UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09729

Name of Fund:  iShares Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 10/31/2025

Date of reporting period: 04/30/2025

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.
iShares 0-5 Year TIPS Bond ETF

STIP | NYSE Arca

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares 0-5 Year TIPS Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 0-5 Year TIPS Bond ETF	$2	0.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	4.21%	7.96%	4.04%	2.85%
ICE BofA US Broad Market Index...
	2.52	7.99	(0.68)	1.56
ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index...
	4.21	7.93	4.02	2.85

Key Fund statistics

Net Assets...
$11,961,923,285
Number of Portfolio Holdings...
27
Portfolio Turnover Rate...
10%

The performance of the ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index in this report reflects the performance of the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L) through January 31, 2023 and, beginning on February 1, 2023, the performance of the ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Year...
19.2%
1-2 Years...
20.0
2-3 Years...
22.7
3-4 Years...
21.9
4-5 Years...
16.2
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Inflation Linked Notes
1.63%, 10/15/29...
5.5%
2.13%, 04/15/29...
5.4
2.38%, 10/15/28...
5.3
1.25%, 04/15/28...
5.1
1.63%, 10/15/27...
5.1
0.38%, 07/15/25...
4.9
0.13%, 04/15/27...
4.9
0.13%, 10/15/26...
4.8
0.50%, 01/15/28...
4.5
0.13%, 10/15/25...
4.5

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares 0-5 Year TIPS Bond ETF

Semi-Annual Shareholder Report — April 30, 2025

STIP-04/25-SAR

iShares Core Total USD Bond Market ETF

IUSB | NASDAQ

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares Core Total USD Bond Market ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core Total USD Bond Market ETF	$3	0.05%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	2.53%	8.11%	(0.02)%	1.83%
Bloomberg U.S. Universal Index...
	2.53	8.14	(0.00)	1.87

Key Fund statistics

Net Assets...
$33,184,983,923
Number of Portfolio Holdings...
16,927
Portfolio Turnover Rate...
37%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Credit quality allocation

Portfolio composition

Moody's Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
Aaa...
54.1%
Aa...
4.0
A...
11.6
Baa...
12.5
Ba...
2.8
B...
2.3
Caa...
0.9
Ca...
0.1
C...
0.0Footnote Reference(b)
Not Rated...
11.7
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
39.4%
Corporate Bonds...
31.0
U.S. Government Sponsored Agency Securities...
22.1
Foreign Government Obligations...
3.3
Foreign Agency Obligations...
2.9
Non-Agency Mortgage-Backed Securities...
0.6
Municipal Bonds...
0.4
Asset-Backed Securities...
0.3
Common Stocks...
0.0Footnote Reference(b)
Preferred Securities...
0.0Footnote Reference(b)
Floating Rate Loan Interests...
0.0Footnote Reference(b)
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Core Total USD Bond Market ETF

Semi-Annual Shareholder Report — April 30, 2025

IUSB-04/25-SAR

iShares iBonds 2028 Term High Yield and Income ETF

IBHH | Cboe BZX Exchange

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds 2028 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2028 Term High Yield and Income ETF	$18	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	2.01%	8.25%	4.29%
Bloomberg U.S. Universal Index...
	2.53	8.14	0.54
Bloomberg 2028 Term High Yield and Income Index...
	2.23	8.72	4.54

Key Fund statistics

Net Assets...
$220,315,677
Number of Portfolio Holdings...
314
Portfolio Turnover Rate...
7%

The inception date of the Fund was March 8, 2022.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Baa...
0.1%
Ba...
36.0
B...
50.5
Caa...
10.2
Not Rated...
1.4
Short-Term and Other Assets...
1.8
SecurityFootnote Reference(a)	Percent of Net Assets
Uniti Group LP, 10.50%, 02/15/28...
1.5%
CCO Holdings LLC, 5.00%, 02/01/28...
1.2
Tenet Healthcare Corp., 6.13%, 10/01/28...
1.2
Venture Global LNG, Inc., 8.13%, 06/01/28...
1.1
TransDigm, Inc., 6.75%, 08/15/28...
1.0
Organon & Co., 4.13%, 04/30/28...
1.0
Sirius XM Radio LLC, 4.00%, 07/15/28...
0.9
Olympus Water US Holding Corp., 9.75%, 11/15/28...
0.9
Tenneco, Inc., 8.00%, 11/17/28...
0.9
United Rentals North America, Inc., 4.88%, 01/15/28...
0.8
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds 2028 Term High Yield and Income ETF

Semi-Annual Shareholder Report — April 30, 2025

IBHH-04/25-SAR

iShares iBonds 2029 Term High Yield and Income ETF

IBHI | Cboe BZX Exchange

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds 2029 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2029 Term High Yield and Income ETF	$17	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	0.84%	7.69%	3.85%
Bloomberg U.S. Universal Index...
	2.53	8.14	0.54
Bloomberg 2029 Term High Yield and Income Index...
	0.89	7.88	3.95

Key Fund statistics

Net Assets...
$156,323,673
Number of Portfolio Holdings...
451
Portfolio Turnover Rate...
6%

The inception date of the Fund was March 8, 2022.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Baa...
0.5%
Ba...
34.9
B...
43.2
Caa...
16.2
Not Rated...
2.7
Short-Term and Other Assets...
2.5
SecurityFootnote Reference(a)	Percent of Net Assets
EchoStar Corp., 10.75%, 11/30/29...
1.8%
Medline Borrower LP, 3.88%, 04/01/29...
1.3
Cloud Software Group, Inc., 6.50%, 03/31/29...
1.3
Cloud Software Group, Inc., 9.00%, 09/30/29...
1.2
Venture Global LNG, Inc., 9.50%, 02/01/29...
1.0
American Airlines, Inc., 5.75%, 04/20/29...
0.9
TransDigm, Inc., 6.38%, 03/01/29...
0.9
Medline Borrower LP, 5.25%, 10/01/29...
0.7
Neptune Bidco US, Inc., 9.29%, 04/15/29...
0.7
Rakuten Group, Inc., 9.75%, 04/15/29...
0.7
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds 2029 Term High Yield and Income ETF

Semi-Annual Shareholder Report — April 30, 2025

IBHI-04/25-SAR

iShares iBonds 2030 Term High Yield and Income ETF

IBHJ | Cboe BZX Exchange

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds 2030 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2030 Term High Yield and Income ETF	$17	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	1.49%	7.93%	8.82%
Bloomberg U.S. Universal Index...
	2.53	8.14	4.60
Bloomberg 2030 Term High Yield and Income Index...
	1.54	8.16	8.97

Key Fund statistics

Net Assets...
$55,582,224
Number of Portfolio Holdings...
250
Portfolio Turnover Rate...
10%

The inception date of the Fund was June 21, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Ba...
42.2%
B...
42.0
Caa...
10.5
Not Rated...
2.7
Short-Term and Other Assets...
2.6
SecurityFootnote Reference(a)	Percent of Net Assets
HUB International Ltd., 7.25%, 06/15/30...
1.8%
Intelsat Jackson Holdings SA, 6.50%, 03/15/30...
1.6
CCO Holdings LLC, 4.75%, 03/01/30...
1.5
EMRLD Borrower LP, 6.63%, 12/15/30...
1.5
1011778 BC ULC, 4.00%, 10/15/30...
1.4
CCO Holdings LLC, 4.50%, 08/15/30...
1.3
DaVita, Inc., 4.63%, 06/01/30...
1.3
Nissan Motor Co. Ltd., 4.81%, 09/17/30...
1.2
AthenaHealth Group, Inc., 6.50%, 02/15/30...
1.2
EchoStar Corp., 6.75%, 11/30/30...
1.1
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds 2030 Term High Yield and Income ETF

Semi-Annual Shareholder Report — April 30, 2025

IBHJ-04/25-SAR

iShares iBonds 2032 Term High Yield and Income ETF

IBHL | Cboe BZX Exchange

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds 2032 Term High Yield and Income ETF (the “Fund”) for the period of March 25, 2025 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2032 Term High Yield and Income ETF	$3Footnote Reference(a)	0.35%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Key Fund statistics

Net Assets...
$11,184,479
Number of Portfolio Holdings...
165
Portfolio Turnover Rate...
6%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Ba...
47.6%
B...
37.0
Caa...
12.8
Not Rated...
0.5
Short-Term and Other Assets...
2.1
SecurityFootnote Reference(a)	Percent of Net Assets
1261229 BC Ltd., 10.00%, 04/15/32...
2.9%
Quikrete Holdings, Inc., 6.38%, 03/01/32...
2.9
CCO Holdings LLC, 4.50%, 05/01/32...
1.9
Community Health Systems, Inc., 10.88%, 01/15/32...
1.7
TransDigm, Inc., 6.63%, 03/01/32...
1.6
Block, Inc., 6.50%, 05/15/32...
1.5
Venture Global LNG, Inc., 9.88%, 02/01/32...
1.5
HUB International Ltd., 7.38%, 01/31/32...
1.5
Cloud Software Group, Inc., 8.25%, 06/30/32...
1.4
NCL Corp. Ltd., 6.75%, 02/01/32...
1.3
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds 2032 Term High Yield and Income ETF

Semi-Annual Shareholder Report — April 30, 2025

IBHL-04/25-SAR

iShares iBonds Dec 2032 Term Corporate ETF

IBDX | NYSE Arca

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds Dec 2032 Term Corporate ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2032 Term Corporate ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	2.53%	9.00%	4.77%
Bloomberg U.S. Universal Index...
	2.53	8.14	3.38
Bloomberg December 2032 Maturity Corporate Index...
	2.52	9.03	4.82

Key Fund statistics

Net Assets...
$1,043,034,297
Number of Portfolio Holdings...
369
Portfolio Turnover Rate...
6%

The inception date of the Fund was June 28, 2022.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
0.8%
Aa...
5.9
A...
34.1
Baa...
53.7
Ba...
2.6
Not Rated...
1.4
Short-Term and Other Assets...
1.5
SecurityFootnote Reference(a)	Percent of Net Assets
Warnermedia Holdings, Inc., 4.28%, 03/15/32...
1.5%
Verizon Communications, Inc., 2.36%, 03/15/32...
1.4
AerCap Ireland Capital DAC, 3.30%, 01/30/32...
1.3
Meta Platforms, Inc., 3.85%, 08/15/32...
1.1
Oracle Corp., 6.25%, 11/09/32...
0.9
Sprint Capital Corp., 8.75%, 03/15/32...
0.9
Amazon.com, Inc., 3.60%, 04/13/32...
0.9
Amazon.com, Inc., 4.70%, 12/01/32...
0.8
AT&T, Inc., 2.25%, 02/01/32...
0.8
Ford Motor Co., 3.25%, 02/12/32...
0.8
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2032 Term Corporate ETF

Semi-Annual Shareholder Report — April 30, 2025

IBDX-04/25-SAR

iShares iBonds Dec 2033 Term Corporate ETF

IBDY | NYSE Arca

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds Dec 2033 Term Corporate ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2033 Term Corporate ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	2.45%	8.82%	5.83%
Bloomberg U.S. Universal Index...
	2.53	8.14	4.60
Bloomberg December 2033 Maturity Corporate Index...
	2.48	8.89	5.85

Key Fund statistics

Net Assets...
$721,889,856
Number of Portfolio Holdings...
321
Portfolio Turnover Rate...
1%

The inception date of the Fund was June 21, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
0.9%
Aa...
5.5
A...
37.6
Baa...
51.5
Ba...
1.9
Not Rated...
0.8
Short-Term and Other Assets...
1.8
SecurityFootnote Reference(a)	Percent of Net Assets
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 05/19/33...
1.9%
Amgen, Inc., 5.25%, 03/02/33...
1.6
AT&T, Inc., 2.55%, 12/01/33...
1.2
T-Mobile USA, Inc., 5.05%, 07/15/33...
1.0
Enbridge, Inc., 5.70%, 03/08/33...
0.9
Philip Morris International, Inc., 5.38%, 02/15/33...
0.9
BP Capital Markets America, Inc., 4.81%, 02/13/33...
0.8
Intel Corp., 5.20%, 02/10/33...
0.8
Banco Santander SA, 6.92%, 08/08/33...
0.8
Verizon Communications, Inc., 4.50%, 08/10/33...
0.8
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2033 Term Corporate ETF

Semi-Annual Shareholder Report — April 30, 2025

IBDY-04/25-SAR

iShares iBonds Dec 2035 Term Corporate ETF

IBCA | NYSE Arca

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds Dec 2035 Term Corporate ETF (the “Fund”) for the period of March 25, 2025 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2035 Term Corporate ETF	$1Footnote Reference(a)	0.10%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Key Fund statistics

Net Assets...
$32,718,637
Number of Portfolio Holdings...
261
Portfolio Turnover Rate...
0%

What did the Fund invest in?

(as of April 30, 2025)

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
2.4%
Aa...
7.1
A...
35.6
Baa...
50.7
Ba...
1.6
Not Rated...
1.4
Short-Term and Other Assets...
1.2
SecurityFootnote Reference(a)	Percent of Net Assets
Broadcom, Inc., 3.14%, 11/15/35...
1.4%
Synopsys, Inc., 5.15%, 04/01/35...
1.2
AbbVie, Inc., 4.50%, 05/14/35...
1.2
AT&T, Inc., 4.50%, 05/15/35...
1.2
Verizon Communications, Inc., 5.25%, 04/02/35...
1.1
Verizon Communications, Inc., 4.78%, 02/15/35...
1.1
Charter Communications Operating LLC, 6.38%, 10/23/35...
1.0
Marsh & McLennan Cos., Inc., 5.00%, 03/15/35...
1.0
Medtronic, Inc., 4.38%, 03/15/35...
0.9
Rio Tinto Finance USA plc, 5.25%, 03/14/35...
0.9
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2035 Term Corporate ETF

Semi-Annual Shareholder Report — April 30, 2025

IBCA-04/25-SAR

iShares iBonds Dec 2025 Term Muni Bond ETF

IBMN | Cboe BZX Exchange

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds Dec 2025 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2025 Term Muni Bond ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	1.40%	3.27%	1.22%	2.45%
S&P Municipal Bond Index...
	(0.41)	2.13	1.19	2.10
S&P AMT-Free Municipal Series Dec 2025 Index™...
	1.55	3.58	1.50	2.48

Key Fund statistics

Net Assets...
$453,042,456
Number of Portfolio Holdings...
1,079
Portfolio Turnover Rate...
0%

The inception date of the Fund was November 13, 2018.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
29.5%
AA+...
23.3
AA...
15.8
AA-...
11.0
A+...
5.3
A...
1.4
A-...
2.5
Not Rated...
9.8
Short-Term and Other Assets...
1.4
StateFootnote Reference(a)	Percent of Net Assets
New York...
14.6%
California...
13.5
Texas...
8.0
Pennsylvania...
4.1
Washington...
4.0
Massachusetts...
3.4
Florida...
3.3
Maryland...
2.5
Virginia...
2.5
Ohio...
2.5
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2025 Term Muni Bond ETF

Semi-Annual Shareholder Report — April 30, 2025

IBMN-04/25-SAR

iShares iBonds Dec 2026 Term Muni Bond ETF

IBMO | Cboe BZX Exchange

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds Dec 2026 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2026 Term Muni Bond ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	1.25%	3.48%	1.20%	1.66%
S&P Municipal Bond Index...
	(0.41)	2.13	1.19	1.46
S&P AMT-Free Municipal Series Callable-Adjusted Dec 2026 Index™...
	1.36	3.81	1.50	1.80

Key Fund statistics

Net Assets...
$509,012,400
Number of Portfolio Holdings...
1,406
Portfolio Turnover Rate...
4%

The inception date of the Fund was April 2, 2019.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
28.3%
AA+...
18.9
AA...
16.4
AA-...
13.4
A+...
4.7
A...
2.5
A-...
4.1
Not Rated...
10.9
Short-Term and Other Assets...
0.8
StateFootnote Reference(a)	Percent of Net Assets
Texas...
10.7%
California...
10.6
New York...
7.9
Florida...
4.6
Washington...
4.3
Illinois...
3.9
Pennsylvania...
3.8
Virginia...
3.7
Maryland...
3.4
North Carolina...
2.4
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2026 Term Muni Bond ETF

Semi-Annual Shareholder Report — April 30, 2025

IBMO-04/25-SAR

iShares iBonds Dec 2027 Term Muni Bond ETF

IBMP | Cboe BZX Exchange

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds Dec 2027 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2027 Term Muni Bond ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	0.87%	3.27%	1.15%	1.67%
S&P Municipal Bond Index...
	(0.41)	2.13	1.19	1.48
S&P AMT-Free Municipal Series Callable-Adjusted Dec 2027 Index™...
	0.97	3.55	1.36	1.77

Key Fund statistics

Net Assets...
$521,914,941
Number of Portfolio Holdings...
1,434
Portfolio Turnover Rate...
3%

The inception date of the Fund was April 9, 2019.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
27.3%
AA+...
20.4
AA...
14.9
AA-...
12.9
A+...
4.6
A...
2.5
A-...
5.1
Not Rated...
11.2
Short-Term and Other Assets...
1.1
StateFootnote Reference(a)	Percent of Net Assets
Texas...
11.6%
California...
11.6
New York...
9.3
Illinois...
4.8
Washington...
4.6
Florida...
4.1
Pennsylvania...
3.5
Maryland...
2.8
Virginia...
2.8
New Jersey...
2.7
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2027 Term Muni Bond ETF

Semi-Annual Shareholder Report — April 30, 2025

IBMP-04/25-SAR

iShares iBonds Dec 2028 Term Muni Bond ETF

IBMQ | Cboe BZX Exchange

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds Dec 2028 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2028 Term Muni Bond ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	0.58%	2.89%	1.03%	1.67%
S&P Municipal Bond Index...
	(0.41)	2.13	1.19	1.48
S&P AMT-Free Municipal Series Callable-Adjusted Dec 2028 Index™...
	0.67	3.15	1.26	1.70

Key Fund statistics

Net Assets...
$435,891,336
Number of Portfolio Holdings...
1,305
Portfolio Turnover Rate...
3%

The inception date of the Fund was April 16, 2019.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
27.3%
AA+...
17.6
AA...
15.7
AA-...
13.0
A+...
5.5
A...
2.9
A-...
5.4
BBB+...
0.1
BBB...
0.1
Not Rated...
11.0
Short-Term and Other Assets...
1.4
StateFootnote Reference(a)	Percent of Net Assets
Texas...
11.8%
California...
9.9
New York...
9.3
Illinois...
5.0
Washington...
3.8
Florida...
3.5
Pennsylvania...
3.5
Maryland...
3.3
Virginia...
3.2
New Jersey...
3.0
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2028 Term Muni Bond ETF

Semi-Annual Shareholder Report — April 30, 2025

IBMQ-04/25-SAR

iShares iBonds Dec 2029 Term Muni Bond ETF

IBMR | Cboe BZX Exchange

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds Dec 2029 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2029 Term Muni Bond ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	0.43%	2.49%	2.01%
S&P Municipal Bond Index...
	(0.41)	2.13	1.92
S&P AMT-Free Municipal Series Callable-Adjusted Dec 2029 Index™...
	0.42	2.60	1.32

Key Fund statistics

Net Assets...
$236,188,967
Number of Portfolio Holdings...
1,038
Portfolio Turnover Rate...
1%

The inception date of the Fund was May 9, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
26.3%
AA+...
16.3
AA...
18.9
AA-...
13.0
A+...
4.5
A...
3.6
A-...
3.3
BBB+...
0.2
BBB...
0.1
D...
0.1
Not Rated...
12.4
Short-Term and Other Assets...
1.3
StateFootnote Reference(a)	Percent of Net Assets
California...
14.4%
Texas...
12.9
New York...
8.0
Florida...
5.0
Illinois...
4.8
Washington...
4.5
Pennsylvania...
3.6
Maryland...
3.4
Ohio...
2.8
North Carolina...
2.7
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2029 Term Muni Bond ETF

Semi-Annual Shareholder Report — April 30, 2025

IBMR-04/25-SAR

iShares iBonds Dec 2031 Term Muni Bond ETF

IBMT | Cboe BZX Exchange

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds Dec 2031 Term Muni Bond ETF (the “Fund”) for the period of March 25, 2025 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2031 Term Muni Bond ETF	$2Footnote Reference(a)	0.18%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Key Fund statistics

Net Assets...
$3,739,473
Number of Portfolio Holdings...
149
Portfolio Turnover Rate...
0%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
21.6%
AA+...
18.1
AA...
22.1
AA-...
12.0
A+...
5.7
A...
2.9
A-...
3.1
Not Rated...
13.1
Short-Term and Other Assets...
1.4
StateFootnote Reference(a)	Percent of Net Assets
California...
14.6%
Texas...
14.1
New York...
10.1
Illinois...
4.8
Pennsylvania...
4.4
Washington...
3.8
Florida...
3.3
North Carolina...
3.2
Ohio...
3.2
Nevada...
2.3
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2031 Term Muni Bond ETF

Semi-Annual Shareholder Report — April 30, 2025

IBMT-04/25-SAR

iShares iBonds Dec 2025 Term Treasury ETF

IBTF | NASDAQ

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds Dec 2025 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2025 Term Treasury ETF	$3	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	2.19%	5.40%	0.28%	1.06%
ICE BofA US Broad Market Index...
	2.52	7.99	(0.68)	(0.32)
ICE 2025 Maturity US Treasury Index...
	2.18	5.42	0.31	1.09

Key Fund statistics

Net Assets...
$2,129,284,991
Number of Portfolio Holdings...
27
Portfolio Turnover Rate...
0%

The inception date of the Fund was February 25, 2020.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE 2025 Maturity US Treasury Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
96.4%
Short-Term and Other Assets...
3.6
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
0.25%, 05/31/25...
7.3%
0.38%, 11/30/25...
7.0
2.88%, 06/15/25...
6.9
3.00%, 09/30/25...
6.5
2.75%, 05/15/25...
6.2
0.25%, 08/31/25...
5.9
2.88%, 07/31/25...
4.9
3.00%, 10/31/25...
4.6
2.25%, 11/15/25...
4.6
0.25%, 10/31/25...
4.5

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2025 Term Treasury ETF

Semi-Annual Shareholder Report — April 30, 2025

IBTF-04/25-SAR

iShares iBonds Dec 2026 Term Treasury ETF

IBTG | NASDAQ

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds Dec 2026 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2026 Term Treasury ETF	$3	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	2.49%	6.35%	(0.25)%	0.65%
ICE BofA US Broad Market Index...
	2.52	7.99	(0.68)	(0.32)
ICE 2026 Maturity US Treasury Index...
	2.52	6.40	(0.22)	0.69

Key Fund statistics

Net Assets...
$1,860,501,248
Number of Portfolio Holdings...
34
Portfolio Turnover Rate...
2%

The inception date of the Fund was February 25, 2020.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE 2026 Maturity US Treasury Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
98.7%
Short-Term and Other Assets...
1.3
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
1.50%, 08/15/26...
6.7%
0.75%, 05/31/26...
6.2
1.63%, 05/15/26...
5.9
0.75%, 04/30/26...
5.5
1.13%, 10/31/26...
5.2
1.25%, 11/30/26...
4.9
0.50%, 02/28/26...
4.5
0.38%, 01/31/26...
4.5
4.50%, 03/31/26...
4.0
0.75%, 03/31/26...
4.0

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2026 Term Treasury ETF

Semi-Annual Shareholder Report — April 30, 2025

IBTG-04/25-SAR

iShares iBonds Dec 2027 Term Treasury ETF

IBTH | NASDAQ

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds Dec 2027 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2027 Term Treasury ETF	$3	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	3.14%	7.51%	(0.74)%	0.27%
ICE BofA US Broad Market Index...
	2.52	7.99	(0.68)	(0.32)
ICE 2027 Maturity US Treasury Index...
	3.16	7.56	(0.69)	0.31

Key Fund statistics

Net Assets...
$1,516,031,899
Number of Portfolio Holdings...
31
Portfolio Turnover Rate...
3%

The inception date of the Fund was February 25, 2020.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE 2027 Maturity US Treasury Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
97.6%
Short-Term and Other Assets...
2.4
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
1.88%, 02/28/27...
5.5%
0.50%, 10/31/27...
5.3
2.25%, 11/15/27...
5.0
1.50%, 01/31/27...
4.7
4.13%, 09/30/27...
4.6
3.25%, 06/30/27...
4.4
2.25%, 02/15/27...
4.2
2.75%, 04/30/27...
4.2
0.50%, 04/30/27...
4.2
4.50%, 04/15/27...
4.1

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2027 Term Treasury ETF

Semi-Annual Shareholder Report — April 30, 2025

IBTH-04/25-SAR

iShares iBonds Dec 2028 Term Treasury ETF

IBTI | NASDAQ

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds Dec 2028 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2028 Term Treasury ETF	$3	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	3.71%	8.40%	(1.13)%	(0.02)%
ICE BofA US Broad Market Index...
	2.52	7.99	(0.68)	(0.32)
ICE 2028 Maturity US Treasury Index...
	3.73	8.47	(1.08)	0.02

Key Fund statistics

Net Assets...
$1,003,976,725
Number of Portfolio Holdings...
26
Portfolio Turnover Rate...
11%

The inception date of the Fund was February 25, 2020.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE 2028 Maturity US Treasury Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
98.3%
Short-Term and Other Assets...
1.7
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
2.88%, 05/15/28...
8.7%
2.88%, 08/15/28...
7.2
1.25%, 09/30/28...
6.4
4.25%, 01/15/28...
6.2
1.25%, 06/30/28...
5.4
0.75%, 01/31/28...
5.4
3.13%, 11/15/28...
5.2
1.00%, 07/31/28...
5.0
2.75%, 02/15/28...
5.0
1.50%, 11/30/28...
4.7

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2028 Term Treasury ETF

Semi-Annual Shareholder Report — April 30, 2025

IBTI-04/25-SAR

iShares iBonds Dec 2029 Term Treasury ETF

IBTJ | NASDAQ

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds Dec 2029 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2029 Term Treasury ETF	$4	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	3.96%	8.84%	(1.54)%	(0.29)%
ICE BofA US Broad Market Index...
	2.52	7.99	(0.68)	(0.32)
ICE 2029 Maturity US Treasury Index...
	3.97	8.86	(1.51)	(0.26)

Key Fund statistics

Net Assets...
$656,322,678
Number of Portfolio Holdings...
27
Portfolio Turnover Rate...
3%

The inception date of the Fund was February 25, 2020.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE 2029 Maturity US Treasury Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
98.3%
Short-Term and Other Assets...
1.7
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
2.63%, 02/15/29...
7.2%
1.75%, 01/31/29...
6.2
2.88%, 04/30/29...
6.1
4.25%, 02/28/29...
5.8
3.13%, 08/31/29...
5.5
2.75%, 05/31/29...
5.2
2.63%, 07/31/29...
5.1
3.25%, 06/30/29...
5.1
4.13%, 10/31/29...
4.7
4.00%, 07/31/29...
4.7

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2029 Term Treasury ETF

Semi-Annual Shareholder Report — April 30, 2025

IBTJ-04/25-SAR

iShares iBonds Dec 2030 Term Treasury ETF

IBTK | NASDAQ

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds Dec 2030 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2030 Term Treasury ETF	$3	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	4.15%	9.43%	(2.47)%
ICE BofA US Broad Market Index...
	2.52	7.99	(1.09)
ICE 2030 Maturity US Treasury Index...
	4.17	9.50	(2.43)

Key Fund statistics

Net Assets...
$433,228,358
Number of Portfolio Holdings...
19
Portfolio Turnover Rate...
20%

The inception date of the Fund was July 14, 2020.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE 2030 Maturity US Treasury Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
98.2%
Short-Term and Other Assets...
1.8
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
0.88%, 11/15/30...
10.0%
0.63%, 08/15/30...
9.6
0.63%, 05/15/30...
9.2
1.50%, 02/15/30...
7.7
4.00%, 03/31/30...
7.4
4.00%, 02/28/30...
7.3
4.25%, 01/31/30...
5.8
3.75%, 05/31/30...
5.7
4.63%, 09/30/30...
5.5
3.88%, 04/30/30...
4.5
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2030 Term Treasury ETF

Semi-Annual Shareholder Report — April 30, 2025

IBTK-04/25-SAR

iShares iBonds Dec 2031 Term Treasury ETF

IBTL | NASDAQ

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds Dec 2031 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2031 Term Treasury ETF	$3	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	4.10%	9.48%	(2.17)%
ICE BofA US Broad Market Index...
	2.52	7.99	(1.14)
ICE 2031 Maturity US Treasury Index...
	4.11	9.51	(2.11)

Key Fund statistics

Net Assets...
$370,627,430
Number of Portfolio Holdings...
17
Portfolio Turnover Rate...
9%

The inception date of the Fund was July 13, 2021.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE 2031 Maturity US Treasury Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
98.0%
Short-Term and Other Assets...
2.0
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
1.25%, 08/15/31...
16.0%
1.38%, 11/15/31...
15.8
1.63%, 05/15/31...
14.2
1.13%, 02/15/31...
11.1
4.63%, 04/30/31...
7.8
4.13%, 03/31/31...
7.1
4.25%, 02/28/31...
5.4
4.00%, 01/31/31...
5.3
4.13%, 10/31/31...
2.7
4.13%, 11/30/31...
2.6
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2031 Term Treasury ETF

Semi-Annual Shareholder Report — April 30, 2025

IBTL-04/25-SAR

iShares iBonds Dec 2032 Term Treasury ETF

IBTM | NASDAQ

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds Dec 2032 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2032 Term Treasury ETF	$4	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	3.94%	9.55%	0.75%
ICE BofA US Broad Market Index...
	2.52	7.99	2.31
ICE 2032 Maturity US Treasury Index...
	3.95	9.60	0.79

Key Fund statistics

Net Assets...
$321,989,162
Number of Portfolio Holdings...
9
Portfolio Turnover Rate...
28%

The inception date of the Fund was July 6, 2022.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE 2032 Maturity US Treasury Index (the“Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1,2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
98.4%
Short-Term and Other Assets...
1.6
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes, 4.13%, 11/15/32	20.5%
U.S. Treasury Notes, 2.75%, 08/15/32...
19.3
U.S. Treasury Notes, 2.88%, 05/15/32...
17.6
U.S. Treasury Notes, 1.88%, 02/15/32...
16.3
U.S. Treasury Notes, 4.38%, 01/31/32...
10.1
U.S. Treasury Notes, 4.13%, 02/29/32...
8.8
U.S. Treasury Notes, 4.13%, 03/31/32...
2.9
U.S. Treasury Notes, 4.00%, 04/30/32...
2.9
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2032 Term Treasury ETF

Semi-Annual Shareholder Report — April 30, 2025

IBTM-04/25-SAR

iShares iBonds Dec 2033 Term Treasury ETF

IBTO | NASDAQ

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds Dec 2033 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2033 Term Treasury ETF	$4	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	3.66%	9.26%	2.79%
ICE BofA US Broad Market Index...
	2.52	7.99	4.16
ICE 2033 Maturity US Treasury Index...
	3.69	9.33	2.81

Key Fund statistics

Net Assets...
$336,547,617
Number of Portfolio Holdings...
5
Portfolio Turnover Rate...
1%

The inception date of the Fund was June 27, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
98.4%
Short-Term and Other Assets...
1.6
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes, 4.50%, 11/15/33	28.0%
U.S. Treasury Notes, 3.88%, 08/15/33...
25.3
U.S. Treasury Notes, 3.38%, 05/15/33...
22.6
U.S. Treasury Notes, 3.50%, 02/15/33...
22.5
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2033 Term Treasury ETF

Semi-Annual Shareholder Report — April 30, 2025

IBTO-04/25-SAR

iShares iBonds Dec 2035 Term Treasury ETF

IBTQ | NASDAQ

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds Dec 2035 Term Treasury ETF (the “Fund”) for the period of March 25, 2025 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2035 Term Treasury ETF	$1Footnote Reference(a)	0.07%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Key Fund statistics

Net Assets...
$3,813,098
Number of Portfolio Holdings...
2
Portfolio Turnover Rate...
1%

What did the Fund invest in?

(as of April 30, 2025)

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
98.7%
Short-Term and Other Assets...
1.3
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes, 4.63%, 02/15/35...
98.7%
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2035 Term Treasury ETF

Semi-Annual Shareholder Report — April 30, 2025

IBTQ-04/25-SAR

iShares iBonds Dec 2045 Term Treasury ETF

IBGB | NASDAQ

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds Dec 2045 Term Treasury ETF (the “Fund”) for the period of March 25, 2025 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2045 Term Treasury ETF	$1Footnote Reference(a)	0.07%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Key Fund statistics

Net Assets...
$3,757,547
Number of Portfolio Holdings...
6
Portfolio Turnover Rate...
10%

What did the Fund invest in?

(as of April 30, 2025)

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
97.9%
Short-Term and Other Assets...
2.1
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Bonds, 4.75%, 02/15/45...
21.2%
U.S. Treasury Bonds, 3.00%, 11/15/45...
20.2
U.S. Treasury Bonds, 3.00%, 05/15/45...
20.0
U.S. Treasury Bonds, 2.88%, 08/15/45...
19.1
U.S. Treasury Bonds, 2.50%, 02/15/45...
17.3
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2045 Term Treasury ETF

Semi-Annual Shareholder Report — April 30, 2025

IBGB-04/25-SAR

iShares iBonds Dec 2055 Term Treasury ETF

IBGL | NASDAQ

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds Dec 2055 Term Treasury ETF (the “Fund”) for the period of March 25, 2025 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2055 Term Treasury ETF	$1Footnote Reference(a)	0.07%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Key Fund statistics

Net Assets...
$3,747,444
Number of Portfolio Holdings...
2
Portfolio Turnover Rate...
1%

What did the Fund invest in?

(as of April 30, 2025)

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
98.6%
Short-Term and Other Assets...
1.4
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Bonds, 4.63%, 02/15/55...
98.6%
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2055 Term Treasury ETF

Semi-Annual Shareholder Report — April 30, 2025

IBGL-04/25-SAR

iShares iBonds Oct 2025 Term TIPS ETF

IBIB | NYSE Arca

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds Oct 2025 Term TIPS ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2025 Term TIPS ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	2.74%	5.48%	5.58%
ICE BofA US Broad Market Index...
	2.52	7.99	5.76
ICE 2025 Maturity US Inflation-Linked Treasury Index...
	2.67	5.44	5.60

Key Fund statistics

Net Assets...
$34,360,181
Number of Portfolio Holdings...
3
Portfolio Turnover Rate...
0%

The inception date of the Fund was September 13, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
93.9%
Short-Term and Other Assets...
6.1
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 0.38%, 07/15/25...
47.9%
U.S. Treasury Inflation Linked Notes, 0.13%, 10/15/25...
46.0
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Oct 2025 Term TIPS ETF

Semi-Annual Shareholder Report — April 30, 2025

IBIB-04/25-SAR

iShares iBonds Oct 2026 Term TIPS ETF

IBIC | NYSE Arca

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds Oct 2026 Term TIPS ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2026 Term TIPS ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	3.76%	7.37%	6.40%
ICE BofA US Broad Market Index...
	2.52	7.99	5.76
ICE 2026 Maturity US Inflation-Linked Treasury Index...
	3.83	7.47	6.51

Key Fund statistics

Net Assets...
$47,955,734
Number of Portfolio Holdings...
6
Portfolio Turnover Rate...
0%

The inception date of the Fund was September 13, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
99.7%
Short-Term and Other Assets...
0.3
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 0.13%, 10/15/26...
25.4%
U.S. Treasury Inflation Linked Notes, 0.13%, 07/15/26...
22.8
U.S. Treasury Inflation Linked Notes, 0.63%, 01/15/26...
22.0
U.S. Treasury Inflation Linked Notes, 0.13%, 04/15/26...
18.5
U.S. Treasury Inflation Linked Bonds, 2.00%, 01/15/26...
11.0
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Oct 2026 Term TIPS ETF

Semi-Annual Shareholder Report — April 30, 2025

IBIC-04/25-SAR

iShares iBonds Oct 2027 Term TIPS ETF

IBID | NYSE Arca

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds Oct 2027 Term TIPS ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2027 Term TIPS ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	4.34%	8.60%	6.86%
ICE BofA US Broad Market Index...
	2.52	7.99	5.76
ICE 2027 Maturity US Inflation-Linked Treasury Index...
	4.40	8.70	6.97

Key Fund statistics

Net Assets...
$43,276,198
Number of Portfolio Holdings...
6
Portfolio Turnover Rate...
0%

The inception date of the Fund was September 13, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
99.5%
Short-Term and Other Assets...
0.5
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 1.63%, 10/15/27...
25.1%
U.S. Treasury Inflation Linked Notes, 0.13%, 04/15/27...
24.2
U.S. Treasury Inflation Linked Notes, 0.38%, 07/15/27...
21.6
U.S. Treasury Inflation Linked Notes, 0.38%, 01/15/27...
18.6
U.S. Treasury Inflation Linked Bonds, 2.38%, 01/15/27...
10.1
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Oct 2027 Term TIPS ETF

Semi-Annual Shareholder Report — April 30, 2025

IBID-04/25-SAR

iShares iBonds Oct 2028 Term TIPS ETF

IBIE | NYSE Arca

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds Oct 2028 Term TIPS ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2028 Term TIPS ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	4.53%	9.14%	6.87%
ICE BofA US Broad Market Index...
	2.52	7.99	5.76
ICE 2028 Maturity US Inflation-Linked Treasury Index...
	4.60	9.24	6.96

Key Fund statistics

Net Assets...
$43,302,269
Number of Portfolio Holdings...
7
Portfolio Turnover Rate...
3%

The inception date of the Fund was September 13, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
99.4%
Short-Term and Other Assets...
0.6
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 2.38%, 10/15/28...
24.6%
U.S. Treasury Inflation Linked Notes, 1.25%, 04/15/28...
23.7
U.S. Treasury Inflation Linked Notes, 0.50%, 01/15/28...
19.7
U.S. Treasury Inflation Linked Notes, 0.75%, 07/15/28...
18.8
U.S. Treasury Inflation Linked Bonds, 1.75%, 01/15/28...
8.6
U.S. Treasury Inflation Linked Bonds, 3.63%, 04/15/28...
4.1
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Oct 2028 Term TIPS ETF

Semi-Annual Shareholder Report — April 30, 2025

IBIE-04/25-SAR

iShares iBonds Oct 2029 Term TIPS ETF

IBIF | NYSE Arca

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds Oct 2029 Term TIPS ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2029 Term TIPS ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	4.57%	9.18%	7.13%
ICE BofA US Broad Market Index...
	2.52	7.99	6.18
ICE 2029 Maturity US Inflation-Linked Treasury Index...
	4.60	9.24	7.21

Key Fund statistics

Net Assets...
$36,841,809
Number of Portfolio Holdings...
7
Portfolio Turnover Rate...
9%

The inception date of the Fund was September 19, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
99.8%
Short-Term and Other Assets...
0.2
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 1.63%, 10/15/29...
24.6%
U.S. Treasury Inflation Linked Notes, 2.13%, 04/15/29...
24.2
U.S. Treasury Inflation Linked Notes, 0.25%, 07/15/29...
17.2
U.S. Treasury Inflation Linked Notes, 0.88%, 01/15/29...
14.9
U.S. Treasury Inflation Linked Bonds, 3.88%, 04/15/29...
10.8
U.S. Treasury Inflation Linked Bonds, 2.50%, 01/15/29...
8.1
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Oct 2029 Term TIPS ETF

Semi-Annual Shareholder Report — April 30, 2025

IBIF-04/25-SAR

iShares iBonds Oct 2030 Term TIPS ETF

IBIG | NYSE Arca

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds Oct 2030 Term TIPS ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2030 Term TIPS ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	4.43%	9.55%	7.03%
ICE BofA US Broad Market Index...
	2.52	7.99	6.18
ICE 2030 Maturity US Inflation-Linked Treasury Index...
	4.49	9.64	7.13

Key Fund statistics

Net Assets...
$65,750,256
Number of Portfolio Holdings...
4
Portfolio Turnover Rate...
46%

The inception date of the Fund was September 19, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
99.9%
Short-Term and Other Assets...
0.1
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 0.13%, 01/15/30...
41.0%
U.S. Treasury Inflation Linked Notes, 0.13%, 07/15/30...
39.5
U.S. Treasury Inflation Linked Notes, 1.63%, 04/15/30...
19.4
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Oct 2030 Term TIPS ETF

Semi-Annual Shareholder Report — April 30, 2025

IBIG-04/25-SAR

iShares iBonds Oct 2031 Term TIPS ETF

IBIH | NYSE Arca

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds Oct 2031 Term TIPS ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2031 Term TIPS ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	4.13%	9.44%	6.73%
ICE BofA US Broad Market Index...
	2.52	7.99	6.18
ICE 2031 Maturity US Inflation-Linked Treasury Index...
	4.19	9.52	6.83

Key Fund statistics

Net Assets...
$26,153,071
Number of Portfolio Holdings...
3
Portfolio Turnover Rate...
0%

The inception date of the Fund was September 19, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
99.9%
Short-Term and Other Assets...
0.1
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 0.13%, 07/15/31...
50.3%
U.S. Treasury Inflation Linked Notes, 0.13%, 01/15/31...
49.6
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Oct 2031 Term TIPS ETF

Semi-Annual Shareholder Report — April 30, 2025

IBIH-04/25-SAR

iShares iBonds Oct 2032 Term TIPS ETF

IBII | NYSE Arca

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds Oct 2032 Term TIPS ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2032 Term TIPS ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	3.73%	9.20%	6.42%
ICE BofA US Broad Market Index...
	2.52	7.99	6.18
ICE 2032 Maturity US Inflation-Linked Treasury Index...
	3.79	9.27	6.51

Key Fund statistics

Net Assets...
$20,668,841
Number of Portfolio Holdings...
4
Portfolio Turnover Rate...
0%

The inception date of the Fund was September 19, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
99.8%
Short-Term and Other Assets...
0.2
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 0.63%, 07/15/32...
47.9%
U.S. Treasury Inflation Linked Notes, 0.13%, 01/15/32...
44.5
U.S. Treasury Inflation Linked Bonds, 3.38%, 04/15/32...
7.4
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Oct 2032 Term TIPS ETF

Semi-Annual Shareholder Report — April 30, 2025

IBII-04/25-SAR

iShares iBonds Oct 2033 Term TIPS ETF

IBIJ | NYSE Arca

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds Oct 2033 Term TIPS ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2033 Term TIPS ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	3.39%	8.85%	5.94%
ICE BofA US Broad Market Index...
	2.52	7.99	6.18
ICE 2033 Maturity US Inflation-Linked Treasury Index...
	3.44	8.93	5.99

Key Fund statistics

Net Assets...
$25,860,473
Number of Portfolio Holdings...
3
Portfolio Turnover Rate...
1%

The inception date of the Fund was September 19, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
99.6%
Short-Term and Other Assets...
0.4
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 1.38%, 07/15/33...
49.8%
U.S. Treasury Inflation Linked Notes, 1.13%, 01/15/33...
49.8
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Oct 2033 Term TIPS ETF

Semi-Annual Shareholder Report — April 30, 2025

IBIJ-04/25-SAR

iShares iBonds Oct 2035 Term TIPS ETF

IBIL | NYSE Arca

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds Oct 2035 Term TIPS ETF (the “Fund”) for the period of March 25, 2025 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2035 Term TIPS ETF	$1Footnote Reference(a)	0.10%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Key Fund statistics

Net Assets...
$5,053,925
Number of Portfolio Holdings...
2
Portfolio Turnover Rate...
0%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
99.4%
Short-Term and Other Assets...
0.6
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 2.13%, 01/15/35...
99.4%
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Oct 2035 Term TIPS ETF

Semi-Annual Shareholder Report — April 30, 2025

IBIL-04/25-SAR

iShares TIPS Bond ETF

TIP | NYSE Arca

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares TIPS Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares TIPS Bond ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	3.03%	7.90%	1.60%	2.28%
ICE BofA US Broad Market Index...
	2.52	7.99	(0.68)	1.56
ICE U.S. Treasury Inflation Linked Bond Index...
	3.13	8.07	1.81	2.45

Key Fund statistics

Net Assets...
$14,053,499,997
Number of Portfolio Holdings...
52
Portfolio Turnover Rate...
9%

The performance of the ICE U.S. Treasury Inflation Linked Bond Index in this report reflects the performance of the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) through January 31, 2023 and, beginning on February 1, 2023, the performance of the ICE U.S. Treasury Inflation Linked Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Year...
0.1%
1-5 Years...
51.7
5-10 Years...
33.9
10-15 Years...
0.7
15-20 Years...
5.8
20-25 Years...
3.4
25-30 Years...
4.4
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Inflation Linked Notes
1.88%, 07/15/34...
4.0%
1.75%, 01/15/34...
3.9
1.13%, 01/15/33...
3.6
1.38%, 07/15/33...
3.6
0.63%, 07/15/32...
3.5
1.63%, 10/15/29...
3.4
2.38%, 10/15/28...
3.4
2.13%, 04/15/29...
3.4
0.13%, 01/15/32...
3.2
0.13%, 10/15/26...
3.2

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares TIPS Bond ETF

Semi-Annual Shareholder Report — April 30, 2025

TIP-04/25-SAR

iShares U.S. Treasury Bond ETF

GOVT | Cboe BZX Exchange

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares U.S. Treasury Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Treasury Bond ETF	$3	0.05%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	2.73%	7.60%	(1.73)%	0.99%
ICE BofA US Broad Market Index...
	2.52	7.99	(0.68)	1.56
ICE® U.S. Treasury Core Bond Index...
	2.76	7.66	(1.68)	1.07

Key Fund statistics

Net Assets...
$27,605,309,938
Number of Portfolio Holdings...
205
Portfolio Turnover Rate...
10%

The performance of the ICE® U.S. Treasury Core Bond Index in this report reflects the performance of the Barclays U.S. Treasury Bond Index through June 30, 2016 and, beginning on July 1, 2016, the performance of the ICE® U.S. Treasury Core Bond Index.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE® U.S. Treasury Core Bond Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Years...
0.1%
1-5 Years...
58.7
5-10 Years...
20.7
10-15 Years...
2.2
15-20 Years...
6.3
More than 20 Years...
12.0
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Notes
1.38%, 11/15/31...
5.2%
3.13%, 11/15/28...
3.3
2.63%, 02/15/29...
2.9
2.75%, 02/15/28...
2.6
2.25%, 02/15/27...
2.3
1.88%, 02/15/51...
2.3
0.75%, 08/31/26...
1.9
1.50%, 11/30/28...
1.7
2.50%, 05/15/46...
1.6
2.88%, 05/15/28...
1.6

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Treasury Bond ETF

Semi-Annual Shareholder Report — April 30, 2025

GOVT-04/25-SAR

iShares Yield Optimized Bond ETF

BYLD | NYSE Arca

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares Yield Optimized Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Yield Optimized Bond ETF	$0Footnote Reference(a)Footnote Reference(b)	0.00%Footnote Reference(b)Footnote Reference(c)Footnote Reference(d)
Footnote	Description
Footnote(a)	Rounds to less than $1.
Footnote(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(c)	Annualized.
Footnote(d)	Rounds to less than 0.01%.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	2.15%	7.75%	1.39%	2.46%
Bloomberg U.S. Universal Index...
	2.53	8.14	(0.00)	1.87
Morningstar® U.S. Bond Market Yield-Optimized Index℠...
	2.09	7.69	1.22	2.30

Key Fund statistics

Net Assets...
$236,589,725
Number of Portfolio Holdings...
13
Portfolio Turnover Rate...
67%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Ten largest holdings

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Investment Companies...
100.0%
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Broad USD High Yield Corporate Bond ETF...
10.6%
iShares Investment Grade Systematic Bond ETF...
10.6
iShares MBS ETF...
10.1
iShares 10+ Year Investment Grade Corporate Bond ETF...
10.1
iShares Floating Rate Bond ETF...
10.0
iShares J.P. Morgan Emerging Markets High Yield Bond ETF...
9.9
iShares 1-5 Year Investment Grade Corporate Bond ETF...
9.7
iShares 5-10 Year Investment Grade Corporate Bond ETF...
9.6
iShares 0-5 Year High Yield Corporate Bond ETF...
9.1
iShares Core Total USD Bond Market ETF...
5.1

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited or Morningstar, Inc. and their affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Yield Optimized Bond ETF

Semi-Annual Shareholder Report — April 30, 2025

BYLD-04/25-SAR

(b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
April 30, 2025
2025 Semi-Annual
Financial Statements and
Additional Information (Unaudited)
iShares Trust
iShares 0-5 Year TIPS Bond ETF | STIP | NYSE Arca
iShares TIPS Bond ETF | TIP | NYSE Arca
iShares U.S. Treasury Bond ETF | GOVT | Cboe BZX Exchange

Page
2

Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
0-5 Year TIPS Bond ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds
2.00% , 01/15/26 ................... USD 214,520 $ 216,389,575
2.38% , 01/15/27 ................... 233,673 240,001,403
1.75% , 01/15/28 ................... 172,378 175,899,033
3.63% , 04/15/28 ................... 232,402 249,518,719
2.50% , 01/15/29 ................... 203,876 213,447,876
3.88% , 04/15/29 ................... 256,026 281,842,801
U.S. Treasury Inflation Linked Notes
0.38% , 07/15/25 - 07/15/27 ............ 1,577,020 1,569,711,823
0.13% , 10/15/25 - 01/15/30 ............ 3,123,398 3,080,540,147
0.63% , 01/15/26 ................... 521,602 521,176,008
1.63% , 10/15/27 - 04/15/30 ............ 1,586,740 1,612,745,520
0.50% , 01/15/28 ................... 546,605 539,680,211
1.25% , 04/15/28 ................... 606,666 609,467,100
0.75% , 07/15/28 ................... 448,397 445,130,484
2.38% , 10/15/28 ................... 596,973 623,771,909
0.88% , 01/15/29 ................... 398,245 393,523,287
2.13% , 04/15/29 ................... 625,118 645,432,093
0.25% , 07/15/29 ................... 469,070 451,263,013
Total Long-Term Investments — 99 .2%
(Cost: $ 11,768,388,296 ) ............................ 11,869,541,002
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 3.7%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30%
(a) (b)
.................. 441,458,809 $ 441,458,809
Total Short-Term Securities — 3 .7%
(Cost: $ 441,458,809 ) .............................. 441,458,809
Total Investments — 102 .9%
(Cost: $ 12,209,847,105 ) ............................ 12,310,999,811
Liabilities in Excess of Other Assets — (2.9) % ............. (349,076,526)
Net Assets — 100.0% ...............................
$ 11,961,923,285
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 478,134,839 $ — $ (36,676,030)
(a)
$ — $ — $ 441,458,809 441,458,809 $ 3,181,577
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 11,869,541,002 $ — $ 11,869,541,002
Short-Term Securities
Money Market Funds ...................................... 441,458,809 — — 441,458,809
$ 441,458,809 $ 11,869,541,002 $ — $ 12,310,999,811

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
TIPS Bond ETF
4
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds
2.00% , 01/15/26 ................... USD 2,967 $ 2,992,980
2.38% , 01/15/27 - 02/15/55 ............ 238,516 240,224,505
1.75% , 01/15/28 ................... 167,939 171,369,500
3.63% , 04/15/28 ................... 162,922 174,922,132
2.50% , 01/15/29 ................... 155,942 163,263,319
3.88% , 04/15/29 ................... 200,729 220,969,611
3.38% , 04/15/32 ................... 72,592 80,866,795
2.13% , 02/15/40 - 02/15/54 ............ 414,910 397,764,586
0.75% , 02/15/42 - 02/15/45 ............ 461,328 348,634,653
0.63% , 02/15/43 ................... 174,220 130,294,554
1.38% , 02/15/44 ................... 233,835 197,676,995
1.00% , 02/15/46 - 02/15/49 ............ 356,177 265,697,082
0.88% , 02/15/47 ................... 165,973 121,086,030
0.25% , 02/15/50 ................... 160,231 93,560,741
0.13% , 02/15/51 - 02/15/52 ............ 371,816 202,357,493
1.50% , 02/15/53 ................... 189,948 151,806,010
U.S. Treasury Inflation Linked Notes
0.63% , 01/15/26 - 07/15/32 ............ 524,235 487,435,734
0.13% , 04/15/26 - 01/15/32 ............ 3,508,710 3,329,140,392
0.38% , 01/15/27 - 07/15/27 ............ 766,224 761,039,223
1.63% , 10/15/27 - 04/15/30 ............ 1,147,268 1,166,133,402
0.50% , 01/15/28 ................... 409,167 403,983,579
1.25% , 04/15/28 ................... 427,606 429,580,569
0.75% , 07/15/28 ................... 347,496 344,965,060
2.38% , 10/15/28 ................... 459,089 479,698,714
0.88% , 01/15/29 ................... 305,758 302,132,305
2.13% , 04/15/29 - 01/15/35 ............ 825,104 846,455,811
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
0.25% , 07/15/29 ................... USD 350,254 $ 336,958,044
1.13% , 01/15/33 ................... 526,288 501,491,307
1.38% , 07/15/33 ................... 515,607 499,606,385
1.75% , 01/15/34 ................... 544,010 538,704,642
1.88% , 07/15/34 ................... 556,665 557,256,747
Total Long-Term Investments — 99 .2%
(Cost: $ 15,328,200,362 ) ............................ 13,948,068,900
Shares
Shares
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30%
(a) (b)
.................. 39,862,279 39,862,279
Total Short-Term Securities — 0 .3%
(Cost: $ 39,862,279 ) ............................... 39,862,279
Total Investments — 99 .5%
(Cost: $ 15,368,062,641 ) ............................ 13,987,931,179
Other Assets Less Liabilities — 0.5% .................... 65,568,818
Net Assets — 100.0% ...............................
$ 14,053,499,997
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 81,660,117 $ — $ (41,797,838)
(a)
$ — $ — $ 39,862,279 39,862,279 $ 841,988
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
TIPS Bond ETF
Schedules of Investments
5
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 13,948,068,900 $ — $ 13,948,068,900
Short-Term Securities
Money Market Funds ...................................... 39,862,279 — — 39,862,279
$ 39,862,279 $ 13,948,068,900 $ — $ 13,987,931,179

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
U.S. Treasury Bond ETF
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
6.13% , 11/15/27 ................... USD 362,936 $ 385,335,532
5.50% , 08/15/28 ................... 2,629 2,788,794
5.00% , 05/15/37 ................... 45,131 48,298,449
4.38% , 02/15/38 - 08/15/43 ............ 450,067 446,270,097
4.50% , 05/15/38 - 11/15/54 ............ 147,534 143,658,702
3.50% , 02/15/39 ................... 22,444 20,365,663
4.25% , 05/15/39 - 08/15/54 ............ 330,730 309,225,154
4.63% , 02/15/40 - 02/15/55 ............ 305,832 303,270,171
1.13% , 05/15/40 - 08/15/40 ............ 232,127 144,446,663
3.88% , 08/15/40 - 05/15/43 ............ 43,074 39,687,046
1.38% , 11/15/40 - 08/15/50 ............ 206,989 123,050,853
1.88% , 02/15/41 - 11/15/51 ............ 1,398,399 815,340,022
4.75% , 02/15/41 - 11/15/53 ............ 116,596 118,246,079
2.25% , 05/15/41 - 02/15/52 ............ 201,833 134,825,638
2.00% , 11/15/41 - 08/15/51 ............ 157,743 92,641,730
3.13% , 11/15/41 - 02/15/43 ............ 128,937 104,675,604
2.38% , 02/15/42 - 05/15/51 ............ 27,672 18,221,653
3.25% , 05/15/42 ................... 5,228 4,364,229
2.75% , 11/15/42 - 11/15/47 ............ 616,988 470,337,252
2.88% , 05/15/43 - 05/15/52 ............ 648,768 483,241,267
3.63% , 08/15/43 - 05/15/53 ............ 207,103 171,406,590
3.75% , 11/15/43 ................... 493,506 435,653,813
3.38% , 05/15/44 - 11/15/48 ............ 110,260 90,509,982
3.00% , 11/15/44 - 08/15/52 ............ 338,823 251,708,557
2.50% , 02/15/46 - 05/15/46 ............ 630,133 439,604,481
1.63% , 11/15/50 ................... 92,342 49,225,955
4.00% , 11/15/52 ................... 196,709 174,479,347
4.13% , 08/15/53 ................... 85,578 77,562,020
U.S. Treasury Bonds STRIPS
0.00% , 08/15/35 - 05/15/43
(a)
........... 129,248 71,989,721
U.S. Treasury Notes
0.25% , 08/31/25 - 10/31/25 ............ 96 94,892
5.00% , 08/31/25 ................... 1 701
3.00% , 10/31/25 ................... 59 58,851
2.25% , 11/15/25 - 11/15/27 ............ 1,147,827 1,116,432,332
4.50% , 11/15/25 - 11/15/33 ............ 765,261 782,821,965
0.38% , 11/30/25 - 07/31/27 ............ 54,408 50,647,127
2.88% , 11/30/25 - 05/15/32 ............ 603,607 584,228,460
3.88% , 01/15/26 - 08/15/34 ............ 811,959 807,602,242
1.63% , 02/15/26 - 05/15/31 ............ 546,280 507,834,572
0.50% , 02/28/26 - 08/31/27 ............ 232,801 218,203,167
2.50% , 02/28/26 - 03/31/27 ............ 52,488 51,413,480
0.75% , 03/31/26 - 01/31/28 ............ 656,501 631,166,053
2.38% , 04/30/26 - 05/15/29 ............ 508,040 486,232,526
3.63% , 05/15/26 - 03/31/30 ............ 538,714 537,023,822
4.13% , 06/15/26 - 11/15/32 ............ 1,486,414 1,503,023,046
0.88% , 06/30/26 - 09/30/26 ............ 307,504 296,372,061
0.63% , 07/31/26 - 08/15/30 ............ 794,808 727,052,538
1.88% , 07/31/26 - 02/15/32 ............ 367,727 333,853,027
1.50% , 08/15/26 - 02/15/30 ............ 756,677 705,817,692
4.38% , 08/15/26 - 05/15/34 ............ 1,003,916 1,022,807,122
4.63% , 09/15/26 - 02/15/35 ............ 741,854 759,106,304
3.50% , 09/30/26 - 02/15/33 ............ 707,490 695,903,679
1.13% , 10/31/26 - 08/31/28 ............ 172,905 165,737,953
2.00% , 11/15/26 ................... 134,228 130,803,943
1.25% , 11/30/26 - 08/15/31 ............ 852,081 791,939,188
4.25% , 11/30/26 - 11/15/34 ............ 903,803 916,785,948
4.00% , 01/15/27 - 02/15/34 ............ 1,702,863 1,715,236,264
2.75% , 04/30/27 - 08/15/32 ............ 944,650 915,217,911
3.75% , 04/30/27 - 12/31/30 ............ 503,284 503,898,125
2.63% , 05/31/27 - 07/31/29 ............ 1,127,268 1,086,237,979
1.00% , 07/31/28 ................... 180,210 165,912,870
1.38% , 10/31/28 - 11/15/31 ............ 1,883,719 1,625,929,755
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.13% , 11/15/28 - 08/31/29 ............ USD 1,105,991 $ 1,086,462,459
3.25% , 06/30/29 ................... 2,769 2,724,220
4.88% , 10/31/30 ................... 133,071 140,156,413
3.38% , 05/15/33 ................... 218,941 209,071,169
Total Long-Term Investments — 98 .7%
(Cost: $ 28,616,056,605 ) ............................ 27,244,240,920
Shares
Shares
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30%
(b) (c)
.................. 49,512,384 49,512,384
Total Short-Term Securities — 0 .2%
(Cost: $ 49,512,384 ) ............................... 49,512,384
Total Investments — 98 .9%
(Cost: $ 28,665,568,989 ) ............................ 27,293,753,304
Other Assets Less Liabilities — 1.1% .................... 311,556,634
Net Assets — 100.0% ...............................
$ 27,605,309,938
(a)
Zero-coupon bond.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
U.S. Treasury Bond ETF
Schedules of Investments
7
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 187,542,615 $ — $ (138,030,231)
(a)
$ — $ — $ 49,512,384 49,512,384 $ 1,417,470
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 27,244,240,920 $ — $ 27,244,240,920
Short-Term Securities
Money Market Funds ...................................... 49,512,384 — — 49,512,384
$ 49,512,384 $ 27,244,240,920 $ — $ 27,293,753,304

Statements of Assets and Liabilities
(unaudited)
April 30, 2025
2025
iShares Semi-Annual Financial Statements and Additional Information
8
See notes to financial statements.
iShares 0-5
Year TIPS Bond
ETF
iShares TIPS
Bond ETF
iShares U.S.
Treasury Bond
ETF
ASSETS
Investments, at value — unaffiliated
(a)
.......................................................... $ 11,869,541,002 $ 13,948,068,900 $ 27,244,240,920
Investments, at value — affiliated
(b)
............................................................ 441,458,809 39,862,279 49,512,384
Cash ............................................................................... 18,179 1 —
Receivables: – – –
Investment s sold ...................................................................... — 302,296,974 574,939,352
Securities lending income — affiliated ........................................................ — 17 13,220
Capital shares sold ..................................................................... 85,302 74,036 686,136
Dividends — affiliated ................................................................... 821,455 128,166 146,196
Interest — unaffiliated ................................................................... 14,785,472 28,322,227 257,904,575
Total a ssets ...........................................................................
12,326,710,219 14,318,752,600 28,127,442,783
LIABILITIES
Bank overdraft .......................................................................... — — 16,287
Payables: – – –
Investments purchased .................................................................. 364,498,775 263,111,829 521,009,145
Investment advisory fees ................................................................. 288,159 2,140,774 1,107,413
Total li abilities ..........................................................................
364,786,934 265,252,603 522,132,845
Commitments and contingent liabilities — — —
NET ASSETS ..........................................................................
$ 11,961,923,285 $ 14,053,499,997 $ 27,605,309,938
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 12,056,246,220 $ 17,139,858,974 $ 30,286,366,233
Accumulated loss ....................................................................... (94,322,935) (3,086,358,977) (2,681,056,295)
NET ASSETS ..........................................................................
$ 11,961,923,285 $ 14,053,499,997 $ 27,605,309,938
NET ASSET VALUE
Shares outstanding ......................................................................
115,550,000 127,300,000 1,197,800,000
Net asset value .........................................................................
$ 103.52 $ 110.40 $ 23.05
Shares authorized .......................................................................
Unlimited Unlimited Unlimited
Par value .............................................................................
None None None
(a)
  Investments, at cost — unaffiliated ..................................................... $ 11,768,388,296 $ 15,328,200,362 $ 28,616,056,605
(b)
  Investments, at cost — affiliated ....................................................... $ 441,458,809 $ 39,862,279 $ 49,512,384

Statements of Operations
(unaudited)

Six Months Ended April 30, 2025
9
Statements of Operations
iShares 0-5 Year
TIPS Bond ETF
iShares TIPS
Bond ETF
iShares U.S.
Treasury Bond
ETF
INVESTMENT INCOME – – –
Dividends — affiliated .............................................................. $ 3,179,415 $ 822,227 $ 1,359,362
Interest — unaffiliated
(a)
............................................................. 194,598,758 221,915,935 503,472,689
Securities lending income — affiliated — net .............................................. 2,162 19,761 58,108
Total investment income ..............................................................
197,780,335 222,757,923 504,890,159
EXPENSES
Investment advisory ............................................................... 1,572,768 13,071,771 7,141,085
Interest expense ................................................................. 27 427 562
Total expenses ....................................................................
1,572,795 13,072,198 7,141,647
Net investment income ...............................................................
196,207,540 209,685,725 497,748,512
REALIZED AND UNREALIZED GAIN (LOSS) $ 261,762,582 $ 185,492,868 $ 275,103,657
Net realized gain (loss) from:
Investments — unaffiliated ........................................................ $ (1,755,643) $ (123,628,349) $ (103,052,601)
In-kind redemptions — unaffiliated
(b)
.................................................. 5,925,260 (381,281,658) 23,632,165
4,169,617 (504,910,007) (79,420,436)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................ 257,592,965 690,402,874 354,524,093
Net realized and unrealized gain ........................................................
261,762,582 185,492,867 275,103,657
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................
$ 457,970,122 $ 395,178,592 $ 772,852,169
(a)
Includes net inflationary and deflationary adjustments. See Note 4 of the Notes to Financial Statements.
(b)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets

2025
iShares Semi-Annual Financial Statements and Additional Information
10
See notes to financial statements.
iShares 0-5 Year TIPS Bond ETF iShares TIPS Bond ETF
Six Months Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Six Months Ended
04/30/25
(unaudited)
Year Ended
10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 196,207,540 $ 199,440,950 $ 209,685,725 $ 444,310,936
Net realized gain (loss) ............................................ 4,169,617 (93,606,071) (504,910,007) (798,948,886)
Net change in unrealized appreciation (depreciation) ........................ 257,592,965 426,814,202 690,402,874 1,876,859,240
Net increase in net assets resulting from operations ...........................
457,970,122 532,649,081 395,178,592 1,522,221,290
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(144,445,694)
(b)
(227,576,729) (156,585,061)
(b)
(516,827,400)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
3,522,498,891 (1,318,206,430) (3,563,751,543) (3,347,148,208)
NET ASSETS
Total increase (decrease) in net assets ................................... 3,836,023,319 (1,013,134,078) (3,325,158,012) (2,341,754,318)
Beginning of period ................................................
8,125,899,966 9,139,034,044 17,378,658,009 19,720,412,327
End of period ....................................................
$ 11,961,923,285 $ 8,125,899,966 $ 14,053,499,997 $ 17,378,658,009
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
11
Statements of Changes in Net Assets
See notes to financial statements.
iShares U.S. Treasury Bond ETF
Six Months Ended
04/30/25
(unaudited)
Year Ended
10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 497,748,512 $ 793,796,478
Net realized loss .................................................................................. (79,420,436) (319,007,708)
Net change in unrealized appreciation (depreciation) .......................................................... 354,524,093 1,446,233,277
Net increase in net assets resulting from operations .............................................................
772,852,169 1,921,022,047
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(498,364,369)
(b)
(773,180,984)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net increase (decrease) in net assets derived from capital share transactions ...........................................
(1,437,694,965) 5,021,537,488
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (1,163,207,165) 6,169,378,551
Beginning of period ..................................................................................
28,768,517,103 22,599,138,552
End of period ......................................................................................
$ 27,605,309,938 $ 28,768,517,103
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)
2025
iShares Semi-Annual Financial Statements and Additional Information
12
iShares 0-5 Year TIPS Bond ETF
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of period .................
$ 100.69  $ 97.07  $ 97.18  $ 105.95  $ 103.32  $ 100.17
Net investment income
(a)
.........................
1 .89  2 .43  2 .88  6 .31  4 .52  1 .62
Net realized and unrealized gain (loss)
(b)
...............
2.32  3.95  (0.40) (8.83) 2.17  2.85
Net increase (decrease) from investment operations ........ 4.21  6.38  2.48  (2.52) 6.69  4.47
Distributions from net investment income
(c)
............ (1.38)
(d)
(2.76) (2.59) (6.25) (4.06) (1.32)
Net asset value, end of period ...................... $ 103.52  $ 100.69  $ 97.07  $ 97.18  $ 105.95  $ 103.32
Total Return
(e)
Based on net asset value .......................... 4.21%
(f)
6.67% 2.56% (2.51)% 6.55% 4.49%
Ratios to Average Net Assets
(g)
Total expen ses .................................
0.03%
(h)
0.03% 0.03% 0.03% 0.05% 0.06%
Net investment income ............................
3.74%
(h)
2.45% 2.95% 6.15% 4.28% 1.59%
Supplemental Data
Net assets, end of period (000) ...................... $ 11,961,923  $ 8,125,900  $ 9,139,034  $ 12,123,818  $ 7,495,692  $ 2,841,229
Portfolio turnover rate
(i)
............................ 10% 25% 30% 27% 36% 72%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
13
Financial Highlights
iShares TIPS Bond ETF
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of period ................
$ 108.28  $ 102.71  $ 106.26  $ 128.61  $ 125.29  $ 116.11
Net investment income
(a)
........................
1 .58  2 .56  3 .09  7 .63  4 .90  1 .56
Net realized and unrealized gain (loss)
(b)
..............
1.69  5.96  (3.93) (21.96) 3.33  8.87
Net increase (decrease) from investment operations ....... 3.27  8.52  (0.84) (14.33) 8.23  10.43
Distributions from net investment income
(c)
........... (1.15)
(d)
(2.95) (2.71) (8.02) (4.91) (1.25)
Net asset value, end of period ..................... $ 110.40  $ 108.28  $ 102.71  $ 106.26  $ 128.61  $ 125.29
Total Return
(e)
Based on net asset value ......................... 3.03%
(f)
8.41%
(g)
(0.87)% (11.62)% 6.67% 9.02%
Ratios to Average Net Assets
(h)
Total expen ses ................................
0.18%
(i)
0.18%
(j)
0.19% 0.19% 0.19% 0.19%
Net investment income ...........................
2.94%
(i)
2.40% 2.89% 6.36% 3.84% 1.29%
Supplemental Data
Net assets, end of period (000) ..................... $ 14,053,500  $ 17,378,658  $ 19,720,412  $ 24,981,866  $ 35,868,635  $ 23,956,337
Portfolio turnover rate
(k)
........................... 9% 22% 18% 20% 34% 53%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Includes payment from an affiliate with no financial impact to the expense ratios.
(k)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Semi-Annual Financial Statements and Additional Information
14
iShares U.S. Treasury Bond ETF
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of period ................
$ 22.82  $ 21.72  $ 22.40  $ 26.46  $ 27.66  $ 26.28
Net investment income
(a)
........................
0 .39  0 .72  0 .59  0 .38  0 .25  0 .39
Net realized and unrealized gain (loss)
(b)
..............
0.23  1.08  (0.70) (4.11) (0.96) 1.40
Net increase (decrease) from investment operations ....... 0.62  1.80  (0.11) (3.73) (0.71) 1.79
Distributions
(c)
– – – – – –
From net investment income .....................
( 0 .39 )
(d)
( 0 .70 ) ( 0 .57 ) ( 0 .33 ) ( 0 .25 ) ( 0 .41 )
From net realized gain ..........................
—  —  —  —  ( 0 .24 ) —
Total distributions .............................. (0.39) (0.70) (0.57) (0.33) (0.49) (0.41)
Net asset value, end of period ..................... $ 23.05  $ 22.82  $ 21.72  $ 22.40  $ 26.46  $ 27.66
Total Return
(e)
Based on net asset value ......................... 2.73%
(f)
8.37% (0.54)% (14.21)% (2.58)% 6.84%
Ratios to Average Net Assets
(g)
Total expen ses ................................
0.05%
(h)
0.05% 0.05% 0.05% 0.09% 0.15%
Net investment income ...........................
3.49%
(h)
3.15% 2.57% 1.57% 0.95% 1.43%
Supplemental Data
Net assets, end of period (000) ..................... $ 27,605,310  $ 28,768,517  $ 22,599,139  $ 21,241,914  $ 15,665,181  $ 15,037,638
Portfolio turnover rate
(i)
........................... 10% 18% 23% 50% 128% 91%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
15
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures ("ASU 2023-07") during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of operations.
The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker ("CODM") and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that
iShares ETF
Diversification
Classification
0-5 Year TIPS Bond ................................................................................................... Diversified
TIPS Bond ......................................................................................................... Diversified
U.S. Treasury Bond ................................................................................................... Diversified

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
16
utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Inflation-Indexed Bonds: Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds.
Stripped Bonds: A stripped bond is a bond that has had its coupon payments and principal repayment stripped into two separate components then selling the separate parts as a zero-coupon bond and an interest paying coupon bond. Once stripped, each component trades as a separate security. Stripped bonds have a greater sensitivity to changes in interest rates than similar maturity debt obligations which provide for regular interest payments.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
17
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. ("BlackRock"). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
For its investment advisory services to the iShares TIPS Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Ot p
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
iShares ETF Investment Advisory Fees
0-5 Year TIPS Bond ................................................................................................ 0 .03%
U.S. Treasury Bond ................................................................................................ 0 .05
Average Daily Net Assets Investment Advisory Fees
First $ 121 billion .................................................................................................. 0.200000%
Over $ 121 billion, up to and including $ 181 billion ............................................................................ 0.190000
Over $ 181 billion, up to and including $ 231 billion ............................................................................ 0.180500
Over $ 231 billion, up to and including $ 281 billion ............................................................................ 0.171475
Over $ 281 billion .................................................................................................. 0.162901

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
18
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
April 30, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. Purchases and Sales
For the six months ended April 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended April 30, 2025, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of October 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social
iShares ETF Amounts
0-5 Year TIPS Bond ....................................................................................................... $ 804
TIPS Bond ............................................................................................................. 3,792
U.S. Treasury Bond ....................................................................................................... 20,801
U.S. Government Securities
iShares ETF Purchases Sales
0-5 Year TIPS Bond .................................................................................... $ 1,303,391,278 $ 1,010,871,142
TIPS Bond .......................................................................................... 1,351,347,972 1,459,440,032
U.S. Treasury Bond .................................................................................... 2,879,680,433 2,907,886,086
iShares ETF
In-kind
Purchases
In-kind
Sales
0-5 Year TIPS Bond .................................................................................... $ 3,371,076,942 $ 612,468,354
TIPS Bond .......................................................................................... 3,389,292,227 6,943,700,792
U.S. Treasury Bond .................................................................................... 3,842,149,542 5,337,236,101
iShares ETF
Non-Expiring Capital
Loss Carryforwards
0-5 Year TIPS Bond ................................................................................................... $ (244,183,571)
TIPS Bond ......................................................................................................... (1,263,866,604)
U.S. Treasury Bond ................................................................................................... (1,302,491,958)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
0-5 Year TIPS Bond ................................................ $ 12,226,254,326 $ 123,427,235 $ (38,681,750) $ 84,745,485
TIPS Bond ...................................................... 15,373,642,643 43,787,706 (1,429,499,170) (1,385,711,464)
U.S. Treasury Bond ................................................ 28,671,800,093 125,703,494 (1,503,750,283) (1,378,046,789)

Notes to Financial Statements
(unaudited) (continued)
19
Notes to Financial Statements
instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
Six Months Ended
04/30/25
Year Ended
10/31/24
iShares ETF Shares Amount Shares Amount
0-5 Year TIPS Bond
Shares sold 42,250,000 $ 4,272,503,677 20,200,000 $ 2,011,968,054
Shares redeemed
(7,400,000) (750,004,786) (33,650,000) (3,330,174,484)
34,850,000 $ 3,522,498,891 (13,450,000) $ (1,318,206,430)
TIPS Bond
Shares sold 31,600,000 $ 3,418,481,391 51,200,000 $ 5,478,141,646
Shares redeemed
(64,800,000) (6,982,232,934) (82,700,000) (8,825,289,854)
(33,200,000) $ (3,563,751,543) (31,500,000) $ (3,347,148,208)

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
20
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
04/30/25
Year Ended
10/31/24
iShares ETF Shares Amount Shares Amount
U.S. Treasury Bond
Shares sold 174,300,000 $ 3,960,949,567 369,100,000 $ 8,406,263,510
Shares redeemed
(237,100,000) (5,398,644,532) (148,900,000) (3,384,726,022)
(62,800,000) $ (1,437,694,965) 220,200,000 $ 5,021,537,488

Additional Information
21
Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
2025
iShares Semi-Annual Financial Statements and Additional Information
22
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
STRIPS Separate Trading of Registered Interest & Principal of Securities

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

April 30, 2025
2025 Semi-Annual
Financial Statements and
Additional Information (Unaudited)
iShares Trust
iShares Core Total USD Bond Market ETF| IUSB | NASDAQ

Page
2

Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Ally Auto Receivables Trust, Series 2024-2,
Class A3, 4.14%, 07/16/29 ........... USD 1,500 $ 1,497,244
American Express Credit Account Master Trust
Series 2023-1, Class A, 4.87%, 05/15/28 .. 12,070 12,139,278
Series 2023-4, Class A, 5.15%, 09/15/30 .. 1,500 1,545,338
Series 2024-2, Class A, 5.24%, 04/15/31 .. 6,500 6,757,152
Series 2024-3, Class A, 4.65%, 07/15/29 .. 1,110 1,122,691
BA Credit Card Trust, Series 2024-A1, Class A,
4.93%, 05/15/29 .................. 3,640 3,697,933
BMW Vehicle Owner Trust, Series 2025-A,
Class A4, 4.66%, 12/27/32 ........... 500 505,367
Capital One Multi-Asset Execution Trust, Series
2021-A2, Class A2, 1.39%, 07/15/30 ..... 1,000 915,997
Carmax Auto Owner Trust
Series 2025-2, Class A3, 4.48%, 03/15/30 . 800 804,558
Series 2025-2, Class B, 4.96%, 11/15/30 .. 500 503,821
CarMax Auto Owner Trust
Series 2023-1, Class A4, 4.65%, 01/16/29 . 1,500 1,506,350
Series 2024-4, Class A3, 4.60%, 10/15/29 . 600 604,710
Series 2024-4, Class A4, 4.64%, 04/15/30 . 860 868,002
Citibank Credit Card Issuance Trust, Series
2007-A3, Class A3, 6.15%, 06/15/39 ..... 1,000 1,090,803
CNH Equipment Trust, Series 2024-C, Class
A3, 4.03%, 01/15/30 ............... 2,000 1,988,099
Drive Auto Receivables Trust
Series 2024-2, Class B, 4.52%, 07/16/29 .. 250 249,601
Series 2024-2, Class C, 4.67%, 05/17/32 .. 450 446,726
Series 2024-2, Class D, 4.94%, 05/17/32 .. 1,000 991,978
Evergy Metro, Inc., 4.20%, 03/15/48 ....... 450 353,615
Exeter Automobile Receivables Trust
Series 2024-2A, Class B, 5.61%, 04/17/28 . 2,304 2,309,370
Series 2024-2A, Class D, 5.92%, 02/15/30 . 2,000 2,029,829
First National Master Note Trust, Series 2025-1,
Class A, 4.85%, 02/15/30 ............ 1,000 1,014,732
Ford Credit Auto Owner Trust
Series 2024-B, Class A3, 5.10%, 04/15/29 . 1,000 1,013,110
Series 2024-C, Class A3, 4.07%, 07/15/29 . 3,000 2,992,588
Series 2024-D, Class B, 4.88%, 09/15/30 . 2,000 2,022,309
GM Financial Automobile Leasing Trust, Series
2025-1, Class A3, 4.66%, 02/21/28 ...... 1,300 1,307,987
GM Financial Consumer Automobile
Receivables Trust
Series 2023-1, Class A3, 4.66%, 02/16/28 . 4,677 4,678,726
Series 2023-1, Class A4, 4.59%, 07/17/28 . 1,170 1,175,049
Series 2024-1, Class B, 5.16%, 08/16/29 .. 1,155 1,175,036
Series 2024-2, Class A3, 5.10%, 03/16/29 . 5,875 5,934,136
Series 2024-4, Class A3, 4.40%, 08/16/29 . 1,000 1,005,456
Series 2025-1, Class A4, 4.73%, 08/16/30 . 500 507,706
Honda Auto Receivables Owner Trust, Series
2025-2, Class A3, 4.15%, 10/15/29 ...... 1,100 1,099,877
Hyundai Auto Receivables Trust
Series 2024-A, Class A3, 4.99%, 02/15/29 . 2,000 2,020,980
Series 2025-A, Class A3, 4.32%, 10/15/29 . 1,000 1,001,030
John Deere Owner Trust
Series 2024-A, Class A3, 4.96%, 11/15/28 . 990 997,439
Series 2024-A, Class A4, 4.91%, 02/18/31 . 620 628,870
Series 2024-C, Class A3, 4.06%, 06/15/29 . 2,140 2,138,065
Mercedes-Benz Auto Lease Trust, Series 2024-
B, Class A4, 4.22%, 06/17/30 ......... 5,000 4,993,742
Mercedes-Benz Auto Receivables Trust, Series
2025-1, Class A3, 4.78%, 12/17/29 ...... 1,500 1,518,793
Nissan Auto Lease Trust, Series 2025-A, Class
A3, 4.75%, 03/15/28 ............... 1,000 1,009,999
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Santander Drive Auto Receivables Trust
Series 2023-1, Class C, 5.09%, 05/15/30 .. USD 8,530 $ 8,555,727
Series 2024-1, Class B, 5.23%, 12/15/28 .. 430 432,074
Series 2024-3, Class A3, 5.63%, 01/16/29 . 1,000 1,006,032
Synchrony Card Funding LLC, Series 2024-A1,
Class A, 5.04%, 03/15/30 ............ 4,100 4,163,376
Toyota Auto Receivables Owner Trust
Series 2024-D, Class A3, 4.40%, 06/15/29 . 2,000 2,010,270
Series 2025-B, Class A3, 4.34%, 11/15/29 . 200 201,156
Verizon Master Trust
Series 2023-4, Class A1A, 5.16%, 06/20/29 5,060 5,108,116
Series 2024-6, Class A1A, 4.17%, 08/20/30 2,500 2,496,514
Volkswagen Auto Loan Enhanced Trust, Series
2023-1, Class A4, 5.01%, 01/22/30 ...... 4,000 4,053,673
WF Card Issuance Trust
Series 2024-A1, Class A, 4.94%, 02/15/29 . 1,000 1,012,908
Series 2024-A2, Class A, 4.29%, 10/15/29 . 2,800 2,810,199
World Omni Auto Receivables Trust, Series
2025-A, Class A4, 4.86%, 11/15/30 ...... 500 509,919
World Omni Automobile Lease Securitization
Trust, Series 2025-A, Class A3, 4.42%,
04/17/28 ....................... 400 401,131
Total Asset-Backed Securities — 0 .4%
(Cost: $ 112,255,707 ) .............................. 112,925,187
Shares
Shares
Common Stocks
Financial Services — 0.0%
Quincy Health LLC
(a) (b)
................ 489 —
Office REITs — 0.0%
Office Properties Income Trust ........... 3,188 1,307
Oil, Gas & Consumable Fuels — 0.0%
New Fortress Energy, Inc. , (Acquired 12/24/24 ,
cost $ 0 )
(a) (c)
...................... 24,616 133,665
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC
(a) (b) (d)
............. 7,599 113,985
Total Common Stocks — 0.0%
(Cost: $ 243,618 ) ................................. 248,957
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.6%
AAR Escrow Issuer LLC, 6.75%,  03/15/29
(e)
. 545 557,551
Airbus SE
(e)
3.15% ,   04/10/27 ................. 1,465 1,439,062
3.95% ,   04/10/47 ................. 825 654,043
Axon Enterprise, Inc.
(e)
6.13% ,   03/15/30 ................. 325 331,491
6.25% ,   03/15/33 ................. 280 285,726
BAE Systems Finance, Inc., 7.50%,  07/01/27
(e)
655 697,314
BAE Systems Holdings, Inc., 4.75%,  10/07/44
(e)
516 455,558
BAE Systems plc
(e)
5.00% ,   03/26/27 ................. 745 754,305
5.13% ,   03/26/29 ................. 850 867,881
3.40% ,   04/15/30 ................. 415 392,958
1.90% ,   02/15/31 ................. 1,250 1,072,544
5.25% ,   03/26/31 ................. 395 404,631
5.30% ,   03/26/34 ................. 1,385 1,401,872

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
5.80% ,   10/11/41 ................. USD 470 $ 472,819
3.00% ,   09/15/50 ................. 1,100 704,150
5.50% ,   03/26/54
(d)
................ 630 612,473
Boeing Co. (The)
3.10% ,   05/01/26 ................. 685 673,789
2.25% ,   06/15/26 ................. 507 492,570
2.70% ,   02/01/27 ................. 1,119 1,081,052
2.80% ,   03/01/27 ................. 300 289,192
5.04% ,   05/01/27 ................. 1,997 2,010,288
6.26% ,   05/01/27 ................. 1,045 1,076,560
3.25% ,   02/01/28 ................. 1,162 1,118,834
3.25% ,   03/01/28 ................. 448 429,101
3.45% ,   11/01/28 ................. 490 468,242
3.20% ,   03/01/29 ................. 1,059 999,721
6.30% ,   05/01/29 ................. 1,235 1,299,638
2.95% ,   02/01/30 ................. 1,185 1,085,158
5.15% ,   05/01/30 ................. 3,724 3,759,370
3.63% ,   02/01/31 ................. 1,520 1,420,309
6.39% ,   05/01/31 ................. 910 971,043
6.13% ,   02/15/33 ................. 468 484,970
3.60% ,   05/01/34 ................. 934 803,217
6.53% ,   05/01/34 ................. 2,340 2,518,675
3.25% ,   02/01/35 ................. 798 656,655
6.63% ,   02/15/38 ................. 300 315,082
3.55% ,   03/01/38 ................. 445 343,830
3.50% ,   03/01/39 ................. 495 374,263
6.88% ,   03/15/39 ................. 536 575,274
5.88% ,   02/15/40 ................. 517 504,943
5.71% ,   05/01/40 ................. 2,115 2,054,895
3.38% ,   06/15/46 ................. 489 323,519
3.65% ,   03/01/47 ................. 640 431,669
3.63% ,   03/01/48 ................. 630 415,954
3.85% ,   11/01/48 ................. 375 258,603
3.90% ,   05/01/49 ................. 1,097 767,441
3.75% ,   02/01/50 ................. 1,310 908,372
5.81% ,   05/01/50 ................. 4,869 4,565,524
6.86% ,   05/01/54 ................. 2,505 2,674,881
3.83% ,   03/01/59 ................. 435 279,362
3.95% ,   08/01/59 ................. 1,040 691,889
5.93% ,   05/01/60 ................. 3,225 2,987,328
7.01% ,   05/01/64 ................. 1,250 1,333,723
Bombardier, Inc.
(e)
7.13% ,   06/15/26
(d)
................ 177 177,192
7.88% ,   04/15/27 ................. 650 651,180
6.00% ,   02/15/28 ................. 765 755,881
7.50% ,   02/01/29
(d)
................ 735 756,862
8.75% ,   11/15/30 ................. 745 798,937
7.25% ,   07/01/31 ................. 730 748,558
7.00% ,   06/01/32
(d)
................ 770 778,317
7.45% ,   05/01/34 ................. 510 535,540
BWX Technologies, Inc.
(e)
4.13% ,   06/30/28 ................. 395 380,637
4.13% ,   04/15/29 ................. 410 389,494
Efesto Bidco SpA, Series XR,
7.50%,  02/15/32
(e)
............... 810 805,869
Embraer Netherlands Finance BV
7.00% ,   07/28/30
(d) (f)
............... 810 863,640
5.98% ,   02/11/35 ................. 145 147,428
F-Brasile SpA, Series XR, 7.38%,  08/15/26
(e)
. 503 503,493
GE Capital Funding LLC, 4.55%,  05/15/32 .. 880 865,917
GE Capital International Funding Co. Unlimited
Co., 4.42%,  11/15/35 .............. 865 823,399
General Dynamics Corp.
1.15% ,   06/01/26 ................. 850 823,586
2.13% ,   08/15/26 ................. 780 760,729
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
3.50% ,   04/01/27 ................. USD 1,235 $ 1,225,210
2.63% ,   11/15/27 ................. 420 405,654
3.75% ,   05/15/28 ................. 1,525 1,510,836
3.63% ,   04/01/30 ................. 1,380 1,338,604
2.25% ,   06/01/31 ................. 385 339,352
4.95% ,   08/15/35 ................. 235 235,653
4.25% ,   04/01/40 ................. 770 681,353
2.85% ,   06/01/41 ................. 620 445,123
3.60% ,   11/15/42 ................. 410 323,892
4.25% ,   04/01/50 ................. 815 676,442
General Electric Co.
6.75% ,   03/15/32 ................. 1,065 1,192,242
5.88% ,   01/14/38 ................. 865 910,437
6.88% ,   01/10/39 ................. 400 461,326
4.50% ,   03/11/44 ................. 565 490,331
4.35% ,   05/01/50 ................. 505 417,453
Goat Holdco LLC, 6.75%,  02/01/32
(e)
...... 780 764,942
HEICO Corp.
5.25% ,   08/01/28 ................. 555 566,236
5.35% ,   08/01/33 ................. 540 546,222
Hexcel Corp.
(g)
4.20% ,   02/15/27 ................. 699 690,955
5.88% ,   02/26/35 ................. 195 193,816
Howmet Aerospace, Inc.
5.90% ,   02/01/27 ................. 742 760,598
6.75% ,   01/15/28 ................. 625 658,067
3.00% ,   01/15/29 ................. 645 613,400
4.85% ,   10/15/31 ................. 210 211,281
5.95% ,   02/01/37 ................. 590 615,337
Huntington Ingalls Industries, Inc.
3.48% ,   12/01/27 ................. 810 786,413
2.04% ,   08/16/28 ................. 735 675,982
5.35% ,   01/15/30 ................. 475 484,338
4.20% ,   05/01/30 ................. 719 694,301
5.75% ,   01/15/35 ................. 410 417,848
L3Harris Technologies, Inc.
3.85% ,   12/15/26 ................. 927 917,853
5.40% ,   01/15/27 ................. 1,335 1,355,789
4.40% ,   06/15/28 ................. 2,289 2,282,537
5.05% ,   06/01/29 ................. 435 441,610
2.90% ,   12/15/29 ................. 722 668,086
1.80% ,   01/15/31 ................. 993 844,688
5.25% ,   06/01/31 ................. 570 582,386
5.40% ,   07/31/33 ................. 1,285 1,302,945
5.35% ,   06/01/34 ................. 455 459,437
4.85% ,   04/27/35 ................. 825 796,422
6.15% ,   12/15/40 ................. 345 362,842
5.05% ,   04/27/45 ................. 353 322,844
5.60% ,   07/31/53 ................. 601 577,648
5.50% ,   08/15/54 ................. 640 604,529
Leidos, Inc.
4.38% ,   05/15/30 ................. 1,045 1,016,047
2.30% ,   02/15/31 ................. 924 798,012
5.75% ,   03/15/33 ................. 708 725,486
Lockheed Martin Corp.
5.10% ,   11/15/27 ................. 1,253 1,287,014
4.45% ,   05/15/28 ................. 545 550,443
4.50% ,   02/15/29 ................. 685 691,678
1.85% ,   06/15/30 ................. 944 834,404
4.70% ,   12/15/31 ................. 410 413,420
3.90% ,   06/15/32 ................. 885 843,858
5.25% ,   01/15/33 ................. 795 820,874
4.75% ,   02/15/34 ................. 805 794,492
4.80% ,   08/15/34 ................. 785 777,008
3.60% ,   03/01/35 ................. 591 527,485

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
4.50% ,   05/15/36 ................. USD 836 $ 794,823
Series B , 6.15% ,   09/01/36 ........... 725 790,478
5.72% ,   06/01/40 ................. 770 796,777
4.07% ,   12/15/42 ................. 983 814,804
3.80% ,   03/01/45 ................. 1,110 867,955
4.70% ,   05/15/46 ................. 1,037 916,934
2.80% ,   06/15/50 ................. 1,083 668,900
4.09% ,   09/15/52 ................. 1,661 1,285,991
4.15% ,   06/15/53 ................. 1,000 779,166
5.70% ,   11/15/54 ................. 770 768,201
5.20% ,   02/15/55 ................. 715 663,899
4.30% ,   06/15/62 ................. 720 560,469
5.90% ,   11/15/63 ................. 810 824,092
5.20% ,   02/15/64 ................. 325 295,081
Moog, Inc., 4.25%,  12/15/27
(e)
.......... 506 488,736
Northrop Grumman Corp.
3.20% ,   02/01/27 ................. 877 861,337
3.25% ,   01/15/28 ................. 2,150 2,092,409
4.60% ,   02/01/29 ................. 855 864,368
4.40% ,   05/01/30 ................. 1,091 1,085,410
4.70% ,   03/15/33 ................. 1,160 1,147,423
4.90% ,   06/01/34 ................. 580 575,426
5.15% ,   05/01/40 ................. 575 552,136
5.05% ,   11/15/40 ................. 478 450,816
4.75% ,   06/01/43 ................. 1,202 1,066,825
3.85% ,   04/15/45 ................. 1,030 797,619
4.03% ,   10/15/47 ................. 2,206 1,722,424
5.25% ,   05/01/50 ................. 488 450,697
4.95% ,   03/15/53 ................. 730 644,067
5.20% ,   06/01/54 ................. 1,015 930,571
Precision Castparts Corp.
3.90% ,   01/15/43 ................. 165 132,734
4.38% ,   06/15/45 ................. 580 491,660
Rolls-Royce plc, 5.75%,  10/15/27
(e)
....... 940 961,386
RTX Corp.
2.65% ,   11/01/26 ................. 650 634,462
5.75% ,   11/08/26 ................. 1,576 1,606,431
3.50% ,   03/15/27 ................. 1,367 1,347,086
3.13% ,   05/04/27 ................. 1,287 1,257,903
7.20% ,   08/15/27 ................. 553 586,800
4.13% ,   11/16/28 ................. 2,735 2,713,136
5.75% ,   01/15/29 ................. 680 710,577
7.50% ,   09/15/29 ................. 1,005 1,117,560
2.25% ,   07/01/30 ................. 1,117 1,000,022
6.00% ,   03/15/31 ................. 1,085 1,159,596
1.90% ,   09/01/31 ................. 1,010 852,938
2.38% ,   03/15/32 ................. 830 712,045
5.15% ,   02/27/33 ................. 1,385 1,399,956
6.10% ,   03/15/34 ................. 1,375 1,478,172
5.40% ,   05/01/35 ................. 335 340,502
6.05% ,   06/01/36 ................. 200 211,999
6.13% ,   07/15/38 ................. 540 572,481
4.45% ,   11/16/38 ................. 825 748,528
5.70% ,   04/15/40 ................. 500 517,709
4.88% ,   10/15/40 ................. 715 661,648
4.70% ,   12/15/41 ................. 483 427,640
4.50% ,   06/01/42 ................. 2,333 2,027,600
4.80% ,   12/15/43 ................. 625 555,054
4.15% ,   05/15/45 ................. 866 696,402
3.75% ,   11/01/46 ................. 1,340 1,001,280
4.35% ,   04/15/47 ................. 865 708,496
4.05% ,   05/04/47 ................. 780 608,666
4.63% ,   11/16/48 ................. 1,658 1,400,711
3.13% ,   07/01/50 ................. 1,152 744,934
2.82% ,   09/01/51 ................. 1,080 649,654
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
3.03% ,   03/15/52 ................. USD 1,165 $ 729,459
5.38% ,   02/27/53 ................. 1,349 1,268,386
6.40% ,   03/15/54 ................. 1,486 1,596,893
Spirit AeroSystems, Inc.
3.85% ,   06/15/26 ................. 300 295,041
4.60% ,   06/15/28 ................. 750 724,840
9.38% ,   11/30/29
(e)
................ 870 927,823
9.75% ,   11/15/30
(e)
................ 1,213 1,344,355
Textron, Inc.
3.65% ,   03/15/27 ................. 557 547,471
3.38% ,   03/01/28 ................. 410 396,511
3.90% ,   09/17/29 ................. 345 330,850
3.00% ,   06/01/30 ................. 582 532,136
2.45% ,   03/15/31 ................. 726 632,263
6.10% ,   11/15/33 ................. 448 466,747
5.50% ,   05/15/35 ................. 680 675,059
TransDigm, Inc.
5.50% ,   11/15/27 ................. 2,555 2,543,925
6.75% ,   08/15/28
(e)
................ 2,018 2,058,149
4.63% ,   01/15/29 ................. 1,095 1,052,841
6.38% ,   03/01/29
(e)
................ 2,650 2,701,780
4.88% ,   05/01/29 ................. 826 796,620
6.88% ,   12/15/30
(e)
................ 1,340 1,380,686
7.13% ,   12/01/31
(e)
................ 965 1,003,440
6.63% ,   03/01/32
(e)
................ 2,126 2,177,791
6.00% ,   01/15/33
(e)
................ 1,370 1,367,017
Triumph Group, Inc., 9.00%,  03/15/28
(e)
.... 925 971,299
Wolverine Escrow LLC, 9.00%,  11/15/26
(b)
.. 508 —
186,164,438
Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc., 4.20%,  04/15/28 460 456,274
FedEx Corp.
3.40% ,   02/15/28
(e)
................ 10 9,643
3.10% ,   08/05/29 ................. 1,135 1,068,283
3.10% ,   08/05/29
(e)
................ 10 9,361
4.25% ,   05/15/30 ................. 772 757,268
2.40% ,   05/15/31
(d)
................ 990 865,568
3.90% ,   02/01/35
(e)
................ 50 43,770
3.88% ,   08/01/42 ................. 395 288,224
4.75% ,   11/15/45 ................. 1,113 898,506
4.55% ,   04/01/46
(e)
................ 50 39,614
4.40% ,   01/15/47
(e)
................ 60 45,866
4.05% ,   02/15/48 ................. 938 657,588
4.95% ,   10/17/48
(d)
................ 750 608,870
5.25% ,   05/15/50
(e)
................ 65 55,674
5.25% ,   05/15/50
(d)
................ 1,356 1,161,924
GXO Logistics, Inc.
1.65% ,   07/15/26 ................. 771 738,798
6.25% ,   05/06/29 ................. 480 487,795
2.65% ,   07/15/31 ................. 565 477,102
6.50% ,   05/06/34 ................. 450 449,189
Rand Parent LLC, 8.50%,  02/15/30
(e)
..... 795 739,622
Stonepeak Nile Parent LLC, 7.25%,  03/15/32
(e)
165 167,534
United Parcel Service, Inc.
2.40% ,   11/15/26 ................. 713 695,466
3.05% ,   11/15/27 ................. 1,532 1,495,489
3.40% ,   03/15/29 ................. 1,010 980,472
2.50% ,   09/01/29 ................. 782 726,837
4.45% ,   04/01/30 ................. 803 808,793
4.88% ,   03/03/33 ................. 570 572,658
5.15% ,   05/22/34 ................. 780 790,855
6.20% ,   01/15/38 ................. 1,320 1,418,679
5.20% ,   04/01/40 ................. 595 576,332
4.88% ,   11/15/40 ................. 745 695,005

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Air Freight & Logistics (continued)
3.63% ,   10/01/42 ................. USD 555 $ 426,143
3.40% ,   11/15/46 ................. 560 397,085
3.75% ,   11/15/47 ................. 995 744,088
4.25% ,   03/15/49 ................. 598 477,872
3.40% ,   09/01/49 ................. 904 622,477
5.30% ,   04/01/50 ................. 1,352 1,261,195
5.05% ,   03/03/53 ................. 985 882,274
5.50% ,   05/22/54 ................. 905 861,856
5.60% ,   05/22/64 ................. 490 464,703
24,924,752
Automobile Components — 0.1%
Adient Global Holdings Ltd.
(e)
7.00% ,   04/15/28 ................. 465 468,896
8.25% ,   04/15/31
(d)
................ 540 534,696
7.50% ,   02/15/33
(d)
................ 635 601,741
Allison Transmission, Inc.
(e)
4.75% ,   10/01/27 ................. 430 423,048
5.88% ,   06/01/29 ................. 490 489,207
3.75% ,   01/30/31 ................. 970 871,599
American Axle & Manufacturing, Inc.
6.50% ,   04/01/27 ................. 490 478,637
6.88% ,   07/01/28
(d)
................ 400 385,058
5.00% ,   10/01/29
(d)
................ 625 548,338
Aptiv Swiss Holdings Ltd.
4.35% ,   03/15/29 ................. 485 474,918
4.65% ,   09/13/29 ................. 445 438,852
3.25% ,   03/01/32 ................. 730 634,091
5.15% ,   09/13/34 ................. 490 458,233
4.40% ,   10/01/46 ................. 188 139,522
5.40% ,   03/15/49 ................. 359 298,823
3.10% ,   12/01/51 ................. 1,540 871,781
4.15% ,   05/01/52 ................. 1,127 767,692
5.75% ,   09/13/54 ................. 580 497,444
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.39%),
6.88% ,   12/15/54
(h)
............... 500 467,896
BorgWarner, Inc.
2.65% ,   07/01/27 ................. 798 767,397
4.95% ,   08/15/29 ................. 210 210,730
5.40% ,   08/15/34
(d)
................ 380 375,960
4.38% ,   03/15/45 ................. 190 151,427
Clarios Global LP
(e)
6.25% ,   05/15/26 ................. 339 338,966
8.50% ,   05/15/27 ................. 1,821 1,828,999
6.75% ,   05/15/28 ................. 725 737,180
6.75% ,   02/15/30 ................. 480 488,556
Cooper-Standard Automotive, Inc., 5.63%,
(5.63% Cash or 10.63% PIK), 05/15/27
(d) (e) (i)
400 326,140
Dana, Inc.
5.38% ,   11/15/27 ................. 405 402,697
5.63% ,   06/15/28 ................. 405 401,358
4.25% ,   09/01/30 ................. 420 386,987
4.50% ,   02/15/32
(d)
................ 340 305,504
Denso Corp.
(e)
1.24% ,   09/16/26 ................. 560 537,041
4.42% ,   09/11/29 ................. 465 464,334
Dornoch Debt Merger Sub, Inc.,
6.63%,  10/15/29
(d) (e)
.............. 680 469,644
Forvia SE, 8.00%,  06/15/30
(e)
.......... 500 498,136
Garrett Motion Holdings, Inc.,
7.75%,  05/31/32
(e)
............... 795 793,048
Goodyear Tire & Rubber Co. (The)
5.00% ,   05/31/26 ................. 875 870,550
4.88% ,   03/15/27 ................. 684 674,439
Security
Par (000)
Par (000) Value
Automobile Components (continued)
7.00% ,   03/15/28
(d)
................ USD 170 $ 172,111
5.00% ,   07/15/29 ................. 840 799,361
5.25% ,   04/30/31 ................. 545 508,111
5.25% ,   07/15/31
(d)
................ 605 564,777
5.63% ,   04/30/33
(d)
................ 465 429,708
Icahn Enterprises LP
6.25% ,   05/15/26 ................. 706 703,246
5.25% ,   05/15/27 ................. 1,395 1,321,437
9.75% ,   01/15/29 ................. 695 685,980
4.38% ,   02/01/29 ................. 741 617,090
10.00% ,   11/15/29
(e)
................ 585 572,899
9.00% ,   06/15/30 ................. 775 727,491
IHO Verwaltungs GmbH
(e)(i)
6.37% , ( 6.37 % Cash or 7.13 % PIK),
05/15/29 ..................... 435 418,108
7.75% , ( 7.75 % Cash or 8.50 % PIK),
11/15/30 ..................... 530 514,338
8.00% , ( 8.00 % Cash or 8.75 % PIK),
11/15/32 ..................... 470 449,205
JB Poindexter & Co., Inc., 8.75%,  12/15/31
(e)
. 595 598,819
Lear Corp.
3.80% ,   09/15/27 ................. 282 274,759
4.25% ,   05/15/29 ................. 720 700,300
3.50% ,   05/30/30 ................. 400 371,796
2.60% ,   01/15/32 ................. 495 418,248
5.25% ,   05/15/49
(d)
................ 755 629,459
3.55% ,   01/15/52 ................. 320 199,717
Magna International, Inc.
5.05% ,   03/14/29 ................. 610 618,140
2.45% ,   06/15/30 ................. 915 814,650
5.50% ,   03/21/33 ................. 230 231,365
Motherson Global Investments BV,
5.63%,  07/11/29
(f)
................ 400 405,572
Nemak SAB de CV, 3.63%,  06/28/31
(f)
..... 600 477,849
Patrick Industries, Inc.
(e)
4.75% ,   05/01/29 ................. 345 328,535
6.38% ,   11/01/32 ................. 480 466,713
Phinia, Inc.
(e)
6.75% ,   04/15/29 ................. 520 525,868
6.63% ,   10/15/32 ................. 445 436,656
Real Hero Merger Sub 2, Inc.,
6.25%,  02/01/29
(d) (e)
.............. 604 450,302
SK On Co. Ltd., 5.38%,  05/11/26
(f)
....... 1,000 1,008,691
Tenneco, Inc., 8.00%,  11/17/28
(e)
........ 1,875 1,787,972
ZF North America Capital, Inc.
(e)
6.88% ,   04/14/28 ................. 630 599,806
7.13% ,   04/14/30 ................. 635 585,835
6.75% ,   04/23/30 ................. 800 729,941
6.88% ,   04/23/32 ................. 680 597,021
42,621,441
Automobiles — 0.4%
Aston Martin Capital Holdings Ltd.,
10.00%,  03/31/29
(d) (e)
.............. 1,105 949,904
BMW Finance NV, 2.85%,  08/14/29
(e)
..... 1,155 1,071,333
BMW US Capital LLC
(e)
1.25% ,   08/12/26 ................. 915 879,312
4.65% ,   08/13/26 ................. 225 225,672
4.65% ,   03/19/27 ................. 400 402,160
3.45% ,   04/01/27 ................. 1,090 1,070,746
4.90% ,   04/02/27 ................. 635 640,149
3.30% ,   04/06/27 ................. 490 479,571
4.60% ,   08/13/27 ................. 575 576,829
4.75% ,   03/21/28 ................. 325 327,331
3.75% ,   04/12/28 ................. 815 798,342

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobiles (continued)
5.05% ,   08/11/28 ................. USD 945 $ 958,668
3.95% ,   08/14/28 ................. 395 388,007
4.90% ,   04/02/29 ................. 780 787,061
3.63% ,   04/18/29 ................. 220 211,701
4.65% ,   08/13/29 ................. 550 548,634
5.05% ,   03/21/30 ................. 325 328,907
4.15% ,   04/09/30 ................. 1,005 979,735
2.55% ,   04/01/31 ................. 663 583,051
1.95% ,   08/12/31
(d)
................ 540 453,914
4.85% ,   08/13/31 ................. 715 711,202
3.70% ,   04/01/32 ................. 450 411,374
5.15% ,   08/11/33
(d)
................ 645 639,792
5.15% ,   04/02/34
(d)
................ 535 527,504
5.40% ,   03/21/35 ................. 275 272,162
Ford Motor Co.
4.35% ,   12/08/26 ................. 1,309 1,283,934
6.63% ,   10/01/28
(d)
................ 440 454,919
9.63% ,   04/22/30 ................. 300 339,574
7.45% ,   07/16/31 ................. 1,108 1,168,639
3.25% ,   02/12/32 ................. 2,205 1,802,362
6.10% ,   08/19/32 ................. 1,630 1,563,641
4.75% ,   01/15/43 ................. 1,976 1,477,177
7.40% ,   11/01/46 ................. 427 425,194
5.29% ,   12/08/46
(d)
................ 1,309 1,025,065
Ford Otomotiv Sanayi A/S, 7.13%,  04/25/29
(f)
600 592,653
General Motors Co.
4.20% ,   10/01/27 ................. 809 795,024
6.80% ,   10/01/27 ................. 1,064 1,105,550
5.00% ,   10/01/28 ................. 861 861,959
5.40% ,   10/15/29 ................. 935 942,572
5.60% ,   10/15/32 ................. 955 946,904
5.00% ,   04/01/35 ................. 793 726,256
6.60% ,   04/01/36 ................. 1,293 1,327,951
5.15% ,   04/01/38 ................. 994 892,932
6.25% ,   10/02/43 ................. 1,495 1,410,098
5.20% ,   04/01/45 ................. 1,247 1,025,459
6.75% ,   04/01/46 ................. 774 763,360
5.40% ,   04/01/48
(d)
................ 700 583,718
5.95% ,   04/01/49 ................. 930 830,240
Harley-Davidson, Inc., 4.63%,  07/28/45 .... 325 254,519
Honda Motor Co. Ltd.
2.53% ,   03/10/27 ................. 1,170 1,133,686
2.97% ,   03/10/32 ................. 638 565,984
Hyundai Capital America
1.50% ,   06/15/26
(e)
................ 1,025 989,113
5.45% ,   06/24/26
(e)
................ 410 413,226
5.65% ,   06/26/26
(e)
................ 910 919,354
1.65% ,   09/17/26
(e)
................ 1,140 1,094,106
5.95% ,   09/21/26
(e)
................ 600 609,295
2.75% ,   09/27/26
(f)
................. 655 636,907
3.50% ,   11/02/26
(e)
................ 837 821,040
5.25% ,   01/08/27
(e)
................ 1,070 1,077,585
3.00% ,   02/10/27
(e)
................ 610 591,534
5.30% ,   03/19/27
(e)
................ 755 762,423
4.85% ,   03/25/27
(e)
................ 500 500,415
5.28% ,   06/24/27
(e)
................ 635 640,546
4.30% ,   09/24/27
(e)
................ 730 721,206
2.38% ,   10/15/27
(e)
................ 1,190 1,123,159
4.88% ,   11/01/27
(e)
................ 535 535,522
5.00% ,   01/07/28
(e)
................ 90 90,180
1.80% ,   01/10/28
(e)
................ 1,008 931,250
5.60% ,   03/30/28
(e)
................ 860 874,224
2.00% ,   06/15/28
(e)
................ 1,170 1,070,353
5.68% ,   06/26/28
(e)
................ 850 866,249
2.10% ,   09/15/28
(e)
................ 765 696,629
Security
Par (000)
Par (000) Value
Automobiles (continued)
6.10% ,   09/21/28
(e)
................ USD 870 $ 898,873
5.30% ,   01/08/29
(e)
................ 1,000 1,009,005
6.50% ,   01/16/29
(e)
................ 550 574,509
5.35% ,   03/19/29
(e)
................ 505 509,161
5.30% ,   06/24/29
(e)
................ 650 654,611
4.55% ,   09/26/29
(e)
................ 585 572,495
5.30% ,   01/08/30
(e)
................ 5 5,041
5.15% ,   03/27/30
(e)
................ 500 500,092
5.80% ,   04/01/30
(e)
................ 640 656,567
6.38% ,   04/08/30
(e)
................ 775 810,940
5.70% ,   06/26/30
(e)
................ 510 520,110
6.20% ,   09/21/30
(e)
................ 541 564,823
5.40% ,   01/08/31
(e)
................ 595 597,698
5.40% ,   06/24/31
(d) (e)
............... 865 870,789
4.75% ,   09/26/31
(e)
................ 570 553,034
5.40% ,   03/29/32
(e)
................ 500 494,839
Hyundai Motor Manufacturing Indonesia PT,
1.75%,  05/06/26
(f)
................ 400 388,919
Hyundai Motor Turkiye Otomotiv A/S,
1.63%,  07/12/26
(f)
................ 200 193,160
Jaguar Land Rover Automotive plc
(e)
4.50% ,   10/01/27 ................. 495 472,588
5.88% ,   01/15/28 ................. 560 552,160
5.50% ,   07/15/29 ................. 435 417,916
Kia Corp.
(f)
1.75% ,   10/16/26 ................. 600 576,841
2.75% ,   02/14/27 ................. 400 388,215
Mercedes-Benz Finance North America LLC
4.88% ,   07/31/26
(e)
................ 600 603,090
5.20% ,   08/03/26
(e)
................ 735 740,960
4.80% ,   11/13/26
(e)
................ 450 451,841
3.45% ,   01/06/27
(e)
................ 360 353,960
4.80% ,   01/11/27
(e)
................ 955 958,573
4.65% ,   04/01/27
(e)
................ 300 300,799
4.75% ,   08/01/27
(e)
................ 850 853,515
4.90% ,   11/15/27
(e)
................ 685 689,937
5.25% ,   11/29/27
(e)
................ 720 732,165
3.75% ,   02/22/28
(d) (e)
............... 1,075 1,051,592
4.80% ,   03/30/28
(e)
................ 1,000 1,005,275
4.75% ,   03/31/28
(e)
................ 300 301,159
5.10% ,   08/03/28
(e)
................ 1,045 1,058,027
4.85% ,   01/11/29
(d) (e)
............... 915 917,213
4.30% ,   02/22/29
(d) (e)
............... 600 590,503
4.80% ,   08/01/29
(e)
................ 630 629,750
3.10% ,   08/15/29
(e)
................ 618 577,705
5.10% ,   11/15/29
(d) (e)
............... 540 545,403
2.63% ,   03/10/30
(d) (e)
............... 875 790,298
5.00% ,   04/01/30
(d) (e)
............... 300 301,568
8.50% ,   01/18/31 ................. 1,203 1,418,310
2.45% ,   03/02/31
(e)
................ 180 157,604
5.05% ,   08/03/33
(e)
................ 895 877,630
5.00% ,   01/11/34
(e)
................ 530 517,063
5.13% ,   08/01/34
(e)
................ 625 611,626
5.45% ,   04/01/35
(e)
................ 300 297,924
Nissan Motor Acceptance Co. LLC
(e)
6.95% ,   09/15/26 ................. 365 368,150
1.85% ,   09/16/26 ................. 845 800,344
5.30% ,   09/13/27 ................. 670 656,801
2.75% ,   03/09/28 ................. 684 624,498
2.45% ,   09/15/28 ................. 495 437,403
7.05% ,   09/15/28 ................. 845 864,039
5.55% ,   09/13/29 ................. 380 368,237
Nissan Motor Co. Ltd.
(e)
4.35% ,   09/17/27 ................. 2,720 2,619,919
4.81% ,   09/17/30 ................. 2,518 2,326,244

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
8
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobiles (continued)
PM General Purchaser LLC, 9.50%,  10/01/28
(e)
USD 630 $ 607,851
Stellantis Finance US, Inc.
(e)
1.71% ,   01/29/27 ................. 1,175 1,110,355
5.63% ,   01/12/28 ................. 880 889,402
5.35% ,   03/17/28 ................. 200 201,448
5.75% ,   03/18/30 ................. 200 200,147
2.69% ,   09/15/31 ................. 1,125 927,311
6.38% ,   09/12/32
(d)
................ 460 460,499
6.45% ,   03/18/35 ................. 200 196,137
Thor Industries, Inc., 4.00%,  10/15/29
(e)
.... 505 454,168
TML Holdings Pte. Ltd., 4.35%,  06/09/26
(f)
.. 400 393,145
Toyota Motor Corp.
5.28% ,   07/13/26 ................. 240 242,814
5.12% ,   07/13/28 ................. 570 584,371
3.67% ,   07/20/28 ................. 265 262,504
2.76% ,   07/02/29 ................. 950 896,051
2.36% ,   03/25/31 ................. 575 509,490
5.12% ,   07/13/33 ................. 390 399,247
Volkswagen Group of America Finance LLC
(e)
4.90% ,   08/14/26 ................. 400 400,471
5.70% ,   09/12/26 ................. 690 697,446
3.20% ,   09/26/26 ................. 585 571,748
6.00% ,   11/16/26 ................. 840 852,916
5.30% ,   03/22/27 ................. 800 806,464
4.95% ,   03/25/27 ................. 400 400,776
4.35% ,   06/08/27 ................. 1,330 1,316,395
4.85% ,   08/15/27 ................. 515 514,916
1.63% ,   11/24/27 ................. 878 809,581
5.05% ,   03/27/28 ................. 400 401,063
5.65% ,   09/12/28 ................. 1,150 1,172,008
4.75% ,   11/13/28 ................. 841 832,497
6.20% ,   11/16/28 ................. 410 425,255
5.25% ,   03/22/29
(d)
................ 500 502,292
4.60% ,   06/08/29 ................. 745 728,129
4.95% ,   08/15/29 ................. 935 928,462
5.35% ,   03/27/30 ................. 400 399,713
3.75% ,   05/13/30 ................. 655 607,560
6.45% ,   11/16/30 ................. 570 595,425
5.65% ,   03/25/32 ................. 400 399,637
5.90% ,   09/12/33 ................. 520 521,332
5.60% ,   03/22/34
(d)
................ 545 536,884
5.80% ,   03/27/35 ................. 245 243,645
Winnebago Industries, Inc., 6.25%,  07/15/28
(e)
183 181,973
117,849,786
Banks — 4.7%
ABN AMRO Bank NV
(e)(h)
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.80%),
1.54% ,   06/16/27 ................ 455 439,508
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.65%),
6.34% ,   09/18/27 ................ 800 817,898
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.78%),
4.99% ,   12/03/28 ................ 500 504,498
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.10%),
2.47% ,   12/13/29 ................ 1,085 1,005,910
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.25%),
5.52% ,   12/03/35 ................ 485 488,059
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.90%),
3.32% ,   03/13/37 ................ 730 632,513
Security
Par (000)
Par (000) Value
Banks (continued)
ABQ Finance Ltd., 2.00%,  07/06/26
(f)
..... USD 400 $ 386,843
Abu Dhabi Commercial Bank PJSC
(f)
3.50% ,   03/31/27 ................. 600 588,242
4.50% ,   09/14/27 ................. 600 599,281
5.38% ,   07/18/28 ................. 600 615,387
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.52%),
8.00%
(h) (j)
..................... 800 850,236
5.50% ,   01/12/29 ................. 400 412,523
(1-day SOFR + 1.05%), 5.36% ,   02/26/30
(h)
200 201,092
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.68%),
5.36% ,   03/10/35
(h)
............... 400 400,859
Access Bank plc, 6.13%,  09/21/26
(f)
...... 400 379,844
Adib Capital Invest 3 Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.06%), 7.25%
(f) (h) (j)
............... 800 832,632
Adib Sukuk Co. II Ltd., 5.70%,  11/15/28
(f)
... 400 412,999
Agricultural Bank of China Ltd.
(f)
2.00% ,   01/18/27 ................. 400 386,593
(SOFR Index + 0.63%), 4.93% ,   01/24/27
(h)
600 600,826
2.25% ,   03/01/27 ................. 200 193,678
Ahli United Sukuk Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.01%), 3.88%
(f) (h) (j)
............... 600 580,644
AIB Group plc
(e)(h)
(1-day SOFR + 2.33%), 6.61% ,   09/13/29 . 565 597,154
(1-day SOFR + 1.91%), 5.87% ,   03/28/35 . 755 768,978
Akbank TAS
(f)
7.50% ,   01/20/30 ................. 600 599,319
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 6.02%),
6.80% ,   06/22/31
(h)
............... 400 394,045
Al Rajhi Bank, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.89%),
6.38%
(f) (h) (j)
..................... 1,000 1,012,117
Al Rajhi Sukuk Ltd.
(f)
4.75% ,   04/05/28 ................. 1,100 1,102,556
5.05% ,   03/12/29 ................. 1,000 1,012,167
(6-Year USD Constant Maturity + 1.59%),
6.25%
(h) (j)
..................... 1,400 1,412,418
Alinma Tier 1 Sukuk Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.20%), 6.50%
(f) (h) (j)
............... 1,000 1,014,078
AmBank M Bhd., 5.25%,  01/23/30
(f)
...... 200 204,730
ANZ Bank New Zealand Ltd.
(e)(h)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.70%),
5.55% ,   08/11/32 ................ 470 475,894
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.50%),
5.90% ,   07/10/34 ................ 490 502,170
ANZ New Zealand International Ltd.
(e)
1.25% ,   06/22/26 ................. 355 343,455
3.45% ,   07/17/27
(d)
................ 769 756,127
3.45% ,   01/21/28 ................. 514 503,673
5.36% ,   08/14/28 ................. 1,060 1,094,745
2.55% ,   02/13/30 ................. 505 463,306
ASB Bank Ltd.
(e)
5.35% ,   06/15/26 ................. 365 369,579
1.63% ,   10/22/26 ................. 505 486,472
5.40% ,   11/29/27 ................. 525 539,274
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.25%),
5.28% ,   06/17/32
(h)
............... 755 758,242

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Associated Banc-Corp., (1-day SOFR + 3.03%),
6.46%,  08/29/30
(h)
............... USD 80 $ 80,441
AUB Sukuk Ltd., 2.62%,  09/09/26
(f)
....... 600 578,894
Australia & New Zealand Banking Group Ltd.
4.40% ,   05/19/26
(e)
................ 700 697,613
4.42% ,   12/16/26 ................. 835 839,902
4.75% ,   01/18/27 ................. 1,335 1,349,550
4.90% ,   07/16/27 ................. 835 849,426
3.92% ,   09/30/27 ................. 1,100 1,095,281
4.62% ,   12/16/29 ................. 750 760,363
6.74% ,   12/08/32
(e)
................ 1,120 1,203,290
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.62%),
5.73% ,   09/18/34
(e) (h)
.............. 785 800,306
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.47%),
5.20% ,   09/30/35
(e) (h)
.............. 1,255 1,209,453
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.70%),
2.57% ,   11/25/35
(e) (h)
.............. 1,905 1,649,971
Banc of California, (3-mo. CME Term SOFR +
2.52%), 3.25%,  05/01/31
(h)
.......... 389 366,565
Banco Bilbao Vizcaya Argentaria SA
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.70%),
6.14% ,   09/14/28
(h)
............... 545 563,463
5.38% ,   03/13/29 ................. 845 867,168
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.30%),
7.88% ,   11/15/34
(h)
............... 690 772,543
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.95%),
6.03% ,   03/13/35
(h)
............... 995 1,017,404
Banco Bradesco SA
(d)(f)
4.38% ,   03/18/27 ................. 400 396,650
6.50% ,   01/22/30 ................. 1,000 1,038,139
Banco BTG Pactual SA
(f)
6.25% ,   04/08/29 ................. 400 409,947
5.75% ,   01/22/30
(d)
................ 600 598,422
Banco de Bogota SA, 6.25%,  05/12/26
(f)
... 1,000 1,001,811
Banco de Chile, 2.99%,  12/09/31
(f)
....... 400 349,226
Banco de Credito del Peru S.A.
5.85% ,   01/11/29
(d) (f)
................ 300 308,703
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.24%),
5.80% ,   03/10/35
(f) (h)
.............. 800 783,425
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.49%),
6.45% ,   07/30/35
(e) (h)
.............. 800 798,200
Banco de Credito del Peru SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.45%), 3.25%,  09/30/31
(f) (h)
... 800 768,893
Banco de Credito e Inversiones SA
(f)
3.50% ,   10/12/27 ................. 600 583,138
2.88% ,   10/14/31 ................. 400 347,654
Banco do Brasil SA
(d)(f)
3.25% ,   09/30/26 ................. 600 590,028
4.88% ,   01/11/29 ................. 400 393,406
6.25% ,   04/18/30 ................. 800 818,670
6.00% ,   03/18/31 ................. 800 806,591
Banco General SA, 4.13%,  08/07/27
(d) (f)
.... 600 590,014
Banco Inbursa SA Institucion De Banca
Multiple Grupo Financiero Inbursa,
4.38%,  04/11/27
(d) (f)
............... 600 591,551
Security
Par (000)
Par (000) Value
Banks (continued)
Banco Internacional del Peru SAA Interbank,
3.25%,  10/04/26
(f)
................ USD 300 $ 292,426
Banco Nacional de Comercio Exterior
SNC, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.00%),
2.72%,  08/11/31
(f) (h)
............... 600 563,302
Banco Nacional de Panama, 2.50%,  08/11/30
(f)
800 651,894
Banco Santander Chile, 3.18%,  10/26/31
(d) (f)
. 500 446,436
Banco Santander Mexico SA,
5.62%,  12/10/29
(f)
................ 600 608,590
Banco Santander SA
4.25% ,   04/11/27 ................. 1,740 1,729,348
5.29% ,   08/18/27 ................. 805 815,540
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.90%),
1.72% ,   09/14/27
(h)
............... 1,698 1,629,642
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.65%),
6.53% ,   11/07/27
(h)
............... 1,000 1,028,870
3.80% ,   02/23/28 ................. 1,097 1,072,016
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.25%),
5.55% ,   03/14/28
(h)
............... 1,315 1,335,253
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.00%),
4.18% ,   03/24/28
(h)
............... 985 976,386
4.38% ,   04/12/28 ................. 1,365 1,355,437
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.95%),
5.37% ,   07/15/28
(h)
............... 1,465 1,491,405
5.59% ,   08/08/28 ................. 1,465 1,509,684
6.61% ,   11/07/28 ................. 880 938,466
3.31% ,   06/27/29 ................. 1,133 1,076,048
5.57% ,   01/17/30 ................. 420 433,309
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.45%),
5.54% ,   03/14/30
(h)
............... 1,350 1,384,779
3.49% ,   05/28/30 ................. 1,725 1,618,976
2.75% ,   12/03/30 ................. 1,270 1,111,793
2.96% ,   03/25/31 ................. 700 630,398
5.44% ,   07/15/31 ................. 1,270 1,308,951
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.60%),
3.23% ,   11/22/32
(h)
............... 1,075 931,477
6.92% ,   08/08/33 ................. 1,870 1,992,766
6.94% ,   11/07/33 ................. 1,435 1,611,590
6.35% ,   03/14/34 ................. 1,215 1,239,251
6.03% ,   01/17/35 ................. 1,115 1,156,276
Bangkok Bank PCL
4.30% ,   06/15/27
(f)
................. 800 796,078
4.45% ,   09/19/28
(f)
................. 500 497,182
5.30% ,   09/21/28
(f)
................. 400 408,026
9.03% ,   03/15/29
(e)
................ 435 495,714
5.50% ,   09/21/33
(d) (f)
............... 1,000 1,015,293
5.65% ,   07/05/34
(d) (f)
............... 800 817,340
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.90%),
3.73% ,   09/25/34
(f) (h)
.............. 1,300 1,200,840
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.15%),
3.47% ,   09/23/36
(f) (h)
.............. 1,200 1,057,129
Bank Bukopin Tbk. PT, 5.66%,  10/30/27
(f)
... 200 195,187
Bank of America Corp.
6.22% ,   09/15/26 ................. 810 827,202
4.25% ,   10/22/26 ................. 1,883 1,879,766

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 0.96%), 1.73% ,   07/22/27
(h)
USD 5,377 $ 5,198,548
(1-day SOFR + 1.34%), 5.93% ,   09/15/27
(h)
1,805 1,839,215
3.25% ,   10/21/27 ................. 2,213 2,164,727
Series L , 4.18% ,   11/25/27 ........... 2,370 2,356,895
(3-mo. CME Term SOFR + 1.84%),
3.82% ,   01/20/28
(h)
............... 2,397 2,370,000
(1-day SOFR + 1.05%), 2.55% ,   02/04/28
(h)
2,828 2,736,276
(3-mo. CME Term SOFR + 1.77%),
3.71% ,   04/24/28
(h)
............... 1,894 1,867,348
(1-day SOFR + 1.58%), 4.38% ,   04/27/28
(h)
2,045 2,041,647
(3-mo. CME Term SOFR + 1.63%),
3.59% ,   07/21/28
(h)
............... 2,381 2,336,301
(1-day SOFR + 2.04%), 4.95% ,   07/22/28
(h)
2,145 2,168,066
(1-day SOFR + 1.99%), 6.20% ,   11/10/28
(h)
2,010 2,089,963
(3-mo. CME Term SOFR + 1.30%),
3.42% ,   12/20/28
(h)
............... 6,070 5,904,710
Series FIX , (1-day SOFR + 0.83%),
4.98% ,   01/24/29
(h)
............... 2,870 2,907,814
(3-mo. CME Term SOFR + 1.33%),
3.97% ,   03/05/29
(h)
............... 2,501 2,465,404
(1-day SOFR + 1.63%), 5.20% ,   04/25/29
(h)
3,985 4,070,309
(1-day SOFR + 1.06%), 2.09% ,   06/14/29
(h)
2,038 1,898,412
(3-mo. CME Term SOFR + 1.57%),
4.27% ,   07/23/29
(h)
............... 3,577 3,552,370
(1-day SOFR + 1.57%), 5.82% ,   09/15/29
(h)
1,555 1,619,596
(3-mo. CME Term SOFR + 1.47%),
3.97% ,   02/07/30
(h)
............... 2,871 2,810,247
(3-mo. CME Term SOFR + 1.44%),
3.19% ,   07/23/30
(h)
............... 2,198 2,072,685
(3-mo. CME Term SOFR + 1.45%),
2.88% ,   10/22/30
(h)
............... 1,702 1,579,266
Series FIX , (1-day SOFR + 1.00%),
5.16% ,   01/24/31
(h)
............... 3,690 3,758,427
(3-mo. CME Term SOFR + 1.25%),
2.50% ,   02/13/31
(h)
............... 3,223 2,916,709
(1-day SOFR + 2.15%), 2.59% ,   04/29/31
(h)
3,493 3,154,191
(1-day SOFR + 1.53%), 1.90% ,   07/23/31
(h)
2,267 1,965,884
(1-day SOFR + 1.37%), 1.92% ,   10/24/31
(h)
2,980 2,569,380
Series N , (1-day SOFR + 1.22%),
2.65% ,   03/11/32
(h)
............... 2,412 2,138,696
(1-day SOFR + 1.32%), 2.69% ,   04/22/32
(h)
4,055 3,585,493
(1-day SOFR + 1.22%), 2.30% ,   07/21/32
(h)
3,465 2,978,082
(1-day SOFR + 1.21%), 2.57% ,   10/20/32
(h)
3,353 2,913,127
(1-day SOFR + 1.33%), 2.97% ,   02/04/33
(h)
3,885 3,416,158
(1-day SOFR + 1.83%), 4.57% ,   04/27/33
(h)
3,528 3,419,984
(1-day SOFR + 2.16%), 5.02% ,   07/22/33
(h)
4,640 4,627,753
(1-day SOFR + 1.91%), 5.29% ,   04/25/34
(h)
4,485 4,496,360
(1-day SOFR + 1.84%), 5.87% ,   09/15/34
(h)
3,655 3,807,595
(1-day SOFR + 1.65%), 5.47% ,   01/23/35
(h)
4,860 4,925,774
(1-day SOFR + 1.91%), 5.43% ,   08/15/35
(h)
3,160 3,087,389
(1-day SOFR + 1.74%), 5.52% ,   10/25/35
(h)
2,945 2,881,996
(1-day SOFR + 1.31%), 5.51% ,   01/24/36
(h)
2,570 2,605,479
(1-day SOFR + 1.70%), 5.74% ,   02/12/36
(h)
2,180 2,164,330
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.20%),
2.48% ,   09/21/36
(h)
............... 2,284 1,902,727
6.11% ,   01/29/37 ................. 2,067 2,137,237
(5-Year US Treasury Yield Curve Rate
T Note Constant
Maturity
+ 2.00%),
3.85% ,   03/08/37
(h)
............... 2,055 1,830,320
(3-mo. CME Term SOFR + 2.08%),
4.24% ,   04/24/38
(h)
............... 2,142 1,913,433
7.75% ,   05/14/38 ................. 1,730 2,028,487
(3-mo. CME Term SOFR + 1.58%),
4.08% ,   04/23/40
(h)
............... 1,648 1,410,194
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.93%), 2.68% ,   06/19/41
(h)
USD 5,062 $ 3,585,619
5.88% ,   02/07/42 ................. 1,609 1,656,921
(1-day SOFR + 1.58%), 3.31% ,   04/22/42
(h)
3,596 2,693,156
5.00% ,   01/21/44 ................. 2,110 1,952,307
4.88% ,   04/01/44 ................. 655 593,289
Series L , 4.75% ,   04/21/45 ........... 613 536,536
(3-mo. CME Term SOFR + 2.25%),
4.44% ,   01/20/48
(h)
............... 1,969 1,645,843
(3-mo. CME Term SOFR + 1.45%),
3.95% ,   01/23/49
(h)
............... 1,303 995,440
(3-mo. CME Term SOFR + 1.78%),
4.33% ,   03/15/50
(h)
............... 2,816 2,278,643
(3-mo. CME Term SOFR + 3.41%),
4.08% ,   03/20/51
(h)
............... 5,327 4,109,921
(1-day SOFR + 1.88%), 2.83% ,   10/24/51
(h)
1,135 692,955
Series N , (1-day SOFR + 1.65%),
3.48% ,   03/13/52
(h)
............... 1,135 791,330
(1-day SOFR + 1.56%), 2.97% ,   07/21/52
(h)
2,159 1,360,269
Bank of America NA
5.53% ,   08/18/26 ................. 1,765 1,794,224
6.00% ,   10/15/36 ................. 1,330 1,375,814
Bank of China Ltd.
(f)
4.63% ,   06/26/26 ................. 800 805,086
3.50% ,   04/20/27 ................. 200 198,003
(SOFR Index + 0.50%), 4.80% ,   06/14/27
(h)
800 799,466
(SOFR Index + 0.55%), 4.85% ,   06/26/27
(h)
400 400,169
(SOFR Index + 0.59%), 4.89% ,   09/30/27
(h)
200 200,295
(SOFR Index + 0.50%), 4.81% ,   03/04/28
(h)
200 199,818
(SOFR Index + 0.50%), 4.80% ,   03/19/28
(h)
400 399,795
3.63% ,   04/17/29 ................. 400 392,480
Bank of Communications Co. Ltd., (SOFR Index
+ 0.55%), 4.87%,  08/01/27
(f) (h)
........ 800 800,151
Bank of Communications Hong Kong Ltd.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.40%),
2.30% ,   07/08/31
(f) (h)
.............. 1,100 1,072,165
Bank of East Asia Ltd. (The)
(f)(h)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.30%),
4.88% ,   04/22/32 ................ 500 487,542
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.55%),
6.75% ,   06/27/34 ................ 750 754,995
Bank of Ireland Group plc
(e)(h)
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.10%),
2.03% ,   09/30/27 ................ 780 751,719
(1-day SOFR + 1.62%), 5.60% ,   03/20/30 . 640 656,122
Bank of Montreal
5.30% ,   06/05/26 ................. 810 817,840
1.25% ,   09/15/26 ................. 1,305 1,252,118
5.27% ,   12/11/26 ................. 1,120 1,136,722
2.65% ,   03/08/27 ................. 925 898,207
5.37% ,   06/04/27 ................. 910 928,915
Series f2f , (1-day SOFR + 0.88%),
4.57% ,   09/10/27
(h)
............... 400 400,413
Series H , 4.70% ,   09/14/27 ........... 1,030 1,038,547
5.20% ,   02/01/28 ................. 1,220 1,246,817
5.72% ,   09/25/28 ................. 1,650 1,717,463
(SOFR Index + 0.67%), 5.00% ,   01/27/29
(h)
585 594,198
(1-day SOFR + 1.25%), 4.64% ,   09/10/30
(h)
375 375,521
5.51% ,   06/04/31 ................. 1,070 1,113,335
(5-Year USD Swap Semi + 1.43%),
3.80% ,   12/15/32
(h)
............... 806 778,668

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.40%),
3.09% ,   01/10/37
(h)
............... USD 925 $ 782,356
Bank of New Zealand
(e)
2.29% ,   01/27/27 ................. 530 513,171
4.85% ,   02/07/28 ................. 500 506,608
5.08% ,   01/30/29 ................. 1,045 1,066,788
Bank of Nova Scotia (The)
1.35% ,   06/24/26 ................. 645 623,809
2.70% ,   08/03/26 ................. 1,123 1,102,034
1.30% ,   09/15/26 ................. 720 691,368
5.35% ,   12/07/26 ................. 1,095 1,111,501
1.95% ,   02/02/27 ................. 1,055 1,016,566
2.95% ,   03/11/27 ................. 759 741,325
5.40% ,   06/04/27 ................. 945 967,053
5.25% ,   06/12/28 ................. 960 986,544
(1-day SOFR + 1.00%), 4.40% ,   09/08/28
(h)
465 464,420
(1-day SOFR + 0.89%), 4.93% ,   02/14/29
(h)
725 733,136
5.45% ,   08/01/29 ................. 585 606,174
4.85% ,   02/01/30 ................. 1,455 1,471,053
(1-day SOFR + 1.07%), 5.13% ,   02/14/31
(h)
675 685,233
2.15% ,   08/01/31 ................. 1,085 932,753
2.45% ,   02/02/32 ................. 870 746,579
(1-day SOFR + 1.44%), 4.74% ,   11/10/32
(h)
495 489,923
5.65% ,   02/01/34 ................. 780 806,425
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.05%),
4.59% ,   05/04/37
(h)
............... 735 678,728
Bank of the Philippine Islands,
5.25%,  03/26/29
(f)
................ 200 204,010
Bank OZK, (3-mo. CME Term SOFR + 2.09%),
2.75%,  10/01/31
(h)
............... 210 181,000
BankUnited, Inc., 5.13%,  06/11/30 ....... 615 591,886
Banque Federative du Credit Mutuel SA
(e)
5.90% ,   07/13/26 ................. 750 762,265
1.60% ,   10/04/26 ................. 920 884,763
5.09% ,   01/23/27 ................. 1,225 1,237,486
4.75% ,   07/13/27 ................. 550 552,194
5.19% ,   02/16/28 ................. 860 876,224
5.79% ,   07/13/28 ................. 795 823,286
5.54% ,   01/22/30 ................. 455 470,143
Banque Saudi Fransi, 4.75%,  05/31/28
(f)
... 800 802,493
Barclays plc
5.20% ,   05/12/26 ................. 1,975 1,978,386
(1-day SOFR + 2.21%), 5.83% ,   05/09/27
(h)
1,600 1,616,504
(1-day SOFR + 1.88%), 6.50% ,   09/13/27
(h)
1,240 1,267,983
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.05%),
2.28% ,   11/24/27
(h)
............... 1,620 1,560,777
4.34% ,   01/10/28 ................. 1,629 1,617,644
(1-day SOFR + 1.49%), 5.67% ,   03/12/28
(h)
840 856,726
4.84% ,   05/09/28 ................. 2,038 2,033,401
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.65%),
5.50% ,   08/09/28
(h)
............... 1,695 1,721,543
(1-day SOFR + 1.34%), 4.84% ,   09/10/28
(h)
765 765,853
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.30%),
7.39% ,   11/02/28
(h)
............... 1,405 1,490,614
(1-day SOFR + 0.96%), 5.09% ,   02/25/29
(h)
1,845 1,857,394
4.97% ,   05/16/29
(h)
................ 1,835 1,843,555
(1-day SOFR + 2.22%), 6.49% ,   09/13/29
(h)
1,150 1,210,568
(1-day SOFR + 1.74%), 5.69% ,   03/12/30
(h)
1,655 1,701,693
5.09% ,   06/20/30
(h)
................ 1,625 1,608,212
(1-day SOFR + 1.56%), 4.94% ,   09/10/30
(h)
1,340 1,339,046
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.23%), 5.37% ,   02/25/31
(h)
USD 1,600 $ 1,621,219
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.90%),
2.65% ,   06/24/31
(h)
............... 728 651,755
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.20%),
2.67% ,   03/10/32
(h)
............... 955 837,893
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.30%),
2.89% ,   11/24/32
(h)
............... 1,240 1,078,164
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.00%),
5.75% ,   08/09/33
(h)
............... 905 921,320
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.50%),
7.44% ,   11/02/33
(h)
............... 1,845 2,060,385
(1-day SOFR + 2.98%), 6.22% ,   05/09/34
(h)
1,775 1,847,870
(1-day SOFR + 3.57%), 7.12% ,   06/27/34
(h)
1,325 1,421,310
(1-day SOFR + 2.62%), 6.69% ,   09/13/34
(h)
1,430 1,525,448
(1-day SOFR + 1.91%), 5.34% ,   09/10/35
(h)
2,220 2,154,810
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.90%),
3.56% ,   09/23/35
(h)
............... 1,165 1,060,528
(1-day SOFR + 1.59%), 5.79% ,   02/25/36
(h)
1,600 1,600,810
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.70%),
3.81% ,   03/10/42
(h)
............... 582 444,672
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.30%),
3.33% ,   11/24/42
(h)
............... 1,245 888,954
5.25% ,   08/17/45
(d)
................ 1,785 1,674,208
4.95% ,   01/10/47 ................. 1,807 1,593,709
(1-day SOFR + 2.42%), 6.04% ,   03/12/55
(h)
715 708,106
BBG Sukuk Ltd., 4.56%,  10/09/29
(f)
....... 600 598,024
BBK BSC, 6.88%,  06/06/29
(f)
.......... 400 404,672
BBVA Mexico SA
5.25% ,   09/10/29
(d) (f)
............... 1,000 1,007,718
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.38%),
7.63% ,   02/11/35
(e) (h)
.............. 200 201,425
BNP Paribas SA
(e)
4.38% ,   05/12/26 ................. 970 962,502
4.63% ,   03/13/27 ................. 940 937,643
(1-day SOFR + 0.91%), 1.68% ,   06/30/27
(h)
1,345 1,299,589
3.50% ,   11/16/27 ................. 690 671,020
(1-day SOFR + 1.23%), 2.59% ,   01/20/28
(h)
625 603,480
4.40% ,   08/14/28 ................. 1,525 1,511,247
(1-day SOFR + 1.61%), 1.90% ,   09/30/28
(h)
2,855 2,673,453
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.45%),
5.13% ,   01/13/29
(h)
............... 2,310 2,343,520
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.50%),
5.34% ,   06/12/29
(h)
............... 1,090 1,112,297
(1-day SOFR + 1.22%), 2.16% ,   09/15/29
(h)
2,095 1,927,404
(1-day SOFR + 1.52%), 5.18% ,   01/09/30
(h)
2,320 2,351,612
(3-mo. CME Term SOFR + 2.83%),
5.20% ,   01/10/30
(h)
............... 1,458 1,473,670
(1-day SOFR + 1.59%), 5.50% ,   05/20/30
(h)
1,005 1,026,212
(1-day SOFR + 1.28%), 5.28% ,   11/19/30
(h)
1,200 1,213,951
(1-day SOFR + 1.51%), 3.05% ,   01/13/31
(h)
2,415 2,217,492
(3-mo. CME Term SOFR + 1.39%),
2.87% ,   04/19/32
(h)
............... 1,883 1,656,761
(1-day SOFR + 1.62%), 5.79% ,   01/13/33
(h)
2,090 2,142,437
(1-day SOFR + 1.56%), 3.13% ,   01/20/33
(h)
1,543 1,348,109

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year USD Swap Semi + 1.48%),
4.38% ,   03/01/33
(h)
............... USD 1,348 $ 1,308,239
(1-day SOFR + 1.87%), 5.89% ,   12/05/34
(h)
1,970 2,055,781
(1-day SOFR + 1.88%),
5.74% ,   02/20/35
(d) (h)
.............. 1,495 1,535,176
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.05%),
2.59% ,   08/12/35
(h)
............... 1,790 1,541,866
(1-day SOFR + 1.92%), 5.91% ,   11/19/35
(h)
1,750 1,716,073
2.82% ,   01/26/41
(d)
................ 785 538,271
BOS Funding Ltd.
(f)
7.00% ,   03/14/28 ................. 400 414,162
5.25% ,   09/12/29 ................. 600 588,073
Boubyan Sukuk Ltd., 3.39%,  03/29/27
(f)
.... 400 391,388
Boubyan Tier 1 Sukuk Ltd., (5-Year USD Swap
Semi + 2.90%), 3.95%
(f) (h) (j)
........... 400 386,511
BPCE SA
3.38% ,   12/02/26 ................. 736 726,109
5.20% ,   01/18/27
(d) (e)
............... 880 892,047
4.75% ,   07/19/27
(e)
................ 1,090 1,098,214
(1-day SOFR + 1.09%),
2.05% ,   10/19/27
(e) (h)
.............. 900 866,074
(1-day SOFR + 1.98%),
6.61% ,   10/19/27
(e) (h)
.............. 1,005 1,031,310
3.50% ,   10/23/27
(e)
................ 940 914,747
3.25% ,   01/11/28
(e)
................ 1,255 1,215,974
5.13% ,   01/18/28
(e)
................ 1,020 1,036,841
4.63% ,   09/12/28
(e)
................ 981 977,434
5.28% ,   05/30/29
(e)
................ 900 921,134
2.70% ,   10/01/29
(e)
................ 1,176 1,082,505
(1-day SOFR + 2.27%),
6.71% ,   10/19/29
(e) (h)
.............. 1,120 1,183,560
(1-day SOFR + 1.96%),
5.72% ,   01/18/30
(e) (h)
.............. 1,185 1,212,611
(1-day SOFR + 1.68%),
5.88% ,   01/14/31
(e) (h)
.............. 315 324,514
(1-day SOFR + 1.31%),
2.28% ,   01/20/32
(e) (h)
.............. 1,545 1,312,805
(1-day SOFR + 1.73%),
3.12% ,   10/19/32
(e) (h)
.............. 1,050 896,974
(1-day SOFR + 2.87%),
5.75% ,   07/19/33
(e) (h)
.............. 1,350 1,363,422
(1-day SOFR + 2.59%),
7.00% ,   10/19/34
(e) (h)
.............. 930 1,011,750
(1-day SOFR + 2.79%),
6.51% ,   01/18/35
(e) (h)
.............. 735 749,503
(1-day SOFR + 1.85%),
5.94% ,   05/30/35
(e) (h)
.............. 930 940,325
(1-day SOFR + 2.04%),
6.29% ,   01/14/36
(e) (h)
.............. 1,375 1,424,281
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.90%),
3.65% ,   01/14/37
(e) (h)
.............. 1,260 1,084,626
(1-day SOFR + 1.95%),
3.58% ,   10/19/42
(e) (h)
.............. 830 586,275
(1-day SOFR + 2.61%),
6.92% ,   01/14/46
(e) (h)
.............. 770 785,902
BSF Finance, 5.50%,  11/23/27
(f)
........ 600 610,880
BSF Sukuk Co. Ltd.
(f)
5.00% ,   01/25/29 ................. 800 807,110
5.38% ,   01/21/30 ................. 200 204,133
Burgan Bank SAK, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.23%), 2.75%,  12/15/31
(f) (h)
......... 600 564,235
Security
Par (000)
Par (000) Value
Banks (continued)
CaixaBank SA
(e)(h)
(1-day SOFR + 2.08%), 6.68% ,   09/13/27 . USD 695 $ 712,744
(1-day SOFR + 2.70%), 6.21% ,   01/18/29 . 745 774,611
(SOFR Index + 1.78%), 5.67% ,   03/15/30 . 795 820,557
(1-day SOFR + 2.77%), 6.84% ,   09/13/34 . 620 673,768
(1-day SOFR + 2.26%), 6.04% ,   06/15/35 . 630 652,651
Canadian Imperial Bank of Commerce
1.25% ,   06/22/26 ................. 578 558,873
5.62% ,   07/17/26 ................. 415 421,160
5.93% ,   10/02/26 ................. 790 806,763
3.45% ,   04/07/27 ................. 700 689,314
5.24% ,   06/28/27 ................. 1,340 1,363,996
(1-day SOFR + 0.93%), 4.51% ,   09/11/27
(h)
480 480,422
(1-day SOFR + 0.72%), 4.86% ,   01/13/28
(h)
685 689,735
5.00% ,   04/28/28 ................. 925 943,527
5.99% ,   10/03/28 ................. 905 948,435
(1-day SOFR + 1.03%), 4.86% ,   03/30/29
(h)
685 691,163
5.26% ,   04/08/29 ................. 860 882,143
(1-day SOFR + 1.34%), 4.63% ,   09/11/30
(h)
725 722,517
(1-day SOFR + 1.11%), 5.25% ,   01/13/31
(h)
415 423,283
3.60% ,   04/07/32 ................. 930 854,418
6.09% ,   10/03/33 ................. 1,085 1,151,522
CBQ Finance Ltd.
(f)
2.00% ,   05/12/26 ................. 800 776,278
5.38% ,   03/28/29 ................. 800 817,873
China CITIC Bank International Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.65%), 6.00%,  12/05/33
(f) (h)
... 500 523,300
China Construction Bank Asia Corp. Ltd.
(h)(j)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 5.71%
(f)
500 517,299
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 5.58% 500 519,071
China Construction Bank Corp.
(f)
4.50% ,   05/31/26 ................. 400 401,587
(SOFR Index + 0.55%), 4.84% ,   07/16/27
(h)
800 799,770
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.40%),
2.85% ,   01/21/32
(h)
............... 3,400 3,313,460
China Merchants Bank Co. Ltd.,
1.25%,  09/01/26
(f)
................ 400 384,864
CIMB Bank Bhd., 2.13%,  07/20/27
(f)
...... 400 382,492
Citibank NA
4.93% ,   08/06/26 ................. 925 932,860
5.49% ,   12/04/26 ................. 1,855 1,890,501
(1-day SOFR + 0.71%), 4.88% ,   11/19/27
(h)
1,475 1,484,987
5.80% ,   09/29/28 ................. 1,715 1,794,885
4.84% ,   08/06/29 ................. 2,045 2,081,403
5.57% ,   04/30/34 ................. 2,495 2,573,466
Citigroup, Inc.
3.40% ,   05/01/26 ................. 1,862 1,844,213
3.20% ,   10/21/26 ................. 2,527 2,485,944
4.30% ,   11/20/26 ................. 1,253 1,249,359
(1-day SOFR + 0.77%), 1.46% ,   06/09/27
(h)
2,143 2,069,520
4.45% ,   09/29/27 ................. 2,371 2,363,997
(3-mo. CME Term SOFR + 1.82%),
3.89% ,   01/10/28
(h)
............... 2,044 2,022,287
6.63% ,   01/15/28 ................. 1,051 1,113,607
(1-day SOFR + 1.28%), 3.07% ,   02/24/28
(h)
3,245 3,163,491
(1-day SOFR + 1.89%), 4.66% ,   05/24/28
(h)
1,215 1,218,886
(3-mo. CME Term SOFR + 1.65%),
3.67% ,   07/24/28
(h)
............... 2,161 2,120,177
4.13% ,   07/25/28 ................. 1,415 1,398,300
(3-mo. CME Term SOFR + 1.41%),
3.52% ,   10/27/28
(h)
............... 2,803 2,733,304

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 0.87%), 4.79% ,   03/04/29
(h)
USD 2,365 $ 2,376,713
(3-mo. CME Term SOFR + 1.45%),
4.08% ,   04/23/29
(h)
............... 1,779 1,758,496
(1-day SOFR + 1.36%), 5.17% ,   02/13/30
(h)
2,380 2,413,781
(3-mo. CME Term SOFR + 1.60%),
3.98% ,   03/20/30
(h)
............... 1,975 1,921,281
(1-day SOFR + 1.34%), 4.54% ,   09/19/30
(h)
2,520 2,494,685
(1-day SOFR + 1.42%), 2.98% ,   11/05/30
(h)
1,524 1,413,364
(1-day SOFR + 1.15%), 2.67% ,   01/29/31
(h)
2,165 1,965,121
(1-day SOFR + 3.91%), 4.41% ,   03/31/31
(h)
3,393 3,330,853
(1-day SOFR + 2.11%), 2.57% ,   06/03/31
(h)
3,740 3,348,078
(1-day SOFR + 1.17%), 2.56% ,   05/01/32
(h)
2,254 1,968,922
6.63% ,   06/15/32 ................. 1,579 1,703,004
(1-day SOFR + 1.18%), 2.52% ,   11/03/32
(h)
2,515 2,166,185
(1-day SOFR + 1.35%), 3.06% ,   01/25/33
(h)
2,581 2,268,359
5.88% ,   02/22/33 ................. 1,071 1,103,354
(1-day SOFR + 1.94%), 3.79% ,   03/17/33
(h)
3,355 3,079,875
(1-day SOFR + 2.09%), 4.91% ,   05/24/33
(h)
1,840 1,808,302
6.00% ,   10/31/33 ................. 1,175 1,217,271
(1-day SOFR + 2.34%), 6.27% ,   11/17/33
(h)
2,905 3,080,403
(1-day SOFR + 2.66%), 6.17% ,   05/25/34
(h)
2,780 2,840,826
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.28%),
5.59% ,   11/19/34
(h)
............... 795 798,593
(1-day SOFR + 2.06%), 5.83% ,   02/13/35
(h)
2,630 2,608,278
(1-day SOFR + 1.45%), 5.45% ,   06/11/35
(h)
2,770 2,774,276
(1-day SOFR + 1.83%), 6.02% ,   01/24/36
(h)
2,630 2,636,276
(1-day SOFR + 1.47%), 5.33% ,   03/27/36
(h)
1,900 1,886,913
6.13% ,   08/25/36 ................. 800 814,502
(3-mo. CME Term SOFR + 1.43%),
3.88% ,   01/24/39
(h)
............... 1,297 1,088,520
8.13% ,   07/15/39 ................. 1,857 2,289,531
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.73%),
5.41% ,   09/19/39
(h)
............... 305 290,317
(1-day SOFR + 4.55%), 5.32% ,   03/26/41
(h)
1,401 1,342,582
5.88% ,   01/30/42 ................. 1,154 1,167,816
(1-day SOFR + 1.38%), 2.90% ,   11/03/42
(h)
1,487 1,025,445
6.68% ,   09/13/43 ................. 1,080 1,139,820
5.30% ,   05/06/44 ................. 1,025 935,836
4.65% ,   07/30/45 ................. 1,096 943,350
4.75% ,   05/18/46 ................. 2,055 1,704,439
(3-mo. CME Term SOFR + 2.10%),
4.28% ,   04/24/48
(h)
............... 1,106 883,156
4.65% ,   07/23/48 ................. 2,561 2,153,715
(1-day SOFR + 1.75%), 5.61% ,   03/04/56
(h)
1,325 1,266,498
Citizens Bank NA, (1-day SOFR + 2.00%),
4.58%,  08/09/28
(h)
............... 520 519,095
Citizens Financial Group, Inc.
2.85% ,   07/27/26 ................. 160 155,896
(1-day SOFR + 2.01%), 5.84% ,   01/23/30
(h)
905 925,821
2.50% ,   02/06/30 ................. 720 644,067
3.25% ,   04/30/30 ................. 1,325 1,216,137
(1-day SOFR + 1.26%), 5.25% ,   03/05/31
(h)
715 715,469
(1-day SOFR + 1.91%), 5.72% ,   07/23/32
(h)
840 853,412
2.64% ,   09/30/32 ................. 550 446,224
(1-day SOFR + 2.33%), 6.65% ,   04/25/35
(h)
760 801,570
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.75%),
5.64% ,   05/21/37
(h)
............... 385 373,646
Comerica Bank, (1-day SOFR + 2.61%),
5.33%,  08/25/33
(h)
............... 320 302,840
Comerica, Inc.
4.00% ,   02/01/29 ................. 1,310 1,254,948
(1-day SOFR + 2.16%), 5.98% ,   01/30/30
(h)
750 759,074
Security
Par (000)
Par (000) Value
Banks (continued)
Commercial Bank of Dubai PSC
(f)
(6-Year USD Constant Maturity + 5.60%),
6.00%
(h) (j)
..................... USD 400 $ 399,552
5.32% ,   06/14/28 ................. 600 610,271
4.86% ,   10/10/29 ................. 400 401,369
Commercial Bank PSQC (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.87%), 4.50%
(f) (h) (j)
......... 400 392,467
Commonwealth Bank of Australia
2.85% ,   05/18/26
(e)
................ 405 399,617
1.13% ,   06/15/26
(e)
................ 1,440 1,392,766
2.63% ,   09/06/26
(e)
................ 855 838,540
4.58% ,   11/27/26 ................. 1,000 1,008,857
2.55% ,   03/14/27
(e)
................ 1,161 1,129,915
3.15% ,   09/19/27
(e)
................ 920 900,949
4.42% ,   03/14/28 ................. 750 757,565
3.90% ,   03/16/28
(e)
................ 990 985,859
4.61% ,   03/14/30
(d) (e)
............... 960 973,550
2.69% ,   03/11/31
(e)
................ 1,465 1,286,900
1.88% ,   09/15/31
(e)
................ 770 661,980
3.78% ,   03/14/32
(e)
................ 1,145 1,036,945
5.84% ,   03/13/34
(e)
................ 1,180 1,204,275
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.05%),
3.61% ,   09/12/34
(e) (h)
.............. 1,685 1,578,919
3.74% ,   09/12/39
(e)
................ 1,779 1,421,727
3.31% ,   03/11/41
(e)
................ 1,220 889,399
4.32% ,   01/10/48
(e)
................ 1,130 885,685
Cooperatieve Rabobank UA
3.75% ,   07/21/26 ................. 867 857,619
5.50% ,   10/05/26 ................. 930 946,583
5.04% ,   03/05/27 ................. 755 768,053
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.73%),
1.98% ,   12/15/27
(e) (h)
.............. 1,498 1,437,720
4.88% ,   01/21/28 ................. 960 978,056
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.22%),
3.65% ,   04/06/28
(e) (h)
.............. 980 964,670
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.75%),
4.66% ,   08/22/28
(e) (h)
.............. 970 972,499
4.80% ,   01/09/29 ................. 640 649,847
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.40%),
5.56% ,   02/28/29
(e) (h)
.............. 995 1,021,100
4.49% ,   10/17/29 ................. 770 774,030
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.12%),
5.45% ,   03/05/30
(d) (e) (h)
............ 735 756,471
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.00%),
5.71% ,   01/21/33
(e) (h)
.............. 750 774,928
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.42%),
3.76% ,   04/06/33
(e) (h)
.............. 370 340,071
5.25% ,   05/24/41 ................. 1,797 1,736,120
5.75% ,   12/01/43 ................. 1,461 1,416,468
5.25% ,   08/04/45 ................. 1,086 995,265
Credit Agricole SA
(e)
5.59% ,   07/05/26 ................. 810 821,053
4.13% ,   01/10/27 ................. 1,160 1,153,572
2.02% ,   01/11/27 ................. 1,150 1,105,575
5.13% ,   03/11/27 ................. 690 700,795
5.30% ,   07/12/28 ................. 1,620 1,659,709

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.21%), 4.63% ,   09/11/28
(h)
USD 1,175 $ 1,173,833
(1-day SOFR + 1.13%), 5.23% ,   01/09/29
(h)
585 593,490
(1-day SOFR + 1.86%), 6.32% ,   10/03/29
(h)
1,115 1,170,015
(1-day SOFR + 1.69%),
5.34% ,   01/10/30
(d) (h)
.............. 1,265 1,289,443
3.25% ,   01/14/30 ................. 1,473 1,360,220
(5-Year USD Swap Semi + 1.64%),
4.00% ,   01/10/33
(h)
............... 1,175 1,134,993
5.51% ,   07/05/33 ................. 625 642,049
5.37% ,   03/11/34
(d)
................ 980 995,058
(1-day SOFR + 2.67%), 6.25% ,   01/10/35
(h)
1,590 1,615,551
(1-day SOFR + 1.74%), 5.86% ,   01/09/36
(h)
1,435 1,467,017
2.81% ,   01/11/41 ................. 1,435 958,889
Dah Sing Bank Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.95%), 3.00%,  11/02/31
(f) (h)
.......... 250 240,864
Danske Bank A/S
(e)
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.73%),
1.55% ,   09/10/27
(h)
............... 470 451,522
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.95%),
5.43% ,   03/01/28
(h)
............... 1,035 1,051,714
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.75%),
4.30% ,   04/01/28
(h)
............... 1,330 1,321,331
4.38% ,   06/12/28 ................. 555 552,624
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.40%),
5.71% ,   03/01/30
(h)
............... 1,305 1,346,836
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.10%),
4.61% ,   10/02/30
(h)
............... 1,085 1,075,307
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.93%),
5.02% ,   03/04/31
(h)
............... 610 612,288
DBS Group Holdings Ltd., 1.19%,  03/15/27
(e)
. 55 52,105
Deutsche Bank AG, New York,
3.90%,  07/12/47
(e)
............... 1,485 1,151,148
Development Bank of Kazakhstan JSC,
5.50%,  04/15/27
(f)
................ 600 602,920
DIB Sukuk Ltd.
(f)
1.96% ,   06/22/26 ................. 1,000 968,716
2.74% ,   02/16/27 ................. 200 193,111
5.49% ,   11/30/27 ................. 1,400 1,428,333
4.80% ,   08/16/28 ................. 1,000 1,004,180
5.24% ,   03/04/29 ................. 1,000 1,014,173
DIB Tier 1 Sukuk 4 Ltd., (6-Year USD Constant
Maturity + 4.08%), 4.63%
(f) (h) (j)
......... 1,000 982,028
DIB Tier 1 Sukuk 5 Ltd., (6-Year USD Constant
Maturity + 2.25%), 3.38%
(f) (h) (j)
......... 400 382,773
DIB Tier 1 Sukuk 6 Ltd., (6-Year USD Constant
Maturity + 1.33%), 5.25%
(f) (h) (j)
......... 200 196,564
Discover Bank
3.45% ,   07/27/26 ................. 470 462,533
4.65% ,   09/13/28 ................. 1,059 1,056,394
2.70% ,   02/06/30 ................. 550 495,258
DNB Bank ASA
(e)(h)
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.72%),
1.54% ,   05/25/27 ................ 1,030 999,418
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.68%),
1.61% ,   03/30/28 ................ 370 350,830
(1-day SOFR + 1.05%), 4.85% ,   11/05/30 . 880 888,338
Security
Par (000)
Par (000) Value
Banks (continued)
Doha Finance Ltd.
(f)
5.25% ,   03/12/29 ................. USD 600 $ 608,290
5.25% ,   03/05/30 ................. 200 203,071
Dukhan Tier 1 Sukuk Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.08%), 3.95%
(f) (h) (j)
............... 400 389,000
EI Sukuk Co. Ltd.
(f)
2.08% ,   11/02/26 ................. 200 191,980
5.43% ,   05/28/29 ................. 800 821,271
Emirates NBD Bank PJSC
(f)
(6-Year USD Constant Maturity + 5.70%),
6.13%
(h) (j)
..................... 600 599,695
(6-Year USD Constant Maturity + 3.16%),
4.25%
(h) (j)
..................... 800 772,376
5.63% ,   10/21/27 ................. 600 616,742
5.88% ,   10/11/28 ................. 800 831,568
(1-day SOFR + 1.40%), 5.68% ,   01/31/29
(h)
600 609,117
5.14% ,   11/26/29 ................. 200 203,853
(1-day SOFR + 1.10%), 5.40% ,   01/22/30
(h)
600 602,394
(6-Year USD Constant Maturity + 1.84%),
6.25%
(h) (j)
..................... 1,000 1,022,971
Fab Sukuk Co. Ltd.
(f)
2.59% ,   03/02/27 ................. 400 386,834
4.58% ,   01/17/28 ................. 400 402,429
4.78% ,   01/23/29 ................. 800 806,576
5.15% ,   01/16/30 ................. 400 410,572
Federation des Caisses Desjardins du
Quebec
(e)
4.55% ,   08/23/27 ................. 710 713,634
5.70% ,   03/14/28 ................. 905 935,706
5.25% ,   04/26/29
(d)
................ 1,050 1,076,908
Fifth Third Bancorp
2.55% ,   05/05/27 ................. 887 853,472
(1-day SOFR + 0.69%), 1.71% ,   11/01/27
(h)
580 554,890
3.95% ,   03/14/28 ................. 913 900,386
(1-day SOFR + 1.36%),
4.06% ,   04/25/28
(d) (h)
.............. 520 515,369
(SOFR Index + 2.19%), 6.36% ,   10/27/28
(h)
1,100 1,142,915
(1-day SOFR + 2.34%), 6.34% ,   07/27/29
(h)
245 256,759
(SOFR Index + 2.13%), 4.77% ,   07/28/30
(h)
705 703,231
(1-day SOFR + 1.49%), 4.90% ,   09/06/30
(h)
295 294,302
(1-day SOFR + 1.84%), 5.63% ,   01/29/32
(h)
955 977,245
(1-day SOFR + 1.66%), 4.34% ,   04/25/33
(h)
395 370,145
8.25% ,   03/01/38 ................. 1,210 1,424,281
Fifth Third Bank NA
2.25% ,   02/01/27 ................. 655 631,549
(1-day SOFR + 0.81%), 4.97% ,   01/28/28
(h)
515 517,930
First Abu Dhabi Bank PJSC
(f)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.14%),
4.50%
(h) (j)
..................... 1,000 989,594
5.13% ,   10/13/27 ................. 1,000 1,015,594
4.38% ,   04/24/28 ................. 800 799,077
4.77% ,   06/06/28 ................. 800 806,494
(1-day SOFR + 1.20%), 5.48% ,   01/29/29
(h)
400 400,689
5.00% ,   02/28/29 ................. 800 811,497
(1-day SOFR + 1.05%), 5.35% ,   07/22/29
(h)
200 200,998
(1-day SOFR + 1.00%), 5.30% ,   01/22/30
(h)
600 603,262
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.70%),
6.32% ,   04/04/34
(h)
............... 1,000 1,029,870
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.55%),
5.80% ,   01/16/35
(h)
............... 1,000 1,017,481

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
First Citizens BancShares, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.97%), 6.25%,  03/12/40
(h)
.... USD 740 $ 708,375
First Horizon Bank, 5.75%,  05/01/30 ...... 600 601,299
First Horizon Corp., (1-day SOFR + 1.77%),
5.51%,  03/07/31
(h)
............... 25 25,117
First-Citizens Bank & Trust Co.,
6.13%,  03/09/28 ................ 475 490,421
FNB Corp., (SOFR Index + 1.93%),
5.72%,  12/11/30
(h)
................ 50 49,876
GFH Senior Sukuk Ltd., 7.50%,  11/06/29
(f)
.. 600 592,347
Goldman Sachs Capital I, 6.35%,  02/15/34 .. 1,349 1,379,828
Grupo Aval Ltd., 4.38%,  02/04/30
(f)
....... 1,000 879,326
HBOS plc, 6.00%,  11/01/33
(e)
.......... 175 175,531
HDFC Bank Ltd.
(f)
5.20% ,   02/15/27 ................. 400 403,730
5.18% ,   02/15/29 ................. 400 405,541
HSBC Bank USA NA
5.88% ,   11/01/34 ................. 475 489,150
5.63% ,   08/15/35 ................. 690 693,416
7.00% ,   01/15/39 ................. 845 955,950
HSBC Holdings plc
(1-day SOFR + 1.29%), 1.59% ,   05/24/27
(h)
500 484,221
(1-day SOFR + 1.57%), 5.89% ,   08/14/27
(h)
1,965 1,995,532
(1-day SOFR + 1.10%), 2.25% ,   11/22/27
(h)
150 144,387
(3-mo. CME Term SOFR + 1.81%),
4.04% ,   03/13/28
(h)
............... 2,720 2,693,397
(1-day SOFR + 1.06%), 5.60% ,   05/17/28
(h)
1,535 1,561,890
(1-day SOFR + 2.11%), 4.76% ,   06/09/28
(h)
2,530 2,535,411
(1-day SOFR + 2.61%), 5.21% ,   08/11/28
(h)
2,200 2,226,141
(1-day SOFR + 1.73%), 2.01% ,   09/22/28
(h)
1,997 1,877,774
(1-day SOFR + 3.35%), 7.39% ,   11/03/28
(h)
2,080 2,211,889
(1-day SOFR + 1.04%), 5.13% ,   11/19/28
(h)
1,200 1,212,157
(1-day SOFR + 1.03%), 4.90% ,   03/03/29
(h)
1,800 1,808,242
(1-day SOFR + 1.97%), 6.16% ,   03/09/29
(h)
2,185 2,265,981
(3-mo. CME Term SOFR + 1.80%),
4.58% ,   06/19/29
(h)
............... 2,619 2,607,983
(1-day SOFR + 1.29%), 2.21% ,   08/17/29
(h)
2,125 1,961,647
(1-day SOFR + 1.46%), 5.55% ,   03/04/30
(h)
1,590 1,629,701
4.95% ,   03/31/30 ................. 2,440 2,466,029
(3-mo. CME Term SOFR + 1.87%),
3.97% ,   05/22/30
(h)
............... 3,038 2,935,498
(1-day SOFR + 1.29%), 5.29% ,   11/19/30
(h)
1,710 1,736,489
(1-day SOFR + 1.29%), 5.13% ,   03/03/31
(h)
1,225 1,234,291
(1-day SOFR + 2.39%), 2.85% ,   06/04/31
(h)
1,369 1,237,616
(1-day SOFR + 1.95%), 2.36% ,   08/18/31
(h)
1,260 1,106,327
(1-day SOFR + 1.52%), 5.73% ,   05/17/32
(h)
1,565 1,615,798
(1-day SOFR + 1.19%), 2.80% ,   05/24/32
(h)
3,125 2,751,189
(1-day SOFR + 1.41%), 2.87% ,   11/22/32
(h)
1,918 1,677,250
(1-day SOFR + 2.53%), 4.76% ,   03/29/33
(h)
1,845 1,767,078
(1-day SOFR + 2.87%), 5.40% ,   08/11/33
(h)
2,385 2,413,611
(1-day SOFR + 4.25%), 8.11% ,   11/03/33
(h)
1,970 2,243,752
(1-day SOFR + 2.39%), 6.25% ,   03/09/34
(h)
2,225 2,349,900
(1-day SOFR + 2.98%), 6.55% ,   06/20/34
(h)
1,730 1,804,943
(1-day SOFR + 3.02%), 7.40% ,   11/13/34
(h)
1,905 2,096,655
(1-day SOFR + 1.78%),
5.72% ,   03/04/35
(d) (h)
.............. 1,305 1,334,544
(1-day SOFR + 1.90%), 5.87% ,   11/18/35
(h)
1,620 1,597,944
(1-day SOFR + 1.56%), 5.45% ,   03/03/36
(h)
1,800 1,787,521
6.50% ,   05/02/36 ................. 1,560 1,646,424
6.50% ,   09/15/37 ................. 2,770 2,908,849
6.80% ,   06/01/38 ................. 1,104 1,191,714
6.10% ,   01/14/42 ................. 1,125 1,184,188
(1-day SOFR + 2.65%), 6.33% ,   03/09/44
(h)
2,620 2,755,592
5.25% ,   03/14/44 ................. 1,670 1,550,787
Security
Par (000)
Par (000) Value
Banks (continued)
HSBC USA, Inc., 5.29%,  03/04/27 ....... USD 1,240 $ 1,263,325
Huntington Bancshares, Inc.
(1-day SOFR + 1.97%), 4.44% ,   08/04/28
(h)
495 491,797
(1-day SOFR + 2.02%), 6.21% ,   08/21/29
(h)
610 633,876
2.55% ,   02/04/30 ................. 894 806,360
(1-day SOFR + 1.28%), 5.27% ,   01/15/31
(h)
645 649,699
(1-day SOFR + 2.05%), 5.02% ,   05/17/33
(h)
345 333,136
(SOFR Index + 1.87%), 5.71% ,   02/02/35
(h)
1,195 1,196,660
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.17%),
2.49% ,   08/15/36
(h)
............... 667 548,279
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.70%),
6.14% ,   11/18/39
(h)
............... 715 706,500
Huntington National Bank (The)
(1-day SOFR + 0.72%), 4.87% ,   04/12/28
(h)
765 768,113
(SOFR Index + 1.65%), 4.55% ,   05/17/28
(h)
540 538,747
5.65% ,   01/10/30 ................. 555 572,756
ICICI Bank Ltd., 3.80%,  12/14/27
(f)
....... 500 490,278
Industrial & Commercial Bank of China Ltd.
(SOFR Index + 0.60%), 4.90% ,   10/25/26
(f) (h)
600 600,497
5.38% ,   10/25/26
(f)
................. 600 610,922
1.63% ,   10/28/26
(f)
................. 2,000 1,929,304
(SOFR Index + 0.48%), 4.83% ,   05/23/27
(f) (h)
400 399,691
3.54% ,   11/08/27 ................. 750 740,981
Industrial Bank Co. Ltd., (SOFR Index +
0.56%), 4.88%,  08/14/27
(f) (h)
......... 600 599,641
ING Groep NV
3.95% ,   03/29/27 ................. 2,283 2,264,990
(1-day SOFR + 1.56%), 6.08% ,   09/11/27
(h)
1,000 1,019,942
(1-day SOFR + 1.83%), 4.02% ,   03/28/28
(h)
590 584,971
4.55% ,   10/02/28 ................. 1,293 1,292,446
(1-day SOFR + 1.01%), 4.86% ,   03/25/29
(h)
625 629,083
4.05% ,   04/09/29 ................. 908 889,633
(1-day SOFR + 1.44%), 5.34% ,   03/19/30
(h)
995 1,016,758
(SOFR Index + 1.23%), 5.07% ,   03/25/31
(h)
600 605,751
(1-day SOFR + 1.32%), 2.73% ,   04/01/32
(h)
983 870,167
(1-day SOFR + 2.07%), 4.25% ,   03/28/33
(h)
1,111 1,057,820
(1-day SOFR + 2.09%), 6.11% ,   09/11/34
(h)
895 941,904
(1-day SOFR + 1.77%), 5.55% ,   03/19/35
(h)
1,380 1,394,903
(1-day SOFR + 1.61%), 5.53% ,   03/25/36
(h)
1,010 1,015,944
Intercorp Peru Ltd., 3.88%,  08/15/29
(f)
..... 200 186,550
Intesa Sanpaolo SpA
(e)
3.88% ,   07/14/27 ................. 649 638,022
3.88% ,   01/12/28
(d)
................ 505 493,318
Series XR , 4.00% ,   09/23/29 .......... 720 695,342
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.60%),
4.20% ,   06/01/32
(h)
............... 746 669,535
6.63% ,   06/20/33 ................. 1,150 1,234,524
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.40%),
8.25% ,   11/21/33
(h)
............... 1,005 1,147,778
7.20% ,   11/28/33 ................. 1,485 1,647,675
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.75%),
4.95% ,   06/01/42
(h)
............... 740 575,017
Series XR , 4.70% ,   09/23/49 .......... 635 486,025
7.80% ,   11/28/53 ................. 1,560 1,790,269
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.90%),
7.78% ,   06/20/54
(h)
............... 1,516 1,637,071
Itau Unibanco Holding SA, 6.00%,  02/27/30
(e)
1,000 1,013,239
JPMorgan Chase & Co.
3.20% ,   06/15/26 ................. 1,765 1,747,730

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
2.95% ,   10/01/26 ................. USD 2,276 $ 2,236,488
7.63% ,   10/15/26 ................. 1,610 1,686,166
4.13% ,   12/15/26 ................. 1,467 1,464,536
8.00% ,   04/29/27 ................. 1,223 1,307,968
(1-day SOFR + 0.77%), 1.47% ,   09/22/27
(h)
2,095 2,011,471
4.25% ,   10/01/27 ................. 2,073 2,079,631
(1-day SOFR + 1.33%), 6.07% ,   10/22/27
(h)
2,100 2,152,553
3.63% ,   12/01/27 ................. 1,555 1,530,995
(1-day SOFR + 1.19%), 5.04% ,   01/23/28
(h)
3,000 3,028,694
(3-mo. CME Term SOFR + 1.60%),
3.78% ,   02/01/28
(h)
............... 2,419 2,393,024
(1-day SOFR + 1.17%), 2.95% ,   02/24/28
(h)
1,440 1,403,002
(1-day SOFR + 0.93%), 5.57% ,   04/22/28
(h)
2,850 2,916,561
(1-day SOFR + 1.56%), 4.32% ,   04/26/28
(h)
2,575 2,572,253
(3-mo. CME Term SOFR + 1.64%),
3.54% ,   05/01/28
(h)
............... 2,346 2,303,294
(1-day SOFR + 1.89%), 2.18% ,   06/01/28
(h)
1,645 1,573,729
(1-day SOFR + 0.93%), 4.98% ,   07/22/28
(h)
2,370 2,398,360
(1-day SOFR + 1.99%), 4.85% ,   07/25/28
(h)
2,755 2,784,545
(1-day SOFR + 0.86%), 4.51% ,   10/22/28
(h)
1,255 1,258,486
(3-mo. CME Term SOFR + 1.21%),
3.51% ,   01/23/29
(h)
............... 2,477 2,414,980
(1-day SOFR + 0.80%), 4.92% ,   01/24/29
(h)
2,345 2,377,881
(3-mo. CME Term SOFR + 1.38%),
4.01% ,   04/23/29
(h)
............... 2,207 2,186,453
(1-day SOFR + 1.02%), 2.07% ,   06/01/29
(h)
2,021 1,885,219
(3-mo. CME Term SOFR + 1.52%),
4.20% ,   07/23/29
(h)
............... 2,545 2,525,178
(1-day SOFR + 1.45%), 5.30% ,   07/24/29
(h)
2,385 2,444,383
(1-day SOFR + 1.57%), 6.09% ,   10/23/29
(h)
2,330 2,448,419
(3-mo. CME Term SOFR + 1.59%),
4.45% ,   12/05/29
(h)
............... 2,218 2,215,653
(1-day SOFR + 1.31%), 5.01% ,   01/23/30
(h)
2,395 2,434,839
(1-day SOFR + 1.16%), 5.58% ,   04/22/30
(h)
2,805 2,906,967
(3-mo. CME Term SOFR + 1.42%),
3.70% ,   05/06/30
(h)
............... 2,563 2,478,377
(1-day SOFR + 1.75%), 4.57% ,   06/14/30
(h)
2,000 1,998,145
(1-day SOFR + 1.13%), 5.00% ,   07/22/30
(h)
2,780 2,820,831
8.75% ,   09/01/30 ................. 1,110 1,309,600
(3-mo. CME Term SOFR + 1.51%),
2.74% ,   10/15/30
(h)
............... 3,717 3,440,681
(1-day SOFR + 1.04%), 4.60% ,   10/22/30
(h)
2,445 2,441,002
(1-day SOFR + 1.01%), 5.14% ,   01/24/31
(h)
1,110 1,131,984
(3-mo. CME Term SOFR + 3.79%),
4.49% ,   03/24/31
(h)
............... 2,756 2,736,329
(1-day SOFR + 2.04%), 2.52% ,   04/22/31
(h)
2,329 2,108,797
(1-day SOFR + 1.44%), 5.10% ,   04/22/31
(h)
1,830 1,863,903
(3-mo. CME Term SOFR + 2.52%),
2.96% ,   05/13/31
(h)
............... 2,870 2,617,927
(3-mo. CME Term SOFR + 1.11%),
1.76% ,   11/19/31
(h)
............... 2,220 1,902,302
(1-day SOFR + 1.07%), 1.95% ,   02/04/32
(h)
2,620 2,249,312
(3-mo. CME Term SOFR + 1.25%),
2.58% ,   04/22/32
(h)
............... 2,735 2,423,699
(1-day SOFR + 1.18%), 2.55% ,   11/08/32
(h)
2,615 2,280,694
(1-day SOFR + 1.26%), 2.96% ,   01/25/33
(h)
3,265 2,889,815
(1-day SOFR + 1.80%), 4.59% ,   04/26/33
(h)
2,590 2,527,864
(1-day SOFR + 2.08%), 4.91% ,   07/25/33
(h)
4,320 4,298,336
(1-day SOFR + 2.58%), 5.72% ,   09/14/33
(h)
3,450 3,555,242
(1-day SOFR + 1.85%), 5.35% ,   06/01/34
(h)
4,223 4,288,332
(1-day SOFR + 1.81%), 6.25% ,   10/23/34
(h)
2,790 2,997,791
(1-day SOFR + 1.62%), 5.34% ,   01/23/35
(h)
2,785 2,807,266
(1-day SOFR + 1.49%), 5.77% ,   04/22/35
(h)
2,500 2,589,589
(1-day SOFR + 1.46%), 5.29% ,   07/22/35
(h)
3,460 3,462,330
(1-day SOFR + 1.34%), 4.95% ,   10/22/35
(h)
3,420 3,339,686
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.32%), 5.50% ,   01/24/36
(h)
USD 1,420 $ 1,444,198
(1-day SOFR + 1.68%), 5.57% ,   04/22/36
(h)
1,850 1,891,486
6.40% ,   05/15/38 ................. 2,774 3,048,783
(3-mo. CME Term SOFR + 1.62%),
3.88% ,   07/24/38
(h)
............... 2,708 2,341,982
5.50% ,   10/15/40 ................. 1,487 1,496,233
(3-mo. CME Term SOFR + 2.46%),
3.11% ,   04/22/41
(h)
............... 1,635 1,234,262
5.60% ,   07/15/41 ................. 1,918 1,936,444
(3-mo. CME Term SOFR + 1.51%),
2.53% ,   11/19/41
(h)
............... 1,840 1,272,489
5.40% ,   01/06/42 ................. 1,446 1,431,746
(1-day SOFR + 1.46%), 3.16% ,   04/22/42
(h)
1,950 1,453,591
5.63% ,   08/16/43 ................. 1,347 1,337,031
4.85% ,   02/01/44 ................. 1,213 1,112,044
4.95% ,   06/01/45 ................. 1,885 1,712,115
(1-day SOFR + 1.55%), 5.53% ,   11/29/45
(h)
1,570 1,542,554
(3-mo. CME Term SOFR + 1.84%),
4.26% ,   02/22/48
(h)
............... 2,198 1,801,908
(3-mo. CME Term SOFR + 1.72%),
4.03% ,   07/24/48
(h)
............... 1,672 1,321,324
(3-mo. CME Term SOFR + 1.64%),
3.96% ,   11/15/48
(h)
............... 3,674 2,869,323
(3-mo. CME Term SOFR + 1.48%),
3.90% ,   01/23/49
(h)
............... 1,992 1,540,657
(1-day SOFR + 2.44%), 3.11% ,   04/22/51
(h)
2,492 1,639,893
(1-day SOFR + 1.58%), 3.33% ,   04/22/52
(h)
3,671 2,520,978
Kasikornbank PCL
(f)
5.46% ,   03/07/28 ................. 600 612,366
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.70%),
3.34% ,   10/02/31
(h)
............... 800 775,266
KB Kookmin Card Co. Ltd., 1.50%,  05/13/26
(f)
200 193,856
KBC Group NV
(e)(h)
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.10%),
5.80% ,   01/19/29 ................ 1,120 1,158,034
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.07%),
4.93% ,   10/16/30 ................ 750 756,157
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.05%),
6.32% ,   09/21/34 ................ 560 597,207
KEB Hana Bank
(f)
1.25% ,   12/16/26 ................. 400 381,219
3.25% ,   03/30/27 ................. 600 589,289
5.38% ,   04/23/27 ................. 400 408,940
5.75% ,   10/24/28 ................. 400 418,589
5.38% ,   04/23/29 ................. 400 413,703
KeyBank NA
3.40% ,   05/20/26 ................. 297 292,750
5.85% ,   11/15/27 ................. 1,100 1,130,333
4.39% ,   12/14/27 ................. 265 263,916
3.90% ,   04/13/29 ................. 434 411,635
4.90% ,   08/08/32 ................. 700 652,473
5.00% ,   01/26/33 ................. 855 824,649
KeyCorp
2.25% ,   04/06/27 ................. 948 907,409
4.10% ,   04/30/28 ................. 890 877,738
2.55% ,   10/01/29 ................. 880 798,831
(SOFR Index + 1.23%), 5.12% ,   04/04/31
(h)
15 14,979
(SOFR Index + 2.06%), 4.79% ,   06/01/33
(h)
730 694,279
(SOFR Index + 2.42%), 6.40% ,   03/06/35
(h)
980 1,026,570
KFH Sukuk Co.
(f)
5.01% ,   01/17/29 ................. 1,000 1,011,015

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
5.38% ,   01/14/30 ................. USD 600 $ 614,183
Kookmin Bank
(f)
1.38% ,   05/06/26 ................. 400 388,598
2.38% ,   02/15/27 ................. 400 387,689
5.38% ,   05/08/27 ................. 400 409,174
4.63% ,   04/21/28 ................. 400 403,337
4.50% ,   02/01/29 ................. 400 395,609
5.25% ,   05/08/29 ................. 200 205,991
2.50% ,   11/04/30 ................. 600 531,176
Lloyds Banking Group plc
3.75% ,   01/11/27 ................. 1,333 1,317,865
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.85%),
1.63% ,   05/11/27
(h)
............... 855 828,687
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.48%),
5.99% ,   08/07/27
(h)
............... 1,585 1,610,047
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.38%),
5.46% ,   01/05/28
(h)
............... 1,585 1,606,836
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.80%),
3.75% ,   03/18/28
(h)
............... 895 881,301
4.38% ,   03/22/28 ................. 1,928 1,923,135
4.55% ,   08/16/28 ................. 873 871,855
3.57% ,   11/07/28
(h)
................ 1,739 1,694,271
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.85%),
5.09% ,   11/26/28
(h)
............... 1,210 1,223,987
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.70%),
5.87% ,   03/06/29
(h)
............... 710 733,859
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.07%),
5.72% ,   06/05/30
(h)
............... 815 844,146
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.30%),
4.98% ,   08/11/33
(h)
............... 1,255 1,231,177
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.75%),
7.95% ,   11/15/33
(h)
............... 760 864,656
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.75%),
5.68% ,   01/05/35
(h)
............... 1,985 2,006,816
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.20%),
5.59% ,   11/26/35
(h)
............... 1,010 1,011,407
5.30% ,   12/01/45
(d)
................ 865 776,466
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.50%),
3.37% ,   12/14/46
(h)
............... 1,295 903,130
4.34% ,   01/09/48 ................. 1,542 1,183,568
M&T Bank Corp.
(h)
(SOFR Index + 1.78%), 4.55% ,   08/16/28 . 695 691,809
(1-day SOFR + 0.93%), 4.83% ,   01/16/29 . 345 345,387
(1-day SOFR + 2.80%), 7.41% ,   10/30/29 . 690 742,407
(1-day SOFR + 2.26%), 6.08% ,   03/13/32 . 320 332,601
(1-day SOFR + 1.85%), 5.05% ,   01/27/34 . 710 683,624
(1-day SOFR + 1.61%), 5.39% ,   01/16/36 . 805 783,335
Manufacturers & Traders Trust Co.
3.40% ,   08/17/27 ................. 760 737,249
4.70% ,   01/27/28 ................. 925 928,282
Mashreqbank PSC
(f)(h)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.71%), 7.13%
(j)
400 408,995
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.00%),
7.88% ,   02/24/33 ................ USD 600 $ 630,892
Metropolitan Bank & Trust Co.
(f)
5.38% ,   03/06/29 ................. 600 611,401
5.50% ,   03/06/34 ................. 600 599,838
Mitsubishi UFJ Financial Group, Inc.
2.76% ,   09/13/26 ................. 687 672,884
3.68% ,   02/22/27 ................. 485 479,922
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.75%),
1.54% ,   07/20/27
(h)
............... 1,540 1,486,880
3.29% ,   07/25/27 ................. 495 484,597
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.67%),
1.64% ,   10/13/27
(h)
............... 940 902,242
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.83%),
2.34% ,   01/19/28
(h)
............... 2,105 2,029,865
3.96% ,   03/02/28 ................. 1,010 1,000,043
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.30%),
4.08% ,   04/19/28
(h)
............... 930 923,264
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.95%),
5.02% ,   07/20/28
(h)
............... 874 883,593
4.05% ,   09/11/28 ................. 863 854,540
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.90%),
5.35% ,   09/13/28
(h)
............... 1,150 1,173,078
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.38%),
5.42% ,   02/22/29
(h)
............... 1,110 1,137,628
3.74% ,   03/07/29 ................. 1,671 1,629,537
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.70%),
5.24% ,   04/19/29
(h)
............... 655 668,020
3.20% ,   07/18/29 ................. 1,778 1,682,161
2.56% ,   02/25/30 ................. 1,126 1,024,192
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.82%),
5.26% ,   04/17/30
(h)
............... 1,050 1,072,461
2.05% ,   07/17/30 ................. 1,361 1,192,247
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.78%),
5.20% ,   01/16/31
(h)
............... 710 723,452
Series 8NC7 , (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.53%), 5.48% ,   02/22/31
(h)
......... 530 546,007
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.17%),
5.16% ,   04/24/31
(h)
............... 420 427,434
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.95%),
2.31% ,   07/20/32
(h)
............... 1,795 1,546,890
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.97%),
2.49% ,   10/13/32
(h)
............... 880 762,438
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.10%),
2.85% ,   01/19/33
(h)
............... 855 745,311
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.55%),
4.32% ,   04/19/33
(h)
............... 610 580,804

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.13%),
5.13% ,   07/20/33
(h)
............... USD 1,685 $ 1,685,273
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.13%),
5.47% ,   09/13/33
(h)
............... 570 581,937
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.63%),
5.44% ,   02/22/34
(d) (h)
.............. 1,070 1,088,444
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.97%),
5.41% ,   04/19/34
(h)
............... 865 878,369
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.00%),
5.43% ,   04/17/35
(h)
............... 1,545 1,557,403
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.95%),
5.57% ,   01/16/36
(h)
............... 600 611,135
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.27%),
5.62% ,   04/24/36
(h)
............... 600 612,383
4.29% ,   07/26/38
(d)
................ 714 647,180
4.15% ,   03/07/39
(d)
................ 795 707,697
3.75% ,   07/18/39 ................. 1,720 1,451,261
Mizuho Financial Group, Inc.
2.84% ,   09/13/26 ................. 538 527,677
3.66% ,   02/28/27 ................. 620 612,895
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.67%),
1.23% ,   05/22/27
(h)
............... 1,280 1,236,484
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.75%),
1.55% ,   07/09/27
(h)
............... 1,060 1,023,260
3.17% ,   09/11/27 ................. 1,105 1,075,033
4.02% ,   03/05/28 ................. 1,375 1,361,648
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.05%),
5.41% ,   09/13/28
(h)
............... 435 443,815
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.50%),
5.67% ,   05/27/29
(h)
............... 835 860,938
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.65%),
5.78% ,   07/06/29
(h)
............... 1,240 1,283,593
(3-mo. CME Term SOFR + 1.53%),
4.25% ,   09/11/29
(h)
............... 855 845,629
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.25%),
3.26% ,   05/22/30
(h)
............... 565 535,068
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.12%),
5.38% ,   05/26/30
(h)
............... 810 828,974
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.08%),
5.38% ,   07/10/30
(h)
............... 700 715,720
(3-mo. CME Term SOFR + 1.39%),
3.15% ,   07/16/30
(h)
............... 1,034 971,995
(3-mo. CME Term SOFR + 1.57%),
2.87% ,   09/13/30
(h)
............... 540 499,919
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.82%),
5.10% ,   05/13/31
(h)
............... 400 405,682
(3-mo. CME Term SOFR + 1.33%),
2.59% ,   05/25/31
(h)
............... 620 558,248
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.65%),
5.74% ,   05/27/31
(h)
............... USD 755 $ 785,356
(3-mo. CME Term SOFR + 1.77%),
2.20% ,   07/10/31
(h)
............... 1,105 971,042
(3-mo. CME Term SOFR + 1.53%),
1.98% ,   09/08/31
(h)
............... 918 793,570
2.56% ,   09/13/31 ................. 1,025 880,111
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.87%),
2.17% ,   05/22/32
(h)
............... 485 415,007
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.90%),
2.26% ,   07/09/32
(h)
............... 850 728,490
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.40%),
5.67% ,   09/13/33
(h)
............... 590 604,928
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.80%),
5.75% ,   05/27/34
(h)
............... 730 749,576
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.90%),
5.75% ,   07/06/34
(h)
............... 985 1,013,149
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.30%),
5.58% ,   05/26/35
(h)
............... 945 962,630
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.30%),
5.59% ,   07/10/35
(h)
............... 855 868,881
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.98%),
5.42% ,   05/13/36
(h)
............... 400 401,337
Morgan Stanley Bank NA
5.88% ,   10/30/26 ................. 1,500 1,535,421
(1-day SOFR + 0.68%), 4.45% ,   10/15/27
(h)
2,655 2,658,557
(1-day SOFR + 1.08%), 4.95% ,   01/14/28
(h)
2,205 2,223,036
(1-day SOFR + 0.87%), 5.50% ,   05/26/28
(h)
1,720 1,753,596
(1-day SOFR + 0.93%), 4.97% ,   07/14/28
(h)
1,870 1,887,041
(1-day SOFR + 0.91%), 5.02% ,   01/12/29
(h)
2,530 2,566,564
MUFG Bank Ltd., 4.70%,  03/10/44
(e)
...... 245 217,365
Nanyang Commercial Bank Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.10%), 6.00%,  08/06/34
(f) (h)
... 800 813,207
National Australia Bank Ltd.
2.50% ,   07/12/26 ................. 730 716,723
3.50% ,   01/10/27
(e)
................ 1,193 1,182,165
1.89% ,   01/12/27
(d) (e)
............... 1,670 1,610,988
3.91% ,   06/09/27 ................. 165 164,719
5.09% ,   06/11/27 ................. 770 785,500
4.50% ,   10/26/27 ................. 815 821,868
4.94% ,   01/12/28 ................. 650 663,135
4.90% ,   06/13/28 ................. 920 940,850
4.79% ,   01/10/29 ................. 1,115 1,135,645
4.90% ,   01/14/30 ................. 765 784,558
2.33% ,   08/21/30
(e)
................ 2,135 1,864,463
2.99% ,   05/21/31
(e)
................ 1,015 898,720
6.43% ,   01/12/33
(e)
................ 1,235 1,296,356
4.95% ,   01/10/34
(d) (e)
............... 810 812,855
5.18% ,   06/11/34
(d) (e)
............... 835 852,289
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.88%),
3.93% ,   08/02/34
(e) (h)
.............. 1,588 1,510,840
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.30%),
5.90% ,   01/14/36
(e) (h)
.............. 815 821,996

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.70%),
3.35% ,   01/12/37
(e) (h)
.............. USD 1,225 $ 1,067,141
2.65% ,   01/14/41
(e)
................ 1,230 818,833
National Bank of Canada
(1-day SOFR + 1.04%), 5.60% ,   07/02/27
(h)
500 505,841
(1-day SOFR + 0.80%), 4.95% ,   02/01/28
(h)
750 755,500
5.60% ,   12/18/28 ................. 995 1,031,643
4.50% ,   10/10/29 ................. 465 462,748
National Bank of Ras Al-Khaimah PSC (The),
5.38%,  07/25/29
(f)
................ 600 611,603
National Securities Clearing Corp.
(e)
5.15% ,   06/26/26 ................. 425 430,596
5.10% ,   11/21/27 ................. 1,240 1,270,543
5.00% ,   05/30/28 ................. 610 623,261
4.90% ,   06/26/29 ................. 535 544,491
NatWest Group plc
(h)
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.90%),
1.64% ,   06/14/27 ................ 1,720 1,662,804
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.10%),
5.58% ,   03/01/28 ................ 615 625,471
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.55%),
3.07% ,   05/22/28 ................ 1,199 1,163,580
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.27%),
5.52% ,   09/30/28 ................ 650 662,897
4.89% ,   05/18/29 ................. 1,795 1,806,089
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.95%),
5.81% ,   09/13/29 ................ 715 739,437
5.08% ,   01/27/30 ................. 1,729 1,743,088
4.45% ,   05/08/30 ................. 1,625 1,601,773
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.22%),
4.96% ,   08/15/30 ................ 1,485 1,492,063
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.10%),
6.02% ,   03/02/34 ................ 770 802,264
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.20%),
6.48% ,   06/01/34 ................ 550 569,298
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.50%),
5.78% ,   03/01/35 ................ 1,430 1,454,687
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.35%),
3.03% ,   11/28/35 ................ 1,025 905,985
NatWest Markets plc
(e)
1.60% ,   09/29/26 ................. 1,045 1,004,844
5.42% ,   05/17/27
(d)
................ 795 809,986
4.79% ,   03/21/28 ................. 500 503,451
5.41% ,   05/17/29 ................. 1,445 1,484,390
5.02% ,   03/21/30 ................. 600 607,966
NBK SPC Ltd.
(f)(h)
(1-day SOFR + 1.05%), 1.63% ,   09/15/27 . 1,000 958,138
(1-day SOFR + 1.16%), 5.50% ,   06/06/30 . 600 616,066
NBK Tier 1 Ltd., (6-Year USD Constant Maturity
+ 2.88%), 3.63%
(f) (h) (j)
.............. 600 578,747
NCB Tier 1 Sukuk Ltd., (6-Year USD Constant
Maturity + 2.89%), 3.50%
(f) (h) (j)
......... 1,200 1,157,253
Nordea Bank Abp
(e)
1.50% ,   09/30/26 ................. 790 760,456
Security
Par (000)
Par (000) Value
Banks (continued)
5.00% ,   03/19/27 ................. USD 875 $ 887,085
5.38% ,   09/22/27 ................. 1,555 1,587,878
4.38% ,   09/10/29
(d)
................ 830 828,265
(5-Year USD Swap Semi + 1.69%),
4.63% ,   09/13/33
(h)
............... 613 600,459
Norinchukin Bank (The)
(e)
1.28% ,   09/22/26
(d)
................ 1,410 1,346,396
4.87% ,   09/14/27
(d)
................ 1,235 1,240,841
5.43% ,   03/09/28
(d)
................ 1,060 1,081,103
5.09% ,   10/16/29 ................. 660 665,232
2.08% ,   09/22/31 ................. 1,630 1,370,291
5.07% ,   09/14/32 ................. 340 334,450
OTP Bank Nyrt.
(f)(h)
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.71%),
7.50% ,   05/25/27 ................ 600 613,231
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.06%),
8.75% ,   05/15/33 ................ 600 634,732
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.86%),
7.30% ,   07/30/35 ................ 600 603,399
Oversea-Chinese Banking Corp. Ltd.
(f)(h)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.58%),
4.60% ,   06/15/32 ................ 600 598,469
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.03%),
5.52% ,   05/21/34 ................ 600 616,207
Philippine National Bank, 4.85%,  10/23/29
(f)
. 200 198,655
PNC Bank NA
3.10% ,   10/25/27 ................. 990 964,070
3.25% ,   01/22/28 ................. 911 887,191
4.05% ,   07/26/28 ................. 1,455 1,432,611
2.70% ,   10/22/29 ................. 893 821,104
PNC Financial Services Group, Inc. (The)
2.60% ,   07/23/26 ................. 760 744,460
1.15% ,   08/13/26 ................. 685 658,581
3.15% ,   05/19/27 ................. 1,069 1,043,796
(1-day SOFR + 0.80%), 5.10% ,   07/23/27
(h)
915 919,984
(SOFR Index + 1.73%), 6.62% ,   10/20/27
(h)
1,130 1,163,713
(1-day SOFR + 1.34%), 5.30% ,   01/21/28
(h)
1,190 1,207,291
(1-day SOFR + 1.62%), 5.35% ,   12/02/28
(h)
1,180 1,204,691
3.45% ,   04/23/29 ................. 1,685 1,628,465
(1-day SOFR + 1.84%), 5.58% ,   06/12/29
(h)
2,087 2,151,659
2.55% ,   01/22/30 ................. 2,153 1,966,793
(1-day SOFR + 1.20%), 5.49% ,   05/14/30
(h)
1,660 1,707,041
(1-day SOFR + 1.07%), 5.22% ,   01/29/31
(h)
1,145 1,171,514
(1-day SOFR + 0.98%), 2.31% ,   04/23/32
(h)
1,090 941,575
(1-day SOFR + 1.26%), 4.81% ,   10/21/32
(h)
1,135 1,124,399
(SOFR Index + 1.85%), 4.63% ,   06/06/33
(h)
1,005 949,635
(SOFR Index + 2.14%), 6.04% ,   10/28/33
(h)
1,535 1,605,340
(1-day SOFR + 1.93%), 5.07% ,   01/24/34
(h)
1,400 1,383,306
(1-day SOFR + 1.95%), 5.94% ,   08/18/34
(h)
890 921,009
(1-day SOFR + 2.28%), 6.88% ,   10/20/34
(h)
2,220 2,441,162
(1-day SOFR + 1.90%), 5.68% ,   01/22/35
(h)
1,170 1,193,018
(1-day SOFR + 1.60%), 5.40% ,   07/23/35
(h)
1,490 1,489,037
(1-day SOFR + 1.39%), 5.58% ,   01/29/36
(h)
1,295 1,309,430
Provident Financing Trust I, 7.41%,  03/15/38 . 205 216,588
QIB Sukuk Ltd.
(f)
5.58% ,   11/22/28 ................. 1,200 1,242,552
4.49% ,   09/17/29 ................. 400 397,865
QIIB Senior Oryx Ltd., 5.25%,  01/24/29
(f)
... 800 817,580
QNB Bank A/S, 7.25%,  05/21/29
(f)
....... 400 409,079

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
QNB Finance Ltd.
2.75% ,   02/12/27
(f)
................. USD 1,000 $ 968,374
4.88% ,   01/30/29
(f)
................. 1,000 1,009,152
(1-day SOFR + 1.20%), 5.49% ,   04/02/29
(h)
1,000 1,008,331
Regions Bank, 6.45%,  06/26/37 ......... 495 500,311
Regions Financial Corp.
1.80% ,   08/12/28 ................. 670 611,182
(1-day SOFR + 1.49%), 5.72% ,   06/06/30
(h)
590 603,017
(1-day SOFR + 2.06%), 5.50% ,   09/06/35
(h)
940 919,679
7.38% ,   12/10/37 ................. 427 471,596
RHB Bank Bhd., 1.66%,  06/29/26
(f)
....... 400 387,500
Riyad T1 Sukuk Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.91%), 5.50%
(f) (h) (j)
............... 400 391,101
Riyad Tier 1 Sukuk Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.17%), 4.00%
(f) (h) (j)
............... 1,000 960,330
Rizal Commercial Banking Corp.,
5.50%,  01/18/29
(f)
................ 600 610,505
Royal Bank of Canada
1.15% ,   07/14/26 ................. 628 606,190
5.20% ,   07/20/26 ................. 825 835,343
1.40% ,   11/02/26 ................. 790 759,162
4.88% ,   01/19/27 ................. 1,035 1,047,686
Series FXD , 2.05% ,   01/21/27 ......... 630 609,298
3.63% ,   05/04/27 ................. 1,175 1,163,744
(1-day SOFR + 0.79%), 5.07% ,   07/23/27
(h)
1,395 1,406,384
4.24% ,   08/03/27 ................. 1,800 1,803,308
(SOFR Index + 0.72%), 4.51% ,   10/18/27
(h)
1,140 1,141,336
6.00% ,   11/01/27 ................. 1,525 1,587,728
4.90% ,   01/12/28 ................. 1,075 1,093,271
(SOFR Index + 0.81%), 4.72% ,   03/27/28
(h)
1,150 1,157,438
5.20% ,   08/01/28 ................. 1,170 1,201,132
(SOFR Index + 0.86%), 4.52% ,   10/18/28
(h)
725 726,442
(1-day SOFR + 0.83%), 4.97% ,   01/24/29
(h)
1,425 1,445,105
4.95% ,   02/01/29 ................. 945 963,131
(1-day SOFR + 1.10%), 4.97% ,   08/02/30
(h)
1,440 1,458,332
(SOFR Index + 1.08%), 4.65% ,   10/18/30
(h)
1,705 1,702,517
(1-day SOFR + 1.03%), 5.15% ,   02/04/31
(h)
1,560 1,587,523
(SOFR Index + 1.13%), 4.97% ,   05/02/31
(h)
1,150 1,162,539
2.30% ,   11/03/31 ................. 1,353 1,173,849
3.88% ,   05/04/32 ................. 683 643,814
5.00% ,   02/01/33 ................. 1,685 1,693,455
5.00% ,   05/02/33 ................. 830 832,262
5.15% ,   02/01/34 ................. 1,280 1,298,521
Saib Tier 1 Sukuk Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.09%), 6.38%
(f) (h) (j)
............... 600 610,207
Santander Holdings USA, Inc.
3.24% ,   10/05/26 ................. 721 705,536
(1-day SOFR + 1.23%), 6.12% ,   05/31/27
(h)
405 409,459
4.40% ,   07/13/27 ................. 1,233 1,224,357
(1-day SOFR + 1.25%), 2.49% ,   01/06/28
(h)
1,065 1,021,511
(1-day SOFR + 2.36%), 6.50% ,   03/09/29
(h)
1,105 1,146,143
(1-day SOFR + 1.61%), 5.47% ,   03/20/29
(h)
620 622,441
(1-day SOFR + 2.70%), 6.57% ,   06/12/29
(h)
681 706,784
(1-day SOFR + 2.50%), 6.17% ,   01/09/30
(h)
1,150 1,184,381
(1-day SOFR + 1.94%), 5.35% ,   09/06/30
(h)
520 521,276
(1-day SOFR + 1.88%), 5.74% ,   03/20/31
(h)
620 626,110
(1-day SOFR + 3.28%), 7.66% ,   11/09/31
(h)
675 742,923
(1-day SOFR + 2.14%), 6.34% ,   05/31/35
(h)
575 586,920
Santander UK Group Holdings plc
(h)
(1-day SOFR + 0.99%), 1.67% ,   06/14/27 . 867 836,703
(1-day SOFR + 1.22%), 2.47% ,   01/11/28 . 1,325 1,273,704
3.82% ,   11/03/28 ................. 775 756,444
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 2.60%), 6.53% ,   01/10/29 . USD 1,345 $ 1,400,881
(SOFR Index + 1.55%), 4.86% ,   09/11/30 . 1,145 1,135,393
(SOFR Index + 1.52%), 5.69% ,   04/15/31 . 670 686,889
(1-day SOFR + 1.48%), 2.90% ,   03/15/32 . 635 560,481
Security Bank Corp., 5.50%,  05/14/29
(f)
.... 400 409,310
Shanghai Commercial Bank Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.40%), 6.38%,  02/28/33
(f) (h)
... 250 255,483
Shinhan Bank Co. Ltd.
(f)
1.38% ,   10/21/26 ................. 600 575,250
4.50% ,   03/26/28 ................. 600 597,061
4.50% ,   04/12/28 ................. 400 401,916
(1-day SOFR + 1.08%), 5.36% ,   10/26/28
(h)
600 606,687
4.00% ,   04/23/29 ................. 400 387,694
4.38% ,   04/13/32 ................. 400 378,524
5.75% ,   04/15/34 ................. 600 610,147
Shinhan Card Co. Ltd.
(f)
1.38% ,   06/23/26 ................. 200 193,089
2.50% ,   01/27/27 ................. 400 386,477
5.50% ,   03/12/29 ................. 400 410,434
Shinhan Financial Group Co. Ltd.
(f)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.06%),
2.88%
(h) (j)
..................... 400 386,168
5.00% ,   07/24/28 ................. 600 609,354
Siam Commercial Bank PCL, 4.40%,  02/11/29
(f)
400 395,975
SIB Sukuk Co. III Ltd.
(f)
5.25% ,   07/03/29 ................. 600 609,729
5.20% ,   02/26/30 ................. 400 405,276
Skandinaviska Enskilda Banken AB
(e)
1.20% ,   09/09/26
(d)
................ 280 269,253
5.13% ,   03/05/27 ................. 910 924,645
5.38% ,   03/05/29 ................. 900 927,546
SNB Funding Ltd.
(f)
2.90% ,   01/29/27 ................. 600 581,426
(1-day SOFR + 1.20%), 5.49% ,   07/11/29
(h)
600 599,863
(1-day SOFR + 1.20%), 5.50% ,   03/17/30
(h)
600 598,314
SNB Sukuk Ltd.
(f)
2.34% ,   01/19/27 ................. 600 576,534
5.13% ,   02/27/29 ................. 800 811,177
Societe Generale SA
(e)
4.25% ,   08/19/26 ................. 695 688,680
4.00% ,   01/12/27 ................. 1,230 1,216,548
5.25% ,   02/19/27 ................. 200 201,502
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.00%),
1.79% ,   06/09/27
(h)
............... 940 909,247
4.68% ,   06/15/27 ................. 805 808,538
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.30%),
2.80% ,   01/19/28
(h)
............... 1,100 1,061,631
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.50%),
5.52% ,   01/19/28
(h)
............... 685 691,214
4.75% ,   09/14/28 ................. 789 792,712
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.55%),
6.45% ,   01/10/29
(h)
............... 1,430 1,484,615
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.20%),
5.50% ,   04/13/29
(h)
............... 200 203,145
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.75%),
5.63% ,   01/19/30
(d) (h)
.............. 830 846,804
3.00% ,   01/22/30
(d)
................ 1,400 1,286,553

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
21
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.30%),
2.89% ,   06/09/32
(h)
............... USD 1,165 $ 1,009,108
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.60%),
3.34% ,   01/21/33
(h)
............... 840 731,775
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.60%),
6.10% ,   04/13/33
(h)
............... 1,000 1,028,425
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.20%),
6.22% ,   06/15/33
(d) (h)
.............. 1,465 1,488,753
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.95%),
6.69% ,   01/10/34
(h)
............... 1,380 1,455,014
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.10%),
6.07% ,   01/19/35
(h)
............... 920 932,565
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.00%),
3.65% ,   07/08/35
(d) (h)
.............. 540 483,404
3.63% ,   03/01/41 ................. 985 677,508
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.90%),
4.03% ,   01/21/43
(h)
............... 910 656,005
5.63% ,   11/24/45
(d)
................ 555 483,751
7.37% ,   01/10/53 ................. 1,110 1,122,217
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.95%),
7.13% ,   01/19/55
(h)
............... 1,115 1,090,687
Standard Chartered plc
(e)
4.30% ,   02/19/27 ................. 1,579 1,564,095
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.85%),
6.19% ,   07/06/27
(h)
............... 595 604,423
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.18%),
2.61% ,   01/12/28
(h)
............... 1,620 1,561,942
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.85%),
6.75% ,   02/08/28
(h)
............... 345 356,727
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.05%),
5.69% ,   05/14/28
(h)
............... 1,070 1,088,857
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.45%),
7.77% ,   11/16/28
(h)
............... 955 1,022,505
6.30% ,   01/09/29 ................. 985 1,022,374
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.05%),
5.55% ,   01/21/29
(h)
............... 400 407,519
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.20%),
7.02% ,   02/08/30
(h)
............... 675 724,810
4.31% ,   05/21/30
(h)
................ 820 803,543
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.15%),
5.01% ,   10/15/30
(h)
............... 930 934,565
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.85%),
4.64% ,   04/01/31
(h)
............... 1,290 1,270,203
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.20%),
2.68% ,   06/29/32
(h)
............... 1,080 936,335
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.90%),
3.60% ,   01/12/33
(h)
............... USD 965 $ 844,501
(5-Year USD Swap Rate + 1.97%),
4.87% ,   03/15/33
(h)
............... 463 457,767
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.58%),
6.30% ,   07/06/34
(h)
............... 760 792,666
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.10%),
6.10% ,   01/11/35
(d) (h)
.............. 1,665 1,717,145
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.45%),
5.91% ,   05/14/35
(h)
............... 1,160 1,179,373
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.43%),
6.23% ,   01/21/36
(h)
............... 620 642,742
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.30%),
3.27% ,   02/18/36
(h)
............... 2,110 1,867,052
5.30% ,   01/09/43 ................. 1,180 1,042,135
5.70% ,   03/26/44 ................. 1,935 1,810,003
State Bank of India
(f)
1.80% ,   07/13/26 ................. 800 773,877
4.88% ,   05/05/28 ................. 1,000 1,005,337
5.00% ,   01/17/29 ................. 200 201,643
5.13% ,   11/25/29 ................. 400 405,237
Sumitomo Mitsui Financial Group, Inc.
5.88% ,   07/13/26 ................. 400 407,101
2.63% ,   07/14/26 ................. 1,330 1,304,095
1.40% ,   09/17/26 ................. 1,815 1,744,566
3.01% ,   10/19/26 ................. 605 593,864
3.45% ,   01/11/27 ................. 913 900,983
2.17% ,   01/14/27 ................. 525 506,404
3.36% ,   07/12/27 ................. 459 450,615
3.35% ,   10/18/27 ................. 1,622 1,586,563
5.52% ,   01/13/28 ................. 1,035 1,065,744
3.54% ,   01/17/28 ................. 1,175 1,151,797
5.80% ,   07/13/28 ................. 720 749,478
3.94% ,   07/19/28 ................. 993 981,867
5.72% ,   09/14/28 ................. 1,290 1,340,717
1.90% ,   09/17/28 ................. 1,795 1,654,662
4.31% ,   10/16/28
(d)
................ 920 917,716
2.47% ,   01/14/29 ................. 200 186,227
5.32% ,   07/09/29 ................. 690 708,366
3.04% ,   07/16/29 ................. 2,578 2,426,352
2.72% ,   09/27/29 ................. 675 623,821
5.71% ,   01/13/30 ................. 1,465 1,528,780
2.75% ,   01/15/30 ................. 1,375 1,264,959
5.24% ,   04/15/30 ................. 480 491,883
2.13% ,   07/08/30 ................. 1,397 1,233,586
5.85% ,   07/13/30 ................. 665 699,444
2.14% ,   09/23/30 ................. 937 814,966
1.71% ,   01/12/31 ................. 505 428,267
5.42% ,   07/09/31 ................. 970 998,766
2.22% ,   09/17/31 ................. 1,065 914,694
5.45% ,   01/15/32 ................. 400 411,516
5.77% ,   01/13/33 ................. 1,550 1,609,661
5.78% ,   07/13/33 ................. 585 606,447
5.81% ,   09/14/33
(d)
................ 935 978,134
5.56% ,   07/09/34 ................. 1,180 1,207,515
5.63% ,   01/15/35 ................. 440 453,025
2.30% ,   01/12/41 ................. 815 543,103
2.93% ,   09/17/41 ................. 540 384,990
3.05% ,   01/14/42 ................. 675 497,223

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
22
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
6.18% ,   07/13/43 ................. USD 1,040 $ 1,095,822
5.84% ,   07/09/44 ................. 1,285 1,284,004
Sumitomo Mitsui Trust Bank Ltd.
(e)
5.65% ,   09/14/26 ................. 340 345,931
1.35% ,   09/16/26 ................. 665 638,906
5.20% ,   03/07/27 ................. 880 893,953
2.80% ,   03/10/27 ................. 480 467,420
4.45% ,   09/10/27 ................. 560 561,555
4.95% ,   09/15/27 ................. 690 698,831
5.50% ,   03/09/28
(d)
................ 880 906,115
4.50% ,   03/13/28 ................. 400 401,636
5.55% ,   09/14/28
(d)
................ 765 792,146
5.20% ,   03/07/29 ................. 810 829,890
4.50% ,   09/10/29 ................. 710 709,594
4.70% ,   03/13/30 ................. 600 604,213
5.35% ,   03/07/34 ................. 570 578,144
4.85% ,   09/10/34 ................. 600 585,580
5.05% ,   03/13/35 ................. 400 392,874
Svenska Handelsbanken AB
(e)
5.13% ,   05/28/27
(d)
................ 995 1,013,721
3.95% ,   06/10/27 ................. 1,035 1,029,812
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.63%),
1.42% ,   06/11/27
(h)
............... 715 691,168
5.50% ,   06/15/28 ................. 575 592,032
Swedbank AB
(e)
5.47% ,   06/15/26
(d)
................ 660 669,111
6.14% ,   09/12/26 ................. 455 465,707
1.54% ,   11/16/26 ................. 1,530 1,469,260
5.34% ,   09/20/27 ................. 1,250 1,273,531
5.41% ,   03/14/29 ................. 530 545,357
5.00% ,   11/20/29
(d)
................ 685 698,823
Synovus Bank, 5.63%,  02/15/28 ........ 505 506,692
Synovus Financial Corp., (1-day SOFR +
2.35%), 6.17%,  11/01/30
(h)
.......... 140 141,068
TC Ziraat Bankasi A/S
9.50% ,   08/01/26
(f)
................. 400 415,736
8.00% ,   01/16/29
(f)
................. 400 407,108
7.25% ,   02/04/30
(e)
................ 400 394,761
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.33%),
8.99% ,   08/02/34
(f) (h)
.............. 600 609,688
Texas Capital Bancshares, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.15%), 4.00%,  05/06/31
(h)
.... 370 353,032
Toronto-Dominion Bank (The)
1.20% ,   06/03/26 ................. 1,030 996,552
5.53% ,   07/17/26 ................. 2,160 2,189,657
1.25% ,   09/10/26 ................. 1,292 1,240,853
5.26% ,   12/11/26 ................. 1,025 1,039,802
4.57% ,   12/17/26 ................. 675 677,623
Series FXD , 1.95% ,   01/12/27 ......... 1,040 1,000,956
2.80% ,   03/10/27 ................. 1,680 1,634,674
4.98% ,   04/05/27 ................. 760 769,210
4.11% ,   06/08/27 ................. 2,150 2,141,126
4.69% ,   09/15/27 ................. 1,285 1,296,300
5.16% ,   01/10/28 ................. 920 939,248
4.86% ,   01/31/28 ................. 740 750,442
5.52% ,   07/17/28 ................. 1,280 1,325,887
4.99% ,   04/05/29 ................. 1,075 1,096,988
4.78% ,   12/17/29 ................. 845 853,084
2.00% ,   09/10/31 ................. 1,280 1,104,173
(5-Year USD Swap Semi + 2.21%),
3.63% ,   09/15/31
(h)
............... 1,830 1,793,633
2.45% ,   01/12/32 ................. 775 667,052
Security
Par (000)
Par (000) Value
Banks (continued)
5.30% ,   01/30/32 ................. USD 770 $ 784,263
3.20% ,   03/10/32 ................. 1,130 1,013,472
4.46% ,   06/08/32 ................. 1,888 1,835,054
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.50%),
5.15% ,   09/10/34
(h)
............... 345 343,142
Truist Bank
3.30% ,   05/15/26 ................. 975 962,923
3.80% ,   10/30/26 ................. 935 924,633
2.25% ,   03/11/30 ................. 1,327 1,168,796
Truist Financial Corp.
(1-day SOFR + 2.05%), 6.05% ,   06/08/27
(h)
1,165 1,184,138
1.13% ,   08/03/27 ................. 1,085 1,012,582
(1-day SOFR + 1.37%), 4.12% ,   06/06/28
(h)
920 915,135
(1-day SOFR + 1.44%), 4.87% ,   01/26/29
(h)
1,950 1,963,348
3.88% ,   03/19/29 ................. 1,095 1,058,254
(1-day SOFR + 0.86%), 1.89% ,   06/07/29
(h)
1,170 1,079,381
(1-day SOFR + 2.45%), 7.16% ,   10/30/29
(h)
420 453,510
(1-day SOFR + 1.62%), 5.44% ,   01/24/30
(h)
850 868,328
1.95% ,   06/05/30 ................. 1,050 914,978
(1-day SOFR + 1.57%), 5.15% ,   08/05/32
(h)
1,080 1,084,805
(1-day SOFR + 2.24%), 4.92% ,   07/28/33
(h)
1,320 1,261,972
(1-day SOFR + 2.30%), 6.12% ,   10/28/33
(h)
1,130 1,181,087
(1-day SOFR + 1.85%), 5.12% ,   01/26/34
(h)
1,775 1,738,631
(1-day SOFR + 2.36%), 5.87% ,   06/08/34
(h)
1,190 1,218,409
(1-day SOFR + 1.92%), 5.71% ,   01/24/35
(h)
1,385 1,408,515
Turkiye Garanti Bankasi A/S
(f)(h)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.09%),
8.38% ,   02/28/34 ................ 600 598,061
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.84%),
8.13% ,   01/03/35 ................ 600 590,868
Turkiye Is Bankasi A/S
7.75% ,   06/12/29
(f)
................. 400 403,780
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.63%),
9.13%
(e) (h) (j)
.................... 200 199,335
UniCredit SpA
(e)
4.63% ,   04/12/27 ................. 1,050 1,048,115
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.20%),
1.98% ,   06/03/27
(h)
............... 675 653,800
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.55%),
3.13% ,   06/03/32
(h)
............... 743 664,974
(5-Year USD Swap Rate + 3.70%),
5.86% ,   06/19/32
(h)
............... 970 972,909
(5-Year USD Swap Rate + 4.91%),
7.30% ,   04/02/34
(h)
............... 1,200 1,254,703
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.75%),
5.46% ,   06/30/35
(h)
............... 1,495 1,459,562
United Overseas Bank Ltd.
(e)
4.40% ,   04/02/28 ................. 200 201,759
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.23%),
2.00% ,   10/14/31
(h)
............... 431 415,080
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.45%),
3.86% ,   10/07/32
(h)
............... 410 402,153
US Bancorp
Series V , 2.38% ,   07/22/26 ........... 1,533 1,502,596
Series X , 3.15% ,   04/27/27 ........... 1,428 1,401,128
(1-day SOFR + 1.88%), 6.79% ,   10/26/27
(h)
430 444,381

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
23
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 0.73%), 2.22% ,   01/27/28
(h)
USD 520 $ 500,202
3.90% ,   04/26/28 ................. 1,479 1,469,745
(1-day SOFR + 1.66%), 4.55% ,   07/22/28
(h)
1,470 1,473,522
(1-day SOFR + 1.23%), 4.65% ,   02/01/29
(h)
1,095 1,098,497
(1-day SOFR + 2.02%), 5.78% ,   06/12/29
(h)
1,260 1,303,139
3.00% ,   07/30/29 ................. 1,359 1,270,741
(1-day SOFR + 1.56%), 5.38% ,   01/23/30
(h)
1,360 1,392,304
1.38% ,   07/22/30 ................. 1,581 1,346,076
(1-day SOFR + 1.25%), 5.10% ,   07/23/30
(h)
1,460 1,482,782
(1-day SOFR + 1.06%), 5.05% ,   02/12/31
(h)
740 748,790
(1-day SOFR + 1.02%), 2.68% ,   01/27/33
(h)
880 757,911
(1-day SOFR + 2.11%), 4.97% ,   07/22/33
(h)
1,315 1,270,609
(1-day SOFR + 2.09%), 5.85% ,   10/21/33
(h)
1,500 1,553,060
(1-day SOFR + 1.60%), 4.84% ,   02/01/34
(h)
1,665 1,615,276
(1-day SOFR + 2.26%), 5.84% ,   06/12/34
(h)
1,735 1,790,388
(1-day SOFR + 1.86%), 5.68% ,   01/23/35
(h)
1,970 2,005,924
(1-day SOFR + 1.41%), 5.42% ,   02/12/36
(h)
1,170 1,173,346
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.95%),
2.49% ,   11/03/36
(h)
............... 1,405 1,160,884
US Bank NA, (1-day SOFR + 0.69%),
4.51%,  10/22/27
(h)
............... 200 200,094
Valley National Bancorp, (3-mo. CME Term
SOFR + 2.36%), 3.00%,  06/15/31
(d) (h)
.... 280 254,284
Wachovia Corp.
(g)
7.57% ,   08/01/26 ................. 280 290,462
5.50% ,   08/01/35 ................. 1,127 1,128,009
Warba Sukuk Ltd., 5.35%,  07/10/29
(f)
..... 600 610,674
Webster Financial Corp., 4.10%,  03/25/29 .. 333 321,782
Wells Fargo & Co.
4.10% ,   06/03/26 ................. 1,343 1,338,498
3.00% ,   10/23/26 ................. 2,777 2,725,389
(3-mo. CME Term SOFR + 1.43%),
3.20% ,   06/17/27
(h)
............... 2,545 2,509,560
4.30% ,   07/22/27 ................. 2,854 2,851,892
Series W , (1-day SOFR + 0.78%),
4.90% ,   01/24/28
(h)
............... 2,475 2,491,093
(1-day SOFR + 1.51%), 3.53% ,   03/24/28
(h)
4,170 4,099,405
(1-day SOFR + 1.07%), 5.71% ,   04/22/28
(h)
2,930 2,995,370
(3-mo. CME Term SOFR + 1.57%),
3.58% ,   05/22/28
(h)
............... 2,805 2,754,230
(1-day SOFR + 2.10%), 2.39% ,   06/02/28
(h)
3,243 3,107,870
(1-day SOFR + 1.98%), 4.81% ,   07/25/28
(h)
2,860 2,878,125
4.15% ,   01/24/29 ................. 3,175 3,141,182
(1-day SOFR + 1.37%), 4.97% ,   04/23/29
(h)
2,900 2,936,196
(1-day SOFR + 1.74%), 5.57% ,   07/25/29
(h)
4,010 4,126,241
(1-day SOFR + 1.79%), 6.30% ,   10/23/29
(h)
2,215 2,338,677
Series B , 7.95% ,   11/15/29 ........... 536 603,126
(1-day SOFR + 1.50%), 5.20% ,   01/23/30
(h)
3,220 3,285,302
(3-mo. CME Term SOFR + 1.43%),
2.88% ,   10/30/30
(h)
............... 3,020 2,798,927
(1-day SOFR + 1.11%), 5.24% ,   01/24/31
(h)
1,220 1,244,946
(3-mo. CME Term SOFR + 1.26%),
2.57% ,   02/11/31
(h)
............... 3,352 3,032,812
(3-mo. CME Term SOFR + 4.03%),
4.48% ,   04/04/31
(h)
............... 1,900 1,874,127
(1-day SOFR + 1.50%), 5.15% ,   04/23/31
(h)
2,900 2,945,428
(1-day SOFR + 1.50%), 3.35% ,   03/02/33
(h)
4,070 3,657,185
(1-day SOFR + 2.10%), 4.90% ,   07/25/33
(h)
4,005 3,932,339
(1-day SOFR + 2.02%), 5.39% ,   04/24/34
(h)
3,605 3,622,134
(1-day SOFR + 1.99%), 5.56% ,   07/25/34
(h)
3,905 3,956,951
(1-day SOFR + 2.06%), 6.49% ,   10/23/34
(h)
3,335 3,583,945
(1-day SOFR + 1.78%), 5.50% ,   01/23/35
(h)
2,655 2,672,245
5.38% ,   02/07/35 ................. 775 786,447
(1-day SOFR + 1.38%), 5.21% ,   12/03/35
(h)
2,455 2,424,016
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.74%), 5.61% ,   04/23/36
(h)
USD 1,570 $ 1,594,440
5.95% ,   12/15/36 ................. 838 837,452
(1-day SOFR + 2.53%), 3.07% ,   04/30/41
(h)
3,635 2,671,028
5.38% ,   11/02/43 ................. 1,947 1,797,307
5.61% ,   01/15/44 ................. 2,453 2,312,405
4.65% ,   11/04/44 ................. 2,099 1,751,950
3.90% ,   05/01/45 ................. 2,157 1,679,639
4.90% ,   11/17/45 ................. 2,115 1,801,962
4.40% ,   06/14/46 ................. 2,052 1,629,042
4.75% ,   12/07/46 ................. 2,075 1,715,281
(3-mo. CME Term SOFR + 4.50%),
5.01% ,   04/04/51
(h)
............... 5,475 4,808,536
(1-day SOFR + 2.13%), 4.61% ,   04/25/53
(h)
3,345 2,772,076
Wells Fargo Bank NA
5.45% ,   08/07/26 ................. 2,775 2,815,130
5.25% ,   12/11/26 ................. 2,225 2,258,967
5.95% ,   08/26/36 ................. 670 691,169
5.85% ,   02/01/37 ................. 955 979,740
6.60% ,   01/15/38 ................. 1,318 1,439,625
Western Alliance Bancorp, (3-mo. CME Term
SOFR + 2.25%), 3.00%,  06/15/31
(h)
..... 625 574,413
Westpac Banking Corp.
2.85% ,   05/13/26 ................. 1,129 1,114,483
1.15% ,   06/03/26 ................. 1,385 1,341,445
2.70% ,   08/19/26 ................. 939 922,598
4.60% ,   10/20/26 ................. 605 609,901
3.35% ,   03/08/27 ................. 1,084 1,071,856
4.04% ,   08/26/27 ................. 300 300,235
5.46% ,   11/18/27 ................. 1,450 1,498,520
3.40% ,   01/25/28 ................. 820 805,919
5.54% ,   11/17/28 ................. 1,060 1,108,612
1.95% ,   11/20/28 ................. 1,155 1,071,912
5.05% ,   04/16/29 ................. 945 972,189
2.65% ,   01/16/30 ................. 1,022 950,176
2.15% ,   06/03/31 ................. 700 616,474
(USISOA05 + 2.24%), 4.32% ,   11/23/31
(h)
. 1,150 1,140,741
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.68%),
5.41% ,   08/10/33
(h)
............... 860 852,876
6.82% ,   11/17/33 ................. 655 712,181
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.00%),
4.11% ,   07/24/34
(h)
............... 1,185 1,132,687
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.75%),
2.67% ,   11/15/35
(h)
............... 1,560 1,360,677
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.20%),
5.62% ,   11/20/35
(h)
............... 1,060 1,050,880
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.53%),
3.02% ,   11/18/36
(h)
............... 1,385 1,194,698
4.42% ,   07/24/39 ................. 1,625 1,444,910
2.96% ,   11/16/40 ................. 1,119 812,193
3.13% ,   11/18/41 ................. 1,205 849,897
Westpac New Zealand Ltd.
(e)
5.13% ,   02/26/27 ................. 880 892,576
4.90% ,   02/15/28 ................. 880 892,158
5.20% ,   02/28/29 ................. 710 726,284
4.94% ,   02/27/30 ................. 410 416,388
Wintrust Financial Corp., 4.85%,  06/06/29 .. 475 459,601
Woori Bank
(f)
2.00% ,   01/20/27 ................. 200 192,703
4.75% ,   01/24/27 ................. 400 403,433
4.88% ,   01/26/28 ................. 600 608,449

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
24
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
5.13% ,   08/06/28 ................. USD 400 $ 404,404
4.75% ,   01/24/29 ................. 400 403,762
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.28%),
6.38%
(h) (j)
..................... 600 596,737
Yapi ve Kredi Bankasi A/S
9.25% ,   10/16/28
(f)
................. 800 847,292
7.13% ,   10/10/29
(f)
................. 200 197,072
7.25% ,   03/03/30
(e)
................ 400 393,844
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.28%),
9.25% ,   01/17/34
(f) (h)
.............. 900 919,128
Zions Bancorp NA
3.25% ,   10/29/29 ................. 565 505,016
(1-day SOFR + 2.83%), 6.82% ,   11/19/35
(h)
465 459,666
Ziraat Katilim Varlik Kiralama A/S,
9.38%,  11/12/26
(f)
................ 600 625,812
1,545,924,457
Beverages — 0.4%
Anadolu Efes Biracilik ve Malt Sanayii A/S,
3.38%,  06/29/28
(f)
................ 600 526,747
Anheuser-Busch Cos. LLC
4.70% ,   02/01/36 ................. 4,021 3,888,794
4.90% ,   02/01/46 ................. 8,446 7,692,432
Anheuser-Busch InBev Finance, Inc.
4.70% ,   02/01/36 ................. 1,190 1,149,592
4.63% ,   02/01/44 ................. 1,262 1,122,817
4.90% ,   02/01/46 ................. 1,756 1,585,945
Anheuser-Busch InBev Worldwide, Inc.
4.00% ,   04/13/28 ................. 2,252 2,259,896
4.75% ,   01/23/29 ................. 4,197 4,261,607
3.50% ,   06/01/30 ................. 1,885 1,811,488
4.90% ,   01/23/31 ................. 1,160 1,189,840
5.00% ,   06/15/34 ................. 990 998,812
5.88% ,   06/15/35 ................. 480 514,060
4.38% ,   04/15/38 ................. 900 822,411
8.20% ,   01/15/39 ................. 1,153 1,463,801
5.45% ,   01/23/39 ................. 1,748 1,769,709
8.00% ,   11/15/39 ................. 933 1,165,845
4.95% ,   01/15/42 ................. 1,541 1,433,861
4.60% ,   04/15/48 ................. 115 100,891
4.44% ,   10/06/48 ................. 2,180 1,837,200
5.55% ,   01/23/49 ................. 3,439 3,402,355
4.50% ,   06/01/50 ................. 20 17,414
4.75% ,   04/15/58 ................. 657 566,349
5.80% ,   01/23/59 ................. 1,902 1,924,973
Bacardi Ltd.
2.75% ,   07/15/26
(e)
................ 705 689,178
4.70% ,   05/15/28
(f)
................. 351 350,891
5.25% ,   01/15/29
(e)
................ 1,065 1,077,821
5.40% ,   06/15/33
(f)
................. 710 689,078
5.15% ,   05/15/38
(f)
................. 180 163,605
5.90% ,   06/15/43
(e)
................ 185 173,512
5.30% ,   05/15/48
(f)
................. 500 422,618
Bacardi-Martini BV
(e)
5.55% ,   02/01/30 ................. 310 316,344
6.00% ,   02/01/35 ................. 335 335,457
Becle SAB de CV, 2.50%,  10/14/31
(f)
...... 800 648,903
Brown-Forman Corp.
4.75% ,   04/15/33 ................. 425 422,895
4.00% ,   04/15/38 ................. 326 284,261
4.50% ,   07/15/45 ................. 576 497,116
Central American Bottling Corp.,
5.25%,  04/27/29
(f)
................ 1,234 1,179,708
Security
Par (000)
Par (000) Value
Beverages (continued)
Cia Cervecerias Unidas SA, 3.35%,  01/19/32
(f)
USD 600 $ 527,923
Coca-Cola Co. (The)
3.38% ,   03/25/27 ................. 1,510 1,495,903
2.90% ,   05/25/27 ................. 447 439,027
1.45% ,   06/01/27 ................. 1,094 1,041,058
1.50% ,   03/05/28 ................. 1,150 1,078,726
1.00% ,   03/15/28 ................. 1,190 1,101,719
2.13% ,   09/06/29 ................. 1,370 1,267,149
3.45% ,   03/25/30 ................. 1,499 1,455,609
1.65% ,   06/01/30 ................. 1,770 1,563,073
2.00% ,   03/05/31 ................. 982 867,594
1.38% ,   03/15/31 ................. 1,505 1,282,235
2.25% ,   01/05/32 ................. 1,495 1,314,184
5.00% ,   05/13/34 ................. 750 768,661
4.65% ,   08/14/34 ................. 525 524,127
2.50% ,   06/01/40 ................. 1,335 961,945
2.88% ,   05/05/41 ................. 835 616,512
4.20% ,   03/25/50 ................. 735 598,452
2.60% ,   06/01/50 ................. 1,468 896,816
3.00% ,   03/05/51 ................. 1,378 911,958
2.50% ,   03/15/51 ................. 1,281 758,250
5.30% ,   05/13/54 ................. 750 724,944
5.20% ,   01/14/55 ................. 1,395 1,327,585
2.75% ,   06/01/60 ................. 920 535,774
5.40% ,   05/13/64 ................. 1,490 1,438,290
Coca-Cola Consolidated, Inc.
5.25% ,   06/01/29 ................. 660 677,745
5.45% ,   06/01/34 ................. 465 478,215
Coca-Cola Europacific Partners plc,
1.50%,  01/15/27
(e)
............... 370 352,540
Coca-Cola Femsa SAB de CV
2.75% ,   01/22/30 ................. 1,047 968,274
1.85% ,   09/01/32 ................. 920 750,319
5.25% ,   11/26/43 ................. 390 371,498
Coca-Cola Icecek A/S, 4.50%,  01/20/29
(f)
... 400 380,360
Constellation Brands, Inc.
3.70% ,   12/06/26 ................. 721 712,563
3.50% ,   05/09/27 ................. 788 772,935
4.35% ,   05/09/27 ................. 620 618,688
3.60% ,   02/15/28 ................. 483 471,086
4.65% ,   11/15/28 ................. 625 626,621
4.80% ,   01/15/29 ................. 575 578,617
3.15% ,   08/01/29 ................. 921 866,496
2.88% ,   05/01/30 ................. 980 898,147
4.80% ,   05/01/30 ................. 250 250,465
2.25% ,   08/01/31 ................. 1,075 918,307
4.75% ,   05/09/32 ................. 95 92,900
4.90% ,   05/01/33
(d)
................ 975 950,566
4.50% ,   05/09/47 ................. 630 511,345
4.10% ,   02/15/48 ................. 685 518,936
5.25% ,   11/15/48 ................. 481 429,407
3.75% ,   05/01/50 ................. 435 307,758
Diageo Capital plc
5.38% ,   10/05/26 ................. 1,035 1,050,763
5.30% ,   10/24/27 ................. 1,010 1,034,368
3.88% ,   05/18/28 ................. 1,005 993,813
2.38% ,   10/24/29 ................. 210 193,583
2.00% ,   04/29/30 ................. 1,358 1,207,252
2.13% ,   04/29/32 ................. 758 635,971
5.50% ,   01/24/33 ................. 930 954,998
5.63% ,   10/05/33 ................. 895 929,697
5.88% ,   09/30/36 ................. 451 478,940
3.88% ,   04/29/43 ................. 245 191,931
Diageo Investment Corp.
7.45% ,   04/15/35 ................. 520 611,624

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
25
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Beverages (continued)
4.25% ,   05/11/42 ................. USD 665 $ 551,666
Embotelladora Andina SA, 3.95%,  01/21/50
(f)
. 200 148,874
Fomento Economico Mexicano SAB de CV
4.38% ,   05/10/43 ................. 60 51,253
3.50% ,   01/16/50 ................. 176 126,204
Heineken NV
(e)
3.50% ,   01/29/28 ................. 1,550 1,519,861
4.00% ,   10/01/42 ................. 450 366,618
4.35% ,   03/29/47 ................. 885 728,362
Keurig Dr Pepper, Inc.
2.55% ,   09/15/26 ................. 572 558,477
5.10% ,   03/15/27 ................. 355 359,301
3.43% ,   06/15/27 ................. 979 961,715
4.35% ,   05/15/28 ................. 350 350,818
4.60% ,   05/25/28 ................. 755 758,665
5.05% ,   03/15/29 ................. 415 422,558
3.95% ,   04/15/29 ................. 575 562,178
3.20% ,   05/01/30 ................. 1,033 967,046
4.60% ,   05/15/30 ................. 350 350,163
Series 31* , 2.25% ,   03/15/31 .......... 330 287,430
Series 10 , 5.20% ,   03/15/31 .......... 840 859,893
4.05% ,   04/15/32 ................. 749 713,801
5.30% ,   03/15/34
(d)
................ 335 340,459
5.15% ,   05/15/35 ................. 350 349,318
4.50% ,   11/15/45 ................. 665 550,842
4.42% ,   12/15/46 ................. 465 374,529
5.09% ,   05/25/48 ................. 500 436,855
3.80% ,   05/01/50 ................. 740 536,579
3.35% ,   03/15/51 ................. 575 379,223
4.50% ,   04/15/52 ................. 1,051 855,794
Molson Coors Beverage Co.
3.00% ,   07/15/26 ................. 1,714 1,685,547
5.00% ,   05/01/42 ................. 1,135 1,029,779
4.20% ,   07/15/46 ................. 1,851 1,476,167
Pepsico Singapore Financing I Pte. Ltd.
4.65% ,   02/16/27 ................. 575 581,017
4.55% ,   02/16/29 ................. 620 627,046
4.70% ,   02/16/34 ................. 400 396,166
PepsiCo, Inc.
2.38% ,   10/06/26 ................. 1,097 1,073,224
5.13% ,   11/10/26 ................. 745 756,709
4.40% ,   02/07/27 ................. 425 428,762
2.63% ,   03/19/27 ................. 670 654,747
3.00% ,   10/15/27 ................. 1,425 1,392,010
4.45% ,   02/07/28 ................. 425 430,150
3.60% ,   02/18/28 ................. 690 684,736
4.45% ,   05/15/28 ................. 760 771,583
7.00% ,   03/01/29 ................. 455 501,912
4.50% ,   07/17/29 ................. 695 706,771
2.63% ,   07/29/29 ................. 1,202 1,133,263
4.60% ,   02/07/30 ................. 445 452,919
2.75% ,   03/19/30 ................. 1,435 1,340,661
1.63% ,   05/01/30 ................. 1,040 917,146
1.40% ,   02/25/31 ................. 781 665,153
1.95% ,   10/21/31 ................. 850 732,731
3.90% ,   07/18/32 ................. 1,280 1,229,697
4.45% ,   02/15/33
(d)
................ 725 726,981
4.80% ,   07/17/34 ................. 715 714,387
5.00% ,   02/07/35 ................. 425 429,253
5.50% ,   01/15/40 ................. 250 258,093
3.50% ,   03/19/40 ................. 475 387,042
4.88% ,   11/01/40 ................. 380 363,573
2.63% ,   10/21/41 ................. 766 536,379
4.00% ,   03/05/42 ................. 525 438,250
3.60% ,   08/13/42 ................. 359 283,735
Security
Par (000)
Par (000) Value
Beverages (continued)
4.25% ,   10/22/44 ................. USD 375 $ 322,932
4.45% ,   04/14/46 ................. 870 755,692
3.45% ,   10/06/46 ................. 853 633,222
4.00% ,   05/02/47 ................. 540 437,653
3.38% ,   07/29/49 ................. 558 397,100
2.88% ,   10/15/49 ................. 1,054 682,502
3.63% ,   03/19/50 ................. 960 714,549
2.75% ,   10/21/51 ................. 1,097 680,941
4.20% ,   07/18/52 ................. 480 390,079
4.65% ,   02/15/53 ................. 480 418,692
5.25% ,   07/17/54 ................. 790 763,009
3.88% ,   03/19/60 ................. 570 424,954
Pernod Ricard International Finance LLC
(e)
1.25% ,   04/01/28 ................. 1,045 958,399
1.63% ,   04/01/31 ................. 1,475 1,215,683
2.75% ,   10/01/50 ................. 418 244,399
Pernod Ricard SA
(e)
3.25% ,   06/08/26 ................. 815 804,152
5.50% ,   01/15/42 ................. 985 923,401
Primo Water Holdings, Inc.
(e)
6.25% ,   04/01/29 ................. 815 811,314
4.38% ,   04/30/29 ................. 753 714,290
Suntory Holdings Ltd., 5.12%,  06/11/29
(e)
... 560 572,370
145,181,872
Biotechnology — 0.4%
AbbVie, Inc.
3.20% ,   05/14/26 ................. 1,796 1,777,177
2.95% ,   11/21/26 ................. 3,189 3,134,655
4.80% ,   03/15/27 ................. 2,300 2,329,829
4.65% ,   03/15/28 ................. 1,235 1,253,208
4.25% ,   11/14/28 ................. 1,376 1,382,983
4.80% ,   03/15/29 ................. 3,215 3,277,923
3.20% ,   11/21/29 ................. 4,753 4,529,631
4.88% ,   03/15/30 ................. 1,235 1,262,485
4.95% ,   03/15/31 ................. 2,425 2,482,152
5.05% ,   03/15/34 ................. 3,000 3,020,858
4.55% ,   03/15/35 ................. 1,887 1,815,839
5.20% ,   03/15/35 ................. 1,140 1,155,200
4.50% ,   05/14/35 ................. 2,139 2,049,163
4.30% ,   05/14/36 ................. 1,190 1,107,210
4.05% ,   11/21/39 ................. 4,074 3,532,307
4.63% ,   10/01/42 ................. 358 318,727
4.40% ,   11/06/42 ................. 2,228 1,938,355
5.35% ,   03/15/44 ................. 595 576,169
4.85% ,   06/15/44 ................. 1,506 1,368,795
4.75% ,   03/15/45 ................. 925 825,666
4.70% ,   05/14/45 ................. 2,223 1,965,629
4.45% ,   05/14/46 ................. 2,605 2,218,874
4.88% ,   11/14/48 ................. 1,437 1,292,544
4.25% ,   11/21/49 ................. 5,239 4,252,533
5.40% ,   03/15/54 ................. 2,840 2,721,983
5.60% ,   03/15/55 ................. 720 712,884
5.50% ,   03/15/64 ................. 1,315 1,257,227
Amgen, Inc.
2.60% ,   08/19/26 ................. 1,267 1,241,072
2.20% ,   02/21/27 ................. 1,507 1,453,238
3.20% ,   11/02/27 ................. 1,102 1,075,137
5.15% ,   03/02/28 ................. 3,240 3,310,812
1.65% ,   08/15/28 ................. 1,520 1,396,750
3.00% ,   02/22/29 ................. 1,435 1,364,496
4.05% ,   08/18/29 ................. 1,550 1,524,273
2.45% ,   02/21/30 ................. 1,493 1,357,722
5.25% ,   03/02/30 ................. 2,755 2,832,624
2.30% ,   02/25/31 ................. 1,263 1,111,157

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
26
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Biotechnology (continued)
2.00% ,   01/15/32 ................. USD 990 $ 830,499
3.35% ,   02/22/32 ................. 958 875,253
4.20% ,   03/01/33 ................. 830 786,144
5.25% ,   03/02/33 ................. 4,185 4,228,694
6.38% ,   06/01/37 ................. 495 538,153
6.40% ,   02/01/39 ................. 466 499,219
3.15% ,   02/21/40 ................. 1,649 1,246,005
5.75% ,   03/15/40 ................. 530 532,523
2.80% ,   08/15/41 ................. 1,125 793,013
4.95% ,   10/01/41 ................. 753 685,097
5.15% ,   11/15/41 ................. 950 875,957
5.65% ,   06/15/42 ................. 615 600,401
5.60% ,   03/02/43 ................. 2,885 2,808,953
4.40% ,   05/01/45 ................. 2,382 1,986,505
4.56% ,   06/15/48 ................. 1,004 831,721
3.38% ,   02/21/50 ................. 1,687 1,151,065
4.66% ,   06/15/51 ................. 3,167 2,641,446
3.00% ,   01/15/52 ................. 1,151 718,413
4.20% ,   02/22/52 ................. 790 608,608
4.88% ,   03/01/53 ................. 987 845,010
5.65% ,   03/02/53 ................. 3,715 3,560,897
2.77% ,   09/01/53 ................. 906 522,442
4.40% ,   02/22/62 ................. 1,005 764,803
5.75% ,   03/02/63 ................. 2,325 2,215,132
Baxalta, Inc., 5.25%,  06/23/45 .......... 520 479,535
Biocon Biologics Global plc,
6.67%,  10/09/29
(d) (f)
............... 800 719,452
Biogen, Inc.
2.25% ,   05/01/30 ................. 1,803 1,603,073
5.20% ,   09/15/45 ................. 1,190 1,046,674
3.15% ,   05/01/50 ................. 1,475 897,777
3.25% ,   02/15/51 ................. 681 424,097
CSL Finance plc
(e)
3.85% ,   04/27/27 ................. 450 445,282
4.05% ,   04/27/29 ................. 835 825,421
4.25% ,   04/27/32 ................. 555 531,676
5.11% ,   04/03/34
(d)
................ 680 680,796
4.63% ,   04/27/42 ................. 625 543,944
4.75% ,   04/27/52 ................. 1,000 840,430
5.42% ,   04/03/54 ................. 720 666,547
4.95% ,   04/27/62 ................. 495 415,481
Emergent BioSolutions, Inc.,
3.88%,  08/15/28
(d) (e)
.............. 455 292,992
Gilead Sciences, Inc.
2.95% ,   03/01/27 ................. 1,505 1,476,649
1.20% ,   10/01/27 ................. 930 868,981
4.80% ,   11/15/29 ................. 750 763,255
1.65% ,   10/01/30 ................. 1,275 1,103,589
5.25% ,   10/15/33 ................. 990 1,011,196
5.10% ,   06/15/35 ................. 800 802,759
4.60% ,   09/01/35 ................. 1,010 971,407
4.00% ,   09/01/36 ................. 750 675,619
2.60% ,   10/01/40 ................. 1,043 738,272
5.65% ,   12/01/41 ................. 1,280 1,280,703
4.80% ,   04/01/44 ................. 1,701 1,525,076
4.50% ,   02/01/45 ................. 1,613 1,385,997
4.75% ,   03/01/46 ................. 1,991 1,752,149
4.15% ,   03/01/47 ................. 1,952 1,583,177
2.80% ,   10/01/50 ................. 1,752 1,087,057
5.55% ,   10/15/53 ................. 745 724,817
5.50% ,   11/15/54 ................. 725 703,684
5.60% ,   11/15/64 ................. 735 708,791
Grifols SA, 4.75%,  10/15/28
(e)
.......... 750 698,264
Regeneron Pharmaceuticals, Inc.
1.75% ,   09/15/30 ................. 1,255 1,071,888
Security
Par (000)
Par (000) Value
Biotechnology (continued)
2.80% ,   09/15/50 ................. USD 887 $ 507,413
133,227,160
Broadline Retail — 0.3%
Alibaba Group Holding Ltd.
3.40% ,   12/06/27
(d)
................ 3,075 3,000,818
4.88% ,   05/26/30
(d) (e)
............... 660 670,423
2.13% ,   02/09/31
(d)
................ 1,395 1,223,266
4.50% ,   11/28/34
(d)
................ 963 913,728
5.25% ,   05/26/35
(d) (e)
............... 790 786,496
4.00% ,   12/06/37 ................. 1,263 1,088,949
2.70% ,   02/09/41 ................. 1,260 857,650
4.20% ,   12/06/47 ................. 1,795 1,409,212
3.15% ,   02/09/51 ................. 1,568 994,896
5.63% ,   11/26/54
(d) (e)
............... 400 379,388
4.40% ,   12/06/57 ................. 1,020 792,528
3.25% ,   02/09/61 ................. 888 534,265
Amazon.com, Inc.
1.00% ,   05/12/26 ................. 2,327 2,255,768
3.30% ,   04/13/27 ................. 1,855 1,835,366
1.20% ,   06/03/27 ................. 965 912,493
3.15% ,   08/22/27 ................. 3,323 3,266,577
4.55% ,   12/01/27 ................. 2,720 2,762,298
1.65% ,   05/12/28 ................. 2,120 1,983,511
3.45% ,   04/13/29 ................. 1,173 1,152,464
4.65% ,   12/01/29 ................. 1,570 1,611,327
1.50% ,   06/03/30 ................. 2,324 2,041,614
2.10% ,   05/12/31 ................. 2,933 2,595,451
3.60% ,   04/13/32 ................. 2,158 2,047,247
4.70% ,   12/01/32 ................. 2,005 2,032,529
4.80% ,   12/05/34 ................. 1,418 1,438,845
3.88% ,   08/22/37 ................. 2,805 2,527,250
2.88% ,   05/12/41 ................. 2,220 1,638,598
4.95% ,   12/05/44 ................. 1,931 1,854,675
4.05% ,   08/22/47 ................. 3,093 2,551,440
2.50% ,   06/03/50 ................. 2,176 1,293,304
3.10% ,   05/12/51 ................. 3,089 2,082,357
3.95% ,   04/13/52 ................. 2,305 1,815,574
4.25% ,   08/22/57 ................. 2,109 1,707,952
2.70% ,   06/03/60 ................. 1,720 982,542
3.25% ,   05/12/61 ................. 1,555 1,010,524
4.10% ,   04/13/62 ................. 1,455 1,131,325
ANGI Group LLC, 3.88%,  08/15/28
(e)
...... 500 457,026
eBay, Inc.
1.40% ,   05/10/26 ................. 630 610,364
3.60% ,   06/05/27 ................. 1,185 1,165,932
5.95% ,   11/22/27 ................. 230 238,542
2.70% ,   03/11/30 ................. 1,045 955,430
2.60% ,   05/10/31 ................. 710 627,201
6.30% ,   11/22/32 ................. 595 640,680
4.00% ,   07/15/42 ................. 780 618,647
3.65% ,   05/10/51 ................. 1,091 764,600
El Puerto de Liverpool SAB de CV
(f)
3.88% ,   10/06/26
(d)
................ 400 394,135
6.26% ,   01/22/32 ................. 600 611,931
6.66% ,   01/22/37 ................. 400 403,740
Falabella SA, 3.38%,  01/15/32
(f)
......... 600 506,019
Getty Images, Inc., 9.75%,  03/01/27
(d) (e)
.... 300 296,367
Go Daddy Operating Co. LLC
(e)
5.25% ,   12/01/27 ................. 610 604,732
3.50% ,   03/01/29 ................. 767 715,388
GrubHub Holdings, Inc., 5.50%,  07/01/27
(d) (e)
. 485 437,620
JD.com, Inc.
3.38% ,   01/14/30
(d)
................ 713 675,720
4.13% ,   01/14/50 ................. 385 298,386

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
27
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
Kohl's Corp.
4.62% ,   05/01/31
(d)
................ USD 505 $ 316,231
5.55% ,   07/17/45 ................. 433 205,816
Liberty Interactive LLC
8.50% ,   07/15/29 ................. 299 115,276
8.25% ,   02/01/30 ................. 505 188,709
Macy's Retail Holdings LLC
5.88% ,   04/01/29
(d) (e)
............... 209 198,327
5.88% ,   03/15/30
(e)
................ 405 378,099
6.13% ,   03/15/32
(e)
................ 430 385,849
6.70% ,   07/15/34
(e)
................ 196 164,252
4.50% ,   12/15/34 ................. 375 285,469
6.38% ,   03/15/37 ................. 210 164,667
5.13% ,   01/15/42 ................. 257 168,568
4.30% ,   02/15/43 ................. 260 156,007
Marks & Spencer plc, 7.13%,  12/01/37
(e)
... 290 307,791
Match Group Holdings II LLC
(e)
5.00% ,   12/15/27 ................. 455 447,290
4.63% ,   06/01/28 ................. 480 461,909
5.63% ,   02/15/29 ................. 360 352,947
4.13% ,   08/01/30 ................. 504 455,689
3.63% ,   10/01/31 ................. 500 427,797
MercadoLibre, Inc., 3.13%,  01/14/31
(d)
..... 600 529,961
Millennium Escrow Corp., 6.63%,  08/01/26
(e)
. 750 544,457
Nordstrom, Inc.
4.00% ,   03/15/27 ................. 412 393,557
6.95% ,   03/15/28 ................. 312 314,289
4.38% ,   04/01/30 ................. 510 452,218
4.25% ,   08/01/31 ................. 420 357,671
5.00% ,   01/15/44 ................. 949 665,209
Prosus NV
(f)
3.26% ,   01/19/27 ................. 1,000 974,596
4.85% ,   07/06/27
(d)
................ 600 598,061
3.68% ,   01/21/30 ................. 1,257 1,161,596
3.06% ,   07/13/31 ................. 1,800 1,551,785
4.19% ,   01/19/32 ................. 1,000 908,657
4.03% ,   08/03/50 ................. 1,400 918,720
3.83% ,   02/08/51 ................. 1,600 1,000,990
4.99% ,   01/19/52 ................. 800 597,047
QVC, Inc.
6.88% ,   04/15/29
(d) (e)
............... 613 408,120
5.45% ,   08/15/34
(d)
................ 415 203,460
5.95% ,   03/15/43 ................. 300 135,924
Rakuten Group, Inc.
(e)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.58%),
5.13%
(h) (j)
..................... 730 686,809
11.25% ,   02/15/27 ................. 1,740 1,869,002
9.75% ,   04/15/29 ................. 1,922 2,031,773
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.25%),
8.13%
(h) (j)
..................... 575 540,308
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.96%),
6.25%
(h) (j)
..................... 990 864,501
Saks Global Enterprises LLC,
11.00%,  12/15/29
(e)
............... 2,195 1,329,457
Wayfair LLC
(e)
7.25% ,   10/31/29 ................. 760 694,354
7.75% ,   09/15/30 ................. 575 526,716
93,645,041
Security
Par (000)
Par (000) Value
Building Products — 0.2%
ACProducts Holdings, Inc., 6.38%,  05/15/29
(e)
USD 560 $ 196,000
Advanced Drainage Systems, Inc.
(e)
5.00% ,   09/30/27 ................. 370 365,659
6.38% ,   06/15/30 ................. 501 508,696
Allegion plc, 3.50%,  10/01/29 .......... 485 460,457
AmeriTex HoldCo Intermediate LLC,
10.25%,  10/15/28
(d) (e)
.............. 530 546,148
Builders FirstSource, Inc.
(e)
5.00% ,   03/01/30 ................. 546 524,344
4.25% ,   02/01/32 ................. 1,297 1,169,228
6.38% ,   06/15/32 ................. 665 669,501
6.38% ,   03/01/34 ................. 975 969,017
Camelot Return Merger Sub, Inc.,
8.75%,  08/01/28
(e)
............... 835 723,571
Carlisle Cos., Inc.
3.75% ,   12/01/27 ................. 590 577,379
2.75% ,   03/01/30 ................. 754 689,191
2.20% ,   03/01/32 ................. 475 393,481
Carrier Global Corp.
2.49% ,   02/15/27 ................. 921 893,793
2.72% ,   02/15/30 ................. 2,368 2,187,019
2.70% ,   02/15/31 ................. 495 444,936
5.90% ,   03/15/34 ................. 1,083 1,138,391
3.38% ,   04/05/40 ................. 1,466 1,143,988
3.58% ,   04/05/50 ................. 1,459 1,046,266
6.20% ,   03/15/54 ................. 659 691,273
Cornerstone Building Brands, Inc.
(e)
6.13% ,   01/15/29 ................. 324 217,424
9.50% ,   08/15/29 ................. 505 439,451
CP Atlas Buyer, Inc., 7.00%,  12/01/28
(d) (e)
... 530 437,843
CRH America Finance, Inc.
3.40% ,   05/09/27
(e)
................ 865 848,761
3.95% ,   04/04/28
(e)
................ 1,035 1,022,764
5.40% ,   05/21/34 ................. 845 854,082
5.50% ,   01/09/35 ................. 625 634,493
4.40% ,   05/09/47
(e)
................ 70 57,361
4.50% ,   04/04/48
(e)
................ 780 651,091
5.88% ,   01/09/55 ................. 240 237,050
CRH SMW Finance DAC
5.20% ,   05/21/29 ................. 580 592,242
5.13% ,   01/09/30 ................. 670 682,647
EMRLD Borrower LP
(e)
6.63% ,   12/15/30 ................. 2,746 2,787,504
6.75% ,   07/15/31 ................. 493 503,144
Fortune Brands Innovations, Inc.
3.25% ,   09/15/29 ................. 860 808,211
4.00% ,   03/25/32 ................. 415 384,044
5.88% ,   06/01/33 ................. 387 397,922
4.50% ,   03/25/52 ................. 435 338,391
Griffon Corp., 5.75%,  03/01/28 ......... 968 954,886
Holcim Finance US LLC
(e)
3.50% ,   09/22/26 ................. 675 667,377
4.60% ,   04/07/27 ................. 175 175,655
4.70% ,   04/07/28 ................. 175 176,223
4.95% ,   04/07/30 ................. 70 70,860
5.40% ,   04/07/35 ................. 60 59,986
4.75% ,   09/22/46 ................. 250 207,208
James Hardie International Finance DAC,
5.00%,  01/15/28
(e)
............... 405 394,224
JELD-WEN, Inc.
(e)
4.88% ,   12/15/27 ................. 395 364,542
7.00% ,   09/01/32
(d)
................ 355 311,949
Johnson Controls International plc
5.50% ,   04/19/29 ................. 805 832,400
1.75% ,   09/15/30 ................. 750 647,668

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
28
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products (continued)
2.00% ,   09/16/31 ................. USD 460 $ 389,090
4.90% ,   12/01/32 ................. 750 740,537
6.00% ,   01/15/36 ................. 479 504,541
4.62% ,   07/02/44 ................. 465 394,630
4.50% ,   02/15/47 ................. 513 421,003
4.95% ,   07/02/64 ................. 453 372,348
Lennox International, Inc.
1.70% ,   08/01/27 ................. 460 431,967
5.50% ,   09/15/28 ................. 615 631,413
Limak Cimento Sanayi ve Ticaret A/S,
9.75%,  07/25/29
(f)
................ 600 586,473
Masco Corp.
3.50% ,   11/15/27 ................. 536 523,409
1.50% ,   02/15/28 ................. 620 569,477
2.00% ,   10/01/30 ................. 268 229,980
2.00% ,   02/15/31 ................. 722 612,132
4.50% ,   05/15/47 ................. 400 317,297
3.13% ,   02/15/51 ................. 486 299,776
Masterbrand, Inc., 7.00%,  07/15/32
(e)
..... 690 691,568
Miter Brands Acquisition Holdco, Inc.,
6.75%,  04/01/32
(e)
............... 689 686,707
MIWD Holdco II LLC, 5.50%,  02/01/30
(d) (e)
... 500 450,355
New Enterprise Stone & Lime Co., Inc.
(e)
5.25% ,   07/15/28 ................. 581 563,857
9.75% ,   07/15/28
(d)
................ 270 270,033
Oscar AcquisitionCo LLC, 9.50%,  04/15/30
(d) (e)
610 555,238
Owens Corning
(g)
3.40% ,   08/15/26 ................. 792 780,840
5.50% ,   06/15/27 ................. 340 346,448
3.95% ,   08/15/29 ................. 459 446,150
3.50% ,   02/15/30 ................. 490 462,214
3.88% ,   06/01/30 ................. 565 540,284
5.70% ,   06/15/34 ................. 485 497,449
7.00% ,   12/01/36 ................. 419 467,406
4.30% ,   07/15/47 ................. 1,005 792,546
4.40% ,   01/30/48 ................. 625 496,869
5.95% ,   06/15/54 ................. 335 329,473
Quikrete Holdings, Inc.
(e)
6.38% ,   03/01/32 ................. 3,610 3,634,233
6.75% ,   03/01/33 ................. 1,140 1,144,351
Sisecam UK plc
(f)
8.25% ,   05/02/29 ................. 800 802,334
8.63% ,   05/02/32 ................. 800 791,164
Smyrna Ready Mix Concrete LLC
(e)
6.00% ,   11/01/28 ................. 1,060 1,035,079
8.88% ,   11/15/31 ................. 1,085 1,113,344
St. Marys Cement, Inc., 5.75%,  04/02/34
(f)
.. 400 396,503
Standard Building Solutions, Inc.,
6.50%,  08/15/32
(e)
............... 940 952,263
Standard Industries, Inc.
(e)
5.00% ,   02/15/27 ................. 815 809,153
4.75% ,   01/15/28 ................. 980 959,520
4.38% ,   07/15/30 ................. 1,586 1,477,648
3.38% ,   01/15/31 ................. 1,066 942,320
Trane Technologies Financing Ltd.
3.80% ,   03/21/29 ................. 832 815,370
5.25% ,   03/03/33 ................. 455 463,796
5.10% ,   06/13/34 ................. 930 933,097
4.65% ,   11/01/44 ................. 170 147,041
4.50% ,   03/21/49 ................. 335 274,464
Trane Technologies Global Holding Co. Ltd.
3.75% ,   08/21/28 ................. 946 929,735
5.75% ,   06/15/43 ................. 638 637,880
4.30% ,   02/21/48 ................. 435 348,677
Security
Par (000)
Par (000) Value
Building Products (continued)
Votorantim Cimentos International SA,
7.25%,  04/05/41
(f)
................ USD 400 $ 426,675
Wilsonart LLC, 11.00%,  08/15/32
(e)
....... 525 477,763
67,009,661
Capital Markets — 2.0%
Aberdeen Group plc, 4.25%,  06/30/28
(f)
.... 550 525,584
Abu Dhabi Developmental Holding Co. PJSC
(f)
5.38% ,   05/08/29 ................. 1,200 1,236,934
4.38% ,   10/02/31 ................. 1,000 984,183
5.50% ,   05/08/34 ................. 1,200 1,247,640
5.25% ,   10/02/54 ................. 1,000 911,002
Acadian Asset Management, Inc.,
4.80%,  07/27/26 ................ 275 269,064
Aercap Sukuk Ltd., 4.50%,  10/03/29
(e)
..... 110 107,747
Affiliated Managers Group, Inc.
3.30% ,   06/15/30 ................. 485 450,696
5.50% ,   08/20/34 ................. 410 399,757
AG Issuer LLC, 6.25%,  03/01/28
(e)
....... 495 487,596
AG TTMT Escrow Issuer LLC,
8.63%,  09/30/27
(e)
............... 520 535,016
Ameriprise Financial, Inc.
2.88% ,   09/15/26 ................. 1,006 988,882
5.70% ,   12/15/28 ................. 585 612,633
4.50% ,   05/13/32 ................. 665 651,310
5.15% ,   05/15/33 ................. 620 626,794
5.20% ,   04/15/35 ................. 475 475,515
Amipeace Ltd.
(f)
1.75% ,   11/09/26 ................. 600 579,138
2.25% ,   10/22/30 ................. 1,000 907,264
Antares Holdings LP
(e)
3.95% ,   07/15/26 ................. 825 805,945
2.75% ,   01/15/27 ................. 800 760,186
7.95% ,   08/11/28 ................. 410 431,598
6.50% ,   02/08/29 ................. 600 598,549
6.35% ,   10/23/29 ................. 330 328,939
Apollo Debt Solutions BDC
Series WI* , 6.90% ,   04/13/29 .......... 890 915,331
Series WI* , 6.70% ,   07/29/31 .......... 565 575,649
6.55% ,   03/15/32
(e)
................ 80 80,467
Apollo Management Holdings LP
(e)
4.40% ,   05/27/26 ................. 275 273,929
4.87% ,   02/15/29 ................. 910 920,411
2.65% ,   06/05/30 ................. 1,038 942,018
5.00% ,   03/15/48 ................. 355 315,349
Ares Capital Corp.
2.15% ,   07/15/26 ................. 1,267 1,220,870
7.00% ,   01/15/27 ................. 670 687,883
2.88% ,   06/15/27 ................. 655 624,778
2.88% ,   06/15/28 ................. 1,108 1,028,048
5.88% ,   03/01/29 ................. 895 902,912
5.95% ,   07/15/29 ................. 830 840,743
3.20% ,   11/15/31 ................. 695 593,876
5.80% ,   03/08/32 ................. 500 488,470
Ares Finance Co. II LLC, 3.25%,  06/15/30
(e)
. 750 700,490
Ares Finance Co. III LLC, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.24%), 4.13%,  06/30/51
(e) (h)
......... 280 269,154
Ares Finance Co. IV LLC, 3.65%,  02/01/52
(e)
. 350 238,897
Ares Management Corp.
6.38% ,   11/10/28 ................. 450 475,227
5.60% ,   10/11/54 ................. 300 273,977
Ares Strategic Income Fund
(e)
5.70% ,   03/15/28 ................. 350 349,653
6.35% ,   08/15/29 ................. 670 681,255

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
29
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
5.60% ,   02/15/30 ................. USD 140 $ 137,882
6.20% ,   03/21/32 ................. 1,310 1,293,412
Aretec Group, Inc.
(e)
7.50% ,   04/01/29
(d)
................ 410 399,252
10.00% ,   08/15/30 ................. 675 727,574
B3 SA - Brasil Bolsa Balcao,
4.13%,  09/20/31
(d) (f)
............... 600 545,333
Bain Capital Specialty Finance, Inc.
2.55% ,   10/13/26 ................. 315 300,806
5.95% ,   03/15/30 ................. 20 19,599
Bank of New York Mellon (The), (1-day SOFR +
1.14%), 4.73%,  04/20/29
(h)
.......... 410 415,594
Bank of New York Mellon Corp. (The)
2.80% ,   05/04/26 ................. 522 514,363
2.45% ,   08/17/26 ................. 624 609,648
1.05% ,   10/15/26 ................. 612 585,641
2.05% ,   01/26/27 ................. 695 671,004
3.25% ,   05/16/27 ................. 713 702,187
3.40% ,   01/29/28 ................. 1,114 1,093,276
(3-mo. CME Term SOFR + 1.33%),
3.44% ,   02/07/28
(h)
............... 1,153 1,136,954
3.85% ,   04/28/28 ................. 1,605 1,597,895
(1-day SOFR + 1.15%), 3.99% ,   06/13/28
(h)
612 608,435
1.65% ,   07/14/28 ................. 840 778,606
(1-day SOFR + 0.84%), 4.89% ,   07/21/28
(h)
770 779,064
(SOFR Index + 1.80%), 5.80% ,   10/25/28
(h)
1,165 1,206,363
3.00% ,   10/30/28 ................. 923 881,163
Series J , 1.90% ,   01/25/29 ........... 895 822,054
(1-day SOFR + 1.17%), 4.54% ,   02/01/29
(h)
725 729,516
3.85% ,   04/26/29 ................. 860 849,187
3.30% ,   08/23/29 ................. 1,013 964,852
(1-day SOFR + 1.60%), 6.32% ,   10/25/29
(h)
1,210 1,285,096
(1-day SOFR + 1.09%),
4.98% ,   03/14/30
(d) (h)
.............. 1,295 1,321,918
(1-day SOFR + 1.76%), 4.60% ,   07/26/30
(h)
645 648,783
1.65% ,   01/28/31 ................. 800 686,794
(1-day SOFR + 0.89%), 4.94% ,   02/11/31
(h)
555 564,701
1.80% ,   07/28/31 ................. 765 654,394
2.50% ,   01/26/32 ................. 500 436,867
(1-day SOFR + 1.23%), 5.06% ,   07/22/32
(h)
955 968,171
(1-day SOFR + 1.42%), 4.29% ,   06/13/33
(h)
820 787,959
(SOFR Index + 2.07%), 5.83% ,   10/25/33
(h)
1,475 1,556,542
(1-day SOFR + 1.51%), 4.71% ,   02/01/34
(h)
600 587,676
Series J , (1-day SOFR + 1.61%),
4.97% ,   04/26/34
(h)
............... 1,015 1,008,608
(1-day SOFR + 1.85%), 6.47% ,   10/25/34
(h)
920 1,005,161
(1-day SOFR + 1.42%), 5.19% ,   03/14/35
(h)
1,025 1,035,149
(1-day SOFR + 1.25%), 5.23% ,   11/20/35
(h)
725 732,911
(1-day SOFR + 1.77%), 5.61% ,   07/21/39
(h)
530 531,745
Barings BDC, Inc.
3.30% ,   11/23/26 ................. 125 120,293
7.00% ,   02/15/29 ................. 245 251,042
BGC Group, Inc.
8.00% ,   05/25/28 ................. 370 391,932
6.60% ,   06/10/29 ................. 515 527,057
6.15% ,   04/02/30
(e)
................ 270 269,709
Blackstone Holdings Finance Co. LLC
(e)
3.15% ,   10/02/27 ................. 340 330,942
5.90% ,   11/03/27
(d)
................ 980 1,010,742
1.63% ,   08/05/28 ................. 968 886,395
2.50% ,   01/10/30 ................. 750 685,753
1.60% ,   03/30/31 ................. 1,120 943,740
2.00% ,   01/30/32 ................. 523 431,162
2.55% ,   03/30/32 ................. 890 758,694
6.20% ,   04/22/33 ................. 570 603,052
Security
Par (000)
Par (000) Value
Capital Markets (continued)
5.00% ,   06/15/44 ................. USD 540 $ 484,378
4.45% ,   07/15/45 ................. 375 307,776
4.00% ,   10/02/47 ................. 330 250,115
3.50% ,   09/10/49 ................. 461 310,354
2.80% ,   09/30/50 ................. 633 370,076
2.85% ,   08/05/51 ................. 540 316,920
3.20% ,   01/30/52 ................. 825 525,846
Blackstone Private Credit Fund
2.63% ,   12/15/26 ................. 1,235 1,184,551
3.25% ,   03/15/27 ................. 1,075 1,035,922
4.95% ,   09/26/27
(e)
................ 605 599,284
7.30% ,   11/27/28 ................. 355 375,714
4.00% ,   01/15/29 ................. 680 642,469
5.95% ,   07/16/29 ................. 380 381,999
5.60% ,   11/22/29
(e)
................ 520 514,019
5.25% ,   04/01/30
(e)
................ 410 399,759
6.25% ,   01/25/31 ................. 465 473,026
6.00% ,   01/29/32 ................. 1,000 991,373
6.00% ,   11/22/34
(e)
................ 530 506,541
Blackstone Reg Finance Co. LLC,
5.00%,  12/06/34 ................ 480 470,127
Blackstone Secured Lending Fund
2.75% ,   09/16/26 ................. 515 497,688
2.13% ,   02/15/27 ................. 930 880,353
5.88% ,   11/15/27 ................. 370 374,580
5.35% ,   04/13/28 ................. 335 334,258
2.85% ,   09/30/28 ................. 620 568,017
5.30% ,   06/30/30 ................. 285 277,576
Blue Owl Capital Corp.
3.40% ,   07/15/26 ................. 882 857,280
2.63% ,   01/15/27 ................. 521 495,586
3.13% ,   04/13/27 ................. 395 375,789
2.88% ,   06/11/28 ................. 820 748,739
5.95% ,   03/15/29 ................. 555 550,881
Blue Owl Capital Corp. II, 8.45%,  11/15/26 .. 475 495,535
Blue Owl Credit Income Corp.
3.13% ,   09/23/26 ................. 100 96,317
4.70% ,   02/08/27 ................. 521 513,066
7.75% ,   09/16/27 ................. 705 731,279
7.95% ,   06/13/28 ................. 470 495,278
7.75% ,   01/15/29 ................. 405 425,771
6.60% ,   09/15/29
(e)
................ 560 566,596
5.80% ,   03/15/30
(e)
................ 965 943,282
6.65% ,   03/15/31 ................. 700 708,582
Blue Owl Finance LLC
3.13% ,   06/10/31 ................. 650 567,476
4.38% ,   02/15/32 ................. 550 506,766
6.25% ,   04/18/34 ................. 1,045 1,055,484
4.13% ,   10/07/51 ................. 490 330,915
Blue Owl Technology Finance Corp.
3.75% ,   06/17/26
(e)
................ 5 4,875
2.50% ,   01/15/27 ................. 605 569,904
6.10% ,   03/15/28
(e)
................ 285 282,462
6.75% ,   04/04/29 ................. 645 646,479
BOCOM International Blossom Ltd.,
1.75%,  06/28/26
(f)
................ 400 387,030
Bright Galaxy International Ltd.,
3.25%,  07/15/26
(f)
................ 200 193,114
Brookfield Asset Management Ltd.,
5.80%,  04/24/35 ................ 350 355,629
Brookfield Capital Finance LLC,
6.09%,  06/14/33 ................ 555 576,400
Brookfield Finance I UK plc, 2.34%,  01/30/32 600 499,551
Brookfield Finance LLC, 3.45%,  04/15/50 ... 947 619,472

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
30
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Brookfield Finance, Inc.
4.25% ,   06/02/26 ................. USD 640 $ 637,523
3.90% ,   01/25/28 ................. 1,517 1,492,103
4.85% ,   03/29/29
(d)
................ 993 997,567
4.35% ,   04/15/30 ................. 1,228 1,199,070
2.72% ,   04/15/31 ................. 838 744,118
6.35% ,   01/05/34 ................. 710 749,790
5.68% ,   01/15/35 ................. 490 494,436
4.70% ,   09/20/47 ................. 704 576,892
3.50% ,   03/30/51 ................. 633 417,394
3.63% ,   02/15/52 ................. 535 358,048
5.97% ,   03/04/54 ................. 725 704,156
5.81% ,   03/03/55 ................. 325 308,673
Cantor Fitzgerald LP
(e)
4.50% ,   04/14/27 ................. 545 541,103
7.20% ,   12/12/28 ................. 910 958,718
Carlyle Finance LLC, 5.65%,  09/15/48
(e)
.... 695 647,826
Carlyle Finance Subsidiary LLC,
3.50%,  09/19/29
(e)
............... 491 471,284
Carlyle Holdings II Finance LLC,
5.63%,  03/30/43
(e)
............... 180 169,672
Carlyle Secured Lending, Inc., 6.75%,  02/18/30 20 20,206
Cboe Global Markets, Inc.
3.65% ,   01/12/27 ................. 1,039 1,030,260
1.63% ,   12/15/30 ................. 817 699,063
3.00% ,   03/16/32 ................. 450 403,665
Ccthk 2021 Ltd., 2.75%,  01/19/27
(f)
....... 200 194,284
CFAMC II Co. Ltd.
(f)
4.63% ,   06/03/26 ................. 800 794,499
4.88% ,   11/22/26 ................. 600 596,784
CFAMC III Co. Ltd.
(f)
4.75% ,   04/27/27 ................. 600 593,793
4.25% ,   11/07/27 ................. 1,430 1,393,271
CFAMC IV Co. Ltd., 4.50%,  05/29/29
(f)
..... 700 674,354
Charles Schwab Corp. (The)
1.15% ,   05/13/26 ................. 855 827,413
5.88% ,   08/24/26 ................. 515 525,022
3.20% ,   03/02/27 ................. 920 903,762
2.45% ,   03/03/27 ................. 1,525 1,479,075
3.30% ,   04/01/27 ................. 1,095 1,076,800
3.20% ,   01/25/28 ................. 1,058 1,031,129
2.00% ,   03/20/28 ................. 1,090 1,026,160
4.00% ,   02/01/29 ................. 793 786,337
(1-day SOFR + 2.21%), 5.64% ,   05/19/29
(h)
805 834,452
3.25% ,   05/22/29 ................. 985 943,453
2.75% ,   10/01/29 ................. 380 355,266
(1-day SOFR + 1.88%), 6.20% ,   11/17/29
(h)
1,425 1,512,246
4.63% ,   03/22/30 ................. 588 595,530
1.65% ,   03/11/31 ................. 920 779,466
2.30% ,   05/13/31 ................. 775 682,402
1.95% ,   12/01/31 ................. 805 676,422
2.90% ,   03/03/32 ................. 1,165 1,025,800
(1-day SOFR + 2.50%), 5.85% ,   05/19/34
(h)
1,390 1,451,775
(1-day SOFR + 2.01%), 6.14% ,   08/24/34
(h)
1,240 1,316,927
China Cinda Finance 2017 I Ltd.
(f)
4.40% ,   03/09/27 ................. 600 597,446
4.75% ,   02/08/28 ................. 1,200 1,201,744
4.75% ,   02/21/29 ................. 600 598,673
China Everbright Bank Co. Ltd., (SOFR Index +
0.52%), 4.84%,  05/14/27
(f) (h)
......... 600 599,469
China Great Wall International Holdings III Ltd.,
3.88%,  08/31/27
(f)
................ 600 585,825
China Great Wall International Holdings V Ltd.,
2.38%,  08/18/30
(f)
................ 800 688,244
Security
Par (000)
Par (000) Value
Capital Markets (continued)
China Ping An Insurance Overseas Holdings
Ltd.
(f)
2.85% ,   08/12/31 ................. USD 600 $ 530,046
6.13% ,   05/16/34 ................. 200 208,365
CI Financial Corp.
7.50% ,   05/30/29
(e)
................ 655 683,573
3.20% ,   12/17/30 ................. 915 798,540
4.10% ,   06/15/51 ................. 295 201,939
CICC Hong Kong Finance 2016 MTN Ltd.
(f)
5.44% ,   07/18/26 ................. 600 607,196
5.01% ,   01/18/27 ................. 400 404,153
(SOFR Index + 0.95%), 5.27% ,   01/18/27
(h)
600 602,344
Citadel Finance LLC, 5.90%,  02/10/30
(e)
.... 1,015 1,008,280
Citadel LP
(e)
4.88% ,   01/15/27 ................. 285 283,993
6.00% ,   01/23/30 ................. 100 101,838
6.38% ,   01/23/32 ................. 70 72,027
CME Group, Inc.
3.75% ,   06/15/28 ................. 1,105 1,097,705
4.40% ,   03/15/30 ................. 375 378,291
2.65% ,   03/15/32 ................. 835 742,617
5.30% ,   09/15/43 ................. 733 728,071
4.15% ,   06/15/48 ................. 788 651,822
Coinbase Global, Inc.
(e)
3.38% ,   10/01/28 ................. 980 904,856
3.63% ,   10/01/31 ................. 710 616,176
Compass Group Diversified Holdings LLC
(e)
5.25% ,   04/15/29 ................. 945 891,489
5.00% ,   01/15/32
(d)
................ 310 277,161
Credit Suisse USA LLC, 7.13%,  07/15/32 ... 1,229 1,386,696
CSCIF Hong Kong Ltd., (SOFR Index + 0.67%),
4.98%,  05/31/27
(f) (h)
............... 400 399,677
CSI MTN Ltd.
(f)
(SOFR Index + 0.73%), 5.03% ,   10/22/27
(h)
600 600,584
4.38% ,   04/22/28 ................. 400 400,767
Deutsche Bank AG
(1-day SOFR + 2.52%), 7.15% ,   07/13/27
(h)
1,320 1,354,273
5.37% ,   09/09/27 ................. 810 829,598
(1-day SOFR + 1.22%), 2.31% ,   11/16/27
(h)
1,485 1,429,876
(1-day SOFR + 1.32%), 2.55% ,   01/07/28
(h)
1,475 1,421,410
(1-day SOFR + 1.59%), 5.71% ,   02/08/28
(h)
525 532,924
5.52% ,   09/01/28 ................. 860 878,022
(1-day SOFR + 1.21%), 5.37% ,   01/10/29
(h)
465 471,086
(1-day SOFR + 3.18%), 6.72% ,   01/18/29
(h)
1,565 1,640,262
5.41% ,   05/10/29 ................. 1,190 1,226,052
(1-day SOFR + 2.51%), 6.82% ,   11/20/29
(h)
1,425 1,513,681
(1-day SOFR + 1.70%), 5.00% ,   09/11/30
(h)
925 926,063
(1-day SOFR + 5.44%), 5.88% ,   07/08/31
(h)
725 729,109
(1-day SOFR + 3.04%), 3.55% ,   09/18/31
(h)
1,715 1,585,337
(1-day SOFR + 2.76%), 3.73% ,   01/14/32
(h)
810 728,183
(1-day SOFR + 1.72%), 3.04% ,   05/28/32
(h)
923 814,662
(5-Year USD Swap Rate + 2.55%),
4.88% ,   12/01/32
(h)
............... 1,054 1,029,776
(1-day SOFR + 2.26%), 3.74% ,   01/07/33
(h)
1,355 1,196,029
(1-day SOFR + 3.65%), 7.08% ,   02/10/34
(h)
1,440 1,502,448
(1-day SOFR + 2.05%), 5.40% ,   09/11/35
(h)
1,090 1,063,099
Dresdner Funding Trust I, 8.15%,  06/30/31
(e)
. 1,005 1,091,566
Dua Capital Ltd.
(f)
1.66% ,   05/11/26 ................. 200 194,541
2.78% ,   05/11/31 ................. 600 542,905
Eaton Vance Corp., 3.50%,  04/06/27 ...... 1,082 1,062,849
FactSet Research Systems, Inc.
2.90% ,   03/01/27 ................. 580 559,716
3.45% ,   03/01/32 ................. 210 187,726
Fairfax India Holdings Corp., 5.00%,  02/26/28
(f)
500 466,477

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
31
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
FMR LLC
(e)
7.57% ,   06/15/29 ................. USD 1,015 $ 1,133,993
4.95% ,   02/01/33 ................. 390 387,958
6.45% ,   11/15/39 ................. 420 464,769
6.50% ,   12/14/40 ................. 135 151,289
5.15% ,   02/01/43 ................. 423 399,641
Focus Financial Partners LLC,
6.75%,  09/15/31
(e)
............... 995 1,000,444
Franklin BSP Capital Corp., 7.20%,  06/15/29 . 20 20,348
Franklin Resources, Inc.
1.60% ,   10/30/30 ................. 1,384 1,183,499
2.95% ,   08/12/51 ................. 703 425,893
FS KKR Capital Corp.
2.63% ,   01/15/27 ................. 770 728,414
3.25% ,   07/15/27 ................. 450 426,999
3.13% ,   10/12/28 ................. 835 754,054
7.88% ,   01/15/29 ................. 565 590,541
6.88% ,   08/15/29 ................. 535 543,820
6.13% ,   01/15/30 ................. 515 506,258
Gaci First Investment Co.
(f)
5.00% ,   10/13/27 ................. 1,000 1,004,989
5.00% ,   01/29/29 ................. 1,800 1,810,353
5.25% ,   01/29/30 ................. 2,200 2,238,657
4.75% ,   02/14/30 ................. 1,800 1,791,113
5.25% ,   10/13/32 ................. 1,800 1,812,629
5.25% ,   01/29/34 ................. 1,600 1,593,242
5.63% ,   07/29/34 ................. 1,400 1,433,391
4.88% ,   02/14/35 ................. 1,600 1,537,786
5.13% ,   02/14/53 ................. 2,000 1,670,662
5.38% ,   01/29/54 ................. 1,400 1,228,084
5.38% ,   10/13/2122 ................ 600 485,352
Goldman Sachs Bank USA, (1-day SOFR +
0.75%), 5.41%,  05/21/27
(h)
.......... 1,910 1,927,799
Goldman Sachs BDC, Inc., 6.38%,  03/11/27 . 520 531,624
Goldman Sachs Group, Inc. (The)
3.50% ,   11/16/26 ................. 2,329 2,298,841
5.95% ,   01/15/27 ................. 1,151 1,182,441
3.85% ,   01/26/27 ................. 2,239 2,220,406
(1-day SOFR + 1.51%), 4.39% ,   06/15/27
(h)
1,215 1,212,919
(1-day SOFR + 0.82%), 1.54% ,   09/10/27
(h)
2,939 2,821,881
(1-day SOFR + 0.91%), 1.95% ,   10/21/27
(h)
4,000 3,853,462
(1-day SOFR + 1.11%), 2.64% ,   02/24/28
(h)
3,005 2,906,003
(1-day SOFR + 1.85%), 3.62% ,   03/15/28
(h)
2,685 2,642,074
(1-day SOFR + 1.32%), 4.94% ,   04/23/28
(h)
330 332,880
(3-mo. CME Term SOFR + 1.77%),
3.69% ,   06/05/28
(h)
............... 2,243 2,207,059
(1-day SOFR + 1.73%), 4.48% ,   08/23/28
(h)
1,970 1,968,646
(3-mo. CME Term SOFR + 1.42%),
3.81% ,   04/23/29
(h)
............... 2,385 2,339,367
(3-mo. CME Term SOFR + 1.56%),
4.22% ,   05/01/29
(h)
............... 3,807 3,770,510
(1-day SOFR + 1.77%), 6.48% ,   10/24/29
(h)
1,515 1,607,113
2.60% ,   02/07/30 ................. 2,263 2,065,235
3.80% ,   03/15/30 ................. 3,076 2,965,011
(1-day SOFR + 1.27%), 5.73% ,   04/25/30
(h)
2,865 2,969,763
(1-day SOFR + 1.21%), 5.05% ,   07/23/30
(h)
2,195 2,219,582
(1-day SOFR + 1.14%), 4.69% ,   10/23/30
(h)
1,490 1,486,451
(1-day SOFR + 1.08%), 5.21% ,   01/28/31
(h)
2,530 2,571,947
(1-day SOFR + 1.58%), 5.22% ,   04/23/31
(h)
3,275 3,335,446
(1-day SOFR + 1.09%), 1.99% ,   01/27/32
(h)
2,727 2,324,004
(1-day SOFR + 1.28%), 2.62% ,   04/22/32
(h)
3,007 2,641,004
(1-day SOFR + 1.25%), 2.38% ,   07/21/32
(h)
3,478 2,990,535
(1-day SOFR + 1.26%), 2.65% ,   10/21/32
(h)
2,635 2,285,519
6.13% ,   02/15/33 ................. 1,783 1,919,743
(1-day SOFR + 1.41%), 3.10% ,   02/24/33
(h)
3,428 3,023,603
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-day SOFR + 1.95%), 6.56% ,   10/24/34
(h)
USD 1,245 $ 1,357,186
(1-day SOFR + 1.55%), 5.85% ,   04/25/35
(h)
2,865 2,952,101
(1-day SOFR + 1.55%), 5.33% ,   07/23/35
(h)
3,420 3,399,838
(1-day SOFR + 1.42%), 5.02% ,   10/23/35
(h)
3,830 3,708,300
(1-day SOFR + 1.38%), 5.54% ,   01/28/36
(h)
3,585 3,621,263
6.45% ,   05/01/36 ................. 883 929,420
6.75% ,   10/01/37 ................. 4,940 5,310,017
(3-mo. CME Term SOFR + 1.63%),
4.02% ,   10/31/38
(h)
............... 2,792 2,375,241
(3-mo. CME Term SOFR + 1.69%),
4.41% ,   04/23/39
(h)
............... 1,799 1,581,102
6.25% ,   02/01/41 ................. 2,595 2,705,742
(1-day SOFR + 1.51%), 3.21% ,   04/22/42
(h)
2,348 1,708,557
(1-day SOFR + 1.47%), 2.91% ,   07/21/42
(h)
1,570 1,090,002
(1-day SOFR + 1.63%), 3.44% ,   02/24/43
(h)
2,015 1,494,875
4.80% ,   07/08/44 ................. 1,911 1,670,833
5.15% ,   05/22/45 ................. 1,998 1,767,927
4.75% ,   10/21/45 ................. 1,868 1,618,985
(1-day SOFR + 1.58%), 5.56% ,   11/19/45
(h)
2,630 2,530,848
(1-day SOFR + 1.70%), 5.73% ,   01/28/56
(h)
2,330 2,270,998
Goldman Sachs Private Credit Corp.
(e)
5.88% ,   05/06/28 ................. 175 175,388
6.25% ,   05/06/30 ................. 175 175,037
Golub Capital BDC, Inc.
2.50% ,   08/24/26 ................. 495 476,304
2.05% ,   02/15/27 ................. 565 530,701
7.05% ,   12/05/28 ................. 505 526,199
6.00% ,   07/15/29 ................. 665 666,689
Golub Capital Private Credit Fund
(e)
5.80% ,   09/12/29 ................. 305 300,236
5.88% ,   05/01/30 ................. 15 14,700
Hainan State Farms International Capital HK
Co. Ltd., 6.20%,  01/29/27
(f)
.......... 400 405,960
Haitong International Securities Group Ltd.,
2.13%,  05/20/26
(f)
................ 400 388,186
HAT Holdings I LLC
(e)
3.38% ,   06/15/26 ................. 890 863,862
8.00% ,   06/15/27 ................. 970 998,101
3.75% ,   09/15/30
(d)
................ 600 527,943
Hercules Capital, Inc.
2.63% ,   09/16/26 ................. 115 109,965
3.38% ,   01/20/27 ................. 150 144,043
Hightower Holding LLC
(e)
6.75% ,   04/15/29 ................. 346 330,565
9.13% ,   01/31/30 ................. 420 429,596
HPS Corporate Lending Fund
6.75% ,   01/30/29 ................. 250 257,567
6.25% ,   09/30/29 ................. 510 517,549
Hualu International Finance BVI Ltd.,
2.20%,  10/27/26
(f)
................ 200 190,913
Hutchison Whampoa Finance CI Ltd.,
7.50%,  08/01/27
(e)
............... 115 122,053
Intercontinental Exchange, Inc.
3.10% ,   09/15/27 ................. 966 941,902
4.00% ,   09/15/27 ................. 1,698 1,689,850
3.63% ,   09/01/28 ................. 110 107,785
3.75% ,   09/21/28 ................. 1,067 1,048,712
4.35% ,   06/15/29 ................. 1,483 1,486,403
2.10% ,   06/15/30 ................. 1,706 1,526,221
5.25% ,   06/15/31 ................. 590 611,197
1.85% ,   09/15/32 ................. 2,002 1,639,732
4.60% ,   03/15/33 ................. 1,203 1,185,973
2.65% ,   09/15/40 ................. 1,080 773,991
4.25% ,   09/21/48 ................. 1,298 1,049,416
3.00% ,   06/15/50 ................. 1,352 871,176

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
32
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
4.95% ,   06/15/52 ................. USD 1,508 $ 1,343,174
3.00% ,   09/15/60 ................. 1,068 640,324
5.20% ,   06/15/62 ................. 898 810,082
Invesco Finance plc, 5.38%,  11/30/43 ..... 435 401,094
JAB Holdings BV
(e)
3.75% ,   05/28/51 ................. 615 403,489
4.50% ,   04/08/52 ................. 445 335,827
Jane Street Group
(e)
4.50% ,   11/15/29 ................. 550 523,628
7.13% ,   04/30/31 ................. 1,345 1,386,891
6.13% ,   11/01/32 ................. 1,155 1,135,651
6.75% ,   05/01/33 ................. 510 512,685
Janus Henderson US Holdings, Inc., Series
WI*, 5.45%,  09/10/34 ............. 235 224,373
Jefferies Financial Group, Inc.
4.85% ,   01/15/27 ................. 860 865,169
6.45% ,   06/08/27 ................. 495 511,754
5.88% ,   07/21/28 ................. 1,270 1,303,956
4.15% ,   01/23/30 ................. 1,072 1,032,700
2.63% ,   10/15/31 ................. 1,000 843,530
2.75% ,   10/15/32 ................. 550 450,420
6.20% ,   04/14/34 ................. 1,485 1,504,678
6.25% ,   01/15/36 ................. 585 594,521
6.50% ,   01/20/43 ................. 200 197,688
Joy Treasure Assets Holdings, Inc.
(f)
5.50% ,   02/01/27 ................. 800 808,087
4.50% ,   03/20/29 ................. 200 197,125
5.75% ,   06/06/29 ................. 400 411,700
3.50% ,   09/24/29 ................. 800 755,337
2.75% ,   11/17/30 ................. 600 535,362
KB Securities Co. Ltd., 2.13%,  11/01/26
(f)
... 200 193,143
Khazanah Capital Ltd.
(f)
4.88% ,   06/01/33 ................. 800 792,306
4.76% ,   09/05/34 ................. 400 390,754
Khazanah Global Sukuk Bhd.
(f)
4.69% ,   06/01/28 ................. 800 805,924
4.48% ,   09/05/29 ................. 600 598,225
KKR Group Finance Co. II LLC,
5.50%,  02/01/43
(d) (e)
.............. 206 190,714
KKR Group Finance Co. III LLC,
5.13%,  06/01/44
(e)
............... 1,095 967,933
KKR Group Finance Co. VI LLC,
3.75%,  07/01/29
(e)
............... 1,073 1,037,383
KKR Group Finance Co. VII LLC,
3.63%,  02/25/50
(e)
............... 635 428,249
KKR Group Finance Co. VIII LLC,
3.50%,  08/25/50
(e)
............... 845 557,008
KKR Group Finance Co. X LLC,
3.25%,  12/15/51
(d) (e)
.............. 830 514,353
KKR Group Finance Co. XII LLC,
4.85%,  05/17/32
(e)
............... 751 738,377
Korea Investment & Securities Co. Ltd.
(f)
2.13% ,   07/19/26 ................. 200 193,690
6.88% ,   11/06/26 ................. 400 411,460
Lazard Group LLC
3.63% ,   03/01/27 ................. 393 384,442
4.50% ,   09/19/28 ................. 647 639,392
4.38% ,   03/11/29 ................. 514 503,778
6.00% ,   03/15/31 ................. 335 344,368
Legg Mason, Inc., 5.63%,  01/15/44 ...... 536 514,724
LPL Holdings, Inc.
5.70% ,   05/20/27 ................. 270 275,356
4.63% ,   11/15/27
(e)
................ 1,223 1,215,871
4.90% ,   04/03/28 ................. 125 125,576
6.75% ,   11/17/28 ................. 565 600,635
Security
Par (000)
Par (000) Value
Capital Markets (continued)
4.00% ,   03/15/29
(e)
................ USD 1,305 $ 1,252,000
5.20% ,   03/15/30 ................. 80 80,734
5.15% ,   06/15/30 ................. 125 125,431
4.38% ,   05/15/31
(e)
................ 990 944,230
6.00% ,   05/20/34 ................. 575 585,278
5.75% ,   06/15/35 ................. 125 124,308
Macquarie Bank Ltd.
(e)
5.21% ,   06/15/26
(d)
................ 240 242,550
5.39% ,   12/07/26 ................. 900 915,987
5.27% ,   07/02/27 ................. 805 822,606
3.62% ,   06/03/30 ................. 1,020 947,855
6.80% ,   01/18/33 ................. 815 864,318
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.70%),
3.05% ,   03/03/36
(h)
............... 1,002 880,616
Macquarie Group Ltd.
(e)(h)
(1-day SOFR + 0.91%), 1.63% ,   09/23/27 . 1,000 960,600
(1-day SOFR + 1.00%), 1.94% ,   04/14/28 . 610 579,611
(1-day SOFR + 2.13%), 4.10% ,   06/21/28 . 595 588,302
3.76% ,   11/28/28 ................. 1,070 1,046,132
4.65% ,   03/27/29 ................. 478 477,684
5.03% ,   01/15/30 ................. 1,153 1,162,859
(1-day SOFR + 1.44%), 2.69% ,   06/23/32 . 1,130 988,502
(1-day SOFR + 1.53%), 2.87% ,   01/14/33 . 1,510 1,290,121
(1-day SOFR + 2.41%), 4.44% ,   06/21/33 . 710 668,528
(1-day SOFR + 2.87%), 5.49% ,   11/09/33
(d)
980 980,967
(1-day SOFR + 2.38%), 5.89% ,   06/15/34 . 735 753,215
(1-day SOFR + 2.30%), 6.26% ,   12/07/34
(d)
1,025 1,077,767
Magellan Capital Holdings plc, (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.23%), 8.38%,  07/08/29
(f) (h)
... 200 204,560
Main Street Capital Corp.
3.00% ,   07/14/26 ................. 490 473,870
6.50% ,   06/04/27 ................. 355 360,815
6.95% ,   03/01/29 ................. 160 164,018
Marex Group plc, 6.40%,  11/04/29 ....... 585 597,534
MDGH GMTN RSC Ltd.
2.50% ,   05/21/26
(f)
................. 1,200 1,173,326
3.00% ,   03/28/27
(f)
................. 200 194,597
4.50% ,   11/07/28
(f)
................. 800 803,279
3.75% ,   04/19/29
(f)
................. 600 584,767
2.88% ,   11/07/29
(f)
................. 850 794,649
2.88% ,   05/21/30
(f)
................. 1,000 925,074
2.50% ,   06/03/31
(f)
................. 1,000 886,931
3.38% ,   03/28/32
(f)
................. 800 733,236
5.50% ,   04/28/33
(f)
................. 1,200 1,241,218
4.38% ,   11/22/33
(f)
................. 1,200 1,148,532
5.88% ,   05/01/34
(f)
................. 1,000 1,056,526
5.29% ,   06/04/34
(f)
................. 200 202,495
6.88% ,   11/01/41
(e)
................ 200 228,696
3.70% ,   11/07/49
(f)
................. 1,600 1,166,441
3.95% ,   05/21/50
(f)
................. 2,000 1,520,906
3.40% ,   06/07/51
(f)
................. 1,000 685,813
5.08% ,   05/22/53
(f)
................. 600 543,747
Mdgh Sukuk Ltd., 4.96%,  04/04/34
(f)
...... 1,200 1,216,085
Mirae Asset Securities Co. Ltd.
(f)
6.88% ,   07/26/26 ................. 200 205,002
5.88% ,   01/26/27 ................. 600 610,167
6.00% ,   01/26/29 ................. 600 617,712
Moody's Corp.
3.25% ,   01/15/28 ................. 787 768,781
4.25% ,   02/01/29 ................. 680 676,980
2.00% ,   08/19/31 ................. 710 607,773
4.25% ,   08/08/32 ................. 165 159,241
5.00% ,   08/05/34 ................. 525 521,980

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
33
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
2.75% ,   08/19/41 ................. USD 575 $ 395,748
5.25% ,   07/15/44 ................. 744 695,363
4.88% ,   12/17/48 ................. 460 399,571
3.25% ,   05/20/50 ................. 255 168,593
3.75% ,   02/25/52 ................. 590 434,121
3.10% ,   11/29/61 ................. 485 295,091
Morgan Stanley
3.13% ,   07/27/26 ................. 2,306 2,273,161
6.25% ,   08/09/26 ................. 1,425 1,457,095
4.35% ,   09/08/26 ................. 2,787 2,780,559
3.63% ,   01/20/27 ................. 2,152 2,131,388
3.95% ,   04/23/27 ................. 2,837 2,813,212
(1-day SOFR + 0.88%), 1.59% ,   05/04/27
(h)
3,935 3,820,691
(1-day SOFR + 0.86%), 1.51% ,   07/20/27
(h)
2,500 2,413,765
(1-day SOFR + 1.00%), 2.48% ,   01/21/28
(h)
1,755 1,695,897
(1-day SOFR + 1.01%), 5.65% ,   04/13/28
(h)
2,260 2,308,635
(1-day SOFR + 1.61%), 4.21% ,   04/20/28
(h)
1,739 1,729,751
3.59% ,   07/22/28
(h)
................ 2,871 2,809,417
(1-day SOFR + 2.24%), 6.30% ,   10/18/28
(h)
1,575 1,640,766
(3-mo. CME Term SOFR + 1.40%),
3.77% ,   01/24/29
(h)
............... 2,835 2,784,183
(1-day SOFR + 1.73%), 5.12% ,   02/01/29
(h)
2,115 2,148,499
(1-day SOFR + 1.38%), 4.99% ,   04/12/29
(h)
735 745,016
(1-day SOFR + 1.59%), 5.16% ,   04/20/29
(h)
3,225 3,284,148
(1-day SOFR + 1.63%), 5.45% ,   07/20/29
(h)
1,585 1,625,764
(1-day SOFR + 1.83%), 6.41% ,   11/01/29
(h)
1,360 1,439,310
(1-day SOFR + 1.45%), 5.17% ,   01/16/30
(h)
2,850 2,902,096
(3-mo. CME Term SOFR + 1.89%),
4.43% ,   01/23/30
(h)
............... 2,391 2,373,310
(1-day SOFR + 1.26%), 5.66% ,   04/18/30
(h)
1,970 2,037,971
(1-day SOFR + 1.22%), 5.04% ,   07/19/30
(h)
2,330 2,355,711
(1-day SOFR + 1.10%), 4.65% ,   10/18/30
(h)
3,200 3,189,180
(1-day SOFR + 1.11%), 5.23% ,   01/15/31
(h)
2,125 2,165,762
(1-day SOFR + 1.14%), 2.70% ,   01/22/31
(h)
3,451 3,149,511
(1-day SOFR + 3.12%), 3.62% ,   04/01/31
(h)
2,804 2,660,819
(1-day SOFR + 1.51%), 5.19% ,   04/17/31
(h)
3,125 3,180,460
(1-day SOFR + 1.03%), 1.79% ,   02/13/32
(h)
2,583 2,176,408
7.25% ,   04/01/32 ................. 1,793 2,043,377
(1-day SOFR + 1.02%), 1.93% ,   04/28/32
(h)
2,870 2,417,722
(1-day SOFR + 1.18%), 2.24% ,   07/21/32
(h)
3,340 2,845,982
(1-day SOFR + 1.20%), 2.51% ,   10/20/32
(h)
1,963 1,694,036
(1-day SOFR + 1.29%), 2.94% ,   01/21/33
(h)
3,058 2,680,939
(1-day SOFR + 2.08%), 4.89% ,   07/20/33
(h)
1,615 1,590,710
(1-day SOFR + 2.56%), 6.34% ,   10/18/33
(h)
2,570 2,749,234
(1-day SOFR + 1.87%), 5.25% ,   04/21/34
(h)
3,325 3,324,757
(1-day SOFR + 1.88%), 5.42% ,   07/21/34
(h)
2,330 2,354,306
(1-day SOFR + 2.05%), 6.63% ,   11/01/34
(h)
1,760 1,912,532
(1-day SOFR + 1.73%), 5.47% ,   01/18/35
(h)
2,660 2,687,525
(1-day SOFR + 1.58%), 5.83% ,   04/19/35
(h)
3,090 3,191,755
(1-day SOFR + 1.56%), 5.32% ,   07/19/35
(h)
3,365 3,350,306
(1-day SOFR + 1.42%), 5.59% ,   01/18/36
(h)
1,815 1,841,765
(1-day SOFR + 1.76%), 5.66% ,   04/17/36
(h)
1,630 1,664,961
(1-day SOFR + 1.36%), 2.48% ,   09/16/36
(h)
3,218 2,680,053
(1-day SOFR + 2.62%), 5.30% ,   04/20/37
(h)
1,265 1,233,574
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.43%),
5.95% ,   01/19/38
(h)
............... 2,375 2,390,877
3.97% ,   07/22/38
(h)
................ 2,304 1,981,974
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.80%),
5.94% ,   02/07/39
(h)
............... 1,145 1,151,923
(3-mo. CME Term SOFR + 1.69%),
4.46% ,   04/22/39
(h)
............... 1,291 1,176,321
(1-day SOFR + 1.49%), 3.22% ,   04/22/42
(h)
2,230 1,642,720
6.38% ,   07/24/42 ................. 2,072 2,219,974
Security
Par (000)
Par (000) Value
Capital Markets (continued)
4.30% ,   01/27/45 ................. USD 2,885 $ 2,390,317
4.38% ,   01/22/47 ................. 2,514 2,090,962
(1-day SOFR + 4.84%), 5.60% ,   03/24/51
(h)
2,200 2,131,781
(1-day SOFR + 1.43%), 2.80% ,   01/25/52
(h)
2,209 1,335,481
(1-day SOFR + 1.71%), 5.52% ,   11/19/55
(h)
2,260 2,159,751
Morgan Stanley Direct Lending Fund
4.50% ,   02/11/27
(d)
................ 70 69,398
6.15% ,   05/17/29 ................. 305 310,675
MSCI, Inc.
(e)
4.00% ,   11/15/29 ................. 1,115 1,067,058
3.63% ,   09/01/30 ................. 893 825,688
3.88% ,   02/15/31 ................. 1,060 984,420
3.63% ,   11/01/31 ................. 690 623,955
3.25% ,   08/15/33 ................. 695 594,640
MSD Investment Corp., 6.25%,  05/31/30
(e)
.. 185 181,575
Mumtalakat Sukuk Holding Co.,
4.10%,  01/21/27
(f)
................ 400 386,035
Nasdaq, Inc.
3.85% ,   06/30/26 ................. 945 940,969
5.35% ,   06/28/28 ................. 1,040 1,068,123
1.65% ,   01/15/31 ................. 803 686,796
5.55% ,   02/15/34 ................. 1,251 1,283,773
2.50% ,   12/21/40 ................. 680 463,604
3.25% ,   04/28/50 ................. 585 386,970
3.95% ,   03/07/52 ................. 512 378,790
5.95% ,   08/15/53
(d)
................ 775 778,570
6.10% ,   06/28/63 .................. 595 594,319
Neuberger Berman Group LLC
(e)
4.50% ,   03/15/27 ................. 495 495,276
4.88% ,   04/15/45
(d)
................ 475 404,774
New Mountain Finance Corp.
6.20% ,   10/15/27 ................. 325 324,970
6.88% ,   02/01/29 ................. 40 40,333
NH Investment & Securities Co. Ltd.,
1.88%,  10/07/26
(f)
................ 400 385,012
Nomura Holdings, Inc.
1.65% ,   07/14/26 ................. 1,260 1,216,916
2.33% ,   01/22/27 ................. 1,260 1,212,005
5.59% ,   07/02/27 ................. 635 646,987
5.39% ,   07/06/27 ................. 635 644,058
5.84% ,   01/18/28 ................. 530 545,292
6.07% ,   07/12/28 ................. 450 468,093
2.17% ,   07/14/28 ................. 1,240 1,147,500
2.71% ,   01/22/29 ................. 1,020 946,857
5.61% ,   07/06/29 ................. 460 472,113
3.10% ,   01/16/30 ................. 1,065 984,882
2.68% ,   07/16/30 ................. 1,340 1,197,089
2.61% ,   07/14/31 ................. 885 767,419
3.00% ,   01/22/32 ................. 880 763,729
6.18% ,   01/18/33 ................. 635 664,907
6.09% ,   07/12/33 ................. 655 686,045
5.78% ,   07/03/34 ................. 985 1,001,242
Northern Trust Corp.
4.00% ,   05/10/27 ................. 1,655 1,651,892
3.65% ,   08/03/28 ................. 696 685,227
3.15% ,   05/03/29 ................. 639 613,395
1.95% ,   05/01/30 ................. 1,430 1,270,506
3.38% ,   05/08/32
(h)
................ 729 704,563
6.13% ,   11/02/32 ................. 650 699,198
Nuveen Churchill Direct Lending Corp.,
6.65%,  03/15/30 ................ 25 25,378
Nuveen LLC
(e)
4.00% ,   11/01/28 ................. 1,153 1,144,754
5.55% ,   01/15/30 ................. 600 622,232
5.85% ,   04/15/34 ................. 620 637,010

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
34
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Oaktree Specialty Lending Corp.
2.70% ,   01/15/27 ................. USD 710 $ 670,158
7.10% ,   02/15/29 ................. 415 422,483
6.34% ,   02/27/30 ................. 145 143,076
Oaktree Strategic Credit Fund
8.40% ,   11/14/28 ................. 250 268,955
6.50% ,   07/23/29
(d)
................ 360 366,356
Ontario Teachers' Finance Trust,
1.25%,  09/27/30
(e)
............... 1,500 1,292,866
Osaic Holdings, Inc., 10.75%,  08/01/27
(e)
... 340 340,570
Otel Sukuk Ltd., 5.38%,  01/24/31
(f)
....... 400 398,160
Pioneer Reward Ltd.
(f)
5.25% ,   08/09/26 ................. 800 809,606
(SOFR Index + 0.90%), 5.21% ,   11/29/26
(h)
200 200,572
Prospect Capital Corp.
(d)
3.36% ,   11/15/26 ................. 455 426,131
3.44% ,   10/15/28 ................. 440 384,692
Raymond James Financial, Inc.
4.65% ,   04/01/30 ................. 722 727,001
4.95% ,   07/15/46 ................. 882 779,489
3.75% ,   04/01/51 ................. 771 547,303
Rongshi International Finance Ltd.
(f)
1.88% ,   11/22/26 ................. 600 578,893
3.63% ,   05/04/27 ................. 800 793,600
S&P Global, Inc.
2.95% ,   01/22/27 ................. 595 583,669
2.45% ,   03/01/27 ................. 970 942,854
4.75% ,   08/01/28 ................. 830 842,857
2.70% ,   03/01/29 ................. 1,045 986,404
4.25% ,   05/01/29 ................. 1,123 1,119,636
2.50% ,   12/01/29 ................. 670 620,229
1.25% ,   08/15/30 ................. 341 290,921
2.90% ,   03/01/32 ................. 485 434,097
5.25% ,   09/15/33 ................. 675 691,081
3.25% ,   12/01/49 ................. 799 555,023
3.70% ,   03/01/52 ................. 1,050 783,761
2.30% ,   08/15/60 ................. 998 504,813
3.90% ,   03/01/62 ................. 470 346,283
SFG International Holdings Co. Ltd.,
2.40%,  06/03/26
(f)
................ 200 192,220
Shenwan Hongyuan International Finance Ltd.,
1.80%,  07/14/26
(f)
................ 200 193,769
Sixth Street Lending Partners
6.50% ,   03/11/29 ................. 540 549,274
5.75% ,   01/15/30 ................. 620 613,014
6.13% ,   07/15/30
(e)
................ 15 15,055
Sixth Street Specialty Lending, Inc.
2.50% ,   08/01/26 ................. 320 309,146
6.95% ,   08/14/28 ................. 140 145,583
6.13% ,   03/01/29
(d)
................ 90 91,114
5.63% ,   08/15/30 ................. 195 192,906
SMIC SG Holdings Pte. Ltd., 5.38%,  07/24/29
(f)
600 600,661
State Elite Global Ltd., 1.50%,  09/29/26
(f)
... 600 578,924
State Street Bank & Trust Co.
4.59% ,   11/25/26 ................. 500 504,414
4.78% ,   11/23/29 ................. 540 549,020
State Street Corp.
2.65% ,   05/19/26 ................. 682 671,815
5.27% ,   08/03/26 ................. 705 714,469
4.99% ,   03/18/27 ................. 1,200 1,217,989
4.33% ,   10/22/27 ................. 1,060 1,065,084
(1-day SOFR + 0.56%), 1.68% ,   11/18/27
(h)
320 307,048
(1-day SOFR + 0.73%), 2.20% ,   02/07/28
(h)
400 385,456
4.54% ,   02/28/28 ................. 600 606,293
(1-day SOFR + 0.95%), 4.54% ,   04/24/28
(h)
285 287,022
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-day SOFR + 1.72%), 5.82% ,   11/04/28
(h)
USD 445 $ 461,619
(1-day SOFR + 1.02%), 4.53% ,   02/20/29
(h)
1,055 1,060,583
(1-day SOFR + 1.48%), 5.68% ,   11/21/29
(h)
1,095 1,139,731
(3-mo. CME Term SOFR + 1.29%),
4.14% ,   12/03/29
(h)
............... 580 574,887
2.40% ,   01/24/30 ................. 1,013 932,272
4.73% ,   02/28/30 ................. 680 688,013
4.83% ,   04/24/30 ................. 725 735,597
2.20% ,   03/03/31 ................. 1,080 941,886
(1-day SOFR + 2.65%), 3.15% ,   03/30/31
(h)
678 635,409
(1-day SOFR + 1.05%), 4.68% ,   10/22/32
(h)
980 975,665
(1-day SOFR + 1.00%), 2.62% ,   02/07/33
(h)
515 447,166
(1-day SOFR + 1.61%), 4.42% ,   05/13/33
(h)
585 567,710
(1-day SOFR + 1.73%), 4.16% ,   08/04/33
(h)
697 662,302
(1-day SOFR + 1.57%), 4.82% ,   01/26/34
(h)
800 785,900
(1-day SOFR + 1.89%), 5.16% ,   05/18/34
(h)
595 600,382
(1-day SOFR + 1.49%), 3.03% ,   11/01/34
(h)
668 609,904
(1-day SOFR + 1.96%), 6.12% ,   11/21/34
(h)
615 642,408
(1-day SOFR + 1.22%), 5.15% ,   02/28/36
(h)
600 602,153
Stifel Financial Corp., 4.00%,  05/15/30 .... 385 367,011
StoneX Group, Inc., 7.88%,  03/01/31
(e)
.... 540 562,130
Suci Second Investment Co.
(f)
4.38% ,   09/10/27 ................. 1,400 1,390,575
6.00% ,   10/25/28 ................. 2,200 2,285,664
5.17% ,   03/05/31 ................. 2,000 2,023,484
6.25% ,   10/25/33 ................. 1,400 1,505,142
SURA Asset Management SA,
4.38%,  04/11/27
(f)
................ 400 395,971
Temasek Financial I Ltd.
(e)
3.63% ,   08/01/28
(d)
................ 1,100 1,090,809
1.00% ,   10/06/30 ................. 500 426,831
1.63% ,   08/02/31
(d)
................ 1,000 866,860
5.38% ,   11/23/39 ................. 750 806,800
2.38% ,   08/02/41 ................. 750 534,212
3.38% ,   07/23/42 ................. 500 408,473
2.25% ,   04/06/51 ................. 850 513,464
2.75% ,   08/02/61 ................. 1,100 688,366
2.50% ,   10/06/70 ................. 1,000 568,238
TFI Overseas Investment Ltd.,
6.25%,  05/31/26
(f)
................ 600 598,869
TPG Operating Group II LP, 5.88%,  03/05/34 545 549,916
TVF Varlik Kiralama A/S, 6.95%,  01/23/30
(f)
.. 1,000 991,685
UBS AG
1.25% ,   06/01/26 ................. 1,160 1,123,692
1.25% ,   08/07/26 ................. 1,420 1,366,259
5.00% ,   07/09/27 ................. 1,815 1,842,788
(1-day SOFR + 0.72%), 4.86% ,   01/10/28
(h)
320 321,965
7.50% ,   02/15/28 ................. 1,860 2,012,211
5.65% ,   09/11/28 ................. 645 670,356
4.50% ,   06/26/48 ................. 1,447 1,216,557
UBS Group AG
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.05%),
4.70% ,   08/05/27
(e) (h)
.............. 1,635 1,634,452
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.85%),
1.49% ,   08/10/27
(e) (h)
.............. 2,050 1,968,412
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.60%),
6.33% ,   12/22/27
(e) (h)
.............. 1,415 1,452,842
4.28% ,   01/09/28
(e)
................ 1,975 1,957,114
4.25% ,   03/23/28
(e)
................ 2,160 2,138,046
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.75%),
4.75% ,   05/12/28
(e) (h)
.............. 1,145 1,147,546

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
35
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-day SOFR + 3.70%),
6.44% ,   08/11/28
(e) (h)
.............. USD 1,740 $ 1,806,780
3.87% ,   01/12/29
(e) (h)
............... 2,177 2,133,549
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.80%),
6.25% ,   09/22/29
(e) (h)
.............. 1,710 1,792,554
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.52%),
5.43% ,   02/08/30
(e) (h)
.............. 2,200 2,249,921
3.13% ,   08/13/30
(e) (h)
............... 1,900 1,777,146
(10-Year USD SOFR ICE Swap Rate +
1.34%), 5.62% ,   09/13/30
(e) (h)
........ 830 854,815
(1-day SOFR + 3.73%),
4.19% ,   04/01/31
(e) (h)
.............. 2,845 2,758,116
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.00%),
2.10% ,   02/11/32
(e) (h)
.............. 1,180 1,007,113
(1-day SOFR + 1.73%),
3.09% ,   05/14/32
(e) (h)
.............. 3,100 2,774,743
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.10%),
2.75% ,   02/11/33
(e) (h)
.............. 1,485 1,269,189
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.40%),
4.99% ,   08/05/33
(e) (h)
.............. 1,310 1,286,809
(1-day SOFR + 3.92%),
6.54% ,   08/12/33
(e) (h)
.............. 2,515 2,695,475
(1-day SOFR + 5.02%),
9.02% ,   11/15/33
(e) (h)
.............. 1,590 1,942,861
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.20%),
5.96% ,   01/12/34
(e) (h)
.............. 2,225 2,308,959
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.00%),
6.30% ,   09/22/34
(e) (h)
.............. 2,350 2,490,866
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.77%),
5.70% ,   02/08/35
(e) (h)
.............. 1,800 1,841,747
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.10%),
3.18% ,   02/11/43
(e) (h)
.............. 1,878 1,342,371
4.88% ,   05/15/45 ................. 2,247 1,974,745
(10-Year USD SOFR ICE Swap Rate +
1.86%), 5.38% ,   09/06/45
(e) (h)
........ 900 848,599
USAA Capital Corp.
(e)
5.25% ,   06/01/27 ................. 300 306,484
2.13% ,   05/01/30 ................. 555 501,484
VFH Parent LLC, 7.50%,  06/15/31
(e)
...... 535 549,641
Western & Southern Financial Group, Inc.,
5.75%,  07/15/33
(e)
............... 615 636,533
XP, Inc., 6.75%,  07/02/29
(d) (f)
........... 800 810,779
Zhongyuan Zhicheng Co. Ltd.
(f)
3.20% ,   07/06/26 ................. 400 390,736
5.90% ,   06/20/27 ................. 400 407,415
Zhuji Development Ltd., 5.55%,  08/20/27
(f)
.. 400 402,668
679,027,425
Chemicals — 0.5%
Air Liquide Finance SA
(e)
2.50% ,   09/27/26 ................. 930 909,992
2.25% ,   09/10/29 ................. 1,000 926,710
3.50% ,   09/27/46 ................. 615 452,712
Air Products & Chemicals, Inc.
1.85% ,   05/15/27 ................. 656 628,644
4.60% ,   02/08/29 ................. 1,025 1,039,711
2.05% ,   05/15/30 ................. 1,085 970,802
Security
Par (000)
Par (000) Value
Chemicals (continued)
4.75% ,   02/08/31 ................. USD 710 $ 720,228
4.80% ,   03/03/33 ................. 1,025 1,026,055
4.85% ,   02/08/34 ................. 855 851,522
2.70% ,   05/15/40 ................. 843 607,956
2.80% ,   05/15/50 ................. 1,037 652,757
Albemarle Corp.
4.65% ,   06/01/27 ................. 325 317,197
5.05% ,   06/01/32
(d)
................ 675 621,632
5.45% ,   12/01/44 ................. 372 301,365
5.65% ,   06/01/52
(d)
................ 535 431,689
Alpek SAB de CV
(d)(f)
4.25% ,   09/18/29 ................. 400 372,480
3.25% ,   02/25/31 ................. 600 512,123
Ashland, Inc.
3.38% ,   09/01/31
(d) (e)
............... 455 394,969
6.88% ,   05/15/43 ................. 285 296,001
ASP Unifrax Holdings, Inc., 5.25%,  09/30/28
(e)
50 21,449
Avient Corp.
(e)
7.13% ,   08/01/30 ................. 710 721,924
6.25% ,   11/01/31 ................. 630 622,728
Axalta Coating Systems Dutch Holding B BV,
7.25%,  02/15/31
(e)
............... 510 528,401
Axalta Coating Systems LLC
(e)
4.75% ,   06/15/27 ................. 477 471,188
3.38% ,   02/15/29 ................. 690 639,893
Bayport Polymers LLC, 5.14%,  04/14/32
(e)
.. 70 66,903
Braskem America Finance Co.,
7.13%,  07/22/41
(d) (f)
............... 600 465,250
Braskem Idesa SAPI
(d)(f)
7.45% ,   11/15/29 ................. 1,000 771,612
6.99% ,   02/20/32 ................. 1,000 723,759
Braskem Netherlands Finance BV
(f)
4.50% ,   01/10/28
(d)
................ 1,200 1,079,139
4.50% ,   01/31/30 ................. 1,400 1,160,664
8.50% ,   01/12/31 ................. 800 767,848
7.25% ,   02/13/33 ................. 1,000 874,542
8.00% ,   10/15/34 ................. 800 713,279
5.88% ,   01/31/50
(d)
................ 800 539,764
Cabot Corp.
4.00% ,   07/01/29 ................. 565 546,445
5.00% ,   06/30/32 ................. 555 548,666
Celanese US Holdings LLC
1.40% ,   08/05/26 ................. 305 290,949
6.41% ,   07/15/27 ................. 1,357 1,367,595
6.60% ,   11/15/28 ................. 1,060 1,070,772
6.58% ,   07/15/29 ................. 675 680,956
6.50% ,   04/15/30 ................. 290 283,150
6.80% ,   11/15/30 ................. 970 969,392
6.63% ,   07/15/32 ................. 1,135 1,115,775
6.75% ,   04/15/33
(d)
................ 440 412,637
6.95% ,   11/15/33
(d)
................ 865 866,972
Cerdia Finanz GmbH, 9.38%,  10/03/31
(e)
... 890 893,494
CF Industries, Inc.
4.50% ,   12/01/26
(e)
................ 795 793,609
5.15% ,   03/15/34 ................. 745 720,362
4.95% ,   06/01/43 ................. 691 589,324
5.38% ,   03/15/44 ................. 675 606,625
Chemours Co. (The)
5.38% ,   05/15/27 ................. 490 476,630
5.75% ,   11/15/28
(e)
................ 810 733,556
4.63% ,   11/15/29
(e)
................ 662 554,295
8.00% ,   01/15/33
(e)
................ 670 603,736
Chevron Phillips Chemical Co. LLC
(e)
3.40% ,   12/01/26 ................. 790 778,265
3.70% ,   06/01/28 ................. 355 348,322

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
36
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
4.75% ,   05/15/30 ................. USD 400 $ 402,688
CNAC HK Finbridge Co. Ltd.
(f)
4.13% ,   07/19/27 ................. 1,400 1,384,891
5.13% ,   03/14/28 ................. 1,950 1,966,915
3.88% ,   06/19/29 ................. 800 769,319
3.00% ,   09/22/30 ................. 1,000 910,419
Consolidated Energy Finance SA
(e)
6.50% ,   05/15/26 ................. 230 222,301
5.63% ,   10/15/28 ................. 570 445,351
12.00% ,   02/15/31
(d)
............... 630 568,068
CVR Partners LP, 6.13%,  06/15/28
(e)
...... 515 498,538
Dow Chemical Co. (The)
4.80% ,   11/30/28 ................. 1,000 1,010,913
7.38% ,   11/01/29 ................. 800 879,640
2.10% ,   11/15/30 ................. 1,050 911,050
6.30% ,   03/15/33
(d)
................ 610 648,307
5.15% ,   02/15/34
(d)
................ 605 593,585
4.25% ,   10/01/34 ................. 517 461,534
5.35% ,   03/15/35 ................. 475 461,928
9.40% ,   05/15/39 ................. 571 728,203
5.25% ,   11/15/41 ................. 733 651,263
4.38% ,   11/15/42 ................. 1,328 1,045,763
4.63% ,   10/01/44 ................. 521 416,309
5.55% ,   11/30/48 ................. 905 807,822
4.80% ,   05/15/49 ................. 654 520,074
3.60% ,   11/15/50 ................. 1,251 819,034
6.90% ,   05/15/53 ................. 830 868,554
5.60% ,   02/15/54 ................. 485 428,789
5.95% ,   03/15/55 ................. 475 441,267
DuPont de Nemours, Inc.
4.73% ,   11/15/28 ................. 2,693 2,720,265
5.32% ,   11/15/38 ................. 1,271 1,301,309
5.42% ,   11/15/48 ................. 1,576 1,538,731
Eastman Chemical Co.
4.50% ,   12/01/28 ................. 517 514,734
5.00% ,   08/01/29 ................. 940 947,401
5.75% ,   03/08/33 ................. 300 307,056
5.63% ,   02/20/34 ................. 345 343,567
4.80% ,   09/01/42 ................. 615 524,582
4.65% ,   10/15/44 ................. 844 693,494
Ecolab, Inc.
2.70% ,   11/01/26 ................. 775 760,527
1.65% ,   02/01/27 ................. 215 206,596
3.25% ,   12/01/27 ................. 399 391,705
5.25% ,   01/15/28 ................. 786 811,414
4.80% ,   03/24/30 ................. 915 933,866
1.30% ,   01/30/31 ................. 698 585,359
2.13% ,   02/01/32 ................. 830 706,638
5.50% ,   12/08/41 ................. 80 79,823
3.95% ,   12/01/47 ................. 550 436,419
2.13% ,   08/15/50 ................. 985 527,392
2.70% ,   12/15/51 ................. 943 565,781
2.75% ,   08/18/55 ................. 474 280,485
EIDP, Inc.
4.50% ,   05/15/26 ................. 330 330,483
2.30% ,   07/15/30 ................. 602 543,197
4.80% ,   05/15/33 ................. 190 186,530
Element Solutions, Inc., 3.88%,  09/01/28
(e)
.. 820 776,336
EQUATE Petrochemical Co. KSC,
4.25%,  11/03/26
(f)
................ 1,100 1,088,981
Equate Sukuk Spc Ltd., 5.00%,  09/05/31
(f)
.. 800 797,221
FMC Corp.
5.15% ,   05/18/26 ................. 430 430,615
3.20% ,   10/01/26 ................. 523 511,071
3.45% ,   10/01/29 ................. 466 428,173
Security
Par (000)
Par (000) Value
Chemicals (continued)
5.65% ,   05/18/33 ................. USD 530 $ 511,747
4.50% ,   10/01/49 ................. 570 409,479
6.38% ,   05/18/53 ................. 540 495,078
FXI Holdings, Inc.
12.25% ,   11/15/26
(d) (e)
.............. 1,306 1,152,106
GC Treasury Center Co. Ltd.
(f)
2.98% ,   03/18/31 ................. 1,000 863,804
4.30% ,   03/18/51 ................. 300 212,024
GPD Cos., Inc., 10.13%,  04/01/26
(d) (e)
..... 490 442,420
Hanwha Totalenergies Petrochemical Co. Ltd.,
5.50%,  07/18/29
(f)
................ 400 406,741
HB Fuller Co.
4.00% ,   02/15/27 ................. 305 296,920
4.25% ,   10/15/28
(d)
................ 290 274,299
Herens Holdco SARL, 4.75%,  05/15/28
(e)
... 350 304,716
Huntsman International LLC
4.50% ,   05/01/29 ................. 944 889,772
2.95% ,   06/15/31 ................. 423 348,463
5.70% ,   10/15/34 ................. 375 337,915
ICL Group Ltd., 6.38%,  05/31/38
(e) (f)
...... 753 753,153
Illuminate Buyer LLC, 9.00%,  07/01/28
(e)
... 464 464,121
INEOS Finance plc
(e)
6.75% ,   05/15/28 ................. 425 418,775
7.50% ,   04/15/29 ................. 720 676,905
INEOS Quattro Finance 2 plc,
9.63%,  03/15/29
(e)
............... 390 375,256
Ingevity Corp., 3.88%,  11/01/28
(e)
........ 540 499,804
Innophos Holdings, Inc., 11.50%,  06/15/29
(e)
. 473 477,973
International Flavors & Fragrances, Inc.
1.83% ,   10/15/27
(e)
................ 1,310 1,223,986
4.45% ,   09/26/28 ................. 595 591,922
2.30% ,   11/01/30
(e)
................ 1,313 1,142,063
3.27% ,   11/15/40
(e)
................ 300 215,721
4.38% ,   06/01/47 ................. 906 685,716
5.00% ,   09/26/48 ................. 975 811,852
3.47% ,   12/01/50
(e)
................ 1,030 663,498
Kobe U.S. Midco 2, Inc., 9.25%, (9.25% Cash
or 10.00% PIK), 11/01/26
(d) (e) (i)
......... 250 202,818
Kraton Corp., 5.00%,  07/15/27
(f)
......... 1,000 1,014,058
LG Chem Ltd.
(f)
1.38% ,   07/07/26 ................. 600 577,775
3.63% ,   04/15/29 ................. 400 381,412
2.38% ,   07/07/31
(d)
................ 600 512,847
Linde, Inc.
1.10% ,   08/10/30 ................. 645 552,651
3.55% ,   11/07/42 ................. 516 402,816
2.00% ,   08/10/50 ................. 800 413,693
LSB Industries, Inc., 6.25%,  10/15/28
(e)
.... 475 445,560
Lubrizol Corp. (The), 6.50%,  10/01/34 ..... 425 476,278
LYB Finance Co. BV, 8.10%,  03/15/27
(e)
.... 440 465,597
LYB International Finance BV
5.25% ,   07/15/43 ................. 782 680,152
4.88% ,   03/15/44 ................. 1,089 899,753
LYB International Finance II BV,
3.50%,  03/02/27 ................ 340 333,790
LYB International Finance III LLC
2.25% ,   10/01/30 ................. 645 562,700
5.63% ,   05/15/33 ................. 890 893,533
5.50% ,   03/01/34 ................. 760 739,422
3.38% ,   10/01/40 ................. 690 495,391
4.20% ,   10/15/49 ................. 890 637,575
4.20% ,   05/01/50 ................. 1,044 749,801
3.63% ,   04/01/51 ................. 1,046 675,562
3.80% ,   10/01/60 ................. 695 432,730

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
37
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
LyondellBasell Industries NV,
4.63%,  02/26/55
(d)
............... USD 585 $ 444,145
Ma'aden Sukuk Ltd., 5.25%,  02/13/30
(e)
.... 600 609,022
Mativ Holdings, Inc., 8.00%,  10/01/29
(d) (e)
... 415 340,456
MEGlobal BV, 2.63%,  04/28/28
(f)
........ 800 750,112
MEGlobal Canada ULC, 5.88%,  05/18/30
(f)
.. 600 623,235
Methanex Corp.
5.13% ,   10/15/27 ................. 680 665,967
5.25% ,   12/15/29 ................. 676 641,415
5.65% ,   12/01/44 ................. 300 229,975
Methanex US Operations, Inc.,
6.25%,  03/15/32
(e)
............... 575 543,716
Minerals Technologies, Inc., 5.00%,  07/01/28
(e)
410 395,644
Mosaic Co. (The)
4.05% ,   11/15/27 ................. 1,040 1,027,899
5.38% ,   11/15/28 ................. 455 465,392
5.45% ,   11/15/33 ................. 609 608,416
4.88% ,   11/15/41 ................. 520 457,983
5.63% ,   11/15/43 ................. 380 360,770
NewMarket Corp., 2.70%,  03/18/31 ...... 400 351,638
Nufarm Australia Ltd., 5.00%,  01/27/30
(e)
... 345 319,081
Nutrien Ltd.
4.00% ,   12/15/26 ................. 493 489,196
4.50% ,   03/12/27 ................. 375 376,078
5.20% ,   06/21/27 ................. 475 482,206
4.90% ,   03/27/28 ................. 665 674,496
4.20% ,   04/01/29 ................. 793 783,403
2.95% ,   05/13/30 ................. 766 707,042
5.25% ,   03/12/32 ................. 575 578,938
5.40% ,   06/21/34 ................. 450 451,599
4.13% ,   03/15/35 ................. 649 580,841
5.88% ,   12/01/36 ................. 435 445,043
5.63% ,   12/01/40 ................. 190 186,467
6.13% ,   01/15/41 ................. 195 197,888
4.90% ,   06/01/43 ................. 254 226,257
5.25% ,   01/15/45 ................. 578 526,572
5.00% ,   04/01/49 ................. 656 575,265
3.95% ,   05/13/50 ................. 550 402,624
5.80% ,   03/27/53 ................. 575 557,855
OCI NV, 6.70%,  03/16/33
(e)
............ 615 671,416
Olin Corp.
5.63% ,   08/01/29 ................. 620 601,540
5.00% ,   02/01/30
(d)
................ 474 445,281
6.63% ,   04/01/33
(e)
................ 630 597,972
Olympus Water US Holding Corp.
(e)
7.13% ,   10/01/27 ................. 315 315,790
4.25% ,   10/01/28 ................. 815 752,793
9.75% ,   11/15/28 ................. 1,650 1,724,427
6.25% ,   10/01/29
(d)
................ 415 381,794
7.25% ,   06/15/31 ................. 795 796,333
Orbia Advance Corp. SAB de CV
(f)
1.88% ,   05/11/26 ................. 405 392,554
4.00% ,   10/04/27 ................. 400 386,683
2.88% ,   05/11/31 ................. 400 327,395
6.75% ,   09/19/42 ................. 400 371,747
5.88% ,   09/17/44
(d)
................ 800 664,222
5.50% ,   01/15/48 ................. 600 464,183
PPG Industries, Inc.
3.75% ,   03/15/28 ................. 566 557,209
2.80% ,   08/15/29 ................. 235 219,085
2.55% ,   06/15/30 ................. 110 100,109
Rain Carbon, Inc., 12.25%,  09/01/29
(d) (e)
.... 460 467,506
RPM International, Inc.
3.75% ,   03/15/27 ................. 715 704,660
4.55% ,   03/01/29 ................. 580 575,822
Security
Par (000)
Par (000) Value
Chemicals (continued)
2.95% ,   01/15/32 ................. USD 430 $ 372,297
5.25% ,   06/01/45 ................. 220 203,673
4.25% ,   01/15/48 ................. 200 163,702
SABIC Capital I BV
(f)
2.15% ,   09/14/30 ................. 400 349,674
3.00% ,   09/14/50 ................. 600 395,060
SABIC Capital II BV, 4.50%,  10/10/28
(f)
.... 1,000 994,539
Sasol Financing USA LLC
4.38% ,   09/18/26 ................. 600 574,586
6.50% ,   09/27/28 ................. 800 742,685
8.75% ,   05/03/29
(f)
................. 1,000 949,931
5.50% ,   03/18/31
(d)
................ 800 617,274
SCIH Salt Holdings, Inc.
(e)
4.88% ,   05/01/28 ................. 1,134 1,087,479
6.63% ,   05/01/29 ................. 690 670,887
SCIL IV LLC, 5.38%,  11/01/26
(e)
......... 805 794,669
Scotts Miracle-Gro Co. (The)
5.25% ,   12/15/26 ................. 425 421,916
4.50% ,   10/15/29
(d)
................ 405 378,594
4.00% ,   04/01/31 ................. 485 424,983
4.38% ,   02/01/32 ................. 405 354,272
Sherwin-Williams Co. (The)
3.45% ,   06/01/27 ................. 1,706 1,675,508
4.55% ,   03/01/28 ................. 605 608,148
2.95% ,   08/15/29 ................. 874 818,157
2.30% ,   05/15/30 ................. 560 500,948
4.80% ,   09/01/31 ................. 560 560,554
2.20% ,   03/15/32 ................. 635 535,651
4.00% ,   12/15/42 ................. 110 86,581
4.55% ,   08/01/45 ................. 420 347,476
4.50% ,   06/01/47 ................. 1,314 1,089,782
3.80% ,   08/15/49 ................. 550 395,814
3.30% ,   05/15/50 ................. 630 416,396
2.90% ,   03/15/52 ................. 605 360,801
SK Invictus Intermediate II SARL,
5.00%,  10/30/29
(e)
............... 710 666,412
SNF Group SACA
(e)
3.13% ,   03/15/27 ................. 380 361,779
3.38% ,   03/15/30 ................. 380 343,345
Sociedad Quimica y Minera de Chile SA
(f)
4.25% ,   05/07/29 ................. 400 388,469
6.50% ,   11/07/33 ................. 800 829,312
5.50% ,   09/10/34
(d)
................ 800 773,497
4.25% ,   01/22/50 ................. 400 300,379
3.50% ,   09/10/51
(d)
................ 600 379,889
Syensqo Finance America LLC
(e)
5.65% ,   06/04/29 ................. 410 420,986
5.85% ,   06/04/34 ................. 510 517,238
Syngenta Finance NV, 5.18%,  04/24/28
(e)
... 690 695,699
Tronox, Inc., 4.63%,  03/15/29
(e)
......... 1,060 861,159
UPL Corp. Ltd., 4.63%,  06/16/30
(f)
....... 400 347,726
Vibrantz Technologies, Inc.,
9.00%,  02/15/30
(d) (e)
.............. 763 583,235
Westlake Corp.
3.60% ,   08/15/26 ................. 731 721,679
3.38% ,   06/15/30 ................. 390 364,822
2.88% ,   08/15/41 ................. 485 318,658
5.00% ,   08/15/46 ................. 703 598,036
4.38% ,   11/15/47 ................. 450 344,632
3.13% ,   08/15/51 ................. 615 370,884
3.38% ,   08/15/61 ................. 435 253,098
WR Grace Holdings LLC
(e)
4.88% ,   06/15/27 ................. 745 722,559
5.63% ,   08/15/29 ................. 1,144 1,014,148
7.38% ,   03/01/31 ................. 365 366,689

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
38
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Xianjin Industry Investment Co. Ltd.,
5.80%,  09/05/26
(f)
................ USD 200 $ 201,832
Yara International ASA
3.80% ,   06/06/26
(e)
................ 65 64,330
4.75% ,   06/01/28
(e)
................ 1,135 1,130,906
3.15% ,   06/04/30
(e)
................ 915 838,368
7.38% ,   11/14/32
(f)
................. 655 715,175
166,060,969
Commercial Services & Supplies — 0.3%
ACCO Brands Corp., 4.25%,  03/15/29
(e)
.... 585 507,990
ADT Security Corp. (The)
(e)
4.13% ,   08/01/29 ................. 985 929,392
4.88% ,   07/15/32 ................. 710 669,062
Allied Universal Holdco LLC
(e)
9.75% ,   07/15/27 ................. 999 1,001,890
4.63% ,   06/01/28 ................. 1,970 1,889,573
6.00% ,   06/01/29
(d)
................ 955 897,302
7.88% ,   02/15/31 ................. 2,280 2,329,502
Ambipar Lux SARL, 9.88%,  02/06/31
(f)
..... 638 612,395
APi Group DE, Inc.
(e)
4.13% ,   07/15/29 ................. 338 316,195
4.75% ,   10/15/29 ................. 285 268,437
Aramark Services, Inc., 5.00%,  02/01/28
(e)
.. 1,103 1,085,657
Brink's Co. (The)
(e)
4.63% ,   10/15/27 ................. 594 584,829
6.50% ,   06/15/29 ................. 405 413,255
6.75% ,   06/15/32 ................. 390 399,403
California Endowment (The), Series 2021,
2.50%,  04/01/51 ................ 510 299,446
Cimpress plc, 7.38%,  09/15/32
(e)
........ 535 488,016
Cintas Corp. No. 2
3.70% ,   04/01/27 ................. 994 985,221
4.20% ,   05/01/28 ................. 375 376,257
4.00% ,   05/01/32 ................. 355 339,353
Clean Harbors, Inc.
(e)
4.88% ,   07/15/27 ................. 510 502,331
5.13% ,   07/15/29 ................. 300 294,050
6.38% ,   02/01/31 ................. 510 517,997
CoreCivic, Inc.
4.75% ,   10/15/27 ................. 270 263,880
8.25% ,   04/15/29 ................. 510 538,225
Deluxe Corp.
(e)
8.00% ,   06/01/29 ................. 490 450,875
8.13% ,   09/15/29 ................. 470 470,564
Element Fleet Management Corp.
(e)
6.27% ,   06/26/26 ................. 435 442,455
5.64% ,   03/13/27 ................. 540 549,449
6.32% ,   12/04/28 ................. 845 889,141
5.04% ,   03/25/30 ................. 490 488,079
Enviri Corp., 5.75%,  07/31/27
(e)
......... 485 468,348
Ford Foundation (The)
Series 2020 , 2.42% ,   06/01/50 ......... 730 423,287
Series 2020 , 2.82% ,   06/01/70 ......... 595 325,453
Garda World Security Corp.
(e)
4.63% ,   02/15/27 ................. 550 540,251
7.75% ,   02/15/28 ................. 430 443,913
6.00% ,   06/01/29 ................. 520 486,496
8.25% ,   08/01/32 ................. 605 595,999
8.38% ,   11/15/32 ................. 1,005 991,386
GEO Group, Inc. (The)
8.63% ,   04/15/29 ................. 650 685,021
10.25% ,   04/15/31 ................. 641 700,314
GFL Environmental, Inc.
(e)
4.00% ,   08/01/28 ................. 695 662,384
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
3.50% ,   09/01/28 ................. USD 725 $ 687,285
4.75% ,   06/15/29 ................. 725 702,419
4.38% ,   08/15/29 ................. 530 504,503
6.75% ,   01/15/31 ................. 995 1,036,125
Interface, Inc., 5.50%,  12/01/28
(e)
........ 315 307,685
J Paul Getty Trust (The), 4.91%,  04/01/35 .. 475 475,000
Madison IAQ LLC
(e)
4.13% ,   06/30/28 ................. 735 702,030
5.88% ,   06/30/29 ................. 1,080 1,020,832
Matthews International Corp.,
8.63%,  10/01/27
(e)
............... 305 316,122
Nature Conservancy (The), Series A,
3.96%,  03/01/52 ................ 330 257,816
NongHyup Bank
(f)
1.25% ,   07/28/26 ................. 200 192,510
4.25% ,   07/06/27 ................. 200 200,164
4.88% ,   07/03/28 ................. 800 813,401
4.75% ,   07/22/29 ................. 400 405,187
OT Midco, Inc., 10.00%,  02/15/30
(e)
...... 665 542,915
Pitney Bowes, Inc.
(e)
6.88% ,   03/15/27 ................. 385 384,070
7.25% ,   03/15/29 ................. 365 363,890
Prime Security Services Borrower LLC
(e)
5.75% ,   04/15/26 ................. 600 599,638
3.38% ,   08/31/27 ................. 1,040 994,011
6.25% ,   01/15/28 ................. 1,275 1,273,591
Raven Acquisition Holdings LLC,
6.88%,  11/15/31
(e)
................ 1,285 1,256,340
RELX Capital, Inc.
4.00% ,   03/18/29 ................. 1,308 1,293,184
4.75% ,   03/27/30 ................. 350 354,055
3.00% ,   05/22/30 ................. 679 634,412
4.75% ,   05/20/32 ................. 155 154,126
5.25% ,   03/27/35 ................. 105 105,793
Republic Services, Inc.
2.90% ,   07/01/26 ................. 678 667,842
3.38% ,   11/15/27 ................. 813 798,208
3.95% ,   05/15/28 ................. 875 869,805
4.88% ,   04/01/29 ................. 985 1,002,777
5.00% ,   11/15/29 ................. 410 419,355
2.30% ,   03/01/30 ................. 869 789,751
4.75% ,   07/15/30 ................. 345 350,363
1.45% ,   02/15/31 ................. 770 647,814
1.75% ,   02/15/32 ................. 955 792,732
2.38% ,   03/15/33 ................. 615 515,319
5.00% ,   12/15/33 ................. 610 613,845
5.00% ,   04/01/34 ................. 595 597,421
5.20% ,   11/15/34 ................. 525 533,179
5.15% ,   03/15/35 ................. 315 318,462
6.20% ,   03/01/40 ................. 255 273,143
5.70% ,   05/15/41 ................. 368 371,301
3.05% ,   03/01/50 ................. 588 391,532
Reworld Holding Corp.
4.88% ,   12/01/29
(e)
................ 735 686,532
5.00% ,   09/01/30 ................. 420 387,054
Rockefeller Foundation (The), Series 2020,
2.49%,  10/01/50 ................ 824 486,276
Rollins, Inc., 5.25%,  02/24/35
(e)
......... 130 129,834
RR Donnelley & Sons Co.
(e)
8.50% ,   04/15/29 ................. 150 150,009
9.50% ,   08/01/29 ................. 1,070 1,021,406
10.88% ,   08/01/29 ................. 490 465,259
RRD Intermediate Holdings, Inc., 11.00%,
(11.00% Cash or 12.00% PIK), 12/01/30
(e) (i)
395 356,554

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
39
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
RRD Parent, Inc., 10.00%, (10.00% Cash or
10.00% PIK), 10/15/31
(d) (e) (i)
.......... USD 412 $ 729,367
Steelcase, Inc., 5.13%,  01/18/29 ........ 456 433,616
Veralto Corp.
5.50% ,   09/18/26 ................. 860 872,049
5.35% ,   09/18/28 ................. 895 923,522
5.45% ,   09/18/33 ................. 655 668,253
Veritiv Operating Co., 10.50%,  11/30/30
(e)
... 1,005 1,051,299
VM Consolidated, Inc., 5.50%,  04/15/29
(e)
... 339 327,310
Waste Connections, Inc.
4.25% ,   12/01/28 ................. 425 424,784
3.50% ,   05/01/29 ................. 1,002 971,264
2.60% ,   02/01/30 ................. 382 351,126
2.20% ,   01/15/32 ................. 715 609,391
3.20% ,   06/01/32 ................. 560 504,242
4.20% ,   01/15/33 ................. 710 678,909
5.00% ,   03/01/34 ................. 610 612,046
3.05% ,   04/01/50 ................. 595 387,443
2.95% ,   01/15/52 ................. 875 548,536
Waste Management, Inc.
4.95% ,   07/03/27 ................. 400 407,314
3.15% ,   11/15/27 ................. 1,037 1,013,836
1.15% ,   03/15/28 ................. 668 616,239
4.50% ,   03/15/28 ................. 1,010 1,022,622
3.88% ,   01/15/29
(e)
................ 485 477,432
4.88% ,   02/15/29 ................. 740 757,133
2.00% ,   06/01/29 ................. 558 511,115
4.63% ,   02/15/30 ................. 930 943,234
4.65% ,   03/15/30 ................. 1,080 1,095,776
1.50% ,   03/15/31 ................. 1,165 990,865
4.95% ,   07/03/31 ................. 355 363,246
4.80% ,   03/15/32 ................. 815 820,434
4.15% ,   04/15/32 ................. 930 901,074
4.63% ,   02/15/33 ................. 565 561,901
4.88% ,   02/15/34 ................. 1,315 1,320,777
4.95% ,   03/15/35 ................. 1,550 1,544,170
2.95% ,   06/01/41 ................. 535 391,312
4.10% ,   03/01/45 ................. 400 323,200
4.15% ,   07/15/49 ................. 744 603,000
2.50% ,   11/15/50 ................. 424 245,655
5.35% ,   10/15/54 ................. 1,265 1,217,140
Waste Pro USA, Inc., 7.00%,  02/01/33
(e)
... 760 777,337
West Technology Group LLC,
8.50%,  04/10/27
(d) (e)
.............. 448 293,523
Williams Scotsman, Inc.
(e)
4.63% ,   08/15/28 ................. 500 481,152
6.63% ,   06/15/29 ................. 505 512,492
6.63% ,   04/15/30 ................. 150 152,937
7.38% ,   10/01/31 ................. 515 533,622
WK Kellogg Foundation Trust,
2.44%,  10/01/50
(e)
............... 135 78,226
Wrangler Holdco Corp., 6.63%,  04/01/32
(e)
.. 495 507,571
84,893,442
Communications Equipment — 0.1%
Ciena Corp., 4.00%,  01/31/30
(e)
......... 400 371,314
Cisco Systems, Inc.
2.50% ,   09/20/26 ................. 1,570 1,540,083
4.80% ,   02/26/27 ................. 1,620 1,645,531
4.55% ,   02/24/28 ................. 895 909,277
4.85% ,   02/26/29 ................. 1,585 1,625,419
4.75% ,   02/24/30 ................. 1,115 1,140,837
4.95% ,   02/26/31 ................. 2,165 2,227,500
4.95% ,   02/24/32 ................. 975 993,870
5.05% ,   02/26/34 ................. 1,660 1,680,686
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
5.10% ,   02/24/35 ................. USD 1,195 $ 1,210,440
5.90% ,   02/15/39 ................. 2,135 2,272,121
5.50% ,   01/15/40 ................. 2,139 2,182,075
5.30% ,   02/26/54 ................. 1,990 1,899,117
5.50% ,   02/24/55 ................. 845 830,607
5.35% ,   02/26/64 ................. 780 739,312
CommScope LLC
(e)
8.25% ,   03/01/27
(d)
................ 1,030 937,006
7.13% ,   07/01/28
(d)
................ 705 596,615
4.75% ,   09/01/29 ................. 925 818,171
9.50% ,   12/15/31
(d)
................ 980 1,002,358
CommScope Technologies LLC,
5.00%,  03/15/27
(d) (e)
.............. 770 668,866
Juniper Networks, Inc.
3.75% ,   08/15/29 ................. 647 624,745
2.00% ,   12/10/30 ................. 440 377,185
5.95% ,   03/15/41 ................. 389 383,137
Motorola Solutions, Inc.
4.60% ,   02/23/28 ................. 1,096 1,101,216
5.00% ,   04/15/29 ................. 455 462,318
4.60% ,   05/23/29 ................. 1,050 1,048,992
2.30% ,   11/15/30 ................. 937 825,694
2.75% ,   05/24/31 ................. 875 777,899
5.60% ,   06/01/32 ................. 635 655,851
5.40% ,   04/15/34 ................. 440 444,611
5.50% ,   09/01/44 ................. 496 477,972
Nokia OYJ
4.38% ,   06/12/27 ................. 701 691,710
6.63% ,   05/15/39 ................. 655 657,508
Viasat, Inc.
(e)
5.63% ,   04/15/27 ................. 600 587,095
6.50% ,   07/15/28
(d)
................ 415 364,325
7.50% ,   05/30/31
(d)
................ 800 609,967
Viavi Solutions, Inc., 3.75%,  10/01/29
(e)
.... 385 352,767
Xiaomi Best Time International Ltd.
(f)
3.38% ,   04/29/30 ................. 800 757,708
2.88% ,   07/14/31 ................. 400 362,595
4.10% ,   07/14/51 ................. 600 458,830
37,313,330
Construction & Engineering — 0.1%
AECOM, 5.13%,  03/15/27 ............ 957 953,829
Aeropuertos Dominicanos Siglo XXI SA,
7.00%,  06/30/34
(d) (f)
............... 400 403,129
Anhui Transportation Holding Group HK Ltd.,
1.62%,  08/26/26
(f)
................ 400 384,211
Arcosa, Inc.
(e)
4.38% ,   04/15/29 ................. 374 351,015
6.88% ,   08/15/32 ................. 620 631,641
Artera Services LLC, 8.50%,  02/15/31
(e)
.... 610 578,386
ASG Finance DAC, 9.75%,  05/15/29
(e)
..... 200 190,863
ATP Tower Holdings, 7.88%,  02/03/30
(e)
.... 300 298,316
BCEG HongKong Co. Ltd., 2.22%,  07/02/26
(f)
600 582,063
Bioceanico Sovereign Certificate Ltd.,
0.00%,  06/05/34
(f) (k)
............... 587 455,990
Brand Industrial Services, Inc.,
10.38%,  08/01/30
(e)
............... 1,385 1,317,217
Brundage-Bone Concrete Pumping Holdings,
Inc., 7.50%,  02/01/32
(e)
............ 410 399,794
CCCI Treasure Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.12%), 3.65%
(f) (h) (j)
............... 600 586,854
Cellnex Finance Co. SA, 3.88%,  07/07/41
(e)
. 750 578,333
China Railway Xunjie Co. Ltd.,
3.25%,  07/28/26
(f)
................ 1,000 988,417

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
40
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
China State Construction Finance Cayman I
Ltd., (5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.58%), 3.40%
(f) (h) (j)
USD 400 $ 392,073
Chouzhou International Investment Ltd.,
5.70%,  06/27/26
(f)
................ 400 403,888
CIMIC Finance USA Pty. Ltd.,
7.00%,  03/25/34
(e)
............... 580 604,288
CRCC Hean Ltd., 1.88%,  05/20/26
(f)
...... 200 195,046
CSCEC Finance Cayman II Ltd.,
3.50%,  07/05/27
(f)
................ 400 393,585
Delhi International Airport Ltd.
(f)
6.13% ,   10/31/26 ................. 400 399,751
6.45% ,   06/04/29 ................. 600 602,233
Dianjian Haiyu Ltd.
(f)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.58%),
4.25%
(h) (j)
..................... 200 198,056
4.30% ,   09/10/27 ................. 400 401,031
Dycom Industries, Inc., 4.50%,  04/15/29
(e)
.. 495 467,160
Fluor Corp., 4.25%,  09/15/28 .......... 574 555,975
Global Infrastructure Solutions, Inc.
(e)
5.63% ,   06/01/29 ................. 395 375,540
7.50% ,   04/15/32 ................. 300 294,506
Great Lakes Dredge & Dock Corp.,
5.25%,  06/01/29
(e)
............... 330 301,051
Hongkong International Qingdao Co. Ltd.,
5.75%,  09/12/27
(f)
................ 600 604,192
HTA Group Ltd., 7.50%,  06/04/29
(f)
....... 800 804,768
INNOVATE Corp., 8.50%,  02/01/26
(e)
..... 266 235,708
IRB Infrastructure Developers Ltd.,
7.11%,  03/11/32
(f)
................ 800 780,649
Jinan Urban Construction International
Investment Co. Ltd., 2.40%,  09/23/26
(f)
... 400 384,509
LBJ Infrastructure Group LLC,
3.80%,  12/31/57
(e)
............... 290 193,496
MasTec, Inc.
4.50% ,   08/15/28
(e)
................ 1,165 1,134,334
5.90% ,   06/15/29 ................. 250 255,975
Mexico City Airport Trust
(f)
4.25% ,   10/31/26 ................. 800 784,076
3.88% ,   04/30/28 ................. 400 380,402
5.50% ,   10/31/46 ................. 600 471,558
5.50% ,   07/31/47 ................. 1,800 1,406,393
Pike Corp.
(e)
5.50% ,   09/01/28 ................. 695 683,690
8.63% ,   01/31/31 ................. 410 430,369
Quanta Services, Inc.
4.75% ,   08/09/27 ................. 450 452,161
2.90% ,   10/01/30 ................. 1,280 1,159,699
2.35% ,   01/15/32 ................. 730 615,375
5.25% ,   08/09/34 ................. 670 659,876
3.05% ,   10/01/41 ................. 470 325,521
Railworks Holdings LP, 8.25%,  11/15/28
(e)
... 340 340,953
Sepco Virgin Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.00%), 4.65%,  04/21/2174
(f) (h)
........ 200 198,630
SND International Bvi Co. Ltd.,
5.95%,  12/04/26
(f)
................ 200 202,915
Ste Transcore Holdings, Inc.
4.13% ,   05/23/26
(f)
................. 400 399,971
3.38% ,   05/05/27
(e)
................ 600 591,604
3.75% ,   05/05/32
(e)
................ 400 379,109
Summit Digitel Infrastructure Ltd.,
2.88%,  08/12/31
(f)
................ 400 349,044
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
Taizhou Urban Construction & Investment
Development Group Co. Ltd.
(f)
5.90% ,   09/05/26 ................. USD 400 $ 403,750
5.45% ,   07/11/27 ................. 200 200,723
THI Capital Co. Ltd., 5.10%,  05/19/26
(f)
.... 200 199,975
Tutor Perini Corp., 11.88%,  04/30/29
(e)
..... 410 442,093
Valmont Industries, Inc.
5.00% ,   10/01/44 ................. 639 572,713
5.25% ,   10/01/54 ................. 240 215,208
Vinci SA, 3.75%,  04/10/29
(e)
........... 540 527,804
Weekley Homes LLC, 4.88%,  09/15/28
(e)
... 410 383,611
Xingcheng Bvi Ltd., 2.38%,  10/08/26
(f)
..... 800 764,624
YI Bright International Ltd., 6.68%,  06/20/27
(f)
400 408,571
32,628,290
Construction Materials — 0.1%
Cemex SAB de CV
(f)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.53%),
5.13%
(d) (h) (j)
.................... 800 787,464
5.45% ,   11/19/29
(d)
................ 800 795,031
5.20% ,   09/17/30 ................. 1,000 969,133
3.88% ,   07/11/31
(d)
................ 900 803,906
CRH America, Inc., 5.13%,  05/18/45
(e)
..... 650 595,841
Eagle Materials, Inc., 2.50%,  07/01/31 ..... 920 803,288
GCC SAB de CV, 3.61%,  04/20/32
(f)
...... 400 343,732
Inversiones CMPC SA
(f)
4.38% ,   04/04/27
(d)
................ 400 396,007
3.85% ,   01/13/30 ................. 400 374,087
3.00% ,   04/06/31 ................. 400 348,188
6.13% ,   06/23/33
(d)
................ 800 811,623
6.13% ,   02/26/34 ................. 400 402,451
Knife River Corp., 7.75%,  05/01/31
(e)
...... 420 439,619
Lafarge SA, 7.13%,  07/15/36 .......... 310 347,980
Martin Marietta Materials, Inc.
3.45% ,   06/01/27 ................. 720 705,542
3.50% ,   12/15/27 ................. 564 550,318
Series CB , 2.50% ,   03/15/30 .......... 575 521,733
2.40% ,   07/15/31 ................. 1,000 867,118
5.15% ,   12/01/34 ................. 325 322,800
4.25% ,   12/15/47 ................. 510 404,881
3.20% ,   07/15/51 ................. 1,040 664,761
5.50% ,   12/01/54 ................. 460 428,197
UltraTech Cement Ltd., 2.80%,  02/16/31
(d) (f)
.. 400 355,034
Vulcan Materials Co.
3.90% ,   04/01/27 ................. 1,055 1,043,430
4.95% ,   12/01/29 ................. 530 535,024
3.50% ,   06/01/30 ................. 785 743,375
5.35% ,   12/01/34 ................. 650 655,253
4.50% ,   06/15/47 ................. 799 659,893
4.70% ,   03/01/48 ................. 652 552,902
5.70% ,   12/01/54 ................. 570 545,610
West China Cement Ltd., 4.95%,  07/08/26
(f)
. 600 467,722
18,241,943
Consumer Finance — 0.9%
AerCap Ireland Capital DAC
2.45% ,   10/29/26 ................. 2,560 2,476,342
6.10% ,   01/15/27 ................. 600 612,718
6.45% ,   04/15/27 ................. 1,305 1,345,683
3.65% ,   07/21/27 ................. 1,466 1,431,872
4.63% ,   10/15/27 ................. 1,022 1,019,659
3.88% ,   01/23/28 ................. 948 927,692
4.88% ,   04/01/28 ................. 495 497,338
5.75% ,   06/06/28 ................. 915 941,864
3.00% ,   10/29/28 ................. 3,586 3,385,435

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
41
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
5.10% ,   01/19/29 ................. USD 950 $ 959,135
4.63% ,   09/10/29 ................. 685 679,163
6.15% ,   09/30/30 ................. 715 754,555
3.30% ,   01/30/32 ................. 3,925 3,467,653
3.40% ,   10/29/33 ................. 1,230 1,057,283
5.30% ,   01/19/34 ................. 870 857,177
4.95% ,   09/10/34 ................. 1,135 1,085,851
3.85% ,   10/29/41 ................. 1,355 1,049,720
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.72%),
6.95% ,   03/10/55
(h)
............... 705 706,822
AIR Lease Corp. Sukuk Ltd., 5.85%,  04/01/28
(e)
430 437,275
Ally Financial, Inc.
4.75% ,   06/09/27 ................. 780 776,182
7.10% ,   11/15/27 ................. 960 1,005,832
2.20% ,   11/02/28 ................. 785 711,802
(1-day SOFR + 3.26%), 6.99% ,   06/13/29
(h)
430 446,803
(1-day SOFR + 2.82%), 6.85% ,   01/03/30
(h)
925 960,010
(SOFR Index + 1.73%), 5.54% ,   01/17/31
(h)
465 460,901
8.00% ,   11/01/31 ................. 2,616 2,892,860
6.70% ,   02/14/33
(d)
................ 500 496,094
(1-day SOFR + 2.29%), 6.18% ,   07/26/35
(h)
700 688,946
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.45%),
6.65% ,   01/17/40
(h)
............... 505 480,514
American Express Co.
3.13% ,   05/20/26 ................. 1,061 1,049,398
1.65% ,   11/04/26 ................. 1,150 1,106,040
2.55% ,   03/04/27 ................. 1,890 1,833,424
3.30% ,   05/03/27 ................. 2,365 2,325,324
(1-day SOFR + 0.97%), 5.39% ,   07/28/27
(h)
970 980,122
5.85% ,   11/05/27 ................. 1,170 1,215,718
(1-day SOFR + 1.00%), 5.10% ,   02/16/28
(h)
1,235 1,250,390
(1-day SOFR + 0.93%), 5.04% ,   07/26/28
(h)
555 562,486
(1-day SOFR + 1.26%), 4.73% ,   04/25/29
(h)
1,500 1,513,659
4.05% ,   05/03/29 ................. 965 959,447
(SOFR Index + 1.28%), 5.28% ,   07/27/29
(h)
1,500 1,537,836
(SOFR Index + 1.09%), 5.53% ,   04/25/30
(h)
1,600 1,654,659
(SOFR Index + 1.02%), 5.09% ,   01/30/31
(h)
830 844,987
(1-day SOFR + 1.44%), 5.02% ,   04/25/31
(h)
1,500 1,524,100
(1-day SOFR + 1.94%), 6.49% ,   10/30/31
(h)
1,120 1,213,231
(1-day SOFR + 2.26%), 4.99% ,   05/26/33
(h)
695 679,145
(1-day SOFR + 1.76%), 4.42% ,   08/03/33
(h)
1,705 1,646,460
(1-day SOFR + 1.84%), 5.04% ,   05/01/34
(h)
1,090 1,087,786
(1-day SOFR + 1.93%), 5.63% ,   07/28/34
(h)
625 628,930
(1-day SOFR + 1.63%), 5.92% ,   04/25/35
(h)
600 615,320
(1-day SOFR + 1.42%), 5.28% ,   07/26/35
(h)
1,705 1,698,753
(SOFR Index + 1.32%), 5.44% ,   01/30/36
(h)
825 831,296
(1-day SOFR + 1.79%), 5.67% ,   04/25/36
(h)
1,065 1,091,159
4.05% ,   12/03/42 ................. 1,640 1,367,595
American Express Credit Corp.,
3.30%,  05/03/27 ................ 935 919,176
American Honda Finance Corp.
5.25% ,   07/07/26 ................. 415 419,091
1.30% ,   09/09/26 ................. 710 681,348
2.30% ,   09/09/26 ................. 765 743,942
4.40% ,   10/05/26 ................. 450 449,806
2.35% ,   01/08/27 ................. 1,126 1,090,928
4.90% ,   03/12/27 ................. 595 601,376
4.90% ,   07/09/27 ................. 425 429,978
4.45% ,   10/22/27 ................. 650 652,508
4.70% ,   01/12/28 ................. 495 499,322
3.50% ,   02/15/28 ................. 991 968,644
4.55% ,   03/03/28 ................. 425 427,380
2.00% ,   03/24/28 ................. 650 608,890
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
5.13% ,   07/07/28 ................. USD 1,235 $ 1,261,326
5.65% ,   11/15/28 ................. 705 732,715
2.25% ,   01/12/29 ................. 468 431,653
4.90% ,   03/13/29 ................. 630 638,437
4.40% ,   09/05/29 ................. 780 775,230
4.80% ,   03/05/30 ................. 425 428,394
4.60% ,   04/17/30 ................. 815 813,835
5.85% ,   10/04/30 ................. 620 654,716
1.80% ,   01/13/31 ................. 883 751,082
5.05% ,   07/10/31 ................. 475 482,471
4.85% ,   10/23/31 ................. 650 648,558
4.90% ,   01/10/34
(d)
................ 820 804,999
5.20% ,   03/05/35
(d)
................ 375 374,131
Andrew W Mellon Foundation (The), Series
2020, 0.95%,  08/01/27 ............. 523 488,853
Avolon Holdings Funding Ltd.
(e)
4.38% ,   05/01/26 ................. 921 913,199
3.25% ,   02/15/27 ................. 1,010 977,531
2.53% ,   11/18/27 ................. 2,271 2,129,744
4.95% ,   01/15/28 ................. 365 362,978
2.75% ,   02/21/28 ................. 770 721,338
6.38% ,   05/04/28 ................. 645 664,448
5.75% ,   03/01/29 ................. 1,250 1,267,370
5.75% ,   11/15/29 ................. 1,155 1,166,746
5.15% ,   01/15/30 ................. 505 498,750
5.38% ,   05/30/30 ................. 250 249,005
Azorra Finance Ltd., 7.75%,  04/15/30
(e)
.... 550 546,611
BOC Aviation USA Corp.
(f)
5.75% ,   11/09/28 ................. 600 625,416
5.00% ,   01/17/29 ................. 600 609,696
5.25% ,   01/14/30 ................. 600 618,220
4.63% ,   09/04/31 ................. 600 600,589
4.88% ,   05/03/33 ................. 600 595,084
Bocom Leasing Management Hong Kong Co.
Ltd.
(f)
(SOFR Index + 0.68%), 4.98% ,   06/26/27
(h)
800 799,107
5.00% ,   06/26/27 ................. 400 405,542
(SOFR Index + 0.77%), 5.08% ,   03/07/30
(h)
400 397,561
Bread Financial Holdings, Inc.
(e)
9.75% ,   03/15/29 ................. 920 968,859
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.30%),
8.38% ,   06/15/35
(h)
............... 170 158,856
Capital One Financial Corp.
3.75% ,   07/28/26 ................. 1,336 1,320,096
3.75% ,   03/09/27 ................. 1,652 1,631,430
3.65% ,   05/11/27 ................. 1,084 1,066,643
(1-day SOFR + 2.44%), 7.15% ,   10/29/27
(h)
715 739,831
(1-day SOFR + 0.86%), 1.88% ,   11/02/27
(h)
1,285 1,232,634
3.80% ,   01/31/28 ................. 1,555 1,524,996
(1-day SOFR + 2.06%), 4.93% ,   05/10/28
(h)
1,520 1,527,612
(1-day SOFR + 2.08%), 5.47% ,   02/01/29
(h)
1,090 1,110,844
(1-day SOFR + 2.64%), 6.31% ,   06/08/29
(h)
1,635 1,703,832
(1-day SOFR + 1.91%), 5.70% ,   02/01/30
(h)
840 860,666
(1-day SOFR + 1.79%), 3.27% ,   03/01/30
(h)
1,165 1,097,496
(1-day SOFR + 2.60%), 5.25% ,   07/26/30
(h)
530 534,930
(1-day SOFR + 1.56%), 5.46% ,   07/26/30
(h)
775 787,551
(1-day SOFR + 3.07%), 7.62% ,   10/30/31
(h)
1,230 1,370,433
(1-day SOFR + 1.34%), 2.36% ,   07/29/32
(h)
1,125 926,182
(1-day SOFR + 1.27%), 2.62% ,   11/02/32
(h)
1,225 1,044,292
(1-day SOFR + 2.37%), 5.27% ,   05/10/33
(h)
1,115 1,096,326
(1-day SOFR + 2.60%), 5.82% ,   02/01/34
(h)
1,235 1,245,815
(1-day SOFR + 2.86%), 6.38% ,   06/08/34
(h)
1,775 1,853,469
(1-day SOFR + 2.26%), 6.05% ,   02/01/35
(h)
1,160 1,185,521
(1-day SOFR + 1.99%), 5.88% ,   07/26/35
(h)
1,160 1,174,194

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
42
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
(1-day SOFR + 2.04%), 6.18% ,   01/30/36
(h)
USD 1,595 $ 1,571,769
Caterpillar Financial Services Corp.
4.35% ,   05/15/26 ................. 908 909,347
2.40% ,   08/09/26 ................. 645 631,213
1.15% ,   09/14/26 ................. 960 923,304
4.45% ,   10/16/26 ................. 470 473,374
4.50% ,   01/07/27 ................. 225 226,910
1.70% ,   01/08/27 ................. 790 760,324
4.50% ,   01/08/27 ................. 630 634,846
5.00% ,   05/14/27 ................. 555 566,008
3.60% ,   08/12/27 ................. 885 876,663
1.10% ,   09/14/27 ................. 998 932,135
4.40% ,   10/15/27 ................. 955 962,866
4.60% ,   11/15/27 ................. 590 597,962
4.40% ,   03/03/28 ................. 325 328,022
4.85% ,   02/27/29 ................. 620 633,682
4.38% ,   08/16/29
(d)
................ 725 728,842
4.70% ,   11/15/29 ................. 665 677,245
4.80% ,   01/08/30 ................. 270 276,421
CCBL Cayman 1 Corp. Ltd., 1.80%,  07/22/26
(f)
800 776,125
CDBL Funding 1, 3.50%,  10/24/27
(f)
...... 600 588,913
CMB International Leasing Management Ltd.
(f)
1.75% ,   09/16/26 ................. 200 193,118
(1-day SOFR + 0.76%), 5.07% ,   06/04/27
(h)
600 600,102
2.75% ,   08/12/30 ................. 400 368,005
2.88% ,   02/04/31 ................. 400 367,527
Cobra AcquisitionCo LLC
(e)
6.38% ,   11/01/29 ................. 411 330,174
12.25% ,   11/01/29 ................. 250 243,390
Credit Acceptance Corp.
(e)
9.25% ,   12/15/28 ................. 605 640,422
6.63% ,   03/15/30 ................. 275 270,765
Discover Financial Services
4.10% ,   02/09/27 ................. 1,088 1,078,325
6.70% ,   11/29/32 ................. 690 739,201
(SOFR Index + 3.37%), 7.96% ,   11/02/34
(h)
945 1,083,781
Encore Capital Group, Inc.
(e)
9.25% ,   04/01/29 ................. 505 532,991
8.50% ,   05/15/30 ................. 500 518,762
Enova International, Inc.
(e)
11.25% ,   12/15/28 ................. 405 431,193
9.13% ,   08/01/29 ................. 550 564,350
EZCORP, Inc., 7.38%,  04/01/32
(e)
........ 90 94,433
FirstCash, Inc.
(e)
4.63% ,   09/01/28 ................. 490 475,883
5.63% ,   01/01/30 ................. 550 540,437
6.88% ,   03/01/32 ................. 495 506,444
Ford Motor Credit Co. LLC
6.95% ,   06/10/26 ................. 935 943,310
4.54% ,   08/01/26 ................. 840 825,741
2.70% ,   08/10/26 ................. 1,393 1,337,333
5.13% ,   11/05/26 ................. 1,070 1,059,259
4.27% ,   01/09/27 ................. 1,135 1,102,358
5.80% ,   03/05/27 ................. 1,762 1,752,604
5.85% ,   05/17/27 ................. 825 821,021
4.95% ,   05/28/27 ................. 1,250 1,222,790
4.13% ,   08/17/27 ................. 1,393 1,335,781
3.82% ,   11/02/27 ................. 935 885,300
7.35% ,   11/04/27 ................. 1,625 1,670,136
2.90% ,   02/16/28 ................. 835 764,659
5.92% ,   03/20/28 ................. 610 606,163
6.80% ,   05/12/28 ................. 1,500 1,522,574
6.80% ,   11/07/28 ................. 910 928,106
2.90% ,   02/10/29 ................. 825 733,733
5.80% ,   03/08/29 ................. 725 711,769
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
5.11% ,   05/03/29 ................. USD 1,597 $ 1,531,323
5.30% ,   09/06/29 ................. 640 616,777
5.88% ,   11/07/29 ................. 1,255 1,234,227
7.35% ,   03/06/30 ................. 1,240 1,282,742
7.20% ,   06/10/30 ................. 880 906,762
4.00% ,   11/13/30 ................. 1,625 1,446,236
6.05% ,   03/05/31 ................. 960 937,506
3.63% ,   06/17/31 ................. 950 813,000
6.05% ,   11/05/31 ................. 1,055 1,022,451
6.53% ,   03/19/32 ................. 420 415,798
7.12% ,   11/07/33 ................. 1,235 1,243,725
6.13% ,   03/08/34 ................. 1,600 1,510,768
6.50% ,   02/07/35 ................. 680 657,842
General Motors Financial Co., Inc.
1.50% ,   06/10/26 ................. 1,025 987,241
4.00% ,   10/06/26 ................. 1,082 1,068,977
4.35% ,   01/17/27 ................. 1,535 1,521,372
2.35% ,   02/26/27 ................. 595 568,294
5.00% ,   04/09/27 ................. 1,440 1,441,343
5.40% ,   05/08/27 ................. 1,023 1,033,348
5.35% ,   07/15/27 ................. 595 601,247
2.70% ,   08/20/27 ................. 965 917,380
3.85% ,   01/05/28 ................. 1,171 1,136,184
6.00% ,   01/09/28 ................. 720 737,732
5.05% ,   04/04/28 ................. 725 727,113
2.40% ,   04/10/28 ................. 957 889,340
5.80% ,   06/23/28 ................. 900 918,387
2.40% ,   10/15/28 ................. 1,330 1,218,822
5.80% ,   01/07/29 ................. 1,080 1,103,412
5.65% ,   01/17/29 ................. 543 549,818
4.30% ,   04/06/29 ................. 1,035 1,000,195
5.55% ,   07/15/29 ................. 1,165 1,175,068
4.90% ,   10/06/29 ................. 540 531,268
5.35% ,   01/07/30 ................. 645 647,004
5.85% ,   04/06/30 ................. 1,065 1,083,377
3.60% ,   06/21/30 ................. 1,110 1,021,415
2.35% ,   01/08/31 ................. 865 734,930
5.75% ,   02/08/31 ................. 865 873,097
2.70% ,   06/10/31 ................. 1,450 1,243,196
5.60% ,   06/18/31 ................. 765 767,156
3.10% ,   01/12/32 ................. 870 745,976
5.63% ,   04/04/32 ................. 385 382,853
6.40% ,   01/09/33 ................. 1,050 1,082,648
6.10% ,   01/07/34 ................. 1,435 1,444,061
5.95% ,   04/04/34 ................. 1,265 1,259,669
5.45% ,   09/06/34 ................. 840 806,249
5.90% ,   01/07/35
(d)
................ 625 619,825
GGAM Finance Ltd.
(e)
7.75% ,   05/15/26 ................. 385 389,653
8.00% ,   02/15/27 ................. 685 702,785
8.00% ,   06/15/28 ................. 605 633,088
6.88% ,   04/15/29 ................. 415 423,975
5.88% ,   03/15/30 ................. 405 402,255
Global Aircraft Leasing Co. Ltd.,
8.75%,  09/01/27
(e)
............... 1,092 1,089,004
goeasy Ltd.
(e)
9.25% ,   12/01/28 ................. 575 602,147
7.63% ,   07/01/29 ................. 610 614,925
6.88% ,   05/15/30 ................. 405 395,087
7.38% ,   10/01/30 ................. 230 226,034
Harley-Davidson Financial Services, Inc.
(e)
3.05% ,   02/14/27 ................. 634 607,382
6.50% ,   03/10/28 ................. 495 505,347
5.95% ,   06/11/29 ................. 680 677,658

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
43
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Hyundai Capital Services, Inc.
(f)
2.50% ,   01/24/27 ................. USD 400 $ 386,342
5.13% ,   02/05/27 ................. 200 201,832
3.63% ,   08/29/27 ................. 400 391,602
5.25% ,   01/22/28 ................. 400 405,806
5.13% ,   02/05/29 ................. 600 605,104
Hyundai Card Co. Ltd., 5.75%,  04/24/29
(f)
... 400 411,156
ICBCIL Finance Co. Ltd.
(f)
1.75% ,   08/02/26 ................. 800 775,468
2.25% ,   11/02/26 ................. 600 582,370
2.70% ,   01/27/27 ................. 400 389,430
John Deere Capital Corp.
4.75% ,   06/08/26 ................. 585 588,816
2.65% ,   06/10/26 ................. 668 657,740
1.05% ,   06/17/26 ................. 695 671,874
5.15% ,   09/08/26 ................. 165 167,397
2.25% ,   09/14/26 ................. 690 673,396
1.30% ,   10/13/26 ................. 610 586,758
4.50% ,   01/08/27 ................. 1,360 1,371,381
1.70% ,   01/11/27 ................. 725 697,705
4.85% ,   03/05/27 ................. 370 375,930
2.35% ,   03/08/27 ................. 375 363,770
1.75% ,   03/09/27 ................. 1,005 964,636
4.90% ,   06/11/27 ................. 695 707,230
4.20% ,   07/15/27 ................. 675 678,341
2.80% ,   09/08/27 ................. 521 506,219
4.15% ,   09/15/27 ................. 660 662,040
3.05% ,   01/06/28 ................. 222 216,629
4.65% ,   01/07/28 ................. 350 356,250
4.75% ,   01/20/28 ................. 635 646,902
4.90% ,   03/03/28 ................. 1,004 1,027,788
1.50% ,   03/06/28 ................. 1,033 963,481
4.95% ,   07/14/28 ................. 660 677,048
4.50% ,   01/16/29 ................. 825 834,015
3.45% ,   03/07/29 ................. 677 659,026
3.35% ,   04/18/29 ................. 1,020 989,828
4.85% ,   06/11/29 ................. 745 764,227
2.80% ,   07/18/29 ................. 520 492,652
4.85% ,   10/11/29 ................. 1,110 1,138,666
2.45% ,   01/09/30 ................. 475 438,418
4.70% ,   06/10/30 ................. 1,260 1,281,091
1.45% ,   01/15/31 ................. 1,002 857,569
4.90% ,   03/07/31 ................. 380 388,395
2.00% ,   06/17/31 ................. 840 731,650
4.40% ,   09/08/31 ................. 870 868,707
3.90% ,   06/07/32 ................. 575 547,406
4.35% ,   09/15/32 ................. 995 973,428
Series I , 5.15% ,   09/08/33 ............ 465 474,876
5.10% ,   04/11/34 ................. 830 839,668
Series MTN1 , 5.05% ,   06/12/34 ........ 725 730,130
LFS Topco LLC, 5.88%,  10/15/26
(d) (e)
...... 320 307,308
Macquarie Airfinance Holdings Ltd.
(e)
5.20% ,   03/27/28 ................. 335 334,913
8.38% ,   05/01/28 ................. 470 489,683
6.40% ,   03/26/29 ................. 615 630,769
8.13% ,   03/30/29 ................. 605 632,614
5.15% ,   03/17/30 ................. 95 93,369
6.50% ,   03/26/31 ................. 520 534,388
Mitsubishi HC Finance America LLC
(e)
5.81% ,   09/12/28 ................. 465 482,134
5.15% ,   10/24/29 ................. 490 496,771
5.66% ,   02/28/33
(d)
................ 585 595,138
Muthoot Finance Ltd.
(f)
7.13% ,   02/14/28 ................. 800 795,556
6.38% ,   04/23/29 ................. 200 193,353
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Navient Corp.
6.75% ,   06/15/26 ................. USD 495 $ 499,545
5.00% ,   03/15/27 ................. 695 688,762
4.88% ,   03/15/28 ................. 505 485,203
5.50% ,   03/15/29 ................. 740 701,007
9.38% ,   07/25/30 ................. 505 536,860
11.50% ,   03/15/31 ................. 495 551,942
5.63% ,   08/01/33 ................. 600 514,045
OneMain Finance Corp.
3.50% ,   01/15/27 ................. 720 689,275
6.63% ,   01/15/28 ................. 810 815,962
3.88% ,   09/15/28 ................. 620 573,719
9.00% ,   01/15/29 ................. 836 874,040
6.63% ,   05/15/29 ................. 880 883,488
5.38% ,   11/15/29 ................. 754 720,590
7.88% ,   03/15/30 ................. 655 677,389
4.00% ,   09/15/30 ................. 855 757,380
7.50% ,   05/15/31 ................. 805 817,180
7.13% ,   11/15/31 ................. 770 773,249
6.75% ,   03/15/32 ................. 595 583,484
PACCAR Financial Corp.
1.10% ,   05/11/26 ................. 325 314,723
5.05% ,   08/10/26
(d)
................ 328 331,908
5.20% ,   11/09/26 ................. 420 427,161
Series R , 4.50% ,   11/25/26 ........... 325 327,552
2.00% ,   02/04/27 ................. 385 371,547
5.00% ,   05/13/27 ................. 625 637,014
4.45% ,   08/06/27 ................. 465 469,964
4.60% ,   01/10/28 ................. 480 487,145
4.55% ,   03/03/28 ................. 535 542,272
4.95% ,   08/10/28 ................. 375 383,952
4.60% ,   01/31/29 ................. 905 915,956
4.00% ,   09/26/29 ................. 330 326,556
5.00% ,   03/22/34 ................. 295 297,411
PRA Group, Inc.
(e)
8.38% ,   02/01/28 ................. 420 424,200
5.00% ,   10/01/29
(d)
................ 350 319,065
8.88% ,   01/31/30 ................. 540 556,518
PROG Holdings, Inc., 6.00%,  11/15/29
(e)
... 594 547,166
Rfna LP, 7.88%,  02/15/30
(e)
........... 210 206,371
Shriram Finance Ltd.
(f)
6.63% ,   04/22/27 ................. 800 794,551
6.15% ,   04/03/28 ................. 400 390,972
SLM Corp.
3.13% ,   11/02/26 ................. 505 488,929
6.50% ,   01/31/30 ................. 200 206,036
Soar Wise Ltd., 5.15%,  03/18/27
(f)
....... 600 602,690
Synchrony Financial
3.70% ,   08/04/26 ................. 285 278,531
3.95% ,   12/01/27 ................. 1,259 1,224,462
5.15% ,   03/19/29 ................. 875 865,419
(SOFR Index + 2.13%), 5.94% ,   08/02/30
(h)
855 866,110
2.88% ,   10/28/31 ................. 947 801,525
7.25% ,   02/02/33 ................. 765 782,504
Toyota Motor Credit Corp.
5.20% ,   05/15/26 ................. 375 378,649
4.45% ,   05/18/26 ................. 715 716,549
1.13% ,   06/18/26 ................. 1,270 1,227,564
4.55% ,   08/07/26 ................. 275 276,132
5.00% ,   08/14/26 ................. 995 1,004,328
5.40% ,   11/20/26 ................. 1,065 1,083,872
4.60% ,   01/08/27
(d)
................ 400 403,297
3.20% ,   01/11/27 ................. 1,071 1,054,697
1.90% ,   01/13/27 ................. 935 900,775
Series B , 5.00% ,   03/19/27 ........... 525 532,997

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
44
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
3.05% ,   03/22/27 ................. USD 1,440 $ 1,411,394
1.15% ,   08/13/27 ................. 325 304,124
4.55% ,   09/20/27 ................. 1,060 1,068,952
4.35% ,   10/08/27 ................. 840 843,412
5.45% ,   11/10/27 ................. 880 906,715
3.05% ,   01/11/28 ................. 499 484,894
4.63% ,   01/12/28 ................. 810 818,847
1.90% ,   04/06/28 ................. 1,125 1,055,264
5.25% ,   09/11/28 ................. 595 613,545
4.65% ,   01/05/29 ................. 735 742,664
3.65% ,   01/08/29 ................. 956 933,049
5.05% ,   05/16/29 ................. 565 579,066
4.45% ,   06/29/29 ................. 1,105 1,108,320
4.55% ,   08/09/29 ................. 1,135 1,142,753
4.95% ,   01/09/30 ................. 445 454,416
2.15% ,   02/13/30 ................. 887 800,032
3.38% ,   04/01/30 ................. 1,686 1,604,246
4.55% ,   05/17/30 ................. 625 626,561
5.55% ,   11/20/30 ................. 620 651,067
1.65% ,   01/10/31 ................. 680 583,633
5.10% ,   03/21/31 ................. 525 537,462
1.90% ,   09/12/31 ................. 560 475,159
4.60% ,   10/10/31 ................. 890 886,815
2.40% ,   01/13/32 ................. 75 64,880
4.70% ,   01/12/33 ................. 780 775,400
4.80% ,   01/05/34 ................. 870 864,200
5.35% ,   01/09/35 ................. 425 435,667
TrueNoord Capital DAC, 8.75%,  03/01/30
(e)
.. 130 132,764
World Acceptance Corp., 7.00%,  11/01/26
(e)
. 287 282,644
305,929,407
Consumer Staples Distribution & Retail — 0.3%
7-Eleven, Inc.
(e)
1.30% ,   02/10/28 ................. 1,225 1,119,740
1.80% ,   02/10/31 ................. 985 818,944
2.50% ,   02/10/41 ................. 312 202,331
2.80% ,   02/10/51 ................. 1,482 850,784
Ahold Finance USA LLC, 6.88%,  05/01/29 .. 897 975,060
Albertsons Cos., Inc.
(e)
4.63% ,   01/15/27 ................. 1,315 1,301,098
5.88% ,   02/15/28 ................. 774 773,930
6.50% ,   02/15/28
(d)
................ 755 767,159
3.50% ,   03/15/29 ................. 1,329 1,240,753
4.88% ,   02/15/30 ................. 1,000 965,956
6.25% ,   03/15/33 ................. 230 233,397
Alimentation Couche-Tard, Inc.
(e)
3.55% ,   07/26/27 ................. 1,440 1,410,457
2.95% ,   01/25/30 ................. 968 894,437
5.27% ,   02/12/34 ................. 925 910,953
3.44% ,   05/13/41 ................. 735 539,414
4.50% ,   07/26/47 ................. 610 491,417
3.80% ,   01/25/50 ................. 794 554,642
3.63% ,   05/13/51 ................. 355 236,509
5.62% ,   02/12/54
(d)
................ 585 538,193
C&S Group Enterprises LLC,
5.00%,  12/15/28
(d) (e)
.............. 419 350,156
Cencosud SA
(f)
4.38% ,   07/17/27 ................. 1,000 988,105
5.95% ,   05/28/31
(d)
................ 600 611,271
6.63% ,   02/12/45 ................. 400 405,033
CK Hutchison International 20 Ltd.
(e)
2.50% ,   05/08/30 ................. 855 772,305
3.38% ,   05/08/50
(d)
................ 685 463,537
CK Hutchison International 21 Ltd.,
2.50%,  04/15/31
(e)
............... 680 602,944
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
CK Hutchison International 23 Ltd.
(e)
4.75% ,   04/21/28 ................. USD 605 $ 609,388
4.88% ,   04/21/33
(d)
................ 1,315 1,284,312
CK Hutchison International 24 II Ltd.,
4.75%,  09/13/34
(e)
............... 400 384,373
CK Hutchison International 24 Ltd.
(e)
5.38% ,   04/26/29 ................. 800 819,763
5.50% ,   04/26/34
(d)
................ 1,100 1,117,269
Costco Wholesale Corp.
3.00% ,   05/18/27 ................. 1,177 1,157,907
1.38% ,   06/20/27 ................. 1,318 1,253,048
1.60% ,   04/20/30 ................. 1,767 1,566,245
1.75% ,   04/20/32 ................. 1,024 866,579
Dollar General Corp.
3.88% ,   04/15/27 ................. 709 700,028
4.63% ,   11/01/27 ................. 720 721,515
4.13% ,   05/01/28 ................. 862 849,724
5.20% ,   07/05/28 ................. 505 512,896
3.50% ,   04/03/30 ................. 1,036 971,982
5.00% ,   11/01/32
(d)
................ 865 848,814
5.45% ,   07/05/33
(d)
................ 890 898,042
4.13% ,   04/03/50 ................. 648 471,612
5.50% ,   11/01/52
(d)
................ 150 134,540
Dollar Tree, Inc.
4.20% ,   05/15/28 ................. 1,352 1,333,576
2.65% ,   12/01/31 ................. 865 750,456
3.38% ,   12/01/51 ................. 500 303,822
Ingles Markets, Inc., 4.00%,  06/15/31
(e)
.... 363 326,359
KeHE Distributors LLC, 9.00%,  02/15/29
(e)
.. 985 1,008,681
Koninklijke Ahold Delhaize NV,
5.70%,  10/01/40 ................ 535 542,791
Kroger Co. (The)
2.65% ,   10/15/26 ................. 975 951,200
3.70% ,   08/01/27 ................. 1,107 1,093,495
4.50% ,   01/15/29 ................. 884 889,132
2.20% ,   05/01/30 ................. 680 607,065
1.70% ,   01/15/31 ................. 710 601,806
7.50% ,   04/01/31 ................. 590 669,790
5.00% ,   09/15/34 ................. 2,335 2,286,215
6.90% ,   04/15/38 ................. 294 325,539
5.40% ,   07/15/40 ................. 368 357,925
5.00% ,   04/15/42 ................. 435 392,868
5.15% ,   08/01/43 ................. 386 354,197
3.88% ,   10/15/46 ................. 525 391,876
4.45% ,   02/01/47 ................. 857 698,695
4.65% ,   01/15/48 ................. 533 443,830
5.40% ,   01/15/49 ................. 540 497,337
3.95% ,   01/15/50 ................. 787 583,969
5.50% ,   09/15/54 ................. 2,065 1,928,814
5.65% ,   09/15/64 ................. 1,160 1,074,616
Performance Food Group, Inc.
(e)
5.50% ,   10/15/27 ................. 1,040 1,032,649
4.25% ,   08/01/29 ................. 965 913,282
6.13% ,   09/15/32 ................. 1,010 1,013,741
Safeway, Inc., 7.25%,  02/01/31 ......... 245 251,799
Sysco Corp.
3.30% ,   07/15/26 ................. 878 865,887
3.25% ,   07/15/27 ................. 1,063 1,037,829
5.75% ,   01/17/29 ................. 780 811,615
2.40% ,   02/15/30 ................. 325 293,990
5.95% ,   04/01/30 ................. 1,175 1,236,776
5.10% ,   09/23/30 ................. 325 330,962
2.45% ,   12/14/31 ................. 565 488,704
6.00% ,   01/17/34 ................. 410 435,114
5.40% ,   03/23/35 ................. 560 560,630

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
45
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
5.38% ,   09/21/35 ................. USD 480 $ 483,497
6.60% ,   04/01/40 ................. 360 386,608
4.85% ,   10/01/45 ................. 615 528,601
4.50% ,   04/01/46 ................. 490 401,195
4.45% ,   03/15/48 ................. 575 463,100
3.30% ,   02/15/50 ................. 710 463,795
6.60% ,   04/01/50 ................. 1,177 1,245,952
3.15% ,   12/14/51 ................. 475 296,086
Target Corp.
1.95% ,   01/15/27 ................. 1,345 1,302,140
3.38% ,   04/15/29 ................. 1,445 1,403,132
2.35% ,   02/15/30 ................. 954 873,463
2.65% ,   09/15/30 ................. 722 661,320
4.50% ,   09/15/32 ................. 885 872,270
6.35% ,   11/01/32 ................. 192 210,692
4.40% ,   01/15/33 ................. 705 686,056
4.50% ,   09/15/34 ................. 645 619,513
5.00% ,   04/15/35 ................. 375 371,773
6.50% ,   10/15/37 ................. 620 688,392
7.00% ,   01/15/38 ................. 230 262,866
4.00% ,   07/01/42 ................. 645 538,364
3.63% ,   04/15/46 ................. 635 470,275
3.90% ,   11/15/47 ................. 846 651,800
2.95% ,   01/15/52 ................. 1,190 745,359
4.80% ,   01/15/53
(d)
................ 1,145 1,004,936
Tesco plc, 6.15%,  11/15/37
(e)
.......... 558 563,062
United Natural Foods, Inc., 6.75%,  10/15/28
(d) (e)
511 501,399
US Foods, Inc.
(e)
6.88% ,   09/15/28 ................. 495 508,167
4.75% ,   02/15/29 ................. 870 845,271
4.63% ,   06/01/30 ................. 490 466,821
7.25% ,   01/15/32 ................. 475 497,379
5.75% ,   04/15/33 ................. 508 498,385
Walgreen Co., 4.40%,  09/15/42 ......... 270 244,407
Walgreens Boots Alliance, Inc.
3.45% ,   06/01/26 ................. 1,397 1,364,523
8.13% ,   08/15/29 ................. 750 779,829
3.20% ,   04/15/30 ................. 517 486,505
4.50% ,   11/18/34 ................. 310 291,826
4.80% ,   11/18/44 ................. 715 660,495
4.65% ,   06/01/46 ................. 311 282,119
4.10% ,   04/15/50 ................. 761 664,809
Walmart, Inc.
3.05% ,   07/08/26 ................. 900 891,290
1.05% ,   09/17/26 ................. 1,380 1,330,592
5.88% ,   04/05/27 ................. 130 135,200
4.10% ,   04/28/27 ................. 455 457,770
3.95% ,   09/09/27 ................. 1,498 1,502,164
3.90% ,   04/15/28 ................. 730 731,545
3.70% ,   06/26/28 ................. 1,420 1,415,986
1.50% ,   09/22/28 ................. 1,135 1,049,831
3.25% ,   07/08/29 ................. 1,105 1,076,605
2.38% ,   09/24/29 ................. 677 632,651
7.55% ,   02/15/30 ................. 675 777,281
4.00% ,   04/15/30 ................. 530 530,837
4.35% ,   04/28/30 ................. 595 602,123
1.80% ,   09/22/31 ................. 1,755 1,523,682
4.15% ,   09/09/32 ................. 1,060 1,045,301
4.10% ,   04/15/33 ................. 1,460 1,424,240
4.90% ,   04/28/35 ................. 900 911,392
5.25% ,   09/01/35 ................. 1,446 1,508,628
6.50% ,   08/15/37 ................. 745 849,597
6.20% ,   04/15/38 ................. 990 1,103,080
3.95% ,   06/28/38 ................. 915 831,815
5.63% ,   04/01/40 ................. 620 660,063
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
5.00% ,   10/25/40 ................. USD 340 $ 336,417
5.63% ,   04/15/41 ................. 665 696,215
2.50% ,   09/22/41 ................. 1,105 773,395
4.00% ,   04/11/43 ................. 350 296,241
4.30% ,   04/22/44 ................. 235 205,059
3.63% ,   12/15/47 ................. 510 389,934
4.05% ,   06/29/48 ................. 1,714 1,409,112
2.95% ,   09/24/49 ................. 715 479,136
2.65% ,   09/22/51 ................. 1,203 744,938
4.50% ,   09/09/52 ................. 1,075 935,197
4.50% ,   04/15/53 ................. 1,505 1,311,835
114,728,928
Containers & Packaging — 0.2%
Amcor Finance USA, Inc.
4.50% ,   05/15/28 ................. 527 525,641
5.63% ,   05/26/33 ................. 740 759,681
Amcor Flexibles North America, Inc.
4.80% ,   03/17/28
(e)
................ 485 488,446
5.10% ,   03/17/30
(e)
................ 220 222,090
2.63% ,   06/19/30 ................. 771 692,995
2.69% ,   05/25/31 ................. 795 702,659
5.50% ,   03/17/35
(e)
................ 350 348,569
Amcor Group Finance plc, 5.45%,  05/23/29 . 60 61,197
AptarGroup, Inc., 3.60%,  03/15/32 ....... 130 118,489
ARD Finance SA, 6.50%, (6.50% Cash or
7.25% PIK), 06/30/27
(e) (i)
............ 819 19,689
Ardagh Metal Packaging Finance USA LLC
(e)
6.00% ,   06/15/27 ................. 600 598,044
3.25% ,   09/01/28 ................. 550 503,015
4.00% ,   09/01/29
(d)
................ 1,025 890,190
Ardagh Packaging Finance plc
(e)
4.13% ,   08/15/26 ................. 1,188 1,048,901
5.25% ,   08/15/27 ................. 1,725 793,345
Avery Dennison Corp.
4.88% ,   12/06/28 ................. 575 579,698
2.65% ,   04/30/30 ................. 450 405,676
2.25% ,   02/15/32 ................. 690 573,338
5.75% ,   03/15/33 ................. 470 478,923
Ball Corp.
6.88% ,   03/15/28 ................. 740 758,656
6.00% ,   06/15/29 ................. 985 1,005,388
2.88% ,   08/15/30 ................. 1,301 1,151,476
3.13% ,   09/15/31 ................. 840 733,632
Berry Global, Inc.
4.88% ,   07/15/26
(e)
................ 960 957,892
1.65% ,   01/15/27 ................. 492 466,815
5.63% ,   07/15/27
(e)
................ 490 489,784
5.50% ,   04/15/28 ................. 555 566,945
5.80% ,   06/15/31 ................. 515 539,487
5.65% ,   01/15/34 ................. 900 908,573
Canpack SA, 3.88%,  11/15/29
(f)
......... 725 663,959
Cascades, Inc., 5.38%,  01/15/28
(e)
....... 430 419,209
CCL Industries, Inc.
(e)
3.25% ,   10/01/26 ................. 30 29,461
3.05% ,   06/01/30 ................. 880 801,646
Clydesdale Acquisition Holdings, Inc.
(e)
6.63% ,   04/15/29 ................. 535 539,336
6.88% ,   01/15/30 ................. 490 500,539
8.75% ,   04/15/30 ................. 1,095 1,128,089
6.75% ,   04/15/32 ................. 780 797,953
Crown Americas LLC
4.25% ,   09/30/26 ................. 387 381,011
5.25% ,   04/01/30 ................. 510 509,379
Crown Cork & Seal Co., Inc., 7.38%,  12/15/26 335 344,276

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
46
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Graham Packaging Co., Inc.,
7.13%,  08/15/28
(d) (e)
.............. USD 514 $ 502,127
Graphic Packaging International LLC
(e)
4.75% ,   07/15/27 ................. 335 328,543
3.50% ,   03/15/28 ................. 468 441,678
3.50% ,   03/01/29 ................. 340 315,890
3.75% ,   02/01/30 ................. 390 359,307
6.38% ,   07/15/32 ................. 495 498,099
Intelligent Packaging Ltd. Finco, Inc.,
6.00%,  09/15/28
(e)
............... 835 832,945
International Paper Co.
5.00% ,   09/15/35 ................. 480 468,910
7.30% ,   11/15/39 ................. 185 209,620
6.00% ,   11/15/41 ................. 727 717,663
4.80% ,   06/15/44 ................. 776 657,275
5.15% ,   05/15/46 ................. 355 313,715
4.40% ,   08/15/47 ................. 820 650,556
4.35% ,   08/15/48 ................. 889 699,851
Iris Holding, Inc., 10.00%,  12/15/28
(d) (e)
.... 415 366,445
Klabin Austria GmbH
(d)(f)
5.75% ,   04/03/29 ................. 600 600,723
3.20% ,   01/12/31 ................. 600 520,653
7.00% ,   04/03/49 ................. 650 642,326
LABL, Inc.
(e)
10.50% ,   07/15/27
(d)
............... 695 623,844
5.88% ,   11/01/28 ................. 500 413,427
9.50% ,   11/01/28 ................. 340 296,473
8.25% ,   11/01/29
(d)
................ 470 318,335
8.63% ,   10/01/31 ................. 960 784,607
Mauser Packaging Solutions Holding Co.
(e)
7.88% ,   08/15/26 ................. 150 148,042
7.88% ,   04/15/27 ................. 2,610 2,615,068
9.25% ,   04/15/27 ................. 1,400 1,282,123
OI European Group BV, 4.75%,  02/15/30
(e)
.. 410 379,539
Owens-Brockway Glass Container, Inc.
(e)
6.63% ,   05/13/27 ................. 605 604,056
7.25% ,   05/15/31
(d)
................ 690 684,435
7.38% ,   06/01/32
(d)
................ 300 293,335
Packaging Corp. of America
3.40% ,   12/15/27 ................. 714 699,621
3.00% ,   12/15/29 ................. 668 623,100
5.70% ,   12/01/33 ................. 285 293,287
4.05% ,   12/15/49 ................. 700 521,865
3.05% ,   10/01/51 ................. 435 267,606
Pactiv LLC, 8.38%,  04/15/27 .......... 165 178,601
Sealed Air Corp.
(e)
1.57% ,   10/15/26 ................. 775 736,909
4.00% ,   12/01/27 ................. 429 414,222
6.13% ,   02/01/28 ................. 885 890,731
5.00% ,   04/15/29 ................. 415 404,354
7.25% ,   02/15/31 ................. 430 447,052
6.50% ,   07/15/32
(d)
................ 415 422,423
6.88% ,   07/15/33 ................. 455 472,342
Silgan Holdings, Inc., 4.13%,  02/01/28 .... 550 528,170
Smurfit Kappa Treasury ULC
(e)
5.20% ,   01/15/30 ................. 505 511,360
5.44% ,   04/03/34 ................. 920 919,510
5.78% ,   04/03/54 ................. 780 749,176
Smurfit Westrock Financing DAC,
5.42%,  01/15/35
(e)
............... 320 320,367
Sonoco Products Co.
4.45% ,   09/01/26 ................. 255 254,578
2.25% ,   02/01/27 ................. 785 752,810
4.60% ,   09/01/29 ................. 215 211,840
3.13% ,   05/01/30 ................. 735 675,590
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
2.85% ,   02/01/32
(d)
................ USD 565 $ 489,253
5.00% ,   09/01/34
(d)
................ 720 688,294
5.75% ,   11/01/40 ................. 190 188,305
Trident TPI Holdings, Inc., 12.75%,  12/31/28
(e)
590 618,041
TriMas Corp., 4.13%,  04/15/29
(e)
........ 395 367,710
Trivium Packaging Finance BV
(e)(g)
5.50% ,   08/15/26 ................. 1,043 1,032,184
8.50% ,   08/15/27
(d)
................ 695 687,340
WestRock MWV LLC
8.20% ,   01/15/30 ................. 542 619,783
7.95% ,   02/15/31 ................. 215 246,495
WRKCo, Inc.
3.38% ,   09/15/27 ................. 510 496,168
4.00% ,   03/15/28 ................. 755 742,912
3.90% ,   06/01/28 ................. 590 577,179
4.90% ,   03/15/29 ................. 823 826,873
4.20% ,   06/01/32 ................. 562 527,679
3.00% ,   06/15/33 ................. 524 447,842
60,925,274
Distributors — 0.0%
American Builders & Contractors Supply Co.,
Inc.
(e)
4.00% ,   01/15/28 ................. 710 686,060
3.88% ,   11/15/29 ................. 410 377,948
BCPE Empire Holdings, Inc.,
7.63%,  05/01/27
(e)
............... 685 685,000
Dealer Tire LLC, 8.00%,  02/01/28
(e)
...... 505 491,155
Ferguson Finance plc
(e)
4.25% ,   04/20/27 ................. 220 217,853
4.50% ,   10/24/28 ................. 929 924,963
3.25% ,   06/02/30 ................. 580 539,862
4.65% ,   04/20/32 ................. 390 375,712
Gates Corp., 6.88%,  07/01/29
(e)
......... 505 513,190
Genuine Parts Co.
6.50% ,   11/01/28 ................. 640 677,144
4.95% ,   08/15/29 ................. 920 925,682
1.88% ,   11/01/30 ................. 642 545,918
2.75% ,   02/01/32 ................. 280 239,680
6.88% ,   11/01/33 ................. 445 490,273
LKQ Corp.
5.75% ,   06/15/28 ................. 720 735,534
6.25% ,   06/15/33 ................. 465 479,837
RB Global Holdings, Inc.
(e)
6.75% ,   03/15/28 ................. 505 515,194
7.75% ,   03/15/31 ................. 788 826,653
Resideo Funding, Inc.
(e)
4.00% ,   09/01/29
(d)
................ 330 303,873
6.50% ,   07/15/32 ................. 612 606,545
Velocity Vehicle Group LLC, 8.00%,  06/01/29
(e)
485 490,837
Windsor Holdings III LLC, 8.50%,  06/15/30
(e)
. 795 836,506
12,485,419
Diversified Consumer Services — 0.1%
Adtalem Global Education, Inc.,
5.50%,  03/01/28
(e)
............... 413 407,516
American University (The), Series 2019,
3.67%,  04/01/49 ................ 170 125,958
Belron UK Finance plc, 5.75%,  10/15/29
(e)
.. 1,105 1,102,635
Brown University, Series A, 2.92%,  09/01/50 . 215 141,140
California Institute of Technology
4.32% ,   08/01/45 ................. 295 252,920
4.70% ,   11/01/2111 ................ 158 127,383
3.65% ,   09/01/2119 ................ 311 193,315
Carriage Services, Inc., 4.25%,  05/15/29
(e)
.. 408 374,477

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
47
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Case Western Reserve University, Series 22-C,
5.41%,  06/01/2122 ............... USD 160 $ 146,877
Champions Financing, Inc.,
8.75%,  02/15/29
(d) (e)
.............. 650 572,305
Claremont Mckenna College,
3.78%,  01/01/2122 ............... 223 142,773
Cornell University, 4.84%,  06/15/34 ...... 445 441,234
Duke University
Series 2020 , 2.68% ,   10/01/44 ......... 430 304,713
Series 2020 , 2.76% ,   10/01/50 ......... 390 245,039
Series 2020 , 2.83% ,   10/01/55 ......... 424 262,281
Emory University
Series 2020 , 2.14% ,   09/01/30 ......... 40 35,645
Series 2020 , 2.97% ,   09/01/50 ......... 423 273,591
George Washington University (The)
Series 2014 , 4.30% ,   09/15/44 ......... 335 282,814
4.87% ,   09/15/45 ................. 355 323,102
Series 2018 , 4.13% ,   09/15/48 ......... 672 534,368
Georgetown University (The)
Series B , 4.32% ,   04/01/49 ........... 240 195,252
Series 20A , 2.94% ,   04/01/50 ......... 187 121,357
Series A , 5.22% ,   10/01/2118 .......... 250 223,958
Graham Holdings Co., 5.75%,  06/01/26
(e)
... 400 400,601
Grand Canyon University, 5.13%,  10/01/28 .. 385 362,868
Howard University, Series 22A,
5.21%,  10/01/52 ................ 160 140,981
Johns Hopkins University
Series A , 4.71% ,   07/01/32
(d)
.......... 350 349,862
Series 2013 , 4.08% ,   07/01/53 ......... 295 232,754
Series A , 2.81% ,   01/01/60
(d)
.......... 253 144,001
Leland Stanford Junior University (The)
1.29% ,   06/01/27 ................. 281 265,859
4.68% ,   03/01/35 ................. 500 493,526
3.65% ,   05/01/48 ................. 420 321,777
2.41% ,   06/01/50 ................. 445 261,205
Massachusetts Institute of Technology
3.96% ,   07/01/38 ................. 205 186,261
Series F , 2.99% ,   07/01/50 ........... 330 218,802
Series G , 2.29% ,   07/01/51
(d)
.......... 451 253,740
3.07% ,   04/01/52 ................. 472 314,343
5.60% ,   07/01/2111 ................ 404 401,622
4.68% ,   07/01/2114 ................ 1,338 1,103,826
3.89% ,   07/01/2116 ................ 143 97,452
Mavis Tire Express Services Topco Corp.,
6.50%,  05/15/29
(e)
............... 750 692,307
Northeastern University, Series 2020,
2.89%,  10/01/50 ................ 328 213,493
Northwestern University
4.94% ,   12/01/35 ................. 475 476,420
4.64% ,   12/01/44 ................. 578 535,493
Series 2020 , 2.64% ,   12/01/50 ......... 253 154,328
Series 2017 , 3.66% ,   12/01/57 ......... 369 266,801
President & Fellows of Harvard College
4.61% ,   02/15/35
(d)
................ 2,000 1,967,429
6.50% ,   01/15/39
(e)
................ 165 188,530
4.88% ,   10/15/40 ................. 15 14,590
3.15% ,   07/15/46 ................. 571 404,325
2.52% ,   10/15/50
(d)
................ 516 307,520
3.75% ,   11/15/52 ................. 45 34,070
3.30% ,   07/15/56 ................. 616 418,360
Rentokil Terminix Funding LLC
(e)
5.00% ,   04/28/30 ................. 600 599,003
5.63% ,   04/28/35 ................. 600 601,719
Service Corp. International
7.50% ,   04/01/27 ................. 155 159,500
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
4.63% ,   12/15/27 ................. USD 525 $ 516,914
5.13% ,   06/01/29 ................. 760 752,767
3.38% ,   08/15/30 ................. 845 758,222
4.00% ,   05/15/31 ................. 820 749,041
5.75% ,   10/15/32 ................. 795 787,139
Signal Parent, Inc., 6.13%,  04/01/29
(e)
..... 322 172,708
Sotheby's
(e)
7.38% ,   10/15/27 ................. 760 713,120
5.88% ,   06/01/29 ................. 320 272,042
StoneMor, Inc., 8.50%,  05/15/29
(e)
....... 400 360,792
Thomas Jefferson University, 3.85%,  11/01/57 272 190,065
Trustees of Boston College, 3.13%,  07/01/52 290 194,435
Trustees of Columbia University in the
City of New York (The), Series 2024,
4.36%,  10/01/35 ................ 135 128,898
Trustees of Princeton University (The)
4.65% ,   07/01/30 ................. 65 65,935
5.70% ,   03/01/39 ................. 347 373,392
Series 2020 , 2.52% ,   07/01/50 ......... 408 249,852
4.20% ,   03/01/52 ................. 220 183,801
Trustees of the University of Pennsylvania (The)
Series 2020 , 2.40% ,   10/01/50 ......... 315 182,404
4.67% ,   09/01/2112 ................ 30 24,794
3.61% ,   02/15/2119
(d)
............... 255 164,608
University of Chicago (The)
Series 20B , 2.76% ,   04/01/45 ......... 85 64,572
Series C , 2.55% ,   04/01/50 ........... 276 176,414
4.00% ,   10/01/53 ................. 190 148,188
University of Miami, Series 2022,
4.06%,  04/01/52 ................ 216 167,437
University of Notre Dame du Lac
Series 2015 , 3.44% ,   02/15/45 ......... 404 306,242
Series 2017 , 3.39% ,   02/15/48 ......... 400 294,059
University of Southern California
3.03% ,   10/01/39 ................. 763 613,821
Series 2017 , 3.84% ,   10/01/47 ......... 483 380,738
2.81% ,   10/01/50 ................. 415 261,105
Series 21A , 2.95% ,   10/01/51 ......... 345 220,388
4.98% ,   10/01/53
(d)
................ 380 350,272
5.25% ,   10/01/2111 ................ 255 234,610
Series A , 3.23% ,   10/01/2120 .......... 208 118,177
Wand NewCo 3, Inc., 7.63%,  01/30/32
(e)
... 1,200 1,237,865
Washington University (The)
Series 2022 , 3.52% ,   04/15/54 ......... 510 365,553
4.35% ,   04/15/2122 ................ 124 93,573
William Marsh Rice University
3.57% ,   05/15/45 ................. 390 308,532
3.77% ,   05/15/55 ................. 295 221,468
WW International, Inc., 4.50%,  04/15/29
(d) (e)
. 445 106,753
Yale University
Series 2020 , 1.48% ,   04/15/30 ......... 448 395,097
Series 2020 , 2.40% ,   04/15/50 ......... 498 292,841
32,612,655
Diversified REITs — 0.2%
American Assets Trust LP
3.38% ,   02/01/31 ................. 605 527,703
6.15% ,   10/01/34 ................. 495 486,733
Broadstone Net Lease LLC, 2.60%,  09/15/31 590 496,827
Champion MTN Ltd., 2.95%,  06/15/30
(f)
.... 400 339,072
Digital Realty Trust LP
3.70% ,   08/15/27 ................. 1,055 1,041,895
5.55% ,   01/15/28 ................. 940 965,722
4.45% ,   07/15/28 ................. 723 720,953
3.60% ,   07/01/29 ................. 999 961,181

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
48
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
Equinix Europe 2 Financing Corp. LLC,
5.50%,  06/15/34 ................ USD 490 $ 499,064
Global Net Lease, Inc., 3.75%,  12/15/27
(e)
.. 490 460,953
GLP Capital LP
5.75% ,   06/01/28 ................. 733 743,364
5.30% ,   01/15/29 ................. 832 831,414
4.00% ,   01/15/30 ................. 815 768,837
4.00% ,   01/15/31 ................. 765 710,012
3.25% ,   01/15/32 ................. 530 456,848
6.75% ,   12/01/33 ................. 135 142,218
5.63% ,   09/15/34 ................. 465 455,050
6.25% ,   09/15/54 ................. 485 456,311
Iron Mountain Information Management
Services, Inc., 5.00%,  07/15/32
(e)
...... 775 725,144
Necessity Retail REIT, Inc. (The),
4.50%,  09/30/28
(e)
............... 500 471,444
Prologis Targeted US Logistics Fund LP
(e)
5.25% ,   04/01/29 ................. 470 482,763
5.50% ,   04/01/34 ................. 415 418,953
5.25% ,   01/15/35 ................. 305 302,569
Rayonier LP, 2.75%,  05/17/31 .......... 495 430,211
Safehold GL Holdings LLC
2.80% ,   06/15/31 ................. 645 568,925
2.85% ,   01/15/32 ................. 190 161,329
6.10% ,   04/01/34 ................. 270 274,712
5.65% ,   01/15/35 ................. 300 291,879
Simon Property Group LP
3.25% ,   11/30/26 ................. 815 802,298
1.38% ,   01/15/27 ................. 650 618,907
3.38% ,   06/15/27 ................. 649 637,851
3.38% ,   12/01/27 ................. 749 733,334
1.75% ,   02/01/28 ................. 1,016 950,519
2.45% ,   09/13/29 ................. 1,680 1,544,720
2.65% ,   07/15/30 ................. 910 830,136
2.20% ,   02/01/31 ................. 805 702,681
2.25% ,   01/15/32 ................. 685 584,089
2.65% ,   02/01/32 ................. 700 608,129
5.50% ,   03/08/33 ................. 620 636,205
6.25% ,   01/15/34 ................. 425 454,036
4.75% ,   09/26/34 ................. 550 525,803
6.75% ,   02/01/40 ................. 507 564,400
4.75% ,   03/15/42 ................. 539 472,727
4.25% ,   10/01/44 ................. 502 403,905
4.25% ,   11/30/46 ................. 575 459,672
3.25% ,   09/13/49 ................. 1,330 875,282
3.80% ,   07/15/50 ................. 860 622,760
5.85% ,   03/08/53 ................. 565 554,168
6.65% ,   01/15/54 ................. 390 421,307
Trust Fibra Uno
(f)
4.87% ,   01/15/30 ................. 1,000 929,157
7.70% ,   01/23/32 ................. 290 296,676
7.38% ,   02/13/34
(d)
................ 800 791,682
8.25% ,   01/23/37 ................. 200 204,613
6.95% ,   01/30/44 ................. 600 518,158
6.39% ,   01/15/50 ................. 800 637,142
Uniti Group LP
(e)
10.50% ,   02/15/28 ................. 2,669 2,834,485
4.75% ,   04/15/28 ................. 610 583,613
6.50% ,   02/15/29 ................. 1,045 955,455
6.00% ,   01/15/30
(d)
................ 775 691,626
VICI Properties LP
4.50% ,   09/01/26
(e)
................ 615 611,889
4.25% ,   12/01/26
(e)
................ 1,345 1,331,516
5.75% ,   02/01/27
(e)
................ 848 858,423
3.75% ,   02/15/27
(e)
................ 848 832,587
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
4.50% ,   01/15/28
(e)
................ USD 715 $ 704,104
4.75% ,   02/15/28 ................. 805 807,098
4.75% ,   04/01/28 ................. 100 100,136
3.88% ,   02/15/29
(e)
................ 820 786,819
4.63% ,   12/01/29
(e)
................ 1,134 1,102,367
4.95% ,   02/15/30 ................. 1,080 1,073,852
4.13% ,   08/15/30
(e)
................ 1,360 1,283,076
5.13% ,   11/15/31 ................. 400 396,182
5.13% ,   05/15/32 ................. 1,201 1,178,242
5.75% ,   04/01/34 ................. 85 85,600
5.63% ,   04/01/35 ................. 320 317,242
5.63% ,   05/15/52 ................. 990 886,856
6.13% ,   04/01/54 ................. 200 190,813
Vornado Realty LP
2.15% ,   06/01/26 ................. 395 380,875
3.40% ,   06/01/31 ................. 345 293,791
WP Carey, Inc.
4.25% ,   10/01/26 ................. 425 423,309
3.85% ,   07/15/29 ................. 440 425,092
2.40% ,   02/01/31 ................. 485 422,983
2.45% ,   02/01/32 ................. 455 381,048
2.25% ,   04/01/33 ................. 497 392,984
5.38% ,   06/30/34 ................. 460 451,000
53,355,506
Diversified Telecommunication Services — 0.8%
Altice Financing SA
(e)
9.63% ,   07/15/27 ................. 380 327,758
5.00% ,   01/15/28 ................. 1,200 920,453
5.75% ,   08/15/29 ................. 1,983 1,458,138
Altice France SA
(e)
8.13% ,   02/01/27 ................. 1,704 1,559,374
5.50% ,   01/15/28 ................. 1,090 901,797
5.13% ,   01/15/29 ................. 440 357,420
5.13% ,   07/15/29 ................. 2,560 2,091,119
5.50% ,   10/15/29 ................. 1,960 1,602,046
AT&T, Inc.
2.95% ,   07/15/26 ................. 625 614,792
3.80% ,   02/15/27 ................. 1,017 1,008,064
4.25% ,   03/01/27 ................. 1,925 1,923,022
2.30% ,   06/01/27 ................. 2,996 2,880,014
1.65% ,   02/01/28 ................. 2,656 2,479,114
4.10% ,   02/15/28 ................. 1,575 1,569,732
4.35% ,   03/01/29 ................. 2,828 2,826,107
4.30% ,   02/15/30 ................. 3,262 3,236,218
2.75% ,   06/01/31 ................. 2,626 2,356,814
2.25% ,   02/01/32 ................. 2,577 2,189,381
2.55% ,   12/01/33 ................. 3,693 3,049,141
5.40% ,   02/15/34 ................. 2,620 2,674,347
4.50% ,   05/15/35 ................. 2,359 2,227,768
5.25% ,   03/01/37 ................. 765 752,516
4.90% ,   08/15/37 ................. 625 589,665
6.30% ,   01/15/38 ................. 270 289,679
6.55% ,   02/15/39 ................. 555 601,145
4.85% ,   03/01/39 ................. 931 865,592
6.00% ,   08/15/40 ................. 495 497,132
5.35% ,   09/01/40 ................. 605 579,008
6.38% ,   03/01/41 ................. 367 380,042
3.50% ,   06/01/41 ................. 2,439 1,868,222
5.55% ,   08/15/41 ................. 607 585,160
5.15% ,   03/15/42 ................. 426 385,665
4.30% ,   12/15/42 ................. 1,360 1,131,720
3.10% ,   02/01/43 ................. 600 421,427
4.65% ,   06/01/44 ................. 554 462,115
4.80% ,   06/15/44 ................. 367 316,302

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
49
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
4.35% ,   06/15/45 ................. USD 625 $ 503,940
4.85% ,   07/15/45 ................. 466 404,338
4.75% ,   05/15/46 ................. 1,885 1,603,674
5.15% ,   11/15/46 ................. 835 746,862
5.65% ,   02/15/47 ................. 745 724,944
5.45% ,   03/01/47 ................. 507 469,782
4.50% ,   03/09/48 ................. 1,760 1,428,781
4.55% ,   03/09/49 ................. 1,010 818,206
5.15% ,   02/15/50 ................. 676 595,851
3.65% ,   06/01/51 ................. 2,894 2,025,584
3.30% ,   02/01/52 ................. 1,005 650,618
3.50% ,   09/15/53 ................. 7,377 4,946,276
3.55% ,   09/15/55 ................. 7,132 4,760,389
5.70% ,   03/01/57 ................. 362 343,880
3.80% ,   12/01/57 ................. 5,876 4,053,651
3.65% ,   09/15/59 ................. 6,244 4,134,706
3.85% ,   06/01/60 ................. 1,385 944,730
3.50% ,   02/01/61 ................. 640 406,234
Bell Telephone Co. of Canada or Bell Canada
Series US-5 , 2.15% ,   02/15/32 ......... 830 694,751
5.10% ,   05/11/33
(d)
................ 930 919,985
5.20% ,   02/15/34
(d)
................ 630 633,926
4.46% ,   04/01/48 ................. 1,146 916,033
4.30% ,   07/29/49 ................. 564 439,294
Series US-4 , 3.65% ,   03/17/51 ......... 571 401,651
3.65% ,   08/15/52 ................. 435 302,983
5.55% ,   02/15/54
(d)
................ 780 730,808
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.39%),
6.88% ,   09/15/55
(h)
............... 1,005 1,007,117
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.36%),
7.00% ,   09/15/55
(h)
............... 1,285 1,279,592
British Telecommunications plc
5.13% ,   12/04/28 ................. 1,050 1,074,774
3.25% ,   11/08/29
(e)
................ 1,435 1,360,590
9.63% ,   12/15/30 ................. 2,007 2,457,080
4.25% ,   11/08/49
(e)
................ 567 431,620
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.99%),
4.25% ,   11/23/81
(e) (h)
.............. 515 498,820
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.49%),
4.88% ,   11/23/81
(e) (h)
.............. 512 462,072
CCO Holdings LLC
5.50% ,   05/01/26
(e)
................ 710 709,227
5.13% ,   05/01/27
(e)
................ 3,120 3,076,083
5.00% ,   02/01/28
(e)
................ 2,410 2,350,978
5.38% ,   06/01/29
(e)
................ 1,480 1,449,172
6.38% ,   09/01/29
(e)
................ 1,420 1,432,818
4.75% ,   03/01/30
(e)
................ 2,820 2,664,789
4.50% ,   08/15/30
(e)
................ 2,725 2,531,374
4.25% ,   02/01/31
(e)
................ 2,878 2,601,858
7.38% ,   03/01/31
(d) (e)
............... 1,112 1,143,883
4.75% ,   02/01/32
(e)
................ 1,240 1,123,644
4.50% ,   05/01/32 ................. 2,830 2,515,548
4.50% ,   06/01/33
(e)
................ 1,665 1,450,299
4.25% ,   01/15/34
(d) (e)
............... 1,943 1,634,916
Consolidated Communications, Inc.
(e)
5.00% ,   10/01/28 ................. 385 365,384
6.50% ,   10/01/28 ................. 775 761,452
Deutsche Telekom AG, 3.63%,  01/21/50
(e)
.. 1,225 871,964
Deutsche Telekom International Finance BV
3.60% ,   01/19/27
(e)
................ 1,135 1,120,362
4.38% ,   06/21/28
(e)
................ 1,365 1,366,496
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
8.75% ,   06/15/30 ................. USD 2,990 $ 3,520,237
9.25% ,   06/01/32 ................. 699 865,463
4.75% ,   06/21/38
(e)
................ 485 455,022
4.88% ,   03/06/42
(e)
................ 1,080 972,681
Embarq LLC, 8.00%,  06/01/36
(d)
........ 1,260 567,278
Fibercop SpA
(e)
Series 2033 , 6.38% ,   11/15/33 ......... 520 499,741
Series 2034 , 6.00% ,   09/30/34 ......... 529 491,949
Series 2036 , 7.20% ,   07/18/36 ......... 519 506,796
Series 2038 , 7.72% ,   06/04/38 ......... 505 502,822
Frontier Communications Holdings LLC
5.88% ,   10/15/27
(e)
................ 1,105 1,103,954
5.00% ,   05/01/28
(e)
................ 1,486 1,471,530
6.75% ,   05/01/29
(e)
................ 935 939,402
5.88% ,   11/01/29 ................. 745 745,514
6.00% ,   01/15/30
(e)
................ 960 964,702
8.75% ,   05/15/30
(e)
................ 1,170 1,224,555
8.63% ,   03/15/31
(e)
................ 750 795,499
Frontier Florida LLC, Series E,
6.86%,  02/01/28 ................ 300 307,105
Frontier North, Inc., Series G, 6.73%,  02/15/28 225 228,533
HKT Capital No. 4 Ltd., 3.00%,  07/14/26
(f)
... 800 785,538
HKT Capital No. 5 Ltd., 3.25%,  09/30/29
(f)
... 400 379,692
HKT Capital No. 6 Ltd., 3.00%,  01/18/32
(f)
... 600 526,779
IHS Holding Ltd.
(f)
6.25% ,   11/29/28 ................. 600 570,278
7.88% ,   05/29/30 ................. 400 386,516
8.25% ,   11/29/31 ................. 600 577,325
Iliad Holding SASU
(e)
7.00% ,   10/15/28 ................. 890 900,657
8.50% ,   04/15/31 ................. 995 1,049,495
7.00% ,   04/15/32 ................. 840 850,847
Intelsat Jackson Holdings SA,
6.50%,  03/15/30
(e)
............... 2,945 2,905,467
Koninklijke KPN NV, 8.38%,  10/01/30 ..... 310 361,816
KT Corp.
2.50% ,   07/18/26
(e)
................ 550 537,665
1.38% ,   01/21/27
(f)
................. 200 190,274
4.13% ,   02/02/28
(f)
................. 400 397,261
Level 3 Financing, Inc.
(e)
4.25% ,   07/01/28 ................. 495 427,846
3.63% ,   01/15/29
(d)
................ 160 124,489
10.50% ,   04/15/29 ................. 660 731,880
4.88% ,   06/15/29 ................. 589 515,108
3.75% ,   07/15/29
(d)
................ 450 342,234
11.00% ,   11/15/29 ................. 1,520 1,700,342
4.50% ,   04/01/30 ................. 675 562,080
10.50% ,   05/15/30 ................. 884 957,787
3.88% ,   10/15/30
(d)
................ 555 438,299
10.75% ,   12/15/30 ................. 660 732,255
4.00% ,   04/15/31
(d)
................ 450 350,835
10.00% ,   10/15/32 ................. 377 377,152
Liquid Telecommunications Financing plc,
5.50%,  09/04/26
(f)
................ 600 493,225
Lumen Technologies, Inc.
4.50% ,   01/15/29
(d) (e)
............... 355 288,262
4.13% ,   04/15/29
(e)
................ 337 319,627
5.38% ,   06/15/29
(d) (e)
............... 275 219,261
4.13% ,   04/15/30
(d) (e)
............... 342 320,521
10.00% ,   10/15/32
(e)
............... 435 434,228
Series P , 7.60% ,   09/15/39
(d)
.......... 385 282,590
Series U , 7.65% ,   03/15/42 ........... 295 214,347
Network i2i Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.39%), 3.98%
(f) (h) (j)
............... 400 392,110

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
50
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Ooredoo International Finance Ltd.
3.75% ,   06/22/26
(f)
................. USD 600 $ 595,355
3.88% ,   01/31/28
(e)
................ 400 394,634
2.63% ,   04/08/31
(f)
................. 1,400 1,257,766
4.63% ,   10/10/34
(f)
................. 200 196,260
4.50% ,   01/31/43
(e)
................ 400 357,297
Orange SA
9.00% ,   03/01/31 ................. 2,001 2,431,954
5.38% ,   01/13/42 ................. 965 929,442
5.50% ,   02/06/44 ................. 694 676,737
PT Tower Bersama Infrastructure Tbk.,
2.80%,  05/02/27
(f)
................ 200 189,577
Sable International Finance Ltd.,
7.13%,  10/15/32
(d) (f)
............... 1,000 982,579
Saudi Telecom Co., 3.89%,  05/13/29
(f)
..... 1,200 1,168,941
SES GLOBAL Americas Holdings, Inc.,
5.30%,  03/25/44
(d) (e)
.............. 544 389,319
Singapore Telecommunications Ltd.,
7.38%,  12/01/31
(e)
............... 150 175,595
SingTel Group Treasury Pte. Ltd.
(f)
3.88% ,   08/28/28 ................. 800 792,894
2.38% ,   08/28/29 ................. 1,200 1,112,937
1.88% ,   06/10/30 ................. 1,000 892,066
Sitios Latinoamerica SAB de CV
(f)
6.00% ,   11/25/29
(d)
................ 1,000 1,005,335
5.38% ,   04/04/32 ................. 1,045 997,025
SK Broadband Co. Ltd., 4.88%,  06/28/28
(f)
.. 400 403,114
Sprint Capital Corp.
6.88% ,   11/15/28 ................. 2,950 3,154,849
8.75% ,   03/15/32 ................. 2,110 2,533,378
Telecom Argentina SA, 9.50%,  07/18/31
(f)
... 850 886,673
Telecom Italia Capital SA
6.38% ,   11/15/33 ................. 511 511,121
6.00% ,   09/30/34
(d)
................ 506 488,837
7.20% ,   07/18/36 ................. 496 508,257
7.72% ,   06/04/38 ................. 513 534,980
Telefonica Emisiones SA
4.10% ,   03/08/27 ................. 1,218 1,210,569
7.05% ,   06/20/36 ................. 2,051 2,272,140
4.67% ,   03/06/38 ................. 416 375,818
5.21% ,   03/08/47 ................. 2,481 2,167,760
4.90% ,   03/06/48 ................. 1,336 1,118,522
5.52% ,   03/01/49 ................. 1,203 1,093,644
Telesat Canada
(e)
5.63% ,   12/06/26
(d)
................ 380 215,209
4.88% ,   06/01/27
(d)
................ 225 122,279
6.50% ,   10/15/27 ................. 235 96,601
TELUS Corp.
2.80% ,   02/16/27 ................. 770 748,598
3.70% ,   09/15/27 ................. 745 734,673
3.40% ,   05/13/32 ................. 815 727,400
4.60% ,   11/16/48 ................. 725 578,734
4.30% ,   06/15/49 ................. 563 427,963
Total Play Telecomunicaciones SA de CV,
11.13%,  12/31/32
(d) (e)
.............. 870 786,069
Turk Telekomunikasyon A/S, 7.38%,  05/20/29
(f)
600 600,523
Verizon Communications, Inc.
4.13% ,   03/16/27 ................. 2,797 2,795,149
3.00% ,   03/22/27 ................. 1,140 1,113,205
2.10% ,   03/22/28 ................. 2,647 2,498,622
4.33% ,   09/21/28 ................. 4,227 4,241,130
3.88% ,   02/08/29 ................. 1,520 1,495,100
4.02% ,   12/03/29 ................. 3,838 3,767,393
3.15% ,   03/22/30 ................. 1,857 1,746,099
1.50% ,   09/18/30 ................. 1,605 1,375,161
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
1.68% ,   10/30/30 ................. USD 1,446 $ 1,241,553
7.75% ,   12/01/30 ................. 835 959,942
1.75% ,   01/20/31 ................. 2,090 1,786,203
2.55% ,   03/21/31 ................. 3,413 3,038,940
2.36% ,   03/15/32 ................. 4,557 3,888,031
5.05% ,   05/09/33 ................. 705 710,120
4.50% ,   08/10/33 ................. 2,253 2,170,025
6.40% ,   09/15/33 ................. 440 478,508
4.40% ,   11/01/34 ................. 2,144 2,020,425
4.78% ,   02/15/35 ................. 615 597,643
5.25% ,   04/02/35 ................. 1,750 1,759,472
5.85% ,   09/15/35 ................. 465 485,061
4.27% ,   01/15/36 ................. 895 821,221
5.25% ,   03/16/37 ................. 1,445 1,427,560
4.81% ,   03/15/39 ................. 1,418 1,321,667
2.65% ,   11/20/40 ................. 2,980 2,098,112
3.40% ,   03/22/41 ................. 3,700 2,815,595
2.85% ,   09/03/41 ................. 995 693,636
4.75% ,   11/01/41 ................. 519 460,710
3.85% ,   11/01/42 ................. 820 650,298
6.55% ,   09/15/43 ................. 809 876,293
4.13% ,   08/15/46 ................. 928 731,782
4.86% ,   08/21/46 ................. 2,387 2,101,073
5.50% ,   03/16/47 ................. 525 502,920
4.52% ,   09/15/48 ................. 1,024 849,423
5.01% ,   04/15/49 ................. 465 422,828
4.00% ,   03/22/50 ................. 1,270 963,269
2.88% ,   11/20/50 ................. 2,753 1,686,493
3.55% ,   03/22/51 ................. 4,435 3,126,795
3.88% ,   03/01/52 ................. 1,010 743,567
5.50% ,   02/23/54 ................. 730 700,901
5.01% ,   08/21/54 ................. 605 535,081
4.67% ,   03/15/55 ................. 722 604,397
2.99% ,   10/30/56 ................. 3,675 2,185,476
3.00% ,   11/20/60 ................. 1,905 1,106,113
3.70% ,   03/22/61 ................. 3,088 2,098,859
Virgin Media Finance plc, 5.00%,  07/15/30
(e)
. 910 797,224
Virgin Media Secured Finance plc
(e)
5.50% ,   05/15/29 ................. 1,331 1,281,984
4.50% ,   08/15/30 ................. 885 793,181
Windstream Services LLC, 8.25%,  10/01/31
(e)
2,195 2,250,625
Zayo Group Holdings, Inc.
(e)
4.00% ,   03/01/27 ................. 1,495 1,375,272
6.13% ,   03/01/28 ................. 1,120 918,762
269,080,992
Electric Utilities — 1.9%
Acwa Power Management & Investments One
Ltd., 5.95%,  12/15/39
(f)
............. 377 375,897
Adani Electricity Mumbai Ltd.
(f)
3.95% ,   02/12/30 ................. 800 693,047
3.87% ,   07/22/31 ................. 400 328,199
Adani Transmission Step-One Ltd.
(f)
4.00% ,   08/03/26 ................. 600 576,456
4.25% ,   05/21/36 ................. 218 178,363
AEP Texas, Inc.
3.95% ,   06/01/28 ................. 95 93,219
5.45% ,   05/15/29 ................. 660 676,511
Series I , 2.10% ,   07/01/30 ............ 600 525,384
4.70% ,   05/15/32 ................. 290 281,196
5.40% ,   06/01/33 ................. 345 345,395
5.70% ,   05/15/34 ................. 395 397,689
3.80% ,   10/01/47 ................. 365 253,290
Series G , 4.15% ,   05/01/49 ........... 310 231,870
Series H , 3.45% ,   01/15/50 ........... 512 344,396

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
51
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
3.45% ,   05/15/51 ................. USD 565 $ 371,037
5.25% ,   05/15/52 ................. 350 305,056
AEP Transmission Co. LLC
3.10% ,   12/01/26 ................. 480 470,901
5.15% ,   04/01/34 ................. 490 489,284
4.00% ,   12/01/46 ................. 220 172,696
3.75% ,   12/01/47 ................. 572 424,704
4.25% ,   09/15/48 ................. 440 350,935
3.80% ,   06/15/49 ................. 295 214,529
3.15% ,   09/15/49 ................. 345 227,989
Series M , 3.65% ,   04/01/50 ........... 625 453,998
Series N , 2.75% ,   08/15/51 ........... 270 160,400
Series O , 4.50% ,   06/15/52 ........... 610 502,880
5.40% ,   03/15/53 ................. 751 706,954
AES Panama Generation Holdings SRL,
4.38%,  05/31/30
(f)
................ 1,327 1,160,375
Alabama Power Co.
3.75% ,   09/01/27 ................. 310 308,470
Series 20-A , 1.45% ,   09/15/30 ......... 655 561,648
3.05% ,   03/15/32 ................. 280 252,472
3.94% ,   09/01/32 ................. 620 585,708
5.85% ,   11/15/33 ................. 475 503,973
5.10% ,   04/02/35 ................. 395 396,448
6.13% ,   05/15/38 ................. 255 274,686
6.00% ,   03/01/39 ................. 310 330,947
3.85% ,   12/01/42 ................. 154 122,193
4.15% ,   08/15/44 ................. 479 391,142
3.75% ,   03/01/45 ................. 858 660,909
4.30% ,   01/02/46 ................. 465 386,102
Series B , 3.70% ,   12/01/47 ........... 567 422,843
Series A , 4.30% ,   07/15/48 ........... 578 474,967
3.45% ,   10/01/49 ................. 558 390,379
3.13% ,   07/15/51 ................. 715 467,297
3.00% ,   03/15/52 ................. 458 289,600
Alfa Desarrollo SpA, 4.55%,  09/27/51
(f)
.... 1,037 765,472
Alliant Energy Finance LLC
(e)
5.40% ,   06/06/27 ................. 565 572,820
4.25% ,   06/15/28 ................. 443 438,078
5.95% ,   03/30/29 ................. 570 592,996
3.60% ,   03/01/32 ................. 455 413,139
Alpha Generation LLC, 6.75%,  10/15/32
(e)
.. 982 1,002,232
American Electric Power Co., Inc.
5.75% ,   11/01/27 ................. 950 979,571
3.20% ,   11/13/27 ................. 650 633,033
Series J , 4.30% ,   12/01/28 ........... 845 838,802
5.20% ,   01/15/29 ................. 1,215 1,240,373
2.30% ,   03/01/30 ................. 649 580,934
5.95% ,   11/01/32 ................. 565 590,316
5.63% ,   03/01/33 ................. 639 655,083
3.25% ,   03/01/50 ................. 405 257,957
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.68%),
6.95% ,   12/15/54
(h)
............... 630 636,693
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.75%),
7.05% ,   12/15/54
(h)
............... 125 126,519
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.68%),
3.88% ,   02/15/62
(h)
............... 704 663,291
American Transmission Systems, Inc.
(e)
2.65% ,   01/15/32 ................. 625 542,861
5.00% ,   09/01/44 ................. 505 456,649
Appalachian Power Co.
Series X , 3.30% ,   06/01/27 ........... 255 249,312
Series AA , 2.70% ,   04/01/31 .......... 295 262,348
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Series BB , 4.50% ,   08/01/32 .......... USD 635 $ 608,837
5.65% ,   04/01/34 ................. 480 487,301
7.00% ,   04/01/38 ................. 550 612,150
4.40% ,   05/15/44 ................. 360 289,405
4.45% ,   06/01/45 ................. 275 220,119
Series Y , 4.50% ,   03/01/49 ........... 480 381,939
Series Z , 3.70% ,   05/01/50 ........... 575 398,801
Arizona Public Service Co.
2.95% ,   09/15/27 ................. 475 459,297
2.60% ,   08/15/29 ................. 654 603,601
2.20% ,   12/15/31 ................. 520 439,937
6.35% ,   12/15/32 ................. 445 473,198
5.55% ,   08/01/33 ................. 535 540,546
5.70% ,   08/15/34 ................. 505 512,094
5.05% ,   09/01/41 ................. 302 276,348
4.50% ,   04/01/42 ................. 331 278,975
4.35% ,   11/15/45 ................. 553 444,817
3.75% ,   05/15/46 ................. 320 237,172
4.20% ,   08/15/48 ................. 322 247,292
4.25% ,   03/01/49 ................. 380 291,749
3.50% ,   12/01/49 ................. 448 300,842
3.35% ,   05/15/50 ................. 665 444,751
2.65% ,   09/15/50 ................. 615 355,133
Atlantic City Electric Co.
4.00% ,   10/15/28 ................. 378 375,708
2.30% ,   03/15/31 ................. 585 513,588
Atlantica Transmision Sur SA,
6.88%,  04/30/43
(f)
................ 359 376,637
Ausgrid Finance Pty. Ltd., 4.35%,  08/01/28
(d) (e)
480 475,318
Avangrid, Inc., 3.80%,  06/01/29 ......... 512 495,680
Baltimore Gas & Electric Co.
2.40% ,   08/15/26 ................. 70 68,372
2.25% ,   06/15/31 ................. 613 538,879
5.30% ,   06/01/34 ................. 250 253,586
6.35% ,   10/01/36 ................. 290 313,192
3.50% ,   08/15/46 ................. 530 380,928
3.75% ,   08/15/47 ................. 423 312,955
4.25% ,   09/15/48 ................. 515 411,188
3.20% ,   09/15/49 ................. 386 256,078
2.90% ,   06/15/50 ................. 585 363,083
4.55% ,   06/01/52 ................. 540 447,711
5.40% ,   06/01/53 .................. 695 648,328
5.65% ,   06/01/54 ................. 385 375,675
Buffalo Energy Mexico Holdings,
7.88%,  02/15/39
(d) (f)
............... 600 608,251
California Buyer Ltd., 6.38%,  02/15/32
(e)
.... 765 751,477
Castle Peak Power Finance Co. Ltd.
(f)
3.25% ,   07/25/27 ................. 400 393,248
2.20% ,   06/22/30 ................. 200 179,822
2.13% ,   03/03/31 ................. 400 352,537
CenterPoint Energy Houston Electric LLC
Series Z , 2.40% ,   09/01/26 ........... 123 119,993
Series AA , 3.00% ,   02/01/27 .......... 215 210,815
5.20% ,   10/01/28 ................. 380 391,802
4.80% ,   03/15/30 ................. 475 482,926
Series AE , 2.35% ,   04/01/31 .......... 553 485,505
Series AG , 3.00% ,   03/01/32 .......... 660 589,056
Series ai. , 4.45% ,   10/01/32 ........... 345 334,545
Series K2 , 6.95% ,   03/15/33 .......... 188 210,408
4.95% ,   04/01/33 ................. 775 773,811
5.15% ,   03/01/34 ................. 250 250,962
5.05% ,   03/01/35 ................. 190 188,671
3.55% ,   08/01/42 ................. 525 403,615
4.50% ,   04/01/44 ................. 440 379,113
3.95% ,   03/01/48 ................. 438 337,611

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
52
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Series AC , 4.25% ,   02/01/49 .......... USD 830 $ 663,584
Series AD , 2.90% ,   07/01/50 .......... 388 244,006
Series AF , 3.35% ,   04/01/51 .......... 555 382,814
Series AH , 3.60% ,   03/01/52 .......... 335 237,884
Series AJ , 4.85% ,   10/01/52 .......... 525 460,620
5.30% ,   04/01/53 ................. 175 162,685
Centrais Eletricas Brasileiras SA,
6.50%,  01/11/35
(d) (f)
............... 800 778,517
Central International Development BVI Ltd.,
5.10%,  08/19/27
(f)
................ 400 401,066
CGNPC International Ltd., 3.75%,  12/11/27
(f)
. 200 197,896
Chile Electricity PEC SpA, 0.00%,  01/25/28
(f) (k)
391 337,977
China Huaneng Group Hong Kong Treasury
Management Holding Ltd.
(f)
(3-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.78%),
5.30%
(h) (j)
..................... 400 404,136
3.00% ,   12/10/29 ................. 1,000 950,105
2.70% ,   01/20/31 ................. 200 184,572
China Southern Power Grid International
Finance BVI 2018 Co. Ltd.,
4.25%,  09/18/28
(f)
................ 800 802,795
China Southern Power Grid International
Finance BVI Co. Ltd., 3.50%,  05/08/27
(f)
.. 400 395,915
Cleco Corporate Holdings LLC
(g)
3.74% ,   05/01/26 ................. 136 134,227
4.97% ,   05/01/46 ................. 345 281,222
Cleveland Electric Illuminating Co. (The)
3.50% ,   04/01/28
(e)
................ 590 567,806
4.55% ,   11/15/30
(e)
................ 390 381,532
5.95% ,   12/15/36 ................. 355 365,784
CLP Power Hong Kong Financing Ltd.
(f)
3.38% ,   10/26/27 ................. 800 785,487
2.13% ,   06/30/30 ................. 600 537,867
2.25% ,   07/21/31 ................. 200 176,610
Commonwealth Edison Co.
2.55% ,   06/15/26 ................. 707 696,051
Series 122 , 2.95% ,   08/15/27 .......... 790 769,812
3.70% ,   08/15/28 ................. 850 837,983
2.20% ,   03/01/30 ................. 572 516,625
Series 132 , 3.15% ,   03/15/32 .......... 315 283,217
4.90% ,   02/01/33 ................. 80 79,777
5.30% ,   06/01/34 ................. 200 203,785
5.90% ,   03/15/36 ................. 502 527,780
6.45% ,   01/15/38 ................. 363 398,330
3.80% ,   10/01/42 ................. 155 122,680
4.60% ,   08/15/43 ................. 420 363,945
4.70% ,   01/15/44 ................. 321 281,720
3.70% ,   03/01/45 ................. 347 262,698
4.35% ,   11/15/45 ................. 466 383,413
3.65% ,   06/15/46 ................. 610 451,023
Series 123 , 3.75% ,   08/15/47 .......... 683 506,370
4.00% ,   03/01/48 ................. 690 533,052
4.00% ,   03/01/49 ................. 478 365,848
Series 127 , 3.20% ,   11/15/49 .......... 439 289,561
3.00% ,   03/01/50 ................. 372 236,164
Series 130 , 3.13% ,   03/15/51 .......... 495 320,583
Series 131 , 2.75% ,   09/01/51 .......... 655 387,874
Series 133 , 3.85% ,   03/15/52 .......... 320 236,936
5.30% ,   02/01/53 ................. 385 357,561
5.65% ,   06/01/54 ................. 255 248,512
Connecticut Light & Power Co. (The)
Series A , 3.20% ,   03/15/27 ........... 273 268,608
4.65% ,   01/01/29 ................. 505 510,377
4.95% ,   01/15/30 ................. 395 403,321
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Series A , 2.05% ,   07/01/31 ........... USD 530 $ 458,933
4.90% ,   07/01/33 ................. 340 336,712
4.95% ,   08/15/34 ................. 495 488,298
4.30% ,   04/15/44 ................. 510 423,477
Series A , 4.15% ,   06/01/45 ........... 425 346,409
4.00% ,   04/01/48 ................. 697 542,687
5.25% ,   01/15/53 ................. 531 494,609
Consorcio Transmantaro SA
(f)
4.70% ,   04/16/34
(d)
................ 800 760,349
5.20% ,   04/11/38 ................. 400 379,672
Continuum Green Energy India Pvt,
7.50%,  06/26/33
(f)
................ 586 586,294
ContourGlobal Power Holdings SA,
6.75%,  02/28/30
(e)
............... 310 313,798
Dayton Power & Light Co. (The),
3.95%,  06/15/49 ................ 521 382,878
Diamond II Ltd., 7.95%,  07/28/26
(f)
....... 400 398,912
Dominion Energy South Carolina, Inc.
Series A , 2.30% ,   12/01/31 ........... 435 378,973
6.63% ,   02/01/32 ................. 306 334,514
5.30% ,   05/15/33 ................. 435 442,507
Series 2025 , 5.30% ,   01/15/35 ......... 185 187,200
6.05% ,   01/15/38 ................. 189 198,955
5.45% ,   02/01/41 ................. 435 420,643
4.60% ,   06/15/43 ................. 354 309,340
6.25% ,   10/15/53 ................. 500 530,534
5.10% ,   06/01/65 ................. 440 381,173
DPL, Inc., 4.35%,  04/15/29 ........... 385 367,052
DTE Electric Co.
4.85% ,   12/01/26 ................. 425 430,908
Series A , 1.90% ,   04/01/28 ........... 905 851,371
2.25% ,   03/01/30 ................. 501 455,013
Series C , 2.63% ,   03/01/31 ........... 373 337,531
Series A , 3.00% ,   03/01/32 ........... 650 582,358
5.20% ,   04/01/33 ................. 630 639,113
5.20% ,   03/01/34 ................. 555 562,021
Series A , 4.00% ,   04/01/43 ........... 276 223,052
4.30% ,   07/01/44 ................. 335 279,327
3.70% ,   03/15/45 ................. 710 544,109
3.70% ,   06/01/46 ................. 351 265,208
3.75% ,   08/15/47 ................. 430 323,320
Series A , 4.05% ,   05/15/48 ........... 633 503,481
3.95% ,   03/01/49 ................. 642 498,455
2.95% ,   03/01/50 ................. 712 456,984
Series B , 3.25% ,   04/01/51 ........... 595 400,516
Series B , 3.65% ,   03/01/52 ........... 433 312,655
5.40% ,   04/01/53 ................. 630 608,185
Duke Energy Carolinas LLC
2.95% ,   12/01/26 ................. 693 680,740
3.95% ,   11/15/28 ................. 755 748,946
Series A , 6.00% ,   12/01/28 ........... 305 321,271
2.45% ,   08/15/29 ................. 690 637,989
2.45% ,   02/01/30 ................. 690 632,944
4.85% ,   03/15/30 ................. 250 255,102
2.55% ,   04/15/31 ................. 490 438,609
2.85% ,   03/15/32 ................. 655 580,446
6.45% ,   10/15/32 ................. 445 485,449
4.95% ,   01/15/33 ................. 1,060 1,065,830
4.85% ,   01/15/34 ................. 660 652,822
5.25% ,   03/15/35 ................. 400 406,307
6.10% ,   06/01/37 ................. 339 357,517
6.00% ,   01/15/38 ................. 320 337,078
6.05% ,   04/15/38 ................. 562 592,688
5.30% ,   02/15/40 ................. 788 778,364
4.25% ,   12/15/41 ................. 402 340,865

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
53
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.00% ,   09/30/42 ................. USD 700 $ 567,417
3.75% ,   06/01/45 ................. 576 438,311
3.88% ,   03/15/46 ................. 493 381,984
3.70% ,   12/01/47 ................. 768 565,415
3.95% ,   03/15/48 ................. 670 510,882
3.20% ,   08/15/49 ................. 715 475,870
3.45% ,   04/15/51 ................. 540 374,762
3.55% ,   03/15/52 ................. 513 359,190
5.35% ,   01/15/53 ................. 760 715,831
5.40% ,   01/15/54 ................. 1,013 965,417
Duke Energy Corp.
2.65% ,   09/01/26 ................. 965 942,447
4.85% ,   01/05/27 ................. 630 635,596
3.15% ,   08/15/27 ................. 940 915,349
5.00% ,   12/08/27 ................. 668 678,194
4.30% ,   03/15/28 ................. 880 879,666
4.85% ,   01/05/29 ................. 1,015 1,028,184
3.40% ,   06/15/29 ................. 260 248,634
2.45% ,   06/01/30 ................. 912 819,249
2.55% ,   06/15/31 ................. 935 820,913
4.50% ,   08/15/32 ................. 1,010 976,464
5.75% ,   09/15/33 ................. 685 713,177
5.45% ,   06/15/34 ................. 665 675,848
3.30% ,   06/15/41 ................. 683 496,757
4.80% ,   12/15/45 ................. 731 619,058
3.75% ,   09/01/46 ................. 1,566 1,129,556
3.95% ,   08/15/47 ................. 666 487,651
4.20% ,   06/15/49 ................. 588 446,766
3.50% ,   06/15/51 ................. 778 517,486
5.00% ,   08/15/52 ................. 1,105 945,784
6.10% ,   09/15/53 ................. 760 758,696
5.80% ,   06/15/54 ................. 850 818,092
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.59%),
6.45% ,   09/01/54
(h)
............... 695 696,352
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.32%),
3.25% ,   01/15/82
(h)
............... 530 498,703
Duke Energy Florida LLC
3.20% ,   01/15/27 ................. 740 730,044
3.80% ,   07/15/28 ................. 558 551,039
2.50% ,   12/01/29 ................. 995 920,372
1.75% ,   06/15/30 ................. 742 650,602
2.40% ,   12/15/31 ................. 790 692,861
5.88% ,   11/15/33 ................. 755 799,077
6.35% ,   09/15/37 ................. 703 771,373
6.40% ,   06/15/38 ................. 841 914,259
5.65% ,   04/01/40 ................. 415 418,696
3.85% ,   11/15/42 ................. 420 330,776
3.40% ,   10/01/46 ................. 695 491,039
4.20% ,   07/15/48 ................. 463 367,773
3.00% ,   12/15/51 ................. 645 404,526
5.95% ,   11/15/52 ................. 414 419,532
6.20% ,   11/15/53 ................. 540 567,136
Duke Energy Florida Project Finance LLC,
Series 2035, 3.11%,  09/01/36
(d)
....... 125 105,468
Duke Energy Indiana LLC
5.25% ,   03/01/34 ................. 375 380,894
6.12% ,   10/15/35 ................. 86 90,995
6.35% ,   08/15/38 ................. 375 407,674
6.45% ,   04/01/39 ................. 270 293,885
4.90% ,   07/15/43 ................. 328 296,661
3.75% ,   05/15/46 ................. 684 512,784
Series YYY , 3.25% ,   10/01/49 ......... 606 402,002
2.75% ,   04/01/50 ................. 745 448,772
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.40% ,   04/01/53 ................. USD 430 $ 401,601
Duke Energy Ohio, Inc.
3.65% ,   02/01/29 ................. 708 692,892
2.13% ,   06/01/30 ................. 593 530,236
5.25% ,   04/01/33 ................. 530 538,635
3.70% ,   06/15/46 ................. 265 195,323
4.30% ,   02/01/49 ................. 565 447,075
5.65% ,   04/01/53 ................. 415 400,785
5.55% ,   03/15/54 ................. 360 343,213
Duke Energy Progress LLC
4.35% ,   03/06/27 ................. 140 141,055
3.70% ,   09/01/28 ................. 185 182,163
3.45% ,   03/15/29 ................. 625 606,326
2.00% ,   08/15/31 ................. 375 322,852
3.40% ,   04/01/32 ................. 420 384,270
5.25% ,   03/15/33 ................. 580 591,439
5.10% ,   03/15/34 ................. 525 526,911
5.05% ,   03/15/35 ................. 425 423,458
6.30% ,   04/01/38 ................. 275 295,499
4.10% ,   05/15/42 ................. 268 220,935
4.10% ,   03/15/43 ................. 290 236,145
4.38% ,   03/30/44 ................. 271 229,022
4.15% ,   12/01/44 ................. 485 393,589
4.20% ,   08/15/45 ................. 409 333,621
3.70% ,   10/15/46 ................. 568 422,823
3.60% ,   09/15/47 ................. 417 301,790
2.50% ,   08/15/50 ................. 747 427,509
2.90% ,   08/15/51 ................. 300 184,917
4.00% ,   04/01/52 ................. 355 268,354
5.35% ,   03/15/53 ................. 615 574,672
5.55% ,   03/15/55 ................. 425 411,261
Duquesne Light Holdings, Inc.
(e)
3.62% ,   08/01/27 ................. 523 507,303
2.53% ,   10/01/30 ................. 585 514,427
2.78% ,   01/07/32 ................. 145 124,355
Edison International
5.75% ,   06/15/27
(d)
................ 792 796,807
4.13% ,   03/15/28
(d)
................ 585 564,910
5.25% ,   11/15/28
(d)
................ 365 361,901
5.45% ,   06/15/29
(d)
................ 520 514,261
6.95% ,   11/15/29
(d)
................ 335 349,020
6.25% ,   03/15/30
(d)
................ 85 86,091
5.25% ,   03/15/32 ................. 275 262,761
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.86%),
8.13% ,   06/15/53
(d) (h)
.............. 505 482,313
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.66%),
7.88% ,   06/15/54
(d) (h)
.............. 457 428,981
El Paso Electric Co.
6.00% ,   05/15/35 ................. 370 381,222
5.00% ,   12/01/44 ................. 317 274,421
Emera US Finance LP
3.55% ,   06/15/26 ................. 840 826,715
2.64% ,   06/15/31 ................. 385 334,707
4.75% ,   06/15/46 ................. 1,172 943,724
Enel Americas SA, 4.00%,  10/25/26 ...... 602 594,988
Enel Chile SA, 4.88%,  06/12/28 ......... 1,116 1,110,575
Enel Finance America LLC, 2.88%,  07/12/41
(e)
970 648,931
Enel Finance International NV
(e)
1.63% ,   07/12/26 ................. 1,263 1,220,813
3.63% ,   05/25/27 ................. 820 806,801
4.63% ,   06/15/27 ................. 1,230 1,232,847
3.50% ,   04/06/28 ................. 1,535 1,491,922
2.13% ,   07/12/28 ................. 1,040 966,089

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
54
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.88% ,   06/14/29
(d)
................ USD 1,385 $ 1,401,782
5.13% ,   06/26/29 ................. 865 878,631
2.50% ,   07/12/31 ................. 1,335 1,160,600
5.00% ,   06/15/32 ................. 1,140 1,127,034
7.50% ,   10/14/32 ................. 1,115 1,259,940
5.50% ,   06/26/34 ................. 830 833,342
6.80% ,   09/15/37 ................. 830 899,193
6.00% ,   10/07/39 ................. 1,355 1,374,350
4.75% ,   05/25/47 ................. 1,261 1,037,892
5.50% ,   06/15/52 ................. 945 858,420
7.75% ,   10/14/52 ................. 765 900,940
EnfraGen Energia Sur SA, 5.38%,  12/30/30
(e)
600 513,662
Engie Energia Chile SA
(f)
3.40% ,   01/28/30
(d)
................ 400 362,962
6.38% ,   04/17/34 ................. 600 616,212
Entergy Arkansas LLC
4.00% ,   06/01/28 ................. 515 512,659
5.15% ,   01/15/33 ................. 290 293,806
5.30% ,   09/15/33 ................. 330 336,522
5.45% ,   06/01/34 ................. 415 426,600
4.20% ,   04/01/49 ................. 605 477,448
2.65% ,   06/15/51 ................. 767 446,295
3.35% ,   06/15/52 ................. 530 351,735
5.75% ,   06/01/54 ................. 405 398,417
Entergy Corp.
2.95% ,   09/01/26 ................. 733 718,167
1.90% ,   06/15/28 ................. 785 730,406
2.80% ,   06/15/30 ................. 632 574,571
2.40% ,   06/15/31 ................. 795 688,399
3.75% ,   06/15/50 ................. 460 319,030
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.67%),
7.13% ,   12/01/54
(h)
............... 845 851,125
Entergy Louisiana LLC
2.40% ,   10/01/26 ................. 530 517,331
3.12% ,   09/01/27 ................. 400 390,098
3.25% ,   04/01/28 ................. 608 591,809
1.60% ,   12/15/30 ................. 335 286,605
3.05% ,   06/01/31 ................. 583 536,092
2.35% ,   06/15/32 ................. 1,095 931,768
4.00% ,   03/15/33 ................. 662 617,879
5.35% ,   03/15/34 ................. 415 421,100
5.15% ,   09/15/34 ................. 710 711,948
3.10% ,   06/15/41 ................. 360 260,661
4.95% ,   01/15/45 ................. 810 706,900
4.20% ,   09/01/48 ................. 956 752,430
4.20% ,   04/01/50 ................. 630 492,966
2.90% ,   03/15/51 ................. 749 462,625
4.75% ,   09/15/52 ................. 625 534,982
5.70% ,   03/15/54 ................. 580 565,044
5.80% ,   03/15/55 ................. 325 320,093
Entergy Mississippi LLC
2.85% ,   06/01/28 ................. 470 450,572
5.00% ,   09/01/33 ................. 210 208,435
3.85% ,   06/01/49 ................. 540 395,923
3.50% ,   06/01/51 ................. 140 96,206
5.85% ,   06/01/54 ................. 300 296,954
5.80% ,   04/15/55 ................. 370 363,470
Entergy Texas, Inc.
4.00% ,   03/30/29 ................. 511 506,061
1.75% ,   03/15/31 ................. 559 477,669
5.25% ,   04/15/35 ................. 485 485,695
4.50% ,   03/30/39 ................. 395 353,062
3.55% ,   09/30/49 ................. 555 386,427
5.00% ,   09/15/52 ................. 430 375,978
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.80% ,   09/01/53 ................. USD 250 $ 245,005
5.55% ,   09/15/54 ................. 425 402,052
Eskom Holdings SOC Ltd., 8.45%,  08/10/28
(f)
600 612,951
EUSHI Finance, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.14%), 7.63%,  12/15/54
(h)
.......... 505 508,353
Evergy Kansas Central, Inc.
2.55% ,   07/01/26 ................. 195 191,689
3.10% ,   04/01/27 ................. 505 495,726
4.70% ,   03/13/28 ................. 85 85,938
5.90% ,   11/15/33 ................. 430 451,523
5.25% ,   03/15/35 ................. 225 226,870
4.13% ,   03/01/42 ................. 203 167,872
4.10% ,   04/01/43 ................. 284 231,434
4.25% ,   12/01/45 ................. 328 264,524
3.25% ,   09/01/49 ................. 689 455,892
3.45% ,   04/15/50 ................. 365 249,010
5.70% ,   03/15/53 ................. 430 419,647
Evergy Metro, Inc.
Series 2020 , 2.25% ,   06/01/30 ......... 250 223,960
4.95% ,   04/15/33 ................. 345 340,887
5.40% ,   04/01/34 ................. 375 380,774
5.30% ,   10/01/41 ................. 370 353,807
4.20% ,   06/15/47 ................. 376 297,370
Series 2019 , 4.13% ,   04/01/49 ......... 442 342,046
Evergy Missouri West, Inc.
(e)
5.15% ,   12/15/27 ................. 650 662,279
5.65% ,   06/01/34 ................. 355 363,044
Evergy, Inc., 2.90%,  09/15/29 .......... 950 886,637
Eversource Energy
4.75% ,   05/15/26 ................. 475 475,361
Series U , 1.40% ,   08/15/26 ........... 310 297,851
5.00% ,   01/01/27 ................. 330 332,529
2.90% ,   03/01/27 ................. 725 704,543
4.60% ,   07/01/27 ................. 535 536,246
Series M , 3.30% ,   01/15/28 ........... 357 345,404
5.45% ,   03/01/28 ................. 1,391 1,425,342
5.95% ,   02/01/29 ................. 975 1,016,354
Series O , 4.25% ,   04/01/29 ........... 665 656,398
Series R , 1.65% ,   08/15/30 ........... 605 517,037
2.55% ,   03/15/31 ................. 502 441,322
5.85% ,   04/15/31 ................. 730 763,838
3.38% ,   03/01/32 ................. 310 277,717
5.13% ,   05/15/33 ................. 580 571,838
5.50% ,   01/01/34 ................. 595 596,016
5.95% ,   07/15/34 ................. 845 873,949
3.45% ,   01/15/50 ................. 691 467,481
Exelon Corp.
2.75% ,   03/15/27 ................. 340 330,539
5.15% ,   03/15/28 ................. 1,005 1,025,640
5.15% ,   03/15/29 ................. 455 465,369
4.05% ,   04/15/30 ................. 1,375 1,340,790
5.13% ,   03/15/31 ................. 475 482,822
3.35% ,   03/15/32 ................. 750 679,176
5.30% ,   03/15/33 ................. 615 622,831
5.45% ,   03/15/34 ................. 565 573,309
4.95% ,   06/15/35 ................. 646 617,413
5.63% ,   06/15/35 ................. 720 728,582
5.10% ,   06/15/45 ................. 639 571,397
4.45% ,   04/15/46 ................. 870 703,770
4.70% ,   04/15/50 ................. 820 673,874
4.10% ,   03/15/52 ................. 790 594,620
5.60% ,   03/15/53 ................. 835 784,310
5.88% ,   03/15/55 ................. 475 462,960

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
55
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.98%),
6.50% ,   03/15/55
(h)
............... USD 50 $ 49,665
Fells Point Funding Trust, 3.05%,  01/31/27
(e)
. 700 679,891
FirstEnergy Corp.
(g)
Series B , 3.90% ,   07/15/27 ........... 1,489 1,472,198
2.65% ,   03/01/30 ................. 692 628,087
Series B , 2.25% ,   09/01/30 ........... 580 507,236
Series C , 4.85% ,   07/15/47 ........... 829 691,524
Series C , 3.40% ,   03/01/50 ........... 965 638,273
FirstEnergy Pennsylvania Electric Co.
(e)
3.25% ,   03/15/28 ................. 319 308,858
5.20% ,   04/01/28 ................. 205 208,767
4.30% ,   01/15/29 ................. 470 465,269
3.60% ,   06/01/29 ................. 413 395,286
FirstEnergy Transmission LLC
2.87% ,   09/15/28
(e)
................ 625 591,949
4.55% ,   01/15/30 ................. 465 460,634
5.00% ,   01/15/35 ................. 150 147,922
5.45% ,   07/15/44
(e)
................ 305 290,812
4.55% ,   04/01/49
(e)
................ 508 425,660
Florida Power & Light Co.
4.45% ,   05/15/26 ................. 315 315,473
Series A , 3.30% ,   05/30/27 ........... 1,005 988,227
5.05% ,   04/01/28 ................. 661 678,403
4.40% ,   05/15/28 ................. 535 539,391
5.15% ,   06/15/29 ................. 645 668,177
4.63% ,   05/15/30 ................. 435 440,939
2.45% ,   02/03/32 ................. 1,463 1,276,977
5.10% ,   04/01/33 ................. 690 699,592
4.80% ,   05/15/33 ................. 755 751,258
5.63% ,   04/01/34 ................. 415 434,883
5.30% ,   06/15/34 ................. 965 990,515
5.00% ,   08/01/34 ................. 35 35,091
4.95% ,   06/01/35 ................. 498 497,093
5.65% ,   02/01/37 ................. 285 295,326
5.95% ,   02/01/38 ................. 539 573,574
5.96% ,   04/01/39 ................. 719 757,902
5.69% ,   03/01/40 ................. 248 255,002
5.25% ,   02/01/41 ................. 155 150,549
4.13% ,   02/01/42 ................. 689 578,066
4.05% ,   06/01/42 ................. 410 342,547
3.80% ,   12/15/42 ................. 530 421,916
4.05% ,   10/01/44 ................. 353 288,373
3.70% ,   12/01/47 ................. 817 617,328
3.95% ,   03/01/48 ................. 1,142 897,389
4.13% ,   06/01/48 ................. 633 510,371
3.99% ,   03/01/49 ................. 750 588,619
3.15% ,   10/01/49 ................. 949 633,214
2.88% ,   12/04/51 ................. 938 590,489
5.30% ,   04/01/53 ................. 705 669,732
5.60% ,   06/15/54 ................. 860 854,240
5.70% ,   03/15/55 ................. 755 757,408
5.80% ,   03/15/65 ................. 210 212,643
Fortis, Inc., 3.06%,  10/04/26 ........... 1,145 1,120,278
GDZ Elektrik Dagitim A/S, 9.00%,  10/15/29
(f)
. 400 373,025
Georgia Power Co.
5.00% ,   02/23/27 ................. 180 182,792
3.25% ,   03/30/27 ................. 388 381,140
4.65% ,   05/16/28 ................. 870 879,804
Series B , 2.65% ,   09/15/29 ........... 865 806,330
4.55% ,   03/15/30 ................. 640 643,469
4.85% ,   03/15/31 ................. 575 584,237
4.70% ,   05/15/32 ................. 493 489,275
4.95% ,   05/17/33 ................. 1,305 1,301,508
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.25% ,   03/15/34 ................. USD 920 $ 929,422
5.20% ,   03/15/35 ................. 575 579,283
Series 10-C , 4.75% ,   09/01/40 ......... 625 569,991
4.30% ,   03/15/42 ................. 1,211 1,027,776
4.30% ,   03/15/43 ................. 470 392,710
Series B , 3.70% ,   01/30/50 ........... 428 315,315
Series A , 3.25% ,   03/15/51 ........... 628 418,168
5.13% ,   05/15/52 ................. 653 600,735
Hongkong Electric Finance Ltd.
(f)
2.88% ,   05/03/26 ................. 600 591,282
2.25% ,   06/09/30 ................. 400 360,059
1.88% ,   08/27/30 ................. 600 527,167
Iberdrola International BV, 6.75%,  07/15/36 .. 437 490,739
Idaho Power Co.
5.20% ,   08/15/34 ................. 530 534,773
Series K , 4.20% ,   03/01/48 ........... 645 517,312
5.50% ,   03/15/53 ................. 310 291,521
5.80% ,   04/01/54 ................. 195 192,176
5.70% ,   03/15/55 ................. 420 406,339
Indiana Michigan Power Co.
3.85% ,   05/15/28 ................. 596 586,306
6.05% ,   03/15/37 ................. 90 95,058
Series K , 4.55% ,   03/15/46 ........... 466 390,334
Series L , 3.75% ,   07/01/47 ........... 404 296,498
4.25% ,   08/15/48 ................. 401 316,735
3.25% ,   05/01/51 ................. 425 276,790
5.63% ,   04/01/53 ................. 501 484,187
Indianapolis Power & Light Co.
(e)
5.65% ,   12/01/32 ................. 740 756,354
4.05% ,   05/01/46 ................. 310 244,835
5.70% ,   04/01/54 ................. 785 762,528
Interchile SA, 4.50%,  06/30/56
(f)
......... 1,000 789,391
Interstate Power & Light Co.
4.10% ,   09/26/28 ................. 455 450,747
3.60% ,   04/01/29 ................. 140 135,716
2.30% ,   06/01/30 ................. 375 334,948
5.70% ,   10/15/33 ................. 260 267,293
4.95% ,   09/30/34 ................. 230 224,182
6.25% ,   07/15/39 ................. 355 376,034
3.70% ,   09/15/46 ................. 475 352,351
3.50% ,   09/30/49 ................. 427 295,731
3.10% ,   11/30/51 ................. 275 173,626
5.45% ,   09/30/54 ................. 235 220,784
Investment Energy Resources Ltd.,
6.25%,  04/26/29
(f)
................ 600 573,428
IPALCO Enterprises, Inc.
4.25% ,   05/01/30 ................. 737 702,809
5.75% ,   04/01/34 ................. 220 218,851
ITC Holdings Corp.
3.25% ,   06/30/26 ................. 528 519,918
4.95% ,   09/22/27
(e)
................ 1,190 1,200,649
3.35% ,   11/15/27 ................. 743 722,004
2.95% ,   05/14/30
(e)
................ 150 138,081
5.40% ,   06/01/33
(e)
................ 255 255,371
5.65% ,   05/09/34
(e)
................ 380 383,319
5.30% ,   07/01/43 ................. 252 230,888
Jersey Central Power & Light Co.
(e)
2.75% ,   03/01/32 ................. 605 521,672
5.10% ,   01/15/35 ................. 190 187,495
John Sevier Combined Cycle Generation LLC,
4.63%,  01/15/42 ................ 85 80,756
Johnsonville Aeroderivative Combustion
Turbine Generation LLC, 5.08%,  10/01/54 . 154 148,104
JSW Hydro Energy Ltd., 4.13%,  05/18/31
(f)
.. 590 524,124

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
56
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Kallpa Generacion SA
4.13% ,   08/16/27
(f)
................. USD 623 $ 614,495
5.88% ,   01/30/32
(e)
................ 335 339,907
Kentucky Power Co., 7.00%,  11/15/33
(e)
.... 435 465,219
Kentucky Utilities Co.
Series KENT , 5.45% ,   04/15/33 ........ 260 266,174
5.13% ,   11/01/40 ................. 843 799,575
4.38% ,   10/01/45 ................. 629 519,201
3.30% ,   06/01/50 ................. 487 325,423
Korea East-West Power Co. Ltd.,
4.88%,  07/12/28
(f)
................ 400 404,840
Korea Midland Power Co. Ltd.,
1.25%,  08/09/26
(f)
................ 600 577,319
Korea Southern Power Co. Ltd.,
5.38%,  09/21/26
(f)
................ 200 202,658
Leeward Renewable Energy Operations LLC,
4.25%,  07/01/29
(e)
............... 395 345,734
Liberty Utilities Co.
(e)
5.58% ,   01/31/29
(d)
................ 640 657,299
5.87% ,   01/31/34 ................. 470 476,454
Liberty Utilities Finance GP 1,
2.05%,  09/15/30
(e)
............... 628 541,140
Limak Yenilenebilir Enerji A/S,
9.63%,  08/12/30
(e)
............... 400 389,000
LLPL Capital Pte. Ltd., 6.88%,  02/04/39
(f)
... 582 573,231
Long Ridge Energy LLC, 8.75%,  02/15/32
(d) (e)
575 548,481
Louisville Gas & Electric Co.
Series LOU , 5.45% ,   04/15/33 ......... 505 516,436
4.25% ,   04/01/49 ................. 205 160,550
Massachusetts Electric Co.
(e)
1.73% ,   11/24/30 ................. 815 689,080
5.90% ,   11/15/39 ................. 265 269,128
4.00% ,   08/15/46 ................. 222 173,496
5.87% ,   02/26/54 ................. 435 426,796
Mazoon Assets Co. SAOC
(f)
5.20% ,   11/08/27 ................. 400 398,877
5.50% ,   02/14/29 ................. 600 603,288
5.25% ,   10/09/31 ................. 800 790,999
Mexico Generadora de Energia S de rl,
5.50%,  12/06/32
(f)
................ 347 338,570
MidAmerican Energy Co.
3.10% ,   05/01/27 ................. 495 486,020
3.65% ,   04/15/29 ................. 1,456 1,427,361
6.75% ,   12/30/31 ................. 212 238,704
5.35% ,   01/15/34 ................. 285 292,841
5.75% ,   11/01/35 ................. 88 92,736
5.80% ,   10/15/36 ................. 398 419,052
4.80% ,   09/15/43 ................. 420 380,627
4.40% ,   10/15/44 ................. 525 443,291
4.25% ,   05/01/46 ................. 455 373,229
3.95% ,   08/01/47 ................. 638 493,011
3.65% ,   08/01/48 ................. 615 457,061
4.25% ,   07/15/49 ................. 702 563,722
3.15% ,   04/15/50 ................. 573 381,556
2.70% ,   08/01/52 ................. 865 513,713
5.85% ,   09/15/54 ................. 790 799,725
5.30% ,   02/01/55 ................. 750 700,611
Mid-Atlantic Interstate Transmission LLC,
4.10%,  05/15/28
(e)
............... 687 682,170
Minejesa Capital BV
(f)
4.63% ,   08/10/30 ................. 789 767,527
5.63% ,   08/10/37 ................. 1,000 929,454
Mississippi Power Co.
3.95% ,   03/30/28 ................. 620 613,935
Series 12-A , 4.25% ,   03/15/42 ......... 446 371,555
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Series B , 3.10% ,   07/30/51 ........... USD 323 $ 207,685
Mong Duong Finance Holdings BV,
5.13%,  05/07/29
(f)
................ 381 364,366
Monongahela Power Co.
(e)
3.55% ,   05/15/27 ................. 90 88,512
5.85% ,   02/15/34 ................. 435 447,273
5.40% ,   12/15/43 ................. 605 582,612
Narragansett Electric Co. (The)
(e)
3.92% ,   08/01/28 ................. 255 250,666
3.40% ,   04/09/30 ................. 770 731,780
5.35% ,   05/01/34 ................. 555 557,868
5.64% ,   03/15/40
(d)
................ 360 357,191
National Grid USA, 5.80%,  04/01/35 ...... 143 143,502
Nevada Power Co.
Series CC , 3.70% ,   05/01/29 .......... 750 734,205
Series DD , 2.40% ,   05/01/30 .......... 535 484,690
Series N , 6.65% ,   04/01/36 ........... 323 353,196
Series R , 6.75% ,   07/01/37 ........... 629 699,053
Series EE , 3.13% ,   08/01/50 .......... 405 257,933
Series GG , 5.90% ,   05/01/53 .......... 245 242,289
6.00% ,   03/15/54 ................. 585 590,667
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.94%),
6.25% ,   05/15/55
(h)
............... 10 9,868
New England Power Co.
(e)
3.80% ,   12/05/47 ................. 371 275,432
2.81% ,   10/06/50 ................. 412 247,371
5.94% ,   11/25/52 ................. 290 294,701
NextEra Energy Capital Holdings, Inc.
1.88% ,   01/15/27 ................. 766 734,149
3.55% ,   05/01/27 ................. 1,303 1,282,838
4.63% ,   07/15/27 ................. 1,185 1,192,125
4.85% ,   02/04/28 ................. 550 558,561
4.90% ,   02/28/28 ................. 1,300 1,318,759
1.90% ,   06/15/28 ................. 1,272 1,180,599
4.90% ,   03/15/29 ................. 885 895,789
3.50% ,   04/01/29 ................. 830 798,309
2.75% ,   11/01/29 ................. 1,382 1,281,063
5.00% ,   02/28/30 ................. 645 657,777
5.05% ,   03/15/30 ................. 760 771,945
2.25% ,   06/01/30 ................. 2,317 2,065,585
2.44% ,   01/15/32 ................. 768 656,499
5.30% ,   03/15/32 ................. 690 704,618
5.00% ,   07/15/32 ................. 690 689,383
5.05% ,   02/28/33 ................. 1,280 1,273,487
5.25% ,   03/15/34 ................. 970 966,727
5.45% ,   03/15/35 ................. 710 715,734
3.00% ,   01/15/52 ................. 625 380,164
5.25% ,   02/28/53 ................. 1,080 967,762
5.55% ,   03/15/54 ................. 840 784,655
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.46%),
6.75% ,   06/15/54
(h)
............... 1,180 1,196,126
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.36%),
6.70% ,   09/01/54
(h)
............... 1,065 1,078,812
5.90% ,   03/15/55 ................. 660 642,653
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.05%),
6.38% ,   08/15/55
(h)
............... 1,515 1,521,717
5.11% ,   09/29/57
(e)
................ 330 293,950
4.80% ,   12/01/77
(h)
................ 530 500,106
5.65% ,   05/01/79
(h)
................ 574 555,750

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
57
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.55%),
3.80% ,   03/15/82
(h)
............... USD 185 $ 173,821
Niagara Energy SAC, 5.75%,  10/03/34
(d) (f)
.. 1,000 986,633
Niagara Mohawk Power Corp.
(e)
4.28% ,   12/15/28 ................. 610 604,409
1.96% ,   06/27/30 ................. 473 413,371
2.76% ,   01/10/32 ................. 455 391,240
5.29% ,   01/17/34 ................. 790 782,871
4.28% ,   10/01/34 ................. 434 402,285
4.12% ,   11/28/42 ................. 236 189,817
3.03% ,   06/27/50
(d)
................ 707 434,371
5.78% ,   09/16/52 ................. 495 480,188
5.66% ,   01/17/54 ................. 995 936,632
Northern States Power Co.
2.25% ,   04/01/31 ................. 360 319,789
5.05% ,   05/15/35 ................. 725 726,734
6.25% ,   06/01/36 ................. 590 649,840
6.20% ,   07/01/37 ................. 448 490,857
5.35% ,   11/01/39 ................. 454 454,068
3.40% ,   08/15/42 ................. 450 337,900
4.13% ,   05/15/44 ................. 530 433,126
4.00% ,   08/15/45 ................. 370 296,585
3.60% ,   05/15/46 ................. 380 282,620
3.60% ,   09/15/47 ................. 306 224,954
2.90% ,   03/01/50 ................. 599 383,149
2.60% ,   06/01/51 ................. 376 223,028
3.20% ,   04/01/52 ................. 348 232,064
4.50% ,   06/01/52 ................. 375 313,159
5.10% ,   05/15/53 ................. 615 562,293
5.40% ,   03/15/54 ................. 580 552,927
5.65% ,   06/15/54 ................. 335 332,149
5.65% ,   05/15/55 ................. 290 287,680
NRG Energy, Inc.
2.45% ,   12/02/27
(e)
................ 1,125 1,059,935
5.75% ,   01/15/28 ................. 781 783,360
3.38% ,   02/15/29
(e)
................ 510 473,261
4.45% ,   06/15/29
(e)
................ 566 551,662
5.25% ,   06/15/29
(e)
................ 705 696,513
5.75% ,   07/15/29
(e)
................ 785 781,836
3.63% ,   02/15/31
(e)
................ 965 866,667
3.88% ,   02/15/32
(e)
................ 486 435,387
6.00% ,   02/01/33
(e)
................ 920 910,150
7.00% ,   03/15/33
(e)
................ 675 727,157
6.25% ,   11/01/34
(e)
................ 980 977,992
NSTAR Electric Co.
3.20% ,   05/15/27 ................. 594 582,901
3.25% ,   05/15/29 ................. 385 368,242
4.85% ,   03/01/30 ................. 395 400,360
3.95% ,   04/01/30 ................. 318 309,127
1.95% ,   08/15/31 ................. 265 226,320
5.40% ,   06/01/34 ................. 560 570,638
5.20% ,   03/01/35 ................. 375 375,014
5.50% ,   03/15/40 ................. 260 260,111
4.40% ,   03/01/44 ................. 370 310,440
3.10% ,   06/01/51 ................. 512 334,559
4.55% ,   06/01/52 ................. 510 423,192
4.95% ,   09/15/52 ................. 355 316,433
OGE Energy Corp., 5.45%,  05/15/29 ..... 430 442,990
Ohio Edison Co.
5.50% ,   01/15/33
(e)
................ 380 384,129
6.88% ,   07/15/36 ................. 382 428,485
Ohio Power Co.
Series P , 2.60% ,   04/01/30 ........... 522 474,484
Series Q , 1.63% ,   01/15/31 ........... 249 208,811
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.00% ,   06/01/33 ................. USD 205 $ 201,978
5.65% ,   06/01/34 ................. 430 436,327
4.15% ,   04/01/48 ................. 340 261,532
4.00% ,   06/01/49 ................. 372 276,453
Series R , 2.90% ,   10/01/51 ........... 550 331,255
Oklahoma Gas & Electric Co.
3.80% ,   08/15/28 ................. 235 231,923
3.30% ,   03/15/30 ................. 365 345,424
3.25% ,   04/01/30 ................. 200 188,562
5.40% ,   01/15/33 ................. 480 489,170
4.15% ,   04/01/47 ................. 358 280,449
3.85% ,   08/15/47 ................. 364 274,245
5.60% ,   04/01/53 ................. 800 770,632
Oklahoma Gas and Electric Co.,
5.80%,  04/01/55 ................ 195 192,148
OmGrid Funding Ltd., 5.20%,  05/16/27
(f)
... 400 397,634
Oncor Electric Delivery Co. LLC
4.50% ,   03/20/27
(e)
................ 475 477,833
4.30% ,   05/15/28 ................. 195 195,669
3.70% ,   11/15/28 ................. 875 859,640
5.75% ,   03/15/29 ................. 135 141,360
4.65% ,   11/01/29 ................. 615 620,750
2.75% ,   05/15/30 ................. 1,205 1,110,110
7.00% ,   05/01/32 ................. 173 192,933
4.15% ,   06/01/32 ................. 245 233,671
4.55% ,   09/15/32 ................. 430 419,050
7.25% ,   01/15/33 ................. 485 550,333
5.65% ,   11/15/33 ................. 560 582,207
5.35% ,   04/01/35
(e)
................ 375 379,992
7.50% ,   09/01/38 ................. 245 291,967
5.25% ,   09/30/40 ................. 465 450,141
4.55% ,   12/01/41 ................. 190 165,614
5.30% ,   06/01/42 ................. 433 413,017
3.75% ,   04/01/45 ................. 660 502,048
3.80% ,   09/30/47 ................. 433 323,670
4.10% ,   11/15/48 ................. 538 420,412
3.80% ,   06/01/49 ................. 528 389,301
3.10% ,   09/15/49 ................. 792 511,696
3.70% ,   05/15/50 ................. 470 334,966
2.70% ,   11/15/51 ................. 573 331,250
4.60% ,   06/01/52 ................. 468 387,587
4.95% ,   09/15/52 ................. 641 565,211
5.35% ,   10/01/52 ................. 375 348,949
5.55% ,   06/15/54 ................. 720 687,693
5.80% ,   04/01/55
(e)
................ 475 469,763
Oryx Funding Ltd., 5.80%,  02/03/31
(f)
..... 600 597,717
Pacific Gas & Electric Co.
3.30% ,   03/15/27 ................. 425 414,398
5.45% ,   06/15/27 ................. 590 597,397
2.10% ,   08/01/27 ................. 1,100 1,036,188
3.30% ,   12/01/27 ................. 1,224 1,179,508
3.00% ,   06/15/28 ................. 825 781,214
3.75% ,   07/01/28 ................. 665 644,120
4.65% ,   08/01/28 ................. 260 258,620
6.10% ,   01/15/29 ................. 415 429,123
4.20% ,   03/01/29 ................. 625 606,926
5.55% ,   05/15/29 ................. 785 797,463
4.55% ,   07/01/30 ................. 3,020 2,938,478
2.50% ,   02/01/31 ................. 2,010 1,735,804
3.25% ,   06/01/31 ................. 948 847,137
4.40% ,   03/01/32 ................. 545 506,930
5.90% ,   06/15/32 ................. 675 684,396
6.15% ,   01/15/33 ................. 685 699,153
6.40% ,   06/15/33 ................. 1,055 1,091,747
6.95% ,   03/15/34 ................. 860 923,530

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
58
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.80% ,   05/15/34 ................. USD 1,005 $ 1,001,615
5.70% ,   03/01/35 ................. 550 541,933
4.50% ,   07/01/40 ................. 1,891 1,570,118
3.30% ,   08/01/40 ................. 976 704,082
4.20% ,   06/01/41 ................. 519 403,265
4.45% ,   04/15/42 ................. 493 388,525
3.75% ,   08/15/42 ................. 460 330,984
4.60% ,   06/15/43 ................. 485 386,500
4.75% ,   02/15/44 ................. 751 613,826
4.30% ,   03/15/45 ................. 659 499,919
4.25% ,   03/15/46 ................. 553 415,211
4.00% ,   12/01/46 ................. 445 317,735
3.95% ,   12/01/47 ................. 937 660,569
4.95% ,   07/01/50 ................. 3,053 2,477,662
3.50% ,   08/01/50 ................. 1,840 1,176,352
5.25% ,   03/01/52 ................. 615 512,818
6.75% ,   01/15/53 ................. 1,410 1,423,548
6.70% ,   04/01/53 ................. 690 694,768
5.90% ,   10/01/54 ................. 600 547,101
6.15% ,   03/01/55 ................. 475 446,399
PacifiCorp
5.10% ,   02/15/29 ................. 705 719,045
3.50% ,   06/15/29 ................. 610 586,434
2.70% ,   09/15/30 ................. 574 516,400
5.30% ,   02/15/31 ................. 815 836,030
7.70% ,   11/15/31 ................. 400 461,904
5.45% ,   02/15/34 ................. 1,165 1,175,161
5.25% ,   06/15/35 ................. 145 144,448
6.10% ,   08/01/36 ................. 220 228,589
5.75% ,   04/01/37 ................. 490 493,082
6.25% ,   10/15/37 ................. 1,077 1,131,937
6.35% ,   07/15/38 ................. 254 266,239
6.00% ,   01/15/39 ................. 650 660,381
4.10% ,   02/01/42 ................. 370 293,397
4.13% ,   01/15/49 ................. 638 481,926
4.15% ,   02/15/50 ................. 676 507,913
3.30% ,   03/15/51 ................. 738 475,755
2.90% ,   06/15/52 ................. 965 567,012
5.35% ,   12/01/53 ................. 1,005 896,026
5.50% ,   05/15/54 ................. 1,140 1,037,309
5.80% ,   01/15/55 ................. 1,475 1,400,699
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.32%),
7.38% ,   09/15/55
(h)
............... 15 15,284
Palomino Funding Trust I, 7.23%,  05/17/28
(e)
. 375 395,216
Pattern Energy Operations LP,
4.50%,  08/15/28
(e)
............... 690 655,533
PECO Energy Co.
4.90% ,   06/15/33 ................. 604 606,484
5.95% ,   10/01/36 ................. 238 253,353
4.15% ,   10/01/44 ................. 240 198,057
3.70% ,   09/15/47 ................. 585 436,066
3.90% ,   03/01/48 ................. 800 614,965
3.00% ,   09/15/49 ................. 614 399,170
2.80% ,   06/15/50 ................. 315 193,875
3.05% ,   03/15/51 ................. 200 128,096
2.85% ,   09/15/51 ................. 580 357,934
4.60% ,   05/15/52 ................. 425 357,876
4.38% ,   08/15/52 ................. 305 248,084
5.25% ,   09/15/54 ................. 260 243,034
PG&E Corp.
5.00% ,   07/01/28 ................. 970 946,679
5.25% ,   07/01/30 ................. 1,000 963,589
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.88%),
7.38% ,   03/15/55
(h)
............... USD 1,475 $ 1,437,416
PG&E Recovery Funding LLC
Series A-1 , 5.05% ,   07/15/32 .......... 163 163,378
Series A-1 , 4.84% ,   06/01/33 .......... 300 301,973
Series A-2 , 5.26% ,   01/15/38 .......... 50 50,216
Series A-2 , 5.23% ,   06/01/42 .......... 2,200 2,168,212
Series A-3 , 5.53% ,   06/01/49 .......... 600 590,496
PG&E Wildfire Recovery Funding LLC
Series A-2 , 4.26% ,   06/01/36 .......... 1,500 1,415,710
Series A-3 , 5.08% ,   06/01/41 .......... 500 483,583
Series A-4 , 4.45% ,   12/01/47 .......... 5,000 4,311,525
Potomac Electric Power Co.
5.20% ,   03/15/34 ................. 460 464,044
6.50% ,   11/15/37 ................. 400 443,680
4.15% ,   03/15/43 ................. 807 665,317
5.50% ,   03/15/54 ................. 300 286,367
PPL Capital Funding, Inc.
3.10% ,   05/15/26 ................. 488 481,221
4.13% ,   04/15/30 ................. 145 142,201
5.25% ,   09/01/34 ................. 800 800,571
PPL Electric Utilities Corp.
5.00% ,   05/15/33 ................. 680 682,223
4.85% ,   02/15/34 ................. 685 678,350
6.25% ,   05/15/39 ................. 100 109,783
4.75% ,   07/15/43 ................. 160 144,441
4.13% ,   06/15/44 ................. 418 348,578
4.15% ,   10/01/45 ................. 280 231,996
3.95% ,   06/01/47 ................. 600 472,143
4.15% ,   06/15/48 ................. 540 434,659
3.00% ,   10/01/49 ................. 395 258,364
5.25% ,   05/15/53 ................. 820 776,965
Progress Energy, Inc.
7.75% ,   03/01/31 ................. 746 855,067
7.00% ,   10/30/31 ................. 560 619,018
6.00% ,   12/01/39 ................. 500 509,724
Public Service Co. of Colorado
3.70% ,   06/15/28 ................. 380 374,177
Series 35 , 1.90% ,   01/15/31 .......... 590 508,827
1.88% ,   06/15/31 ................. 95 80,674
Series 38 , 4.10% ,   06/01/32 .......... 280 265,762
5.35% ,   05/15/34 ................. 930 936,257
Series 17 , 6.25% ,   09/01/37 .......... 304 324,387
6.50% ,   08/01/38 ................. 225 243,959
3.60% ,   09/15/42 ................. 310 237,897
4.30% ,   03/15/44 ................. 336 274,497
3.80% ,   06/15/47 ................. 459 340,636
4.10% ,   06/15/48 ................. 125 95,745
4.05% ,   09/15/49 ................. 529 401,780
Series 34 , 3.20% ,   03/01/50 .......... 488 320,781
Series 36 , 2.70% ,   01/15/51 .......... 850 492,706
Series 39 , 4.50% ,   06/01/52 .......... 530 430,448
5.25% ,   04/01/53 ................. 930 842,067
5.75% ,   05/15/54 ................. 760 739,797
5.85% ,   05/15/55 ................. 620 610,176
Public Service Co. of New Hampshire
Series V , 2.20% ,   06/15/31
(d)
.......... 265 232,066
5.35% ,   10/01/33 ................. 845 862,599
3.60% ,   07/01/49 ................. 369 264,130
5.15% ,   01/15/53 ................. 345 315,503
Public Service Co. of Oklahoma
Series J , 2.20% ,   08/15/31 ........... 780 664,369
5.25% ,   01/15/33 ................. 415 415,601
5.20% ,   01/15/35 ................. 620 610,648

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
59
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Series K , 3.15% ,   08/15/51 ........... USD 420 $ 265,209
Public Service Electric & Gas Co.
2.25% ,   09/15/26 ................. 610 595,383
3.00% ,   05/15/27 ................. 520 509,733
3.70% ,   05/01/28 ................. 460 454,228
3.65% ,   09/01/28 ................. 610 600,291
3.20% ,   05/15/29 ................. 329 315,180
2.45% ,   01/15/30 ................. 630 578,419
1.90% ,   08/15/31 ................. 495 425,455
3.10% ,   03/15/32 ................. 60 54,205
4.90% ,   12/15/32 ................. 565 569,850
4.65% ,   03/15/33 ................. 250 247,239
5.20% ,   08/01/33 ................. 375 381,365
5.20% ,   03/01/34 ................. 425 433,622
4.85% ,   08/01/34 ................. 695 690,659
Series Q , 5.05% ,   03/01/35 ........... 235 238,022
5.80% ,   05/01/37 ................. 400 422,407
5.50% ,   03/01/40 ................. 360 365,201
3.95% ,   05/01/42 ................. 260 212,899
3.65% ,   09/01/42 ................. 338 263,349
3.80% ,   01/01/43 ................. 195 154,924
3.80% ,   03/01/46 ................. 633 484,693
3.60% ,   12/01/47 ................. 455 336,889
4.05% ,   05/01/48 ................. 185 145,772
3.85% ,   05/01/49 ................. 573 436,915
3.20% ,   08/01/49 ................. 555 372,104
3.15% ,   01/01/50 ................. 496 330,296
2.70% ,   05/01/50 ................. 540 327,413
2.05% ,   08/01/50 ................. 568 294,980
3.00% ,   03/01/51 ................. 160 102,502
5.13% ,   03/15/53 ................. 275 253,745
5.45% ,   08/01/53 ................. 555 535,247
5.45% ,   03/01/54 ................. 570 550,952
5.30% ,   08/01/54 ................. 415 391,709
Series Q , 5.50% ,   03/01/55 ........... 60 58,624
RH International Singapore Corp. Pte. Ltd.,
4.50%,  03/27/28
(f)
................ 200 197,310
Rochester Gas & Electric Corp.,
3.10%,  06/01/27
(e)
............... 980 960,111
Ruwais Power Co. PJSC, 6.00%,  08/31/36
(f)
. 800 824,139
RWE Finance US LLC
(e)
5.88% ,   04/16/34 ................. 1,205 1,228,356
6.25% ,   04/16/54 ................. 1,410 1,365,621
Saudi Electricity Global Sukuk Co. 2,
5.06%,  04/08/43
(f)
................ 1,000 935,956
Saudi Electricity Global Sukuk Co. 3,
5.50%,  04/08/44
(f)
................ 1,000 986,529
Saudi Electricity Global Sukuk Co. 4,
4.72%,  09/27/28
(f)
................ 1,000 1,002,198
Saudi Electricity Global Sukuk Co. 5,
2.41%,  09/17/30
(f)
................ 1,200 1,058,607
Saudi Electricity Sukuk Programme Co.
(f)
4.94% ,   02/13/29 ................. 800 806,366
5.23% ,   02/18/30 ................. 1,400 1,417,269
4.63% ,   04/11/33 ................. 800 780,057
5.19% ,   02/13/34 ................. 1,200 1,202,595
5.49% ,   02/18/35 ................. 1,200 1,219,978
5.68% ,   04/11/53 ................. 1,500 1,458,401
SCE Recovery Funding LLC, Series A-2,
5.11%,  12/15/47 ................. 300 272,146
Sierra Pacific Power Co.
2.60% ,   05/01/26 ................. 563 553,093
5.90% ,   03/15/54 ................. 395 390,012
Sinosing Services Pte. Ltd., 2.63%,  02/20/30
(f)
400 370,762
Solar Star Funding LLC, 5.38%,  06/30/35
(e)
.. 143 145,175
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Southern California Edison Co.
4.90% ,   06/01/26 ................. USD 295 $ 295,481
4.40% ,   09/06/26 ................. 150 149,751
4.88% ,   02/01/27 ................. 735 737,713
Series D , 4.70% ,   06/01/27 ........... 935 938,838
5.85% ,   11/01/27 ................. 790 807,884
Series B , 3.65% ,   03/01/28 ........... 363 353,425
5.30% ,   03/01/28 ................. 360 364,937
5.65% ,   10/01/28 ................. 520 534,235
Series A , 4.20% ,   03/01/29 ........... 1,009 983,420
6.65% ,   04/01/29 ................. 304 315,354
5.15% ,   06/01/29 ................. 550 556,390
2.85% ,   08/01/29 ................. 1,150 1,059,046
5.25% ,   03/15/30 ................. 600 606,152
2.25% ,   06/01/30 ................. 1,037 908,735
Series G , 2.50% ,   06/01/31 ........... 605 521,604
5.45% ,   06/01/31 ................. 450 455,596
2.75% ,   02/01/32 ................. 530 450,577
5.95% ,   11/01/32 ................. 545 551,504
6.00% ,   01/15/34 ................. 513 517,073
5.20% ,   06/01/34 ................. 690 663,882
5.45% ,   03/01/35 ................. 450 436,963
Series 04-G , 5.75% ,   04/01/35 ......... 380 382,597
Series 05-E , 5.35% ,   07/15/35 ......... 365 333,608
5.63% ,   02/01/36 ................. 368 360,329
Series 06-E , 5.55% ,   01/15/37 ......... 385 371,122
Series 08-A , 5.95% ,   02/01/38 ......... 620 614,510
6.05% ,   03/15/39 ................. 538 533,852
5.50% ,   03/15/40 ................. 515 477,880
4.50% ,   09/01/40 ................. 520 429,923
4.05% ,   03/15/42 ................. 467 357,870
Series 13-A , 3.90% ,   03/15/43 ......... 485 358,625
4.65% ,   10/01/43 ................. 810 655,917
Series C , 3.60% ,   02/01/45 ........... 467 322,157
4.00% ,   04/01/47 ................. 1,870 1,336,123
Series C , 4.13% ,   03/01/48 ........... 1,393 1,012,593
Series B , 4.88% ,   03/01/49 ........... 596 483,748
3.65% ,   02/01/50 ................. 1,165 778,178
Series 20A , 2.95% ,   02/01/51 ......... 690 403,352
Series H , 3.65% ,   06/01/51 ........... 345 230,901
3.45% ,   02/01/52 ................. 600 380,865
Series E , 5.45% ,   06/01/52 ........... 320 276,955
5.70% ,   03/01/53 ................. 405 361,900
5.88% ,   12/01/53 ................. 530 488,688
5.75% ,   04/15/54 ................. 485 436,836
5.90% ,   03/01/55 ................. 230 211,921
6.20% ,   09/15/55 ................. 610 587,347
Southern Co. (The)
3.25% ,   07/01/26 ................. 1,888 1,863,567
5.11% ,   08/01/27 ................. 540 547,818
Series 21-B , 1.75% ,   03/15/28 ......... 285 265,178
4.85% ,   06/15/28 ................. 805 817,747
5.50% ,   03/15/29 ................. 850 882,224
Series A , 3.70% ,   04/30/30 ........... 1,295 1,243,266
5.70% ,   10/15/32 ................. 330 342,874
5.20% ,   06/15/33 ................. 615 618,644
5.70% ,   03/15/34 ................. 915 946,851
4.85% ,   03/15/35 ................. 660 640,364
4.25% ,   07/01/36 ................. 725 656,074
4.40% ,   07/01/46 ................. 1,999 1,624,029
Series 21-A , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.92%), 3.75% ,   09/15/51
(h)
......... 704 681,800
Southwestern Electric Power Co.
Series K , 2.75% ,   10/01/26 ........... 539 525,302

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
60
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Series M , 4.10% ,   09/15/28 ........... USD 825 $ 811,775
5.30% ,   04/01/33 ................. 475 473,182
6.20% ,   03/15/40 ................. 390 407,880
Series J , 3.90% ,   04/01/45 ........... 447 332,214
Series L , 3.85% ,   02/01/48 ........... 443 318,516
3.25% ,   11/01/51 ................. 960 604,526
Southwestern Public Service Co.
5.30% ,   05/15/35 ................. 475 473,209
4.50% ,   08/15/41 ................. 325 274,316
3.40% ,   08/15/46 ................. 349 239,688
3.70% ,   08/15/47 ................. 590 425,341
Series 6 , 4.40% ,   11/15/48 ........... 451 359,195
3.75% ,   06/15/49 ................. 445 319,612
Series 8 , 3.15% ,   05/01/50 ........... 380 244,127
6.00% ,   06/01/54 ................. 440 440,473
SP Group Treasury Pte. Ltd.
(e)
3.38% ,   02/27/29 ................. 500 486,166
4.63% ,   11/21/29 ................. 500 508,852
SP PowerAssets Ltd., 3.00%,  09/26/27
(e)
... 800 781,149
Star Energy Geothermal Darajat II,
4.85%,  10/14/38
(f)
................ 800 742,380
State Grid Europe Development 2014 plc,
3.25%,  04/07/27
(f)
................ 700 690,436
State Grid Overseas Investment 2013 Ltd.,
4.38%,  05/22/43
(e)
............... 200 185,264
State Grid Overseas Investment 2014 Ltd.,
4.85%,  05/07/44
(f)
................ 400 389,425
State Grid Overseas Investment BVI Ltd.
(f)
2.88% ,   05/18/26 ................. 400 394,842
1.13% ,   09/08/26 ................. 400 384,393
3.50% ,   05/04/27 ................. 2,500 2,473,085
4.25% ,   05/02/28
(d)
................ 800 805,237
1.63% ,   08/05/30 ................. 2,100 1,864,908
4.00% ,   05/04/47
(d)
................ 400 344,449
System Energy Resources, Inc.
6.00% ,   04/15/28 ................. 325 337,434
5.30% ,   12/15/34 ................. 195 191,941
Tampa Electric Co.
4.90% ,   03/01/29 ................. 435 441,948
2.40% ,   03/15/31 ................. 283 249,133
5.15% ,   03/01/35 ................. 375 373,643
4.10% ,   06/15/42 ................. 434 359,271
4.35% ,   05/15/44 ................. 299 248,657
4.30% ,   06/15/48 ................. 480 382,361
4.45% ,   06/15/49 ................. 350 284,906
3.63% ,   06/15/50 ................. 360 257,166
3.45% ,   03/15/51 ................. 300 204,627
5.00% ,   07/15/52 ................. 280 245,925
Three Gorges Finance I Cayman Islands Ltd.
(f)
3.15% ,   06/02/26
(d)
................ 1,000 989,847
2.15% ,   09/22/30 ................. 400 362,830
3.20% ,   10/16/49 ................. 600 442,164
Tierra Mojada Luxembourg II SARL,
5.75%,  12/01/40
(f)
................ 500 459,520
TNB Global Ventures Capital Bhd.
(f)
3.24% ,   10/19/26 ................. 600 589,657
4.85% ,   11/01/28 ................. 800 807,901
Toledo Edison Co. (The), 6.15%,  05/15/37 .. 297 319,667
Trans-Allegheny Interstate Line Co.,
5.00%,  01/15/31
(e)
............... 150 152,571
Transelec SA, 3.88%,  01/12/29
(e)
........ 564 538,915
Trinidad Generation UnLtd, 5.25%,  11/04/27
(f)
600 573,538
Tucson Electric Power Co.
1.50% ,   08/01/30 ................. 420 358,823
3.25% ,   05/15/32 ................. 525 472,790
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.20% ,   09/15/34 ................. USD 465 $ 463,909
4.85% ,   12/01/48 ................. 263 228,838
4.00% ,   06/15/50 ................. 642 478,576
3.25% ,   05/01/51 ................. 260 169,112
5.50% ,   04/15/53 ................. 480 450,889
5.90% ,   04/15/55 ................. 300 299,298
Union Electric Co.
2.95% ,   06/15/27 ................. 420 410,268
3.50% ,   03/15/29 ................. 783 758,711
2.95% ,   03/15/30 ................. 317 296,518
2.15% ,   03/15/32 ................. 560 473,351
5.20% ,   04/01/34 ................. 735 743,502
5.25% ,   04/15/35 ................. 475 482,015
5.30% ,   08/01/37 ................. 550 555,531
8.45% ,   03/15/39 ................. 300 379,199
3.90% ,   09/15/42 ................. 532 430,068
3.65% ,   04/15/45 ................. 520 391,433
4.00% ,   04/01/48 ................. 517 398,460
3.25% ,   10/01/49 ................. 387 263,798
2.63% ,   03/15/51 ................. 635 374,896
3.90% ,   04/01/52 ................. 175 131,538
5.45% ,   03/15/53 ................. 510 485,882
5.25% ,   01/15/54 ................. 320 294,644
5.13% ,   03/15/55 ................. 385 348,394
Virginia Electric & Power Co.
Series B , 2.95% ,   11/15/26 ........... 529 518,411
Series A , 3.50% ,   03/15/27 ........... 849 839,853
Series B , 3.75% ,   05/15/27 ........... 810 803,466
Series A , 3.80% ,   04/01/28 ........... 910 900,326
Series A , 2.88% ,   07/15/29 ........... 365 344,675
2.30% ,   11/15/31 ................. 725 630,285
2.40% ,   03/30/32 ................. 495 422,829
5.00% ,   04/01/33 ................. 820 814,928
5.30% ,   08/15/33 ................. 595 600,304
5.00% ,   01/15/34 ................. 680 669,414
5.05% ,   08/15/34 ................. 755 747,826
5.15% ,   03/15/35 ................. 375 371,148
Series B , 6.00% ,   01/15/36 ........... 410 430,263
Series A , 6.00% ,   05/15/37 ........... 201 209,600
6.35% ,   11/30/37 ................. 528 565,812
8.88% ,   11/15/38 ................. 827 1,084,521
4.00% ,   01/15/43 ................. 575 458,066
Series D , 4.65% ,   08/15/43 ........... 423 368,292
4.45% ,   02/15/44 ................. 470 396,369
Series B , 4.20% ,   05/15/45 ........... 375 301,996
Series C , 4.00% ,   11/15/46 ........... 525 403,684
Series B , 3.80% ,   09/15/47 ........... 561 415,621
4.60% ,   12/01/48 ................. 590 492,347
3.30% ,   12/01/49 ................. 629 418,041
2.45% ,   12/15/50 ................. 942 518,400
2.95% ,   11/15/51 ................. 945 581,402
Series C , 4.63% ,   05/15/52 ........... 655 537,431
5.45% ,   04/01/53 ................. 645 603,320
5.70% ,   08/15/53 ................. 545 531,135
5.35% ,   01/15/54 ................. 525 483,687
5.55% ,   08/15/54 ................. 635 603,766
5.65% ,   03/15/55 ................. 395 378,955
Virginia Power Fuel Securitization LLC, Series
A-2, 4.88%,  05/01/31 ............. 2,500 2,538,516
Vistra Operations Co. LLC
(e)
5.50% ,   09/01/26 ................. 975 971,785
5.05% ,   12/30/26 ................. 145 145,778
3.70% ,   01/30/27 ................. 1,087 1,067,832
5.63% ,   02/15/27 ................. 1,311 1,309,788
5.00% ,   07/31/27 ................. 1,275 1,264,170

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
61
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.38% ,   05/01/29 ................. USD 1,211 $ 1,165,017
4.30% ,   07/15/29 ................. 982 961,329
7.75% ,   10/15/31 ................. 1,370 1,448,982
6.88% ,   04/15/32 ................. 1,054 1,092,538
6.95% ,   10/15/33 ................. 1,110 1,191,834
6.00% ,   04/15/34 ................. 415 418,725
5.70% ,   12/30/34 ................. 535 533,204
Wisconsin Electric Power Co.
1.70% ,   06/15/28 ................. 310 287,796
5.00% ,   05/15/29 ................. 720 738,373
4.75% ,   09/30/32 ................. 250 251,598
5.63% ,   05/15/33 ................. 285 300,346
4.60% ,   10/01/34 ................. 480 468,253
5.70% ,   12/01/36 ................. 370 388,626
4.30% ,   10/15/48 ................. 277 226,415
5.05% ,   10/01/54 ................. 315 280,830
Wisconsin Power & Light Co.
3.05% ,   10/15/27 ................. 635 616,551
3.00% ,   07/01/29 ................. 292 275,007
1.95% ,   09/16/31 ................. 515 439,811
3.95% ,   09/01/32 ................. 715 666,952
4.95% ,   04/01/33 ................. 195 193,451
5.38% ,   03/30/34 ................. 160 161,352
6.38% ,   08/15/37 ................. 160 172,900
3.65% ,   04/01/50 ................. 570 402,895
Wisconsin Public Service Corp.
4.55% ,   12/01/29 ................. 300 302,729
3.67% ,   12/01/42 ................. 441 339,185
4.75% ,   11/01/44 ................. 560 496,347
3.30% ,   09/01/49 ................. 380 258,573
2.85% ,   12/01/51 ................. 565 342,642
Xcel Energy, Inc.
3.35% ,   12/01/26 ................. 831 816,465
1.75% ,   03/15/27 ................. 495 470,727
4.75% ,   03/21/28 ................. 275 277,287
4.00% ,   06/15/28 ................. 505 497,938
2.60% ,   12/01/29 ................. 735 671,639
3.40% ,   06/01/30 ................. 806 756,709
2.35% ,   11/15/31 ................. 390 332,121
4.60% ,   06/01/32 ................. 560 540,010
5.45% ,   08/15/33 ................. 800 803,452
5.50% ,   03/15/34 ................. 880 882,308
5.60% ,   04/15/35 ................. 400 404,571
6.50% ,   07/01/36 ................. 185 196,424
3.50% ,   12/01/49 ................. 493 329,340
XPLR Infrastructure Operating Partners LP
(d)(e)
3.88% ,   10/15/26 ................. 491 473,656
4.50% ,   09/15/27 ................. 664 628,064
7.25% ,   01/15/29 ................. 747 740,442
8.38% ,   01/15/31 ................. 320 321,254
8.63% ,   03/15/33 ................. 380 379,813
Zhejiang Energy International Ltd.,
1.74%,  07/20/26
(f)
................ 650 628,319
616,624,125
Electrical Equipment — 0.1%
ABB Finance USA, Inc.
3.80% ,   04/03/28 ................. 675 668,975
4.38% ,   05/08/42 ................. 395 344,762
Acuity Brands Lighting, Inc., 2.15%,  12/15/30 470 407,990
Atkore, Inc., 4.25%,  06/01/31
(e)
......... 408 362,330
Doosan Enerbility Co. Ltd., 5.50%,  07/17/26
(f)
200 202,579
Eaton Corp.
3.10% ,   09/15/27 ................. 130 127,217
4.35% ,   05/18/28 ................. 740 746,934
Security
Par (000)
Par (000) Value
Electrical Equipment (continued)
4.00% ,   11/02/32 ................. USD 724 $ 689,739
4.15% ,   03/15/33 ................. 1,455 1,396,945
4.15% ,   11/02/42 ................. 1,068 904,622
3.92% ,   09/15/47 ................. 490 385,238
4.70% ,   08/23/52 ................. 580 508,594
Emerson Electric Co.
0.88% ,   10/15/26 ................. 1,318 1,255,883
1.80% ,   10/15/27 ................. 564 535,185
2.00% ,   12/21/28 ................. 1,345 1,247,387
1.95% ,   10/15/30 ................. 480 424,055
2.20% ,   12/21/31 ................. 1,180 1,028,008
5.00% ,   03/15/35 ................. 225 228,160
5.25% ,   11/15/39 ................. 255 258,279
2.75% ,   10/15/50 ................. 519 320,288
2.80% ,   12/21/51 ................. 1,110 684,030
EnerSys
(e)
4.38% ,   12/15/27 ................. 290 281,293
6.63% ,   01/15/32 ................. 295 300,631
Hubbell, Inc.
3.15% ,   08/15/27 ................. 630 612,368
3.50% ,   02/15/28 ................. 540 525,730
2.30% ,   03/15/31 ................. 105 91,526
LG Energy Solution Ltd.
5.63% ,   09/25/26
(f)
................. 600 606,338
5.38% ,   07/02/27
(f)
................. 400 403,453
5.75% ,   09/25/28
(f)
................. 1,000 1,020,532
5.38% ,   07/02/29
(f)
................. 800 803,941
5.38% ,   04/02/30
(d) (e)
............... 500 497,147
5.50% ,   07/02/34
(f)
................. 600 575,552
5.88% ,   04/02/35
(e)
................ 500 489,137
Molex Electronic Technologies LLC
(e)
4.75% ,   04/30/28 ................. 250 252,032
5.25% ,   04/30/32 ................. 250 252,801
Regal Rexnord Corp.
6.05% ,   04/15/28 ................. 1,350 1,383,948
6.30% ,   02/15/30 ................. 1,117 1,153,230
6.40% ,   04/15/33 ................. 1,330 1,355,090
Rockwell Automation, Inc.
3.50% ,   03/01/29 ................. 942 914,184
1.75% ,   08/15/31 ................. 395 337,384
4.20% ,   03/01/49 ................. 760 616,379
2.80% ,   08/15/61 ................. 410 232,308
Sensata Technologies BV
(e)
4.00% ,   04/15/29 ................. 1,045 961,418
5.88% ,   09/01/30 ................. 505 491,519
Vertiv Group Corp., 4.13%,  11/15/28
(e)
..... 827 798,280
27,683,421
Electronic Equipment, Instruments & Components — 0.1%
Allegion US Holding Co., Inc.
3.55% ,   10/01/27 ................. 766 744,554
5.41% ,   07/01/32 ................. 450 457,269
5.60% ,   05/29/34 ................. 525 531,975
Amphenol Corp.
5.05% ,   04/05/27 ................. 710 722,694
5.05% ,   04/05/29 ................. 615 632,102
4.35% ,   06/01/29 ................. 678 679,840
2.80% ,   02/15/30 ................. 1,215 1,133,758
2.20% ,   09/15/31 ................. 690 598,767
5.25% ,   04/05/34 ................. 725 741,172
5.00% ,   01/15/35 ................. 495 495,738
5.38% ,   11/15/54 ................. 130 125,875
Arrow Electronics, Inc.
3.88% ,   01/12/28 ................. 618 604,628
5.15% ,   08/21/29 ................. 475 479,246

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
62
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components (continued)
2.95% ,   02/15/32 ................. USD 470 $ 402,666
5.88% ,   04/10/34 ................. 445 447,888
Avnet, Inc.
6.25% ,   03/15/28 ................. 725 748,201
3.00% ,   05/15/31 ................. 390 342,103
5.50% ,   06/01/32 ................. 270 264,710
CDW LLC
2.67% ,   12/01/26 ................. 1,110 1,074,258
4.25% ,   04/01/28 ................. 860 843,073
3.28% ,   12/01/28 ................. 620 584,554
3.25% ,   02/15/29 ................. 941 876,712
5.10% ,   03/01/30 ................. 120 119,968
3.57% ,   12/01/31 ................. 1,145 1,034,753
5.55% ,   08/22/34 ................. 205 201,040
Coherent Corp., 5.00%,  12/15/29
(e)
....... 960 920,694
Competition Team Technologies Ltd.,
4.25%,  03/12/29
(f)
................ 400 394,659
Corning, Inc.
4.70% ,   03/15/37 ................. 486 458,587
5.75% ,   08/15/40 ................. 468 468,620
4.75% ,   03/15/42 ................. 574 506,140
5.35% ,   11/15/48 ................. 640 588,719
3.90% ,   11/15/49 ................. 530 388,393
4.38% ,   11/15/57 ................. 728 563,207
5.85% ,   11/15/68 ................. 322 301,526
5.45% ,   11/15/79 ................. 950 815,729
Crane NXT Co.
6.55% ,   11/15/36 ................. 199 200,748
4.20% ,   03/15/48 ................. 345 204,431
Flex Ltd.
6.00% ,   01/15/28 ................. 480 490,597
4.88% ,   06/15/29 ................. 891 884,304
4.88% ,   05/12/30 ................. 618 608,737
5.25% ,   01/15/32 ................. 500 491,756
Foxconn Far East Ltd., 2.50%,  10/28/30
(f)
... 800 714,762
Insight Enterprises, Inc., 6.63%,  05/15/32
(e)
.. 495 502,609
Jabil, Inc.
4.25% ,   05/15/27 ................. 700 697,053
3.95% ,   01/12/28 ................. 672 659,392
5.45% ,   02/01/29 ................. 280 284,044
3.60% ,   01/15/30 ................. 532 500,798
3.00% ,   01/15/31 ................. 726 649,453
Keysight Technologies, Inc.
4.60% ,   04/06/27 ................. 1,218 1,220,272
3.00% ,   10/30/29 ................. 588 545,857
5.35% ,   07/30/30 ................. 170 174,563
4.95% ,   10/15/34 ................. 195 189,383
Sensata Technologies, Inc.
(e)
4.38% ,   02/15/30 ................. 460 424,923
3.75% ,   02/15/31 ................. 730 637,538
6.63% ,   07/15/32 ................. 510 505,433
Sunny Optical Technology Group Co. Ltd.,
5.95%,  07/17/26
(f)
................ 400 406,555
TD SYNNEX Corp.
1.75% ,   08/09/26 ................. 760 726,068
2.38% ,   08/09/28 ................. 855 789,389
2.65% ,   08/09/31 ................. 545 462,007
6.10% ,   04/12/34 ................. 545 548,194
Teledyne Technologies, Inc.
2.25% ,   04/01/28 ................. 25 23,574
2.75% ,   04/01/31 ................. 1,118 996,023
Trimble, Inc.
4.90% ,   06/15/28 ................. 731 735,640
6.10% ,   03/15/33 ................. 775 805,725
TTM Technologies, Inc., 4.00%,  03/01/29
(e)
.. 495 460,801
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components (continued)
Tyco Electronics Group SA
3.13% ,   08/15/27 ................. USD 985 $ 960,435
4.63% ,   02/01/30 ................. 520 523,315
4.50% ,   02/09/31 ................. 325 323,837
2.50% ,   02/04/32 ................. 250 217,351
5.00% ,   05/09/35 ................. 250 247,169
7.13% ,   10/01/37 ................. 419 485,431
Vontier Corp.
2.40% ,   04/01/28 ................. 709 663,104
2.95% ,   04/01/31 ................. 753 652,024
Zebra Technologies Corp., 6.50%,  06/01/32
(e)
500 502,537
41,409,650
Energy Equipment & Services — 0.1%
Archrock Partners LP
(e)
6.88% ,   04/01/27 ................. 311 309,988
6.25% ,   04/01/28 ................. 860 857,451
6.63% ,   09/01/32 ................. 735 730,443
Aris Water Holdings LLC, 7.25%,  04/01/30
(d) (e)
285 283,040
Baker Hughes Holdings LLC
2.06% ,   12/15/26 ................. 610 588,068
3.34% ,   12/15/27 ................. 1,498 1,467,483
3.14% ,   11/07/29 ................. 667 630,289
4.49% ,   05/01/30 ................. 391 387,390
5.13% ,   09/15/40 ................. 1,223 1,152,900
4.08% ,   12/15/47 ................. 1,416 1,061,081
Borr IHC Ltd.
(f)
10.00% ,   11/15/28 ................. 1,298 1,073,788
10.38% ,   11/15/30 ................. 571 459,335
Bristow Group, Inc., 6.88%,  03/01/28
(e)
.... 422 410,066
COSL Singapore Capital Ltd.,
2.50%,  06/24/30
(f)
................ 600 547,689
Diamond Foreign Asset Co., 8.50%,  10/01/30
(e)
544 520,032
EDO Sukuk Ltd.
(f)
5.66% ,   07/03/31 ................. 750 754,971
5.88% ,   09/21/33 ................. 900 913,668
Enerflex Ltd., 9.00%,  10/15/27
(e)
........ 562 575,225
FORESEA Holding SA, 7.50%,  06/15/30
(d) (e)
. 302 286,874
Global Marine, Inc., 7.00%,  06/01/28 ..... 270 231,615
Guara Norte SARL, 5.20%,  06/15/34
(d) (f)
.... 679 628,944
Halliburton Co.
2.92% ,   03/01/30 ................. 884 812,668
4.85% ,   11/15/35 ................. 1,097 1,031,310
6.70% ,   09/15/38 ................. 838 902,330
7.45% ,   09/15/39 ................. 959 1,092,355
4.50% ,   11/15/41 ................. 445 367,762
4.75% ,   08/01/43 ................. 899 752,178
5.00% ,   11/15/45 ................. 1,896 1,622,071
Helix Energy Solutions Group, Inc.,
9.75%,  03/01/29
(e)
............... 315 318,772
Helmerich & Payne, Inc.
(d)
4.65% ,   12/01/27
(e)
................ 715 710,224
4.85% ,   12/01/29
(e)
................ 145 137,251
2.90% ,   09/29/31 ................. 655 540,393
5.50% ,   12/01/34
(e)
................ 120 105,340
Kodiak Gas Services LLC, 7.25%,  02/15/29
(e)
740 752,021
Nabors Industries Ltd., 7.50%,  01/15/28
(d) (e)
.. 415 330,030
Nabors Industries, Inc.
(e)
7.38% ,   05/15/27 ................. 720 678,970
9.13% ,   01/31/30 ................. 650 589,820
8.88% ,   08/15/31
(d)
................ 580 393,163
NewCo Holding USD 20 SARL,
9.38%,  11/07/29
(d) (f)
............... 600 597,340
Nine Energy Service, Inc., 13.00%,  02/01/28
(d)
305 178,920
Noble Finance II LLC, 8.00%,  04/15/30
(e)
... 1,360 1,294,400

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
63
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
NOV, Inc.
3.60% ,   12/01/29
(d)
................ USD 523 $ 493,153
3.95% ,   12/01/42 ................. 1,255 874,277
Oceaneering International, Inc.
6.00% ,   02/01/28 ................. 520 495,507
Patterson-UTI Energy, Inc.
3.95% ,   02/01/28 ................. 625 599,534
5.15% ,   11/15/29
(d)
................ 529 511,425
7.15% ,   10/01/33 ................. 475 467,669
Precision Drilling Corp., 6.88%,  01/15/29
(e)
.. 396 370,857
Schlumberger Holdings Corp.
(e)
5.00% ,   05/29/27 ................. 660 669,148
4.50% ,   05/15/28 ................. 505 506,998
3.90% ,   05/17/28 ................. 1,257 1,238,951
4.30% ,   05/01/29 ................. 1,095 1,083,327
5.00% ,   11/15/29
(d)
................ 620 630,463
2.65% ,   06/26/30 ................. 822 742,385
4.85% ,   05/15/33 ................. 415 400,196
5.00% ,   06/01/34 ................. 615 591,917
Schlumberger Investment SA, 2.65%,  06/26/30 733 665,392
Seadrill Finance Ltd., 8.38%,  08/01/30
(e)
... 585 551,081
Shelf Drilling Holdings Ltd., 9.63%,  04/15/29
(d) (f)
1,000 710,135
Star Holding LLC, 8.75%,  08/01/31
(e)
...... 350 321,205
TGS ASA, 8.50%,  01/15/30
(e)
.......... 10 9,852
Transocean Aquila Ltd., 8.00%,  09/30/28
(e)
.. 289 285,491
Transocean Poseidon Ltd., 6.88%,  02/01/27
(e)
436 433,920
Transocean Titan Financing Ltd.,
8.38%,  02/01/28
(e)
............... 520 515,317
Transocean, Inc.
8.00% ,   02/01/27
(d) (e)
............... 632 587,910
8.25% ,   05/15/29
(e)
................ 825 666,209
8.75% ,   02/15/30
(e)
................ 912 889,989
7.50% ,   04/15/31
(d)
................ 425 302,141
8.50% ,   05/15/31
(e)
................ 905 703,945
6.80% ,   03/15/38
(d)
................ 605 372,438
9.35% ,   12/15/41
(d)
................ 225 161,554
USA Compression Partners LP
6.88% ,   09/01/27 ................. 720 714,472
7.13% ,   03/15/29
(e)
................ 965 974,105
Valaris Ltd., 8.38%,  04/30/30
(e)
......... 1,075 1,006,279
Vallourec SACA, 7.50%,  04/15/32
(e)
...... 820 849,531
Viridien, 10.00%,  10/15/30
(e)
........... 215 202,844
Weatherford International Ltd.,
8.63%,  04/30/30
(e)
............... 1,550 1,536,112
Welltec International ApS, 8.25%,  10/15/26
(e)
. 252 249,544
Yinson Boronia Production BV,
8.95%,  07/31/42
(f)
................ 991 1,017,170
50,480,101
Entertainment — 0.2%
Allen Media LLC, 10.50%,  02/15/28
(e)
..... 560 168,442
AMC Entertainment Holdings, Inc.
(e)
10.00% , ( 10.00 % Cash or 12.00 % PIK),
06/15/26
(i)
..................... 895 882,728
7.50% ,   02/15/29 ................. 965 668,050
Banijay Entertainment SAS, 8.13%,  05/01/29
(e)
397 406,589
Cinemark USA, Inc.
(e)
5.25% ,   07/15/28
(d)
................ 770 756,924
7.00% ,   08/01/32 ................. 523 534,971
Electronic Arts, Inc.
1.85% ,   02/15/31 ................. 1,054 905,671
2.95% ,   02/15/51 ................. 815 507,313
Historic TW, Inc., 8.30%,  01/15/36 ....... 153 168,394
Lions Gate Capital Holdings 1, Inc.,
5.50%,  04/15/29
(e)
............... 415 373,152
Security
Par (000)
Par (000) Value
Entertainment (continued)
Live Nation Entertainment, Inc.
(e)
6.50% ,   05/15/27 ................. USD 1,167 $ 1,180,407
4.75% ,   10/15/27 ................. 935 915,452
3.75% ,   01/15/28 ................. 485 465,193
NBCUniversal Media LLC
6.40% ,   04/30/40 ................. 540 581,417
5.95% ,   04/01/41 ................. 763 781,442
4.45% ,   01/15/43 ................. 905 768,868
Netflix, Inc.
4.38% ,   11/15/26 ................. 1,410 1,414,971
4.88% ,   04/15/28 ................. 1,834 1,873,534
5.88% ,   11/15/28 ................. 2,108 2,224,177
6.38% ,   05/15/29 ................. 1,004 1,080,855
5.38% ,   11/15/29
(e)
................ 1,150 1,197,674
4.88% ,   06/15/30
(e)
................ 1,270 1,297,244
4.90% ,   08/15/34 ................. 345 347,377
5.40% ,   08/15/54 ................. 855 830,132
Odeon Finco plc, 12.75%,  11/01/27
(e)
..... 410 417,084
Playtika Holding Corp., 4.25%,  03/15/29
(e)
.. 635 561,440
ROBLOX Corp., 3.88%,  05/01/30
(e)
....... 993 918,253
Starz Capital Holdings LLC, 5.50%,  04/15/29
(e)
344 265,378
Take-Two Interactive Software, Inc.
3.70% ,   04/14/27 ................. 1,093 1,078,871
4.95% ,   03/28/28 ................. 953 969,311
5.40% ,   06/12/29 ................. 520 533,471
4.00% ,   04/14/32 ................. 490 458,705
5.60% ,   06/12/34 ................. 385 391,441
Tencent Music Entertainment Group,
2.00%,  09/03/30 ................ 835 732,769
TWDC Enterprises 18 Corp.
1.85% ,   07/30/26 ................. 703 683,702
2.95% ,   06/15/27 ................. 676 661,955
7.00% ,   03/01/32 ................. 653 739,697
4.38% ,   08/16/41
(d)
................ 467 405,749
Series E , 4.13% ,   12/01/41 ........... 742 621,608
3.70% ,   12/01/42 ................. 525 411,909
4.13% ,   06/01/44 ................. 1,033 846,873
3.00% ,   07/30/46 ................. 665 443,588
Walt Disney Co. (The)
3.38% ,   11/15/26 ................. 771 763,373
3.70% ,   03/23/27 ................. 1,195 1,189,681
2.20% ,   01/13/28 ................. 368 351,635
2.00% ,   09/01/29 ................. 2,342 2,139,728
3.80% ,   03/22/30 ................. 1,605 1,570,632
2.65% ,   01/13/31 ................. 1,866 1,704,392
6.55% ,   03/15/33 ................. 398 443,719
6.20% ,   12/15/34 ................. 833 918,626
6.40% ,   12/15/35 ................. 1,169 1,299,181
6.15% ,   03/01/37 ................. 526 569,617
6.65% ,   11/15/37 ................. 1,209 1,363,604
4.63% ,   03/23/40 ................. 855 799,873
3.50% ,   05/13/40 ................. 1,650 1,336,870
6.15% ,   02/15/41 ................. 692 728,648
5.40% ,   10/01/43 ................. 781 769,775
4.75% ,   09/15/44 ................. 627 559,020
4.95% ,   10/15/45 ................. 520 474,660
7.75% ,   12/01/45 ................. 335 417,858
4.75% ,   11/15/46 ................. 457 403,470
2.75% ,   09/01/49 ................. 1,970 1,225,885
4.70% ,   03/23/50 ................. 1,225 1,074,847
3.60% ,   01/13/51 ................. 2,572 1,867,592
3.80% ,   05/13/60 ................. 775 556,104
Warner Media LLC, 7.63%,  04/15/31 ...... 175 190,109
Warnermedia Holdings, Inc.
3.76% ,   03/15/27 ................. 3,670 3,571,639

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
64
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment (continued)
4.05% ,   03/15/29 ................. USD 1,645 $ 1,538,324
4.28% ,   03/15/32 ................. 4,985 4,268,942
5.05% ,   03/15/42 ................. 4,030 3,032,701
5.14% ,   03/15/52 ................. 6,460 4,434,149
5.39% ,   03/15/62 ................. 2,930 1,994,020
WMG Acquisition Corp.
(e)
3.75% ,   12/01/29 ................. 695 642,939
3.88% ,   07/15/30 ................. 805 740,769
3.00% ,   02/15/31
(d)
................ 820 732,272
75,147,435
Financial Services — 0.7%
Apollo Global Management, Inc.
6.38% ,   11/15/33 ................. 708 765,090
5.80% ,   05/21/54 ................. 720 688,262
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.17%),
6.00% ,   12/15/54
(h)
............... 120 112,572
Armor Holdco, Inc., 8.50%,  11/15/29
(e)
..... 360 330,398
Benteler International AG, 10.50%,  05/15/28
(e)
520 530,615
Berkshire Hathaway, Inc., 4.50%,  02/11/43
(d)
. 1,064 982,194
Block Financial LLC
2.50% ,   07/15/28 ................. 552 513,177
3.88% ,   08/15/30 ................. 915 863,195
Block, Inc.
2.75% ,   06/01/26 ................. 950 927,173
3.50% ,   06/01/31 ................. 987 881,829
6.50% ,   05/15/32
(e)
................ 1,970 2,014,707
Boost Newco Borrower LLC, 7.50%,  01/15/31
(e)
2,145 2,262,040
Burford Capital Global Finance LLC
(e)
6.25% ,   04/15/28 ................. 395 391,394
6.88% ,   04/15/30 ................. 370 369,414
9.25% ,   07/01/31 ................. 670 707,307
Caja de Compensacion de Asignacion Familiar
de Los Andes, 7.00%,  07/30/29
(f)
...... 200 207,023
Charming Light Investments Ltd.,
4.38%,  12/21/27
(f)
................ 800 791,752
China Cinda 2020 I Management Ltd.
(f)
3.25% ,   01/28/27 ................. 1,000 977,290
5.75% ,   02/07/27 ................. 400 406,434
3.00% ,   03/18/27 ................. 400 388,304
5.38% ,   07/23/27 ................. 400 405,434
2.50% ,   01/20/28 ................. 600 566,519
5.75% ,   05/28/29 ................. 800 824,686
5.50% ,   01/23/30 ................. 400 410,392
3.13% ,   03/18/30 ................. 600 555,194
3.00% ,   01/20/31 ................. 800 726,370
CK Hutchison International 16 Ltd.,
2.75%,  10/03/26
(e)
............... 200 195,241
CK Hutchison International 17 II Ltd.,
3.25%,  09/29/27
(e)
............... 1,103 1,071,925
CK Hutchison International 17 Ltd.,
3.50%,  04/05/27
(e)
............... 590 578,806
CK Hutchison International 19 II Ltd.
(e)
2.75% ,   09/06/29 ................. 1,005 930,072
3.38% ,   09/06/49 ................. 750 510,117
CK Hutchison International 19 Ltd.,
3.63%,  04/11/29
(d) (e)
............... 1,017 979,449
Coastal Emerald Ltd., (3-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
4.78%), 6.50%
(f) (h) (j)
............... 800 820,698
Corebridge Financial, Inc.
3.65% ,   04/05/27 ................. 1,120 1,103,296
3.85% ,   04/05/29 ................. 1,205 1,167,965
3.90% ,   04/05/32 ................. 1,190 1,094,772
Security
Par (000)
Par (000) Value
Financial Services (continued)
6.05% ,   09/15/33 ................. USD 530 $ 550,553
5.75% ,   01/15/34 ................. 810 825,443
4.35% ,   04/05/42 ................. 420 343,073
4.40% ,   04/05/52 ................. 1,355 1,057,982
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.85%),
6.88% ,   12/15/52
(h)
............... 965 976,219
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.65%),
6.38% ,   09/15/54
(h)
............... 795 765,884
CPI CG, Inc., 10.00%,  07/15/29
(e)
........ 290 311,134
EDP Finance BV, 1.71%,  01/24/28
(e)
...... 800 742,783
Enact Holdings, Inc., 6.25%,  05/28/29 ..... 505 517,109
Equitable Holdings, Inc.
4.35% ,   04/20/28 ................. 1,343 1,337,163
4.57% ,   02/15/29
(e)
................ 475 470,531
5.59% ,   01/11/33 ................. 665 678,510
5.00% ,   04/20/48 ................. 772 670,250
Essent Group Ltd., 6.25%,  07/01/29 ...... 275 282,071
Far East Horizon Ltd.
(f)
4.25% ,   10/26/26 ................. 400 390,874
6.63% ,   04/16/27 ................. 600 603,245
5.88% ,   03/05/28 ................. 400 394,994
Fidelity National Information Services, Inc.
1.65% ,   03/01/28 ................. 735 679,371
3.75% ,   05/21/29 ................. 285 275,421
5.10% ,   07/15/32 ................. 420 420,154
3.10% ,   03/01/41 ................. 825 588,168
4.50% ,   08/15/46 ................. 485 398,776
Finance of America Funding LLC,
7.88%,  11/30/26
(e)
................ 191 174,052
Fiserv, Inc.
3.20% ,   07/01/26 ................. 2,012 1,984,936
5.15% ,   03/15/27 ................. 830 839,420
2.25% ,   06/01/27 ................. 1,193 1,142,084
5.45% ,   03/02/28 ................. 1,210 1,239,085
5.38% ,   08/21/28 ................. 835 856,398
4.20% ,   10/01/28 ................. 1,244 1,233,078
3.50% ,   07/01/29 ................. 2,520 2,402,010
4.75% ,   03/15/30 ................. 495 494,477
2.65% ,   06/01/30 ................. 1,181 1,066,731
5.35% ,   03/15/31 ................. 620 635,224
5.60% ,   03/02/33 ................. 485 493,573
5.63% ,   08/21/33 ................. 1,505 1,532,385
5.45% ,   03/15/34 ................. 725 726,544
5.15% ,   08/12/34 ................. 1,035 1,017,516
4.40% ,   07/01/49 ................. 2,186 1,717,683
Freedom Mortgage Corp.
(e)
7.63% ,   05/01/26 ................. 500 498,865
6.63% ,   01/15/27 ................. 555 551,094
12.00% ,   10/01/28 ................. 765 819,008
12.25% ,   10/01/30 ................. 505 555,677
Freedom Mortgage Holdings LLC
(e)
9.25% ,   02/01/29 ................. 1,100 1,121,973
9.13% ,   05/15/31 ................. 715 723,490
8.38% ,   04/01/32 ................. 360 351,941
Gabon Blue Bond Master Trust,
6.10%,  08/01/38
(e)
............... 500 502,962
Global Payments, Inc.
2.15% ,   01/15/27 ................. 865 828,986
4.95% ,   08/15/27 ................. 820 823,710
4.45% ,   06/01/28 ................. 647 641,584
3.20% ,   08/15/29 ................. 1,357 1,263,960
5.30% ,   08/15/29 ................. 450 453,643
2.90% ,   05/15/30 ................. 1,100 990,731

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
65
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
2.90% ,   11/15/31 ................. USD 690 $ 598,460
5.40% ,   08/15/32 ................. 240 238,910
4.15% ,   08/15/49 ................. 781 557,000
5.95% ,   08/15/52
(d)
................ 825 755,275
Hannon Armstrong Sustainable Infrastructure
Capital, Inc., 6.38%,  07/01/34
(e)
....... 720 690,174
ICD Sukuk Co. Ltd., 5.00%,  02/01/27
(f)
.... 800 802,558
Indian Railway Finance Corp. Ltd.,
2.80%,  02/10/31
(f)
................ 600 535,852
Inventive Global Investments Ltd.,
1.60%,  09/01/26
(f)
................ 400 385,183
Jackson Financial, Inc.
5.17% ,   06/08/27 ................. 800 807,176
3.13% ,   11/23/31 ................. 425 366,841
5.67% ,   06/08/32 ................. 545 544,664
4.00% ,   11/23/51 ................. 615 407,655
Jefferies Finance LLC
(e)
5.00% ,   08/15/28 ................. 965 897,478
6.63% ,   10/15/31 ................. 505 494,463
Jefferson Capital Holdings LLC
(e)
6.00% ,   08/15/26 ................. 298 296,456
9.50% ,   02/15/29 ................. 400 418,994
8.25% ,   05/15/30 ................. 255 256,697
JGSH Philippines Ltd., 4.13%,  07/09/30
(f)
... 500 476,453
JIC Zhixin Ltd., 2.13%,  08/27/30
(f)
........ 800 719,350
JPMorgan Chase Bank NA, 5.11%,  12/08/26 . 2,003 2,032,124
KODIT Global Co. Ltd.
(f)
4.95% ,   05/25/26 ................. 400 402,085
5.36% ,   05/29/27 ................. 200 203,990
Korea Ocean Business Corp.
(f)
5.38% ,   05/02/27 ................. 200 204,451
4.50% ,   05/03/28 ................. 200 200,813
5.25% ,   05/02/29 ................. 400 410,970
Kuwait Projects Co. SPC Ltd.
(f)
4.23% ,   10/29/26 ................. 400 371,158
4.50% ,   02/23/27 ................. 600 557,170
LD Holdings Group LLC
(e)
8.75% ,   11/01/27 ................. 362 330,300
6.13% ,   04/01/28 ................. 520 427,504
LSEG US Fin Corp.
(e)
4.88% ,   03/28/27 ................. 710 717,398
5.30% ,   03/28/34 ................. 880 893,302
LSEGA Financing plc
(e)
2.00% ,   04/06/28 ................. 1,385 1,297,109
2.50% ,   04/06/31 ................. 624 553,471
3.20% ,   04/06/41 ................. 905 682,727
M&G plc, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.41%),
6.50%,  10/20/48
(f) (h)
............... 450 458,202
Mastercard, Inc.
2.95% ,   11/21/26 ................. 861 847,947
3.30% ,   03/26/27 ................. 1,325 1,310,953
4.10% ,   01/15/28 ................. 675 678,662
3.50% ,   02/26/28 ................. 400 395,596
4.88% ,   03/09/28 ................. 1,170 1,198,824
4.55% ,   03/15/28 ................. 255 258,876
2.95% ,   06/01/29 ................. 1,049 1,004,038
3.35% ,   03/26/30 ................. 1,540 1,482,898
1.90% ,   03/15/31 ................. 687 603,934
2.00% ,   11/18/31 ................. 917 790,994
4.35% ,   01/15/32 ................. 925 916,398
4.95% ,   03/15/32 ................. 475 484,624
4.85% ,   03/09/33 ................. 1,090 1,099,293
4.88% ,   05/09/34 ................. 725 729,386
4.55% ,   01/15/35 ................. 495 483,343
Security
Par (000)
Par (000) Value
Financial Services (continued)
3.80% ,   11/21/46 ................. USD 692 $ 548,295
3.95% ,   02/26/48 ................. 733 585,704
3.65% ,   06/01/49 ................. 1,217 919,349
3.85% ,   03/26/50 ................. 1,426 1,114,744
2.95% ,   03/15/51 ................. 640 418,905
MGIC Investment Corp., 5.25%,  08/15/28 ... 570 568,463
Midcap Financial Issuer Trust
(e)
6.50% ,   05/01/28 ................. 993 948,099
5.63% ,   01/15/30 ................. 420 370,892
Mitsubishi HC Capital, Inc.
(e)
5.08% ,   09/15/27 ................. 560 566,110
3.97% ,   04/13/30 ................. 300 288,006
Mobius Merger Sub, Inc., 9.00%,  06/01/30
(e)
. 500 442,903
National Rural Utilities Cooperative Finance
Corp.
1.00% ,   06/15/26 ................. 650 627,357
5.60% ,   11/13/26 ................. 470 479,093
4.80% ,   02/05/27 ................. 615 622,498
3.05% ,   04/25/27 ................. 655 640,153
5.10% ,   05/06/27 ................. 625 635,300
4.12% ,   09/16/27 ................. 465 464,783
3.40% ,   02/07/28 ................. 654 639,640
4.75% ,   02/07/28 ................. 130 131,942
4.80% ,   03/15/28 ................. 595 605,255
5.05% ,   09/15/28 ................. 485 496,144
3.90% ,   11/01/28 ................. 385 378,917
4.85% ,   02/07/29 ................. 560 568,389
3.70% ,   03/15/29 ................. 765 745,168
5.15% ,   06/15/29 ................. 480 492,533
4.95% ,   02/07/30 ................. 200 203,904
2.40% ,   03/15/30 ................. 195 177,427
5.00% ,   02/07/31 ................. 755 772,149
1.35% ,   03/15/31 ................. 325 269,835
1.65% ,   06/15/31 ................. 740 622,847
8.00% ,   03/01/32 ................. 395 461,664
2.75% ,   04/15/32 ................. 610 530,324
4.02% ,   11/01/32 ................. 654 615,887
4.15% ,   12/15/32 ................. 380 359,161
5.80% ,   01/15/33 ................. 720 753,184
5.00% ,   08/15/34 ................. 340 338,273
4.40% ,   11/01/48 ................. 315 257,560
4.30% ,   03/15/49 ................. 766 622,668
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.53%),
7.13% ,   09/15/53
(h)
............... 420 432,417
Nationstar Mortgage Holdings, Inc.
(e)
6.00% ,   01/15/27 ................. 650 650,677
5.50% ,   08/15/28 ................. 842 836,165
6.50% ,   08/01/29 ................. 730 742,302
5.13% ,   12/15/30 ................. 625 625,135
5.75% ,   11/15/31 ................. 605 606,717
7.13% ,   02/01/32 ................. 1,000 1,037,325
Nationwide Building Society
(e)
4.00% ,   09/14/26 ................. 1,065 1,054,048
1.50% ,   10/13/26 ................. 640 614,686
4.85% ,   07/27/27 ................. 1,175 1,187,022
(1-day SOFR + 1.91%), 6.56% ,   10/18/27
(h)
1,495 1,536,524
(1-day SOFR + 1.29%), 2.97% ,   02/16/28
(h)
810 788,234
4.30% ,   03/08/29
(h)
................ 1,125 1,112,870
5.13% ,   07/29/29 ................. 515 524,391
3.96% ,   07/18/30
(h)
................ 1,375 1,329,534
(5-Year USD Swap Rate + 1.85%),
4.13% ,   10/18/32
(h)
............... 230 223,537
NCR Atleos Corp., 9.50%,  04/01/29
(e)
..... 1,325 1,426,803
NMI Holdings, Inc., 6.00%,  08/15/29 ...... 190 192,282

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
66
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
NTT Finance Corp.
(e)
5.10% ,   07/02/27 ................. USD 840 $ 854,770
4.37% ,   07/27/27 ................. 709 710,181
1.59% ,   04/03/28 ................. 1,577 1,460,499
5.11% ,   07/02/29 ................. 845 864,117
2.07% ,   04/03/31 ................. 955 828,945
5.14% ,   07/02/31 ................. 1,110 1,138,416
ORIX Corp.
3.70% ,   07/18/27 ................. 271 266,916
5.00% ,   09/13/27
(d)
................ 285 288,851
4.65% ,   09/10/29 ................. 625 625,595
2.25% ,   03/09/31 ................. 720 628,269
4.00% ,   04/13/32 ................. 350 326,723
5.20% ,   09/13/32 ................. 670 674,990
5.40% ,   02/25/35 ................. 475 475,233
Oxford Finance LLC, 6.38%,  02/01/27
(e)
.... 415 413,303
PayPal Holdings, Inc.
2.65% ,   10/01/26 ................. 1,432 1,405,612
3.90% ,   06/01/27 ................. 210 209,020
4.45% ,   03/06/28 ................. 115 116,273
2.85% ,   10/01/29 ................. 1,709 1,605,364
2.30% ,   06/01/30 ................. 950 858,130
4.40% ,   06/01/32 ................. 843 822,471
5.15% ,   06/01/34 ................. 875 877,773
5.10% ,   04/01/35 ................. 375 373,042
3.25% ,   06/01/50 ................. 1,083 718,961
5.05% ,   06/01/52 ................. 1,090 972,492
5.50% ,   06/01/54 ................. 405 383,043
5.25% ,   06/01/62 ................. 650 580,719
Paysafe Finance plc, 4.00%,  06/15/29
(e)
.... 360 337,242
PennyMac Financial Services, Inc.
(e)
4.25% ,   02/15/29 ................. 635 593,348
7.88% ,   12/15/29 ................. 765 797,540
7.13% ,   11/15/30 ................. 650 662,526
5.75% ,   09/15/31 ................. 495 471,542
6.88% ,   02/15/33 ................. 455 454,813
Petronas Capital Ltd.
3.50% ,   04/21/30
(f)
................. 2,300 2,183,832
4.95% ,   01/03/31
(e)
................ 1,400 1,421,857
2.48% ,   01/28/32
(f)
................. 1,200 1,025,933
5.34% ,   04/03/35
(e)
................ 1,800 1,833,453
4.50% ,   03/18/45
(d) (f)
............... 1,600 1,369,690
4.55% ,   04/21/50
(f)
................. 2,600 2,177,770
5.85% ,   04/03/55
(e)
................ 1,600 1,603,684
4.80% ,   04/21/60
(f)
................. 1,000 848,939
3.40% ,   04/28/61
(f)
................. 1,600 1,028,492
PHH Escrow Issuer LLC, 9.88%,  11/01/29
(e)
. 570 554,315
Planet Financial Group LLC,
10.50%,  12/15/29
(e)
............... 490 483,031
Provident Funding Associates LP,
9.75%,  09/15/29
(e)
............... 410 421,172
Radian Group, Inc.
4.88% ,   03/15/27 ................. 746 742,887
6.20% ,   05/15/29 ................. 500 516,691
REC Ltd.
(f)
2.25% ,   09/01/26 ................. 600 580,783
2.75% ,   01/13/27 ................. 200 193,421
3.88% ,   07/07/27 ................. 600 588,656
4.63% ,   03/22/28 ................. 600 596,359
5.63% ,   04/11/28
(d)
................ 800 815,661
4.75% ,   09/27/29 ................. 200 198,157
Rocket Mortgage LLC
(e)
2.88% ,   10/15/26 ................. 1,159 1,118,870
3.63% ,   03/01/29 ................. 760 708,392
3.88% ,   03/01/31 ................. 1,235 1,117,516
Security
Par (000)
Par (000) Value
Financial Services (continued)
4.00% ,   10/15/33 ................. USD 851 $ 736,165
Shell International Finance BV
2.88% ,   05/10/26 ................. 1,745 1,722,325
2.50% ,   09/12/26 ................. 1,011 989,794
3.88% ,   11/13/28 ................. 1,680 1,670,097
2.38% ,   11/07/29
(d)
................ 35 32,594
2.75% ,   04/06/30 ................. 20 18,705
6.38% ,   12/15/38 ................. 2,658 2,920,428
5.50% ,   03/25/40 ................. 1,118 1,117,871
2.88% ,   11/26/41 ................. 545 385,067
3.63% ,   08/21/42 ................. 670 515,382
4.38% ,   05/11/45 ................. 165 137,597
4.00% ,   05/10/46 ................. 65 51,733
3.13% ,   11/07/49 ................. 1,357 889,839
3.25% ,   04/06/50
(d)
................ 20 13,417
3.00% ,   11/26/51 ................. 1,170 740,355
Shift4 Payments LLC
(e)
4.63% ,   11/01/26 ................. 450 444,093
6.75% ,   08/15/32 ................. 1,080 1,095,391
Siemens Financieringsmaatschappij NV
(e)
6.13% ,   08/17/26 ................. 1,165 1,194,542
2.35% ,   10/15/26 ................. 1,440 1,406,296
3.40% ,   03/16/27 ................. 1,945 1,923,351
1.70% ,   03/11/28 ................. 1,315 1,231,107
2.15% ,   03/11/31
(d)
................ 1,330 1,173,114
2.88% ,   03/11/41 ................. 2,350 1,710,835
4.40% ,   05/27/45 ................. 975 836,817
3.30% ,   09/15/46 ................. 1,780 1,279,081
4.20% ,   03/16/47 ................. 760 629,628
Sobha Sukuk Ltd., 8.75%,  07/17/28
(f)
..... 400 409,460
Stena International SA
(e)
7.25% ,   01/15/31 ................. 695 686,114
7.63% ,   02/15/31 ................. 405 405,929
Synchrony Bank, 5.63%,  08/23/27 ....... 759 767,011
Tata Capital Ltd., 5.39%,  07/21/28
(f)
...... 400 402,603
United Wholesale Mortgage LLC
(e)
5.75% ,   06/15/27 ................. 510 503,110
5.50% ,   04/15/29 ................. 690 669,092
UWM Holdings LLC, 6.63%,  02/01/30
(e)
.... 770 762,974
Vertex Capital Investment Ltd.,
2.85%,  07/28/26
(f)
................ 200 193,787
Visa, Inc.
1.90% ,   04/15/27 ................. 1,218 1,175,023
0.75% ,   08/15/27 ................. 1,005 939,049
2.75% ,   09/15/27 ................. 1,156 1,126,602
2.05% ,   04/15/30 ................. 1,637 1,483,610
1.10% ,   02/15/31 ................. 1,215 1,030,338
4.15% ,   12/14/35 ................. 1,784 1,698,067
2.70% ,   04/15/40 ................. 1,090 819,682
4.30% ,   12/14/45 ................. 3,497 3,006,485
3.65% ,   09/15/47 ................. 778 595,625
2.00% ,   08/15/50 ................. 1,830 991,499
Voya Financial, Inc.
3.65% ,   06/15/26 ................. 888 879,163
5.00% ,   09/20/34 ................. 305 291,433
5.70% ,   07/15/43 ................. 486 462,986
4.80% ,   06/15/46 ................. 255 216,535
4.70% ,   01/23/48
(h)
................ 480 439,654
Walker & Dunlop, Inc., 6.63%,  04/01/33
(e)
... 125 127,129
Western Union Co. (The)
2.75% ,   03/15/31 ................. 410 354,229
6.20% ,   11/17/36
(d)
................ 695 698,387
WEX, Inc., 6.50%,  03/15/33
(e)
.......... 250 243,210
Woodside Finance Ltd.
3.70% ,   09/15/26
(e)
................ 800 790,868

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
67
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
3.70% ,   03/15/28
(d) (e)
............... USD 1,130 $ 1,100,267
4.50% ,   03/04/29
(e)
................ 1,353 1,334,085
5.10% ,   09/12/34 ................. 980 936,861
5.70% ,   09/12/54 ................. 860 762,851
Yieldking Investment Ltd., 2.80%,  08/18/26
(f)
. 600 578,578
231,170,207
Food Products — 0.6%
Agrosuper SA, 4.60%,  01/20/32
(f)
........ 450 407,378
Alfa SAB de CV, 6.88%,  03/25/44
(f)
....... 400 417,464
Almarai Co. JSC, 5.23%,  07/25/33
(f)
...... 800 804,024
Amaggi Luxembourg International SARL,
5.25%,  01/28/28
(d) (f)
............... 800 777,805
Aragvi Finance International DAC,
11.13%,  11/20/29
(e)
............... 275 273,070
Archer-Daniels-Midland Co.
2.50% ,   08/11/26 ................. 873 853,476
3.25% ,   03/27/30 ................. 1,428 1,354,094
2.90% ,   03/01/32 ................. 830 741,407
5.94% ,   10/01/32 ................. 605 647,523
4.50% ,   08/15/33 ................. 450 435,075
5.38% ,   09/15/35 ................. 290 296,688
4.54% ,   03/26/42 ................. 512 453,983
4.02% ,   04/16/43 ................. 465 380,517
3.75% ,   09/15/47 ................. 357 268,289
4.50% ,   03/15/49 ................. 480 403,273
2.70% ,   09/15/51 ................. 824 495,056
B&G Foods, Inc.
5.25% ,   09/15/27
(d)
................ 535 502,356
8.00% ,   09/15/28
(e)
................ 775 768,668
Bimbo Bakeries USA, Inc.
(f)
6.05% ,   01/15/29
(d)
................ 800 835,589
6.40% ,   01/15/34
(d)
................ 790 836,245
5.38% ,   01/09/36
(d)
................ 600 585,960
4.00% ,   05/17/51 ................. 600 431,795
Blossom Joy Ltd., 2.20%,  10/21/30
(f)
...... 800 720,304
BRF SA
(f)
4.88% ,   01/24/30 ................. 400 379,112
5.75% ,   09/21/50
(d)
................ 820 657,865
Bunge Ltd. Finance Corp.
3.25% ,   08/15/26 ................. 873 859,063
3.75% ,   09/25/27 ................. 800 788,734
4.10% ,   01/07/28 ................. 650 644,719
4.20% ,   09/17/29 ................. 350 345,747
2.75% ,   05/14/31 ................. 1,015 908,147
4.65% ,   09/17/34 ................. 530 513,326
Campbell's Co. (The)
5.20% ,   03/19/27 ................. 515 522,710
4.15% ,   03/15/28 ................. 1,325 1,316,616
5.20% ,   03/21/29 ................. 680 694,952
2.38% ,   04/24/30 ................. 275 246,719
5.40% ,   03/21/34 ................. 460 463,315
4.75% ,   03/23/35 ................. 725 693,244
4.80% ,   03/15/48 ................. 675 580,089
3.13% ,   04/24/50 ................. 498 320,291
5.25% ,   10/13/54 ................. 365 327,461
Cargill, Inc.
(e)
4.50% ,   06/24/26 ................. 185 185,726
3.63% ,   04/22/27
(d)
................ 405 401,163
4.63% ,   02/11/28 ................. 415 419,523
3.25% ,   05/23/29 ................. 750 720,502
2.13% ,   04/23/30 ................. 635 569,352
1.70% ,   02/02/31 ................. 805 689,042
2.13% ,   11/10/31 ................. 1,255 1,078,443
4.00% ,   06/22/32 ................. 535 506,817
Security
Par (000)
Par (000) Value
Food Products (continued)
5.13% ,   10/11/32 ................. USD 1,105 $ 1,115,765
4.75% ,   04/24/33 ................. 340 336,298
5.13% ,   02/11/35 ................. 350 349,716
4.76% ,   11/23/45 ................. 515 454,463
3.88% ,   05/23/49 ................. 465 354,902
3.13% ,   05/25/51 ................. 809 529,686
4.38% ,   04/22/52 ................. 575 468,625
China Mengniu Dairy Co. Ltd.,
2.50%,  06/17/30
(f)
................ 400 364,854
China Modern Dairy Holdings Ltd.,
2.13%,  07/14/26
(f)
................ 600 580,671
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(e) (i)
............ 677 712,616
Chobani LLC
(e)
4.63% ,   11/15/28 ................. 425 417,607
7.63% ,   07/01/29 ................. 510 535,022
Conagra Brands, Inc.
5.30% ,   10/01/26 ................. 525 529,511
1.38% ,   11/01/27 ................. 1,142 1,053,829
7.00% ,   10/01/28 ................. 717 768,659
4.85% ,   11/01/28 ................. 1,375 1,383,250
8.25% ,   09/15/30 ................. 595 683,239
5.30% ,   11/01/38 ................. 1,056 998,056
5.40% ,   11/01/48 ................. 962 853,155
Danone SA, 2.95%,  11/02/26
(e)
......... 1,645 1,613,676
Darling Ingredients, Inc.
(e)
5.25% ,   04/15/27 ................. 492 486,555
6.00% ,   06/15/30 ................. 980 977,307
Fiesta Purchaser, Inc.
(e)
7.88% ,   03/01/31 .................. 510 534,129
9.63% ,   09/15/32
(d)
................ 450 470,397
Flowers Foods, Inc.
3.50% ,   10/01/26 ................. 455 446,121
2.40% ,   03/15/31 ................. 779 668,047
General Mills, Inc.
4.70% ,   01/30/27 ................. 550 553,146
3.20% ,   02/10/27 ................. 517 507,394
4.20% ,   04/17/28 ................. 1,563 1,558,578
5.50% ,   10/17/28 ................. 725 749,649
4.88% ,   01/30/30 ................. 640 647,268
2.88% ,   04/15/30 ................. 728 671,986
2.25% ,   10/14/31 ................. 655 562,852
4.95% ,   03/29/33 ................. 536 532,667
5.25% ,   01/30/35 ................. 490 489,752
5.40% ,   06/15/40 ................. 560 538,780
4.15% ,   02/15/43 ................. 551 445,316
4.70% ,   04/17/48 ................. 185 156,758
3.00% ,   02/01/51 ................. 808 505,676
Gruma SAB de CV, 5.39%,  12/09/34
(f)
..... 400 395,960
Grupo Bimbo SAB de CV
(f)
4.88% ,   06/27/44 ................. 400 343,656
4.70% ,   11/10/47 ................. 600 492,746
4.00% ,   09/06/49 ................. 600 435,962
Hershey Co. (The)
2.30% ,   08/15/26 ................. 468 458,105
4.55% ,   02/24/28 ................. 175 178,092
4.25% ,   05/04/28 ................. 695 701,396
2.45% ,   11/15/29 ................. 684 633,841
4.75% ,   02/24/30 ................. 475 485,896
1.70% ,   06/01/30 ................. 415 365,499
4.95% ,   02/24/32 ................. 475 482,330
4.50% ,   05/04/33 ................. 430 423,581
5.10% ,   02/24/35 ................. 475 479,408
3.38% ,   08/15/46 ................. 400 289,834
3.13% ,   11/15/49 ................. 515 345,707

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
68
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
2.65% ,   06/01/50 ................. USD 405 $ 245,778
Hormel Foods Corp.
4.80% ,   03/30/27 ................. 575 581,725
1.70% ,   06/03/28 ................. 777 723,395
1.80% ,   06/11/30 ................. 870 768,955
3.05% ,   06/03/51 ................. 841 542,565
Indofood CBP Sukses Makmur Tbk. PT
(f)
3.40% ,   06/09/31 ................. 1,200 1,088,673
3.54% ,   04/27/32 ................. 400 359,360
4.75% ,   06/09/51 ................. 800 639,969
4.81% ,   04/27/52 ................. 400 320,961
Ingredion, Inc.
3.20% ,   10/01/26 ................. 512 502,616
2.90% ,   06/01/30 ................. 1,044 964,601
3.90% ,   06/01/50 ................. 480 355,143
IOI Investment L Bhd., 3.38%,  11/02/31
(f)
... 200 182,510
J M Smucker Co. (The)
3.38% ,   12/15/27 ................. 917 896,153
5.90% ,   11/15/28 ................. 990 1,038,956
2.38% ,   03/15/30 ................. 510 460,701
2.13% ,   03/15/32 ................. 685 570,597
6.20% ,   11/15/33 ................. 985 1,049,656
4.25% ,   03/15/35 ................. 605 554,949
6.50% ,   11/15/43 ................. 735 779,604
4.38% ,   03/15/45 ................. 869 702,859
6.50% ,   11/15/53
(d)
................ 730 775,156
JBS USA Holding Lux SARL
2.50% ,   01/15/27 ................. 840 810,913
5.13% ,   02/01/28 ................. 1,285 1,301,797
3.00% ,   02/02/29 ................. 335 314,963
5.50% ,   01/15/30 ................. 1,642 1,668,926
3.75% ,   12/01/31 ................. 618 566,998
3.63% ,   01/15/32 ................. 1,071 968,741
3.00% ,   05/15/32 ................. 740 639,085
5.75% ,   04/01/33 ................. 1,659 1,692,713
6.75% ,   03/15/34 ................. 1,561 1,692,861
4.38% ,   02/02/52 ................. 935 719,761
6.50% ,   12/01/52 ................. 1,605 1,646,878
JBS USA Holding LUX SARL, 7.25%,  11/15/53 915 1,017,826
JBS USA LUX SARL
(e)
5.95% ,   04/20/35 ................. 755 778,978
6.38% ,   02/25/55 ................. 420 426,222
JDE Peet's NV
(e)
1.38% ,   01/15/27 ................. 820 771,421
2.25% ,   09/24/31 ................. 765 644,708
Kellanova
3.40% ,   11/15/27 ................. 1,045 1,022,609
4.30% ,   05/15/28 ................. 725 726,723
2.10% ,   06/01/30 ................. 830 739,185
Series B , 7.45% ,   04/01/31 ........... 807 915,520
5.25% ,   03/01/33 ................. 415 421,561
4.50% ,   04/01/46 ................. 605 515,356
5.75% ,   05/16/54 ................. 340 336,505
Kraft Heinz Foods Co.
3.00% ,   06/01/26 ................. 1,514 1,490,731
3.88% ,   05/15/27 ................. 1,355 1,341,178
4.63% ,   01/30/29 ................. 557 558,758
3.75% ,   04/01/30 ................. 925 889,280
4.25% ,   03/01/31 ................. 717 699,133
5.20% ,   03/15/32 ................. 475 482,833
6.75% ,   03/15/32 ................. 500 547,425
5.40% ,   03/15/35 ................. 475 478,206
5.00% ,   07/15/35 ................. 755 744,870
6.88% ,   01/26/39 ................. 830 918,666
7.13% ,   08/01/39
(e)
................ 770 873,975
Security
Par (000)
Par (000) Value
Food Products (continued)
4.63% ,   10/01/39 ................. USD 365 $ 327,055
6.50% ,   02/09/40 ................. 590 632,441
5.00% ,   06/04/42 ................. 1,480 1,334,031
5.20% ,   07/15/45 ................. 1,470 1,332,030
4.38% ,   06/01/46 ................. 2,677 2,165,674
4.88% ,   10/01/49 ................. 1,385 1,183,285
5.50% ,   06/01/50 ................. 720 674,576
Lamb Weston Holdings, Inc.
(e)
4.88% ,   05/15/28 ................. 495 488,602
4.13% ,   01/31/30 ................. 930 872,948
4.38% ,   01/31/32 ................. 674 618,624
Land O'Lakes Capital Trust I,
7.45%,  03/15/28
(d) (e)
.............. 215 213,364
MARB BondCo plc, 3.95%,  01/29/31
(d) (f)
.... 1,000 862,380
Mars, Inc.
(e)
0.88% ,   07/16/26 ................. 722 695,451
4.45% ,   03/01/27 ................. 1,040 1,046,399
4.60% ,   03/01/28 ................. 1,550 1,566,804
4.55% ,   04/20/28 ................. 920 929,202
4.80% ,   03/01/30 ................. 2,950 2,986,162
3.20% ,   04/01/30 ................. 954 902,368
4.65% ,   04/20/31 ................. 885 890,840
5.00% ,   03/01/32 ................. 1,335 1,345,863
1.63% ,   07/16/32 ................. 935 762,997
4.75% ,   04/20/33 ................. 1,035 1,024,930
3.60% ,   04/01/34 ................. 607 546,392
5.20% ,   03/01/35 ................. 3,155 3,168,621
3.88% ,   04/01/39 ................. 585 504,301
2.38% ,   07/16/40 ................. 975 677,593
3.95% ,   04/01/44
(d)
................ 310 249,974
5.65% ,   05/01/45 ................. 2,755 2,726,469
3.95% ,   04/01/49
(d)
................ 910 703,292
2.45% ,   07/16/50 ................. 270 152,150
4.13% ,   04/01/54 ................. 525 409,046
5.70% ,   05/01/55 ................. 4,705 4,635,261
4.20% ,   04/01/59 ................. 627 482,591
5.80% ,   05/01/65 ................. 180 177,094
McCormick & Co., Inc.
3.40% ,   08/15/27 ................. 1,253 1,228,513
2.50% ,   04/15/30 ................. 745 672,522
1.85% ,   02/15/31 ................. 532 452,549
4.95% ,   04/15/33 ................. 505 501,393
4.70% ,   10/15/34 ................. 515 491,970
4.20% ,   08/15/47 ................. 535 426,046
Mead Johnson Nutrition Co.
5.90% ,   11/01/39 ................. 323 337,936
4.60% ,   06/01/44 ................. 485 418,557
Minerva Luxembourg SA
(f)
4.38% ,   03/18/31
(d)
................ 1,200 1,056,771
8.88% ,   09/13/33 ................. 1,000 1,066,789
Mondelez International Holdings Netherlands
BV, 1.25%,  09/24/26
(e)
............. 343 328,489
Mondelez International, Inc.
2.63% ,   03/17/27 ................. 680 659,207
4.13% ,   05/07/28 ................. 410 408,630
4.75% ,   02/20/29 ................. 675 685,476
2.75% ,   04/13/30 ................. 938 863,740
1.50% ,   02/04/31 ................. 790 663,712
3.00% ,   03/17/32 ................. 200 178,185
1.88% ,   10/15/32 ................. 873 719,901
4.75% ,   08/28/34 ................. 610 599,985
2.63% ,   09/04/50 ................. 1,203 708,796
Nestle Capital Corp.
(e)
4.65% ,   03/12/29 ................. 460 470,767
4.75% ,   03/12/31 ................. 275 281,340

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
69
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
5.10% ,   03/12/54 ................. USD 150 $ 140,452
Nestle Holdings, Inc.
1.13% ,   07/13/26
(f)
................. 140 135,128
1.15% ,   01/14/27
(e)
................ 1,115 1,063,734
1.00% ,   09/15/27
(e)
................ 1,080 1,009,261
4.13% ,   10/01/27
(e)
................ 1,130 1,133,442
5.00% ,   03/14/28
(e)
................ 1,035 1,064,168
5.00% ,   09/12/28
(e)
................ 511 527,147
1.50% ,   09/14/28
(e)
................ 930 858,161
3.63% ,   09/24/28
(e)
................ 1,385 1,368,703
4.25% ,   10/01/29
(e)
................ 1,005 1,007,776
4.95% ,   03/14/30
(e)
................ 990 1,020,965
5.00% ,   09/12/30
(e)
................ 875 905,528
1.25% ,   09/15/30
(d) (e)
............... 890 770,604
1.88% ,   09/14/31
(e)
................ 870 749,008
4.30% ,   10/01/32
(d) (e)
............... 1,530 1,506,132
4.85% ,   03/14/33
(e)
................ 715 725,126
5.00% ,   09/12/33
(e)
................ 1,250 1,280,800
3.90% ,   09/24/38
(e)
................ 1,480 1,315,136
2.50% ,   09/14/41
(e)
................ 520 360,288
4.00% ,   09/24/48
(e)
................ 1,310 1,049,604
2.63% ,   09/14/51
(d) (e)
............... 1,225 738,682
4.70% ,   01/15/53
(e)
................ 1,060 934,172
Pilgrim's Pride Corp.
4.25% ,   04/15/31 ................. 1,223 1,157,101
3.50% ,   03/01/32 ................. 1,020 905,783
6.25% ,   07/01/33 ................. 1,060 1,104,072
6.88% ,   05/15/34 ................. 555 601,636
Post Holdings, Inc.
(e)
5.50% ,   12/15/29 ................. 1,195 1,173,291
4.63% ,   04/15/30 ................. 1,305 1,232,527
4.50% ,   09/15/31 ................. 1,050 955,559
6.25% ,   02/15/32 ................. 995 1,003,644
6.38% ,   03/01/33 ................. 1,200 1,189,025
6.25% ,   10/15/34 ................. 585 581,074
Sigma Finance Netherlands BV,
4.88%,  03/27/28
(f)
................ 400 398,210
Simmons Foods, Inc., 4.63%,  03/01/29
(e)
... 860 799,038
Smithfield Foods, Inc.
(e)
4.25% ,   02/01/27 ................. 1,116 1,102,967
5.20% ,   04/01/29 ................. 444 444,919
3.00% ,   10/15/30 ................. 648 575,412
2.63% ,   09/13/31 ................. 705 598,367
TreeHouse Foods, Inc., 4.00%,  09/01/28
(d)
.. 490 438,890
Tyson Foods, Inc.
3.55% ,   06/02/27 ................. 1,189 1,170,056
4.35% ,   03/01/29 ................. 1,123 1,113,398
5.40% ,   03/15/29 ................. 855 879,705
5.70% ,   03/15/34 ................. 630 644,353
4.88% ,   08/15/34 ................. 924 890,544
5.15% ,   08/15/44 ................. 505 452,173
4.55% ,   06/02/47 ................. 827 676,049
5.10% ,   09/28/48 ................. 1,331 1,175,978
Ulker Biskuvi Sanayi A/S, 7.88%,  07/08/31
(f)
. 600 599,357
Unilever Capital Corp.
2.00% ,   07/28/26 ................. 838 818,641
2.90% ,   05/05/27 ................. 925 906,024
4.25% ,   08/12/27 ................. 360 361,792
3.50% ,   03/22/28 ................. 1,335 1,317,382
4.88% ,   09/08/28 ................. 770 790,959
2.13% ,   09/06/29 ................. 915 843,115
1.38% ,   09/14/30 ................. 825 709,004
1.75% ,   08/12/31 ................. 680 583,842
5.90% ,   11/15/32 ................. 1,054 1,144,934
5.00% ,   12/08/33 ................. 830 848,016
Security
Par (000)
Par (000) Value
Food Products (continued)
4.63% ,   08/12/34 ................. USD 1,080 $ 1,066,832
2.63% ,   08/12/51 ................. 650 393,959
Viking Baked Goods Acquisition Corp.,
8.63%,  11/01/31
(e)
................ 955 907,263
Viterra Finance BV
(e)
2.00% ,   04/21/26 ................. 635 618,728
4.90% ,   04/21/27 ................. 335 336,793
3.20% ,   04/21/31 ................. 831 759,725
5.25% ,   04/21/32 ................. 335 336,143
208,891,276
Gas Utilities — 0.2%
AltaGas Ltd., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20%,  10/15/54
(e) (h)
.............. 890 867,592
AmeriGas Partners LP
5.88% ,   08/20/26 ................. 665 657,132
5.75% ,   05/20/27 ................. 530 506,152
9.38% ,   06/01/28
(e)
................ 500 496,893
Atmos Energy Corp.
3.00% ,   06/15/27 ................. 330 322,541
2.63% ,   09/15/29 ................. 850 792,381
1.50% ,   01/15/31 ................. 1,160 984,370
5.45% ,   10/15/32 ................. 135 139,615
5.90% ,   11/15/33 ................. 635 674,572
5.50% ,   06/15/41 ................. 213 214,270
4.15% ,   01/15/43 ................. 338 281,550
4.13% ,   10/15/44 ................. 983 809,428
4.30% ,   10/01/48 ................. 813 663,892
4.13% ,   03/15/49 ................. 725 570,368
3.38% ,   09/15/49 ................. 711 489,613
2.85% ,   02/15/52 ................. 555 339,013
5.75% ,   10/15/52 ................. 445 442,972
6.20% ,   11/15/53 ................. 450 476,912
5.00% ,   12/15/54 ................. 470 419,961
Boston Gas Co.
(e)
3.15% ,   08/01/27 ................. 1,050 1,020,914
3.00% ,   08/01/29 ................. 470 434,783
3.76% ,   03/16/32 ................. 435 396,445
5.84% ,   01/10/35 ................. 20 20,554
4.49% ,   02/15/42 ................. 389 323,785
6.12% ,   07/20/53 ................. 480 477,303
Brooklyn Union Gas Co. (The)
(e)
4.63% ,   08/05/27 ................. 545 546,381
3.87% ,   03/04/29 ................. 610 589,583
4.87% ,   08/05/32 ................. 350 336,554
6.39% ,   09/15/33 ................. 495 521,342
4.50% ,   03/10/46 ................. 338 276,039
4.27% ,   03/15/48
(d)
................ 755 579,346
4.49% ,   03/04/49 ................. 421 328,112
6.42% ,   07/18/54 ................. 480 490,489
CenterPoint Energy Resources Corp.
5.25% ,   03/01/28 ................. 1,100 1,128,667
4.00% ,   04/01/28 ................. 295 292,994
1.75% ,   10/01/30 ................. 735 636,195
4.40% ,   07/01/32 ................. 310 298,908
5.40% ,   03/01/33 ................. 650 665,047
5.40% ,   07/01/34 ................. 55 55,488
5.85% ,   01/15/41 ................. 280 282,199
4.10% ,   09/01/47 ................. 471 375,418
East Ohio Gas Co. (The)
(e)
2.00% ,   06/15/30 ................. 1,405 1,235,971
3.00% ,   06/15/50 ................. 820 511,222
ENN Clean Energy International Investment
Ltd., 3.38%,  05/12/26
(d) (f)
............ 600 588,484

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
70
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
ENN Energy Holdings Ltd.
(f)
4.63% ,   05/17/27 ................. USD 800 $ 801,944
2.63% ,   09/17/30 ................. 600 545,164
Ferrellgas LP
(e)
5.38% ,   04/01/26 ................. 300 291,824
5.88% ,   04/01/29 ................. 835 724,533
Infraestructura Energetica Nova SAPI de CV
(f)
4.88% ,   01/14/48 ................. 410 291,597
4.75% ,   01/15/51 ................. 1,000 685,845
KeySpan Gas East Corp.
(e)
2.74% ,   08/15/26 ................. 355 346,680
5.99% ,   03/06/33 ................. 525 536,520
5.82% ,   04/01/41 ................. 500 479,706
3.59% ,   01/18/52 ................. 610 397,942
Korea Gas Corp., 3.50%,  07/02/26
(d) (f)
..... 600 594,620
Nakilat, Inc., 6.07%,  12/31/33
(e)
......... 770 803,093
National Fuel Gas Co.
5.50% ,   10/01/26 ................. 411 415,559
3.95% ,   09/15/27 ................. 482 475,110
4.75% ,   09/01/28 ................. 300 298,557
5.50% ,   03/15/30 ................. 310 317,266
2.95% ,   03/01/31 ................. 430 380,671
5.95% ,   03/15/35 ................. 230 230,163
ONE Gas, Inc.
5.10% ,   04/01/29 ................. 520 533,460
2.00% ,   05/15/30 ................. 245 218,589
4.25% ,   09/01/32 ................. 230 218,913
4.66% ,   02/01/44 ................. 315 276,872
4.50% ,   11/01/48 ................. 400 328,338
Piedmont Natural Gas Co., Inc.
3.50% ,   06/01/29 ................. 709 682,160
2.50% ,   03/15/31 ................. 335 295,752
5.40% ,   06/15/33 ................. 305 308,614
5.10% ,   02/15/35 ................. 275 274,216
4.65% ,   08/01/43 ................. 155 134,024
3.64% ,   11/01/46 ................. 379 269,184
3.35% ,   06/01/50 ................. 777 503,929
5.05% ,   05/15/52 ................. 437 382,227
Promigas SA ESP, 3.75%,  10/16/29
(f)
..... 400 372,458
SGSP Australia Assets Pty. Ltd.
(f)
3.25% ,   07/29/26 ................. 700 689,952
3.50% ,   07/07/27 ................. 200 195,631
South Jersey Industries, Inc., 5.02%,  04/15/31 285 232,027
Southern California Gas Co.
Series TT , 2.60% ,   06/15/26 .......... 690 675,456
2.95% ,   04/15/27 ................. 720 701,593
Series XX , 2.55% ,   02/01/30 .......... 655 600,098
5.20% ,   06/01/33 ................. 480 479,213
5.05% ,   09/01/34 ................. 525 519,645
5.13% ,   11/15/40 ................. 380 360,450
3.75% ,   09/15/42 ................. 428 328,978
Series UU , 4.13% ,   06/01/48 .......... 465 356,065
Series VV , 4.30% ,   01/15/49 .......... 603 476,001
Series WW , 3.95% ,   02/15/50 ......... 353 262,580
6.35% ,   11/15/52 ................. 600 628,233
5.75% ,   06/01/53 ................. 525 506,369
5.60% ,   04/01/54
(d)
................ 550 524,608
Southern Natural Gas Co. LLC,
4.80%,  03/15/47
(e)
............... 652 536,895
Southwest Gas Corp.
5.80% ,   12/01/27 ................. 445 457,243
5.45% ,   03/23/28 ................. 200 204,659
3.70% ,   04/01/28 ................. 370 361,691
2.20% ,   06/15/30 ................. 412 362,635
4.05% ,   03/15/32 ................. 465 435,535
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
3.80% ,   09/29/46 ................. USD 240 $ 172,799
4.15% ,   06/01/49 ................. 238 179,185
3.18% ,   08/15/51 ................. 590 373,021
Spire Missouri, Inc.
4.80% ,   02/15/33 ................. 100 98,781
Series 2034 , 5.15% ,   08/15/34 ......... 525 528,021
3.30% ,   06/01/51 ................. 120 79,702
Suburban Propane Partners LP
5.88% ,   03/01/27 ................. 345 342,797
5.00% ,   06/01/31
(e)
................ 635 580,399
Superior Plus LP, 4.50%,  03/15/29
(e)
...... 580 541,637
Talent Yield International Ltd.
(f)
2.00% ,   05/06/26 ................. 400 390,224
3.13% ,   05/06/31 ................. 600 555,610
Washington Gas Light Co.
Series K , 3.80% ,   09/15/46 ........... 417 315,157
3.65% ,   09/15/49 ................. 793 569,549
50,599,419
Ground Transportation — 0.5%
AerCap Global Aviation Trust, (3-mo. CME Term
SOFR + 4.56%), 6.50%,  06/15/45
(e) (h)
.... 1 739
Ashtead Capital, Inc.
(e)
1.50% ,   08/12/26 ................. 756 726,637
4.38% ,   08/15/27 ................. 1,305 1,294,723
4.00% ,   05/01/28 ................. 695 680,659
4.25% ,   11/01/29 ................. 985 950,847
2.45% ,   08/12/31 ................. 780 662,730
5.50% ,   08/11/32 ................. 345 342,347
5.55% ,   05/30/33 ................. 650 643,569
5.95% ,   10/15/33 ................. 320 323,643
5.80% ,   04/15/34 ................. 770 771,450
Avis Budget Car Rental LLC
(e)
5.75% ,   07/15/27 ................. 780 759,360
4.75% ,   04/01/28
(d)
................ 495 460,816
5.38% ,   03/01/29
(d)
................ 620 572,314
8.25% ,   01/15/30
(d)
................ 725 723,298
8.00% ,   02/15/31
(d)
................ 500 495,500
Brightline East LLC, 11.00%,  01/31/30
(e)
.... 1,230 1,007,506
Burlington Northern Santa Fe LLC
3.25% ,   06/15/27 ................. 1,006 993,351
6.20% ,   08/15/36 ................. 293 321,173
6.15% ,   05/01/37 ................. 835 903,226
5.75% ,   05/01/40 ................. 735 759,583
5.05% ,   03/01/41 ................. 548 516,606
5.40% ,   06/01/41 ................. 585 573,248
4.95% ,   09/15/41 ................. 375 349,442
4.40% ,   03/15/42 ................. 600 521,136
4.38% ,   09/01/42 ................. 575 494,692
4.45% ,   03/15/43 ................. 745 648,327
5.15% ,   09/01/43 ................. 570 540,977
4.90% ,   04/01/44 ................. 840 768,872
4.55% ,   09/01/44 ................. 753 657,913
4.15% ,   04/01/45 ................. 1,005 828,889
4.70% ,   09/01/45 ................. 616 548,555
3.90% ,   08/01/46 ................. 842 660,318
4.13% ,   06/15/47 ................. 753 611,925
4.05% ,   06/15/48 ................. 816 647,877
4.15% ,   12/15/48 ................. 658 530,807
3.55% ,   02/15/50 ................. 888 643,159
3.05% ,   02/15/51 ................. 595 388,002
3.30% ,   09/15/51 ................. 1,010 688,585
2.88% ,   06/15/52 ................. 510 317,587
4.45% ,   01/15/53 ................. 950 794,316
5.20% ,   04/15/54 ................. 1,670 1,565,581

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
71
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
5.50% ,   03/15/55 ................. USD 1,240 $ 1,214,182
Canadian National Railway Co.
6.90% ,   07/15/28 ................. 573 619,264
3.85% ,   08/05/32 ................. 645 604,650
5.85% ,   11/01/33 ................. 130 137,395
6.25% ,   08/01/34 ................. 536 584,829
4.38% ,   09/18/34 ................. 540 512,223
6.20% ,   06/01/36 ................. 530 570,427
6.38% ,   11/15/37 ................. 400 442,313
3.20% ,   08/02/46 ................. 723 506,898
3.65% ,   02/03/48 ................. 764 571,904
4.45% ,   01/20/49 ................. 777 660,635
2.45% ,   05/01/50 ................. 650 375,115
4.40% ,   08/05/52 ................. 770 643,355
6.13% ,   11/01/53 ................. 110 117,915
Canadian Pacific Railway Co.
1.75% ,   12/02/26 ................. 785 754,811
4.00% ,   06/01/28 ................. 615 610,712
2.88% ,   11/15/29 ................. 453 423,810
2.05% ,   03/05/30 ................. 660 588,895
4.80% ,   03/30/30 ................. 600 606,544
7.13% ,   10/15/31 ................. 473 529,798
2.45% ,   12/02/31 ................. 1,475 1,282,322
5.20% ,   03/30/35 ................. 600 602,832
4.80% ,   09/15/35 ................. 510 492,520
5.95% ,   05/15/37 ................. 570 595,289
3.00% ,   12/02/41 ................. 997 715,785
4.30% ,   05/15/43 ................. 443 372,270
4.80% ,   08/01/45 ................. 527 467,587
4.95% ,   08/15/45 ................. 585 528,102
4.70% ,   05/01/48 ................. 515 444,844
3.50% ,   05/01/50 ................. 505 352,878
3.10% ,   12/02/51 ................. 1,730 1,118,447
4.20% ,   11/15/69 ................. 394 284,539
6.13% ,   09/15/2115 ................ 873 856,134
Carriage Purchaser, Inc., 7.88%,  10/15/29
(e)
. 325 267,591
Central Japan Railway Co., 4.25%,  11/24/45
(e)
467 384,943
Clue Opco LLC, 9.50%,  10/15/31
(d) (e)
...... 720 690,109
CSX Corp.
2.60% ,   11/01/26 ................. 595 580,685
3.25% ,   06/01/27 ................. 934 916,884
3.80% ,   03/01/28 ................. 962 953,833
4.25% ,   03/15/29 ................. 1,323 1,320,020
2.40% ,   02/15/30 ................. 567 518,203
4.10% ,   11/15/32 ................. 1,095 1,050,266
5.20% ,   11/15/33 ................. 545 557,827
5.05% ,   06/15/35 ................. 600 597,516
6.00% ,   10/01/36 ................. 610 648,801
6.15% ,   05/01/37 ................. 632 677,646
6.22% ,   04/30/40 ................. 705 750,459
5.50% ,   04/15/41 ................. 310 304,433
4.75% ,   05/30/42 ................. 579 522,121
4.40% ,   03/01/43 ................. 363 312,630
4.10% ,   03/15/44 ................. 880 723,497
3.80% ,   11/01/46 ................. 833 639,844
4.30% ,   03/01/48 ................. 911 745,359
4.75% ,   11/15/48 ................. 748 657,168
4.50% ,   03/15/49 ................. 397 335,933
3.35% ,   09/15/49 ................. 658 458,280
3.80% ,   04/15/50 ................. 450 337,952
3.95% ,   05/01/50 ................. 600 464,229
2.50% ,   05/15/51 ................. 615 353,145
4.50% ,   11/15/52 ................. 953 795,514
4.50% ,   08/01/54 ................. 290 240,614
4.90% ,   03/15/55 ................. 190 168,718
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
4.25% ,   11/01/66 ................. USD 650 $ 491,514
4.65% ,   03/01/68 ................. 362 293,330
DAE Funding LLC, 3.38%,  03/20/28
(f)
..... 600 574,956
Dcli Bidco LLC, 7.75%,  11/15/29
(e)
....... 515 479,825
Empresa de Transporte de Pasajeros Metro
SA
(f)
3.65% ,   05/07/30 ................. 400 373,063
5.00% ,   01/25/47 ................. 600 513,819
4.70% ,   05/07/50 ................. 1,000 803,141
3.69% ,   09/13/61 ................. 600 380,692
ENA Master Trust, 4.00%,  05/19/48
(f)
...... 400 294,566
EquipmentShare.com, Inc.
(e)
9.00% ,   05/15/28 ................. 1,005 1,023,432
8.63% ,   05/15/32 ................. 625 636,316
8.00% ,   03/15/33 ................. 490 483,395
ERAC USA Finance LLC
(e)
3.30% ,   12/01/26 ................. 973 958,216
4.60% ,   05/01/28 ................. 855 861,687
5.00% ,   02/15/29 ................. 675 686,242
4.90% ,   05/01/33 ................. 960 947,192
6.70% ,   06/01/34 ................. 210 232,572
5.20% ,   10/30/34 ................. 655 658,335
7.00% ,   10/15/37 ................. 960 1,092,166
5.63% ,   03/15/42 ................. 629 618,093
4.50% ,   02/15/45 ................. 656 556,029
4.20% ,   11/01/46 ................. 455 364,440
5.40% ,   05/01/53 ................. 995 938,684
Federal Express Corp. Pass-Through Trust,
Series 2020-1, Class AA, 1.88%,  02/20/34 . 835 704,810
First Student Bidco, Inc., 4.00%,  07/31/29
(e)
. 811 751,602
Genesee & Wyoming, Inc., 6.25%,  04/15/32
(e)
700 708,976
Georgian Railway JSC, 4.00%,  06/17/28
(f)
.. 600 530,739
Guangzhou Metro Investment Finance BVI Ltd.,
2.31%,  09/17/30
(f)
................ 200 174,755
Hertz Corp. (The)
(e)
4.63% ,   12/01/26
(d)
................ 492 411,413
12.63% ,   07/15/29 ................. 1,345 1,308,530
5.00% ,   12/01/29
(d)
................ 1,010 630,139
Lima Metro Line 2 Finance Ltd.
(f)
5.88% ,   07/05/34 ................. 437 437,849
4.35% ,   04/05/36 ................. 635 586,968
Movida Europe SA, 7.85%,  04/11/29
(f)
..... 400 352,238
MTR Corp. CI Ltd., 2.50%,  11/02/26
(f)
..... 510 498,464
NAC Aviation 29 DAC, 4.75%,  06/30/26 .... 445 443,930
NESCO Holdings II, Inc., 5.50%,  04/15/29
(e)
. 945 856,655
Norfolk Southern Corp.
2.90% ,   06/15/26 ................. 604 594,674
7.80% ,   05/15/27 ................. 460 491,574
3.15% ,   06/01/27 ................. 515 503,531
3.80% ,   08/01/28 ................. 748 738,548
2.55% ,   11/01/29 ................. 410 378,087
5.05% ,   08/01/30 ................. 594 610,106
2.30% ,   05/15/31 ................. 647 568,447
3.00% ,   03/15/32 ................. 535 479,262
4.45% ,   03/01/33 ................. 515 497,968
5.55% ,   03/15/34 ................. 545 566,684
5.10% ,   05/01/35 ................. 500 501,926
4.84% ,   10/01/41 ................. 630 570,842
3.95% ,   10/01/42 ................. 500 403,423
4.45% ,   06/15/45 ................. 455 385,107
4.65% ,   01/15/46 ................. 606 523,603
3.94% ,   11/01/47 ................. 778 602,557
4.15% ,   02/28/48 ................. 725 574,970
4.10% ,   05/15/49 ................. 433 337,858
3.40% ,   11/01/49 ................. 490 338,754

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
72
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
3.05% ,   05/15/50 ................. USD 744 $ 479,033
2.90% ,   08/25/51 ................. 530 327,630
4.05% ,   08/15/52 ................. 798 610,369
3.70% ,   03/15/53 ................. 465 331,997
4.55% ,   06/01/53 ................. 815 677,110
5.35% ,   08/01/54
(d)
................ 940 884,593
3.16% ,   05/15/55 ................. 767 484,746
5.95% ,   03/15/64 ................. 515 520,159
5.10% ,   08/01/2118 ................ 385 326,510
4.10% ,   05/15/2121 ................ 545 371,812
Pacific National Finance Pty. Ltd.,
4.75%,  03/22/28
(f)
................ 400 389,078
Penske Truck Leasing Co. LP
(e)
5.75% ,   05/24/26 ................. 371 375,157
1.70% ,   06/15/26 ................. 925 895,099
3.40% ,   11/15/26 ................. 797 782,319
5.35% ,   01/12/27 ................. 700 708,142
4.20% ,   04/01/27 ................. 395 391,864
4.40% ,   07/01/27 ................. 780 776,419
5.88% ,   11/15/27 ................. 250 256,993
5.70% ,   02/01/28 ................. 1,045 1,072,159
5.55% ,   05/01/28 ................. 910 931,972
6.05% ,   08/01/28 ................. 1,030 1,070,959
5.35% ,   03/30/29 ................. 285 290,102
5.25% ,   07/01/29 ................. 925 940,186
3.35% ,   11/01/29 ................. 241 226,501
5.25% ,   02/01/30 ................. 410 416,254
6.20% ,   06/15/30 ................. 410 433,775
Rumo Luxembourg SARL
(f)
5.25% ,   01/10/28
(d)
................ 400 394,331
4.20% ,   01/18/32 ................. 600 525,053
RXO, Inc., 7.50%,  11/15/27
(e)
.......... 365 374,042
Ryder System, Inc.
1.75% ,   09/01/26 ................. 585 563,493
2.90% ,   12/01/26 ................. 713 694,803
2.85% ,   03/01/27 ................. 210 203,627
5.30% ,   03/15/27 ................. 420 425,633
4.30% ,   06/15/27 ................. 480 477,110
5.65% ,   03/01/28 ................. 450 463,351
5.25% ,   06/01/28 ................. 530 541,526
6.30% ,   12/01/28 ................. 655 690,111
5.38% ,   03/15/29 ................. 380 389,351
5.50% ,   06/01/29 ................. 215 220,730
4.95% ,   09/01/29 ................. 205 206,575
4.90% ,   12/01/29 ................. 190 190,673
5.00% ,   03/15/30 ................. 235 236,912
4.85% ,   06/15/30 ................. 350 350,923
6.60% ,   12/01/33 ................. 450 486,586
Sats Treasury Pte. Ltd., 4.83%,  01/23/29
(f)
.. 400 404,546
SF Holding Investment 2021 Ltd.
(f)
2.38% ,   11/17/26 ................. 600 582,422
3.00% ,   11/17/28 ................. 200 191,183
3.13% ,   11/17/31 ................. 800 736,585
SF Holding Investment Ltd., 2.88%,  02/20/30
(f)
1,000 930,769
Simpar Europe SA, 5.20%,  01/26/31
(d) (f)
.... 600 460,616
SMBC Aviation Capital Finance DAC
(e)
1.90% ,   10/15/26 ................. 820 788,098
5.45% ,   05/03/28 ................. 450 457,585
2.30% ,   06/15/28 ................. 440 408,648
5.30% ,   04/03/29 ................. 715 723,961
5.10% ,   04/01/30 ................. 200 200,200
5.70% ,   07/25/33 ................. 1,065 1,075,297
5.55% ,   04/03/34 ................. 1,015 1,005,161
Star Leasing Co. LLC, 7.63%,  02/15/30
(e)
... 650 582,880
Transnet SOC Ltd., 8.25%,  02/06/28
(f)
..... 1,000 1,006,623
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Triton Container International Ltd.
3.15% ,   06/15/31
(e)
................ USD 685 $ 589,290
3.25% ,   03/15/32 ................. 750 625,885
Uber Technologies, Inc.
7.50% ,   09/15/27
(e)
................ 601 607,354
6.25% ,   01/15/28
(e)
................ 710 713,859
4.50% ,   08/15/29
(e)
................ 2,182 2,153,274
4.30% ,   01/15/30 ................. 1,245 1,233,107
4.80% ,   09/15/34 ................. 1,400 1,358,473
5.35% ,   09/15/54 ................. 1,240 1,131,778
Ukraine Railways, 8.25%,  07/09/26
(f) (l)
..... 946 820,360
Union Pacific Corp.
2.15% ,   02/05/27 ................. 1,083 1,046,826
3.00% ,   04/15/27 ................. 505 494,597
3.95% ,   09/10/28 ................. 1,370 1,363,008
6.63% ,   02/01/29 ................. 680 737,093
3.70% ,   03/01/29 ................. 999 979,992
2.40% ,   02/05/30 ................. 857 784,993
2.38% ,   05/20/31 ................. 1,135 1,013,605
2.80% ,   02/14/32 ................. 1,140 1,019,119
4.50% ,   01/20/33 ................. 680 670,223
3.38% ,   02/01/35 ................. 815 718,675
5.10% ,   02/20/35 ................. 830 835,934
2.89% ,   04/06/36 ................. 545 446,524
3.60% ,   09/15/37 ................. 403 346,274
3.55% ,   08/15/39 ................. 475 392,576
3.20% ,   05/20/41 ................. 752 565,548
3.38% ,   02/14/42 ................. 520 396,504
4.05% ,   11/15/45 ................. 510 409,979
4.05% ,   03/01/46 ................. 420 338,703
3.35% ,   08/15/46 ................. 440 314,306
4.00% ,   04/15/47 ................. 565 445,763
4.50% ,   09/10/48 ................. 482 408,280
4.30% ,   03/01/49 ................. 640 525,112
3.25% ,   02/05/50 ................. 1,836 1,250,934
3.80% ,   10/01/51 ................. 1,055 787,584
2.95% ,   03/10/52 ................. 900 567,260
4.95% ,   09/09/52 ................. 605 549,714
3.50% ,   02/14/53 ................. 1,171 822,677
4.95% ,   05/15/53 ................. 535 482,815
5.60% ,   12/01/54 ................. 790 777,164
3.88% ,   02/01/55 ................. 491 362,060
3.95% ,   08/15/59 ................. 700 508,162
3.84% ,   03/20/60 ................. 1,855 1,317,015
3.55% ,   05/20/61 ................. 410 270,507
2.97% ,   09/16/62 ................. 1,204 690,873
5.15% ,   01/20/63 ................. 470 417,383
4.10% ,   09/15/67 ................. 569 415,170
3.75% ,   02/05/70 ................. 738 492,306
3.80% ,   04/06/71 ................. 619 417,633
3.85% ,   02/14/72 ................. 390 265,373
Vortex Opco LLC, 8.00%,  04/30/30
(e)
...... 149 23,254
Watco Cos. LLC, 7.13%,  08/01/32
(e)
...... 690 689,392
Xin Yue Co. Ltd., 2.36%,  01/25/27
(f)
...... 200 191,010
XPO CNW, Inc., 6.70%,  05/01/34 ........ 300 305,334
XPO, Inc.
(e)
6.25% ,   06/01/28 ................. 915 924,190
7.13% ,   06/01/31 ................. 437 447,502
7.13% ,   02/01/32 ................. 585 598,639
164,201,730
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories
3.75% ,   11/30/26 ................. 2,303 2,299,033
1.15% ,   01/30/28 ................. 1,363 1,273,913

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
73
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
1.40% ,   06/30/30
(d)
................ USD 663 $ 581,293
4.75% ,   11/30/36 ................. 1,076 1,062,754
6.15% ,   11/30/37 ................. 843 929,835
6.00% ,   04/01/39 ................. 560 610,976
5.30% ,   05/27/40 ................. 738 748,097
4.75% ,   04/15/43 ................. 775 725,559
4.90% ,   11/30/46 ................. 2,871 2,683,586
Alcon Finance Corp.
(e)
2.75% ,   09/23/26 ................. 813 791,660
3.00% ,   09/23/29 ................. 1,230 1,145,178
2.60% ,   05/27/30 ................. 1,280 1,151,478
5.38% ,   12/06/32 ................. 955 966,616
3.80% ,   09/23/49 ................. 475 342,083
5.75% ,   12/06/52 ................. 550 532,012
Avantor Funding, Inc.
(e)
4.63% ,   07/15/28 ................. 1,513 1,459,303
3.88% ,   11/01/29 ................. 787 726,751
Bausch + Lomb Corp., 8.38%,  10/01/28
(e)
... 1,366 1,424,674
Baxter International, Inc.
2.60% ,   08/15/26 ................. 730 711,910
1.92% ,   02/01/27 ................. 1,655 1,583,453
2.27% ,   12/01/28 ................. 1,145 1,056,038
3.95% ,   04/01/30 ................. 640 617,209
1.73% ,   04/01/31 ................. 640 535,600
2.54% ,   02/01/32 ................. 1,200 1,024,741
3.50% ,   08/15/46
(d)
................ 606 421,018
3.13% ,   12/01/51 ................. 620 380,235
Becton Dickinson & Co.
3.70% ,   06/06/27 ................. 1,961 1,938,335
4.69% ,   02/13/28 ................. 985 991,725
4.87% ,   02/08/29 ................. 240 242,276
5.08% ,   06/07/29 ................. 585 595,573
2.82% ,   05/20/30 ................. 975 892,669
1.96% ,   02/11/31 ................. 1,215 1,041,050
4.30% ,   08/22/32 ................. 580 553,150
5.11% ,   02/08/34 ................. 175 174,087
4.69% ,   12/15/44 ................. 734 630,600
4.67% ,   06/06/47 ................. 1,715 1,456,629
3.79% ,   05/20/50 ................. 615 453,561
Boston Scientific Corp.
4.00% ,   03/01/28 ................. 901 897,534
2.65% ,   06/01/30 ................. 1,425 1,309,639
6.50% ,   11/15/35 ................. 170 188,566
4.55% ,   03/01/39 ................. 486 451,749
7.38% ,   01/15/40 ................. 235 277,744
4.70% ,   03/01/49
(d)
................ 766 674,492
DENTSPLY SIRONA, Inc., 3.25%,  06/01/30 . 665 593,679
DH Europe Finance II SARL
2.60% ,   11/15/29 ................. 1,287 1,194,443
3.25% ,   11/15/39 ................. 900 709,635
3.40% ,   11/15/49 ................. 930 650,747
Edwards Lifesciences Corp., 4.30%,  06/15/28 960 952,336
Embecta Corp.
(e)
5.00% ,   02/15/30 ................. 510 459,017
6.75% ,   02/15/30
(d)
................ 235 227,362
GE HealthCare Technologies, Inc.
5.65% ,   11/15/27 ................. 1,863 1,916,026
4.80% ,   08/14/29 ................. 1,225 1,234,065
5.86% ,   03/15/30 ................. 925 969,257
5.91% ,   11/22/32 ................. 1,475 1,547,048
6.38% ,   11/22/52 ................. 1,030 1,082,185
Hologic, Inc.
(e)
4.63% ,   02/01/28 ................. 406 399,036
3.25% ,   02/15/29 ................. 945 882,125
Insulet Corp., 6.50%,  04/01/33
(e)
........ 75 76,710
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Koninklijke Philips NV
6.88% ,   03/11/38 ................. USD 780 $ 840,759
5.00% ,   03/15/42 ................. 610 545,836
Medline Borrower LP
(e)
3.88% ,   04/01/29 ................. 4,320 4,029,804
6.25% ,   04/01/29 ................. 1,455 1,466,559
5.25% ,   10/01/29 ................. 2,450 2,328,034
Medtronic Global Holdings SCA
4.25% ,   03/30/28 ................. 735 738,745
4.50% ,   03/30/33 ................. 1,090 1,067,548
Medtronic, Inc.
4.38% ,   03/15/35 ................. 2,038 1,952,985
4.00% ,   04/01/43 ................. 5 4,206
4.63% ,   03/15/45 ................. 1,885 1,670,968
Neogen Food Safety Corp., 8.63%,  07/20/30
(e)
377 381,152
Olympus Corp., 2.14%,  12/08/26
(e)
....... 323 311,110
Smith & Nephew plc
5.15% ,   03/20/27 ................. 60 60,712
2.03% ,   10/14/30 ................. 1,110 962,755
5.40% ,   03/20/34 ................. 765 762,129
Solventum Corp.
5.45% ,   02/25/27 ................. 360 365,515
5.40% ,   03/01/29 ................. 1,740 1,775,622
5.45% ,   03/13/31 ................. 705 720,097
5.60% ,   03/23/34 ................. 1,645 1,663,869
5.90% ,   04/30/54 ................. 1,300 1,256,530
6.00% ,   05/15/64 ................. 520 498,506
Sotera Health Holdings LLC, 7.38%,  06/01/31
(e)
730 750,625
STERIS Irish FinCo UnLtd. Co.
2.70% ,   03/15/31 ................. 687 609,979
3.75% ,   03/15/51 ................. 745 518,615
Stryker Corp.
4.55% ,   02/10/27 ................. 600 603,545
4.70% ,   02/10/28 ................. 600 606,752
3.65% ,   03/07/28
(d)
................ 946 930,682
4.85% ,   12/08/28 ................. 705 717,638
4.25% ,   09/11/29 ................. 950 944,808
4.85% ,   02/10/30 ................. 695 704,771
1.95% ,   06/15/30 ................. 1,627 1,438,558
4.63% ,   09/11/34 ................. 360 349,890
5.20% ,   02/10/35 ................. 600 604,752
4.10% ,   04/01/43 ................. 339 276,983
4.38% ,   05/15/44 ................. 527 446,206
4.63% ,   03/15/46 ................. 930 809,585
2.90% ,   06/15/50 ................. 271 173,703
Teleflex, Inc.
4.63% ,   11/15/27 ................. 505 494,392
4.25% ,   06/01/28
(e)
................ 495 473,818
Varex Imaging Corp., 7.88%,  10/15/27
(e)
.... 279 267,993
Zimmer Biomet Holdings, Inc.
4.70% ,   02/19/27 ................. 350 351,419
5.35% ,   12/01/28 ................. 595 610,660
5.05% ,   02/19/30 ................. 470 477,260
2.60% ,   11/24/31 ................. 1,060 927,496
5.20% ,   09/15/34 ................. 520 517,554
5.50% ,   02/19/35 ................. 350 356,075
5.75% ,   11/30/39 ................. 290 291,366
4.45% ,   08/15/45 ................. 465 382,195
90,488,816
Health Care Providers & Services — 1.1%
180 Medical, Inc., 3.88%,  10/15/29
(e)
...... 502 469,487
Acadia Healthcare Co., Inc.
(e)
5.50% ,   07/01/28 ................. 450 440,460
5.00% ,   04/15/29
(d)
................ 470 444,240

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
74
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
7.38% ,   03/15/33 ................. USD 240 $ 240,284
AdaptHealth LLC
(e)
6.13% ,   08/01/28 ................. 365 354,246
4.63% ,   08/01/29 ................. 495 442,949
5.13% ,   03/01/30 ................. 605 542,057
AdventHealth Obligated Group, Series E,
2.80%,  11/15/51 ................. 121 74,003
Adventist Health System
5.43% ,   03/01/32 ................. 400 404,021
5.76% ,   12/01/34 ................. 100 99,302
3.63% ,   03/01/49
(d)
................ 489 328,012
Advocate Health & Hospitals Corp.
3.83% ,   08/15/28 ................. 537 528,983
Series 2020 , 2.21% ,   06/15/30 ......... 300 269,512
4.27% ,   08/15/48 ................. 545 444,090
3.39% ,   10/15/49 ................. 453 318,065
Series 2020 , 3.01% ,   06/15/50 ......... 392 254,634
Aetna, Inc.
6.63% ,   06/15/36 ................. 715 759,852
6.75% ,   12/15/37 ................. 405 431,450
4.50% ,   05/15/42 ................. 295 241,104
4.75% ,   03/15/44 ................. 663 551,639
3.88% ,   08/15/47 ................. 100 71,785
AHP Health Partners, Inc., 5.75%,  07/15/29
(e)
325 300,400
AHS Hospital Corp.
5.02% ,   07/01/45 ................. 345 320,066
Series 2021 , 2.78% ,   07/01/51 ......... 408 248,155
Allina Health System
Series 2019 , 3.89% ,   04/15/49 ......... 441 334,190
Series 2021 , 2.90% ,   11/15/51 ......... 405 247,989
Ascension Health
Series B , 2.53% ,   11/15/29 ........... 747 689,455
Series B , 3.11% ,   11/15/39 ........... 234 183,581
3.95% ,   11/15/46 ................. 1,160 920,059
4.85% ,   11/15/53 ................. 560 498,581
Banner Health
2.34% ,   01/01/30 ................. 385 351,776
1.90% ,   01/01/31 ................. 805 700,097
2.91% ,   01/01/42 ................. 134 95,676
Series 2020 , 3.18% ,   01/01/50 ......... 335 226,142
2.91% ,   01/01/51 ................. 528 331,004
Baptist Health South Florida Foundation, Inc.,
Series 2021, 3.12%,  11/15/71
(d)
....... 5 2,877
Baptist Healthcare System Obligated Group,
Series 20B, 3.54%,  08/15/50 ......... 405 278,081
BayCare Health System, Inc., Series 2020,
3.83%,  11/15/50 ................. 684 519,826
Baylor Scott & White Holdings
Series 2021 , 1.78% ,   11/15/30 ......... 195 169,091
4.19% ,   11/15/45 ................. 371 303,661
3.97% ,   11/15/46 ................. 555 440,025
Series 2021 , 2.84% ,   11/15/50 ......... 968 603,994
Beth Israel Lahey Health, Inc., Series L,
3.08%,  07/01/51 ................ 599 373,772
Bon Secours Mercy Health, Inc.
Series 2018 , 4.30% ,   07/01/28 ......... 351 350,863
3.46% ,   06/01/30 ................. 688 657,898
Series 20-2 , 2.10% ,   06/01/31 ......... 365 318,601
Series 20-2 , 3.21% ,   06/01/50 ......... 420 281,137
Cardinal Health, Inc.
4.70% ,   11/15/26 ................. 300 301,460
3.41% ,   06/15/27 ................. 1,282 1,259,673
5.13% ,   02/15/29 ................. 805 822,324
5.00% ,   11/15/29 ................. 350 355,596
5.45% ,   02/15/34 ................. 630 636,730
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
5.35% ,   11/15/34 ................. USD 480 $ 481,816
4.60% ,   03/15/43 ................. 350 293,348
4.50% ,   11/15/44 ................. 371 305,510
4.90% ,   09/15/45 ................. 513 443,396
4.37% ,   06/15/47 ................. 544 434,225
5.75% ,   11/15/54 ................. 685 656,685
Catholic Health Services of Long Island
Obligated Group, Series 2020,
3.37%,  07/01/50 ................ 505 340,823
Cedars-Sinai Health System, Series 2021,
2.29%,  08/15/31
(d)
............... 110 95,731
Cencora, Inc.
3.45% ,   12/15/27 ................. 724 708,209
4.63% ,   12/15/27 ................. 150 151,083
4.85% ,   12/15/29 ................. 435 439,866
2.80% ,   05/15/30 ................. 907 835,469
2.70% ,   03/15/31 ................. 740 661,973
5.13% ,   02/15/34 ................. 650 650,824
5.15% ,   02/15/35 ................. 170 170,165
4.25% ,   03/01/45 ................. 645 522,154
4.30% ,   12/15/47 ................. 519 412,788
Centene Corp.
4.25% ,   12/15/27 ................. 3,179 3,105,660
2.45% ,   07/15/28 ................. 2,015 1,853,012
4.63% ,   12/15/29 ................. 3,763 3,628,660
3.38% ,   02/15/30 ................. 2,172 1,981,178
3.00% ,   10/15/30 ................. 2,235 1,961,804
2.50% ,   03/01/31 ................. 2,308 1,958,208
2.63% ,   08/01/31 ................. 1,290 1,089,990
Children's Health System of Texas,
2.51%,  08/15/50 ................ 424 246,683
Children's Hospital Corp. (The)
Series 2017 , 4.12% ,   01/01/47 ......... 285 233,757
Series 2020 , 2.59% ,   02/01/50 ......... 200 119,418
Children's Hospital Medical Center,
4.27%,  05/15/44 ................ 300 258,489
Children's Hospital of Philadelphia (The), Series
2020, 2.70%,  07/01/50 ............. 305 186,046
Children's Hospital/DC, Series 2020,
2.93%,  07/15/50 ................ 378 236,335
CHRISTUS Health, Series C, 4.34%,  07/01/28 591 588,426
Cigna Group (The)
3.40% ,   03/01/27 ................. 1,544 1,518,737
3.05% ,   10/15/27 ................. 747 725,005
4.38% ,   10/15/28 ................. 2,735 2,729,164
5.00% ,   05/15/29 ................. 715 728,432
2.40% ,   03/15/30 ................. 1,777 1,608,392
2.38% ,   03/15/31 ................. 1,690 1,484,725
5.13% ,   05/15/31 ................. 600 613,076
5.40% ,   03/15/33 ................. 1,028 1,051,839
5.25% ,   02/15/34
(d)
................ 885 892,157
4.80% ,   08/15/38 ................. 2,120 1,969,947
3.20% ,   03/15/40 ................. 980 745,299
6.13% ,   11/15/41 ................. 602 619,535
4.80% ,   07/15/46 ................. 1,285 1,106,795
3.88% ,   10/15/47 ................. 1,147 843,421
4.90% ,   12/15/48 ................. 2,747 2,367,656
3.40% ,   03/15/50 ................. 1,440 956,844
3.40% ,   03/15/51 ................. 1,606 1,060,591
5.60% ,   02/15/54 ................. 1,075 1,012,197
City of Hope
Series 2013 , 5.62% ,   11/15/43 ......... 290 278,203
Series 2018 , 4.38% ,   08/15/48
(d)
........ 318 254,115
Cleveland Clinic Foundation (The),
4.86%,  01/01/2114 ............... 320 267,230

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
75
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
CommonSpirit Health
6.07% ,   11/01/27 ................. USD 170 $ 176,144
3.35% ,   10/01/29 ................. 557 527,378
2.78% ,   10/01/30 ................. 388 350,594
5.21% ,   12/01/31 ................. 525 532,016
5.32% ,   12/01/34 ................. 670 661,645
4.35% ,   11/01/42 ................. 978 803,208
3.82% ,   10/01/49 ................. 660 475,590
4.19% ,   10/01/49 ................. 787 595,396
3.91% ,   10/01/50 ................. 620 445,568
6.46% ,   11/01/52 ................. 180 187,631
5.55% ,   12/01/54 ................. 205 189,926
Community Health Network, Inc., Series 20-A,
3.10%,  05/01/50 ................ 580 364,421
Community Health Systems, Inc.
(e)
5.63% ,   03/15/27 ................. 1,610 1,569,807
8.00% ,   12/15/27 ................. 599 599,242
6.88% ,   04/01/28
(d)
................ 645 496,955
6.00% ,   01/15/29 ................. 715 666,877
6.88% ,   04/15/29 ................. 1,250 914,326
6.13% ,   04/01/30
(d)
................ 1,235 836,276
5.25% ,   05/15/30 ................. 1,525 1,301,587
4.75% ,   02/15/31 ................. 1,085 895,865
10.88% ,   01/15/32 ................. 2,100 2,168,961
Concentra Health Services, Inc.,
6.88%,  07/15/32
(e)
............... 667 683,774
Corewell Health Obligated Group, Series 19A,
3.49%,  07/15/49 ................ 545 389,591
Cottage Health Obligated Group, Series 2020,
3.30%,  11/01/49 ................. 439 301,558
CVS Health Corp.
2.88% ,   06/01/26 ................. 1,436 1,409,637
3.00% ,   08/15/26 ................. 1,080 1,058,890
3.63% ,   04/01/27 ................. 757 744,572
6.25% ,   06/01/27 ................. 604 625,426
1.30% ,   08/21/27 ................. 2,225 2,068,100
4.30% ,   03/25/28 ................. 3,905 3,877,209
5.00% ,   01/30/29 ................. 1,501 1,516,754
5.40% ,   06/01/29 ................. 1,410 1,446,344
3.25% ,   08/15/29 ................. 1,630 1,536,461
5.13% ,   02/21/30 ................. 1,393 1,408,327
3.75% ,   04/01/30 ................. 1,870 1,778,272
1.75% ,   08/21/30 ................. 1,384 1,182,559
5.25% ,   01/30/31 ................. 845 857,250
1.88% ,   02/28/31 ................. 1,308 1,102,042
5.55% ,   06/01/31 ................. 1,080 1,109,609
2.13% ,   09/15/31 ................. 1,100 925,863
5.25% ,   02/21/33 ................. 1,635 1,619,855
5.30% ,   06/01/33 ................. 1,410 1,400,148
5.70% ,   06/01/34 ................. 1,310 1,330,659
4.88% ,   07/20/35 ................. 771 723,728
4.78% ,   03/25/38 ................. 4,897 4,416,656
6.13% ,   09/15/39 ................. 496 501,691
4.13% ,   04/01/40 ................. 1,559 1,264,701
2.70% ,   08/21/40 ................. 30 20,235
5.30% ,   12/05/43 ................. 976 871,725
6.00% ,   06/01/44 ................. 705 681,715
5.13% ,   07/20/45 ................. 2,304 1,994,741
5.05% ,   03/25/48 ................. 7,043 5,987,895
4.25% ,   04/01/50 ................. 1,074 795,092
5.63% ,   02/21/53 ................. 1,100 998,609
5.88% ,   06/01/53 ................. 1,255 1,176,809
6.05% ,   06/01/54 ................. 1,150 1,109,201
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.52%),
6.75% ,   12/10/54
(h)
............... USD 755 $ 751,228
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.89%),
7.00% ,   03/10/55
(h)
............... 2,205 2,230,897
6.00% ,   06/01/63 ................. 700 650,541
Dartmouth-Hitchcock Health, Series B,
4.18%,  08/01/48 ................ 405 310,291
DaVita, Inc.
(e)
4.63% ,   06/01/30 ................. 2,656 2,470,112
3.75% ,   02/15/31 ................. 1,480 1,300,562
6.88% ,   09/01/32 ................. 985 994,036
Dignity Health
4.50% ,   11/01/42 ................. 445 369,278
5.27% ,   11/01/64 ................. 238 205,871
Duke University Health System, Inc., Series
2017, 3.92%,  06/01/47 ............. 558 434,031
Elevance Health, Inc.
4.50% ,   10/30/26 ................. 435 436,424
3.65% ,   12/01/27 ................. 1,969 1,936,657
4.10% ,   03/01/28 ................. 1,545 1,535,397
5.15% ,   06/15/29 ................. 550 563,466
2.88% ,   09/15/29 ................. 988 924,783
4.75% ,   02/15/30 ................. 770 775,872
2.25% ,   05/15/30 ................. 1,329 1,192,158
2.55% ,   03/15/31 ................. 1,245 1,108,970
4.95% ,   11/01/31 ................. 935 943,101
4.10% ,   05/15/32 ................. 875 828,460
5.50% ,   10/15/32 ................. 580 599,173
4.75% ,   02/15/33 ................. 880 865,459
5.38% ,   06/15/34 ................. 1,020 1,034,721
5.95% ,   12/15/34 ................. 328 345,494
5.20% ,   02/15/35 ................. 985 986,072
5.85% ,   01/15/36 ................. 55 57,573
6.38% ,   06/15/37 ................. 395 425,406
4.63% ,   05/15/42 ................. 1,005 870,830
4.65% ,   01/15/43 ................. 950 826,978
5.10% ,   01/15/44 ................. 760 692,598
4.65% ,   08/15/44 ................. 715 616,154
4.38% ,   12/01/47 ................. 1,251 1,011,136
4.55% ,   03/01/48 ................. 837 690,029
3.70% ,   09/15/49 ................. 827 586,097
3.13% ,   05/15/50 ................. 1,096 702,721
3.60% ,   03/15/51 ................. 1,175 818,616
4.55% ,   05/15/52 ................. 725 588,151
6.10% ,   10/15/52 ................. 700 708,517
5.13% ,   02/15/53 ................. 1,270 1,121,208
5.65% ,   06/15/54 ................. 855 813,374
5.70% ,   02/15/55 ................. 995 952,799
5.85% ,   11/01/64 ................. 985 945,560
Encompass Health Corp.
4.50% ,   02/01/28 ................. 804 790,626
4.75% ,   02/01/30 ................. 805 783,097
4.63% ,   04/01/31 ................. 405 385,251
Franciscan Missionaries of Our Lady Health
System, Inc., Series B, 3.91%,  07/01/49 .. 458 340,270
Fred Hutchinson Cancer Center, Series 2022,
4.97%,  01/01/52 ................ 284 253,364
Fresenius Medical Care US Finance III, Inc.
(e)
1.88% ,   12/01/26 ................. 998 955,841
3.75% ,   06/15/29 ................. 498 472,870
2.38% ,   02/16/31 ................. 1,125 951,436
3.00% ,   12/01/31 ................. 750 644,473

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
76
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Hackensack Meridian Health, Inc.
Series 2020 , 2.68% ,   09/01/41 ......... USD 320 $ 218,388
4.21% ,   07/01/48 ................. 643 524,445
Series 2020 , 2.88% ,   09/01/50 ......... 512 318,379
4.50% ,   07/01/57 ................. 255 208,785
HAH Group Holding Co. LLC,
9.75%,  10/01/31
(e)
............... 690 662,762
Hartford HealthCare Corp., 3.45%,  07/01/54 . 540 379,540
HCA, Inc.
5.25% ,   06/15/26 ................. 1,626 1,630,551
5.38% ,   09/01/26 ................. 1,090 1,096,591
4.50% ,   02/15/27 ................. 1,503 1,501,098
3.13% ,   03/15/27 ................. 690 672,565
5.00% ,   03/01/28 ................. 255 257,936
5.20% ,   06/01/28 ................. 1,050 1,066,712
5.63% ,   09/01/28 ................. 1,410 1,444,453
5.88% ,   02/01/29 ................. 1,210 1,249,544
3.38% ,   03/15/29 ................. 370 352,584
4.13% ,   06/15/29 ................. 1,904 1,852,374
5.25% ,   03/01/30 ................. 525 533,123
3.50% ,   09/01/30 ................. 2,439 2,277,532
5.45% ,   04/01/31 ................. 1,255 1,279,641
2.38% ,   07/15/31 ................. 1,275 1,088,042
5.50% ,   03/01/32 ................. 930 941,420
3.63% ,   03/15/32 ................. 1,835 1,663,364
5.50% ,   06/01/33 ................. 1,185 1,191,268
5.60% ,   04/01/34 ................. 1,320 1,325,099
5.45% ,   09/15/34 ................. 1,460 1,447,628
5.75% ,   03/01/35 ................. 1,430 1,443,946
5.13% ,   06/15/39 ................. 1,022 940,346
4.38% ,   03/15/42 ................. 600 488,413
5.50% ,   06/15/47 ................. 1,407 1,275,125
5.25% ,   06/15/49 ................. 1,837 1,593,096
3.50% ,   07/15/51 ................. 1,370 885,238
4.63% ,   03/15/52 ................. 1,945 1,526,034
5.90% ,   06/01/53 ................. 1,075 1,010,987
6.00% ,   04/01/54 ................. 1,425 1,356,386
5.95% ,   09/15/54 ................. 930 880,439
6.20% ,   03/01/55 ................. 1,250 1,226,851
6.10% ,   04/01/64 ................. 625 593,288
Health Care Service Corp.
(e)
2.20% ,   06/01/30 ................. 1,011 897,587
3.20% ,   06/01/50 ................. 650 413,851
Health Care Service Corp. A Mutual Legal
Reserve Co.
(e)
5.20% ,   06/15/29 ................. 1,135 1,156,026
5.45% ,   06/15/34 ................. 860 865,971
5.88% ,   06/15/54 ................. 1,000 964,292
HealthEquity, Inc., 4.50%,  10/01/29
(e)
..... 580 547,974
Heartland Dental LLC, 10.50%,  04/30/28
(e)
.. 685 722,172
Highmark, Inc.
(e)
1.45% ,   05/10/26 ................. 705 675,820
2.55% ,   05/10/31 ................. 708 601,836
Hoag Memorial Hospital Presbyterian,
3.80%,  07/15/52 ................ 693 515,280
Horizon Mutual Holdings, Inc.,
6.20%,  11/15/34
(e)
................ 125 121,699
Humana, Inc.
1.35% ,   02/03/27 ................. 1,057 999,641
3.95% ,   03/15/27 ................. 921 911,608
5.75% ,   03/01/28 ................. 680 700,259
5.75% ,   12/01/28 ................. 573 593,330
3.70% ,   03/23/29 ................. 930 896,188
3.13% ,   08/15/29 ................. 708 661,341
4.88% ,   04/01/30 ................. 1,160 1,160,818
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
5.38% ,   04/15/31 ................. USD 940 $ 953,023
2.15% ,   02/03/32 ................. 695 571,943
5.88% ,   03/01/33 ................. 555 568,447
5.95% ,   03/15/34 ................. 685 702,920
4.63% ,   12/01/42 ................. 445 368,881
4.95% ,   10/01/44 ................. 797 678,237
4.80% ,   03/15/47 ................. 447 362,888
3.95% ,   08/15/49 ................. 520 369,490
5.50% ,   03/15/53 ................. 760 672,551
5.75% ,   04/15/54 ................. 920 844,236
6.00% ,   05/01/55 ................. 530 503,408
Icon Investments Six DAC
5.81% ,   05/08/27 ................. 590 601,673
5.85% ,   05/08/29 ................. 480 491,593
6.00% ,   05/08/34 ................. 350 349,576
Indiana University Health, Inc. Obligated Group
3.97% ,   11/01/48 ................. 590 464,382
Series 2021 , 2.85% ,   11/01/51 ......... 310 191,431
Inova Health System Foundation,
4.07%,  05/15/52 ................ 420 332,631
Integris Baptist Medical Center, Inc., Series A,
3.88%,  08/15/50 ................ 515 373,105
Iowa Health System, Series 2020,
3.67%,  02/15/50 ................ 405 294,381
Johns Hopkins Health System Corp. (The),
3.84%,  05/15/46 ................ 376 293,812
Kaiser Foundation Hospitals
3.15% ,   05/01/27 ................. 160 157,160
Series 2021 , 2.81% ,   06/01/41 ......... 1,102 774,713
4.88% ,   04/01/42 ................. 581 530,194
4.15% ,   05/01/47 ................. 1,515 1,223,575
Series 2019 , 3.27% ,   11/01/49 ......... 1,052 718,959
Series 2021 , 3.00% ,   06/01/51 ......... 1,239 789,166
Kedrion SpA, 6.50%,  09/01/29
(e)
........ 803 769,522
Laboratory Corp. of America Holdings
1.55% ,   06/01/26 ................. 570 552,580
3.60% ,   09/01/27 ................. 943 927,567
2.95% ,   12/01/29 ................. 971 903,801
4.35% ,   04/01/30 ................. 945 928,622
2.70% ,   06/01/31 ................. 705 626,520
4.55% ,   04/01/32 ................. 625 610,091
4.80% ,   10/01/34 ................. 625 601,826
4.70% ,   02/01/45 ................. 908 771,222
LifePoint Health, Inc.
(e)
5.38% ,   01/15/29
(d)
................ 503 451,981
9.88% ,   08/15/30 ................. 815 866,215
11.00% ,   10/15/30 ................. 1,075 1,177,328
8.38% ,   02/15/32 ................. 660 673,058
10.00% ,   06/01/32 ................. 805 780,865
Mass General Brigham, Inc.
Series 2017 , 3.77% ,   07/01/48 ......... 486 366,838
Series 2020 , 3.19% ,   07/01/49 ......... 405 275,694
Series 2015 , 4.12% ,   07/01/55
(d)
........ 135 106,333
Series 2020 , 3.34% ,   07/01/60 ......... 558 361,620
Mayo Clinic
3.77% ,   11/15/43 ................. 365 293,433
Series 2013 , 4.00% ,   11/15/47 ......... 260 206,369
Series 2016 , 4.13% ,   11/15/52 ......... 345 275,787
Series 2021 , 3.20% ,   11/15/61 ......... 464 294,422
McKesson Corp.
1.30% ,   08/15/26 ................. 806 776,931
3.95% ,   02/16/28 ................. 990 980,663
4.90% ,   07/15/28 ................. 727 742,899
4.25% ,   09/15/29 ................. 360 359,414
5.10% ,   07/15/33 ................. 352 358,415

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
77
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
McLaren Health Care Corp., Series A,
4.39%,  05/15/48 ................ USD 415 $ 344,855
MedStar Health, Inc., Series 20A,
3.63%,  08/15/49 ................ 400 284,021
Memorial Health Services, 3.45%,  11/01/49 . 419 292,497
Memorial Sloan-Kettering Cancer Center
5.00% ,   07/01/42 ................. 530 502,982
Series 2020 , 2.96% ,   01/01/50 ......... 280 180,793
4.13% ,   07/01/52 ................. 402 320,237
Series 2015 , 4.20% ,   07/01/55 ......... 466 375,361
Methodist Hospital (The), Series 20A,
2.71%,  12/01/50 ................ 638 385,708
ModivCare, Inc., 5.00%,  10/01/29
(e)
...... 450 18,958
Molina Healthcare, Inc.
(e)
4.38% ,   06/15/28 ................. 780 749,899
3.88% ,   11/15/30 ................. 645 581,251
3.88% ,   05/15/32 ................. 742 653,426
6.25% ,   01/15/33 ................. 750 744,776
Montefiore Obligated Group
Series 18-C , 5.25% ,   11/01/48
(d)
........ 462 374,558
4.29% ,   09/01/50 ................. 312 213,368
Mount Nittany Medical Center Obligated Group,
Series 2022, 3.80%,  11/15/52 ........ 305 223,703
Mount Sinai Hospital (The)
Series 2017 , 3.98% ,   07/01/48 ......... 358 259,544
Series 2019 , 3.74% ,   07/01/49 ......... 520 341,332
Series 2020 , 3.39% ,   07/01/50 ......... 448 270,985
MPH Acquisition Holdings LLC,
5.75%,  12/31/30
(e)
............... 745 573,513
MultiCare Health System, 2.80%,  08/15/50 .. 435 256,404
MyMichigan Health, Series 2020,
3.41%,  06/01/50 ................ 461 320,526
Nationwide Children's Hospital, Inc.,
4.56%,  11/01/52 ................. 263 224,520
New York & Presbyterian Hospital (The)
2.26% ,   08/01/40 ................. 105 71,486
4.02% ,   08/01/45 ................. 515 417,148
4.06% ,   08/01/56 ................. 350 268,997
2.61% ,   08/01/60 ................. 208 114,337
Series 2019 , 3.95% ,   08/01/2119 ....... 572 389,206
Northwell Healthcare, Inc.
3.98% ,   11/01/46 ................. 447 338,561
4.26% ,   11/01/47 ................. 820 637,203
3.81% ,   11/01/49 ................. 570 410,392
Northwestern Memorial Healthcare Obligated
Group, Series 2021, 2.63%,  07/15/51 .... 285 174,304
Novant Health, Inc.
2.64% ,   11/01/36 ................. 180 140,821
3.17% ,   11/01/51 ................. 732 479,510
3.32% ,   11/01/61 ................. 314 197,497
NY Society for Relief of Ruptured & Crippled
Maintaining Hosp Special Surgery, Series
2020, 2.67%,  10/01/50 ............. 345 206,668
NYU Langone Hospitals
Series 13-A , 5.75% ,   07/01/43 ......... 130 132,931
4.78% ,   07/01/44 ................. 530 485,486
4.37% ,   07/01/47 ................. 765 646,850
Series 2020 , 3.38% ,   07/01/55
(d)
........ 215 143,947
OhioHealth Corp.
2.83% ,   11/15/41 ................. 399 284,985
Series 2020 , 3.04% ,   11/15/50 ......... 390 257,316
Option Care Health, Inc., 4.38%,  10/31/29
(e)
. 504 475,633
Orlando Health Obligated Group
5.48% ,   10/01/35 ................. 265 271,590
4.09% ,   10/01/48 ................. 470 374,779
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
3.33% ,   10/01/50 ................. USD 430 $ 296,525
Owens & Minor, Inc.
(d)(e)
4.50% ,   03/31/29 ................. 485 393,416
6.63% ,   04/01/30 ................. 560 476,886
10.00% ,   04/15/30 ................. 460 474,208
PeaceHealth Obligated Group
Series 2018 , 4.79% ,   11/15/48 ......... 542 448,069
Series 2020 , 3.22% ,   11/15/50 ......... 363 223,079
Pediatrix Medical Group, Inc.,
5.38%,  02/15/30
(e)
............... 405 390,556
Piedmont Healthcare, Inc.
Series 2032 , 2.04% ,   01/01/32 ......... 180 149,649
Series 2042 , 2.72% ,   01/01/42 ......... 243 167,658
2.86% ,   01/01/52 ................. 561 340,588
Presbyterian Healthcare Services,
4.88%,  08/01/52 ................ 508 453,090
Prime Healthcare Services, Inc.,
9.38%,  09/01/29
(e)
............... 1,510 1,438,863
Providence St Joseph Health Obligated Group
Series H , 2.75% ,   10/01/26 ........... 75 73,344
Series 19A , 2.53% ,   10/01/29 ......... 196 179,410
5.40% ,   10/01/33 ................. 770 775,018
Series I , 3.74% ,   10/01/47 ............ 810 593,915
Series A , 3.93% ,   10/01/48 ........... 420 315,544
Series 21A , 2.70% ,   10/01/51 ......... 165 92,764
Queen's Health Systems (The),
4.81%,  07/01/52 ................ 251 223,762
Quest Diagnostics, Inc.
3.45% ,   06/01/26 ................. 616 610,493
4.60% ,   12/15/27 ................. 935 942,512
4.20% ,   06/30/29 ................. 750 742,790
4.63% ,   12/15/29 ................. 890 893,799
2.95% ,   06/30/30 ................. 936 866,882
2.80% ,   06/30/31 ................. 635 570,554
6.40% ,   11/30/33 ................. 715 773,974
5.00% ,   12/15/34 ................. 545 538,614
4.70% ,   03/30/45 ................. 380 329,522
Quorum Health Corp., 11.63%,  04/15/25
(b) (l)
.. 50 —
Radiology Partners, Inc., 9.78%, (9.78% Cash
or 9.78% PIK), 02/15/30
(d) (e) (i)
......... 727 661,082
Rady Children's Hospital-San Diego, Series
21A, 3.15%,  08/15/51 ............. 240 156,925
Rede D'or Finance SARL
(f)
4.95% ,   01/17/28 ................. 400 392,717
4.50% ,   01/22/30 ................. 900 837,228
Rush Obligated Group, Series 2020,
3.92%,  11/15/29 ................. 455 446,363
Seattle Children's Hospital, Series 2021,
2.72%,  10/01/50 ................ 535 325,101
Select Medical Corp., 6.25%,  12/01/32
(d) (e)
.. 645 640,496
Sentara Health, Series 2021, 2.93%,  11/01/51 115 72,828
Sharp HealthCare, Series 20B,
2.68%,  08/01/50 ................ 400 241,391
SSM Health Care Corp.
Series A , 3.82% ,   06/01/27 ........... 325 322,073
4.89% ,   06/01/28 ................. 320 324,799
Stanford Health Care
Series 2020 , 3.31% ,   08/15/30 ......... 28 26,500
Series 2018 , 3.80% ,   11/15/48 ......... 600 452,913
3.03% ,   08/15/51 ................. 380 246,295
Star Parent, Inc., 9.00%,  10/01/30
(e)
...... 985 996,540
Summa Health, 3.51%,  11/15/51
(d)
....... 381 277,612
Surgery Center Holdings, Inc.,
7.25%,  04/15/32
(d) (e)
.............. 800 798,123

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
78
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Sutter Health
Series 2018 , 3.70% ,   08/15/28 ......... USD 353 $ 345,890
Series 20A , 2.29% ,   08/15/30 ......... 234 207,132
5.16% ,   08/15/33 ................. 515 518,635
Series 20A , 3.16% ,   08/15/40 ......... 330 254,356
Series 2018 , 4.09% ,   08/15/48 ......... 594 467,175
Series 20A , 3.36% ,   08/15/50 ......... 939 641,679
5.55% ,   08/15/53
(d)
................ 85 82,838
Tenet Healthcare Corp.
6.25% ,   02/01/27 ................. 1,445 1,444,197
5.13% ,   11/01/27 ................. 1,375 1,363,917
4.63% ,   06/15/28 ................. 595 579,253
6.13% ,   10/01/28 ................. 2,350 2,344,788
4.25% ,   06/01/29 ................. 1,375 1,310,676
4.38% ,   01/15/30 ................. 1,445 1,370,146
6.13% ,   06/15/30 ................. 1,930 1,938,729
6.75% ,   05/15/31 ................. 1,304 1,337,017
6.88% ,   11/15/31 ................. 367 376,915
Texas Health Resources
2.33% ,   11/15/50 ................. 514 285,548
4.33% ,   11/15/55 ................. 290 237,156
Toledo Hospital (The)
Series B , 5.33% ,   11/15/28
(d)
.......... 372 358,098
5.75% ,   11/15/38 ................. 804 798,709
4.98% ,   11/15/45 ................. 270 203,939
6.02% ,   11/15/48
(d)
................ 408 356,214
Trinity Health Corp.
Series 2021 , 2.63% ,   12/01/40 ......... 432 305,600
4.13% ,   12/01/45 ................. 523 430,830
Series 2019 , 3.43% ,   12/01/48 ......... 407 299,032
UMass Memorial Health Care Obligated Group,
5.36%,  07/01/52 ................ 130 118,394
UnitedHealth Group, Inc.
1.15% ,   05/15/26 ................. 1,090 1,055,694
4.75% ,   07/15/26 ................. 460 463,672
3.45% ,   01/15/27 ................. 1,185 1,174,960
3.38% ,   04/15/27 ................. 1,042 1,029,035
4.60% ,   04/15/27 ................. 515 520,569
3.70% ,   05/15/27 ................. 420 416,854
2.95% ,   10/15/27 ................. 750 730,517
5.25% ,   02/15/28 ................. 1,355 1,395,401
3.85% ,   06/15/28 ................. 1,435 1,423,456
3.88% ,   12/15/28 ................. 1,045 1,032,782
4.25% ,   01/15/29 ................. 1,190 1,189,960
4.70% ,   04/15/29 ................. 630 639,134
4.00% ,   05/15/29 ................. 995 983,737
2.88% ,   08/15/29 ................. 984 930,486
4.80% ,   01/15/30 ................. 1,375 1,398,208
5.30% ,   02/15/30 ................. 1,380 1,430,908
2.00% ,   05/15/30 ................. 1,390 1,235,423
4.90% ,   04/15/31 ................. 1,210 1,231,716
2.30% ,   05/15/31 ................. 1,374 1,208,508
4.95% ,   01/15/32 ................. 1,675 1,691,112
4.20% ,   05/15/32 ................. 1,505 1,447,059
5.35% ,   02/15/33 ................. 1,790 1,833,889
4.50% ,   04/15/33 ................. 1,485 1,435,267
5.00% ,   04/15/34 ................. 1,210 1,200,752
5.15% ,   07/15/34 ................. 2,035 2,040,748
4.63% ,   07/15/35 ................. 1,015 977,387
5.80% ,   03/15/36 ................. 888 925,826
6.50% ,   06/15/37 ................. 535 588,213
6.63% ,   11/15/37 ................. 701 778,223
6.88% ,   02/15/38 ................. 1,127 1,278,024
3.50% ,   08/15/39 ................. 1,250 1,001,963
2.75% ,   05/15/40 ................. 609 433,941
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
5.70% ,   10/15/40 ................. USD 245 $ 244,551
5.95% ,   02/15/41 ................. 540 551,981
3.05% ,   05/15/41 ................. 1,105 800,348
4.63% ,   11/15/41 ................. 703 619,432
4.38% ,   03/15/42 ................. 730 624,768
3.95% ,   10/15/42 ................. 581 468,516
4.25% ,   03/15/43 ................. 921 766,893
5.50% ,   07/15/44 ................. 2,100 2,029,927
4.75% ,   07/15/45 ................. 1,609 1,408,875
4.20% ,   01/15/47 ................. 662 526,083
4.25% ,   04/15/47 ................. 1,019 813,719
3.75% ,   10/15/47 ................. 1,078 795,717
4.25% ,   06/15/48 ................. 1,044 833,171
4.45% ,   12/15/48 ................. 882 724,061
3.70% ,   08/15/49 ................. 1,040 749,448
2.90% ,   05/15/50 ................. 988 610,529
3.25% ,   05/15/51 ................. 1,951 1,284,321
4.75% ,   05/15/52 ................. 1,910 1,610,882
5.88% ,   02/15/53 ................. 1,770 1,753,894
5.05% ,   04/15/53 ................. 1,965 1,739,044
5.38% ,   04/15/54 ................. 1,500 1,391,399
5.63% ,   07/15/54 ................. 2,735 2,630,473
3.88% ,   08/15/59 ................. 1,162 810,108
3.13% ,   05/15/60 ................. 1,077 636,618
4.95% ,   05/15/62 ................. 975 824,011
6.05% ,   02/15/63 ................. 1,400 1,407,850
5.20% ,   04/15/63 ................. 1,815 1,600,443
5.50% ,   04/15/64 ................. 1,020 944,712
5.75% ,   07/15/64 ................. 1,805 1,742,237
Universal Health Services, Inc.
1.65% ,   09/01/26 ................. 735 704,627
4.63% ,   10/15/29 ................. 615 599,083
2.65% ,   10/15/30 ................. 968 848,481
2.65% ,   01/15/32 ................. 605 500,238
5.05% ,   10/15/34 ................. 440 410,875
UPMC
5.04% ,   05/15/33 ................. 200 198,682
5.38% ,   05/15/43 ................. 25 23,916
US Acute Care Solutions LLC,
9.75%,  05/15/29
(e)
............... 980 993,668
WakeMed, Series A, 3.29%,  10/01/52 ..... 149 99,252
West Virginia United Health System Obligated
Group, Series 2020, 3.13%,  06/01/50 .... 130 82,567
Willis-Knighton Medical Center
Series 2018 , 4.81% ,   09/01/48 ......... 379 326,045
Series 2021 , 3.07% ,   03/01/51 ......... 522 313,115
Yale-New Haven Health Services Corp., Series
2020, 2.50%,  07/01/50 ............. 329 189,788
381,965,212
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
3.95% ,   01/15/27 ................. 415 412,218
3.95% ,   01/15/28 ................. 637 627,958
4.50% ,   07/30/29 ................. 521 515,571
2.75% ,   12/15/29 ................. 455 416,733
4.70% ,   07/01/30 ................. 633 625,308
4.90% ,   12/15/30 ................. 700 696,681
3.38% ,   08/15/31 ................. 750 680,928
2.00% ,   05/18/32 ................. 935 755,151
1.88% ,   02/01/33 ................. 1,113 867,926
2.95% ,   03/15/34 ................. 1,295 1,066,993
4.75% ,   04/15/35 ................. 510 477,835
5.50% ,   10/01/35 ................. 475 469,857
5.25% ,   05/15/36 ................. 245 235,818

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
79
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care REITs (continued)
4.85% ,   04/15/49 ................. USD 280 $ 232,244
4.00% ,   02/01/50 ................. 806 579,480
3.00% ,   05/18/51 ................. 857 509,478
3.55% ,   03/15/52 ................. 940 622,787
5.15% ,   04/15/53 ................. 445 381,999
5.63% ,   05/15/54 ................. 580 532,156
CTR Partnership LP, 3.88%,  06/30/28
(e)
.... 425 413,159
Diversified Healthcare Trust
4.75% ,   02/15/28 ................. 542 484,956
4.38% ,   03/01/31 ................. 520 402,948
DOC DR LLC
4.30% ,   03/15/27 ................. 295 293,415
3.95% ,   01/15/28 ................. 190 187,121
2.63% ,   11/01/31 ................. 670 577,773
Healthcare Realty Holdings LP
3.50% ,   08/01/26 ................. 713 700,730
3.75% ,   07/01/27 ................. 430 420,634
3.10% ,   02/15/30 ................. 530 486,555
2.00% ,   03/15/31 ................. 1,071 903,156
Healthpeak OP LLC
3.25% ,   07/15/26 ................. 644 633,485
1.35% ,   02/01/27 ................. 275 260,073
2.13% ,   12/01/28 ................. 910 834,284
3.50% ,   07/15/29 ................. 871 827,897
3.00% ,   01/15/30 ................. 935 865,384
2.88% ,   01/15/31 ................. 645 578,339
5.25% ,   12/15/32 ................. 820 822,490
5.38% ,   02/15/35 ................. 180 178,820
6.75% ,   02/01/41 ................. 246 265,275
MPT Operating Partnership LP
5.00% ,   10/15/27
(d)
................ 1,390 1,237,260
4.63% ,   08/01/29
(d)
................ 914 696,366
3.50% ,   03/15/31
(d)
................ 1,440 959,609
8.50% ,   02/15/32
(e)
................ 845 860,546
National Health Investors, Inc.,
3.00%,  02/01/31 ................ 603 526,258
Omega Healthcare Investors, Inc.
4.50% ,   04/01/27 ................. 765 763,897
4.75% ,   01/15/28 ................. 663 663,723
3.63% ,   10/01/29 ................. 430 404,246
3.38% ,   02/01/31 ................. 660 597,891
3.25% ,   04/15/33 ................. 620 524,826
Sabra Health Care LP
5.13% ,   08/15/26 ................. 502 499,844
3.90% ,   10/15/29 ................. 621 582,838
3.20% ,   12/01/31 ................. 660 582,629
Ventas Realty LP
3.25% ,   10/15/26 ................. 401 393,477
3.85% ,   04/01/27 ................. 341 337,385
4.00% ,   03/01/28 ................. 674 664,519
4.40% ,   01/15/29 ................. 943 934,278
3.00% ,   01/15/30 ................. 290 269,095
4.75% ,   11/15/30 ................. 785 784,709
2.50% ,   09/01/31 ................. 480 419,318
5.63% ,   07/01/34 ................. 255 258,117
5.00% ,   01/15/35 ................. 285 274,915
5.70% ,   09/30/43 ................. 215 206,546
4.38% ,   02/01/45 ................. 275 221,268
4.88% ,   04/15/49 ................. 400 339,812
Welltower OP LLC
2.70% ,   02/15/27 ................. 775 754,862
4.25% ,   04/15/28 ................. 945 944,757
2.05% ,   01/15/29 ................. 680 624,645
4.13% ,   03/15/29 ................. 670 662,106
3.10% ,   01/15/30 ................. 850 799,382
Security
Par (000)
Par (000) Value
Health Care REITs (continued)
2.75% ,   01/15/31 ................. USD 800 $ 724,469
2.80% ,   06/01/31 ................. 627 563,648
2.75% ,   01/15/32 ................. 690 605,969
3.85% ,   06/15/32 ................. 599 560,576
6.50% ,   03/15/41 ................. 287 307,143
4.95% ,   09/01/48 ................. 565 505,916
41,900,460
Health Care Technology — 0.0%
IQVIA, Inc.
5.00% ,   10/15/26
(e)
................ 1,040 1,033,686
5.00% ,   05/15/27
(e)
................ 1,110 1,101,206
5.70% ,   05/15/28 ................. 1,110 1,129,955
6.25% ,   02/01/29 ................. 1,285 1,337,156
6.50% ,   05/15/30
(e)
................ 515 523,320
5,125,323
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts LP
Series H , 3.38% ,   12/15/29 ........... 400 369,309
Series I , 3.50% ,   09/15/30 ............ 827 752,763
Series J , 2.90% ,   12/15/31 ........... 690 589,892
5.70% ,   07/01/34 ................. 475 467,718
5.50% ,   04/15/35 ................. 580 560,065
Park Intermediate Holdings LLC
(e)
5.88% ,   10/01/28 ................. 735 718,157
4.88% ,   05/15/29 ................. 750 702,305
7.00% ,   02/01/30 ................. 550 549,906
Pebblebrook Hotel LP, 6.38%,  10/15/29
(e)
... 383 377,152
RHP Hotel Properties LP
4.75% ,   10/15/27 ................. 679 666,296
7.25% ,   07/15/28
(e)
................ 395 406,146
4.50% ,   02/15/29
(e)
................ 600 574,322
6.50% ,   04/01/32
(e)
................ 985 982,414
RLJ Lodging Trust LP
(e)
3.75% ,   07/01/26 ................. 490 480,797
4.00% ,   09/15/29 ................. 495 447,064
Service Properties Trust
4.75% ,   10/01/26 ................. 453 438,845
4.95% ,   02/15/27 ................. 425 404,010
5.50% ,   12/15/27 ................. 440 420,440
3.95% ,   01/15/28 ................. 400 352,848
8.38% ,   06/15/29 ................. 675 656,291
4.95% ,   10/01/29 ................. 469 368,077
4.38% ,   02/15/30
(d)
................ 419 312,615
8.63% ,   11/15/31
(e)
................ 980 1,039,637
8.88% ,   06/15/32
(d)
................ 480 464,006
XHR LP
(e)
4.88% ,   06/01/29 ................. 500 471,737
6.63% ,   05/15/30 ................. 385 379,719
13,952,531
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC
(e)
3.88% ,   01/15/28 ................. 1,470 1,413,257
4.38% ,   01/15/28 ................. 747 723,470
3.50% ,   02/15/29 ................. 775 725,180
6.13% ,   06/15/29 ................. 1,180 1,200,621
5.63% ,   09/15/29 ................. 490 488,979
4.00% ,   10/15/30 ................. 2,825 2,571,768
Acushnet Co., 7.38%,  10/15/28
(e)
........ 345 357,662
Affinity Interactive, 6.88%,  12/15/27
(e)
..... 565 405,099
Allwyn Entertainment Financing UK plc,
7.88%,  04/30/29
(f)
................ 800 830,178
Alsea SAB de CV, 7.75%,  12/14/26
(d) (f)
..... 400 402,375

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
80
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Arcos Dorados BV
6.38% ,   01/29/32
(e)
................ USD 400 $ 405,639
6.38% ,   01/29/32
(f)
................. 200 202,819
Bloomin' Brands, Inc., 5.13%,  04/15/29
(d) (e)
.. 322 278,323
Booking Holdings, Inc.
3.60% ,   06/01/26 ................. 1,082 1,074,304
3.55% ,   03/15/28 ................. 733 721,970
4.63% ,   04/13/30 ................. 1,589 1,603,132
Boyd Gaming Corp.
4.75% ,   12/01/27 ................. 990 970,523
4.75% ,   06/15/31
(e)
................ 870 811,632
Boyne USA, Inc., 4.75%,  05/15/29
(e)
...... 685 652,138
Brinker International, Inc., 8.25%,  07/15/30
(e)
. 350 368,010
Caesars Entertainment, Inc.
(e)
8.13% ,   07/01/27 ................. 538 539,420
4.63% ,   10/15/29
(d)
................ 1,185 1,095,168
7.00% ,   02/15/30 ................. 1,905 1,951,977
6.50% ,   02/15/32 ................. 1,445 1,452,952
6.00% ,   10/15/32
(d)
................ 1,115 1,051,087
Carnival Corp.
5.75% ,   03/01/27
(e)
................ 2,555 2,546,721
6.65% ,   01/15/28 ................. 254 258,786
4.00% ,   08/01/28
(e)
................ 2,255 2,152,872
6.00% ,   05/01/29
(e)
................ 1,915 1,903,287
7.00% ,   08/15/29
(e)
................ 760 793,280
5.75% ,   03/15/30
(e)
................ 370 367,888
6.13% ,   02/15/33
(e)
................ 1,815 1,798,629
CCM Merger, Inc., 6.38%,  05/01/26
(e)
..... 280 280,439
CEC Entertainment LLC, 6.75%,  05/01/26
(e)
. 635 623,836
Choice Hotels International, Inc.
3.70% ,   12/01/29 ................. 450 422,389
3.70% ,   01/15/31 ................. 565 514,386
5.85% ,   08/01/34 ................. 515 505,832
Churchill Downs, Inc.
(e)
5.50% ,   04/01/27 ................. 580 575,049
4.75% ,   01/15/28 ................. 740 717,139
5.75% ,   04/01/30 ................. 1,205 1,178,944
6.75% ,   05/01/31 ................. 580 586,067
Darden Restaurants, Inc.
3.85% ,   05/01/27 ................. 929 917,489
4.35% ,   10/15/27 ................. 430 429,336
4.55% ,   10/15/29 ................. 345 342,678
6.30% ,   10/10/33 ................. 285 301,853
4.55% ,   02/15/48 ................. 310 247,979
Empire Resorts, Inc., 7.75%,  11/01/26
(e)
.... 310 294,916
Everi Holdings, Inc., 5.00%,  07/15/29
(e)
.... 385 385,994
Expedia Group, Inc.
4.63% ,   08/01/27 ................. 975 975,751
3.80% ,   02/15/28 ................. 960 941,748
3.25% ,   02/15/30 ................. 1,457 1,360,085
2.95% ,   03/15/31 ................. 385 345,948
5.40% ,   02/15/35 ................. 800 787,666
Fertitta Entertainment LLC
(e)
4.63% ,   01/15/29 ................. 965 895,087
6.75% ,   01/15/30 ................. 1,290 1,126,830
Flutter Treasury DAC, 6.38%,  04/29/29
(e)
... 135 137,694
Fortune Star BVI Ltd.
(f)
5.00% ,   05/18/26 ................. 400 385,470
5.05% ,   01/27/27 ................. 400 376,120
8.50% ,   05/19/28 ................. 400 395,305
Full House Resorts, Inc., 8.25%,  02/15/28
(d) (e)
465 436,371
GENM Capital Labuan Ltd., 3.88%,  04/19/31
(f)
1,000 882,249
Genting New York LLC, 7.25%,  10/01/29
(e)
.. 630 623,816
Gohl Capital Ltd., 4.25%,  01/24/27
(f)
...... 1,575 1,540,764
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
GPS Hospitality Holding Co. LLC,
7.00%,  08/15/28
(e)
............... USD 395 $ 230,490
Great Canadian Gaming Corp.,
8.75%,  11/15/29
(e)
................ 530 526,245
Hilton Domestic Operating Co., Inc.
5.75% ,   05/01/28
(e)
................ 472 472,259
5.88% ,   04/01/29
(e)
................ 550 555,940
3.75% ,   05/01/29
(e)
................ 760 716,586
4.88% ,   01/15/30 ................. 960 941,321
4.00% ,   05/01/31
(e)
................ 1,066 977,385
3.63% ,   02/15/32
(e)
................ 1,465 1,296,919
6.13% ,   04/01/32
(e)
................ 450 456,719
5.88% ,   03/15/33
(e)
................ 975 977,703
Hilton Grand Vacations Borrower LLC
(e)
5.00% ,   06/01/29 ................. 819 757,242
4.88% ,   07/01/31 ................. 500 435,009
6.63% ,   01/15/32 ................. 910 893,440
Hilton Worldwide Finance LLC,
4.88%,  04/01/27 ................ 546 543,381
Hyatt Hotels Corp.
5.75% ,   01/30/27 ................. 675 686,338
5.05% ,   03/30/28 ................. 275 276,330
4.38% ,   09/15/28 ................. 835 822,067
5.25% ,   06/30/29 ................. 535 536,929
5.75% ,   04/23/30 ................. 540 550,502
5.38% ,   12/15/31 ................. 455 452,254
5.75% ,   03/30/32 ................. 320 320,614
5.50% ,   06/30/34 ................. 460 446,405
International Game Technology plc
(e)
4.13% ,   04/15/26 ................. 715 705,452
6.25% ,   01/15/27 ................. 725 730,297
5.25% ,   01/15/29 ................. 750 733,129
Jacobs Entertainment, Inc., 6.75%,  02/15/29
(e)
500 454,774
KFC Holding Co., 4.75%,  06/01/27
(e)
...... 719 717,359
Las Vegas Sands Corp.
3.50% ,   08/18/26 ................. 858 839,043
5.90% ,   06/01/27 ................. 345 349,074
5.63% ,   06/15/28 ................. 250 249,899
3.90% ,   08/08/29 ................. 1,005 933,195
6.00% ,   08/15/29 ................. 460 463,882
6.00% ,   06/14/30 ................. 215 215,385
6.20% ,   08/15/34 ................. 575 564,433
Life Time, Inc., 6.00%,  11/15/31
(e)
........ 505 503,887
Light & Wonder International, Inc.
(e)
7.00% ,   05/15/28 ................. 680 680,260
7.25% ,   11/15/29 ................. 582 592,444
7.50% ,   09/01/31 ................. 575 591,018
Lindblad Expeditions Holdings, Inc.,
9.00%,  05/15/28
(e)
............... 275 282,713
Lindblad Expeditions LLC, 6.75%,  02/15/27
(e)
375 373,750
MajorDrive Holdings IV LLC, 6.38%,  06/01/29
(e)
535 397,125
Marriott International, Inc.
Series R , 3.13% ,   06/15/26 ........... 818 805,720
5.45% ,   09/15/26 ................. 535 541,122
5.00% ,   10/15/27 ................. 1,080 1,094,837
Series X , 4.00% ,   04/15/28 ........... 433 427,701
5.55% ,   10/15/28 ................. 430 443,943
Series AA , 4.65% ,   12/01/28 .......... 116 116,511
4.90% ,   04/15/29 ................. 825 831,654
4.88% ,   05/15/29 ................. 185 186,610
4.80% ,   03/15/30 ................. 90 90,077
Series FF , 4.63% ,   06/15/30 .......... 1,350 1,341,784
Series HH , 2.85% ,   04/15/31 .......... 760 680,191
5.10% ,   04/15/32 ................. 495 494,143
Series GG , 3.50% ,   10/15/32 .......... 1,176 1,046,819

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
81
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Series II , 2.75% ,   10/15/33 ........... USD 275 $ 227,660
5.30% ,   05/15/34 ................. 610 602,222
5.35% ,   03/15/35 ................. 1,210 1,190,267
5.50% ,   04/15/37 ................. 1,075 1,048,592
Marriott Ownership Resorts, Inc.
(d)
4.75% ,   01/15/28 ................. 330 313,144
4.50% ,   06/15/29
(e)
................ 490 446,089
McDonald's Corp.
3.50% ,   03/01/27 ................. 988 975,808
3.50% ,   07/01/27 ................. 1,362 1,343,693
3.80% ,   04/01/28 ................. 962 954,301
4.80% ,   08/14/28 ................. 955 971,323
5.00% ,   05/17/29 ................. 405 415,211
2.63% ,   09/01/29 ................. 1,120 1,046,544
2.13% ,   03/01/30 ................. 990 892,263
4.60% ,   05/15/30 ................. 460 463,171
3.60% ,   07/01/30 ................. 996 958,231
4.60% ,   09/09/32 ................. 680 678,062
4.95% ,   08/14/33 ................. 575 580,698
5.20% ,   05/17/34 ................. 395 403,320
4.95% ,   03/03/35 ................. 425 421,234
4.70% ,   12/09/35 ................. 1,058 1,028,192
6.30% ,   10/15/37 ................. 775 842,031
6.30% ,   03/01/38 ................. 806 870,645
5.70% ,   02/01/39 ................. 326 334,323
4.88% ,   07/15/40 ................. 392 361,503
3.70% ,   02/15/42 ................. 400 312,599
3.63% ,   05/01/43 ................. 484 368,757
4.60% ,   05/26/45 ................. 508 439,226
4.88% ,   12/09/45 ................. 1,336 1,190,814
4.45% ,   03/01/47 ................. 1,226 1,020,558
4.45% ,   09/01/48 ................. 792 657,394
3.63% ,   09/01/49 ................. 1,604 1,151,960
4.20% ,   04/01/50 ................. 748 587,966
5.15% ,   09/09/52 ................. 520 472,223
5.45% ,   08/14/53 ................. 955 908,511
Meituan
(f)
4.50% ,   04/02/28
(d)
................ 1,400 1,394,951
4.63% ,   10/02/29
(d)
................ 1,400 1,392,789
3.05% ,   10/28/30 ................. 1,400 1,278,786
Melco Resorts Finance Ltd.
5.25% ,   04/26/26
(f)
................. 200 197,029
5.63% ,   07/17/27
(f)
................. 610 588,131
5.75% ,   07/21/28
(e)
................ 865 815,814
5.38% ,   12/04/29
(e)
................ 1,155 1,042,384
7.63% ,   04/17/32
(e)
................ 770 740,341
Merlin Entertainments Group US Holdings, Inc.,
7.38%,  02/15/31
(e)
............... 515 478,675
MGM China Holdings Ltd.
(e)
5.88% ,   05/15/26 ................. 725 721,390
4.75% ,   02/01/27 ................. 760 741,692
7.13% ,   06/26/31
(d)
................ 505 507,833
MGM Resorts International
4.63% ,   09/01/26 ................. 342 339,111
5.50% ,   04/15/27 ................. 673 671,176
4.75% ,   10/15/28 ................. 800 770,916
6.13% ,   09/15/29 ................. 860 856,717
6.50% ,   04/15/32
(d)
................ 755 744,096
Midwest Gaming Borrower LLC,
4.88%,  05/01/29
(e)
............... 720 681,811
Minor International PCL, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
7.92%), 2.70%
(f) (h) (j)
............... 200 193,653
Mohegan Tribal Gaming Authority
(e)
13.25% ,   12/15/27 ................. 505 560,092
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
8.25% ,   04/15/30 ................. USD 580 $ 580,533
11.88% ,   04/15/31 ................. 400 395,084
Motion Bondco DAC, 6.63%,  11/15/27
(e)
.... 450 425,138
Motion Finco SARL, 8.38%,  02/15/32
(e)
.... 405 383,702
NCL Corp. Ltd.
(e)
5.88% ,   02/15/27 ................. 1,005 1,000,517
8.13% ,   01/15/29 ................. 780 815,472
7.75% ,   02/15/29 ................. 550 567,802
6.25% ,   03/01/30 ................. 350 341,079
6.75% ,   02/01/32 ................. 1,405 1,371,736
NCL Finance Ltd., 6.13%,  03/15/28
(e)
..... 580 575,663
Ontario Gaming GTA LP, 8.00%,  08/01/30
(e)
. 415 399,720
Papa John's International, Inc.,
3.88%,  09/15/29
(e)
............... 390 362,097
Penn Entertainment, Inc.
(e)
5.63% ,   01/15/27 ................. 415 409,008
4.13% ,   07/01/29
(d)
................ 385 338,077
Premier Entertainment Sub LLC
(e)
5.63% ,   09/01/29 ................. 730 426,831
5.88% ,   09/01/31 ................. 705 372,095
Raising Cane's Restaurants LLC,
9.38%,  05/01/29
(e)
............... 485 514,868
Resorts World Las Vegas LLC
4.63% ,   04/16/29
(f)
................. 800 691,817
8.45% ,   07/27/30
(e)
................ 422 413,660
4.63% ,   04/06/31
(e)
................ 620 496,665
Rivers Enterprise Borrower LLC,
6.63%,  02/01/33
(e)
............... 325 321,263
Royal Caribbean Cruises Ltd.
4.25% ,   07/01/26
(e)
................ 585 576,459
5.50% ,   08/31/26
(e)
................ 987 988,256
5.38% ,   07/15/27
(e)
................ 955 953,707
7.50% ,   10/15/27 ................. 300 315,942
3.70% ,   03/15/28 ................. 501 480,173
5.50% ,   04/01/28
(e)
................ 1,355 1,353,499
5.63% ,   09/30/31
(e)
................ 1,415 1,405,258
6.25% ,   03/15/32
(e)
................ 1,260 1,279,555
6.00% ,   02/01/33
(e)
................ 1,900 1,905,219
Sabre GLBL, Inc.
(d)(e)
8.63% ,   06/01/27 ................. 685 657,321
10.75% ,   11/15/29 ................. 782 748,123
Sands China Ltd.
(g)
2.30% ,   03/08/27 ................. 755 710,328
5.40% ,   08/08/28 ................. 1,973 1,941,408
2.85% ,   03/08/29 ................. 690 616,863
4.38% ,   06/18/30 ................. 735 679,276
3.25% ,   08/08/31
(d)
................ 640 544,427
Scientific Games Holdings LP,
6.63%,  03/01/30
(e)
............... 830 791,800
SeaWorld Parks & Entertainment, Inc.,
5.25%,  08/15/29
(e)
............... 725 688,960
Six Flags Entertainment Corp.
5.38% ,   04/15/27 ................. 480 477,461
5.50% ,   04/15/27
(e)
................ 525 520,286
6.50% ,   10/01/28 ................. 290 291,464
5.25% ,   07/15/29 ................. 451 429,847
7.25% ,   05/15/31
(d) (e)
............... 800 811,071
6.63% ,   05/01/32
(e)
................ 835 842,656
Sodexo, Inc., 2.72%,  04/16/31
(e)
........ 455 400,827
Speedway Motorsports LLC, 4.88%,  11/01/27
(e)
355 340,975
Starbucks Corp.
2.45% ,   06/15/26 ................. 780 763,535
4.85% ,   02/08/27 ................. 615 620,461
2.00% ,   03/12/27
(d)
................ 1,190 1,140,272
3.50% ,   03/01/28 ................. 622 608,604

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
82
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
4.00% ,   11/15/28 ................. USD 1,010 $ 997,012
3.55% ,   08/15/29 ................. 1,163 1,124,876
2.25% ,   03/12/30 ................. 713 639,605
2.55% ,   11/15/30 ................. 1,411 1,264,755
4.90% ,   02/15/31 ................. 685 694,106
3.00% ,   02/14/32 ................. 890 793,590
4.80% ,   02/15/33 ................. 530 523,334
5.00% ,   02/15/34 ................. 615 609,264
4.30% ,   06/15/45 ................. 385 305,601
3.75% ,   12/01/47 ................. 590 425,350
4.50% ,   11/15/48 ................. 1,036 839,406
4.45% ,   08/15/49 ................. 960 765,682
3.35% ,   03/12/50 ................. 565 370,965
3.50% ,   11/15/50 ................. 1,183 794,906
Station Casinos LLC
(e)
4.50% ,   02/15/28 ................. 670 647,256
4.63% ,   12/01/31 ................. 510 462,984
6.63% ,   03/15/32 ................. 500 497,207
Studio City Co. Ltd., 7.00%,  02/15/27
(e)
.... 356 355,016
Studio City Finance Ltd.
(e)
6.50% ,   01/15/28 ................. 525 504,036
5.00% ,   01/15/29 ................. 1,090 959,077
Sunny Express Enterprises Corp.
(f)
2.95% ,   03/01/27 ................. 600 587,557
3.00% ,   10/23/29 ................. 400 380,469
3.13% ,   04/23/30 ................. 600 570,472
TKC Holdings, Inc.
(e)
6.88% ,   05/15/28 ................. 435 436,130
10.50% ,   05/15/29
(d)
............... 685 687,062
Travel + Leisure Co.
(g)
6.63% ,   07/31/26
(e)
................ 640 644,213
6.00% ,   04/01/27 ................. 465 467,571
4.50% ,   12/01/29
(e)
................ 645 605,358
4.63% ,   03/01/30
(e)
................ 345 321,068
Vail Resorts, Inc., 6.50%,  05/15/32
(d) (e)
..... 595 602,612
Viking Cruises Ltd.
(e)
5.88% ,   09/15/27 ................. 775 771,574
7.00% ,   02/15/29 ................. 500 501,562
9.13% ,   07/15/31 ................. 715 764,480
Viking Ocean Cruises Ship VII Ltd.,
5.63%,  02/15/29
(e)
............... 354 349,786
VOC Escrow Ltd., 5.00%,  02/15/28
(e)
...... 660 646,965
Wyndham Hotels & Resorts, Inc.,
4.38%,  08/15/28
(e)
............... 490 470,831
Wynn Las Vegas LLC, 5.25%,  05/15/27
(e)
... 895 886,275
Wynn Macau Ltd.
(e)
5.50% ,   10/01/27
(d)
................ 745 724,736
5.63% ,   08/26/28 ................. 1,340 1,279,648
5.13% ,   12/15/29 ................. 990 908,935
Wynn Resorts Finance LLC
(e)
5.13% ,   10/01/29 ................. 767 740,264
7.13% ,   02/15/31 ................. 985 1,016,699
6.25% ,   03/15/33 ................. 775 749,859
Yum! Brands, Inc.
4.75% ,   01/15/30
(e)
................ 770 747,918
3.63% ,   03/15/31 ................. 1,021 921,753
4.63% ,   01/31/32 ................. 1,075 1,012,720
5.38% ,   04/01/32 ................. 920 904,986
6.88% ,   11/15/37 ................. 335 348,240
5.35% ,   11/01/43 ................. 302 276,944
191,188,182
Household Durables — 0.1%
Adams Homes, Inc., 9.25%,  10/15/28
(e)
.... 395 396,699
Albion Financing 1 SARL, 6.13%,  10/15/26
(e)
. 616 614,279
Security
Par (000)
Par (000) Value
Household Durables (continued)
Albion Financing 2 SARL, 8.75%,  04/15/27
(e)
. USD 435 $ 438,583
Arcelik A/S, 8.50%,  09/25/28
(f)
.......... 400 410,252
Ashton Woods USA LLC
(e)
6.63% ,   01/15/28 ................. 250 249,306
4.63% ,   08/01/29 ................. 360 333,859
4.63% ,   04/01/30 ................. 410 376,336
Beazer Homes USA, Inc.
5.88% ,   10/15/27 ................. 355 345,530
7.25% ,   10/15/29
(d)
................ 355 344,992
7.50% ,   03/15/31
(e)
................ 255 245,034
Brookfield Residential Properties, Inc.
(e)
6.25% ,   09/15/27 ................. 577 565,796
5.00% ,   06/15/29 ................. 370 329,228
4.88% ,   02/15/30 ................. 500 435,356
CD&R Smokey Buyer, Inc., 9.50%,  10/15/29
(e)
820 705,707
Century Communities, Inc.
6.75% ,   06/01/27 ................. 494 494,018
3.88% ,   08/15/29
(e)
................ 493 441,065
DR Horton, Inc.
1.30% ,   10/15/26 ................. 715 684,382
1.40% ,   10/15/27 ................. 390 363,239
5.00% ,   10/15/34 ................. 40 38,827
5.50% ,   10/15/35 ................. 475 476,138
Dream Finders Homes, Inc., 8.25%,  08/15/28
(e)
305 313,485
Empire Communities Corp., 9.75%,  05/01/29
(e)
485 472,976
Installed Building Products, Inc.,
5.75%,  02/01/28
(e)
............... 305 300,063
K. Hovnanian Enterprises, Inc.,
11.75%,  09/30/29
(e)
............... 425 451,909
KB Home
6.88% ,   06/15/27 ................. 295 302,194
4.80% ,   11/15/29 ................. 304 293,514
7.25% ,   07/15/30 ................. 330 337,344
4.00% ,   06/15/31
(d)
................ 375 338,913
Landsea Homes Corp., 8.88%,  04/01/29
(d) (e)
. 310 293,966
Leggett & Platt, Inc.
3.50% ,   11/15/27 ................. 613 589,343
4.40% ,   03/15/29 ................. 556 532,553
3.50% ,   11/15/51 ................. 575 339,700
Lennar Corp.
5.25% ,   06/01/26 ................. 605 606,840
5.00% ,   06/15/27 ................. 910 915,027
4.75% ,   11/29/27 ................. 740 742,852
LG Electronics, Inc.
(f)
5.63% ,   04/24/27 ................. 400 407,928
5.63% ,   04/24/29 ................. 200 205,936
LGI Homes, Inc.
(e)
8.75% ,   12/15/28 ................. 405 409,179
4.00% ,   07/15/29
(d)
................ 315 273,704
7.00% ,   11/15/32 ................. 415 383,017
M/I Homes, Inc.
4.95% ,   02/01/28 ................. 380 370,902
3.95% ,   02/15/30 ................. 310 281,376
Mattamy Group Corp.
(e)
5.25% ,   12/15/27 ................. 495 481,127
4.63% ,   03/01/30 ................. 620 568,109
MDC Holdings, Inc.
3.85% ,   01/15/30 ................. 565 539,145
2.50% ,   01/15/31 ................. 586 510,280
6.00% ,   01/15/43 ................. 510 471,380
3.97% ,   08/06/61
(d)
................ 210 155,258
Meritage Homes Corp.
5.13% ,   06/06/27 ................. 325 327,177
3.88% ,   04/15/29
(e)
................ 665 633,775
5.65% ,   03/15/35 ................. 250 243,848

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
83
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables (continued)
Midea Investment Development Co. Ltd.,
2.88%,  02/24/27
(f)
................ USD 400 $ 390,836
Mohawk Industries, Inc.
5.85% ,   09/18/28 ................. 930 963,725
3.63% ,   05/15/30 ................. 550 519,518
New Home Co., Inc. (The), 9.25%,  10/01/29
(e)
305 314,941
Newell Brands, Inc.
5.70% ,   04/01/26 ................. 1,000 987,553
6.38% ,   09/15/27
(d)
................ 490 479,420
6.63% ,   09/15/29 ................. 543 512,054
6.38% ,   05/15/30 ................. 885 806,113
6.63% ,   05/15/32 ................. 500 448,564
6.87% ,   04/01/36
(d)
................ 405 352,657
7.00% ,   04/01/46 ................. 652 503,871
NVR, Inc., 3.00%,  05/15/30 ........... 345 317,313
Panasonic Holdings Corp.
(e)
3.11% ,   07/19/29 ................. 385 364,940
5.30% ,   07/16/34
(d)
................ 530 532,875
PulteGroup, Inc.
5.00% ,   01/15/27 ................. 669 673,801
7.88% ,   06/15/32 ................. 373 424,420
6.38% ,   05/15/33 ................. 435 459,856
6.00% ,   02/15/35 ................. 388 398,014
Shea Homes LP
4.75% ,   02/15/28 ................. 452 438,250
4.75% ,   04/01/29 ................. 315 296,787
Somnigroup International, Inc.
(e)
4.00% ,   04/15/29 ................. 790 733,515
3.88% ,   10/15/31 ................. 805 707,658
STL Holding Co. LLC, 8.75%,  02/15/29
(e)
... 281 285,926
SWF Holdings I Corp., 6.50%,  10/06/29
(b) (e)
.. 482 347,098
Taylor Morrison Communities, Inc.
(e)
5.88% ,   06/15/27 ................. 510 512,789
5.75% ,   01/15/28 ................. 465 465,409
5.13% ,   08/01/30 ................. 505 489,357
Toll Brothers Finance Corp.
4.88% ,   03/15/27 ................. 869 869,943
4.35% ,   02/15/28 ................. 605 599,442
3.80% ,   11/01/29
(d)
................ 560 535,865
TopBuild Corp.
(e)
3.63% ,   03/15/29 ................. 370 343,841
4.13% ,   02/15/32 ................. 505 453,920
TRI Pointe Homes, Inc.
5.25% ,   06/01/27 ................. 288 286,885
5.70% ,   06/15/28 ................. 336 336,531
Vestel Elektronik Sanayi ve Ticaret A/S,
9.75%,  05/15/29
(f)
................ 600 482,941
Whirlpool Corp.
4.75% ,   02/26/29
(d)
................ 858 813,065
2.40% ,   05/15/31 ................. 325 263,828
4.70% ,   05/14/32
(d)
................ 360 314,316
5.50% ,   03/01/33 ................. 345 315,723
5.75% ,   03/01/34
(d)
................ 295 273,075
4.50% ,   06/01/46 ................. 485 327,963
4.60% ,   05/15/50 ................. 465 307,205
41,633,249
Household Products — 0.1%
Central Garden & Pet Co.
5.13% ,   02/01/28 ................. 300 296,169
4.13% ,   10/15/30 ................. 497 455,636
4.13% ,   04/30/31
(e)
................ 397 356,582
Church & Dwight Co., Inc.
3.15% ,   08/01/27 ................. 1,025 1,000,906
2.30% ,   12/15/31 ................. 480 413,438
Security
Par (000)
Par (000) Value
Household Products (continued)
5.60% ,   11/15/32 ................. USD 860 $ 896,148
3.95% ,   08/01/47 ................. 469 361,313
5.00% ,   06/15/52 ................. 520 457,442
Clorox Co. (The)
3.10% ,   10/01/27 ................. 854 832,383
3.90% ,   05/15/28 ................. 535 528,926
4.40% ,   05/01/29 ................. 200 200,308
1.80% ,   05/15/30 ................. 683 597,942
4.60% ,   05/01/32 ................. 290 286,581
Colgate-Palmolive Co.
3.10% ,   08/15/27 ................. 715 704,293
4.60% ,   03/01/28 ................. 675 690,694
4.20% ,   05/01/30 ................. 425 426,974
3.25% ,   08/15/32 ................. 575 532,494
4.60% ,   03/01/33
(d)
................ 685 692,634
4.00% ,   08/15/45 ................. 645 533,300
3.70% ,   08/01/47 ................. 680 526,771
Energizer Holdings, Inc.
(e)
6.50% ,   12/31/27
(d)
................ 305 306,049
4.75% ,   06/15/28 ................. 574 553,761
4.38% ,   03/31/29 ................. 795 742,356
Kimberly-Clark Corp.
1.05% ,   09/15/27 ................. 560 522,460
3.95% ,   11/01/28 ................. 577 574,670
3.20% ,   04/25/29 ................. 788 762,063
3.10% ,   03/26/30 ................. 1,043 988,365
2.00% ,   11/02/31
(d)
................ 365 318,835
4.50% ,   02/16/33 ................. 550 547,134
6.63% ,   08/01/37 ................. 762 873,442
5.30% ,   03/01/41 ................. 210 206,058
3.20% ,   07/30/46 ................. 620 431,608
3.90% ,   05/04/47 ................. 450 350,701
2.88% ,   02/07/50 ................. 658 421,583
Kimberly-Clark de Mexico SAB de CV,
2.43%,  07/01/31
(f)
................ 600 529,861
Kronos Acquisition Holdings, Inc.
(e)
8.25% ,   06/30/31 ................. 575 476,033
10.75% ,   06/30/32
(d)
............... 470 282,874
Procter & Gamble Co. (The)
2.45% ,   11/03/26 ................. 643 629,948
1.90% ,   02/01/27 ................. 645 624,929
2.80% ,   03/25/27 ................. 1,085 1,063,744
2.85% ,   08/11/27 ................. 1,330 1,300,665
3.95% ,   01/26/28 ................. 655 660,572
4.35% ,   01/29/29 ................. 885 899,578
4.15% ,   10/24/29 ................. 500 504,681
3.00% ,   03/25/30 ................. 2,075 1,980,977
4.05% ,   05/01/30 ................. 725 726,975
1.20% ,   10/29/30 ................. 1,750 1,500,765
1.95% ,   04/23/31 ................. 581 514,048
2.30% ,   02/01/32 ................. 377 336,109
4.05% ,   01/26/33 ................. 1,125 1,102,963
4.55% ,   01/29/34 ................. 715 713,109
5.80% ,   08/15/34 ................. 465 503,433
4.55% ,   10/24/34 ................. 500 497,038
4.60% ,   05/01/35 ................. 725 723,924
5.55% ,   03/05/37 ................. 375 398,893
3.55% ,   03/25/40 ................. 590 499,451
3.50% ,   10/25/47 ................. 460 349,322
3.60% ,   03/25/50 ................. 585 441,270
Reckitt Benckiser Treasury Services plc,
3.00%,  06/26/27
(e)
............... 1,583 1,540,953
SC Johnson & Son, Inc.
(e)
4.00% ,   05/15/43 ................. 265 209,483

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
84
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Products (continued)
4.75% ,   10/15/46 ................. USD 1,050 $ 897,923
38,299,540
Independent Power and Renewable Electricity Producers — 0.1%
AES Andes SA
(f)
6.30% ,   03/15/29 ................. 400 406,950
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.84%),
8.15% ,   06/10/55
(h)
............... 600 611,923
AES Corp. (The)
5.45% ,   06/01/28 ................. 945 959,547
3.95% ,   07/15/30
(e)
................ 822 771,995
2.45% ,   01/15/31 ................. 725 620,989
5.80% ,   03/15/32 ................. 50 49,838
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.20%),
7.60% ,   01/15/55
(h)
............... 950 940,987
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.89%),
6.95% ,   07/15/55
(h)
............... 515 481,792
Alexander Funding Trust II, 7.47%,  07/31/28
(e)
514 545,500
Atlantica Sustainable Infrastructure plc,
4.13%,  06/15/28
(e)
............... 415 394,980
Aydem Yenilenebilir Enerji A/S,
7.75%,  02/02/27
(f)
................ 540 536,566
Basin Electric Power Cooperative,
4.75%,  04/26/47
(e)
............... 443 370,416
Calpine Corp.
(e)
4.50% ,   02/15/28 ................. 1,230 1,202,773
5.13% ,   03/15/28 ................. 1,464 1,448,821
4.63% ,   02/01/29 ................. 645 623,171
5.00% ,   02/01/31 ................. 862 829,702
3.75% ,   03/01/31 ................. 880 812,292
Clearway Energy Operating LLC
(e)
4.75% ,   03/15/28 ................. 836 816,095
3.75% ,   02/15/31 ................. 913 813,689
3.75% ,   01/15/32 ................. 350 303,554
Colbun SA
(f)
3.95% ,   10/11/27 ................. 400 391,960
3.15% ,   03/06/30
(d)
................ 800 731,233
3.15% ,   01/19/32 ................. 400 346,939
Cometa Energia SA de CV, 6.38%,  04/24/35
(f)
431 429,827
Constellation Energy Generation LLC
5.60% ,   03/01/28 ................. 810 835,444
5.80% ,   03/01/33 ................. 605 626,470
6.13% ,   01/15/34 ................. 505 530,777
6.25% ,   10/01/39 ................. 920 956,911
5.75% ,   10/01/41 ................. 475 462,454
5.60% ,   06/15/42 ................. 900 859,061
6.50% ,   10/01/53 ................. 885 914,570
5.75% ,   03/15/54 ................. 830 784,960
Emirates Semb Corp. Water & Power Co.
PJSC, 4.45%,  08/01/35
(e)
........... 400 374,195
FIEMEX Energia - Banco Actinver SA Institucion
de Banca Multiple, 7.25%,  01/31/41
(f)
.... 1,442 1,429,706
Great River Energy
(d)(e)
6.25% ,   07/01/38 ................. 321 332,803
7.23% ,   07/01/38 ................. 493 537,986
JERA Co., Inc., 3.67%,  04/14/27
(f)
....... 200 197,296
Lightning Power LLC, 7.25%,  08/15/32
(e)
... 1,460 1,513,799
Oglethorpe Power Corp.
6.19% ,   01/01/31
(e)
................ 649 680,590
5.95% ,   11/01/39 ................. 485 497,422
5.38% ,   11/01/40 ................. 420 402,718
4.50% ,   04/01/47 ................. 480 387,071
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
5.05% ,   10/01/48 ................. USD 601 $ 521,596
3.75% ,   08/01/50 ................. 340 238,173
5.25% ,   09/01/50 ................. 433 379,243
6.20% ,   12/01/53 ................. 485 488,557
5.80% ,   06/01/54
(e)
................ 475 456,227
5.90% ,   02/01/55
(e)
................ 200 195,230
Pertamina Geothermal Energy PT,
5.15%,  04/27/28
(f)
................ 400 401,793
ReNew Wind Energy AP2, 4.50%,  07/14/28
(f)
. 600 553,411
Saavi Energia SARL, 8.88%,  02/10/35
(e)
... 1,000 1,003,780
San Miguel Global Power Holdings Corp.
(f)(h)(j)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 7.16%), 5.45% 600 565,116
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 7.73%), 8.75% 800 781,848
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 6.40%), 8.13% 600 572,721
Southern Power Co.
5.15% ,   09/15/41 ................. 590 546,964
5.25% ,   07/15/43 ................. 304 279,942
Series F , 4.95% ,   12/15/46 ........... 401 344,984
Talen Energy Supply LLC, 8.63%,  06/01/30
(e)
1,180 1,259,033
TransAlta Corp.
7.75% ,   11/15/29 ................. 393 409,572
6.50% ,   03/15/40 ................. 297 273,748
Tri-State Generation & Transmission
Association, Inc., 6.00%,  06/15/40
(e)
..... 215 216,716
Zorlu Enerji Elektrik Uretim A/S,
11.00%,  04/23/30
(f)
............... 1,000 919,938
38,174,364
Industrial Conglomerates — 0.1%
3M Co.
2.25% ,   09/19/26 ................. 555 539,563
2.88% ,   10/15/27 ................. 802 776,180
3.63% ,   09/14/28 ................. 677 662,349
3.38% ,   03/01/29 ................. 992 955,837
2.38% ,   08/26/29 ................. 1,122 1,033,297
4.80% ,   03/15/30 ................. 350 353,057
3.05% ,   04/15/30 ................. 1,043 970,236
5.15% ,   03/15/35 ................. 440 437,038
5.70% ,   03/15/37 ................. 510 526,145
3.88% ,   06/15/44 ................. 370 292,779
3.13% ,   09/19/46 ................. 595 400,487
3.63% ,   10/15/47 ................. 577 422,750
4.00% ,   09/14/48 ................. 1,271 987,334
3.25% ,   08/26/49 ................. 1,078 724,828
3.70% ,   04/15/50 ................. 240 173,591
CITIC Ltd.
(f)
3.70% ,   06/14/26 ................. 400 397,654
2.88% ,   02/17/27 ................. 1,200 1,171,944
3.88% ,   02/28/27 ................. 800 794,875
4.00% ,   01/11/28 ................. 400 397,085
2.85% ,   02/25/30 ................. 800 749,622
3.50% ,   02/17/32 ................. 200 185,604
Honeywell International, Inc.
2.50% ,   11/01/26 ................. 1,978 1,928,713
1.10% ,   03/01/27 ................. 1,215 1,149,736
4.65% ,   07/30/27 ................. 1,245 1,258,722
4.95% ,   02/15/28 ................. 595 608,011
4.25% ,   01/15/29 ................. 825 824,558
2.70% ,   08/15/29 ................. 980 916,052
4.88% ,   09/01/29 ................. 690 704,623
4.70% ,   02/01/30 ................. 795 804,159

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
85
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Industrial Conglomerates (continued)
1.95% ,   06/01/30 ................. USD 1,095 $ 970,390
1.75% ,   09/01/31 ................. 825 694,406
4.95% ,   09/01/31 ................. 1,240 1,263,494
4.75% ,   02/01/32 ................. 785 786,094
5.00% ,   02/15/33 ................. 655 657,038
4.50% ,   01/15/34 ................. 920 889,905
5.00% ,   03/01/35 ................. 1,380 1,372,245
5.70% ,   03/15/36 ................. 719 745,381
5.70% ,   03/15/37 ................. 687 711,171
5.38% ,   03/01/41 ................. 490 487,542
3.81% ,   11/21/47 ................. 604 453,880
2.80% ,   06/01/50 ................. 1,152 716,424
5.25% ,   03/01/54 ................. 870 814,149
5.35% ,   03/01/64 ................. 585 539,695
Hutchison Whampoa International 03/33 Ltd.,
7.45%,  11/24/33
(e)
................ 400 459,130
Mega Advance Investments Ltd.,
6.38%,  05/12/41
(e)
............... 200 217,483
Pentair Finance SARL
4.50% ,   07/01/29 ................. 725 714,957
5.90% ,   07/15/32 ................. 295 302,321
33,942,534
Industrial REITs — 0.1%
Americold Realty Operating Partnership LP
5.60% ,   05/15/32 ................. 340 340,483
5.41% ,   09/12/34
(d)
................ 260 252,542
Cibanco SA Ibm, 4.96%,  07/18/29
(f)
...... 400 384,168
Goodman US Finance Five LLC,
4.63%,  05/04/32
(e)
............... 350 340,136
Goodman US Finance Four LLC,
4.50%,  10/15/37
(e)
............... 40 36,320
Goodman US Finance Six LLC,
5.13%,  10/07/34
(e)
............... 445 436,341
Goodman US Finance Three LLC,
3.70%,  03/15/28
(d) (e)
.............. 540 526,502
LXP Industrial Trust
6.75% ,   11/15/28 ................. 620 658,782
2.70% ,   09/15/30 ................. 185 162,843
2.38% ,   10/01/31 ................. 80 66,936
Prologis LP
3.25% ,   06/30/26 ................. 357 353,153
3.25% ,   10/01/26 ................. 605 596,814
2.13% ,   04/15/27 ................. 763 734,578
3.38% ,   12/15/27 ................. 460 450,946
4.88% ,   06/15/28 ................. 1,065 1,083,901
3.88% ,   09/15/28 ................. 570 562,520
4.00% ,   09/15/28 ................. 357 353,906
4.38% ,   02/01/29 ................. 590 592,346
2.88% ,   11/15/29 ................. 310 290,840
2.25% ,   04/15/30 ................. 1,061 956,244
1.75% ,   07/01/30 ................. 633 549,854
1.25% ,   10/15/30 ................. 971 824,311
1.75% ,   02/01/31 ................. 465 397,018
1.63% ,   03/15/31 ................. 450 379,932
2.25% ,   01/15/32 ................. 545 466,025
4.63% ,   01/15/33 ................. 550 539,732
4.75% ,   06/15/33 ................. 670 658,520
5.13% ,   01/15/34 ................. 759 759,271
5.00% ,   03/15/34 ................. 775 767,750
5.00% ,   01/31/35 ................. 500 494,303
4.38% ,   09/15/48 ................. 545 446,231
3.05% ,   03/01/50 ................. 422 270,478
3.00% ,   04/15/50 ................. 688 438,037
2.13% ,   10/15/50 ................. 618 320,930
Security
Par (000)
Par (000) Value
Industrial REITs (continued)
5.25% ,   06/15/53 ................. USD 785 $ 727,060
5.25% ,   03/15/54 ................. 630 583,535
Rexford Industrial Realty LP
5.00% ,   06/15/28 ................. 250 250,084
2.13% ,   12/01/30 ................. 585 498,210
2.15% ,   09/01/31 ................. 480 400,906
18,952,488
Insurance — 1.3%
200 Park Funding Trust, 5.74%,  02/15/55
(e)
.. 100 97,451
Accident Fund Insurance Co. of America,
8.50%,  08/01/32
(d) (e)
.............. 5 4,973
ACE Capital Trust II, 9.70%,  04/01/30 ..... 573 680,164
Acrisure LLC
(e)
8.25% ,   02/01/29 ................. 925 947,194
4.25% ,   02/15/29 ................. 715 668,496
8.50% ,   06/15/29 ................. 490 505,290
6.00% ,   08/01/29 ................. 525 501,333
7.50% ,   11/06/30 ................. 1,095 1,118,119
AEGON Funding Co. LLC, 5.50%,  04/16/27
(d) (e)
600 607,975
Aegon Ltd., 5.50%,  04/11/48
(h)
.......... 375 371,509
Aflac, Inc.
2.88% ,   10/15/26 ................. 567 554,859
3.60% ,   04/01/30 ................. 1,075 1,035,580
4.00% ,   10/15/46 ................. 402 311,768
4.75% ,   01/15/49 ................. 525 445,539
AIA Group Ltd.
(e)
5.63% ,   10/25/27 ................. 1,535 1,587,391
3.90% ,   04/06/28 .................. 798 791,772
3.60% ,   04/09/29 ................. 1,243 1,209,489
3.38% ,   04/07/30
(d)
................ 1,461 1,393,072
4.95% ,   04/04/33
(d)
................ 1,175 1,179,171
5.38% ,   04/05/34 ................. 560 565,165
4.95% ,   03/30/35 ................. 405 395,818
3.20% ,   09/16/40 ................. 1,935 1,466,832
4.88% ,   03/11/44 ................. 390 357,391
4.50% ,   03/16/46
(d)
................ 665 576,077
5.40% ,   09/30/54 ................. 495 453,482
AIG SunAmerica Global Financing X,
6.90%,  03/15/32
(e)
............... 896 978,991
Alleghany Corp.
3.63% ,   05/15/30 ................. 190 183,811
4.90% ,   09/15/44 ................. 415 372,893
3.25% ,   08/15/51 ................. 570 377,349
Alliant Holdings Intermediate LLC
(e)
4.25% ,   10/15/27 ................. 740 714,520
6.75% ,   10/15/27 ................. 1,290 1,284,644
6.75% ,   04/15/28 ................. 1,235 1,242,708
5.88% ,   11/01/29 ................. 444 427,269
7.00% ,   01/15/31 ................. 1,405 1,425,251
6.50% ,   10/01/31 ................. 1,055 1,053,592
7.38% ,   10/01/32 ................. 675 680,950
Allianz SE
(e)(h)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.23%),
6.35% ,   09/06/53 ................ 1,175 1,204,622
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.77%),
5.60% ,   09/03/54 ................ 1,155 1,121,791
Allstate Corp. (The)
3.28% ,   12/15/26 ................. 1,076 1,056,286
5.05% ,   06/24/29 ................. 360 367,054
1.45% ,   12/15/30 ................. 1,425 1,201,434
5.25% ,   03/30/33 ................. 665 672,694
5.35% ,   06/01/33 ................. 233 236,833

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
86
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
5.55% ,   05/09/35 ................. USD 777 $ 797,433
5.95% ,   04/01/36 ................. 410 437,770
4.50% ,   06/15/43 ................. 423 356,650
4.20% ,   12/15/46 ................. 713 565,731
3.85% ,   08/10/49 ................. 695 507,594
6.50% ,   05/15/57
(h)
................ 434 432,348
American Financial Group, Inc.
5.25% ,   04/02/30
(d)
................ 185 189,835
4.50% ,   06/15/47 ................. 804 647,277
American International Group, Inc.
4.20% ,   04/01/28 ................. 690 685,584
3.40% ,   06/30/30 ................. 1,170 1,099,239
5.13% ,   03/27/33 ................. 650 649,704
3.88% ,   01/15/35 ................. 435 391,291
4.50% ,   07/16/44 ................. 860 731,402
4.80% ,   07/10/45 ................. 35 30,842
4.75% ,   04/01/48 ................. 949 819,785
Series A-9 , 5.75% ,   04/01/48
(h)
......... 5 4,938
4.38% ,   06/30/50 ................. 950 771,454
American National Global Funding,
5.55%,  01/28/30
(e)
............... 175 178,951
American National Group, Inc.
5.00% ,   06/15/27 ................. 966 967,809
5.75% ,   10/01/29 ................. 30 30,485
6.14% ,   06/13/32
(e)
................ 145 146,478
Americo Life, Inc., 3.45%,  04/15/31
(d) (e)
.... 620 545,172
AmFam Holdings, Inc.
(e)
2.81% ,   03/11/31 ................. 655 551,541
3.83% ,   03/11/51 ................. 595 370,008
AmWINS Group, Inc.
(e)
6.38% ,   02/15/29 ................. 720 728,034
4.88% ,   06/30/29 ................. 805 766,519
Aon Corp.
8.21% ,   01/01/27 ................. 700 729,497
2.85% ,   05/28/27 ................. 525 510,047
4.50% ,   12/15/28 ................. 506 507,823
3.75% ,   05/02/29 ................. 1,244 1,209,213
2.80% ,   05/15/30 ................. 1,303 1,195,212
2.05% ,   08/23/31 ................. 690 592,474
2.60% ,   12/02/31 ................. 385 336,970
5.00% ,   09/12/32 ................. 565 565,394
5.35% ,   02/28/33 ................. 736 747,219
6.25% ,   09/30/40 ................. 285 302,865
2.90% ,   08/23/51 ................. 510 306,529
3.90% ,   02/28/52 ................. 1,205 875,744
Aon Global Ltd.
4.60% ,   06/14/44 ................. 940 792,919
4.75% ,   05/15/45 ................. 442 380,681
Aon North America, Inc.
5.13% ,   03/01/27 ................. 710 719,824
5.15% ,   03/01/29 ................. 910 928,985
5.30% ,   03/01/31 ................. 875 899,673
5.45% ,   03/01/34 ................. 1,555 1,581,320
5.75% ,   03/01/54 ................. 1,685 1,630,382
APH Somerset Investor 2 LLC,
7.88%,  11/01/29
(e)
................ 770 752,511
Arch Capital Finance LLC
4.01% ,   12/15/26 ................. 642 636,812
5.03% ,   12/15/46 ................. 508 453,268
Arch Capital Group Ltd.
7.35% ,   05/01/34 ................. 383 438,202
3.64% ,   06/30/50 ................. 961 684,091
Arch Capital Group US, Inc., 5.14%,  11/01/43 648 592,334
Ardonagh Finco Ltd., 7.75%,  02/15/31
(e)
.... 1,140 1,165,652
Security
Par (000)
Par (000) Value
Insurance (continued)
Ardonagh Group Finance Ltd.,
8.88%,  02/15/32
(e)
............... USD 1,410 $ 1,437,746
Argentum Netherlands BV for Swiss Re Ltd.,
5.63%,  08/15/52
(f) (h)
............... 400 398,105
Arthur J Gallagher & Co.
4.60% ,   12/15/27 ................. 680 684,645
4.85% ,   12/15/29 ................. 370 374,476
2.40% ,   11/09/31 ................. 815 707,125
5.00% ,   02/15/32 ................. 385 386,426
5.50% ,   03/02/33 ................. 250 254,432
6.50% ,   02/15/34 ................. 655 711,248
5.45% ,   07/15/34 ................. 335 340,638
5.15% ,   02/15/35 ................. 760 754,563
3.50% ,   05/20/51 ................. 1,460 988,503
3.05% ,   03/09/52 ................. 555 340,295
5.75% ,   03/02/53 ................. 657 629,564
6.75% ,   02/15/54 ................. 480 521,010
5.75% ,   07/15/54 ................. 345 332,242
5.55% ,   02/15/55 ................. 230 216,088
Ascot Group Ltd., 4.25%,  12/15/30
(e)
...... 595 522,112
Assurant, Inc.
4.90% ,   03/27/28 ................. 727 729,479
3.70% ,   02/22/30 ................. 426 401,349
2.65% ,   01/15/32 ................. 140 118,046
7.00% ,   03/27/48
(h)
................ 411 410,148
Assured Guaranty Municipal Holdings, Inc.,
6.40%,  12/15/66
(e) (h)
.............. 426 389,838
Assured Guaranty US Holdings, Inc.
6.13% ,   09/15/28 ................. 65 67,859
3.15% ,   06/15/31 ................. 455 413,385
3.60% ,   09/15/51 ................. 523 351,134
AssuredPartners, Inc.
(e)
5.63% ,   01/15/29 ................. 585 584,176
7.50% ,   02/15/32
(d)
................ 505 537,235
Athene Global Funding
(e)
5.62% ,   05/08/26 ................. 175 176,726
1.61% ,   06/29/26 ................. 1,030 995,490
4.86% ,   08/27/26 ................. 350 351,452
1.73% ,   10/02/26 ................. 787 756,175
2.95% ,   11/12/26 ................. 518 506,148
4.95% ,   01/07/27 ................. 250 251,437
5.34% ,   01/15/27 ................. 130 131,868
5.52% ,   03/25/27 ................. 1,005 1,021,179
5.35% ,   07/09/27 ................. 280 284,832
2.45% ,   08/20/27 ................. 230 218,781
2.50% ,   03/24/28 ................. 155 145,839
1.99% ,   08/19/28 ................. 1,490 1,367,058
2.72% ,   01/07/29 ................. 290 268,658
5.58% ,   01/09/29 ................. 865 885,228
4.72% ,   10/08/29 ................. 260 257,804
5.38% ,   01/07/30 ................. 250 254,919
2.55% ,   11/19/30 ................. 800 704,196
2.67% ,   06/07/31 ................. 500 434,026
5.53% ,   07/11/31 ................. 610 618,192
2.65% ,   10/04/31 ................. 410 352,893
5.32% ,   11/13/31 ................. 680 678,771
Athene Holding Ltd.
4.13% ,   01/12/28 ................. 1,266 1,247,867
6.15% ,   04/03/30 ................. 765 803,082
3.50% ,   01/15/31 ................. 617 570,941
6.65% ,   02/01/33 ................. 450 477,928
5.88% ,   01/15/34 ................. 640 648,557
3.95% ,   05/25/51 ................. 755 520,051
3.45% ,   05/15/52 ................. 451 281,057
6.25% ,   04/01/54 ................. 930 901,080

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
87
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.61%),
6.63% ,   10/15/54
(h)
............... USD 70 $ 67,449
AXA SA
8.60% ,   12/15/30 ................. 30 35,221
(SOFR Index + 4.14%), 5.13% ,   01/17/47
(f) (h)
400 399,089
AXIS Specialty Finance LLC
3.90% ,   07/15/29 ................. 541 520,308
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.19%),
4.90% ,   01/15/40
(h)
............... 196 185,467
AXIS Specialty Finance plc, 4.00%,  12/06/27 720 709,254
Baldwin Insurance Group Holdings LLC,
7.13%,  05/15/31
(e)
............... 590 601,422
Beacon Funding Trust, 6.27%,  08/15/54
(e)
... 765 743,925
Beazley Insurance DAC, 5.50%,  09/10/29
(f)
.. 400 391,066
Belrose Funding Trust, 2.33%,  08/15/30
(d) (e)
.. 720 633,299
Berkshire Hathaway Finance Corp.
2.30% ,   03/15/27 ................. 1,270 1,235,659
1.85% ,   03/12/30 ................. 649 587,867
1.45% ,   10/15/30 ................. 1,290 1,125,507
2.88% ,   03/15/32 ................. 970 888,791
5.75% ,   01/15/40 ................. 938 1,006,569
4.40% ,   05/15/42 ................. 1,108 1,022,836
4.30% ,   05/15/43 ................. 595 522,401
4.20% ,   08/15/48 ................. 1,721 1,426,937
4.25% ,   01/15/49 ................. 1,760 1,469,584
2.85% ,   10/15/50 ................. 1,988 1,265,171
2.50% ,   01/15/51 ................. 1,342 791,214
3.85% ,   03/15/52 ................. 2,200 1,676,362
Brighthouse Financial Global Funding
(e)
1.55% ,   05/24/26 ................. 510 493,451
5.55% ,   04/09/27 ................. 300 305,340
2.00% ,   06/28/28 ................. 570 523,522
5.65% ,   06/10/29 ................. 535 542,819
Brighthouse Financial, Inc.
3.70% ,   06/22/27 ................. 995 975,764
5.63% ,   05/15/30 ................. 695 714,800
4.70% ,   06/22/47 ................. 1,041 776,059
3.85% ,   12/22/51 ................. 470 295,515
BroadStreet Partners, Inc., 5.88%,  04/15/29
(e)
730 704,926
Brown & Brown, Inc.
4.50% ,   03/15/29 ................. 262 261,031
2.38% ,   03/15/31 ................. 885 764,437
4.20% ,   03/17/32 ................. 435 405,081
5.65% ,   06/11/34 ................. 495 499,229
4.95% ,   03/17/52 ................. 715 590,042
Cathaylife Singapore Pte. Ltd.
(f)
5.95% ,   07/05/34 ................. 600 622,115
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.50%),
5.30% ,   09/05/39
(h)
............... 200 196,767
China Life Insurance Overseas Co. Ltd.,
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.23%),
5.35%,  08/15/33
(f) (h)
............... 2,400 2,457,874
China Taiping Insurance Holdings Co. Ltd.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.07%),
6.40%
(f) (h) (j)
.................... 2,200 2,286,804
Chubb Corp. (The)
6.00% ,   05/11/37 ................. 634 677,182
Series 1 , 6.50% ,   05/15/38 ........... 745 825,169
Chubb INA Holdings LLC
3.35% ,   05/03/26 ................. 1,564 1,549,237
Security
Par (000)
Par (000) Value
Insurance (continued)
4.65% ,   08/15/29 ................. USD 840 $ 853,917
1.38% ,   09/15/30 ................. 1,004 864,525
5.00% ,   03/15/34 ................. 1,220 1,222,687
6.70% ,   05/15/36 ................. 435 490,474
4.15% ,   03/13/43 ................. 225 188,249
4.35% ,   11/03/45 ................. 1,175 999,337
2.85% ,   12/15/51 ................. 970 611,286
3.05% ,   12/15/61 ................. 923 556,482
Cincinnati Financial Corp.
6.92% ,   05/15/28 ................. 155 165,805
6.13% ,   11/01/34 ................. 728 764,203
CNA Financial Corp.
3.45% ,   08/15/27 ................. 535 523,372
3.90% ,   05/01/29 ................. 570 555,292
2.05% ,   08/15/30 ................. 300 260,295
5.50% ,   06/15/33 ................. 430 434,519
5.13% ,   02/15/34 ................. 510 502,416
CNO Financial Group, Inc.
5.25% ,   05/30/29 ................. 769 769,673
6.45% ,   06/15/34 ................. 715 737,479
CNO Global Funding
(e)
1.75% ,   10/07/26 ................. 365 350,020
5.88% ,   06/04/27 ................. 345 355,069
4.88% ,   12/10/27 ................. 90 90,800
2.65% ,   01/06/29 ................. 490 455,749
4.95% ,   09/09/29 ................. 425 424,409
Constellation Insurance, Inc.
(e)(g)
6.80% ,   01/24/30 ................. 455 441,244
6.63% ,   05/01/31 ................. 250 247,871
Corebridge Global Funding
(e)
5.35% ,   06/24/26
(d)
................ 325 328,826
5.75% ,   07/02/26 ................. 930 944,406
4.65% ,   08/20/27 ................. 310 311,668
5.90% ,   09/19/28 ................. 600 626,730
5.20% ,   01/12/29 ................. 815 832,539
5.20% ,   06/24/29 ................. 475 482,895
4.90% ,   12/03/29 ................. 340 342,358
Doctors Co. An Interinsurance Exchange (The),
4.50%,  01/18/32
(e)
............... 400 349,848
E.ON International Finance BV,
6.65%,  04/30/38
(e)
............... 680 735,321
Empower Finance 2020 LP
(e)
1.36% ,   09/17/27 ................. 575 535,950
1.78% ,   03/17/31 ................. 702 598,697
3.08% ,   09/17/51 ................. 760 475,567
Enstar Finance LLC, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
4.01%), 5.50%,  01/15/42
(h)
.......... 396 378,760
Enstar Group Ltd.
4.95% ,   06/01/29 ................. 732 729,260
3.10% ,   09/01/31 ................. 770 670,643
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.19%),
7.50% ,   04/01/45
(e) (h)
.............. 25 25,074
Equitable Financial Life Global Funding
(e)
1.30% ,   07/12/26 ................. 1,000 965,284
1.70% ,   11/12/26 ................. 940 903,214
1.40% ,   08/27/27 ................. 235 219,643
4.88% ,   11/19/27 ................. 525 531,142
5.45% ,   03/03/28
(d)
................ 830 855,250
1.80% ,   03/08/28 ................. 697 647,613
5.00% ,   03/27/30 ................. 200 202,395
1.75% ,   11/15/30 ................. 317 272,456
Everest Reinsurance Holdings, Inc.
4.87% ,   06/01/44 ................. 485 422,860

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
88
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
3.50% ,   10/15/50 ................. USD 1,005 $ 664,490
3.13% ,   10/15/52 ................. 904 546,878
F&G Annuities & Life, Inc.
7.40% ,   01/13/28 ................. 590 615,894
6.50% ,   06/04/29 ................. 670 683,053
6.25% ,   10/04/34 ................. 310 299,264
F&G Global Funding
(e)
1.75% ,   06/30/26 ................. 665 644,256
2.30% ,   04/11/27 ................. 690 661,169
5.88% ,   06/10/27 ................. 60 61,510
2.00% ,   09/20/28
(d)
................ 596 544,569
5.88% ,   01/16/30 ................. 60 61,236
Fairfax Financial Holdings Ltd.
4.85% ,   04/17/28 ................. 695 700,568
4.63% ,   04/29/30 ................. 336 329,813
3.38% ,   03/03/31 ................. 385 350,504
5.63% ,   08/16/32 ................. 920 932,812
6.00% ,   12/07/33 ................. 585 607,563
6.35% ,   03/22/54 ................. 935 939,258
6.10% ,   03/15/55 ................. 690 654,105
Farmers Exchange Capital, 7.05%,  07/15/28
(e)
560 590,966
Farmers Exchange Capital II, (3-mo. CME Term
SOFR + 4.01%), 6.15%,  11/01/53
(e) (h)
.... 345 331,022
Farmers Exchange Capital III,
5.45%,  10/15/54
(e) (h)
.............. 530 479,165
Farmers Insurance Exchange
(e)(h)
4.75% ,   11/01/57 ................. 405 330,805
(10-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.86%),
7.00% ,   10/15/64 ................ 25 25,383
Fidelis Insurance Holdings Ltd.,
4.88%,  06/30/30
(e)
............... 5 5,014
Fidelity National Financial, Inc.
4.50% ,   08/15/28 ................. 191 188,522
3.40% ,   06/15/30 ................. 870 800,124
2.45% ,   03/15/31 ................. 1,053 899,901
3.20% ,   09/17/51 ................. 621 366,527
First American Financial Corp.
4.00% ,   05/15/30 ................. 280 264,560
2.40% ,   08/15/31 ................. 145 122,724
5.45% ,   09/30/34 ................. 395 380,952
Five Corners Funding Trust II,
2.85%,  05/15/30
(e)
............... 2,297 2,106,656
Five Corners Funding Trust III,
5.79%,  02/15/33
(e)
............... 1,255 1,287,876
Five Corners Funding Trust IV,
6.00%,  02/15/53
(e)
............... 720 722,850
Fortitude Group Holdings LLC,
6.25%,  04/01/30
(e)
............... 260 263,561
FWD Group Holdings Ltd.
(f)
7.64% ,   07/02/31 ................. 600 639,294
7.78% ,   12/06/33 ................. 400 445,480
GA Global Funding Trust
(e)
2.25% ,   01/06/27 ................. 635 609,913
4.40% ,   09/23/27 ................. 450 448,028
1.95% ,   09/15/28 ................. 645 592,313
5.50% ,   01/08/29 ................. 660 676,283
5.40% ,   01/13/30 ................. 300 307,396
5.20% ,   12/09/31 ................. 165 164,436
2.90% ,   01/06/32 ................. 965 834,462
5.50% ,   04/01/32 ................. 300 302,057
5.90% ,   01/13/35 ................. 5 4,990
Genworth Holdings, Inc., 6.50%,  06/15/34 .. 277 260,184
Global Atlantic Fin Co.
(e)
4.40% ,   10/15/29 ................. 845 814,369
Security
Par (000)
Par (000) Value
Insurance (continued)
3.13% ,   06/15/31 ................. USD 995 $ 870,319
7.95% ,   06/15/33 ................. 694 770,196
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.80%),
4.70% ,   10/15/51
(h)
............... 752 715,421
6.75% ,   03/15/54 ................. 630 616,389
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.61%),
7.95% ,   10/15/54
(h)
............... 600 610,727
Globe Life, Inc.
4.55% ,   09/15/28 ................. 1,142 1,146,321
2.15% ,   08/15/30 ................. 940 816,270
4.80% ,   06/15/32 ................. 175 170,464
5.85% ,   09/15/34 ................. 300 306,469
Great Eastern Life Assurance Co. Ltd. (The),
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 0.70%), 5.40%
(f) (h) (j)
... 200 193,630
Great-West Lifeco Finance 2018 LP
(e)
4.05% ,   05/17/28 ................. 930 919,225
4.58% ,   05/17/48 ................. 695 583,160
Great-West Lifeco Finance Delaware LP,
4.15%,  06/03/47
(e)
............... 629 499,187
Guardian Life Global Funding
(e)
1.25% ,   05/13/26 ................. 215 208,457
3.25% ,   03/29/27
(d)
................ 570 560,829
1.40% ,   07/06/27 ................. 445 420,189
5.55% ,   10/28/27 ................. 665 685,896
1.25% ,   11/19/27
(d)
................ 705 655,222
1.63% ,   09/16/28 ................. 563 517,827
5.74% ,   10/02/28 ................. 360 377,159
4.18% ,   09/26/29 ................. 400 397,039
4.80% ,   04/28/30 ................. 475 481,183
Guardian Life Insurance Co. of America (The)
(e)
4.88% ,   06/19/64 ................. 303 261,026
3.70% ,   01/22/70 ................. 441 297,752
4.85% ,   01/24/77 ................. 760 633,157
Guoren Property & Casualty Insurance Co. Ltd.,
3.35%,  06/01/26
(f)
................ 600 584,141
Hanover Insurance Group, Inc. (The),
2.50%,  09/01/30 ................ 610 531,603
Hanwha Life Insurance Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.85%), 3.38%,  02/04/32
(f) (h)
... 800 775,494
Hartford Insurance Group, Inc. (The)
2.80% ,   08/19/29 ................. 620 574,702
5.95% ,   10/15/36 ................. 495 514,292
6.10% ,   10/01/41 ................. 462 469,074
4.30% ,   04/15/43 ................. 272 229,296
4.40% ,   03/15/48 ................. 415 342,897
3.60% ,   08/19/49 ................. 780 560,842
2.90% ,   09/15/51 ................. 725 446,589
High Street Funding Trust II, 4.68%,  02/15/48
(e)
375 316,647
Horace Mann Educators Corp.,
7.25%,  09/15/28 ................ 85 91,227
Howden UK Refinance plc
(e)
7.25% ,   02/15/31 ................. 975 1,001,812
8.13% ,   02/15/32 ................. 500 506,942
HUB International Ltd.
(e)
5.63% ,   12/01/29 ................. 550 538,420
7.25% ,   06/15/30 ................. 3,155 3,272,241
7.38% ,   01/31/32 ................. 1,850 1,906,061
Intact Financial Corp., 5.46%,  09/22/32
(e)
... 525 528,511
Jackson National Life Global Funding
(e)
4.90% ,   01/13/27 ................. 300 301,739
5.25% ,   04/12/28 ................. 320 325,704

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
89
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
3.05% ,   06/21/29
(d)
................ USD 270 $ 252,723
5.35% ,   01/13/30 ................. 300 307,273
Jones Deslauriers Insurance Management,
Inc.
(e)
8.50% ,   03/15/30 ................. 725 765,296
10.50% ,   12/15/30
(d)
............... 505 543,590
Kemper Corp.
2.40% ,   09/30/30 ................. 465 404,476
3.80% ,   02/23/32 ................. 386 344,121
Kyobo Life Insurance Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.89%), 5.90%,  06/15/52
(f) (h)
... 400 402,278
La Mondiale SAM
(f)(h)
(5-Year USD Swap Rate + 4.48%),
5.88% ,   01/26/47 ................ 800 799,907
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.24%),
4.80% ,   01/18/48 ................ 200 193,412
Legal & General Group plc, (5-Year USD Swap
Semi + 3.69%), 5.25%,  03/21/47
(f) (h)
..... 200 198,595
Liberty Mutual Group, Inc.
(e)
4.57% ,   02/01/29 ................. 1,510 1,502,576
7.80% ,   03/15/37 ................. 420 470,521
4.85% ,   08/01/44 ................. 150 128,954
3.95% ,   10/15/50 ................. 1,255 894,246
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.32%),
4.13% ,   12/15/51
(h)
............... 492 464,676
5.50% ,   06/15/52 ................. 1,162 1,045,314
3.95% ,   05/15/60 ................. 885 584,697
4.30% ,   02/01/61 ................. 780 483,675
Lincoln Financial Global Funding,
5.30%,  01/13/30
(e)
............... 15 15,361
Lincoln National Corp.
3.63% ,   12/12/26 ................. 778 768,137
3.80% ,   03/01/28 ................. 797 780,728
3.05% ,   01/15/30 ................. 893 829,170
3.40% ,   01/15/31
(d)
................ 625 575,351
3.40% ,   03/01/32 ................. 480 426,923
5.85% ,   03/15/34 ................. 405 411,786
6.30% ,   10/09/37 ................. 508 521,527
7.00% ,   06/15/40 ................. 549 605,267
4.35% ,   03/01/48 ................. 305 235,529
4.38% ,   06/15/50 ................. 380 291,912
Loews Corp.
3.20% ,   05/15/30 ................. 845 791,965
6.00% ,   02/01/35 ................. 45 48,633
4.13% ,   05/15/43 ................. 687 576,600
Manulife Financial Corp.
2.48% ,   05/19/27 ................. 881 852,508
(5-Year USD Swap Rate + 1.65%),
4.06% ,   02/24/32
(h)
............... 1,065 1,047,391
3.70% ,   03/16/32 ................. 335 312,068
5.38% ,   03/04/46 ................. 856 817,699
Markel Group, Inc.
3.50% ,   11/01/27 ................. 460 451,228
3.35% ,   09/17/29 ................. 830 792,524
5.00% ,   04/05/46 ................. 484 424,165
4.30% ,   11/01/47 ................. 480 379,603
5.00% ,   05/20/49 ................. 710 611,009
4.15% ,   09/17/50 ................. 511 382,987
3.45% ,   05/07/52 ................. 305 201,169
6.00% ,   05/16/54 ................. 660 654,184
Marsh & McLennan Cos., Inc.
4.55% ,   11/08/27 ................. 1,030 1,040,941
Security
Par (000)
Par (000) Value
Insurance (continued)
4.38% ,   03/15/29 ................. USD 2,282 $ 2,286,875
4.65% ,   03/15/30 ................. 1,720 1,735,035
2.25% ,   11/15/30 ................. 1,161 1,032,672
4.85% ,   11/15/31 ................. 1,515 1,529,602
2.38% ,   12/15/31 ................. 425 367,596
5.75% ,   11/01/32 ................. 405 429,025
5.88% ,   08/01/33 ................. 695 735,451
5.40% ,   09/15/33 ................. 530 545,326
5.15% ,   03/15/34 ................. 455 460,766
5.00% ,   03/15/35 ................. 2,530 2,508,659
4.75% ,   03/15/39 ................. 715 672,387
5.35% ,   11/15/44 ................. 540 520,195
4.35% ,   01/30/47 ................. 606 504,376
4.20% ,   03/01/48 ................. 725 585,296
4.90% ,   03/15/49 ................. 1,249 1,111,450
2.90% ,   12/15/51 ................. 520 319,189
6.25% ,   11/01/52 ................. 450 477,426
5.45% ,   03/15/53 ................. 540 514,145
5.70% ,   09/15/53 ................. 995 984,665
5.45% ,   03/15/54 ................. 325 309,941
5.40% ,   03/15/55 ................. 1,775 1,683,849
Massachusetts Mutual Life Insurance Co.
(e)
3.38% ,   04/15/50 ................. 775 524,936
5.67% ,   12/01/52 ................. 545 526,725
3.20% ,   12/01/61 ................. 722 432,250
5.08% ,   02/15/69
(h)
................ 790 699,546
3.73% ,   10/15/70 ................. 828 535,894
4.90% ,   04/01/77 ................. 619 498,186
MassMutual Global Funding II
(e)
2.35% ,   01/14/27 ................. 1,075 1,043,872
5.10% ,   04/09/27 ................. 1,030 1,048,653
4.30% ,   10/22/27 ................. 340 340,585
5.05% ,   12/07/27 ................. 1,075 1,099,502
4.45% ,   03/27/28 ................. 400 402,430
5.05% ,   06/14/28 ................. 585 598,615
4.85% ,   01/17/29 ................. 605 615,144
5.15% ,   05/30/29 ................. 805 826,504
4.95% ,   01/10/30 ................. 200 203,437
1.55% ,   10/09/30 ................. 145 124,063
2.15% ,   03/09/31 ................. 270 236,487
4.35% ,   09/17/31 ................. 200 196,773
MBIA, Inc., 5.70%,  12/01/34 ........... 300 260,901
Meiji Yasuda Life Insurance Co.
(e)(h)
(5-Year USD Swap Rate + 3.15%),
5.10% ,   04/26/48 ................ 60 59,197
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.03%),
5.80% ,   09/11/54 ................ 1,400 1,357,638
Mercury General Corp., 4.40%,  03/15/27 ... 540 533,009
Met Tower Global Funding
(e)
5.40% ,   06/20/26 ................. 920 932,344
1.25% ,   09/14/26 ................. 470 451,421
4.85% ,   01/16/27 ................. 825 833,144
4.00% ,   10/01/27 ................. 630 625,811
4.80% ,   01/14/28 ................. 300 304,390
5.25% ,   04/12/29 ................. 750 771,392
MetLife Capital Trust IV, 7.88%,  12/15/37
(e)
.. 1,038 1,125,305
MetLife, Inc.
4.55% ,   03/23/30 ................. 1,210 1,221,667
6.50% ,   12/15/32 ................. 740 818,787
5.38% ,   07/15/33 ................. 610 628,755
6.38% ,   06/15/34 ................. 1,205 1,311,078
5.30% ,   12/15/34 ................. 620 629,894
5.70% ,   06/15/35 ................. 1,196 1,252,396
6.40% ,   12/15/36 ................. 1,392 1,376,947

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
90
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
9.25% ,   04/08/38
(e)
................ USD 250 $ 290,111
10.75% ,   08/01/39 ................. 685 894,426
5.88% ,   02/06/41 ................. 740 757,413
4.13% ,   08/13/42 ................. 880 729,065
4.88% ,   11/13/43 ................. 838 755,670
4.72% ,   12/15/44 ................. 615 537,305
4.05% ,   03/01/45 ................. 1,079 865,219
4.60% ,   05/13/46 ................. 812 705,428
5.00% ,   07/15/52 ................. 905 812,645
5.25% ,   01/15/54 ................. 920 857,504
Series G , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.08%),
6.35% ,   03/15/55
(h)
............... 1,000 994,101
Metropolitan Life Global Funding I
(e)
3.45% ,   12/18/26 ................. 1,263 1,246,018
1.88% ,   01/11/27 ................. 1,195 1,149,041
5.05% ,   06/11/27 ................. 355 361,197
4.40% ,   06/30/27 ................. 665 669,409
3.00% ,   09/19/27
(d)
................ 660 640,903
5.05% ,   01/06/28 ................. 635 648,935
5.40% ,   09/12/28 ................. 360 372,896
4.85% ,   01/08/29 ................. 890 904,810
3.30% ,   03/21/29 ................. 470 451,213
3.05% ,   06/17/29 ................. 328 311,452
4.30% ,   08/25/29 ................. 447 443,760
4.90% ,   01/09/30 ................. 200 203,684
2.95% ,   04/09/30 ................. 1,570 1,458,124
1.55% ,   01/07/31 ................. 610 518,015
2.40% ,   01/11/32 ................. 730 623,850
5.15% ,   03/28/33 ................. 680 685,804
5.05% ,   01/08/34 ................. 560 560,665
Muang Thai Life Assurance PCL, (10-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.40%), 3.55%,  01/27/37
(f) (h)
... 400 390,134
Muenchener Rueckversicherungs-Gesellschaft
AG, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.98%),
5.88%,  05/23/42
(e) (h)
.............. 1,040 1,052,015
Munich Re America Corp., Series B,
7.45%,  12/15/26 ................ 305 321,527
Mutual of Omaha Cos. Global Funding
(e)
5.80% ,   07/27/26 ................. 435 441,350
5.35% ,   04/09/27 ................. 370 376,070
5.45% ,   12/12/28 ................. 220 227,668
4.75% ,   10/15/29 ................. 225 226,333
5.00% ,   04/01/30 ................. 275 280,158
Mutual of Omaha Insurance Co., (10-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.95%), 6.14%,  01/16/64
(e) (h)
... 365 361,000
Nanshan Life Pte. Ltd., 5.45%,  09/11/34
(f)
... 800 777,341
National Life Insurance Co., 5.25%,  07/19/68
(d) (
e) (h)
......................... 65 54,280
Nationwide Financial Services, Inc.
6.75% ,   05/15/37 ................. 280 272,466
5.30% ,   11/18/44
(e)
................ 313 286,757
3.90% ,   11/30/49
(e)
................ 1,060 781,707
Nationwide Mutual Insurance Co.
(e)
8.25% ,   12/01/31
(d)
................ 660 752,708
7.88% ,   04/01/33 ................. 220 246,911
9.38% ,   08/15/39 ................. 650 849,780
4.95% ,   04/22/44 ................. 383 323,117
4.35% ,   04/30/50 ................. 1,410 1,060,424
New York Life Global Funding
(e)
1.15% ,   06/09/26 ................. 1,320 1,277,790
2.35% ,   07/14/26 ................. 100 97,848
Security
Par (000)
Par (000) Value
Insurance (continued)
5.45% ,   09/18/26 ................. USD 565 $ 574,383
4.90% ,   04/02/27 ................. 505 511,862
3.25% ,   04/07/27 ................. 640 629,930
3.90% ,   10/01/27 ................. 580 576,264
4.85% ,   01/09/28 ................. 825 838,518
3.00% ,   01/10/28 ................. 583 565,972
4.40% ,   04/25/28 ................. 475 478,511
4.90% ,   06/13/28 ................. 636 650,050
4.70% ,   01/29/29 ................. 960 971,728
5.00% ,   06/06/29
(d)
................ 340 350,032
4.60% ,   12/05/29 ................. 465 470,107
1.20% ,   08/07/30 ................. 800 677,189
1.85% ,   08/01/31 ................. 900 769,200
4.55% ,   01/28/33 ................. 930 904,613
5.00% ,   01/09/34 ................. 1,115 1,115,332
5.35% ,   01/23/35 ................. 445 453,629
New York Life Insurance Co.
(e)
5.88% ,   05/15/33 ................. 1,125 1,176,919
6.75% ,   11/15/39 ................. 1,004 1,131,164
3.75% ,   05/15/50 ................. 1,296 938,519
4.45% ,   05/15/69 ................. 1,177 900,299
Nippon Life Insurance Co.
(e)(h)
(5-Year USD Swap Rate + 2.88%),
4.00% ,   09/19/47 ................ 510 494,812
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.61%),
3.40% ,   01/23/50 ................ 1,430 1,306,914
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.65%),
2.75% ,   01/21/51 ................ 1,125 962,473
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.60%),
2.90% ,   09/16/51 ................ 990 837,573
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.95%),
6.25% ,   09/13/53
(d)
............... 685 694,730
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.59%),
5.95% ,   04/16/54 ................ 1,275 1,266,905
NLG Global Funding, 5.40%,  01/23/30
(e)
... 80 81,865
Northwestern Mutual Global Funding
(e)
1.75% ,   01/11/27 ................. 920 884,082
5.07% ,   03/25/27 ................. 945 959,163
4.11% ,   09/12/27 ................. 445 444,574
4.35% ,   09/15/27 ................. 620 621,832
1.70% ,   06/01/28 ................. 875 810,762
4.90% ,   06/12/28 ................. 650 662,324
4.71% ,   01/10/29 ................. 995 1,006,005
4.96% ,   01/13/30 ................. 5 5,109
5.16% ,   05/28/31 ................. 480 491,542
Northwestern Mutual Life Insurance Co. (The)
(e)
6.06% ,   03/30/40 ................. 782 818,906
3.85% ,   09/30/47 ................. 1,661 1,255,297
3.45% ,   03/30/51 ................. 961 651,412
3.63% ,   09/30/59 ................. 1,546 1,030,556
Old Republic International Corp.
3.88% ,   08/26/26 ................. 458 452,885
5.75% ,   03/28/34 ................. 550 557,224
3.85% ,   06/11/51 ................. 610 420,392
OneAmerica Financial Partners, Inc.,
4.25%,  10/15/50
(d) (e)
.............. 375 284,793
Pacific Life Global Funding II
(e)
5.50% ,   08/28/26 ................. 1,070 1,087,752
1.45% ,   01/20/28 ................. 290 269,729
4.90% ,   04/04/28 ................. 430 436,753

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
91
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
5.50% ,   07/18/28 ................. USD 680 $ 704,092
1.60% ,   09/21/28 ................. 583 533,367
4.90% ,   01/11/29 ................. 625 634,463
4.50% ,   08/28/29 ................. 415 415,115
4.85% ,   02/10/30 ................. 140 141,911
2.45% ,   01/11/32 ................. 765 645,529
Pacific Life Insurance Co.
(e)
9.25% ,   06/15/39 ................. 180 243,750
4.30% ,   10/24/67
(h)
................ 1,019 791,569
Pacific LifeCorp
(e)
6.60% ,   09/15/33 ................. 95 102,788
5.13% ,   01/30/43 ................. 285 262,208
3.35% ,   09/15/50 ................. 840 556,292
5.40% ,   09/15/52 ................. 685 632,103
Panther Escrow Issuer LLC, 7.13%,  06/01/31
(e)
2,900 2,976,546
PartnerRe Finance B LLC
3.70% ,   07/02/29 ................. 919 889,281
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.82%),
4.50% ,   10/01/50
(h)
............... 130 118,465
Penn Mutual Life Insurance Co. (The),
3.80%,  04/29/61
(e)
............... 675 437,566
Phoenix Group Holdings plc, 5.38%,  07/06/27
(f)
450 446,349
Pine Street Trust II, 5.57%,  02/15/49
(e)
..... 890 802,273
Pine Street Trust III, 6.22%,  05/15/54
(e)
.... 615 600,276
Pricoa Global Funding I
(e)
5.55% ,   08/28/26 ................. 220 223,713
1.20% ,   09/01/26 ................. 1,211 1,162,240
4.40% ,   08/27/27 ................. 1,190 1,192,735
5.10% ,   05/30/28
(d)
................ 680 697,291
4.65% ,   08/27/31 ................. 215 214,558
Primerica, Inc., 2.80%,  11/19/31 ........ 535 465,191
Principal Financial Group, Inc.
3.10% ,   11/15/26 ................. 635 621,811
4.11% ,   02/15/28
(e)
................ 530 521,378
3.70% ,   05/15/29 ................. 730 706,833
2.13% ,   06/15/30 ................. 895 789,709
5.38% ,   03/15/33 ................. 370 376,365
6.05% ,   10/15/36 ................. 70 74,606
4.63% ,   09/15/42 ................. 375 329,922
4.35% ,   05/15/43 ................. 140 118,461
4.30% ,   11/15/46 ................. 425 350,518
5.50% ,   03/15/53 ................. 320 305,297
Principal Life Global Funding II
(e)
1.25% ,   08/16/26 ................. 325 312,694
1.50% ,   11/17/26 ................. 440 421,655
5.00% ,   01/16/27 ................. 980 991,416
4.60% ,   08/19/27 ................. 630 633,197
4.80% ,   01/09/28 ................. 315 318,677
5.50% ,   06/28/28 ................. 460 476,116
5.10% ,   01/25/29 ................. 845 861,538
2.50% ,   09/16/29
(d)
................ 630 582,206
4.95% ,   11/27/29 ................. 375 380,713
1.50% ,   08/27/30 ................. 622 532,165
1.63% ,   11/19/30 ................. 385 328,390
Progressive Corp. (The)
2.45% ,   01/15/27 ................. 616 599,150
2.50% ,   03/15/27 ................. 685 664,261
4.00% ,   03/01/29 ................. 527 522,885
6.63% ,   03/01/29 ................. 751 811,972
3.20% ,   03/26/30 ................. 635 602,636
3.00% ,   03/15/32 ................. 255 228,586
6.25% ,   12/01/32 ................. 100 108,925
4.95% ,   06/15/33 ................. 610 615,327
4.35% ,   04/25/44 ................. 331 280,101
Security
Par (000)
Par (000) Value
Insurance (continued)
3.70% ,   01/26/45 ................. USD 410 $ 318,355
4.13% ,   04/15/47 ................. 970 780,459
4.20% ,   03/15/48 ................. 589 481,600
3.95% ,   03/26/50 ................. 380 293,679
3.70% ,   03/15/52 ................. 360 264,754
Protective Life Corp.
(e)
4.30% ,   09/30/28 ................. 742 739,525
3.40% ,   01/15/30 ................. 535 506,674
5.35% ,   08/10/52 ................. 500 478,559
Protective Life Global Funding
(e)
1.30% ,   09/20/26 ................. 580 555,871
4.99% ,   01/12/27 ................. 605 612,299
4.71% ,   07/06/27 ................. 628 633,777
4.34% ,   09/13/27 ................. 300 299,639
1.90% ,   07/06/28 ................. 360 335,540
5.47% ,   12/08/28 ................. 835 865,199
5.22% ,   06/12/29 ................. 310 318,024
4.77% ,   12/09/29 ................. 165 166,226
1.74% ,   09/21/30 ................. 460 398,671
5.43% ,   01/14/32 ................. 345 353,212
Prudential Financial, Inc.
3.88% ,   03/27/28 ................. 639 632,979
2.10% ,   03/10/30 ................. 460 414,333
5.75% ,   07/15/33 ................. 505 532,644
5.20% ,   03/14/35 ................. 475 476,020
5.70% ,   12/14/36 ................. 854 889,083
6.63% ,   12/01/37 ................. 270 298,011
3.00% ,   03/10/40 ................. 608 453,667
6.63% ,   06/21/40 ................. 281 312,482
4.60% ,   05/15/44 ................. 801 691,062
4.50% ,   09/15/47
(h)
................ 830 806,902
3.91% ,   12/07/47 ................. 893 682,924
4.42% ,   03/27/48 ................. 426 350,601
5.70% ,   09/15/48
(h)
................ 893 889,457
3.94% ,   12/07/49 ................. 1,030 774,101
4.35% ,   02/25/50 ................. 939 765,053
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.04%),
3.70% ,   10/01/50
(h)
............... 405 360,416
3.70% ,   03/13/51 ................. 1,511 1,094,651
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.16%),
5.12% ,   03/01/52
(h)
............... 770 722,895
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.23%),
6.00% ,   09/01/52
(h)
............... 1,020 1,016,623
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.85%),
6.75% ,   03/01/53
(h)
............... 400 410,745
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.40%),
6.50% ,   03/15/54
(h)
............... 540 543,758
Prudential Funding Asia plc
3.13% ,   04/14/30
(d)
................ 1,215 1,143,381
3.63% ,   03/24/32 ................. 640 589,744
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.52%),
2.95% ,   11/03/33
(f) (h)
.............. 900 830,215
Reinsurance Group of America, Inc.
3.95% ,   09/15/26 ................. 555 551,500
3.90% ,   05/15/29 ................. 966 942,509
3.15% ,   06/15/30 ................. 938 867,328
6.00% ,   09/15/33 ................. 525 543,311
5.75% ,   09/15/34 ................. 580 587,852

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
92
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Reliance Standard Life Global Funding II
(e)
1.51% ,   09/28/26
(d)
................ USD 600 $ 574,579
2.75% ,   01/21/27 ................. 395 380,077
RenaissanceRe Finance, Inc., 3.45%,  07/01/27 1,013 992,455
RenaissanceRe Holdings Ltd.
3.60% ,   04/15/29 ................. 465 446,381
5.75% ,   06/05/33 ................. 825 843,181
5.80% ,   04/01/35 ................. 275 282,537
RGA Global Funding
(e)
2.00% ,   11/30/26 ................. 895 864,437
6.00% ,   11/21/28 ................. 620 651,409
2.70% ,   01/18/29 ................. 535 501,194
5.45% ,   05/24/29 ................. 535 551,734
5.25% ,   01/09/30 ................. 380 388,719
5.50% ,   01/11/31 ................. 480 493,496
5.05% ,   12/06/31 ................. 325 323,722
Ryan Specialty LLC
(e)
4.38% ,   02/01/30 ................. 405 384,579
5.88% ,   08/01/32 ................. 1,180 1,167,585
Sagicor Financial Co. Ltd., 5.30%,  05/13/28
(e)
465 455,738
Sammons Financial Group Global Funding,
5.10%,  12/10/29
(e)
............... 25 25,445
Sammons Financial Group, Inc.
(e)
4.45% ,   05/12/27 ................. 153 152,531
3.35% ,   04/16/31 ................. 625 564,227
4.75% ,   04/08/32 ................. 700 656,763
6.88% ,   04/15/34 ................. 665 694,540
SBL Holdings, Inc.
(e)
5.13% ,   11/13/26 ................. 515 510,380
5.00% ,   02/18/31 ................. 738 657,414
7.20% ,   10/30/34 ................. 500 466,699
Securian Financial Group, Inc.,
4.80%,  04/15/48
(e)
............... 100 86,730
Selective Insurance Group, Inc.
5.90% ,   04/15/35 ................. 190 190,960
5.38% ,   03/01/49 ................. 125 112,241
SiriusPoint Ltd., 7.00%,  04/05/29 ........ 55 56,944
Stewart Information Services Corp.,
3.60%,  11/15/31 ................. 505 452,110
Sumitomo Life Insurance Co.
(e)(h)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.84%), 5.88%
(j)
1,000 974,152
4.00% ,   09/14/77
(d)
................ 1,090 1,058,230
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.75%),
3.38% ,   04/15/81 ................ 940 831,351
Sunshine Life Insurance Corp. Ltd.,
4.50%,  04/20/26
(f)
................ 400 396,672
Swiss Re Finance Luxembourg SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.58%), 5.00%,  04/02/49
(e) (h)
... 770 756,405
Swiss RE Subordinated Finance plc
(e)(h)
(3-mo. CME Term SOFR + 1.81%),
5.70% ,   04/05/35 ................ 610 609,767
(3-mo. CME Term SOFR + 2.13%),
6.19% ,   04/01/46 ................ 400 400,221
Swiss Re Treasury US Corp.,
4.25%,  12/06/42
(e)
............... 290 244,742
Teachers Insurance & Annuity Association of
America
(e)
6.85% ,   12/16/39 ................. 1,074 1,212,825
4.90% ,   09/15/44 ................. 1,595 1,418,301
4.27% ,   05/15/47 ................. 2,009 1,615,348
3.30% ,   05/15/50 ................. 1,307 872,042
Transatlantic Holdings, Inc., 8.00%,  11/30/39 . 425 510,338
Security
Par (000)
Par (000) Value
Insurance (continued)
Travelers Cos., Inc. (The)
6.75% ,   06/20/36 ................. USD 390 $ 443,646
6.25% ,   06/15/37 ................. 885 967,673
5.35% ,   11/01/40 ................. 830 826,726
4.60% ,   08/01/43 ................. 270 236,310
4.30% ,   08/25/45 ................. 485 409,258
3.75% ,   05/15/46 ................. 490 378,816
4.00% ,   05/30/47 ................. 745 592,911
4.05% ,   03/07/48 ................. 542 433,507
4.10% ,   03/04/49 ................. 607 485,586
2.55% ,   04/27/50 ................. 460 272,707
3.05% ,   06/08/51 ................. 849 553,566
5.45% ,   05/25/53 ................. 670 657,264
Travelers Property Casualty Corp.,
6.38%,  03/15/33 ................ 652 721,786
Trustage Financial Group, Inc.,
4.63%,  04/15/32
(e)
............... 15 14,133
Unum Group
4.00% ,   06/15/29 ................. 165 161,354
4.05% ,   08/15/41
(d) (e)
............... 465 367,509
5.75% ,   08/15/42 ................. 430 412,410
4.50% ,   12/15/49 ................. 765 593,230
4.13% ,   06/15/51 ................. 315 231,862
6.00% ,   06/15/54 ................. 380 369,113
USI, Inc., 7.50%,  01/15/32
(e)
........... 615 636,647
Vigorous Champion International Ltd.,
4.25%,  05/28/29
(f)
................ 400 392,073
W R Berkley Corp.
4.75% ,   08/01/44 ................. 730 633,752
4.00% ,   05/12/50 ................. 280 212,389
3.55% ,   03/30/52 ................. 195 134,145
3.15% ,   09/30/61 ................. 555 325,912
Western & Southern Life Insurance Co. (The)
(e)
5.15% ,   01/15/49 ................. 500 451,790
3.75% ,   04/28/61 ................. 622 422,524
Western-Southern Global Funding,
4.90%,  05/01/30
(e)
............... 425 428,805
Willis North America, Inc.
4.65% ,   06/15/27 ................. 805 807,994
4.50% ,   09/15/28 ................. 659 658,510
2.95% ,   09/15/29 ................. 1,099 1,023,458
5.35% ,   05/15/33 ................. 695 700,515
5.05% ,   09/15/48 ................. 435 376,110
3.88% ,   09/15/49 ................. 688 493,804
5.90% ,   03/05/54 ................. 750 726,307
Wilton RE Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.27%), 6.00%
(e) (h) (j)
............... 345 341,542
XL Group Ltd., 5.25%,  12/15/43 ......... 368 348,220
Zurich Finance Ireland DAC
(f)(h)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.78%),
3.00% ,   04/19/51 ................ 1,000 854,424
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.79%),
3.50% ,   05/02/52 ................ 200 172,042
Zurich Insurance Co. Ltd., 5.63%,  06/24/46
(f) (h)
400 399,583
441,416,392
Interactive Media & Services — 0.2%
Alphabet, Inc.
2.00% ,   08/15/26 ................. 2,140 2,091,940
0.80% ,   08/15/27 ................. 1,520 1,424,005
4.00% ,   05/15/30 ................. 945 944,348
1.10% ,   08/15/30 ................. 2,435 2,101,047

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
93
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
4.50% ,   05/15/35 ................. USD 1,425 $ 1,404,896
1.90% ,   08/15/40 ................. 1,522 1,018,549
2.05% ,   08/15/50 ................. 2,430 1,357,853
5.25% ,   05/15/55 ................. 590 582,359
2.25% ,   08/15/60
(d)
................ 1,959 1,061,602
5.30% ,   05/15/65 ................. 660 649,219
Baidu, Inc.
1.63% ,   02/23/27 ................. 352 335,691
3.63% ,   07/06/27 ................. 894 881,957
4.38% ,   03/29/28 ................. 597 598,045
4.88% ,   11/14/28 ................. 515 522,682
3.43% ,   04/07/30
(d)
................ 547 520,814
2.38% ,   10/09/30 ................. 444 398,512
2.38% ,   08/23/31
(d)
................ 799 705,258
Cars.com, Inc., 6.38%,  11/01/28
(e)
....... 400 393,170
Meta Platforms, Inc.
3.50% ,   08/15/27 ................. 3,235 3,210,888
4.60% ,   05/15/28 ................. 2,010 2,050,658
4.30% ,   08/15/29 ................. 1,400 1,411,895
4.80% ,   05/15/30 ................. 915 942,556
4.55% ,   08/15/31 ................. 1,320 1,337,822
3.85% ,   08/15/32 ................. 2,955 2,819,211
4.95% ,   05/15/33 ................. 1,810 1,843,863
4.75% ,   08/15/34 ................. 2,455 2,445,899
4.45% ,   08/15/52 ................. 2,730 2,273,602
5.60% ,   05/15/53 ................. 2,355 2,327,138
5.40% ,   08/15/54 ................. 3,265 3,146,762
4.65% ,   08/15/62 ................. 1,480 1,238,184
5.75% ,   05/15/63 ................. 1,837 1,831,458
5.55% ,   08/15/64 ................. 2,190 2,108,129
Snap, Inc., 6.88%,  03/01/33
(e)
.......... 760 758,775
Tencent Holdings Ltd.
(f)
3.60% ,   01/19/28
(d)
................ 3,200 3,146,004
3.98% ,   04/11/29 ................. 2,600 2,561,053
2.39% ,   06/03/30
(d)
................ 2,200 1,999,745
2.88% ,   04/22/31 ................. 200 183,642
3.93% ,   01/19/38
(d)
................ 800 697,295
3.68% ,   04/22/41 ................. 900 702,848
4.53% ,   04/11/49 ................. 400 333,608
3.24% ,   06/03/50 ................. 2,300 1,518,139
3.84% ,   04/22/51 ................. 2,000 1,472,305
3.29% ,   06/03/60
(d)
................ 800 499,295
3.94% ,   04/22/61 ................. 1,000 716,595
Weibo Corp., 3.38%,  07/08/30
(d)
........ 935 859,897
Ziff Davis, Inc., 4.63%,  10/15/30
(e)
....... 455 403,147
ZipRecruiter, Inc., 5.00%,  01/15/30
(e)
...... 569 476,697
62,309,057
IT Services — 0.2%
Accenture Capital, Inc.
3.90% ,   10/04/27 ................. 500 499,445
4.05% ,   10/04/29 ................. 790 784,554
4.25% ,   10/04/31 ................. 765 756,675
4.50% ,   10/04/34 ................. 805 775,631
Acuris Finance US, Inc.
(e)
5.00% ,   05/01/28 ................. 390 345,195
9.00% ,   08/01/29 ................. 520 496,085
Ahead DB Holdings LLC, 6.63%,  05/01/28
(e)
. 405 394,089
Amdocs Ltd., 2.54%,  06/15/30 ......... 837 743,164
Arches Buyer, Inc.
(e)
4.25% ,   06/01/28 ................. 940 884,726
6.13% ,   12/01/28 ................. 525 470,947
ASGN, Inc., 4.63%,  05/15/28
(e)
......... 545 518,806
Booz Allen Hamilton, Inc.
3.88% ,   09/01/28
(e)
................ 940 903,351
Security
Par (000)
Par (000) Value
IT Services (continued)
4.00% ,   07/01/29
(e)
................ USD 779 $ 742,691
5.95% ,   08/04/33 ................. 660 665,584
5.95% ,   04/15/35 ................. 325 323,333
CA Magnum Holdings, 5.38%,  10/31/26
(f)
... 1,000 977,151
Cablevision Lightpath LLC
(e)
3.88% ,   09/15/27 ................. 460 434,700
5.63% ,   09/15/28 ................. 440 407,582
CGI, Inc.
1.45% ,   09/14/26 ................. 515 494,089
4.95% ,   03/14/30
(e)
................ 360 361,675
2.30% ,   09/14/31 ................. 410 351,889
Cogent Communications Group LLC
(e)
3.50% ,   05/01/26 ................. 482 473,376
7.00% ,   06/15/27 ................. 445 447,225
Cogent Communications Group, Inc.,
7.00%,  06/15/27
(e)
............... 295 296,334
Conduent Business Services LLC,
6.00%,  11/01/29
(e)
................ 526 483,568
DXC Technology Co.
1.80% ,   09/15/26 ................. 475 455,942
2.38% ,   09/15/28 ................. 777 711,837
Fortress Intermediate 3, Inc.,
7.50%,  06/01/31
(e)
............... 770 787,914
Gartner, Inc.
(e)
4.50% ,   07/01/28 ................. 771 760,264
3.63% ,   06/15/29 ................. 819 768,483
3.75% ,   10/01/30 ................. 870 800,998
Genpact Luxembourg SARL, 6.00%,  06/04/29 365 377,846
IBM International Capital Pte. Ltd.
4.60% ,   02/05/27 ................. 756 760,121
4.60% ,   02/05/29 ................. 890 894,637
4.75% ,   02/05/31 ................. 780 783,275
4.90% ,   02/05/34 ................. 980 963,060
5.25% ,   02/05/44 ................. 830 782,249
5.30% ,   02/05/54 ................. 1,465 1,343,132
International Business Machines Corp.
3.30% ,   05/15/26 ................. 2,840 2,809,522
3.30% ,   01/27/27 ................. 753 741,214
2.20% ,   02/09/27 ................. 285 275,123
1.70% ,   05/15/27 ................. 1,249 1,189,078
4.15% ,   07/27/27 ................. 865 863,802
6.22% ,   08/01/27 ................. 789 823,681
6.50% ,   01/15/28 ................. 617 652,739
4.50% ,   02/06/28 ................. 955 963,475
4.65% ,   02/10/28 ................. 700 708,391
3.50% ,   05/15/29 ................. 1,245 1,204,930
4.80% ,   02/10/30 ................. 800 809,642
1.95% ,   05/15/30 ................. 1,378 1,217,908
2.72% ,   02/09/32 ................. 260 228,734
5.00% ,   02/10/32 ................. 700 707,361
4.40% ,   07/27/32 ................. 740 718,646
5.88% ,   11/29/32 ................. 603 644,034
4.75% ,   02/06/33 ................. 770 763,761
5.20% ,   02/10/35 ................. 800 801,445
4.15% ,   05/15/39 ................. 2,096 1,819,338
5.60% ,   11/30/39 ................. 860 870,253
2.85% ,   05/15/40 ................. 668 481,155
4.00% ,   06/20/42 ................. 1,150 937,685
4.70% ,   02/19/46 ................. 802 695,133
4.25% ,   05/15/49 ................. 2,175 1,732,021
2.95% ,   05/15/50 ................. 710 443,117
3.43% ,   02/09/52 ................. 740 499,643
4.90% ,   07/27/52 ................. 820 715,884
5.10% ,   02/06/53 ................. 655 588,196
5.70% ,   02/10/55 ................. 820 794,937

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
94
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
7.13% ,   12/01/96 ................. USD 445 $ 529,406
ION Trading Technologies SARL
(e)
5.75% ,   05/15/28 ................. 500 449,737
9.50% ,   05/30/29 ................. 815 793,888
Kyndryl Holdings, Inc.
2.05% ,   10/15/26 ................. 560 539,682
2.70% ,   10/15/28 ................. 465 434,581
3.15% ,   10/15/31 ................. 705 619,195
6.35% ,   02/20/34
(d)
................ 275 283,660
4.10% ,   10/15/41 ................. 615 463,687
Newfold Digital Holdings Group, Inc.
(e)
11.75% ,   10/15/28 ................. 520 273,531
6.00% ,   02/15/29 ................. 485 272,336
Twilio, Inc.
3.63% ,   03/15/29 ................. 513 480,264
3.88% ,   03/15/31 ................. 503 456,567
Unisys Corp., 6.88%,  11/01/27
(e)
........ 475 456,819
VeriSign, Inc.
4.75% ,   07/15/27 ................. 1,115 1,115,033
2.70% ,   06/15/31 ................. 718 635,052
5.25% ,   06/01/32 ................. 40 40,348
Virtusa Corp., 7.13%,  12/15/28
(e)
........ 350 333,059
Wipro IT Services LLC, 1.50%,  06/23/26
(f)
... 600 580,031
58,679,347
Leisure Products — 0.0%
Amer Sports Co., 6.75%,  02/16/31
(e)
...... 775 784,342
Brunswick Corp.
5.85% ,   03/18/29
(d)
................ 285 288,751
2.40% ,   08/18/31 ................. 630 514,818
4.40% ,   09/15/32
(d)
................ 590 529,394
5.10% ,   04/01/52 ................. 385 284,853
Hasbro, Inc.
3.55% ,   11/19/26 ................. 800 786,248
3.50% ,   09/15/27 ................. 699 680,273
3.90% ,   11/19/29 ................. 1,161 1,104,278
6.05% ,   05/14/34 ................. 390 396,249
6.35% ,   03/15/40 ................. 507 507,542
5.10% ,   05/15/44 ................. 415 356,624
Mattel, Inc.
5.88% ,   12/15/27
(e)
................ 1,135 1,129,850
3.75% ,   04/01/29
(e)
................ 980 922,228
5.45% ,   11/01/41 ................. 300 259,086
Polaris, Inc., 6.95%,  03/15/29 .......... 720 741,700
9,286,236
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.
3.05% ,   09/22/26 ................. 455 446,434
4.20% ,   09/09/27 ................. 250 249,772
2.75% ,   09/15/29 ................. 903 837,205
2.10% ,   06/04/30 ................. 815 721,895
2.30% ,   03/12/31 ................. 1,050 916,544
4.75% ,   09/09/34 ................. 495 475,730
Bio-Rad Laboratories, Inc.
3.30% ,   03/15/27 ................. 730 711,458
3.70% ,   03/15/32 ................. 779 703,198
Charles River Laboratories International, Inc.
(e)
4.25% ,   05/01/28 ................. 525 499,489
3.75% ,   03/15/29 ................. 505 462,473
4.00% ,   03/15/31 ................. 505 443,823
Danaher Corp.
4.38% ,   09/15/45 ................. 527 451,028
2.60% ,   10/01/50 ................. 958 567,689
2.80% ,   12/10/51 ................. 974 595,992
Fortrea Holdings, Inc., 7.50%,  07/01/30
(d) (e)
.. 570 495,330
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
Illumina, Inc.
4.65% ,   09/09/26 ................. USD 325 $ 325,009
5.75% ,   12/13/27 ................. 670 684,814
2.55% ,   03/23/31
(d)
................ 790 679,358
PRA Health Sciences, Inc., 2.88%,  07/15/26
(e)
580 563,878
Revvity, Inc.
1.90% ,   09/15/28 ................. 740 678,414
3.30% ,   09/15/29 ................. 1,025 965,585
2.55% ,   03/15/31 ................. 465 401,840
2.25% ,   09/15/31 ................. 500 419,869
3.63% ,   03/15/51 ................. 480 329,235
Thermo Fisher Scientific, Inc.
4.95% ,   08/10/26 ................. 545 549,529
5.00% ,   12/05/26 ................. 675 682,882
4.80% ,   11/21/27 ................. 715 726,499
1.75% ,   10/15/28 ................. 670 617,745
5.00% ,   01/31/29
(d)
................ 1,050 1,079,595
2.60% ,   10/01/29 ................. 1,393 1,298,325
4.98% ,   08/10/30 ................. 835 856,675
2.00% ,   10/15/31 ................. 1,045 901,519
4.95% ,   11/21/32 ................. 830 840,485
5.09% ,   08/10/33 ................. 415 419,683
5.20% ,   01/31/34 ................. 560 570,180
2.80% ,   10/15/41 ................. 1,257 885,470
5.40% ,   08/10/43 ................. 645 633,549
5.30% ,   02/01/44 ................. 450 430,727
4.10% ,   08/15/47 ................. 665 532,926
24,651,851
Machinery — 0.3%
AGCO Corp.
5.45% ,   03/21/27 ................. 625 630,547
5.80% ,   03/21/34 ................. 535 531,495
Amsted Industries, Inc.
(e)
4.63% ,   05/15/30 ................. 415 391,978
6.38% ,   03/15/33 ................. 220 221,390
ATS Corp., 4.13%,  12/15/28
(e)
.......... 345 320,349
Calderys Financing LLC, 11.25%,  06/01/28
(e)
. 535 565,232
Caterpillar, Inc.
2.60% ,   09/19/29 ................. 763 716,564
2.60% ,   04/09/30 ................. 820 760,031
1.90% ,   03/12/31 ................. 630 552,649
5.30% ,   09/15/35 ................. 460 486,277
6.05% ,   08/15/36 ................. 150 164,509
5.20% ,   05/27/41 ................. 796 780,947
3.80% ,   08/15/42 ................. 1,674 1,363,466
4.30% ,   05/15/44 ................. 460 394,008
3.25% ,   09/19/49 ................. 1,058 733,581
3.25% ,   04/09/50 ................. 1,247 860,018
4.75% ,   05/15/64 ................. 426 361,227
Chart Industries, Inc.
(e)
7.50% ,   01/01/30 ................. 1,415 1,470,626
9.50% ,   01/01/31 ................. 475 506,419
CNH Industrial Capital LLC
1.45% ,   07/15/26 ................. 315 303,026
4.50% ,   10/08/27 ................. 235 234,588
4.75% ,   03/21/28 ................. 310 311,211
4.55% ,   04/10/28 ................. 960 958,321
5.50% ,   01/12/29 ................. 450 462,030
5.10% ,   04/20/29 ................. 450 455,924
CNH Industrial NV, 3.85%,  11/15/27 ...... 844 828,489
CSSC Capital 2015 Ltd.
(f)
2.10% ,   07/27/26 ................. 400 388,835
3.00% ,   02/13/30 ................. 600 560,589

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
95
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
Cummins, Inc.
4.90% ,   02/20/29 ................. USD 330 $ 337,121
1.50% ,   09/01/30 ................. 1,178 1,019,129
5.15% ,   02/20/34 ................. 455 461,359
4.88% ,   10/01/43 ................. 480 445,768
2.60% ,   09/01/50 ................. 857 502,576
5.45% ,   02/20/54 ................. 975 927,687
Daimler Truck Finance North America LLC
(e)
2.00% ,   12/14/26 ................. 1,040 999,135
5.00% ,   01/15/27 ................. 765 770,484
3.65% ,   04/07/27 ................. 1,225 1,203,660
5.13% ,   09/25/27 ................. 370 374,191
4.95% ,   01/13/28 ................. 150 151,071
5.13% ,   01/19/28 ................. 870 879,900
5.40% ,   09/20/28 ................. 515 526,517
2.38% ,   12/14/28 ................. 875 808,488
5.13% ,   09/25/29 ................. 225 227,462
5.25% ,   01/13/30
(d)
................ 300 304,394
2.50% ,   12/14/31 ................. 320 272,972
5.38% ,   01/13/32 ................. 305 305,462
5.50% ,   09/20/33 ................. 680 676,555
5.38% ,   01/18/34 ................. 585 581,125
5.38% ,   06/25/34 ................. 630 621,185
5.63% ,   01/13/35 ................. 300 300,323
Deere & Co.
5.38% ,   10/16/29 ................. 600 630,804
3.10% ,   04/15/30 ................. 954 901,003
7.13% ,   03/03/31 ................. 489 558,985
5.45% ,   01/16/35 ................. 790 816,027
3.90% ,   06/09/42 ................. 1,055 890,689
2.88% ,   09/07/49 ................. 535 350,143
3.75% ,   04/15/50 ................. 1,080 830,939
5.70% ,   01/19/55 ................. 75 77,151
Dover Corp.
2.95% ,   11/04/29 ................. 360 335,735
5.38% ,   10/15/35 ................. 265 272,267
5.38% ,   03/01/41 ................. 250 239,179
Enpro, Inc., 5.75%,  10/15/26 .......... 355 354,632
Esab Corp., 6.25%,  04/15/29
(e)
......... 678 687,238
Flowserve Corp.
3.50% ,   10/01/30 ................. 505 465,631
2.80% ,   01/15/32 ................. 515 436,782
Fortive Corp.
3.15% ,   06/15/26 ................. 1,143 1,123,391
4.30% ,   06/15/46 ................. 487 384,596
GrafTech Finance, Inc., 4.63%,  12/23/29
(d) (e)
. 475 283,731
GrafTech Global Enterprises, Inc.,
9.88%,  12/23/29
(d) (e)
.............. 435 327,498
HD Hyundai Heavy Industries Co. Ltd.,
3.18%,  03/28/27
(f)
................ 200 195,849
Hillenbrand, Inc.
5.00% ,   09/15/26 ................. 375 369,591
6.25% ,   02/15/29 ................. 510 507,861
3.75% ,   03/01/31
(d)
................ 340 295,260
Husky Injection Molding Systems Ltd.,
9.00%,  02/15/29
(e)
............... 995 1,009,594
IDEX Corp.
4.95% ,   09/01/29 ................. 500 504,857
3.00% ,   05/01/30 ................. 595 545,138
2.63% ,   06/15/31 ................. 540 470,625
Illinois Tool Works, Inc.
2.65% ,   11/15/26 ................. 1,537 1,505,954
4.88% ,   09/15/41 ................. 400 375,025
3.90% ,   09/01/42 ................. 1,251 1,021,406
Security
Par (000)
Par (000) Value
Machinery (continued)
Ingersoll Rand, Inc.
5.20% ,   06/15/27 ................. USD 880 $ 892,862
5.40% ,   08/14/28 ................. 590 606,674
5.18% ,   06/15/29 ................. 540 550,650
5.31% ,   06/15/31 ................. 140 143,482
5.70% ,   08/14/33 ................. 1,550 1,592,690
5.45% ,   06/15/34 ................. 400 403,082
5.70% ,   06/15/54 ................. 490 471,146
Kennametal, Inc.
4.63% ,   06/15/28 ................. 488 487,079
2.80% ,   03/01/31 ................. 225 199,666
Manitowoc Co., Inc. (The), 9.25%,  10/01/31
(e)
310 314,632
Maxim Crane Works Holdings Capital LLC,
11.50%,  09/01/28
(e)
............... 545 538,221
Mueller Water Products, Inc.,
4.00%,  06/15/29
(e)
............... 455 426,234
Nordson Corp.
5.60% ,   09/15/28 ................. 825 850,401
4.50% ,   12/15/29 ................. 445 441,284
5.80% ,   09/15/33 ................. 210 215,397
nVent Finance SARL
4.55% ,   04/15/28 ................. 512 511,631
2.75% ,   11/15/31 ................. 350 299,684
5.65% ,   05/15/33 ................. 665 658,838
Oshkosh Corp.
4.60% ,   05/15/28 ................. 781 779,028
3.10% ,   03/01/30 ................. 375 343,400
Otis Worldwide Corp.
2.29% ,   04/05/27 ................. 436 419,769
5.25% ,   08/16/28 ................. 485 497,985
2.57% ,   02/15/30 ................. 1,845 1,685,553
5.13% ,   11/19/31 ................. 165 167,855
3.11% ,   02/15/40 ................. 777 585,367
3.36% ,   02/15/50 ................. 830 558,332
Parker-Hannifin Corp.
3.25% ,   03/01/27 ................. 703 692,038
4.25% ,   09/15/27 ................. 1,425 1,426,504
3.25% ,   06/14/29 ................. 1,027 983,854
4.50% ,   09/15/29 ................. 1,310 1,316,746
4.20% ,   11/21/34 ................. 734 693,640
6.25% ,   05/15/38 ................. 323 350,615
4.45% ,   11/21/44 ................. 653 560,525
4.10% ,   03/01/47 ................. 509 405,674
4.00% ,   06/14/49 ................. 870 674,811
Park-Ohio Industries, Inc., 6.63%,  04/15/27
(d)
325 313,651
Roller Bearing Co. of America, Inc.,
4.38%,  10/15/29
(e)
............... 505 479,453
Snap-on, Inc.
3.25% ,   03/01/27 ................. 205 201,797
4.10% ,   03/01/48 ................. 470 372,926
3.10% ,   05/01/50 ................. 605 392,734
SPX FLOW, Inc., 8.75%,  04/01/30
(d) (e)
..... 517 522,374
Stanley Black & Decker, Inc.
6.00% ,   03/06/28 ................. 315 326,997
4.25% ,   11/15/28 ................. 550 542,096
2.30% ,   03/15/30 ................. 547 476,273
3.00% ,   05/15/32 ................. 815 690,809
5.20% ,   09/01/40 ................. 426 389,379
4.85% ,   11/15/48 ................. 525 418,370
2.75% ,   11/15/50 ................. 758 413,472
Terex Corp.
(e)
5.00% ,   05/15/29 ................. 590 564,311
6.25% ,   10/15/32 ................. 805 770,614
Timken Co. (The)
4.50% ,   12/15/28
(d)
................ 319 317,330

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
96
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
4.13% ,   04/01/32 ................. USD 450 $ 410,249
Titan International, Inc., 7.00%,  04/30/28 ... 410 401,302
TK Elevator Holdco GmbH, 7.63%,  07/15/28
(e)
410 411,336
TK Elevator US Newco, Inc., 5.25%,  07/15/27
(e)
1,565 1,539,125
Toyota Industries Corp., 3.57%,  03/16/28
(d) (e)
. 739 720,354
Trinity Industries, Inc., 7.75%,  07/15/28
(e)
... 575 592,699
Wabash National Corp., 4.50%,  10/15/28
(e)
.. 405 340,773
Weir Group plc (The), 2.20%,  05/13/26
(e)
... 810 785,377
Werner FinCo LP, 11.50%,  06/15/28
(e)
..... 420 440,998
Westinghouse Air Brake Technologies Corp.
3.45% ,   11/15/26 ................. 960 945,510
4.70% ,   09/15/28 ................. 1,515 1,520,016
5.61% ,   03/11/34 ................. 485 498,527
Xylem, Inc.
3.25% ,   11/01/26 ................. 645 634,765
1.95% ,   01/30/28 ................. 621 583,221
2.25% ,   01/30/31 ................. 767 670,347
4.38% ,   11/01/46 ................. 400 324,849
85,535,854
Marine Transportation — 0.0%
AP Moller - Maersk A/S
(e)
4.50% ,   06/20/29
(d)
................ 870 869,759
5.88% ,   09/14/33 ................. 880 896,859
Danaos Corp., 8.50%,  03/01/28
(e)
........ 265 268,576
Kirby Corp., 4.20%,  03/01/28 .......... 781 768,937
MISC Capital Two Labuan Ltd.,
3.75%,  04/06/27
(f)
................ 400 394,903
MV24 Capital BV, 6.75%,  06/01/34
(d) (f)
..... 752 716,407
Polar Tankers, Inc., 5.95%,  05/10/37
(d) (e)
.... 737 756,663
4,672,104
Media — 0.7%
Advantage Sales & Marketing, Inc.,
6.50%,  11/15/28
(e)
................ 605 487,080
AMC Networks, Inc.
10.25% ,   01/15/29
(d) (e)
.............. 895 925,395
4.25% ,   02/15/29 ................. 1,072 789,081
Beasley Mezzanine Holdings LLC,
9.20%,  08/01/28
(e)
............... 159 68,370
Belo Corp.
7.75% ,   06/01/27 ................. 225 231,876
7.25% ,   09/15/27 ................. 290 297,614
Block Communications, Inc.,
4.88%,  03/01/28
(d) (e)
.............. 320 299,536
Cable One, Inc., 4.00%,  11/15/30
(d) (e)
...... 685 557,408
Charter Communications Operating LLC
6.15% ,   11/10/26 ................. 1,330 1,356,138
3.75% ,   02/15/28 ................. 1,309 1,270,012
4.20% ,   03/15/28 ................. 1,666 1,636,898
2.25% ,   01/15/29 ................. 1,375 1,245,841
5.05% ,   03/30/29 ................. 1,153 1,150,247
6.10% ,   06/01/29 ................. 1,145 1,183,903
2.80% ,   04/01/31 ................. 1,475 1,279,104
2.30% ,   02/01/32 ................. 913 741,567
4.40% ,   04/01/33 ................. 890 807,795
6.65% ,   02/01/34 ................. 845 874,872
6.55% ,   06/01/34 ................. 1,445 1,490,134
6.38% ,   10/23/35 ................. 1,860 1,881,429
5.38% ,   04/01/38 ................. 923 832,803
3.50% ,   06/01/41 ................. 1,192 812,446
3.50% ,   03/01/42 ................. 1,255 844,013
6.48% ,   10/23/45 ................. 3,116 2,904,269
5.38% ,   05/01/47 ................. 2,140 1,734,866
5.75% ,   04/01/48 ................. 2,485 2,122,517
5.13% ,   07/01/49 ................. 1,915 1,497,403
Security
Par (000)
Par (000) Value
Media (continued)
4.80% ,   03/01/50 ................. USD 2,412 $ 1,796,991
3.70% ,   04/01/51 ................. 1,765 1,093,008
3.90% ,   06/01/52 ................. 2,507 1,590,979
5.25% ,   04/01/53 ................. 1,374 1,089,100
6.83% ,   10/23/55 ................. 502 478,788
3.85% ,   04/01/61 ................. 1,870 1,112,353
4.40% ,   12/01/61 ................. 1,425 926,499
3.95% ,   06/30/62 ................. 1,395 837,253
5.50% ,   04/01/63 ................. 1,015 797,636
Clear Channel Outdoor Holdings, Inc.
(e)
5.13% ,   08/15/27 ................. 1,232 1,198,292
7.75% ,   04/15/28
(d)
................ 1,065 883,735
9.00% ,   09/15/28 ................. 755 782,652
7.50% ,   06/01/29
(d)
................ 1,045 856,264
7.88% ,   04/01/30 ................. 865 865,871
CMG Media Corp., 8.88%,  06/18/29
(e)
..... 635 557,863
Comcast Corp.
2.35% ,   01/15/27 ................. 1,787 1,735,878
3.30% ,   02/01/27 ................. 1,022 1,008,440
3.30% ,   04/01/27 ................. 1,099 1,082,897
5.35% ,   11/15/27 ................. 1,135 1,169,460
3.15% ,   02/15/28 ................. 1,195 1,163,819
3.55% ,   05/01/28 ................. 1,055 1,036,481
4.15% ,   10/15/28 ................. 2,522 2,516,307
4.55% ,   01/15/29 ................. 1,215 1,227,455
5.10% ,   06/01/29 ................. 1,160 1,196,228
2.65% ,   02/01/30 ................. 2,109 1,952,717
3.40% ,   04/01/30 ................. 1,198 1,143,342
4.25% ,   10/15/30 ................. 1,405 1,389,744
1.95% ,   01/15/31 ................. 1,889 1,639,693
1.50% ,   02/15/31 ................. 1,494 1,262,494
5.50% ,   11/15/32 ................. 1,214 1,261,733
4.25% ,   01/15/33 ................. 1,581 1,511,797
4.65% ,   02/15/33 ................. 1,055 1,036,598
7.05% ,   03/15/33 ................. 776 877,029
4.80% ,   05/15/33 ................. 890 877,534
5.30% ,   06/01/34 ................. 945 960,292
4.20% ,   08/15/34 ................. 1,067 1,000,023
5.65% ,   06/15/35 ................. 842 873,555
4.40% ,   08/15/35 ................. 971 913,467
6.50% ,   11/15/35 ................. 1,063 1,176,827
3.20% ,   07/15/36 ................. 1,222 1,011,075
6.45% ,   03/15/37 ................. 739 805,893
6.95% ,   08/15/37 ................. 581 658,114
3.90% ,   03/01/38 ................. 990 848,524
4.60% ,   10/15/38 ................. 918 841,577
6.55% ,   07/01/39 ................. 669 736,597
3.25% ,   11/01/39 ................. 1,245 963,514
3.75% ,   04/01/40 ................. 1,555 1,273,199
4.65% ,   07/15/42 ................. 664 580,245
4.75% ,   03/01/44 ................. 472 415,563
4.60% ,   08/15/45 ................. 918 779,725
3.40% ,   07/15/46 ................. 1,547 1,090,571
4.00% ,   08/15/47 ................. 939 715,890
3.97% ,   11/01/47 ................. 1,682 1,276,304
4.00% ,   03/01/48 ................. 975 740,896
4.70% ,   10/15/48 ................. 1,681 1,425,287
4.00% ,   11/01/49 ................. 2,032 1,525,085
3.45% ,   02/01/50 ................. 1,587 1,076,204
2.80% ,   01/15/51 ................. 1,843 1,091,328
2.89% ,   11/01/51 ................. 4,318 2,598,876
2.45% ,   08/15/52 ................. 1,641 882,843
4.05% ,   11/01/52 ................. 1,024 765,325
5.35% ,   05/15/53 ................. 1,470 1,348,623
5.65% ,   06/01/54 ................. 1,285 1,235,964

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
97
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
2.94% ,   11/01/56 ................. USD 5,325 $ 3,098,332
4.95% ,   10/15/58 ................. 1,449 1,220,665
2.65% ,   08/15/62 ................. 1,083 562,177
2.99% ,   11/01/63 ................. 3,244 1,820,690
5.50% ,   05/15/64 ................. 895 824,541
Cox Communications, Inc.
(e)
3.35% ,   09/15/26 ................. 1,130 1,112,781
3.50% ,   08/15/27 ................. 1,375 1,351,133
5.45% ,   09/15/28 ................. 1,202 1,239,027
1.80% ,   10/01/30 ................. 813 693,827
2.60% ,   06/15/31 ................. 645 562,314
5.70% ,   06/15/33 ................. 1,085 1,091,244
5.45% ,   09/01/34 ................. 500 491,132
4.80% ,   02/01/35 ................. 787 736,101
8.38% ,   03/01/39 ................. 302 364,500
4.70% ,   12/15/42 ................. 486 392,779
4.50% ,   06/30/43 ................. 551 434,342
4.60% ,   08/15/47 ................. 410 318,441
2.95% ,   10/01/50 ................. 455 256,987
3.60% ,   06/15/51 ................. 800 511,994
5.80% ,   12/15/53 ................. 885 791,944
5.95% ,   09/01/54 ................. 770 702,855
CSC Holdings LLC
(e)
5.50% ,   04/15/27 ................. 1,410 1,310,635
5.38% ,   02/01/28 ................. 960 838,820
7.50% ,   04/01/28 ................. 997 731,234
11.25% ,   05/15/28 ................. 990 966,337
11.75% ,   01/31/29 ................. 1,960 1,850,543
6.50% ,   02/01/29
(d)
................ 1,595 1,303,948
5.75% ,   01/15/30 ................. 1,995 1,000,340
4.13% ,   12/01/30 ................. 1,088 745,336
4.63% ,   12/01/30
(d)
................ 2,160 999,211
3.38% ,   02/15/31 ................. 1,000 667,957
4.50% ,   11/15/31 ................. 1,480 1,006,689
5.00% ,   11/15/31
(d)
................ 490 224,006
Cumulus Media New Holdings, Inc.,
8.00%,  07/01/29
(e)
............... 290 79,597
DirecTV Financing LLC
(e)
5.88% ,   08/15/27 ................. 3,603 3,483,423
8.88% ,   02/01/30 ................. 745 710,627
DIRECTV Financing LLC, 10.00%,  02/15/31
(e)
2,175 2,066,277
Discovery Communications LLC
3.95% ,   03/20/28 ................. 1,430 1,367,701
4.13% ,   05/15/29 ................. 892 833,716
3.63% ,   05/15/30 ................. 1,203 1,067,647
5.00% ,   09/20/37 ................. 724 584,702
6.35% ,   06/01/40 ................. 650 572,435
5.20% ,   09/20/47 ................. 729 544,336
4.65% ,   05/15/50
(d)
................ 235 160,914
4.00% ,   09/15/55 ................. 525 304,747
DISH DBS Corp.
7.75% ,   07/01/26 ................. 1,889 1,645,731
5.25% ,   12/01/26
(e)
................ 2,630 2,393,936
7.38% ,   07/01/28 ................. 965 652,073
5.75% ,   12/01/28
(e)
................ 2,405 2,021,096
5.13% ,   06/01/29 ................. 1,465 913,371
DISH Network Corp., 11.75%,  11/15/27
(e)
... 3,450 3,624,549
EchoStar Corp.
10.75% ,   11/30/29 ................. 5,175 5,470,979
6.75% ,   11/30/30 ................. 2,200 1,976,302
Fox Corp.
4.71% ,   01/25/29 ................. 2,251 2,247,488
3.50% ,   04/08/30 ................. 875 825,144
6.50% ,   10/13/33 ................. 1,060 1,127,401
5.48% ,   01/25/39 ................. 1,462 1,397,416
Security
Par (000)
Par (000) Value
Media (continued)
5.58% ,   01/25/49 ................. USD 1,500 $ 1,367,279
GCI LLC, 4.75%,  10/15/28
(e)
........... 599 566,847
Gray Media, Inc.
(e)
7.00% ,   05/15/27
(d)
................ 674 655,746
10.50% ,   07/15/29
(d)
............... 1,220 1,252,438
4.75% ,   10/15/30 ................. 815 488,704
5.38% ,   11/15/31
(d)
................ 1,215 724,645
Grupo Televisa SAB
8.50% ,   03/11/32 ................. 218 231,376
6.63% ,   01/15/40 ................. 653 575,917
5.00% ,   05/13/45 ................. 610 407,250
6.13% ,   01/31/46
(d)
................ 930 718,695
5.25% ,   05/24/49 ................. 765 511,753
iHeartCommunications, Inc.
(e)
4.75% ,   01/15/28 ................. 250 183,917
9.13% ,   05/01/29 ................. 697 537,297
10.88% ,   05/01/30 ................. 666 279,567
7.75% ,   08/15/30
(d)
................ 646 466,115
7.00% ,   01/15/31 ................. 208 143,500
Interpublic Group of Cos., Inc. (The)
4.65% ,   10/01/28 ................. 575 577,348
4.75% ,   03/30/30 ................. 716 716,786
2.40% ,   03/01/31 ................. 460 402,457
5.38% ,   06/15/33 ................. 476 475,531
3.38% ,   03/01/41 ................. 509 368,018
5.40% ,   10/01/48 ................. 496 449,677
Lamar Media Corp.
3.75% ,   02/15/28 ................. 595 567,126
4.88% ,   01/15/29 ................. 428 415,819
4.00% ,   02/15/30 ................. 530 495,409
3.63% ,   01/15/31 ................. 544 491,798
LCPR Senior Secured Financing DAC
(e)
6.75% ,   10/15/27 ................. 1,195 981,934
5.13% ,   07/15/29 ................. 830 608,210
McGraw-Hill Education, Inc.
(e)
5.75% ,   08/01/28 ................. 835 819,777
8.00% ,   08/01/29 ................. 669 663,085
7.38% ,   09/01/31 ................. 675 689,898
Midcontinent Communications,
8.00%,  08/15/32
(d) (e)
.............. 650 663,516
Neptune Bidco US, Inc., 9.29%,  04/15/29
(e)
.. 2,720 2,419,658
News Corp.
(e)
3.88% ,   05/15/29 ................. 1,160 1,091,111
5.13% ,   02/15/32 ................. 540 515,293
Nexstar Media, Inc.
(e)
5.63% ,   07/15/27 ................. 1,625 1,607,573
4.75% ,   11/01/28
(d)
................ 985 927,140
Omnicom Group, Inc.
2.45% ,   04/30/30 ................. 745 668,181
4.20% ,   06/01/30 ................. 714 697,434
2.60% ,   08/01/31 ................. 865 756,942
5.30% ,   11/01/34 ................. 780 776,417
Outfront Media Capital LLC
(e)
5.00% ,   08/15/27 ................. 630 618,123
4.25% ,   01/15/29 ................. 465 433,097
4.63% ,   03/15/30
(d)
................ 465 430,703
7.38% ,   02/15/31 ................. 455 477,141
Paramount Global
2.90% ,   01/15/27 ................. 355 344,586
3.38% ,   02/15/28 ................. 607 587,140
3.70% ,   06/01/28 ................. 627 609,476
4.20% ,   06/01/29 ................. 612 590,170
7.88% ,   07/30/30 ................. 881 965,512
4.95% ,   01/15/31 ................. 920 889,583
4.20% ,   05/19/32 ................. 937 839,851

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
98
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
5.50% ,   05/15/33 ................. USD 395 $ 372,084
6.88% ,   04/30/36 ................. 1,203 1,206,562
5.90% ,   10/15/40 ................. 274 236,706
4.85% ,   07/01/42 ................. 548 422,473
4.38% ,   03/15/43 ................. 1,279 922,050
5.85% ,   09/01/43 ................. 1,282 1,088,207
5.25% ,   04/01/44 ................. 315 240,061
4.90% ,   08/15/44 ................. 603 452,288
4.60% ,   01/15/45 ................. 660 477,953
4.95% ,   05/19/50 ................. 998 734,261
6.25% ,   02/28/57
(h)
................ 680 630,427
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.00%),
6.38% ,   03/30/62
(h)
............... 985 946,906
Radiate Holdco LLC
(e)
4.50% ,   09/15/26 ................. 901 778,883
6.50% ,   09/15/28 ................. 903 586,137
Scripps Escrow II, Inc.
(d)(e)
3.88% ,   01/15/29 ................. 505 388,223
5.38% ,   01/15/31 ................. 395 224,596
Scripps Escrow, Inc., 5.88%,  07/15/27
(d) (e)
... 470 371,751
Sinclair Television Group, Inc.
(e)
5.13% ,   02/15/27 ................. 55 50,914
5.50% ,   03/01/30 ................. 490 350,121
4.38% ,   12/31/32
(d)
................ 620 381,939
8.13% ,   02/15/33 ................. 715 708,484
Sirius XM Radio LLC
(e)
3.13% ,   09/01/26 ................. 995 968,747
5.00% ,   08/01/27 ................. 1,389 1,373,006
4.00% ,   07/15/28 ................. 1,930 1,817,949
5.50% ,   07/01/29 ................. 1,304 1,270,675
4.13% ,   07/01/30 ................. 1,472 1,316,786
3.88% ,   09/01/31
(d)
................ 1,425 1,222,676
Sky Group Finance Ltd., 6.50%,  10/15/35
(d) (e)
. 615 673,785
Stagwell Global LLC, 5.63%,  08/15/29
(e)
.... 1,052 993,811
Sunrise FinCo. I BV, 4.88%,  07/15/31
(e)
.... 1,210 1,105,023
Sunrise HoldCo IV BV, 5.50%,  01/15/28
(e)
... 430 421,964
TCI Communications, Inc., 7.13%,  02/15/28 . 825 886,314
TEGNA, Inc.
4.63% ,   03/15/28 ................. 984 940,449
5.00% ,   09/15/29 ................. 1,120 1,045,594
Telecomunicaciones Digitales SA,
4.50%,  01/30/30
(f)
................ 600 543,020
Telenet Finance Luxembourg Notes SARL,
5.50%,  03/01/28
(e)
............... 1,000 974,669
Time Warner Cable Enterprises LLC,
8.38%,  07/15/33 ................ 1,123 1,279,606
Time Warner Cable LLC
6.55% ,   05/01/37 ................. 1,560 1,537,437
7.30% ,   07/01/38 ................. 1,190 1,235,624
6.75% ,   06/15/39 ................. 1,819 1,812,156
5.88% ,   11/15/40 ................. 1,224 1,117,593
5.50% ,   09/01/41 ................. 1,338 1,144,730
4.50% ,   09/15/42 ................. 1,006 753,846
Univision Communications, Inc.
(e)
6.63% ,   06/01/27 ................. 1,481 1,433,952
8.00% ,   08/15/28 ................. 1,462 1,421,591
4.50% ,   05/01/29 ................. 980 841,394
7.38% ,   06/30/30 ................. 895 815,890
8.50% ,   07/31/31 ................. 1,270 1,200,849
Urban One, Inc., 7.38%,  02/01/28
(e)
...... 630 302,119
Videotron Ltd.
(e)
5.13% ,   04/15/27 ................. 1,116 1,114,496
3.63% ,   06/15/29 ................. 765 724,386
5.70% ,   01/15/35
(d)
................ 425 423,933
Security
Par (000)
Par (000) Value
Media (continued)
Virgin Media Vendor Financing Notes IV DAC,
5.00%,  07/15/28
(e)
............... USD 500 $ 483,514
VZ Secured Financing BV, 5.00%,  01/15/32
(e)
1,500 1,308,277
Ziggo Bond Co. BV, 5.13%,  02/28/30
(e)
.... 460 407,030
Ziggo BV, 4.88%,  01/15/30
(e)
........... 975 895,505
247,307,391
Metals & Mining — 0.5%
ABJA Investment Co. Pte. Ltd.,
5.45%,  01/24/28
(f)
................ 1,000 1,004,520
Alcoa Nederland Holding BV
(e)
4.13% ,   03/31/29 ................. 510 473,794
7.13% ,   03/15/31 ................. 745 767,443
Algoma Steel, Inc., 9.13%,  04/15/29
(e)
..... 370 312,290
Alumina Pty. Ltd.
(e)
6.13% ,   03/15/30 ................. 285 281,527
6.38% ,   09/15/32 ................. 330 321,369
Anglo American Capital plc
4.75% ,   04/10/27
(e)
................ 875 878,745
4.50% ,   03/15/28
(e)
................ 835 835,037
3.88% ,   03/16/29
(d) (f)
............... 400 388,053
5.63% ,   04/01/30
(f)
................. 700 718,911
2.63% ,   09/10/30
(f)
................. 1,000 890,493
2.88% ,   03/17/31
(f)
................. 400 355,839
5.50% ,   05/02/33
(f)
................. 1,000 1,002,719
5.75% ,   04/05/34
(f)
................. 1,400 1,411,025
3.95% ,   09/10/50
(d) (f)
............... 400 288,079
4.75% ,   03/16/52
(f)
................. 600 488,619
6.00% ,   04/05/54
(f)
................. 200 191,524
AngloGold Ashanti Holdings plc
3.38% ,   11/01/28 ................. 845 802,851
3.75% ,   10/01/30 ................. 814 759,969
6.50% ,   04/15/40
(d)
................ 300 302,853
Antofagasta plc
(f)
2.38% ,   10/14/30
(d)
................ 600 517,007
5.63% ,   05/13/32 ................. 400 402,025
6.25% ,   05/02/34 ................. 800 812,482
ArcelorMittal SA
6.55% ,   11/29/27 ................. 1,075 1,118,205
4.25% ,   07/16/29 ................. 590 576,179
6.80% ,   11/29/32 ................. 1,020 1,097,207
6.00% ,   06/17/34 ................. 495 507,363
7.00% ,   10/15/39 ................. 785 854,295
6.75% ,   03/01/41 ................. 485 501,339
6.35% ,   06/17/54
(d)
................ 560 539,981
Arsenal AIC Parent LLC
(e)
8.00% ,   10/01/30 ................. 690 713,832
11.50% ,   10/01/31 ................. 490 538,013
ATI, Inc.
5.88% ,   12/01/27 ................. 353 352,120
4.88% ,   10/01/29 ................. 330 315,154
7.25% ,   08/15/30 ................. 435 452,709
5.13% ,   10/01/31 ................. 367 347,413
Baffinland Iron Mines Corp., 8.75%,  07/15/26
(e)
572 502,566
Barrick Gold Corp.
6.45% ,   10/15/35 ................. 110 118,535
5.25% ,   04/01/42 ................. 35 33,094
Barrick International Barbados Corp.,
6.35%,  10/15/36
(e)
............... 595 635,689
Barrick North America Finance LLC
5.70% ,   05/30/41 ................. 1,012 988,424
5.75% ,   05/01/43 ................. 826 812,782
Barrick PD Australia Finance Pty. Ltd.,
5.95%,  10/15/39 ................ 1,050 1,064,752

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
99
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
BHP Billiton Finance USA Ltd.
5.25% ,   09/08/26 ................. USD 940 $ 952,628
4.75% ,   02/28/28 ................. 715 727,307
5.10% ,   09/08/28 ................. 1,075 1,102,443
5.00% ,   02/21/30 ................. 975 994,946
5.25% ,   09/08/30 ................. 1,190 1,229,415
5.13% ,   02/21/32 ................. 800 809,549
4.90% ,   02/28/33 ................. 795 787,894
5.25% ,   09/08/33 ................. 1,460 1,477,977
5.30% ,   02/21/35 ................. 1,100 1,106,511
4.13% ,   02/24/42 ................. 953 794,174
5.00% ,   09/30/43 ................. 2,675 2,476,126
5.50% ,   09/08/53 ................. 645 622,305
Big River Steel LLC, 6.63%,  01/31/29
(e)
.... 688 692,312
Capstone Copper Corp., 6.75%,  03/31/33
(e)
. 220 216,252
Carpenter Technology Corp.
6.38% ,   07/15/28 ................. 385 385,215
7.63% ,   03/15/30
(d)
................ 280 288,276
Century Aluminum Co., 7.50%,  04/01/28
(d) (e)
. 248 250,443
Chalco Hong Kong Investment Co. Ltd.,
2.10%,  07/28/26
(f)
................ 600 583,593
Chinalco Capital Holdings Ltd.
(f)
2.13% ,   06/03/26 ................. 1,000 975,651
2.95% ,   02/24/27 ................. 400 390,060
4.75% ,   02/14/28 ................. 600 605,249
Cia de Minas Buenaventura SAA
6.80% ,   02/04/32
(e)
................ 400 398,502
6.80% ,   02/04/32
(f)
................. 200 199,251
Cleveland-Cliffs, Inc.
5.88% ,   06/01/27
(d)
................ 540 532,796
4.63% ,   03/01/29
(d) (e)
............... 370 338,766
6.88% ,   11/01/29
(e)
................ 900 872,111
6.75% ,   04/15/30
(e)
................ 755 727,280
4.88% ,   03/01/31
(d) (e)
............... 328 280,548
7.50% ,   09/15/31
(e)
................ 735 712,065
7.00% ,   03/15/32
(d) (e)
............... 1,405 1,323,071
7.38% ,   05/01/33
(e)
................ 835 784,441
6.25% ,   10/01/40
(d)
................ 270 213,152
Coeur Mining, Inc., 5.13%,  02/15/29
(e)
..... 306 290,580
Commercial Metals Co.
4.13% ,   01/15/30
(d)
................ 300 282,322
3.88% ,   02/15/31 ................. 315 282,449
4.38% ,   03/15/32 ................. 305 276,984
Compass Minerals International, Inc.,
6.75%,  12/01/27
(e)
............... 500 495,042
Constellium SE
(e)
5.63% ,   06/15/28 ................. 340 334,625
3.75% ,   04/15/29 ................. 485 445,324
6.38% ,   08/15/32 ................. 350 344,419
CSN Inova Ventures, 6.75%,  01/28/28
(f)
.... 1,200 1,120,432
CSN Resources SA
(d)(f)
8.88% ,   12/05/30 ................. 800 766,330
4.63% ,   06/10/31 ................. 800 606,866
5.88% ,   04/08/32 ................. 600 476,818
Eldorado Gold Corp., 6.25%,  09/01/29
(f)
.... 500 492,479
Endeavour Mining plc, 5.00%,  10/14/26
(f)
... 400 390,866
Eregli Demir ve Celik Fabrikalari TAS,
8.38%,  07/23/29
(f)
................ 1,000 1,005,620
First Quantum Minerals Ltd.
6.88% ,   10/15/27
(f)
................. 883 873,098
9.38% ,   03/01/29
(f)
................. 1,600 1,677,242
8.63% ,   06/01/31
(f)
................. 1,200 1,216,031
8.00% ,   03/01/33
(e)
................ 820 812,320
FMG Resources August 2006 Pty. Ltd.
(e)
4.50% ,   09/15/27 ................. 605 587,061
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
5.88% ,   04/15/30 ................. USD 690 $ 682,150
4.38% ,   04/01/31 ................. 1,480 1,339,216
6.13% ,   04/15/32 ................. 770 759,100
Freeport Indonesia PT
(f)
4.76% ,   04/14/27 ................. 600 598,006
5.32% ,   04/14/32 ................. 1,600 1,584,353
6.20% ,   04/14/52 ................. 800 768,551
Freeport-McMoRan, Inc.
5.00% ,   09/01/27 ................. 525 525,815
4.13% ,   03/01/28 ................. 885 870,051
4.38% ,   08/01/28 ................. 706 698,223
5.25% ,   09/01/29 ................. 670 676,225
4.25% ,   03/01/30 ................. 760 737,824
4.63% ,   08/01/30 ................. 625 614,358
5.40% ,   11/14/34 ................. 780 778,932
5.45% ,   03/15/43 ................. 1,746 1,615,327
Fresnillo plc, 4.25%,  10/02/50
(d) (f)
........ 1,000 700,721
Gerdau Trade, Inc., 4.88%,  10/24/27
(f)
..... 400 399,579
Glencore Finance Canada Ltd.
(e)
6.90% ,   11/15/37 ................. 640 689,485
6.00% ,   11/15/41 ................. 428 416,411
5.55% ,   10/25/42 ................. 535 492,554
Glencore Funding LLC
(e)
4.00% ,   03/27/27 ................. 1,103 1,091,056
5.34% ,   04/04/27 ................. 480 486,737
3.88% ,   10/27/27 ................. 775 762,390
4.91% ,   04/01/28 ................. 165 166,544
5.40% ,   05/08/28 ................. 1,132 1,156,895
6.13% ,   10/06/28 ................. 585 611,218
4.88% ,   03/12/29 ................. 1,215 1,220,990
5.37% ,   04/04/29 ................. 630 642,272
5.19% ,   04/01/30 ................. 495 501,136
2.50% ,   09/01/30 ................. 937 831,397
6.38% ,   10/06/30 ................. 490 522,562
2.85% ,   04/27/31 ................. 385 342,532
2.63% ,   09/23/31 ................. 615 534,453
5.70% ,   05/08/33 ................. 775 785,835
6.50% ,   10/06/33 ................. 585 622,253
5.63% ,   04/04/34 ................. 1,115 1,115,860
5.67% ,   04/01/35 ................. 550 548,759
3.88% ,   04/27/51 ................. 566 393,994
3.38% ,   09/23/51 ................. 565 353,965
5.89% ,   04/04/54
(d)
................ 525 495,720
6.14% ,   04/01/55 ................. 1,070 1,038,800
Gold Fields Orogen Holdings BVI Ltd.,
6.13%,  05/15/29
(f)
................ 400 415,221
GUSAP III LP
(f)
4.25% ,   01/21/30 ................. 600 571,659
7.25% ,   04/16/44
(d)
................ 400 428,742
Hecla Mining Co., 7.25%,  02/15/28 ....... 470 471,102
Hudbay Minerals, Inc., 6.13%,  04/01/29
(f)
... 530 528,203
Indonesia Asahan Aluminium PT
(f)
6.53% ,   11/15/28 ................. 700 735,174
5.45% ,   05/15/30 ................. 1,000 1,009,185
6.76% ,   11/15/48 ................. 200 204,525
5.80% ,   05/15/50
(d)
................ 400 365,596
Industrias Penoles SAB de CV
(f)
4.15% ,   09/12/29 ................. 600 571,689
5.65% ,   09/12/49 ................. 600 502,010
4.75% ,   08/06/50
(d)
................ 400 293,525
Infrabuild Australia Pty. Ltd.,
14.50%,  11/15/28
(e)
............... 300 313,679
Ivanhoe Mines Ltd., 7.88%,  01/23/30
(d) (e)
... 400 393,725
JSW Steel Ltd.
(f)
3.95% ,   04/05/27
(d)
................ 400 381,780

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
100
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
5.05% ,   04/05/32 ................. USD 600 $ 534,476
JW Aluminum Continuous Cast Co.,
10.25%,  04/01/30
(e)
............... 260 255,451
Kaiser Aluminum Corp.
(e)
4.63% ,   03/01/28 ................. 500 481,450
4.50% ,   06/01/31
(d)
................ 545 489,572
Kinross Gold Corp.
4.50% ,   07/15/27 ................. 832 829,433
6.25% ,   07/15/33 ................. 610 642,005
Krakatau Posco PT
(f)
6.38% ,   06/11/27 ................. 200 199,776
6.38% ,   06/11/29 ................. 400 396,398
Metinvest BV, 7.75%,  10/17/29
(f)
........ 600 476,955
Minera Mexico SA de CV
5.63% ,   02/12/32
(e)
................ 600 599,677
5.63% ,   02/12/32
(f)
................. 200 199,892
4.50% ,   01/26/50
(f)
................. 1,000 734,102
Mineral Resources Ltd.
(e)
8.13% ,   05/01/27 ................. 685 660,522
8.00% ,   11/01/27 ................. 630 596,932
9.25% ,   10/01/28 ................. 1,220 1,152,431
8.50% ,   05/01/30 ................. 650 591,441
Minmetals Bounteous Finance BVI Ltd.,
4.20%,  07/27/26
(f)
................ 800 798,185
Minsur SA, 4.50%,  10/28/31
(d) (f)
......... 400 364,597
New Gold, Inc., 6.88%,  04/01/32
(e)
....... 50 51,100
Newcastle Coal Infrastructure Group Pty. Ltd.
(e)
4.40% ,   09/29/27
(d)
................ 262 258,474
4.70% ,   05/12/31 ................. 518 489,123
Newmont Corp.
2.80% ,   10/01/29 ................. 965 906,268
3.25% ,   05/13/30 ................. 662 624,684
2.25% ,   10/01/30 ................. 985 878,337
2.60% ,   07/15/32
(d)
................ 1,090 951,845
5.35% ,   03/15/34 ................. 550 558,645
5.88% ,   04/01/35 ................. 296 312,969
6.25% ,   10/01/39 ................. 986 1,058,181
5.75% ,   11/15/41 ................. 480 478,070
4.88% ,   03/15/42 ................. 981 891,240
5.45% ,   06/09/44 ................. 515 493,267
4.20% ,   05/13/50 ................. 461 366,997
Nexa Resources SA
6.75% ,   04/09/34
(d) (f)
............... 600 615,770
6.60% ,   04/08/37
(e)
................ 545 536,760
Northern Star Resources Ltd.,
6.13%,  04/11/33
(e)
................ 695 714,963
Novelis Corp.
(e)
3.25% ,   11/15/26 ................. 785 761,932
4.75% ,   01/30/30 ................. 1,580 1,467,355
6.88% ,   01/30/30
(d)
................ 740 750,792
3.88% ,   08/15/31 ................. 740 638,543
Nucor Corp.
4.30% ,   05/23/27 ................. 725 726,743
3.95% ,   05/01/28 ................. 766 758,247
2.70% ,   06/01/30 ................. 508 464,709
4.65% ,   06/01/30 ................. 570 569,679
3.13% ,   04/01/32 ................. 125 112,069
5.10% ,   06/01/35 ................. 505 495,781
6.40% ,   12/01/37 ................. 465 505,602
5.20% ,   08/01/43 ................. 50 47,945
4.40% ,   05/01/48 ................. 455 376,360
3.85% ,   04/01/52 ................. 640 473,303
2.98% ,   12/15/55 ................. 532 315,677
Perenti Finance Pty. Ltd., 7.50%,  04/26/29
(e)
. 380 387,943
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
POSCO
(f)
4.88% ,   01/23/27 ................. USD 200 $ 200,877
4.50% ,   08/04/27 ................. 800 797,851
5.75% ,   01/17/28 ................. 700 717,766
5.88% ,   01/17/33 ................. 200 205,125
Reliance, Inc., 2.15%,  08/15/30 ......... 200 175,655
Rio Tinto Alcan, Inc.
7.25% ,   03/15/31 ................. 525 590,673
6.13% ,   12/15/33 ................. 691 741,591
5.75% ,   06/01/35 ................. 332 353,097
Rio Tinto Finance USA Ltd.
7.13% ,   07/15/28 ................. 790 855,140
5.20% ,   11/02/40 ................. 946 917,739
2.75% ,   11/02/51 ................. 1,205 713,347
Rio Tinto Finance USA plc
4.38% ,   03/12/27 ................. 375 376,994
4.50% ,   03/14/28 ................. 470 473,305
4.88% ,   03/14/30 ................. 1,950 1,980,394
5.00% ,   03/14/32 ................. 615 619,606
5.00% ,   03/09/33 ................. 815 820,260
5.25% ,   03/14/35 ................. 1,000 1,003,545
4.75% ,   03/22/42 ................. 623 558,890
4.13% ,   08/21/42 ................. 851 705,325
5.13% ,   03/09/53 ................. 1,115 1,011,192
5.75% ,   03/14/55 ................. 380 375,219
5.88% ,   03/14/65 ................. 705 696,729
Samarco Mineracao SA, 9.00%, (9.00% Cash
or 9.00% PIK), 06/30/31
(f) (i)
........... 4,169 3,890,280
SDG Finance Ltd., 2.80%,  08/25/26
(f)
..... 400 386,885
South32 Treasury Ltd., 4.35%,  04/14/32
(e)
.. 555 512,932
Southern Copper Corp.
7.50% ,   07/27/35 ................. 770 874,892
6.75% ,   04/16/40 ................. 1,083 1,160,746
5.25% ,   11/08/42 ................. 1,243 1,128,917
5.88% ,   04/23/45 ................. 1,501 1,440,604
Steel Dynamics, Inc.
5.00% ,   12/15/26 ................. 1,312 1,313,655
1.65% ,   10/15/27 ................. 255 237,521
3.45% ,   04/15/30 ................. 470 443,155
3.25% ,   01/15/31 ................. 540 496,539
5.38% ,   08/15/34 ................. 650 651,344
5.25% ,   05/15/35 ................. 575 569,151
3.25% ,   10/15/50 ................. 505 324,174
5.75% ,   05/15/55 ................. 310 293,473
Stillwater Mining Co.
(d)(f)
4.00% ,   11/16/26 ................. 600 574,897
4.50% ,   11/16/29 ................. 600 504,317
SunCoke Energy, Inc., 4.88%,  06/30/29
(e)
... 495 456,042
Taseko Mines Ltd., 8.25%,  05/01/30
(e)
..... 507 511,866
TMS International Corp., 6.25%,  04/15/29
(e)
. 355 328,732
United States Steel Corp.
6.88% ,   03/01/29 ................. 474 474,941
6.65% ,   06/01/37 ................. 278 270,091
Usiminas International Sarl, 7.50%,  01/27/32
(f)
200 199,233
Usiminas International SARL,
7.50%,  01/27/32
(e)
............... 400 398,466
Vale Overseas Ltd.
3.75% ,   07/08/30 ................. 1,551 1,447,065
6.13% ,   06/12/33
(d)
................ 1,493 1,537,833
6.88% ,   11/21/36
(d)
................ 884 942,763
6.88% ,   11/10/39 ................. 551 586,560
6.40% ,   06/28/54 ................. 1,425 1,373,320
Vale SA, 5.63%,  09/11/42 ............ 671 635,937
Vedanta Resources Finance II plc
(f)
10.88% ,   09/17/29
(d)
............... 1,200 1,162,584

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
101
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
9.48% ,   07/24/30 ................. USD 600 $ 551,103
11.25% ,   12/03/31
(d)
................ 525 510,536
9.85% ,   04/24/33
(d)
................ 400 359,401
Warrior Met Coal, Inc., 7.88%,  12/01/28
(e)
... 161 162,844
WE Soda Investments Holding plc
(f)
9.50% ,   10/06/28 ................. 1,000 1,020,824
9.38% ,   02/14/31 ................. 400 405,257
Yamana Gold, Inc., 2.63%,  08/15/31 ...... 475 411,793
171,745,768
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(e)
Apollo Commercial Real Estate Finance, Inc.,
4.63%,  06/15/29 ................ 505 466,159
Blackstone Mortgage Trust, Inc.
3.75% ,   01/15/27 ................. 365 346,662
7.75% ,   12/01/29 ................. 440 457,403
Ladder Capital Finance Holdings LLLP
4.25% ,   02/01/27 ................. 600 584,972
4.75% ,   06/15/29 ................. 670 641,545
7.00% ,   07/15/31 ................. 495 511,108
Rithm Capital Corp., 8.00%,  04/01/29 ..... 770 770,251
Starwood Property Trust, Inc.
3.63% ,   07/15/26 ................. 405 395,408
4.38% ,   01/15/27 ................. 465 455,788
7.25% ,   04/01/29 ................. 590 612,355
6.00% ,   04/15/30 ................. 405 401,426
6.50% ,   07/01/30 ................. 500 504,242
6.50% ,   10/15/30 ................. 245 247,131
6,394,450
Multi-Utilities — 0.4%
Abu Dhabi National Energy Co. PJSC
4.38% ,   06/22/26
(f)
................. 1,000 995,360
2.00% ,   04/29/28
(f)
................. 1,200 1,114,098
4.38% ,   01/24/29
(f)
................. 200 198,416
4.88% ,   04/23/30
(f)
................. 800 809,682
4.38% ,   10/09/31
(f)
................. 800 788,535
4.70% ,   04/24/33
(f)
................. 800 786,789
6.50% ,   10/27/36
(e)
................ 1,000 1,108,969
4.75% ,   03/09/37
(f)
................. 870 832,762
4.00% ,   10/03/49
(f)
................. 600 456,485
3.40% ,   04/29/51
(f)
................. 800 539,817
Algonquin Power & Utilities Corp.
5.37% ,   06/15/26 ................. 180 181,197
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.25%),
4.75% ,   01/18/82
(h)
............... 736 691,172
Ameren Corp.
5.70% ,   12/01/26 ................. 690 702,218
1.95% ,   03/15/27 ................. 930 890,258
1.75% ,   03/15/28 ................. 300 278,178
5.00% ,   01/15/29 ................. 705 714,828
3.50% ,   01/15/31 ................. 838 785,045
5.38% ,   03/15/35 ................. 435 434,633
Ameren Illinois Co.
3.80% ,   05/15/28 ................. 95 94,337
1.55% ,   11/15/30 ................. 305 263,084
3.85% ,   09/01/32 ................. 350 327,018
4.95% ,   06/01/33 ................. 430 430,276
4.15% ,   03/15/46 ................. 485 394,824
3.70% ,   12/01/47 ................. 582 433,319
4.50% ,   03/15/49 ................. 535 451,110
3.25% ,   03/15/50 ................. 404 272,205
2.90% ,   06/15/51 ................. 433 268,622
5.90% ,   12/01/52 ................. 406 416,285
5.55% ,   07/01/54 ................. 590 575,829
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
5.63% ,   03/01/55 ................. USD 325 $ 319,089
Avista Corp.
4.35% ,   06/01/48 ................. 555 448,286
4.00% ,   04/01/52 ................. 350 253,040
Berkshire Hathaway Energy Co.
3.25% ,   04/15/28 ................. 910 888,735
3.70% ,   07/15/30 ................. 1,120 1,082,167
1.65% ,   05/15/31 ................. 617 520,522
6.13% ,   04/01/36 ................. 1,580 1,666,181
5.95% ,   05/15/37 ................. 348 365,375
5.15% ,   11/15/43 ................. 668 622,077
4.50% ,   02/01/45 ................. 858 724,512
3.80% ,   07/15/48 ................. 780 567,521
4.45% ,   01/15/49 ................. 840 678,110
4.25% ,   10/15/50 ................. 671 520,082
2.85% ,   05/15/51 ................. 1,338 795,931
4.60% ,   05/01/53 ................. 914 746,739
Black Hills Corp.
3.15% ,   01/15/27 ................. 145 141,089
5.95% ,   03/15/28 ................. 491 509,911
3.05% ,   10/15/29 ................. 537 499,107
2.50% ,   06/15/30 ................. 657 584,238
4.35% ,   05/01/33 ................. 400 375,664
6.15% ,   05/15/34 ................. 490 510,236
6.00% ,   01/15/35 ................. 425 438,651
4.20% ,   09/15/46 ................. 294 232,077
3.88% ,   10/15/49 ................. 406 291,110
CenterPoint Energy, Inc.
1.45% ,   06/01/26 ................. 551 533,109
5.25% ,   08/10/26 ................. 250 252,227
5.40% ,   06/01/29 ................. 475 488,829
2.95% ,   03/01/30 ................. 325 300,597
2.65% ,   06/01/31 ................. 585 515,815
3.70% ,   09/01/49 ................. 493 349,120
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.95%),
6.85% ,   02/15/55
(d) (h)
.............. 500 500,032
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.25%),
7.00% ,   02/15/55
(h)
............... 540 552,065
Centrica plc, 5.38%,  10/16/43
(d) (e)
........ 410 372,151
CMS Energy Corp.
3.00% ,   05/15/26 ................. 35 34,392
3.45% ,   08/15/27 ................. 261 255,794
4.88% ,   03/01/44 ................. 322 284,353
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.12%),
4.75% ,   06/01/50
(h)
............... 628 588,852
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.90%),
3.75% ,   12/01/50
(h)
............... 462 399,720
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.96%),
6.50% ,   06/01/55
(h)
............... 55 53,713
Consolidated Edison Co. of New York, Inc.
Series B , 3.13% ,   11/15/27 ........... 560 545,773
3.80% ,   05/15/28
(d)
................ 610 602,861
Series D , 4.00% ,   12/01/28 ........... 485 482,253
Series 20A , 3.35% ,   04/01/30 ......... 570 544,714
2.40% ,   06/15/31 ................. 713 635,761
5.20% ,   03/01/33 ................. 465 472,338
5.50% ,   03/15/34 ................. 550 569,040
5.38% ,   05/15/34 ................. 385 393,770
Series 05-A , 5.30% ,   03/01/35 ......... 170 172,667
5.13% ,   03/15/35 ................. 105 105,451

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
102
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
Series 06-A , 5.85% ,   03/15/36 ......... USD 586 $ 614,457
Series 06-B , 6.20% ,   06/15/36 ......... 375 403,666
Series 07-A , 6.30% ,   08/15/37 ......... 130 140,305
Series 08-B , 6.75% ,   04/01/38 ......... 567 639,558
Series 09-C , 5.50% ,   12/01/39 ......... 395 393,746
5.70% ,   06/15/40 ................. 333 338,075
Series 12-A , 4.20% ,   03/15/42 ......... 318 265,005
3.95% ,   03/01/43 ................. 865 689,726
4.45% ,   03/15/44 ................. 818 694,685
4.50% ,   12/01/45 ................. 786 663,511
3.85% ,   06/15/46 ................. 693 530,801
Series 2017 , 3.88% ,   06/15/47 ......... 619 471,067
Series E , 4.65% ,   12/01/48 ........... 815 690,011
Series A , 4.13% ,   05/15/49 ........... 600 465,938
Series 20B , 3.95% ,   04/01/50 ......... 1,180 903,623
3.20% ,   12/01/51 ................. 525 339,189
6.15% ,   11/15/52 ................. 680 706,849
5.90% ,   11/15/53 ................. 885 890,715
5.70% ,   05/15/54 ................. 885 871,222
4.63% ,   12/01/54 ................. 412 339,436
5.50% ,   03/15/55 ................. 115 109,522
Series C , 4.30% ,   12/01/56 ........... 580 448,585
Series C , 4.00% ,   11/15/57 ........... 718 512,919
4.50% ,   05/15/58 ................. 711 565,187
3.70% ,   11/15/59 ................. 412 281,407
Series C , 3.00% ,   12/01/60 ........... 502 291,378
3.60% ,   06/15/61 ................. 683 453,185
Consumers Energy Co.
4.65% ,   03/01/28 ................. 273 276,770
3.80% ,   11/15/28 ................. 98 96,850
4.90% ,   02/15/29 ................. 685 698,927
4.60% ,   05/30/29 ................. 628 634,487
4.70% ,   01/15/30 ................. 240 243,329
4.50% ,   01/15/31 ................. 535 538,028
3.60% ,   08/15/32 ................. 240 220,989
4.63% ,   05/15/33 ................. 570 557,009
5.05% ,   05/15/35 ................. 200 200,547
3.95% ,   05/15/43 ................. 191 154,144
3.25% ,   08/15/46 ................. 430 306,428
3.95% ,   07/15/47 ................. 345 269,910
4.05% ,   05/15/48 ................. 730 575,892
4.35% ,   04/15/49 ................. 730 606,285
3.75% ,   02/15/50 ................. 460 344,457
3.10% ,   08/15/50 ................. 723 479,356
3.50% ,   08/01/51 ................. 589 417,743
2.65% ,   08/15/52 ................. 347 204,922
4.20% ,   09/01/52 ................. 330 263,900
2.50% ,   05/01/60 ................. 620 335,724
Delmarva Power & Light Co., 4.15%,  05/15/45 415 335,477
Dominion Energy, Inc.
Series D , 2.85% ,   08/15/26 ........... 464 454,088
Series B , 3.60% ,   03/15/27 ........... 457 449,683
4.25% ,   06/01/28 ................. 569 567,251
Series C , 3.38% ,   04/01/30 ........... 1,734 1,630,569
5.00% ,   06/15/30 ................. 475 479,954
Series C , 2.25% ,   08/15/31 ........... 480 411,401
Series A , 4.35% ,   08/15/32 ........... 285 269,229
5.38% ,   11/15/32 ................. 845 854,756
Series E , 6.30% ,   03/15/33 ........... 333 351,325
Series F , 5.25% ,   08/01/33 ........... 705 699,605
5.45% ,   03/15/35 ................. 475 473,215
Series B , 5.95% ,   06/15/35 ........... 575 594,701
7.00% ,   06/15/38 ................. 484 539,870
Series B , 3.30% ,   04/15/41 ........... 530 382,420
Series C , 4.90% ,   08/01/41 ........... 455 400,079
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
Series C , 4.05% ,   09/15/42 ........... USD 406 $ 319,980
4.70% ,   12/01/44 ................. 495 415,017
Series A , 4.60% ,   03/15/49 ........... 425 342,078
Series B , 4.85% ,   08/15/52 ........... 640 533,661
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00% ,   06/01/54
(h)
............... 985 1,027,041
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.39%),
6.88% ,   02/01/55
(h)
............... 60 61,799
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.21%),
6.63% ,   05/15/55
(h)
............... 230 227,035
DTE Energy Co.
2.85% ,   10/01/26 ................. 598 585,261
4.95% ,   07/01/27 ................. 800 808,289
4.88% ,   06/01/28 ................. 805 812,916
5.10% ,   03/01/29 ................. 1,060 1,075,489
Series C , 3.40% ,   06/15/29 ........... 371 353,452
2.95% ,   03/01/30 ................. 540 497,258
5.20% ,   04/01/30 ................. 1,035 1,053,646
5.85% ,   06/01/34 ................. 635 655,221
Engie SA
(e)
5.25% ,   04/10/29 ................. 580 593,382
5.63% ,   04/10/34 ................. 625 633,717
5.88% ,   04/10/54 ................. 615 594,434
National Grid plc
5.60% ,   06/12/28 ................. 20 20,620
5.81% ,   06/12/33 ................. 460 476,739
5.42% ,   01/11/34 ................. 795 804,228
New York State Electric & Gas Corp.
(e)
3.25% ,   12/01/26 ................. 120 117,586
5.65% ,   08/15/28 ................. 975 1,006,238
2.15% ,   10/01/31 ................. 755 639,479
5.85% ,   08/15/33 ................. 305 317,646
5.30% ,   08/15/34 ................. 805 805,882
3.30% ,   09/15/49 ................. 238 154,299
NiSource, Inc.
3.49% ,   05/15/27 ................. 1,682 1,652,232
5.25% ,   03/30/28 ................. 635 649,259
5.20% ,   07/01/29 ................. 550 562,356
2.95% ,   09/01/29 ................. 1,310 1,228,181
3.60% ,   05/01/30 ................. 1,255 1,196,512
1.70% ,   02/15/31 ................. 780 659,697
5.40% ,   06/30/33 ................. 280 282,043
5.35% ,   04/01/34 ................. 455 457,686
5.95% ,   06/15/41 ................. 461 461,786
5.25% ,   02/15/43 ................. 625 577,339
4.80% ,   02/15/44 ................. 780 685,277
5.65% ,   02/01/45 ................. 560 539,448
4.38% ,   05/15/47 ................. 957 777,526
3.95% ,   03/30/48 ................. 763 578,764
5.00% ,   06/15/52 ................. 635 551,496
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.45%),
6.95% ,   11/30/54
(h)
............... 125 127,153
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.53%),
6.38% ,   03/31/55
(h)
............... 60 58,573
5.85% ,   04/01/55 ................. 90 87,892
NorthWestern Corp.
5.07% ,   03/21/30
(e)
................ 5 5,080
4.18% ,   11/15/44 ................. 595 480,803
Public Service Enterprise Group, Inc.
5.85% ,   11/15/27 ................. 150 155,215

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
103
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
5.88% ,   10/15/28 ................. USD 730 $ 761,926
5.20% ,   04/01/29 ................. 710 728,120
4.90% ,   03/15/30 ................. 290 292,960
1.60% ,   08/15/30 ................. 685 584,855
2.45% ,   11/15/31 ................. 230 199,721
6.13% ,   10/15/33 ................. 475 499,065
5.45% ,   04/01/34 ................. 500 505,938
5.40% ,   03/15/35 ................. 375 376,120
Puget Energy, Inc.
2.38% ,   06/15/28 ................. 810 760,086
4.10% ,   06/15/30 ................. 619 590,340
4.22% ,   03/15/32 ................. 490 454,022
5.73% ,   03/15/35
(e)
................ 275 273,798
Puget Sound Energy, Inc.
5.33% ,   06/15/34 ................. 420 425,375
6.27% ,   03/15/37 ................. 380 407,526
5.76% ,   10/01/39 ................. 414 424,900
5.80% ,   03/15/40 ................. 370 374,634
5.64% ,   04/15/41 ................. 350 341,566
4.30% ,   05/20/45 ................. 376 305,510
4.22% ,   06/15/48 ................. 605 478,994
3.25% ,   09/15/49 ................. 647 425,953
2.89% ,   09/15/51 ................. 535 326,688
5.45% ,   06/01/53 ................. 215 202,966
5.69% ,   06/15/54 ................. 325 314,937
San Diego Gas & Electric Co.
2.50% ,   05/15/26 ................. 531 520,077
4.95% ,   08/15/28 ................. 1,065 1,085,861
Series VVV , 1.70% ,   10/01/30 ......... 1,210 1,038,034
Series XXX , 3.00% ,   03/15/32 ......... 585 515,102
5.40% ,   04/15/35 ................. 375 378,295
6.00% ,   06/01/39 ................. 305 319,066
4.50% ,   08/15/40 ................. 437 388,140
Series RRR , 3.75% ,   06/01/47 ......... 551 400,267
4.15% ,   05/15/48 ................. 435 333,910
Series TTT , 4.10% ,   06/15/49 .......... 777 592,006
3.32% ,   04/15/50 ................. 285 189,647
2.95% ,   08/15/51 ................. 905 556,429
3.70% ,   03/15/52 ................. 150 106,793
5.35% ,   04/01/53 ................. 790 729,027
5.55% ,   04/15/54 ................. 635 602,817
Sempra
5.40% ,   08/01/26 ................. 385 388,023
3.25% ,   06/15/27 ................. 1,293 1,256,316
3.40% ,   02/01/28 ................. 1,252 1,216,013
3.70% ,   04/01/29 ................. 460 444,569
5.50% ,   08/01/33 ................. 445 447,264
3.80% ,   02/01/38 ................. 958 774,705
6.00% ,   10/15/39 ................. 891 886,844
4.00% ,   02/01/48 ................. 798 579,778
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.87%),
4.13% ,   04/01/52
(h)
............... 745 684,424
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.63%),
6.40% ,   10/01/54
(h)
............... 1,110 1,019,996
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.79%),
6.88% ,   10/01/54
(h)
............... 970 942,094
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.14%),
6.55% ,   04/01/55
(h)
............... 135 123,885
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.35%),
6.63% ,   04/01/55
(h)
............... 30 28,540
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
Southern Co. Gas Capital Corp.
3.25% ,   06/15/26 ................. USD 513 $ 507,869
Series 20-A , 1.75% ,   01/15/31 ......... 635 540,531
5.15% ,   09/15/32 ................. 175 175,122
5.75% ,   09/15/33 ................. 595 613,558
4.95% ,   09/15/34 ................. 510 496,172
5.88% ,   03/15/41 ................. 399 399,290
4.40% ,   06/01/43 ................. 660 546,316
3.95% ,   10/01/46 ................. 515 389,363
4.40% ,   05/30/47 ................. 687 552,967
Series 21A , 3.15% ,   09/30/51 ......... 610 379,447
WEC Energy Group, Inc.
5.60% ,   09/12/26 ................. 147 149,008
5.15% ,   10/01/27 ................. 745 757,103
1.38% ,   10/15/27 ................. 580 539,563
4.75% ,   01/15/28 ................. 700 707,856
2.20% ,   12/15/28 ................. 260 240,482
1.80% ,   10/15/30 ................. 233 201,935
130,561,501
Office REITs — 0.1%
Boston Properties LP
2.75% ,   10/01/26 ................. 770 746,811
6.75% ,   12/01/27 ................. 1,175 1,226,302
4.50% ,   12/01/28 ................. 948 932,122
3.40% ,   06/21/29 ................. 950 890,805
2.90% ,   03/15/30 ................. 766 693,815
3.25% ,   01/30/31 ................. 1,310 1,181,710
2.55% ,   04/01/32 ................. 1,052 865,290
2.45% ,   10/01/33 ................. 1,145 896,651
6.50% ,   01/15/34 ................. 55 57,705
5.75% ,   01/15/35 ................. 750 739,658
Brandywine Operating Partnership LP
3.95% ,   11/15/27 ................. 450 424,066
8.30% ,   03/15/28 ................. 340 351,374
8.88% ,   04/12/29 ................. 405 425,431
4.55% ,   10/01/29
(d)
................ 357 325,765
COPT Defense Properties LP
2.00% ,   01/15/29 ................. 725 648,660
2.75% ,   04/15/31 ................. 450 390,290
2.90% ,   12/01/33 ................. 520 418,372
Cousins Properties LP
5.38% ,   02/15/32 ................. 160 158,453
5.88% ,   10/01/34 ................. 300 300,117
Highwoods Realty LP
3.88% ,   03/01/27 ................. 345 337,231
4.13% ,   03/15/28 ................. 332 323,206
4.20% ,   04/15/29 ................. 390 372,479
3.05% ,   02/15/30 ................. 465 415,079
2.60% ,   02/01/31 ................. 502 426,675
7.65% ,   02/01/34 ................. 425 466,086
Hudson Pacific Properties LP
3.95% ,   11/01/27 ................. 421 365,628
5.95% ,   02/15/28 ................. 350 292,346
4.65% ,   04/01/29 ................. 499 357,346
3.25% ,   01/15/30 ................. 415 274,806
Kilroy Realty LP
4.75% ,   12/15/28 ................. 350 341,161
4.25% ,   08/15/29 ................. 527 498,197
3.05% ,   02/15/30 ................. 640 564,440
2.50% ,   11/15/32 ................. 710 549,609
2.65% ,   11/15/33 ................. 600 454,264
6.25% ,   01/15/36 ................. 290 280,568
Office Properties Income Trust
(e)
3.25% ,   03/15/27 ................. 102 81,849

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
104
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Office REITs (continued)
9.00% ,   03/31/29
(d)
................ USD 310 $ 297,585
9.00% ,   09/30/29
(d)
................ 570 421,808
Piedmont Operating Partnership LP
9.25% ,   07/20/28 ................. 720 779,126
6.88% ,   07/15/29 ................. 160 163,272
3.15% ,   08/15/30 ................. 535 457,374
2.75% ,   04/01/32 ................. 210 163,424
20,356,956
Oil, Gas & Consumable Fuels — 2.2%
3R Lux SARL, 9.75%,  02/05/31
(f)
........ 600 588,875
Abu Dhabi Crude Oil Pipeline LLC
(f)
3.65% ,   11/02/29 ................. 800 770,586
4.60% ,   11/02/47 ................. 2,200 1,946,727
Acu Petroleo Luxembourg SARL,
7.50%,  01/13/32
(d) (f)
............... 461 461,068
Adnoc Murban Rsc Ltd.
(f)
4.25% ,   09/11/29 ................. 1,000 990,546
4.50% ,   09/11/34 ................. 1,600 1,543,562
5.13% ,   09/11/54 ................. 1,400 1,258,847
Aethon United BR LP, 7.50%,  10/01/29
(e)
... 986 989,954
AI Candelaria -spain- SA, 5.75%,  06/15/33
(f)
. 500 411,320
Aker BP ASA
(e)
5.60% ,   06/13/28 ................. 520 530,281
3.75% ,   01/15/30 ................. 852 803,649
4.00% ,   01/15/31 ................. 745 695,194
3.10% ,   07/15/31 ................. 733 641,823
6.00% ,   06/13/33 ................. 765 768,242
5.13% ,   10/01/34 ................. 655 614,581
5.80% ,   10/01/54 ................. 755 657,424
Alliance Resource Operating Partners LP,
8.63%,  06/15/29
(e)
............... 405 418,094
Antero Midstream Partners LP
(e)
5.75% ,   03/01/27 ................. 645 643,307
5.75% ,   01/15/28 ................. 649 644,821
5.38% ,   06/15/29 ................. 751 733,255
6.63% ,   02/01/32 ................. 605 611,021
Antero Resources Corp.
(e)
7.63% ,   02/01/29 ................. 533 544,313
5.38% ,   03/01/30 ................. 805 780,146
APA Corp.
(e)
4.25% ,   01/15/30 ................. 600 560,468
6.10% ,   02/15/35 ................. 345 324,661
5.10% ,   09/01/40 ................. 75 61,289
5.35% ,   07/01/49 ................. 368 279,083
6.75% ,   02/15/55 ................. 560 493,225
APA Infrastructure Ltd.
(e)
4.25% ,   07/15/27 ................. 185 184,050
5.13% ,   09/16/34 ................. 715 689,860
5.00% ,   03/23/35
(d)
................ 215 204,301
5.75% ,   09/16/44
(d)
................ 180 170,941
Ascent Resources Utica Holdings LLC
(e)
9.00% ,   11/01/27 ................. 315 369,225
8.25% ,   12/31/28 ................. 500 505,054
5.88% ,   06/30/29 ................. 400 389,317
6.63% ,   10/15/32 ................. 580 572,648
Azule Energy Finance plc, 8.13%,  01/23/30
(f)
. 1,000 957,378
Bapco Energies BSC Closed,
7.50%,  10/25/27
(d) (f)
............... 700 716,162
Bapco Energies Sukuk Ltd.
(f)
5.25% ,   04/08/29 ................. 600 585,097
6.63% ,   05/25/33 ................. 600 619,730
6.25% ,   01/29/35 ................. 800 812,515
Baytex Energy Corp.
(e)
8.50% ,   04/30/30 ................. 795 738,693
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
7.38% ,   03/15/32 ................. USD 595 $ 513,055
BG Energy Capital plc, 5.13%,  10/15/41
(e)
.. 1,077 1,009,637
Blue Racer Midstream LLC
(e)
6.63% ,   07/15/26 ................. 303 301,494
7.00% ,   07/15/29 ................. 500 509,237
7.25% ,   07/15/32 ................. 505 517,819
Boardwalk Pipelines LP
5.95% ,   06/01/26 ................. 678 685,501
4.45% ,   07/15/27 ................. 745 744,706
4.80% ,   05/03/29 ................. 549 549,220
3.40% ,   02/15/31 ................. 610 554,327
3.60% ,   09/01/32 ................. 150 131,783
5.63% ,   08/01/34 ................. 1,020 1,010,658
BP Capital Markets America, Inc.
3.12% ,   05/04/26 ................. 836 825,797
3.02% ,   01/16/27 ................. 1,035 1,014,270
3.54% ,   04/06/27 ................. 793 784,322
3.59% ,   04/14/27 ................. 719 710,664
5.02% ,   11/17/27 ................. 1,105 1,126,159
3.94% ,   09/21/28 ................. 1,280 1,265,464
4.23% ,   11/06/28 ................. 2,202 2,194,561
4.70% ,   04/10/29 ................. 890 900,587
4.97% ,   10/17/29 ................. 840 858,314
4.87% ,   11/25/29 ................. 785 799,097
3.63% ,   04/06/30 ................. 1,182 1,135,162
1.75% ,   08/10/30 ................. 1,055 916,874
2.72% ,   01/12/32 ................. 2,180 1,916,194
4.81% ,   02/13/33 ................. 1,750 1,716,967
4.89% ,   09/11/33 ................. 1,260 1,237,823
4.99% ,   04/10/34 ................. 1,295 1,273,526
5.23% ,   11/17/34 ................. 1,445 1,445,431
3.06% ,   06/17/41 ................. 1,255 903,571
3.00% ,   02/24/50 ................. 2,106 1,317,985
2.77% ,   11/10/50 ................. 1,658 991,641
2.94% ,   06/04/51 ................. 2,383 1,464,810
3.00% ,   03/17/52 ................. 1,180 725,086
3.38% ,   02/08/61 ................. 1,673 1,049,019
BP Capital Markets plc
3.28% ,   09/19/27 ................. 1,568 1,534,232
3.72% ,   11/28/28 ................. 922 903,305
BPRL International Singapore Pte. Ltd.,
4.38%,  01/18/27
(f)
................ 200 198,940
Buckeye Partners LP
3.95% ,   12/01/26 ................. 610 594,697
4.13% ,   12/01/27 ................. 400 384,300
4.50% ,   03/01/28
(e)
................ 500 482,644
6.88% ,   07/01/29
(e)
................ 600 611,333
6.75% ,   02/01/30
(e)
................ 290 294,776
6.75% ,   08/15/33
(d)
................ 160 160,580
5.85% ,   11/15/43 ................. 385 323,235
5.60% ,   10/15/44 ................. 302 247,437
Burlington Resources LLC
7.20% ,   08/15/31 ................. 260 293,280
5.95% ,   10/15/36 ................. 240 251,317
California Resources Corp., 8.25%,  06/15/29
(e)
870 829,581
Calumet Specialty Products Partners LP
(e)
8.13% ,   01/15/27 ................. 375 352,544
9.75% ,   07/15/28
(d)
................ 290 257,812
Cameron LNG LLC
(e)
2.90% ,   07/15/31 ................. 973 867,344
3.30% ,   01/15/35 ................. 911 765,430
3.40% ,   01/15/38 ................. 600 500,119
3.70% ,   01/15/39 ................. 1,060 891,367
Canacol Energy Ltd., 5.75%,  11/24/28
(f)
.... 400 187,538

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
105
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Canadian Natural Resources Ltd.
3.85% ,   06/01/27 ................. USD 1,210 $ 1,194,014
5.00% ,   12/15/29
(e)
................ 325 324,136
2.95% ,   07/15/30 ................. 657 595,567
7.20% ,   01/15/32 ................. 475 517,434
6.45% ,   06/30/33 ................. 480 500,503
5.40% ,   12/15/34
(e)
................ 425 412,526
5.85% ,   02/01/35 ................. 626 623,485
6.50% ,   02/15/37 ................. 505 521,420
6.25% ,   03/15/38 ................. 915 922,765
6.75% ,   02/01/39 ................. 529 556,548
4.95% ,   06/01/47 ................. 950 778,925
Cenovus Energy, Inc.
4.25% ,   04/15/27 ................. 765 762,850
2.65% ,   01/15/32 ................. 580 487,171
5.25% ,   06/15/37 ................. 325 306,315
6.75% ,   11/15/39 ................. 419 440,868
5.40% ,   06/15/47 ................. 645 552,977
3.75% ,   02/15/52
(d)
................ 834 543,467
Cheniere Corpus Christi Holdings LLC
5.13% ,   06/30/27 ................. 1,339 1,353,896
3.70% ,   11/15/29 ................. 1,391 1,327,352
2.74% ,   12/31/39 ................. 790 620,958
Cheniere Energy Partners LP
4.50% ,   10/01/29 ................. 1,715 1,672,098
4.00% ,   03/01/31 ................. 1,665 1,555,601
3.25% ,   01/31/32 ................. 1,455 1,275,464
5.95% ,   06/30/33 ................. 701 716,470
5.75% ,   08/15/34 ................. 1,680 1,684,173
Cheniere Energy, Inc.
4.63% ,   10/15/28 ................. 2,111 2,086,145
5.65% ,   04/15/34 ................. 545 542,805
Chevron Corp.
2.95% ,   05/16/26 ................. 1,837 1,813,940
2.00% ,   05/11/27 ................. 1,372 1,320,126
2.24% ,   05/11/30 ................. 1,501 1,358,700
3.08% ,   05/11/50 ................. 1,170 772,125
Chevron USA, Inc.
4.41% ,   02/26/27 ................. 245 247,193
1.02% ,   08/12/27 ................. 940 880,360
3.85% ,   01/15/28 ................. 854 854,180
4.48% ,   02/26/28 ................. 710 718,891
3.25% ,   10/15/29 ................. 703 675,388
4.69% ,   04/15/30 ................. 650 661,555
4.82% ,   04/15/32 ................. 650 656,416
4.98% ,   04/15/35 ................. 740 741,237
6.00% ,   03/01/41 ................. 520 545,187
5.25% ,   11/15/43 ................. 305 294,389
2.34% ,   08/12/50 ................. 778 436,033
Chord Energy Corp., 6.75%,  03/15/33
(e)
.... 305 296,986
Civitas Resources, Inc.
(e)
5.00% ,   10/15/26 ................. 421 407,140
8.38% ,   07/01/28 ................. 1,315 1,291,906
8.63% ,   11/01/30 ................. 980 946,657
8.75% ,   07/01/31 ................. 1,325 1,258,402
CNOOC Finance 2003 Ltd., 5.50%,  05/21/33
(e)
10 10,630
CNOOC Finance 2011 Ltd., 5.75%,  01/26/41
(e)
400 427,281
CNOOC Finance 2012 Ltd., 5.00%,  05/02/42
(e)
600 592,591
CNOOC Finance 2013 Ltd.
2.88% ,   09/30/29 ................. 1,100 1,049,439
4.25% ,   05/09/43 ................. 600 536,831
3.30% ,   09/30/49 ................. 1,100 816,388
CNOOC Finance 2014 ULC, 4.88%,  04/30/44 600 579,209
CNOOC Finance 2015 Australia Pty. Ltd.,
4.20%,  05/05/45 ................ 420 370,407
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
CNOOC Finance 2015 USA LLC,
4.38%,  05/02/28 ................ USD 1,400 $ 1,411,267
CNOOC Petroleum North America ULC
7.88% ,   03/15/32 ................. 150 179,233
5.88% ,   03/10/35 ................. 250 275,454
6.40% ,   05/15/37 ................. 1,110 1,293,845
7.50% ,   07/30/39 ................. 100 130,051
CNPC Global Capital Ltd., 2.00%,  06/23/30
(f)
. 1,200 1,086,235
CNPC HK Overseas Capital Ltd.,
5.95%,  04/28/41
(e)
............... 200 218,059
CNX Midstream Partners LP,
4.75%,  04/15/30
(e)
............... 415 382,395
CNX Resources Corp.
(e)
6.00% ,   01/15/29 ................. 495 479,375
7.38% ,   01/15/31 ................. 505 505,558
7.25% ,   03/01/32 ................. 575 574,897
Colonial Enterprises, Inc., 3.25%,  05/15/30
(e)
. 841 780,719
Colonial Pipeline Co.
(e)
7.63% ,   04/15/32 ................. 560 638,886
4.20% ,   04/15/43 ................. 356 276,516
4.25% ,   04/15/48
(d)
................ 755 563,815
Colorado Interstate Gas Co. LLC,
4.15%,  08/15/26
(e)
............... 428 424,854
Columbia Pipeline Group, Inc.,
5.80%,  06/01/45 ................ 557 537,231
Columbia Pipelines Holding Co. LLC
(e)
6.06% ,   08/15/26 ................. 355 359,544
6.04% ,   08/15/28 ................. 770 794,244
5.10% ,   10/01/31 ................. 195 192,300
5.68% ,   01/15/34 ................. 350 346,632
Columbia Pipelines Operating Co. LLC
(e)
5.93% ,   08/15/30 ................. 600 627,264
6.04% ,   11/15/33 ................. 1,300 1,343,947
6.50% ,   08/15/43 ................. 890 914,924
6.54% ,   11/15/53 ................. 1,355 1,380,024
5.70% ,   10/01/54 ................. 120 108,545
5.96% ,   02/15/55 ................. 10 9,285
6.71% ,   08/15/63 ................. 385 394,666
Comstock Resources, Inc.
(e)
6.75% ,   03/01/29 ................. 1,665 1,586,803
5.88% ,   01/15/30 ................. 955 865,354
ConocoPhillips
5.90% ,   10/15/32 ................. 480 511,901
5.90% ,   05/15/38 ................. 550 569,168
6.50% ,   02/01/39 ................. 990 1,081,906
4.88% ,   10/01/47 ................. 268 232,922
ConocoPhillips Co.
6.95% ,   04/15/29 ................. 800 874,730
4.70% ,   01/15/30 ................. 1,470 1,482,435
4.85% ,   01/15/32 ................. 735 735,962
5.05% ,   09/15/33 ................. 1,075 1,073,685
5.00% ,   01/15/35 ................. 1,390 1,366,459
3.76% ,   03/15/42 ................. 894 695,326
4.30% ,   11/15/44 ................. 1,013 820,736
5.95% ,   03/15/46 ................. 125 126,818
3.80% ,   03/15/52 ................. 1,180 842,758
5.30% ,   05/15/53 ................. 1,235 1,113,099
5.55% ,   03/15/54 ................. 990 925,405
5.50% ,   01/15/55 ................. 1,025 950,579
4.03% ,   03/15/62 ................. 1,656 1,157,389
5.70% ,   09/15/63 ................. 625 582,762
5.65% ,   01/15/65 ................. 645 593,549
Contemporary Ruiding Development Ltd.
(f)
1.50% ,   09/09/26 ................. 800 769,245
2.63% ,   09/17/30 ................. 400 364,163

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
106
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Continental Resources, Inc.
2.27% ,   11/15/26
(e)
................ USD 1,070 $ 1,023,157
4.38% ,   01/15/28 ................. 1,259 1,228,662
5.75% ,   01/15/31
(e)
................ 1,560 1,537,548
2.88% ,   04/01/32
(e)
................ 850 685,171
4.90% ,   06/01/44 ................. 799 616,374
Conuma Resources Ltd., 13.13%,  05/01/28
(e)
252 247,759
Coronado Finance Pty. Ltd., 9.25%,  10/01/29
(e)
413 281,918
Cosan Luxembourg SA, 5.50%,  09/20/29
(f)
.. 200 195,918
Coterra Energy, Inc.
3.90% ,   05/15/27 ................. 1,075 1,059,387
4.38% ,   03/15/29 ................. 482 474,152
5.60% ,   03/15/34 ................. 610 603,369
5.40% ,   02/15/35 ................. 100 96,597
5.90% ,   02/15/55 ................. 205 184,826
CQP Holdco LP
(e)
5.50% ,   06/15/31 ................. 1,375 1,321,551
7.50% ,   12/15/33 ................. 500 526,158
Crescent Energy Finance LLC
(e)
9.25% ,   02/15/28 ................. 1,010 1,020,825
7.63% ,   04/01/32 ................. 1,065 967,803
7.38% ,   01/15/33 ................. 1,015 892,112
CVR Energy, Inc.
(e)
5.75% ,   02/15/28 ................. 449 409,513
8.50% ,   01/15/29 ................. 669 616,234
DCP Midstream Operating LP
5.63% ,   07/15/27 ................. 268 272,781
5.13% ,   05/15/29 ................. 715 721,247
8.13% ,   08/16/30 ................. 490 560,364
3.25% ,   02/15/32 ................. 390 335,441
6.45% ,   11/03/36
(e)
................ 279 283,670
6.75% ,   09/15/37
(e)
................ 582 594,472
5.60% ,   04/01/44 ................. 415 368,081
Delek Logistics Partners LP
(e)
7.13% ,   06/01/28 ................. 430 425,281
8.63% ,   03/15/29 ................. 1,075 1,104,588
Devon Energy Corp.
5.25% ,   10/15/27 ................. 1,051 1,052,838
5.88% ,   06/15/28 ................. 319 319,514
4.50% ,   01/15/30 ................. 1,256 1,227,206
7.88% ,   09/30/31 ................. 254 287,802
7.95% ,   04/15/32 ................. 260 289,626
5.20% ,   09/15/34
(d)
................ 855 801,139
5.60% ,   07/15/41 ................. 1,277 1,125,928
4.75% ,   05/15/42 ................. 808 640,400
5.00% ,   06/15/45 ................. 855 680,792
5.75% ,   09/15/54 ................. 905 774,058
Diamondback Energy, Inc.
3.25% ,   12/01/26 ................. 1,043 1,025,146
5.20% ,   04/18/27 ................. 1,030 1,045,536
3.50% ,   12/01/29 ................. 1,229 1,167,261
5.15% ,   01/30/30 ................. 850 863,287
3.13% ,   03/24/31 ................. 843 762,302
6.25% ,   03/15/33 ................. 1,135 1,185,697
5.40% ,   04/18/34 ................. 1,245 1,217,054
5.55% ,   04/01/35 ................. 835 821,415
4.40% ,   03/24/51 ................. 758 571,024
4.25% ,   03/15/52 ................. 1,317 963,230
6.25% ,   03/15/53 ................. 650 615,168
5.75% ,   04/18/54 ................. 1,035 925,124
5.90% ,   04/18/64 ................. 860 766,035
DT Midstream, Inc.
(e)
4.13% ,   06/15/29 ................. 1,090 1,022,748
4.38% ,   06/15/31 ................. 980 904,125
4.30% ,   04/15/32 ................. 750 690,813
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.80% ,   12/15/34 ................. USD 100 $ 99,247
Eastern Energy Gas Holdings LLC
5.80% ,   01/15/35 ................. 405 417,981
5.65% ,   10/15/54 ................. 250 235,081
6.20% ,   01/15/55 ................. 115 116,920
Eastern Gas Transmission & Storage, Inc.
3.00% ,   11/15/29 ................. 649 610,883
4.80% ,   11/01/43 ................. 442 382,617
4.60% ,   12/15/44 ................. 540 451,589
EIG Pearl Holdings SARL
(f)
3.55% ,   08/31/36 ................. 1,191 1,053,725
4.39% ,   11/30/46 ................. 1,265 980,340
El Paso Natural Gas Co. LLC,
3.50%,  02/15/32
(e)
............... 437 384,671
Enbridge Energy Partners LP
Series B , 7.50% ,   04/15/38 ........... 317 362,352
5.50% ,   09/15/40 ................. 610 577,397
7.38% ,   10/15/45 ................. 435 488,549
Enbridge, Inc.
1.60% ,   10/04/26 ................. 540 518,747
5.90% ,   11/15/26 ................. 735 749,480
4.25% ,   12/01/26 ................. 1,018 1,014,233
5.25% ,   04/05/27 ................. 755 766,440
3.70% ,   07/15/27 ................. 899 885,995
6.00% ,   11/15/28 ................. 835 873,774
5.30% ,   04/05/29 ................. 440 450,472
3.13% ,   11/15/29 ................. 639 598,558
6.20% ,   11/15/30 ................. 395 418,705
5.70% ,   03/08/33 ................. 1,975 2,015,360
2.50% ,   08/01/33 ................. 1,205 980,444
5.63% ,   04/05/34 ................. 1,315 1,332,510
4.50% ,   06/10/44 ................. 610 491,208
5.50% ,   12/01/46 ................. 668 620,093
4.00% ,   11/15/49 ................. 425 313,236
3.40% ,   08/01/51 ................. 940 606,791
6.70% ,   11/15/53 ................. 1,200 1,265,278
5.95% ,   04/05/54 ................. 310 299,643
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.97%),
7.20% ,   06/27/54
(h)
............... 715 711,442
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.12%),
7.38% ,   03/15/55
(h)
............... 570 575,775
Encino Acquisition Partners Holdings LLC
(e)
8.50% ,   05/01/28 ................. 685 685,702
8.75% ,   05/01/31 ................. 505 515,003
Energean Israel Finance Ltd.
(e)(f)
5.38% ,   03/30/28 ................. 600 565,359
5.88% ,   03/30/31 ................. 650 587,620
8.50% ,   09/30/33 ................. 770 770,033
Energy Transfer LP
3.90% ,   07/15/26 ................. 590 584,309
6.05% ,   12/01/26 ................. 1,020 1,040,313
4.40% ,   03/15/27 ................. 882 879,147
4.20% ,   04/15/27 ................. 610 605,514
5.63% ,   05/01/27
(e)
................ 645 645,127
5.50% ,   06/01/27 ................. 972 987,728
4.00% ,   10/01/27 ................. 719 709,698
5.55% ,   02/15/28 ................. 1,255 1,286,022
4.95% ,   05/15/28 ................. 752 758,338
4.95% ,   06/15/28 ................. 1,094 1,103,560
6.10% ,   12/01/28 ................. 705 737,125
6.00% ,   02/01/29
(e)
................ 1,695 1,714,100
5.25% ,   04/15/29 ................. 1,377 1,395,238
5.25% ,   07/01/29 ................. 575 583,211

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
107
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.15% ,   09/15/29 ................. USD 597 $ 579,909
5.20% ,   04/01/30 ................. 30 30,299
3.75% ,   05/15/30 ................. 1,568 1,481,434
6.40% ,   12/01/30 ................. 1,040 1,106,368
7.38% ,   02/01/31
(e)
................ 1,003 1,050,075
5.75% ,   02/15/33 ................. 1,439 1,459,722
6.55% ,   12/01/33 ................. 1,315 1,384,773
5.55% ,   05/15/34 ................. 1,390 1,368,480
5.60% ,   09/01/34 ................. 1,305 1,288,084
4.90% ,   03/15/35 ................. 605 564,215
5.70% ,   04/01/35 ................. 170 168,126
6.63% ,   10/15/36 ................. 382 398,965
5.80% ,   06/15/38 ................. 557 542,355
7.50% ,   07/01/38 ................. 585 650,361
6.05% ,   06/01/41 ................. 350 336,021
6.50% ,   02/01/42 ................. 1,175 1,166,709
6.10% ,   02/15/42 ................. 289 278,316
4.95% ,   01/15/43 ................. 449 372,966
5.15% ,   02/01/43 ................. 630 539,041
5.95% ,   10/01/43 ................. 355 331,074
5.30% ,   04/01/44 ................. 710 612,309
5.00% ,   05/15/44 ................. 587 483,488
5.15% ,   03/15/45 ................. 1,043 881,312
5.35% ,   05/15/45 ................. 789 682,633
6.13% ,   12/15/45 ................. 1,097 1,039,694
5.30% ,   04/15/47 ................. 898 757,639
5.40% ,   10/01/47 ................. 1,698 1,458,608
6.00% ,   06/15/48 ................. 1,045 970,051
6.25% ,   04/15/49 ................. 1,789 1,697,405
5.00% ,   05/15/50 ................. 1,961 1,571,982
5.95% ,   05/15/54 ................. 1,500 1,360,976
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.02%),
8.00% ,   05/15/54
(h)
............... 790 819,883
6.05% ,   09/01/54 ................. 805 735,285
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.83%),
7.13% ,   10/01/54
(d) (h)
.............. 405 400,557
6.20% ,   04/01/55 ................. 1,085 1,017,050
Eni SpA
(e)
Series X-R , 4.75% ,   09/12/28 .......... 1,080 1,087,518
4.25% ,   05/09/29 ................. 1,195 1,183,141
5.50% ,   05/15/34 ................. 1,140 1,130,001
5.70% ,   10/01/40 ................. 400 385,898
5.95% ,   05/15/54 ................. 725 685,637
Eni USA, Inc., 7.30%,  11/15/27 ......... 473 503,331
EnLink Midstream LLC, 5.65%,  09/01/34 ... 220 218,096
EnQuest plc, 11.63%,  11/01/27
(d) (e)
....... 455 444,172
Enterprise Products Operating LLC
4.60% ,   01/11/27 ................. 1,014 1,021,130
3.95% ,   02/15/27 ................. 713 710,045
4.15% ,   10/16/28 ................. 1,264 1,258,853
3.13% ,   07/31/29 ................. 1,100 1,049,538
2.80% ,   01/31/30 ................. 1,235 1,151,300
5.35% ,   01/31/33 ................. 1,140 1,163,037
Series D , 6.88% ,   03/01/33 ........... 655 726,089
4.85% ,   01/31/34 ................. 795 781,253
Series H , 6.65% ,   10/15/34 ........... 397 436,610
4.95% ,   02/15/35 ................. 1,120 1,099,719
7.55% ,   04/15/38 ................. 517 613,920
6.13% ,   10/15/39 ................. 675 710,453
6.45% ,   09/01/40 ................. 702 759,107
5.95% ,   02/01/41 ................. 627 634,846
5.70% ,   02/15/42 ................. 506 497,887
4.85% ,   08/15/42 ................. 827 737,181
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.45% ,   02/15/43 ................. USD 1,075 $ 905,522
4.85% ,   03/15/44 ................. 1,491 1,320,187
5.10% ,   02/15/45 ................. 1,235 1,124,272
4.90% ,   05/15/46 ................. 895 793,064
4.25% ,   02/15/48 ................. 1,316 1,041,237
4.80% ,   02/01/49 ................. 1,272 1,080,640
4.20% ,   01/31/50 ................. 1,164 898,759
3.70% ,   01/31/51 ................. 1,104 782,653
3.20% ,   02/15/52 ................. 933 598,780
3.30% ,   02/15/53 ................. 955 613,887
4.95% ,   10/15/54 ................. 452 385,635
5.55% ,   02/16/55 ................. 970 907,701
3.95% ,   01/31/60 ................. 792 557,677
Series E , (3-mo. CME Term SOFR + 3.29%),
5.25% ,   08/16/77
(h)
............... 627 607,643
(3-mo. CME Term SOFR + 2.83%),
5.38% ,   02/15/78
(h)
............... 735 709,832
EOG Resources, Inc.
4.38% ,   04/15/30 ................. 954 948,981
3.90% ,   04/01/35 ................. 673 610,801
4.95% ,   04/15/50 ................. 952 828,565
5.65% ,   12/01/54 ................. 380 361,328
EQT Corp.
3.13% ,   05/15/26
(e)
................ 397 388,764
7.50% ,   06/01/27
(e)
................ 535 543,793
3.90% ,   10/01/27 ................. 1,120 1,099,746
5.70% ,   04/01/28 ................. 513 526,739
4.50% ,   01/15/29
(e)
................ 735 712,513
5.00% ,   01/15/29 ................. 320 320,641
6.38% ,   04/01/29
(e)
................ 590 603,006
7.00% ,   02/01/30 ................. 870 928,072
7.50% ,   06/01/30
(e)
................ 485 521,398
4.75% ,   01/15/31
(e)
................ 1,109 1,070,646
3.63% ,   05/15/31
(e)
................ 605 554,214
5.75% ,   02/01/34 ................. 880 879,481
Excelerate Energy LP, 8.00%,  05/15/30
(e)
... 455 461,853
Expand Energy Corp.
5.38% ,   02/01/29 ................. 1,040 1,036,661
5.88% ,   02/01/29
(e)
................ 860 857,722
6.75% ,   04/15/29
(e)
................ 970 978,867
5.38% ,   03/15/30 ................. 1,230 1,220,893
4.75% ,   02/01/32 ................. 1,295 1,215,586
5.70% ,   01/15/35 ................. 440 435,135
Exxon Mobil Corp.
2.28% ,   08/16/26 ................. 1,120 1,095,516
3.29% ,   03/19/27 ................. 1,290 1,276,660
2.44% ,   08/16/29
(d)
................ 1,480 1,391,510
3.48% ,   03/19/30 ................. 1,983 1,927,288
2.61% ,   10/15/30 ................. 1,992 1,829,543
3.00% ,   08/16/39 ................. 875 672,436
4.23% ,   03/19/40 ................. 2,028 1,794,123
3.57% ,   03/06/45 ................. 1,025 771,691
4.11% ,   03/01/46 ................. 2,444 1,983,440
3.10% ,   08/16/49 ................. 1,446 958,354
4.33% ,   03/19/50 ................. 2,732 2,236,885
3.45% ,   04/15/51 ................. 2,616 1,830,109
Fermaca Enterprises S de RL de CV,
6.38%,  03/30/38
(f)
................ 349 334,183
Flex Intermediate Holdco LLC
(e)
3.36% ,   06/30/31 ................. 847 748,221
4.32% ,   12/30/39 ................. 490 381,310
FLNG Liquefaction 2 LLC, 4.13%,  03/31/38
(e)
485 438,385
FLNG Liquefaction 3 LLC, 5.55%,  03/31/39
(e)
90 86,311
Florida Gas Transmission Co. LLC
(e)
2.55% ,   07/01/30 ................. 445 398,007

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
108
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
2.30% ,   10/01/31 ................. USD 740 $ 629,143
FS Luxembourg SARL, 8.88%,  02/12/31
(f)
.. 600 602,708
FTAI Infra Escrow Holdings LLC,
10.50%,  06/01/27
(e)
............... 605 625,509
Galaxy Pipeline Assets Bidco Ltd.
(f)
1.75% ,   09/30/27 ................. 402 387,081
2.16% ,   03/31/34 ................. 1,327 1,168,605
2.63% ,   03/31/36 ................. 1,600 1,348,315
2.94% ,   09/30/40 ................. 1,766 1,435,270
3.25% ,   09/30/40 ................. 1,300 1,006,600
Genesis Energy LP
7.75% ,   02/01/28 ................. 670 667,453
8.25% ,   01/15/29 ................. 630 640,806
8.88% ,   04/15/30 ................. 495 505,256
7.88% ,   05/15/32 ................. 690 672,567
8.00% ,   05/15/33 ................. 590 573,940
Geopark Ltd., 8.75%,  01/31/30
(e)
........ 600 520,648
Global Partners LP
7.00% ,   08/01/27 ................. 415 412,155
6.88% ,   01/15/29 ................. 370 367,380
8.25% ,   01/15/32
(e)
................ 450 458,183
GNL Quintero SA, 4.63%,  07/31/29
(f)
...... 530 522,510
Gran Tierra Energy, Inc., 9.50%,  10/15/29
(d) (f)
. 800 628,161
Gray Oak Pipeline LLC, 3.45%,  10/15/27
(e)
.. 456 444,416
Greenfire Resources Ltd., 12.00%,  10/01/28
(e)
265 278,806
Greenko Power II Ltd., 4.30%,  12/13/28
(f)
... 835 763,671
Greenko Wind Projects Mauritius Ltd.,
7.25%,  09/27/28
(d) (e)
.............. 800 771,868
Greensaif Pipelines Bidco SARL
(f)
5.85% ,   02/23/36 ................. 1,000 1,005,527
6.13% ,   02/23/38 ................. 1,900 1,935,853
6.51% ,   02/23/42 ................. 2,400 2,460,937
6.10% ,   08/23/42 ................. 600 593,914
GS Caltex Corp., 5.38%,  08/07/28
(d) (f)
..... 400 408,496
Gulfport Energy Operating Corp.,
6.75%,  09/01/29
(e)
............... 635 626,534
Hanwha Q Cells Americas Holdings Corp.,
5.00%,  07/27/28
(f)
................ 400 406,479
Harbour Energy plc, 6.33%,  04/01/35
(e)
.... 200 191,001
Harvest Midstream I LP
(e)
7.50% ,   09/01/28 ................. 794 805,119
7.50% ,   05/15/32 ................. 505 514,756
Heritage Petroleum Co. Ltd., 9.00%,  08/12/29
(f)
600 603,809
Hess Corp.
4.30% ,   04/01/27 ................. 890 888,202
7.88% ,   10/01/29 ................. 519 585,244
7.30% ,   08/15/31 ................. 780 876,788
7.13% ,   03/15/33 ................. 660 739,828
6.00% ,   01/15/40 ................. 802 839,304
5.60% ,   02/15/41 ................. 1,247 1,233,809
5.80% ,   04/01/47 ................. 476 465,834
Hess Midstream Operations LP
(e)
5.13% ,   06/15/28 ................. 565 553,342
6.50% ,   06/01/29 ................. 597 606,278
4.25% ,   02/15/30 ................. 741 695,427
5.50% ,   10/15/30 ................. 400 390,711
HF Sinclair Corp.
5.00% ,   02/01/28 ................. 910 900,187
4.50% ,   10/01/30 ................. 490 465,321
5.75% ,   01/15/31 ................. 350 347,354
6.25% ,   01/15/35 ................. 265 254,958
Hilcorp Energy I LP
(e)
6.25% ,   11/01/28 ................. 595 576,530
5.75% ,   02/01/29 ................. 585 546,989
6.00% ,   04/15/30 ................. 505 461,482
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.00% ,   02/01/31 ................. USD 603 $ 541,021
6.25% ,   04/15/32 ................. 510 444,264
8.38% ,   11/01/33 ................. 590 561,612
6.88% ,   05/15/34 ................. 500 424,731
7.25% ,   02/15/35 ................. 1,001 873,815
Hindustan Petroleum Corp. Ltd.,
4.00%,  07/12/27
(f)
................ 600 591,652
Howard Midstream Energy Partners LLC
(e)
8.88% ,   07/15/28 ................. 545 566,994
7.38% ,   07/15/32 ................. 630 644,936
Hunt Oil Co. of Peru LLC Sucursal Del Peru
8.55% ,   09/18/33
(d) (f)
............... 400 446,369
7.75% ,   11/05/38
(e)
................ 400 412,452
Ithaca Energy North Sea plc,
8.13%,  10/15/29
(e)
............... 755 754,835
ITT Holdings LLC, 6.50%,  08/01/29
(e)
..... 1,230 1,124,450
KazMunayGas National Co. JSC
(f)
5.38% ,   04/24/30 ................. 1,000 981,539
3.50% ,   04/14/33 ................. 1,200 996,612
5.75% ,   04/19/47 ................. 1,200 1,006,270
6.38% ,   10/24/48 ................. 1,600 1,420,704
Kimmeridge Texas Gas LLC, 8.50%,  02/15/30
(e)
490 470,493
Kinder Morgan Energy Partners LP
7.40% ,   03/15/31 ................. 219 243,702
7.75% ,   03/15/32 ................. 278 314,225
7.30% ,   08/15/33 ................. 540 589,242
5.80% ,   03/15/35 ................. 352 355,470
6.50% ,   02/01/37 ................. 360 373,312
6.95% ,   01/15/38 ................. 1,107 1,200,441
6.50% ,   09/01/39 ................. 635 657,381
6.55% ,   09/15/40 ................. 502 515,599
7.50% ,   11/15/40 ................. 339 380,687
6.38% ,   03/01/41 ................. 463 468,086
5.63% ,   09/01/41 ................. 465 431,204
5.00% ,   08/15/42 ................. 525 453,921
4.70% ,   11/01/42 ................. 590 489,428
5.00% ,   03/01/43 ................. 730 631,463
5.50% ,   03/01/44 ................. 679 619,082
5.40% ,   09/01/44 ................. 640 578,195
Kinder Morgan, Inc.
1.75% ,   11/15/26 ................. 400 384,531
4.30% ,   03/01/28 ................. 1,480 1,474,319
5.00% ,   02/01/29 ................. 775 783,072
5.10% ,   08/01/29 ................. 800 812,763
5.15% ,   06/01/30 ................. 220 221,771
2.00% ,   02/15/31 ................. 900 767,844
7.80% ,   08/01/31 ................. 638 723,688
7.75% ,   01/15/32 ................. 888 1,006,716
4.80% ,   02/01/33 ................. 985 946,289
5.20% ,   06/01/33 ................. 1,240 1,222,227
5.40% ,   02/01/34 ................. 920 909,837
5.30% ,   12/01/34 ................. 952 928,285
5.85% ,   06/01/35 ................. 145 147,156
5.55% ,   06/01/45 ................. 1,610 1,473,256
5.05% ,   02/15/46 ................. 826 704,930
5.20% ,   03/01/48 ................. 928 801,658
3.25% ,   08/01/50 ................. 743 461,313
3.60% ,   02/15/51 ................. 860 570,726
5.45% ,   08/01/52 ................. 630 559,484
5.95% ,   08/01/54 ................. 660 624,881
Kinetik Holdings LP
(e)
6.63% ,   12/15/28 ................. 960 967,128
5.88% ,   06/15/30 ................. 985 962,824
Kosmos Energy Ltd., 8.75%,  10/01/31
(d) (f)
... 400 323,155

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
109
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Kraken Oil & Gas Partners LLC,
7.63%,  08/15/29
(e)
............... USD 495 $ 443,737
Leviathan Bond Ltd.
(e)(f)
6.50% ,   06/30/27 ................. 600 589,711
6.75% ,   06/30/30 ................. 600 580,272
Magnolia Oil & Gas Operating LLC,
6.88%,  12/01/32
(e)
............... 400 388,045
Marathon Petroleum Corp.
5.13% ,   12/15/26 ................. 776 782,505
3.80% ,   04/01/28 ................. 880 864,561
5.15% ,   03/01/30 ................. 575 579,870
5.70% ,   03/01/35 ................. 515 503,670
6.50% ,   03/01/41 ................. 920 924,797
4.75% ,   09/15/44 ................. 1,001 804,017
4.50% ,   04/01/48 ................. 557 419,499
5.00% ,   09/15/54 ................. 575 449,459
Martin Midstream Partners LP,
11.50%,  02/15/28
(e)
............... 425 442,775
Matador Resources Co.
(e)
6.88% ,   04/15/28 ................. 460 457,418
6.50% ,   04/15/32 ................. 945 909,867
6.25% ,   04/15/33 ................. 750 704,621
MC Brazil Downstream Trading SARL,
7.25%,  06/30/31
(f)
................ 1,657 1,286,216
Medco Maple Tree Pte. Ltd., 8.96%,  04/27/29
(f)
650 663,519
MEG Energy Corp., 5.88%,  02/01/29
(e)
.... 605 583,224
Midwest Connector Capital Co. LLC,
4.63%,  04/01/29
(e)
............... 957 952,352
Moss Creek Resources Holdings, Inc.,
8.25%,  09/01/31
(e)
............... 765 702,865
Motiva Enterprises LLC, 6.85%,  01/15/40
(e)
.. 930 984,741
MPLX LP
4.13% ,   03/01/27 ................. 1,610 1,598,082
4.25% ,   12/01/27 ................. 642 637,876
4.00% ,   03/15/28 ................. 1,644 1,621,867
4.80% ,   02/15/29 ................. 597 597,373
2.65% ,   08/15/30 ................. 1,668 1,492,570
4.95% ,   09/01/32 ................. 910 883,645
5.00% ,   03/01/33 ................. 600 579,706
5.50% ,   06/01/34 ................. 1,820 1,787,605
5.40% ,   04/01/35 ................. 550 533,687
4.50% ,   04/15/38 ................. 1,529 1,315,463
5.20% ,   03/01/47 ................. 960 819,398
5.20% ,   12/01/47 ................. 790 667,292
4.70% ,   04/15/48 ................. 1,589 1,245,394
5.50% ,   02/15/49 ................. 1,456 1,277,904
4.95% ,   03/14/52 ................. 902 725,010
5.65% ,   03/01/53 ................. 815 722,547
5.95% ,   04/01/55 ................. 1,090 1,004,327
4.90% ,   04/15/58 ................. 390 303,329
Murphy Oil Corp.
6.00% ,   10/01/32 ................. 619 563,804
5.88% ,   12/01/42 ................. 342 251,059
NAK Naftogaz Ukraine, 7.63%, (7.63% Cash or
7.63% PIK), 11/08/28
(f) (i)
............ 467 365,037
New Fortress Energy, Inc.
(d)(e)
6.50% ,   09/30/26 ................. 25 20,500
8.75% ,   03/15/29 ................. 230 122,074
NFE Financing LLC, 12.00%,  11/15/29
(e)
... 2,942 2,025,574
NGL Energy Operating LLC
(e)
8.13% ,   02/15/29 ................. 880 827,737
8.38% ,   02/15/32 ................. 1,265 1,152,404
NGPL PipeCo LLC
(e)
4.88% ,   08/15/27 ................. 783 782,014
3.25% ,   07/15/31 ................. 634 559,923
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
7.77% ,   12/15/37 ................. USD 602 $ 676,131
Northern Natural Gas Co.
(e)
4.30% ,   01/15/49 ................. 775 608,016
3.40% ,   10/16/51 ................. 674 440,711
5.63% ,   02/01/54 ................. 665 628,882
Northern Oil & Gas, Inc.
(e)
8.13% ,   03/01/28 ................. 696 685,822
8.75% ,   06/15/31 ................. 495 475,269
Northriver Midstream Finance LP,
6.75%,  07/15/32
(e)
............... 590 586,138
Northwest Pipeline LLC, 4.00%,  04/01/27 ... 363 360,073
NuStar Logistics LP
6.00% ,   06/01/26 ................. 472 472,038
5.63% ,   04/28/27 ................. 560 558,140
6.38% ,   10/01/30 ................. 615 624,473
Occidental Petroleum Corp.
8.50% ,   07/15/27 ................. 712 753,651
5.00% ,   08/01/27 ................. 825 825,144
6.38% ,   09/01/28 ................. 661 678,827
5.20% ,   08/01/29 ................. 1,280 1,263,007
8.88% ,   07/15/30 ................. 1,051 1,179,547
6.63% ,   09/01/30 ................. 1,480 1,533,207
6.13% ,   01/01/31 ................. 1,022 1,031,809
7.50% ,   05/01/31 ................. 823 882,486
7.88% ,   09/15/31 ................. 550 599,825
5.38% ,   01/01/32 ................. 760 723,108
5.55% ,   10/01/34 ................. 1,130 1,052,218
6.45% ,   09/15/36 ................. 1,575 1,534,970
7.95% ,   06/15/39 ................. 413 448,060
6.20% ,   03/15/40 ................. 810 743,469
6.60% ,   03/15/46 ................. 1,145 1,081,446
4.40% ,   04/15/46 ................. 466 333,109
4.20% ,   03/15/48 ................. 248 167,109
6.05% ,   10/01/54 ................. 990 853,239
Oil India International Pte. Ltd.,
4.00%,  04/21/27
(f)
................ 415 410,354
ONEOK Partners LP
6.65% ,   10/01/36 ................. 640 676,862
6.85% ,   10/15/37 ................. 575 609,228
6.13% ,   02/01/41 ................. 762 748,065
6.20% ,   09/15/43 ................. 528 509,511
ONEOK, Inc.
4.85% ,   07/15/26 ................. 513 512,964
5.55% ,   11/01/26 ................. 750 759,279
4.00% ,   07/13/27 ................. 485 479,084
4.25% ,   09/24/27 ................. 1,055 1,048,811
5.63% ,   01/15/28
(e)
................ 720 734,253
4.55% ,   07/15/28 ................. 678 677,439
5.65% ,   11/01/28 ................. 882 909,335
4.35% ,   03/15/29 ................. 792 779,468
5.38% ,   06/01/29 ................. 685 697,451
3.40% ,   09/01/29 ................. 813 767,038
4.40% ,   10/15/29 ................. 665 653,844
3.10% ,   03/15/30 ................. 795 733,253
3.25% ,   06/01/30 ................. 295 272,644
6.50% ,   09/01/30
(e)
................ 1,115 1,181,184
5.80% ,   11/01/30 ................. 760 787,255
6.35% ,   01/15/31 ................. 550 581,604
4.75% ,   10/15/31 ................. 1,060 1,032,995
6.10% ,   11/15/32 ................. 990 1,024,464
6.05% ,   09/01/33 ................. 1,290 1,324,442
5.05% ,   11/01/34 ................. 1,505 1,429,409
6.00% ,   06/15/35 ................. 473 475,604
5.15% ,   10/15/43 ................. 615 531,611
5.60% ,   04/01/44 ................. 436 390,032

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
110
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.05% ,   04/01/45 ................. USD 505 $ 424,261
4.25% ,   09/15/46 ................. 625 458,943
5.45% ,   06/01/47 ................. 540 465,856
4.95% ,   07/13/47 ................. 678 547,354
4.20% ,   10/03/47 ................. 625 456,928
5.20% ,   07/15/48 ................. 948 798,907
4.85% ,   02/01/49 ................. 794 626,094
4.45% ,   09/01/49 ................. 705 521,748
3.95% ,   03/01/50 ................. 895 613,366
4.50% ,   03/15/50 ................. 530 399,468
7.15% ,   01/15/51 ................. 571 599,588
6.63% ,   09/01/53 ................. 830 828,204
5.70% ,   11/01/54 ................. 1,100 976,512
5.85% ,   11/01/64 ................. 695 619,172
ONGC Videsh Vankorneft Pte. Ltd.,
3.75%,  07/27/26
(f)
................ 600 594,010
OQ SAOC, 5.13%,  05/06/28
(f)
.......... 800 784,227
ORLEN SA
6.00% ,   01/30/35
(e)
................ 1,000 1,013,198
6.00% ,   01/30/35
(f)
................. 200 202,640
Ovintiv, Inc.
5.65% ,   05/15/28 ................. 870 886,359
8.13% ,   09/15/30 ................. 415 461,264
7.20% ,   11/01/31 ................. 425 448,948
7.38% ,   11/01/31 ................. 556 596,142
6.25% ,   07/15/33 ................. 505 497,601
6.50% ,   08/15/34 ................. 686 679,253
6.63% ,   08/15/37 ................. 418 410,567
6.50% ,   02/01/38 ................. 491 471,091
7.10% ,   07/15/53 ................. 445 432,319
Parkland Corp.
(e)
5.88% ,   07/15/27 ................. 500 495,812
4.50% ,   10/01/29 ................. 795 751,231
4.63% ,   05/01/30 ................. 791 743,240
6.63% ,   08/15/32 ................. 505 502,476
PBF Holding Co. LLC
6.00% ,   02/15/28 ................. 755 667,881
9.88% ,   03/15/30
(e)
................ 680 601,045
7.88% ,   09/15/30
(e)
................ 525 430,910
Permian Resources Operating LLC
(e)
8.00% ,   04/15/27 ................. 555 564,450
5.88% ,   07/01/29 ................. 694 677,960
9.88% ,   07/15/31 ................. 312 337,570
7.00% ,   01/15/32 ................. 995 1,002,739
6.25% ,   02/01/33 ................. 975 952,824
Peru LNG SRL, 5.38%,  03/22/30
(f)
....... 833 754,043
Petrobras Global Finance BV
7.38% ,   01/17/27
(d)
................ 700 726,489
6.00% ,   01/27/28
(d)
................ 1,045 1,063,608
5.60% ,   01/03/31
(d)
................ 900 895,944
6.50% ,   07/03/33
(d)
................ 690 697,336
6.00% ,   01/13/35
(d)
................ 1,015 961,211
6.88% ,   01/20/40
(d)
................ 738 721,900
6.75% ,   01/27/41 ................. 900 868,292
7.25% ,   03/17/44 ................. 850 840,088
5.50% ,   06/10/51
(d)
................ 700 528,820
6.85% ,   06/05/2115 ................ 1,400 1,214,840
Petronas Energy Canada Ltd.,
2.11%,  03/23/28
(f)
................ 400 374,594
Petrorio Luxembourg Holding SARL,
6.13%,  06/09/26
(f)
................ 600 601,293
Phillips 66
3.90% ,   03/15/28 ................. 1,186 1,169,703
2.15% ,   12/15/30 ................. 702 612,631
4.65% ,   11/15/34 ................. 980 913,340
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.88% ,   05/01/42 ................. USD 834 $ 798,942
4.88% ,   11/15/44 ................. 1,908 1,579,835
3.30% ,   03/15/52 ................. 1,180 722,833
Phillips 66 Co.
3.55% ,   10/01/26 ................. 566 558,779
4.95% ,   12/01/27 ................. 1,055 1,068,686
3.75% ,   03/01/28 ................. 657 644,339
3.15% ,   12/15/29 ................. 724 678,084
5.25% ,   06/15/31 ................. 1,320 1,345,032
5.30% ,   06/30/33 ................. 825 817,280
4.95% ,   03/15/35
(d)
................ 890 839,666
4.68% ,   02/15/45 ................. 583 467,567
4.90% ,   10/01/46 ................. 590 486,384
5.65% ,   06/15/54 ................. 660 583,415
5.50% ,   03/15/55 ................. 380 331,838
Pioneer Natural Resources Co.
1.90% ,   08/15/30 ................. 1,200 1,053,565
2.15% ,   01/15/31 ................. 694 608,994
Plains All American Pipeline LP
4.50% ,   12/15/26 ................. 1,068 1,068,391
3.55% ,   12/15/29 ................. 1,074 1,017,305
3.80% ,   09/15/30 ................. 761 718,044
5.70% ,   09/15/34 ................. 755 747,170
5.95% ,   06/15/35 ................. 615 615,363
6.65% ,   01/15/37 ................. 680 710,836
5.15% ,   06/01/42 ................. 534 454,307
4.30% ,   01/31/43 ................. 430 328,110
4.70% ,   06/15/44 ................. 700 558,573
4.90% ,   02/15/45 ................. 710 578,935
Pluspetrol Camisea SA, 6.24%,  07/03/36
(d) (f)
. 600 611,241
Prairie Acquiror LP, 9.00%,  08/01/29
(e)
..... 410 413,168
PTT Treasury Center Co. Ltd.
(f)
4.50% ,   10/25/42 ................. 200 168,343
3.70% ,   07/16/70 ................. 800 518,955
PTTEP Treasury Center Co. Ltd.
2.59% ,   06/10/27
(f)
................. 660 634,162
2.99% ,   01/15/30
(f)
................. 200 185,629
6.35% ,   06/12/42
(e)
................ 400 420,203
3.90% ,   12/06/59
(d) (f)
............... 600 423,925
Puma International Financing SA,
7.75%,  04/25/29
(e)
............... 400 396,133
QatarEnergy LNG S3
(e)
5.84% ,   09/30/27 ................. 481 489,147
6.33% ,   09/30/27 ................. 95 96,925
QazaqGaz NC JSC, 4.38%,  09/26/27
(f)
.... 800 771,450
Raizen Fuels Finance SA
6.45% ,   03/05/34
(d) (f)
............... 1,000 992,232
5.70% ,   01/17/35
(d) (f)
............... 1,000 933,690
6.70% ,   02/25/37
(e)
................ 785 771,561
6.70% ,   02/25/37
(f)
................. 200 196,576
6.95% ,   03/05/54
(f)
................. 1,650 1,557,758
Range Resources Corp.
8.25% ,   01/15/29 ................. 600 614,260
4.75% ,   02/15/30
(e)
................ 495 468,039
Reliance Industries Ltd.
(f)
3.67% ,   11/30/27
(d)
................ 850 831,266
2.88% ,   01/12/32 ................. 1,390 1,210,013
6.25% ,   10/19/40 ................. 250 268,385
4.88% ,   02/10/45
(d)
................ 1,000 867,764
3.63% ,   01/12/52 ................. 1,750 1,190,920
3.75% ,   01/12/62 ................. 750 495,991
Rockies Express Pipeline LLC
(e)
4.95% ,   07/15/29 ................. 545 521,293
4.80% ,   05/15/30 ................. 350 327,892
6.75% ,   03/15/33 ................. 275 279,851

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
111
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
7.50% ,   07/15/38 ................. USD 262 $ 257,199
6.88% ,   04/15/40 ................. 505 476,597
SA Global Sukuk Ltd.
(f)
1.60% ,   06/17/26 ................. 1,800 1,744,599
4.25% ,   10/02/29 ................. 1,400 1,377,365
2.69% ,   06/17/31 ................. 3,000 2,669,367
4.75% ,   10/02/34 ................. 1,400 1,371,037
Sabal Trail Transmission LLC
(e)
4.25% ,   05/01/28 ................. 528 520,041
4.68% ,   05/01/38 ................. 800 707,701
4.83% ,   05/01/48 ................. 557 454,458
Sabine Pass Liquefaction LLC
5.88% ,   06/30/26 ................. 1,689 1,703,437
5.00% ,   03/15/27 ................. 1,737 1,749,368
4.20% ,   03/15/28 ................. 1,588 1,576,644
4.50% ,   05/15/30 ................. 1,200 1,183,553
5.90% ,   09/15/37 ................. 660 672,806
Santos Finance Ltd.
5.25% ,   03/13/29
(f)
................. 600 599,972
3.65% ,   04/29/31
(e)
................ 1,130 1,022,738
6.88% ,   09/19/33
(e)
................ 825 870,504
Saturn Oil & Gas, Inc., 9.63%,  06/15/29
(d) (e)
.. 681 615,824
Sempra Infrastructure Partners LP,
3.25%,  01/15/32
(e)
............... 510 426,844
SEPLAT Energy plc, 9.13%,  03/21/30
(e)
.... 600 565,815
Shell Finance US, Inc.
2.38% ,   11/07/29 ................. 1,242 1,149,935
2.75% ,   04/06/30 ................. 1,668 1,549,526
4.13% ,   05/11/35 ................. 1,432 1,336,950
4.55% ,   08/12/43 ................. 1,081 938,006
4.38% ,   05/11/45 ................. 2,534 2,121,334
4.00% ,   05/10/46 ................. 1,831 1,447,026
3.75% ,   09/12/46 ................. 1,139 861,741
3.25% ,   04/06/50 ................. 1,798 1,211,068
SierraCol Energy Andina LLC,
6.00%,  06/15/28
(d) (f)
............... 600 552,584
Sinopec Capital 2013 Ltd., 4.25%,  04/24/43
(f)
450 400,453
Sinopec Group Overseas Development 2013
Ltd., 5.38%,  10/17/43
(f)
............. 1,400 1,441,368
Sinopec Group Overseas Development 2015
Ltd., 4.10%,  04/28/45
(f)
............. 1,200 1,046,861
Sinopec Group Overseas Development 2016
Ltd.
(f)
3.50% ,   05/03/26 ................. 200 198,777
2.75% ,   09/29/26 ................. 800 785,118
4.25% ,   05/03/46 ................. 600 532,888
Sinopec Group Overseas Development 2017
Ltd.
(f)
3.63% ,   04/12/27 ................. 200 198,456
3.25% ,   09/13/27 ................. 825 811,153
4.25% ,   04/12/47 ................. 200 176,798
Sinopec Group Overseas Development 2018
Ltd.
(f)
4.25% ,   09/12/28 ................. 400 402,987
2.95% ,   08/08/29 ................. 600 575,219
2.95% ,   11/12/29
(d)
................ 1,200 1,145,791
2.70% ,   05/13/30 ................. 2,400 2,251,471
2.30% ,   01/08/31 ................. 1,700 1,547,729
4.60% ,   09/12/48 ................. 200 185,591
3.68% ,   08/08/49 ................. 600 479,603
3.44% ,   11/12/49 ................. 400 305,550
3.35% ,   05/13/50 ................. 800 598,925
3.10% ,   01/08/51 ................. 600 426,464
Sitio Royalties Operating Partnership LP,
7.88%,  11/01/28
(e)
................ 625 641,162
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
SK Battery America, Inc., 4.88%,  01/23/27
(f)
. USD 600 $ 603,287
SM Energy Co.
6.75% ,   09/15/26 ................. 406 402,641
6.63% ,   01/15/27 ................. 442 434,292
6.50% ,   07/15/28 ................. 415 397,742
6.75% ,   08/01/29
(e)
................ 760 710,433
7.00% ,   08/01/32
(d) (e)
............... 745 686,952
South Bow Canadian Infrastructure Holdings
Ltd.
(e)(h)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.67%),
7.50% ,   03/01/55 ................ 655 644,562
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.95%),
7.63% ,   03/01/55 ................ 470 469,146
South Bow USA Infrastructure Holdings LLC
(e)
4.91% ,   09/01/27 ................. 280 281,396
5.03% ,   10/01/29 ................. 335 332,388
5.58% ,   10/01/34 ................. 1,285 1,247,442
6.18% ,   10/01/54 ................. 555 514,055
Spectra Energy Partners LP
3.38% ,   10/15/26 ................. 578 568,035
5.95% ,   09/25/43 ................. 855 814,675
4.50% ,   03/15/45 ................. 731 579,251
Strathcona Resources Ltd., 6.88%,  08/01/26
(e)
490 482,015
Summit Midstream Holdings LLC,
8.63%,  10/31/29
(e)
............... 815 801,826
Suncor Energy, Inc.
7.15% ,   02/01/32 ................. 625 676,274
5.95% ,   12/01/34 ................. 714 724,418
6.80% ,   05/15/38 ................. 427 450,261
6.50% ,   06/15/38 ................. 110 116,024
6.85% ,   06/01/39 ................. 735 789,480
4.00% ,   11/15/47 ................. 861 615,954
3.75% ,   03/04/51 ................. 814 546,116
Sunnova Energy Corp.
(a)(e)(l)
5.88% ,   09/01/26 ................. 410 122,391
11.75% ,   10/01/28 ................. 395 115,782
Sunoco LP
6.00% ,   04/15/27 ................. 595 592,719
5.88% ,   03/15/28 ................. 385 383,071
7.00% ,   09/15/28
(e)
................ 495 506,937
7.00% ,   05/01/29
(e)
................ 785 807,079
4.50% ,   05/15/29 ................. 765 725,138
4.50% ,   04/30/30 .................. 766 720,958
7.25% ,   05/01/32
(e)
................ 740 766,641
6.25% ,   07/01/33
(e)
................ 400 399,594
Sweihan PV Power Co. PJSC,
3.63%,  01/31/49
(f)
................ 553 454,238
Tallgrass Energy Partners LP
(e)
6.00% ,   03/01/27 ................. 430 423,939
5.50% ,   01/15/28 ................. 720 701,433
7.38% ,   02/15/29 ................. 795 792,205
6.00% ,   12/31/30 ................. 715 666,050
6.00% ,   09/01/31 ................. 465 428,459
Talos Production, Inc.
(e)
9.00% ,   02/01/29 ................. 620 594,293
9.38% ,   02/01/31 ................. 630 590,120
Targa Resources Corp.
5.20% ,   07/01/27 ................. 905 917,297
6.15% ,   03/01/29 ................. 555 579,030
4.20% ,   02/01/33 ................. 700 639,626
6.13% ,   03/15/33 ................. 789 810,879
6.50% ,   03/30/34 ................. 782 822,796
5.50% ,   02/15/35 ................. 725 708,581

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
112
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.55% ,   08/15/35 ................. USD 995 $ 974,673
4.95% ,   04/15/52 ................. 775 624,969
6.25% ,   07/01/52 ................. 656 631,281
6.50% ,   02/15/53 ................. 796 790,944
6.13% ,   05/15/55 ................. 650 615,126
Targa Resources Partners LP
6.50% ,   07/15/27 ................. 615 617,440
5.00% ,   01/15/28 ................. 1,120 1,118,434
6.88% ,   01/15/29 ................. 595 608,267
5.50% ,   03/01/30 ................. 1,470 1,467,003
4.88% ,   02/01/31 ................. 1,085 1,052,790
4.00% ,   01/15/32 ................. 1,085 993,645
TC PipeLines LP, 3.90%,  05/25/27 ....... 297 292,877
Tengizchevroil Finance Co. International Ltd.
(f)
4.00% ,   08/15/26
(d)
................ 1,000 980,923
3.25% ,   08/15/30 ................. 700 611,185
Tennessee Gas Pipeline Co. LLC
7.00% ,   03/15/27 ................. 245 254,948
7.00% ,   10/15/28 ................. 553 590,947
2.90% ,   03/01/30
(e)
................ 1,110 1,014,591
7.63% ,   04/01/37 ................. 215 244,153
TerraForm Power Operating LLC
(e)
5.00% ,   01/31/28 ................. 680 662,514
4.75% ,   01/15/30 ................. 690 649,299
Texas Eastern Transmission LP
3.50% ,   01/15/28
(e)
................ 184 178,966
7.00% ,   07/15/32 ................. 710 770,213
4.15% ,   01/15/48
(e)
................ 592 454,521
TGNR Intermediate Holdings LLC,
5.50%,  10/15/29
(e)
............... 670 614,845
Thaioil Treasury Center Co. Ltd.
(f)
2.50% ,   06/18/30 ................. 1,000 854,638
5.38% ,   11/20/48 ................. 600 481,033
3.50% ,   10/17/49 ................. 600 355,827
3.75% ,   06/18/50 ................. 600 371,165
TMS Issuer SARL, 5.78%,  08/23/32
(f)
..... 1,200 1,238,952
Topaz Solar Farms LLC, 5.75%,  09/30/39
(e)
.. 514 480,483
TotalEnergies Capital International SA
3.46% ,   02/19/29 ................. 1,535 1,498,615
2.83% ,   01/10/30 ................. 1,295 1,218,685
2.99% ,   06/29/41 ................. 1,190 853,805
3.46% ,   07/12/49 ................. 1,121 784,410
3.13% ,   05/29/50 ................. 2,137 1,393,149
3.39% ,   06/29/60 ................. 933 596,855
TotalEnergies Capital SA
3.88% ,   10/11/28 ................. 1,296 1,287,928
5.15% ,   04/05/34 ................. 810 817,082
4.72% ,   09/10/34 ................. 775 759,543
5.49% ,   04/05/54 ................. 1,745 1,644,808
5.28% ,   09/10/54 ................. 825 755,587
5.64% ,   04/05/64 ................. 800 754,012
5.43% ,   09/10/64 ................. 1,100 1,004,622
TransCanada PipeLines Ltd.
4.25% ,   05/15/28 ................. 1,340 1,329,601
4.10% ,   04/15/30 ................. 1,183 1,142,893
4.63% ,   03/01/34 ................. 1,496 1,404,164
5.60% ,   03/31/34 ................. 289 286,597
5.85% ,   03/15/36 ................. 507 512,573
6.20% ,   10/15/37 ................. 1,144 1,170,728
7.25% ,   08/15/38 ................. 670 740,941
7.63% ,   01/15/39 ................. 1,141 1,306,510
6.10% ,   06/01/40 ................. 758 767,027
5.10% ,   03/15/49 ................. 497 444,481
Transcontinental Gas Pipe Line Co. LLC
4.00% ,   03/15/28 ................. 539 533,880
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
3.25% ,   05/15/30 ................. USD 1,038 $ 969,690
5.40% ,   08/15/41 ................. 423 396,646
4.45% ,   08/01/42 ................. 451 379,367
4.60% ,   03/15/48 ................. 630 519,367
3.95% ,   05/15/50 ................. 465 340,009
TransMontaigne Partners LLC,
8.50%,  06/15/30
(e)
............... 400 402,534
Transportadora de Gas del Peru SA,
4.25%,  04/30/28
(d) (f)
............... 480 473,744
Transportadora de Gas Internacional SA ESP,
5.55%,  11/01/28
(f)
................ 400 402,260
Trident Energy Finance plc, 12.50%,  11/30/29
(f)
600 566,650
Tullow Oil plc, 10.25%,  05/15/26
(f)
....... 1,303 1,024,262
Valero Energy Corp.
3.40% ,   09/15/26 ................. 150 147,954
2.15% ,   09/15/27 ................. 641 608,263
4.35% ,   06/01/28 ................. 553 550,461
4.00% ,   04/01/29 ................. 495 483,514
5.15% ,   02/15/30 ................. 230 232,459
2.80% ,   12/01/31 ................. 690 606,285
7.50% ,   04/15/32 ................. 720 804,398
6.63% ,   06/15/37 ................. 1,408 1,463,878
4.90% ,   03/15/45 ................. 694 595,653
3.65% ,   12/01/51 ................. 905 592,906
4.00% ,   06/01/52 ................. 585 402,286
Valero Energy Partners LP, 4.50%,  03/15/28 . 747 747,657
Var Energi ASA
(e)
5.00% ,   05/18/27 ................. 375 377,468
7.50% ,   01/15/28 ................. 705 742,122
8.00% ,   11/15/32 ................. 470 514,778
Venture Global Calcasieu Pass LLC
(e)
3.88% ,   08/15/29 ................. 1,229 1,127,360
6.25% ,   01/15/30 ................. 1,000 1,002,207
4.13% ,   08/15/31 ................. 1,251 1,125,195
3.88% ,   11/01/33 ................. 1,220 1,028,846
Venture Global LNG, Inc.
(e)
8.13% ,   06/01/28 ................. 2,105 2,091,630
9.50% ,   02/01/29 ................. 2,871 2,974,839
7.00% ,   01/15/30 ................. 1,510 1,422,762
8.38% ,   06/01/31 ................. 2,155 2,077,379
9.88% ,   02/01/32 ................. 1,960 1,993,279
Venture Global Plaquemines LNG LLC
(e)
7.50% ,   05/01/33 ................. 665 682,602
7.75% ,   05/01/35 ................. 665 682,873
Vermilion Energy, Inc.
(e)
6.88% ,   05/01/30 ................. 410 360,190
7.25% ,   02/15/33 ................. 405 341,964
Viper Energy, Inc.
(e)
5.38% ,   11/01/27 ................. 435 433,175
7.38% ,   11/01/31 ................. 405 421,044
Vista Energy Argentina SAU, 7.63%,  12/10/35
(f)
670 639,320
Vital Energy, Inc.
7.75% ,   07/31/29
(e)
................ 320 269,726
9.75% ,   10/15/30 ................. 355 298,134
7.88% ,   04/15/32
(d) (e)
............... 1,040 803,207
W&T Offshore, Inc., 10.75%,  02/01/29
(d) (e)
... 280 219,775
Western Midstream Operating LP
4.65% ,   07/01/26 ................. 582 579,822
4.50% ,   03/01/28 ................. 530 523,078
4.75% ,   08/15/28 ................. 275 272,799
6.35% ,   01/15/29 ................. 725 753,567
4.05% ,   02/01/30 ................. 987 937,994
6.15% ,   04/01/33 ................. 740 749,413
5.45% ,   11/15/34 ................. 760 724,462
5.45% ,   04/01/44 ................. 560 473,203

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
113
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.30% ,   03/01/48 ................. USD 770 $ 619,723
5.50% ,   08/15/48 ................. 270 223,009
5.25% ,   02/01/50 ................. 1,102 886,403
Whistler Pipeline LLC
(e)
5.40% ,   09/30/29 ................. 485 488,454
5.70% ,   09/30/31 ................. 520 527,520
5.95% ,   09/30/34 ................. 785 788,464
Wildfire Intermediate Holdings LLC,
7.50%,  10/15/29
(e)
............... 615 562,725
Williams Cos., Inc. (The)
3.75% ,   06/15/27 ................. 1,281 1,261,804
5.30% ,   08/15/28 ................. 1,019 1,042,340
4.90% ,   03/15/29 ................. 1,195 1,206,967
4.80% ,   11/15/29 ................. 495 498,265
3.50% ,   11/15/30 ................. 1,092 1,022,087
Series A , 7.50% ,   01/15/31 ........... 184 206,077
2.60% ,   03/15/31 ................. 1,225 1,082,407
8.75% ,   03/15/32 ................. 350 416,391
4.65% ,   08/15/32 ................. 785 756,340
5.65% ,   03/15/33 ................. 950 971,689
5.15% ,   03/15/34 ................. 1,465 1,436,220
5.60% ,   03/15/35 ................. 520 524,349
6.30% ,   04/15/40 ................. 1,231 1,278,792
5.80% ,   11/15/43 ................. 439 422,460
5.40% ,   03/04/44 ................. 504 462,045
5.75% ,   06/24/44 ................. 660 632,640
4.90% ,   01/15/45 ................. 548 467,519
5.10% ,   09/15/45 ................. 994 871,705
4.85% ,   03/01/48 ................. 828 692,290
3.50% ,   10/15/51 ................. 675 445,156
5.30% ,   08/15/52 ................. 705 623,262
5.80% ,   11/15/54 ................. 665 631,208
6.00% ,   03/15/55 ................. 210 205,181
734,241,255
Paper & Forest Products — 0.1%
Ahlstrom Holding 3 Oy, 4.88%,  02/04/28
(e)
.. 295 276,507
Celulosa Arauco y Constitucion SA
3.88% ,   11/02/27 ................. 610 593,243
4.25% ,   04/30/29
(d) (f)
............... 600 568,791
4.20% ,   01/29/30
(f)
................. 600 564,301
5.50% ,   11/02/47 ................. 470 411,919
5.50% ,   04/30/49
(f)
................. 400 347,120
5.15% ,   01/29/50
(f)
................. 450 368,031
Clearwater Paper Corp., 4.75%,  08/15/28
(e)
.. 290 270,237
Domtar Corp., 6.75%,  10/01/28
(e)
........ 647 541,875
Georgia-Pacific LLC
0.95% ,   05/15/26
(d) (e)
............... 712 687,391
2.10% ,   04/30/27
(e)
................ 697 669,429
7.75% ,   11/15/29 ................. 708 803,876
2.30% ,   04/30/30
(e)
................ 1,330 1,199,842
8.88% ,   05/15/31 ................. 275 335,887
LD Celulose International GmbH,
7.95%,  01/26/32
(d) (f)
............... 600 616,901
Louisiana-Pacific Corp., 3.63%,  03/15/29
(e)
.. 345 322,168
Magnera Corp.
(e)
4.75% ,   11/15/29 ................. 505 440,695
7.25% ,   11/15/31 ................. 790 746,769
Mercer International, Inc.
12.88% ,   10/01/28
(e)
............... 410 419,099
5.13% ,   02/01/29 ................. 906 744,378
Stora Enso OYJ, 7.25%,  04/15/36
(e)
...... 400 421,561
Suzano Austria GmbH
5.75% ,   07/14/26
(d) (f)
............... 600 605,443
2.50% ,   09/15/28 ................. 750 689,913
Security
Par (000)
Par (000) Value
Paper & Forest Products (continued)
6.00% ,   01/15/29 ................. USD 1,748 $ 1,783,189
5.00% ,   01/15/30 ................. 1,006 982,994
3.75% ,   01/15/31 ................. 1,290 1,168,164
Series DM3N , 3.13% ,   01/15/32 ........ 1,000 854,235
7.00% ,   03/16/47
(d) (f)
............... 1,000 1,039,726
Suzano International Finance BV,
5.50%,  01/17/27 ................ 1,434 1,447,019
UPM-Kymmene OYJ, 7.45%,  11/26/27
(e)
... 205 217,890
20,138,593
Passenger Airlines — 0.1%
Air Canada, 3.88%,  08/15/26
(e)
......... 1,170 1,148,445
Air Canada Pass-Through Trust
(e)
Series 2020-1 , Class C , 10.50% ,   07/15/26
(d)
315 332,436
Series 2015-1 , Class A , 3.60% ,   03/15/27 . 303 294,192
Alaska Airlines Pass-Through Trust, Series
2020-1, Class A, 4.80%,  08/15/27
(d) (e)
.... 871 863,338
Allegiant Travel Co., 7.25%,  08/15/27
(d) (e)
... 579 535,208
American Airlines Pass-Through Trust
Series 2014-1 , Class A , 3.70% ,   10/01/26 . 481 464,994
Series 2015-1 , Class A , 3.38% ,   05/01/27 . 516 497,694
Series 2015-2 , Class AA , 3.60% ,   09/22/27 303 292,650
Series 2016-1 , Class AA , 3.58% ,   01/15/28 140 134,456
Series 2016-2 , Class AA , 3.20% ,   06/15/28 442 418,451
Series 2016-3 , Class AA , 3.00% ,   10/15/28
(d)
435 407,778
Series 2017-1 , Class AA , 3.65% ,   02/15/29 495 470,770
Series 2017-2 , Class AA , 3.35% ,   10/15/29 422 398,687
Series 2019-1 , Class AA , 3.15% ,   02/15/32 441 397,603
Series 2021-1 , Class A , 2.88% ,   07/11/34 . 997 863,524
American Airlines, Inc.
(e)
5.50% ,   04/20/26 ................. 1,000 993,441
7.25% ,   02/15/28
(d)
................ 745 735,624
5.75% ,   04/20/29 ................. 2,920 2,830,095
8.50% ,   05/15/29
(d)
................ 940 957,689
AS Mileage Plan IP Ltd.
(e)
5.02% ,   10/20/29 ................. 60 58,155
5.31% ,   10/20/31 ................. 105 100,411
Avianca Midco 2 plc
(e)
9.00% ,   12/01/28 ................. 1,500 1,349,383
9.63% ,   02/14/30 ................. 600 525,574
Azul Secured Finance LLP
(e)
11.93% ,   08/28/28
(d)
................ 1,068 641,092
10.88% ,   08/28/30 ................. 265 50,312
British Airways Pass-Through Trust
(e)
Series 2020-1 , Class A , 4.25% ,   11/15/32
(d)
636 602,258
Series 2019-1 , Class AA , 3.30% ,   12/15/32 416 382,576
Series 2021-1 , Class A , 2.90% ,   03/15/35
(d)
383 334,502
Delta Air Lines Pass-Through Trust, Series
2020-1, Class AA, 2.00%,  06/10/28
(d)
.... 135 126,691
Delta Air Lines, Inc.
4.38% ,   04/19/28 ................. 650 638,429
4.75% ,   10/20/28
(e)
................ 2,041 2,023,149
3.75% ,   10/28/29
(d)
................ 583 541,433
Grupo Aeromexico SAB de CV
(f)
8.25% ,   11/15/29 ................. 400 374,242
8.63% ,   11/15/31 ................. 600 555,519
JetBlue Airways Corp., 9.88%,  09/20/31
(e)
... 1,980 1,824,821
JetBlue Pass-Through Trust
Series 2019-1 , Class AA , 2.75% ,   05/15/32 640 548,588
Series 2020-1 , Class A , 4.00% ,   11/15/32
(d)
598 550,658
Latam Airlines Group SA
(f)
13.38% ,   10/15/29 ................. 600 671,842
7.88% ,   04/15/30 ................. 1,400 1,370,840
Mileage Plus Holdings LLC, 6.50%,  06/20/27
(e)
383 383,716
OneSky Flight LLC, 8.88%,  12/15/29
(e)
..... 550 554,584

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
114
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
Pegasus Hava Tasimaciligi A/S,
8.00%,  09/11/31
(f)
................ USD 400 $ 391,154
Southwest Airlines Co.
3.00% ,   11/15/26 ................. 463 450,210
5.13% ,   06/15/27 ................. 1,896 1,901,203
3.45% ,   11/16/27 ................. 346 335,801
2.63% ,   02/10/30 ................. 810 724,289
United Airlines Pass-Through Trust
Series 2014-2 , Class A , 3.75% ,   09/03/26 . 777 761,703
Series 2020-1 , Class A , 5.88% ,   10/15/27 . 1,050 1,062,984
Series 2016-1 , Class AA , 3.10% ,   07/07/28 553 522,672
Series 2016-2 , Class AA , 2.88% ,   10/07/28 546 508,246
Series 2016-2 , Class A , 3.10% ,   10/07/28
(d)
181 166,011
Series 2018-1 , Class AA , 3.50% ,   03/01/30 729 682,627
Series 2019-1 , Class AA , 4.15% ,   08/25/31 731 693,109
Series 2019-2 , Class AA , 2.70% ,   05/01/32 236 206,853
Series 2023-1 , Class A , 5.80% ,   01/15/36 . 1,290 1,279,550
Series 2024-1 , Class AA , 5.45% ,   02/15/37 976 958,500
Series 2024-1 , Class A , 5.88% ,   02/15/37 . 401 393,559
United Airlines, Inc., 4.63%,  04/15/29
(e)
.... 1,970 1,850,669
VistaJet Malta Finance plc
(d)(e)
7.88% ,   05/01/27 ................. 515 499,718
9.50% ,   06/01/28 ................. 550 537,373
6.38% ,   02/01/30 ................. 1,005 866,959
42,039,040
Personal Care Products — 0.1%
BellRing Brands, Inc., 7.00%,  03/15/30
(e)
... 810 840,035
Conopco, Inc., Series E, 7.25%,  12/15/26 ... 715 747,613
Coty, Inc.
(e)
4.75% ,   01/15/29 ................. 548 527,225
6.63% ,   07/15/30 ................. 790 792,932
Edgewell Personal Care Co.
(e)
5.50% ,   06/01/28 ................. 735 722,062
4.13% ,   04/01/29 ................. 508 475,666
Estee Lauder Cos., Inc. (The)
3.15% ,   03/15/27 ................. 517 505,687
4.38% ,   05/15/28 ................. 830 831,829
2.38% ,   12/01/29 ................. 975 888,126
2.60% ,   04/15/30 ................. 905 824,815
1.95% ,   03/15/31 ................. 767 655,491
4.65% ,   05/15/33 ................. 802 774,998
5.00% ,   02/14/34 ................. 525 513,912
6.00% ,   05/15/37 ................. 440 469,489
4.38% ,   06/15/45 ................. 642 509,817
4.15% ,   03/15/47 ................. 513 395,363
3.13% ,   12/01/49 ................. 578 359,619
5.15% ,   05/15/53
(d)
................ 447 407,487
Haleon US Capital LLC
3.38% ,   03/24/27 ................. 860 846,543
3.38% ,   03/24/29 ................. 1,410 1,356,271
3.63% ,   03/24/32 ................. 1,750 1,623,827
4.00% ,   03/24/52 ................. 805 613,122
Kenvue, Inc.
5.05% ,   03/22/28 ................. 923 949,701
5.00% ,   03/22/30 ................. 1,445 1,490,457
4.90% ,   03/22/33 ................. 1,140 1,154,142
5.10% ,   03/22/43 ................. 710 677,695
5.05% ,   03/22/53 ................. 1,245 1,153,053
5.20% ,   03/22/63 ................. 675 623,022
Opal Bidco SAS, 6.50%,  03/31/32
(e)
...... 515 515,591
Oriflame Investment Holding plc,
5.13%,  05/04/26
(e)
............... 395 82,850
Perrigo Finance Unlimited Co.
4.90% ,   06/15/30 ................. 735 699,101
Security
Par (000)
Par (000) Value
Personal Care Products (continued)
6.13% ,   09/30/32
(d)
................ USD 700 $ 695,138
4.90% ,   12/15/44 ................. 310 240,435
Prestige Brands, Inc.
(e)
5.13% ,   01/15/28 ................. 450 445,871
3.75% ,   04/01/31 ................. 606 547,382
24,956,367
Pharmaceuticals — 0.9%
1261229 BC Ltd., 10.00%,  04/15/32
(e)
..... 1,895 1,856,874
Astrazeneca Finance LLC
1.20% ,   05/28/26 ................. 475 460,397
4.80% ,   02/26/27 ................. 1,440 1,458,776
4.88% ,   03/03/28 ................. 1,115 1,140,241
1.75% ,   05/28/28 ................. 1,410 1,315,122
4.85% ,   02/26/29 ................. 1,380 1,409,640
4.90% ,   03/03/30 ................. 805 826,843
4.90% ,   02/26/31 ................. 1,140 1,169,719
2.25% ,   05/28/31 ................. 629 557,760
4.88% ,   03/03/33 ................. 635 641,569
5.00% ,   02/26/34 ................. 1,555 1,569,867
AstraZeneca plc
3.13% ,   06/12/27 ................. 1,105 1,084,934
4.00% ,   01/17/29 ................. 1,184 1,178,007
1.38% ,   08/06/30 ................. 1,547 1,331,319
6.45% ,   09/15/37 ................. 1,732 1,932,554
4.00% ,   09/18/42 ................. 975 815,257
4.38% ,   11/16/45 ................. 1,049 903,339
4.38% ,   08/17/48 ................. 768 650,520
2.13% ,   08/06/50 ................. 595 322,322
3.00% ,   05/28/51 ................. 725 473,954
Bausch Health Americas, Inc.
(e)
9.25% ,   04/01/26 ................. 580 565,490
8.50% ,   01/31/27 ................. 596 566,021
Bausch Health Cos., Inc.
(e)
7.00% ,   01/15/28 ................. 175 140,678
5.00% ,   01/30/28 ................. 404 309,443
4.88% ,   06/01/28 ................. 1,500 1,217,153
11.00% ,   09/30/28 ................. 1,711 1,608,837
5.00% ,   02/15/29 ................. 439 277,698
6.25% ,   02/15/29 ................. 760 497,707
7.25% ,   05/30/29 ................. 335 224,515
5.25% ,   01/30/30 ................. 760 457,346
14.00% ,   10/15/30 ................. 347 299,065
5.25% ,   02/15/31 ................. 380 205,194
Bayer Corp., 6.65%,  02/15/28
(e)
......... 600 626,682
Bayer US Finance II LLC
(e)
4.38% ,   12/15/28 ................. 2,012 1,973,608
4.20% ,   07/15/34 ................. 420 370,617
5.50% ,   07/30/35
(d)
................ 420 404,061
4.63% ,   06/25/38 ................. 1,055 904,207
4.40% ,   07/15/44 ................. 1,124 841,413
3.95% ,   04/15/45 ................. 766 531,106
4.88% ,   06/25/48 ................. 1,025 806,410
4.70% ,   07/15/64 ................. 721 514,758
Bayer US Finance LLC
(e)
6.13% ,   11/21/26 ................. 830 844,587
6.25% ,   01/21/29
(d)
................ 1,239 1,292,092
6.38% ,   11/21/30 ................. 1,255 1,323,334
6.50% ,   11/21/33 ................. 1,760 1,839,582
6.88% ,   11/21/53 ................. 770 779,592
Bristol-Myers Squibb Co.
3.20% ,   06/15/26 ................. 1,599 1,584,928
4.90% ,   02/22/27 ................. 955 970,393
3.25% ,   02/27/27 ................. 760 750,515
1.13% ,   11/13/27 ................. 1,005 937,231

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
115
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
3.45% ,   11/15/27 ................. USD 975 $ 963,107
3.90% ,   02/20/28 ................. 1,878 1,873,106
4.90% ,   02/22/29 ................. 820 839,915
3.40% ,   07/26/29 ................. 2,879 2,786,433
1.45% ,   11/13/30 ................. 1,580 1,358,728
5.75% ,   02/01/31 ................. 1,055 1,124,184
5.10% ,   02/22/31 ................. 490 505,126
2.95% ,   03/15/32 ................. 1,500 1,345,287
5.90% ,   11/15/33 ................. 1,505 1,605,722
5.20% ,   02/22/34 ................. 2,179 2,206,040
4.13% ,   06/15/39 ................. 2,123 1,863,862
2.35% ,   11/13/40 ................. 1,210 818,131
3.55% ,   03/15/42 ................. 885 688,003
3.25% ,   08/01/42 ................. 808 594,625
5.50% ,   02/22/44 ................. 425 416,639
4.50% ,   03/01/44 ................. 475 416,643
4.63% ,   05/15/44 ................. 1,120 980,060
5.00% ,   08/15/45 ................. 550 505,233
4.35% ,   11/15/47 ................. 1,658 1,362,052
4.55% ,   02/20/48 ................. 1,038 880,650
4.25% ,   10/26/49 ................. 3,466 2,770,377
2.55% ,   11/13/50 ................. 1,548 888,087
3.70% ,   03/15/52 ................. 1,695 1,218,334
6.25% ,   11/15/53 ................. 970 1,021,186
5.55% ,   02/22/54 ................. 2,565 2,470,642
3.90% ,   03/15/62 ................. 1,195 842,522
6.40% ,   11/15/63 ................. 935 998,214
5.65% ,   02/22/64 ................. 1,735 1,667,748
Cheplapharm Arzneimittel GmbH,
5.50%,  01/15/28
(e)
............... 515 458,577
Elanco Animal Health, Inc., 6.65%,  08/28/28 . 757 768,000
Eli Lilly & Co.
4.50% ,   02/09/27 ................. 1,045 1,055,413
5.50% ,   03/15/27 ................. 350 359,869
3.10% ,   05/15/27 ................. 1,325 1,303,773
4.15% ,   08/14/27 ................. 920 926,244
4.55% ,   02/12/28 ................. 675 686,044
4.50% ,   02/09/29 ................. 1,015 1,031,448
3.38% ,   03/15/29 ................. 1,125 1,098,136
4.20% ,   08/14/29 ................. 1,480 1,486,785
4.75% ,   02/12/30 ................. 695 712,649
4.90% ,   02/12/32 ................. 675 692,866
4.70% ,   02/27/33 ................. 1,225 1,230,914
4.70% ,   02/09/34 ................. 1,410 1,397,757
4.60% ,   08/14/34 ................. 1,150 1,133,746
5.10% ,   02/12/35 ................. 720 734,869
5.55% ,   03/15/37 ................. 510 537,730
3.70% ,   03/01/45 ................. 975 776,242
3.95% ,   05/15/47 ................. 865 697,574
3.95% ,   03/15/49 ................. 765 612,687
2.25% ,   05/15/50 ................. 1,520 858,925
4.88% ,   02/27/53 ................. 900 816,692
5.00% ,   02/09/54 ................. 935 867,427
5.05% ,   08/14/54 ................. 1,185 1,106,484
5.50% ,   02/12/55 ................. 705 705,546
4.15% ,   03/15/59 ................. 880 691,460
2.50% ,   09/15/60 ................. 998 544,473
4.95% ,   02/27/63 ................. 905 812,996
5.10% ,   02/09/64 ................. 1,085 998,738
5.20% ,   08/14/64 ................. 845 789,947
5.60% ,   02/12/65 ................. 900 896,124
Endo Finance Holdings, Inc.,
8.50%,  04/15/31
(d) (e)
.............. 957 995,076
GlaxoSmithKline Capital plc
4.32% ,   03/12/27 ................. 375 378,150
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
3.38% ,   06/01/29 ................. USD 1,130 $ 1,092,769
GlaxoSmithKline Capital, Inc.
3.88% ,   05/15/28 ................. 1,693 1,684,247
4.50% ,   04/15/30 ................. 485 487,532
5.38% ,   04/15/34 ................. 738 765,348
4.88% ,   04/15/35 ................. 375 371,804
6.38% ,   05/15/38 ................. 2,221 2,446,299
4.20% ,   03/18/43 ................. 449 379,349
HLF Financing SARL LLC
(e)
12.25% ,   04/15/29 ................. 820 870,801
4.88% ,   06/01/29 ................. 620 477,650
Jazz Securities DAC, 4.38%,  01/15/29
(e)
... 1,475 1,400,537
Johnson & Johnson
4.50% ,   03/01/27 ................. 775 785,340
2.95% ,   03/03/27 ................. 818 806,080
0.95% ,   09/01/27 ................. 1,558 1,460,090
2.90% ,   01/15/28 ................. 489 477,436
4.55% ,   03/01/28 ................. 650 662,875
4.80% ,   06/01/29 ................. 985 1,014,791
6.95% ,   09/01/29 ................. 369 411,345
4.70% ,   03/01/30 ................. 850 873,751
1.30% ,   09/01/30 ................. 1,093 948,945
4.90% ,   06/01/31 ................. 965 999,916
4.85% ,   03/01/32 ................. 775 794,757
4.95% ,   05/15/33 ................. 612 632,300
4.38% ,   12/05/33 ................. 496 492,350
4.95% ,   06/01/34
(d)
................ 885 911,134
5.00% ,   03/01/35 ................. 860 877,906
3.55% ,   03/01/36 ................. 1,025 918,459
3.63% ,   03/03/37 ................. 1,411 1,254,025
5.95% ,   08/15/37 ................. 1,104 1,213,437
3.40% ,   01/15/38 ................. 958 819,787
5.85% ,   07/15/38 ................. 860 938,131
2.10% ,   09/01/40 ................. 772 527,023
4.50% ,   09/01/40 ................. 529 499,243
4.85% ,   05/15/41 ................. 385 375,695
4.50% ,   12/05/43 ................. 705 647,593
3.70% ,   03/01/46 ................. 2,039 1,642,096
3.75% ,   03/03/47 ................. 910 724,981
3.50% ,   01/15/48 ................. 736 559,630
2.25% ,   09/01/50 ................. 966 556,407
5.25% ,   06/01/54 ................. 815 806,365
2.45% ,   09/01/60 ................. 1,310 720,418
Mallinckrodt International Finance SA,
14.75%,  11/14/28
(e)
............... 475 497,402
Merck & Co., Inc.
1.70% ,   06/10/27 ................. 1,404 1,341,964
4.05% ,   05/17/28 ................. 725 728,230
1.90% ,   12/10/28 ................. 965 897,173
3.40% ,   03/07/29 ................. 1,941 1,889,786
4.30% ,   05/17/30 ................. 865 868,423
1.45% ,   06/24/30 ................. 1,418 1,231,880
2.15% ,   12/10/31 ................. 2,115 1,838,976
4.50% ,   05/17/33
(d)
................ 1,245 1,233,829
6.50% ,   12/01/33 ................. 740 833,760
6.55% ,   09/15/37 ................. 530 594,655
3.90% ,   03/07/39 ................. 1,088 942,902
2.35% ,   06/24/40 ................. 1,161 808,363
3.60% ,   09/15/42 ................. 790 617,581
4.15% ,   05/18/43 ................. 1,200 1,012,926
4.90% ,   05/17/44 ................. 570 528,003
3.70% ,   02/10/45 ................. 1,895 1,475,561
4.00% ,   03/07/49 ................. 1,094 863,115
2.45% ,   06/24/50 ................. 1,538 884,716
2.75% ,   12/10/51 ................. 1,715 1,043,954

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
116
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
5.00% ,   05/17/53 ................. USD 1,160 $ 1,054,288
2.90% ,   12/10/61 ................. 1,531 880,276
5.15% ,   05/17/63 ................. 960 875,461
Merck Sharp & Dohme Corp.
5.95% ,   12/01/28 ................. 709 750,085
5.75% ,   11/15/36 ................. 313 333,488
Mylan, Inc.
4.55% ,   04/15/28 ................. 1,094 1,069,864
5.40% ,   11/29/43 ................. 496 393,692
5.20% ,   04/15/48 ................. 750 559,493
Novartis Capital Corp.
2.00% ,   02/14/27 ................. 1,030 996,478
3.10% ,   05/17/27 ................. 1,598 1,574,411
3.80% ,   09/18/29 ................. 890 878,999
2.20% ,   08/14/30 ................. 1,516 1,370,801
4.00% ,   09/18/31 ................. 815 798,160
4.20% ,   09/18/34 ................. 725 692,677
3.70% ,   09/21/42 ................. 700 564,712
4.40% ,   05/06/44 ................. 1,638 1,441,775
4.00% ,   11/20/45 ................. 1,350 1,110,047
2.75% ,   08/14/50 ................. 1,011 639,280
4.70% ,   09/18/54 ................. 395 350,417
Organon & Co.
(e)
4.13% ,   04/30/28 ................. 2,070 1,952,574
5.13% ,   04/30/31 ................. 1,963 1,646,795
6.75% ,   05/15/34 ................. 515 486,167
7.88% ,   05/15/34
(d)
................ 510 469,895
Pershing Square Holdings Ltd.
(e)
3.25% ,   11/15/30 ................. 1,000 888,821
3.25% ,   10/01/31 ................. 1,000 860,600
Pfizer Investment Enterprises Pte. Ltd.
4.45% ,   05/19/26 ................. 2,785 2,788,805
4.45% ,   05/19/28 ................. 3,070 3,095,156
4.65% ,   05/19/30 ................. 2,840 2,877,651
4.75% ,   05/19/33 ................. 4,460 4,401,518
5.11% ,   05/19/43 ................. 2,390 2,238,428
5.30% ,   05/19/53 ................. 5,840 5,405,341
5.34% ,   05/19/63 ................. 3,899 3,545,001
Pfizer, Inc.
2.75% ,   06/03/26 ................. 1,599 1,578,446
3.00% ,   12/15/26 ................. 1,678 1,650,760
3.60% ,   09/15/28 ................. 697 688,734
3.45% ,   03/15/29 ................. 912 889,369
2.63% ,   04/01/30 ................. 1,482 1,366,620
1.70% ,   05/28/30 ................. 1,250 1,098,548
1.75% ,   08/18/31 ................. 1,286 1,101,857
4.00% ,   12/15/36
(d)
................ 1,024 925,950
4.10% ,   09/15/38 ................. 715 629,907
3.90% ,   03/15/39 ................. 810 692,852
7.20% ,   03/15/39 ................. 2,444 2,855,047
2.55% ,   05/28/40 ................. 1,229 859,278
5.60% ,   09/15/40 ................. 607 607,553
4.30% ,   06/15/43 ................. 963 816,634
4.40% ,   05/15/44 ................. 1,191 1,024,004
4.13% ,   12/15/46 ................. 1,435 1,151,674
4.20% ,   09/15/48 ................. 1,209 975,727
4.00% ,   03/15/49 ................. 926 716,841
2.70% ,   05/28/50 ................. 758 460,684
Pharmacia LLC, 6.60%,  12/01/28 ........ 728 783,225
Roche Holdings, Inc.
(e)
2.63% ,   05/15/26 ................. 705 693,639
5.27% ,   11/13/26 ................. 1,284 1,307,232
2.38% ,   01/28/27 ................. 1,310 1,275,708
2.31% ,   03/10/27 ................. 1,420 1,378,967
3.63% ,   09/17/28 ................. 1,279 1,266,186
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
5.34% ,   11/13/28 ................. USD 1,455 $ 1,510,428
1.93% ,   12/13/28 ................. 975 904,417
4.79% ,   03/08/29 ................. 610 622,759
4.20% ,   09/09/29 ................. 665 666,677
5.49% ,   11/13/30 ................. 1,475 1,558,870
4.91% ,   03/08/31 ................. 685 702,525
2.08% ,   12/13/31 ................. 1,995 1,717,563
5.59% ,   11/13/33 ................. 1,366 1,436,081
4.99% ,   03/08/34 ................. 1,225 1,234,867
4.59% ,   09/09/34 ................. 600 586,867
7.00% ,   03/01/39 ................. 765 903,916
4.00% ,   11/28/44 ................. 685 572,924
2.61% ,   12/13/51 ................. 1,795 1,073,761
5.22% ,   03/08/54 ................. 965 920,782
Royalty Pharma plc
1.75% ,   09/02/27 ................. 1,247 1,169,846
5.15% ,   09/02/29 ................. 445 449,690
2.20% ,   09/02/30 ................. 905 785,642
2.15% ,   09/02/31 ................. 570 479,396
5.40% ,   09/02/34 ................. 590 584,600
3.30% ,   09/02/40 ................. 1,075 787,477
3.55% ,   09/02/50 ................. 1,030 674,804
3.35% ,   09/02/51 ................. 670 415,794
5.90% ,   09/02/54 ................. 495 466,741
Sanofi SA, 3.63%,  06/19/28 ........... 866 856,599
Shire Acquisitions Investments Ireland DAC,
3.20%,  09/23/26 ................ 541 532,876
Takeda Pharmaceutical Co. Ltd.
5.00% ,   11/26/28 ................. 2,153 2,192,378
2.05% ,   03/31/30 ................. 2,043 1,817,095
5.30% ,   07/05/34 ................. 1,000 1,009,383
3.03% ,   07/09/40 ................. 1,711 1,258,579
5.65% ,   07/05/44 ................. 425 414,398
3.18% ,   07/09/50 ................. 2,058 1,318,511
5.65% ,   07/05/54 ................. 705 672,687
3.38% ,   07/09/60 ................. 810 505,449
5.80% ,   07/05/64 ................. 500 477,181
Teva Pharmaceutical Finance Co. LLC,
6.15%,  02/01/36 ................ 900 882,919
Teva Pharmaceutical Finance Netherlands III
BV
3.15% ,   10/01/26 ................. 2,865 2,768,362
4.75% ,   05/09/27 ................. 815 799,575
6.75% ,   03/01/28 ................. 1,400 1,431,236
5.13% ,   05/09/29 ................. 615 597,559
7.88% ,   09/15/29 ................. 600 642,044
8.13% ,   09/15/31 ................. 700 770,846
4.10% ,   10/01/46 ................. 2,013 1,426,233
Utah Acquisition Sub, Inc.
3.95% ,   06/15/26 ................. 1,768 1,743,239
5.25% ,   06/15/46 ................. 995 754,922
Viatris, Inc.
2.30% ,   06/22/27 ................. 990 932,603
2.70% ,   06/22/30 ................. 1,366 1,182,035
3.85% ,   06/22/40 ................. 1,458 1,024,155
4.00% ,   06/22/50 ................. 1,989 1,252,710
Wyeth LLC
6.50% ,   02/01/34 ................. 1,051 1,159,060
6.00% ,   02/15/36 ................. 577 615,929
5.95% ,   04/01/37 ................. 2,016 2,123,793
Zoetis, Inc.
3.00% ,   09/12/27 ................. 623 606,005
3.90% ,   08/20/28 ................. 436 431,451
2.00% ,   05/15/30 ................. 1,264 1,122,221
5.60% ,   11/16/32 ................. 645 674,881

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
117
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
4.70% ,   02/01/43 ................. USD 1,299 $ 1,168,284
3.95% ,   09/12/47 ................. 560 437,059
4.45% ,   08/20/48 ................. 235 198,085
3.00% ,   05/15/50 ................. 655 422,271
292,634,773
Professional Services — 0.1%
Amentum Holdings, Inc., 7.25%,  08/01/32
(e)
. 980 997,033
AMN Healthcare, Inc.
(e)
4.63% ,   10/01/27 ................. 495 473,766
4.00% ,   04/15/29
(d)
................ 360 322,830
Automatic Data Processing, Inc.
1.70% ,   05/15/28 ................. 1,230 1,150,372
1.25% ,   09/01/30 ................. 1,100 948,628
4.45% ,   09/09/34 ................. 635 617,543
Broadridge Financial Solutions, Inc.
3.40% ,   06/27/26 ................. 460 453,672
2.90% ,   12/01/29 ................. 1,021 946,980
2.60% ,   05/01/31 ................. 925 811,151
Concentrix Corp.
6.65% ,   08/02/26 ................. 850 866,408
6.60% ,   08/02/28
(d)
................ 995 1,040,858
6.85% ,   08/02/33 ................. 580 588,013
CoreLogic, Inc., 4.50%,  05/01/28
(e)
....... 740 699,720
Dun & Bradstreet Corp. (The),
5.00%,  12/15/29
(e)
............... 463 462,414
Equifax, Inc.
5.10% ,   12/15/27 ................. 1,000 1,011,790
5.10% ,   06/01/28 ................. 890 904,505
4.80% ,   09/15/29 ................. 705 707,738
3.10% ,   05/15/30 ................. 583 538,271
2.35% ,   09/15/31 ................. 1,161 1,001,934
Experian Finance plc
(e)
4.25% ,   02/01/29 ................. 560 557,392
2.75% ,   03/08/30 ................. 990 918,504
Jacobs Engineering Group, Inc.
6.35% ,   08/18/28 ................. 825 861,903
5.90% ,   03/01/33 ................. 765 778,292
KBR, Inc., 4.75%,  09/30/28
(e)
.......... 255 241,816
Korn Ferry, 4.63%,  12/15/27
(e)
.......... 410 396,725
Paychex, Inc.
5.10% ,   04/15/30 ................. 560 568,774
5.35% ,   04/15/32 ................. 575 584,166
5.60% ,   04/15/35 ................. 220 223,436
Science Applications International Corp.,
4.88%,  04/01/28
(e)
............... 410 398,091
TR Finance LLC
3.35% ,   05/15/26 ................. 578 569,601
5.50% ,   08/15/35 ................. 469 470,270
5.85% ,   04/15/40 ................. 600 612,951
5.65% ,   11/23/43 ................. 435 410,953
TriNet Group, Inc.
(e)
3.50% ,   03/01/29 ................. 500 456,631
7.13% ,   08/15/31 ................. 410 417,422
UL Solutions, Inc., 6.50%,  10/20/28
(e)
..... 430 452,344
Verisk Analytics, Inc.
4.13% ,   03/15/29 ................. 842 829,950
5.75% ,   04/01/33 ................. 590 612,377
5.25% ,   06/05/34 ................. 445 448,007
5.25% ,   03/15/35 ................. 350 347,018
5.50% ,   06/15/45 ................. 429 410,764
3.63% ,   05/15/50 ................. 550 384,806
VT Topco, Inc., 8.50%,  08/15/30
(e)
....... 495 517,981
27,013,800
Security
Par (000)
Par (000) Value
Real Estate Management & Development — 0.1%
Aldar Investment Properties Sukuk Ltd.
(f)
4.88% ,   05/24/33 ................. USD 600 $ 592,499
5.50% ,   05/16/34 ................. 600 615,082
Aldar Properties PJSC, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.04%), 6.62%,  04/15/55
(f) (h)
......... 600 600,770
Aldar Sukuk No. 2 Ltd., 3.88%,  10/22/29
(f)
.. 400 384,633
Alpha Star Holding IX Ltd., 7.00%,  08/26/28
(f)
800 805,413
Alpha Star Holding VIII Ltd., 8.38%,  04/12/27
(f)
600 618,542
Anywhere Real Estate Group LLC
(d)(e)
5.75% ,   01/15/29 ................. 589 465,699
5.25% ,   04/15/30 ................. 467 343,984
7.00% ,   04/15/30 ................. 750 665,357
Arabian Centres Sukuk II Ltd.,
5.63%,  10/07/26
(f)
................ 800 756,248
Arabian Centres Sukuk III Ltd.,
9.50%,  03/06/29
(f)
................ 800 800,079
Arada Sukuk 2 Ltd., 8.00%,  06/24/29
(f)
..... 400 406,942
Arada Sukuk Ltd., 8.13%,  06/08/27
(f)
...... 600 611,311
Aroundtown SA, 5.38%,  03/21/29
(f)
....... 1,000 959,212
Binghatti Sukuk SPC Ltd., 9.63%,  02/28/27
(f)
. 400 409,319
CBRE Services, Inc.
5.50% ,   04/01/29 ................. 320 328,271
4.80% ,   06/15/30 ................. 350 348,285
2.50% ,   04/01/31
(d)
................ 753 656,443
5.95% ,   08/15/34 ................. 1,045 1,081,211
5.50% ,   06/15/35 ................. 350 348,776
China Overseas Finance Cayman III Ltd.,
6.38%,  10/29/43
(f)
................ 600 612,713
China Overseas Finance Cayman V Ltd., Series
B, 5.35%,  11/15/42
(f)
.............. 200 182,459
China Overseas Finance Cayman VI Ltd.,
6.45%,  06/11/34
(f)
................ 600 645,733
China Overseas Finance Cayman VII Ltd.,
4.75%,  04/26/28
(f)
................ 600 600,909
China Overseas Finance Cayman VIII Ltd.
(f)
3.45% ,   07/15/29 ................. 250 236,720
2.75% ,   03/02/30 ................. 1,000 908,523
China Resources Land Ltd., 4.13%,  02/26/29
(f)
200 194,234
CK Property Finance MTN Ltd.,
1.38%,  06/30/26
(f)
................ 400 384,525
Corp. Inmobiliaria Vesta SAB de CV,
3.63%,  05/13/31
(f)
................ 400 343,806
CoStar Group, Inc., 2.80%,  07/15/30
(e)
..... 1,012 896,267
Cushman & Wakefield US Borrower LLC
(e)
6.75% ,   05/15/28 ................. 648 651,098
8.88% ,   09/01/31
(d)
................ 385 411,867
Dar Al-Arkan Sukuk Co. Ltd., 8.00%,  02/25/29
(f)
600 617,788
Emaar Sukuk Ltd.
(f)
3.64% ,   09/15/26 ................. 800 789,102
3.88% ,   09/17/29 ................. 700 675,376
3.70% ,   07/06/31 ................. 400 373,487
Esic Sukuk Ltd., 5.83%,  02/14/29
(f)
....... 800 812,046
Five Point Operating Co. LP,
10.50%,  01/15/28
(e)
............... 527 536,390
Forestar Group, Inc.
(e)
5.00% ,   03/01/28 ................. 320 310,795
6.50% ,   03/15/33 ................. 575 559,208
Franshion Brilliant Ltd., 4.25%,  07/23/29
(f)
... 600 521,423
GAIF Bond Issuer Pty. Ltd., 3.40%,  09/30/26
(e)
705 694,527
Goodman HK Finance, 3.00%,  07/22/30
(f)
... 235 213,598
Greentown China Holdings Ltd.,
8.45%,  02/24/28
(f)
................ 400 403,176
Greystar Real Estate Partners LLC,
7.75%,  09/01/30
(e)
............... 415 436,407

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
118
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Hongkong Land Finance Cayman Islands Co.
Ltd. (The)
(f)
2.88% ,   05/27/30 ................. USD 600 $ 552,249
2.25% ,   07/15/31 ................. 600 517,979
5.25% ,   07/14/33 ................. 400 399,919
Howard Hughes Corp. (The)
(e)
5.38% ,   08/01/28 ................. 745 718,623
4.13% ,   02/01/29 ................. 665 609,421
4.38% ,   02/01/31 ................. 660 585,347
Hunt Cos., Inc., 5.25%,  04/15/29
(e)
....... 635 602,767
Hysan MTN Ltd.
(f)
2.88% ,   06/02/27 ................. 400 383,003
2.82% ,   09/04/29 ................. 600 544,690
IFC Development Corporate Treasury Ltd.,
3.63%,  04/17/29
(f)
................ 400 384,612
Jones Lang LaSalle, Inc., 6.88%,  12/01/28 .. 810 863,144
Kennedy-Wilson, Inc.
4.75% ,   03/01/29 ................. 640 576,314
4.75% ,   02/01/30 ................. 590 517,706
5.00% ,   03/01/31 ................. 585 501,227
Longfor Group Holdings Ltd.
(f)
4.50% ,   01/16/28 ................. 600 528,148
3.95% ,   09/16/29 ................. 600 479,553
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.89%), 7.88%
(f) (h) (j)
......... 600 616,552
MAF Sukuk Ltd.
(f)
4.64% ,   05/14/29 ................. 600 593,643
3.93% ,   02/28/30 ................. 600 576,006
5.00% ,   06/01/33 ................. 400 396,826
Mirvac Group Finance Ltd., 3.63%,  03/18/27
(f)
200 196,710
Mitsui Fudosan Co. Ltd., 3.95%,  01/24/29
(e)
. 300 293,458
Nan Fung Treasury Ltd.
(f)
3.88% ,   10/03/27 ................. 200 194,598
5.00% ,   09/05/28 ................. 600 595,817
3.63% ,   08/27/30 ................. 600 545,972
Newmark Group, Inc., 7.50%,  01/12/29 .... 485 507,416
Ontario Teachers' Cadillac Fairview Properties
Trust
(e)
3.88% ,   03/20/27 ................. 1,255 1,239,432
4.13% ,   02/01/29 ................. 1,386 1,361,351
2.50% ,   10/15/31 ................. 1,110 966,201
Port of Spain Waterfront Development,
7.88%,  02/19/40
(f)
................ 200 187,923
Sinochem Offshore Capital Co. Ltd.
(f)
1.50% ,   09/23/26 ................. 600 576,730
2.25% ,   11/24/26 ................. 600 580,549
2.38% ,   09/23/31 ................. 800 694,078
Sinochem Overseas Capital Co. Ltd.,
6.30%,  11/12/40
(d) (e)
............... 400 439,801
Sun Hung Kai Properties Capital Market Ltd.
(f)
3.75% ,   02/25/29 ................. 200 194,435
2.88% ,   01/21/30 ................. 1,000 927,349
2.75% ,   05/13/30 ................. 400 367,093
Swire Pacific Mtn Financing HK Ltd.,
2.88%,  01/30/30
(f)
................ 400 372,917
Swire Pacific MTN Financing HK Ltd.,
5.13%,  07/05/29
(f)
................ 600 615,906
Swire Properties MTN Financing Ltd.,
3.50%,  01/10/28
(f)
................ 200 195,272
Vanke Real Estate Hong Kong Co. Ltd.,
3.98%,  11/09/27
(f)
................ 1,000 765,824
Wharf REIC Finance BVI Ltd.
(f)
3.50% ,   01/17/28 ................. 250 243,121
2.88% ,   05/07/30 ................. 800 735,627
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Yanlord Land HK Co. Ltd., 5.13%,  05/20/26
(f)
. USD 600 $ 581,271
Zhongliang Holdings Group Co. Ltd.,
5.00%,  07/01/27
(f)
................ 1,000 69,035
49,205,868
Residential REITs — 0.1%
American Homes 4 Rent LP
4.25% ,   02/15/28 ................. 685 678,827
4.90% ,   02/15/29 ................. 385 387,372
2.38% ,   07/15/31 ................. 545 469,661
3.63% ,   04/15/32 ................. 250 227,365
5.50% ,   02/01/34 ................. 635 633,310
5.50% ,   07/15/34 ................. 510 506,167
5.25% ,   03/15/35 ................. 200 194,846
3.38% ,   07/15/51 ................. 450 285,947
4.30% ,   04/15/52 ................. 255 191,833
AvalonBay Communities, Inc.
2.95% ,   05/11/26 ................. 325 320,152
2.90% ,   10/15/26 ................. 251 245,803
3.35% ,   05/15/27 ................. 589 579,548
3.20% ,   01/15/28 ................. 328 318,545
1.90% ,   12/01/28 ................. 940 864,220
3.30% ,   06/01/29 ................. 292 279,622
2.30% ,   03/01/30 ................. 352 318,975
2.45% ,   01/15/31 ................. 863 769,305
2.05% ,   01/15/32 ................. 740 628,686
5.00% ,   02/15/33 ................. 205 204,041
5.30% ,   12/07/33 ................. 655 663,046
5.35% ,   06/01/34 ................. 165 167,691
3.90% ,   10/15/46 ................. 270 208,540
4.15% ,   07/01/47 ................. 230 183,202
4.35% ,   04/15/48 ................. 231 189,312
Camden Property Trust
5.85% ,   11/03/26 ................. 705 719,953
4.10% ,   10/15/28 ................. 297 293,558
3.15% ,   07/01/29 ................. 635 600,696
2.80% ,   05/15/30 ................. 767 705,969
4.90% ,   01/15/34 ................. 560 551,965
3.35% ,   11/01/49 ................. 220 153,053
ERP Operating LP
2.85% ,   11/01/26 ................. 684 669,419
3.25% ,   08/01/27 ................. 385 375,591
3.50% ,   03/01/28 ................. 337 329,387
4.15% ,   12/01/28 ................. 1,068 1,061,165
3.00% ,   07/01/29 ................. 840 790,714
2.50% ,   02/15/30 ................. 866 790,035
1.85% ,   08/01/31 ................. 330 281,632
4.65% ,   09/15/34 ................. 360 345,778
4.50% ,   07/01/44 ................. 598 509,943
4.50% ,   06/01/45 ................. 385 324,399
4.00% ,   08/01/47 ................. 303 234,119
Essential Properties LP, 2.95%,  07/15/31 ... 607 524,041
Essex Portfolio LP
3.63% ,   05/01/27 ................. 445 438,056
1.70% ,   03/01/28 ................. 493 456,683
4.00% ,   03/01/29 ................. 580 565,806
3.00% ,   01/15/30 ................. 385 355,937
1.65% ,   01/15/31 ................. 457 385,665
2.55% ,   06/15/31 ................. 475 419,552
2.65% ,   03/15/32 ................. 654 558,503
5.50% ,   04/01/34 ................. 545 547,738
5.38% ,   04/01/35 ................. 175 174,239
4.50% ,   03/15/48 ................. 290 239,478
2.65% ,   09/01/50 ................. 155 88,757

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
119
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Residential REITs (continued)
Invitation Homes Operating Partnership LP
2.30% ,   11/15/28 ................. USD 755 $ 700,537
5.45% ,   08/15/30 ................. 455 466,829
2.00% ,   08/15/31 ................. 305 255,756
4.15% ,   04/15/32 ................. 700 651,224
5.50% ,   08/15/33 ................. 410 409,614
2.70% ,   01/15/34 ................. 430 349,538
4.88% ,   02/01/35 ................. 155 147,371
Mid-America Apartments LP
1.10% ,   09/15/26 ................. 395 378,311
3.60% ,   06/01/27 ................. 394 388,779
4.20% ,   06/15/28 ................. 892 887,503
3.95% ,   03/15/29 ................. 525 514,594
2.75% ,   03/15/30 ................. 378 348,691
1.70% ,   02/15/31 ................. 655 557,857
5.30% ,   02/15/32 ................. 285 291,906
5.00% ,   03/15/34 ................. 175 173,450
4.95% ,   03/01/35 ................. 110 107,251
2.88% ,   09/15/51 ................. 120 73,632
Store Capital LLC
4.50% ,   03/15/28 ................. 478 470,720
4.63% ,   03/15/29 ................. 507 494,966
5.40% ,   04/30/30
(e)
................ 220 219,505
2.75% ,   11/18/30 ................. 470 412,859
2.70% ,   12/01/31 ................. 485 409,802
Sun Communities Operating LP
2.30% ,   11/01/28 ................. 480 446,520
5.50% ,   01/15/29 ................. 405 415,934
2.70% ,   07/15/31 ................. 850 742,927
4.20% ,   04/15/32 ................. 524 491,257
5.70% ,   01/15/33 ................. 430 439,234
Tanger Properties LP
3.13% ,   09/01/26 ................. 354 347,154
3.88% ,   07/15/27 ................. 240 236,120
2.75% ,   09/01/31 ................. 380 327,395
UDR, Inc.
2.95% ,   09/01/26 ................. 337 330,429
3.50% ,   07/01/27 ................. 220 215,826
3.50% ,   01/15/28 ................. 280 272,976
4.40% ,   01/26/29 ................. 710 707,292
3.20% ,   01/15/30 ................. 710 666,105
3.00% ,   08/15/31 ................. 910 813,866
2.10% ,   08/01/32 ................. 485 393,576
1.90% ,   03/15/33 ................. 215 167,683
2.10% ,   06/15/33
(d)
................ 230 180,320
5.13% ,   09/01/34 ................. 390 380,095
3.10% ,   11/01/34 ................. 485 399,698
39,692,949
Retail REITs — 0.1%
Agree LP
2.00% ,   06/15/28 ................. 945 878,311
2.90% ,   10/01/30 ................. 251 228,437
4.80% ,   10/01/32 ................. 400 386,616
2.60% ,   06/15/33 ................. 425 346,484
5.63% ,   06/15/34 ................. 375 378,487
Brixmor Operating Partnership LP
4.13% ,   06/15/26 ................. 415 412,481
3.90% ,   03/15/27 ................. 515 508,418
2.25% ,   04/01/28 ................. 255 238,068
4.13% ,   05/15/29 ................. 750 730,293
4.05% ,   07/01/30 ................. 944 906,174
2.50% ,   08/16/31 ................. 360 310,659
5.50% ,   02/15/34 ................. 460 459,277
5.75% ,   02/15/35 ................. 280 283,284
Security
Par (000)
Par (000) Value
Retail REITs (continued)
Brookfield Property REIT, Inc.
(e)
5.75% ,   05/15/26 ................. USD 825 $ 817,143
4.50% ,   04/01/27 ................. 747 723,871
CMT MTN Pte. Ltd., 3.61%,  04/04/29
(f)
.... 200 194,247
Federal Realty OP LP
3.25% ,   07/15/27 ................. 615 597,390
5.38% ,   05/01/28 ................. 365 372,836
3.20% ,   06/15/29 ................. 180 169,861
3.50% ,   06/01/30 ................. 760 716,359
4.50% ,   12/01/44 ................. 396 327,728
Kimco Realty OP LLC
2.80% ,   10/01/26 ................. 508 496,155
3.80% ,   04/01/27 ................. 585 577,624
1.90% ,   03/01/28 ................. 360 336,051
2.70% ,   10/01/30 ................. 575 522,412
2.25% ,   12/01/31 ................. 250 213,543
3.20% ,   04/01/32 ................. 785 697,266
4.60% ,   02/01/33 ................. 500 481,589
6.40% ,   03/01/34 ................. 475 507,304
4.85% ,   03/01/35 ................. 185 177,354
4.25% ,   04/01/45 ................. 480 379,532
4.13% ,   12/01/46 ................. 252 194,132
4.45% ,   09/01/47 ................. 305 245,659
3.70% ,   10/01/49 ................. 280 196,345
Kite Realty Group LP
4.00% ,   10/01/26 ................. 250 247,261
4.95% ,   12/15/31 ................. 85 83,890
5.50% ,   03/01/34 ................. 320 320,572
Kite Realty Group Trust, 4.75%,  09/15/30 ... 238 235,060
Link Finance Cayman 2009 Ltd. (The)
(f)
2.88% ,   07/21/26 ................. 600 589,737
2.75% ,   01/19/32 ................. 600 520,605
NNN REIT, Inc.
3.60% ,   12/15/26 ................. 472 465,567
3.50% ,   10/15/27 ................. 555 540,544
4.30% ,   10/15/28 ................. 230 227,695
2.50% ,   04/15/30 ................. 547 492,535
5.60% ,   10/15/33 ................. 570 577,076
5.50% ,   06/15/34 ................. 470 471,140
4.80% ,   10/15/48 ................. 343 285,020
3.10% ,   04/15/50 ................. 195 120,009
3.50% ,   04/15/51 ................. 500 329,014
3.00% ,   04/15/52 ................. 520 306,106
Phillips Edison Grocery Center Operating
Partnership I LP
2.63% ,   11/15/31 ................. 500 428,114
5.75% ,   07/15/34 ................. 470 474,469
4.95% ,   01/15/35 ................. 130 123,568
Realty Income Corp.
4.88% ,   06/01/26 ................. 468 469,703
4.13% ,   10/15/26 ................. 580 578,071
3.00% ,   01/15/27 ................. 721 705,181
3.95% ,   08/15/27 ................. 725 718,821
3.40% ,   01/15/28 ................. 704 686,504
3.65% ,   01/15/28 ................. 620 609,061
2.10% ,   03/15/28 ................. 275 258,090
2.20% ,   06/15/28 ................. 693 648,841
4.70% ,   12/15/28 ................. 435 438,598
4.75% ,   02/15/29 ................. 555 559,574
3.25% ,   06/15/29 ................. 500 474,852
4.00% ,   07/15/29 ................. 490 478,583
3.10% ,   12/15/29 ................. 570 533,750
3.40% ,   01/15/30 ................. 330 313,097
4.85% ,   03/15/30 ................. 165 166,666
3.25% ,   01/15/31 ................. 1,360 1,258,408

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
120
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Retail REITs (continued)
3.20% ,   02/15/31 ................. USD 215 $ 198,147
2.70% ,   02/15/32 ................. 280 241,912
5.63% ,   10/13/32 ................. 775 799,899
2.85% ,   12/15/32 ................. 480 413,507
1.80% ,   03/15/33 ................. 485 381,548
4.90% ,   07/15/33 ................. 555 544,990
5.13% ,   02/15/34 ................. 975 968,380
5.13% ,   04/15/35 ................. 65 64,376
4.65% ,   03/15/47 ................. 508 428,831
5.38% ,   09/01/54 ................. 425 397,757
Regency Centers LP
3.60% ,   02/01/27 ................. 610 602,787
4.13% ,   03/15/28 ................. 500 497,390
2.95% ,   09/15/29 ................. 460 430,775
3.70% ,   06/15/30 ................. 245 235,295
5.25% ,   01/15/34 ................. 600 600,040
5.10% ,   01/15/35 ................. 160 157,743
4.40% ,   02/01/47 ................. 230 187,679
4.65% ,   03/15/49 ................. 310 260,585
Scentre Group Trust 1
(e)
3.75% ,   03/23/27 ................. 480 473,387
4.38% ,   05/28/30
(d)
................ 1,365 1,352,591
Scentre Group Trust 2, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
4.69%), 5.13%,  09/24/80
(e) (h)
......... 810 790,236
WEA Finance LLC
(e)
2.88% ,   01/15/27 ................. 695 674,425
4.13% ,   09/20/28 ................. 590 578,036
3.50% ,   06/15/29 ................. 520 492,386
4.75% ,   09/17/44 ................. 394 312,963
4.63% ,   09/20/48
(d)
................ 455 348,958
43,181,795
Semiconductors & Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc.
4.32% ,   03/24/28 ................. 465 469,497
3.92% ,   06/01/32 ................. 415 394,813
4.39% ,   06/01/52 ................. 750 617,299
Amkor Technology, Inc., 6.63%,  09/15/27
(e)
.. 520 520,152
ams-OSRAM AG, 12.25%,  03/30/29
(d) (e)
.... 410 415,378
Analog Devices, Inc.
3.50% ,   12/05/26 ................. 1,050 1,040,356
3.45% ,   06/15/27 ................. 565 559,184
1.70% ,   10/01/28 ................. 815 750,537
2.10% ,   10/01/31 ................. 768 662,726
5.05% ,   04/01/34 ................. 515 521,472
2.80% ,   10/01/41 ................. 545 389,390
5.30% ,   12/15/45 ................. 365 346,552
2.95% ,   10/01/51 ................. 1,415 900,107
5.30% ,   04/01/54 ................. 575 538,691
Applied Materials, Inc.
3.30% ,   04/01/27 ................. 1,504 1,483,815
4.80% ,   06/15/29 ................. 700 716,198
1.75% ,   06/01/30 ................. 870 766,892
5.10% ,   10/01/35 ................. 807 822,879
5.85% ,   06/15/41 ................. 676 705,427
4.35% ,   04/01/47 ................. 1,061 890,880
2.75% ,   06/01/50 ................. 892 549,692
Broadcom Corp.
3.88% ,   01/15/27 ................. 2,349 2,331,809
3.50% ,   01/15/28 ................. 1,030 1,007,754
Broadcom, Inc.
3.46% ,   09/15/26 ................. 743 733,860
5.05% ,   07/12/27 ................. 1,605 1,630,446
1.95% ,   02/15/28
(e)
................ 979 916,990
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
4.15% ,   02/15/28 ................. USD 920 $ 916,727
4.80% ,   04/15/28 ................. 820 832,270
4.11% ,   09/15/28 ................. 1,000 991,447
4.00% ,   04/15/29
(e)
................ 1,080 1,058,230
4.75% ,   04/15/29 ................. 1,046 1,054,983
5.05% ,   07/12/29 ................. 1,115 1,137,220
4.35% ,   02/15/30 ................. 1,035 1,022,933
5.00% ,   04/15/30 ................. 255 259,076
5.05% ,   04/15/30 ................. 575 585,915
4.15% ,   11/15/30 ................. 1,646 1,605,053
2.45% ,   02/15/31
(e)
................ 2,395 2,117,675
5.15% ,   11/15/31 ................. 1,945 1,981,575
4.55% ,   02/15/32 ................. 1,085 1,063,516
4.15% ,   04/15/32
(e)
................ 1,185 1,124,916
5.20% ,   04/15/32 ................. 590 600,338
4.30% ,   11/15/32 ................. 1,814 1,731,274
2.60% ,   02/15/33
(e)
................ 1,750 1,472,536
3.42% ,   04/15/33
(e)
................ 2,226 1,982,140
3.47% ,   04/15/34
(e)
................ 3,155 2,769,588
4.80% ,   10/15/34 ................. 1,615 1,571,712
3.14% ,   11/15/35
(e)
................ 3,120 2,585,049
3.19% ,   11/15/36
(e)
................ 2,920 2,385,625
4.93% ,   05/15/37
(e)
................ 2,600 2,491,435
3.50% ,   02/15/41
(e)
................ 2,919 2,255,772
3.75% ,   02/15/51
(e)
................ 1,818 1,324,860
Entegris, Inc.
(e)
4.38% ,   04/15/28 ................. 425 410,878
4.75% ,   04/15/29 ................. 1,120 1,091,202
3.63% ,   05/01/29
(d)
................ 410 377,303
5.95% ,   06/15/30 ................. 833 829,297
Foundry JV Holdco LLC
(e)
5.90% ,   01/25/30 ................. 335 347,721
5.50% ,   01/25/31 ................. 1,200 1,216,185
6.15% ,   01/25/32 ................. 660 685,703
5.90% ,   01/25/33 ................. 865 882,550
5.88% ,   01/25/34 ................. 1,115 1,119,781
6.25% ,   01/25/35 ................. 1,225 1,267,996
6.10% ,   01/25/36 ................. 1,200 1,222,211
6.20% ,   01/25/37 ................. 1,210 1,243,259
6.40% ,   01/25/38 ................. 425 443,934
6.30% ,   01/25/39 ................. 795 821,123
Intel Corp.
2.60% ,   05/19/26 ................. 873 854,192
3.75% ,   03/25/27 ................. 1,145 1,128,669
3.15% ,   05/11/27 ................. 1,435 1,393,441
3.75% ,   08/05/27 ................. 780 766,264
4.88% ,   02/10/28 ................. 1,795 1,810,743
1.60% ,   08/12/28 ................. 840 762,345
4.00% ,   08/05/29 ................. 580 562,199
2.45% ,   11/15/29 ................. 1,989 1,790,468
5.13% ,   02/10/30 ................. 1,360 1,372,563
3.90% ,   03/25/30 ................. 1,379 1,317,086
5.00% ,   02/21/31 ................. 780 780,309
2.00% ,   08/12/31 ................. 1,109 927,002
4.15% ,   08/05/32 ................. 970 894,003
4.00% ,   12/15/32 ................. 736 670,019
5.20% ,   02/10/33
(d)
................ 2,095 2,056,912
5.15% ,   02/21/34
(d)
................ 830 808,839
4.60% ,   03/25/40 ................. 830 704,749
2.80% ,   08/12/41 ................. 950 612,169
4.80% ,   10/01/41 ................. 835 694,206
4.25% ,   12/15/42 ................. 957 733,662
5.63% ,   02/10/43 ................. 970 891,974
4.90% ,   07/29/45 ................. 780 641,377
4.10% ,   05/19/46 ................. 1,290 935,283

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
121
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
4.10% ,   05/11/47 ................. USD 1,153 $ 829,115
3.73% ,   12/08/47 ................. 1,971 1,341,308
3.25% ,   11/15/49 ................. 2,088 1,273,071
4.75% ,   03/25/50 ................. 2,095 1,641,515
3.05% ,   08/12/51 ................. 1,233 705,841
4.90% ,   08/05/52 ................. 1,140 905,882
5.70% ,   02/10/53 ................. 1,910 1,704,858
5.60% ,   02/21/54 ................. 760 669,404
3.10% ,   02/15/60 ................. 1,035 553,550
4.95% ,   03/25/60 ................. 1,025 797,601
3.20% ,   08/12/61 ................. 765 416,535
5.05% ,   08/05/62 ................. 930 730,721
5.90% ,   02/10/63 ................. 1,255 1,129,381
KLA Corp.
4.10% ,   03/15/29 ................. 1,029 1,021,905
4.65% ,   07/15/32 ................. 715 710,128
4.70% ,   02/01/34 ................. 325 319,093
5.00% ,   03/15/49 ................. 561 508,898
3.30% ,   03/01/50 ................. 800 542,340
4.95% ,   07/15/52 ................. 1,455 1,302,467
5.25% ,   07/15/62 ................. 815 744,671
Lam Research Corp.
4.00% ,   03/15/29 ................. 1,285 1,274,043
1.90% ,   06/15/30 ................. 1,063 943,248
4.88% ,   03/15/49 ................. 756 675,414
2.88% ,   06/15/50 ................. 759 483,301
3.13% ,   06/15/60 ................. 490 298,635
Marvell Technology, Inc.
2.45% ,   04/15/28 ................. 671 631,868
4.88% ,   06/22/28 ................. 674 677,712
5.75% ,   02/15/29 ................. 650 672,254
2.95% ,   04/15/31 ................. 722 648,603
5.95% ,   09/15/33 ................. 420 434,740
Microchip Technology, Inc.
4.90% ,   03/15/28 ................. 690 691,400
5.05% ,   03/15/29 ................. 590 591,203
5.05% ,   02/15/30 ................. 520 518,326
Micron Technology, Inc.
4.19% ,   02/15/27 ................. 870 871,536
5.38% ,   04/15/28 ................. 670 684,665
5.33% ,   02/06/29 ................. 986 999,559
6.75% ,   11/01/29 ................. 1,255 1,340,531
4.66% ,   02/15/30 ................. 1,057 1,040,728
5.30% ,   01/15/31 ................. 920 924,536
2.70% ,   04/15/32 ................. 955 809,854
5.88% ,   02/09/33 ................. 635 647,910
5.88% ,   09/15/33 ................. 825 844,611
5.80% ,   01/15/35 ................. 455 452,923
6.05% ,   11/01/35 ................. 575 583,428
3.37% ,   11/01/41 ................. 635 451,284
3.48% ,   11/01/51 ................. 555 363,120
NVIDIA Corp.
3.20% ,   09/16/26 ................. 1,165 1,154,430
1.55% ,   06/15/28 ................. 1,180 1,098,545
2.85% ,   04/01/30 ................. 1,602 1,514,155
2.00% ,   06/15/31 ................. 1,414 1,247,339
3.50% ,   04/01/40 ................. 1,189 985,755
3.50% ,   04/01/50 ................. 1,713 1,267,653
3.70% ,   04/01/60 ................. 820 595,531
NXP BV
3.88% ,   06/18/26 ................. 815 807,647
3.15% ,   05/01/27 ................. 954 928,604
4.40% ,   06/01/27 ................. 265 264,626
5.55% ,   12/01/28 ................. 752 769,332
4.30% ,   06/18/29 ................. 1,128 1,102,450
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
3.40% ,   05/01/30 ................. USD 1,177 $ 1,091,008
2.50% ,   05/11/31 ................. 1,090 939,905
2.65% ,   02/15/32 ................. 855 720,046
5.00% ,   01/15/33 ................. 660 638,359
3.25% ,   05/11/41 ................. 910 646,041
3.13% ,   02/15/42 ................. 630 436,331
3.25% ,   11/30/51 ................. 625 388,365
ON Semiconductor Corp., 3.88%,  09/01/28
(e)
. 675 638,708
Qorvo, Inc.
4.38% ,   10/15/29 ................. 947 905,741
3.38% ,   04/01/31
(e)
................ 765 668,530
QUALCOMM, Inc.
3.25% ,   05/20/27 ................. 1,513 1,488,585
1.30% ,   05/20/28 ................. 1,288 1,186,640
2.15% ,   05/20/30 ................. 1,308 1,180,809
1.65% ,   05/20/32 ................. 756 619,118
4.25% ,   05/20/32 ................. 710 694,128
5.40% ,   05/20/33 ................. 755 788,140
4.65% ,   05/20/35 ................. 970 953,000
4.80% ,   05/20/45 ................. 1,390 1,245,559
4.30% ,   05/20/47 ................. 1,590 1,309,366
3.25% ,   05/20/50 ................. 1,020 688,815
4.50% ,   05/20/52 ................. 1,080 894,454
6.00% ,   05/20/53 ................. 1,055 1,086,615
Renesas Electronics Corp., 2.17%,  11/25/26
(e)
925 890,012
SK Hynix, Inc.
(f)
6.38% ,   01/17/28
(d)
................ 1,700 1,772,337
5.50% ,   01/16/29
(d)
................ 800 818,338
2.38% ,   01/19/31 ................. 1,000 869,584
6.50% ,   01/17/33
(d)
................ 700 745,052
Skyworks Solutions, Inc.
1.80% ,   06/01/26 ................. 555 536,887
3.00% ,   06/01/31 ................. 610 524,785
Synaptics, Inc., 4.00%,  06/15/29
(d) (e)
...... 390 361,022
Texas Instruments, Inc.
1.13% ,   09/15/26 ................. 490 471,595
4.60% ,   02/08/27 ................. 575 581,757
2.90% ,   11/03/27 ................. 1,050 1,023,371
4.60% ,   02/15/28 ................. 1,067 1,082,962
4.60% ,   02/08/29 ................. 440 446,579
2.25% ,   09/04/29 ................. 1,004 926,292
1.75% ,   05/04/30 ................. 942 833,091
1.90% ,   09/15/31 ................. 675 583,889
3.65% ,   08/16/32 ................. 665 620,589
4.90% ,   03/14/33 ................. 595 602,012
4.85% ,   02/08/34 ................. 285 286,534
3.88% ,   03/15/39 ................. 1,072 936,181
4.15% ,   05/15/48 ................. 1,685 1,372,807
2.70% ,   09/15/51 ................. 771 464,884
4.10% ,   08/16/52 ................. 550 427,404
5.00% ,   03/14/53 ................. 780 707,635
5.15% ,   02/08/54 ................. 320 297,266
5.05% ,   05/18/63 ................. 870 777,671
TSMC Arizona Corp.
1.75% ,   10/25/26 ................. 1,295 1,247,356
3.88% ,   04/22/27 ................. 1,390 1,379,366
4.13% ,   04/22/29 ................. 265 262,687
2.50% ,   10/25/31 ................. 815 722,286
4.25% ,   04/22/32 ................. 655 636,971
3.13% ,   10/25/41 ................. 2,010 1,521,041
3.25% ,   10/25/51
(d)
................ 1,010 708,495
4.50% ,   04/22/52
(d)
................ 565 497,187
TSMC Global Ltd.
(f)
4.38% ,   07/22/27 ................. 200 200,264
1.00% ,   09/28/27 ................. 1,000 924,781

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
122
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
1.75% ,   04/23/28 ................. USD 800 $ 744,023
1.38% ,   09/28/30 ................. 1,600 1,361,294
2.25% ,   04/23/31 ................. 1,400 1,233,563
4.63% ,   07/22/32 ................. 400 397,623
Xilinx, Inc., 2.38%,  06/01/30 ........... 1,051 954,379
191,772,176
Software — 0.6%
ACI Worldwide, Inc., 5.75%,  08/15/26
(e)
.... 395 393,388
Adobe, Inc.
2.15% ,   02/01/27 ................. 934 906,227
4.85% ,   04/04/27 ................. 587 597,430
4.75% ,   01/17/28 ................. 65 66,400
4.80% ,   04/04/29 ................. 505 518,604
4.95% ,   01/17/30 ................. 80 82,527
2.30% ,   02/01/30 ................. 1,651 1,519,876
4.95% ,   04/04/34 ................. 520 524,387
AppLovin Corp.
5.13% ,   12/01/29 ................. 835 841,939
5.38% ,   12/01/31 ................. 355 358,693
5.50% ,   12/01/34 ................. 685 684,125
5.95% ,   12/01/54 ................. 320 306,120
AthenaHealth Group, Inc., 6.50%,  02/15/30
(d) (e)
2,340 2,237,784
Atlassian Corp.
5.25% ,   05/15/29 ................. 635 645,441
5.50% ,   05/15/34 ................. 350 352,050
Autodesk, Inc.
3.50% ,   06/15/27 ................. 835 822,243
2.85% ,   01/15/30 ................. 822 766,307
2.40% ,   12/15/31 ................. 475 410,704
Cadence Design Systems, Inc.
4.20% ,   09/10/27 ................. 330 329,807
4.30% ,   09/10/29 ................. 735 733,209
4.70% ,   09/10/34 ................. 330 322,845
Camelot Finance SA, 4.50%,  11/01/26
(e)
.... 695 685,055
Capstone Borrower, Inc., 8.00%,  06/15/30
(e)
. 540 551,822
Castle US Holding Corp., 10.00%,  06/30/31
(e)
205 99,785
Central Parent LLC, 8.00%,  06/15/29
(d) (e)
... 745 656,114
Central Parent, Inc., 7.25%,  06/15/29
(e)
.... 855 734,888
Clarivate Science Holdings Corp.
(e)
3.88% ,   07/01/28 ................. 890 840,456
4.88% ,   07/01/29 ................. 915 832,683
Cloud Software Group, Inc.
(e)
6.50% ,   03/31/29 ................. 3,810 3,812,507
9.00% ,   09/30/29 ................. 3,725 3,755,886
8.25% ,   06/30/32 ................. 1,760 1,836,960
Consensus Cloud Solutions, Inc.
(e)
6.00% ,   10/15/26
(d)
................ 275 274,047
6.50% ,   10/15/28 ................. 425 416,779
Constellation Software, Inc.
(e)
5.16% ,   02/16/29 ................. 490 499,226
5.46% ,   02/16/34 ................. 495 497,334
Crowdstrike Holdings, Inc., 3.00%,  02/15/29 . 697 646,282
Dye & Durham Ltd., 8.63%,  04/15/29
(e)
.... 565 574,892
Elastic NV, 4.13%,  07/15/29
(e)
.......... 555 522,476
Ellucian Holdings, Inc., 6.50%,  12/01/29
(e)
.. 815 816,570
Fair Isaac Corp.
(e)
5.25% ,   05/15/26 ................. 405 404,280
4.00% ,   06/15/28 ................. 895 859,583
Fortinet, Inc., 2.20%,  03/15/31 ......... 582 507,573
Gen Digital, Inc.
(e)
6.75% ,   09/30/27 ................. 965 981,251
7.13% ,   09/30/30 ................. 570 586,506
6.25% ,   04/01/33 ................. 575 573,638
Security
Par (000)
Par (000) Value
Software (continued)
GoTo Group, Inc.
5.50% ,   05/01/28
(e)
................ USD 730 $ 461,183
Helios Software Holdings, Inc.
(e)
4.63% ,   05/01/28 ................. 390 351,609
8.75% ,   05/01/29 ................. 700 678,854
Intuit, Inc.
5.25% ,   09/15/26 ................. 140 142,014
1.35% ,   07/15/27 ................. 1,059 1,001,080
5.13% ,   09/15/28 ................. 520 537,678
1.65% ,   07/15/30 ................. 801 699,097
5.20% ,   09/15/33 ................. 1,140 1,170,503
5.50% ,   09/15/53 ................. 1,365 1,335,547
McAfee Corp., 7.38%,  02/15/30
(e)
........ 1,986 1,716,156
Microsoft Corp.
2.40% ,   08/08/26 ................. 3,437 3,374,411
3.40% ,   09/15/26 ................. 1,165 1,158,556
3.30% ,   02/06/27 ................. 3,685 3,655,066
3.40% ,   06/15/27 ................. 1,290 1,282,373
1.35% ,   09/15/30 ................. 758 663,235
3.50% ,   02/12/35 ................. 1,384 1,288,130
4.20% ,   11/03/35 ................. 595 584,725
3.45% ,   08/08/36 ................. 2,291 2,045,236
4.10% ,   02/06/37 ................. 903 855,699
5.20% ,   06/01/39 ................. 725 757,058
4.50% ,   10/01/40 ................. 715 697,722
5.30% ,   02/08/41
(d)
................ 815 863,881
3.50% ,   11/15/42 ................. 713 578,214
3.75% ,   02/12/45 ................. 645 541,429
4.45% ,   11/03/45 ................. 1,080 987,500
3.70% ,   08/08/46 ................. 1,975 1,596,049
4.25% ,   02/06/47 ................. 1,000 894,314
4.50% ,   06/15/47 ................. 551 494,684
2.53% ,   06/01/50 ................. 5,968 3,692,620
2.50% ,   09/15/50 ................. 1,769 1,081,826
2.92% ,   03/17/52 ................. 5,297 3,518,036
4.00% ,   02/12/55 ................. 460 370,495
4.75% ,   11/03/55 ................. —
(m)
91
3.95% ,   08/08/56 ................. 415 328,942
4.50% ,   02/06/57 ................. 1,090 974,341
2.68% ,   06/01/60 ................. 3,269 1,934,367
3.04% ,   03/17/62 ................. 1,719 1,101,863
NCR Voyix Corp.
(e)
5.00% ,   10/01/28 ................. 640 620,059
5.13% ,   04/15/29 ................. 361 347,683
Open Text Corp.
(e)
6.90% ,   12/01/27 ................. 1,135 1,166,193
3.88% ,   02/15/28 ................. 885 845,522
3.88% ,   12/01/29 ................. 815 751,843
Open Text Holdings, Inc.
(e)
4.13% ,   02/15/30 ................. 890 823,236
4.13% ,   12/01/31 ................. 633 565,876
Oracle Corp.
2.65% ,   07/15/26 ................. 1,971 1,929,495
2.80% ,   04/01/27 ................. 1,640 1,595,298
3.25% ,   11/15/27 ................. 2,819 2,747,671
2.30% ,   03/25/28 ................. 1,541 1,457,786
4.50% ,   05/06/28 ................. 695 698,465
4.80% ,   08/03/28 ................. 1,600 1,620,840
4.20% ,   09/27/29 ................. 1,870 1,842,808
6.15% ,   11/09/29 ................. 1,290 1,369,956
2.95% ,   04/01/30 ................. 2,920 2,699,454
4.65% ,   05/06/30 ................. 630 631,077
3.25% ,   05/15/30 ................. 637 595,965
2.88% ,   03/25/31 ................. 3,324 2,992,846
5.25% ,   02/03/32 ................. 1,100 1,115,169

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
123
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
6.25% ,   11/09/32 ................. USD 1,855 $ 1,978,400
4.90% ,   02/06/33 ................. 1,275 1,252,544
4.30% ,   07/08/34 ................. 1,603 1,485,162
4.70% ,   09/27/34 ................. 2,690 2,556,757
3.90% ,   05/15/35 ................. 1,330 1,178,441
5.50% ,   08/03/35 ................. 1,950 1,958,369
3.85% ,   07/15/36 ................. 1,209 1,040,072
3.80% ,   11/15/37 ................. 1,667 1,392,793
6.50% ,   04/15/38 ................. 1,217 1,298,281
6.13% ,   07/08/39 ................. 1,183 1,215,074
3.60% ,   04/01/40 ................. 2,649 2,060,926
5.38% ,   07/15/40 ................. 2,120 2,012,674
3.65% ,   03/25/41 ................. 2,009 1,535,872
4.50% ,   07/08/44 ................. 1,076 881,615
4.13% ,   05/15/45 ................. 1,958 1,520,581
4.00% ,   07/15/46 ................. 2,881 2,155,768
4.00% ,   11/15/47 ................. 2,090 1,549,194
3.60% ,   04/01/50 ................. 4,405 2,995,477
3.95% ,   03/25/51 ................. 3,214 2,314,807
6.90% ,   11/09/52 ................. 2,415 2,596,131
5.55% ,   02/06/53 ................. 2,213 2,015,972
5.38% ,   09/27/54 ................. 1,555 1,379,099
4.38% ,   05/15/55 ................. 1,135 858,267
6.00% ,   08/03/55 ................. 1,925 1,870,781
3.85% ,   04/01/60 ................. 3,365 2,256,837
4.10% ,   03/25/61 ................. 1,508 1,054,949
5.50% ,   09/27/64 ................. 1,090 962,424
6.13% ,   08/03/65 ................. 1,205 1,167,352
PTC, Inc., 4.00%,  02/15/28
(e)
.......... 464 448,752
Rackspace Finance LLC, 3.50%,  05/15/28
(e)
. 346 130,286
RingCentral, Inc., 8.50%,  08/15/30
(e)
...... 410 431,517
Rocket Software, Inc.
(e)
9.00% ,   11/28/28 ................. 790 814,583
6.50% ,   02/15/29 ................. 585 556,410
Roper Technologies, Inc.
3.80% ,   12/15/26 ................. 889 880,177
1.40% ,   09/15/27 ................. 1,230 1,146,651
4.20% ,   09/15/28 ................. 576 571,344
2.95% ,   09/15/29 ................. 913 853,514
4.50% ,   10/15/29 ................. 670 667,006
2.00% ,   06/30/30 ................. 677 592,694
1.75% ,   02/15/31 ................. 976 824,711
4.75% ,   02/15/32 ................. 465 460,038
4.90% ,   10/15/34 ................. 905 877,577
Salesforce, Inc.
3.70% ,   04/11/28 ................. 1,624 1,615,691
1.50% ,   07/15/28 ................. 1,160 1,074,453
1.95% ,   07/15/31 ................. 1,025 892,573
2.70% ,   07/15/41 ................. 1,495 1,053,701
2.90% ,   07/15/51 ................. 1,770 1,125,953
3.05% ,   07/15/61 ................. 1,345 808,455
ServiceNow, Inc., 1.40%,  09/01/30 ....... 1,775 1,522,519
SS&C Technologies, Inc.
(e)
5.50% ,   09/30/27 ................. 1,923 1,915,016
6.50% ,   06/01/32 ................. 735 746,192
Synopsys, Inc.
4.55% ,   04/01/27 ................. 1,450 1,458,061
4.65% ,   04/01/28 ................. 720 728,464
4.85% ,   04/01/30 ................. 1,560 1,577,096
5.00% ,   04/01/32 ................. 1,450 1,459,802
5.15% ,   04/01/35 ................. 2,260 2,267,338
5.70% ,   04/01/55 ................. 455 439,367
UKG, Inc., 6.88%,  02/01/31
(e)
.......... 2,444 2,516,235
VMware LLC
1.40% ,   08/15/26 ................. 745 715,399
Security
Par (000)
Par (000) Value
Software (continued)
4.65% ,   05/15/27 ................. USD 643 $ 643,653
3.90% ,   08/21/27 ................. 1,267 1,247,763
1.80% ,   08/15/28 ................. 1,005 918,963
4.70% ,   05/15/30 ................. 1,071 1,061,729
2.20% ,   08/15/31 ................. 1,315 1,118,105
Workday, Inc.
3.50% ,   04/01/27 ................. 895 879,207
3.70% ,   04/01/29 ................. 890 861,086
3.80% ,   04/01/32 ................. 740 684,223
ZoomInfo Technologies LLC, 3.88%,  02/01/29
(e)
670 615,614
190,965,062
Specialized REITs — 0.3%
American Tower Corp.
1.45% ,   09/15/26 ................. 630 604,493
3.38% ,   10/15/26 ................. 1,020 1,004,042
2.75% ,   01/15/27 ................. 890 864,950
3.13% ,   01/15/27 ................. 507 495,812
3.65% ,   03/15/27 ................. 760 748,437
3.55% ,   07/15/27 ................. 1,014 995,540
3.60% ,   01/15/28 ................. 879 859,901
1.50% ,   01/31/28 ................. 870 803,426
5.50% ,   03/15/28 ................. 896 921,490
5.25% ,   07/15/28 ................. 780 797,668
5.80% ,   11/15/28 ................. 885 920,866
5.20% ,   02/15/29 ................. 545 557,024
3.95% ,   03/15/29 ................. 582 567,496
3.80% ,   08/15/29 ................. 1,497 1,448,458
2.90% ,   01/15/30 ................. 669 618,976
5.00% ,   01/31/30 ................. 360 365,861
4.90% ,   03/15/30 ................. 925 934,011
2.10% ,   06/15/30 ................. 791 697,276
1.88% ,   10/15/30 ................. 852 733,249
2.70% ,   04/15/31 ................. 840 746,367
2.30% ,   09/15/31 ................. 750 645,627
4.05% ,   03/15/32 ................. 689 652,471
5.65% ,   03/15/33 ................. 880 908,876
5.55% ,   07/15/33 ................. 940 961,005
5.90% ,   11/15/33 ................. 670 702,157
5.45% ,   02/15/34 ................. 645 655,726
5.40% ,   01/31/35 ................. 530 535,472
5.35% ,   03/15/35 ................. 725 730,241
3.70% ,   10/15/49 ................. 516 367,284
3.10% ,   06/15/50 ................. 1,197 766,419
2.95% ,   01/15/51 ................. 1,085 672,343
Crown Castle, Inc.
3.70% ,   06/15/26 ................. 947 936,694
1.05% ,   07/15/26 ................. 1,055 1,010,291
4.00% ,   03/01/27 ................. 697 689,780
2.90% ,   03/15/27 ................. 925 897,107
3.65% ,   09/01/27 ................. 1,224 1,197,099
5.00% ,   01/11/28 ................. 1,255 1,265,037
3.80% ,   02/15/28 ................. 1,242 1,213,044
4.80% ,   09/01/28 ................. 800 801,544
4.30% ,   02/15/29 ................. 660 647,955
5.60% ,   06/01/29 ................. 935 959,206
4.90% ,   09/01/29 ................. 735 736,879
3.10% ,   11/15/29 ................. 687 638,119
3.30% ,   07/01/30 ................. 857 793,691
2.25% ,   01/15/31 ................. 875 754,750
2.10% ,   04/01/31 ................. 957 812,814
2.50% ,   07/15/31 ................. 780 671,465
5.10% ,   05/01/33 ................. 745 728,996
5.80% ,   03/01/34 ................. 900 919,893
5.20% ,   09/01/34 ................. 820 804,203

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
124
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
2.90% ,   04/01/41 ................. USD 1,085 $ 758,441
4.75% ,   05/15/47 ................. 429 361,445
5.20% ,   02/15/49 ................. 439 383,664
4.00% ,   11/15/49 ................. 405 294,353
4.15% ,   07/01/50 ................. 360 267,416
3.25% ,   01/15/51 ................. 846 538,574
CubeSmart LP
3.13% ,   09/01/26 ................. 340 332,921
2.25% ,   12/15/28 ................. 935 859,125
4.38% ,   02/15/29 ................. 77 76,028
3.00% ,   02/15/30 ................. 160 148,032
2.00% ,   02/15/31 ................. 160 136,455
2.50% ,   02/15/32 ................. 695 583,365
EPR Properties
4.75% ,   12/15/26 ................. 415 411,454
4.50% ,   06/01/27 ................. 610 600,095
4.95% ,   04/15/28 ................. 570 563,013
3.75% ,   08/15/29 ................. 575 536,649
3.60% ,   11/15/31 ................. 450 398,026
Equinix, Inc.
1.45% ,   05/15/26 ................. 915 884,657
2.90% ,   11/18/26 ................. 701 684,165
1.80% ,   07/15/27 ................. 725 684,941
1.55% ,   03/15/28 ................. 600 554,281
2.00% ,   05/15/28 ................. 574 535,254
3.20% ,   11/18/29 ................. 1,131 1,064,453
2.15% ,   07/15/30 ................. 1,183 1,046,487
2.50% ,   05/15/31 ................. 620 543,032
3.90% ,   04/15/32 ................. 690 645,092
3.00% ,   07/15/50 ................. 592 362,185
2.95% ,   09/15/51 ................. 570 342,299
3.40% ,   02/15/52 ................. 550 360,354
Extra Space Storage LP
3.50% ,   07/01/26 ................. 696 687,739
3.88% ,   12/15/27 ................. 715 706,075
5.70% ,   04/01/28 ................. 679 700,573
3.90% ,   04/01/29 ................. 65 62,964
4.00% ,   06/15/29 ................. 463 449,744
5.50% ,   07/01/30 ................. 960 987,132
2.20% ,   10/15/30 ................. 580 506,924
5.90% ,   01/15/31 ................. 375 390,602
2.55% ,   06/01/31 ................. 570 493,764
2.40% ,   10/15/31 ................. 630 538,298
2.35% ,   03/15/32 ................. 700 581,996
5.40% ,   02/01/34 ................. 600 594,514
5.35% ,   01/15/35 ................. 275 270,581
5.40% ,   06/15/35 ................. 475 466,729
Iron Mountain, Inc.
(e)
4.88% ,   09/15/27 ................. 1,052 1,037,064
5.25% ,   03/15/28 ................. 825 811,363
5.00% ,   07/15/28 ................. 505 493,093
7.00% ,   02/15/29 ................. 960 986,813
4.88% ,   09/15/29 ................. 945 910,988
5.25% ,   07/15/30 ................. 1,185 1,151,371
4.50% ,   02/15/31 ................. 1,085 1,005,454
5.63% ,   07/15/32 ................. 640 621,881
6.25% ,   01/15/33 ................. 1,175 1,172,514
Public Storage Operating Co.
1.50% ,   11/09/26 ................. 795 762,950
3.09% ,   09/15/27 ................. 775 756,062
1.85% ,   05/01/28 ................. 760 710,517
1.95% ,   11/09/28 ................. 655 606,109
5.13% ,   01/15/29
(d)
................ 760 783,168
3.39% ,   05/01/29 ................. 830 802,419
2.30% ,   05/01/31 ................. 750 659,659
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
2.25% ,   11/09/31 ................. USD 850 $ 735,098
5.10% ,   08/01/33
(d)
................ 615 624,934
5.35% ,   08/01/53 ................. 1,035 981,286
SBA Communications Corp.
3.88% ,   02/15/27 ................. 1,470 1,439,615
3.13% ,   02/01/29 ................. 1,525 1,412,554
Weyerhaeuser Co.
4.75% ,   05/15/26 ................. 730 730,220
6.95% ,   10/01/27 ................. 362 382,930
4.00% ,   11/15/29 ................. 783 762,044
4.00% ,   04/15/30 ................. 973 941,581
7.38% ,   03/15/32 ................. 731 819,717
3.38% ,   03/09/33 ................. 345 303,733
4.00% ,   03/09/52 ................. 550 402,277
84,962,836
Specialty Retail — 0.4%
Academy Ltd., 6.00%,  11/15/27
(e)
........ 400 400,167
Advance Auto Parts, Inc.
1.75% ,   10/01/27 ................. 330 296,664
5.95% ,   03/09/28
(d)
................ 315 312,404
3.90% ,   04/15/30
(d)
................ 503 452,483
3.50% ,   03/15/32
(d)
................ 330 275,646
Arko Corp., 5.13%,  11/15/29
(d) (e)
......... 465 372,022
Asbury Automotive Group, Inc.
4.50% ,   03/01/28 ................. 401 388,689
4.63% ,   11/15/29
(e)
................ 810 762,619
4.75% ,   03/01/30 ................. 443 414,168
5.00% ,   02/15/32
(e)
................ 585 532,991
At Home Group, Inc.
(e)
4.88% ,   07/15/28 ................. 200 53,080
7.13% ,   07/15/29 ................. 300 26,462
AutoNation, Inc.
3.80% ,   11/15/27 ................. 570 554,397
1.95% ,   08/01/28 ................. 421 384,274
4.75% ,   06/01/30 ................. 641 628,794
2.40% ,   08/01/31 ................. 545 456,868
3.85% ,   03/01/32 ................. 565 507,617
5.89% ,   03/15/35 ................. 115 113,625
AutoZone, Inc.
5.05% ,   07/15/26 ................. 455 457,866
3.75% ,   06/01/27 ................. 503 496,475
4.50% ,   02/01/28 ................. 575 578,334
6.25% ,   11/01/28 ................. 420 444,735
3.75% ,   04/18/29 ................. 405 393,833
5.10% ,   07/15/29 ................. 580 592,202
4.00% ,   04/15/30 ................. 863 838,422
5.13% ,   06/15/30 ................. 200 204,347
1.65% ,   01/15/31 ................. 798 674,045
4.75% ,   08/01/32 ................. 735 722,936
4.75% ,   02/01/33 ................. 650 634,548
5.20% ,   08/01/33 ................. 230 229,405
6.55% ,   11/01/33 ................. 525 570,554
5.40% ,   07/15/34 ................. 655 661,397
Bath & Body Works, Inc.
6.69% ,   01/15/27 ................. 320 325,945
5.25% ,   02/01/28 ................. 435 430,904
7.50% ,   06/15/29 ................. 465 476,905
6.63% ,   10/01/30
(e)
................ 890 906,185
6.95% ,   03/01/33 ................. 280 277,277
6.88% ,   11/01/35 ................. 811 815,239
6.75% ,   07/01/36 ................. 561 552,402
7.60% ,   07/15/37 ................. 215 212,235
BCPE Ulysses Intermediate, Inc., 7.75%,
(7.75% Cash or 8.50% PIK), 04/01/27
(e) (i)
.. 465 451,164

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
125
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Best Buy Co., Inc.
4.45% ,   10/01/28 ................. USD 606 $ 605,108
1.95% ,   10/01/30 ................. 875 750,875
Carvana Co.
(e)(i)
9.00% , ( 9.00 % Cash or 12.00 % PIK),
12/01/28 ..................... 683 701,861
11.00% , ( 11.00 % Cash or 13.00 % PIK),
06/01/30 ..................... 1,688 1,788,119
0.00% , ( 0.00 % Cash or 14.00 % PIK),
06/01/31 ..................... 2,097 2,302,229
Cougar JV Subsidiary LLC, 8.00%,  05/15/32
(e)
655 679,976
Dick's Sporting Goods, Inc.
3.15% ,   01/15/32
(d)
................ 760 666,715
4.10% ,   01/15/52 ................. 890 610,645
eG Global Finance plc, 12.00%,  11/30/28
(e)
.. 1,105 1,215,119
Evergreen Acqco 1 LP, 9.75%,  04/26/28
(e)
... 352 363,913
Foot Locker, Inc., 4.00%,  10/01/29
(e)
...... 410 332,059
Gap, Inc. (The)
(e)
3.63% ,   10/01/29 ................. 765 693,412
3.88% ,   10/01/31 ................. 780 675,207
Global Auto Holdings Ltd.
(e)
8.38% ,   01/15/29
(d)
................ 525 463,275
11.50% ,   08/15/29 ................. 445 421,465
8.75% ,   01/15/32 ................. 555 444,651
Group 1 Automotive, Inc.
(e)
4.00% ,   08/15/28 ................. 740 703,129
6.38% ,   01/15/30 ................. 495 501,055
GYP Holdings III Corp., 4.63%,  05/01/29
(e)
.. 362 340,559
Home Depot, Inc. (The)
5.15% ,   06/25/26 ................. 1,045 1,057,784
2.13% ,   09/15/26 ................. 535 521,796
4.95% ,   09/30/26 ................. 800 809,668
2.50% ,   04/15/27 ................. 900 874,431
2.88% ,   04/15/27 ................. 940 920,646
4.88% ,   06/25/27 ................. 995 1,012,851
2.80% ,   09/14/27 ................. 1,183 1,150,141
0.90% ,   03/15/28 ................. 550 504,299
1.50% ,   09/15/28 ................. 1,055 972,128
3.90% ,   12/06/28 ................. 1,140 1,134,673
4.90% ,   04/15/29 ................. 540 554,440
2.95% ,   06/15/29 ................. 1,998 1,902,114
4.75% ,   06/25/29 ................. 1,370 1,397,855
2.70% ,   04/15/30 ................. 1,483 1,375,737
1.38% ,   03/15/31 ................. 1,385 1,164,168
4.85% ,   06/25/31 ................. 1,060 1,082,363
1.88% ,   09/15/31 ................. 935 799,162
3.25% ,   04/15/32 ................. 1,925 1,763,368
4.50% ,   09/15/32 ................. 825 820,877
4.95% ,   06/25/34 ................. 1,580 1,589,611
5.88% ,   12/16/36 ................. 3,149 3,350,584
3.30% ,   04/15/40 ................. 1,276 1,009,233
5.40% ,   09/15/40 ................. 573 573,666
5.95% ,   04/01/41 ................. 642 671,506
4.20% ,   04/01/43 ................. 952 800,661
4.88% ,   02/15/44 ................. 1,073 979,367
4.40% ,   03/15/45 ................. 1,081 919,888
4.25% ,   04/01/46 ................. 1,454 1,204,334
3.90% ,   06/15/47 ................. 1,163 904,731
4.50% ,   12/06/48 ................. 1,483 1,255,140
3.13% ,   12/15/49 ................. 1,335 888,037
3.35% ,   04/15/50 ................. 1,401 969,466
2.38% ,   03/15/51 ................. 1,303 729,260
2.75% ,   09/15/51 ................. 1,128 683,836
3.63% ,   04/15/52 ................. 1,470 1,057,895
4.95% ,   09/15/52 ................. 1,035 931,161
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
5.30% ,   06/25/54 ................. USD 1,425 $ 1,351,280
3.50% ,   09/15/56 ................. 825 567,729
5.40% ,   06/25/64 ................. 145 137,331
InRetail Consumer, 3.25%,  03/22/28
(f)
..... 600 560,956
JMH Co. Ltd.
(f)
2.50% ,   04/09/31 ................. 800 709,814
2.88% ,   04/09/36 ................. 400 321,987
Ken Garff Automotive LLC, 4.88%,  09/15/28
(e)
410 395,708
LBM Acquisition LLC, 6.25%,  01/15/29
(d) (e)
.. 850 744,789
LCM Investments Holdings II LLC
(e)
4.88% ,   05/01/29 ................. 982 928,420
8.25% ,   08/01/31 ................. 825 863,951
Lithia Motors, Inc.
(e)
4.63% ,   12/15/27 ................. 420 407,659
3.88% ,   06/01/29 ................. 730 677,792
4.38% ,   01/15/31 ................. 535 491,366
Lowe's Cos., Inc.
3.35% ,   04/01/27 ................. 605 594,620
3.10% ,   05/03/27 ................. 1,423 1,390,126
1.30% ,   04/15/28 ................. 1,130 1,037,991
1.70% ,   09/15/28 ................. 1,145 1,048,419
6.50% ,   03/15/29 ................. 365 391,311
3.65% ,   04/05/29 ................. 1,683 1,633,057
4.50% ,   04/15/30 ................. 1,408 1,403,454
1.70% ,   10/15/30 ................. 1,340 1,150,086
2.63% ,   04/01/31 ................. 970 866,235
3.75% ,   04/01/32 ................. 1,885 1,752,979
5.00% ,   04/15/33 ................. 1,280 1,275,489
5.15% ,   07/01/33
(d)
................ 585 587,414
5.50% ,   10/15/35 ................. 250 255,603
5.00% ,   04/15/40 ................. 383 356,737
2.80% ,   09/15/41 ................. 1,020 690,719
4.65% ,   04/15/42 ................. 545 468,456
4.38% ,   09/15/45 ................. 465 374,541
3.70% ,   04/15/46 ................. 1,390 1,008,488
4.05% ,   05/03/47 ................. 1,423 1,081,661
4.55% ,   04/05/49 ................. 650 519,906
5.13% ,   04/15/50 ................. 468 409,700
3.00% ,   10/15/50 ................. 1,694 1,032,227
3.50% ,   04/01/51 ................. 385 257,651
4.25% ,   04/01/52 ................. 1,495 1,138,953
5.63% ,   04/15/53 ................. 1,440 1,350,877
5.75% ,   07/01/53 ................. 530 506,733
4.45% ,   04/01/62 ................. 1,197 908,621
5.80% ,   09/15/62 ................. 850 803,951
5.85% ,   04/01/63 ................. 465 442,718
Michaels Cos., Inc. (The)
(e)
5.25% ,   05/01/28 ................. 860 450,569
7.88% ,   05/01/29 ................. 1,146 400,728
Murphy Oil USA, Inc.
5.63% ,   05/01/27 ................. 405 403,579
4.75% ,   09/15/29 ................. 510 492,348
3.75% ,   02/15/31
(e)
................ 496 446,719
O'Reilly Automotive, Inc.
5.75% ,   11/20/26 ................. 325 331,152
3.60% ,   09/01/27 ................. 1,146 1,126,286
4.35% ,   06/01/28 ................. 340 340,296
3.90% ,   06/01/29 ................. 759 740,238
4.20% ,   04/01/30 ................. 470 461,199
1.75% ,   03/15/31 ................. 570 480,656
4.70% ,   06/15/32 ................. 860 842,454
5.00% ,   08/19/34 ................. 575 561,843
Park River Holdings, Inc.
(e)
5.63% ,   02/01/29 ................. 405 317,496
6.75% ,   08/01/29
(d)
................ 345 273,545

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
126
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Penske Automotive Group, Inc.,
3.75%,  06/15/29 ................ USD 495 $ 458,653
PetSmart, Inc.
(e)
4.75% ,   02/15/28 ................. 1,185 1,131,216
7.75% ,   02/15/29 ................. 1,290 1,203,097
Ross Stores, Inc., 1.88%,  04/15/31 ....... 485 411,392
Sally Holdings LLC, 6.75%,  03/01/32
(d)
.... 605 610,138
Sonic Automotive, Inc.
(e)
4.63% ,   11/15/29
(d)
................ 629 589,906
4.88% ,   11/15/31 ................. 515 470,042
Specialty Building Products Holdings LLC,
7.75%,  10/15/29
(e)
............... 555 521,931
Staples, Inc.
(e)
10.75% ,   09/01/29 ................. 2,350 2,042,083
12.75% ,   01/15/30 ................. 816 472,611
TJX Cos., Inc. (The)
2.25% ,   09/15/26 ................. 680 663,868
1.15% ,   05/15/28 ................. 730 670,651
3.88% ,   04/15/30 ................. 737 721,855
1.60% ,   05/15/31 ................. 355 303,071
4.50% ,   04/15/50 ................. 665 577,513
Tractor Supply Co.
1.75% ,   11/01/30 ................. 470 400,766
5.25% ,   05/15/33 ................. 325 326,146
Upbound Group, Inc., 6.38%,  02/15/29
(e)
... 440 415,496
Valvoline, Inc., 3.63%,  06/15/31
(e)
........ 540 471,997
Victoria's Secret & Co., 4.63%,  07/15/29
(d) (e)
. 630 548,401
Victra Holdings LLC, 8.75%,  09/15/29
(d) (e)
... 450 458,299
White Cap Buyer LLC, 6.88%,  10/15/28
(e)
... 670 651,082
Zhongsheng Group Holdings Ltd.,
5.98%,  01/30/28
(f)
................ 600 588,280
126,751,681
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
4.42% ,   05/08/26 ................. 40 40,008
2.45% ,   08/04/26 ................. 2,096 2,059,466
2.05% ,   09/11/26 ................. 1,810 1,765,975
3.35% ,   02/09/27 ................. 2,375 2,354,704
3.20% ,   05/11/27 ................. 2,209 2,182,616
3.00% ,   06/20/27 ................. 1,382 1,358,412
2.90% ,   09/12/27 ................. 1,856 1,818,466
3.00% ,   11/13/27 ................. 1,569 1,537,358
1.20% ,   02/08/28 ................. 2,427 2,258,974
4.00% ,   05/10/28 ................. 1,190 1,199,226
1.40% ,   08/05/28 ................. 1,905 1,761,739
3.25% ,   08/08/29 ................. 1,475 1,436,335
2.20% ,   09/11/29 ................. 1,921 1,785,321
4.15% ,   05/10/30 ................. 630 639,555
1.65% ,   05/11/30 ................. 1,832 1,629,354
1.25% ,   08/20/30 ................. 1,401 1,212,295
1.65% ,   02/08/31 ................. 2,730 2,383,816
1.70% ,   08/05/31 ................. 778 674,623
3.35% ,   08/08/32 ................. 1,075 1,013,042
4.30% ,   05/10/33 ................. 980 980,129
4.50% ,   02/23/36 ................. 1,845 1,829,201
2.38% ,   02/08/41 ................. 1,468 1,015,759
3.85% ,   05/04/43 ................. 2,828 2,344,386
4.45% ,   05/06/44 ................. 1,012 916,672
3.45% ,   02/09/45 ................. 2,309 1,773,247
4.38% ,   05/13/45 ................. 1,759 1,547,104
4.65% ,   02/23/46 ................. 3,552 3,224,015
3.85% ,   08/04/46 ................. 2,046 1,647,356
4.25% ,   02/09/47 ................. 1,373 1,168,508
3.75% ,   09/12/47 ................. 1,052 825,703
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
3.75% ,   11/13/47 ................. USD 858 $ 669,046
2.95% ,   09/11/49 ................. 1,620 1,078,066
2.65% ,   05/11/50 ................. 2,353 1,463,712
2.40% ,   08/20/50 ................. 1,317 771,862
2.65% ,   02/08/51 ................. 2,600 1,604,774
2.70% ,   08/05/51 ................. 1,705 1,058,479
3.95% ,   08/08/52 ................. 1,575 1,250,739
4.85% ,   05/10/53
(d)
................ 1,160 1,091,343
2.55% ,   08/20/60 ................. 1,830 1,043,768
2.80% ,   02/08/61 ................. 1,700 1,004,963
2.85% ,   08/05/61 ................. 1,455 871,786
4.10% ,   08/08/62 ................. 1,300 1,027,098
Dell International LLC
6.02% ,   06/15/26 ................. 717 725,399
4.90% ,   10/01/26 ................. 1,084 1,088,545
6.10% ,   07/15/27
(d)
................ 546 563,613
5.25% ,   02/01/28 ................. 670 684,044
4.75% ,   04/01/28 ................. 285 287,271
5.30% ,   10/01/29 ................. 1,638 1,671,453
4.35% ,   02/01/30 ................. 520 510,838
5.00% ,   04/01/30 ................. 385 387,322
6.20% ,   07/15/30 ................. 853 903,409
5.30% ,   04/01/32 ................. 725 726,713
5.75% ,   02/01/33 ................. 605 626,233
5.40% ,   04/15/34 ................. 560 559,334
4.85% ,   02/01/35 ................. 885 834,075
5.50% ,   04/01/35 ................. 780 765,017
8.10% ,   07/15/36 ................. 1,014 1,193,216
3.38% ,   12/15/41 ................. 1,045 750,782
8.35% ,   07/15/46 ................. 661 803,314
3.45% ,   12/15/51
(d)
................ 819 541,111
Dell, Inc.
7.10% ,   04/15/28 ................. 355 378,388
6.50% ,   04/15/38 ................. 395 412,786
Diebold Nixdorf, Inc., 7.75%,  03/31/30
(e)
.... 940 979,367
Hewlett Packard Enterprise Co.
(g)
4.45% ,   09/25/26 ................. 1,085 1,084,734
4.40% ,   09/25/27 ................. 1,480 1,479,065
5.25% ,   07/01/28 ................. 855 872,994
4.55% ,   10/15/29 ................. 1,630 1,615,635
4.85% ,   10/15/31 ................. 1,270 1,255,540
5.00% ,   10/15/34 ................. 1,950 1,882,533
6.20% ,   10/15/35 ................. 989 1,026,487
6.35% ,   10/15/45 ................. 1,575 1,560,847
5.60% ,   10/15/54 ................. 675 622,492
HP, Inc.
1.45% ,   06/17/26 ................. 530 510,977
3.00% ,   06/17/27 ................. 1,244 1,204,097
4.75% ,   01/15/28 ................. 1,205 1,209,494
4.00% ,   04/15/29 ................. 855 829,256
5.40% ,   04/25/30 ................. 275 277,628
3.40% ,   06/17/30 ................. 175 161,729
2.65% ,   06/17/31 ................. 1,417 1,227,548
4.20% ,   04/15/32 ................. 290 271,092
5.50% ,   01/15/33 ................. 735 731,413
6.10% ,   04/25/35 ................. 275 278,074
6.00% ,   09/15/41 ................. 1,330 1,297,186
Lenovo Group Ltd.
(f)
5.83% ,   01/27/28 ................. 600 615,710
3.42% ,   11/02/30 ................. 1,000 918,185
6.54% ,   07/27/32 ................. 600 632,794
NetApp, Inc.
2.38% ,   06/22/27 ................. 575 548,286
2.70% ,   06/22/30 ................. 817 735,088
5.50% ,   03/17/32 ................. 485 489,985

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
127
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
5.70% ,   03/17/35 ................. USD 440 $ 442,138
Seagate HDD Cayman
4.88% ,   06/01/27 ................. 494 488,859
4.09% ,   06/01/29 ................. 480 455,763
3.13% ,   07/15/29
(d)
................ 215 193,339
8.25% ,   12/15/29 ................. 452 484,761
4.13% ,   01/15/31 ................. 285 260,388
8.50% ,   07/15/31 ................. 517 553,156
9.63% ,   12/01/32 ................. 735 830,381
5.75% ,   12/01/34 ................. 504 486,250
Teledyne FLIR LLC, 2.50%,  08/01/30 ..... 640 570,296
Western Digital Corp.
2.85% ,   02/01/29 ................. 825 752,885
3.10% ,   02/01/32 ................. 515 439,199
Xerox Corp.
10.25% ,   10/15/30
(e)
............... 150 152,704
4.80% ,   03/01/35
(d)
................ 260 111,079
6.75% ,   12/15/39 ................. 361 157,162
Xerox Holdings Corp.
(e)
5.50% ,   08/15/28 ................. 780 498,399
8.88% ,   11/30/29 ................. 515 308,319
Xerox Issuer Corp., 13.50%,  04/15/31
(d) (e)
... 450 428,551
105,663,729
Textiles, Apparel & Luxury Goods — 0.0%
Champ Acquisition Corp., 8.38%,  12/01/31
(e)
. 600 633,846
Crocs, Inc.
(e)
4.25% ,   03/15/29 ................. 346 321,149
4.13% ,   08/15/31 ................. 360 314,671
Hanesbrands, Inc., 9.00%,  02/15/31
(d) (e)
.... 565 585,775
Kontoor Brands, Inc., 4.13%,  11/15/29
(e)
.... 416 382,836
Levi Strauss & Co., 3.50%,  03/01/31
(e)
..... 505 442,485
NIKE, Inc.
2.38% ,   11/01/26 ................. 1,280 1,248,422
2.75% ,   03/27/27 ................. 957 934,032
2.85% ,   03/27/30 ................. 1,462 1,367,208
3.25% ,   03/27/40 ................. 1,105 853,919
3.63% ,   05/01/43 ................. 592 462,934
3.88% ,   11/01/45 ................. 1,100 855,743
3.38% ,   11/01/46 ................. 645 460,412
3.38% ,   03/27/50 ................. 1,292 897,067
Ralph Lauren Corp., 2.95%,  06/15/30 ..... 457 422,389
S&S Holdings LLC, 8.38%,  10/01/31
(e)
..... 630 593,329
Tapestry, Inc.
4.13% ,   07/15/27 ................. 569 565,050
5.10% ,   03/11/30 ................. 540 541,952
3.05% ,   03/15/32
(d)
................ 610 526,994
5.50% ,   03/11/35 ................. 330 321,549
Under Armour, Inc., 3.25%,  06/15/26 ...... 581 563,503
VF Corp.
2.80% ,   04/23/27 ................. 481 446,330
2.95% ,   04/23/30 ................. 750 616,808
6.00% ,   10/15/33 ................. 305 262,248
6.45% ,   11/01/37 ................. 290 242,233
William Carter Co. (The), 5.63%,  03/15/27
(d) (e)
501 487,338
Wolverine World Wide, Inc., 4.00%,  08/15/29
(e)
545 453,964
15,804,186
Tobacco — 0.3%
Altria Group, Inc.
2.63% ,   09/16/26 ................. 759 740,246
4.88% ,   02/04/28 ................. 185 187,089
6.20% ,   11/01/28 ................. 610 643,655
4.80% ,   02/14/29 ................. 2,170 2,181,451
3.40% ,   05/06/30 ................. 1,142 1,074,175
2.45% ,   02/04/32 ................. 1,365 1,157,251
Security
Par (000)
Par (000) Value
Tobacco (continued)
6.88% ,   11/01/33 ................. USD 610 $ 671,496
5.63% ,   02/06/35 ................. 140 141,395
5.80% ,   02/14/39 ................. 2,097 2,078,571
3.40% ,   02/04/41 ................. 1,390 1,000,347
4.25% ,   08/09/42 ................. 977 772,969
4.50% ,   05/02/43 ................. 732 592,777
5.38% ,   01/31/44 ................. 1,432 1,331,212
3.88% ,   09/16/46 ................. 1,588 1,139,694
5.95% ,   02/14/49 ................. 2,348 2,275,712
4.45% ,   05/06/50 ................. 612 466,175
3.70% ,   02/04/51 ................. 1,307 880,779
4.00% ,   02/04/61
(d)
................ 578 392,098
BAT Capital Corp.
3.22% ,   09/06/26 ................. 796 782,846
4.70% ,   04/02/27 ................. 1,162 1,166,886
3.56% ,   08/15/27 ................. 1,151 1,129,747
2.26% ,   03/25/28 ................. 1,843 1,733,014
3.46% ,   09/06/29 ................. 650 618,606
4.91% ,   04/02/30 ................. 1,169 1,175,035
6.34% ,   08/02/30 ................. 860 919,158
5.83% ,   02/20/31 ................. 825 859,166
2.73% ,   03/25/31 ................. 1,169 1,038,159
4.74% ,   03/16/32 ................. 865 843,840
5.35% ,   08/15/32 ................. 650 653,709
7.75% ,   10/19/32 ................. 460 526,025
6.42% ,   08/02/33 ................. 1,495 1,599,800
6.00% ,   02/20/34 ................. 865 904,434
5.63% ,   08/15/35 ................. 650 653,182
4.39% ,   08/15/37 ................. 2,401 2,107,903
3.73% ,   09/25/40 ................. 430 329,139
7.08% ,   08/02/43 ................. 760 814,588
4.54% ,   08/15/47 ................. 1,923 1,510,740
4.76% ,   09/06/49 ................. 1,007 805,049
5.28% ,   04/02/50 ................. 477 408,506
3.98% ,   09/25/50 ................. 355 245,816
5.65% ,   03/16/52 ................. 605 544,843
7.08% ,   08/02/53 ................. 990 1,069,482
6.25% ,   08/15/55 ................. 60 58,650
BAT International Finance plc
4.45% ,   03/16/28 ................. 1,096 1,096,230
5.93% ,   02/02/29 ................. 1,055 1,103,727
Imperial Brands Finance plc
(e)
3.50% ,   07/26/26 ................. 860 849,119
6.13% ,   07/27/27 ................. 675 696,654
3.88% ,   07/26/29 ................. 1,110 1,070,348
5.50% ,   02/01/30 ................. 740 760,457
5.88% ,   07/01/34 ................. 840 849,812
Japan Tobacco, Inc.
(e)
4.85% ,   05/15/28 ................. 300 304,004
5.25% ,   06/15/30 ................. 260 268,684
5.85% ,   06/15/35 ................. 255 264,816
JT International Financial Services BV
2.25% ,   09/14/31
(f)
................. 400 342,168
6.88% ,   10/24/32
(e)
................ 410 449,460
Philip Morris International, Inc.
0.88% ,   05/01/26 ................. 1,063 1,028,414
4.75% ,   02/12/27 ................. 965 975,309
3.13% ,   08/17/27 ................. 525 513,862
4.38% ,   11/01/27 ................. 680 683,115
5.13% ,   11/17/27 ................. 1,204 1,229,613
4.88% ,   02/15/28 ................. 1,840 1,872,821
3.13% ,   03/02/28 ................. 505 490,837
4.13% ,   04/28/28 ................. 550 549,144
5.25% ,   09/07/28 ................. 810 834,609
4.88% ,   02/13/29 ................. 1,200 1,218,677

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
128
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tobacco (continued)
3.38% ,   08/15/29 ................. USD 1,040 $ 998,636
4.63% ,   11/01/29 ................. 625 629,754
5.63% ,   11/17/29 ................. 1,098 1,151,823
5.13% ,   02/15/30 ................. 1,890 1,939,815
4.38% ,   04/30/30 ................. 475 472,748
2.10% ,   05/01/30 ................. 760 678,214
5.50% ,   09/07/30 ................. 995 1,039,665
1.75% ,   11/01/30 ................. 966 836,061
5.13% ,   02/13/31 ................. 950 973,232
4.75% ,   11/01/31 ................. 640 641,384
5.75% ,   11/17/32 ................. 1,585 1,661,767
5.38% ,   02/15/33 ................. 2,430 2,487,803
5.63% ,   09/07/33 ................. 785 815,352
5.25% ,   02/13/34 ................. 1,715 1,732,416
4.90% ,   11/01/34 ................. 690 680,067
4.88% ,   04/30/35 ................. 385 377,470
6.38% ,   05/16/38 ................. 1,241 1,348,774
4.38% ,   11/15/41 ................. 763 651,133
4.50% ,   03/20/42 ................. 619 534,604
3.88% ,   08/21/42 ................. 803 637,397
4.13% ,   03/04/43 ................. 731 598,392
4.88% ,   11/15/43 ................. 833 746,965
4.25% ,   11/10/44 ................. 1,310 1,085,995
Reynolds American, Inc.
5.70% ,   08/15/35 ................. 701 704,120
7.25% ,   06/15/37 ................. 476 520,910
6.15% ,   09/15/43 ................. 543 534,607
5.85% ,   08/15/45 ................. 2,145 2,009,986
Turning Point Brands, Inc., 7.63%,  03/15/32
(e)
130 135,083
84,301,468
Trading Companies & Distributors — 0.2%
Air Lease Corp.
3.75% ,   06/01/26 ................. 900 890,173
5.30% ,   06/25/26 ................. 325 326,971
1.88% ,   08/15/26 ................. 570 549,814
2.20% ,   01/15/27 ................. 655 629,596
3.63% ,   04/01/27 ................. 858 845,427
3.63% ,   12/01/27 ................. 713 696,014
5.85% ,   12/15/27 ................. 139 143,170
5.30% ,   02/01/28 ................. 640 651,132
2.10% ,   09/01/28 ................. 545 502,023
4.63% ,   10/01/28 ................. 530 529,916
5.10% ,   03/01/29 ................. 375 380,087
3.25% ,   10/01/29 ................. 568 533,544
3.00% ,   02/01/30 ................. 707 650,997
3.13% ,   12/01/30 ................. 865 786,118
5.20% ,   07/15/31 ................. 375 377,034
2.88% ,   01/15/32 ................. 680 590,479
Aircastle Ltd.
4.25% ,   06/15/26 ................. 564 558,637
2.85% ,   01/26/28
(e)
................ 335 316,154
6.50% ,   07/18/28
(e)
................ 765 794,430
5.95% ,   02/15/29
(e)
................ 740 760,013
5.75% ,   10/01/31
(e)
................ 490 494,745
Alta Equipment Group, Inc.,
9.00%,  06/01/29
(d) (e)
.............. 520 437,360
Aviation Capital Group LLC
(e)
1.95% ,   09/20/26 ................. 1,040 1,001,262
4.75% ,   04/14/27 ................. 145 144,894
3.50% ,   11/01/27 ................. 931 898,044
6.25% ,   04/15/28 ................. 530 547,935
6.75% ,   10/25/28 ................. 755 798,784
5.38% ,   07/15/29 ................. 560 565,545
5.13% ,   04/10/30 ................. 360 356,653
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
6.38% ,   07/15/30 ................. USD 307 $ 322,710
Beacon Roofing Supply, Inc.,
4.13%,  05/15/29
(e)
............... 342 345,111
BlueLinx Holdings, Inc., 6.00%,  11/15/29
(e)
.. 310 295,739
BOC Aviation Ltd.
3.50% ,   09/18/27
(f)
................. 800 784,859
4.50% ,   05/23/28
(f)
................. 600 601,869
3.00% ,   09/11/29
(d) (e)
............... 600 564,165
2.63% ,   09/17/30
(d) (e)
............... 800 727,808
Boise Cascade Co., 4.88%,  07/01/30
(e)
.... 380 360,883
Ferguson Enterprises, Inc., 5.00%,  10/03/34 . 65 62,904
Fortress Transportation & Infrastructure
Investors LLC
(e)
5.50% ,   05/01/28 ................. 1,012 993,366
7.88% ,   12/01/30 ................. 502 523,917
7.00% ,   05/01/31 ................. 695 705,294
7.00% ,   06/15/32 ................. 790 800,154
5.88% ,   04/15/33 ................. 500 478,960
Foundation Building Materials, Inc.,
6.00%,  03/01/29
(d) (e)
.............. 420 353,391
GATX Corp.
3.25% ,   09/15/26 ................. 854 838,053
5.40% ,   03/15/27 ................. 90 91,271
3.85% ,   03/30/27 ................. 403 397,344
3.50% ,   03/15/28 ................. 130 126,304
4.55% ,   11/07/28 ................. 444 443,568
4.70% ,   04/01/29 ................. 275 275,001
4.00% ,   06/30/30 ................. 665 639,793
1.90% ,   06/01/31 ................. 291 244,899
3.50% ,   06/01/32 ................. 525 471,307
4.90% ,   03/15/33 ................. 565 550,906
5.45% ,   09/15/33 ................. 715 715,381
6.05% ,   03/15/34 ................. 685 713,370
6.90% ,   05/01/34 ................. 275 302,104
5.50% ,   06/15/35 ................. 275 272,529
5.20% ,   03/15/44 ................. 400 357,520
3.10% ,   06/01/51 ................. 675 412,532
6.05% ,   06/05/54
(d)
................ 645 625,087
H&E Equipment Services, Inc.,
3.88%,  12/15/28
(e)
............... 1,220 1,215,731
Herc Holdings, Inc.
(e)
5.50% ,   07/15/27 ................. 1,206 1,192,750
6.63% ,   06/15/29 ................. 805 795,188
Imola Merger Corp., 4.75%,  05/15/29
(e)
.... 1,931 1,847,523
Marubeni Corp., 5.38%,  04/01/35
(e)
....... 215 216,178
Mitsubishi Corp.
(e)
1.13% ,   07/15/26 ................. 365 351,612
5.00% ,   07/05/28 ................. 455 463,755
5.00% ,   07/02/29 ................. 450 459,833
5.13% ,   07/17/34 ................. 535 540,826
QXO Building Products, Inc., 6.75%,  04/30/32
(e)
705 706,874
Sumitomo Corp., 5.35%,  07/03/34
(f)
...... 450 457,529
TTX Co.
(e)
5.50% ,   09/25/26 ................. 930 944,157
5.05% ,   11/15/34 ................. 95 95,651
4.20% ,   07/01/46 ................. 415 342,531
4.60% ,   02/01/49 ................. 515 439,608
5.65% ,   12/01/52 ................. 310 308,504
United Rentals North America, Inc.
5.50% ,   05/15/27 ................. 493 492,603
3.88% ,   11/15/27 ................. 747 721,359
4.88% ,   01/15/28 ................. 1,690 1,665,107
6.00% ,   12/15/29
(e)
................ 1,763 1,786,710
5.25% ,   01/15/30 ................. 710 701,359
4.00% ,   07/15/30 ................. 755 703,309

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
129
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
3.88% ,   02/15/31 ................. USD 1,066 $ 974,821
3.75% ,   01/15/32 ................. 745 662,258
6.13% ,   03/15/34
(e)
................ 1,040 1,051,318
WESCO Distribution, Inc.
(e)
7.25% ,   06/15/28 ................. 1,279 1,295,676
6.38% ,   03/15/29 ................. 890 902,985
6.63% ,   03/15/32 ................. 820 837,403
6.38% ,   03/15/33 ................. 260 263,421
WW Grainger, Inc.
4.45% ,   09/15/34 ................. 425 412,352
4.60% ,   06/15/45 ................. 930 815,205
3.75% ,   05/15/46 ................. 355 274,557
4.20% ,   05/15/47 ................. 375 305,568
56,399,311
Transportation Infrastructure — 0.1%
Abu Dhabi Ports Co. PJSC, 2.50%,  05/06/31
(f)
1,000 884,531
Adani Ports & Special Economic Zone Ltd.
(f)
4.00% ,   07/30/27 ................. 400 376,031
4.20% ,   08/04/27 ................. 800 754,397
4.38% ,   07/03/29 ................. 640 577,208
3.10% ,   02/02/31 ................. 400 322,787
3.83% ,   02/02/32 ................. 400 327,296
5.00% ,   08/02/41 ................. 600 451,074
CMHI Finance BVI Co. Ltd.
(f)
4.00% ,   06/01/27 ................. 600 598,429
5.00% ,   08/06/28 ................. 800 817,324
DP World Crescent Ltd.
(f)
4.85% ,   09/26/28 ................. 1,000 1,000,139
3.88% ,   07/18/29 ................. 1,000 961,375
3.75% ,   01/30/30 ................. 400 379,538
5.50% ,   09/13/33 ................. 1,600 1,606,654
DP World Ltd.
6.85% ,   07/02/37
(e)
................ 1,720 1,879,040
5.63% ,   09/25/48
(f)
................. 1,200 1,111,590
4.70% ,   09/30/49
(f)
................. 400 328,005
HPHT Finance 21 II Ltd., 1.50%,  09/17/26
(f)
. 400 382,868
Incora Top Holdco LLC, 6.00%,  01/31/33
(b)
.. 152 32,485
ITR Concession Co. LLC, 5.18%,  07/15/35
(e)
. 288 284,833
Mersin Uluslararasi Liman Isletmeciligi A/S,
8.25%,  11/15/28
(f)
................ 600 615,965
Port of Newcastle Investments Financing Pty.
Ltd., 5.90%,  11/24/31
(e)
............ 290 280,893
PSA Treasury Pte. Ltd.
(f)
2.13% ,   09/05/29 ................. 400 367,567
2.25% ,   04/30/30 ................. 800 729,189
Seaspan Corp., 5.50%,  08/01/29
(e)
....... 850 779,949
Shanghai Port Group BVI Development 2 Co.
Ltd., 2.38%,  07/13/30
(f)
............. 1,000 915,516
Shanghai Port Group BVI Development Co.
Ltd.
(f)
3.38% ,   06/18/29 ................. 300 290,883
2.85% ,   09/11/29 ................. 200 189,522
Shenzhen Expressway Corp. Ltd.,
1.75%,  07/08/26
(f)
................ 200 193,697
Transurban Finance Co. Pty. Ltd.
(e)
3.38% ,   03/22/27 ................. 495 485,969
2.45% ,   03/16/31 ................. 385 338,586
Zhejiang Expressway Co. Ltd.,
1.64%,  07/14/26
(f)
................ 400 386,619
18,649,959
Water Utilities — 0.0%
Aegea Finance SARL
(d)(f)
6.75% ,   05/20/29 ................. 400 395,637
9.00% ,   01/20/31 ................. 800 833,987
Security
Par (000)
Par (000) Value
Water Utilities (continued)
American Water Capital Corp.
2.95% ,   09/01/27 ................. USD 813 $ 790,103
3.75% ,   09/01/28 ................. 702 690,301
3.45% ,   06/01/29 ................. 1,077 1,038,169
2.80% ,   05/01/30 ................. 711 654,760
2.30% ,   06/01/31 ................. 510 444,615
4.45% ,   06/01/32 ................. 520 506,194
5.15% ,   03/01/34 ................. 900 905,304
5.25% ,   03/01/35 ................. 850 855,115
6.59% ,   10/15/37 ................. 518 570,791
4.30% ,   12/01/42 ................. 420 352,907
4.30% ,   09/01/45 ................. 467 387,110
4.00% ,   12/01/46 ................. 370 288,535
3.75% ,   09/01/47 ................. 647 482,137
4.20% ,   09/01/48 ................. 696 556,530
4.15% ,   06/01/49 ................. 465 368,135
3.45% ,   05/01/50 ................. 460 318,998
3.25% ,   06/01/51 ................. 470 309,911
5.45% ,   03/01/54 ................. 750 714,796
Essential Utilities, Inc.
4.80% ,   08/15/27 ................. 350 352,505
3.57% ,   05/01/29 ................. 715 684,051
2.70% ,   04/15/30 ................. 671 610,801
2.40% ,   05/01/31 ................. 588 513,078
5.38% ,   01/15/34 ................. 225 225,610
4.28% ,   05/01/49 ................. 550 423,444
3.35% ,   04/15/50 ................. 648 422,602
5.30% ,   05/01/52 ................. 480 427,741
Manila Water Co., Inc., 4.38%,  07/30/30
(f)
... 400 384,702
National Central Cooling Co. PJSC
(f)
2.50% ,   10/21/27 ................. 500 473,630
5.28% ,   03/05/30 ................. 600 611,493
United Utilities plc, 6.88%,  08/15/28 ...... 460 491,023
17,084,715
Wireless Telecommunication Services — 0.3%
Altice France Holding SA
(e)
10.50% ,   05/15/27 ................. 1,489 454,479
6.00% ,   02/15/28 ................. 1,110 342,465
America Movil SAB de CV
3.63% ,   04/22/29 ................. 695 671,376
2.88% ,   05/07/30 ................. 1,277 1,174,065
4.70% ,   07/21/32 ................. 400 392,348
6.38% ,   03/01/35 ................. 1,010 1,089,312
6.13% ,   11/15/37 ................. 640 673,779
6.13% ,   03/30/40 ................. 2,108 2,184,244
4.38% ,   07/16/42 ................. 1,224 1,027,953
4.38% ,   04/22/49 ................. 1,130 920,889
Axiata SPV2 Bhd., 2.16%,  08/19/30
(f)
..... 1,000 886,409
Axiata Spv5 Labuan Ltd., 3.06%,  08/19/50
(f)
. 600 393,235
Bharti Airtel Ltd., 3.25%,  06/03/31
(f)
....... 700 638,942
C&W Senior Finance Ltd.
9.00% ,   01/15/33
(e)
................ 600 604,185
9.00% ,   01/15/33
(f)
................. 200 201,395
Colombia Telecomunicaciones SA ESP,
4.95%,  07/17/30
(f)
................ 450 395,412
Connect Finco SARL, 9.00%,  09/15/29
(e)
... 1,965 1,837,587
CT Trust, 5.13%,  02/03/32
(d) (f)
.......... 800 725,042
Empresa Nacional de Telecomunicaciones
SA
(d)(f)
4.75% ,   08/01/26 ................. 400 399,959
3.05% ,   09/14/32 ................. 900 757,101
Globe Telecom, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.53%), 4.20%
(f) (h) (j)
............... 600 585,451

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
130
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Hughes Satellite Systems Corp.
(d)
5.25% ,   08/01/26 ................. USD 738 $ 687,648
6.63% ,   08/01/26 ................. 735 596,989
Millicom International Cellular SA
(f)
6.25% ,   03/25/29 ................. 540 534,762
4.50% ,   04/27/31
(d)
................ 800 712,039
MTN Mauritius Investments Ltd.,
6.50%,  10/13/26
(f)
................ 400 402,235
Oztel Holdings SPC Ltd., 6.63%,  04/24/28
(f)
. 650 668,378
PLDT, Inc.
(f)
2.50% ,   01/23/31 ................. 200 173,843
3.45% ,   06/23/50 ................. 400 268,137
Rogers Communications, Inc.
2.90% ,   11/15/26 ................. 840 819,222
3.20% ,   03/15/27 ................. 1,030 1,007,401
5.00% ,   02/15/29 ................. 1,020 1,028,627
3.80% ,   03/15/32 ................. 1,625 1,485,979
5.30% ,   02/15/34 ................. 1,410 1,391,001
7.50% ,   08/15/38 ................. 595 679,346
4.50% ,   03/15/42 ................. 832 696,265
4.50% ,   03/15/43 ................. 653 540,737
5.45% ,   10/01/43 ................. 780 718,192
5.00% ,   03/15/44 ................. 739 644,275
4.30% ,   02/15/48 ................. 845 652,436
4.35% ,   05/01/49 ................. 1,393 1,079,443
3.70% ,   11/15/49 ................. 1,133 795,103
4.55% ,   03/15/52 ................. 1,515 1,194,118
Series NC5 , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.65%), 7.00% ,   04/15/55
(h)
......... 355 356,558
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.62%),
7.13% ,   04/15/55
(h)
............... 1,110 1,104,943
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.59%),
5.25% ,   03/15/82
(e) (h)
.............. 749 729,877
Sprint Spectrum Co. LLC, 5.15%,  03/20/28
(e)
. 591 595,331
Telefonica Europe BV, 8.25%,  09/15/30 .... 1,431 1,643,771
Telefonica Moviles Chile SA, 3.54%,  11/18/31
(f)
500 328,542
T-Mobile USA, Inc.
3.75% ,   04/15/27 ................. 3,434 3,397,294
5.38% ,   04/15/27 ................. 1,315 1,315,450
4.75% ,   02/01/28 ................. 1,346 1,346,976
2.05% ,   02/15/28 ................. 2,060 1,937,022
4.95% ,   03/15/28 ................. 1,235 1,253,952
4.80% ,   07/15/28 ................. 1,135 1,146,464
4.85% ,   01/15/29 ................. 1,306 1,319,792
2.63% ,   02/15/29 ................. 1,775 1,654,109
2.40% ,   03/15/29 ................. 698 644,954
3.38% ,   04/15/29 ................. 2,040 1,945,235
4.20% ,   10/01/29 ................. 975 963,133
3.88% ,   04/15/30 ................. 5,867 5,663,254
2.55% ,   02/15/31 ................. 2,544 2,255,052
2.88% ,   02/15/31 ................. 1,265 1,139,797
3.50% ,   04/15/31 ................. 2,438 2,265,899
2.25% ,   11/15/31 ................. 1,040 892,895
2.70% ,   03/15/32 ................. 1,140 989,863
5.13% ,   05/15/32 ................. 450 455,142
5.20% ,   01/15/33 ................. 1,095 1,100,467
5.05% ,   07/15/33 ................. 2,425 2,409,162
5.75% ,   01/15/34 ................. 810 842,160
5.15% ,   04/15/34 ................. 1,310 1,311,291
4.70% ,   01/15/35 ................. 1,070 1,026,744
5.30% ,   05/15/35 ................. 1,710 1,717,059
4.38% ,   04/15/40 ................. 1,859 1,623,570
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
3.00% ,   02/15/41 ................. USD 2,420 $ 1,732,245
4.50% ,   04/15/50 ................. 2,501 2,028,359
3.30% ,   02/15/51 ................. 2,872 1,888,494
3.40% ,   10/15/52 ................. 2,620 1,737,055
5.65% ,   01/15/53 ................. 1,610 1,539,446
5.75% ,   01/15/54 ................. 1,535 1,482,264
6.00% ,   06/15/54 ................. 1,025 1,024,101
5.50% ,   01/15/55 ................. 799 743,768
5.25% ,   06/15/55 ................. 1,460 1,310,058
5.88% ,   11/15/55 ................. 1,040 1,026,240
3.60% ,   11/15/60 ................. 1,410 922,595
5.80% ,   09/15/62 ................. 530 509,751
Turkcell Iletisim Hizmetleri A/S
(f)
5.80% ,   04/11/28 ................. 400 385,449
7.45% ,   01/24/30 ................. 400 401,630
7.65% ,   01/24/32 ................. 400 400,107
United States Cellular Corp., 6.70%,  12/15/33 539 583,433
Vmed O2 UK Financing I plc
(e)
4.25% ,   01/31/31 ................. 1,320 1,151,207
4.75% ,   07/15/31 ................. 1,405 1,234,508
7.75% ,   04/15/32 ................. 770 776,579
Vodafone Group plc
7.88% ,   02/15/30 ................. 1,200 1,379,619
6.25% ,   11/30/32 ................. 710 766,010
6.15% ,   02/27/37 ................. 524 553,979
5.00% ,   05/30/38 ................. 810 769,773
5.25% ,   05/30/48 ................. 1,020 921,760
4.88% ,   06/19/49 ................. 1,858 1,563,319
4.25% ,   09/17/50 ................. 1,497 1,134,903
5.63% ,   02/10/53 ................. 915 845,202
5.75% ,   06/28/54 ................. 1,505 1,421,304
5.13% ,   06/19/59 ................. 555 468,955
5.75% ,   02/10/63 ................. 435 397,237
5.88% ,   06/28/64 ................. 1,045 983,696
(5-Year USD Swap Semi + 4.87%),
7.00% ,   04/04/79
(h)
............... 2,005 2,061,773
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.45%),
3.25% ,   06/04/81
(h)
............... 500 480,857
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.77%),
4.13% ,   06/04/81
(h)
............... 1,005 894,291
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.07%),
5.13% ,   06/04/81
(h)
............... 940 699,396
Zegona Finance plc, 8.63%,  07/15/29
(e)
.... 890 948,307
115,675,232
Total Corporate Bonds — 30 .5%
(Cost: $ 10,690,170,977 ) ............................ 10,129,713,953
Floating Rate Loan Interests
Financial Services — 0.0%
Clover Holdings SPV III LLC, 1st Lien Term
Loan , 15.00%
,
12/06/27
(b) (h)
........... 49 48,061
Total Floating Rate Loan Interests — 0.0%
(Cost: $ 46,848 ) ................................. 48,061

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
131
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Foreign Agency Obligations
Argentina — 0.0%
Bonos Para La Reconstruccion De Una
Argentina Libre
3.00% , 05/31/26 .................. USD 2,950 $ 2,815,960
5.00% , 10/31/27 .................. 4,755 4,386,420
YPF SA
(f)
6.95% , 07/21/27 .................. 685 674,821
9.00% , 06/30/29
(d) (g)
................ 631 645,697
9.50% , 01/17/31 .................. 790 813,881
8.75% , 09/11/31
(d)
................. 680 689,759
7.00% , 09/30/33
(g)
................. 505 478,343
8.25% , 01/17/34
(d)
................. 1,000 973,168
7.00% , 12/15/47 .................. 550 464,152
11,942,201
Australia — 0.0%
(e)
Export Finance & Insurance Corp. , 3.88% ,
10/23/29 ....................... 720 721,281
NBN Co. Ltd.
1.45% , 05/05/26 .................. 1,565 1,520,699
1.63% , 01/08/27 .................. 495 474,135
4.00% , 10/01/27 .................. 435 432,387
5.75% , 10/06/28 .................. 1,290 1,346,896
4.25% , 10/01/29 .................. 430 427,191
2.63% , 05/05/31 .................. 1,513 1,356,191
2.50% , 01/08/32 .................. 530 457,174
6.00% , 10/06/33 .................. 1,000 1,062,986
7,798,940
Austria — 0.0%
Oesterreichische Kontrollbank AG
5.00% , 10/23/26 .................. 2,080 2,115,967
4.75% , 05/21/27 .................. 1,700 1,733,370
3.63% , 09/09/27 .................. 1,350 1,348,448
4.25% , 03/01/28 .................. 1,595 1,619,277
4.13% , 01/18/29 .................. 2,091 2,118,855
3.75% , 09/05/29 .................. 1,480 1,476,514
4.50% , 01/24/30 .................. 1,000 1,028,534
11,440,965
Azerbaijan — 0.0%
State Oil Co. of the Azerbaijan Republic , 6.95% ,
03/18/30
(f)
....................... 822 854,538
Bahrain — 0.0%
(f)
Bapco Energies BSC Closed , 8.38% , 11/07/28 600 636,104
Gulf International Bank BSC , 5.75% , 06/05/29 400 412,235
1,048,339
Belgium — 0.0%
Dexia SA
(e)
1.13% , 04/09/26 .................. 50 48,646
4.50% , 03/19/27
(d)
................. 935 943,740
4.75% , 01/24/30 .................. 520 533,313
1,525,699
Brazil — 0.0%
Centrais Eletricas Brasileiras SA , 4.63% ,
02/04/30
(d) (f)
...................... 600 564,236
Canada — 0.1%
CDP Financial, Inc.
(e)
1.00% , 05/26/26 .................. 695 673,807
4.25% , 07/25/28
(d)
................. 1,000 1,011,933
4.88% , 06/05/29
(d)
................. 1,360 1,408,623
4.63% , 01/24/30
(d)
................. 1,325 1,358,688
5.60% , 11/25/39 .................. 1,455 1,506,250
Security
Par (000)
Par (000) Value
Canada (continued)
CPPIB Capital, Inc.
(e)
0.88% , 09/09/26 .................. USD 2,265 $ 2,177,475
2.75% , 11/02/27 .................. 250 244,131
4.25% , 07/20/28
(d)
................. 655 664,105
1.25% , 01/28/31 .................. 1,700 1,462,082
Export Development Canada
4.38% , 06/29/26 .................. 35 35,213
3.00% , 05/25/27 .................. 1,085 1,068,742
3.88% , 02/14/28 .................. 4,855 4,881,578
4.13% , 02/13/29
(d)
................. 2,650 2,686,670
4.75% , 06/05/34 .................. 1,615 1,675,895
Hydro-Quebec
8.50% , 12/01/29 .................. 450 529,712
9.38% , 04/15/30 .................. 310 380,495
9.50% , 11/15/30 .................. 23 28,829
OMERS Finance Trust
(e)
4.38% , 03/20/30 .................. 450 456,331
5.50% , 11/15/33 .................. 1,000 1,058,733
4.00% , 04/19/52 .................. 795 623,166
Ontario Teachers' Finance Trust , 4.25% ,
04/25/28
(e)
...................... 4,300 4,345,365
Province of Ontario
(e)
0.88% , 09/21/26 .................. 115 110,413
4.63% , 04/10/29
(d)
................. 1,300 1,332,718
2.00% , 04/16/31 .................. 250 221,299
PSP Capital, Inc.
(e)
1.00% , 06/29/26
(d)
................. 415 401,163
1.63% , 10/26/28 .................. 90 83,647
30,427,063
Chile — 0.1%
Chile Electricity Lux Mpc II SARL
5.58% , 10/20/35
(d) (f)
................ 1,564 1,555,876
5.67% , 10/20/35
(e)
................. 600 601,705
Chile Electricity Lux MPC SARL , 6.01% ,
01/20/33
(f)
....................... 744 767,812
Corp. Nacional del Cobre de Chile
3.63% , 08/01/27
(d) (f)
................ 1,000 977,968
3.00% , 09/30/29
(d) (f)
................ 1,000 914,536
3.15% , 01/14/30
(f)
................. 1,000 916,639
3.75% , 01/15/31
(f)
................. 800 733,111
5.13% , 02/02/33
(f)
................. 800 770,358
5.95% , 01/08/34
(d) (f)
................ 1,600 1,617,500
6.33% , 01/13/35
(f)
................. 600 620,661
5.63% , 09/21/35
(e)
................. 400 395,023
6.44% , 01/26/36
(f)
................. 1,600 1,653,034
6.15% , 10/24/36
(e)
................. 400 406,528
4.25% , 07/17/42
(e)
................. 1,000 778,782
5.63% , 10/18/43
(f)
................. 1,200 1,089,604
4.88% , 11/04/44
(f)
................. 800 659,343
4.50% , 08/01/47
(f)
................. 1,250 965,641
4.38% , 02/05/49
(d) (f)
................ 1,200 895,371
3.70% , 01/30/50
(f)
................. 2,629 1,766,382
3.15% , 01/15/51
(f)
................. 400 241,962
6.30% , 09/08/53
(f)
................. 1,200 1,176,460
6.78% , 01/13/55
(f)
................. 600 610,014
Empresa de los Ferrocarriles del Estado
(f)
3.07% , 08/18/50 .................. 400 233,163
3.83% , 09/14/61 .................. 400 253,190
Empresa Nacional del Petroleo
(f)
5.25% , 11/06/29
(d)
................. 600 600,754
6.15% , 05/10/33 .................. 600 610,268
5.95% , 07/30/34
(d)
................. 1,000 1,004,487

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
132
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chile (continued)
4.50% , 09/14/47
(d)
................. USD 450 $ 335,670
23,151,842
China — 0.1%
(f)
China Development Bank
3.38% , 01/24/27 .................. 800 793,488
(1-day SOFR + 0.33%), 4.62% , 04/16/27
(h)
1,000 999,152
1.63% , 10/27/30 .................. 1,200 1,058,492
4.00% , 01/24/37 .................. 600 575,991
Chongqing Nan'an Urban Construction &
Development Group Co. Ltd. , 4.56% ,
06/10/26 ....................... 400 396,585
Export-Import Bank of China (The)
3.88% , 05/16/26 .................. 1,200 1,197,513
3.38% , 03/14/27 .................. 800 792,572
(SOFR Index + 0.38%), 4.70% , 11/05/27
(h)
800 800,569
3.25% , 11/28/27 .................. 600 590,454
4.00% , 11/28/47 .................. 600 516,085
Fujian Zhanglong Group Co. Ltd. , 6.70% ,
09/02/26 ....................... 600 611,037
Guangzhou Development District Holding
Group Co. Ltd. , 2.85% , 01/19/27 ....... 600 576,522
Huzhou City Investment Development Group
Co. Ltd. , 5.68% , 06/06/26 ............ 200 201,389
Industrial & Commercial Bank of China Ltd. , (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.37%), 3.20%
(h) (j)
.... 6,000 5,840,359
Shaoxing Shangyu State-owned Capital
Investment Operation Co. Ltd. , 5.60% ,
01/30/27 ....................... 400 402,874
Shaoxing Urban Development Group Co. Ltd. ,
2.50% , 08/19/26 .................. 600 575,973
Wuhan Metro Group Co. Ltd. , 4.25% , 09/13/27 400 397,918
Wuhan Urban Construction Group Co. Ltd. ,
5.70% , 06/24/27 .................. 400 405,348
16,732,321
Colombia — 0.0%
Ecopetrol SA
8.63% , 01/19/29 .................. 1,000 1,045,292
6.88% , 04/29/30 .................. 2,000 1,942,270
4.63% , 11/02/31 .................. 1,150 939,284
7.75% , 02/01/32 .................. 1,800 1,715,948
8.88% , 01/13/33 .................. 2,200 2,200,512
8.38% , 01/19/36 .................. 1,850 1,732,904
7.38% , 09/18/43
(d)
................. 900 728,518
5.88% , 05/28/45 .................. 2,050 1,373,518
5.88% , 11/02/51 .................. 700 446,504
Empresas Publicas de Medellin ESP
(f)
4.25% , 07/18/29 .................. 1,200 1,078,714
4.38% , 02/15/31
(d)
................. 400 344,360
Grupo Energia Bogota SA ESP
(f)
4.88% , 05/15/30 .................. 200 196,448
7.85% , 11/09/33 .................. 600 668,828
14,413,100
Costa Rica — 0.0%
Instituto Costarricense de Electricidad , 6.38% ,
05/15/43
(d) (f)
...................... 400 354,217
Finland — 0.0%
Kuntarahoitus OYJ
(e)
4.25% , 01/31/29 .................. 1,300 1,321,275
4.25% , 04/01/30 .................. 1,000 1,017,171
2,338,446
Security
Par (000)
Par (000) Value
France — 0.2%
Agence Francaise de Developpement EPIC
(f)
4.00% , 06/15/27 .................. USD 1,600 $ 1,600,174
4.00% , 09/21/27 .................. 600 600,321
Caisse d'Amortissement de la Dette Sociale
(e)
4.88% , 09/19/26 .................. 4,000 4,050,934
4.25% , 01/24/27 .................. 3,500 3,521,250
3.75% , 09/12/27
(d)
................. 3,000 2,995,046
3.75% , 05/24/28 .................. 9,675 9,647,018
4.50% , 05/22/29 .................. 4,135 4,225,858
4.75% , 01/22/30 .................. 1,255 1,295,668
1.00% , 10/21/30 .................. 2,000 1,703,662
1.38% , 01/20/31 .................. 2,460 2,121,404
2.13% , 01/26/32 .................. 590 516,671
Electricite de France SA
5.70% , 05/23/28
(e)
................. 1,145 1,181,226
4.50% , 09/21/28
(e)
................. 2,660 2,651,673
5.65% , 04/22/29
(e)
................. 1,375 1,426,865
6.25% , 05/23/33
(e)
................. 1,485 1,564,111
5.95% , 04/22/34
(d) (e)
................ 900 931,507
5.75% , 01/13/35
(e)
................. 600 611,373
4.75% , 10/13/35
(e)
................. 615 581,922
4.88% , 09/21/38
(e)
................. 830 748,251
6.95% , 01/26/39
(e)
................. 1,839 2,020,798
5.60% , 01/27/40
(e)
................. 840 830,599
4.88% , 01/22/44
(e)
................. 1,200 1,027,327
4.95% , 10/13/45
(e)
................. 1,543 1,326,388
5.00% , 09/21/48
(e)
................. 1,151 988,630
6.90% , 05/23/53
(e)
................. 935 988,619
6.38% , 01/13/55
(e)
................. 665 657,289
5.25% , 10/13/55
(e)
................. 250 211,164
6.00% , 04/22/64
(e)
................. 880 820,942
4.50% , 12/04/69
(f)
................. 1,800 1,230,357
6.00% , 01/22/2114
(e)
............... 522 498,773
52,575,820
Germany — 0.2%
Kreditanstalt fuer Wiederaufbau
4.63% , 08/07/26 .................. 3,390 3,424,840
1.00% , 10/01/26 .................. 3,585 3,450,571
4.38% , 03/01/27 .................. 6,080 6,154,376
3.00% , 05/20/27 .................. 1,590 1,568,639
3.50% , 08/27/27 .................. 1,520 1,515,538
4.13% , 01/31/28 .................. 655 662,738
3.75% , 02/15/28 .................. 3,890 3,903,484
2.88% , 04/03/28 .................. 3,791 3,711,756
3.88% , 06/15/28 .................. 4,055 4,083,453
4.00% , 03/15/29 .................. 5,272 5,331,578
1.75% , 09/14/29 .................. 2,064 1,899,843
4.63% , 03/18/30 .................. 1,185 1,230,868
3.75% , 07/15/30 .................. 465 464,416
0.75% , 09/30/30 .................. 3,125 2,662,096
4.75% , 10/29/30 .................. 1,800 1,882,282
4.13% , 07/15/33 .................. 10,655 10,612,940
4.38% , 02/28/34 .................. 3,145 3,185,923
0.00% , 04/18/36
(k)
................. 1,255 783,207
0.00% , 06/29/37
(k)
................. 1,354 798,837
Landeskreditbank Baden-Wuerttemberg
Foerderbank
(f)
4.00% , 01/22/27 .................. 200 200,667
4.38% , 02/15/28 .................. 90 91,503
1.38% , 10/12/28 .................. 225 208,026
Landwirtschaftliche Rentenbank
1.75% , 07/27/26 .................. 1,471 1,434,682
1.75% , 01/14/27
(f)
................. 1,375 1,330,013
3.88% , 09/28/27
(d)
................. 560 562,987

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
133
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
2.50% , 11/15/27 .................. USD 2,058 $ 2,001,786
1.00% , 02/25/28
(f)
................. 1,715 1,594,170
Series 44 , 3.88% , 06/14/28 ........... 1,520 1,529,989
4.63% , 04/17/29 .................. 915 946,186
3.00% , 05/21/29
(f)
................. 1,950 1,896,612
0.88% , 09/03/30 .................. 2,161 1,855,441
4.13% , 02/06/31
(f)
................. 1,170 1,182,720
5.00% , 10/24/33 .................. 2,640 2,783,016
NRW Bank
4.63% , 03/08/27
(f)
................. 438 444,205
75,389,388
Hong Kong — 0.1%
Airport Authority
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.70%),
2.10%
(f) (h) (j)
.................... 800 779,699
1.75% , 01/12/27
(e)
................. 800 769,449
4.75% , 01/12/28
(e)
................. 1,000 1,015,958
(7-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.74%),
2.40%
(f) (h) (j)
.................... 400 373,964
4.75% , 07/15/28
(d) (e)
................ 1,400 1,427,750
3.45% , 02/21/29
(f)
................. 200 194,690
4.88% , 01/12/30
(e)
................. 800 820,954
4.88% , 07/15/30
(d) (e)
................ 1,200 1,236,091
1.63% , 02/04/31
(e)
................. 1,000 866,943
2.50% , 01/12/32
(d) (e)
................ 2,000 1,753,997
4.88% , 01/12/33
(e)
................. 800 810,994
5.13% , 01/15/35
(d) (e)
................ 1,200 1,241,316
2.63% , 02/04/51
(d) (e)
................ 400 248,587
3.25% , 01/12/52
(d) (e)
................ 1,200 844,595
3.50% , 01/12/62
(d) (e)
................ 600 420,754
Hong Kong Mortgage Corp. Ltd. (The)
(f)
4.13% , 10/18/27 .................. 400 400,763
4.88% , 09/13/28 .................. 800 819,410
MTR Corp. Ltd. , 1.63% , 08/19/30
(f)
........ 1,293 1,141,282
15,167,196
Hungary — 0.0%
(f)
Magyar Export-Import Bank Zrt. , 6.13% ,
12/04/27 ....................... 1,200 1,222,204
MFB Magyar Fejlesztesi Bank Zrt. , 6.50% ,
06/29/28 ....................... 1,200 1,234,804
MVM Energetika Zrt.
7.50% , 06/09/28 .................. 600 627,426
6.50% , 03/13/31 .................. 800 817,180
3,901,614
India — 0.0%
(f)
Canara Bank , 4.90% , 09/11/29 ........... 200 201,113
Export-Import Bank of India
3.38% , 08/05/26 .................. 850 837,198
3.88% , 02/01/28 .................. 1,200 1,175,160
3.25% , 01/15/30 .................. 1,100 1,024,361
2.25% , 01/13/31 .................. 1,000 865,410
5.50% , 01/18/33 .................. 1,000 1,018,565
5.50% , 01/13/35 .................. 600 604,662
Indian Railway Finance Corp. Ltd.
3.57% , 01/21/32 .................. 600 545,082
3.95% , 02/13/50 .................. 200 150,669
NTPC Ltd. , 4.50% , 03/19/28 ............ 400 399,224
Oil & Natural Gas Corp. Ltd. , 3.38% , 12/05/29 200 189,042
Oil India Ltd. , 5.13% , 02/04/29 ........... 600 608,244
Power Finance Corp. Ltd.
3.75% , 12/06/27 .................. 400 390,591
Security
Par (000)
Par (000) Value
India (continued)
5.25% , 08/10/28 .................. USD 200 $ 202,084
6.15% , 12/06/28 .................. 600 623,855
4.50% , 06/18/29 .................. 600 586,856
3.90% , 09/16/29 .................. 400 381,489
3.95% , 04/23/30 .................. 800 759,124
3.35% , 05/16/31 .................. 400 363,765
10,926,494
Indonesia — 0.1%
(f)
Bank Negara Indonesia Persero Tbk. PT
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.47%),
4.30%
(h) (j)
..................... 600 563,706
5.28% , 04/05/29 .................. 600 601,094
Hutama Karya Persero PT , 3.75% , 05/11/30 .. 650 613,137
Pelabuhan Indonesia Persero PT , 5.38% ,
05/05/45 ....................... 420 377,437
Pertamina Persero PT
3.65% , 07/30/29
(d)
................. 800 762,366
3.10% , 01/21/30
(d)
................. 400 369,436
3.10% , 08/27/30 .................. 1,000 913,935
2.30% , 02/09/31 .................. 600 517,926
6.50% , 05/27/41 .................. 400 406,307
6.00% , 05/03/42 .................. 1,028 989,019
5.63% , 05/20/43 .................. 1,200 1,106,393
6.45% , 05/30/44 .................. 1,800 1,813,496
6.50% , 11/07/48 .................. 600 605,468
4.70% , 07/30/49
(d)
................. 1,000 796,891
4.18% , 01/21/50 .................. 1,000 729,295
4.15% , 02/25/60 .................. 800 548,611
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
4.13% , 05/15/27
(d)
................. 1,611 1,588,568
5.45% , 05/21/28 .................. 1,000 1,014,825
5.38% , 01/25/29 .................. 400 404,906
3.88% , 07/17/29 .................. 600 574,427
3.38% , 02/05/30 .................. 600 559,938
3.00% , 06/30/30 .................. 400 363,709
5.25% , 10/24/42 .................. 800 698,701
5.25% , 05/15/47 .................. 400 341,876
6.15% , 05/21/48 .................. 1,200 1,152,943
6.25% , 01/25/49 .................. 400 387,410
4.88% , 07/17/49 .................. 800 641,248
4.38% , 02/05/50 .................. 400 295,793
4.00% , 06/30/50 .................. 1,000 691,161
Sarana Multi Infrastruktur Perusahaan
Perseroan Persero PT , 2.05% , 05/11/26 .. 400 384,866
20,814,888
Israel — 0.0%
Israel Electric Corp. Ltd.
(f)
7.75% , 12/15/27 .................. 250 266,120
4.25% , 08/14/28
(e)
................. 1,000 971,711
3.75% , 02/22/32
(e)
................. 400 357,463
1,595,294
Japan — 0.1%
Development Bank of Japan, Inc.
(e)
1.25% , 10/20/26
(d)
................. 565 543,507
3.25% , 04/28/27
(d)
................. 729 718,823
4.63% , 04/10/29 .................. 1,000 1,023,977
1.88% , 08/28/29 .................. 1,000 916,266
1.00% , 08/27/30 .................. 160 136,912
1.25% , 01/28/31 .................. 1,000 855,694
4.50% , 01/30/34 .................. 500 502,008
4.88% , 01/16/35 .................. 500 519,572

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
134
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Japan (continued)
Japan Bank for International Cooperation
1.88% , 07/21/26 .................. USD 330 $ 321,985
2.25% , 11/04/26 .................. 2,636 2,572,294
1.63% , 01/20/27 .................. 365 351,273
2.88% , 06/01/27 .................. 4,029 3,944,310
2.88% , 07/21/27 .................. 1,370 1,341,798
4.63% , 07/22/27 .................. 1,000 1,016,416
4.38% , 10/05/27 .................. 120 121,550
2.75% , 11/16/27 .................. 1,580 1,538,695
4.63% , 07/19/28 .................. 1,395 1,428,224
3.25% , 07/20/28 .................. 1,975 1,940,743
3.50% , 10/31/28 .................. 904 894,004
2.13% , 02/16/29 .................. 1,465 1,373,021
2.00% , 10/17/29 .................. 680 625,257
1.25% , 01/21/31 .................. 2,220 1,903,013
4.38% , 01/24/31 .................. 490 497,573
1.88% , 04/15/31 .................. 4,250 3,758,426
4.63% , 04/17/34 .................. 1,060 1,077,118
Japan International Cooperation Agency
2.13% , 10/20/26 .................. 525 511,055
2.75% , 04/27/27 .................. 1,293 1,262,230
3.25% , 05/25/27 .................. 865 851,383
3.38% , 06/12/28 .................. 125 123,000
4.75% , 05/21/29 .................. 1,735 1,785,409
1.00% , 07/22/30 .................. 1,950 1,668,975
36,124,511
Kazakhstan — 0.0%
(f)
Development Bank of Kazakhstan JSC , 5.25% ,
10/23/29 ....................... 400 395,985
Fund of National Welfare Samruk-Kazyna JSC ,
2.00% , 10/28/26 .................. 400 378,032
774,017
Malaysia — 0.0%
(f)
Export-Import Bank of Malaysia Bhd. , 1.83% ,
11/26/26 ........................ 400 384,941
Petroliam Nasional Bhd. , 7.63% , 10/15/26 ... 515 537,719
922,660
Mexico — 0.2%
Comision Federal de Electricidad
(f)
4.75% , 02/23/27
(d)
................. 400 398,665
4.69% , 05/15/29 .................. 1,200 1,155,951
5.70% , 01/24/30 .................. 400 392,185
3.35% , 02/09/31 .................. 1,200 1,030,995
3.88% , 07/26/33 .................. 1,100 906,413
6.45% , 01/24/35 .................. 600 574,566
5.75% , 02/14/42 .................. 600 511,988
6.13% , 06/16/45
(d)
................. 600 514,084
4.68% , 02/09/51 .................. 600 404,769
6.26% , 02/15/52 .................. 400 335,572
Petroleos Mexicanos
6.88% , 08/04/26
(d)
................. 2,550 2,518,464
6.49% , 01/23/27 .................. 1,730 1,691,868
6.50% , 03/13/27 .................. 4,063 3,971,978
5.35% , 02/12/28 .................. 2,182 2,018,725
6.50% , 01/23/29 .................. 1,250 1,157,430
8.75% , 06/02/29 .................. 2,000 1,966,892
6.84% , 01/23/30 .................. 2,200 1,961,670
5.95% , 01/28/31 .................. 3,696 3,058,715
6.70% , 02/16/32 .................. 6,650 5,695,591
10.00% , 02/07/33
(d)
................ 1,950 1,952,152
6.63% , 06/15/35 .................. 2,720 2,101,169
6.50% , 06/02/41 .................. 1,500 1,033,979
5.50% , 06/27/44
(d)
................. 755 469,164
Security
Par (000)
Par (000) Value
Mexico (continued)
6.38% , 01/23/45
(d)
................. USD 1,250 $ 826,374
5.63% , 01/23/46
(d)
................. 700 436,672
6.75% , 09/21/47 .................. 5,500 3,684,840
6.35% , 02/12/48
(d)
................. 1,570 1,010,379
7.69% , 01/23/50 .................. 7,866 5,735,224
6.95% , 01/28/60 .................. 3,689 2,452,692
49,969,166
Morocco — 0.0%
OCP SA
6.10% , 04/30/30
(e)
................. 425 425,355
3.75% , 06/23/31
(f)
................. 800 706,255
6.75% , 05/02/34
(f)
................. 1,200 1,211,074
6.70% , 03/01/36
(e)
................. 495 489,939
6.88% , 04/25/44
(f)
................. 600 563,665
5.13% , 06/23/51
(f)
................. 1,000 733,281
7.50% , 05/02/54
(f)
................. 800 786,270
4,915,839
Netherlands — 0.0%
BNG Bank NV
(e)
0.88% , 05/18/26
(d)
................. 530 513,691
3.63% , 10/01/26 .................. 2,500 2,494,082
4.50% , 03/01/27 .................. 1,700 1,720,576
4.38% , 02/11/28 .................. 45 45,765
3.50% , 05/19/28 .................. 10 9,932
4.25% , 01/25/29 .................. 2,500 2,539,700
4.75% , 02/01/30 .................. 2,000 2,075,456
Nederlandse Financierings-Maatschappij voor
Ontwikkelingslanden NV
(f)
4.75% , 11/15/28 .................. 1,000 1,033,133
4.50% , 06/12/29 .................. 200 205,230
3.75% , 10/10/29 .................. 200 199,103
Nederlandse Waterschapsbank NV
(e)
4.00% , 06/01/28 .................. 535 539,215
4.38% , 02/28/29
(d)
................. 1,200 1,224,914
4.50% , 01/16/30 .................. 405 416,033
1.00% , 05/28/30 .................. 55 47,700
13,064,530
Nigeria — 0.0%
Africa Finance Corp. , 5.55% , 10/08/29
(e)
.... 400 394,888
Norway — 0.1%
Equinor ASA
3.00% , 04/06/27 .................. 901 885,930
7.25% , 09/23/27 .................. 444 476,771
3.63% , 09/10/28 .................. 1,798 1,775,650
6.50% , 12/01/28
(e)
................. 1,050 1,127,497
3.13% , 04/06/30 .................. 1,850 1,749,050
2.38% , 05/22/30 .................. 1,786 1,624,726
3.63% , 04/06/40 .................. 535 435,470
5.10% , 08/17/40 .................. 739 714,399
4.25% , 11/23/41 .................. 702 598,682
3.95% , 05/15/43 .................. 1,111 898,630
4.80% , 11/08/43 .................. 524 470,114
3.25% , 11/18/49 .................. 1,556 1,046,739
3.70% , 04/06/50 .................. 1,240 911,898
Kommunalbanken AS
(e)
1.50% , 01/20/27 .................. 739 710,651
4.00% , 01/19/28 .................. 4,550 4,583,548
4.50% , 09/01/28 .................. 5 5,121
4.25% , 01/24/29 .................. 1,300 1,321,860
3.63% , 09/04/29 .................. 1,500 1,487,258
1.13% , 06/14/30
(d)
................. 705 614,083
21,438,077

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
135
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pakistan — 0.0%
Pakistan Water & Power Development
Authority , 7.50% , 06/04/31
(f)
........... USD 400 $ 286,716
Panama — 0.0%
(f)
Aeropuerto Internacional de Tocumen SA
4.00% , 08/11/41 .................. 400 291,615
5.13% , 08/11/61 .................. 1,400 946,397
Autoridad del Canal de Panama , 4.95% ,
07/29/35 ....................... 200 189,190
Empresa de Transmision Electrica SA , 5.13% ,
05/02/49 ....................... 400 293,598
1,720,800
Peru — 0.0%
(f)
Corp. Financiera de Desarrollo SA
2.40% , 09/28/27 .................. 400 375,095
5.95% , 04/30/29 .................. 400 410,170
Fondo MIVIVIENDA SA , 4.63% , 04/12/27 ... 550 544,846
Petroleos del Peru SA
4.75% , 06/19/32 .................. 800 586,571
5.63% , 06/19/47
(d)
................. 2,000 1,220,141
3,136,823
Philippines — 0.0%
Bangko Sentral ng Pilipinas International Bond ,
8.60% , 06/15/27
(d)
................. 387 417,478
Development Bank of the Philippines , 2.38% ,
03/11/31
(f)
....................... 400 351,305
ROP Sukuk Trust , 5.05% , 06/06/29
(f)
....... 800 814,354
1,583,137
Poland — 0.0%
Bank Gospodarstwa Krajowego
(f)
6.25% , 10/31/28 .................. 1,000 1,051,534
5.38% , 05/22/33 .................. 1,600 1,610,083
5.75% , 07/09/34 .................. 1,600 1,634,716
6.25% , 07/09/54 .................. 1,800 1,791,823
6,088,156
Qatar — 0.0%
QatarEnergy
(f)
1.38% , 09/12/26 .................. 1,400 1,342,632
2.25% , 07/12/31 .................. 3,400 2,977,501
3.13% , 07/12/41 .................. 3,400 2,490,227
3.30% , 07/12/51 .................. 4,000 2,687,770
9,498,130
Republic of Turkiye — 0.0%
(f)
Turkiye Ihracat Kredi Bankasi A/S
5.75% , 07/06/26 .................. 800 794,268
9.00% , 01/28/27 .................. 600 623,001
7.50% , 02/06/28 .................. 400 403,619
Turkiye Vakiflar Bankasi TAO
5.50% , 10/01/26 .................. 400 396,324
9.00% , 10/12/28 .................. 800 840,039
6.88% , 01/07/30 .................. 400 388,014
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.67%), 8.99% ,
10/05/34
(h)
.................... 800 810,257
Turkiye Varlik Fonu Yonetimi A/S , 8.25% ,
02/14/29 ....................... 400 407,845
4,663,367
Saudi Arabia — 0.1%
(f)
KSA Sukuk Ltd.
5.25% , 06/04/27 .................. 1,600 1,623,795
5.25% , 06/04/30 .................. 1,400 1,431,501
5.25% , 06/04/34 .................. 2,200 2,252,578
Security
Par (000)
Par (000) Value
Saudi Arabia (continued)
Saudi Arabian Oil Co.
3.50% , 04/16/29 .................. USD 3,000 $ 2,876,398
2.25% , 11/24/30 .................. 2,000 1,759,569
5.25% , 07/17/34 .................. 2,000 2,014,841
4.25% , 04/16/39 .................. 2,800 2,408,282
4.38% , 04/16/49 .................. 2,700 2,126,213
3.25% , 11/24/50 .................. 2,200 1,399,579
5.75% , 07/17/54 .................. 2,000 1,861,928
5.88% , 07/17/64 .................. 2,000 1,833,003
3.50% , 11/24/70 .................. 2,200 1,311,092
SRC Sukuk Ltd.
5.00% , 02/27/28 .................. 1,000 1,009,670
5.38% , 02/27/35 .................. 1,000 1,015,427
24,923,876
Serbia — 0.0%
Telecommunications co Telekom Srbija AD
Belgrade , 7.00% , 10/28/29
(f)
.......... 800 793,736
Singapore — 0.0%
(f)
Bayfront Infrastructure Management Pte. Ltd. ,
4.26% , 05/16/26 .................. 400 400,641
Clifford Capital Pte. Ltd.
3.38% , 03/07/28 .................. 200 196,509
4.78% , 01/14/30 .................. 200 206,213
803,363
South Africa — 0.0%
Eskom Holdings SOC Ltd.
(f)
4.31% , 07/23/27 .................. 400 381,486
6.35% , 08/10/28 .................. 840 830,480
1,211,966
South Korea — 0.2%
Export-Import Bank of Korea
2.63% , 05/26/26 .................. 1,200 1,179,867
3.25% , 08/12/26 .................. 800 790,648
1.13% , 12/29/26 .................. 800 761,593
4.63% , 01/11/27 .................. 800 806,702
1.63% , 01/18/27 .................. 1,000 958,716
2.38% , 04/21/27 .................. 600 580,157
4.00% , 09/11/27 .................. 800 797,852
4.25% , 09/15/27 .................. 1,000 1,002,373
4.13% , 10/17/27 .................. 200 200,108
5.00% , 01/11/28 .................. 1,600 1,634,902
4.63% , 01/14/28 .................. 800 810,248
5.13% , 09/18/28 .................. 1,000 1,030,487
1.75% , 10/19/28
(f)
................. 800 738,166
(1-day SOFR + 0.88%), 5.20% , 11/21/28
(f) (h)
650 656,081
4.50% , 01/11/29 .................. 800 806,756
4.00% , 09/11/29
(d)
................. 800 792,056
(1-day SOFR + 0.82%), 5.13% , 09/11/29
(h)
600 605,216
4.88% , 01/14/30 .................. 1,000 1,025,423
1.25% , 09/21/30 .................. 600 512,528
1.38% , 02/09/31
(d)
................. 600 510,766
2.13% , 01/18/32
(d)
................. 400 340,204
4.50% , 09/15/32 .................. 800 786,653
5.13% , 01/11/33 .................. 800 817,958
4.63% , 06/07/33
(f)
................. 400 396,800
5.13% , 09/18/33 .................. 600 613,688
4.63% , 01/11/34
(d)
................. 600 591,711
5.25% , 01/14/35 .................. 400 413,600
2.50% , 06/29/41 .................. 400 278,679
Incheon International Airport Corp. , 1.25% ,
05/04/26
(f)
....................... 200 194,052
Industrial Bank of Korea
(f)

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
136
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
South Korea (continued)
5.38% , 10/04/28 .................. USD 600 $ 622,396
4.00% , 09/30/29 .................. 400 396,113
Korea Development Bank (The)
0.80% , 07/19/26 .................. 1,000 960,348
1.00% , 09/09/26 .................. 810 776,296
2.00% , 09/12/26 .................. 200 194,251
5.38% , 10/23/26 .................. 600 610,876
4.63% , 02/15/27 .................. 1,800 1,816,364
2.25% , 02/24/27 .................. 200 193,513
1.38% , 04/25/27 .................. 800 758,615
4.75% , 06/26/27
(f)
................. 1,000 1,012,728
4.13% , 10/16/27
(d)
................. 400 400,074
4.63% , 02/03/28
(d)
................. 800 810,569
4.38% , 02/15/28 .................. 1,200 1,208,099
5.38% , 10/23/28 .................. 600 624,256
4.50% , 02/15/29
(d)
................. 1,200 1,212,527
4.88% , 02/03/30 .................. 1,200 1,229,738
(1-day SOFR + 0.76%), 5.08% , 02/03/30
(h)
800 801,026
1.63% , 01/19/31 .................. 300 258,572
2.00% , 04/01/31
(f)
................. 200 175,581
2.00% , 10/25/31 .................. 400 346,526
4.25% , 09/08/32 .................. 400 387,537
4.38% , 02/15/33 .................. 800 780,369
5.63% , 10/23/33 .................. 600 635,213
Korea Electric Power Corp.
(f)
5.38% , 07/31/26 .................. 600 607,643
1.13% , 09/24/26 .................. 400 382,956
4.88% , 01/31/27 .................. 1,400 1,413,471
4.00% , 06/14/27 .................. 400 397,515
4.75% , 02/13/28 .................. 400 404,261
5.50% , 04/06/28 .................. 200 206,059
Korea Expressway Corp.
(f)
1.13% , 05/17/26
(d)
................. 600 580,701
5.00% , 05/14/27 .................. 400 406,256
Korea Gas Corp.
1.13% , 07/13/26
(f)
................. 400 385,262
2.25% , 07/18/26
(f)
................. 600 585,486
3.88% , 07/13/27
(f)
................. 400 396,864
3.13% , 07/20/27
(f)
................. 200 195,392
4.88% , 07/05/28
(f)
................. 200 203,184
5.00% , 07/08/29
(d) (f)
................ 600 613,181
2.88% , 07/16/29
(d) (f)
................ 700 658,820
2.00% , 07/13/31
(d) (f)
................ 600 520,670
6.25% , 01/20/42
(e)
................. 600 659,034
Korea Housing Finance Corp.
(f)
5.38% , 11/15/26 .................. 400 406,787
4.88% , 08/27/27 .................. 400 405,932
4.63% , 02/24/28
(d)
................. 1,000 1,010,105
4.13% , 03/12/28 .................. 600 598,177
5.13% , 01/21/30 .................. 200 206,134
4.63% , 02/24/33 .................. 400 394,678
Korea Hydro & Nuclear Power Co. Ltd.
(f)
3.13% , 07/25/27 .................. 400 390,126
4.25% , 07/27/27 .................. 600 599,415
5.00% , 07/18/28 .................. 400 406,925
4.63% , 07/29/29 .................. 600 602,576
Korea Land & Housing Corp. , 4.25% , 10/22/27
(f)
400 400,539
Korea Mine Rehabilitation & Mineral Resources
Corp.
(f)
4.13% , 04/20/27 .................. 400 397,441
5.38% , 05/11/28 .................. 400 409,280
5.13% , 05/08/29 .................. 400 405,993
Korea National Oil Corp.
(f)
2.50% , 10/24/26 .................. 200 194,650
5.25% , 11/14/26 .................. 200 202,666
Security
Par (000)
Par (000) Value
South Korea (continued)
(1-day SOFR + 1.08%), 5.40% , 11/14/26
(h)
USD 800 $ 804,617
3.38% , 03/27/27 .................. 400 393,411
4.88% , 04/03/27 .................. 600 606,501
2.13% , 04/18/27 .................. 600 575,279
4.88% , 04/03/28 .................. 600 607,994
4.88% , 04/03/29 .................. 600 608,537
4.25% , 09/30/29 .................. 400 396,229
1.63% , 10/05/30 .................. 800 688,595
2.38% , 04/07/31 .................. 400 355,210
2.63% , 04/18/32 .................. 200 172,920
Korea SMEs & Startups Agency , 2.13% ,
08/30/26
(f)
....................... 400 388,884
58,091,933
Supranational — 1.2%
Africa Finance Corp.
2.88% , 04/28/28
(e)
................. 600 552,137
3.75% , 10/30/29
(f)
................. 600 548,220
African Development Bank
0.88% , 07/22/26 .................. 5,008 4,835,538
4.63% , 01/04/27 .................. 2,385 2,419,791
4.13% , 02/25/27 .................. 1,670 1,681,860
4.38% , 11/03/27 .................. 2,330 2,370,192
4.38% , 03/14/28 .................. 2,284 2,328,684
3.50% , 09/18/29 .................. 560 553,784
4.00% , 03/18/30 .................. 1,965 1,982,923
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.58%),
5.75%
(h) (j)
..................... 1,000 952,655
African Export-Import Bank (The)
(e)
2.63% , 05/17/26 .................. 225 217,794
3.99% , 09/21/29 .................. 700 652,177
3.80% , 05/17/31 .................. 925 815,345
Arab Energy Fund  (The)
(e)
1.48% , 10/06/26 .................. 70 67,072
5.43% , 05/02/29 .................. 655 675,342
Asian Development Bank
4.88% , 05/21/26 .................. 3,090 3,121,826
1.75% , 08/14/26 .................. 1,005 979,790
2.63% , 01/12/27 .................. 1,234 1,212,278
4.13% , 01/12/27 .................. 3,300 3,322,684
1.50% , 01/20/27 .................. 3,735 3,599,176
2.38% , 08/10/27 .................. 600 583,657
6.22% , 08/15/27 .................. 378 396,266
3.13% , 08/20/27 .................. 4,205 4,157,152
2.50% , 11/02/27 .................. 1,968 1,914,781
4.38% , 01/14/28 .................. 345 351,539
2.75% , 01/19/28 .................. 1,255 1,226,156
3.75% , 04/25/28
(d)
................. 3,149 3,158,613
1.25% , 06/09/28 .................. 1,785 1,660,227
5.82% , 06/16/28 .................. 755 801,326
4.50% , 08/25/28 .................. 3,350 3,437,171
3.13% , 09/26/28 .................. 808 794,344
4.88% , 09/26/28 .................. 55 55,644
6.38% , 10/01/28
(d)
................. 680 730,132
4.38% , 03/06/29 .................. 3,337 3,418,097
1.88% , 03/15/29 .................. 545 509,400
4.95% , 04/12/29 .................. 95 95,315
3.63% , 08/28/29 .................. 2,250 2,238,995
1.75% , 09/19/29 .................. 2,621 2,409,500
1.88% , 01/24/30 .................. 4,611 4,232,961
4.75% , 02/12/30 .................. 15 15,184
0.75% , 10/08/30 .................. 2,430 2,066,496
1.50% , 03/04/31 .................. 1,270 1,113,806
3.13% , 04/27/32 .................. 580 548,910

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
137
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Supranational (continued)
3.88% , 09/28/32 .................. USD 690 $ 683,434
4.00% , 01/12/33 .................. 2,970 2,958,292
3.88% , 06/14/33 .................. 9,490 9,357,508
4.13% , 01/12/34 .................. 874 869,402
4.38% , 03/22/35 .................. 1,445 1,461,661
Asian Infrastructure Investment Bank (The)
4.88% , 09/14/26 .................. 1,975 2,004,169
4.00% , 01/15/27
(f)
................. 155 155,679
3.75% , 09/14/27 .................. 1,355 1,358,217
4.00% , 01/18/28 .................. 2,165 2,184,858
4.13% , 01/18/29 .................. 2,662 2,701,675
4.50% , 01/16/30 .................. 845 870,193
4.25% , 03/13/34 .................. 2,390 2,390,700
Banque Ouest Africaine de Developpement
(e)
5.00% , 07/27/27
(d)
................. 655 639,767
4.70% , 10/22/31 .................. 200 180,830
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.22%), 8.20% ,
02/13/55
(h)
.................... 500 496,145
Corp. Andina de Fomento
2.25% , 02/08/27 .................. 900 872,374
6.00% , 04/26/27 .................. 1,725 1,788,578
4.13% , 01/07/28 .................. 1,015 1,018,829
5.00% , 01/24/29 .................. 2,174 2,241,334
5.00% , 01/22/30 .................. 55 56,847
Council of Europe Development Bank
3.75% , 05/25/26 .................. 1,215 1,213,596
0.88% , 09/22/26 .................. 1,245 1,197,110
4.63% , 06/11/27 .................. 815 830,006
3.63% , 01/26/28 .................. 425 424,508
4.13% , 01/24/29 .................. 1,725 1,748,933
4.50% , 01/15/30 .................. 630 649,039
Eurofima Europaeische Gesellschaft fuer die
Finanzierung von Eisenbahnmaterial , 4.88% ,
07/22/26
(f)
....................... 200 202,134
European Bank for Reconstruction &
Development
4.38% , 03/09/28 .................. 1,985 2,023,573
4.13% , 01/25/29 .................. 2,840 2,880,812
4.25% , 03/13/34 .................. 1,730 1,731,170
European Investment Bank
0.75% , 10/26/26 .................. 1,353 1,295,221
0.00% , 11/06/26
(k)
................. 230 217,515
1.38% , 03/15/27 .................. 3,060 2,934,060
4.38% , 03/19/27 .................. 3,490 3,534,357
2.38% , 05/24/27 .................. 2,030 1,977,358
0.63% , 10/21/27 .................. 635 590,516
3.25% , 11/15/27 .................. 1,428 1,415,293
3.88% , 03/15/28 .................. 3,230 3,251,386
4.50% , 10/16/28 .................. 3,877 3,981,672
4.00% , 02/15/29 .................. 6,755 6,829,950
1.75% , 03/15/29 .................. 1,530 1,424,138
4.75% , 06/15/29 .................. 5,305 5,513,138
1.63% , 10/09/29 .................. 1,202 1,098,775
3.75% , 11/15/29 .................. 5,125 5,126,833
4.50% , 03/14/30 .................. 815 841,660
0.88% , 05/17/30 .................. 1,330 1,154,032
3.63% , 07/15/30 .................. 3,310 3,282,318
0.75% , 09/23/30 .................. 2,326 1,983,371
1.25% , 02/14/31 .................. 3,260 2,824,376
1.63% , 05/13/31 .................. 565 497,737
4.38% , 10/10/31 .................. 4,140 4,237,702
3.75% , 02/14/33 .................. 10,585 10,387,905
4.13% , 02/13/34 .................. 3,750 3,730,942
4.63% , 02/12/35
(d)
................. 1,500 1,549,465
Security
Par (000)
Par (000) Value
Supranational (continued)
4.88% , 02/15/36 .................. USD 1,400 $ 1,471,850
Inter-American Development Bank
4.50% , 05/15/26 .................. 1,590 1,599,412
2.00% , 06/02/26 .................. 1,458 1,429,935
2.00% , 07/23/26 .................. 1,772 1,734,406
1.50% , 01/13/27
(d)
................. 5,810 5,599,001
4.38% , 02/01/27 .................. 1,625 1,642,898
2.38% , 07/07/27 .................. 2,215 2,156,416
0.63% , 09/16/27 .................. 1,540 1,435,372
4.00% , 01/12/28 .................. 2,330 2,351,300
1.13% , 07/20/28 .................. 3,293 3,041,352
3.13% , 09/18/28 .................. 2,786 2,738,730
4.13% , 02/15/29 .................. 3,645 3,700,302
2.25% , 06/18/29 .................. 3,558 3,361,114
3.50% , 09/14/29 .................. 2,435 2,409,696
4.50% , 02/15/30 .................. 880 907,859
3.75% , 06/14/30 .................. 475 473,889
1.13% , 01/13/31 .................. 5,085 4,379,093
3.63% , 09/17/31 .................. 630 617,512
3.50% , 04/12/33 .................. 10,575 10,163,961
4.50% , 09/13/33 .................. 1,645 1,677,303
4.38% , 07/17/34 .................. 2,980 3,009,143
3.88% , 10/28/41 .................. 1,089 970,280
3.20% , 08/07/42 .................. 280 226,692
4.38% , 01/24/44 .................. 958 899,379
Inter-American Investment Corp.
3.63% , 02/17/27 .................. 320 319,014
4.13% , 02/15/28 .................. 1,380 1,394,670
4.75% , 09/19/28 .................. 1,235 1,274,571
4.25% , 02/14/29 .................. 1,485 1,508,402
4.25% , 04/01/30 .................. 1,080 1,096,890
International Bank for Reconstruction &
Development
0.88% , 07/15/26 .................. 790 763,344
4.00% , 08/27/26 .................. 3,255 3,264,780
1.88% , 10/27/26 .................. 2,931 2,852,864
3.13% , 06/15/27 .................. 4,989 4,932,623
2.50% , 11/22/27 .................. 2,951 2,869,826
0.75% , 11/24/27
(d)
................. 4,493 4,178,270
1.38% , 04/20/28
(d)
................. 3,475 3,254,747
4.50% , 06/26/28 .................. 10,145 10,210,848
3.50% , 07/12/28 .................. 3,870 3,851,844
4.63% , 08/01/28 .................. 3,851 3,964,114
1.13% , 09/13/28 .................. 4,367 4,018,129
3.63% , 09/21/29 .................. 3,405 3,387,473
3.88% , 10/16/29 .................. 2,355 2,366,742
1.75% , 10/23/29 .................. 2,889 2,652,213
3.88% , 02/14/30 .................. 5,595 5,620,795
1.55% , 03/19/30 .................. 95 84,332
4.13% , 03/20/30 .................. 3,130 3,178,780
0.88% , 05/14/30 .................. 4,378 3,797,243
4.00% , 07/25/30 .................. 3,175 3,203,614
0.75% , 08/26/30 .................. 3,860 3,294,566
4.00% , 01/10/31 .................. 5,410 5,448,859
1.25% , 02/10/31 .................. 3,925 3,397,254
4.50% , 04/10/31 .................. 3,500 3,616,368
1.63% , 11/03/31 .................. 6,182 5,350,096
4.63% , 01/15/32 .................. 1,270 1,315,860
2.50% , 03/29/32 .................. 1,320 1,199,304
4.00% , 05/06/32 .................. 370 369,274
4.75% , 11/14/33 .................. 3,535 3,669,427
5.10% , 04/05/34 .................. 50 50,153
5.75% , 05/02/34 .................. 20 20,303
3.88% , 08/28/34 .................. 9,125 8,885,752
4.75% , 02/15/35
(d)
................. 2,118 2,197,202

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
138
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Supranational (continued)
International Development Association
0.75% , 06/10/27
(f)
................. USD 480 $ 450,935
4.88% , 11/01/28
(e)
................. 2,295 2,381,236
4.38% , 06/11/29
(e)
................. 4,435 4,537,906
4.38% , 11/27/29
(e)
................. 2,815 2,880,750
1.00% , 12/03/30
(e)
................. 35 29,933
3.75% , 09/12/31
(e)
................. 215 211,263
4.50% , 02/12/35
(d) (e)
................ 1,010 1,026,086
International Finance Corp.
0.75% , 10/08/26 .................. 2,789 2,674,614
4.38% , 01/15/27 .................. 1,050 1,061,241
4.50% , 01/21/28 .................. 20 20,447
4.50% , 07/13/28 .................. 2,270 2,328,132
4.25% , 07/02/29 .................. 1,070 1,091,014
0.75% , 08/27/30
(d)
................. 1,660 1,417,513
International Finance Facility for Immunisation
Co. , 4.13% , 10/29/27
(f)
.............. 255 256,995
New Development Bank (The) , 4.68% ,
11/07/27
(f)
....................... 1,200 1,218,223
Nordic Investment Bank
3.38% , 09/08/27 .................. 370 367,705
4.38% , 03/14/28 .................. 1,385 1,412,002
4.25% , 02/28/29 .................. 1,015 1,034,408
3.75% , 05/09/30 .................. 400 399,424
381,333,301
Sweden — 0.0%
Kommuninvest I Sverige AB , 3.50% , 08/25/27
(e)
200 199,145
Svensk Exportkredit AB
2.25% , 03/22/27 .................. 1,585 1,539,763
3.75% , 09/13/27 .................. 1,200 1,201,091
4.13% , 06/14/28 .................. 1,630 1,648,656
4.25% , 02/01/29 .................. 985 1,000,203
4.88% , 10/04/30 .................. 1,180 1,232,048
6,820,906
Thailand — 0.0%
Export-Import Bank of Thailand
(f)
3.90% , 06/02/27 .................. 200 197,900
5.35% , 05/16/29 .................. 600 616,451
814,351
Ukraine — 0.0%
NPC Ukrenergo , 6.88% , 11/09/28
(a) (f) (l)
...... 600 486,736
United Arab Emirates — 0.0%
(f)
Emirates Development Bank PJSC , 1.64% ,
06/15/26 ....................... 600 578,824
Finance Department Government of Sharjah
6.50% , 11/23/32 .................. 800 832,391
3.63% , 03/10/33 .................. 1,000 857,027
6.13% , 03/06/36 .................. 1,000 997,373
4.00% , 07/28/50 .................. 1,000 633,475
4.38% , 03/10/51 .................. 400 269,159
Masdar Abu Dhabi Future Energy Co.
4.88% , 07/25/29 .................. 600 604,764
4.88% , 07/25/33 .................. 800 789,486
5.25% , 07/25/34 .................. 400 401,324
RAK Capital , 5.00% , 03/12/35 ........... 800 813,296
6,777,119
United Kingdom — 0.0%
Bank of England Euro Note , 4.50% , 03/05/27
(e)
230 233,121
Total Foreign Agency Obligations — 2 .8%
(Cost: $ 960,385,536 ) .............................. 939,833,826
Security
Par (000)
Par (000) Value
Foreign Government Obligations
Angola — 0.0%
Republic of Angola
(f)
8.25% , 05/09/28 .................. USD 1,800 $ 1,515,756
8.00% , 11/26/29 .................. 1,800 1,435,842
8.75% , 04/14/32 .................. 1,800 1,387,270
9.38% , 05/08/48 .................. 1,600 1,120,325
9.13% , 11/26/49 .................. 1,200 816,488
6,275,681
Argentina — 0.2%
Argentine Republic (The)
1.00% , 07/09/29 .................. 3,675 2,929,910
0.75% , 07/09/30
(g)
................. 24,688 18,806,402
4.12% , 07/09/35
(g)
................. 32,938 21,805,866
5.00% , 01/09/38
(g)
................. 15,355 10,731,002
3.50% , 07/09/41
(g)
................. 11,630 7,175,130
4.12% , 07/09/46
(d) (g)
................ 2,370 1,547,361
Ciudad Autonoma De Buenos Aires , 7.50% ,
06/01/27
(f)
....................... 900 895,550
Provincia de Buenos Aires
(f)(g)
5.88% , 09/01/37 .................. 750 427,889
6.63% , 09/01/37 .................. 5,598 3,756,743
Provincia de Cordoba , 6.99% , 06/01/27
(d) (f) (g)
.. 452 431,767
68,507,620
Azerbaijan — 0.0%
Republic of Azerbaijan , 3.50% , 09/01/32
(f)
... 950 829,363
Bahamas — 0.0%
Commonwealth of the Bahamas , 8.95% ,
10/15/32
(f)
....................... 10 10,092
Bahrain — 0.1%
(f)
CBB International Sukuk Programme Co. WLL
4.50% , 03/30/27 .................. 1,000 974,063
3.95% , 09/16/27 .................. 1,200 1,148,116
3.88% , 05/18/29 .................. 1,200 1,116,002
6.25% , 10/18/30 .................. 600 609,417
6.00% , 02/12/31 .................. 1,000 1,009,162
5.88% , 06/05/32 .................. 800 797,160
Kingdom of Bahrain
4.25% , 01/25/28 .................. 600 571,311
7.00% , 10/12/28 .................. 1,400 1,429,761
6.75% , 09/20/29 .................. 1,400 1,422,422
7.38% , 05/14/30 .................. 1,100 1,141,851
5.63% , 09/30/31 .................. 1,000 943,369
5.45% , 09/16/32 .................. 1,200 1,106,955
5.25% , 01/25/33 .................. 1,400 1,263,843
5.63% , 05/18/34 .................. 1,600 1,451,336
7.75% , 04/18/35 .................. 1,000 1,049,449
7.50% , 02/12/36 .................. 1,000 1,019,950
6.00% , 09/19/44 .................. 1,000 814,808
7.50% , 09/20/47 .................. 1,000 963,955
6.25% , 01/25/51 .................. 400 326,480
19,159,410
Belgium — 0.0%
Kingdom of Belgium , 4.88% , 06/10/55
(f)
..... 1,200 1,124,041
Benin — 0.0%
Benin Government Bond , 7.96% , 02/13/38
(f)
.. 800 718,643
Bermuda — 0.0%
Bermuda Government Bond
(f)
3.72% , 01/25/27 .................. 125 122,447
4.75% , 02/15/29 .................. 215 213,935
2.38% , 08/20/30 .................. 1,145 999,457
5.00% , 07/15/32 .................. 1,195 1,178,746

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
139
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Bermuda (continued)
3.38% , 08/20/50
(d)
................. USD 760 $ 501,304
3,015,889
Bolivia, Plurinational State of — 0.0%
Plurinational State of Bolivia
(f)
4.50% , 03/20/28 .................. 1,000 650,873
7.50% , 03/02/30
(d)
................. 800 521,329
1,172,202
Brazil — 0.1%
Federative Republic of Brazil
10.13% , 05/15/27
(d)
................ 797 877,961
4.63% , 01/13/28
(d)
................. 3,000 2,978,587
4.50% , 05/30/29 .................. 1,800 1,758,964
3.88% , 06/12/30 .................. 3,000 2,801,375
6.25% , 03/18/31 .................. 2,100 2,162,718
3.75% , 09/12/31
(d)
................. 1,600 1,437,770
6.13% , 01/22/32 .................. 1,800 1,830,797
6.00% , 10/20/33 .................. 2,200 2,172,675
8.25% , 01/20/34 .................. 1,575 1,762,567
6.13% , 03/15/34 .................. 2,200 2,156,040
6.63% , 03/15/35 .................. 2,400 2,397,789
7.13% , 01/20/37 .................. 1,671 1,736,326
5.63% , 01/07/41 .................. 2,200 1,953,712
5.00% , 01/27/45 .................. 3,500 2,661,547
5.63% , 02/21/47 .................. 2,800 2,299,082
4.75% , 01/14/50 .................. 3,900 2,751,251
7.13% , 05/13/54 .................. 2,400 2,272,974
36,012,135
Bulgaria — 0.0%
Bulgaria Government Bond , 5.00% , 03/05/37
(f)
1,400 1,353,135
Canada — 0.2%
Canadian Government Bond
0.75% , 05/19/26 .................. 980 949,137
3.75% , 04/26/28
(d)
................. 540 542,034
4.63% , 04/30/29 .................. 2,770 2,864,681
4.00% , 03/18/30 .................. 2,055 2,076,008
Province of Alberta
2.05% , 08/17/26
(e)
................. 285 278,496
3.30% , 03/15/28 .................. 2,980 2,940,672
1.30% , 07/22/30 .................. 2,870 2,505,387
4.50% , 01/24/34 .................. 380 378,852
Province of British Columbia
2.25% , 06/02/26 .................. 1,751 1,720,045
0.90% , 07/20/26 .................. 1,911 1,843,647
4.80% , 11/15/28 .................. 1,700 1,753,633
4.90% , 04/24/29 .................. 2,515 2,608,222
1.30% , 01/29/31 .................. 1,030 885,277
4.20% , 07/06/33 .................. 2,060 2,018,865
4.75% , 06/12/34 .................. 2,520 2,550,037
7.25% , 09/01/36 .................. 250 304,216
Province of Manitoba
2.13% , 06/22/26 .................. 2,263 2,217,637
1.50% , 10/25/28
(d)
................. 275 254,258
4.30% , 07/27/33 .................. 10 9,854
4.90% , 05/31/34 .................. 1,800 1,843,325
Province of New Brunswick , 3.63% , 02/24/28 . 940 932,732
Province of Ontario
2.30% , 06/15/26
(d)
................. 1,016 998,209
3.10% , 05/19/27 .................. 400 394,137
1.05% , 05/21/27 .................. 410 387,824
4.20% , 01/18/29
(d)
................. 2,640 2,669,999
3.70% , 09/17/29 .................. 2,000 1,979,301
2.00% , 10/02/29 .................. 2,233 2,058,776
Security
Par (000)
Par (000) Value
Canada (continued)
4.70% , 01/15/30 .................. USD 290 $ 298,901
1.13% , 10/07/30 .................. 3,335 2,867,571
1.60% , 02/25/31 .................. 1,420 1,239,868
1.80% , 10/14/31 .................. 785 678,288
2.13% , 01/21/32 .................. 1,630 1,429,985
5.05% , 04/24/34 .................. 1,700 1,761,651
Province of Quebec
2.75% , 04/12/27 .................. 4,112 4,028,781
3.63% , 04/13/28
(d)
................. 1,055 1,049,840
4.50% , 04/03/29 .................. 3,535 3,614,222
7.50% , 09/15/29 .................. 743 847,164
1.35% , 05/28/30 .................. 2,330 2,048,160
1.90% , 04/21/31 .................. 1,225 1,084,868
4.50% , 09/08/33 .................. 1,085 1,084,184
4.25% , 09/05/34 .................. 2,100 2,047,861
Province of Saskatchewan
3.25% , 06/08/27 .................. 265 261,763
4.65% , 01/28/30 .................. 415 426,979
64,735,347
Chile — 0.1%
Republic of Chile
2.75% , 01/31/27 .................. 1,000 971,759
3.24% , 02/06/28 .................. 2,000 1,938,052
4.85% , 01/22/29 .................. 1,800 1,824,539
2.45% , 01/31/31 .................. 1,600 1,420,532
2.55% , 01/27/32 .................. 1,400 1,214,590
2.55% , 07/27/33 .................. 2,200 1,843,099
3.50% , 01/31/34 .................. 1,400 1,251,989
4.95% , 01/05/36 .................. 2,211 2,161,221
5.65% , 01/13/37 .................. 1,000 1,021,750
3.10% , 05/07/41 .................. 2,900 2,140,234
4.34% , 03/07/42 .................. 2,000 1,715,624
3.63% , 10/30/42 .................. 150 115,730
3.86% , 06/21/47 .................. 1,400 1,060,558
3.50% , 01/25/50 .................. 2,050 1,432,907
4.00% , 01/31/52 .................. 1,000 753,001
3.50% , 04/15/53 .................. 1,400 956,172
5.33% , 01/05/54
(d)
................. 1,447 1,342,208
3.10% , 01/22/61
(d)
................. 1,804 1,068,034
3.25% , 09/21/71 .................. 1,000 595,992
24,827,991
China — 0.0%
People's Republic of China
(f)
1.25% , 10/26/26 .................. 1,600 1,547,032
2.63% , 11/02/27 .................. 1,000 982,434
4.13% , 11/20/27 .................. 600 612,041
3.50% , 10/19/28 .................. 800 802,920
4.25% , 11/20/29 .................. 600 621,426
2.13% , 12/03/29 .................. 2,000 1,888,065
1.20% , 10/21/30 .................. 1,800 1,594,868
1.75% , 10/26/31
(d)
................. 1,000 897,895
2.75% , 12/03/39 .................. 1,100 937,750
4.00% , 10/19/48 .................. 400 368,406
2.25% , 10/21/50
(d)
................. 600 393,602
2.50% , 10/26/51 .................. 600 413,357
11,059,796
Colombia — 0.1%
Republic of Colombia
3.88% , 04/25/27 .................. 1,862 1,817,332
4.50% , 03/15/29 .................. 1,600 1,502,581
3.00% , 01/30/30 .................. 1,425 1,204,169
7.38% , 04/25/30 .................. 1,000 1,016,452
3.13% , 04/15/31 .................. 2,400 1,933,753

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
140
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colombia (continued)
3.25% , 04/22/32 .................. USD 2,000 $ 1,538,600
8.00% , 04/20/33 .................. 1,559 1,581,213
7.50% , 02/02/34 .................. 2,202 2,147,294
8.50% , 04/25/35 .................. 1,400 1,422,183
8.00% , 11/14/35 .................. 2,000 1,966,738
7.75% , 11/07/36 .................. 1,800 1,720,397
7.38% , 09/18/37 .................. 1,700 1,578,701
6.13% , 01/18/41 .................. 2,650 2,087,414
4.13% , 02/22/42 .................. 1,000 610,151
5.63% , 02/26/44 .................. 2,600 1,855,858
5.00% , 06/15/45
(d)
................. 4,200 2,734,356
5.20% , 05/15/49 .................. 2,800 1,809,598
4.13% , 05/15/51
(d)
................. 1,600 884,519
8.75% , 11/14/53 .................. 1,800 1,722,909
8.38% , 11/07/54 .................. 1,600 1,465,497
3.88% , 02/15/61
(d)
................. 1,200 611,756
33,211,471
Costa Rica — 0.0%
Republic of Costa Rica
(f)
6.13% , 02/19/31 .................. 1,200 1,227,786
6.55% , 04/03/34 .................. 1,400 1,428,601
5.63% , 04/30/43
(d)
................. 600 529,855
7.00% , 04/04/44 .................. 800 804,206
7.16% , 03/12/45
(d)
................. 1,600 1,623,168
7.30% , 11/13/54
(d)
................. 1,300 1,318,817
6,932,433
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95% , 01/25/27
(f)
................. 1,700 1,707,546
6.00% , 07/19/28
(f)
................. 1,200 1,208,661
5.50% , 02/22/29
(f)
................. 1,750 1,726,192
4.50% , 01/30/30
(f)
................. 2,250 2,097,316
7.05% , 02/03/31
(d) (f)
................ 1,050 1,084,435
4.88% , 09/23/32
(f)
................. 2,750 2,469,743
6.00% , 02/22/33
(f)
................. 1,850 1,788,139
6.60% , 06/01/36
(f)
................. 1,000 982,682
6.95% , 03/15/37
(f)
................. 150 149,073
6.95% , 03/15/37
(e)
................. 1,500 1,490,731
5.30% , 01/21/41
(f)
................. 1,200 997,455
7.45% , 04/30/44
(f)
................. 1,400 1,432,436
6.85% , 01/27/45
(d) (f)
................ 1,900 1,823,959
6.50% , 02/15/48
(d) (f)
................ 1,150 1,057,663
6.40% , 06/05/49
(f)
................. 1,500 1,365,248
7.15% , 02/24/55
(e)
................. 1,015 992,303
5.88% , 01/30/60
(f)
................. 3,200 2,630,731
25,004,313
Ecuador — 0.0%
Amazon Conservation DAC , 6.03% , 01/16/42
(e)
400 399,340
Republic of Ecuador
(f)
0.00% , 07/31/30
(k)
................. 1,124 686,513
6.90% , 07/31/30
(g)
................. 2,967 2,217,847
5.50% , 07/31/35
(g)
................. 6,577 3,938,830
5.00% , 07/31/40
(g)
................. 2,985 1,560,819
8,803,349
Egypt — 0.1%
Arab Republic of Egypt
7.50% , 01/31/27
(f)
................. 1,800 1,786,501
5.80% , 09/30/27
(f)
................. 1,200 1,129,974
6.59% , 02/21/28
(f)
................. 1,200 1,121,818
7.60% , 03/01/29
(f)
................. 1,803 1,686,163
8.63% , 02/04/30
(e)
................. 1,000 952,549
5.88% , 02/16/31
(f)
................. 1,600 1,291,316
Security
Par (000)
Par (000) Value
Egypt (continued)
7.05% , 01/15/32
(f)
................. USD 1,000 $ 827,598
7.63% , 05/29/32
(f)
................. 1,600 1,346,140
9.45% , 02/04/33
(e)
................. 600 549,513
7.30% , 09/30/33
(f)
................. 1,300 1,049,866
6.88% , 04/30/40
(f)
................. 600 455,603
8.50% , 01/31/47
(f)
................. 2,400 1,744,153
7.90% , 02/21/48
(f)
................. 1,400 961,628
8.70% , 03/01/49
(f)
................. 1,600 1,177,607
8.88% , 05/29/50
(f)
................. 1,800 1,341,469
8.75% , 09/30/51
(f)
................. 800 589,482
8.15% , 11/20/59
(f)
................. 600 412,141
7.50% , 02/16/61
(f)
................. 1,400 909,501
19,333,022
El Salvador — 0.0%
Republic of El Salvador
(f)
8.63% , 02/28/29 .................. 531 541,800
9.25% , 04/17/30
(d)
................. 1,000 1,031,307
8.25% , 04/10/32 .................. 600 592,578
7.65% , 06/15/35 .................. 918 868,269
7.12% , 01/20/50
(d)
................. 998 801,081
9.50% , 07/15/52 .................. 900 897,455
9.65% , 11/21/54 .................. 900 893,773
5,626,263
Finland — 0.0%
(e)
Kuntarahoitus OYJ
3.25% , 08/24/27 .................. 290 286,901
3.63% , 10/09/29 .................. 2,200 2,183,324
Republic of Finland
0.88% , 05/20/30 .................. 450 388,913
4.38% , 07/02/34 .................. 1,000 1,004,838
3,863,976
Gabon — 0.0%
Gabon Government Bond
(f)
9.50% , 02/18/29 .................. 400 344,596
6.63% , 02/06/31 .................. 800 563,054
7.00% , 11/24/31 .................. 600 420,740
1,328,390
Ghana — 0.0%
Republic of Ghana
(f)
5.00% , 07/03/29
(g)
................. 2,891 2,444,541
0.00% , 01/03/30
(k)
................. 650 489,297
5.00% , 07/03/35
(g)
................. 4,491 3,000,307
1.50% , 01/03/37 .................. 120 48,069
5,982,214
Guatemala — 0.0%
Republic of Guatemala
(f)
4.50% , 05/03/26 .................. 600 592,556
4.38% , 06/05/27 .................. 400 391,050
4.88% , 02/13/28 .................. 400 392,712
5.25% , 08/10/29
(d)
................. 600 592,155
4.90% , 06/01/30
(d)
................. 400 386,205
6.05% , 08/06/31 .................. 600 597,587
5.38% , 04/24/32
(d)
................. 700 674,871
7.05% , 10/04/32 .................. 600 629,960
3.70% , 10/07/33 .................. 600 498,348
6.60% , 06/13/36 .................. 800 799,876
6.55% , 02/06/37 .................. 800 796,156
4.65% , 10/07/41 .................. 400 309,501
6.13% , 06/01/50
(d)
................. 1,400 1,243,814
7,904,791

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
141
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Honduras — 0.0%
Republic of Honduras
(f)
6.25% , 01/19/27
(d)
................. USD 650 $ 642,655
5.63% , 06/24/30 .................. 550 501,104
8.63% , 11/27/34
(d)
................. 600 594,895
1,738,654
Hong Kong — 0.0%
Hong Kong Government International Bond
4.25% , 06/07/26
(e)
................. 200 200,870
4.25% , 07/24/27
(d) (e)
................ 1,200 1,213,597
4.50% , 01/11/28
(e)
................. 1,400 1,421,116
4.00% , 06/07/28
(d) (e)
................ 800 802,212
1.38% , 02/02/31
(e)
................. 1,200 1,039,250
1.75% , 11/24/31
(f)
................. 800 696,125
4.63% , 01/11/33
(e)
................. 1,200 1,218,513
4.00% , 06/07/33
(e)
................. 800 778,933
2.38% , 02/02/51
(e)
................. 400 248,624
5.25% , 01/11/53
(e)
................. 400 410,289
Hong Kong Sukuk 2017 Ltd. , 3.13% , 02/28/27
(f)
800 792,128
8,821,657
Hungary — 0.1%
Hungary Government Bond
6.13% , 05/22/28
(f)
................. 2,000 2,058,167
5.25% , 06/16/29
(f)
................. 1,800 1,798,396
2.13% , 09/22/31
(f)
................. 2,200 1,786,717
6.25% , 09/22/32
(f)
................. 1,800 1,854,443
5.50% , 06/16/34
(f)
................. 1,000 963,311
5.50% , 03/26/36
(f)
................. 2,600 2,458,160
7.63% , 03/29/41 .................. 1,610 1,778,474
3.13% , 09/21/51
(f)
................. 2,000 1,166,925
6.75% , 09/25/52
(f)
................. 1,200 1,199,919
15,064,512
India — 0.0%
Indian Railway Finance Corp. Ltd.
(f)
3.84% , 12/13/27 .................. 600 588,911
3.25% , 02/13/30 .................. 800 743,529
1,332,440
Indonesia — 0.2%
Perusahaan Penerbit SBSN Indonesia III
(f)
1.50% , 06/09/26
(d)
................. 1,200 1,162,798
4.15% , 03/29/27
(d)
................. 2,000 1,992,811
4.40% , 06/06/27
(d)
................. 1,800 1,801,263
4.40% , 03/01/28
(d)
................. 1,600 1,603,683
5.40% , 11/15/28 .................. 1,000 1,032,217
4.45% , 02/20/29
(d)
................. 1,300 1,296,746
5.10% , 07/02/29 .................. 800 813,791
5.00% , 05/25/30
(d)
................. 1,000 1,013,137
2.80% , 06/23/30 .................. 1,000 912,236
2.55% , 06/09/31 .................. 1,030 904,780
4.70% , 06/06/32 .................. 1,400 1,374,115
5.60% , 11/15/33 .................. 900 927,247
5.20% , 07/02/34 .................. 1,000 1,003,694
5.25% , 11/25/34
(d)
................. 800 802,567
3.80% , 06/23/50 .................. 800 586,055
3.55% , 06/09/51 .................. 800 557,401
5.50% , 07/02/54
(d)
................. 600 572,964
5.65% , 11/25/54 .................. 600 577,977
Republic of Indonesia
4.35% , 01/08/27
(f)
................. 1,300 1,296,978
3.85% , 07/18/27
(d) (f)
................ 800 791,230
4.15% , 09/20/27 .................. 700 697,314
3.50% , 01/11/28 .................. 1,250 1,224,271
4.55% , 01/11/28 .................. 800 803,073
Security
Par (000)
Par (000) Value
Indonesia (continued)
4.10% , 04/24/28 .................. USD 1,200 $ 1,196,611
4.75% , 02/11/29 .................. 1,000 1,009,178
4.40% , 03/10/29 .................. 1,000 997,108
3.40% , 09/18/29 .................. 740 707,704
5.25% , 01/15/30 .................. 200 204,608
2.85% , 02/14/30 .................. 1,000 922,487
3.85% , 10/15/30 .................. 1,600 1,531,345
1.85% , 03/12/31 .................. 1,200 1,020,309
2.15% , 07/28/31 .................. 1,200 1,028,136
3.55% , 03/31/32 .................. 1,000 918,163
4.65% , 09/20/32 .................. 1,300 1,270,356
4.85% , 01/11/33 .................. 1,200 1,185,555
4.70% , 02/10/34 .................. 1,000 971,064
4.75% , 09/10/34 .................. 1,200 1,165,031
5.60% , 01/15/35 .................. 1,000 1,030,678
8.50% , 10/12/35
(f)
................. 1,650 2,055,770
6.63% , 02/17/37
(f)
................. 1,650 1,813,375
7.75% , 01/17/38
(f)
................. 2,000 2,401,915
5.25% , 01/17/42
(d) (f)
................ 2,400 2,298,482
4.63% , 04/15/43
(f)
................. 1,200 1,057,990
6.75% , 01/15/44
(d) (f)
................ 1,800 1,989,578
5.13% , 01/15/45
(f)
................. 1,800 1,678,670
5.95% , 01/08/46
(d) (f)
................ 1,100 1,118,736
5.25% , 01/08/47
(d) (f)
................ 1,600 1,501,769
4.75% , 07/18/47
(f)
................. 810 715,990
4.35% , 01/11/48 .................. 1,650 1,354,864
5.35% , 02/11/49
(d)
................. 1,000 957,354
3.70% , 10/30/49 .................. 1,200 875,054
3.50% , 02/14/50 .................. 750 530,108
4.20% , 10/15/50 .................. 1,450 1,156,011
3.05% , 03/12/51 .................. 2,000 1,288,191
4.30% , 03/31/52 .................. 600 482,177
5.45% , 09/20/52 .................. 575 549,765
5.65% , 01/11/53 .................. 600 586,659
5.10% , 02/10/54
(d)
................. 800 728,435
5.15% , 09/10/54
(d)
................. 600 553,695
3.20% , 09/23/61 .................. 800 490,867
4.45% , 04/15/70 .................. 800 629,586
3.35% , 03/12/71 .................. 1,000 616,486
66,338,208
Iraq — 0.0%
Republic of Iraq , 5.80% , 01/15/28
(f)
........ 962 930,734
Israel — 0.1%
State of Israel Government Bond
6.25% , 11/21/27
(f)
................. 800 831,217
3.25% , 01/17/28 .................. 1,000 960,285
5.38% , 03/12/29 .................. 2,000 2,032,141
2.50% , 01/15/30 .................. 800 714,268
5.38% , 02/19/30 .................. 2,400 2,422,210
2.75% , 07/03/30 .................. 2,000 1,774,489
6.50% , 11/06/31
(f)
................. 1,400 1,482,457
4.50% , 01/17/33 .................. 2,000 1,869,766
5.50% , 09/18/33 .................. 70 74,389
5.50% , 03/12/34 .................. 3,000 2,973,110
5.63% , 02/19/35 .................. 2,200 2,186,954
4.50% , 01/30/43 .................. 1,750 1,458,679
4.13% , 01/17/48
(d)
................. 800 605,137
3.38% , 01/15/50 .................. 2,000 1,270,378
3.88% , 07/03/50 .................. 1,950 1,345,325
5.75% , 03/12/54 .................. 3,000 2,691,133
3.80% , 05/13/60
(f)
................. 4,800 3,018,249
4.50% , 04/03/2120 ................ 1,000 688,931
28,399,118

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
142
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy — 0.0%
Italy Government Bond
2.88% , 10/17/29 .................. USD 1,961 $ 1,839,834
5.38% , 06/15/33 .................. 1,572 1,634,555
4.00% , 10/17/49 .................. 2,217 1,601,418
3.88% , 05/06/51 .................. 2,245 1,549,834
6,625,641
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
6.38% , 03/03/28
(f)
................. 300 294,841
7.63% , 01/30/33
(f)
................. 1,000 937,028
6.13% , 06/15/33
(f)
................. 1,400 1,199,861
8.08% , 04/01/36
(d) (e)
................ 1,800 1,655,203
8.25% , 01/30/37
(f)
................. 1,600 1,471,600
5,558,533
Jamaica — 0.0%
Jamaica Government Bond
6.75% , 04/28/28
(d)
................. 1,150 1,177,468
8.00% , 03/15/39
(d)
................. 1,500 1,703,351
7.88% , 07/28/45 .................. 1,600 1,792,870
4,673,689
Jordan — 0.0%
Hashemite Kingdom of Jordan
(f)
5.75% , 01/31/27 .................. 1,080 1,067,228
7.75% , 01/15/28 .................. 600 606,267
7.50% , 01/13/29 .................. 1,200 1,195,699
5.85% , 07/07/30 .................. 1,200 1,106,915
7.38% , 10/10/47 .................. 1,000 836,502
4,812,611
Kazakhstan — 0.0%
Republic of Kazakhstan
(f)
4.71% , 04/09/35 .................. 1,400 1,348,470
4.88% , 10/14/44 .................. 1,200 1,058,765
6.50% , 07/21/45 .................. 1,400 1,461,840
3,869,075
Kenya — 0.0%
Republic of Kenya
7.25% , 02/28/28
(f)
................. 900 839,230
9.75% , 02/16/31
(f)
................. 1,600 1,518,451
8.00% , 05/22/32
(f)
................. 1,200 1,042,164
6.30% , 01/23/34
(f)
................. 1,000 758,105
9.50% , 03/05/36
(e)
................. 1,200 1,050,668
8.25% , 02/28/48
(f)
................. 1,000 745,348
5,953,966
Kuwait — 0.0%
State of Kuwait
3.50% , 03/20/27
(f)
................. 4,500 4,429,296
Latvia — 0.0%
Latvia Government Bond , 5.13% , 07/30/34
(e)
. 1,365 1,356,248
Lebanon — 0.0%
Lebanese Republic
(f)
6.60% , 11/27/26
(a) (l)
................ 1,650 280,436
6.85% , 03/23/27
(a) (l)
................ 1,380 234,100
6.75% , 11/29/27
(a) (l)
................ 1,132 192,368
6.65% , 11/03/28
(a) (l)
................ 650 110,711
6.85% , 05/25/29
(a) (l)
................ 895 152,436
6.65% , 02/26/30
(a) (l)
................ 1,500 253,798
7.00% , 03/23/32
(a) (l)
................ 1,400 236,524
7.05% , 11/02/35 .................. 400 68,063
7.25% , 03/23/37
(a) (l)
................ 445 76,072
1,604,508
Security
Par (000)
Par (000) Value
Malaysia — 0.0%
(f)
Malaysia Sovereign Sukuk Bhd. , 4.24% ,
04/22/45 ....................... USD 600 $ 525,058
Malaysia Sukuk Global Bhd. , 4.08% , 04/27/46 750 639,371
Malaysia Wakala Sukuk Bhd.
2.07% , 04/28/31 .................. 750 663,316
3.08% , 04/28/51 .................. 250 172,832
2,000,577
Mexico — 0.2%
United Mexican States
11.50% , 05/15/26 ................. 200 215,525
4.15% , 03/28/27 .................. 2,165 2,145,621
3.75% , 01/11/28 .................. 1,400 1,366,325
5.40% , 02/09/28 .................. 1,200 1,219,946
4.50% , 04/22/29 .................. 2,700 2,642,338
5.00% , 05/07/29 .................. 1,000 996,966
3.25% , 04/16/30 .................. 2,100 1,911,476
6.00% , 05/13/30 .................. 1,600 1,644,606
2.66% , 05/24/31 .................. 3,233 2,747,822
8.30% , 08/15/31 .................. 1,175 1,373,384
4.75% , 04/27/32 .................. 2,235 2,092,088
7.50% , 04/08/33 .................. 1,330 1,454,768
4.88% , 05/19/33 .................. 1,800 1,655,311
3.50% , 02/12/34 .................. 3,600 2,945,694
6.75% , 09/27/34 .................. 1,675 1,736,802
6.35% , 02/09/35 .................. 2,855 2,837,407
6.00% , 05/07/36 .................. 3,800 3,632,337
6.88% , 05/13/37 .................. 3,230 3,271,253
6.05% , 01/11/40 .................. 2,950 2,748,267
4.28% , 08/14/41 .................. 2,600 1,934,535
4.75% , 03/08/44 .................. 3,984 3,014,049
5.55% , 01/21/45 .................. 2,455 2,118,002
4.60% , 01/23/46 .................. 2,200 1,592,108
4.35% , 01/15/47 .................. 1,300 899,571
4.60% , 02/10/48 .................. 1,850 1,316,144
4.50% , 01/31/50 .................. 2,159 1,505,303
5.00% , 04/27/51 .................. 2,400 1,782,378
4.40% , 02/12/52 .................. 2,500 1,675,389
6.34% , 05/04/53 .................. 2,800 2,456,960
6.40% , 05/07/54 .................. 2,400 2,118,337
7.38% , 05/13/55 .................. 2,405 2,381,676
3.77% , 05/24/61 .................. 3,000 1,698,737
3.75% , 04/19/71 .................. 2,800 1,518,356
5.75% , 10/12/2110 ................ 2,650 2,000,416
66,649,897
Mongolia — 0.0%
Government of Mongolia , 4.45% , 07/07/31
(f)
.. 400 337,159
State of Mongolia
8.65% , 01/19/28
(f)
................. 600 620,891
6.63% , 02/25/30
(e)
................. 400 385,401
1,343,451
Morocco — 0.0%
Kingdom of Morocco
(f)
2.38% , 12/15/27 .................. 800 743,327
5.95% , 03/08/28 .................. 1,000 1,016,292
3.00% , 12/15/32 .................. 1,200 989,513
6.50% , 09/08/33 .................. 1,200 1,239,910
5.50% , 12/11/42 .................. 400 348,381
4.00% , 12/15/50 .................. 1,400 922,729
5,260,152
Mozambique — 0.0%
Republic of Mozambique , 9.00% , 09/15/31
(f) (g)
. 800 607,561

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
143
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nigeria — 0.1%
Federal Republic of Nigeria
(f)
6.50% , 11/28/27 .................. USD 1,400 $ 1,311,841
6.13% , 09/28/28 .................. 1,200 1,074,164
8.38% , 03/24/29 .................. 1,200 1,125,296
7.14% , 02/23/30 .................. 1,400 1,211,896
8.75% , 01/21/31 .................. 1,000 910,291
9.63% , 06/09/31 .................. 600 563,097
7.88% , 02/16/32 .................. 1,600 1,367,676
7.38% , 09/28/33 .................. 1,600 1,287,969
10.38% , 12/09/34 ................. 1,400 1,321,102
7.70% , 02/23/38 .................. 1,200 916,645
7.63% , 11/28/47 .................. 1,600 1,130,487
9.25% , 01/21/49 .................. 600 495,590
8.25% , 09/28/51 .................. 1,200 874,998
13,591,052
Oman — 0.1%
(f)
Oman Government Bond
4.75% , 06/15/26 .................. 2,400 2,383,637
5.38% , 03/08/27 .................. 1,150 1,154,944
6.75% , 10/28/27 .................. 1,400 1,451,559
5.63% , 01/17/28 .................. 2,400 2,423,084
6.00% , 08/01/29 .................. 1,800 1,854,669
6.25% , 01/25/31 .................. 1,800 1,887,033
7.38% , 10/28/32 .................. 1,000 1,119,636
6.50% , 03/08/47 .................. 2,050 2,031,751
6.75% , 01/17/48 .................. 2,600 2,626,849
7.00% , 01/25/51 .................. 1,000 1,040,889
Oman Sovereign Sukuk SAOC , 4.88% ,
06/15/30 ....................... 1,600 1,586,859
19,560,910
Pakistan — 0.0%
(f)
Islamic Republic of Pakistan
6.88% , 12/05/27 .................. 1,800 1,578,308
7.38% , 04/08/31 .................. 1,490 1,173,037
8.88% , 04/08/51 .................. 900 639,389
Pakistan Global Sukuk Programme Co. Ltd.
(The) , 7.95% , 01/31/29 .............. 600 525,797
3,916,531
Panama — 0.1%
Republic of Panama
8.88% , 09/30/27 .................. 965 1,044,824
3.88% , 03/17/28 .................. 1,050 1,004,762
9.38% , 04/01/29 .................. 950 1,059,680
3.16% , 01/23/30 .................. 1,400 1,228,025
7.50% , 03/01/31 .................. 1,000 1,042,069
2.25% , 09/29/32 .................. 2,400 1,759,992
3.30% , 01/19/33 .................. 1,000 784,894
6.38% , 07/25/33
(e) (f)
................ 930 865,299
6.40% , 02/14/35 .................. 1,800 1,703,015
6.70% , 01/26/36 .................. 2,120 2,044,210
6.88% , 01/31/36 .................. 1,000 967,767
8.00% , 03/01/38 .................. 1,200 1,246,873
4.50% , 05/15/47 .................. 1,000 656,453
4.50% , 04/16/50 .................. 2,600 1,665,066
4.30% , 04/29/53 .................. 1,800 1,098,129
6.85% , 03/28/54 .................. 1,400 1,208,680
4.50% , 04/01/56 .................. 2,700 1,650,763
7.88% , 03/01/57 .................. 600 581,368
3.87% , 07/23/60 .................. 2,800 1,516,504
4.50% , 01/19/63 .................. 1,400 852,247
23,980,620
Security
Par (000)
Par (000) Value
Papua New Guinea — 0.0%
Papua New Guinea Government International
Bond , 8.38% , 10/04/28
(f)
............. USD 480 $ 467,477
Paraguay — 0.0%
Republic of Paraguay
4.95% , 04/28/31
(f)
................. 1,000 984,277
2.74% , 01/29/33
(f)
................. 600 504,288
3.85% , 06/28/33
(f)
................. 400 358,526
5.85% , 08/21/33
(f)
................. 600 605,475
6.00% , 02/09/36
(f)
................. 400 402,586
6.10% , 08/11/44
(f)
................. 1,030 970,291
5.60% , 03/13/48
(d) (f)
................ 400 349,686
5.40% , 03/30/50
(d) (f)
................ 1,000 850,192
6.65% , 03/04/55
(e)
................. 600 593,879
5,619,200
Peru — 0.1%
Republic of Peru
4.13% , 08/25/27 .................. 600 598,603
2.84% , 06/20/30 .................. 774 701,975
2.78% , 01/23/31 .................. 3,270 2,901,300
1.86% , 12/01/32 .................. 1,070 844,176
8.75% , 11/21/33 .................. 2,125 2,584,331
3.00% , 01/15/34 .................. 2,170 1,812,316
5.38% , 02/08/35 .................. 1,015 1,000,924
6.55% , 03/14/37 .................. 1,050 1,115,486
3.30% , 03/11/41 .................. 1,170 852,692
5.63% , 11/18/50 .................. 2,345 2,197,535
3.55% , 03/10/51 .................. 1,810 1,223,841
5.88% , 08/08/54 .................. 1,700 1,614,573
2.78% , 12/01/60 .................. 2,250 1,197,384
3.60% , 01/15/72 .................. 900 549,474
3.23% , 07/28/2121 ................ 1,100 584,731
19,779,341
Philippines — 0.1%
Republic of Philippines
3.23% , 03/29/27 .................. 200 195,730
5.17% , 10/13/27 .................. 400 407,128
3.00% , 02/01/28 .................. 1,900 1,835,041
4.63% , 07/17/28
(d)
................. 600 605,141
3.75% , 01/14/29 .................. 1,600 1,563,439
9.50% , 02/02/30 .................. 1,787 2,161,952
4.38% , 03/05/30
(d)
................. 800 798,167
2.46% , 05/05/30 .................. 1,200 1,093,888
7.75% , 01/14/31 .................. 1,700 1,969,580
1.65% , 06/10/31 .................. 1,200 1,011,256
1.95% , 01/06/32 .................. 625 525,264
6.38% , 01/15/32 .................. 1,070 1,157,316
3.56% , 09/29/32 .................. 600 549,016
5.61% , 04/13/33 .................. 600 623,295
5.00% , 07/17/33 .................. 1,200 1,199,719
5.25% , 05/14/34 .................. 1,000 1,014,029
6.38% , 10/23/34 .................. 1,810 1,975,775
5.50% , 02/04/35 .................. 1,000 1,030,685
4.75% , 03/05/35 .................. 1,200 1,167,814
5.00% , 01/13/37 .................. 1,600 1,569,553
3.95% , 01/20/40 .................. 2,000 1,700,176
3.70% , 03/01/41 .................. 1,725 1,382,094
3.70% , 02/02/42 .................. 1,725 1,365,677
2.95% , 05/05/45 .................. 1,550 1,050,607
2.65% , 12/10/45 .................. 1,600 1,024,419
3.20% , 07/06/46 .................. 2,200 1,533,277
4.20% , 03/29/47 .................. 1,000 811,779
5.95% , 10/13/47 .................. 200 204,708
5.50% , 01/17/48 .................. 1,400 1,352,570

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
144
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Philippines (continued)
5.60% , 05/14/49 .................. USD 1,000 $ 968,432
5.18% , 09/05/49 .................. 1,200 1,098,480
5.90% , 02/04/50 .................. 1,000 1,010,721
35,956,728
Poland — 0.1%
Republic of Poland
5.50% , 11/16/27 .................. 1,500 1,544,893
4.63% , 03/18/29 .................. 1,600 1,617,971
4.88% , 02/12/30 .................. 2,550 2,593,170
5.75% , 11/16/32 .................. 1,460 1,536,790
4.88% , 10/04/33 .................. 2,400 2,377,137
5.13% , 09/18/34 .................. 2,900 2,892,917
5.38% , 02/12/35 .................. 2,680 2,713,046
5.50% , 04/04/53 .................. 2,450 2,286,886
5.50% , 03/18/54 .................. 3,450 3,213,645
20,776,455
Qatar — 0.1%
State of Qatar
3.25% , 06/02/26
(f)
................. 3,200 3,163,515
4.50% , 02/27/28
(e)
................. 800 808,304
4.50% , 04/23/28
(f)
................. 2,650 2,684,619
4.00% , 03/14/29
(f)
................. 4,200 4,183,080
4.63% , 05/29/29
(f)
................. 1,200 1,220,638
3.75% , 04/16/30
(f)
................. 3,000 2,937,850
9.75% , 06/15/30
(e)
................. 878 1,099,571
4.75% , 05/29/34
(f)
................. 1,800 1,833,548
4.88% , 02/27/35
(d) (e)
................ 2,000 2,041,783
6.40% , 01/20/40
(e)
................. 1,100 1,234,526
5.75% , 01/20/42
(d) (e)
................ 1,000 1,056,881
4.63% , 06/02/46
(f)
................. 2,000 1,796,150
5.10% , 04/23/48
(f)
................. 5,800 5,484,798
4.82% , 03/14/49
(f)
................. 6,000 5,437,417
4.40% , 04/16/50
(f)
................. 4,800 4,058,926
39,041,606
Republic of Turkiye — 0.2%
Hazine Mustesarligi Varlik Kiralama A/S
(f)
5.13% , 06/22/26 .................. 2,400 2,374,734
7.25% , 02/24/27 .................. 3,000 3,047,097
8.51% , 01/14/29 .................. 2,400 2,546,875
6.50% , 04/26/30 .................. 2,400 2,378,208
Istanbul Metropolitan Municipality , 10.50% ,
12/06/28
(f)
....................... 800 852,235
Republic of Turkiye (The)
4.88% , 10/09/26 .................. 3,200 3,158,424
6.00% , 03/25/27 .................. 3,000 2,995,957
8.60% , 09/24/27 .................. 2,000 2,102,886
9.88% , 01/15/28 .................. 4,000 4,323,748
5.13% , 02/17/28 .................. 2,200 2,125,019
6.13% , 10/24/28 .................. 2,200 2,169,854
9.38% , 03/14/29 .................. 2,400 2,592,200
7.63% , 04/26/29 .................. 3,000 3,061,108
11.88% , 01/15/30
(d)
................ 1,210 1,459,845
5.25% , 03/13/30
(d)
................. 2,200 2,033,269
9.13% , 07/13/30 .................. 2,600 2,820,977
5.95% , 01/15/31 .................. 2,200 2,057,300
5.88% , 06/26/31 .................. 1,600 1,481,635
7.13% , 02/12/32 .................. 1,800 1,756,470
7.13% , 07/17/32 .................. 2,400 2,336,278
9.38% , 01/19/33 .................. 2,400 2,634,534
6.50% , 09/20/33
(d)
................. 1,200 1,113,566
8.00% , 02/14/34 .................. 1,580 1,632,725
7.63% , 05/15/34 .................. 3,000 2,989,163
6.50% , 01/03/35 .................. 3,400 3,110,383
Security
Par (000)
Par (000) Value
Republic of Turkiye (continued)
6.88% , 03/17/36
(d)
................. USD 2,674 $ 2,495,811
7.25% , 03/05/38
(d)
................. 912 886,398
6.75% , 05/30/40
(d)
................. 2,000 1,762,634
6.00% , 01/14/41 .................. 2,950 2,339,363
4.88% , 04/16/43 .................. 3,000 2,019,017
6.63% , 02/17/45
(d)
................. 2,850 2,316,528
5.75% , 05/11/47
(d)
................. 3,400 2,450,841
73,425,082
Romania — 0.1%
Romania Government Bond
3.00% , 02/27/27
(f)
................. 1,176 1,124,014
5.25% , 11/25/27
(f)
................. 850 843,558
6.63% , 02/17/28
(f)
................. 1,706 1,745,593
5.88% , 01/30/29
(f)
................. 1,950 1,932,891
3.00% , 02/14/31
(f)
................. 1,400 1,162,278
3.63% , 03/27/32
(f)
................. 1,100 911,826
7.13% , 01/17/33
(f)
................. 1,550 1,563,350
6.38% , 01/30/34
(f)
................. 1,900 1,794,112
6.00% , 05/25/34
(f)
................. 1,000 923,829
5.75% , 03/24/35
(f)
................. 2,100 1,859,509
7.50% , 02/10/37
(e)
................. 1,200 1,194,737
7.50% , 02/10/37
(f)
................. 50 49,781
6.13% , 01/22/44
(d) (f)
................ 960 816,464
5.13% , 06/15/48
(f)
................. 1,200 870,880
4.00% , 02/14/51
(f)
................. 2,100 1,247,580
7.63% , 01/17/53
(f)
................. 1,190 1,144,996
19,185,398
Rwanda — 0.0%
Republic of Rwanda , 5.50% , 08/09/31
(f)
..... 600 472,279
Saudi Arabia — 0.3%
(f)
Kingdom of Saudi Arabia
3.25% , 10/26/26 .................. 5,000 4,924,346
2.50% , 02/03/27 .................. 1,100 1,063,995
5.13% , 01/13/28 .................. 4,800 4,877,853
4.75% , 01/18/28 .................. 3,200 3,221,790
3.63% , 03/04/28 .................. 5,000 4,879,627
4.38% , 04/16/29 .................. 3,800 3,777,205
4.75% , 01/16/30 .................. 3,200 3,213,271
4.50% , 04/17/30 .................. 2,900 2,880,114
3.25% , 10/22/30 .................. 1,400 1,301,305
5.38% , 01/13/31 .................. 2,800 2,883,697
2.75% , 02/03/32 .................. 1,000 884,136
5.50% , 10/25/32 .................. 2,200 2,280,513
2.25% , 02/02/33 .................. 3,200 2,649,050
4.88% , 07/18/33 .................. 3,400 3,365,606
5.00% , 01/16/34 .................. 3,800 3,779,017
5.63% , 01/13/35 .................. 3,800 3,928,355
4.50% , 10/26/46 .................. 6,300 5,088,619
4.63% , 10/04/47 .................. 4,310 3,521,139
5.00% , 04/17/49 .................. 3,350 2,863,833
5.25% , 01/16/50 .................. 3,450 3,070,112
3.25% , 11/17/51 .................. 1,200 747,305
5.00% , 01/18/53 .................. 3,400 2,875,932
5.75% , 01/16/54 .................. 4,600 4,336,187
3.75% , 01/21/55 .................. 2,600 1,747,408
4.50% , 04/22/60 .................. 2,400 1,837,024
3.45% , 02/02/61 .................. 3,000 1,832,188
KSA Sukuk Ltd.
3.63% , 04/20/27 .................. 4,200 4,135,453
5.27% , 10/25/28 .................. 2,600 2,658,968
4.30% , 01/19/29 .................. 2,000 1,982,792
4.27% , 05/22/29 .................. 3,000 2,975,486
2.97% , 10/29/29 .................. 2,400 2,242,696

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
145
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Saudi Arabia (continued)
2.25% , 05/17/31 .................. USD 2,000 $ 1,739,295
4.51% , 05/22/33 .................. 2,800 2,733,275
96,297,592
Senegal — 0.0%
Republic of Senegal
(f)
7.75% , 06/10/31 .................. 800 623,483
6.25% , 05/23/33 .................. 1,200 830,815
6.75% , 03/13/48 .................. 1,000 600,180
2,054,478
Serbia — 0.0%
Republic of Serbia
(f)
6.25% , 05/26/28 .................. 600 614,574
2.13% , 12/01/30 .................. 1,300 1,086,355
6.50% , 09/26/33 .................. 1,000 1,031,152
6.00% , 06/12/34 .................. 1,400 1,384,194
4,116,275
Slovenia — 0.0%
Slovenia Government Bond , 5.00% ,
09/19/33
(d) (e)
..................... 1,000 1,012,948
South Africa — 0.1%
Republic of South Africa
4.85% , 09/27/27 .................. 1,000 980,667
4.30% , 10/12/28 .................. 2,000 1,889,321
4.85% , 09/30/29 .................. 2,000 1,880,546
5.88% , 06/22/30 .................. 1,400 1,356,030
5.88% , 04/20/32 .................. 1,400 1,317,086
7.10% , 11/19/36
(f)
................. 1,800 1,716,238
6.25% , 03/08/41 .................. 775 640,191
5.38% , 07/24/44 .................. 1,000 720,866
5.00% , 10/12/46 .................. 1,000 663,131
5.65% , 09/27/47 .................. 1,400 999,612
6.30% , 06/22/48
(d)
................. 600 463,830
5.75% , 09/30/49 .................. 2,900 2,070,151
7.30% , 04/20/52 .................. 1,600 1,360,647
7.95% , 11/19/54
(f)
................. 1,400 1,267,167
17,325,483
South Korea — 0.0%
Republic of Korea
2.75% , 01/19/27 .................. 1,000 980,733
3.50% , 09/20/28 .................. 400 394,388
2.50% , 06/19/29 .................. 925 872,362
4.50% , 07/03/29
(d)
................. 1,000 1,017,766
1.00% , 09/16/30
(d)
................. 600 513,045
1.75% , 10/15/31
(d)
................. 600 519,549
4.13% , 06/10/44
(d)
................. 950 829,304
3.88% , 09/20/48 .................. 400 329,687
5,456,834
Sri Lanka — 0.0%
Sri Lanka Government Bond
4.00% , 04/15/28
(e)
................. 31 28,261
4.00% , 04/15/28
(f)
................. 1,056 973,369
3.10% , 01/15/30
(f) (g)
................ 770 628,306
3.35% , 03/15/33
(f) (g)
................ 2,075 1,469,638
3.60% , 06/15/35
(f) (g)
................ 1,511 968,312
3.60% , 05/15/36
(f) (g)
................ 936 652,031
3.60% , 02/15/38
(f) (g)
................ 2,195 1,527,990
6,247,907
Supranational — 0.0%
Isdb Trust Services NO 2 SARL
(f)
4.60% , 03/14/28 .................. 1,700 1,732,450
4.91% , 10/03/28 .................. 1,200 1,239,665
Security
Par (000)
Par (000) Value
Supranational (continued)
4.75% , 05/15/29 .................. USD 1,700 $ 1,754,882
4.05% , 10/15/29 .................. 200 200,461
4,927,458
Suriname — 0.0%
Suriname Government International Bond
7.95% , 07/15/33
(d) (f)
................ 718 656,142
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago
(f)
4.50% , 08/04/26
(d)
................. 1,000 980,908
4.50% , 06/26/30 .................. 600 543,601
5.95% , 01/14/31 .................. 455 434,399
6.40% , 06/26/34 .................. 800 757,964
2,716,872
Ukraine — 0.0%
Ukraine Government Bond
(f)(g)
1.75% , 02/01/29 .................. 857 519,085
0.00% , 02/01/30 .................. 1,043 511,259
0.00% , 02/01/34 .................. 2,008 748,733
1.75% , 02/01/34 .................. 2,928 1,450,918
0.00% , 02/01/35 .................. 1,489 748,308
1.75% , 02/01/35 .................. 2,875 1,411,311
0.00% , 02/01/36 .................. 1,262 624,608
1.75% , 02/01/36 .................. 2,539 1,216,904
7,231,126
United Arab Emirates — 0.2%
(f)
Dubai DOF Sukuk Ltd.
5.00% , 04/30/29 .................. 1,000 1,024,608
4.80% , 05/21/29 .................. 400 403,607
2.76% , 09/09/30 .................. 1,300 1,184,090
Sharjah Sukuk Program Ltd.
2.94% , 06/10/27 .................. 800 766,153
4.23% , 03/14/28 .................. 1,000 977,066
3.23% , 10/23/29 .................. 1,000 924,923
3.89% , 04/04/30 .................. 800 751,202
3.20% , 07/13/31 .................. 600 530,990
6.09% , 03/19/34 .................. 1,400 1,450,542
5.43% , 04/17/35 .................. 600 592,215
UAE International Government Bond
2.00% , 10/19/31 .................. 600 522,350
4.05% , 07/07/32 .................. 1,600 1,567,479
4.92% , 09/25/33 .................. 1,400 1,443,249
4.86% , 07/02/34 .................. 1,800 1,844,450
2.88% , 10/19/41 .................. 1,200 890,442
4.95% , 07/07/52 .................. 1,200 1,095,704
3.25% , 10/19/61 .................. 2,000 1,300,192
United Arab Emirates Government Bond
3.13% , 05/03/26 .................. 2,400 2,371,575
3.13% , 10/11/27 .................. 4,200 4,108,180
1.63% , 06/02/28 .................. 2,000 1,854,795
4.88% , 04/30/29 .................. 1,400 1,439,050
2.50% , 09/30/29 .................. 3,400 3,182,945
3.13% , 04/16/30 .................. 3,000 2,870,439
1.70% , 03/02/31 .................. 1,400 1,219,463
1.88% , 09/15/31 .................. 1,600 1,384,634
5.00% , 04/30/34 .................. 1,400 1,459,359
5.25% , 01/30/43 .................. 1,000 938,826
4.13% , 10/11/47 .................. 3,000 2,463,879
3.13% , 09/30/49 .................. 3,800 2,562,384
3.88% , 04/16/50 .................. 3,700 2,855,418
3.90% , 09/09/50 .................. 1,400 994,208
3.00% , 09/15/51 .................. 1,200 784,324
5.50% , 04/30/54 .................. 1,800 1,780,193

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
146
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Arab Emirates (continued)
2.70% , 09/02/70 .................. USD 1,600 $ 862,455
50,401,389
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38% , 10/27/27 .................. 1,303 1,303,982
4.38% , 01/23/31 .................. 2,025 2,003,373
7.88% , 01/15/33
(d)
................. 869 1,019,231
5.75% , 10/28/34 .................. 2,200 2,297,950
7.63% , 03/21/36 .................. 900 1,063,174
5.44% , 02/14/37 .................. 1,250 1,272,493
4.13% , 11/20/45
(d)
................. 720 605,431
5.10% , 06/18/50 .................. 3,875 3,549,619
4.98% , 04/20/55 .................. 2,800 2,462,466
5.25% , 09/10/60 .................. 1,125 1,015,359
16,593,078
Uzbekistan — 0.0%
Republic of Uzbekistan
(f)
7.85% , 10/12/28 .................. 1,000 1,058,253
5.38% , 02/20/29 .................. 200 194,964
1,253,217
Zambia — 0.0%
Republic of Zambia
(f)
5.75% , 06/30/33
(g)
................. 1,396 1,206,660
0.50% , 12/31/53 .................. 1,183 662,003
1,868,663
Total Foreign Government Obligations — 3 .3%
(Cost: $ 1,139,878,770 ) ............................ 1,088,094,236
Municipal Bonds
Arizona — 0.0%
Salt River Project Agricultural Improvement
& Power District , Series 2010A , RB ,
4.84% , 01/01/41 .................. 1,000 941,028
California — 0 .2%
Bay Area Toll Authority
Series 2009F-2 , RB , 6.26% , 04/01/49 .... 1,140 1,202,444
Series 2010S-1 , RB , 7.04% , 04/01/50 .... 150 172,804
Series 2010S-3 , RB , 6.91% , 10/01/50
(d)
... 775 882,318
Series 2021F3 , RB , 3.13% , 04/01/55 .... 565 367,464
California Earthquake Authority , Series 2022A ,
RB , 5.60% , 07/01/27 ............... 200 202,004
California Health Facilities Financing Authority
Series 2022 , RB , 4.19% , 06/01/37 ...... 55 50,538
Series 2022 , RB , 4.35% , 06/01/41
(d)
..... 480 427,342
California State University
Series 2020E , RB , 2.90% , 11/01/51 ..... 100 68,850
Series 2020B , RB , 2.98% , 11/01/51 ..... 680 449,891
Series 2021B , RB , 2.72% , 11/01/52 ..... 1,055 670,331
Series 2023B , RB , 5.18% , 11/01/53 ..... 110 102,220
City of Los Angeles Department of Airports
Customer Facility Charge , Series 2022A ,
RB , 4.24% , 05/15/48
(d)
.............. 55 46,500
City of San Francisco , Series 2010G , RB ,
6.95% , 11/01/50 .................. 50 56,296
East Bay Municipal Utility District Water
System , Series 2010B , RB , 5.87% , 06/01/40 500 525,718
Foothill-Eastern Transportation Corridor
Agency , Series 2019A , RB , 4.09% , 01/15/49 350 284,018
Golden State Tobacco Securitization Corp.
Series 2021A , RB , 3.12% , 06/01/38 ..... 1,000 805,115
Series 2021A1 , RB , 3.71% , 06/01/41 .... 385 293,941
Security
Par (000)
Par (000) Value
California (continued)
Series 2021B , RB , 3.29% , 06/01/42 ..... USD 315 $ 237,129
Series 2021B , RB , 3.00% , 06/01/46 ..... 90 78,827
Series 2021B-1 , RB , 3.85% , 06/01/50 .... 160 149,518
Series 2021A1 , RB , 4.21% , 06/01/50 .... 205 145,460
Los Angeles Community College District , Series
2010E , GO , 6.75% , 08/01/49 .......... 535 605,224
Los Angeles Department of Water & Power
Series 2010D , RB , 6.57% , 07/01/45 ..... 600 618,591
Series 2010A , RB , 6.60% , 07/01/50
(d)
.... 855 902,888
Regents of the University of California Medical
Center Pooled
Series 2022Q , RB , 4.13% , 05/15/32 ..... 1,105 1,072,849
Series 2010H , RB , 6.55% , 05/15/48 ..... 725 781,649
Series 2009F , RB , 6.58% , 05/15/49 ..... 1,260 1,363,568
Series 2022Q , RB , 4.56% , 05/15/53 ..... 175 147,883
Series 2020N , RB , 3.26% , 05/15/60
(d)
.... 540 337,502
Series 2020N , RB , 3.71% , 05/15/2120 ... 100 61,863
San Diego County Regional Transportation
Commission , Series 2010A , RB ,
5.91% , 04/01/48 .................. 160 162,230
San Diego County Water Authority , Series
2010B , RB , 6.14% , 05/01/49 .......... 250 259,980
San Francisco City & County Public Utilities
Commission Wastewater , Series 2024A , RB ,
4.66% , 10/01/27 .................. 410 416,158
San Joaquin Hills Transportation Corridor
Agency , Series 2021B , RB , 3.49% , 01/15/50 250 185,208
State of California
Series 2021 , GO , 1.70% , 02/01/28
(d)
..... 250 235,393
Series 2018 , GO , 3.50% , 04/01/28 ...... 2,815 2,779,346
Series 2019 , GO , 3.05% , 04/01/29 ...... 500 482,096
GO , 4.50% , 08/01/29 ............... 350 355,575
Series 2024 , GO , 5.13% , 09/01/29 ...... 1,000 1,040,088
Series 2019 , GO , 2.50% , 10/01/29 ...... 570 533,861
Series 2009 , GO , 7.50% , 04/01/34 ...... 1,900 2,204,689
Series 2024 , GO , 5.15% , 09/01/34 ...... 1,000 1,023,193
GO , 5.10% , 09/01/35 ............... 500 506,792
Series 2018 , GO , 4.60% , 04/01/38 ...... 125 127,088
Series 2009 , GO , 7.55% , 04/01/39 ...... 1,630 1,967,798
Series 2009 , GO , 7.30% , 10/01/39 ...... 1,155 1,340,620
Series 2009 , GO , 7.35% , 11/01/39 ...... 500 583,273
Series 2010 , GO , 7.63% , 03/01/40 ...... 1,200 1,446,783
Series 2010 , GO , 7.60% , 11/01/40 ...... 2,350 2,853,734
Series 2023 , GO , 5.88% , 10/01/41 ...... 2,000 2,057,748
Series 2023 , GO , 5.20% , 03/01/43 ...... 105 101,071
University of California
Series 2020BG , RB , 1.61% , 05/15/30 .... 720 633,825
Series 2021BJ , RB , 3.07% , 05/15/51 .... 1,305 831,231
Series 2012AD , RB , 4.86% , 05/15/2112 .. 110 91,109
Series 2015AQ , RB , 4.77% , 05/15/2115 .. 1,445 1,189,708
36,519,342
Connecticut — 0.0%
State of Connecticut , Series A , GO ,
5.85% , 03/15/32 .................. 1,340 1,438,966
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority ,
Series 2014A , RB , 4.81% , 10/01/2114 .... 100 84,949
Florida — 0.0%
County of Broward Airport System , Series
2019C , RB , 3.48% , 10/01/43 .......... 1,000 812,836
County of Miami-Dade , Series 2018C , RB ,
4.28% , 10/01/41 .................. 60 53,913

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
147
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
County of Miami-Dade Seaport Department ,
Series 2023 , RB , 6.22% , 11/01/55 ...... USD 170 $ 177,000
County of Miami-Dade Transit System , Series
2020B , RB , 2.60% , 07/01/42 .......... 1,000 742,193
State Board of Administration Finance Corp.
Series 2020A , RB , 1.71% , 07/01/27
(d)
.... 750 711,507
Series 2020A , RB , 2.15% , 07/01/30 ..... 925 822,946
Series 2024A , RB , 5.53% , 07/01/34 ..... 750 766,152
4,086,547
Georgia — 0 .1%
City of Atlanta Water & Wastewater , Series
2020 , RB , 2.26% , 11/01/35 ........... 120 99,636
Municipal Electric Authority of Georgia
Series 2010-A , RB , 6.64% , 04/01/57 ..... 977 1,062,255
Series 2010-A , RB , 6.66% , 04/01/57 ..... 306 324,543
Series 2010-A , RB , 7.06% , 04/01/57 ..... 814 902,146
2,388,580
Idaho — 0.0%
Idaho Energy Resources Authority , Series 2021 ,
RB , 2.86% , 09/01/46 ............... 85 58,369
Illinois — 0 .1%
Chicago O'Hare International Airport
Series 2010B , RB , 6.40% , 01/01/40 ..... 500 538,184
Series 2018C , RB , 4.47% , 01/01/49
(d)
.... 80 69,520
Chicago Transit Authority Sales & Transfer Tax
Receipts
Series 2008B , RB , 6.90% , 12/01/40
(d)
.... 741 823,435
Series 2008A , RB , 6.90% , 12/01/40 ..... 1,211 1,344,566
Chicago Transit Authority Sales Tax Receipts
Fund , Series 2010-B , RB , 6.20% , 12/01/40 400 410,584
Illinois State Toll Highway Authority , Series
2009A , RB , 6.18% , 01/01/34 .......... 180 191,611
Sales Tax Securitization Corp.
Series 2021B , RB , 3.24% , 01/01/42 ..... 1,000 790,548
Series 2019A , RB , 4.79% , 01/01/48 ..... 595 528,278
State of Illinois
Series 2003 , GO , 5.10% , 06/01/33 ...... 7,158 7,154,599
Series 2010-5 , GO , 7.35% , 07/01/35 ..... 629 667,136
12,518,461
Indiana — 0.0%
Indiana Finance Authority , Series 2021 , RB ,
3.05% , 01/01/51 .................. 100 70,739
Kansas — 0.0%
Kansas Development Finance Authority , Series
2021K , RB , 2.77% , 05/01/51
(d)
......... 420 284,632
Louisiana — 0.0%
Louisiana Local Government Environmental
Facilities & Community Development Auth ,
Series 2023-ELL , RB , 5.08% , 06/01/31 ... 315 319,671
Louisiana Local Government Environmental
Facilities & Community Development
Authority
Series 2022A , RB , 3.62% , 02/01/29 ..... 319 316,534
Series 2022A , RB , 4.48% , 08/01/39
(d)
.... 1,405 1,327,187
Series 2023 , RB , 5.20% , 12/01/39 ...... 1,215 1,235,188
3,198,580
Maryland — 0.0%
Maryland Economic Development Corp.
Series 2024 , RB , 5.43% , 05/31/56 ...... 435 412,832
Series 2024 , RB , 5.94% , 05/31/57 ...... 180 180,565
Security
Par (000)
Par (000) Value
Maryland (continued)
Maryland Health & Higher Educational
Facilities Authority , Series 2020D , RB ,
3.05% , 07/01/40 .................. USD 200 $ 152,719
746,116
Massachusetts — 0.0%
Commonwealth of Massachusetts
Series 2010A , GO , 4.91% , 05/01/29 ..... 805 820,408
Series 2022A , RB , 3.77% , 07/15/29 ..... 805 794,894
Series 2009E , GO , 5.46% , 12/01/39 ..... 1,145 1,172,704
Series 2019H , GO , 2.90% , 09/01/49 ..... 550 373,718
Commonwealth of Massachusetts
Transportation Fund , Series 2010A , RB ,
5.73% , 06/01/40 .................. 1,000 1,029,438
Massachusetts School Building Authority
Series 2019B , RB , 3.40% , 10/15/40 ..... 65 54,989
Series 2020C , RB , 2.95% , 05/15/43
(d)
.... 1,765 1,323,533
5,569,684
Michigan — 0.0%
Michigan Finance Authority
Series 2019T , RB , 3.08% , 12/01/34 ..... 350 311,962
Series 2019T , RB , 3.38% , 12/01/40 ..... 55 45,153
Michigan State University , Series 2022A , RB ,
4.17% , 08/15/2122 ................. 550 390,444
Michigan Strategic Fund , Series 2021A , RB ,
3.23% , 09/01/47 .................. 50 37,198
University of Michigan
Series 2020B , RB , 2.44% , 04/01/40 ..... 238 174,011
Series 2020B , RB , 2.56% , 04/01/50 ..... 2,000 1,232,005
Series 2022B , RB , 3.50% , 04/01/52 ..... 119 87,897
Series 2022A , RB , 3.50% , 04/01/52 ..... 153 111,179
Series 2022A , RB , 4.45% , 04/01/2122 ... 1,596 1,270,594
3,660,443
Minnesota — 0.0%
University of Minnesota , Series 2022 , RB ,
4.05% , 04/01/52 .................. 268 215,605
Missouri — 0.0%
Health & Educational Facilities Authority of the
State of Missouri
Series 2020A , RB , 3.23% , 05/15/50
(d)
.... 500 349,357
Series 2017A , RB , 3.65% , 08/15/57 ..... 225 162,221
511,578
Nebraska — 0.0%
University of Nebraska Facilities Corp. (The) ,
Series 2019A , RB , 3.04% , 10/01/49 ..... 50 35,640
New Jersey — 0.0%
New Jersey Economic Development Authority ,
Series A , RB , 7.43% , 02/15/29 ......... 1,085 1,145,858
New Jersey Transportation Trust Fund Authority ,
Series 2010B , RB , 6.56% , 12/15/40 ..... 1,210 1,310,882
New Jersey Turnpike Authority
Series 2009F , RB , 7.41% , 01/01/40 ..... 1,055 1,269,681
Series 2010A , RB , 7.10% , 01/01/41 ..... 1,435 1,636,056
Rutgers The State University of New Jersey
Series 2010H , RB , 5.67% , 05/01/40 ..... 500 506,462
Series 2019R , RB , 3.27% , 05/01/43 ..... 200 158,790
Series 2019P , RB , 3.92% , 05/01/2119 .... 100 66,720
6,094,449

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
148
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York — 0.0%
City of New York
Series A-2 , GO , 5.21% , 10/01/31 ....... USD 135 $ 136,135
Series 2025, Sub-Series C-2 , GO ,
4.61% , 09/01/37 ................ 450 431,644
Series 2011C-1 , GO , 5.52% , 10/01/37 .... 450 453,612
Series 2011F-1 , GO , 6.27% , 12/01/37 .... 1,000 1,080,226
Series 2025, Sub-Series D-2 , GO ,
5.26% , 10/01/44 ................ 250 240,684
Series 2025H , GO , 6.29% , 02/01/45 ..... 90 93,446
Series 2023B, Sub-Series B-2 , GO ,
5.26% , 10/01/52 ................ 75 71,135
Series 2024B, Sub-Series B1 , GO ,
5.83% , 10/01/53 ................ 1,000 1,028,106
Series 2025, Sub-Series D-1 , GO ,
5.11% , 10/01/54
(d)
............... 100 92,914
Series 2025H , 5.94% , 02/01/55 ........ 40 41,774
Series 2025H , GO , 6.39% , 02/01/55 ..... 230 238,795
Empire State Development Corp. , Series
2009E , RB , 5.77% , 03/15/39 .......... 135 139,116
Metropolitan Transportation Authority
Series 2010A , RB , 6.67% , 11/15/39 ..... 750 808,830
Series 2010E , RB , 6.81% , 11/15/40 ..... 170 184,979
Metropolitan Transportation Authority
Dedicated Tax Fund , Series 2009C , RB ,
7.34% , 11/15/39 .................. 460 542,259
New York City Municipal Water Finance
Authority
Series 2010GG , RB , 5.72% , 06/15/42 .... 250 252,076
Series 2010DD , RB , 5.95% , 06/15/42 .... 225 232,911
Series 2011AA , RB , 5.44% , 06/15/43
(d)
... 525 514,584
Series 2011CC , RB , 5.88% , 06/15/44 .... 975 996,081
New York State Dormitory Authority
(d)
Series 2009F , RB , 5.63% , 03/15/39 ..... 50 51,313
Series 2010D , RB , 5.60% , 03/15/40 ..... 390 399,878
Port Authority of New York & New Jersey
Series 2010-165 , RB , 5.65% , 11/01/40 ... 1,290 1,354,576
Series 2014-181 , RB , 4.96% , 08/01/46 ... 100 93,941
Series 229 , RB , 3.14% , 02/15/51 ....... 230 164,194
Series 2011-168 , RB , 4.93% , 10/01/51 ... 775 716,660
Series 239 , RB , 5.07% , 07/15/53
(d)
...... 500 467,056
Series 201 , RB , 4.23% , 10/15/57 ....... 1,000 800,895
Series 225 , RB , 3.18% , 07/15/60 ....... 1,100 692,331
Series 2012-174 , RB , 4.46% , 10/01/62 ... 2,300 1,928,696
Series 192 , RB , 4.81% , 10/15/65 ....... 145 128,676
United Nations Development Corp. , Series
2025A , RB , 6.54% , 08/01/55 .......... 170 176,250
14,553,773
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The) ,
Series 2021A , RB , 3.20% , 01/15/51 ..... 435 289,493
Ohio — 0.0%
American Municipal Power, Inc.
Series 2010A , RB , 7.83% , 02/15/41 ..... 700 837,811
Series 2010A , RB , 8.08% , 02/15/50 ..... 650 815,506
JobsOhio Beverage System
Series 2023 , RB , 4.43% , 01/01/33 ...... 125 123,725
Series 2013B , RB , 4.53% , 01/01/35 ..... 350 342,230
Series 2020A , RB , 2.83% , 01/01/38 ..... 250 205,805
Ohio State University (The)
Series 2010-C , RB , 4.91% , 06/01/40 ..... 1,175 1,154,819
Series 2011A , RB , 4.80% , 06/01/2111
(d)
... 200 171,008
Security
Par (000)
Par (000) Value
Ohio (continued)
Ohio Turnpike & Infrastructure Commission ,
Series 2020A , RB , 3.22% , 02/15/48 ..... USD 160 $ 117,011
3,767,915
Oklahoma — 0.0%
Oklahoma Development Finance Authority
Series 2022 , RB , 4.62% , 06/01/44 ...... 330 315,547
Series 2022 , RB , 4.38% , 11/01/45 ...... 400 369,768
Series 2022 , RB , 5.09% , 02/01/52 ...... 1,375 1,309,980
1,995,295
Oregon — 0.0%
Oregon School Boards Association (NPFGC)
Series 2002B , GO , 5.55% , 06/30/28 ..... 81 82,610
Series 2003B , GO , 5.68% , 06/30/28 ..... 100 101,689
Oregon State University , Series 2020 , RB ,
3.42% , 03/01/60 .................. 200 136,563
State of Oregon , Series 2003 , GO ,
5.89% , 06/01/27 .................. 556 565,519
886,381
Pennsylvania — 0.0%
Commonwealth Financing Authority
Series 2018A , RB , 3.86% , 06/01/38 ..... 600 546,113
Series 2021A , RB , 2.99% , 06/01/42
(d)
.... 710 531,714
Pennsylvania Economic Development
Financing Authority , Series 2025 , RB ,
5.69% , 06/01/54 .................. 590 579,633
Pennsylvania State University (The)
Series 2020D , RB , 2.79% , 09/01/43 ..... 500 368,586
Series 2020D , RB , 2.84% , 09/01/50 ..... 250 162,985
Pennsylvania Turnpike Commission , Series
2010B , RB , 5.51% , 12/01/45 .......... 250 246,649
University of Pittsburgh-of the Commonwealth
System of Higher Education , Series 2019A ,
RB , 3.56% , 09/15/2119
(d)
............. 200 125,774
2,561,454
Tennessee — 0.0%
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities
Board , Series 2016B , RB , 4.05% , 07/01/26 250 248,995
Texas — 0.0%
Board of Regents of the University of Texas
System
Series 2010C , RB , 4.79% , 08/15/46 ..... 155 146,699
Series 2020B , RB , 2.44% , 08/15/49 ..... 845 501,117
City of San Antonio Electric & Gas Systems
Series 2009C , RB , 5.99% , 02/01/39 ..... 1,000 1,053,559
Series 2010A , RB , 5.81% , 02/01/41 ..... 200 203,291
Dallas Area Rapid Transit
Series 2009B , RB , 6.00% , 12/01/44 ..... 50 51,517
Series 2021A , RB , 2.61% , 12/01/48 ..... 1,500 983,347
Series 2010B , RB , 5.02% , 12/01/48
(d)
.... 525 478,942
Dallas County Hospital District , Series 2009C ,
GO , 5.62% , 08/15/44 ............... 50 50,154
Dallas Fort Worth International Airport
Series 2020C , RB , 3.09% , 11/01/40 ..... 500 394,769
Series 2019A , RB , 3.14% , 11/01/45 ..... 250 184,923
Series 2021C , RB , 2.84% , 11/01/46 ..... 95 68,066
Series 2020C , RB , 2.92% , 11/01/50
(d)
.... 1,150 784,340
Series 2022A , RB , 4.51% , 11/01/51 ..... 1,265 1,073,719
Grand Parkway Transportation Corp. , Series
2020B , RB , 3.24% , 10/01/52 .......... 855 577,246

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
149
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
North Texas Tollway Authority , Series 2009B ,
RB , 6.72% , 01/01/49 ............... USD 1,248 $ 1,387,912
Permanent University Fund - Texas A&M
University System , Series 2017B , RB ,
3.66% , 07/01/47 .................. 100 80,306
Permanent University Fund - University
of Texas System , Series 2017A , RB ,
3.38% , 07/01/47 .................. 1,120 837,709
State of Texas , Series 2009A , GO ,
5.52% , 04/01/39 .................. 1,015 1,039,309
Texas Department of Transportation
State Highway Fund , Series 2010 , RB ,
5.18% , 04/01/30 .................. 1,115 1,139,357
Texas Natural Gas Securitization Finance Corp.
Series 2023A-1 , RB , 5.10% , 04/01/35
(d)
... 1,668 1,703,477
Series 2023A-2 , RB , 5.17% , 04/01/41 .... 1,335 1,341,736
Texas Private Activity Bond Surface
Transportation Corp. , Series 2019B , RB ,
3.92% , 12/31/49 .................. 400 313,747
Texas Transportation Commission , Series 2020 ,
GO , 2.47% , 10/01/44 ............... 500 342,344
14,737,586
Virginia — 0.0%
University of Virginia
Series 2020 , RB , 2.26% , 09/01/50 ...... 1,120 635,873
Series 2017C , RB , 4.18% , 09/01/2117 ... 50 37,256
673,129
Washington — 0.0%
Central Puget Sound Regional Transit Authority ,
Series 2009S-2T , RB , 5.49% , 11/01/39 ... 30 30,367
Wisconsin — 0.0%
State of Wisconsin
Series 2023A , RB , 5.70% , 05/01/26 ..... 15 15,219
Series 2017C , RB , 3.15% , 05/01/27 ..... 250 245,689
260,908
Total Municipal Bonds — 0 .4%
(Cost: $ 137,855,117 ) .............................. 118,429,004
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.6%
3650R Commercial Mortgage Trust, Series
2022-PF2, Class A5, 5.47%, 11/15/55
(h)
... 500 511,386
BANK
Series 2017-BNK8, Class A3, 3.23%,
11/15/50 ..................... 2,050 1,986,591
Series 2018-BN13, Class A4, 3.95%,
08/15/61 ..................... 1,686 1,648,361
Series 2019-BN16, Class C, 4.79%,
02/15/52
(h)
.................... 1,000 890,747
Series 2019-BN21, Class A5, 2.85%,
10/17/52 ..................... 1,000 925,165
Series 2020-BN25, Class C, 3.46%,
01/15/63
(h)
.................... 200 170,511
Series 2020-BN27, Class A5, 2.14%,
04/15/63 ..................... 690 602,340
Series 2022-BNK44, Class AS, 5.94%,
11/15/55
(h)
.................... 5,400 5,480,767
Series 2024-BNK47, Class A5, 5.72%,
06/15/57 ..................... 2,220 2,326,606
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BANK5
Series 2024-5YR10, Class AS, 5.64%,
10/15/57 ..................... USD 500 $ 509,428
Series 2024-5YR11, Class A3, 5.89%,
11/15/57 ..................... 5,000 5,260,209
BANK5 Trust, Series 2024-5YR6, Class A3,
6.23%, 05/15/57 .................. 4,500 4,739,662
Barclays Commercial Mortgage Trust, Series
2019-C3, Class A4, 3.58%, 05/15/52 ..... 1,421 1,357,468
BBCMS Mortgage Trust
Series 2018-C2, Class A4, 4.05%, 12/15/51 2,475 2,443,357
Series 2018-C2, Class A5, 4.31%, 12/15/51 800 794,874
Series 2020-C7, Class A4, 1.79%, 04/15/53 3,000 2,650,599
Series 2020-C7, Class A5, 2.04%, 04/15/53 1,330 1,169,050
Series 2020-C8, Class A5, 2.04%, 10/15/53 4,125 3,597,740
Series 2021-C12, Class A5, 2.69%, 11/15/54 1,000 880,811
Series 2021-C9, Class C, 3.19%, 02/15/54
(h)
250 207,555
Series 2022-C15, Class A5, 3.66%,
04/15/55
(h)
.................... 1,940 1,783,580
Series 2022-C17, Class C, 5.45%,
09/15/55
(h)
.................... 500 470,966
Series 2022-C18, Class A5, 5.71%,
12/15/55
(h)
.................... 1,335 1,401,426
Series 2022-C18, Class AS, 6.35%,
12/15/55
(h)
.................... 500 518,622
Series 2022-C18, Class C, 6.35%,
12/15/55
(h)
.................... 500 496,100
Series 2023-C21, Class A5, 6.00%,
09/15/56
(h)
.................... 3,120 3,322,420
Series 2023-C22, Class A5, 6.80%,
11/15/56
(h)
.................... 4,475 5,027,368
Series 2024-5C25, Class A3, 5.95%,
03/15/57 ..................... 597 623,524
Series 2024-5C25, Class AS, 6.36%,
03/15/57
(h)
.................... 400 417,358
Series 2024-5C25, Class B, 6.15%,
03/15/57
(h)
.................... 700 712,393
Series 2024-5C25, Class C, 6.64%,
03/15/57
(h)
.................... 420 423,742
Series 2024-5C27, Class A2, 5.55%,
07/15/57 ..................... 2,000 2,054,234
Series 2024-5C27, Class C, 6.70%,
07/15/57
(h)
.................... 1,000 1,010,976
Series 2024-5C29, Class A3, 5.21%,
09/15/57 ..................... 900 918,308
Series 2024-5C29, Class AS, 5.63%,
09/15/57 ..................... 2,200 2,238,781
Series 2024-C24, Class AS, 5.87%,
02/15/57 ..................... 500 518,250
Series 2024-C24, Class B, 5.72%, 02/15/57 580 572,420
Series 2024-C28, Class A3, 5.89%, 09/15/57 1,000 1,040,733
Series 2024-C30, Class A5, 5.53%, 11/15/57 800 826,777
Series 2024-C30, Class AS, 5.83%,
11/15/57
(h)
.................... 500 504,888
Series 2025-5C33, Class A4, 5.84%,
03/15/58 ..................... 4,000 4,187,718
Series 2025-C32, Class A5, 5.72%, 02/15/62 1,000 1,048,441
BBCMS Trust, Series 2021-C10, Class ASB,
2.27%, 07/15/54 .................. 1,830 1,698,322
Benchmark Mortgage Trust
Series 2018-B4, Class ASB, 4.06%,
07/15/51
(h)
.................... 303 301,118
Series 2018-B5, Class A3, 3.94%, 07/15/51 2,400 2,347,818
Series 2018-B5, Class A4, 4.21%, 07/15/51 750 737,639
Series 2019-B10, Class A4, 3.72%, 03/15/62 5,000 4,831,685

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
150
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2019-B11, Class A4, 3.28%, 05/15/52 USD 3,000 $ 2,831,563
Series 2019-B9, Class A5, 4.02%, 03/15/52 2,500 2,426,522
Series 2020-B21, Class A4, 1.70%, 12/17/53 2,400 2,074,218
Series 2020-B21, Class A5, 1.98%, 12/17/53 1,450 1,245,440
Series 2020-B22, Class A5, 1.97%, 01/15/54 5,000 4,264,789
Series 2020-IG1, Class AS, 2.91%,
09/15/43
(h)
.................... 250 202,900
Series 2021-B23, Class A5, 2.07%, 02/15/54 5,000 4,251,745
Series 2021-B29, Class A5, 2.39%, 09/15/54 6,660 5,786,822
Series 2023-B38, Class A2, 5.63%, 04/15/56 6,000 6,140,111
Series 2023-B38, Class A4, 5.52%, 04/15/56 1,217 1,260,730
Series 2023-V2, Class A2, 5.36%, 05/15/55 500 508,021
Series 2024-V11, Class A3, 5.91%,
11/15/57
(h)
.................... 1,810 1,898,485
Series 2024-V5, Class B, 6.06%, 01/10/57
(h)
1,000 1,011,576
Series 2024-V5, Class C, 7.20%, 01/10/57
(h)
500 508,632
Series 2024-V6, Class A3, 5.93%, 03/15/57 2,800 2,920,639
Series 2024-V6, Class AS, 6.38%, 03/15/57 1,850 1,936,968
Series 2024-V6, Class B, 6.79%, 03/15/57 . 1,080 1,122,124
Series 2024-V6, Class C, 6.67%, 03/15/57 . 440 443,517
Series 2024-V8, Class C, 7.18%,
07/15/57
(e) (h)
................... 1,500 1,540,772
Series 2024-V9, Class AS, 6.06%,
08/15/57
(h)
.................... 1,000 1,041,742
Series 2025-V13, Class A2, 5.33%, 02/15/58 3,000 3,046,587
Series 2025-V14, Class A4, 5.66%, 04/15/57 3,500 3,637,740
BMARK
(h)
Series 2023-V4, Class A3, 6.84%, 11/15/56 4,500 4,793,930
Series 2023-V4, Class B, 7.71%, 11/15/56 . 1,000 1,052,122
BMO Mortgage Trust
Series 2024-5C3, Class AS, 6.29%,
02/15/57
(h)
.................... 1,104 1,148,667
Series 2024-5C6, Class A3, 5.32%, 09/15/57 520 531,566
Series 2024-5C6, Class AS, 5.75%,
09/15/57
(h)
.................... 1,000 1,025,068
Series 2024-5C6, Class B, 6.09%,
09/15/57
(h)
.................... 375 378,778
Series 2024-5C6, Class C, 5.88%,
09/15/57
(h)
.................... 250 243,260
Series 2024-5C7, Class AS, 5.89%,
11/15/57
(h)
.................... 700 722,343
Series 2024-5C7, Class B, 6.41%,
11/15/57
(h)
.................... 1,900 1,940,424
Series 2024-C8, Class C, 6.23%, 03/15/57
(h)
500 476,436
Cantor Commercial Real Estate Lending, Series
2019-CF2, Class A5, 2.87%, 11/15/52 .... 750 692,455
CD Mortgage Trust
Series 2017-CD5, Class A4, 3.43%,
08/15/50 ..................... 1,280 1,244,898
Series 2017-CD6, Class B, 3.91%,
11/13/50
(h)
.................... 500 468,382
Series 2018-CD7, Class B, 4.66%,
08/15/51
(h)
.................... 400 381,971
CFCRE Commercial Mortgage Trust, Series
2017-C8, Class A4, 3.57%, 06/15/50 ..... 1,000 972,608
Citigroup Commercial Mortgage Trust
Series 2016-P4, Class A4, 2.90%, 07/10/49 3,600 3,505,498
Series 2016-P6, Class A4, 3.46%, 12/10/49 8,868 8,669,730
Series 2017-P7, Class A4, 3.71%, 04/14/50 750 730,119
Series 2018-B2, Class A3, 3.74%, 03/10/51 966 947,613
Series 2018-C5, Class A3, 3.96%, 06/10/51 1,311 1,288,105
Series 2019-C7, Class A4, 3.10%, 12/15/72 1,000 928,916
Series 2019-C7, Class AS, 3.42%, 12/15/72 500 453,094
Series 2019-C7, Class C, 4.05%, 12/15/72
(h)
1,000 890,527
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust, Series 2017-
COR2, Class A3, 3.51%, 09/10/50 ...... USD 1,000 $ 972,491
CSAIL Commercial Mortgage Trust
Series 2018-CX11, Class A5, 4.03%,
04/15/51
(h)
.................... 1,750 1,723,011
Series 2018-CX11, Class B, 4.45%,
04/15/51
(h)
.................... 1,000 962,223
Series 2019-C15, Class A4, 4.05%, 03/15/52 1,000 975,780
Series 2019-C18, Class A4, 2.97%, 12/15/52 2,000 1,848,441
DBJPM Mortgage Trust, Series 2017-C6, Class
AM, 3.56%, 06/10/50
(h)
.............. 2,000 1,905,713
FIVE Mortgage Trust, Series 2023-V1, Class
A3, 5.67%, 02/10/56
(h)
.............. 300 307,805
GS Mortgage Securities Trust, Series 2018-
GS10, Class AS, 4.38%, 07/10/51
(h)
..... 1,000 941,575
JP Morgan Chase Commercial Mortgage
Securities Trust
Series 2016-JP3, Class A4, 2.63%, 08/15/49 1,081 1,057,247
Series 2016-JP4, Class A4, 3.65%,
12/15/49
(h)
.................... 2,499 2,432,258
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP7, Class A5, 3.45%, 09/15/50 1,000 969,408
Series 2019-COR5, Class A3, 3.12%,
06/13/52 ..................... 1,000 955,007
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2016-C28, Class AS, 3.95%,
01/15/49 ....................... 2,000 1,939,047
Morgan Stanley Capital I Trust
Series 2018-H3, Class A5, 4.18%, 07/15/51 1,000 983,028
Series 2018-H3, Class C, 5.01%, 07/15/51
(h)
400 371,333
Series 2018-L1, Class A3, 4.14%, 10/15/51 1,000 981,281
Series 2019-H6, Class A4, 3.42%, 06/15/52 880 834,698
Series 2019-L3, Class AS, 3.49%, 11/15/52 420 384,175
Series 2019-L3, Class B, 3.77%, 11/15/52
(h)
500 450,582
Series 2020-HR8, Class B, 2.70%, 07/15/53 63 51,495
Series 2020-L4, Class A2, 2.45%, 02/15/53 2,000 1,824,759
Series 2021-L6, Class C, 3.57%, 06/15/54
(h)
250 195,998
Series 2021-L7, Class A5, 2.57%, 10/15/54 2,500 2,173,832
UBS Commercial Mortgage Trust, Series 2018-
C8, Class A4, 3.98%, 02/15/51 ......... 875 857,341
Wells Fargo Commercial Mortgage Trust
Series 2017-C42, Class A4, 3.59%, 12/15/50 1,200 1,166,811
Series 2018-C43, Class AS, 4.15%,
03/15/51
(h)
.................... 1,000 972,527
Series 2018-C47, Class A4, 4.44%, 09/15/61 1,000 994,368
Series 2018-C47, Class AS, 4.67%,
09/15/61
(h)
.................... 2,000 1,952,595
Series 2019-C54, Class A4, 3.15%, 12/15/52 1,400 1,313,032
Series 2020-C56, Class A5, 2.45%, 06/15/53 520 470,276
Series 2020-C58, Class A4, 2.09%, 07/15/53 2,120 1,842,665
Series 2021-C59, Class A5, 2.63%, 04/15/54 3,470 3,037,950
Series 2021-C60, Class A4, 2.34%, 08/15/54 920 799,682
Series 2021-C61, Class A4, 2.66%, 11/15/54 4,231 3,713,379
Series 2021-C61, Class C, 3.31%, 11/15/54 500 406,646
204,545,446
Total Non-Agency Mortgage-Backed Securities — 0 .6%
(Cost: $ 209,087,627 ) .............................. 204,545,446

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
151
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Preferred Securities
Shares
Shares
Preferred Stocks
IT Services — 0.0%
Veritas Newco
(a)
................... 4,076 $ 89,585
89,585
Passenger Airlines — 0.0%
Azul SA
(a) (d)
........................ 77,932 59,478
Total Preferred Stocks — 0.0%
(Cost: $ 150,878 ) ................................. 149,063
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.1%
Federal Home Loan Bank Bonds
2.50% , 12/10/27 .................. USD 250 242,955
3.00% , 03/10/28 .................. 60 58,885
3.13% , 06/13/25 - 09/12/25 ........... 3,880 3,870,464
3.25% , 06/09/28 - 11/16/28 ........... 1,375 1,357,708
5.50% , 07/15/36 .................. 3,285 3,578,008
Federal Home Loan Mortgage Corp.
0.00% , 12/14/29
(k)
................. 200 167,069
6.25% , 07/15/32 .................. 2,355 2,672,698
6.75% , 03/15/31 .................. 1,060 1,216,117
Federal National Mortgage Association
0.50% , 06/17/25 .................. 2,000 1,990,160
0.88% , 08/05/30 .................. 13,630 11,698,913
1.88% , 09/24/26 .................. 1,025 999,083
6.25% , 05/15/29 .................. 650 712,345
6.63% , 11/15/30 .................. 1,170 1,328,869
7.25% , 05/15/30 .................. 585 677,491
Tennessee Valley Authority
0.75% , 05/15/25 .................. 50 49,933
1.50% , 09/15/31 .................. 400 340,932
2.88% , 02/01/27 .................. 250 246,442
3.50% , 12/15/42 .................. 390 320,087
5.25% , 09/15/39 - 02/01/55 ........... 1,240 1,273,400
5.88% , 04/01/36 .................. 580 642,493
6.75% , 11/01/25 .................. 115 116,399
7.13% , 05/01/30 .................. 145 166,455
33,726,906
Commercial Mortgage-Backed Securities — 0.6%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Series K067 , Class A2 , 3.19% , 07/25/27 .. 3,680 3,613,771
Series K073 , Class A2 , 3.35% , 01/25/28 .. 1,000 982,802
Series K078 , Class A2 , 3.85% , 06/25/28 .. 3,600 3,580,898
Series K088 , Class A2 , 3.69% , 01/25/29 .. 5,000 4,934,930
Series K089 , Class A2 , 3.56% , 01/25/29 .. 2,000 1,965,076
Series K100 , Class A2 , 2.67% , 09/25/29 .. 7,000 6,601,977
Series K101 , Class A2 , 2.52% , 10/25/29 .. 2,000 1,872,856
Series K106 , Class A2 , 2.07% , 01/25/30 .. 3,170 2,892,838
Series K108 , Class A2 , 1.52% , 03/25/30 .. 3,000 2,665,882
Series K110 , Class A2 , 1.48% , 04/25/30 .. 660 583,704
Series K112 , Class A2 , 1.31% , 05/25/30 .. 3,000 2,617,515
Series K114 , Class A2 , 1.37% , 06/25/30 .. 1,000 871,884
Series K116 , Class A2 , 1.38% , 07/25/30 .. 7,091 6,176,039
Series K125 , Class A2 , 1.85% , 01/25/31 .. 5,000 4,400,213
Series K130 , Class A2 , 1.72% , 06/25/31 .. 3,500 3,029,099
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series K141 , Class A1 , 2.55% , 05/25/31 .. USD 2,222 $ 2,101,100
Series K141 , Class A2 , 2.25% , 02/25/32 .. 3,000 2,635,468
Series K-1512 , Class A2 , 2.99% , 05/25/31 . 910 850,083
Series K-1512 , Class A3 , 3.06% , 04/25/34 . 720 642,238
Series K154 , Class A2 , 3.42% , 04/25/32 .. 1,000 972,680
Series K514 , Class A2 , 4.57% , 12/25/28 .. 1,550 1,572,705
Series K515 , Class A2 , 5.40% , 01/25/29 .. 2,000 2,079,058
Series K528 , Class A2 , 4.51% , 07/25/29 .. 2,000 2,027,085
Series K736 , Class A2 , 2.28% , 07/25/26 .. 8,094 7,916,991
Series K739 , Class A2 , 1.34% , 09/25/27 .. 5,780 5,465,494
Series K740 , Class A2 , 1.47% , 09/25/27 .. 575 542,255
Series K750 , Class A2 , 3.00% , 09/25/29 .. 2,000 1,917,911
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
(h)
Series K-150 , Class A2 , 3.71% , 09/25/32 .. 11,000 10,504,916
Series K-154 , Class A2 , 4.35% , 01/25/33 .. 35,000 34,748,820
Series K-160 , Class A2 , 4.50% , 08/25/33 .. 3,438 3,435,376
Series K069 , Class A2 , 3.19% , 09/25/27 .. 5,908 5,795,281
Series K070 , Class A2 , 3.30% , 11/25/27 .. 1,652 1,623,328
Series K075 , Class A2 , 3.65% , 02/25/28 .. 3,065 3,033,184
Series K077 , Class A2 , 3.85% , 05/25/28 .. 2,400 2,387,049
Series K086 , Class A2 , 3.86% , 11/25/28 .. 1,000 993,035
Series K517 , Class A2 , 5.36% , 01/25/29 .. 6,200 6,444,284
Series K749 , Class A2 , 2.12% , 03/25/29 .. 15,000 14,009,173
Federal National Mortgage Association ACES
Series 2019-M5 , Class A2 , 3.27% , 02/25/29 4,654 4,531,240
Series 2019-M9 , Class A2 , 2.94% , 06/25/29 3,261 3,138,191
Series 2020-M46 , Class A2 ,
1.32% , 05/25/30 ................ 982 870,824
Federal National Mortgage Association ACES
Variable Rate Notes
(h)
Series 2017-M7 , Class A2 , 2.96% , 02/25/27 3,928 3,847,105
Series 2018-M1 , Class A2 , 3.09% , 12/25/27 637 622,030
Series 2018-M3 , Class A2 , 3.17% , 02/25/30 7,486 7,171,739
Series 2018-M10 , Class A2 ,
3.47% , 07/25/28 ................ 2,688 2,637,275
Series 2018-M12 , Class A2 ,
3.75% , 08/25/30 ................ 2,950 2,873,708
Series 2019-M2 , Class A2 , 3.74% , 11/25/28 1,756 1,733,077
Series 2021-M13 , Class A2 ,
1.65% , 04/25/31 ................ 17,050 14,661,663
Series 2021-M17 , Class A2 ,
1.71% , 07/25/31 ................ 5,000 4,320,551
Series 2022-M1 , Class A2 , 1.72% , 10/25/31 9,890 8,392,782
213,287,183
Mortgage-Backed Securities — 21.1%
Federal Home Loan Mortgage Corp.
2.50% , 01/01/30 - 01/01/33 ........... 1,065 1,020,271
3.00% , 05/01/29 - 10/01/47 ........... 17,422 16,188,734
3.50% , 05/01/32 - 06/01/49 ........... 10,828 10,018,424
4.00% , 05/01/33 - 01/01/49 ........... 4,040 3,840,541
4.50% , 02/01/41 - 01/01/49 ........... 2,028 1,982,330
5.00% , 04/01/33 - 04/01/49 ........... 753 756,219
Federal National Mortgage Association
3.00% , 02/01/47 .................. 274 246,219
3.50% , 11/01/51 .................. 1,065 985,487
4.00% , 02/01/47 - 02/01/57 ........... 1,373 1,293,885
Government National Mortgage Association
1.50% , 10/20/51 .................. 4,925 3,783,736
2.00% , 07/20/50 - 06/20/52 ........... 319,431 260,472,180
2.00% , 05/15/55 .................. 23,992 19,568,247
2.50% , 05/20/45 - 09/20/52 ........... 295,912 252,240,035
2.50% , 05/15/55 .................. 20,480 17,450,964

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
152
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
3.00% , 01/20/43 - 09/20/52 ........... USD 212,859 $ 188,901,340
3.00% , 05/15/55 .................. 25,092 22,211,494
3.50% , 09/20/42 - 07/20/53 ........... 147,894 135,516,550
3.50% , 05/15/55 .................. 37,013 33,619,612
4.00% , 08/20/45 - 11/20/54 ........... 107,254 100,486,124
4.00% , 05/15/55 .................. 14,132 13,151,875
4.50% , 04/15/40 - 10/20/54 ........... 89,273 86,221,757
4.50% , 05/15/55 .................. 39,156 37,476,533
5.00% , 07/20/46 - 12/20/54 ........... 130,124 127,959,601
5.00% , 05/15/55 .................. 22,259 21,832,700
5.50% , 04/20/48 - 11/20/54 ........... 129,177 129,534,318
5.50% , 05/15/55 .................. 60,525 60,492,608
6.00% , 02/20/53 - 01/20/55 ........... 92,916 94,112,923
6.00% , 05/15/55 .................. 12,675 12,819,079
6.50% , 03/20/53 - 03/20/55 ........... 74,166 75,928,736
6.50% , 05/15/55 .................. 7,321 7,484,005
Uniform Mortgage-Backed Securities
1.50% , 03/01/36 - 04/01/52 ........... 139,214 114,032,909
1.50% , 05/25/40 - 05/25/55 ........... 43,549 37,092,792
2.00% , 12/01/35 - 10/01/52 ........... 1,664,723 1,362,997,972
2.00% , 05/25/40 - 05/25/55 ........... 65,223 57,392,955
2.50% , 12/01/29 - 01/01/54 ........... 1,051,370 890,325,202
2.50% , 05/25/40 - 05/25/55 ........... 60,874 53,502,033
3.00% , 10/01/27 - 10/01/53 ........... 564,446 498,935,335
3.00% , 05/25/40 - 05/25/55 ........... 41,223 36,301,700
3.50% , 01/01/27 - 01/01/53 ........... 387,191 355,763,019
3.50% , 05/25/40 - 05/25/55 ........... 34,596 31,312,028
4.00% , 07/01/29 - 02/01/53 ........... 290,467 274,571,167
4.00% , 05/25/40 - 05/25/55 ........... 80,704 75,681,825
4.50% , 05/25/40 - 05/25/55 ........... 49,756 47,614,024
4.50% , 06/01/41 - 12/01/54 ........... 192,015 184,822,509
5.00% , 06/01/39 - 02/01/55 ........... 270,964 266,464,800
5.00% , 05/25/40 - 05/25/55 ........... 25,254 24,727,220
5.50% , 09/01/41 - 11/01/54 ........... 339,664 340,995,120
5.50% , 05/25/55 .................. 37,550 37,468,938
6.00% , 07/01/41 - 03/01/55 ........... 293,929 299,752,012
6.00% , 05/25/55 .................. 51,450 52,191,455
6.50% , 07/01/53 - 04/01/55 ........... 197,862 205,509,209
6.50% , 05/25/55 .................. 2,275 2,342,726
6,987,393,477
Total U.S. Government Sponsored Agency Securities — 21 .8%
(Cost: $ 7,672,610,179 ) ............................ 7,234,407,566
U.S. Treasury Obligations
U.S. Treasury Bonds
6.50% , 11/15/26 .................. 1,000 1,044,023
6.63% , 02/15/27 .................. 2,000 2,105,156
6.38% , 08/15/27 .................. 3,400 3,602,141
5.50% , 08/15/28 .................. 5,500 5,823,125
5.25% , 11/15/28 - 02/15/29 ........... 12,200 12,839,531
4.50% , 02/15/36 - 11/15/54 ........... 122,616 119,914,767
5.00% , 05/15/37 .................. 21,500 22,994,922
4.38% , 02/15/38 - 08/15/43 ........... 61,790 59,866,757
3.50% , 02/15/39 .................. 3,750 3,400,195
4.63% , 02/15/40 - 02/15/55 ........... 235,471 233,085,367
1.13% , 05/15/40 - 08/15/40 ........... 135,935 84,932,324
3.88% , 08/15/40 - 05/15/43 ........... 111,540 100,907,743
1.38% , 11/15/40 - 08/15/50 ........... 65,417 36,604,599
4.25% , 11/15/40 - 08/15/54 ........... 173,663 161,140,912
1.88% , 02/15/41 - 11/15/51 ........... 213,950 128,827,702
4.75% , 02/15/41 - 11/15/53 ........... 146,794 148,012,100
2.25% , 05/15/41 - 02/15/52 ........... 180,403 118,652,055
1.75% , 08/15/41 .................. 80,020 53,550,885
3.75% , 08/15/41 - 11/15/43 ........... 16,000 14,305,937
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
2.00% , 11/15/41 - 08/15/51 ........... USD 203,332 $ 127,600,783
3.13% , 11/15/41 - 05/15/48 ........... 62,735 49,703,031
2.38% , 02/15/42 - 05/15/51 ........... 123,488 83,033,552
3.00% , 05/15/42 - 08/15/52 ........... 253,141 190,630,997
3.25% , 05/15/42 .................. 32,122 26,821,870
2.75% , 08/15/42 - 11/15/47 ........... 80,008 59,194,218
3.38% , 08/15/42 - 11/15/48 ........... 81,970 66,818,456
4.00% , 11/15/42 - 11/15/52 ........... 84,408 76,178,418
2.88% , 05/15/43 - 05/15/52 ........... 188,155 137,479,875
3.63% , 08/15/43 - 05/15/53 ........... 147,576 123,133,419
4.13% , 08/15/44 - 08/15/53 ........... 123,194 112,799,918
2.50% , 02/15/45 - 05/15/46 ........... 127,358 89,688,024
1.25% , 05/15/50 .................. 37,200 18,100,125
1.63% , 11/15/50 .................. 43,151 23,004,877
U.S. Treasury Notes
3.75% , 04/15/26 - 08/31/31 ........... 588,890 589,123,775
0.75% , 04/30/26 - 01/31/28 ........... 236,328 223,034,091
2.38% , 04/30/26 - 05/15/29 ........... 110,166 106,049,226
1.63% , 05/15/26 - 05/15/31 ........... 198,510 183,842,255
3.63% , 05/15/26 - 09/30/31 ........... 328,434 327,471,581
2.13% , 05/31/26 .................. 3,000 2,944,687
4.88% , 05/31/26 - 10/31/30 ........... 121,286 126,183,447
4.13% , 06/15/26 - 11/15/32 ........... 953,258 964,871,951
0.88% , 06/30/26 - 11/15/30 ........... 144,125 133,004,852
4.63% , 06/30/26 - 02/15/35 ........... 746,606 766,468,027
4.50% , 07/15/26 - 11/15/33 ........... 494,660 505,932,570
0.63% , 07/31/26 - 08/15/30 ........... 177,400 163,058,265
1.88% , 07/31/26 - 02/15/32 ........... 189,900 173,562,813
4.38% , 07/31/26 - 05/15/34 ........... 699,028 710,745,685
1.50% , 08/15/26 - 11/30/28 ........... 183,610 174,299,527
1.38% , 08/31/26 - 11/15/31 ........... 203,510 179,938,190
3.50% , 09/30/26 - 02/15/33 ........... 433,272 427,975,715
1.13% , 10/31/26 - 02/15/31 ........... 236,800 218,405,298
2.00% , 11/15/26 .................. 31,850 31,040,065
1.25% , 11/30/26 - 08/15/31 ........... 507,292 465,246,846
4.25% , 11/30/26 - 11/15/34 ........... 723,976 735,026,879
1.75% , 12/31/26 - 11/15/29 ........... 78,692 73,944,019
2.25% , 02/15/27 - 11/15/27 ........... 113,430 110,211,614
2.50% , 03/31/27 .................. 48,818 47,820,664
3.88% , 03/31/27 - 08/15/34 ........... 819,901 819,259,920
0.50% , 04/30/27 - 10/31/27 ........... 81,100 75,614,413
2.75% , 04/30/27 - 08/15/32 ........... 336,386 324,633,166
2.63% , 05/31/27 - 07/31/29 ........... 98,828 95,956,685
3.25% , 06/30/27 - 06/30/29 ........... 93,000 91,643,516
3.13% , 08/31/27 - 08/31/29 ........... 108,000 106,072,773
3.38% , 09/15/27 - 05/15/33 ........... 187,166 181,297,270
0.38% , 09/30/27 .................. 29,500 27,322,070
4.00% , 12/15/27 - 02/15/34 ........... 912,191 919,817,572
2.88% , 05/15/28 - 05/15/32 ........... 271,931 261,802,488
1.00% , 07/31/28 .................. 39,335 36,215,857
Total U.S. Treasury Obligations — 38 .8%
(Cost: $ 13,483,834,574 ) ............................ 12,875,635,576
Total Long-Term Investments — 98.6%
(Cost: $ 34,406,519,831 ) ............................ 32,704,030,875

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
153
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 3.8%
(n)(o)
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30%
(p)
.................. 341,043,270 $ 341,043,270
BlackRock Liquidity TempCash Funds:
Institutional Shares , 4.33% ........... 917,212,632 917,503,657
Total Short-Term Securities — 3 .8%
(Cost: $ 1,258,546,927 ) ............................ 1,258,546,927
Total Investments Before TBA Sale Commitments — 102 .4%
(Cost: $ 35,665,066,758 ) ............................ 33,962,577,802
Security
Par (000)
Par (000) Value
TBA Sale Commitments
(q)
Mortgage-Backed Securities — ( 0 .1 ) %
Government National Mortgage Association
2.00% , 05/15/55 .................. USD (15,000) $ (12,234,233)
5.50% , 05/15/55 .................. (9,800) (9,794,755)
Uniform Mortgage-Backed Securities ,
5.50% , 05/25/55 .................. (7,075) (7,059,726)
Total TBA Sale Commitments — ( 0 .1 ) %
(Proceeds: $ (28,847,707) ) .......................... (29,088,714)
Total Investments Net of TBA Sale Commitments — 102 .3%
(Cost: $ 35,636,219,051 ) ............................ 33,933,489,088
Liabilities in Excess of Other Assets — (2.3) % ............. (748,505,165)
Net Assets — 100.0% ...............................
$ 33,184,983,923
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $133,665, representing less than 0.05% of its net assets as of period end, and an original cost of $0.
(d)
All or a portion of this security is on loan.
(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Perpetual security with no stated maturity date.
(k)
Zero-coupon bond.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Rounds to less than 1,000.
(n)
Affiliate of the Fund.
(o)
Annualized 7-day yield as of period end.
(p)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(q)
Represents or includes a TBA transaction.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 378,765,142 $ — $ (37,721,872)
(a)
$ — $ — $ 341,043,270 341,043,270 $ 1,360,959
(b)
$ —
BlackRock Liquidity TempCash
Funds: Institutional Shares 1,341,325,760 — (423,904,078)
(a)
81,975 — 917,503,657 917,212,632 21,139,963 —
$ 81,975 $ — $ 1,258,546,927 $ 22,500,922 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core Total USD Bond Market ETF
154
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 112,925,187 $ — $ 112,925,187
Common Stocks ......................................... — 134,972 113,985 248,957
Corporate Bonds ......................................... — 10,129,334,370 379,583 10,129,713,953
Floating Rate Loan Interests ................................. — — 48,061 48,061
Foreign Agency Obligations .................................. — 939,833,826 — 939,833,826
Foreign Government Obligations .............................. — 1,088,094,236 — 1,088,094,236
Municipal Bonds ......................................... — 118,429,004 — 118,429,004
Non-Agency Mortgage-Backed Securities ........................ — 204,545,446 — 204,545,446
Preferred Stocks 59,478 89,585 — 149,063
U.S. Government Sponsored Agency Securities .................... — 7,234,407,566 — 7,234,407,566
U.S. Treasury Obligations ................................... — 12,875,635,576 — 12,875,635,576
Short-Term Securities
Money Market Funds ...................................... 1,258,546,927 — — 1,258,546,927
Liabilities
Investments
TBA Sale Commitments .................................... — (29,088,714) — (29,088,714)
$ 1,258,606,405 $ 32,674,341,054 $ 541,629 $ 33,933,489,088

Statement of Assets and Liabilities
(unaudited)

April 30, 2025
155
Statement of Assets and Liabilities
See notes to financial statements.
iShares Core
Total USD Bond
Market ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 32,704,030,875
Investments, at value — affiliated
(c)
.......................................................................................... 1,258,546,927
Cash ............................................................................................................. 1,982,756
Foreign currency, at value
(d)
............................................................................................... 52,552
Receivables: –
Investment s sold .................................................................................................... 328,963,408
Securities lending income — affiliated ...................................................................................... 208,040
TBA sale commitments ................................................................................................ 28,847,707
Capital shares sold ................................................................................................... 1,565
Dividends — affiliated ................................................................................................. 3,103,751
Interest — unaffiliated ................................................................................................. 288,692,513
Total a ssets .........................................................................................................
34,614,430,094
LIABILITIES
Cash received:
Collateral — TBA commitments ........................................................................................... 4,562,433
Collateral on securities loaned ............................................................................................. 340,943,270
TBA sale commitments, at value
(e)
.......................................................................................... 29,088,714
Payables: –
Investments purchased ................................................................................................ 1,053,363,246
Investment advisory fees ............................................................................................... 1,488,508
Total li abilities ........................................................................................................
1,429,446,171
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 33,184,983,923
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 35,329,704,034
Accumulated loss ..................................................................................................... (2,144,720,111)
NET ASSETS ........................................................................................................
$ 33,184,983,923
NET ASSET VALUE
Shares outstanding ....................................................................................................
720,500,000
Net asset value .......................................................................................................
$ 46.06
Shares authorized .....................................................................................................
Unlimited
Par value ...........................................................................................................
None
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 34,406,519,831
(b)
  Securities loaned, at value ...................................................................................... $ 327,631,611
(c)
  Investments, at cost — affiliated ................................................................................... $ 1,258,546,927
(d)
  Foreign currency, at cost ....................................................................................... $ 50,215
(e)
  Proceeds received from TBA sale commitments ......................................................................... $ 28,847,707

Statement of Operations
(unaudited)
Six Months Ended April 30, 2025
2025
iShares Semi-Annual Financial Statements and Additional Information
156
iShares Core Total
USD Bond Market
ETF
INVESTMENT INCOME –
Dividends — affiliated ................................................................................................ $ 21,142,145
Interest — unaffiliated ................................................................................................ 667,528,251
Securities lending income — affiliated — net ................................................................................ 1,358,777
Total investment income ................................................................................................
690,029,173
EXPENSES
Investment advisory ................................................................................................. 9,612,121
Interest expense ................................................................................................... 7,165
Total expenses ......................................................................................................
9,619,286
Less: –
Investment advisory fees waived ........................................................................................ (864,082)
Total ex penses after fees waived ..........................................................................................
8,755,204
Net investment income .................................................................................................
681,273,969
REALIZED AND UNREALIZED GAIN (LOSS) $ 141,331,333
Net realized gain (loss) from:
Investments — unaffiliated .......................................................................................... $ (52,801,084)
Investments — affiliated ............................................................................................ 81,975
Foreign currency transactions ........................................................................................ (14)
In-kind redemptions — unaffiliated
(a)
.................................................................................... 12,855,288
(39,863,835)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated .......................................................................................... 181,193,278
Foreign currency translations ......................................................................................... 1,890
181,195,168
Net realized and unrealized gain ..........................................................................................
141,331,333
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ 822,605,302
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets
157
Statements of Changes in Net Assets
See notes to financial statements.
iShares Core Total USD Bond Market ETF
Six Months Ended
04/30/25
(unaudited)
Year Ended
10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 681,273,969 $ 1,103,041,148
Net realized loss .................................................................................. (39,863,835) (75,163,196)
Net change in unrealized appreciation (depreciation) .......................................................... 181,195,168 1,491,390,644
Net increase in net assets resulting from operations .............................................................
822,605,302 2,519,268,596
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(673,436,016)
(b)
(1,060,896,249)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net increase (decrease) in net assets derived from capital share transactions ...........................................
(280,242,335) 10,555,801,628
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (131,073,049) 12,014,173,975
Beginning of period ..................................................................................
33,316,056,972 21,301,882,997
End of period ......................................................................................
$ 33,184,983,923 $ 33,316,056,972
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)
2025
iShares Semi-Annual Financial Statements and Additional Information
158
iShares Core Total USD Bond Market ETF
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of period .................
$ 45.86  $ 42.90  $ 43.84  $ 53.11  $ 54.01  $ 52.36
Net investment income
(a)
.........................
0 .96  1 .82  1 .55  1 .08  0 .95  1 .38
Net realized and unrealized gain (loss)
(b)
...............
0.19  2.91  (0.99) (9.34) (0.74) 1.71
Net increase (decrease) from investment operations ........ 1.15  4.73  0.56  (8.26) 0.21  3.09
Distributions
(c)
– – – – – –
From net investment income ......................
( 0 .95 )
(d)
( 1 .77 ) ( 1 .50 ) ( 1 .01 ) ( 0 .98 ) ( 1 .44 )
From net realized gain ...........................
—  —  —  —  ( 0 .13 ) —
Total distributions ............................... (0.95) (1.77) (1.50) (1.01) (1.11) (1.44)
Net asset value, end of period ...................... $ 46.06  $ 45.86  $ 42.90  $ 43.84  $ 53.11  $ 54.01
Total Return
(e)
Based on net asset value .......................... 2.53%
(f)
11.18% 1.15% (15.73)%
(g)
0.39% 5.98%
Ratios to Average Net Assets
(h)
Total expen ses .................................
0.06%
(i)
0.06% 0.06% 0.06% 0.06% 0.06%
Total expenses after fees waived .....................
0.05%
(i)
0.06% 0.06% 0.05% 0.05% 0.05%
Net investment income ............................
4.24%
(i)
4.00% 3.43% 2.23% 1.77% 2.59%
Supplemental Data
Net assets, end of period (000) ...................... $ 33,184,984  $ 33,316,057  $ 21,301,883  $ 18,170,216  $ 15,960,506  $ 5,530,617
Portfolio turnover rate
(j) (k)
........................... 37% 88% 110% 141% 223% 180%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
(k)
Includes mortgage dollar roll transactions ("MDRs").
See notes to financial statements.

Notes to Financial Statements
(unaudited)
159
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
"trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund.
Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures ("ASU 2023-07") during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations.
The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker ("CODM") and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its
iShares ETF
Diversification
Classification
Core Total USD Bond Market ............................................................................................. Diversified

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
160
financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the "Valuation Committee") to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other
BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service.Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange ("NYSE"). Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the

Notes to Financial Statements
(unaudited) (continued)
161
Notes to Financial Statements
effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
TBA Commitments: T BA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money”
party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statement of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
Mortgage Dollar Roll Transactions:   The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
162
a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. ("BlackRock"). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA;
and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Core Total USD Bond Market
Barclays Bank plc ...................................... $ 53,506,087 $ (53,506,087) $ – $ –
Barclays Capital, Inc. ................................... 3,048,366 (3,048,366) – –
BMO Capital Markets Corp. ............................... 1,402,997 (1,402,997) – –
BNP Paribas SA ....................................... 38,211,946 (38,211,946) – –
BofA Securities, Inc. .................................... 9,437,005 (9,437,005) – –
Citadel Clearing LLC .................................... 482,836 (482,836) – –
Citigroup Global Markets, Inc. .............................. 18,225,277 (18,225,277) – –
Deutsche Bank Securities, Inc. ............................. 6,014,018 (6,014,018) – –
Goldman Sachs & Co. LLC ............................... 26,811,782 (26,811,782) – –
HSBC Securities (USA), Inc. .............................. 1,729,406 (1,729,406) – –
J.P. Morgan Securities LLC ............................... 69,183,597 (69,183,597) – –
Jefferies LLC ......................................... 17,611,013 (17,611,013) – –
Mitsubishi UFJ Securities Holdings Co., Ltd. .................... 434,779 (434,779) – –
Morgan Stanley ....................................... 21,059,551 (21,059,551) – –
National Bank Financial, Inc. .............................. 19,580,901 (19,580,901) – –
Nomura Securities International, Inc. ......................... 433,074 (433,074) – –
Pershing LLC ......................................... 11,455,669 (11,455,669) – –
Scotia Capital (USA) Inc ................................. 907,741 (907,741) – –
Scotia Capital Inc ...................................... 5,566,429 (5,566,429) – –
Toronto-Dominion Bank .................................. 197,208 (197,208) – –
UBS AG ............................................ 77,542 (77,542) – –
UBS Securities LLC .................................... 3,044,074 (3,044,074) – –
Wells Fargo Bank N.A. .................................. 1,978,074 (1,978,074) – –
Wells Fargo Securities LLC ............................... 17,232,239 (17,232,239) – –
$ 327,631,611 $ (327,631,611) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
163
Notes to Financial Statements
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 28, 2029 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.
This amount is included in investment advisory fees waived in the Statement of Operations. For the six months ended April 30, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury,
managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee.
BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the six months ended
April 30, 2025, the Fund paid BTC $361,855 for securities lending agent services.
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Investment Advisory Fees
Core Total USD Bond Market .......................................................................................... 0 .06%
iShares ETF Amounts Waived
Core Total USD Bond Market ............................................................................................. $ 864,082

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
164
6. Purchases and Sales
For the six months ended April 30, 2025, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:
For the six months ended April 30, 2025, in-kind transactions were as follows:
7. Income Tax Information
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of October 31, 2024, the Fund had non-expiring capital loss carryforwards of $515,956,415 available to offset future realized capital gains.
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk:  The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
U.S. Government Securities Other Securities
iShares ETF Purchases Sales Purchases Sales
Core Total USD Bond Market .............................................. $ 11,186,036,857 $ 11,228,003,647 $ 785,480,962 $ 953,910,915
iShares ETF
In-kind
Purchases
In-kind
Sales
Core Total USD Bond Market .............................................................................. $ 1,600,151,721 $ 1,738,550,746
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Core Total USD Bond Market ......................................... $ 35,666,796,401 $ 208,129,621 $ (1,912,589,227) $ (1,704,459,606)

Notes to Financial Statements
(unaudited) (continued)
165
Notes to Financial Statements
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments .
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund's performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund
Six Months Ended
04/30/25
Year Ended
10/31/24
iShares ETF Shares Amount Shares Amount
Core Total USD Bond Market
Shares sold 43,000,000 $ 1,956,423,060 242,800,000 $ 11,147,682,142
Shares redeemed
(48,900,000) (2,236,665,395) (13,000,000) (591,880,514)
(5,900,000) $ (280,242,335) 229,800,000 $ 10,555,801,628

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
166
Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the
Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Additional Information
167
Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
2025
iShares Semi-Annual Financial Statements and Additional Information
168
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGM Assured Guaranty Municipal Corp.
BAM Build America Mutual Assurance Co.
CJSC Closed Joint Stock Company
DAC Designated Activity Company
GO General Obligation Bonds
JSC Joint Stock Company
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NPFGC National Public Finance Guarantee Corp.
NVS Non-Voting Shares
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
RB Revenue Bonds
REIT Real Estate Investment Trust
SAP Subject to Appropriations
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
TBA To-be-announced

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Black-
Rock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

April 30, 2025
2025 Semi-Annual
Financial Statements and
Additional Information (Unaudited)
iShares Trust
iShares iBonds 2028 Term High Yield and Income ETF | IBHH | Cboe BZX Exchange
iShares iBonds 2029 Term High Yield and Income ETF | IBHI | Cboe BZX Exchange
iShares iBonds 2030 Term High Yield and Income ETF | IBHJ | Cboe BZX Exchange
iShares iBonds 2032 Term High Yield and Income ETF | IBHL | Cboe BZX Exchange

Page
2

Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
iBonds
®
2028 Term High Yield and Income ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 2.4%
Bombardier, Inc., 6.00%, 02/15/28
(a)
....... USD 801 $ 791,451
BWX Technologies, Inc., 4.13%, 06/30/28
(a)
... 408 393,165
Spirit AeroSystems, Inc., 4.60%, 06/15/28 .... 726 701,645
TransDigm, Inc., 6.75%, 08/15/28
(a)
........ 2,259 2,303,944
Triumph Group, Inc., 9.00%, 03/15/28
(a)
..... 1,028 1,079,455
5,269,660
Automobile Components — 2.2%
Adient Global Holdings Ltd., 7.00%, 04/15/28
(a)
. 537 541,499
American Axle & Manufacturing, Inc., 6.88%,
07/01/28
(b)
...................... 428 412,012
Clarios Global LP, 6.75%, 05/15/28
(a)
....... 795 808,357
Dana, Inc., 5.63%, 06/15/28
(b)
........... 402 398,385
Tenneco, Inc., 8.00%, 11/17/28
(a)
......... 2,012 1,918,613
ZF North America Capital, Inc., 6.88%,
04/14/28
(a)
...................... 730 695,013
4,773,879
Automobiles — 1.4%
(a)
Jaguar Land Rover Automotive plc, 5.88%,
01/15/28 ....................... 669 659,634
Nissan Motor Acceptance Co. LLC
2.75% , 03/09/28 ................... 600 547,805
2.45% , 09/15/28 ................... 346 305,741
7.05% , 09/15/28 ................... 835 853,813
PM General Purchaser LLC, 9.50%, 10/01/28
(b)
634 611,711
2,978,704
Biotechnology — 0.5%
(a)
Emergent BioSolutions, Inc., 3.88%, 08/15/28 . 478 307,803
Grifols SA, 4.75%, 10/15/28 ............ 760 707,574
1,015,377
Broadline Retail — 0.6%
ANGI Group LLC, 3.88%, 08/15/28
(a)
....... 537 490,845
Match Group Holdings II LLC, 4.63%, 06/01/28
(a)
593 570,650
Nordstrom, Inc., 6.95%, 03/15/28
(b)
........ 306 308,245
1,369,740
Building Products — 2.8%
AmeriTex HoldCo Intermediate LLC, 10.25%,
10/15/28
(a)
...................... 566 583,245
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(a)
...................... 754 653,380
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(a) (b)
.... 542 447,757
Griffon Corp., 5.75%, 03/01/28
(b)
.......... 1,026 1,012,100
James Hardie International Finance DAC, 5.00%,
01/15/28
(a)
...................... 415 403,958
New Enterprise Stone & Lime Co., Inc.
(a)
5.25% , 07/15/28 ................... 612 593,943
9.75% , 07/15/28
(b)
.................. 270 270,033
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28
(a)
...................... 1,156 1,128,822
Standard Industries, Inc., 4.75%, 01/15/28
(a)
.. 1,049 1,027,078
6,120,316
Capital Markets — 0.8%
AG Issuer LLC, 6.25%, 03/01/28
(a)
........ 547 538,818
Coinbase Global, Inc., 3.38%, 10/01/28
(a)
.... 1,052 971,335
Prospect Capital Corp., 3.44%, 10/15/28 ..... 319 278,901
1,789,054
Chemicals — 4.8%
Celanese US Holdings LLC, 6.60%, 11/15/28
(b) (c)
1,035 1,045,518
Chemours Co. (The), 5.75%, 11/15/28
(a)
..... 835 756,197
Consolidated Energy Finance SA, 5.63%,
10/15/28
(a)
...................... 560 437,538
Security
Par (000)
Par (000) Value
Chemicals (continued)
CVR Partners LP, 6.13%, 06/15/28
(a) (b)
...... USD 589 $ 570,172
Element Solutions, Inc., 3.88%, 09/01/28
(a) (b)
.. 859 813,259
HB Fuller Co., 4.25%, 10/15/28
(b)
......... 292 276,191
Herens Holdco SARL, 4.75%, 05/15/28
(a)
.... 399 347,376
Illuminate Buyer LLC, 9.00%, 07/01/28
(a)
..... 490 490,128
INEOS Finance plc, 6.75%, 05/15/28
(a)
...... 475 468,043
Ingevity Corp., 3.88%, 11/01/28
(a)
......... 567 524,794
LSB Industries, Inc., 6.25%, 10/15/28
(a)
..... 511 479,329
Minerals Technologies, Inc., 5.00%, 07/01/28
(a)
. 424 409,154
Olympus Water US Holding Corp.
(a)
4.25% , 10/01/28 ................... 874 807,289
9.75% , 11/15/28 ................... 1,868 1,952,261
SCIH Salt Holdings, Inc., 4.88%, 05/01/28
(a) (b)
.. 1,154 1,106,659
10,483,908
Commercial Services & Supplies — 3.3%
Allied Universal Holdco LLC
4.63% , 06/01/28
(a)
.................. 2,138 2,050,560
Aramark Services, Inc., 5.00%, 02/01/28
(a)
.... 1,194 1,175,226
Garda World Security Corp., 7.75%, 02/15/28
(a)
397 409,845
GFL Environmental, Inc., 4.00%, 08/01/28
(a) (b)
.. 830 791,049
Interface, Inc., 5.50%, 12/01/28
(a)
......... 320 312,569
Madison IAQ LLC, 4.13%, 06/30/28
(a)
....... 727 694,389
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(a) (b)
..................... 1,360 1,358,497
Williams Scotsman, Inc., 4.63%, 08/15/28
(a)
... 523 503,285
7,295,420
Communications Equipment — 0.4%
(a)
CommScope LLC, 7.13%, 07/01/28 ........ 675 571,228
Viasat, Inc., 6.50%, 07/15/28
(b)
........... 434 381,004
952,232
Construction & Engineering — 1.0%
Fluor Corp., 4.25%, 09/15/28 ............ 643 622,808
Pike Corp., 5.50%, 09/01/28
(a)
........... 750 737,794
Railworks Holdings LP, 8.25%, 11/15/28
(a)
.... 409 410,147
Weekley Homes LLC, 4.88%, 09/15/28
(a)
..... 418 391,096
2,161,845
Consumer Finance — 2.4%
Credit Acceptance Corp., 9.25%, 12/15/28
(a)
.. 634 671,120
Enova International, Inc., 11.25%, 12/15/28
(a)
.. 413 439,710
FirstCash, Inc., 4.63%, 09/01/28
(a)
......... 517 502,105
GGAM Finance Ltd., 8.00%, 06/15/28
(a)
..... 644 673,899
goeasy Ltd., 9.25%, 12/01/28
(a)
.......... 589 616,808
Navient Corp., 4.88%, 03/15/28 .......... 531 510,184
OneMain Finance Corp.
6.63% , 01/15/28 ................... 775 780,705
3.88% , 09/15/28 ................... 640 592,226
PRA Group, Inc., 8.38%, 02/01/28
(a)
........ 418 422,180
5,208,937
Consumer Staples Distribution & Retail — 1.4%
(a)
Albertsons Cos., Inc.
5.88% , 02/15/28 ................... 820 819,926
6.50% , 02/15/28
(b)
.................. 779 791,546
C&S Group Enterprises LLC, 5.00%, 12/15/28 . 426 356,006
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
. 521 511,211
US Foods, Inc., 6.88%, 09/15/28 ......... 499 512,273
2,990,962
Containers & Packaging — 2.8%
Ardagh Metal Packaging Finance USA LLC,
3.25%, 09/01/28
(a) (b)
................ 619 566,121
Ball Corp., 6.88%, 03/15/28 ............ 754 773,009
Cascades, Inc., 5.38%, 01/15/28
(a)
........ 444 432,857
Graham Packaging Co., Inc., 7.13%, 08/15/28
(a)
544 531,434

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
2028 Term High Yield and Income ETF
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Graphic Packaging International LLC, 3.50%,
03/15/28
(a)
...................... USD 473 $ 446,397
Intelligent Packaging Ltd. Finco, Inc., 6.00%,
09/15/28
(a)
...................... 856 853,894
Iris Holding, Inc., 10.00%, 12/15/28
(a)
....... 427 377,041
LABL, Inc.
(a)
5.88% , 11/01/28 ................... 498 411,773
9.50% , 11/01/28 ................... 322 280,777
Sealed Air Corp., 6.13%, 02/01/28
(a)
....... 920 925,958
Silgan Holdings, Inc., 4.13%, 02/01/28 ...... 565 542,575
6,141,836
Distributors — 0.8%
(a)
American Builders & Contractors Supply Co.,
Inc., 4.00%, 01/15/28
(b)
.............. 739 714,082
Dealer Tire LLC, 8.00%, 02/01/28 ......... 533 518,388
RB Global Holdings, Inc., 6.75%, 03/15/28 ... 570 581,506
1,813,976
Diversified Consumer Services — 0.4%
Adtalem Global Education, Inc., 5.50%,
03/01/28
(a)
...................... 440 434,157
Grand Canyon University, 5.13%, 10/01/28
(b)
.. 428 403,396
837,553
Diversified REITs — 2.0%
(a)
Necessity Retail REIT, Inc. (The), 4.50%,
09/30/28 ....................... 605 570,447
Uniti Group LP
10.50% , 02/15/28 .................. 3,020 3,207,249
4.75% , 04/15/28 ................... 575 550,127
4,327,823
Diversified Telecommunication Services — 3.8%
Altice Financing SA, 5.00%, 01/15/28
(a)
...... 1,313 1,007,129
CCO Holdings LLC, 5.00%, 02/01/28
(a)
...... 2,707 2,640,705
Consolidated Communications, Inc.
(a)
5.00% , 10/01/28 ................... 426 404,295
6.50% , 10/01/28 ................... 781 767,347
Frontier Communications Holdings LLC, 5.00%,
05/01/28
(a)
...................... 1,673 1,656,709
Frontier Florida LLC, Series E, 6.86%, 02/01/28 301 308,129
Iliad Holding SASU, 7.00%, 10/15/28
(a)
...... 1,016 1,028,166
Zayo Group Holdings, Inc., 6.13%, 03/01/28
(a)
. 708 580,788
8,393,268
Electric Utilities — 1.2%
NRG Energy, Inc., 5.75%, 01/15/28 ........ 872 874,635
Pattern Energy Operations LP, 4.50%, 08/15/28
(a)
726 689,735
PG&E Corp., 5.00%, 07/01/28 ........... 1,069 1,043,299
2,607,669
Electrical Equipment — 0.4%
Vertiv Group Corp., 4.13%, 11/15/28
(a)
...... 899 867,779
Energy Equipment & Services — 1.4%
Archrock Partners LP, 6.25%, 04/01/28
(a)
..... 849 846,484
Bristow Group, Inc., 6.88%, 03/01/28
(a)
...... 422 410,066
Global Marine, Inc., 7.00%, 06/01/28 ....... 282 241,909
Nabors Industries Ltd., 7.50%, 01/15/28
(a) (b)
... 417 331,621
Nine Energy Service, Inc., 13.00%, 02/01/28 .. 294 172,467
Oceaneering International, Inc., 6.00%, 02/01/28 317 302,198
Transocean Aquila Ltd., 8.00%, 09/30/28
(a)
... 266 262,169
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(a)
...................... 498 492,912
3,059,826
Security
Par (000)
Par (000) Value
Entertainment — 0.6%
(a)
Cinemark USA, Inc., 5.25%, 07/15/28
(b)
..... USD 815 $ 801,160
Live Nation Entertainment, Inc., 3.75%, 01/15/28 534 512,191
1,313,351
Financial Services — 2.4%
(a)
Benteler International AG, 10.50%, 05/15/28 .. 538 548,982
Burford Capital Global Finance LLC, 6.25%,
04/15/28 ....................... 405 401,303
Freedom Mortgage Corp., 12.00%, 10/01/28 .. 853 913,221
Jefferies Finance LLC, 5.00%, 08/15/28 ..... 1,081 1,005,361
LD Holdings Group LLC, 6.13%, 04/01/28 .... 536 440,658
Midcap Financial Issuer Trust, 6.50%, 05/01/28 1,077 1,028,300
Nationstar Mortgage Holdings, Inc., 5.50%,
08/15/28 ....................... 889 882,839
5,220,664
Food Products — 1.0%
B&G Foods, Inc., 8.00%, 09/15/28
(a)
....... 855 848,014
Chobani LLC, 4.63%, 11/15/28
(a)
.......... 424 416,624
Lamb Weston Holdings, Inc., 4.88%, 05/15/28
(a)
535 528,086
TreeHouse Foods, Inc., 4.00%, 09/01/28 .... 523 468,448
2,261,172
Gas Utilities — 0.2%
AmeriGas Partners LP, 9.38%, 06/01/28
(a) (b)
... 525 521,738
Ground Transportation — 0.7%
(a)
Avis Budget Car Rental LLC, 4.75%, 04/01/28
(b)
533 496,192
EquipmentShare.com, Inc., 9.00%, 05/15/28 .. 1,103 1,123,229
1,619,421
Health Care Equipment & Supplies — 1.9%
(a)
Avantor Funding, Inc., 4.63%, 07/15/28 ..... 1,634 1,576,009
Bausch + Lomb Corp., 8.38%, 10/01/28 ..... 1,502 1,566,516
Hologic, Inc., 4.63%, 02/01/28 ........... 403 396,088
Teleflex, Inc., 4.25%, 06/01/28
(b)
.......... 601 575,282
4,113,895
Health Care Providers & Services — 3.1%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28
(a) (b)
462 452,206
AdaptHealth LLC, 6.13%, 08/01/28
(a)
....... 351 340,659
Encompass Health Corp., 4.50%, 02/01/28 ... 846 831,928
Heartland Dental LLC, 10.50%, 04/30/28
(a)
... 748 788,590
Molina Healthcare, Inc., 4.38%, 06/15/28
(a)
... 802 771,050
Tenet Healthcare Corp.
(b)
4.63% , 06/15/28 ................... 736 716,521
6.13% , 10/01/28 ................... 2,575 2,569,289
Toledo Hospital (The), Series B, 5.33%, 11/15/28 336 323,444
6,793,687
Health Care REITs — 0.2%
CTR Partnership LP, 3.88%, 06/30/28
(a)
..... 433 420,937
Hotel & Resort REITs — 0.7%
Park Intermediate Holdings LLC, 5.88%,
10/01/28
(a)
...................... 750 732,813
RHP Hotel Properties LP, 7.25%, 07/15/28
(a)
.. 425 436,992
Service Properties Trust, 3.95%, 01/15/28 .... 440 388,133
1,557,938
Hotels, Restaurants & Leisure — 6.8%
1011778 BC ULC
(a)
3.88% , 01/15/28 ................... 1,657 1,593,039
4.38% , 01/15/28 ................... 795 769,958
Acushnet Co., 7.38%, 10/15/28
(a)
......... 376 389,800
Churchill Downs, Inc., 4.75%, 01/15/28
(a)
.... 737 714,232
Full House Resorts, Inc., 8.25%, 02/15/28
(a) (b)
.. 482 452,324
GPS Hospitality Holding Co. LLC, 7.00%,
08/15/28
(a)
...................... 347 202,481

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
2028 Term High Yield and Income ETF
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Hilton Domestic Operating Co., Inc., 5.75%,
05/01/28
(a)
...................... USD 527 $ 527,289
Light & Wonder International, Inc., 7.00%,
05/15/28
(a)
...................... 746 746,285
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(a)
...................... 295 303,274
Marriott Ownership Resorts, Inc., 4.75%,
01/15/28
(b)
...................... 376 356,795
Melco Resorts Finance Ltd., 5.75%, 07/21/28
(a)
. 883 832,791
MGM Resorts International, 4.75%, 10/15/28
(b)
. 775 746,825
NCL Finance Ltd., 6.13%, 03/15/28
(a)
....... 546 541,917
Royal Caribbean Cruises Ltd.
3.70% , 03/15/28 ................... 493 472,505
5.50% , 04/01/28
(a)
.................. 1,638 1,636,186
Six Flags Entertainment Corp., 6.50%, 10/01/28 292 293,474
Station Casinos LLC, 4.50%, 02/15/28
(a) (b)
.... 717 692,661
Studio City Finance Ltd., 6.50%, 01/15/28
(a) (b)
.. 620 595,242
TKC Holdings, Inc., 6.88%, 05/15/28
(a)
...... 456 457,185
VOC Escrow Ltd., 5.00%, 02/15/28
(a)
....... 697 683,234
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(a)
...................... 508 488,127
Wynn Macau Ltd., 5.63%, 08/26/28
(a) (b)
...... 1,498 1,430,531
14,926,155
Household Durables — 1.5%
Adams Homes, Inc., 9.25%, 10/15/28
(a)
..... 424 425,824
Ashton Woods USA LLC, 6.63%, 01/15/28
(a)
.. 265 264,265
Dream Finders Homes, Inc., 8.25%, 08/15/28
(a)
. 295 303,207
Installed Building Products, Inc., 5.75%,
02/01/28
(a) (b)
..................... 305 300,063
LGI Homes, Inc., 8.75%, 12/15/28
(a)
........ 423 427,364
M/I Homes, Inc., 4.95%, 02/01/28 ......... 397 387,495
Shea Homes LP, 4.75%, 02/15/28 ......... 471 456,672
Taylor Morrison Communities, Inc., 5.75%,
01/15/28
(a)
...................... 439 439,386
TRI Pointe Homes, Inc., 5.70%, 06/15/28 .... 351 351,555
3,355,831
Household Products — 0.4%
Central Garden & Pet Co., 5.13%, 02/01/28 ... 290 286,296
Energizer Holdings, Inc., 4.75%, 06/15/28
(a)
... 624 601,999
888,295
Independent Power and Renewable Electricity Producers — 1.8%
(a)
Atlantica Sustainable Infrastructure plc, 4.13%,
06/15/28 ....................... 427 406,401
Calpine Corp.
4.50% , 02/15/28 ................... 1,333 1,303,493
5.13% , 03/15/28 ................... 1,505 1,489,396
Clearway Energy Operating LLC, 4.75%,
03/15/28 ....................... 899 877,595
4,076,885
Insurance — 0.9%
(a)
Alliant Holdings Intermediate LLC, 6.75%,
04/15/28 ....................... 1,417 1,425,844
Sagicor Financial Co. Ltd., 5.30%, 05/13/28 ... 563 551,786
1,977,630
Interactive Media & Services — 0.2%
Cars.com, Inc., 6.38%, 11/01/28
(a) (b)
........ 426 418,726
IT Services — 1.9%
(a)
Acuris Finance US, Inc., 5.00%, 05/01/28 .... 375 331,918
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
.. 444 432,038
Arches Buyer, Inc.
4.25% , 06/01/28 ................... 992 933,668
6.13% , 12/01/28 ................... 529 474,535
Security
Par (000)
Par (000) Value
IT Services (continued)
ASGN, Inc., 4.63%, 05/15/28 ............ USD 562 $ 534,989
Cablevision Lightpath LLC, 5.63%, 09/15/28 .. 453 419,624
ION Trading Technologies SARL, 5.75%,
05/15/28 ....................... 504 453,335
Newfold Digital Holdings Group, Inc., 11.75%,
10/15/28 ....................... 353 185,686
Virtusa Corp., 7.13%, 12/15/28
(b)
......... 381 362,559
4,128,352
Life Sciences Tools & Services — 0.3%
Charles River Laboratories International, Inc.,
4.25%, 05/01/28
(a) (b)
................ 584 555,622
Machinery — 1.7%
ATS Corp., 4.13%, 12/15/28
(a)
........... 375 348,205
Calderys Financing LLC, 11.25%, 06/01/28
(a)
.. 587 620,171
Maxim Crane Works Holdings Capital LLC,
11.50%, 09/01/28
(a)
................ 537 530,321
Titan International, Inc., 7.00%, 04/30/28 .... 428 418,921
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(a)
. 406 407,323
Trinity Industries, Inc., 7.75%, 07/15/28
(a)
.... 626 645,269
Wabash National Corp., 4.50%, 10/15/28
(a)
... 424 356,759
Werner FinCo LP, 11.50%, 06/15/28
(a)
...... 422 443,098
3,770,067
Marine Transportation — 0.1%
Danaos Corp., 8.50%, 03/01/28
(a)
......... 268 271,616
Media — 7.5%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(a)
...................... 654 526,529
Block Communications, Inc., 4.88%, 03/01/28
(a) (b)
320 299,536
Clear Channel Outdoor Holdings, Inc.
(a)
7.75% , 04/15/28 ................... 1,068 886,224
9.00% , 09/15/28
(b)
.................. 793 822,044
CSC Holdings LLC
(a)
5.38% , 02/01/28 ................... 1,025 895,615
11.25% , 05/15/28 .................. 1,030 1,005,382
DISH DBS Corp.
7.38% , 07/01/28 ................... 1,000 675,723
5.75% , 12/01/28
(a)
.................. 2,000 1,680,746
GCI LLC, 4.75%, 10/15/28
(a)
............ 643 608,486
iHeartCommunications, Inc., 4.75%, 01/15/28
(a)
293 215,551
Lamar Media Corp., 3.75%, 02/15/28
(b)
...... 637 607,159
McGraw-Hill Education, Inc., 5.75%, 08/01/28
(a)
902 885,555
Nexstar Media, Inc., 4.75%, 11/01/28
(a) (b)
..... 1,055 993,028
Sirius XM Radio LLC, 4.00%, 07/15/28
(a) (b)
.... 2,138 2,013,873
Sunrise HoldCo IV BV, 5.50%, 01/15/28
(a)
.... 420 412,151
TEGNA, Inc., 4.63%, 03/15/28
(b)
.......... 1,064 1,016,908
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(a)
................. 1,000 974,668
Univision Communications, Inc., 8.00%,
08/15/28
(a)
...................... 1,555 1,512,021
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(a)
................. 565 546,371
16,577,570
Metals & Mining — 1.4%
Carpenter Technology Corp., 6.38%, 07/15/28 . 403 403,225
Century Aluminum Co., 7.50%, 04/01/28
(a) (b)
... 267 269,631
Constellium SE, 5.63%, 06/15/28
(a)
........ 330 324,783
Hecla Mining Co., 7.25%, 02/15/28 ........ 519 520,217
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28
(a)
25 26,140
Kaiser Aluminum Corp., 4.63%, 03/01/28
(a)
... 535 515,152
Mineral Resources Ltd., 9.25%, 10/01/28
(a) (b)
.. 1,180 1,114,646
3,173,794

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
2028 Term High Yield and Income ETF
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Office REITs — 0.3%
Brandywine Operating Partnership LP, 8.30%,
03/15/28
(b) (c)
..................... USD 381 $ 393,745
Hudson Pacific Properties LP, 5.95%, 02/15/28 . 401 334,946
728,691
Oil, Gas & Consumable Fuels — 8.9%
Antero Midstream Partners LP, 5.75%, 01/15/28
(a)
678 673,634
Buckeye Partners LP, 4.50%, 03/01/28
(a)
..... 612 590,757
Calumet Specialty Products Partners LP, 9.75%,
07/15/28
(a)
...................... 351 312,041
Civitas Resources, Inc., 8.38%, 07/01/28
(a)
... 1,499 1,472,675
Crescent Energy Finance LLC, 9.25%,
02/15/28
(a) (b)
..................... 1,081 1,092,586
CVR Energy, Inc., 5.75%, 02/15/28
(a)
....... 433 394,920
Delek Logistics Partners LP, 7.13%, 06/01/28
(a)
. 427 422,314
Encino Acquisition Partners Holdings LLC,
8.50%, 05/01/28
(a) (b)
................ 747 747,765
Genesis Energy LP, 7.75%, 02/01/28 ....... 731 728,221
Harvest Midstream I LP, 7.50%, 09/01/28
(a)
... 857 869,001
Hess Midstream Operations LP
(a)
5.88% , 03/01/28 ................... 838 839,418
5.13% , 06/15/28 ................... 607 594,476
Hilcorp Energy I LP, 6.25%, 11/01/28
(a)
...... 642 622,071
Howard Midstream Energy Partners LLC, 8.88%,
07/15/28
(a)
...................... 586 609,649
Kinetik Holdings LP, 6.63%, 12/15/28
(a)
...... 1,082 1,090,034
Martin Midstream Partners LP, 11.50%,
02/15/28
(a)
...................... 431 449,026
Matador Resources Co., 6.88%, 04/15/28
(a)
... 540 536,969
Northern Oil & Gas, Inc., 8.13%, 03/01/28
(a) (b)
.. 755 743,959
PBF Holding Co. LLC, 6.00%, 02/15/28 ..... 858 758,996
Sitio Royalties Operating Partnership LP, 7.88%,
11/01/28
(a)
...................... 703 721,179
SM Energy Co., 6.50%, 07/15/28 ......... 434 415,952
Sunoco LP
5.88% , 03/15/28 ................... 423 420,881
7.00% , 09/15/28
(a)
.................. 535 547,902
Tallgrass Energy Partners LP, 5.50%, 01/15/28
(a)
864 841,719
TerraForm Power Operating LLC, 5.00%,
01/31/28
(a)
...................... 717 698,563
Venture Global LNG, Inc., 8.13%, 06/01/28
(a) (b)
. 2,467 2,451,331
19,646,039
Paper & Forest Products — 0.7%
(a)
Ahlstrom Holding 3 Oy, 4.88%, 02/04/28 ..... 324 303,689
Clearwater Paper Corp., 4.75%, 08/15/28 .... 293 273,033
Domtar Corp., 6.75%, 10/01/28 .......... 687 575,376
Mercer International, Inc., 12.88%, 10/01/28 .. 419 428,299
1,580,397
Passenger Airlines — 1.1%
(a)
American Airlines, Inc., 7.25%, 02/15/28
(b)
.... 791 781,045
Avianca Midco 2 plc, 9.00%, 12/01/28 ...... 1,154 1,038,125
VistaJet Malta Finance plc, 9.50%, 06/01/28
(b)
. 532 519,787
2,338,957
Personal Care Products — 0.5%
(a)
Edgewell Personal Care Co., 5.50%, 06/01/28
(b)
778 764,305
Prestige Brands, Inc., 5.13%, 01/15/28 ...... 398 394,348
1,158,653
Pharmaceuticals — 3.2%
Bausch Health Cos., Inc.
(a)
4.88% , 06/01/28 ................... 1,792 1,454,092
11.00% , 09/30/28 .................. 1,759 1,653,971
Cheplapharm Arzneimittel GmbH, 5.50%,
01/15/28
(a)
...................... 534 475,495
Elanco Animal Health, Inc., 6.65%, 08/28/28
(c)
. 782 793,363
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Mallinckrodt International Finance SA, 14.75%,
11/14/28
(a)
...................... USD 515 $ 540,240
Organon & Co., 4.13%, 04/30/28
(a)
........ 2,319 2,187,449
7,104,610
Professional Services — 0.6%
(a)
CoreLogic, Inc., 4.50%, 05/01/28
(b)
........ 794 750,781
KBR, Inc., 4.75%, 09/30/28 ............. 268 254,144
Science Applications International Corp., 4.88%,
04/01/28 ....................... 398 386,439
1,391,364
Real Estate Management & Development — 1.1%
(a)
Cushman & Wakefield US Borrower LLC, 6.75%,
05/15/28 ....................... 687 690,285
Five Point Operating Co. LP, 10.50%, 01/15/28
(c)
570 580,144
Forestar Group, Inc., 5.00%, 03/01/28 ...... 302 293,312
Howard Hughes Corp. (The), 5.38%, 08/01/28 . 784 756,242
2,319,983
Semiconductors & Semiconductor Equipment — 0.5%
(a)
Entegris, Inc., 4.38%, 04/15/28 .......... 432 417,645
ON Semiconductor Corp., 3.88%, 09/01/28
(b)
.. 747 706,837
1,124,482
Software — 2.7%
(a)
Clarivate Science Holdings Corp., 3.88%,
07/01/28 ....................... 966 912,225
Consensus Cloud Solutions, Inc., 6.50%,
10/15/28 ....................... 445 436,392
Fair Isaac Corp., 4.00%, 06/15/28 ......... 952 914,327
GoTo Group, Inc., 5.50%, 05/01/28
(b)
....... 380 328,123
Helios Software Holdings, Inc., 4.63%, 05/01/28 374 337,184
NCR Voyix Corp., 5.00%, 10/01/28 ........ 693 671,408
Open Text Corp., 3.88%, 02/15/28 ........ 1,021 975,456
PTC, Inc., 4.00%, 02/15/28 ............. 503 486,471
Rocket Software, Inc., 9.00%, 11/28/28 ..... 847 873,356
5,934,942
Specialized REITs — 0.6%
Iron Mountain, Inc.
(a)
5.25% , 03/15/28 ................... 882 867,421
5.00% , 07/15/28 ................... 533 520,432
1,387,853
Specialty Retail — 3.2%
Advance Auto Parts, Inc., 5.95%, 03/09/28 ... 322 319,347
Asbury Automotive Group, Inc., 4.50%, 03/01/28 433 419,707
Bath & Body Works, Inc., 5.25%, 02/01/28 ... 454 449,725
Carvana Co., 9.00%, (9.00% Cash or 12.00%
PIK), 12/01/28
(a) (d)
................. 677 695,901
eG Global Finance plc, 12.00%, 11/30/28
(a)
... 1,164 1,279,999
Evergreen Acqco 1 LP, 9.75%, 04/26/28
(a)
.... 424 438,349
Group 1 Automotive, Inc., 4.00%, 08/15/28
(a)
.. 802 762,040
Ken Garff Automotive LLC, 4.88%, 09/15/28
(a) (b)
426 411,150
Michaels Cos., Inc. (The), 5.25%, 05/01/28
(a)
.. 879 460,523
PetSmart, Inc., 4.75%, 02/15/28
(a)
......... 1,283 1,224,768
White Cap Buyer LLC, 6.88%, 10/15/28
(a)
.... 686 666,631
7,128,140
Technology Hardware, Storage & Peripherals — 0.2%
Xerox Holdings Corp., 5.50%, 08/15/28
(a)
.... 778 497,121
Trading Companies & Distributors — 2.5%
Fortress Transportation & Infrastructure Investors
LLC, 5.50%, 05/01/28
(a)
.............. 1,056 1,036,555
H&E Equipment Services, Inc., 3.88%,
12/15/28
(a)
...................... 1,346 1,341,289

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
2028 Term High Yield and Income ETF
Schedules of Investments
7
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
United Rentals North America, Inc., 4.88%,
01/15/28 ....................... USD 1,791 $ 1,764,620
WESCO Distribution, Inc., 7.25%, 06/15/28
(a)
.. 1,394 1,412,176
5,554,640
Total Long-Term Investments — 98 .2%
(Cost: $ 217,575,516 ) .............................. 216,298,982
Shares
Shares
Short-Term Securities
Money Market Funds — 10.5%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(g)
................... 22,012,588 22,021,393
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 1,246,462 1,246,462
Total Short-Term Securities — 10 .5%
(Cost: $ 23,267,036 ) ............................... 23,267,855
Total Investments — 108 .7%
(Cost: $ 240,842,552 ) .............................. 239,566,837
Liabilities in Excess of Other Assets — (8.7) % ............. (19,251,160)
Net Assets — 100.0% ...............................
$ 220,315,677
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
All or a portion of this security is on loan.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 15,235,762 $ 6,791,186
(a)
$ — $ (2,529) $ (3,026) $ 22,021,393 22,012,588 $ 41,829
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,046,862 199,600
(a)
— — — 1,246,462 1,246,462 39,438 —
$ (2,529) $ (3,026) $ 23,267,855 $ 81,267 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
2028 Term High Yield and Income ETF
8
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 216,298,982 $ — $ 216,298,982
Short-Term Securities
Money Market Funds ...................................... 23,267,855 — — 23,267,855
$ 23,267,855 $ 216,298,982 $ — $ 239,566,837

Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
iBonds
®
2029 Term High Yield and Income ETF
Schedules of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Oil, Gas & Consumable Fuels — 0.0%
New Fortress Energy, Inc. , (Acquired 12/24/24 ,
cost $ 0 )
(a) (b)
....................... 1,176 $ 6,385
Total Common Stocks — 0.0%
(Cost: $ — ) ..................................... 6,385
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 2.3%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(c) (d)
.. USD 261 267,010
Bombardier, Inc., 7.50%, 02/01/29
(d)
....... 369 379,976
BWX Technologies, Inc., 4.13%, 04/15/29
(d)
... 202 191,897
Spirit AeroSystems, Inc., 9.38%, 11/30/29
(d)
... 438 467,111
TransDigm, Inc.
4.63% , 01/15/29 ................... 596 573,053
6.38% , 03/01/29
(c) (d)
................. 1,394 1,421,238
4.88% , 05/01/29 ................... 374 360,698
3,660,983
Automobile Components — 1.8%
Allison Transmission, Inc., 5.88%, 06/01/29
(c) (d)
. 246 245,602
American Axle & Manufacturing, Inc., 5.00%,
10/01/29
(c)
...................... 280 245,655
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(d)
...................... 323 223,081
Goodyear Tire & Rubber Co. (The), 5.00%,
07/15/29
(c)
...................... 420 399,680
Icahn Enterprises LP
9.75% , 01/15/29 ................... 353 348,419
4.38% , 02/01/29 ................... 354 294,804
10.00% , 11/15/29
(d)
................. 236 231,118
IHO Verwaltungs GmbH, 6.37%, (6.37% Cash or
7.13% PIK), 05/15/29
(d) (e)
............. 200 192,234
Patrick Industries, Inc., 4.75%, 05/01/29
(d)
.... 162 154,269
Phinia, Inc., 6.75%, 04/15/29
(d)
........... 236 238,663
Real Hero Merger Sub 2, Inc., 6.25%, 02/01/29
(d)
294 219,187
2,792,712
Automobiles — 0.6%
(d)
Aston Martin Capital Holdings Ltd., 10.00%,
03/31/29 ....................... 512 440,137
Jaguar Land Rover Automotive plc, 5.50%,
07/15/29 ....................... 195 187,342
Nissan Motor Acceptance Co. LLC, 5.55%,
09/13/29 ....................... 140 135,666
Thor Industries, Inc., 4.00%, 10/15/29
(c)
..... 243 218,540
981,685
Beverages — 0.6%
Primo Water Holdings, Inc.
(d)
6.25% , 04/01/29 ................... 547 544,526
4.38% , 04/30/29 ................... 373 353,825
898,351
Broadline Retail — 1.5%
(d)
Go Daddy Operating Co. LLC, 3.50%, 03/01/29 398 371,218
Macy's Retail Holdings LLC, 5.88%, 04/01/29
(c)
. 163 154,676
Match Group Holdings II LLC, 5.63%, 02/15/29
(c)
162 158,826
QVC, Inc., 6.88%, 04/15/29 ............. 293 195,072
Rakuten Group, Inc., 9.75%, 04/15/29 ...... 985 1,041,257
Wayfair LLC, 7.25%, 10/31/29 ........... 410 374,586
2,295,635
Security
Par (000)
Par (000) Value
Building Products — 0.2%
Cornerstone Building Brands, Inc.
(d)
6.13% , 01/15/29 ................... USD 152 $ 102,002
9.50% , 08/15/29 ................... 236 205,367
307,369
Capital Markets — 0.7%
(d)
Aretec Group, Inc., 7.50%, 04/01/29
(c)
...... 195 189,888
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29 .................. 497 468,857
Hightower Holding LLC, 6.75%, 04/15/29 .... 143 136,621
Jane Street Group, 4.50%, 11/15/29 ....... 282 268,478
1,063,844
Chemicals — 3.0%
Axalta Coating Systems LLC, 3.38%,
02/15/29
(c) (d)
..................... 327 303,254
Celanese US Holdings LLC, 6.58%, 07/15/29
(f)
. 375 378,309
Chemours Co. (The), 4.63%, 11/15/29
(c) (d)
.... 308 257,890
INEOS Finance plc, 7.50%, 04/15/29
(d)
...... 351 329,991
INEOS Quattro Finance 2 plc, 9.63%, 03/15/29
(d)
190 182,817
Innophos Holdings, Inc., 11.50%, 06/15/29
(d)
.. 221 223,501
Mativ Holdings, Inc., 8.00%, 10/01/29
(c) (d)
.... 187 153,410
Methanex Corp., 5.25%, 12/15/29 ......... 350 332,094
Olin Corp., 5.63%, 08/01/29 ............ 333 323,085
Olympus Water US Holding Corp., 6.25%,
10/01/29
(d)
...................... 200 183,997
Rain Carbon, Inc., 12.25%, 09/01/29
(c) (d)
..... 222 225,622
SCIH Salt Holdings, Inc., 6.63%, 05/01/29
(d)
... 350 340,305
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29
(c)
206 192,569
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(d)
...................... 310 290,969
Tronox, Inc., 4.63%, 03/15/29
(c) (d)
......... 527 428,142
WR Grace Holdings LLC, 5.63%, 08/15/29
(d)
.. 573 507,960
4,653,915
Commercial Services & Supplies — 3.8%
ACCO Brands Corp., 4.25%, 03/15/29
(d)
..... 281 244,009
ADT Security Corp. (The), 4.13%, 08/01/29
(d)
.. 497 468,942
Allied Universal Holdco LLC, 6.00%, 06/01/29
(d)
470 441,604
APi Group DE, Inc.
(d)
4.13% , 07/15/29 ................... 157 146,871
4.75% , 10/15/29 ................... 123 115,852
Brink's Co. (The), 6.50%, 06/15/29
(d)
....... 202 206,117
Clean Harbors, Inc., 5.13%, 07/15/29
(d)
...... 132 129,382
CoreCivic, Inc., 8.25%, 04/15/29 .......... 231 243,784
Deluxe Corp.
(d)
8.00% , 06/01/29 ................... 236 217,156
8.13% , 09/15/29 ................... 225 225,270
Garda World Security Corp., 6.00%, 06/01/29
(d)
251 234,828
GEO Group, Inc. (The), 8.63%, 04/15/29 .... 317 334,080
GFL Environmental, Inc.
(d)
4.75% , 06/15/29 ................... 374 362,351
4.38% , 08/15/29 ................... 266 253,203
Madison IAQ LLC, 5.88%, 06/30/29
(c) (d)
...... 496 468,827
Pitney Bowes, Inc., 7.25%, 03/15/29
(d)
...... 169 168,486
Reworld Holding Corp., 4.88%, 12/01/29
(d)
.... 380 354,942
RR Donnelley & Sons Co.
(d)
9.50% , 08/01/29 ................... 522 498,293
10.88% , 08/01/29 .................. 235 223,135
Steelcase, Inc., 5.13%, 01/18/29 ......... 207 196,839
VM Consolidated, Inc., 5.50%, 04/15/29
(d)
.... 177 170,896
Williams Scotsman, Inc., 6.63%, 06/15/29
(d)
... 236 239,501
5,944,368

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
2029 Term High Yield and Income ETF
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Communications Equipment — 0.4%
(d)
CommScope LLC, 4.75%, 09/01/29 ........ USD 476 $ 421,026
Viavi Solutions, Inc., 3.75%, 10/01/29
(c)
..... 202 185,088
606,114
Construction & Engineering — 0.7%
(d)
Arcosa, Inc., 4.38%, 04/15/29 ........... 202 189,586
ASG Finance DAC, 9.75%, 05/15/29 ....... 130 124,061
Dycom Industries, Inc., 4.50%, 04/15/29 ..... 281 265,196
Global Infrastructure Solutions, Inc., 5.63%,
06/01/29 ....................... 202 192,048
Great Lakes Dredge & Dock Corp., 5.25%,
06/01/29
(c)
...................... 157 143,227
Tutor Perini Corp., 11.88%, 04/30/29 ....... 187 201,638
1,115,756
Consumer Finance — 2.5%
Bread Financial Holdings, Inc., 9.75%, 03/15/29
(d)
438 461,261
Cobra AcquisitionCo LLC
(d)
6.38% , 11/01/29 ................... 202 162,275
12.25% , 11/01/29 .................. 113 110,012
Encore Capital Group, Inc., 9.25%, 04/01/29
(d)
. 290 306,074
Enova International, Inc., 9.13%, 08/01/29
(d)
... 241 247,288
GGAM Finance Ltd., 6.88%, 04/15/29
(d)
..... 201 205,347
goeasy Ltd., 7.63%, 07/01/29
(d)
.......... 301 303,430
Navient Corp., 5.50%, 03/15/29 .......... 368 348,609
OneMain Finance Corp.
9.00% , 01/15/29
(c)
.................. 443 463,158
6.63% , 05/15/29 ................... 466 467,847
5.38% , 11/15/29 ................... 370 353,605
PRA Group, Inc., 5.00%, 10/01/29
(c) (d)
....... 158 144,035
PROG Holdings, Inc., 6.00%, 11/15/29
(d)
..... 290 267,135
3,840,076
Consumer Staples Distribution & Retail — 1.6%
Albertsons Cos., Inc., 3.50%, 03/15/29
(c) (d)
.... 695 648,851
KeHE Distributors LLC, 9.00%, 02/15/29
(d)
.... 492 503,828
Performance Food Group, Inc., 4.25%,
08/01/29
(d)
...................... 497 470,364
US Foods, Inc., 4.75%, 02/15/29
(d)
........ 448 435,266
Walgreens Boots Alliance, Inc., 8.13%,
08/15/29
(c)
...................... 375 389,915
2,448,224
Containers & Packaging — 1.2%
Ardagh Metal Packaging Finance USA LLC,
4.00%, 09/01/29
(d)
................. 510 442,924
Ball Corp., 6.00%, 06/15/29 ............ 521 531,784
Clydesdale Acquisition Holdings, Inc., 6.63%,
04/15/29
(c) (d)
..................... 247 249,002
Graphic Packaging International LLC, 3.50%,
03/01/29
(d)
...................... 162 150,512
LABL, Inc., 8.25%, 11/01/29
(c) (d)
.......... 225 152,395
Sealed Air Corp., 5.00%, 04/15/29
(d)
....... 212 206,561
TriMas Corp., 4.13%, 04/15/29
(d)
.......... 182 169,426
1,902,604
Distributors — 0.5%
(d)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............... 184 169,616
Gates Corp., 6.88%, 07/01/29 ........... 251 255,070
Resideo Funding, Inc., 4.00%, 09/01/29
(c)
.... 133 122,470
Velocity Vehicle Group LLC, 8.00%, 06/01/29 .. 241 243,901
791,057
Diversified Consumer Services — 1.3%
Belron UK Finance plc, 5.75%, 10/15/29
(d)
.... 600 598,716
Carriage Services, Inc., 4.25%, 05/15/29
(d)
... 182 167,046
Champions Financing, Inc., 8.75%, 02/15/29
(c) (d)
290 255,336
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Mavis Tire Express Services Topco Corp., 6.50%,
05/15/29
(d)
...................... USD 352 $ 324,923
Service Corp. International, 5.13%, 06/01/29 .. 368 364,497
Sotheby's, 5.88%, 06/01/29
(d)
............ 145 123,269
StoneMor, Inc., 8.50%, 05/15/29
(d)
......... 195 175,886
2,009,673
Diversified REITs — 0.3%
Uniti Group LP, 6.50%, 02/15/29
(d)
......... 540 493,728
Diversified Telecommunication Services — 3.7%
Altice Financing SA, 5.75%, 08/15/29
(d)
...... 1,015 746,349
CCO Holdings LLC
(d)
5.38% , 06/01/29 ................... 743 727,524
6.38% , 09/01/29
(c)
.................. 733 739,616
Frontier Communications Holdings LLC
6.75% , 05/01/29
(d)
.................. 487 489,293
5.88% , 11/01/29 ................... 364 364,251
Level 3 Financing, Inc.
(d)
3.63% , 01/15/29 ................... 197 153,277
10.50% , 04/15/29 .................. 322 357,069
4.88% , 06/15/29 ................... 280 244,873
3.75% , 07/15/29 ................... 226 171,878
11.00% , 11/15/29 .................. 771 862,650
Lumen Technologies, Inc.
(d)
4.50% , 01/15/29 ................... 159 129,109
4.13% , 04/15/29
(c)
.................. 156 147,498
Virgin Media Secured Finance plc, 5.50%,
05/15/29
(d)
...................... 697 671,332
5,804,719
Electric Utilities — 1.5%
DPL, Inc., 4.35%, 04/15/29 ............. 200 190,676
Leeward Renewable Energy Operations LLC,
4.25%, 07/01/29
(d)
................. 176 154,048
NRG Energy, Inc.
(d)
3.38% , 02/15/29 ................... 246 228,279
5.25% , 06/15/29 ................... 371 366,534
5.75% , 07/15/29 ................... 423 421,295
Vistra Operations Co. LLC, 4.38%, 05/01/29
(d)
. 610 586,838
XPLR Infrastructure Operating Partners LP,
7.25%, 01/15/29
(c) (d)
................ 368 364,769
2,312,439
Electrical Equipment — 0.3%
Sensata Technologies BV, 4.00%, 04/15/29
(c) (d)
. 480 441,608
Electronic Equipment, Instruments & Components — 0.5%
(d)
Coherent Corp., 5.00%, 12/15/29
(c)
........ 493 472,815
TTM Technologies, Inc., 4.00%, 03/01/29 .... 252 234,589
707,404
Energy Equipment & Services — 1.0%
(d)
Helix Energy Solutions Group, Inc., 9.75%,
03/01/29 ....................... 146 147,748
Kodiak Gas Services LLC, 7.25%, 02/15/29 ... 349 354,670
Precision Drilling Corp., 6.88%, 01/15/29 .... 195 182,619
Transocean, Inc., 8.25%, 05/15/29 ........ 453 365,809
USA Compression Partners LP, 7.13%, 03/15/29 497 501,690
1,552,536
Entertainment — 0.7%
(d)
AMC Entertainment Holdings, Inc., 7.50%,
02/15/29 ....................... 461 319,141
Banijay Entertainment SAS, 8.13%, 05/01/29 .. 185 189,468
Lions Gate Capital Holdings 1, Inc., 5.50%,
04/15/29 ....................... 193 173,538
Playtika Holding Corp., 4.25%, 03/15/29
(c)
.... 294 259,942

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
2029 Term High Yield and Income ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment (continued)
Starz Capital Holdings LLC, 5.50%, 04/15/29 .. USD 162 $ 124,975
1,067,064
Financial Services — 2.8%
(d)
Armor Holdco, Inc., 8.50%, 11/15/29 ....... 169 155,103
CPI CG, Inc., 10.00%, 07/15/29 .......... 121 129,818
Freedom Mortgage Holdings LLC, 9.25%,
02/01/29 ....................... 566 577,306
Jefferson Capital Holdings LLC, 9.50%, 02/15/29 202 211,592
Nationstar Mortgage Holdings, Inc., 6.50%,
08/01/29 ....................... 374 380,303
NCR Atleos Corp., 9.50%, 04/01/29 ........ 654 704,248
Paysafe Finance plc, 4.00%, 06/15/29 ...... 166 155,506
PennyMac Financial Services, Inc.
4.25% , 02/15/29 ................... 329 307,419
7.88% , 12/15/29 ................... 368 383,654
PHH Escrow Issuer LLC, 9.88%, 11/01/29 .... 244 237,286
Planet Financial Group LLC, 10.50%, 12/15/29 . 228 224,757
Provident Funding Associates LP, 9.75%,
09/15/29 ....................... 182 186,959
Rocket Mortgage LLC, 3.63%, 03/01/29 ..... 374 348,604
United Wholesale Mortgage LLC, 5.50%,
04/15/29 ....................... 330 320,000
4,322,555
Food Products — 1.0%
(d)
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(e)
.............. 332 349,440
Chobani LLC, 7.63%, 07/01/29 .......... 251 263,315
Post Holdings, Inc., 5.50%, 12/15/29 ....... 599 588,118
Simmons Foods, Inc., 4.63%, 03/01/29 ..... 447 415,314
1,616,187
Gas Utilities — 0.4%
(d)
Ferrellgas LP, 5.88%, 04/01/29 .......... 403 349,685
Superior Plus LP, 4.50%, 03/15/29 ........ 300 280,157
629,842
Ground Transportation — 1.3%
(d)
Avis Budget Car Rental LLC, 5.38%, 03/01/29 . 300 276,926
Carriage Purchaser, Inc., 7.88%, 10/15/29 .... 145 119,387
Dcli Bidco LLC, 7.75%, 11/15/29 .......... 250 232,925
First Student Bidco, Inc., 4.00%, 07/31/29
(c)
... 397 367,923
Hertz Corp. (The), 12.63%, 07/15/29
(c)
...... 610 593,460
NESCO Holdings II, Inc., 5.50%, 04/15/29 .... 451 408,837
1,999,458
Health Care Equipment & Supplies — 3.1%
(d)
Avantor Funding, Inc., 3.88%, 11/01/29
(c)
..... 399 368,454
Hologic, Inc., 3.25%, 02/15/29 ........... 472 440,596
Medline Borrower LP
3.88% , 04/01/29 ................... 2,215 2,066,207
6.25% , 04/01/29
(c)
.................. 738 743,863
5.25% , 10/01/29 ................... 1,231 1,169,719
4,788,839
Health Care Providers & Services — 3.0%
180 Medical, Inc., 3.88%, 10/15/29
(d)
....... 235 219,780
Acadia Healthcare Co., Inc., 5.00%, 04/15/29
(c) (d)
226 213,613
AdaptHealth LLC, 4.63%, 08/01/29
(d)
....... 243 217,448
AHP Health Partners, Inc., 5.75%, 07/15/29
(d)
.. 145 134,024
Community Health Systems, Inc.
(c)(d)
6.00% , 01/15/29 ................... 322 300,328
6.88% , 04/15/29 ................... 603 441,071
HealthEquity, Inc., 4.50%, 10/01/29
(d)
....... 300 283,435
Kedrion SpA, 6.50%, 09/01/29
(d)
.......... 375 359,366
LifePoint Health, Inc., 5.38%, 01/15/29
(c) (d)
.... 241 216,555
Option Care Health, Inc., 4.38%, 10/31/29
(d)
... 240 226,492
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Owens & Minor, Inc., 4.50%, 03/31/29
(c) (d)
.... USD 233 $ 189,002
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(c) (d)
..................... 740 705,138
Tenet Healthcare Corp., 4.25%, 06/01/29 .... 689 656,768
US Acute Care Solutions LLC, 9.75%,
05/15/29
(c) (d)
..................... 473 479,597
4,642,617
Health Care REITs — 0.2%
MPT Operating Partnership LP, 4.63%,
08/01/29
(c)
...................... 428 326,088
Hotel & Resort REITs — 1.1%
Park Intermediate Holdings LLC, 4.88%,
05/15/29
(d)
...................... 369 345,534
Pebblebrook Hotel LP, 6.38%, 10/15/29
(c) (d)
... 202 198,916
RHP Hotel Properties LP, 4.50%, 02/15/29
(d)
.. 280 268,017
RLJ Lodging Trust LP, 4.00%, 09/15/29
(d)
.... 231 208,630
Service Properties Trust
8.38% , 06/15/29 ................... 344 334,465
4.95% , 10/01/29
(c)
.................. 204 160,102
XHR LP, 4.88%, 06/01/29
(c) (d)
............ 231 217,942
1,733,606
Hotels, Restaurants & Leisure — 8.5%
1011778 BC ULC
(d)
3.50% , 02/15/29 ................... 373 349,022
6.13% , 06/15/29 ................... 596 606,415
5.63% , 09/15/29 ................... 251 250,477
Bloomin' Brands, Inc., 5.13%, 04/15/29
(c) (d)
.... 130 112,367
Boyne USA, Inc., 4.75%, 05/15/29
(d)
....... 321 305,601
Caesars Entertainment, Inc., 4.63%, 10/15/29
(c) (d)
581 536,956
Carnival Corp., 6.00%, 05/01/29
(d)
......... 1,035 1,028,669
Everi Holdings, Inc., 5.00%, 07/15/29
(d)
...... 196 196,506
Fertitta Entertainment LLC, 4.63%, 01/15/29
(d)
. 497 460,993
Genting New York LLC, 7.25%, 10/01/29
(d)
... 305 302,006
Great Canadian Gaming Corp., 8.75%,
11/15/29
(d)
...................... 263 261,137
Hilton Domestic Operating Co., Inc.
(d)
5.88% , 04/01/29 ................... 273 275,948
3.75% , 05/01/29 ................... 439 413,923
Hilton Grand Vacations Borrower LLC, 5.00%,
06/01/29
(c) (d)
..................... 423 391,103
International Game Technology plc, 5.25%,
01/15/29
(d)
...................... 351 343,104
Jacobs Entertainment, Inc., 6.75%, 02/15/29
(d)
. 244 221,929
Light & Wonder International, Inc., 7.25%,
11/15/29
(d)
...................... 236 240,235
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(d)
256 190,026
Marriott Ownership Resorts, Inc., 4.50%,
06/15/29
(c) (d)
..................... 244 222,134
Melco Resorts Finance Ltd., 5.38%, 12/04/29
(c) (d)
585 527,961
MGM Resorts International, 6.13%, 09/15/29
(c)
. 384 382,534
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(d)
...................... 374 354,163
NCL Corp. Ltd.
(d)
8.13% , 01/15/29 ................... 395 412,963
7.75% , 02/15/29 ................... 305 314,872
Papa John's International, Inc., 3.88%,
09/15/29
(c) (d)
..................... 200 185,691
Penn Entertainment, Inc., 4.13%, 07/01/29
(d)
.. 202 177,381
Premier Entertainment Sub LLC, 5.63%,
09/01/29
(d)
...................... 373 218,093
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(d)
...................... 246 261,149
Resorts World Las Vegas LLC, 4.63%, 04/16/29
(g)
490 423,738
Sabre GLBL, Inc., 10.75%, 11/15/29
(d)
...... 404 386,498

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
2029 Term High Yield and Income ETF
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
SeaWorld Parks & Entertainment, Inc., 5.25%,
08/15/29
(c) (d)
..................... USD 339 $ 322,148
Six Flags Entertainment Corp., 5.25%, 07/15/29 245 233,509
Studio City Finance Ltd., 5.00%, 01/15/29
(d)
... 560 492,737
TKC Holdings, Inc., 10.50%, 05/15/29
(c) (d)
.... 318 318,957
Travel + Leisure Co., 4.50%, 12/01/29
(d)
..... 324 304,087
Viking Cruises Ltd., 7.00%, 02/15/29
(c) (d)
..... 241 241,753
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(d)
...................... 225 222,322
Wynn Macau Ltd., 5.13%, 12/15/29
(d)
....... 499 458,140
Wynn Resorts Finance LLC, 5.13%, 10/01/29
(c) (d)
373 359,998
13,307,245
Household Durables — 1.9%
Ashton Woods USA LLC, 4.63%, 08/01/29
(d)
.. 170 157,655
Beazer Homes USA, Inc., 7.25%, 10/15/29
(c)
.. 156 151,602
Brookfield Residential Properties, Inc., 5.00%,
06/15/29
(d)
...................... 168 149,487
CD&R Smokey Buyer, Inc., 9.50%, 10/15/29
(d)
. 379 326,175
Century Communities, Inc., 3.88%, 08/15/29
(c) (d)
233 208,455
Empire Communities Corp., 9.75%, 05/01/29
(d)
. 231 225,273
K. Hovnanian Enterprises, Inc., 11.75%,
09/30/29
(d)
...................... 210 223,296
KB Home, 4.80%, 11/15/29
(c)
............ 150 144,826
Landsea Homes Corp., 8.88%, 04/01/29
(c) (d)
... 135 128,018
LGI Homes, Inc., 4.00%, 07/15/29
(c) (d)
....... 152 132,073
New Home Co., Inc. (The), 9.25%, 10/01/29
(d)
. 138 142,498
Newell Brands, Inc., 6.63%, 09/15/29 ....... 249 234,809
Shea Homes LP, 4.75%, 04/01/29 ......... 133 125,310
Somnigroup International, Inc., 4.00%, 04/15/29
(d)
399 370,472
STL Holding Co. LLC, 8.75%, 02/15/29
(d)
.... 134 136,349
TopBuild Corp., 3.63%, 03/15/29
(d)
........ 201 186,789
3,043,087
Household Products — 0.2%
Energizer Holdings, Inc., 4.38%, 03/31/29
(d)
... 380 354,837
Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp., 4.63%, 02/01/29
(d)
......... 305 294,678
TransAlta Corp., 7.75%, 11/15/29 ......... 197 205,307
499,985
Insurance — 2.2%
(d)
Acrisure LLC
8.25% , 02/01/29 ................... 468 479,229
4.25% , 02/15/29 ................... 340 317,886
8.50% , 06/15/29 ................... 250 257,801
6.00% , 08/01/29 ................... 254 242,550
Alliant Holdings Intermediate LLC, 5.88%,
11/01/29 ....................... 214 205,936
AmWINS Group, Inc.
6.38% , 02/15/29 ................... 379 383,229
4.88% , 06/30/29 ................... 376 358,026
APH Somerset Investor 2 LLC, 7.88%, 11/01/29 378 369,415
AssuredPartners, Inc., 5.63%, 01/15/29 ..... 270 269,620
BroadStreet Partners, Inc., 5.88%, 04/15/29 .. 354 341,841
HUB International Ltd., 5.63%, 12/01/29
(c)
.... 256 250,610
3,476,143
IT Services — 0.7%
Acuris Finance US, Inc., 9.00%, 08/01/29
(d)
... 245 233,733
Conduent Business Services LLC, 6.00%,
11/01/29
(d)
...................... 256 235,349
ION Trading Technologies SARL, 9.50%,
05/30/29
(d)
...................... 375 365,286
Newfold Digital Holdings Group, Inc., 6.00%,
02/15/29
(d)
...................... 157 88,158
Security
Par (000)
Par (000) Value
IT Services (continued)
Twilio, Inc., 3.63%, 03/15/29 ............ USD 246 $ 230,302
1,152,828
Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc.,
3.75%, 03/15/29
(d)
................. 246 225,284
Machinery — 1.2%
Esab Corp., 6.25%, 04/15/29
(d)
........... 345 349,701
Hillenbrand, Inc., 6.25%, 02/15/29
(c)
........ 234 233,018
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(d)
...................... 497 504,290
Mueller Water Products, Inc., 4.00%, 06/15/29
(d)
277 259,487
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(d)
...................... 251 238,302
Terex Corp., 5.00%, 05/15/29
(c) (d)
......... 280 267,809
1,852,607
Media — 7.2%
AMC Networks, Inc.
(c)
10.25% , 01/15/29
(d)
................. 424 438,400
4.25% , 02/15/29 ................... 486 357,736
Clear Channel Outdoor Holdings, Inc., 7.50%,
06/01/29
(c) (d)
..................... 512 419,528
CMG Media Corp., 8.88%, 06/18/29
(c) (d)
..... 285 250,379
CSC Holdings LLC
(d)
11.75% , 01/31/29 .................. 1,000 944,155
6.50% , 02/01/29 ................... 867 708,792
EchoStar Corp., 10.75%, 11/30/29 ........ 2,631 2,781,479
Gray Media, Inc., 10.50%, 07/15/29
(c) (d)
...... 615 631,352
iHeartCommunications, Inc., 9.13%, 05/01/29
(d)
350 269,960
Lamar Media Corp., 4.88%, 01/15/29 ....... 187 181,678
LCPR Senior Secured Financing DAC, 5.13%,
07/15/29
(d)
...................... 410 300,441
McGraw-Hill Education, Inc., 8.00%, 08/01/29
(d)
312 309,241
Neptune Bidco US, Inc., 9.29%, 04/15/29
(c) (d)
.. 1,289 1,146,669
Outfront Media Capital LLC, 4.25%, 01/15/29
(c) (d)
241 224,465
Scripps Escrow II, Inc., 3.88%, 01/15/29
(c) (d)
... 240 184,502
Sirius XM Radio LLC, 5.50%, 07/01/29
(c) (d)
.... 668 650,929
Stagwell Global LLC, 5.63%, 08/15/29
(d)
..... 531 501,629
TEGNA, Inc., 5.00%, 09/15/29
(c)
.......... 546 509,727
Univision Communications, Inc., 4.50%,
05/01/29
(c) (d)
..................... 532 456,756
11,267,818
Metals & Mining — 1.8%
Alcoa Nederland Holding BV, 4.13%, 03/31/29
(d)
240 222,961
Algoma Steel, Inc., 9.13%, 04/15/29
(d)
...... 158 133,356
ATI, Inc., 4.88%, 10/01/29 ............. 147 140,387
Big River Steel LLC, 6.63%, 01/31/29
(d)
..... 387 389,425
Cleveland-Cliffs, Inc.
(d)
4.63% , 03/01/29 ................... 177 162,059
6.88% , 11/01/29 ................... 443 429,272
Coeur Mining, Inc., 5.13%, 02/15/29
(d)
...... 133 126,298
Constellium SE, 3.75%, 04/15/29
(d)
........ 235 215,776
Hudbay Minerals, Inc., 6.13%, 04/01/29
(g)
.... 273 272,074
Perenti Finance Pty. Ltd., 7.50%, 04/26/29
(d)
.. 175 178,658
SunCoke Energy, Inc., 4.88%, 06/30/29
(d)
.... 231 212,820
TMS International Corp., 6.25%, 04/15/29
(d)
... 167 154,643
United States Steel Corp., 6.88%, 03/01/29 ... 211 211,419
2,849,148
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
(d)
Apollo Commercial Real Estate Finance, Inc.,
4.63%, 06/15/29
(c)
................. 245 226,157
Blackstone Mortgage Trust, Inc., 7.75%,
12/01/29
(c)
...................... 225 233,899

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
2029 Term High Yield and Income ETF
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Ladder Capital Finance Holdings LLLP, 4.75%,
06/15/29 ....................... USD 295 $ 282,471
Rithm Capital Corp., 8.00%, 04/01/29
(c)
..... 374 374,122
Starwood Property Trust, Inc., 7.25%, 04/01/29
(c)
300 311,367
1,428,016
Office REITs — 0.6%
Brandywine Operating Partnership LP
8.88% , 04/12/29 ................... 212 222,694
4.55% , 10/01/29
(c)
.................. 177 161,514
Hudson Pacific Properties LP, 4.65%, 04/01/29
(c)
241 172,586
Office Properties Income Trust
(c)(d)
9.00% , 03/31/29 ................... 147 141,113
9.00% , 09/30/29 ................... 278 205,724
903,631
Oil, Gas & Consumable Fuels — 10.1%
Aethon United BR LP, 7.50%, 10/01/29
(d)
..... 496 497,989
Alliance Resource Operating Partners LP, 8.63%,
06/15/29
(d)
...................... 202 208,531
Antero Midstream Partners LP, 5.38%, 06/15/29
(d)
374 365,163
Ascent Resources Utica Holdings LLC, 5.88%,
06/30/29
(d)
...................... 195 189,792
Blue Racer Midstream LLC, 7.00%, 07/15/29
(d)
. 246 250,544
Buckeye Partners LP, 6.88%, 07/01/29
(d)
..... 295 300,572
California Resources Corp., 8.25%, 06/15/29
(d)
. 433 412,884
CNX Resources Corp., 6.00%, 01/15/29
(d)
.... 247 239,203
Comstock Resources, Inc.
6.75% , 03/01/29
(c) (d)
................. 793 755,931
Coronado Finance Pty. Ltd., 9.25%, 10/01/29
(d)
. 198 135,157
CVR Energy, Inc., 8.50%, 01/15/29
(d)
....... 295 271,732
Delek Logistics Partners LP, 8.63%, 03/15/29
(d)
. 511 525,064
DT Midstream, Inc., 4.13%, 06/15/29
(d)
...... 541 507,621
Genesis Energy LP, 8.25%, 01/15/29 ....... 300 305,146
Global Partners LP, 6.88%, 01/15/29 ....... 167 165,818
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(d)
...................... 303 298,960
Hess Midstream Operations LP, 6.50%,
06/01/29
(d)
...................... 285 289,429
Hilcorp Energy I LP, 5.75%, 02/01/29
(d)
...... 300 280,507
Ithaca Energy North Sea plc, 8.13%, 10/15/29
(d)
365 364,920
ITT Holdings LLC, 6.50%, 08/01/29
(d)
....... 594 543,027
Kraken Oil & Gas Partners LLC, 7.63%,
08/15/29
(d)
...................... 249 223,213
MEG Energy Corp., 5.88%, 02/01/29
(d)
...... 285 274,742
NFE Financing LLC, 12.00%, 11/15/29
(d)
..... 1,336 919,918
NGL Energy Operating LLC, 8.13%, 02/15/29
(d)
440 413,869
Parkland Corp., 4.50%, 10/01/29
(d)
........ 399 377,033
Permian Resources Operating LLC, 5.88%,
07/01/29
(d)
...................... 330 322,373
Prairie Acquiror LP, 9.00%, 08/01/29
(d)
...... 192 193,484
Puma International Financing SA, 7.75%,
04/25/29
(d)
...................... 245 242,632
Range Resources Corp., 8.25%, 01/15/29 .... 280 286,654
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(d)
...................... 311 297,472
Saturn Oil & Gas, Inc., 9.63%, 06/15/29
(c) (d)
... 293 264,684
SM Energy Co., 6.75%, 08/01/29
(d)
........ 375 350,542
Summit Midstream Holdings LLC, 8.63%,
10/31/29
(d)
...................... 404 397,470
Sunoco LP
7.00% , 05/01/29
(d)
.................. 370 380,406
4.50% , 05/15/29 ................... 383 363,043
Tallgrass Energy Partners LP, 7.38%, 02/15/29
(d)
400 398,594
Talos Production, Inc., 9.00%, 02/01/29
(d)
.... 302 289,478
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(d)
...................... USD 340 $ 312,011
Venture Global Calcasieu Pass LLC, 3.88%,
08/15/29
(d)
...................... 605 554,965
Venture Global LNG, Inc., 9.50%, 02/01/29
(d)
.. 1,487 1,540,782
Vital Energy, Inc., 7.75%, 07/31/29
(c) (d)
...... 145 122,220
W&T Offshore, Inc., 10.75%, 02/01/29
(c) (d)
.... 167 131,080
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(d)
...................... 290 265,350
15,830,005
Paper & Forest Products — 0.5%
Louisiana-Pacific Corp., 3.63%, 03/15/29
(c) (d)
.. 157 146,610
Magnera Corp., 4.75%, 11/15/29
(d)
........ 243 212,057
Mercer International, Inc., 5.13%, 02/01/29 ... 433 355,757
714,424
Passenger Airlines — 1.4%
(d)
American Airlines, Inc.
5.75% , 04/20/29 ................... 1,487 1,441,216
8.50% , 05/15/29
(c)
.................. 505 514,503
OneSky Flight LLC, 8.88%, 12/15/29 ....... 271 273,259
2,228,978
Personal Care Products — 0.1%
Edgewell Personal Care Co., 4.13%, 04/01/29
(d)
236 220,979
Pharmaceuticals — 0.9%
(d)
HLF Financing SARL LLC
12.25% , 04/15/29 .................. 392 416,285
4.88% , 06/01/29
(c)
.................. 293 225,728
Jazz Securities DAC, 4.38%, 01/15/29 ...... 790 750,118
1,392,131
Professional Services — 0.4%
(d)
AMN Healthcare, Inc., 4.00%, 04/15/29
(c)
.... 175 156,931
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29
(c)
225 224,716
TriNet Group, Inc., 3.50%, 03/01/29 ........ 241 220,096
601,743
Real Estate Management & Development — 0.8%
Anywhere Real Estate Group LLC, 5.75%,
01/15/29
(c) (d)
..................... 274 216,641
Howard Hughes Corp. (The), 4.13%, 02/01/29
(d)
324 296,921
Hunt Cos., Inc., 5.25%, 04/15/29
(d)
........ 300 284,772
Kennedy-Wilson, Inc., 4.75%, 03/01/29
(c)
.... 297 267,445
Newmark Group, Inc., 7.50%, 01/12/29 ..... 236 246,908
1,312,687
Semiconductors & Semiconductor Equipment — 0.4%
(d)
ams-OSRAM AG, 12.25%, 03/30/29 ....... 205 207,689
Entegris, Inc., 3.63%, 05/01/29
(c)
......... 201 184,970
Synaptics, Inc., 4.00%, 06/15/29
(c)
......... 202 186,991
579,650
Software — 4.9%
Central Parent LLC, 8.00%, 06/15/29
(c) (d)
..... 371 326,736
Central Parent, Inc., 7.25%, 06/15/29
(c) (d)
..... 366 314,584
Clarivate Science Holdings Corp., 4.88%,
07/01/29
(c) (d)
..................... 456 414,977
Cloud Software Group, Inc.
(d)
6.50% , 03/31/29 ................... 1,959 1,960,289
9.00% , 09/30/29 ................... 1,905 1,920,795
Crowdstrike Holdings, Inc., 3.00%, 02/15/29
(c)
. 364 337,513
Dye & Durham Ltd., 8.63%, 04/15/29
(d)
...... 273 277,780
Elastic NV, 4.13%, 07/15/29
(c) (d)
.......... 286 269,240
Ellucian Holdings, Inc., 6.50%, 12/01/29
(d)
.... 350 350,674
Helios Software Holdings, Inc., 8.75%, 05/01/29
(d)
340 329,729
NCR Voyix Corp., 5.13%, 04/15/29
(c) (d)
...... 204 196,474

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
2029 Term High Yield and Income ETF
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Open Text Corp., 3.88%, 12/01/29
(d)
....... USD 423 $ 390,220
Rocket Software, Inc., 6.50%, 02/15/29
(d)
.... 288 273,925
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(c) (d)
325 298,619
7,661,555
Specialized REITs — 1.1%
Iron Mountain, Inc.
(d)
7.00% , 02/15/29 ................... 542 557,138
4.88% , 09/15/29 ................... 497 479,112
SBA Communications Corp., 3.13%, 02/01/29 . 795 736,381
1,772,631
Specialty Retail — 4.2%
Arko Corp., 5.13%, 11/15/29
(c) (d)
.......... 227 181,611
Asbury Automotive Group, Inc., 4.63%,
11/15/29
(d)
...................... 399 375,660
Bath & Body Works, Inc., 7.50%, 06/15/29
(c)
... 234 239,991
Foot Locker, Inc., 4.00%, 10/01/29
(c) (d)
...... 200 161,980
Gap, Inc. (The), 3.63%, 10/01/29
(d)
........ 348 315,434
Global Auto Holdings Ltd.
(d)
8.38% , 01/15/29 ................... 262 231,196
11.50% , 08/15/29 .................. 266 251,932
GYP Holdings III Corp., 4.63%, 05/01/29
(d)
.... 177 166,517
LBM Acquisition LLC, 6.25%, 01/15/29
(c) (d)
.... 402 352,241
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(d)
...................... 517 488,791
Lithia Motors, Inc., 3.88%, 06/01/29
(d)
....... 399 370,464
Murphy Oil USA, Inc., 4.75%, 09/15/29 ...... 249 240,382
Park River Holdings, Inc.
(d)
5.63% , 02/01/29 ................... 197 154,437
6.75% , 08/01/29 ................... 163 129,240
Penske Automotive Group, Inc., 3.75%,
06/15/29
(c)
...................... 237 219,598
PetSmart, Inc., 7.75%, 02/15/29
(d)
......... 564 526,005
Sonic Automotive, Inc., 4.63%, 11/15/29
(c) (d)
... 305 286,043
Specialty Building Products Holdings LLC,
7.75%, 10/15/29
(d)
................. 235 220,998
Staples, Inc., 10.75%, 09/01/29
(d)
......... 1,160 1,008,007
Upbound Group, Inc., 6.38%, 02/15/29
(d)
..... 225 212,470
Victoria's Secret & Co., 4.63%, 07/15/29
(c) (d)
... 280 243,734
Victra Holdings LLC, 8.75%, 09/15/29
(c) (d)
.... 212 215,910
6,592,641
Technology Hardware, Storage & Peripherals — 0.4%
Seagate HDD Cayman
4.09% , 06/01/29 ................... 237 225,033
8.25% , 12/15/29
(c)
.................. 241 258,468
Xerox Holdings Corp., 8.88%, 11/30/29
(c) (d)
... 233 139,492
622,993
Textiles, Apparel & Luxury Goods — 0.4%
(d)
Crocs, Inc., 4.25%, 03/15/29
(c)
........... 175 162,431
Kontoor Brands, Inc., 4.13%, 11/15/29 ...... 202 185,896
Wolverine World Wide, Inc., 4.00%, 08/15/29
(c)
. 275 229,065
577,392
Trading Companies & Distributors — 1.6%
(d)
Alta Equipment Group, Inc., 9.00%, 06/01/29
(c)
. 238 200,176
Beacon Roofing Supply, Inc., 4.13%, 05/15/29 . 157 158,428
BlueLinx Holdings, Inc., 6.00%, 11/15/29 ..... 146 139,284
Foundation Building Materials, Inc., 6.00%,
03/01/29
(c)
...................... 180 151,453
Herc Holdings, Inc., 6.63%, 06/15/29
(c)
...... 389 384,259
Imola Merger Corp., 4.75%, 05/15/29
(c)
...... 995 951,986
WESCO Distribution, Inc., 6.38%, 03/15/29 ... 443 449,463
2,435,049
Security
Par (000)
Par (000) Value
Transportation Infrastructure — 0.2%
Seaspan Corp., 5.50%, 08/01/29
(d)
........ USD 367 $ 336,755
Wireless Telecommunication Services — 0.9%
(d)
Connect Finco SARL, 9.00%, 09/15/29
(c)
..... 970 907,104
Zegona Finance plc, 8.63%, 07/15/29 ...... 440 468,826
1,375,930
Total Corporate Bonds — 97 .5%
(Cost: $ 154,993,436 ) .............................. 152,367,228
Total Long-Term Investments — 97.5%
(Cost: $ 154,993,436 ) .............................. 152,373,613
Shares
Shares
Short-Term Securities
Money Market Funds — 20.0%
(h)(i)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(j)
.................... 30,271,311 30,283,420
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 961,379 961,379
Total Short-Term Securities — 20 .0%
(Cost: $ 31,245,117 ) ............................... 31,244,799
Total Investments — 117 .5%
(Cost: $ 186,238,553 ) .............................. 183,618,412
Liabilities in Excess of Other Assets — (17.5) % ............ (27,294,739)
Net Assets — 100.0% ...............................
$ 156,323,673
(a)
Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $6,385, representing less than 0.05% of its net assets as of period end, and an original cost of $0.
(c)
All or a portion of this security is on loan.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/
or in cash. Rates shown are the current rate and possible payment rates.
(f)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)
Affiliate of the Fund.
(i)
Annualized 7-day yield as of period end.
(j)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
2029 Term High Yield and Income ETF
Schedules of Investments
15
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 11,500,288 $ 18,788,576
(a)
$ — $ (2,026) $ (3,418) $ 30,283,420 30,271,311 $ 43,506
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 95,214 866,165
(a)
— — — 961,379 961,379 13,274 —
$ (2,026) $ (3,418) $ 31,244,799 $ 56,780 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ — $ 6,385 $ — $ 6,385
Corporate Bonds ......................................... — 152,367,228 — 152,367,228
Short-Term Securities
Money Market Funds ...................................... 31,244,799 — — 31,244,799
$ 31,244,799 $ 152,373,613 $ — $ 183,618,412

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
iBonds
®
2030 Term High Yield and Income ETF
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 2.3%
(a)
Axon Enterprise, Inc., 6.13%, 03/15/30 ...... USD 200 $ 203,995
Bombardier, Inc., 8.75%, 11/15/30 ......... 221 237,000
Spirit AeroSystems, Inc., 9.75%, 11/15/30 .... 352 390,118
TransDigm, Inc., 6.88%, 12/15/30
(b)
........ 425 437,904
1,269,017
Air Freight & Logistics — 0.4%
Rand Parent LLC, 8.50%, 02/15/30
(a)
....... 249 231,655
Automobile Components — 1.9%
Clarios Global LP, 6.75%, 02/15/30
(a)
....... 205 208,654
Dana, Inc., 4.25%, 09/01/30
(b)
........... 124 114,253
Icahn Enterprises LP, 9.00%, 06/15/30
(b)
..... 217 203,698
IHO Verwaltungs GmbH, 7.75%, (7.75% Cash or
8.50% PIK), 11/15/30
(a) (c)
............. 145 140,715
ZF North America Capital, Inc.
(a)
7.13% , 04/14/30 ................... 175 161,451
6.75% , 04/23/30 ................... 235 214,420
1,043,191
Automobiles — 1.2%
Nissan Motor Co. Ltd., 4.81%, 09/17/30
(a) (b)
... 730 674,408
Broadline Retail — 0.9%
Macy's Retail Holdings LLC, 5.88%, 03/15/30
(a)
. 125 116,697
Match Group Holdings II LLC, 4.13%, 08/01/30
(a)
152 137,430
Nordstrom, Inc., 4.38%, 04/01/30 ......... 147 130,345
Wayfair LLC, 7.75%, 09/15/30
(a)
.......... 150 137,405
521,877
Building Products — 3.3%
(a)
Advanced Drainage Systems, Inc., 6.38%,
06/15/30 ....................... 146 148,242
Builders FirstSource, Inc., 5.00%, 03/01/30 ... 169 162,297
EMRLD Borrower LP, 6.63%, 12/15/30 ...... 812 824,273
MIWD Holdco II LLC, 5.50%, 02/01/30
(b)
..... 152 136,908
Oscar AcquisitionCo LLC, 9.50%, 04/15/30
(b)
.. 177 161,110
Standard Industries, Inc., 4.38%, 07/15/30 ... 463 431,369
1,864,199
Capital Markets — 0.6%
(a)
Aretec Group, Inc., 10.00%, 08/15/30 ...... 205 220,967
Hightower Holding LLC, 9.13%, 01/31/30 .... 117 119,673
340,640
Chemicals — 2.2%
Avient Corp., 7.13%, 08/01/30
(a)
.......... 215 218,611
Celanese US Holdings LLC
6.50% , 04/15/30 ................... 210 205,040
6.80% , 11/15/30
(d)
.................. 293 292,816
Nufarm Australia Ltd., 5.00%, 01/27/30
(a) (b)
.... 107 98,961
Olin Corp., 5.00%, 02/01/30
(b)
........... 150 140,912
SNF Group SACA, 3.38%, 03/15/30
(a)
...... 100 90,354
Vibrantz Technologies, Inc., 9.00%, 02/15/30
(a) (b)
219 167,403
1,214,097
Commercial Services & Supplies — 1.5%
OT Midco, Inc., 10.00%, 02/15/30
(a)
........ 185 151,037
Reworld Holding Corp., 5.00%, 09/01/30 ..... 119 109,665
RRD Intermediate Holdings, Inc., 11.00%,
(11.00% Cash or 12.00% PIK), 12/01/30
(a) (c)
. 110 99,293
Veritiv Operating Co., 10.50%, 11/30/30
(a)
.... 305 319,051
Williams Scotsman, Inc., 6.63%, 04/15/30
(a)
... 150 152,937
831,983
Communications Equipment — 0.2%
Ciena Corp., 4.00%, 01/31/30
(a)
.......... 124 115,108
Security
Par (000)
Par (000) Value
Construction & Engineering — 0.7%
Brand Industrial Services, Inc., 10.38%,
08/01/30
(a)
...................... USD 386 $ 367,109
Consumer Finance — 3.9%
Azorra Finance Ltd., 7.75%, 04/15/30
(a)
..... 165 163,983
Credit Acceptance Corp., 6.63%, 03/15/30
(a)
.. 146 143,752
Encore Capital Group, Inc., 8.50%, 05/15/30
(a)
. 144 149,404
FirstCash, Inc., 5.63%, 01/01/30
(a)
......... 161 158,201
GGAM Finance Ltd., 5.88%, 03/15/30
(a)
..... 118 117,200
goeasy Ltd.
(a)
6.88% , 05/15/30 ................... 117 114,137
7.38% , 10/01/30 ................... 117 114,982
Navient Corp., 9.38%, 07/25/30 .......... 146 155,211
OneMain Finance Corp.
7.88% , 03/15/30 ................... 211 218,212
4.00% , 09/15/30 ................... 253 224,114
PRA Group, Inc., 8.88%, 01/31/30
(a)
........ 167 172,108
Rfna LP, 7.88%, 02/15/30
(a)
............. 145 142,494
SLM Corp., 6.50%, 01/31/30
(b)
........... 150 154,527
TrueNoord Capital DAC, 8.75%, 03/01/30
(a) (b)
.. 117 119,488
2,147,813
Consumer Staples Distribution & Retail — 1.0%
Albertsons Cos., Inc., 4.88%, 02/15/30
(a) (b)
.... 293 283,025
US Foods, Inc., 4.63%, 06/01/30
(a)
........ 150 142,905
Walgreens Boots Alliance, Inc., 3.20%, 04/15/30 146 137,388
563,318
Containers & Packaging — 2.1%
Ball Corp., 2.88%, 08/15/30 ............ 377 333,671
Clydesdale Acquisition Holdings, Inc.
(a)
6.88% , 01/15/30 ................... 151 154,248
8.75% , 04/15/30 ................... 322 331,730
Crown Americas LLC, 5.25%, 04/01/30
(b)
.... 146 145,822
Graphic Packaging International LLC, 3.75%,
02/01/30
(a)
...................... 119 109,635
OI European Group BV, 4.75%, 02/15/30
(a) (b)
.. 123 113,862
1,188,968
Distributors — 0.4%
Windsor Holdings III LLC, 8.50%, 06/15/30
(a)
.. 234 246,217
Diversified Consumer Services — 0.4%
Service Corp. International, 3.38%, 08/15/30 .. 253 227,018
Diversified REITs — 0.3%
Uniti Group LP, 6.00%, 01/15/30
(a) (b)
........ 205 182,946
Diversified Telecommunication Services — 8.1%
(a)
CCO Holdings LLC
4.75% , 03/01/30 ................... 894 844,795
4.50% , 08/15/30
(b)
.................. 806 748,729
Frontier Communications Holdings LLC
6.00% , 01/15/30 ................... 300 301,469
8.75% , 05/15/30
(b)
.................. 348 364,227
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 . 879 867,201
Level 3 Financing, Inc.
4.50% , 04/01/30 ................... 207 172,371
10.50% , 05/15/30 .................. 273 295,787
3.88% , 10/15/30 ................... 134 105,824
10.75% , 12/15/30 .................. 202 224,115
Lumen Technologies, Inc., 4.13%, 04/15/30
(b)
.. 100 93,385
Virgin Media Finance plc, 5.00%, 07/15/30 ... 277 242,671
Virgin Media Secured Finance plc, 4.50%,
08/15/30 ....................... 274 245,572
4,506,146

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
2030 Term High Yield and Income ETF
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities — 0.8%
ContourGlobal Power Holdings SA, 6.75%,
02/28/30
(a)
...................... USD 150 $ 151,837
PG&E Corp., 5.25%, 07/01/30 ........... 295 284,259
436,096
Electrical Equipment — 0.3%
Sensata Technologies BV, 5.88%, 09/01/30
(a)
.. 150 145,996
Electronic Equipment, Instruments & Components — 0.2%
Sensata Technologies, Inc., 4.38%, 02/15/30
(a)
. 136 125,629
Energy Equipment & Services — 4.3%
(a)
Aris Water Holdings LLC, 7.25%, 04/01/30 ... 130 129,106
Diamond Foreign Asset Co., 8.50%, 10/01/30 .. 160 152,951
FORESEA Holding SA, 7.50%, 06/15/30 ..... 89 84,591
Nabors Industries, Inc., 9.13%, 01/31/30
(b)
.... 189 171,501
Noble Finance II LLC, 8.00%, 04/15/30 ..... 406 386,416
Seadrill Finance Ltd., 8.38%, 08/01/30 ...... 182 171,447
TGS ASA, 8.50%, 01/15/30 ............. 160 157,640
Transocean, Inc., 8.75%, 02/15/30 ........ 277 270,119
Valaris Ltd., 8.38%, 04/30/30 ............ 319 298,608
Viridien, 10.00%, 10/15/30 ............. 100 94,346
Weatherford International Ltd., 8.63%, 04/30/30 464 459,843
2,376,568
Entertainment — 0.5%
ROBLOX Corp., 3.88%, 05/01/30
(a)
........ 290 268,171
Financial Services — 2.2%
(a)
Burford Capital Global Finance LLC, 6.88%,
04/15/30 ....................... 110 109,826
Freedom Mortgage Corp., 12.25%, 10/01/30 .. 152 167,253
Jefferson Capital Holdings LLC, 8.25%, 05/15/30 70 70,466
Midcap Financial Issuer Trust, 5.63%, 01/15/30 117 103,320
Mobius Merger Sub, Inc., 9.00%, 06/01/30 ... 152 134,643
Nationstar Mortgage Holdings, Inc., 5.13%,
12/15/30 ....................... 193 193,042
PennyMac Financial Services, Inc., 7.13%,
11/15/30 ....................... 190 193,661
UWM Holdings LLC, 6.63%, 02/01/30 ...... 240 237,810
1,210,021
Food Products — 1.7%
(a)
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
... 298 297,181
Lamb Weston Holdings, Inc., 4.13%, 01/31/30 . 284 266,578
Post Holdings, Inc., 4.63%, 04/15/30 ....... 406 383,453
947,212
Ground Transportation — 1.2%
(a)
Avis Budget Car Rental LLC, 8.25%, 01/15/30
(b)
203 202,523
Brightline East LLC, 11.00%, 01/31/30 ...... 335 274,402
Star Leasing Co. LLC, 7.63%, 02/15/30 ..... 205 183,832
660,757
Health Care Equipment & Supplies — 0.4%
(a)(b)
Embecta Corp., 5.00%, 02/15/30 ......... 152 136,805
Neogen Food Safety Corp., 8.63%, 07/20/30 .. 112 113,233
250,038
Health Care Providers & Services — 8.0%
AdaptHealth LLC, 5.13%, 03/01/30
(a) (b)
...... 176 157,689
Community Health Systems, Inc.
(a)
6.13% , 04/01/30 ................... 370 250,544
5.25% , 05/15/30 ................... 445 379,808
DaVita, Inc., 4.63%, 06/01/30
(a)
.......... 800 744,010
Encompass Health Corp., 4.75%, 02/01/30 ... 238 231,524
LifePoint Health, Inc.
(a)
9.88% , 08/15/30 ................... 238 252,956
11.00% , 10/15/30 .................. 319 349,365
Molina Healthcare, Inc., 3.88%, 11/15/30
(a)
... 198 178,431
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Owens & Minor, Inc.
(a)(b)
6.63% , 04/01/30 ................... USD 167 $ 142,214
10.00% , 04/15/30 .................. 166 171,127
Pediatrix Medical Group, Inc., 5.38%,
02/15/30
(a) (b)
..................... 122 117,649
Radiology Partners, Inc., 9.78%, (9.78% Cash or
9.78% PIK), 02/15/30
(a) (c)
............. 212 192,349
Star Parent, Inc., 9.00%, 10/01/30
(a) (b)
....... 290 293,398
Tenet Healthcare Corp.
4.38% , 01/15/30 ................... 421 399,191
6.13% , 06/15/30
(b)
.................. 578 580,614
4,440,869
Health Care Technology — 0.3%
IQVIA, Inc., 6.50%, 05/15/30
(a)
........... 145 147,342
Hotel & Resort REITs — 0.7%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(a)
...................... 169 168,971
Service Properties Trust, 4.38%, 02/15/30 .... 122 91,024
XHR LP, 6.63%, 05/15/30
(a)
............. 125 123,286
383,281
Hotels, Restaurants & Leisure — 6.7%
1011778 BC ULC, 4.00%, 10/15/30
(a)
....... 848 771,986
Brinker International, Inc., 8.25%, 07/15/30
(a)
.. 107 112,506
Caesars Entertainment, Inc., 7.00%, 02/15/30
(a)
578 592,254
Carnival Corp., 5.75%, 03/15/30
(a)
......... 290 288,345
Churchill Downs, Inc., 5.75%, 04/01/30
(a)
.... 348 340,475
Fertitta Entertainment LLC, 6.75%, 01/15/30
(a)
. 363 317,085
Hilton Domestic Operating Co., Inc., 4.88%,
01/15/30 ....................... 295 289,260
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(a)
...................... 145 145,133
NCL Corp. Ltd., 6.25%, 03/01/30
(a) (b)
....... 92 89,655
Ontario Gaming GTA LP, 8.00%, 08/01/30
(a)
... 122 117,508
Resorts World Las Vegas LLC, 8.45%, 07/27/30
(a)
125 122,530
Scientific Games Holdings LP, 6.63%, 03/01/30
(a)
234 223,230
Travel + Leisure Co., 4.63%, 03/01/30
(a)
..... 102 94,924
Yum! Brands, Inc., 4.75%, 01/15/30
(a)
....... 236 229,232
3,734,123
Household Durables — 1.7%
Ashton Woods USA LLC, 4.63%, 04/01/30
(a)
.. 124 113,819
Brookfield Residential Properties, Inc., 4.88%,
02/15/30
(a)
...................... 151 131,477
KB Home, 7.25%, 07/15/30 ............. 107 109,381
M/I Homes, Inc., 3.95%, 02/15/30 ......... 89 80,782
Mattamy Group Corp., 4.63%, 03/01/30
(a)
.... 176 161,270
Newell Brands, Inc., 6.38%, 05/15/30 ....... 220 200,390
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(a) (b)
..................... 146 141,477
938,596
Household Products — 0.2%
Central Garden & Pet Co., 4.13%, 10/15/30
(b)
.. 153 140,266
Independent Power and Renewable Electricity Producers — 0.7%
Talen Energy Supply LLC, 8.63%, 06/01/30
(a) (b)
. 352 375,576
Insurance — 3.5%
(a)
Acrisure LLC, 7.50%, 11/06/30 ........... 319 325,735
Constellation Insurance, Inc., 6.80%, 01/24/30
(d)
135 130,919
HUB International Ltd., 7.25%, 06/15/30 ..... 959 994,637
Jones Deslauriers Insurance Management, Inc.
8.50% , 03/15/30 ................... 215 226,950
10.50% , 12/15/30 .................. 152 163,615

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
2030 Term High Yield and Income ETF
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Ryan Specialty LLC, 4.38%, 02/01/30 ...... USD 120 $ 113,949
1,955,805
Interactive Media & Services — 0.5%
(a)
Ziff Davis, Inc., 4.63%, 10/15/30 .......... 135 119,615
ZipRecruiter, Inc., 5.00%, 01/15/30 ........ 161 134,883
254,498
Life Sciences Tools & Services — 0.3%
Fortrea Holdings, Inc., 7.50%, 07/01/30
(a) (b)
... 173 150,337
Machinery — 1.3%
(a)
Amsted Industries, Inc., 4.63%, 05/15/30 .... 117 110,509
Chart Industries, Inc., 7.50%, 01/01/30 ...... 424 440,668
SPX FLOW, Inc., 8.75%, 04/01/30
(b)
....... 146 147,518
698,695
Media — 5.5%
Cable One, Inc., 4.00%, 11/15/30
(a) (b)
....... 200 162,747
Clear Channel Outdoor Holdings, Inc., 7.88%,
04/01/30
(a) (b)
..................... 253 253,255
CSC Holdings LLC, 4.13%, 12/01/30
(a)
...... 325 222,641
DirecTV Financing LLC, 8.88%, 02/01/30
(a) (b)
.. 226 215,573
EchoStar Corp., 6.75%, 11/30/30 ......... 664 596,484
Gray Media, Inc., 4.75%, 10/15/30
(a)
....... 50 29,982
iHeartCommunications, Inc., 7.75%, 08/15/30
(a)
200 144,241
Lamar Media Corp., 4.00%, 02/15/30 ....... 161 150,492
Outfront Media Capital LLC, 4.63%, 03/15/30
(a) (b)
152 140,789
Sinclair Television Group, Inc., 5.50%, 03/01/30
(a)
147 105,036
Sirius XM Radio LLC, 4.13%, 07/01/30
(a)
..... 435 389,132
Univision Communications, Inc., 7.38%,
06/30/30
(a)
...................... 264 240,665
Ziggo Bond Co. BV, 5.13%, 02/28/30
(a)
...... 155 137,151
Ziggo BV, 4.88%, 01/15/30
(a)
............ 290 266,355
3,054,543
Metals & Mining — 3.9%
Alumina Pty. Ltd., 6.13%, 03/15/30
(a)
....... 150 148,172
Arsenal AIC Parent LLC, 8.00%, 10/01/30
(a) (b)
.. 213 220,357
ATI, Inc., 7.25%, 08/15/30 ............. 129 134,252
Carpenter Technology Corp., 7.63%, 03/15/30
(b)
95 97,808
Cleveland-Cliffs, Inc., 6.75%, 04/15/30
(a)
..... 218 209,996
Commercial Metals Co., 4.13%, 01/15/30 .... 86 80,933
FMG Resources August 2006 Pty. Ltd., 5.88%,
04/15/30
(a)
...................... 203 200,691
JW Aluminum Continuous Cast Co., 10.25%,
04/01/30
(a)
...................... 100 98,250
Mineral Resources Ltd., 8.50%, 05/01/30
(a) (b)
.. 183 166,513
Novelis Corp.
(a)
4.75% , 01/30/30 ................... 463 429,991
6.88% , 01/30/30
(b)
.................. 225 228,281
Taseko Mines Ltd., 8.25%, 05/01/30
(a)
...... 146 147,401
2,162,645
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Starwood Property Trust, Inc.
(a)
6.00% , 04/15/30 ................... 124 122,906
6.50% , 07/01/30 ................... 146 147,238
6.50% , 10/15/30 ................... 100 100,870
371,014
Office REITs — 0.1%
Hudson Pacific Properties LP, 3.25%, 01/15/30 . 122 80,786
Oil, Gas & Consumable Fuels — 8.5%
Baytex Energy Corp., 8.50%, 04/30/30
(a) (b)
.... 239 222,073
Buckeye Partners LP, 6.75%, 02/01/30
(a)
..... 146 148,404
Civitas Resources, Inc., 8.63%, 11/01/30
(a)
... 290 280,133
CNX Midstream Partners LP, 4.75%, 04/15/30
(a)
117 107,808
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Comstock Resources, Inc., 5.88%, 01/15/30
(a)
. USD 280 $ 253,716
Excelerate Energy LP, 8.00%, 05/15/30
(a)
.... 235 238,540
Genesis Energy LP, 8.88%, 04/15/30 ....... 146 149,025
Hess Midstream Operations LP
(a)
4.25% , 02/15/30 ................... 221 207,408
5.50% , 10/15/30 ................... 119 116,237
Hilcorp Energy I LP, 6.00%, 04/15/30
(a)
...... 154 140,729
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30
(a)
146 140,188
Kinetik Holdings LP, 5.88%, 06/15/30
(a)
...... 295 288,358
NuStar Logistics LP, 6.38%, 10/01/30 ....... 176 178,711
Parkland Corp., 4.63%, 05/01/30
(a)
........ 234 219,871
PBF Holding Co. LLC
(a)
9.88% , 03/15/30 ................... 225 198,875
7.88% , 09/15/30
(b)
.................. 157 128,863
Range Resources Corp., 4.75%, 02/15/30
(a) (b)
.. 146 138,048
Rockies Express Pipeline LLC, 4.80%,
05/15/30
(a)
...................... 103 96,494
Sunoco LP, 4.50%, 04/30/30 ............ 238 224,005
TerraForm Power Operating LLC, 4.75%,
01/15/30
(a)
...................... 205 192,907
TransMontaigne Partners LLC, 8.50%, 06/15/30
(a)
146 146,925
Venture Global Calcasieu Pass LLC, 6.25%,
01/15/30
(a)
...................... 290 290,640
Venture Global LNG, Inc., 7.00%, 01/15/30
(a)
.. 435 409,869
Vermilion Energy, Inc., 6.88%, 05/01/30
(a)
.... 124 108,936
Vital Energy, Inc., 9.75%, 10/15/30 ........ 91 76,423
4,703,186
Passenger Airlines — 0.5%
(a)
Avianca Midco 2 plc, 9.63%, 02/14/30 ...... 45 39,418
VistaJet Malta Finance plc, 6.38%, 02/01/30
(b)
. 290 250,167
289,585
Personal Care Products — 0.8%
BellRing Brands, Inc., 7.00%, 03/15/30
(a)
..... 249 258,233
Perrigo Finance Unlimited Co., 4.90%, 06/15/30
(d)
227 215,913
474,146
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc., 14.00%, 10/15/30
(a)
. 90 77,567
Professional Services — 0.3%
VT Topco, Inc., 8.50%, 08/15/30
(a)
......... 149 155,918
Real Estate Management & Development — 1.0%
Anywhere Real Estate Group LLC
(a)(b)
5.25% , 04/15/30 ................... 138 101,648
7.00% , 04/15/30 ................... 193 170,996
Greystar Real Estate Partners LLC, 7.75%,
09/01/30
(a)
...................... 117 123,035
Kennedy-Wilson, Inc., 4.75%, 02/01/30 ..... 179 157,067
552,746
Semiconductors & Semiconductor Equipment — 0.5%
Entegris, Inc., 5.95%, 06/15/30
(a)
......... 265 263,822
Software — 3.3%
(a)
AthenaHealth Group, Inc., 6.50%, 02/15/30 ... 682 652,209
Capstone Borrower, Inc., 8.00%, 06/15/30 .... 146 149,196
Gen Digital, Inc., 7.13%, 09/30/30
(b)
........ 176 181,097
McAfee Corp., 7.38%, 02/15/30 .......... 584 504,650
Open Text Holdings, Inc., 4.13%, 02/15/30 ... 271 250,671
RingCentral, Inc., 8.50%, 08/15/30
(b)
....... 117 123,140
1,860,963
Specialized REITs — 0.7%
Iron Mountain, Inc., 5.25%, 07/15/30
(a)
...... 377 366,301

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
2030 Term High Yield and Income ETF
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Specialty Retail — 2.4%
Advance Auto Parts, Inc., 3.90%, 04/15/30
(b)
.. USD 149 $ 134,036
Asbury Automotive Group, Inc., 4.75%, 03/01/30 130 121,539
Bath & Body Works, Inc., 6.63%, 10/01/30
(a) (b)
.. 259 263,710
Carvana Co., 11.00%, (11.00% Cash or 13.00%
PIK), 06/01/30
(a) (c)
................. 487 515,972
Group 1 Automotive, Inc., 6.38%, 01/15/30
(a)
.. 146 147,786
Staples, Inc., 12.75%, 01/15/30
(a)
......... 247 143,097
1,326,140
Technology Hardware, Storage & Peripherals — 0.6%
(a)(b)
Diebold Nixdorf, Inc., 7.75%, 03/31/30 ...... 276 287,559
Xerox Corp., 10.25%, 10/15/30 .......... 45 45,811
333,370
Textiles, Apparel & Luxury Goods — 0.3%
VF Corp., 2.95%, 04/23/30 ............. 220 180,930
Trading Companies & Distributors — 1.3%
Boise Cascade Co., 4.88%, 07/01/30
(a)
...... 122 115,862
Fortress Transportation & Infrastructure Investors
LLC, 7.88%, 12/01/30
(a)
.............. 151 157,593
United Rentals North America, Inc.
5.25% , 01/15/30
(b)
.................. 218 215,347
4.00% , 07/15/30 ................... 226 210,527
699,329
Total Long-Term Investments — 97 .4%
(Cost: $ 54,443,813 ) ............................... 54,128,577
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 19.4%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(g)
................... 10,246,658 $ 10,250,757
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 522,629 522,629
Total Short-Term Securities — 19 .4%
(Cost: $ 10,773,709 ) ............................... 10,773,386
Total Investments — 116 .8%
(Cost: $ 65,217,522 ) ............................... 64,901,963
Liabilities in Excess of Other Assets — (16.8) % ............ (9,319,739)
Net Assets — 100.0% ...............................
$ 55,582,224
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
All or a portion of this security is on loan.
(c)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/
or in cash. Rates shown are the current rate and possible payment rates.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 6,614,622 $ 3,638,682
(a)
$ — $ (1,335) $ (1,212) $ 10,250,757 10,246,658 $ 14,591
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 202,669 319,960
(a)
— — — 522,629 522,629 5,109 —
$ (1,335) $ (1,212) $ 10,773,386 $ 19,700 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
2030 Term High Yield and Income ETF
20
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 54,128,577 $ — $ 54,128,577
Short-Term Securities
Money Market Funds ...................................... 10,773,386 — — 10,773,386
$ 10,773,386 $ 54,128,577 $ — $ 64,901,963

Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
iBonds
®
2032 Term High Yield and Income ETF
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 3.3%
(a)
Bombardier, Inc., 7.00%, 06/01/32 ........ USD 60 $ 60,648
Efesto Bidco SpA, Series XR, 7.50%, 02/15/32 . 70 69,643
Goat Holdco LLC, 6.75%, 02/01/32 ........ 59 57,861
TransDigm, Inc., 6.63%, 03/01/32 ......... 180 184,385
372,537
Air Freight & Logistics — 0.4%
Stonepeak Nile Parent LLC, 7.25%, 03/15/32
(a)
. 40 40,614
Automobile Components — 2.3%
Dana, Inc., 4.50%, 02/15/32 ............ 30 26,956
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(a)
67 66,835
IHO Verwaltungs GmbH, 8.00%, (8.00% Cash or
8.75% PIK), 11/15/32
(a) (b)
............. 40 38,230
Patrick Industries, Inc., 6.38%, 11/01/32
(a)
.... 40 38,893
Phinia, Inc., 6.63%, 10/15/32
(a)
........... 35 34,344
ZF North America Capital, Inc., 6.88%,
04/23/32
(a)
...................... 55 48,289
253,547
Broadline Retail — 0.3%
Macy's Retail Holdings LLC, 6.13%, 03/15/32
(a)
. 36 32,304
Building Products — 6.7%
(a)
Builders FirstSource, Inc.
4.25% , 02/01/32 ................... 110 99,164
6.38% , 06/15/32 ................... 59 59,399
JELD-WEN, Inc., 7.00%, 09/01/32 ........ 27 23,726
Masterbrand, Inc., 7.00%, 07/15/32 ........ 59 59,134
Miter Brands Acquisition Holdco, Inc., 6.75%,
04/01/32 ....................... 59 58,803
Quikrete Holdings, Inc., 6.38%, 03/01/32 .... 320 322,148
Standard Building Solutions, Inc., 6.50%,
08/15/32 ....................... 84 85,096
Wilsonart LLC, 11.00%, 08/15/32 ......... 40 36,401
743,871
Capital Markets — 1.4%
(a)
Compass Group Diversified Holdings LLC,
5.00%, 01/15/32 .................. 25 22,352
Jane Street Group, 6.13%, 11/01/32 ....... 138 135,688
158,040
Chemicals — 1.3%
Celanese US Holdings LLC, 6.63%, 07/15/32
(c)
. 80 78,645
Methanex US Operations, Inc., 6.25%,
03/15/32
(a)
...................... 45 42,552
Scotts Miracle-Gro Co. (The), 4.38%, 02/01/32 . 33 28,866
150,063
Commercial Services & Supplies — 2.6%
(a)
ADT Security Corp. (The), 4.88%, 07/15/32 ... 57 53,714
Brink's Co. (The), 6.75%, 06/15/32 ........ 30 30,723
Cimpress plc, 7.38%, 09/15/32 ........... 45 41,048
Garda World Security Corp.
8.25% , 08/01/32 ................... 48 47,286
8.38% , 11/15/32 ................... 80 78,916
Wrangler Holdco Corp., 6.63%, 04/01/32 .... 40 41,016
292,703
Construction & Engineering — 1.0%
(a)
Arcosa, Inc., 6.88%, 08/15/32 ........... 52 52,976
Brundage-Bone Concrete Pumping Holdings,
Inc., 7.50%, 02/01/32 ............... 36 35,104
Global Infrastructure Solutions, Inc., 7.50%,
04/15/32 ....................... 25 24,542
112,622
Security
Par (000)
Par (000) Value
Consumer Finance — 1.0%
EZCORP, Inc., 7.38%, 04/01/32
(a)
......... USD 20 $ 20,985
FirstCash, Inc., 6.88%, 03/01/32
(a)
......... 38 38,879
OneMain Finance Corp., 6.75%, 03/15/32 .... 50 49,032
108,896
Consumer Staples Distribution & Retail — 1.1%
(a)
Performance Food Group, Inc., 6.13%, 09/15/32 84 84,311
US Foods, Inc., 7.25%, 01/15/32 ......... 40 41,885
126,196
Containers & Packaging — 1.9%
(a)
Clydesdale Acquisition Holdings, Inc., 6.75%,
04/15/32 ....................... 115 117,647
Graphic Packaging International LLC, 6.38%,
07/15/32 ....................... 40 40,250
Owens-Brockway Glass Container, Inc., 7.38%,
06/01/32 ....................... 25 24,445
Sealed Air Corp., 6.50%, 07/15/32 ........ 30 30,537
212,879
Distributors — 0.4%
Resideo Funding, Inc., 6.50%, 07/15/32
(a)
.... 47 46,581
Diversified Consumer Services — 1.6%
Service Corp. International, 5.75%, 10/15/32 .. 67 66,338
Wand NewCo 3, Inc., 7.63%, 01/30/32
(a)
..... 105 108,313
174,651
Diversified REITs — 0.5%
Iron Mountain Information Management Services,
Inc., 5.00%, 07/15/32
(a)
.............. 60 56,140
Diversified Telecommunication Services — 3.9%
CCO Holdings LLC
4.75% , 02/01/32
(a)
.................. 100 90,616
4.50% , 05/01/32 ................... 240 213,333
Iliad Holding SASU, 7.00%, 04/15/32
(a)
...... 70 70,904
Level 3 Financing, Inc., 10.00%, 10/15/32
(a)
... 30 30,009
Lumen Technologies, Inc., 10.00%, 10/15/32
(a)
. 35 34,922
439,784
Electric Utilities — 2.8%
(a)
Alpha Generation LLC, 6.75%, 10/15/32 ..... 80 81,648
California Buyer Ltd., 6.38%, 02/15/32 ...... 60 58,939
Long Ridge Energy LLC, 8.75%, 02/15/32 .... 50 47,694
NRG Energy, Inc., 3.88%, 02/15/32 ........ 46 41,210
Vistra Operations Co. LLC, 6.88%, 04/15/32 .. 84 87,071
316,562
Electrical Equipment — 0.2%
EnerSys, 6.63%, 01/15/32
(a)
............ 25 25,477
Electronic Equipment, Instruments & Components — 1.1%
(a)
Insight Enterprises, Inc., 6.63%, 05/15/32 .... 38 38,584
Sensata Technologies, Inc., 6.63%, 07/15/32 .. 40 39,642
Zebra Technologies Corp., 6.50%, 06/01/32 ... 40 40,203
118,429
Energy Equipment & Services — 1.1%
(a)
Archrock Partners LP, 6.63%, 09/01/32 ...... 55 54,659
Vallourec SACA, 7.50%, 04/15/32 ......... 70 72,521
127,180
Entertainment — 0.4%
Cinemark USA, Inc., 7.00%, 08/01/32
(a)
..... 40 40,916
Financial Services — 3.6%
(a)
Block, Inc., 6.50%, 05/15/32 ............ 165 168,745
Freedom Mortgage Holdings LLC, 8.38%,
04/01/32 ....................... 54 52,791

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
2032 Term High Yield and Income ETF
22
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Nationstar Mortgage Holdings, Inc., 7.13%,
02/01/32 ....................... USD 80 $ 82,986
Shift4 Payments LLC, 6.75%, 08/15/32 ..... 95 96,354
400,876
Food Products — 1.5%
(a)
Fiesta Purchaser, Inc., 9.63%, 09/15/32 ..... 36 37,632
Lamb Weston Holdings, Inc., 4.38%, 01/31/32 . 60 55,070
Post Holdings, Inc., 6.25%, 02/15/32 ....... 80 80,695
173,397
Ground Transportation — 2.0%
(a)
EquipmentShare.com, Inc., 8.63%, 05/15/32 .. 50 50,905
Genesee & Wyoming, Inc., 6.25%, 04/15/32 .. 57 57,731
Watco Cos. LLC, 7.13%, 08/01/32 ........ 60 59,947
XPO, Inc., 7.13%, 02/01/32 ............. 50 51,166
219,749
Health Care Providers & Services — 5.4%
(a)
Community Health Systems, Inc., 10.88%,
01/15/32 ....................... 185 191,075
Concentra Health Services, Inc., 6.88%, 07/15/32 50 51,257
DaVita, Inc., 6.88%, 09/01/32 ........... 80 80,734
LifePoint Health, Inc.
8.38% , 02/15/32 ................... 60 61,187
10.00% , 06/01/32 .................. 66 64,021
Molina Healthcare, Inc., 3.88%, 05/15/32 .... 60 52,838
Select Medical Corp., 6.25%, 12/01/32 ...... 45 44,686
Surgery Center Holdings, Inc., 7.25%, 04/15/32 63 62,852
608,650
Health Care REITs — 1.1%
MPT Operating Partnership LP, 8.50%,
02/15/32
(a)
...................... 125 127,300
Hotel & Resort REITs — 1.1%
RHP Hotel Properties LP, 6.50%, 04/01/32
(a)
.. 84 83,780
Service Properties Trust, 8.88%, 06/15/32 .... 40 38,667
122,447
Hotels, Restaurants & Leisure — 10.5%
Caesars Entertainment, Inc.
(a)
6.50% , 02/15/32 ................... 125 125,688
6.00% , 10/15/32 ................... 89 83,898
Hilton Domestic Operating Co., Inc.
(a)
3.63% , 02/15/32 ................... 125 110,659
6.13% , 04/01/32 ................... 40 40,597
Hilton Grand Vacations Borrower LLC, 6.63%,
01/15/32
(a)
...................... 75 73,635
Melco Resorts Finance Ltd., 7.63%, 04/17/32
(a)
. 60 57,689
MGM Resorts International, 6.50%, 04/15/32 .. 60 59,133
Motion Finco SARL, 8.38%, 02/15/32
(a)
...... 35 33,159
NCL Corp. Ltd., 6.75%, 02/01/32
(a)
........ 150 146,449
Royal Caribbean Cruises Ltd., 6.25%, 03/15/32
(a)
105 106,630
Six Flags Entertainment Corp., 6.63%, 05/01/32
(a)
71 71,651
Station Casinos LLC, 6.63%, 03/15/32
(a)
..... 47 46,737
Vail Resorts, Inc., 6.50%, 05/15/32
(a)
....... 50 50,640
Yum! Brands, Inc.
4.63% , 01/31/32 ................... 92 86,670
5.38% , 04/01/32 ................... 80 78,695
1,171,930
Household Durables — 0.9%
LGI Homes, Inc., 7.00%, 11/15/32
(a)
........ 32 29,534
Newell Brands, Inc., 6.63%, 05/15/32 ....... 40 35,885
TopBuild Corp., 4.13%, 02/15/32
(a)
........ 40 35,954
101,373
Security
Par (000)
Par (000) Value
Household Products — 0.2%
Kronos Acquisition Holdings, Inc., 10.75%,
06/30/32
(a)
...................... USD 35 $ 21,065
Independent Power and Renewable Electricity Producers — 1.4%
(a)
Clearway Energy Operating LLC, 3.75%,
01/15/32 ....................... 30 26,019
Lightning Power LLC, 7.25%, 08/15/32 ...... 125 129,606
155,625
Insurance — 5.2%
(a)
Alliant Holdings Intermediate LLC, 7.38%,
10/01/32 ....................... 59 59,520
Ardonagh Group Finance Ltd., 8.88%, 02/15/32 120 122,362
AssuredPartners, Inc., 7.50%, 02/15/32 ..... 40 42,553
Howden UK Refinance plc, 8.13%, 02/15/32 .. 40 40,555
HUB International Ltd., 7.38%, 01/31/32 ..... 159 163,818
Ryan Specialty LLC, 5.88%, 08/01/32 ...... 100 98,948
USI, Inc., 7.50%, 01/15/32 ............. 48 49,690
577,446
Machinery — 0.5%
Terex Corp., 6.25%, 10/15/32
(a)
.......... 59 56,480
Media — 1.4%
(a)
Midcontinent Communications, 8.00%, 08/15/32 50 51,040
VZ Secured Financing BV, 5.00%, 01/15/32 ... 125 109,023
160,063
Metals & Mining — 2.7%
Alumina Pty. Ltd., 6.38%, 09/15/32
(a)
....... 40 38,954
Cleveland-Cliffs, Inc., 7.00%, 03/15/32
(a)
..... 120 113,002
Commercial Metals Co., 4.38%, 03/15/32 .... 25 22,704
Constellium SE, 6.38%, 08/15/32
(a)
........ 30 29,522
FMG Resources August 2006 Pty. Ltd., 6.13%,
04/15/32
(a)
...................... 63 62,108
New Gold, Inc., 6.88%, 04/01/32
(a)
........ 30 30,660
296,950
Oil, Gas & Consumable Fuels — 11.7%
Antero Midstream Partners LP, 6.63%, 02/01/32
(a)
50 50,498
Ascent Resources Utica Holdings LLC, 6.63%,
10/15/32
(a)
...................... 51 50,354
Baytex Energy Corp., 7.38%, 03/15/32
(a)
..... 45 38,802
Blue Racer Midstream LLC, 7.25%, 07/15/32
(a)
. 38 38,965
CNX Resources Corp., 7.25%, 03/01/32
(a)
.... 50 49,991
Crescent Energy Finance LLC, 7.63%,
04/01/32
(a)
...................... 92 83,604
Genesis Energy LP, 7.88%, 05/15/32 ....... 59 57,509
Global Partners LP, 8.25%, 01/15/32
(a)
...... 35 35,636
Harvest Midstream I LP, 7.50%, 05/15/32
(a)
... 40 40,773
Hilcorp Energy I LP, 6.25%, 04/15/32
(a)
...... 41 35,715
Howard Midstream Energy Partners LLC, 7.38%,
07/15/32
(a)
...................... 47 48,114
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(a)
...................... 38 36,864
Matador Resources Co., 6.50%, 04/15/32
(a)
... 75 72,212
Murphy Oil Corp., 6.00%, 10/01/32 ........ 50 45,542
NGL Energy Operating LLC, 8.38%, 02/15/32
(a)
105 95,654
Northriver Midstream Finance LP, 6.75%,
07/15/32
(a)
...................... 50 49,673
Parkland Corp., 6.63%, 08/15/32
(a)
........ 40 39,800
Permian Resources Operating LLC, 7.00%,
01/15/32
(a)
...................... 80 80,622
SM Energy Co., 7.00%, 08/01/32
(a)
........ 63 58,091
Sunoco LP, 7.25%, 05/01/32
(a)
........... 63 65,268
Venture Global LNG, Inc., 9.88%, 02/01/32
(a)
.. 165 167,802
Vital Energy, Inc., 7.88%, 04/15/32
(a)
....... 80 61,785
1,303,274

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
2032 Term High Yield and Income ETF
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Par (000)
Par (000) Value
Personal Care Products — 1.2%
Opal Bidco SAS, 6.50%, 03/31/32
(a)
........ USD 75 $ 75,086
Perrigo Finance Unlimited Co., 6.13%, 09/30/32 55 54,618
129,704
Pharmaceuticals — 2.9%
1261229 BC Ltd., 10.00%, 04/15/32
(a)
...... 330 323,361
Professional Services — 0.7%
Amentum Holdings, Inc., 7.25%, 08/01/32
(a)
... 80 81,390
Software — 2.0%
(a)
Cloud Software Group, Inc., 8.25%, 06/30/32 .. 150 156,559
SS&C Technologies, Inc., 6.50%, 06/01/32 ... 63 63,959
220,518
Specialized REITs — 0.4%
Iron Mountain, Inc., 5.63%, 07/15/32
(a)
...... 50 48,584
Specialty Retail — 1.9%
Advance Auto Parts, Inc., 3.50%, 03/15/32 ... 25 20,882
Asbury Automotive Group, Inc., 5.00%,
02/15/32
(a)
...................... 50 45,555
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(a)
. 56 58,135
Global Auto Holdings Ltd., 8.75%, 01/15/32
(a)
.. 40 32,047
Sally Holdings LLC, 6.75%, 03/01/32 ....... 51 51,433
208,052
Technology Hardware, Storage & Peripherals — 0.6%
Seagate HDD Cayman, 9.63%, 12/01/32 .... 60 67,777
Tobacco — 0.2%
Turning Point Brands, Inc., 7.63%, 03/15/32
(a)
.. 25 25,977
Trading Companies & Distributors — 3.1%
Fortress Transportation & Infrastructure Investors
LLC, 7.00%, 06/15/32
(a)
.............. 67 67,861
QXO Building Products, Inc., 6.75%, 04/30/32
(a)
145 145,385
United Rentals North America, Inc., 3.75%,
01/15/32 ....................... 63 56,003
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
WESCO Distribution, Inc., 6.63%, 03/15/32
(a)
.. USD 71 $ 72,507
341,756
Wireless Telecommunication Services — 0.5%
Vmed O2 UK Financing I plc, 7.75%, 04/15/32
(a)
60 60,513
Total Long-Term Investments — 98 .0%
(Cost: $ 11,091,513 ) ............................... 10,954,249
Shares
Shares
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30%
(d) (e)
.................. 69,481 69,481
Total Short-Term Securities — 0 .6%
(Cost: $ 69,481 ) ................................. 69,481
Total Investments — 98 .6%
(Cost: $ 11,160,994 ) ............................... 11,023,730
Other Assets Less Liabilities — 1.4% .................... 160,749
Net Assets — 100.0% ...............................
$ 11,184,479
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/
or in cash. Rates shown are the current rate and possible payment rates.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
03/25/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ — $ 69,481
(a)
$ — $ — $ — $ 69,481 69,481 $ 534
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
2032 Term High Yield and Income ETF
24
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 10,954,249 $ — $ 10,954,249
Short-Term Securities
Money Market Funds ...................................... 69,481 — — 69,481
$ 69,481 $ 10,954,249 $ — $ 11,023,730

Statements of Assets and Liabilities
(unaudited)

April 30, 2025
25
Statements of Assets and Liabilities
See notes to financial statements.
iShares iBonds
2028 Term
High Yield and
Income ETF
iShares iBonds
2029 Term
High Yield and
Income ETF
iShares iBonds
2030 Term
High Yield and
Income ETF
iShares iBonds
2032 Term
High Yield and
Income ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 216,298,982 $ 152,373,613 $ 54,128,577 $ 10,954,249
Investments, at value — affiliated
(c)
............................................ 23,267,855 31,244,799 10,773,386 69,481
Cash ............................................................... 4,511 987 — —
Foreign currency, at value
(d)
................................................. 54 2 — —
Receivables: – – – –
Investment s sold ...................................................... 1,592,924 3,367,961 791,055 217,734
Securities lending income — affiliated ........................................ 5,896 6,760 3,302 —
Dividends — affiliated ................................................... 3,406 2,115 1,366 492
Interest — unaffiliated ................................................... 3,593,028 2,701,032 962,926 180,811
Total a ssets ...........................................................
244,766,656 189,697,269 66,660,612 11,422,767
LIABILITIES
Collateral on securities loaned ............................................... 22,024,765 30,286,120 10,252,564 —
Payables: – – – –
Investments purchased .................................................. 2,363,500 3,042,901 810,053 235,133
Investment advisory fees ................................................. 62,714 44,575 15,771 3,155
Total li abilities ..........................................................
24,450,979 33,373,596 11,078,388 238,288
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 220,315,677 $ 156,323,673 $ 55,582,224 $ 11,184,479
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 221,078,320 $ 159,097,095 $ 55,711,761 $ 11,262,505
Accumulated loss ....................................................... (762,643) (2,773,422) (129,537) (78,026)
NET ASSETS ..........................................................
$ 220,315,677 $ 156,323,673 $ 55,582,224 $ 11,184,479
NET ASSET VALUE
Shares outstanding ......................................................
9,500,000 6,800,000 2,150,000 450,000
Net asset value .........................................................
$ 23.19 $ 22.99 $ 25.85 $ 24.85
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 217,575,516 $ 154,993,436 $ 54,443,813 $ 11,091,513
(b)
  Securities loaned, at value ............................................ $ 21,093,453 $ 29,031,660 $ 9,838,642 $ —
(c)
  Investments, at cost — affiliated ......................................... $ 23,267,036 $ 31,245,117 $ 10,773,709 $ 69,481
(d)
  Foreign currency, at cost ............................................. $ 50 $ 2 $ — $ —

Statements of Operations
(unaudited)
Six Months Ended April 30, 2025
2025
iShares Semi-Annual Financial Statements and Additional Information
26
iShares iBonds
2028 Term High
Yield and Income
ETF
iShares iBonds
2029 Term High
Yield and Income
ETF
iShares iBonds
2030 Term High
Yield and Income
ETF
iShares iBonds
2032 Term High
Yield and Income
ETF
(a)
INVESTMENT INCOME – – – –
Dividends — affiliated ............................................. $ 39,438 $ 13,274 $ 5,109 $ 534
Interest — unaffiliated ............................................. 6,532,705 4,641,498 1,728,968 73,715
Securities lending income — affiliated — net ............................. 41,829 43,506 14,591 —
Total investment income .............................................
6,613,972 4,698,278 1,748,668 74,249
EXPENSES
Investment advisory .............................................. 317,416 213,005 82,169 3,737
Interest expense ................................................ 444 59 — —
Total e xpenses ...................................................
317,860 213,064 82,169 3,737
Less: – – – –
Investment advisory fees waived ..................................... (810) (272) (104) (10)
Total ex penses after fees waived .......................................
317,050 212,792 82,065 3,727
Net investment income ..............................................
6,296,922 4,485,486 1,666,603 70,522
REALIZED AND UNREALIZED GAIN (LOSS) $ (3,145,906) $ (4,152,958) $ (1,133,929) $ (148,548)
Net realized gain (loss) from:
Investments — unaffiliated ....................................... $ (91,703) $ (460,861) $ (97,224) $ (11,284)
Investments — affiliated ......................................... (2,529) (2,026) (1,335) —
In-kind redemptions — unaffiliated
(b)
................................. 54,379 8,295 — —
(39,853) (454,592) (98,559) (11,284)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ....................................... (3,103,030) (3,694,948) (1,034,156) (137,264)
Investments — affiliated ......................................... (3,026) (3,418) (1,212) —
Foreign currency translations ...................................... 4 — — —
(3,106,052) (3,698,366) (1,035,368) (137,264)
Net realized and unrealized loss ........................................
(3,145,905) (4,152,958) (1,133,927) (148,548)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....
$ 3,151,017 $ 332,528 $ 532,676 $ (78,026)
(a)
For the period from March 25, 2025 (commencement of operations) to April 30, 2025.
(b)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets
27
Statements of Changes in Net Assets
See notes to financial statements.
iShares iBonds 2028 Term High Yield and
Income ETF
iShares iBonds 2029 Term High Yield and
Income ETF
Six Months Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Six Months Ended
04/30/25
(unaudited)
Year Ended
10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 6,296,922 $ 5,592,065 $ 4,485,486 $ 3,008,377
Net realized gain (loss) ............................................ (39,853) 32,092 (454,592) (62,610)
Net change in unrealized appreciation (depreciation) ........................ (3,106,052) 2,727,329 (3,698,366) 1,921,805
Net increase in net assets resulting from operations ...........................
3,151,017 8,351,486 332,528 4,867,572
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(5,893,835)
(b)
(4,897,020) (4,000,838)
(b)
(2,573,504)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
81,974,024 120,202,056 76,219,835 70,791,265
NET ASSETS
Total increase in net assets ........................................... 79,231,206 123,656,522 72,551,525 73,085,333
Beginning of period ................................................
141,084,471 17,427,949 83,772,148 10,686,815
End of period ....................................................
$ 220,315,677 $ 141,084,471 $ 156,323,673 $ 83,772,148
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
28
See notes to financial statements.
iShares iBonds 2030 Term High Yield and
Income ETF
iShares iBonds 2032
Term High Yield and
Income ETF
Six Months Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Period from
03/25/25
(a)
to 04/30/25
(unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................. $ 1,666,603 $ 1,497,013 $ 70,522
Net realized loss ................................................................. (98,559) (27,259) (11,284)
Net change in unrealized appreciation (depreciation) ......................................... (1,035,368) 1,137,406 (137,264)
Net increase (decrease) in net assets resulting from operations ....................................
532,676 2,607,160 (78,026)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ..................................
(1,562,009)
(c)
(1,339,054) —
CAPITAL SHARE TRANSACTIONS
$ – $ – $ –
Net increase in net assets derived from capital share transactions ..................................
18,408,653 27,283,672 11,262,505
NET ASSETS
Total increase in net assets ............................................................ 17,379,320 28,551,778 11,184,479
Beginning of period .................................................................
38,202,904 9,651,126 —
End of period .....................................................................
$ 55,582,224 $ 38,202,904 $ 11,184,479
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)
29
Financial Highlights
iShares iBonds 2028 Term High Yield and Income ETF
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Period from
03/08/22
(a)
to 10/31/22
Net asset value, beginning of period ............................................
$ 23.51  $ 21.78  $ 22.19  $ 25.00
Net investment income
(b)
....................................................
0 .80  1 .70  1 .59  0 .94
Net realized and unrealized gain (loss)
(c)
..........................................
(0.33) 1.61  (0.43) (2.95)
Net increase (decrease) from investment operations ................................... 0.47  3.31  1.16  (2.01)
Distributions from net investment income
(d)
....................................... (0.79)
(e)
(1.58) (1.57) (0.80)
Net asset value, end of period ................................................. $ 23.19  $ 23.51  $ 21.78  $ 22.19
Total Return
(f)
Based on net asset value ..................................................... 2.01%
(g)
15.60% 5.32% (8.10)%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ............................................................
0.35%
(i)
0.35% 0.35% 0.35%
(i)
Total expenses after fees waived ................................................
0.35%
(i)
0.35% 0.35% 0.35%
(i)
Net investment income .......................................................
6.94%
(i)
7.34% 7.14% 6.26%
(i)
Supplemental Data
Net assets, end of period (000) ................................................. $ 220,316  $ 141,084  $ 17,428  $ 11,093
Portfolio turnover rate
(j)
....................................................... 7% 13% 29% 8%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Semi-Annual Financial Statements and Additional Information
30
iShares iBonds 2029 Term High Yield and Income ETF
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Period from
03/08/22
(a)
to 10/31/22
Net asset value, beginning of period ............................................
$ 23.60  $ 21.37  $ 21.73  $ 25.00
Net investment income
(b)
....................................................
0 .85  1 .68  1 .48  0 .91
Net realized and unrealized gain (loss)
(c)
..........................................
(0.65) 2.06  (0.32) (3.41)
Net increase (decrease) from investment operations ................................... 0.20  3.74  1.16  (2.50)
Distributions from net investment income
(d)
....................................... (0.81)
(e)
(1.51) (1.52) (0.77)
Net asset value, end of period ................................................. $ 22.99  $ 23.60  $ 21.37  $ 21.73
Total Return
(f)
Based on net asset value ..................................................... 0.84%
(g)
17.88% 5.33% (10.06)%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ............................................................
0.35%
(i)
0.35% 0.35% 0.35%
(i)
Total expenses after fees waived ................................................
0.35%
(i)
0.35% 0.35% 0.35%
(i)
Net investment income .......................................................
7.37%
(i)
7.25% 6.72% 6.11%
(i)
Supplemental Data
Net assets, end of period (000) ................................................. $ 156,324  $ 83,772  $ 10,687  $ 10,866
Portfolio turnover rate
(j)
....................................................... 6% 20% 16% 14%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
31
Financial Highlights
iShares iBonds 2030 Term High Yield and Income ETF
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Period from
06/21/23
(a)
to 10/31/23
Net asset value, beginning of period ..........................................................
$ 26.35  $ 24.13  $ 25.00
Net investment income
(b)
..................................................................
0 .92  1 .88  0 .65
Net realized and unrealized gain (loss)
(c)
........................................................
(0.54) 2.15  (1.03)
Net increase (decrease) from investment operations ................................................. 0.38  4.03  (0.38)
Distributions from net investment income
(d)
..................................................... (0.88)
(e)
(1.81) (0.49)
Net asset value, end of period ............................................................... $ 25.85  $ 26.35  $ 24.13
Total Return
(f)
Based on net asset value ................................................................... 1.49%
(g)
17.12% (1.56)%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ..........................................................................
0.35%
(i)
0.35% 0.35%
(i)
Total expenses after fees waived ..............................................................
0.35%
(i)
0.35% 0.35%
(i)
Net investment income .....................................................................
7.10%
(i)
7.22% 7.15%
(i)
Supplemental Data
Net assets, end of period (000) ............................................................... $ 55,582  $ 38,203  $ 9,651
Portfolio turnover rate
(j)
..................................................................... 10% 20% 12%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
2025
iShares Semi-Annual Financial Statements and Additional Information
32
iShares iBonds
2032 Term High
Yield and Income
ETF
Period from
03/25/25
(a)
to 04/30/25
(unaudited)
Net asset value, beginning of period .......................................................................................
$ 25.00
Net investment income
(b)
...............................................................................................
0 .16
Net realized and unrealized loss
(c)
.........................................................................................
(0.31)
Net decrease from investment operations ..................................................................................... (0.15)
Net asset value, end of period ............................................................................................ $ 24.85
Total Return
(d)
Based on net asset value ................................................................................................ (0.58)%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .......................................................................................................
0.35%
(g)
Total expenses after fees waived ...........................................................................................
0.35%
(g)
Net investment income ..................................................................................................
6.60%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 11,184
Portfolio turnover rate
(h)
.................................................................................................. 6%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
33
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures ("ASU 2023-07") during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of operations.
The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker ("CODM") and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
iShares ETF
Diversification
Classification
iBonds 2028 Term High Yield and Income .................................................................................... Diversified
(a)
iBonds 2029 Term High Yield and Income .................................................................................... Diversified
(a)
iBonds 2030 Term High Yield and Income .................................................................................... Non-diversified
iBonds 2032 Term High Yield and Income
(b)
................................................................................... Non-diversified
(a)
The Fund's classification changed from non-diversified to diversified during the reporting period.
(b)
The Fund commenced operations on March 25, 2025.

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
34
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities

Notes to Financial Statements
(unaudited) (continued)
35
Notes to Financial Statements
but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
iBonds 2028 Term High Yield and Income
Barclays Bank plc ...................................... $ 2,485,817 $ (2,485,817) $ – $ –
Barclays Capital, Inc. ................................... 244,717 (244,717) – –
BMO Capital Markets Corp. ............................... 193,211 (193,211) – –
Citigroup Global Markets, Inc. .............................. 138,095 (138,095) – –
J.P. Morgan Securities LLC ............................... 4,826,522 (4,826,522) – –
Jefferies LLC ......................................... 1,158,303 (1,158,303) – –
Morgan Stanley ....................................... 2,472,895 (2,472,895) – –
RBC Capital Markets LLC ................................ 6,484,465 (6,484,465) – –
Scotia Capital (USA) Inc ................................. 1,346,965 (1,346,965) – –
Scotia Capital Inc ...................................... 20,782 (20,782) – –
Toronto-Dominion Bank .................................. 766,233 (766,233) – –
UBS Securities LLC .................................... 223,681 (223,681) – –
Wells Fargo Securities LLC ............................... 731,767 (731,767) – –
$ 21,093,453 $ (21,093,453) $ – $ –
iBonds 2029 Term High Yield and Income
Barclays Bank plc ...................................... $ 8,424,077 $ (8,424,077) $ – $ –
Barclays Capital, Inc. ................................... 462,434 (462,434) – –
J.P. Morgan Securities LLC ............................... 5,630,561 (5,630,561) – –
Jefferies LLC ......................................... 534,552 (534,552) – –
Morgan Stanley ....................................... 3,805,668 (3,805,668) – –
RBC Capital Markets LLC ................................ 6,551,659 (6,551,659) – –
Scotia Capital (USA) Inc ................................. 1,125,512 (1,125,512) – –
Scotia Capital Inc ...................................... 2,113,074 (2,113,074) – –
Toronto-Dominion Bank .................................. 64,775 (64,775) – –
UBS Securities LLC .................................... 4,403 (4,403) – –
Wells Fargo Securities LLC ............................... 314,945 (314,945) – –
$ 29,031,660 $ (29,031,660) $ – $ –
iBonds 2030 Term High Yield and Income
Barclays Bank plc ...................................... $ 2,877,575 $ (2,877,575) $ – $ –
Barclays Capital, Inc. ................................... 400,644 (400,644) – –
BMO Capital Markets Corp. ............................... 201,881 (201,881) – –
BofA Securities, Inc. .................................... 29,640 (29,640) – –
J.P. Morgan Securities LLC ............................... 1,661,980 (1,661,980) – –
Jefferies LLC ......................................... 325,766 (325,766) – –
Morgan Stanley ....................................... 335,431 (335,431) – –
Pershing LLC ......................................... 122,434 (122,434) – –
RBC Capital Markets LLC ................................ 3,172,012 (3,172,012) – –
Scotia Capital (USA) Inc ................................. 250,905 (250,905) – –
UBS Securities LLC .................................... 212,711 (212,711) – –
Wells Fargo Bank N.A. .................................. 73,099 (73,099) – –
Wells Fargo Securities LLC ............................... 174,564 (174,564) – –
$ 9,838,642 $ (9,838,642) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
36
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.35%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
iShares ETF Amounts Waived
iBonds 2028 Term High Yield and Income .................................................................................... $ 810
iBonds 2029 Term High Yield and Income .................................................................................... 272
iBonds 2030 Term High Yield and Income .................................................................................... 104
iBonds 2032 Term High Yield and Income .................................................................................... 10

Notes to Financial Statements
(unaudited) (continued)
37
Notes to Financial Statements
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
April 30, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. Purchases and Sales
For the period ended April 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the period ended April 30, 2025, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of October 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social
iShares ETF Amounts
iBonds 2028 Term High Yield and Income ........................................................................................ $ 12,734
iBonds 2029 Term High Yield and Income ........................................................................................ 13,389
iBonds 2030 Term High Yield and Income ........................................................................................ 4,680
iShares ETF Purchases Sales
iBonds 2028 Term High Yield and Income ..................................................................... $ 13,359,073 $ 12,916,039
iBonds 2029 Term High Yield and Income ..................................................................... 7,708,935 7,730,445
iBonds 2030 Term High Yield and Income ..................................................................... 4,608,920 4,786,547
iBonds 2032 Term High Yield and Income ..................................................................... 8,114,316 663,706
iShares ETF
In-kind
Purchases
In-kind
Sales
iBonds 2028 Term High Yield and Income ..................................................................... $ 83,896,750 $ 3,319,644
iBonds 2029 Term High Yield and Income ..................................................................... 76,702,686 3,270,957
iBonds 2030 Term High Yield and Income ..................................................................... 17,759,028 —
iBonds 2032 Term High Yield and Income ..................................................................... 3,651,633 —
iShares ETF
Non-Expiring Capital
Loss Carryforwards
iBonds 2028 Term High Yield and Income .................................................................................... $ (643,921)
iBonds 2029 Term High Yield and Income .................................................................................... (669,787)
iBonds 2030 Term High Yield and Income .................................................................................... (38,246)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
iBonds 2028 Term High Yield and Income ................................. $ 240,852,427 $ 1,565,469 $ (2,851,059) $ (1,285,590)
iBonds 2029 Term High Yield and Income ................................. 186,240,211 1,001,726 (3,623,525) (2,621,799)
iBonds 2030 Term High Yield and Income ................................. 65,218,622 709,166 (1,025,825) (316,659)
iBonds 2032 Term High Yield and Income ................................. 11,160,994 22,043 (159,307) (137,264)

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
38
instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(unaudited) (continued)
39
Notes to Financial Statements
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
04/30/25
Year Ended
10/31/24
iShares ETF Shares Amount Shares Amount
iBonds 2028 Term High Yield and Income
Shares sold 3,650,000 $ 85,366,540 5,200,000 $ 120,202,056
Shares redeemed
(150,000) (3,392,516) — —
3,500,000 $ 81,974,024 5,200,000 $ 120,202,056
iBonds 2029 Term High Yield and Income
Shares sold 3,400,000 $ 79,580,492 3,050,000 $ 70,791,265
Shares redeemed
(150,000) (3,360,657) — —
3,250,000 $ 76,219,835 3,050,000 $ 70,791,265
iBonds 2030 Term High Yield and Income
Shares sold 700,000 $ 18,408,653 1,050,000 $ 27,283,672
Period Ended
04/30/25
iShares ETF Shares Amount
iBonds 2032 Term High Yield and Income
(a)
Shares sold .......................................................................... 450,000 $ 11,262,505
(a)
The Fund commenced operations on March 25, 2025.

Additional Information
2025
ishares Semi-Annual Financial Statements and Additional Information
40
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
41
Board Review and Approval of Investment Advisory Contract
iShares iBonds 2032 Term High Yield and Income ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider the approval of the proposed
Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed
Advisory Agreement. At a meeting held on March 19-20, 2025 the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates;
and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information, or any single factor as determinative, and each Board
Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Agreement are discussed below.
Expenses of the Fund : The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Agreement.
Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Agreement. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA,
BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds.
The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds, and other matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as
BlackRock’s continued investments in its ETF business.
Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement supported the Board’s approval of the Advisory Agreement.
Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates
:
The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Agreement or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.
Economies of Scale: The Board considered information that it had previously received regarding potential economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the
iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory
Agreement for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Agreement.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive character and scope of services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors

Board Review and Approval of Investment Advisory Contract
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
42
beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.
Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the other benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of
BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to
BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that will be provided by BlackRock Investments, LLC (“BRIL”), an affiliate of
BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Agreement.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory
Agreement.

Glossary of Terms Used in these Financial Statements
43
Glossary of Terms Used in these Financial Statements
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
PIK Payment-In-Kind
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Black-
Rock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

April 30, 2025
2025 Semi-Annual
Financial Statements and
Additional Information (Unaudited)
iShares Trust
iShares iBonds Dec 2032 Term Corporate ETF | IBDX | NYSE Arca
iShares iBonds Dec 2033 Term Corporate ETF | IBDY | NYSE Arca
iShares iBonds Dec 2035 Term Corporate ETF | IBCA | NYSE Arca

Page
2

Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 1.4%
GE Capital Funding LLC, 4.55%, 05/15/32 ... USD 1,705 $ 1,677,715
General Electric Co., 6.75%, 03/15/32 ...... 5,045 5,647,756
Leidos, Inc., 5.40%, 03/15/32 ........... 1,050 1,057,117
Lockheed Martin Corp., 3.90%, 06/15/32 .... 2,913 2,777,580
RTX Corp., 2.38%, 03/15/32 ............ 3,838 3,292,563
14,452,731
Automobile Components — 0.4%
Aptiv Swiss Holdings Ltd., 3.25%, 03/01/32
(a)
.. 3,104 2,696,189
Lear Corp., 2.60%, 01/15/32 ............ 1,446 1,221,791
3,917,980
Automobiles — 2.1%
Ford Motor Co.
3.25% , 02/12/32 ................... 9,595 7,842,931
6.10% , 08/19/32 ................... 6,780 6,503,981
General Motors Co., 5.60%, 10/15/32
(a)
..... 5,040 4,997,271
Honda Motor Co. Ltd., 2.97%, 03/10/32 ..... 2,982 2,645,398
21,989,581
Banks — 3.6%
Bank of Nova Scotia (The), 2.45%, 02/02/32 .. 3,099 2,659,366
Canadian Imperial Bank of Commerce, 3.60%,
04/07/32 ....................... 3,969 3,646,436
Citigroup, Inc., 6.63%, 06/15/32
(a)
......... 3,708 3,999,200
Citizens Financial Group, Inc., 2.64%, 09/30/32
(a)
2,110 1,711,879
KeyBank NA, 4.90%, 08/08/32 ........... 2,885 2,689,123
Royal Bank of Canada, 3.88%, 05/04/32 ..... 4,153 3,914,727
Sumitomo Mitsui Financial Group, Inc., 5.45%,
01/15/32
(a)
...................... 1,925 1,980,420
Toronto-Dominion Bank (The)
2.45% , 01/12/32 ................... 2,299 1,978,778
5.30% , 01/30/32 ................... 1,455 1,481,952
3.20% , 03/10/32 ................... 6,017 5,396,513
4.46% , 06/08/32 ................... 7,893 7,671,654
37,130,048
Beverages — 2.0%
Coca-Cola Co. (The), 2.25%, 01/05/32 ...... 6,813 5,988,985
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 2,270 1,851,329
Constellation Brands, Inc., 4.75%, 05/09/32
(a)
.. 2,596 2,538,602
Diageo Capital plc, 2.13%, 04/29/32 ....... 2,950 2,475,086
Keurig Dr Pepper, Inc., 4.05%, 04/15/32
(a)
.... 3,286 3,131,576
PepsiCo, Inc., 3.90%, 07/18/32
(a)
......... 4,802 4,613,287
20,598,865
Biotechnology — 0.7%
Amgen, Inc.
2.00% , 01/15/32
(a)
.................. 4,021 3,373,167
3.35% , 02/22/32 ................... 3,935 3,595,116
6,968,283
Broadline Retail — 1.8%
Amazon.com, Inc.
3.60% , 04/13/32 ................... 9,445 8,960,261
4.70% , 12/01/32
(a)
.................. 8,287 8,400,781
eBay, Inc., 6.30%, 11/22/32 ............. 1,721 1,853,126
19,214,168
Building Products — 0.5%
Carlisle Cos., Inc., 2.20%, 03/01/32 ........ 2,078 1,721,377
Fortune Brands Innovations, Inc., 4.00%,
03/25/32 ....................... 1,882 1,741,617
Johnson Controls International plc, 4.90%,
12/01/32 ....................... 2,190 2,162,370
5,625,364
Security
Par (000)
Par (000) Value
Capital Markets — 5.6%
Ameriprise Financial, Inc., 4.50%, 05/13/32 ... USD 1,982 $ 1,941,198
Apollo Debt Solutions BDC, 6.55%, 03/15/32
(b)
. 1,750 1,760,226
Ares Capital Corp., 5.80%, 03/08/32 ....... 3,610 3,526,756
Ares Strategic Income Fund, 6.20%, 03/21/32
(a) (b)
2,689 2,654,951
Bank of New York Mellon Corp. (The), 2.50%,
01/26/32
(a)
...................... 1,673 1,461,758
Blackstone Private Credit Fund, 6.00%, 01/29/32 3,530 3,499,546
Blue Owl Finance LLC, 4.38%, 02/15/32
(a)
.... 1,443 1,329,570
Brookfield Finance I UK plc, 2.34%, 01/30/32
(a)
. 2,600 2,164,720
Cboe Global Markets, Inc., 3.00%, 03/16/32 .. 1,570 1,408,343
Charles Schwab Corp. (The), 2.90%, 03/03/32
(a)
4,218 3,714,012
CME Group, Inc., 2.65%, 03/15/32 ........ 3,461 3,078,081
Credit Suisse USA LLC, 7.13%, 07/15/32
(a)
... 3,036 3,425,556
FactSet Research Systems, Inc., 3.45%,
03/01/32
(a)
...................... 2,074 1,854,018
HPS Corporate Lending Fund, 5.95%, 04/14/32 1,650 1,607,663
Intercontinental Exchange, Inc., 1.85%, 09/15/32 6,171 5,054,339
Jefferies Financial Group, Inc., 2.75%, 10/15/32 2,133 1,746,809
Moody's Corp., 4.25%, 08/08/32
(a)
......... 1,820 1,756,483
Morgan Stanley, 7.25%, 04/01/32
(a)
........ 3,905 4,450,299
Nomura Holdings, Inc., 3.00%, 01/22/32 ..... 3,010 2,612,300
Northern Trust Corp., 6.13%, 11/02/32 ...... 3,702 3,982,199
S&P Global, Inc., 2.90%, 03/01/32 ........ 5,891 5,272,716
58,301,543
Chemicals — 1.1%
Albemarle Corp., 5.05%, 06/01/32
(a)
........ 2,360 2,173,410
Cabot Corp., 5.00%, 06/30/32 ........... 1,599 1,580,752
Ecolab, Inc., 2.13%, 02/01/32
(a)
.......... 2,445 2,081,603
Nutrien Ltd., 5.25%, 03/12/32 ........... 2,295 2,310,718
RPM International, Inc., 2.95%, 01/15/32 .... 1,269 1,098,707
Sherwin-Williams Co. (The), 2.20%, 03/15/32
(a)
. 2,219 1,871,827
11,117,017
Commercial Services & Supplies — 1.7%
Cintas Corp. No. 2, 4.00%, 05/01/32 ....... 3,011 2,878,284
RELX Capital, Inc., 4.75%, 05/20/32 ....... 2,088 2,076,226
Republic Services, Inc., 1.75%, 02/15/32 .... 2,913 2,418,041
Waste Connections, Inc.
2.20% , 01/15/32 ................... 2,504 2,134,147
3.20% , 06/01/32 ................... 1,930 1,737,834
Waste Management, Inc.
4.80% , 03/15/32 ................... 2,780 2,798,534
4.15% , 04/15/32
(a)
.................. 3,623 3,510,315
17,553,381
Communications Equipment — 0.6%
Cisco Systems, Inc., 4.95%, 02/24/32 ...... 3,860 3,934,705
Motorola Solutions, Inc., 5.60%, 06/01/32
(a)
... 2,545 2,628,566
6,563,271
Construction & Engineering — 0.2%
Quanta Services, Inc., 2.35%, 01/15/32 ..... 2,163 1,823,364
Consumer Finance — 2.9%
AerCap Ireland Capital DAC, 3.30%, 01/30/32 . 14,975 13,230,091
Discover Financial Services, 6.70%, 11/29/32 .. 2,825 3,026,441
Ford Motor Credit Co. LLC, 6.53%, 03/19/32 .. 2,185 2,163,138
General Motors Financial Co., Inc.
3.10% , 01/12/32 ................... 4,755 4,077,142
5.63% , 04/04/32 ................... 1,835 1,824,767
John Deere Capital Corp.
3.90% , 06/07/32
(a)
.................. 2,036 1,938,294
4.35% , 09/15/32 ................... 2,355 2,303,943
Toyota Motor Credit Corp., 2.40%, 01/13/32 ... 1,584 1,370,262
29,934,078

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail — 1.4%
Costco Wholesale Corp., 1.75%, 04/20/32
(a)
... USD 3,782 $ 3,200,587
Dollar General Corp., 5.00%, 11/01/32
(a)
..... 2,319 2,275,607
Target Corp.
4.50% , 09/15/32
(a)
.................. 3,950 3,893,180
6.35% , 11/01/32 ................... 1,147 1,258,667
Walmart, Inc., 4.15%, 09/09/32
(a)
......... 4,370 4,309,400
14,937,441
Containers & Packaging — 0.6%
AptarGroup, Inc., 3.60%, 03/15/32 ........ 1,571 1,431,895
Avery Dennison Corp., 2.25%, 02/15/32
(a)
.... 1,825 1,516,437
Sonoco Products Co., 2.85%, 02/01/32
(a)
.... 1,893 1,639,213
WRKCo, Inc., 4.20%, 06/01/32 ........... 1,990 1,868,472
6,456,017
Distributors — 0.2%
Genuine Parts Co., 2.75%, 02/01/32 ....... 1,989 1,702,584
Diversified Consumer Services — 0.1%
Johns Hopkins University, Series A, 4.71%,
07/01/32
(a)
...................... 1,110 1,109,562
Diversified REITs — 1.4%
GLP Capital LP, 3.25%, 01/15/32 ......... 2,961 2,552,316
Safehold GL Holdings LLC, 2.85%, 01/15/32
(a)
. 1,108 940,800
Simon Property Group LP
2.25% , 01/15/32 ................... 2,744 2,339,766
2.65% , 02/01/32 ................... 2,763 2,400,371
VICI Properties LP, 5.13%, 05/15/32 ....... 5,784 5,674,400
WP Carey, Inc., 2.45%, 02/01/32
(a)
........ 1,314 1,100,433
15,008,086
Diversified Telecommunication Services — 3.7%
AT&T, Inc., 2.25%, 02/01/32
(a)
........... 9,356 7,948,718
Bell Telephone Co. of Canada or Bell Canada,
Series US-5, 2.15%, 02/15/32
(a)
......... 1,671 1,398,709
Deutsche Telekom International Finance BV,
9.25%, 06/01/32 .................. 2,016 2,496,099
Sprint Capital Corp., 8.75%, 03/15/32 ...... 7,486 8,988,090
TELUS Corp., 3.40%, 05/13/32 .......... 3,552 3,170,215
Verizon Communications, Inc., 2.36%, 03/15/32 17,508 14,937,821
38,939,652
Electric Utilities — 8.1%
AEP Texas, Inc., 4.70%, 05/15/32 ......... 1,995 1,934,435
Alabama Power Co.
3.05% , 03/15/32 ................... 2,562 2,310,120
3.94% , 09/01/32 ................... 1,533 1,448,210
American Electric Power Co., Inc., 5.95%,
11/01/32 ....................... 1,973 2,061,403
Appalachian Power Co., Series BB, 4.50%,
08/01/32 ....................... 2,010 1,927,184
Arizona Public Service Co., 6.35%, 12/15/32 .. 1,502 1,597,176
CenterPoint Energy Houston Electric LLC
Series AG , 3.00% , 03/01/32 ........... 1,145 1,021,923
Series ai. , 4.45% , 10/01/32 ............ 2,020 1,958,788
Commonwealth Edison Co., Series 132, 3.15%,
03/15/32
(a)
...................... 1,058 951,250
Dominion Energy South Carolina, Inc., 6.63%,
02/01/32 ....................... 1,030 1,125,978
DTE Electric Co., Series A, 3.00%, 03/01/32 .. 1,735 1,554,449
Duke Energy Carolinas LLC
2.85% , 03/15/32
(a)
.................. 2,070 1,834,388
6.45% , 10/15/32 ................... 1,405 1,532,710
Duke Energy Corp., 4.50%, 08/15/32
(a)
...... 4,306 4,163,022
Duke Energy Progress LLC, 3.40%, 04/01/32 .. 1,802 1,648,703
Edison International, 5.25%, 03/15/32 ...... 1,420 1,356,802
Entergy Louisiana LLC, 2.35%, 06/15/32 .... 1,775 1,510,400
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Eversource Energy, 3.38%, 03/01/32 ....... USD 2,408 $ 2,157,230
Exelon Corp., 3.35%, 03/15/32 ........... 2,180 1,974,140
Florida Power & Light Co., 2.45%, 02/03/32
(a)
.. 5,780 5,045,063
Georgia Power Co., 4.70%, 05/15/32 ....... 2,805 2,783,807
NextEra Energy Capital Holdings, Inc.
2.44% , 01/15/32 ................... 3,716 3,176,501
5.30% , 03/15/32 ................... 2,755 2,813,366
5.00% , 07/15/32 ................... 3,885 3,881,524
Oncor Electric Delivery Co. LLC
7.00% , 05/01/32 ................... 1,710 1,907,029
4.15% , 06/01/32
(a)
.................. 1,460 1,392,489
4.55% , 09/15/32 ................... 2,700 2,631,244
Pacific Gas & Electric Co.
4.40% , 03/01/32 ................... 1,844 1,715,192
5.90% , 06/15/32 ................... 2,369 2,401,979
Public Service Co. of Colorado, Series 38,
4.10%, 06/01/32
(a)
................. 992 941,557
Public Service Electric & Gas Co.
3.10% , 03/15/32
(a)
.................. 2,038 1,841,148
4.90% , 12/15/32 ................... 1,513 1,525,987
Southern California Edison Co.
2.75% , 02/01/32 ................... 1,660 1,411,240
5.95% , 11/01/32 ................... 3,142 3,179,498
Southern Co. (The), 5.70%, 10/15/32 ....... 1,902 1,976,200
Tucson Electric Power Co., 3.25%, 05/15/32
(a)
. 1,143 1,029,331
Union Electric Co., 2.15%, 03/15/32
(a)
...... 2,011 1,699,837
Virginia Electric & Power Co., 2.40%, 03/30/32
(a)
2,254 1,925,368
Wisconsin Electric Power Co., 4.75%, 09/30/32 2,116 2,129,523
Wisconsin Power & Light Co., 3.95%, 09/01/32 . 2,285 2,131,448
Xcel Energy, Inc., 4.60%, 06/01/32 ........ 2,707 2,610,370
84,218,012
Electrical Equipment — 0.2%
Eaton Corp., 4.00%, 11/02/32 ........... 2,536 2,415,994
Electronic Equipment, Instruments & Components — 0.9%
Allegion US Holding Co., Inc., 5.41%, 07/01/32 . 2,346 2,383,897
Arrow Electronics, Inc., 2.95%, 02/15/32 ..... 2,155 1,846,268
Avnet, Inc., 5.50%, 06/01/32
(a)
........... 1,248 1,223,549
Flex Ltd., 5.25%, 01/15/32 ............. 1,765 1,735,898
Tyco Electronics Group SA, 2.50%, 02/04/32 .. 2,183 1,897,909
9,087,521
Entertainment — 1.9%
Take-Two Interactive Software, Inc., 4.00%,
04/14/32 ....................... 1,934 1,810,479
TWDC Enterprises 18 Corp., 7.00%, 03/01/32 . 1,899 2,151,125
Warnermedia Holdings, Inc., 4.28%, 03/15/32 . 18,666 15,984,770
19,946,374
Financial Services — 3.1%
Corebridge Financial, Inc., 3.90%, 04/05/32
(a)
.. 5,611 5,161,988
Fidelity National Information Services, Inc.,
5.10%, 07/15/32
(a)
................. 3,126 3,127,149
Global Payments, Inc., 5.40%, 08/15/32
(a)
.... 2,750 2,737,509
Jackson Financial, Inc., 5.67%, 06/08/32 .... 1,318 1,317,188
Mastercard, Inc.
4.35% , 01/15/32 ................... 3,520 3,487,267
4.95% , 03/15/32 ................... 2,000 2,040,523
National Rural Utilities Cooperative Finance
Corp.
8.00% , 03/01/32 ................... 1,616 1,888,732
2.75% , 04/15/32 ................... 2,175 1,890,911
4.02% , 11/01/32 ................... 2,080 1,958,786
4.15% , 12/15/32
(a)
.................. 1,440 1,361,032
ORIX Corp.
4.00% , 04/13/32
(a)
.................. 1,751 1,634,550

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
5.20% , 09/13/32 ................... USD 1,776 $ 1,789,227
PayPal Holdings, Inc., 4.40%, 06/01/32
(a)
.... 3,695 3,605,016
31,999,878
Food Products — 2.8%
Archer-Daniels-Midland Co.
2.90% , 03/01/32
(a)
.................. 2,861 2,555,621
5.94% , 10/01/32 ................... 1,489 1,593,655
Hershey Co. (The), 4.95%, 02/24/32 ....... 1,975 2,005,477
J M Smucker Co. (The), 2.13%, 03/15/32
(a)
... 1,501 1,250,316
JBS USA Holding Lux SARL
3.63% , 01/15/32 ................... 3,550 3,211,048
3.00% , 05/15/32 ................... 3,715 3,208,379
Kraft Heinz Foods Co.
5.20% , 03/15/32 ................... 1,930 1,961,827
6.75% , 03/15/32
(c)
.................. 1,208 1,322,580
Mondelez International, Inc.
3.00% , 03/17/32 ................... 3,031 2,700,387
1.88% , 10/15/32
(a)
.................. 2,580 2,127,542
Pilgrim's Pride Corp., 3.50%, 03/01/32 ...... 3,422 3,038,812
Unilever Capital Corp., 5.90%, 11/15/32
(a)
.... 3,820 4,149,570
29,125,214
Gas Utilities — 0.6%
Atmos Energy Corp., 5.45%, 10/15/32 ...... 1,200 1,241,021
CenterPoint Energy Resources Corp., 4.40%,
07/01/32 ....................... 1,821 1,755,842
ONE Gas, Inc., 4.25%, 09/01/32 .......... 1,185 1,127,879
Southwest Gas Corp., 4.05%, 03/15/32 ..... 2,339 2,190,787
6,315,529
Ground Transportation — 1.4%
Canadian National Railway Co., 3.85%, 08/05/32 3,238 3,035,435
CSX Corp., 4.10%, 11/15/32 ............ 3,449 3,308,098
Norfolk Southern Corp., 3.00%, 03/15/32
(a)
... 2,332 2,089,045
Triton Container International Ltd., 3.25%,
03/15/32 ....................... 2,322 1,937,740
Union Pacific Corp., 2.80%, 02/14/32
(a)
...... 4,931 4,408,137
14,778,455
Health Care Equipment & Supplies — 1.4%
Baxter International, Inc., 2.54%, 02/01/32
(a)
.. 6,103 5,211,660
Becton Dickinson & Co., 4.30%, 08/22/32 .... 2,193 2,091,478
GE HealthCare Technologies, Inc., 5.91%,
11/22/32
(a)
...................... 6,695 7,022,026
14,325,164
Health Care Providers & Services — 3.2%
Adventist Health System, 5.43%, 03/01/32
(a)
.. 1,085 1,095,907
Elevance Health, Inc.
4.10% , 05/15/32 ................... 2,315 2,191,867
5.50% , 10/15/32 ................... 2,646 2,733,470
HCA, Inc.
5.50% , 03/01/32 ................... 2,765 2,798,954
3.63% , 03/15/32 ................... 7,471 6,772,203
Humana, Inc., 2.15%, 02/03/32 .......... 2,744 2,258,145
Laboratory Corp. of America Holdings, 4.55%,
04/01/32 ....................... 1,805 1,761,942
Piedmont Healthcare, Inc., Series 2032, 2.04%,
01/01/32
(a)
...................... 730 606,908
UnitedHealth Group, Inc.
4.95% , 01/15/32 ................... 5,795 5,850,745
4.20% , 05/15/32
(a)
.................. 5,782 5,559,397
Universal Health Services, Inc., 2.65%, 01/15/32 2,011 1,662,774
33,292,312
Security
Par (000)
Par (000) Value
Health Care REITs — 0.9%
Alexandria Real Estate Equities, Inc., 2.00%,
05/18/32 ....................... USD 3,404 $ 2,749,234
Healthpeak OP LLC, 5.25%, 12/15/32 ...... 2,757 2,765,374
Welltower OP LLC
2.75% , 01/15/32
(a)
.................. 2,076 1,823,177
3.85% , 06/15/32 ................... 2,295 2,147,784
9,485,569
Hotels, Restaurants & Leisure — 1.2%
Hyatt Hotels Corp., 5.75%, 03/30/32
(a)
...... 1,125 1,127,160
Marriott International, Inc.
5.10% , 04/15/32 ................... 2,005 2,001,529
Series GG , 3.50% , 10/15/32 ........... 3,889 3,461,802
McDonald's Corp., 4.60%, 09/09/32
(a)
....... 2,935 2,926,636
Starbucks Corp., 3.00%, 02/14/32 ......... 3,839 3,423,136
12,940,263
Household Durables — 0.2%
(a)
PulteGroup, Inc., 7.88%, 06/15/32 ......... 1,163 1,323,326
Whirlpool Corp., 4.70%, 05/14/32 ......... 1,169 1,020,653
2,343,979
Household Products — 0.9%
Church & Dwight Co., Inc., 5.60%, 11/15/32 ... 2,048 2,134,081
Clorox Co. (The), 4.60%, 05/01/32
(a)
....... 2,479 2,449,771
Colgate-Palmolive Co., 3.25%, 08/15/32 ..... 2,144 1,985,506
Procter & Gamble Co. (The), 2.30%, 02/01/32
(a)
3,125 2,786,053
9,355,411
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The), 5.80%, 03/15/32 ........ 2,460 2,452,054
Industrial Conglomerates — 0.4%
Honeywell International, Inc., 4.75%, 02/01/32 . 2,615 2,618,646
Pentair Finance SARL, 5.90%, 07/15/32 ..... 1,565 1,603,839
4,222,485
Industrial REITs — 0.3%
Americold Realty Operating Partnership LP,
5.60%, 05/15/32 .................. 1,385 1,386,967
Prologis LP, 2.25%, 01/15/32 ............ 1,919 1,640,922
3,027,889
Insurance — 2.7%
Aon Corp., 5.00%, 09/12/32 ............ 1,959 1,960,366
Arthur J Gallagher & Co., 5.00%, 02/15/32 ... 1,892 1,899,009
Assurant, Inc., 2.65%, 01/15/32 .......... 1,380 1,163,600
Berkshire Hathaway Finance Corp., 2.88%,
03/15/32
(a)
...................... 3,735 3,422,304
Brown & Brown, Inc., 4.20%, 03/17/32 ...... 2,176 2,026,337
Fairfax Financial Holdings Ltd., 5.63%,
08/16/32
(a)
...................... 2,655 2,691,974
Globe Life, Inc., 4.80%, 06/15/32
(a)
........ 1,670 1,626,711
Kemper Corp., 3.80%, 02/23/32
(a)
......... 1,477 1,316,755
Lincoln National Corp., 3.40%, 03/01/32 ..... 991 881,418
Manulife Financial Corp., 3.70%, 03/16/32 .... 2,768 2,578,518
Marsh & McLennan Cos., Inc., 5.75%, 11/01/32
(a)
2,038 2,158,898
MetLife, Inc., 6.50%, 12/15/32
(a)
.......... 2,173 2,404,357
Progressive Corp. (The)
3.00% , 03/15/32
(a)
.................. 1,907 1,709,466
6.25% , 12/01/32 ................... 1,501 1,634,964
Prudential Funding Asia plc, 3.63%, 03/24/32 .. 1,305 1,202,525
28,677,202
Interactive Media & Services — 1.0%
Meta Platforms, Inc., 3.85%, 08/15/32 ...... 11,501 10,972,503
IT Services — 1.0%
International Business Machines Corp.
2.72% , 02/09/32 ................... 1,090 958,924

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
5.00% , 02/10/32
(a)
.................. USD 2,745 $ 2,773,866
4.40% , 07/27/32
(a)
.................. 3,165 3,073,667
5.88% , 11/29/32
(a)
.................. 2,671 2,852,759
VeriSign, Inc., 5.25%, 06/01/32 .......... 1,235 1,245,732
10,904,948
Leisure Products — 0.2%
Brunswick Corp., 4.40%, 09/15/32
(a)
....... 1,816 1,629,457
Life Sciences Tools & Services — 0.5%
Bio-Rad Laboratories, Inc., 3.70%, 03/15/32 .. 3,289 2,968,958
Thermo Fisher Scientific, Inc., 4.95%, 11/21/32
(a)
2,246 2,274,372
5,243,330
Machinery — 0.4%
Flowserve Corp., 2.80%, 01/15/32 ........ 1,871 1,586,832
Stanley Black & Decker, Inc., 3.00%, 05/15/32
(a)
1,831 1,551,988
Timken Co. (The), 4.13%, 04/01/32 ........ 1,455 1,326,472
4,465,292
Media — 1.1%
Charter Communications Operating LLC, 2.30%,
02/01/32
(a)
...................... 3,773 3,064,549
Comcast Corp., 5.50%, 11/15/32 ......... 3,892 4,045,028
Grupo Televisa SAB, 8.50%, 03/11/32 ...... 1,258 1,335,185
Paramount Global, 4.20%, 05/19/32 ....... 3,245 2,908,555
11,353,317
Metals & Mining — 1.5%
ArcelorMittal SA, 6.80%, 11/29/32
(a)
........ 3,829 4,118,829
BHP Billiton Finance USA Ltd., 5.13%, 02/21/32 2,925 2,959,912
Newmont Corp., 2.60%, 07/15/32
(a)
........ 3,249 2,837,197
Nucor Corp., 3.13%, 04/01/32 ........... 2,192 1,965,244
Rio Tinto Finance USA plc, 5.00%, 03/14/32 .. 3,445 3,470,798
15,351,980
Multi-Utilities — 1.2%
Ameren Illinois Co., 3.85%, 09/01/32 ....... 1,981 1,850,921
Consumers Energy Co., 3.60%, 08/15/32 .... 1,163 1,070,876
Dominion Energy, Inc.
Series A , 4.35% , 08/15/32 ............. 1,666 1,573,811
5.38% , 11/15/32
(a)
.................. 3,325 3,363,390
Puget Energy, Inc., 4.22%, 03/15/32 ....... 1,676 1,552,940
San Diego Gas & Electric Co., Series XXX,
3.00%, 03/15/32 .................. 1,894 1,667,697
Southern Co. Gas Capital Corp., 5.15%,
09/15/32 ....................... 1,970 1,971,373
13,051,008
Office REITs — 0.5%
Boston Properties LP, 2.55%, 04/01/32 ...... 3,137 2,580,242
Cousins Properties LP, 5.38%, 02/15/32 ..... 775 767,504
Kilroy Realty LP, 2.50%, 11/15/32 ......... 1,817 1,406,534
Piedmont Operating Partnership LP, 2.75%,
04/01/32
(a)
...................... 950 739,301
5,493,581
Oil, Gas & Consumable Fuels — 5.9%
Boardwalk Pipelines LP, 3.60%, 09/01/32 .... 2,031 1,784,344
BP Capital Markets America, Inc., 2.72%,
01/12/32
(a)
...................... 7,344 6,455,289
Canadian Natural Resources Ltd., 7.20%,
01/15/32 ....................... 1,510 1,644,896
Cenovus Energy, Inc., 2.65%, 01/15/32 ..... 1,961 1,647,142
Cheniere Energy Partners LP, 3.25%, 01/31/32 . 4,664 4,088,497
Chevron USA, Inc., 4.82%, 04/15/32 ....... 2,395 2,418,639
ConocoPhillips, 5.90%, 10/15/32
(a)
........ 1,970 2,100,927
ConocoPhillips Co., 4.85%, 01/15/32 ....... 2,435 2,438,188
DCP Midstream Operating LP, 3.25%, 02/15/32 1,516 1,303,920
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp., 7.95%, 04/15/32 ...... USD 1,380 $ 1,537,244
Expand Energy Corp., 4.75%, 02/01/32 ..... 3,860 3,623,291
Kinder Morgan Energy Partners LP, 7.75%,
03/15/32 ....................... 1,086 1,227,511
Kinder Morgan, Inc., 7.75%, 01/15/32 ...... 3,958 4,487,140
MPLX LP, 4.95%, 09/01/32 ............. 3,891 3,778,309
Occidental Petroleum Corp., 5.38%, 01/01/32
(a)
3,815 3,629,812
ONEOK, Inc., 6.10%, 11/15/32 ........... 2,789 2,886,091
Suncor Energy, Inc., 7.15%, 02/01/32
(a)
..... 1,824 1,973,639
Targa Resources Partners LP, 4.00%, 01/15/32 3,924 3,593,608
Texas Eastern Transmission LP, 7.00%, 07/15/32 1,547 1,678,195
Valero Energy Corp., 7.50%, 04/15/32 ...... 2,777 3,102,519
Williams Cos., Inc. (The)
8.75% , 03/15/32
(c)
.................. 1,748 2,079,578
4.65% , 08/15/32 ................... 3,746 3,609,235
61,088,014
Paper & Forest Products — 0.3%
Suzano Austria GmbH, Series DM3N, 3.13%,
01/15/32
(a)
...................... 3,748 3,201,672
Passenger Airlines — 0.6%
American Airlines Pass-Through Trust, Series
2019-1, Class AA, 3.15%, 02/15/32 ...... 1,731 1,560,839
JetBlue Pass-Through Trust
Series 2019-1 , Class AA , 2.75% , 05/15/32 .. 1,563 1,339,529
Series 2020-1 , Class A , 4.00% , 11/15/32
(a)
.. 1,598 1,471,822
United Airlines Pass-Through Trust, Series 2019-
2, Class AA, 2.70%, 05/01/32 .......... 1,933 1,691,806
6,063,996
Personal Care Products — 0.7%
Haleon US Capital LLC, 3.63%, 03/24/32 .... 7,359 6,828,423
Pharmaceuticals — 1.5%
Bristol-Myers Squibb Co., 2.95%, 03/15/32 ... 6,608 5,926,439
Eli Lilly & Co., 4.90%, 02/12/32
(a)
......... 2,920 2,997,286
Johnson & Johnson, 4.85%, 03/01/32 ...... 3,215 3,296,959
Zoetis, Inc., 5.60%, 11/16/32 ............ 2,915 3,050,045
15,270,729
Professional Services — 0.5%
Paychex, Inc., 5.35%, 04/15/32 .......... 4,885 4,962,875
Residential REITs — 1.3%
American Homes 4 Rent LP, 3.63%, 04/15/32
(a)
2,225 2,023,545
AvalonBay Communities, Inc., 2.05%, 01/15/32
(a)
2,345 1,992,255
Essex Portfolio LP, 2.65%, 03/15/32 ....... 2,511 2,144,343
Invitation Homes Operating Partnership LP,
4.15%, 04/15/32 .................. 2,210 2,056,007
Mid-America Apartments LP, 5.30%, 02/15/32
(a)
1,440 1,474,896
Sun Communities Operating LP, 4.20%, 04/15/32 2,582 2,420,660
UDR, Inc., 2.10%, 08/01/32 ............. 1,625 1,318,682
13,430,388
Retail REITs — 0.9%
Agree LP, 4.80%, 10/01/32 ............. 1,332 1,287,432
Brixmor Operating Partnership LP, 5.20%,
04/01/32 ....................... 535 533,551
Kimco Realty OP LLC, 3.20%, 04/01/32 ..... 2,087 1,853,751
Realty Income Corp.
2.70% , 02/15/32 ................... 1,228 1,060,955
5.63% , 10/13/32 ................... 2,891 2,983,880
2.85% , 12/15/32 ................... 2,529 2,178,668
9,898,237
Semiconductors & Semiconductor Equipment — 4.9%
Advanced Micro Devices, Inc., 3.92%, 06/01/32 2,212 2,104,400
Analog Devices, Inc., 4.25%, 10/01/32 ...... 535 520,471

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF
Schedules of Investments
7
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc.
4.55% , 02/15/32 ................... USD 3,425 $ 3,357,182
4.15% , 04/15/32
(b)
.................. 4,527 4,297,464
5.20% , 04/15/32 ................... 3,910 3,978,509
4.30% , 11/15/32
(a)
.................. 7,539 7,195,189
Intel Corp.
4.15% , 08/05/32 ................... 4,833 4,454,348
4.00% , 12/15/32
(a)
.................. 2,890 2,630,917
KLA Corp., 4.65%, 07/15/32 ............ 4,030 4,002,542
Micron Technology, Inc.
2.70% , 04/15/32 ................... 4,023 3,411,564
5.65% , 11/01/32 ................... 700 709,744
NXP BV, 2.65%, 02/15/32
(a)
............. 3,745 3,153,885
QUALCOMM, Inc.
(a)
1.65% , 05/20/32 ................... 4,885 4,000,520
4.25% , 05/20/32 ................... 1,920 1,877,080
Texas Instruments, Inc., 3.65%, 08/16/32 .... 1,643 1,533,274
TSMC Arizona Corp., 4.25%, 04/22/32
(a)
..... 3,500 3,403,661
50,630,750
Software — 2.5%
Oracle Corp.
5.25% , 02/03/32 ................... 4,685 4,749,607
6.25% , 11/09/32 ................... 8,588 9,159,297
Roper Technologies, Inc., 4.75%, 02/15/32 ... 1,825 1,805,526
Synopsys, Inc., 5.00%, 04/01/32 .......... 5,830 5,869,411
Workday, Inc., 3.80%, 04/01/32 .......... 4,868 4,501,078
26,084,919
Specialized REITs — 1.3%
American Tower Corp., 4.05%, 03/15/32
(a)
.... 2,416 2,287,911
CubeSmart LP, 2.50%, 02/15/32
(a)
......... 1,907 1,600,685
Equinix, Inc., 3.90%, 04/15/32 ........... 4,696 4,390,368
Extra Space Storage LP, 2.35%, 03/15/32
(a)
... 2,464 2,048,627
Weyerhaeuser Co., 7.38%, 03/15/32 ....... 2,458 2,756,311
13,083,902
Specialty Retail — 2.5%
AutoNation, Inc., 3.85%, 03/01/32 ......... 2,745 2,466,210
AutoZone, Inc., 4.75%, 08/01/32
(a)
......... 2,835 2,788,467
Dick's Sporting Goods, Inc., 3.15%, 01/15/32
(a)
. 2,959 2,595,802
Home Depot, Inc. (The)
3.25% , 04/15/32 ................... 4,856 4,448,269
4.50% , 09/15/32
(a)
.................. 4,958 4,933,219
Lowe's Cos., Inc., 3.75%, 04/01/32 ........ 5,915 5,500,727
O'Reilly Automotive, Inc., 4.70%, 06/15/32 .... 3,356 3,287,528
26,020,222
Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc., 3.35%, 08/08/32 ............ 5,415 5,102,907
Dell International LLC, 5.30%, 04/01/32 ..... 3,380 3,387,987
HP, Inc., 4.20%, 04/15/32
(a)
............. 2,684 2,509,005
NetApp, Inc., 5.50%, 03/17/32 ........... 1,920 1,939,734
Western Digital Corp., 3.10%, 02/01/32 ..... 1,159 988,412
13,928,045
Textiles, Apparel & Luxury Goods — 0.1%
Tapestry, Inc., 3.05%, 03/15/32
(a)
......... 1,632 1,409,926
Tobacco — 2.0%
Altria Group, Inc., 2.45%, 02/04/32 ........ 6,597 5,592,956
BAT Capital Corp.
4.74% , 03/16/32 ................... 3,416 3,332,435
5.35% , 08/15/32 ................... 2,690 2,705,348
7.75% , 10/19/32 ................... 2,420 2,767,347
Philip Morris International, Inc., 5.75%, 11/17/32 5,764 6,043,170
20,441,256
Security
Par (000)
Par (000) Value
Trading Companies & Distributors — 0.4%
Air Lease Corp., 2.88%, 01/15/32
(a)
........ USD 3,052 $ 2,650,208
GATX Corp., 3.50%, 06/01/32 ........... 1,767 1,586,286
4,236,494
Water Utilities — 0.3%
American Water Capital Corp., 4.45%, 06/01/32 2,994 2,914,509
Wireless Telecommunication Services — 1.8%
America Movil SAB de CV, 4.70%, 07/21/32 ... 2,855 2,800,382
Rogers Communications, Inc., 3.80%, 03/15/32 7,280 6,657,186
T-Mobile USA, Inc.
2.70% , 03/15/32 ................... 3,965 3,442,814
5.13% , 05/15/32 ................... 3,330 3,368,054
Vodafone Group plc, 6.25%, 11/30/32 ...... 1,978 2,134,039
18,402,475
Total Long-Term Investments — 98 .6%
(Cost: $ 1,016,023,855 ) ............................ 1,027,714,569
Shares
Shares
Short-Term Securities
Money Market Funds — 12.2%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(f)
................... 122,667,780 122,716,848
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 4,817,738 4,817,738
Total Short-Term Securities — 12 .2%
(Cost: $ 127,533,455 ) .............................. 127,534,586
Total Investments — 110 .8%
(Cost: $ 1,143,557,310 ) ............................ 1,155,249,155
Liabilities in Excess of Other Assets — (10.8) % ............ (112,214,858)
Net Assets — 100.0% ...............................
$ 1,043,034,297
(a)
All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF
8
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 92,641,718 $ 30,099,842
(a)
$ — $ (7,479) $ (17,233) $ 122,716,848 122,667,780 $ 135,053
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 3,660,482 1,157,256
(a)
— — — 4,817,738 4,817,738 59,667 —
$ (7,479) $ (17,233) $ 127,534,586 $ 194,720 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 1,027,714,569 $ — $ 1,027,714,569
Short-Term Securities
Money Market Funds ...................................... 127,534,586 — — 127,534,586
$ 127,534,586 $ 1,027,714,569 $ — $ 1,155,249,155

Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF
Schedules of Investments
9
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 2.6%
Boeing Co. (The), 6.13%, 02/15/33 ........ USD 1,203 $ 1,246,622
HEICO Corp., 5.35%, 08/01/33 .......... 1,702 1,721,612
L3Harris Technologies, Inc., 5.40%, 07/31/33 .. 4,167 4,225,193
Leidos, Inc., 5.75%, 03/15/33 ........... 1,725 1,767,603
Lockheed Martin Corp., 5.25%, 01/15/33 .... 2,650 2,736,246
Northrop Grumman Corp., 4.70%, 03/15/33 ... 2,694 2,664,792
RTX Corp., 5.15%, 02/27/33 ............ 3,595 3,633,822
Textron, Inc., 6.10%, 11/15/33 ........... 1,052 1,096,022
19,091,912
Air Freight & Logistics — 0.3%
United Parcel Service, Inc., 4.88%, 03/03/33
(a)
. 2,428 2,439,321
Automobile Components — 0.2%
Magna International, Inc., 5.50%, 03/21/33
(a)
.. 1,369 1,377,127
Automobiles — 0.2%
Toyota Motor Corp., 5.12%, 07/13/33
(a)
...... 1,242 1,271,449
Banks — 5.3%
Banco Santander SA
6.92% , 08/08/33 ................... 5,361 5,712,950
6.94% , 11/07/33
(a)
.................. 4,205 4,722,463
Canadian Imperial Bank of Commerce, 6.09%,
10/03/33 ....................... 3,106 3,296,431
Citigroup, Inc.
5.88% , 02/22/33 ................... 1,530 1,576,219
6.00% , 10/31/33 ................... 1,685 1,745,619
KeyBank NA, 5.00%, 01/26/33 ........... 2,718 2,621,515
Royal Bank of Canada
5.00% , 02/01/33 ................... 4,703 4,726,599
5.00% , 05/02/33 ................... 2,468 2,474,727
Sumitomo Mitsui Financial Group, Inc.
5.77% , 01/13/33 ................... 4,635 4,813,404
5.78% , 07/13/33 ................... 1,845 1,912,640
5.81% , 09/14/33
(a)
.................. 2,515 2,631,024
Westpac Banking Corp., 6.82%, 11/17/33 .... 2,055 2,234,400
38,467,991
Beverages — 1.6%
Brown-Forman Corp., 4.75%, 04/15/33
(a)
..... 1,767 1,758,249
Constellation Brands, Inc., 4.90%, 05/01/33
(a)
.. 2,131 2,077,595
Diageo Capital plc
5.50% , 01/24/33 ................... 2,145 2,202,656
5.63% , 10/05/33 ................... 2,455 2,550,175
PepsiCo, Inc., 4.45%, 02/15/33
(a)
......... 2,666 2,673,285
11,261,960
Biotechnology — 2.3%
Amgen, Inc.
4.20% , 03/01/33
(a)
.................. 2,270 2,150,056
5.25% , 03/02/33 ................... 11,364 11,482,647
Gilead Sciences, Inc., 5.25%, 10/15/33 ..... 2,735 2,793,558
16,426,261
Building Products — 0.5%
Fortune Brands Innovations, Inc., 5.88%,
06/01/33
(a)
...................... 1,666 1,713,016
Trane Technologies Financing Ltd., 5.25%,
03/03/33 ....................... 1,707 1,740,000
3,453,016
Capital Markets — 2.4%
Ameriprise Financial, Inc., 5.15%, 05/15/33 ... 2,472 2,499,089
Brookfield Capital Finance LLC, 6.09%, 06/14/33 1,667 1,731,278
Goldman Sachs Group, Inc. (The), 6.13%,
02/15/33
(a)
...................... 2,805 3,020,123
Intercontinental Exchange, Inc., 4.60%, 03/15/33 4,331 4,269,699
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Nomura Holdings, Inc.
(a)
6.18% , 01/18/33 ................... USD 2,100 $ 2,198,905
6.09% , 07/12/33 ................... 1,700 1,780,576
S&P Global, Inc., 5.25%, 09/15/33 ........ 2,035 2,083,482
17,583,152
Chemicals — 1.4%
Air Products & Chemicals, Inc., 4.80%, 03/03/33 1,558 1,559,604
Dow Chemical Co. (The), 6.30%, 03/15/33
(a)
.. 1,523 1,618,641
Eastman Chemical Co., 5.75%, 03/08/33
(a)
... 1,483 1,517,878
EIDP, Inc., 4.80%, 05/15/33
(a)
........... 1,690 1,659,136
FMC Corp., 5.65%, 05/18/33
(a)
........... 1,429 1,379,787
LYB International Finance III LLC, 5.63%,
05/15/33 ....................... 1,502 1,507,963
Mosaic Co. (The), 5.45%, 11/15/33
(a)
....... 1,018 1,017,023
10,260,032
Commercial Services & Supplies — 1.2%
Republic Services, Inc.
2.38% , 03/15/33 ................... 2,125 1,780,572
5.00% , 12/15/33 ................... 1,775 1,786,188
Veralto Corp., 5.45%, 09/18/33
(a)
......... 1,920 1,958,849
Waste Connections, Inc., 4.20%, 01/15/33 .... 2,097 2,005,173
Waste Management, Inc., 4.63%, 02/15/33
(a)
.. 1,288 1,280,936
8,811,718
Consumer Finance — 1.9%
AerCap Ireland Capital DAC, 3.40%, 10/29/33 . 4,167 3,581,868
Ford Motor Credit Co. LLC, 7.12%, 11/07/33 .. 3,284 3,307,201
General Motors Financial Co., Inc., 6.40%,
01/09/33
(a)
...................... 2,804 2,891,187
John Deere Capital Corp., Series I, 5.15%,
09/08/33 ....................... 2,690 2,747,131
Toyota Motor Credit Corp., 4.70%, 01/12/33 ... 1,465 1,456,360
13,983,747
Consumer Staples Distribution & Retail — 1.1%
(a)
Dollar General Corp., 5.45%, 07/05/33 ...... 2,577 2,600,286
Target Corp., 4.40%, 01/15/33 ........... 1,480 1,440,230
Walmart, Inc., 4.10%, 04/15/33 .......... 4,028 3,929,341
7,969,857
Containers & Packaging — 0.7%
Amcor Finance USA, Inc., 5.63%, 05/26/33
(a)
.. 1,355 1,391,037
Avery Dennison Corp., 5.75%, 03/15/33 ..... 1,011 1,030,193
Packaging Corp. of America, 5.70%, 12/01/33 . 1,115 1,147,422
WRKCo, Inc., 3.00%, 06/15/33
(a)
.......... 1,742 1,488,820
5,057,472
Distributors — 0.4%
Genuine Parts Co., 6.88%, 11/01/33 ....... 1,005 1,107,246
LKQ Corp., 6.25%, 06/15/33 ............ 1,485 1,532,383
2,639,629
Diversified REITs — 0.5%
GLP Capital LP, 6.75%, 12/01/33 ......... 1,050 1,106,143
Simon Property Group LP, 5.50%, 03/08/33 ... 1,744 1,789,582
WP Carey, Inc., 2.25%, 04/01/33 ......... 1,200 948,855
3,844,580
Diversified Telecommunication Services — 2.8%
AT&T, Inc., 2.55%, 12/01/33 ............ 10,235 8,450,572
Bell Telephone Co. of Canada or Bell Canada,
5.10%, 05/11/33
(a)
................. 2,444 2,417,683
Verizon Communications, Inc.
5.05% , 05/09/33
(a)
.................. 2,848 2,868,681
4.50% , 08/10/33 ................... 5,837 5,623,279
6.40% , 09/15/33
(a)
.................. 985 1,071,205
20,431,420

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities — 10.5%
AEP Texas, Inc., 5.40%, 06/01/33 ......... USD 1,135 $ 1,136,298
Alabama Power Co., 5.85%, 11/15/33 ...... 735 779,831
American Electric Power Co., Inc., 5.63%,
03/01/33 ....................... 2,377 2,436,827
Arizona Public Service Co., 5.55%, 08/01/33 .. 1,352 1,366,015
CenterPoint Energy Houston Electric LLC
Series K2 , 6.95% , 03/15/33 ............ 815 912,142
4.95% , 04/01/33 ................... 1,647 1,644,472
Commonwealth Edison Co., 4.90%, 02/01/33 .. 826 823,701
Connecticut Light & Power Co. (The), 4.90%,
07/01/33 ....................... 833 824,945
Dominion Energy South Carolina, Inc., 5.30%,
05/15/33 ....................... 728 740,563
DTE Electric Co., 5.20%, 04/01/33 ........ 1,704 1,728,649
Duke Energy Carolinas LLC, 4.95%, 01/15/33
(a)
3,432 3,450,877
Duke Energy Corp., 5.75%, 09/15/33
(a)
...... 1,592 1,657,485
Duke Energy Florida LLC, 5.88%, 11/15/33 ... 1,540 1,629,904
Duke Energy Ohio, Inc., 5.25%, 04/01/33 .... 1,115 1,133,166
Duke Energy Progress LLC, 5.25%, 03/15/33 .. 1,426 1,454,124
Entergy Arkansas LLC
5.15% , 01/15/33 ................... 1,129 1,143,816
5.30% , 09/15/33 ................... 805 820,910
Entergy Louisiana LLC, 4.00%, 03/15/33 .... 2,013 1,878,837
Entergy Mississippi LLC, 5.00%, 09/01/33 .... 880 873,442
Evergy Kansas Central, Inc., 5.90%, 11/15/33 . 960 1,008,051
Evergy Metro, Inc., 4.95%, 04/15/33
(a)
...... 725 716,357
Eversource Energy, 5.13%, 05/15/33 ....... 2,205 2,173,969
Exelon Corp., 5.30%, 03/15/33 ........... 2,369 2,399,164
Florida Power & Light Co.
5.10% , 04/01/33
(a)
.................. 2,014 2,041,999
4.80% , 05/15/33 ................... 2,096 2,085,611
Georgia Power Co., 4.95%, 05/17/33 ....... 2,791 2,783,531
Interstate Power & Light Co., 5.70%, 10/15/33 . 740 760,757
Kentucky Utilities Co., Series KENT, 5.45%,
04/15/33 ....................... 1,135 1,161,954
Louisville Gas & Electric Co., Series LOU, 5.45%,
04/15/33 ....................... 1,138 1,163,770
NextEra Energy Capital Holdings, Inc., 5.05%,
02/28/33 ....................... 2,747 2,733,023
Ohio Power Co., 5.00%, 06/01/33
(a)
........ 1,075 1,059,154
Oklahoma Gas & Electric Co., 5.40%, 01/15/33 1,316 1,341,142
Oncor Electric Delivery Co. LLC
7.25% , 01/15/33 ................... 704 798,834
5.65% , 11/15/33 ................... 2,251 2,340,263
Pacific Gas & Electric Co.
6.15% , 01/15/33 ................... 2,105 2,148,492
6.40% , 06/15/33 ................... 3,169 3,279,380
PECO Energy Co., 4.90%, 06/15/33 ....... 1,659 1,665,822
PPL Electric Utilities Corp., 5.00%, 05/15/33 .. 1,694 1,699,539
Public Service Co. of New Hampshire, 5.35%,
10/01/33 ....................... 1,577 1,609,844
Public Service Co. of Oklahoma, 5.25%,
01/15/33 ....................... 1,280 1,281,852
Public Service Electric & Gas Co.
4.65% , 03/15/33 ................... 1,254 1,240,150
5.20% , 08/01/33 ................... 1,395 1,418,678
Southern Co. (The), 5.20%, 06/15/33
(a)
...... 2,092 2,104,397
Southwestern Electric Power Co., 5.30%,
04/01/33 ....................... 1,030 1,026,058
Virginia Electric & Power Co.
5.00% , 04/01/33 ................... 2,087 2,074,090
5.30% , 08/15/33 ................... 1,004 1,012,951
Wisconsin Electric Power Co., 5.63%, 05/15/33 935 985,347
Wisconsin Power & Light Co., 4.95%, 04/01/33
(a)
836 829,359
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Xcel Energy, Inc., 5.45%, 08/15/33 ........ USD 2,288 $ 2,297,874
75,677,416
Electrical Equipment — 0.9%
(a)
Eaton Corp., 4.15%, 03/15/33 ........... 3,523 3,382,431
Regal Rexnord Corp., 6.40%, 04/15/33 ..... 3,332 3,394,858
6,777,289
Electronic Equipment, Instruments & Components — 0.3%
Trimble, Inc., 6.10%, 03/15/33 ........... 2,238 2,326,727
Energy Equipment & Services — 0.1%
Patterson-UTI Energy, Inc., 7.15%, 10/01/33
(a)
. 1,080 1,063,331
Entertainment — 0.1%
Walt Disney Co. (The), 6.55%, 03/15/33 ..... 951 1,060,244
Financial Services — 2.0%
Apollo Global Management, Inc., 6.38%,
11/15/33 ....................... 1,570 1,696,598
Corebridge Financial, Inc., 6.05%, 09/15/33 ... 1,363 1,415,857
Equitable Holdings, Inc., 5.59%, 01/11/33 .... 1,330 1,357,020
Fiserv, Inc.
5.60% , 03/02/33 ................... 2,383 2,425,121
5.63% , 08/21/33 ................... 3,639 3,705,215
Mastercard, Inc., 4.85%, 03/09/33 ......... 1,960 1,976,709
National Rural Utilities Cooperative Finance
Corp., 5.80%, 01/15/33 .............. 1,735 1,814,965
14,391,485
Food Products — 2.9%
Archer-Daniels-Midland Co., 4.50%, 08/15/33
(a)
1,330 1,285,888
General Mills, Inc., 4.95%, 03/29/33 ....... 2,897 2,878,985
Hershey Co. (The), 4.50%, 05/04/33
(a)
...... 1,147 1,129,879
J M Smucker Co. (The), 6.20%, 11/15/33 .... 2,838 3,024,287
JBS USA Holding Lux SARL, 5.75%, 04/01/33
(a)
4,628 4,722,046
Kellanova, 5.25%, 03/01/33 ............ 981 996,511
McCormick & Co., Inc., 4.95%, 04/15/33
(a)
.... 1,524 1,513,116
Pilgrim's Pride Corp., 6.25%, 07/01/33 ...... 2,631 2,740,389
Unilever Capital Corp., 5.00%, 12/08/33
(a)
.... 2,325 2,375,466
20,666,567
Gas Utilities — 1.0%
Atmos Energy Corp., 5.90%, 11/15/33 ...... 1,955 2,076,832
CenterPoint Energy Resources Corp., 5.40%,
03/01/33 ....................... 1,668 1,706,613
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/33 932 943,043
Southern California Gas Co., 5.20%, 06/01/33 . 1,360 1,357,771
Spire Missouri, Inc., 4.80%, 02/15/33
(a)
...... 963 951,264
7,035,523
Ground Transportation — 1.1%
Canadian National Railway Co., 5.85%, 11/01/33 810 856,077
CSX Corp., 5.20%, 11/15/33
(a)
........... 1,633 1,671,434
Norfolk Southern Corp., 4.45%, 03/01/33 .... 1,513 1,462,962
Ryder System, Inc., 6.60%, 12/01/33
(a)
...... 1,625 1,757,117
Union Pacific Corp., 4.50%, 01/20/33
(a)
...... 2,466 2,430,543
8,178,133
Health Care Equipment & Supplies — 0.4%
Medtronic Global Holdings SCA, 4.50%,
03/30/33
(a)
...................... 2,698 2,642,427
Health Care Providers & Services — 4.9%
Cigna Group (The), 5.40%, 03/15/33 ....... 2,287 2,340,034
CVS Health Corp.
5.25% , 02/21/33 ................... 4,681 4,637,639
5.30% , 06/01/33
(a)
.................. 3,482 3,457,670
Elevance Health, Inc., 4.75%, 02/15/33 ..... 2,851 2,803,891
HCA, Inc., 5.50%, 06/01/33 ............. 3,387 3,404,916

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Humana, Inc., 5.88%, 03/01/33 .......... USD 1,883 $ 1,928,622
McKesson Corp., 5.10%, 07/15/33 ........ 1,705 1,736,071
Providence St Joseph Health Obligated Group,
5.40%, 10/01/33 .................. 1,518 1,527,892
Quest Diagnostics, Inc., 6.40%, 11/30/33 .... 2,180 2,359,809
Sutter Health, 5.16%, 08/15/33 .......... 690 694,870
UnitedHealth Group, Inc.
5.35% , 02/15/33
(a)
.................. 5,479 5,613,338
4.50% , 04/15/33 ................... 4,118 3,980,086
UPMC, 5.04%, 05/15/33 .............. 1,235 1,226,864
35,711,702
Health Care REITs — 0.5%
Alexandria Real Estate Equities, Inc., 1.88%,
02/01/33 ....................... 2,861 2,231,030
Omega Healthcare Investors, Inc., 3.25%,
04/15/33 ....................... 1,984 1,679,442
3,910,472
Hotels, Restaurants & Leisure — 0.9%
(a)
Darden Restaurants, Inc., 6.30%, 10/10/33 ... 1,443 1,528,328
Marriott International, Inc., Series II, 2.75%,
10/15/33 ....................... 2,061 1,706,206
McDonald's Corp., 4.95%, 08/14/33 ........ 1,814 1,831,975
Starbucks Corp., 4.80%, 02/15/33 ......... 1,309 1,292,537
6,359,046
Household Durables — 0.3%
(a)
PulteGroup, Inc., 6.38%, 05/15/33 ......... 1,187 1,254,824
Whirlpool Corp., 5.50%, 03/01/33 ......... 825 754,991
2,009,815
Household Products — 0.7%
Colgate-Palmolive Co., 4.60%, 03/01/33
(a)
.... 1,366 1,381,224
Kimberly-Clark Corp., 4.50%, 02/16/33 ...... 1,056 1,050,497
Procter & Gamble Co. (The), 4.05%, 01/26/33
(a)
2,347 2,301,027
4,732,748
Independent Power and Renewable Electricity Producers — 0.2%
Constellation Energy Generation LLC, 5.80%,
03/01/33 ....................... 1,645 1,703,376
Industrial Conglomerates — 0.4%
Honeywell International, Inc., 5.00%, 02/15/33 . 2,927 2,936,105
Industrial REITs — 0.5%
Prologis LP
4.63% , 01/15/33
(a)
.................. 1,780 1,746,768
4.75% , 06/15/33 ................... 2,056 2,020,773
3,767,541
Insurance — 4.0%
Allstate Corp. (The)
5.25% , 03/30/33 ................... 1,977 1,999,873
5.35% , 06/01/33 ................... 934 949,364
American International Group, Inc., 5.13%,
03/27/33
(a)
...................... 2,180 2,179,006
Aon Corp., 5.35%, 02/28/33 ............ 2,140 2,172,620
Arthur J Gallagher & Co., 5.50%, 03/02/33 ... 935 951,575
Athene Holding Ltd., 6.65%, 02/01/33
(a)
..... 1,182 1,255,357
CNA Financial Corp., 5.50%, 06/15/33 ...... 1,477 1,492,523
Fairfax Financial Holdings Ltd., 6.00%, 12/07/33 1,865 1,936,931
Marsh & McLennan Cos., Inc.
5.88% , 08/01/33 ................... 813 860,318
5.40% , 09/15/33
(a)
.................. 1,665 1,713,146
MetLife, Inc., 5.38%, 07/15/33
(a)
.......... 2,704 2,787,137
Principal Financial Group, Inc., 5.38%, 03/15/33 1,130 1,149,439
Progressive Corp. (The), 4.95%, 06/15/33 .... 1,350 1,361,789
Prudential Financial, Inc., 5.75%, 07/15/33
(a)
.. 1,048 1,105,367
Security
Par (000)
Par (000) Value
Insurance (continued)
Reinsurance Group of America, Inc., 6.00%,
09/15/33
(a)
...................... USD 1,146 $ 1,185,969
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33 2,075 2,120,728
Travelers Property Casualty Corp., 6.38%,
03/15/33 ....................... 1,313 1,453,535
Willis North America, Inc., 5.35%, 05/15/33 ... 1,924 1,939,267
28,613,944
Interactive Media & Services — 0.7%
Meta Platforms, Inc., 4.95%, 05/15/33 ...... 4,587 4,672,817
IT Services — 0.5%
(a)
Booz Allen Hamilton, Inc., 5.95%, 08/04/33 ... 1,809 1,824,305
International Business Machines Corp., 4.75%,
02/06/33 ....................... 2,010 1,993,713
3,818,018
Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific, Inc., 5.09%, 08/10/33
(a)
2,785 2,816,429
Machinery — 0.8%
Ingersoll Rand, Inc., 5.70%, 08/14/33 ....... 2,667 2,740,455
Nordson Corp., 5.80%, 09/15/33 .......... 1,314 1,347,772
nVent Finance SARL, 5.65%, 05/15/33 ...... 1,355 1,342,444
5,430,671
Media — 3.2%
Charter Communications Operating LLC, 4.40%,
04/01/33 ....................... 2,908 2,639,404
Comcast Corp.
4.25% , 01/15/33 ................... 4,580 4,379,526
4.65% , 02/15/33 ................... 2,961 2,909,351
7.05% , 03/15/33
(a)
.................. 1,965 2,220,828
4.80% , 05/15/33 ................... 2,642 2,604,995
Fox Corp., 6.50%, 10/13/33 ............ 3,491 3,712,978
Interpublic Group of Cos., Inc. (The), 5.38%,
06/15/33
(a)
...................... 948 947,066
Paramount Global, 5.50%, 05/15/33 ....... 903 850,611
Time Warner Cable Enterprises LLC, 8.38%,
07/15/33 ....................... 2,575 2,934,092
23,198,851
Metals & Mining — 2.2%
BHP Billiton Finance USA Ltd.
4.90% , 02/28/33 ................... 2,032 2,013,838
5.25% , 09/08/33 ................... 4,138 4,188,949
Kinross Gold Corp., 6.25%, 07/15/33 ....... 1,452 1,528,183
Rio Tinto Alcan, Inc., 6.13%, 12/15/33 ...... 2,057 2,207,602
Rio Tinto Finance USA plc, 5.00%, 03/09/33
(a)
. 1,733 1,744,185
Vale Overseas Ltd., 6.13%, 06/12/33
(a)
...... 3,977 4,096,425
15,779,182
Multi-Utilities — 2.2%
Ameren Illinois Co., 4.95%, 06/01/33
(a)
...... 1,383 1,383,889
Black Hills Corp., 4.35%, 05/01/33 ........ 1,064 999,265
Consolidated Edison Co. of New York, Inc.,
5.20%, 03/01/33 .................. 1,440 1,462,725
Consumers Energy Co., 4.63%, 05/15/33 .... 1,847 1,804,904
Dominion Energy, Inc.
Series E , 6.30% , 03/15/33 ............. 930 981,178
Series F , 5.25% , 08/01/33
(a)
............ 1,375 1,364,477
National Grid plc, 5.81%, 06/12/33 ........ 2,161 2,239,637
NiSource, Inc., 5.40%, 06/30/33 .......... 1,363 1,372,946
Public Service Enterprise Group, Inc., 6.13%,
10/15/33 ....................... 1,112 1,168,337
Sempra, 5.50%, 08/01/33 .............. 1,919 1,928,762

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
Southern Co. Gas Capital Corp., 5.75%,
09/15/33 ....................... USD 1,410 $ 1,453,978
16,160,098
Office REITs — 0.5%
Boston Properties LP, 2.45%, 10/01/33 ...... 2,360 1,848,119
COPT Defense Properties LP, 2.90%, 12/01/33 1,101 885,821
Kilroy Realty LP, 2.65%, 11/15/33 ......... 1,183 895,657
3,629,597
Oil, Gas & Consumable Fuels — 9.9%
BP Capital Markets America, Inc.
4.81% , 02/13/33 ................... 6,138 6,022,140
4.89% , 09/11/33 ................... 4,078 4,006,223
Canadian Natural Resources Ltd., 6.45%,
06/30/33 ....................... 937 977,023
Cheniere Energy Partners LP, 5.95%, 06/30/33 . 3,892 3,977,892
ConocoPhillips Co., 5.05%, 09/15/33
(a)
...... 2,830 2,826,537
Diamondback Energy, Inc., 6.25%, 03/15/33 .. 2,926 3,056,695
Enbridge, Inc.
5.70% , 03/08/33
(a)
.................. 6,129 6,254,251
2.50% , 08/01/33 ................... 2,863 2,329,469
Energy Transfer LP
5.75% , 02/15/33 ................... 3,903 3,959,204
6.55% , 12/01/33 ................... 4,186 4,408,108
Enterprise Products Operating LLC
5.35% , 01/31/33 ................... 2,785 2,841,280
Series D , 6.88% , 03/01/33 ............ 1,417 1,570,791
Hess Corp., 7.13%, 03/15/33 ............ 1,528 1,712,815
Kinder Morgan Energy Partners LP, 7.30%,
08/15/33 ....................... 1,324 1,444,735
Kinder Morgan, Inc.
4.80% , 02/01/33 ................... 2,137 2,053,015
5.20% , 06/01/33 ................... 4,066 4,007,722
MPLX LP, 5.00%, 03/01/33 ............. 2,954 2,854,089
ONEOK, Inc., 6.05%, 09/01/33 ........... 4,160 4,271,068
Ovintiv, Inc., 6.25%, 07/15/33
(a)
.......... 1,673 1,648,486
Phillips 66 Co., 5.30%, 06/30/33
(a)
......... 2,511 2,487,503
Targa Resources Corp.
4.20% , 02/01/33 ................... 2,126 1,942,636
6.13% , 03/15/33 ................... 2,377 2,442,912
Western Midstream Operating LP, 6.15%,
04/01/33 ....................... 2,058 2,084,180
Williams Cos., Inc. (The), 5.65%, 03/15/33 ... 2,046 2,092,711
71,271,485
Personal Care Products — 0.7%
(a)
Estee Lauder Cos., Inc. (The), 4.65%, 05/15/33 1,921 1,856,322
Kenvue, Inc., 4.90%, 03/22/33 ........... 3,455 3,497,859
5,354,181
Pharmaceuticals — 4.2%
Astrazeneca Finance LLC, 4.88%, 03/03/33
(a)
.. 1,259 1,272,024
Bristol-Myers Squibb Co., 5.90%, 11/15/33 ... 2,790 2,976,721
Eli Lilly & Co., 4.70%, 02/27/33 .......... 2,833 2,846,678
Johnson & Johnson
4.95% , 05/15/33 ................... 1,390 1,436,107
4.38% , 12/05/33
(a)
.................. 2,267 2,250,316
Merck & Co., Inc.
4.50% , 05/17/33
(a)
.................. 4,005 3,969,065
6.50% , 12/01/33
(b)
.................. 1,743 1,963,842
Pfizer Investment Enterprises Pte. Ltd., 4.75%,
05/19/33 ....................... 13,651 13,471,999
30,186,752
Professional Services — 0.6%
Concentrix Corp., 6.85%, 08/02/33
(a)
....... 1,516 1,536,945
Jacobs Engineering Group, Inc., 5.90%, 03/01/33 1,353 1,376,508
Security
Par (000)
Par (000) Value
Professional Services (continued)
Verisk Analytics, Inc., 5.75%, 04/01/33 ...... USD 1,490 $ 1,546,511
4,459,964
Residential REITs — 0.8%
AvalonBay Communities, Inc.
5.00% , 02/15/33
(a)
.................. 1,036 1,031,154
5.30% , 12/07/33 ................... 915 926,239
Invitation Homes Operating Partnership LP,
5.50%, 08/15/33 .................. 920 919,135
Sun Communities Operating LP, 5.70%, 01/15/33 1,181 1,206,362
UDR, Inc.
(a)
1.90% , 03/15/33 ................... 941 733,906
2.10% , 06/15/33 ................... 910 713,442
5,530,238
Retail REITs — 0.9%
Agree LP, 2.60%, 06/15/33 ............. 926 754,928
Kimco Realty OP LLC, 4.60%, 02/01/33
(a)
.... 1,771 1,705,788
NNN REIT, Inc., 5.60%, 10/15/33 ......... 1,445 1,462,939
Realty Income Corp.
1.80% , 03/15/33 ................... 1,150 904,701
4.90% , 07/15/33 ................... 1,527 1,499,459
6,327,815
Semiconductors & Semiconductor Equipment — 4.0%
Broadcom, Inc.
(c)
2.60% , 02/15/33 ................... 4,924 4,143,296
3.42% , 04/15/33 ................... 6,125 5,454,003
Intel Corp., 5.20%, 02/10/33
(a)
........... 6,058 5,947,863
Marvell Technology, Inc., 5.95%, 09/15/33 .... 1,344 1,391,168
Micron Technology, Inc.
5.88% , 02/09/33 ................... 2,103 2,145,754
5.88% , 09/15/33 ................... 2,424 2,481,621
NXP BV, 5.00%, 01/15/33 .............. 2,860 2,766,223
QUALCOMM, Inc., 5.40%, 05/20/33 ....... 1,851 1,932,248
Texas Instruments, Inc., 4.90%, 03/14/33 .... 2,528 2,557,790
28,819,966
Software — 1.1%
Intuit, Inc., 5.20%, 09/15/33 ............. 3,455 3,547,445
Oracle Corp., 4.90%, 02/06/33 ........... 4,260 4,184,970
7,732,415
Specialized REITs — 1.7%
American Tower Corp.
5.65% , 03/15/33
(a)
.................. 2,081 2,149,285
5.55% , 07/15/33 ................... 2,345 2,397,400
5.90% , 11/15/33 ................... 2,251 2,359,036
Crown Castle, Inc., 5.10%, 05/01/33 ....... 2,129 2,083,264
Public Storage Operating Co., 5.10%, 08/01/33
(a)
1,779 1,807,735
Weyerhaeuser Co., 3.38%, 03/09/33 ....... 1,372 1,207,890
12,004,610
Specialty Retail — 1.7%
AutoZone, Inc.
4.75% , 02/01/33 ................... 1,776 1,733,782
5.20% , 08/01/33 ................... 885 882,709
6.55% , 11/01/33 ................... 1,208 1,312,817
Lowe's Cos., Inc.
(a)
5.00% , 04/15/33 ................... 3,367 3,355,133
5.15% , 07/01/33 ................... 2,776 2,787,458
Tractor Supply Co., 5.25%, 05/15/33 ....... 2,064 2,071,276
12,143,175
Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc., 4.30%, 05/10/33 ............ 2,658 2,658,350
Dell International LLC, 5.75%, 02/01/33
(a)
.... 2,749 2,845,479

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
HP, Inc., 5.50%, 01/15/33 .............. USD 3,143 $ 3,127,663
8,631,492
Tobacco — 2.0%
Altria Group, Inc., 6.88%, 11/01/33
(a)
....... 1,325 1,458,577
BAT Capital Corp., 6.42%, 08/02/33 ....... 3,541 3,789,225
Philip Morris International, Inc.
5.38% , 02/15/33 ................... 6,071 6,215,412
5.63% , 09/07/33 ................... 2,633 2,734,805
14,198,019
Trading Companies & Distributors — 0.3%
GATX Corp.
4.90% , 03/15/33 ................... 1,133 1,104,738
5.45% , 09/15/33 ................... 946 946,504
2,051,242
Wireless Telecommunication Services — 1.5%
T-Mobile USA, Inc.
5.20% , 01/15/33 ................... 3,386 3,402,905
5.05% , 07/15/33 ................... 7,251 7,203,642
10,606,547
Total Long-Term Investments — 98 .2%
(Cost: $ 706,371,283 ) .............................. 708,758,099
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 13.0%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(f)
................... 90,282,153 $ 90,318,266
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 4,025,867 4,025,867
Total Short-Term Securities — 13 .0%
(Cost: $ 94,346,792 ) ............................... 94,344,133
Total Investments — 111 .2%
(Cost: $ 800,718,075 ) .............................. 803,102,232
Liabilities in Excess of Other Assets — (11.2) % ............ (81,212,376)
Net Assets — 100.0% ...............................
$ 721,889,856
(a)
All or a portion of this security is on loan.
(b)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 55,676,923 $ 34,665,382
(a)
$ — $ (9,788) $ (14,251) $ 90,318,266 90,282,153 $ 139,531
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 3,081,439 944,428
(a)
— — — 4,025,867 4,025,867 66,565 —
$ (9,788) $ (14,251) $ 94,344,133 $ 206,096 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF
14
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 708,758,099 $ — $ 708,758,099
Short-Term Securities
Money Market Funds ...................................... 94,344,133 — — 94,344,133
$ 94,344,133 $ 708,758,099 $ — $ 803,102,232

Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
iBonds
®
Dec 2035 Term Corporate ETF
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 3.1%
Boeing Co. (The), 3.25%, 02/01/35 ........ USD 123 $ 101,214
Embraer Netherlands Finance BV, 5.98%,
02/11/35 ....................... 108 109,809
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 ............... 175 166,583
General Dynamics Corp., 4.95%, 08/15/35 ... 120 120,333
Hexcel Corp., 5.88%, 02/26/35 ........... 48 47,708
Huntington Ingalls Industries, Inc., 5.75%,
01/15/35 ....................... 84 85,608
L3Harris Technologies, Inc., 4.85%, 04/27/35 .. 64 61,783
Leidos, Inc., 5.50%, 03/15/35 ........... 84 83,555
Lockheed Martin Corp., 3.60%, 03/01/35 .... 84 74,972
RTX Corp., 5.40%, 05/01/35 ............ 71 72,166
Textron, Inc., 5.50%, 05/15/35 ........... 84 83,390
1,007,121
Air Freight & Logistics — 0.2%
FedEx Corp., 3.90%, 02/01/35
(a)
.......... 65 56,901
Automobiles — 0.3%
General Motors Co., 5.00%, 04/01/35 ...... 125 114,479
Banks — 1.9%
Banco Santander SA, 6.03%, 01/17/35 ...... 165 171,108
HSBC Bank USA NA, 5.63%, 08/15/35 ...... 50 50,248
Sumitomo Mitsui Financial Group, Inc., 5.63%,
01/15/35 ....................... 165 169,884
Wachovia Corp., 5.50%, 08/01/35 ......... 78 78,070
Wells Fargo & Co., 5.38%, 02/07/35 ....... 161 163,378
632,688
Beverages — 1.7%
Anheuser-Busch InBev Worldwide, Inc., 5.88%,
06/15/35 ....................... 50 53,548
Diageo Investment Corp.
5.63%, 04/15/35 ................... 125 128,675
7.45%, 04/15/35 ................... 64 75,277
Keurig Dr Pepper, Inc., 5.15%, 05/15/35 ..... 80 79,844
PepsiCo, Inc., 5.00%, 02/07/35 .......... 208 210,082
547,426
Biotechnology — 3.5%
AbbVie, Inc.
4.55%, 03/15/35 ................... 275 264,630
5.20%, 03/15/35 ................... 165 167,200
4.50%, 05/14/35 ................... 410 392,780
Gilead Sciences, Inc.
5.10%, 06/15/35 ................... 191 191,659
4.60%, 09/01/35 ................... 136 130,803
1,147,072
Broadline Retail — 0.6%
Alibaba Group Holding Ltd., 5.25%, 05/26/35
(a)
. 185 184,179
Building Products — 1.1%
CRH America Finance, Inc., 5.50%, 01/09/35 .. 205 208,114
Holcim Finance US LLC, 5.40%, 04/07/35
(a)
... 165 164,960
373,074
Capital Markets — 1.6%
Ameriprise Financial, Inc., 5.20%, 04/15/35 ... 147 147,159
Brookfield Asset Management Ltd., 5.80%,
04/24/35 ....................... 130 132,091
Brookfield Finance, Inc., 5.68%, 01/15/35 .... 90 90,815
LPL Holdings, Inc.
5.65%, 03/15/35 ................... 85 84,033
Security
Par (000)
Par (000) Value
Capital Markets (continued)
5.75%, 06/15/35 ................... USD 85 $ 84,530
538,628
Chemicals — 0.4%
Dow Chemical Co. (The), 5.35%, 03/15/35 ... 64 62,239
Nutrien Ltd., 4.13%, 03/15/35 ........... 70 62,648
124,887
Commercial Services & Supplies — 1.7%
RELX Capital, Inc., 5.25%, 03/27/35 ....... 123 123,929
Republic Services, Inc., 5.15%, 03/15/35 .... 115 116,264
Rollins, Inc., 5.25%, 02/24/35
(a)
.......... 81 80,897
Waste Management, Inc., 4.95%, 03/15/35 ... 245 244,079
565,169
Communications Equipment — 0.6%
Cisco Systems, Inc., 5.10%, 02/24/35 ...... 208 210,687
Consumer Finance — 1.8%
American Honda Finance Corp., 5.20%, 03/05/35 85 84,803
Ford Motor Credit Co. LLC, 6.50%, 02/07/35 .. 205 198,320
General Motors Financial Co., Inc., 5.90%,
01/07/35 ....................... 163 161,651
Toyota Motor Credit Corp., 5.35%, 01/09/35 ... 140 143,514
588,288
Consumer Staples Distribution & Retail — 2.4%
Sysco Corp.
5.40%, 03/23/35 ................... 91 91,102
5.38%, 09/21/35 ................... 65 65,474
Target Corp., 5.00%, 04/15/35 ........... 165 163,580
Walmart, Inc.
4.90%, 04/28/35 ................... 245 248,101
5.25%, 09/01/35 ................... 219 228,485
796,742
Containers & Packaging — 1.0%
Amcor Flexibles North America, Inc., 5.50%,
03/17/35
(a)
...................... 125 124,489
International Paper Co., 5.00%, 09/15/35 .... 64 62,521
Smurfit Westrock Financing DAC, 5.42%,
01/15/35
(a)
...................... 140 140,161
327,171
Diversified Consumer Services — 1.0%
Leland Stanford Junior University (The), 4.68%,
03/01/35 ....................... 60 59,223
Northwestern University, 4.94%, 12/01/35 .... 85 85,255
President & Fellows of Harvard College, 4.61%,
02/15/35 ....................... 122 120,013
Trustees of Columbia University in the City of
New York (The), Series 2024, 4.36%, 10/01/35 55 52,514
317,005
Diversified REITs — 0.6%
Safehold GL Holdings LLC, 5.65%, 01/15/35 .. 65 63,240
VICI Properties LP, 5.63%, 04/01/35 ....... 145 143,750
206,990
Diversified Telecommunication Services — 3.6%
AT&T, Inc., 4.50%, 05/15/35 ............ 410 387,192
Verizon Communications, Inc.
4.78%, 02/15/35 ................... 355 344,981
5.25%, 04/02/35 ................... 370 372,002
5.85%, 09/15/35 ................... 70 73,020
1,177,195

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2035 Term Corporate ETF
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities — 8.9%
Alabama Power Co., 5.10%, 04/02/35 ...... USD 70 $ 70,257
CenterPoint Energy Houston Electric LLC,
5.05%, 03/01/35 .................. 84 83,412
Dominion Energy South Carolina, Inc., Series
2025, 5.30%, 01/15/35 .............. 70 70,833
Duke Energy Carolinas LLC, 5.25%, 03/15/35 . 114 115,797
Duke Energy Indiana LLC, 6.12%, 10/15/35 ... 60 63,485
Duke Energy Progress LLC, 5.05%, 03/15/35 .. 135 134,510
El Paso Electric Co., 6.00%, 05/15/35 ...... 63 64,911
Entergy Texas, Inc., 5.25%, 04/15/35 ....... 79 79,113
Evergy Kansas Central, Inc., 5.25%, 03/15/35 . 50 50,416
Exelon Corp.
4.95%, 06/15/35 ................... 55 52,566
5.63%, 06/15/35 ................... 80 80,954
FirstEnergy Transmission LLC, 5.00%, 01/15/35 65 64,099
Florida Power & Light Co., 4.95%, 06/01/35 ... 50 49,909
Georgia Power Co., 5.20%, 03/15/35 ....... 120 120,894
Jersey Central Power & Light Co., 5.10%,
01/15/35
(a)
...................... 117 115,457
MidAmerican Energy Co., 5.75%, 11/01/35 ... 50 52,691
National Grid USA, 5.80%, 04/01/35 ....... 50 50,175
NextEra Energy Capital Holdings, Inc., 5.45%,
03/15/35 ....................... 165 166,332
Northern States Power Co., 5.05%, 05/15/35 .. 90 90,215
NSTAR Electric Co., 5.20%, 03/01/35 ...... 67 67,003
Oncor Electric Delivery Co. LLC, 5.35%,
04/01/35
(a)
...................... 105 106,398
Pacific Gas & Electric Co., 5.70%, 03/01/35 ... 164 161,595
PacifiCorp, 5.25%, 06/15/35 ............ 50 49,810
Public Service Co. of Oklahoma, 5.20%,
01/15/35 ....................... 100 98,492
Public Service Electric & Gas Co., Series Q,
5.05%, 03/01/35 .................. 64 64,823
Southern California Edison Co.
5.45%, 03/01/35 ................... 138 134,002
Series 04-G, 5.75%, 04/01/35 .......... 55 55,376
Series 05-E, 5.35%, 07/15/35 .......... 58 53,011
Southern Co. (The), 4.85%, 03/15/35 ....... 145 140,686
Tampa Electric Co., 5.15%, 03/01/35 ....... 100 99,638
Union Electric Co., 5.25%, 04/15/35 ....... 80 81,181
Virginia Electric & Power Co., 5.15%, 03/15/35 . 100 98,973
Xcel Energy, Inc., 5.60%, 04/15/35 ........ 125 126,428
2,913,442
Electrical Equipment — 0.3%
Emerson Electric Co., 5.00%, 03/15/35 ..... 85 86,194
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., 5.00%, 01/15/35 ......... 122 122,182
Energy Equipment & Services — 0.5%
Halliburton Co., 4.85%, 11/15/35 ......... 164 154,179
Entertainment — 0.5%
Walt Disney Co. (The), 6.40%, 12/15/35 ..... 160 177,818
Financial Services — 2.0%
Mastercard, Inc., 4.55%, 01/15/35 ......... 178 173,808
ORIX Corp., 5.40%, 02/25/35 ........... 84 84,041
PayPal Holdings, Inc., 5.10%, 04/01/35 ..... 100 99,478
Shell International Finance BV, 4.13%, 05/11/35 50 47,701
Visa, Inc., 4.15%, 12/14/35 ............. 245 233,199
638,227
Food Products — 2.8%
Archer-Daniels-Midland Co., 5.38%, 09/15/35 . 70 71,614
Campbell's Co. (The), 4.75%, 03/23/35 ..... 128 122,393
Flowers Foods, Inc., 5.75%, 03/15/35 ...... 80 80,521
Security
Par (000)
Par (000) Value
Food Products (continued)
General Mills, Inc., 5.25%, 01/30/35 ....... USD 122 $ 121,938
Hershey Co. (The), 5.10%, 02/24/35 ....... 82 82,761
J M Smucker Co. (The), 4.25%, 03/15/35 .... 108 99,065
JBS USA LUX SARL, 5.95%, 04/20/35
(a)
..... 164 169,209
Kraft Heinz Foods Co.
5.40%, 03/15/35 ................... 80 80,540
5.00%, 07/15/35 ................... 99 97,672
925,713
Gas Utilities — 0.4%
National Fuel Gas Co., 5.95%, 03/15/35 ..... 82 82,058
Piedmont Natural Gas Co., Inc., 5.10%, 02/15/35 64 63,818
145,876
Ground Transportation — 1.7%
Canadian Pacific Railway Co.
5.20%, 03/30/35 ................... 100 100,472
4.80%, 09/15/35 ................... 50 48,286
CSX Corp., 5.05%, 06/15/35 ............ 100 99,586
Norfolk Southern Corp., 5.10%, 05/01/35 .... 65 65,250
Union Pacific Corp.
3.38%, 02/01/35 ................... 75 66,136
5.10%, 02/20/35 ................... 162 163,158
542,888
Health Care Equipment & Supplies — 1.9%
Boston Scientific Corp., 6.50%, 11/15/35
(b)
.... 56 62,116
Medtronic, Inc., 4.38%, 03/15/35 ......... 313 299,943
Stryker Corp., 5.20%, 02/10/35 .......... 163 164,291
Zimmer Biomet Holdings, Inc., 5.50%, 02/19/35 100 101,736
628,086
Health Care Providers & Services — 3.1%
Cencora, Inc., 5.15%, 02/15/35 .......... 117 117,114
CVS Health Corp., 4.88%, 07/20/35 ........ 107 100,440
Elevance Health, Inc., 5.20%, 02/15/35 ..... 196 196,213
HCA, Inc., 5.75%, 03/01/35 ............. 245 247,389
Humana, Inc., 5.55%, 05/01/35 .......... 125 124,009
Orlando Health Obligated Group, 5.48%,
10/01/35 ....................... 64 65,592
UnitedHealth Group, Inc., 4.63%, 07/15/35 ... 164 157,923
1,008,680
Health Care REITs — 1.0%
Alexandria Real Estate Equities, Inc.
4.75%, 04/15/35 ................... 84 78,702
5.50%, 10/01/35 ................... 91 90,015
Healthpeak OP LLC, 5.38%, 02/15/35 ...... 84 83,449
Ventas Realty LP, 5.00%, 01/15/35 ........ 87 83,922
336,088
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts LP, 5.50%, 04/15/35 ... 116 112,013
Hotels, Restaurants & Leisure — 1.8%
Expedia Group, Inc., 5.40%, 02/15/35 ...... 162 159,502
Marriott International, Inc., 5.35%, 03/15/35 ... 166 163,293
McDonald's Corp.
4.95%, 03/03/35 ................... 145 143,715
4.70%, 12/09/35 ................... 125 121,479
587,989
Household Durables — 0.8%
DR Horton, Inc., 5.50%, 10/15/35 ......... 113 113,271
Meritage Homes Corp., 5.65%, 03/15/35 ..... 85 82,908
PulteGroup, Inc., 6.00%, 02/15/35 ......... 50 51,290
247,469

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2035 Term Corporate ETF
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Products — 0.3%
Procter & Gamble Co. (The), 4.60%, 05/01/35 . USD 90 $ 89,866
Industrial Conglomerates — 1.0%
3M Co., 5.15%, 03/15/35 .............. 90 89,394
Honeywell International, Inc., 5.00%, 03/01/35 . 237 235,668
325,062
Industrial REITs — 0.3%
Prologis LP, 5.00%, 01/31/35 ............ 112 110,724
Insurance — 3.8%
Allstate Corp. (The), 5.55%, 05/09/35 ...... 91 93,393
American International Group, Inc., 3.88%,
01/15/35 ....................... 85 76,459
Arthur J Gallagher & Co., 5.15%, 02/15/35 ... 246 244,240
Loews Corp., 6.00%, 02/01/35 ........... 50 54,037
Marsh & McLennan Cos., Inc., 5.00%, 03/15/35 325 322,259
MetLife, Inc., 5.70%, 06/15/35 ........... 164 171,733
Prudential Financial, Inc., 5.20%, 03/14/35 ... 125 125,269
RenaissanceRe Holdings Ltd., 5.80%, 04/01/35 80 82,193
Selective Insurance Group, Inc., 5.90%, 04/15/35 65 65,328
1,234,911
Interactive Media & Services — 0.6%
Alphabet, Inc., 4.50%, 05/15/35 .......... 205 202,108
IT Services — 0.8%
Booz Allen Hamilton, Inc., 5.95%, 04/15/35 ... 105 104,461
International Business Machines Corp., 5.20%,
02/10/35 ....................... 147 147,266
251,727
Machinery — 1.0%
Caterpillar, Inc., 5.30%, 09/15/35 ......... 50 52,856
Deere & Co., 5.45%, 01/16/35 ........... 205 211,754
Dover Corp., 5.38%, 10/15/35 ........... 50 51,371
315,981
Media — 2.1%
Charter Communications Operating LLC, 6.38%,
10/23/35 ....................... 329 332,790
Comcast Corp.
5.65%, 06/15/35 ................... 125 129,685
4.40%, 08/15/35 ................... 131 123,238
6.50%, 11/15/35 ................... 102 112,922
698,635
Metals & Mining — 3.3%
Barrick Gold Corp., 6.45%, 10/15/35 ....... 50 53,880
BHP Billiton Finance USA Ltd., 5.30%, 02/21/35 204 205,208
Newmont Corp., 5.88%, 04/01/35 ......... 92 97,274
Nucor Corp., 5.10%, 06/01/35 ........... 80 78,539
Rio Tinto Alcan, Inc., 5.75%, 06/01/35 ...... 50 53,177
Rio Tinto Finance USA plc, 5.25%, 03/14/35 .. 290 291,028
Southern Copper Corp., 7.50%, 07/27/35 .... 167 189,749
Steel Dynamics, Inc., 5.25%, 05/15/35 ...... 100 98,983
1,067,838
Multi-Utilities — 2.9%
Ameren Corp., 5.38%, 03/15/35 .......... 122 121,897
Black Hills Corp., 6.00%, 01/15/35 ........ 73 75,345
Consolidated Edison Co. of New York, Inc.
Series 05-A, 5.30%, 03/01/35 .......... 55 55,863
5.13%, 03/15/35 ................... 72 72,309
Consumers Energy Co., 5.05%, 05/15/35 .... 100 100,274
Dominion Energy, Inc.
5.45%, 03/15/35 ................... 115 114,568
Series B, 5.95%, 06/15/35 ............. 85 87,912
Public Service Enterprise Group, Inc., 5.40%,
03/15/35 ....................... 66 66,197
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
Puget Energy, Inc., 5.73%, 03/15/35
(a)
...... USD 100 $ 99,563
San Diego Gas & Electric Co., 5.40%, 04/15/35 140 141,230
935,158
Office REITs — 0.4%
Boston Properties LP, 5.75%, 01/15/35 ...... 140 138,070
Oil, Gas & Consumable Fuels — 9.5%
APA Corp., 6.10%, 02/15/35
(a)
........... 55 51,758
Canadian Natural Resources Ltd., 5.85%,
02/01/35 ....................... 58 57,767
Chevron USA, Inc., 4.98%, 04/15/35 ....... 122 122,204
ConocoPhillips Co., 5.00%, 01/15/35 ....... 205 201,528
Coterra Energy, Inc., 5.40%, 02/15/35 ...... 122 117,849
Diamondback Energy, Inc., 5.55%, 04/01/35 .. 195 191,827
Eastern Energy Gas Holdings LLC, 5.80%,
01/15/35 ....................... 114 117,654
Energy Transfer LP
4.90%, 03/15/35 ................... 85 79,270
5.70%, 04/01/35 ................... 204 201,751
Enterprise Products Operating LLC, 4.95%,
02/15/35 ....................... 180 176,741
EOG Resources, Inc., 3.90%, 04/01/35 ..... 83 75,329
Expand Energy Corp., 5.70%, 01/15/35 ..... 124 122,629
HF Sinclair Corp., 6.25%, 01/15/35 ........ 122 117,377
Kinder Morgan Energy Partners LP, 5.80%,
03/15/35 ....................... 187 188,843
Marathon Petroleum Corp., 5.70%, 03/01/35 .. 147 143,766
MPLX LP, 5.40%, 04/01/35 ............. 165 160,106
ONEOK, Inc., 6.00%, 06/15/35 ........... 65 65,358
Phillips 66 Co., 4.95%, 03/15/35 .......... 99 93,401
Plains All American Pipeline LP, 5.95%, 06/15/35 164 164,097
Shell Finance US, Inc., 4.13%, 05/11/35 ..... 194 181,123
Targa Resources Corp.
5.50%, 02/15/35 ................... 165 161,263
5.55%, 08/15/35 ................... 165 161,629
Williams Cos., Inc. (The), 5.60%, 03/15/35 ... 164 165,372
3,118,642
Pharmaceuticals — 1.7%
Eli Lilly & Co., 5.10%, 02/12/35 .......... 208 212,295
GlaxoSmithKline Capital, Inc., 4.88%, 04/15/35 . 125 123,935
Johnson & Johnson, 5.00%, 03/01/35 ...... 203 207,227
543,457
Professional Services — 1.1%
Paychex, Inc., 5.60%, 04/15/35 .......... 195 198,045
TR Finance LLC, 5.50%, 08/15/35 ........ 60 60,163
Verisk Analytics, Inc., 5.25%, 03/15/35 ...... 115 114,020
372,228
Real Estate Management & Development — 0.2%
CBRE Services, Inc., 5.50%, 06/15/35 ...... 80 79,720
Residential REITs — 0.9%
American Homes 4 Rent LP, 5.25%, 03/15/35 . 84 81,836
Essex Portfolio LP, 5.38%, 04/01/35 ....... 65 64,717
Invitation Homes Operating Partnership LP,
4.88%, 02/01/35 .................. 82 77,964
Mid-America Apartments LP, 4.95%, 03/01/35 . 60 58,500
283,017
Retail REITs — 1.1%
Brixmor Operating Partnership LP, 5.75%,
02/15/35 ....................... 65 65,762
Kimco Realty OP LLC, 4.85%, 03/01/35 ..... 83 79,569
Phillips Edison Grocery Center Operating
Partnership I LP, 4.95%, 01/15/35 ....... 55 52,279
Realty Income Corp., 5.13%, 04/15/35 ...... 100 99,040

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2035 Term Corporate ETF
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Retail REITs (continued)
Regency Centers LP, 5.10%, 01/15/35 ...... USD 56 $ 55,210
351,860
Semiconductors & Semiconductor Equipment — 3.2%
Applied Materials, Inc., 5.10%, 10/01/35 ..... 80 81,574
Broadcom, Inc., 3.14%, 11/15/35
(a)
........ 535 443,270
Micron Technology, Inc.
5.80%, 01/15/35 ................... 164 163,251
6.05%, 11/01/35 ................... 205 208,005
QUALCOMM, Inc., 4.65%, 05/20/35 ....... 164 161,126
1,057,226
Software — 4.0%
Adobe, Inc., 5.30%, 01/17/35 ............ 85 88,220
Microsoft Corp.
3.50%, 02/12/35 ................... 243 226,167
4.20%, 11/03/35 ................... 116 113,997
Oracle Corp.
3.90%, 05/15/35 ................... 203 179,867
5.50%, 08/03/35 ................... 289 290,241
Synopsys, Inc., 5.15%, 04/01/35 .......... 395 396,282
1,294,774
Specialized REITs — 0.9%
American Tower Corp.
5.40%, 01/31/35 ................... 100 101,032
5.35%, 03/15/35 ................... 55 55,398
Extra Space Storage LP
5.35%, 01/15/35 ................... 64 62,972
5.40%, 06/15/35 ................... 85 83,520
302,922
Specialty Retail — 0.4%
AutoNation, Inc., 5.89%, 03/15/35 ......... 83 82,008
Lowe's Cos., Inc., 5.50%, 10/15/35 ........ 56 57,255
139,263
Technology Hardware, Storage & Peripherals — 1.8%
Dell International LLC
4.85%, 02/01/35 ................... 130 122,520
5.50%, 04/01/35 ................... 165 161,830
Hewlett Packard Enterprise Co., 6.20%,
10/15/35
(b)
...................... 119 123,511
HP, Inc., 6.10%, 04/25/35 .............. 80 80,894
NetApp, Inc., 5.70%, 03/17/35 ........... 105 105,510
594,265
Textiles, Apparel & Luxury Goods — 0.4%
Tapestry, Inc., 5.50%, 03/11/35 .......... 121 117,901
Tobacco — 1.4%
Altria Group, Inc., 5.63%, 02/06/35 ........ 83 83,827
BAT Capital Corp., 5.63%, 08/15/35 ....... 165 165,808
Philip Morris International, Inc., 4.88%, 04/30/35 100 98,044
Reynolds American, Inc., 5.70%, 08/15/35 .... 121 121,539
469,218
Trading Companies & Distributors — 0.3%
GATX Corp., 5.50%, 06/15/35 ........... 84 83,245
Water Utilities — 0.4%
American Water Capital Corp., 5.25%, 03/01/35 134 134,806
Wireless Telecommunication Services — 1.5%
America Movil SAB de CV, 6.38%, 03/01/35 ... 159 171,486
T-Mobile USA, Inc.
4.70%, 01/15/35 ................... 145 139,138
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
5.30%, 05/15/35 ................... USD 165 $ 165,681
476,305
Total Long-Term Investments — 98.8%
(Cost: $32,341,493) ............................... 32,331,475
Shares
Shares
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.30%
(c)(d)
.................. 65,643 65,643
Total Short-Term Securities — 0.2%
(Cost: $65,643) ................................. 65,643
Total Investments — 99.0%
(Cost: $32,407,136 ) ............................... 32,397,118
Other Assets Less Liabilities — 1.0% .................... 321,519
Net Assets — 100.0% ...............................
$ 32,718,637
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2035 Term Corporate ETF
Schedules of Investments
19
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
03/25/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ — $ 65,643
(a)
$ — $ — $ — $ 65,643 65,643 $ 198 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 32,331,475 $ — $ 32,331,475
Short-Term Securities
Money Market Funds ...................................... 65,643 — — 65,643
$ 65,643 $ 32,331,475 $ — $ 32,397,118

Statements of Assets and Liabilities
(unaudited)
April 30, 2025
2025
iShares Semi-Annual Financial Statements and Additional Information
20
See notes to financial statements.
iShares iBonds
Dec 2032 Term
Corporate ETF
iShares iBonds
Dec 2033 Term
Corporate ETF
iShares iBonds
Dec 2035 Term
Corporate ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................................... $ 1,027,714,569 $ 708,758,099 $ 32,331,475
Investments, at value — affiliated
(c)
............................................................ 127,534,586 94,344,133 65,643
Cash ............................................................................... 4,439 147 —
Receivables: – – –
Investment s sold ...................................................................... 2,141,696 — —
Securities lending income — affiliated ........................................................ 21,184 22,304 —
Dividends — affiliated ................................................................... 10,674 13,127 155
Interest — unaffiliated ................................................................... 10,909,173 9,398,034 363,960
Total a ssets ...........................................................................
1,168,336,321 812,535,844 32,761,233
LIABILITIES
Collateral on securities loaned ............................................................... 122,725,446 90,334,333 —
Payables: – – –
Investments purchased .................................................................. 2,492,551 253,250 41,652
Investment advisory fees ................................................................. 84,027 58,405 944
Total li abilities ..........................................................................
125,302,024 90,645,988 42,596
Commitments and contingent liabilities — — —
NET ASSETS ..........................................................................
$ 1,043,034,297 $ 721,889,856 $ 32,718,637
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 1,027,095,527 $ 712,764,875 $ 32,669,564
Accumulated earnings .................................................................... 15,938,770 9,124,981 49,073
NET ASSETS ..........................................................................
$ 1,043,034,297 $ 721,889,856 $ 32,718,637
NET ASSET VALUE
Shares outstanding ......................................................................
41,800,000 28,300,000 1,300,000
Net asset value .........................................................................
$ 24.95 $ 25.51 $ 25.17
Shares authorized .......................................................................
Unlimited Unlimited Unlimited
Par value .............................................................................
None None None
(a)
  Investments, at cost — unaffiliated ..................................................... $ 1,016,023,855 $ 706,371,283 $ 32,341,493
(b)
  Securities loaned, at value .......................................................... $ 118,471,445 $ 87,034,941 $ —
(c)
  Investments, at cost — affiliated ....................................................... $ 127,533,455 $ 94,346,792 $ 65,643

Statements of Operations
(unaudited)

Six Months Ended April 30, 2025
21
Statements of Operations
iShares iBonds
Dec 2032 Term
Corporate ETF
iShares iBonds
Dec 2033 Term
Corporate ETF
iShares iBonds
Dec 2035 Term
Corporate ETF
(a)
INVESTMENT INCOME – – –
Dividends — affiliated .............................................................. $ 59,667 $ 66,565 $ 198
Interest — unaffiliated .............................................................. 24,627,781 18,025,789 59,988
Securities lending income — affiliated — net .............................................. 135,053 139,531 —
Total investment income ..............................................................
24,822,501 18,231,885 60,186
EXPENSES
Investment advisory ............................................................... 471,556 346,000 1,099
Interest expense ................................................................. — 26 —
Total e xpenses ....................................................................
471,556 346,026 1,099
Less: – – –
Investment advisory fees waived ...................................................... (1,215) (1,364) (4)
Total ex penses after fees waived ........................................................
470,341 344,662 1,095
Net investment income ...............................................................
24,352,160 17,887,223 59,091
REALIZED AND UNREALIZED GAIN (LOSS) $ 1,430,637 $ (913,096) $ (10,018)
Net realized gain (loss) from:
Investments — unaffiliated ........................................................ $ (770,379) $ (130,684) $ —
Investments — affiliated .......................................................... (7,479) (9,788) —
In-kind redemptions — unaffiliated
(b)
.................................................. 1,145,147 3,886,676 —
367,289 3,746,204 —
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................ 1,080,579 (4,645,050) (10,018)
Investments — affiliated .......................................................... (17,233) (14,251) —
1,063,346 (4,659,301) (10,018)
Net realized and unrealized gain (loss) ....................................................
1,430,635 (913,097) (10,018)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................
$ 25,782,795 $ 16,974,126 $ 49,073
(a)
For the period from March 25, 2025 (commencement of operations) to April 30, 2025.
(b)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets

2025
iShares Semi-Annual Financial Statements and Additional Information
22
See notes to financial statements.
iShares iBonds Dec 2032 Term Corporate ETF iShares iBonds Dec 2033 Term Corporate ETF
Six Months Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Six Months Ended
04/30/25
(unaudited)
Year Ended
10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 24,352,160 $ 30,437,701 $ 17,887,223 $ 20,769,835
Net realized gain ................................................ 367,289 1,100,760 3,746,204 437,390
Net change in unrealized appreciation (depreciation) ........................ 1,063,346 28,076,321 (4,659,301) 10,202,184
Net increase in net assets resulting from operations ...........................
25,782,795 59,614,782 16,974,126 31,409,409
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(23,382,167)
(b)
(28,049,741) (17,555,773)
(b)
(18,301,559)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
189,766,675 574,788,004 59,874,836 571,257,487
NET ASSETS
Total increase in net assets ........................................... 192,167,303 606,353,045 59,293,189 584,365,337
Beginning of period ................................................
850,866,994 244,513,949 662,596,667 78,231,330
End of period ....................................................
$ 1,043,034,297 $ 850,866,994 $ 721,889,856 $ 662,596,667
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
23
Statements of Changes in Net Assets
See notes to financial statements.
iShares iBonds Dec
2035 Term Corporate
ETF
Period from
03/25/25
(a)
to 04/30/25
(unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................................... $ 59,091
Net change in unrealized appreciation (depreciation) ........................................................................... (10,018)
Net increase in net assets resulting from operations ..............................................................................
49,073
CAPITAL SHARE TRANSACTIONS
$ –
Net increase in net assets derived from capital share transactions ....................................................................
32,669,564
NET ASSETS
Total increase in net assets .............................................................................................. 32,718,637
Beginning of period ...................................................................................................
—
End of period .......................................................................................................
$ 32,718,637
(a)
Commencement of operations.

Financial Highlights
(For a share outstanding throughout each period)
2025
iShares Semi-Annual Financial Statements and Additional Information
24
iShares iBonds Dec 2032 Term Corporate ETF
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Period from
06/28/22
(a)
to 10/31/22
Net asset value, beginning of period ............................................
$ 24.95  $ 22.85  $ 23.37  $ 24.98
Net investment income
(b)
....................................................
0 .63  1 .28  1 .26  0 .42
Net realized and unrealized gain (loss)
(c)
..........................................
(0.01) 2.05  (0.63) (1.74)
Net increase (decrease) from investment operations ................................... 0.62  3.33  0.63  (1.32)
Distributions from net investment income
(d)
....................................... (0.62)
(e)
(1.23) (1.15) (0.29)
Net asset value, end of period ................................................. $ 24.95  $ 24.95  $ 22.85  $ 23.37
Total Return
(f)
Based on net asset value ..................................................... 2.53%
(g)
14.76% 2.49% (5.34)%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ............................................................
0.10%
(i)
0.10% 0.10% 0.10%
(i)
Total expenses after fees waived ................................................
0.10%
(i)
0.10% 0.10% 0.10%
(i)
Net investment income .......................................................
5.16%
(i)
5.16% 5.22% 4.97%
(i)
Supplemental Data
Net assets, end of period (000) ................................................. $ 1,043,034  $ 850,867  $ 244,514  $ 16,361
Portfolio turnover rate
(j)
....................................................... 6% 2% 4% 4%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
25
Financial Highlights
iShares iBonds Dec 2033 Term Corporate ETF
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Period from
06/21/23
(a)
to 10/31/23
Net asset value, beginning of period ..........................................................
$ 25.53  $ 23.35  $ 25.00
Net investment income
(b)
..................................................................
0 .65  1 .32  0 .48
Net realized and unrealized gain (loss)
(c)
........................................................
(0.03) 2.09  (1.85)
Net increase (decrease) from investment operations ................................................. 0.62  3.41  (1.37)
Distributions from net investment income
(d)
..................................................... (0.64)
(e)
(1.23) (0.28)
Net asset value, end of period ............................................................... $ 25.51  $ 25.53  $ 23.35
Total Return
(f)
Based on net asset value ................................................................... 2.45%
(g)
14.79% (5.52)%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ..........................................................................
0.10%
(i)
0.10% 0.10%
(i)
Total expenses after fees waived ..............................................................
0.10%
(i)
0.10% 0.10%
(i)
Net investment income .....................................................................
5.17%
(i)
5.20% 5.43%
(i)
Supplemental Data
Net assets, end of period (000) ............................................................... $ 721,890  $ 662,597  $ 78,231
Portfolio turnover rate
(j)
..................................................................... 1% 1% 1%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
2025
iShares Semi-Annual Financial Statements and Additional Information
26
iShares iBonds
Dec 2035 Term
Corporate ETF
Period from
03/25/25
(a)
to 04/30/25
(unaudited)
Net asset value, beginning of period .......................................................................................
$ 25.00
Net investment income
(b)
...............................................................................................
0 .13
Net realized and unrealized gain
(c)
.........................................................................................
0.04
Net increase from investment operations ...................................................................................... 0.17
Net asset value, end of period ............................................................................................ $ 25.17
Total Return
(d)
Based on net asset value ................................................................................................ 0.67%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .......................................................................................................
0.10%
(g)
Total expenses after fees waived ...........................................................................................
0.10%
(g)
Net investment income ..................................................................................................
5.38%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 32,719
Portfolio turnover rate
(h)
.................................................................................................. 0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
27
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures ("ASU 2023-07") during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of operations.
The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker ("CODM") and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may
iShares ETF
Diversification
Classification
iBonds Dec 2032 Term Corporate .......................................................................................... Non-diversified
iBonds Dec 2033 Term Corporate .......................................................................................... Non-diversified
iBonds Dec 2035 Term Corporate
(a)
......................................................................................... Non-diversified
(a)
The Fund commenced operations on March 25, 2025.

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
28
hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(unaudited) (continued)
29
Notes to Financial Statements
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. ("BlackRock"). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.10%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
iBonds Dec 2032 Term Corporate
Barclays Bank plc ...................................... $ 24,706,228 $ (24,706,228) $ – $ –
BMO Capital Markets Corp. ............................... 2,335,478 (2,335,478) – –
BNP Paribas SA ....................................... 78,368 (78,368) – –
Citigroup Global Markets, Inc. .............................. 4,672,956 (4,672,956) – –
J.P. Morgan Securities LLC ............................... 17,336,964 (17,336,964) – –
Jefferies LLC ......................................... 3,603,850 (3,603,850) – –
Morgan Stanley ....................................... 8,782,483 (8,782,483) – –
RBC Capital Markets LLC ................................ 48,243,766 (48,243,766) – –
Scotia Capital (USA) Inc ................................. 3,193,983 (3,193,983) – –
Toronto-Dominion Bank .................................. 911,688 (911,688) – –
UBS Securities LLC .................................... 541,625 (541,625) – –
Wells Fargo Securities LLC ............................... 4,064,056 (4,064,056) – –
$ 118,471,445 $ (118,471,445) $ – $ –
iBonds Dec 2033 Term Corporate
Barclays Bank plc ...................................... $ 20,133,163 $ (20,133,163) $ – $ –
Barclays Capital, Inc. ................................... 291,823 (291,823) – –
BMO Capital Markets Corp. ............................... 377,591 (377,591) – –
BNP Paribas SA ....................................... 5,917,369 (5,917,369) – –
BofA Securities, Inc. .................................... 1,789,729 (1,789,729) – –
Citigroup Global Markets, Inc. .............................. 1,393,277 (1,393,277) – –
J.P. Morgan Securities LLC ............................... 14,261,749 (14,261,749) – –
Jefferies LLC ......................................... 2,024,327 (2,024,327) – –
Mitsubishi UFJ Securities Holdings Co., Ltd. .................... 3,973,031 (3,973,031) – –
Morgan Stanley ....................................... 8,333,182 (8,333,182) – –
RBC Capital Markets LLC ................................ 13,607,546 (13,607,546) – –
Scotia Capital (USA) Inc ................................. 8,177,424 (8,177,424) – –
UBS Securities LLC .................................... 1,822,443 (1,822,443) – –
Wells Fargo Bank N.A. .................................. 3,445,981 (3,445,981) – –
Wells Fargo Securities LLC ............................... 1,486,306 (1,486,306) – –
$ 87,034,941 $ (87,034,941) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
iShares ETF Amounts Waived
iBonds Dec 2032 Term Corporate .......................................................................................... $ 1,215
iBonds Dec 2033 Term Corporate .......................................................................................... 1,364
iBonds Dec 2035 Term Corporate .......................................................................................... 4

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
30
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
April 30, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. Purchases and Sales
For the period ended April 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the period ended April 30, 2025, in-kind transactions were as follows:
iShares ETF Amounts
iBonds Dec 2032 Term Corporate .............................................................................................. $ 47,933
iBonds Dec 2033 Term Corporate .............................................................................................. 46,088
iShares ETF Purchases Sales
iBonds Dec 2032 Term Corporate ........................................................................... $ 98,884,091 $ 52,395,019
iBonds Dec 2033 Term Corporate ........................................................................... 8,103,336 7,713,731
iBonds Dec 2035 Term Corporate ........................................................................... 9,915,340 —
iShares ETF
In-kind
Purchases
In-kind
Sales
iBonds Dec 2032 Term Corporate ........................................................................... $ 158,943,449 $ 21,930,987
iBonds Dec 2033 Term Corporate ........................................................................... 146,136,139 87,719,045
iBonds Dec 2035 Term Corporate ........................................................................... 22,425,673 —

Notes to Financial Statements
(unaudited) (continued)
31
Notes to Financial Statements
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of October 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
iShares ETF
Non-Expiring Capital
Loss Carryforwards
iBonds Dec 2032 Term Corporate .......................................................................................... $ (555,394)
iBonds Dec 2033 Term Corporate .......................................................................................... (121,311)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
iBonds Dec 2032 Term Corporate ...................................... $ 1,143,558,958 $ 13,773,728 $ (2,083,531) $ 11,690,197
iBonds Dec 2033 Term Corporate ...................................... 800,720,842 4,012,263 (1,630,873) 2,381,390
iBonds Dec 2035 Term Corporate ...................................... 32,407,136 42,660 (52,678) (10,018)

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
32
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
04/30/25
Year Ended
10/31/24
iShares ETF Shares Amount Shares Amount
iBonds Dec 2032 Term Corporate
Shares sold 8,600,000 $ 212,154,397 24,150,000 $ 593,632,010
Shares redeemed
(900,000) (22,387,722) (750,000) (18,844,006)
7,700,000 $ 189,766,675 23,400,000 $ 574,788,004
iBonds Dec 2033 Term Corporate
Shares sold 5,900,000 $ 149,268,852 22,850,000 $ 577,649,062
Shares redeemed
(3,550,000) (89,394,016) (250,000) (6,391,575)
2,350,000 $ 59,874,836 22,600,000 $ 571,257,487
Period Ended
04/30/25
iShares ETF Shares Amount
iBonds Dec 2035 Term Corporate
(a)
Shares sold .......................................................................... 1,300,000 $ 32,669,564
(a)
The Fund commenced operations on March 25, 2025.

Additional Information
33
Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
2025
iShares Semi-Annual Financial Statements and Additional Information
34
iShares iBonds Dec 2035 Term Corporate ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider the approval of the proposed
Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed
Advisory Agreement. At a meeting held on March 19-20, 2025 the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates;
and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information, or any single factor as determinative, and each Board
Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Agreement are discussed below.
Expenses of the Fund : The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Agreement.
Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Agreement. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA,
BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds.
The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds, and other matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as
BlackRock’s continued investments in its ETF business.
Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement supported the Board’s approval of the Advisory Agreement.
Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates
:
The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Agreement or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.
Economies of Scale: The Board considered information that it had previously received regarding potential economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the
iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory
Agreement for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Agreement.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive character and scope of services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors

Board Review and Approval of Investment Advisory Contract
(continued)
35
Board Review and Approval of Investment Advisory Contract
beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.
Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the other benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of
BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to
BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that will be provided by BlackRock Investments, LLC (“BRIL”), an affiliate of
BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Agreement.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product
of arm’s-length bargaining, and concluded to approve the Advisory
Agreement.

Glossary of Terms Used in these Financial Statements
2025
iShares Semi-Annual Financial Statements and Additional Information
36
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Black-
Rock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

April 30, 2025
2025 Semi-Annual
Financial Statements and
Additional Information (Unaudited)
iShares Trust
iShares iBonds Dec 2025 Term Muni Bond ETF | IBMN | Cboe BZX Exchange
iShares iBonds Dec 2026 Term Muni Bond ETF | IBMO | Cboe BZX Exchange
iShares iBonds Dec 2027 Term Muni Bond ETF | IBMP | Cboe BZX Exchange
iShares iBonds Dec 2028 Term Muni Bond ETF | IBMQ | Cboe BZX Exchange
iShares iBonds Dec 2029 Term Muni Bond ETF | IBMR | Cboe BZX Exchange
iShares iBonds Dec 2031 Term Muni Bond ETF | IBMT | Cboe BZX Exchange

Page
2

Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 0.6%
Alabama Federal Aid Highway Finance Authority,
Series A, RB, 5.00%, 09/01/25 ........ USD 990 $ 994,683
Alabama Public School & College Authority
Series B , RB , 5.00% , 05/01/25 ......... 445 445,000
Series 2020A , RB , 5.00% , 11/01/25 ..... 150 151,238
City of Huntsville
Series 2016D , GO , 5.00% , 05/01/25 ..... 180 180,000
Series 2017E , GO , 5.00% , 11/01/25 ..... 115 116,050
State of Alabama, Series 2016C, GO,
5.00%, 08/01/25 ................. 285 286,149
University of Alabama (The)
Series 2017B , RB , 5.00% , 07/01/25 ..... 260 260,677
Series 2019A , RB , 5.00% , 07/01/25 ..... 155 155,404
2,589,201
Alaska — 0.2%
Alaska Housing Finance Corp., Series 2017C,
RB, 5.00%, 12/01/25 .............. 110 111,009
City of Anchorage, Series 2017B, RB,
5.00%, 05/01/25 ................. 245 245,000
Municipality of Anchorage
Series C , GO , 5.00% , 09/01/25 ........ 90 90,448
Series D , GO , 5.00% , 09/01/25 ........ 145 145,722
State of Alaska, Series 2016B, GO,
5.00%, 08/01/25 ................. 395 396,503
988,682
Arizona — 2.2%
Arizona Board of Regents
Series 2015A , RB , 5.00% , 07/01/25 ..... 545 546,429
Series 2016A , RB , 5.00% , 07/01/25 ..... 215 215,564
Series 2017B , RB , 5.00% , 07/01/25 ..... 170 170,446
Arizona Transportation Board
Series 2016 , RB , 5.00% , 07/01/25 ...... 830 831,997
Series 2018 , RB , 5.00% , 07/01/25 ...... 610 611,468
City of Phoenix, Series 2016, GO,
5.00%, 07/01/25 ................. 635 636,728
City of Phoenix Civic Improvement Corp.
Series 2015A , RB , 5.00% , 07/01/25 ..... 310 310,781
Series 2016 , RB , 5.00% , 07/01/25 ...... 785 786,977
Series 2017B , RB , 5.00% , 07/01/25 ..... 225 225,563
Series 2017D , RB , 5.00% , 07/01/25 ..... 530 531,300
Series 2018A , RB , 5.00% , 07/01/25 ..... 215 215,541
Series 2020A , RB , 5.00% , 07/01/25 ..... 310 310,781
Series 2021B , RB , 5.00% , 07/01/25 ..... 140 140,353
Series A , RB , 5.00% , 07/01/25 ......... 605 606,524
Series B , RB , 5.00% , 07/01/25 ......... 475 476,196
City of Tucson Water System, Series 2015, RB,
5.00%, 07/01/25 ................. 230 230,603
County of Pima, Series 2016, GO,
4.00%, 07/01/25 ................. 150 150,157
County of Pima Sewer System
Series 2016 , RB , 5.00% , 07/01/25 ...... 485 486,267
Gilbert Water Resource Municipal Property
Corp., Series 2016, RB, 5.00%, 07/01/25 .. 185 185,497
Maricopa County Community College District,
Series 2016, GO, 5.00%, 07/01/25 ...... 1,115 1,117,902
Maricopa County Unified School District
No. 48 Scottsdale, Series 2017A, GO,
5.00%, 07/01/25 ................. 35 35,096
Maricopa County Unified School District No.
69 Paradise Valley, Series 2018D, GO,
5.00%, 07/01/25 ................. 140 140,374
Security
Par (000)
Par (000) Value
Arizona (continued)
Maricopa County Union High School District No.
210-Phoenix
Series 2017 , GO , 5.00% , 07/01/25 ...... USD 145 $ 145,473
Series 2018 , GO , 5.00% , 07/01/25 ...... 110 110,359
State of Arizona Lottery, Series 2019, RB,
5.00%, 07/01/25 ................. 200 200,485
University of Arizona (The), Series 2016, RB,
4.00%, 06/01/25 ................. 590 590,266
10,009,127
Arkansas — 0.0%
University of Arkansas, Series 2023, RB,
5.00%, 11/01/25 ................. 200 201,737
California — 13.5%
91 Express Lanes Toll Road, Series 2023, RB,
5.00%, 08/15/25 ................. 100 100,531
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/25
(a)
............. 50 49,607
California Educational Facilities Authority, Series
2015A, RB, 5.00%, 10/01/25 ......... 95 95,738
California Infrastructure & Economic
Development Bank
Series 2019 , RB , 4.00% , 08/01/25 ...... 235 235,351
Series 2018 , RB , 5.00% , 10/01/25 ...... 335 337,598
Series 2017 , RB , 5.00% , 10/01/25 ...... 100 100,776
California State Public Works Board
Series A , RB , 5.00% , 06/01/25 ......... 110 110,116
Series D , RB , 5.00% , 06/01/25 ......... 305 305,323
Series 2022A , RB , 5.00% , 08/01/25 ..... 1,135 1,138,916
Series 2023C , RB , 5.00% , 09/01/25 ..... 415 416,988
Series D , RB , 5.00% , 09/01/25 ......... 220 221,054
Series 2017G , RB , 4.00% , 10/01/25 ..... 195 195,414
Series B , RB , 5.00% , 10/01/25 ......... 250 251,574
Series 2016C , RB , 5.00% , 11/01/25 ..... 135 136,046
Series 2018C , RB , 5.00% , 11/01/25 ..... 405 408,139
Series 2019C , RB , 5.00% , 11/01/25 ..... 300 302,325
California State University
Series 2016A , RB , 4.00% , 11/01/25 ..... 125 125,607
Series 2015A , RB , 5.00% , 11/01/25 ..... 1,000 1,009,780
Series 2017A , RB , 5.00% , 11/01/25 ..... 365 368,570
Series 2018A , RB , 5.00% , 11/01/25 ..... 505 509,939
Series 2019A , RB , 5.00% , 11/01/25 ..... 95 95,929
Series 2020A , RB , 5.00% , 11/01/25 ..... 125 126,223
Series 2021A , RB , 5.00% , 11/01/25 ..... 310 313,032
Campbell Union High School District, Series B,
GO, 5.00%, 08/01/25 .............. 100 100,443
Carmel Unified School District, Series 2016, GO,
4.00%, 08/01/25 ................. 100 100,194
City & County of San Francisco, Series 2021D1,
GO, 5.00%, 06/15/25 .............. 25 25,059
City of Los Angeles
Series 2017B , GO , 5.00% , 09/01/25 ..... 155 155,845
Series 2018-B , GO , 5.00% , 09/01/25 .... 170 170,927
City of Los Angeles Department of Airports
Series 2018E , RB , 5.00% , 05/15/25 ..... 170 170,098
Series 2020B , RB , 5.00% , 05/15/25 ..... 195 195,112
Series 2021B , RB , 5.00% , 05/15/25 ..... 295 295,169
Series 2022I , RB , 5.00% , 05/15/25 ...... 65 65,037
Series B , RB , 5.00% , 05/15/25 ......... 120 120,069
Series C , RB , 5.00% , 05/15/25 ......... 170 170,098
City of Los Angeles Wastewater System, Series
2018B, RB, 5.00%, 06/01/25 ......... 500 500,613
City of Redding Electric System, Series 2018,
RB, 5.00%, 06/01/25 .............. 100 100,130

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
City of San Francisco
Series 2025, Sub-Series A , RB ,
5.00% , 11/01/25 ................ USD 1,000 $ 1,009,774
Series A , RB , 5.00% , 11/01/25 ......... 520 525,082
Coast Community College District, Series
2017D, GO, 5.00%, 08/01/25 ......... 75 75,323
County of Monterey, Series 2017, COP,
5.00%, 10/01/25 ................. 280 282,157
County of Santa Clara, Series 2022D, GO,
5.00%, 08/01/25 ................. 180 180,829
East Bay Municipal Utility District Water System
Series 2015A , RB , 4.00% , 06/01/25 ..... 270 270,187
Series 2014B , RB , 5.00% , 06/01/25 ..... 605 605,937
Series 2015C , RB , 5.00% , 06/01/25 ..... 80 80,124
Eastern Municipal Water District, Series 2016A,
RB, 5.00%, 07/01/25 .............. 100 100,286
El Camino Community College District
Fountation (The)
Series 2012C , GO , 0.00% , 08/01/25
(a)
.... 1,100 1,091,091
Series 2016 , GO , 5.00% , 08/01/25 ...... 15 15,073
Escondido Union High School District, Series A,
GO, 0.00%, 08/01/25 (AGC)
(a)
......... 60 59,521
Foothill-De Anza Community College District
Series 2000A , GO , 0.00% , 08/01/25
( NPFGC )
(a)
.................... 285 282,818
Series 2003B , GO , 0.00% , 08/01/25
( NPFGC )
(a)
.................... 160 158,755
Series 2016 , GO , 4.00% , 08/01/25 ...... 150 150,257
Hillsborough City School District, Series B, GO,
0.00%, 09/01/25
(a)
................ 250 247,348
Imperial Irrigation District Electric System, Series
2019, RB, 5.00%, 11/01/25 .......... 125 126,278
Long Beach Community College District
Series 2021D , GO , 4.00% , 08/01/25 ..... 125 125,214
Series 2017G , GO , 5.00% , 08/01/25 ..... 165 165,689
Long Beach Unified School District
Series 2016 , GO , 5.00% , 08/01/25 ...... 175 175,775
Series A , GO , 5.00% , 08/01/25 ........ 275 276,217
Los Angeles Community College District
Series J , GO , 4.00% , 08/01/25 ......... 215 215,417
Series 2015C , GO , 5.00% , 08/01/25 ..... 425 426,871
Series 2024 , GO , 5.00% , 08/01/25 ...... 600 602,641
Series A-1 , GO , 5.00% , 08/01/25 ....... 810 813,565
Series C-1 , GO , 5.00% , 08/01/25 ....... 220 220,968
Series D , GO , 5.00% , 08/01/25 ........ 500 502,201
Los Angeles County Metropolitan Transportation
Authority, Series 2015, RB, 5.00%, 07/01/25 440 441,093
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2021-A , RB , 5.00% , 06/01/25 ..... 1,055 1,056,266
Series 2016A , RB , 5.00% , 07/01/25 ..... 1,000 1,002,485
Series 2017A , RB , 5.00% , 07/01/25 ..... 310 310,770
Series 2019A , RB , 5.00% , 07/01/25 ..... 175 175,435
Series 2022-A , RB , 5.00% , 07/01/25 ..... 215 215,534
Series 2023-A , RB , 5.00% , 07/01/25 ..... 945 947,348
Los Angeles County Sanitation Districts
Financing Authority
Series 2016A , RB , 5.00% , 10/01/25 ..... 335 337,483
Series 2021A , RB , 5.00% , 10/01/25 ..... 295 297,187
Los Angeles Department of Water & Power
Series 2016A , RB , 5.00% , 07/01/25 ..... 165 165,204
Series 2018A , RB , 5.00% , 07/01/25 ..... 80 80,099
Series 2018C , RB , 5.00% , 07/01/25 ..... 30 30,037
Series 2020A , RB , 5.00% , 07/01/25 ..... 315 315,390
Series 2022E , RB , 5.00% , 07/01/25 ..... 115 115,142
Security
Par (000)
Par (000) Value
California (continued)
Los Angeles Department of Water & Power
Water System
Series 2016A , RB , 5.00% , 07/01/25 ..... USD 110 $ 110,158
Series 2017A , RB , 5.00% , 07/01/25 ..... 145 145,209
Series 2018B , RB , 5.00% , 07/01/25 ..... 675 675,971
Series 2022B , RB , 5.00% , 07/01/25 ..... 130 130,187
Los Angeles Unified School District
Series 2017A , GO , 4.00% , 07/01/25 ..... 170 170,181
Series 2018B-1 , GO , 4.00% , 07/01/25 .... 615 615,655
Series 2015A , GO , 5.00% , 07/01/25 ..... 255 255,690
Series 2016A , GO , 5.00% , 07/01/25 ..... 790 792,136
Series 2016B , GO , 5.00% , 07/01/25 ..... 30 30,081
Series 2018B-1 , GO , 5.00% , 07/01/25 .... 840 842,272
Series 2020A , GO , 5.00% , 07/01/25 ..... 30 30,081
Series 2021RYRR , GO , 5.00% , 07/01/25 .. 80 80,216
Series 2024A , GO , 5.00% , 07/01/25 ..... 900 902,434
Los Rios Community College District
Series C , GO , 4.00% , 08/01/25 ........ 100 100,146
Series 2017 , GO , 5.00% , 08/01/25 ...... 100 100,392
Manhattan Beach Unified School District, Series
2002E, GO, 0.00%, 09/01/25 (NPFGC)
(a)
.. 190 188,028
Metropolitan Water District of Southern California
Series 2017A , RB , 2.50% , 07/01/25 ..... 375 373,906
Series 2015A , RB , 5.00% , 07/01/25 ..... 145 145,387
Series 2019A , RB , 5.00% , 07/01/25 ..... 370 370,963
Series 2020A , RB , 5.00% , 07/01/25 ..... 220 220,573
Series 2022A , RB , 5.00% , 10/01/25 ..... 95 95,724
Modesto Irrigation District, Series 2019B, RB,
5.00%, 10/01/25 ................. 100 100,720
Mount San Antonio Community College District,
Series 2013A, GO, 0.00%, 08/01/25
(a)
.... 330 327,335
Napa Valley Community College District, Series
2005B, GO, 0.00%, 08/01/25 (NPFGC)
(a)
.. 500 495,913
Newport Mesa Unified School District, Series
2007, GO, 0.00%, 08/01/25 (NPFGC)
(a)
... 225 223,144
Northern California Sanitation Agencies
Financing Authority
Series 2015 , RB , 5.00% , 08/01/25 ...... 125 125,661
Series 2020A , RB , 5.00% , 12/01/25 ..... 140 141,890
Series 2021 , RB , 5.00% , 12/01/25 ...... 200 202,700
Oak Grove School District, Series A, GO,
0.00%, 08/01/25
(a)
................ 25 24,798
Orange County Water District, Series 2019C,
RB, 5.00%, 08/15/25 .............. 265 266,414
Palo Alto Unified School District
Series 2008-2 , GO , 0.00% , 08/01/25
(a)
... 580 575,516
Series 2022 , GO , 5.00% , 08/01/25 ...... 75 75,336
Palomar Community College District
Series 2010B , GO , 0.00% , 08/01/25
(a)
.... 325 322,384
Series C , GO , 5.00% , 08/01/44 ........ 600 602,693
Pasadena Area Community College District,
Series 2016A, GO, 5.00%, 08/01/25 ..... 30 30,137
Rancho Water District Financing Authority,
Series 2017A, RB, 5.00%, 08/01/25 ..... 275 276,238
Rio Hondo Community College District, Series
2019B, GO, 5.00%, 08/01/25 ......... 170 170,697
Riverside Community College District, Series
2004D, GO, 0.00%, 08/01/25
(a)
........ 105 104,101
Riverside County Transportation
Commission Sales Tax, Series 2017A, RB,
5.00%, 06/01/25 ................. 110 110,162
Sacramento City Financing Authority, Series E,
RB, 5.25%, 12/01/25 (AMBAC) ........ 25 25,340
Sacramento Municipal Utility District
Series 2015 , RB , 5.00% , 07/01/25 ...... 655 656,760

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2017E , RB , 5.00% , 08/15/25 ..... USD 210 $ 211,048
Series 2021I , RB , 5.00% , 08/15/25 ...... 180 180,898
Series 2022J , RB , 5.00% , 08/15/25 ..... 100 100,499
San Diego Community College District
Series 2016 , GO , 5.00% , 08/01/25 ...... 540 542,500
San Diego Public Facilities Financing Authority
Series 2016B , RB , 5.00% , 08/01/25 ..... 510 512,425
Series 2020A , RB , 5.00% , 08/01/25 ..... 100 100,458
Series 2023A , RB , 5.00% , 08/01/25 ..... 250 251,145
San Diego Unified School District
Series J-2 , GO , 4.00% , 07/01/25 ....... 150 150,145
Series 2015R-4 , GO , 5.00% , 07/01/25 ... 235 235,612
Series J-2 , GO , 5.00% , 07/01/25 ....... 140 140,364
Series C-2 , GO , 5.50% , 07/01/25 ( AGM ) .. 355 356,305
Series D-1 , GO , 5.50% , 07/01/25 ( NPFGC ) 140 140,479
Series E-2 , GO , 5.50% , 07/01/25 ( AGM ) .. 190 190,699
San Francisco Bay Area Rapid Transit District,
Series 2019B-1, GO, 5.00%, 08/01/25 ... 295 296,418
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2016A , RB , 4.00% , 05/01/25 ..... 290 290,000
Series 2016A , RB , 5.00% , 05/01/25 ..... 300 300,000
Series 2019D , RB , 5.00% , 05/01/25 ..... 130 130,000
San Francisco City & County Public Utilities
Commission Wastewater
Series 2016A , RB , 4.00% , 10/01/25 ..... 275 276,264
Series 2018A , RB , 5.00% , 10/01/25 ..... 205 206,784
San Jose Evergreen Community College District,
Series 2015, GO, 5.00%, 09/01/25 ...... 125 125,803
San Jose Unified School District, Series C, GO,
0.00%, 08/01/25 (NPFGC)
(a)
.......... 240 238,086
San Mateo County Community College District
(a)
Series 2002A , GO , 0.00% , 09/01/25
( NPFGC ) ..................... 130 128,625
Series 2006B , GO , 0.00% , 09/01/25
( NPFGC ) ..................... 440 435,347
San Mateo Foster City Public Financing Authority
Series 2021A , RB , 5.00% , 08/01/25 ..... 355 356,638
Series 2021B , RB , 5.00% , 08/01/25 ..... 1,255 1,260,792
San Mateo Union High School District, Series
2002B, GO, 0.00%, 09/01/25 (NPFGC)
(a)
.. 300 296,877
Santa Clara Unified School District, Series 2017,
GO, 5.00%, 07/01/25 .............. 125 125,338
Santa Clara Valley Transportation Authority,
Series 2018A, RB, 5.00%, 06/01/25 ..... 710 711,094
Santa Monica-Malibu Unified School District,
Series E, GO, 4.00%, 08/01/25 ........ 175 175,436
Sequoia Union High School District
Series 2016 , GO , 4.00% , 07/01/25 ...... 275 275,381
Series 2016 , GO , 5.00% , 07/01/25 ...... 510 511,543
Southern California Public Power Authority,
Series 20201, RB, 5.00%, 07/01/25 ..... 195 195,241
Southwestern Community College District,
Series D, GO, 5.00%, 08/01/44 ........ 1,510 1,516,702
State of California
GO , 5.00% , 08/01/25 ............... 1,180 1,184,904
Series 2016 , GO , 5.00% , 08/01/25 ...... 1,130 1,134,696
Series C , GO , 5.00% , 08/01/25 ........ 475 476,974
Series 2016 , GO , 4.00% , 09/01/25 ...... 680 681,663
GO , 5.00% , 09/01/25 ............... 2,285 2,298,083
Series 2016 , GO , 5.00% , 09/01/25 ...... 190 191,088
Series B , GO , 5.00% , 09/01/25 ........ 360 362,061
Series 2018 , GO , 4.00% , 10/01/25 ...... 75 75,246
Series 2021 , GO , 4.00% , 10/01/25 ...... 125 125,410
GO , 5.00% , 10/01/25 ............... 3,470 3,495,611
Security
Par (000)
Par (000) Value
California (continued)
GO , 5.00% , 11/01/25 ............... USD 675 $ 681,169
Series 2017 , GO , 5.00% , 11/01/25 ...... 725 731,626
GO , 5.00% , 12/01/25 ............... 115 116,253
State of California Department of Water
Resources
Series AW , RB , 5.00% , 12/01/25 ....... 100 101,275
Series AX , RB , 5.00% , 12/01/25 ........ 330 334,209
Series AZ , RB , 5.00% , 12/01/25 ........ 525 531,696
Series BA , RB , 5.00% , 12/01/25 ........ 55 55,701
Series BD , RB , 5.00% , 12/01/25 ....... 125 126,594
University of California
Series 2015AO , RB , 5.00% , 05/15/25 .... 665 665,449
Series 2016AR , RB , 5.00% , 05/15/25 .... 140 140,089
Series 2017AV , RB , 5.00% , 05/15/25 .... 150 150,095
Series 2017AY , RB , 5.00% , 05/15/25 .... 195 195,124
Series 2023BN , RB , 5.00% , 05/15/25 .... 1,005 1,005,637
Upper Santa Clara Valley Joint Powers Authority,
Series 2017A, RB, 5.00%, 08/01/25 ..... 160 160,658
Whittier Union High School District, Series 2016,
GO, 0.00%, 08/01/25
(a)
............. 290 287,516
60,905,343
Colorado — 2.5%
Board of Governors of Colorado State University
System, Series 2025B, RB, VRDN (Bank of
America NA SBPA), 2.80%, 05/08/25
(b)
... 6,500 6,500,000
Board of Water Commissioners City & County
of Denver (The), Series 2016A, RB,
4.00%, 09/15/25 ................. 85 85,227
City & County of Denver Airport System
Series 2016A , RB , 5.00% , 11/15/25 ..... 375 378,611
Series 2022C , RB , 5.00% , 11/15/25 ..... 190 191,829
City of Colorado Springs Utilities System
Series 2015A , RB , 5.00% , 11/15/25 ..... 445 449,448
Series 2018A-1 , RB , 5.00% , 11/15/25 .... 520 525,198
Colorado Health Facilities Authority, Series
2022A, RB, 5.00%, 11/01/25 ......... 100 100,755
County of Adams, Series 2015, COP,
5.00%, 12/01/25 ................. 150 151,588
Denver City & County School District No. 1
Series 2016 , GO , 5.00% , 12/01/25 ( SAW ) . 415 419,443
Series 2017A , COP , 5.00% , 12/01/25 .... 275 277,689
Series 2025B , GO , 5.00% , 12/01/25 ( SAW ) 500 505,353
Series 2018A , GO , 5.50% , 12/01/25 ( SAW ) 635 643,027
E-470 Public Highway Authority, Series B, RB,
0.00%, 09/01/25 (NPFGC)
(a)
.......... 270 266,720
University of Colorado
Series 2007A , RB , 5.00% , 06/01/25 ( NPFGC ) 425 425,525
Series 2017A-2 , RB , 5.00% , 06/01/25 .... 215 215,266
11,135,679
Connecticut — 1.3%
State of Connecticut
Series 2021B , GO , 3.00% , 06/01/25 ..... 100 99,917
Series 2015B , GO , 5.00% , 06/15/25 ..... 215 215,402
Series 2018C , GO , 5.00% , 06/15/25 ..... 420 420,785
Series 2018E , GO , 5.00% , 09/15/25 ..... 600 603,786
Series 2022D , GO , 5.00% , 09/15/25 ..... 1,315 1,323,298
Series E , GO , 5.00% , 10/15/25 ........ 255 257,033
Series F , GO , 5.00% , 11/15/25 ......... 410 413,974
Series H , GO , 5.00% , 11/15/25 ........ 145 146,406
State of Connecticut Special Tax
Series A , RB , 5.00% , 08/01/25 ......... 330 331,289
Series B , RB , 5.00% , 08/01/25 ......... 425 426,660
Series A , RB , 5.00% , 09/01/25 ......... 460 462,482

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series 2018B , RB , 5.00% , 10/01/25 ..... USD 505 $ 508,520
Series 2018C , RB , 5.00% , 10/01/25 ..... 195 196,359
University of Connecticut
Series 2019A , RB , 5.00% , 11/01/25 ..... 195 196,684
Series 2018A , RB , 5.00% , 11/15/25 ..... 100 100,941
5,703,536
Delaware — 2.4%
City of Wilmington, Series 2017, GO,
5.00%, 12/01/25 ................. 55 55,551
County of New Castle
Series 2015 , GO , 5.00% , 10/01/33 ...... 1,565 1,575,914
Series 2015 , GO , 5.00% , 10/01/35 ...... 2,260 2,275,761
Delaware Transportation Authority
Series 2019 , RB , 5.00% , 07/01/25 ...... 525 526,423
Series 2020 , RB , 5.00% , 07/01/25 ...... 125 125,339
Series 2020 , RB , 5.00% , 09/01/25 ...... 340 341,971
State of Delaware
Series 2009C , GO , 5.00% , 10/01/25 ..... 790 796,064
Series 2019A , GO , 5.00% , 10/01/25 ..... 225 226,727
University of Delaware, Series 2024B, RB,
VRDN (Bank of America NA SBPA),
2.50%, 05/01/25
(b)
................ 5,000 5,000,000
10,923,750
District of Columbia — 1.4%
District of Columbia
Series E , GO , 5.00% , 06/01/25 ........ 1,410 1,411,827
Series 2019A , GO , 5.00% , 10/15/25 ..... 1,200 1,209,832
Series 2020 , RB , 5.00% , 12/01/25 ...... 285 288,022
District of Columbia Income Tax
Series 2019C , RB , 5.00% , 10/01/25 ..... 895 901,606
Series 2014A , RB , 5.00% , 12/01/25 ..... 280 283,050
Series 2022C , RB , 5.00% , 12/01/25 ..... 280 283,050
District of Columbia Water & Sewer Authority
Series 2019B , RB , 5.00% , 10/01/25 ..... 195 196,439
Series B , RB , 5.00% , 10/01/25 ......... 315 317,325
Metropolitan Washington Airports Authority
Aviation, Series 2019B, RB, 5.00%, 10/01/25 200 201,309
Washington Metropolitan Area Transit Authority
Series 2017B , RB , 5.00% , 07/01/25 ..... 1,025 1,027,068
Series 2021A , RB , 5.00% , 07/15/25 ..... 240 240,612
6,360,140
Florida — 3.3%
Central Florida Expressway Authority
Series 2018 , RB , 5.00% , 07/01/25 ...... 345 345,835
Series 2021 , RB , 5.00% , 07/01/25 ( AGM ) . 50 50,131
City of Jacksonville
Series 2023B , RB , 5.00% , 10/01/25 ..... 470 472,981
Series 2024 , RB , 5.00% , 10/01/25 ...... 320 322,029
County of Miami-Dade
Series 2015D , GO , 5.00% , 07/01/25 ..... 320 320,834
Series 2016A , GO , 5.00% , 07/01/25 ..... 70 70,183
Series A , RB , 5.00% , 10/01/25 ......... 330 332,338
Series B , RB , 5.00% , 10/01/25 ......... 290 292,055
County of Miami-Dade Water & Sewer System,
Series 2017B, RB, 5.00%, 10/01/25 ..... 220 221,587
County of Orange Water Utility System, Series
2020, RB, 5.00%, 10/01/25 .......... 420 423,100
County of Seminole, Series 2005B, RB,
5.25%, 10/01/25 (NPFGC) ........... 80 80,689
Florida Department of Environmental Protection
Series 2015A , RB , 5.00% , 07/01/25 ..... 873 875,263
Series 2016A , RB , 5.00% , 07/01/25 ..... 55 55,143
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2017A , RB , 5.00% , 07/01/25 ..... USD 785 $ 787,035
Series 2018A , RB , 5.00% , 07/01/25 ..... 487 488,262
Series 2019B , RB , 5.00% , 07/01/25 ..... 100 100,259
Florida Department of Management Services,
Series 2015A, COP, 5.00%, 08/01/25 .... 625 627,347
Florida Municipal Power Agency, Series 2019A,
RB, 5.00%, 10/01/25 .............. 260 261,758
Florida State Development Commission, Series
2017A, RB, 5.00%, 07/01/25 ......... 110 110,276
Hillsborough County Aviation Authority, Series
2022B, RB, 5.00%, 10/01/25 ......... 200 201,409
Hillsborough County School Board, Series
2017A, COP, 5.00%, 07/01/25 ........ 240 240,520
Orange County School Board
Series 2015D , COP , 5.00% , 08/01/25 .... 95 95,337
Series 2017B , COP , 5.00% , 08/01/25 .... 50 50,178
Palm Beach County School District
Series 2018B , COP , 5.00% , 08/01/25 .... 420 421,745
Series 2022B , COP , 5.00% , 08/01/25 .... 525 527,182
School Board of Miami-Dade County (The),
Series 2015A, COP, 5.00%, 05/01/25 .... 485 485,000
School District of Broward County
Series 2015 , GO , 5.00% , 07/01/25 ...... 210 210,533
Series 2015A , COP , 5.00% , 07/01/25 .... 390 390,938
Series C , COP , 5.00% , 07/01/25 ........ 445 446,070
State of Florida
Series 2015F , GO , 5.00% , 06/01/25 ..... 205 205,264
Series 2016B , GO , 5.00% , 06/01/25 ..... 170 170,219
Series 2016D , GO , 5.00% , 06/01/25 ..... 130 130,167
Series 2017A , GO , 5.00% , 06/01/25 ( GTD ) 147 147,189
Series 2017B , GO , 5.00% , 06/01/25 ..... 205 205,264
Series 2018A , GO , 5.00% , 06/01/25 ..... 155 155,200
Series 2019SERB , GO , 5.00% , 06/01/25 .. 45 45,058
Series 2022B , GO , 5.00% , 06/01/25 ..... 125 125,161
Series 2016A , GO , 5.00% , 07/01/25 ..... 50 50,136
Series 2016B , GO , 5.00% , 07/01/25 ..... 35 35,095
Series 2017A , GO , 5.00% , 07/01/25 ..... 240 240,650
Series 2018B , GO , 5.00% , 07/01/25 ..... 160 160,434
Series 2021A , GO , 5.00% , 07/01/25 ..... 130 130,352
State of Florida Department of Transportation
Series 2018 , RB , 5.00% , 07/01/25 ...... 325 325,870
Series 2019A , RB , 5.00% , 07/01/25 ..... 105 105,263
State of Florida Department of Transportation
Turnpike System
Series 2015B , RB , 5.00% , 07/01/25 ..... 190 190,512
Series 2016B , RB , 5.00% , 07/01/25 ..... 130 130,350
Series 2019A , RB , 5.00% , 07/01/25 ..... 750 752,020
Series 2020B , RB , 5.00% , 07/01/25 ..... 165 165,444
State of Florida Lottery
Series 2016A , RB , 5.00% , 07/01/25 ..... 570 571,526
Series 2016B , RB , 5.00% , 07/01/25 ..... 350 350,937
Series 2017A , RB , 5.00% , 07/01/25 ..... 596 597,595
Series 2019A , RB , 5.00% , 07/01/25 ..... 460 461,231
Tampa Bay Water, Series 2016C, RB,
5.00%, 10/01/25 ................. 185 186,365
Volusia County School Board, Series 2016A,
COP, 5.00%, 08/01/25 (BAM) ......... 90 90,369
15,033,688
Georgia — 2.3%
Association County Commissioners of Georgia,
Series 2020, COP, 5.00%, 07/15/25 ..... 575 576,094
City of Atlanta, Series 2022A1, GO,
5.00%, 12/01/25 ................. 250 252,723

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF
Schedules of Investments
7
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Georgia (continued)
City of Atlanta Department of Aviation
Series 2020A , RB , 5.00% , 07/01/25 ..... USD 330 $ 330,893
Series 2022A , RB , 5.00% , 07/01/25 ..... 390 391,056
City of Atlanta Water & Wastewater
Series 2004 , RB , 5.75% , 11/01/25 ( AGM ) . 205 207,590
Series 2015 , RB , 5.00% , 11/01/33 ...... 2,695 2,695,000
County of Forsyth, Series 2019, GO,
5.00%, 09/01/25 ................. 135 135,773
Georgia State Road & Tollway Authority, Series
2020, RB, 5.00%, 06/01/25 .......... 720 720,940
Gwinnett County School District, Series 2022B,
GO, 5.00%, 08/01/25 .............. 360 361,632
Gwinnett County Water & Sewerage Authority,
Series 2020, RB, 5.00%, 08/01/25 ...... 295 296,226
Henry County School District
Series 2021 , GO , 4.00% , 08/01/25 ( SAW ) . 160 160,275
Series 2016 , GO , 5.00% , 08/01/25 ( SAW ) . 300 301,254
Metropolitan Atlanta Rapid Transit Authority,
Series 2018A, RB, 4.00%, 07/01/25 ..... 670 670,480
Private Colleges & Universities Authority
Series 2020B , RB , 5.00% , 09/01/25 ..... 1,220 1,224,457
Series B , RB , 5.00% , 10/01/25 ......... 435 437,090
State of Georgia
Series 2022C , GO , 4.00% , 07/01/25 ..... 235 235,248
Series 2021A , GO , 5.00% , 07/01/25 ..... 250 250,673
Series 2018A , GO , 5.00% , 07/01/25 ..... 190 190,512
Series 2016E , GO , 5.00% , 12/01/25 ..... 1,135 1,147,437
10,585,353
Hawaii — 1.7%
City & County Honolulu Wastewater System
Series 2018B , RB , 5.00% , 07/01/25 ..... 730 731,777
Series A , RB , 5.00% , 07/01/25 ......... 200 200,500
Series B , RB , 5.00% , 07/01/25 ......... 285 285,694
Series B , RB , 5.00% , 07/01/30 ......... 1,240 1,243,112
Series A , RB , 5.00% , 07/01/45 ......... 600 601,506
City & County of Honolulu
Series 2019C , GO , 4.00% , 08/01/25 ..... 150 150,208
Series 2019A , GO , 5.00% , 09/01/25 ..... 305 306,622
Series B , GO , 5.00% , 09/01/25 ........ 480 482,552
Series D , GO , 5.00% , 09/01/25 ........ 370 371,967
Series E , GO , 5.00% , 09/01/25 ........ 320 321,701
Series A , GO , 5.00% , 10/01/25 ........ 245 246,684
Series C , GO , 5.00% , 10/01/25 ........ 65 65,447
State of Hawaii
Series FK , GO , 5.00% , 05/01/25 ....... 625 625,000
Series ET , GO , 5.00% , 10/01/25 ........ 135 135,874
Series EZ , GO , 5.00% , 10/01/25 ....... 495 498,203
Series FG , GO , 5.00% , 10/01/25 ....... 470 473,041
Series FH , GO , 5.00% , 10/01/25 ....... 315 317,038
Series FN , GO , 5.00% , 10/01/25 ....... 620 624,012
University of Hawaii
Series B , RB , 5.00% , 10/01/25 ......... 115 115,753
Series E , RB , 5.00% , 10/01/25 ......... 95 95,622
7,892,313
Idaho — 0.5%
Idaho Housing & Finance Association, Series
2015A, RB, 5.00%, 07/15/25 ......... 2,100 2,107,052
Illinois — 2.1%
City of Chicago Waterworks, Series 2023B, RB,
5.00%, 11/01/25 ................. 50 50,395
County of Cook
Series 2021B , GO , 4.00% , 11/15/25 ..... 100 100,279
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2021A , GO , 5.00% , 11/15/25 ..... USD 705 $ 710,695
County of Will
Series 2015A , GO , 4.00% , 11/15/25 ..... 55 55,197
Series 2016 , GO , 5.00% , 11/15/41 ...... 2,000 2,019,148
DuPage County Forest Preserve District, Series
2025, GO, 5.00%, 11/01/25 .......... 400 403,138
Illinois Finance Authority
Series 2016 , RB , 4.00% , 07/01/25 ...... 1,325 1,326,352
Series 2019 , RB , 5.00% , 07/01/25 ...... 160 160,426
Series 2015 , RB , 5.00% , 12/01/25 ...... 585 590,792
Metropolitan Water Reclamation District
of Greater Chicago, Series D, GO,
5.00%, 12/01/25 ................. 125 126,333
Regional Transportation Authority, Series 2017A,
RB, 5.00%, 07/01/25 .............. 110 110,248
State of Illinois
Series 2023C , GO , 5.00% , 05/01/25 ..... 1,000 1,000,000
Series 2020 , GO , 5.50% , 05/01/25 ...... 210 210,000
Series 2023D , GO , 5.00% , 07/01/25 ..... 200 200,446
Series 2018A , GO , 5.00% , 10/01/25 ..... 100 100,641
Series 2017D , GO , 5.00% , 11/01/25 ..... 2,360 2,378,265
State of Illinois Sales Tax, Series 2021C, RB,
5.00%, 06/15/25 ................. 200 200,349
9,742,704
Indiana — 0.8%
City of Indianapolis Department of Public Utilities
Water System
Series 2016B , RB , 5.00% , 10/01/25 ..... 375 377,641
Series 2018A , RB , 5.00% , 10/01/25 ..... 160 161,127
Indiana Finance Authority, Series 2016C, RB,
5.00%, 12/01/25 ................. 920 929,494
Indiana University
Series 2015A , RB , 5.00% , 06/01/25 ..... 400 400,491
Series 2020A , RB , 5.00% , 06/01/25 ..... 500 500,614
Purdue University
Series 2016A , RB , 4.00% , 07/01/25 ..... 90 90,081
Series 2016A , COP , 5.00% , 07/01/25 .... 210 210,533
Series 2016CC , RB , 5.00% , 07/01/25 .... 470 471,193
Series EE , RB , 5.00% , 07/01/25 ........ 155 155,393
Series 2007A , RB , 5.25% , 07/01/25 ..... 190 190,560
3,487,127
Iowa — 0.6%
County of Polk, Series 2017C, GO,
5.00%, 06/01/25 ................. 185 185,240
Iowa Finance Authority
Series 2015 , RB , 5.00% , 08/01/25 ...... 875 878,683
Series 2021A , RB , 5.00% , 08/01/25 ..... 330 331,389
State of Iowa
Series 2016A , RB , 5.00% , 06/01/25 ..... 1,040 1,041,170
Series 2020A , GO , 5.00% , 06/01/25 ..... 295 295,332
2,731,814
Kansas — 1.2%
County of Johnson, Series 2018A, GO,
5.00%, 09/01/25 ................. 345 346,916
Johnson County Public Building Commission
Series 2015B , RB , 5.00% , 09/01/25 ..... 180 181,078
Series 2018A , RB , 5.00% , 09/01/25 ..... 265 266,587
Johnson County Unified School District
No. 229 Blue Valley, Series 2023A, GO,
5.00%, 10/01/25 ................. 1,525 1,535,678

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF
8
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Kansas (continued)
Johnson County Unified School District No. 512
Shawnee Mission
Series 2016B , GO , 5.00% , 10/01/25 ..... USD 250 $ 251,584
Series 2015A , GO , 5.00% , 10/01/30 ..... 510 513,345
Series 2015A , GO , 5.00% , 10/01/31 ..... 825 830,411
Sedgwick County Unified School District No. 265
Goddard, Series 2016B, GO, 5.00%, 10/01/25 20 20,135
State of Kansas Department of Transportation
Series 2015B , RB , 5.00% , 09/01/25 ..... 1,230 1,236,965
Series 2018A , RB , 5.00% , 09/01/25 ..... 245 246,387
5,429,086
Kentucky — 0.3%
Kentucky State Property & Building Commission
Series A , RB , 5.00% , 10/01/25 ......... 500 502,966
Series B , RB , 5.00% , 11/01/25 ( SAP ) .... 555 559,112
Kentucky Turnpike Authority, Series 2014A, RB,
5.00%, 07/01/25 ................. 120 120,313
Louisville & Jefferson County Metropolitan Sewer
District, Series 2017B, RB, 5.00%, 05/15/25 295 295,180
1,477,571
Louisiana — 0.6%
State of Louisiana
Series B , GO , 5.00% , 05/01/25 ........ 40 40,000
Series 2016B , GO , 5.00% , 08/01/25 ..... 395 396,473
Series 2016A , GO , 5.00% , 09/01/25 ..... 310 311,600
Series 2016D , GO , 5.00% , 09/01/25 ..... 120 120,619
Series 2019A , RB , 5.00% , 09/01/25 ..... 730 733,768
Series 2021 , RB , 5.00% , 09/01/25 ...... 100 100,516
Series 2024C , GO , 5.00% , 12/01/25 ..... 500 504,957
State of Louisiana Gasoline & Fuels Tax, Series
B, RB, 5.00%, 05/01/25 ............ 430 430,000
2,637,933
Maine — 0.9%
Maine Governmental Facilities Authority, Series
2018A, RB, 5.00%, 10/01/25 ......... 185 186,366
Maine Health & Higher Educational Facilities
Authority, Series 2021A, RB, 5.00%, 07/01/25
(AGM) ....................... 250 250,588
Maine Municipal Bond Bank
Series 2016A , RB , 5.00% , 09/01/25 ..... 385 387,039
Series 2018B , RB , 5.00% , 11/01/25 ..... 185 186,536
Series 2022A , RB , 5.00% , 11/01/25 ..... 225 226,868
Series A , RB , 5.00% , 11/01/25 ......... 140 141,162
Series C , RB , 5.00% , 11/01/25 ......... 225 226,868
Series D , RB , 5.00% , 11/01/25 ......... 300 302,490
State of Maine
Series 2019B , GO , 5.00% , 06/01/25 ..... 1,925 1,927,431
Series 2020B , GO , 5.00% , 06/01/25 ..... 100 100,126
Series 2022B , GO , 5.00% , 06/01/25 ..... 285 285,360
4,220,834
Maryland — 2.5%
City of Baltimore
Series 2017A , RB , 5.00% , 07/01/25 ..... 230 230,557
Series 2017B , RB , 5.00% , 07/01/25 ..... 100 100,242
Series 2019A , RB , 5.00% , 07/01/25 ..... 255 255,682
County of Anne Arundel
Series 2016 , GO , 5.00% , 10/01/25 ...... 635 640,348
Series 2018 , GO , 5.00% , 10/01/25 ...... 270 272,274
Series 2020 , GO , 5.00% , 10/01/25 ...... 405 408,411
Series 2021 , GO , 5.00% , 10/01/25 ...... 210 211,769
Security
Par (000)
Par (000) Value
Maryland (continued)
County of Baltimore
Series 2015 , GO , 5.00% , 08/01/25 ...... USD 425 $ 426,766
County of Charles, Series 2017, GO,
5.00%, 10/01/25 ................. 85 85,627
County of Frederick
Series 2019A , GO , 5.00% , 08/01/25 ..... 300 301,237
County of Howard
Series 2019B , GO , 5.00% , 08/15/25 ..... 125 125,610
Series 2020A , GO , 5.00% , 08/15/25 ..... 240 241,171
County of Montgomery
Series 2022A , GO , 5.00% , 08/01/25 ..... 100 100,418
Series 2017C , GO , 5.00% , 10/01/25 ..... 205 206,522
Series 2017D , GO , 4.00% , 11/01/25 ..... 620 622,645
Series 2017A , GO , 5.00% , 11/01/25 ..... 75 75,689
Series 2019A , GO , 5.00% , 11/01/25 ..... 1,100 1,110,108
County of Prince George's
Series 2021A , GO , 5.00% , 07/01/25 ..... 300 300,802
Series 2017B , GO , 5.00% , 07/15/25 ..... 100 100,336
Maryland Health & Higher Educational Facilities
Authority, Series 2025A, RB, 5.00%, 07/01/25 150 150,353
State of Maryland
Series 2015B , GO , 4.00% , 08/01/25 ..... 335 335,653
Series 2017B , GO , 5.00% , 08/01/25 ..... 2,000 2,008,821
State of Maryland Department of Transportation
Series 2018 , RB , 5.00% , 05/01/25 ...... 100 100,000
Series 2016 , RB , 4.00% , 09/01/25 ...... 430 431,111
Series 2018 , RB , 5.00% , 10/01/25 ...... 500 503,776
Series 2021A , RB , 5.00% , 10/01/25 ..... 500 503,776
Series 2018 , RB , 5.00% , 12/01/25 ...... 130 131,425
Washington Suburban Sanitary Commission
Series 2016 , RB , 4.00% , 06/01/25 ( GTD ) .. 75 75,030
Series 2017 , RB , 4.00% , 06/01/25 ( GTD ) .. 485 485,190
Series 2016 , RB , 5.00% , 06/01/25 ( GTD ) .. 195 195,236
Series 2017 , RB , 5.00% , 06/15/25 ( GTD ) .. 560 561,012
Series 2020 , RB , 5.00% , 12/01/25 ( GTD ) .. 250 252,723
11,550,320
Massachusetts — 3.4%
Boston Water & Sewer Commission, Series
2015A, RB, 5.00%, 11/01/25 ......... 150 151,580
City of Boston, Series 2022A, GO,
5.00%, 11/01/25 ................. 200 201,907
Commonwealth of Massachusetts
Series 2019F , GO , 5.00% , 05/01/25 ..... 380 380,000
Series 2023A , GO , 5.00% , 05/01/25 ..... 1,000 1,000,000
Series 2016A , GO , 5.00% , 07/01/25 ..... 265 265,736
Series 2016B , GO , 5.00% , 07/01/25 ..... 330 330,917
Series 2019A , GO , 5.00% , 07/01/25 ..... 150 150,417
Series A , GO , 5.00% , 07/01/25 ........ 100 100,278
Series 2018E , GO , 5.00% , 09/01/25 ..... 150 150,859
Series 2006B , GO , 5.25% , 09/01/25 ( AGM ) 995 1,001,850
Series 2016C , GO , 5.00% , 10/01/25 ..... 815 821,019
Series 2020E , GO , 5.00% , 11/01/25 ..... 230 232,103
Series 2021B , GO , 5.00% , 11/01/25 ..... 295 297,698
Series E , GO , 5.00% , 11/01/25 ( AMBAC ) .. 180 181,646
Commonwealth of Massachusetts Transportation
Fund, Series 2016A, RB, 5.00%, 06/01/25 . 515 515,659
Massachusetts Bay Transportation Authority,
Series 2000A, Sub-Series A-2, RB, VRDN (TD
Bank NA LIQ), 2.60%, 05/08/25
(b)
....... 900 900,000
Massachusetts Bay Transportation
Authority Assessment, Series 2016A, RB,
5.00%, 07/01/25 ................. 350 350,866

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF
Schedules of Investments
9
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Massachusetts Bay Transportation Authority
Sales Tax
Series 2005A , RB , 5.00% , 07/01/25 ..... USD 745 $ 746,994
Series 2024A , RB , 5.00% , 07/01/25 ..... 1,000 1,002,676
Series B , RB , 5.00% , 07/01/25 ......... 205 205,549
Massachusetts Clean Water Trust (The)
Series 2014 , RB , 5.00% , 08/01/25 ...... 1,565 1,571,315
Series 22 , RB , 5.00% , 08/01/25 ........ 95 95,414
Massachusetts Development Finance Agency,
Series 2020A, RB, 5.00%, 10/15/25 ..... 250 252,002
Massachusetts School Building Authority
Series 2016B , RB , 5.00% , 11/15/25 ..... 145 146,444
Series 2016A , RB , 5.00% , 11/15/41 ..... 250 252,527
Series 2016A , RB , 5.00% , 11/15/45 ..... 2,475 2,500,022
Massachusetts Water Resources Authority
Series 2016C , RB , 5.00% , 08/01/25 ..... 40 40,161
Series C , RB , 5.00% , 08/01/25 ......... 10 10,040
Series B , RB , 5.25% , 08/01/25 ( AGM ) .... 1,015 1,019,947
University of Massachusetts Building Authority
Series 2015-1 , RB , 5.00% , 11/01/25 ..... 105 105,990
Series 2017-3 , RB , 5.00% , 11/01/25 ..... 305 307,877
15,289,493
Michigan — 1.2%
Karegnondi Water Authority, Series 2024, RB,
5.00%, 11/01/25 (BAM) ............. 130 131,123
Lansing School District, Series 2022I, GO,
5.00%, 05/01/25 (Q-SBLF) .......... 20 20,000
Michigan Finance Authority
Series 2016B , RB , 5.00% , 10/01/25 ..... 950 957,056
Series 2021B , RB , 5.00% , 10/01/25 ..... 385 387,859
Series 2017A-MI , RB , 5.00% , 12/01/25 ... 255 257,377
State of Michigan, Series 2016B, GO,
4.00%, 11/01/25 ................. 210 210,887
State of Michigan Trunk Line, Series 2021A, RB,
5.00%, 11/15/25 ................. 140 141,372
University of Michigan, Series 2012-A, RB,
VRDN, 3.50%, 05/08/25
(b)
........... 3,200 3,200,000
Wayne County Airport Authority
Series 2018C , RB , 5.00% , 12/01/25 ..... 100 100,851
Series A , RB , 5.00% , 12/01/25 ......... 25 25,213
5,431,738
Minnesota — 1.3%
City of Minneapolis, Series 2019, GO,
4.00%, 12/01/25 ................. 200 200,996
County of Hennepin, Series 2020B, GO,
5.00%, 12/01/25 ................. 1,000 1,010,597
Metropolitan Council, Series 2021B, GO,
5.00%, 12/01/25 ................. 1,050 1,061,492
State of Minnesota
Series 2015D , GO , 5.00% , 08/01/25 ..... 1,300 1,305,406
Series 2016B , GO , 5.00% , 08/01/25 ..... 315 316,310
Series 2018A , GO , 5.00% , 08/01/25 ..... 270 271,123
Series 2017A , GO , 5.00% , 10/01/25 ..... 165 166,219
Series 2017B , GO , 5.00% , 10/01/25 ..... 135 135,997
Series 2017E , GO , 5.00% , 10/01/25 ..... 145 146,071
University of Minnesota
Series 2019B , RB , 5.00% , 10/01/25 ..... 275 277,017
Series 2017B , RB , 5.00% , 12/01/25 ..... 1,115 1,127,075
6,018,303
Security
Par (000)
Par (000) Value
Mississippi — 0.2%
Mississippi Hospital Equipment & Facilities
Authority, Series 2020I, RB, 5.00%, 10/01/25 USD 275 $ 276,321
State of Mississippi
Series 2016B , GO , 5.00% , 12/01/25 ..... 450 454,644
Series 2015F , GO , 5.00% , 11/01/32 ..... 300 302,671
1,033,636
Missouri — 0.3%
Metropolitan St Louis Sewer District, Series
2015B, RB, 5.00%, 05/01/25 ......... 110 110,000
Missouri Highway & Transportation Commission
Series 2022A , RB , 5.00% , 05/01/25 ..... 210 210,000
Series 2019B , RB , 5.00% , 11/01/25 ..... 200 201,789
Missouri State Board of Public Buildings, Series
2020B, RB, 5.00%, 10/01/25 ......... 710 715,362
1,237,151
Nebraska — 0.1%
Douglas County School District No. 17, Series A,
GO, 4.00%, 06/15/35 .............. 630 630,368
Nevada — 1.2%
Clark County School District, Series 2016A, GO,
5.00%, 06/15/25 ................. 530 530,897
County of Clark
Series 2018A , GO , 5.00% , 06/01/25 ..... 255 255,300
Series 2019B , GO , 5.00% , 06/01/25 ..... 50 50,059
Series 2016B , RB , 5.00% , 07/01/25 ..... 170 170,414
Series 2016A , GO , 5.00% , 11/01/25 ..... 555 559,955
Series 2016B , GO , 5.00% , 11/01/25 ..... 565 570,045
Series 2020B , GO , 5.00% , 11/01/25 ..... 35 35,313
Series 2018B , GO , 5.00% , 12/01/25 ..... 280 282,981
County of Clark Department of Aviation, Series
2019A, RB, 5.00%, 07/01/25 ......... 300 300,736
Las Vegas Valley Water District
Series 2020C , GO , 5.00% , 06/01/25 ..... 175 175,229
Series 2021A , GO , 5.00% , 06/01/25 ..... 185 185,243
State of Nevada
Series 2017A , GO , 5.00% , 05/01/25 ..... 260 260,000
Series 2019A , GO , 5.00% , 05/01/25 ..... 595 595,000
Series 2020A , GO , 5.00% , 05/01/25 ..... 140 140,000
State of Nevada Highway Improvement, Series
2016, RB, 5.00%, 12/01/25 .......... 955 965,520
Washoe County School District
Series 2015A , GO , 5.00% , 06/01/25 ..... 140 140,176
Series 2017C , GO , 5.00% , 10/01/25 ..... 60 60,432
5,277,300
New Hampshire — 0.6%
City of Manchester, Series 2020A, GO,
4.00%, 06/15/25 ................. 385 385,281
City of Nashua, Series 2021, GO,
5.00%, 09/01/25 ................. 140 140,802
New Hampshire Municipal Bond Bank
Series 2015A , RB , 5.00% , 08/15/25 ( ST
INTERCEPT ) .................. 230 231,116
Series 2016B , RB , 5.00% , 08/15/25 ( ST
INTERCEPT ) .................. 130 130,605
Series 2016D , RB , 5.00% , 08/15/25 ..... 100 100,485
Series 2018B , RB , 5.00% , 08/15/25 ..... 170 170,825
Series 2020B , RB , 5.00% , 08/15/25 ..... 275 276,335
Series 2022C , RB , 5.00% , 08/15/25 ( ST
INTERCEPT ) .................. 105 105,510
New Hampshire State Turnpike System, Series
2019, RB, 4.00%, 11/01/25 .......... 390 392,052

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Hampshire (continued)
State of New Hampshire
Series 2017B , GO , 5.00% , 12/01/25 ..... USD 175 $ 176,948
Series 2020D , GO , 5.00% , 12/01/25 ..... 540 546,011
2,655,970
New Jersey — 1.8%
County of Essex, Series 2017, GO,
5.00%, 08/01/25 ................. 170 170,706
Monmouth County Improvement Authority (The)
Series 2016B , RB , 4.00% , 08/01/25 ( GTD ) 50 50,087
Series 2019B , RB , 5.00% , 12/01/25 ( GTD ) 270 272,973
New Jersey Economic Development Authority
Series AAA , RB , 4.13% , 06/15/25 ....... 170 170,066
Series 2017DDD , RB , 5.00% , 06/15/25 ... 155 155,222
Series 2015A , RB , 5.00% , 06/15/25 ..... 390 390,560
Series B , RB , 4.00% , 11/01/25 ......... 975 977,673
Series 2022A , RB , 5.00% , 11/01/25 ..... 170 171,302
Series WW , RB , 5.25% , 06/15/31 ....... 1,000 1,002,147
New Jersey Educational Facilities Authority
Series 2016B , RB , 5.00% , 07/01/25 ..... 445 446,174
Series 2017B , RB , 5.00% , 07/01/25 ..... 165 165,435
New Jersey Infrastructure Bank, Series 2015A-1,
RB, 5.00%, 09/01/25 (GTD) .......... 110 110,638
New Jersey Transportation Trust Fund Authority
Series 2015AA , RB , 5.00% , 06/15/25 .... 50 50,072
Series 2016A-1 , RB , 5.00% , 06/15/25 .... 330 330,535
Series 2021A , RB , 5.00% , 06/15/25 ..... 200 200,287
Series 2004A , RB , 5.75% , 06/15/25 ( NPFGC ) 220 220,514
State of New Jersey
GO , 5.00% , 06/01/25 ............... 240 240,281
Series 2020A , GO , 5.00% , 06/01/25 ..... 2,500 2,502,924
Series 2014 , GO , 5.00% , 06/01/31 ...... 110 110,129
GO , 5.00% , 06/01/32 ............... 500 500,585
8,238,310
New Mexico — 0.7%
New Mexico Finance Authority
Series 2019D , RB , 5.00% , 06/01/25 ..... 220 220,257
Series 2015A , RB , 5.00% , 06/15/25 ..... 350 350,611
Series 2018A , RB , 5.00% , 06/15/25 ..... 525 525,825
Series 2021A , RB , 5.00% , 06/15/25 ..... 355 355,558
Santa Fe Public School District, Series 2015,
GO, 5.00%, 08/01/25 (SAW) ......... 100 100,385
State of New Mexico Severance Tax Permanent
Fund
Series 2015A , RB , 5.00% , 07/01/25 ..... 295 295,740
Series 2015B , RB , 5.00% , 07/01/25 ..... 55 55,138
Series 2016D , RB , 5.00% , 07/01/25 ..... 135 135,339
Series 2022A , RB , 5.00% , 07/01/25 ..... 735 736,843
Series A , RB , 5.00% , 07/01/25 ......... 375 375,940
3,151,636
New York — 14.6%
City of New York
Series 2015FF-1 , GO , 5.00% , 06/01/25 ... 125 125,157
Series E , GO , 4.00% , 08/01/25 ........ 100 100,157
Series 2008J-9 , GO , 5.00% , 08/01/25 .... 175 175,705
Series 2017A, Sub-Series A-1 , GO ,
5.00% , 08/01/25 ................ 210 210,846
Series 2018-1 , GO , 5.00% , 08/01/25 ..... 875 878,526
Series 2018C , GO , 5.00% , 08/01/25 ..... 195 195,786
Series 2018D , GO , 5.00% , 08/01/25 ..... 155 155,625
Series 2021A-1 , GO , 5.00% , 08/01/25 .... 235 235,947
Series 2021C , GO , 5.00% , 08/01/25 ..... 1,645 1,651,629
Series 2022C , GO , 5.00% , 08/01/25 ..... 170 170,685
Security
Par (000)
Par (000) Value
New York (continued)
Series A , GO , 5.00% , 08/01/25 ........ USD 320 $ 321,289
Series C , GO , 5.00% , 08/01/25 ........ 3,210 3,222,935
Series 2023A-1 , GO , 5.00% , 09/01/25 .... 130 130,723
Series 2008L-3 , GO , VRDN ( Bank of America
NA LOC ), 2.50% , 05/01/25
(b)
........ 5,600 5,600,000
Series 2016A-5 , GO , VRDN ( JPMorgan
Chase Bank NA SBPA ), 2.50% , 05/01/25
(b)
6,400 6,400,000
County of Monroe, Series 2015, GO,
5.00%, 06/01/25 (AGM) ............ 50 50,075
County of Westchester, Series 2020A, GO,
5.00%, 10/15/25 ................. 70 70,653
Erie County Industrial Development Agency
(The), Series 2022A, RB, 5.00%, 05/01/25
(SAW) ....................... 350 350,000
Long Island Power Authority
Series 2000A , RB , 0.00% , 06/01/25 ( AGM )
(a)
200 199,358
Series 2021A , RB , 5.00% , 09/01/25 ..... 140 140,834
Series 2023D , RB , VRDN ( Barclays Bank plc
LOC ), 2.75% , 05/08/25
(b)
........... 10,000 10,000,000
Metropolitan Transportation Authority
Series 2016B , RB , 4.00% , 11/15/25 ..... 100 100,228
Series 2015F , RB , 5.00% , 11/15/25 ...... 230 231,777
Series 2016B , RB , 5.00% , 11/15/25 ..... 100 100,773
Series 2017B , RB , 5.00% , 11/15/25 ..... 650 655,023
Series 2017C-1 , RB , 5.00% , 11/15/25 .... 470 473,632
Series 2018B , RB , 5.00% , 11/15/25 ..... 100 100,773
Series A-1 , RB , 5.00% , 11/15/25 ....... 185 186,430
Series A-2 , RB , 5.00% , 11/15/25 ....... 285 287,202
Series 2012G-2 , RB , VRDN ( TD Bank NA
LOC ), 3.60% , 05/08/25
(b)
........... 5,000 5,000,000
Series 2005E-1 , RB , VRDN ( Barclays Bank
plc LOC ), 3.60% , 05/01/25
(b)
........ 2,300 2,300,000
Series 2015E-3 , RB , VRDN ( Bank of America
NA LOC ), 2.50% , 05/01/25
(b)
........ 2,300 2,300,000
Metropolitan Transportation Authority Dedicated
Tax Fund
Series 2016A , RB , 5.00% , 11/15/25 ..... 605 611,261
Series 2017A , RB , 5.00% , 11/15/25 ..... 140 141,441
Series 2024A , 5.00% , 11/15/25 ........ 300 303,089
Series B-1 , RB , 5.00% , 11/15/25 ....... 70 70,724
Series B-2 , RB , 5.00% , 11/15/25 ....... 265 267,728
New York City Municipal Water Finance Authority
Series 2015FF , RB , 4.00% , 06/15/25 .... 50 50,041
Series 2020CC-2 , RB , 4.00% , 06/15/25 ... 125 125,104
Series 2020FF , RB , 4.00% , 06/15/25 .... 495 495,411
Series 2015FF , RB , 5.00% , 06/15/25 .... 145 145,295
Series 2020AA , RB , 5.00% , 06/15/25 .... 325 325,660
Series 2020FF , RB , 5.00% , 06/15/25 .... 325 325,660
Series 2013AA-2 , RB , VRDN ( Barclays Bank
plc SBPA ), 3.60% , 05/01/25
(b)
....... 1,400 1,400,000
New York City Transitional Finance Authority
Series 2019A-1 , RB , 5.00% , 08/01/25 .... 50 50,203
Series B-1 , RB , 5.00% , 08/01/25 ....... 605 607,561
New York City Transitional Finance Authority
Building Aid
Series S-2 , RB , 4.00% , 07/15/25 ( SAW ) .. 210 210,272
Series 2018S-4A , RB , 5.00% , 07/15/25
( SAW ) ....................... 205 205,680
Series 2019S-2A , RB , 5.00% , 07/15/25
( SAW ) ....................... 250 250,775
Series 2019S-3A , RB , 5.00% , 07/15/25
( SAW ) ....................... 60 60,199
Series 2023, Sub-Series S-1A , RB ,
5.00% , 07/15/25 ( SAW ) ........... 115 115,381

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
New York City Transitional Finance Authority
Future Tax Secured
Series 2017A-1 , RB , 4.00% , 05/01/25 .... USD 100 $ 100,000
Series 2020C, Sub-Series C-1 , RB ,
5.00% , 05/01/25 ................ 210 210,000
Series 2018B-1 , RB , 5.00% , 08/01/25 .... 275 276,117
Series 2018-1 , RB , 5.00% , 11/01/25 ..... 345 348,241
Series 2020B-1 , RB , 5.00% , 11/01/25 .... 165 166,550
Series 2022A-1 , RB , 5.00% , 11/01/25 .... 225 227,113
Series 2022D, Sub-Series D1 , RB ,
5.00% , 11/01/25 ................ 135 136,268
Series 2023B-1 , RB , 5.00% , 11/01/25 .... 60 60,564
Series 2023E-1 , RB , 5.00% , 11/01/25 .... 580 585,448
Series C , RB , 5.00% , 11/01/25 ......... 1,400 1,413,150
Series 2016 , RB , VRDN ( Bank of America NA
SBPA ), 2.50% , 05/01/25
(b)
.......... 500 500,000
New York State Dormitory Authority
Series 2016A , RB , 4.00% , 07/01/25 ..... 15 15,018
Series 2015A , RB , 5.00% , 07/01/25 ..... 185 185,501
Series 2017A , RB , 5.00% , 07/01/25 ..... 200 200,542
Series 2018A , RB , 5.00% , 07/01/25 ..... 85 85,217
Series 2019A , RB , 5.00% , 07/01/25 ..... 305 305,858
Series 2020A , RB , 5.00% , 09/15/25 ..... 2,500 2,517,547
Series 2015A , RB , 5.00% , 10/01/25 ..... 255 257,072
Series 2015B , RB , 5.00% , 07/01/37 ..... 50 50,131
New York State Environmental Facilities Corp.
Series 2015A , RB , 4.00% , 06/15/25 ..... 115 115,084
Series 2017A , RB , 5.00% , 06/15/25 ..... 205 205,396
Series 2018A , RB , 5.00% , 06/15/25 ..... 150 150,290
Series 2019B , RB , 5.00% , 06/15/25 ..... 395 395,763
Series 2020B , RB , 5.00% , 10/15/25 ..... 70 70,574
Port Authority of New York & New Jersey
Series 189 , RB , 5.00% , 05/01/25 ....... 195 195,000
Series 205 , RB , 5.00% , 11/15/25 ....... 490 494,957
Series 230 , RB , 4.00% , 12/01/25 ....... 145 145,798
Triborough Bridge & Tunnel Authority
Series 2016A , RB , 5.00% , 11/15/25 ..... 310 312,839
Series 2017C-1 , RB , 5.00% , 11/15/25 .... 690 696,319
Series 2018B , RB , 5.00% , 11/15/25 ..... 215 216,969
Series 2023A , RB , 5.00% , 11/15/25 ..... 500 504,579
Series B , RB , 5.00% , 11/15/25 ......... 320 322,931
Series 2025A , RB , 5.00% , 12/01/25 ..... 175 176,877
Series 2005B-2A , RB , VRDN ( State Street
Bank & Trust Co. LOC ), 2.65% , 05/07/25
(b)
5,000 5,000,000
Series 2005B-3 , RB , VRDN ( Bank of America
NA LOC ), 2.50% , 05/01/25
(b)
........ 1,675 1,675,000
66,201,966
North Carolina — 1.5%
City of Charlotte
Series 2015B , COP , 5.00% , 06/01/25 .... 50 50,065
Series 2016A , GO , 5.00% , 07/01/25 ..... 85 85,230
Series 2021A , RB , 5.00% , 07/01/25 ..... 235 235,588
COP , 5.00% , 12/01/25 .............. 50 50,545
City of Charlotte Water & Sewer System
Series 2015 , RB , 5.00% , 07/01/25 ...... 375 376,016
Series 2018 , RB , 5.00% , 07/01/25 ...... 440 441,192
City of Raleigh, Series 2016A, GO,
5.00%, 09/01/25 ................. 245 246,452
City of Winston-Salem Water & Sewer System
Series 2020A , RB , 5.00% , 06/01/25 ..... 75 75,096
Series A , RB , 5.00% , 06/01/25 ......... 200 200,254
County of Buncombe, Series 2015, RB,
5.00%, 06/01/25 ................. 260 260,299
Security
Par (000)
Par (000) Value
North Carolina (continued)
County of Durham, Series 2015, GO,
5.00%, 10/01/25 ................. USD 275 $ 277,041
County of Forsyth
Series 2013 , GO , 5.00% , 07/01/25 ...... 95 95,257
Series 2015 , GO , 5.00% , 12/01/25 ...... 200 202,202
County of Iredell, Series 2016, RB,
5.00%, 12/01/25 ................. 25 25,259
County of Mecklenburg, Series 2011-C, GO,
5.25%, 12/01/25 ................. 25 25,308
County of New Hanover, Series 2016, GO,
5.00%, 08/01/25 ................. 120 120,523
County of Wake, Series 2018A, RB,
5.00%, 08/01/25 ................. 270 271,122
State of North Carolina
Series 2017B , RB , 5.00% , 05/01/25 ..... 400 400,000
Series 2019A , RB , 5.00% , 05/01/25 ..... 150 150,000
Series 2020B , RB , 5.00% , 05/01/25 ..... 480 480,000
Series 2022A , RB , 5.00% , 05/01/25 ..... 455 455,000
Series 2013B , GO , 5.00% , 06/01/25 ..... 590 590,775
Series 2015A , GO , 5.00% , 06/01/25 ..... 145 145,191
Series 2016A , GO , 5.00% , 06/01/25 ..... 1,535 1,537,017
Series 2016B , GO , 5.00% , 06/01/25 ..... 195 195,256
6,990,688
Ohio — 2.5%
City of Cincinnati, Series 2016A, GO,
4.00%, 12/01/25 ................. 150 150,774
City of Cincinnati Water System
Series B , RB , 5.00% , 12/01/25 ......... 100 101,089
Series B , RB , 4.00% , 12/01/30 ......... 2,000 2,009,772
City of Cleveland, Series 2015, GO,
5.00%, 12/01/25 ................. 140 141,444
City of Columbus
Series 2015B , GO , 4.00% , 07/01/25 ..... 35 35,027
Series 2015A , GO , 5.00% , 07/01/25 ..... 235 235,569
Series 2016-2 , GO , 5.00% , 07/01/25 ..... 175 175,424
Series 2016A , GO , 4.00% , 08/15/25 ..... 45 45,072
County of Franklin, Series 2018, RB,
5.00%, 06/01/25 ................. 170 170,213
County of Hamilton, Series 2016A, RB,
5.00%, 12/01/25 ................. 235 237,574
Ohio State University (The)
Series 2017 , RB , 5.00% , 12/01/25 ...... 280 282,902
Series 2020A , RB , 5.00% , 12/01/25 ..... 190 191,969
Ohio Water Development Authority
Series 2019 , RB , 5.00% , 06/01/25 ...... 200 200,319
Series 2019A , RB , 5.00% , 06/01/25 ..... 460 460,733
Series 2019A , RB , 5.00% , 12/01/25 ..... 560 566,169
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2020B , RB , 5.00% , 06/01/25 ..... 430 430,685
Series 2015A , RB , 5.00% , 12/01/25 ..... 675 682,436
Series 2015B , RB , 5.00% , 12/01/25 ..... 270 272,974
Series 2020B , RB , 5.00% , 12/01/25 ..... 250 252,754
State of Ohio
Series W , GO , 4.00% , 05/01/25 ........ 150 150,000
Series V , GO , 5.00% , 05/01/25 ........ 335 335,000
Series S , GO , 5.00% , 05/01/25 ........ 245 245,000
Series 2016A , GO , 5.00% , 08/01/25 ..... 5 5,020
Series 2015A , GO , 5.00% , 09/01/25 ..... 405 407,388
Series 2016A , GO , 5.00% , 09/01/25 ..... 165 165,973
Series 2017B , GO , 5.00% , 09/01/25 ..... 225 226,327
Series 2018A , GO , 5.00% , 09/01/25 ..... 190 191,120
Series 2013A , GO , 5.00% , 09/15/25 ..... 290 291,938
Series 2017B , GO , 5.00% , 09/15/25 ..... 615 619,110

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ohio (continued)
Series 2017V , GO , 5.00% , 10/01/25 ..... USD 445 $ 448,379
Series T , GO , 5.00% , 11/01/25 ......... 180 181,691
Series 2016C , RB , 5.00% , 12/01/25 ..... 145 146,530
Series 2017A , GO , 5.00% , 05/01/26 ..... 1,000 1,000,000
Series 2017A , GO , 5.00% , 05/01/37 ..... 435 435,000
11,491,375
Oklahoma — 0.4%
Grand River Dam Authority
Series 2016A , RB , 4.00% , 06/01/25 ..... 165 165,049
Series 2016A , RB , 5.00% , 06/01/25 ..... 885 885,988
Oklahoma Capitol Improvement Authority, Series
2017A, RB, 4.00%, 07/01/25 ......... 110 110,066
Oklahoma City Water Utilities Trust, Series 2016,
RB, 5.00%, 07/01/25 .............. 385 385,934
1,547,037
Oregon — 2.3%
City of Eugene Electric Utility System, Series
2016A, RB, 5.00%, 08/01/25 ......... 35 35,136
City of Portland, Series 2018B, GO,
5.00%, 06/15/25 ................. 95 95,187
City of Portland Sewer System
Series 2015A , RB , 5.00% , 06/01/25 ..... 300 300,396
Series 2016A , RB , 5.00% , 06/15/25 ..... 415 415,815
Clackamas & Washington Counties School
District No. 3
Series 2015 , GO , 5.00% , 06/15/29 ( GTD ) . 300 300,554
Series 2015 , GO , 5.00% , 06/15/32 ( GTD ) . 3,000 3,005,541
Multnomah County School District No. 1 Portland
Series 2015B , GO , 5.00% , 06/15/25 ( GTD ) 205 205,347
Series 2017B , GO , 5.00% , 06/15/25 ( GTD ) 290 290,491
Series 2020 , GO , 5.00% , 06/15/25 ( GTD ) . 1,025 1,026,734
Multnomah County School District No. 7
Reynolds, Series B, GO, 0.00%, 06/15/36
(GTD)
(a)
...................... 650 399,551
Portland Community College District, Series
2016, GO, 5.00%, 06/15/25 .......... 360 360,698
Salem-Keizer School District No. 24J, Series
2020B, GO, 5.00%, 06/15/25 (GTD) ..... 275 275,516
State of Oregon
Series 2017A , GO , 5.00% , 05/01/25 ..... 300 300,000
Series 2021A , GO , 5.00% , 05/01/25 ..... 785 785,000
Series C , GO , 5.00% , 06/01/25 ........ 165 165,207
Series 2023G , GO , 5.00% , 08/01/25 ..... 640 642,581
Series L , GO , 5.00% , 08/01/25 ........ 225 225,907
Series 2015O , GO , 5.00% , 08/01/35 ..... 550 552,219
State of Oregon Department of Transportation
Series 2017C , RB , 5.00% , 11/15/25 ..... 115 115,961
Series 2022A , RB , 5.00% , 11/15/25 ..... 100 100,836
Series A , RB , 5.00% , 11/15/25 ......... 720 726,017
Tri-County Metropolitan Transportation District of
Oregon, Series 2017A, RB, 5.00%, 09/01/25 200 201,090
10,525,784
Pennsylvania — 4.1%
City of Philadelphia
Series 2015A , GO , 5.00% , 08/01/25 ..... 255 255,841
Series 2017A , GO , 5.00% , 08/01/25 ..... 150 150,495
Series 2019A , GO , 5.00% , 08/01/25 ..... 135 135,445
City of Philadelphia Water & Wastewater
Series 2022C , RB , 5.00% , 06/01/25 ..... 420 420,423
Series 2016 , RB , 5.00% , 10/01/25 ...... 1,160 1,166,923
Series 2017B , RB , 5.00% , 11/01/25 ..... 350 352,609
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Commonwealth of Pennsylvania
Series 2021 , GO , 5.00% , 05/15/25 ...... USD 250 $ 250,151
Series 2019 , GO , 5.00% , 07/15/25 ...... 175 175,588
Series 2015 , GO , 5.00% , 08/15/25 ...... 145 145,708
Series 2016 , GO , 5.00% , 09/15/25 ...... 2,570 2,586,697
Series 2016 , GO , 5.00% , 09/15/25 ( AGM-CR ) 20 20,125
Series 2022 , GO , 5.00% , 10/01/25 ...... 1,130 1,138,345
County of Bucks, Series 2017, GO,
5.00%, 06/01/25 ................. 140 140,187
County of Chester, Series 2020A, GO,
5.00%, 07/15/25 ................. 100 100,327
Delaware County Authority, Series 2016, RB,
5.00%, 12/01/25 ................. 60 60,636
Delaware River Joint Toll Bridge Commission,
Series 2019B, RB, 5.00%, 07/01/25 ..... 235 235,573
Northampton County General Purpose Authority,
Series 2024A, RB, 5.00%, 11/15/25 ..... 200 201,915
Pennsylvania Higher Educational Facilities
Authority, Series B, RB, 5.00%, 10/01/25 .. 370 372,729
Pennsylvania State University (The), Series B,
RB, 5.25%, 08/15/25 .............. 365 367,039
Pennsylvania Turnpike Commission
Series 2016B , RB , 5.00% , 06/01/25 ..... 265 265,258
Series B-2 , RB , 5.00% , 06/01/25 ....... 185 185,196
Series 2016A-1 , RB , 5.00% , 12/01/25 .... 440 444,541
Series 2017A , RB , 5.00% , 12/01/25 ..... 150 151,418
Series 2019A , RB , 5.00% , 12/01/25 ..... 215 217,219
Series 2021B , RB , 5.00% , 12/01/25 ..... 990 1,000,052
Series A-1 , RB , 5.00% , 12/01/25 ....... 520 525,366
Series A-2 , RB , 5.00% , 12/01/25 ....... 560 565,779
Series 2019-2 , RB , VRDN ( TD Bank NA
LOC ), 3.62% , 05/08/25
(b)
........... 3,000 3,000,000
Series 2020 , RB , VRDN ( TD Bank NA LOC ),
3.62% , 05/01/25
(b)
............... 3,100 3,100,000
Pennsylvania Turnpike Commission Registration
Fee, Series 2005A, RB, 5.25%, 07/15/25
(AGM) ....................... 420 421,658
Philadelphia Authority for Industrial
Development, Series 2021A, RB,
5.00%, 07/01/25 ................. 250 250,605
Pittsburgh Water & Sewer Authority, Series
2017A, RB, 5.00%, 09/01/25 (AGM) ..... 195 195,986
18,599,834
Rhode Island — 0.3%
Rhode Island Commerce Corp.
Series 2016B , RB , 5.00% , 06/15/25 ..... 720 721,150
Series 2017A , RB , 5.00% , 06/15/25 ..... 245 245,391
Rhode Island Infrastructure Bank Water Pollution
Control Revolving Fund
Series 2016A , RB , 5.00% , 10/01/25 ..... 145 146,077
Series 2017B , RB , 5.00% , 10/01/25 ..... 135 136,003
State of Rhode Island
Series 2017A , GO , 5.00% , 05/01/25 ..... 60 60,000
Series 2015A , GO , 5.00% , 08/01/25 ..... 105 105,437
1,414,058
South Carolina — 1.0%
County of Charleston
Series 2015C , GO , 5.00% , 11/01/25 ( SAW ) 315 317,895
Series 2015D , GO , 5.00% , 11/01/25 ( SAW ) 65 65,597
Series 2017A , GO , 5.00% , 11/01/25 ( SAW ) 100 100,919
Greenville County School District, Series 2023,
RB, 5.00%, 12/01/25 .............. 500 504,751

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
South Carolina (continued)
South Carolina Public Service Authority, Series
2025B, RB, 5.00%, 12/01/25
(c)
........ USD 2,015 $ 2,033,435
South Carolina Transportation Infrastructure
Bank, Series 2021B, RB, 5.00%, 10/01/25 . 1,555 1,566,225
4,588,822
Tennessee — 1.7%
City of Memphis
Series 2018 , GO , 5.00% , 06/01/25 ...... 1,000 1,001,252
Series 2020A , GO , 5.00% , 12/01/25 ..... 305 308,232
City of Memphis Electric System, Series 2017,
RB, 5.00%, 12/01/25 .............. 280 282,886
City of Memphis Sanitary Sewerage System
Series 2018 , RB , 5.00% , 10/01/25 ...... 220 221,531
Series 2020B , RB , 5.00% , 10/01/25 ..... 455 458,167
County of Sumner, Series 2020, GO,
5.00%, 12/01/25 ................. 150 151,633
Metropolitan Government of Nashville &
Davidson County
Series 2017B , RB , 5.00% , 05/15/25 ..... 490 490,272
Series 2021A , RB , 5.00% , 05/15/25 ..... 395 395,219
Series 2017B , RB , 5.00% , 07/01/25 ..... 125 125,309
Series 2020A , RB , 5.00% , 07/01/25 ..... 45 45,111
Series 2020B , RB , 5.00% , 07/01/25 ..... 175 175,432
Series 2021A , GO , 5.00% , 07/01/25 ..... 1,215 1,218,305
State of Tennessee, Series A, GO,
5.00%, 08/01/29 ................. 1,535 1,541,581
Tennessee State School Bond Authority
Series 2015B , RB , 5.00% , 11/01/25 ( ST
INTERCEPT ) .................. 190 191,717
Series 2019A , RB , 5.00% , 11/01/25
( HERBIP ) ..................... 375 378,388
Series B , RB , 5.00% , 11/01/25 ( ST
INTERCEPT ) .................. 560 565,059
7,550,094
Texas — 8.0%
Alamo Regional Mobility Authority, Series 2016,
RB, 5.00%, 06/15/25 .............. 245 245,475
Austin Community College District
Series 2015 , GO , 5.00% , 08/01/25 ...... 130 130,507
Series 2021 , GO , 5.00% , 08/01/25 ...... 415 416,617
Series 2015 , GO , 5.00% , 08/01/29 ...... 870 873,291
Austin Independent School District
Series 2021 , GO , 5.00% , 08/01/25 ( PSF ) .. 250 251,063
Series 2023 , GO , 5.00% , 08/01/25 ...... 355 356,509
Series B , GO , 5.00% , 08/01/25 ( PSF ) .... 290 291,233
Board of Regents of the University of Texas
System
Series 2014B , RB , 5.00% , 08/15/25 ..... 610 612,974
Series 2016E , RB , 5.00% , 08/15/25 ..... 310 311,512
Series 2016J , RB , 5.00% , 08/15/25 ..... 365 366,780
Series 2017C , RB , 5.00% , 08/15/25 ..... 330 331,609
Series 2024A , RB , 5.00% , 08/15/25 ..... 225 226,097
City of Arlington, Series 2015, GO,
5.00%, 08/15/25 ................. 155 155,769
City of Austin
Series 2015 , GO , 5.00% , 09/01/25 ...... 395 397,192
Series 2016 , GO , 5.00% , 09/01/25 ...... 610 613,386
Series 2020 , GO , 5.00% , 09/01/25 ...... 295 296,637
City of Austin Water & Wastewater System
Series 2016 , RB , 5.00% , 11/15/25 ...... 110 110,946
Series 2020C , RB , 5.00% , 11/15/25 ..... 140 141,304
Series 2021 , RB , 5.00% , 11/15/25 ...... 535 539,632
Series 2024 , RB , 5.00% , 11/15/25 ...... 100 100,866
Security
Par (000)
Par (000) Value
Texas (continued)
City of Dallas Waterworks & Sewer System
Series 2016A , RB , 5.00% , 10/01/25 ..... USD 100 $ 100,741
Series 2020C , RB , 5.00% , 10/01/25 ..... 305 307,261
City of Houston Airport System, Series 2018D,
RB, 5.00%, 07/01/25 .............. 130 130,308
City of Houston Combined Utility System
Series 2002C , RB , 5.00% , 11/15/25 ..... 135 136,270
Series 2015D , RB , 5.00% , 11/15/25 ..... 385 388,622
Series 2016B , RB , 5.00% , 11/15/25 ..... 375 378,528
Series 1998A , RB , 0.00% , 12/01/25 ( AGM )
(a)
20 19,603
City of Plano
Series 2015 , GO , 5.00% , 09/01/25 ...... 225 226,234
Series 2017A , GO , 5.00% , 09/01/25 ..... 270 271,481
City of San Antonio
Series 2017 , GO , 5.00% , 08/01/25 ...... 120 120,498
Series 2018 , GO , 5.00% , 08/01/25 ...... 370 371,535
Series 2020 , GO , 5.00% , 08/01/25 ...... 200 200,830
Series 2021 , GO , 5.00% , 08/01/25 ...... 270 271,120
County of Bexar, Series 2016, GO,
5.00%, 06/15/25 ................. 130 130,252
County of Dallas, Series 2016, GO,
5.00%, 08/15/25 ................. 500 502,305
County of Denton, Series 2019, GO,
5.00%, 05/15/25 ................. 290 290,171
County of Harris
Series 2016A , RB , 5.00% , 08/15/25 ..... 420 422,083
Series 2017A , GO , 5.00% , 10/01/25 ..... 170 171,288
Series B , GO , 5.00% , 10/01/25 ........ 425 428,221
County of Harris Toll Road, Series 2022A, RB,
5.00%, 08/15/25 ................. 455 457,058
Dallas Area Rapid Transit
Series 2019 , RB , 5.00% , 12/01/25 ...... 2,005 2,025,302
Series 2020A , RB , 5.00% , 12/01/25 ..... 205 207,076
Series 2016A , RB , 5.00% , 12/01/31 ..... 570 576,150
Dallas Fort Worth International Airport
Series 2020B , RB , 5.00% , 11/01/25 ..... 485 489,045
Series 2021B , RB , 5.00% , 11/01/25 ..... 480 484,003
Denton Independent School District
Series 2016 , GO , 5.00% , 08/15/25 ( PSF ) .. 210 210,767
Series 2020 , GO , 5.00% , 08/15/25 ( PSF ) .. 205 205,749
DeSoto Independent School District, Series
2020, GO, 0.00%, 08/15/25 (PSF)
(a)
..... 200 197,810
Frisco Independent School District, Series
2016A, GO, 5.00%, 08/15/25 (PSF) ..... 420 421,937
Grapevine-Colleyville Independent School
District, Series 1998, GO, 0.00%, 08/15/25
(PSF)
(a)
...................... 200 197,968
Klein Independent School District, Series 2015A,
GO, 5.00%, 08/01/25 (PSF) .......... 130 130,517
Leander Independent School District
Series A , GO , 0.00% , 08/15/25 ( PSF )
(a)
... 330 326,414
Series B , GO , 0.00% , 08/15/25
(a)
....... 135 133,495
Series 2017A , GO , 5.00% , 08/15/25 ( PSF ) 245 246,165
Lewisville Independent School District
Series 2016A , GO , 5.00% , 08/15/25 ( PSF ) 650 652,846
Series 2016B , GO , 5.00% , 08/15/25 ..... 540 542,364
Lone Star College System
Series 2017A , GO , 5.00% , 08/15/25 ..... 40 40,183
Series 2016 , GO , 5.00% , 09/15/25 ...... 270 271,651
Lower Colorado River Authority
Series 2015D , RB , 5.00% , 05/15/25 ..... 245 245,119
Series 2016 , RB , 5.00% , 05/15/25 ...... 400 400,194
Series 2019 , RB , 5.00% , 05/15/25 ...... 430 430,209
Series 2022A , RB , 5.00% , 05/15/25 ..... 80 80,039
Series 2023A , RB , 5.00% , 05/15/25 ..... 280 280,136

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Metropolitan Transit Authority of Harris County
Sales & Use Tax
RB , 5.00% , 11/01/25 ............... USD 100 $ 100,838
Series 2015B , RB , 5.00% , 11/01/25 ..... 435 438,647
Series 2017A , RB , 5.00% , 11/01/25 ..... 120 121,006
Series A , RB , 5.00% , 11/01/25 ......... 155 156,299
North East Independent School District
Series 2015 , GO , 5.00% , 08/01/25 ( PSF ) .. 310 311,247
Series 2018 , GO , 5.00% , 08/01/25 ( PSF ) .. 40 40,161
North Texas Municipal Water District
Series 2015 , RB , 5.00% , 06/01/25 ...... 115 115,104
Series 2016 , RB , 5.00% , 06/01/25 ...... 220 220,258
North Texas Municipal Water District Upper East
Fork Wastewater Interceptor System
Series 2016 , RB , 5.00% , 06/01/25 ...... 110 110,129
Series 2017 , RB , 5.00% , 06/01/25 ...... 225 225,264
North Texas Municipal Water District Water
System
Series 2015 , RB , 5.00% , 09/01/25 ...... 415 417,179
Series 2019 , RB , 5.00% , 09/01/25 ...... 355 356,864
Northside Independent School District
Series 2016 , GO , 5.00% , 06/15/25 ( PSF ) .. 175 175,318
Series 2016A , GO , 5.00% , 08/15/25 ( PSF ) 100 100,461
Permanent University Fund - Texas A&M
University System, Series 2009B, RB,
4.50%, 07/01/25 ................. 80 80,139
Permanent University Fund - University of Texas
System
Series 2015B , RB , 5.00% , 07/01/25 ..... 280 280,725
Series 2016A , RB , 5.00% , 07/01/25 ..... 270 270,699
Round Rock Independent School District
Series 2016 , GO , 5.00% , 08/01/25 ( PSF ) .. 70 70,283
Series 2017 , GO , 5.00% , 08/01/25 ...... 200 200,769
Series 2019A , GO , 5.00% , 08/01/25 ( PSF ) 640 642,591
Series 2019B , GO , 5.00% , 08/01/25 ..... 70 70,269
Series 2016 , GO , 5.00% , 08/01/35 ( PSF ) .. 600 602,270
San Antonio Independent School District, Series
2018, GO, 5.00%, 08/15/25 (PSF) ...... 115 115,530
San Antonio Water System
Series 2016C , RB , 5.00% , 05/15/25 ..... 180 180,109
Series 2017A , RB , 5.00% , 05/15/25 ..... 190 190,115
Spring Independent School District
Series 2015 , GO , 5.00% , 08/15/25 ( PSF ) .. 200 200,945
Series 2017 , GO , 5.00% , 08/15/25 ( PSF ) .. 175 175,827
State of Texas
Series 2016A , GO , 5.00% , 08/01/25 ..... 200 200,781
Series 2018A , GO , 5.00% , 08/01/25 ..... 275 276,074
Series 2016 , GO , 5.00% , 10/01/25 ...... 170 171,185
Tarrant County College District, Series 2020,
GO, 5.00%, 08/15/25 .............. 295 296,377
Texas A&M
University
Series 2016C , RB , 5.00% , 05/15/25 ..... 865 865,497
Series 2016E , RB , 5.00% , 05/15/25 ..... 1,135 1,135,652
Series 2017C , RB , 5.00% , 05/15/25 ..... 140 140,080
Series 2021A , RB , 5.00% , 05/15/25 ..... 120 120,069
Series 2022 , RB , 5.00% , 05/15/25 ...... 155 155,089
Texas Department of Transportation State
Highway Fund
Series 2015 , RB , 5.00% , 10/01/25 ...... 600 604,306
Series 2016A , RB , 5.00% , 10/01/25 ..... 1,810 1,822,991
Texas State Technical College
Series 2022A , RB , 5.00% , 08/01/25 ( AGM ) 300 301,132
Series 2016 , RB , 4.00% , 10/15/25 ...... 125 125,440
Texas Water Development Board
Series 2018A , RB , 5.00% , 10/15/25 ..... 840 846,887
Security
Par (000)
Par (000) Value
Texas (continued)
Series A , RB , 5.00% , 10/15/25 ......... USD 95 $ 95,779
Trinity River Authority Central Regional
Wastewater System
Series 2016 , RB , 5.00% , 08/01/25 ...... 340 341,419
Series 2017 , RB , 5.00% , 08/01/25 ...... 635 637,651
Series 2019 , RB , 5.00% , 08/01/25 ...... 735 738,068
United Independent School District, Series 2015,
GO, 5.00%, 08/15/35 (PSF) .......... 410 411,857
36,144,327
Utah — 1.2%
Davis School District, Series 2017B, GO,
5.00%, 06/01/25 (GTD) ............. 80 80,102
Ogden City School District, Series 2016, GO,
5.00%, 06/15/25 (GTD) ............. 165 165,310
State of Utah
Series 2020 , GO , 3.00% , 07/01/25 ...... 280 279,603
Series 2018 , GO , 5.00% , 07/01/25 ...... 1,030 1,033,018
Series 2020 , GO , 5.00% , 07/01/25 ...... 830 832,432
University of Utah (The)
Series 2016A , RB , 4.00% , 08/01/25 ..... 75 75,118
Series 2016A , RB , 5.00% , 08/01/25 ..... 115 115,463
Series 2017B1 , RB , 5.00% , 08/01/25 ( SAP ) 300 301,208
Utah State Building Ownership Authority, Series
2016, RB, 5.00%, 05/15/25 .......... 760 760,458
Utah Transit Authority
Series 2015A , RB , 5.00% , 06/15/25 ..... 605 606,131
Series 2015A , RB , 5.00% , 06/15/35 ..... 395 395,705
Series 2015A , RB , 5.00% , 06/15/37 ..... 690 691,231
5,335,779
Vermont — 0.3%
University of Vermont & State Agricultural
College, Series 2016, RB, 5.00%, 10/01/25 40 40,265
Vermont Municipal Bond Bank
Series 2024 , RB , 5.00% , 12/01/25 ...... 1,000 1,010,958
Series 5 , RB , 5.00% , 12/01/25 ......... 115 116,260
1,167,483
Virginia — 2.5%
City of Alexandria, Series 2017D, GO,
5.00%, 07/01/25 (SAW) ............ 140 140,363
City of Charlottesville, Series 2015, GO,
4.00%, 07/15/25 (SAW) ............ 125 125,169
City of Falls Church, Series 2019B, GO,
5.00%, 07/15/25 ................. 225 225,755
City of Hampton, Series 2015B, GO,
5.00%, 09/01/25 (SAW) ............ 210 211,202
City of Newport News, Series 2021, RB,
5.00%, 07/15/25 ................. 1,440 1,444,712
City of Norfolk
Series A , GO , 5.00% , 10/01/25 ........ 145 146,058
Series 2015B , RB , 5.00% , 11/01/25 ..... 125 126,111
City of Richmond, Series 2014B, GO,
5.00%, 07/15/25 (SAW) ............ 55 55,185
City of Virginia Beach, Series 2020A, RB,
5.00%, 11/15/25 ................. 385 388,915
City of Virginia Beach Water & Sewer System,
Series B, RB, 5.00%, 10/01/25 ........ 100 100,759
County of Arlington
Series 2020A , GO , 5.00% , 08/01/25 ( SAW ) 50 50,210
Series A , GO , 5.00% , 08/15/25 ........ 175 175,864
Series B , GO , 5.00% , 08/15/25 ........ 100 100,494
County of Chesterfield, Series 2016, RB,
5.00%, 11/01/25 ................. 200 201,828

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Virginia (continued)
County of Fairfax
Series 2016A , RB , 5.00% , 07/15/25 ..... USD 110 $ 110,371
Series 2018A , GO , 5.00% , 10/01/25 ( SAW ) 490 493,637
County of Henrico, Series 2020, GO,
5.00%, 07/15/25 (SAW) ............ 130 130,442
County of Loudoun
Series 2019A , GO , 5.00% , 12/01/25 ( SAW ) 1,000 1,011,010
Series 2024A , GO , 5.00% , 12/01/25 ..... 155 156,707
Fairfax County Industrial Development Authority,
Series 2022, RB, 5.00%, 05/15/25 ...... 310 310,162
Hampton Roads Sanitation District, Series
2016A, RB, 4.00%, 08/01/25 ......... 105 105,189
Upper Occoquan Sewage Authority, Series 2014,
RB, 4.00%, 07/01/39 .............. 2,005 2,007,252
Virginia College Building Authority, Series 2017A,
RB, 5.00%, 09/01/25 (ST INTERCEPT) ... 130 130,744
Virginia Commonwealth Transportation Board
Series 2019 , RB , 5.00% , 05/15/25 ...... 195 195,114
Series 2016 , RB , 5.00% , 09/15/25 ...... 240 241,550
Virginia Public Building Authority
Series 2020A , RB , 5.00% , 08/01/25 ..... 265 266,102
Series 2020B , RB , 5.00% , 08/01/25 ..... 650 652,703
Series A , RB , 5.00% , 08/01/25 ......... 235 235,977
Series B , RB , 5.00% , 08/01/25 ......... 325 326,351
Virginia Public School Authority
Series 2015A , RB , 5.00% , 08/01/25 ( ST
INTERCEPT ) .................. 180 180,735
Series 2016 , RB , 5.00% , 08/01/25 ( SAW ) . 50 50,208
Series 2016A , RB , 5.00% , 08/01/25 ( ST
INTERCEPT ) .................. 280 281,143
Series 2018A , RB , 5.00% , 08/01/25 ( ST
INTERCEPT ) .................. 200 200,817
Series 2019C , RB , 5.00% , 08/01/25 ( ST
INTERCEPT ) .................. 175 175,714
Virginia Resources Authority
Series 2015D , RB , 4.00% , 11/01/25 ..... 85 85,359
Series 2015 , RB , 5.00% , 11/01/25 ...... 115 116,022
Series 2015A , RB , 5.00% , 11/01/25 ( MO ) . 310 312,679
Series 2017C , RB , 5.00% , 11/01/25 ..... 30 30,274
Series 2019B , RB , 5.00% , 11/01/25 ..... 180 181,646
Virginia Resources Authority Clean Water
Revolving Fund, Series 2015, RB,
5.00%, 10/01/25 ................. 65 65,480
11,546,013
Washington — 4.0%
Central Puget Sound Regional Transit Authority
Series 2015S-1 , RB , 5.00% , 11/01/25 .... 855 862,974
Series 2016S-1 , RB , 5.00% , 11/01/25 .... 155 156,446
Series 2015S-1 , RB , 5.00% , 11/01/30 .... 385 388,427
Series 2015S-1 , RB , 5.00% , 11/01/35 .... 1,525 1,538,575
Series 2015S-1 , RB , 5.00% , 11/01/36 .... 330 332,938
City of Seattle
Series 2015A , GO , 5.00% , 06/01/25 ..... 935 936,083
Series 2017 , RB , 5.00% , 07/01/25 ...... 110 110,301
Series 2020A , RB , 5.00% , 07/01/25 ..... 210 210,575
Series 2021A , RB , 5.00% , 07/01/25 ..... 500 501,369
Series 2018A , GO , 5.00% , 12/01/25 ..... 375 378,732
City of Seattle Water System, Series 2017, RB,
5.00%, 08/01/25 ................. 225 225,843
City of Vancouver, Series 2015B, GO,
5.00%, 12/01/25 ................. 210 212,114
Clark County School District No. 114 Evergreen,
Series 2018, GO, 5.00%, 12/01/25 (GTD) . 335 338,392
Security
Par (000)
Par (000) Value
Washington (continued)
Clark County School District No. 122 Ridgefield,
Series 2017, GO, 5.00%, 12/01/25 (GTD) . USD 55 $ 55,586
County of King
Series 2019B , GO , 5.00% , 07/01/25 ..... 525 526,207
Series 2022A , GO , 5.00% , 07/01/25 ..... 50 50,115
Series 2015E , GO , 5.00% , 12/01/25 ..... 225 227,461
County of Kitsap, Series 2015, GO,
5.00%, 06/01/25 ................. 250 250,317
County of Pierce
Series 2019A , GO , 5.00% , 07/01/25 ..... 155 155,398
Series A , GO , 5.00% , 08/01/25 ........ 220 220,880
Series B , GO , 5.00% , 08/01/25 ........ 200 200,800
County of Snohomish, Series 2022, GO,
5.00%, 12/01/25 ................. 445 449,738
County of Spokane, Series 2019B, GO,
5.00%, 12/01/25 ................. 200 202,130
Energy Northwest
Series 2015C , RB , 5.00% , 07/01/25 ..... 270 270,654
Series 2016A , RB , 5.00% , 07/01/25 ..... 2,085 2,090,052
Series 2017-A , RB , 5.00% , 07/01/25 ..... 795 796,926
King County School District No. 405 Bellevue
Series 2016 , GO , 5.00% , 12/01/25 ( GTD ) . 155 156,650
Series 2019 , GO , 5.00% , 12/01/25 ( GTD ) . 160 161,704
King County School District No. 410 Snoqualmie
Valley, Series 2017, GO, 5.00%, 12/01/25
(GTD) ....................... 395 399,206
King County School District No. 415 Kent, Series
2018, GO, 5.00%, 12/01/25 (GTD) ...... 225 227,265
Kitsap County School District No. 401 Central
Kitsap, Series 2016, GO, 5.00%, 12/01/25
(GTD) ....................... 190 192,023
Pierce County School District No. 10 Tacoma,
Series 2015, GO, 5.00%, 12/01/25 (GTD) . 275 277,721
Pierce County School District No. 402 Franklin
Pierce, Series 2016, GO, 5.00%, 12/01/25
(GTD) ....................... 130 131,384
Port of Tacoma, Series A, RB, 4.00%, 12/01/25 115 115,499
Snohomish County School District No.
201 Snohomish, Series 2016, GO,
5.00%, 12/01/25 (GTD) ............. 220 222,279
Snohomish County School District No. 4 Lake
Stevens, Series 2016, GO, 5.00%, 12/01/25
(GTD) ....................... 70 70,725
Spokane County School District No. 356 Central
Valley, Series 2018, GO, 5.00%, 12/01/25
(GTD) ....................... 90 90,964
State of Washington
Series 2020B , GO , 5.00% , 06/01/25 ..... 190 190,246
Series 2021E , GO , 5.00% , 06/01/25 ..... 700 700,908
Series 2015C , COP , 5.00% , 07/01/25 ( ST
INTERCEPT ) .................. 120 120,319
Series R-2016B , GO , 5.00% , 07/01/25 ... 250 250,825
Series R-2020D , GO , 5.00% , 07/01/25 ... 170 170,455
Series R-2022C , GO , 5.00% , 07/01/25 ... 140 140,462
Series 2016A-1 , GO , 5.00% , 08/01/25 .... 390 391,878
Series 2016A-2 , GO , 5.00% , 08/01/25 .... 155 155,746
Series 2018A , GO , 5.00% , 08/01/25 ..... 70 70,337
Series R-2017B , GO , 5.00% , 08/01/25 ... 150 150,624
Series R-2017C , GO , 5.00% , 08/01/25 ... 190 190,915
Series R-2018C , GO , 5.00% , 08/01/25 ... 445 447,142
Series R-2018D , GO , 5.00% , 08/01/25 ... 625 628,009
Series 2004F , GO , 0.00% , 12/01/25
( AMBAC )
(a)
.................... 410 402,087

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF
16
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Washington (continued)
University of Washington, Series 2015C, RB,
5.00%, 12/01/25 ................. USD 180 $ 181,907
17,926,313
West Virginia — 0.5%
State of West Virginia
Series 2015A , GO , 5.00% , 06/01/25 ..... 755 755,947
Series 2018A , GO , 5.00% , 06/01/25 ..... 120 120,151
Series 2015A , GO , 3.00% , 11/01/25 ..... 50 49,837
Series 2018B , GO , 5.00% , 12/01/25 ..... 150 151,548
West Virginia Commissioner of Highways
Series 2017A , RB , 5.00% , 09/01/25 ..... 750 753,796
Series 2018A , RB , 5.00% , 09/01/25 ..... 220 221,113
West Virginia Lottery Excess Lottery, Series
2015A, RB, 5.00%, 07/01/25 ......... 285 285,657
2,338,049
Wisconsin — 2.0%
State of Wisconsin
Series 2017A , GO , 5.00% , 05/01/25 ..... 375 375,000
Series 2019A , GO , 5.00% , 05/01/25 ..... 395 395,000
Series 2019B , GO , 5.00% , 05/01/25 ..... 665 665,000
Series 2016-2 , GO , 4.00% , 11/01/25 ..... 370 371,562
Series 2016-2 , GO , 5.00% , 11/01/25 ..... 2,200 2,220,119
Series 2017-2 , GO , 5.00% , 11/01/25 ..... 345 348,155
Series 2016A , GO , 5.00% , 05/01/32 ..... 585 585,000
Series 2017A , GO , 5.00% , 05/01/32 ..... 135 135,000
State of Wisconsin Environmental Improvement
Fund
Series 2017A , RB , 5.00% , 06/01/25 ..... 395 395,506
Series 2018A , RB , 5.00% , 06/01/25 ..... 1,295 1,296,657
Security
Par (000)
Par (000) Value
Wisconsin (continued)
Wisconsin Department of Transportation
Series 20171 , RB , 5.00% , 07/01/25 ..... USD 745 $ 746,969
Series 20172 , RB , 5.00% , 07/01/25 ..... 905 907,392
Wisconsin Health & Educational Facilities
Authority, Series 2016A, RB, 5.00%, 11/15/25 425 428,660
8,870,020
Total Long-Term Investments — 98 .6%
(Cost: $ 448,114,499 ) .............................. 446,914,537
Shares
Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 3.05%
(d) (e)
......... 76,838 76,846
Total Short-Term Securities — 0.0%
(Cost: $ 76,846 ) ................................. 76,846
Total Investments — 98 .6%
(Cost: $ 448,191,345 ) .............................. 446,991,383
Other Assets Less Liabilities — 1.4% .................... 6,051,073
Net Assets — 100.0% ...............................
$ 453,042,456
(a)
Zero-coupon bond.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
When-issued security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 151,169 $ — $ (74,323)
(a)
$ — $ — $ 76,846 76,838 $ 50,481 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF
Schedules of Investments
17
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 446,914,537 $ — $ 446,914,537
Short-Term Securities
Money Market Funds ...................................... 76,846 — — 76,846
$ 76,846 $ 446,914,537 $ — $ 446,991,383

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 2.2%
Alabama Federal Aid Highway Finance Authority
Series A , RB , 5.00% , 09/01/26 ......... USD 640 $ 655,842
Series B , RB , 5.00% , 09/01/26 ......... 1,435 1,470,521
Series 2016A , RB , 5.00% , 09/01/36 ..... 1,285 1,316,808
Alabama Highway Finance Corp., Series 2020A,
RB, 5.00%, 08/01/26 .............. 200 204,645
Alabama Public School & College Authority
Series 2014B , RB , 5.00% , 01/01/26 ..... 1,890 1,897,503
Series B , RB , 5.00% , 05/01/26 ......... 55 55,224
Series C , RB , 5.00% , 06/01/26 ......... 150 150,610
Series 2020A , RB , 5.00% , 11/01/26 ..... 520 535,451
Auburn University, Series 2025-A, RB,
5.00%, 06/01/26
(a)
................ 500 510,900
Black Belt Energy Gas District, Series 2021B,
RB, VRDN, 4.00%, 12/01/26
(b)
........ 3,300 3,294,023
City of Huntsville, Series 2016D, GO,
5.00%, 05/01/26 ................. 40 40,827
State of Alabama
Series 2016C , GO , 5.00% , 08/01/26 ..... 285 292,212
Series 2016A , GO , 5.00% , 11/01/26 ..... 120 121,806
Series 2016C , GO , 5.00% , 08/01/27 ..... 430 440,473
University of Alabama (The)
Series 2019A , RB , 5.00% , 07/01/26 ..... 145 148,414
Series 2019C , RB , 5.00% , 07/01/26 ..... 230 235,415
11,370,674
Alaska — 0.1%
Municipality of Anchorage
Series 2018A , GO , 5.00% , 09/01/26 ..... 215 220,252
Series 2022A , GO , 5.00% , 09/01/26 ..... 375 384,161
State of Alaska, Series 2024B, GO,
5.00%, 08/01/26 ................. 100 102,397
706,810
Arizona — 2.2%
Arizona Board of Regents
Series 2021A , COP , 5.00% , 06/01/26 .... 310 316,258
Series 2020A , RB , 5.00% , 07/01/26 ..... 75 76,679
Series 2017B , RB , 5.00% , 07/01/26 ..... 130 133,076
Arizona Department of Transportation
State Highway Fund, Series 2016, RB,
5.00%, 07/01/26 ................. 305 311,976
Arizona Industrial Development Authority, Series
2024, RB, VRDN, 5.00%, 11/01/26
(b)
..... 300 306,783
Arizona State University, Series 2019A, RB,
5.00%, 07/01/26 ................. 45 46,007
Arizona Transportation Board
Series 2016 , RB , 5.00% , 07/01/26 ...... 135 138,088
Series 2017A , RB , 5.00% , 07/01/26 ..... 520 531,893
City of Glendale, Series 2015, RB,
5.00%, 07/01/26 ................. 510 511,623
City of Mesa Utility System, Series 2016, RB,
5.00%, 07/01/26 ................. 130 133,089
City of Phoenix
Series 2016 , GO , 4.00% , 07/01/26 ...... 275 278,562
Series 2016 , GO , 5.00% , 07/01/26 ...... 885 906,540
Series 2016 , GO , 5.00% , 07/01/27 ...... 435 444,180
City of Phoenix Civic Improvement Corp.
Series 2015A , RB , 5.00% , 07/01/26 ..... 170 170,550
Series 2016 , RB , 5.00% , 07/01/26 ...... 140 143,407
Series 2020A , RB , 5.00% , 07/01/26 ..... 345 353,397
Series 2021B , RB , 5.00% , 07/01/26 ..... 735 752,889
Series 2022 , RB , 5.00% , 07/01/26 ...... 260 266,328
Security
Par (000)
Par (000) Value
Arizona (continued)
Series B , RB , 5.00% , 07/01/26 ......... USD 295 $ 302,180
Series 2005B , RB , 5.50% , 07/01/26 ( NPFGC ) 40 41,201
Series 2016 , RB , 5.00% , 07/01/27 ...... 360 366,277
City of Tucson Water System, Series 2017, RB,
5.00%, 07/01/26 ................. 225 230,320
County of Pima Sewer System
Series 2016 , RB , 5.00% , 07/01/26 ...... 375 384,040
Series 2020A , RB , 5.00% , 07/01/26 ..... 470 481,330
Maricopa County High School District No. 214
Tolleson Union High School, Series 2025, GO,
5.00%, 07/01/26
(a)
................ 500 512,053
Salt River Project Agricultural Improvement &
Power District
Series 2016A , RB , 5.00% , 01/01/26 ..... 1,385 1,402,414
Series 2017A , RB , 5.00% , 01/01/26 ..... 255 258,206
Series 2019A , RB , 5.00% , 01/01/26 ..... 250 253,143
Series 2021A , RB , 5.00% , 01/01/26 ..... 210 212,640
State of Arizona Lottery, Series 2019, RB,
5.00%, 07/01/26 ................. 130 132,900
University of Arizona (The)
Series 2016 , RB , 5.00% , 06/01/26 ...... 140 143,082
Series A , RB , 5.00% , 06/01/26 ......... 190 190,295
Series 2016A , RB , 4.00% , 06/01/28 ..... 290 291,019
11,022,425
Arkansas — 0.0%
State of Arkansas
Series 2014 , GO , 5.00% , 04/01/26 ...... 115 115,187
Series 2014 , GO , 5.00% , 10/01/26 ...... 20 20,026
135,213
California — 10.6%
91 Express Lanes Toll Road, Series 2023, RB,
5.00%, 08/15/26 ................. 245 251,824
Alameda Unified School District-Alameda
County, Series 2004-A, GO, 0.00%, 08/01/26
(AGM)
(c)
...................... 105 100,779
Alvord Unified School District, Series 2011B,
GO, 0.00%, 08/01/26 (AGM)
(c)
........ 55 52,692
Anaheim City School District, Series 2007, GO,
0.00%, 08/01/26 (NPFGC)
(c)
.......... 500 478,959
Anaheim Housing & Public Improvements
Authority, Series 2022A, RB, 5.00%, 10/01/26 500 516,554
Bay Area Toll Authority, Series 2017S-7, RB,
5.00%, 04/01/26 ................. 275 280,315
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/26
(c)
............. 100 96,158
California Health Facilities Financing Authority,
Series 2015, RB, 5.00%, 11/15/26 ...... 200 201,806
California Infrastructure & Economic
Development Bank
Series 2016 , RB , 5.00% , 07/01/26 ...... 1,040 1,060,288
Series 2016 , RB , 5.00% , 10/01/26 ...... 110 112,335
Series 2017 , RB , 5.00% , 10/01/26 ...... 80 82,606
Series 2019 , RB , 5.00% , 10/01/26 ...... 130 134,235
Series 2016A , RB , 5.00% , 10/01/27 ..... 100 103,162
Series 2016A , RB , 4.00% , 10/01/35 ..... 100 101,782
California State Public Works Board
Series 2021A , RB , 5.00% , 02/01/26 ..... 195 197,438
Series 2016B , RB , 5.00% , 04/01/26 ..... 190 193,054
Series 2017F , RB , 5.00% , 04/01/26 ..... 300 304,822
Series 2022C , RB , 5.00% , 08/01/26 ..... 190 194,222
Series E , RB , 5.00% , 09/01/26 ......... 75 76,805
Series B , RB , 5.00% , 10/01/26 ......... 385 395,104
Series 2016D , RB , 4.00% , 04/01/28 ..... 250 252,455

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
California State University
Series 2015A , RB , 5.00% , 11/01/26 ..... USD 255 $ 257,649
Series 2016A , RB , 5.00% , 11/01/26 ..... 210 214,541
Series 2017A , RB , 5.00% , 11/01/26 ..... 220 227,185
Series 2018A , RB , 5.00% , 11/01/26 ..... 375 387,247
Series 2020A , RB , 5.00% , 11/01/26 ..... 50 51,633
Campbell Union High School District, Series B,
GO, 5.00%, 08/01/27 .............. 145 149,242
Carlsbad Unified School District, Series 2016,
GO, 5.00%, 08/01/27 .............. 80 82,277
City of Long Beach Airport System, Series
2022A, RB, 5.00%, 06/01/26 (AGM) ..... 355 363,198
City of Los Angeles, Series 2023A, RB,
5.00%, 02/01/26 ................. 500 507,285
City of Los Angeles Department of Airports
Series 2018E , RB , 5.00% , 05/15/26 ..... 110 112,280
Series 2019E , RB, AMT , 5.00% , 05/15/26 . 275 280,700
Series 2023B , RB , 5.00% , 05/15/26 ..... 410 418,499
City of Los Angeles Wastewater System
Series 2018B , RB , 5.00% , 06/01/26 ..... 120 122,576
Series D , RB , 5.00% , 06/01/26 ......... 750 751,227
City of Riverside, Series 2019A, RB,
5.00%, 10/01/26 ................. 160 164,891
City of San Francisco, Series D, RB,
5.00%, 11/01/26 ................. 240 247,833
Clovis Unified School District, Series 2004A, GO,
0.00%, 08/01/26 (NPFGC)
(c)
.......... 135 129,574
Contra Costa Transportation Authority Sales Tax,
Series 2018B, RB, 5.00%, 03/01/26 ..... 80 81,540
Contra Costa Water District, Series U, RB,
5.00%, 10/01/26 ................. 50 51,634
East Bay Municipal Utility District Water System
Series 2015A , RB , 5.00% , 06/01/26 ..... 140 140,714
Series 2017B , RB , 5.00% , 06/01/26 ..... 335 343,564
El Camino Community College District
Fountation (The), Series 2012C, GO,
0.00%, 08/01/26
(c)
................ 150 144,059
Escondido Union High School District, Series
2008A, GO, 0.00%, 08/01/26 (AGC)
(c)
.... 50 48,043
Evergreen School District, Series 2009B, GO,
0.00%, 08/01/26 (AGC)
(c)
............ 80 76,775
Folsom Cordova Unified School District School
Facilities Improvement Dist No. 4, Series A,
GO, 0.00%, 10/01/26 (NPFGC)
(c)
....... 100 95,450
Foothill-De Anza Community College District,
Series 2003B, GO, 0.00%, 08/01/26
(NPFGC)
(c)
.................... 100 96,181
Grossmont Union High School District
(c)
Series 2004 , GO , 0.00% , 08/01/26 ( AGM ) . 90 86,478
Series 2008 , GO , 0.00% , 08/01/26 ...... 725 696,371
Long Beach Community College District, Series
2017G, GO, 5.00%, 08/01/26 ......... 100 102,703
Long Beach Unified School District, Series 2016,
GO, 5.00%, 08/01/27 .............. 235 241,365
Los Angeles Community College District
Series 2015C , GO , 5.00% , 06/01/26 ..... 230 235,383
Series I , GO , 4.00% , 08/01/26 ......... 205 207,915
Series 2024 , GO , 5.00% , 08/01/26 ...... 500 513,204
Series C-1 , GO , 5.00% , 08/01/26 ....... 415 425,959
Series D , GO , 5.00% , 08/01/26 ........ 500 513,204
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2020A , RB , 5.00% , 06/01/26 ..... 545 557,225
Series 2021A , RB , 5.00% , 06/01/26 ..... 125 128,155
Series 2016A , RB , 5.00% , 07/01/26 ..... 375 381,880
Security
Par (000)
Par (000) Value
California (continued)
Series 2017A , RB , 5.00% , 07/01/26 ..... USD 380 $ 390,309
Series 2019C , RB , 5.00% , 07/01/26 ..... 100 102,713
Series 2023-A , RB , 5.00% , 07/01/26 ..... 715 734,398
Series 2016A , RB , 5.00% , 06/01/27 ..... 215 219,259
Los Angeles County Public Works Financing
Authority, Series 2015B, RB, 5.00%, 12/01/26 130 131,501
Los Angeles Department of Water & Power
Series 2021C , RB , 3.00% , 07/01/26 ..... 500 494,638
Series 2017A , RB , 5.00% , 07/01/26 ..... 360 365,564
Series 2018A , RB , 5.00% , 07/01/26 ..... 80 81,237
Series 2018B , RB , 5.00% , 07/01/26 ..... 585 593,418
Series 2019C , RB , 5.00% , 07/01/26 ..... 235 238,632
Series 2019D , RB , 5.00% , 07/01/26 ..... 75 76,159
Series 2020A , RB , 5.00% , 07/01/26 ..... 320 324,946
Series 2021C , RB , 5.00% , 07/01/26 ..... 190 192,734
Series 2022E , RB , 5.00% , 07/01/26 ..... 175 177,705
Series 2023D , RB , 5.00% , 07/01/26 ..... 125 126,932
Los Angeles Department of Water & Power
Water System
Series 2016A , RB , 5.00% , 07/01/26 ..... 445 448,517
Series 2016B , RB , 5.00% , 07/01/26 ..... 165 166,304
Series 2018B , RB , 5.00% , 07/01/26 ..... 275 278,778
Series 2020A , RB , 5.00% , 07/01/26 ..... 215 217,954
Series 2021B , RB , 5.00% , 07/01/26 ..... 145 146,992
Los Angeles Unified School District
Series 2016B , GO , 5.00% , 07/01/26 ..... 115 117,786
Series 2017A , GO , 5.00% , 07/01/26 ..... 735 752,804
Series 2018B-1 , GO , 5.00% , 07/01/26 .... 155 158,755
Series 2020A , GO , 5.00% , 07/01/26 ..... 360 368,720
Series 2020C , GO , 5.00% , 07/01/26 ..... 130 133,149
Series 2020RYQ , GO , 5.00% , 07/01/26 ... 440 450,658
Series 2022QRR , GO , 5.00% , 07/01/26 ... 165 168,997
Series 2023QRR , GO , 5.00% , 07/01/26 ... 80 81,938
Metropolitan Water District of Southern California
Series 2017A , RB , 2.50% , 07/01/26 ..... 280 276,742
Series 2019A , RB , 5.00% , 07/01/26 ..... 290 297,665
Series 2021B , RB , 5.00% , 10/01/26 ..... 175 180,596
Municipal Improvement Corp. of Los Angeles,
Series 2016B, RB, 5.00%, 11/01/26 ..... 825 849,839
Newport Mesa Unified School District, Series
2007, GO, 0.00%, 08/01/26 (NPFGC)
(c)
... 190 182,340
Northern California Sanitation Agencies
Financing Authority, Series 2015, RB,
5.00%, 08/01/26 ................. 80 80,464
Palo Alto Unified School District, Series 2008-2,
GO, 0.00%, 08/01/26
(c)
............. 335 322,287
Palos Verdes Peninsula Unified School
District, Series 2002B, GO, 0.00%, 11/01/26
(NPFGC)
(c)
.................... 165 157,229
Port of Los Angeles, Series 2019C-2, RB,
5.00%, 08/01/26 ................. 125 128,490
Rancho Water District Financing Authority,
Series 2016B, RB, 5.00%, 08/01/28 ..... 40 41,122
Regents of the University of California
Medical Center Pooled, Series 2016L, RB,
4.00%, 05/15/26 ................. 1,085 1,094,027
Riverside County Transportation Commission
Sales Tax
Series 2016A , RB , 3.00% , 06/01/26 ..... 820 819,296
Series 2017A , RB , 5.00% , 06/01/26 ..... 540 553,279
Sacramento Municipal Utility District
Series 2015 , RB , 5.00% , 07/01/26 ...... 230 230,734
Series 2017E , RB , 5.00% , 08/15/26 ..... 80 82,156
Series 2022J , RB , 5.00% , 08/15/26 ..... 75 77,022

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
San Diego County Regional Transportation
Commission, Series 2023A, RB,
5.00%, 04/01/26 ................. USD 200 $ 204,268
San Diego County Water Authority, Series
2015A, RB, 5.00%, 05/01/26 ......... 100 100,117
San Diego Public Facilities Financing Authority
Series 2015 , RB , 4.00% , 05/15/26 ...... 80 80,065
Series 2020A , RB , 5.00% , 08/01/26 ..... 210 215,833
Series 2023A , RB , 5.00% , 08/01/26 ..... 330 339,167
San Diego Unified School District
Series 2009-1 , GO , 0.00% , 07/01/26
(c)
.... 50 48,138
Series 2016R-5 , GO , 5.00% , 07/01/26 ... 305 311,928
Series C-2 , GO , 5.50% , 07/01/26 ( AGM ) .. 25 25,767
San Francisco Bay Area Rapid Transit District
Series 2019F-1 , GO , 4.00% , 08/01/26 .... 55 55,918
Series 2019B-1 , GO , 5.00% , 08/01/26 .... 210 216,069
Series 2015D , GO , 5.00% , 08/01/26 ..... 110 110,548
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2016A , RB , 5.00% , 05/01/26 ..... 515 525,290
Series 2022B , RB , 5.00% , 05/01/26 ..... 115 117,298
San Francisco City & County Public Utilities
Commission Wastewater
Series 2016A , RB , 5.00% , 10/01/26 ..... 1,000 1,009,043
Series 2023A , RB , 5.00% , 10/01/26 ..... 500 516,766
San Juan Unified School District, Series 2001,
GO, 0.00%, 08/01/26 (AGM)
(c)
........ 1,000 960,985
San Mateo County Community College District
(c)
Series 2006B , GO , 0.00% , 09/01/26
( NPFGC ) ..................... 95 91,066
Series A , GO , 0.00% , 09/01/26 ( NPFGC ) .. 275 263,613
Santa Barbara Community College District,
Series 2016, GO, 5.00%, 08/01/27 ...... 100 102,808
Santa Clara County Financing Authority, Series
2019A, RB, 5.00%, 05/01/26 ......... 160 163,704
Santa Clara Valley Transportation Authority
Series 2023A , RB , 5.00% , 04/01/26 ..... 185 188,931
Series 2018A , RB , 5.00% , 06/01/26 ..... 100 102,546
Santa Clara Valley Water District Safe Clean
Water, Series 2022B, COP, 5.00%, 12/01/26 175 180,788
Santa Monica Community College District
(c)
Series 2009C , GO , 0.00% , 08/01/26 ..... 500 480,788
Series 2010E , GO , 0.00% , 08/01/26 ..... 500 480,197
Santa Monica-Malibu Unified School District,
Series 2012D, GO, 4.00%, 08/01/26 ..... 40 40,081
Southern California Public Power Authority
Series 2015C , RB , 5.00% , 07/01/26 ..... 720 720,774
Series 2023-1 , RB , 5.00% , 07/01/26 ..... 80 81,237
Series 2016A , RB , 5.00% , 07/01/28 ..... 200 201,738
State of California
GO , 5.00% , 03/01/26 ............... 900 900,463
Series A , GO , 4.00% , 04/01/26 ........ 100 100,919
GO , 5.00% , 04/01/26 ............... 1,510 1,537,429
Series C , GO , 5.00% , 08/01/26 ........ 760 778,582
GO , 5.00% , 08/01/26 ............... 1,500 1,512,626
Series 2018 , GO , 5.00% , 08/01/26 ...... 340 348,313
Series 2016 , GO , 5.00% , 08/01/26 ...... 2,150 2,202,567
GO , 5.00% , 09/01/26 ............... 1,445 1,482,636
GO , 5.00% , 10/01/26 ............... 1,580 1,618,588
GO , 4.00% , 11/01/26 ............... 850 862,486
Series 2017 , GO , 5.00% , 11/01/26 ...... 710 730,769
GO , 5.00% , 11/01/26 ............... 370 380,823
GO , 5.00% , 12/01/26 ............... 1,015 1,046,263
Series 2016 , GO , 5.00% , 08/01/27 ...... 660 675,019
GO , 5.00% , 08/01/27 ............... 305 311,941
Security
Par (000)
Par (000) Value
California (continued)
Series 2016 , GO , 4.00% , 09/01/27 ...... USD 130 $ 130,954
GO , 5.00% , 09/01/27 ............... 185 189,484
Series 2017 , GO , 4.00% , 08/01/28 ...... 80 80,527
State of California Department of Water
Resources
Series 2016 , RB , 5.00% , 12/01/26 ...... 80 82,060
Series AX , RB , 5.00% , 12/01/26 ........ 425 440,900
Series AZ , RB , 5.00% , 12/01/26 ........ 120 124,489
Series BA , RB , 5.00% , 12/01/26 ........ 40 41,496
Series BB , RB , 5.00% , 12/01/26 ........ 185 191,921
University of California
Series 2016K , RB , 4.00% , 05/15/26 ..... 180 182,016
Series 2018AZ , RB , 4.00% , 05/15/26 .... 370 374,296
Series 2017AV , RB , 5.00% , 05/15/26 .... 210 214,572
Series 2017AY , RB , 5.00% , 05/15/26 .... 690 705,023
Series 2020BE , RB , 5.00% , 05/15/26 .... 220 224,790
Series 2021BH , RB , 5.00% , 05/15/26 .... 110 112,395
Series 2022S , RB , 5.00% , 05/15/26 ..... 125 127,670
Series 2023BN , RB , 5.00% , 05/15/26 .... 80 81,742
53,667,049
Colorado — 1.3%
Board of Governors of Colorado State University
System, Series A, RB, 5.00%, 03/01/26
(HERBIP) ..................... 535 544,015
City & County of Denver
Series 2019A , GO , 5.00% , 08/01/26 ..... 70 71,805
Series 2020B , GO , 5.00% , 08/01/26 ..... 1,000 1,025,786
City & County of Denver Airport System
Series 2019C , RB , 5.00% , 11/15/26 ..... 555 570,781
Series 2022B , RB , 5.00% , 11/15/26 ..... 380 390,805
Series 2022C , RB , 5.00% , 11/15/26 ..... 225 231,398
City of Colorado Springs Utilities System
Series 2018A-1 , RB , 5.00% , 11/15/26 .... 100 103,085
Series 2020B , RB , 5.00% , 11/15/26 ..... 215 221,633
Series 2021B , RB , 5.00% , 11/15/26 ..... 175 180,399
Series 2024B , RB , 5.00% , 11/15/26 ..... 65 67,005
Series A-2 , RB , 5.00% , 11/15/26 ....... 130 134,011
City of Westminster Water & Wastewater Utility,
Series 2024, RB, 5.00%, 12/01/26 ...... 215 221,918
Colorado Health Facilities Authority, Series
2022A, RB, 5.00%, 11/01/26 ......... 200 205,195
County of Jefferson, COP, 5.00%, 12/01/26 .. 250 257,260
Denver City & County School District No. 1
Series 2016 , GO , 4.00% , 12/01/26 ( SAW ) . 230 231,270
Series 2017 , GO , 5.00% , 12/01/26 ( SAW ) . 315 325,036
Series 2018A , GO , 5.50% , 12/01/26 ( SAW ) 210 218,303
E-470 Public Highway Authority, Series B, RB,
0.00%, 09/01/26 (NPFGC)
(c)
.......... 315 300,988
Regional Transportation District, COP,
5.00%, 06/01/26 ................. 500 500,585
University of Colorado
Series 2017A-2 , RB , 5.00% , 06/01/26 .... 410 418,850
Series 2021C-3B , RB , VRDN
2.00% , 10/15/26
(b)
............... 350 341,190
6,561,318
Connecticut — 2.0%
Connecticut State Health & Educational Facilities
Authority, Series 2017C-2, RB, VRDN,
2.80%, 02/03/26
(b)
................ 540 537,512
State of Connecticut
Series 2016A , GO , 4.00% , 03/15/26 ..... 260 261,963
Series 2016A , GO , 5.00% , 03/15/26 ..... 390 396,272
Series A , GO , 5.00% , 04/15/26 ........ 1,275 1,297,931

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series 2018B , GO , 5.00% , 04/15/26 ..... USD 950 $ 967,086
Series B , GO , 5.00% , 04/15/26 ........ 170 173,057
Series 2016B , GO , 4.00% , 05/15/26 ..... 185 186,771
Series 2016B , GO , 5.00% , 05/15/26 ..... 450 458,874
Series 2020C , GO , 4.00% , 06/01/26 ..... 205 207,042
Series 2021B , GO , 4.00% , 06/01/26 ..... 100 100,996
Series 2015B , GO , 5.00% , 06/15/26 ..... 210 210,794
Series 2022C , GO , 5.00% , 06/15/26 ..... 550 561,685
Series 2023B , GO , 5.00% , 08/01/26 ..... 300 307,079
Series 2018F , GO , 5.00% , 09/15/26 ..... 230 235,947
Series 2022D , GO , 5.00% , 09/15/26 ..... 380 389,825
Series E , GO , 5.00% , 10/15/26 ........ 225 231,165
Series 2022G , GO , 5.00% , 11/15/26 ..... 435 447,384
Series 2016B , GO , 5.00% , 05/15/27 ..... 315 320,790
Series 2016D , GO , 5.00% , 08/15/27 ..... 210 214,705
State of Connecticut Special Tax
Series 2020A , RB , 5.00% , 05/01/26 ..... 560 571,034
Series 2021A , RB , 5.00% , 05/01/26 ..... 660 673,005
Series 2024A-1 , RB , 5.00% , 07/01/26 .... 500 511,436
Series A , RB , 5.00% , 09/01/26 ......... 125 128,175
Series 2018C , RB , 5.00% , 10/01/26 ..... 80 82,157
Series 2021D , RB , 5.00% , 11/01/26 ..... 425 436,808
Series A , RB , 5.00% , 09/01/28 ......... 240 245,441
10,154,934
Delaware — 0.8%
Delaware Transportation Authority
Series 2016 , RB , 5.00% , 07/01/26 ...... 515 527,496
Series 2017 , RB , 5.00% , 07/01/26 ...... 405 414,827
Series 2020 , RB , 5.00% , 09/01/26 ...... 570 585,760
Series 2016 , RB , 5.00% , 07/01/27 ...... 475 486,127
State of Delaware
Series 2017A , GO , 5.00% , 01/01/26 ..... 345 349,552
Series 2020A , GO , 5.00% , 01/01/26 ..... 240 243,167
Series 2019 , GO , 5.00% , 02/01/26 ...... 150 152,268
Series 2017 , GO , 5.00% , 03/01/26 ...... 390 396,709
Series 2020B , GO , 5.00% , 07/01/26 ..... 170 174,223
Series 2019A , GO , 5.00% , 10/01/26 ..... 105 108,065
Series 2016D , GO , 5.00% , 07/01/27 ..... 360 368,349
3,806,543
District of Columbia — 1.4%
District of Columbia
Series 2015A , GO , 5.00% , 06/01/26 ..... 355 355,515
Series 2015B , GO , 5.00% , 06/01/26 ..... 130 130,189
Series 2017D , GO , 5.00% , 06/01/26 ..... 145 148,241
Series 2023B , GO , 5.00% , 06/01/26 ..... 205 209,582
Series D , GO , 5.00% , 06/01/26 ........ 360 368,046
Series 2015 , RB , 5.00% , 07/15/26 ...... 270 273,087
Series 2019A , GO , 5.00% , 10/15/26 ..... 590 607,604
Series 2020 , RB , 5.00% , 12/01/26 ...... 560 577,687
Series 2016A , GO , 5.00% , 06/01/27 ..... 175 178,534
Series D , GO , 5.00% , 06/01/27 ........ 325 334,525
District of Columbia Income Tax
Series 2019A , RB , 5.00% , 03/01/26 ..... 100 101,661
Series 2020C , RB , 5.00% , 05/01/26 ..... 75 76,551
Series 2019C , RB , 5.00% , 10/01/26 ..... 1,005 1,034,196
Series 2020B , RB , 5.00% , 10/01/26 ..... 235 241,827
District of Columbia Water & Sewer Authority
Series 2018B , RB , 5.00% , 10/01/26 ..... 195 200,665
Series 2019B , RB , 5.00% , 10/01/26 ..... 205 210,956
Series 2024A , RB , 5.00% , 10/01/26 ..... 250 257,263
Washington Metropolitan Area Transit Authority
Series A-1 , RB , 5.00% , 07/01/26 ....... 470 480,695
Series 2023A , RB , 5.00% , 07/15/26 ..... 130 133,054
Security
Par (000)
Par (000) Value
District of Columbia (continued)
Series 2021A , RB , 5.00% , 07/15/26 ..... USD 1,090 $ 1,115,609
7,035,487
Florida — 4.6%
Central Florida Expressway Authority
Series 2016B , RB , 5.00% , 07/01/26 ..... 655 669,594
Series 2016B , RB , 5.00% , 07/01/27 ..... 110 112,108
Central Florida Tourism Oversight District
Series 2017A , GO , 5.00% , 06/01/26 ..... 130 132,766
Series 2016A , GO , 5.00% , 06/01/27 ..... 300 305,672
City of Gainesville Utilities System, Series
2017A, RB, 5.00%, 10/01/26 ......... 270 276,821
City of Jacksonville, Series 2024, RB,
5.00%, 10/01/26 ................. 1,045 1,073,157
County of Miami-Dade
Series 2016A , GO , 5.00% , 07/01/26 ..... 190 194,387
Series 2016 , RB , 5.00% , 10/01/26 ...... 95 97,560
Series B , RB , 5.00% , 10/01/26 ......... 420 423,100
Series 2015A , GO , 5.00% , 11/01/26 ..... 1,000 1,001,533
County of Miami-Dade Transit System, Series
2017, RB, 5.00%, 07/01/27 .......... 315 321,898
County of Miami-Dade Water & Sewer System,
Series 2015, RB, 5.00%, 10/01/26 ...... 1,180 1,187,882
Florida Department of Environmental Protection
Series 2015A , RB , 5.00% , 07/01/26 ..... 1,095 1,098,380
Series 2016A , RB , 5.00% , 07/01/26 ..... 495 506,608
Series 2019B , RB , 5.00% , 07/01/26 ..... 300 307,035
Series 2016A , RB , 5.00% , 07/01/27 ..... 455 465,438
Florida Insurance Assistance Interlocal Agency,
Inc., Series 2023A-1, RB, 5.00%, 09/01/27 . 1,000 1,020,186
Hillsborough County Aviation Authority, Series
2022B, RB, 5.00%, 10/01/26 ......... 200 205,582
JEA Water & Sewer System, Series 2024A, RB,
5.00%, 10/01/26 ................. 500 515,018
Orange County School Board, Series 2017B,
COP, 5.00%, 08/01/26 ............. 605 618,743
Orlando Utilities Commission, Series 2020A, RB,
5.00%, 10/01/26 ................. 170 174,724
Palm Beach County School District
Series 2017A , COP , 5.00% , 08/01/26 .... 825 846,195
Series 2018A , COP , 5.00% , 08/01/26 .... 210 215,395
Series 2022B , COP , 5.00% , 08/01/26 .... 515 528,231
Pasco County School Board, Series 2024, RB,
5.00%, 10/01/26 ................. 520 533,719
School Board of Miami-Dade County (The)
Series 2025A , COP , 5.00% , 05/01/26 .... 500 508,114
Series 2015D , COP , 5.00% , 02/01/27 .... 455 460,513
School District of Broward County
Series B , COP , 5.00% , 07/01/26 ........ 150 153,325
Series C , COP , 5.00% , 07/01/26 ........ 330 337,314
Series 2016A , COP , 5.00% , 07/01/27 .... 200 203,987
Series B , COP , 5.00% , 07/01/27 ........ 215 219,286
State of Florida
Series 2016A , GO , 3.00% , 06/01/26 ..... 125 124,752
Series 2015E , GO , 5.00% , 06/01/26 ..... 305 305,383
Series 2018B , GO , 5.00% , 06/01/26 ..... 100 102,225
Series 2019C , GO , 5.00% , 06/01/26 ..... 365 373,123
Series 2021B , GO , 5.00% , 06/01/26 ..... 170 173,783
Series 2022A , GO , 5.00% , 06/01/26 ..... 140 143,116
Series 2015A , GO , 5.00% , 07/01/26 ..... 470 471,411
Series 2016A , GO , 5.00% , 07/01/26 ..... 70 71,698
Series 2018A , GO , 5.00% , 07/01/26 ..... 105 107,548
Series 2019A , GO , 5.00% , 07/01/26 ..... 285 291,915
Series 2019B , GO , 5.00% , 07/01/26 ..... 485 496,768
Series 2021B , GO , 5.00% , 07/01/26 ..... 175 179,246

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
22
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2024A , GO , 5.00% , 07/01/26 ..... USD 1,140 $ 1,167,660
Series 2016E , GO , 5.00% , 06/01/27 ..... 160 163,181
State of Florida Department of Transportation
Series 2020 , RB , 5.00% , 07/01/26 ...... 425 435,213
Series 2021A , RB , 5.00% , 07/01/26 ..... 250 255,718
State of Florida Department of Transportation
Turnpike System
Series 2016B , RB , 2.50% , 07/01/26 ..... 500 492,280
Series 2015B , RB , 5.00% , 07/01/26 ..... 385 385,999
Series 2016A , RB , 5.00% , 07/01/26 ..... 290 290,752
Series 2019A , RB , 5.00% , 07/01/26 ..... 155 158,635
Series 2020B , RB , 5.00% , 07/01/26 ..... 140 143,283
Series 2016C , RB , 5.00% , 07/01/27 ..... 185 188,368
State of Florida Lottery
Series 2016A , RB , 5.00% , 07/01/26 ..... 1,340 1,372,824
Series 2016B , RB , 5.00% , 07/01/26 ..... 385 394,207
Series 2017A , RB , 5.00% , 07/01/26 ..... 80 81,913
Series 2016A , RB , 5.00% , 07/01/27 ..... 145 148,380
23,233,652
Georgia — 2.3%
Athens-Clarke County, Series 2015, RB,
5.00%, 01/01/26 ................. 150 150,203
City of Atlanta
Series 2022A1 , GO , 5.00% , 12/01/26 .... 200 206,474
Series 2022A-2 , GO , 5.00% , 12/01/26 .... 675 696,849
City of Atlanta Department of Aviation, Series
2022A, RB, 5.00%, 07/01/26 ......... 100 102,424
City of Atlanta Water & Wastewater
Series 2018B , RB , 5.00% , 11/01/26 ..... 320 329,551
Series 2018C , RB , 5.00% , 11/01/26 ..... 415 427,386
Columbia County School District, Series 2020,
GO, 4.00%, 04/01/26 (SAW) ......... 110 111,001
County of Carroll, Series 2021, GO,
5.00%, 06/01/26 ................. 85 86,671
County of Forsyth, Series B, GO,
5.00%, 03/01/26 ................. 40 40,062
Forsyth County School District, Series 2016, GO,
5.00%, 02/01/27 ................. 245 248,607
Georgia Ports Authority, Series 2021, RB,
5.00%, 07/01/26 ................. 210 214,827
Georgia State Road & Tollway Authority
Series 2020 , RB , 5.00% , 06/01/26 ...... 620 633,931
Gwinnett County School District, Series 2022B,
GO, 5.00%, 08/01/26 .............. 570 586,419
Gwinnett County Water & Sewerage Authority,
Series 2020, RB, 5.00%, 08/01/26 ...... 155 158,982
Henry County School District
Series 2021 , GO , 4.00% , 08/01/26 ( SAW ) . 150 152,045
Series 2016 , GO , 5.00% , 08/01/26 ( SAW ) . 240 246,196
Main Street Natural Gas, Inc.
Series 2019C , RB , 5.00% , 09/01/26 ..... 925 940,407
Series 2024C , RB , 5.00% , 12/01/26 ..... 260 265,117
Series 2019C , RB , VRDN 4.00% , 09/01/26
(b)
210 210,045
Metropolitan Atlanta Rapid Transit Authority
Series 2015B , RB , 5.00% , 07/01/26 ..... 150 153,551
Series 2015C , RB , 5.00% , 07/01/26 ..... 400 409,468
Municipal Electric Authority of Georgia
Series 2016A , RB , 5.00% , 01/01/26 ..... 100 100,993
Series 2019A , RB , 5.00% , 01/01/26 ..... 400 403,974
Series 2024A , RB , 5.00% , 01/01/26 ..... 835 843,295
Private Colleges & Universities Authority, Series
2019A, RB, 5.00%, 09/01/26 ......... 375 384,415
State of Georgia
Series 2016F , GO , 5.00% , 01/01/26 ..... 1,420 1,438,170
Security
Par (000)
Par (000) Value
Georgia (continued)
Series 2015A , GO , 5.00% , 02/01/26 ..... USD 105 $ 105,159
Series 2017A-1 , GO , 5.00% , 02/01/26 .... 335 339,915
Series 2018A , GO , 5.00% , 07/01/26 ..... 315 322,606
Series 2019A , GO , 5.00% , 07/01/26 ..... 295 302,123
Series 2020A , GO , 5.00% , 08/01/26 ..... 625 641,143
Series 2016E , GO , 5.00% , 12/01/26 ..... 345 356,228
11,608,237
Hawaii — 1.0%
City & County Honolulu Wastewater System
Series A , RB , 5.00% , 07/01/26 ......... 100 100,251
Series B , RB , 5.00% , 07/01/26 ......... 100 100,251
Series A , RB , 5.00% , 07/01/27 ......... 300 305,328
City & County of Honolulu
Series 2020D , GO , 5.00% , 07/01/26 ..... 610 624,351
Series 2020F , GO , 5.00% , 07/01/26 ..... 240 245,646
Series 2021A , GO , 5.00% , 07/01/26 ..... 75 76,765
Series 2021B , GO , 5.00% , 07/01/26 ..... 105 107,470
Series D , GO , 5.00% , 09/01/26 ........ 165 169,423
Series A , GO , 5.00% , 10/01/26 ........ 300 302,101
Series B , GO , 5.00% , 10/01/26 ........ 200 201,400
County of Hawaii, Series C, GO,
5.00%, 09/01/26 ................. 80 81,216
State of Hawaii
Series 2018FT , GO , 5.00% , 01/01/26 .... 500 505,635
Series 2019FW , GO , 5.00% , 01/01/26 .... 155 156,747
Series FK , GO , 5.00% , 05/01/26 ....... 110 112,037
Series EY , GO , 5.00% , 10/01/26 ........ 200 201,478
Series EZ , GO , 5.00% , 10/01/26 ....... 210 211,552
Series FG , GO , 5.00% , 10/01/26 ....... 485 499,097
Series FH , GO , 5.00% , 10/01/26 ....... 125 128,633
Series FN , GO , 5.00% , 10/01/26 ....... 580 596,859
State of Hawaii State Highway Fund
Series B , RB , 5.00% , 01/01/26 ......... 255 257,874
Series B , RB , 5.00% , 01/01/27 ......... 200 204,101
University of Hawaii, Series 2017F, RB,
5.00%, 10/01/26 ................. 145 148,803
5,337,018
Idaho — 0.4%
Idaho Housing & Finance Association
Series 2015A , RB , 5.00% , 07/15/26 ..... 1,145 1,173,409
Series 2017A , RB , 5.00% , 07/15/26 ..... 190 194,714
Idaho State Building Authority, Series 2024A,
RB, 5.00%, 06/01/26 .............. 500 510,481
1,878,604
Illinois — 3.9%
Chicago Midway International Airport, Series
2023B, RB, 5.00%, 01/01/26 (BAM) ..... 670 678,074
Chicago O'Hare International Airport
Series 2020B , RB , 5.00% , 01/01/26 ..... 835 843,847
Series 2022D , RB , 5.00% , 01/01/26 ..... 305 308,231
Series 2024F , RB , 5.00% , 01/01/26 ..... 500 505,297
Series D , RB , 5.00% , 01/01/26 ......... 275 277,914
Series E , RB , 5.00% , 01/01/26 ......... 665 672,045
City of Springfield Electric, Series 2024, RB,
5.00%, 03/01/26 (BAM) ............ 500 506,977
DuPage County Forest Preserve District, Series
2025, GO, 5.00%, 11/01/26 .......... 100 102,686
Illinois Finance Authority
Series 2016 , RB , 5.00% , 01/01/26 ...... 235 237,976
Series 2017 , RB , 5.00% , 01/01/26 ...... 740 749,371
Series 2020A , RB , 5.00% , 04/01/26 ..... 95 96,595
Series 2016 , RB , 4.00% , 07/01/26 ...... 445 446,878

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2017 , RB , 5.00% , 07/01/26 ...... USD 1,395 $ 1,427,876
Series 2019 , RB , 5.00% , 07/01/26 ...... 740 757,440
Series 2020 , RB , 5.00% , 07/01/26 ...... 410 419,663
Illinois State Toll Highway Authority
Series 2019B , RB , 5.00% , 01/01/26 ..... 335 339,242
Series 2019C , RB , 5.00% , 01/01/26 ..... 1,835 1,858,236
Metropolitan Water Reclamation District
of Greater Chicago, Series A, GO,
5.00%, 12/01/26 ................. 245 252,781
Sales Tax Securitization Corp.
Series 2023A , RB , 3.00% , 01/01/26 ..... 150 149,256
Series 2021A , RB , 5.00% , 01/01/26 ..... 275 277,950
Series 2017A , RB , 5.00% , 01/01/26 ..... 200 202,145
State of Illinois
Series 2016 , GO , 5.00% , 02/01/26 ...... 340 343,910
Series 2021A , GO , 5.00% , 03/01/26 ..... 770 779,834
Series 2022A , GO , 5.00% , 03/01/26 ..... 130 131,660
Series 2022B , GO , 5.00% , 03/01/26 ..... 635 643,110
Series 2023C , GO , 5.00% , 05/01/26 ..... 700 710,735
Series 2024B , GO , 5.00% , 05/01/26 ..... 200 203,067
Series 2023D , GO , 5.00% , 07/01/26 ..... 600 610,595
Series 2019B , GO , 5.13% , 09/01/26 ..... 150 153,285
Series 2018A , GO , 5.00% , 10/01/26 ..... 815 832,221
Series 2018B , GO , 5.00% , 10/01/26 ..... 400 408,452
Series 2020B , GO , 5.00% , 10/01/26 ..... 1,000 1,021,130
Series 2017D , GO , 5.00% , 11/01/26 ..... 1,775 1,814,034
Series 2019A , GO , 5.00% , 11/01/26 ..... 50 51,114
Series 2016 , GO , 5.00% , 06/01/27 ...... 100 101,475
State of Illinois Sales Tax
Series 2021A , RB , 4.00% , 06/15/26 ..... 290 291,601
Series 2016A , RB , 5.00% , 06/15/26 ..... 750 762,319
Series 2021C , RB , 5.00% , 06/15/26 ..... 65 66,068
20,035,090
Indiana — 1.4%
City of Indianapolis Department of Public
Utilities Water System, Series 2018A, RB,
5.00%, 10/01/26 ................. 510 524,235
Indiana Finance Authority
Series 2017B , RB , 5.00% , 02/01/26 ..... 220 223,129
Series 2019A , RB , 5.00% , 02/01/26 ..... 570 578,107
Series 2019E , RB , 5.00% , 02/01/26 ..... 290 294,125
Series A , RB , 5.00% , 02/01/26 ......... 135 136,920
Series D , RB , 5.00% , 02/01/26 ......... 100 101,422
Series E , RB , 5.00% , 02/01/26 ......... 415 420,903
Series 2017A , RB , 5.00% , 06/01/26 ..... 650 664,193
Series 2014A , RB , 5.00% , 10/01/26 ..... 100 100,152
Series 2016A , RB , 5.00% , 10/01/26 ..... 525 539,375
Series E , RB , 5.00% , 02/01/27 ......... 100 102,292
Series 2016C , RB , 5.00% , 06/01/27 ..... 865 884,556
Series A , RB , 5.00% , 02/01/29 ......... 260 263,700
Indiana Municipal Power Agency
Series 2022A , RB , 5.00% , 01/01/26 ..... 260 262,879
Series 2025A , RB , 5.00% , 01/01/26 ( AGC ) 500 505,867
Series 2016C , RB , 5.00% , 01/01/27 ..... 175 178,588
Indiana University
Series 2020A , RB , 5.00% , 06/01/26 ..... 125 127,685
Series W-1 , RB , 5.00% , 08/01/26 ....... 100 100,160
Series 2016A , RB , 5.00% , 06/01/27 ..... 370 376,321
Indianapolis Local Public Improvement Bond
Bank, Series 2021A, RB, 5.00%, 06/01/26 . 435 443,781
Purdue University, Series 2016CC, RB,
5.00%, 07/01/26 ................. 300 306,923
7,135,313
Security
Par (000)
Par (000) Value
Iowa — 0.5%
City of Des Moines
Series 2020A , GO , 5.00% , 06/01/26 ..... USD 475 $ 485,355
Series 2021A , GO , 5.00% , 06/01/26 ..... 330 337,194
Series 2022A , GO , 5.00% , 06/01/26 ..... 180 183,924
Iowa Finance Authority
Series 2015 , RB , 5.00% , 08/01/26 ...... 150 150,659
Series 2016 , RB , 5.00% , 08/01/26 ...... 445 456,549
Series 2023C , RB , 5.00% , 08/01/26 ..... 95 97,466
State of Iowa
Series 2016A , RB , 4.00% , 06/01/26 ..... 510 514,917
Series 2020A , GO , 5.00% , 06/01/26 ..... 60 61,303
Series 2016 , RB , 5.00% , 06/15/26 ...... 300 306,741
2,594,108
Kansas — 0.9%
Johnson County Unified School District
No. 229 Blue Valley, Series 2015-B, GO,
3.00%, 10/01/26 ................. 2,000 1,995,525
State of Kansas Department of Transportation
Series 2015B , RB , 5.00% , 09/01/26 ..... 1,670 1,680,837
Series 2018A , RB , 5.00% , 09/01/26 ..... 530 544,373
Series 2024A , RB , 5.00% , 09/01/26 ..... 300 308,136
4,528,871
Kentucky — 0.4%
Kentucky Infrastructure Authority, Series 2015A,
RB, 5.00%, 02/01/26 .............. 100 100,167
Kentucky State Property & Building Commission
Series A , RB , 5.00% , 04/01/26 ......... 750 761,585
Series A , RB , 5.00% , 08/01/26 ......... 145 145,549
Series A , RB , 5.00% , 10/01/26 ......... 150 153,624
Series B , RB , 5.00% , 11/01/26 ( SAP ) .... 825 846,091
2,007,016
Louisiana — 0.8%
State of Louisiana
Series 2020A , GO , 5.00% , 03/01/26 ..... 150 152,282
Series 2017A , GO , 5.00% , 04/01/26 ..... 210 213,587
Series A , GO , 5.00% , 05/01/26 ........ 85 85,000
Series 2016B , GO , 5.00% , 08/01/26 ..... 880 900,764
Series 2016A , GO , 5.00% , 09/01/26 ..... 220 225,530
Series 2019A , RB , 5.00% , 09/01/26 ..... 1,090 1,117,397
Series 2021 , RB , 5.00% , 09/01/26 ...... 270 276,786
Series 2024C , GO , 5.00% , 12/01/26 ..... 500 514,861
Series 2016A , GO , 5.00% , 09/01/27 ..... 330 338,473
State of Louisiana Gasoline & Fuels Tax
Series B , RB , 5.00% , 05/01/26 ......... 285 289,109
4,113,789
Maine — 0.9%
Maine Municipal Bond Bank
Series 2016A , RB , 4.00% , 09/01/26 ..... 150 151,905
Series 2020A , RB , 5.00% , 09/01/26 ..... 425 435,907
Series 2022A , RB , 5.00% , 11/01/26 ..... 90 92,541
Series C , RB , 5.00% , 11/01/26 ......... 270 277,622
Series 2016A , RB , 5.00% , 09/01/27 ..... 130 132,852
Maine Turnpike Authority
Series 2015 , RB , 5.00% , 07/01/26 ...... 780 781,891
Series 2020 , RB , 5.00% , 07/01/26 ...... 715 731,768
Series 2022 , RB , 5.00% , 07/01/26 ...... 435 445,201
State of Maine
Series 2021B , GO , 4.00% , 06/01/26 ..... 160 161,816
Series 2017B , GO , 5.00% , 06/01/26 ..... 285 291,250
Series 2018D , GO , 5.00% , 06/01/26 ..... 350 357,676
Series 2019B , GO , 5.00% , 06/01/26 ..... 265 270,812

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
24
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maine (continued)
Series 2020B , GO , 5.00% , 06/01/26 ..... USD 370 $ 378,115
Series 2022B , GO , 5.00% , 06/01/26 ..... 205 209,496
4,718,852
Maryland — 3.4%
City of Baltimore
Series 2014A , RB , 5.00% , 07/01/26 ..... 150 150,256
Series 2017C , RB , 5.00% , 07/01/26 ..... 215 219,790
Series 2017A , GO , 5.00% , 10/15/26 ..... 90 92,659
Series 2017B , GO , 5.00% , 10/15/26 ..... 145 149,285
County of Anne Arundel
Series 2016 , GO , 5.00% , 10/01/26 ...... 175 176,300
Series 2018 , GO , 5.00% , 10/01/26 ...... 650 669,158
Series 2020 , GO , 5.00% , 10/01/26 ...... 350 360,316
Series 2021 , GO , 5.00% , 10/01/26 ...... 150 154,421
Series 2022 , GO , 5.00% , 10/01/26 ...... 95 97,800
County of Baltimore
Series 2018 , GO , 5.00% , 03/01/26 ...... 210 213,488
Series 2019 , GO , 5.00% , 03/01/26 ...... 300 304,983
Series 79 , GO , 5.00% , 03/01/26 ........ 75 76,246
Series 2024A , GO , 5.00% , 07/01/26 ..... 110 112,617
Series 2015 , GO , 5.00% , 08/01/26 ...... 135 135,610
County of Charles
Series 2020 , GO , 4.00% , 10/01/26 ...... 80 81,122
Series 2017 , GO , 5.00% , 10/01/26 ...... 350 359,725
Series 2019 , GO , 5.00% , 10/01/26 ...... 110 113,057
Series 2021 , GO , 5.00% , 10/01/26 ...... 100 102,779
County of Frederick
Series 2017A , GO , 5.00% , 02/01/26 ..... 155 157,261
Series 2018A , GO , 5.00% , 08/01/26 ..... 75 76,936
Series 2019A , GO , 5.00% , 08/01/26 ..... 295 302,590
County of Howard
Series 2017D , GO , 5.00% , 02/15/26 ..... 515 523,007
Series 2017E , GO , 5.00% , 02/15/26 ..... 150 152,332
Series 2019B , GO , 5.00% , 08/15/26 ..... 195 200,162
Series 2020A , GO , 5.00% , 08/15/26 ..... 500 513,237
County of Montgomery
Series 2017B , GO , 5.00% , 06/01/26 ..... 105 107,347
Series 2017C , GO , 5.00% , 10/01/26 ..... 1,670 1,718,515
Series 2017A , GO , 5.00% , 11/01/26 ..... 710 731,824
Series 2018A , GO , 5.00% , 11/01/26 ..... 255 262,838
Series 2019A , GO , 5.00% , 11/01/26 ..... 115 118,535
County of Prince George's
Series 2022A , GO , 5.00% , 07/01/26 ..... 500 512,009
Series 2020A , GO , 5.00% , 07/15/26 ..... 455 466,283
Series 2017A , GO , 5.00% , 09/15/26 ..... 295 303,305
Maryland Community Development
Administration, Series 2019B, RB,
5.00%, 09/01/26 ................. 190 194,703
Maryland Health & Higher Educational Facilities
Authority, Series 2025A, RB, 5.00%, 07/01/26 250 255,307
Maryland State Transportation Authority, Series
2020, RB, 5.00%, 07/01/26 .......... 125 127,975
State of Maryland
Series 2017 , GO , 5.00% , 03/15/26 ...... 175 178,224
Series 2018A , GO , 5.00% , 03/15/26 ..... 530 539,765
Series 2019-1 , GO , 5.00% , 03/15/26 ..... 1,000 1,018,424
Series 2015B , GO , 4.00% , 08/01/26 ..... 355 359,976
Series 2017B , GO , 5.00% , 08/01/26 ..... 2,035 2,088,322
Series 2A , GO , 5.00% , 08/01/26 ....... 225 230,896
State of Maryland Department of Transportation
Series 2017 , RB , 5.00% , 05/01/26 ...... 150 150,162
Series 2017 , RB , 5.00% , 09/01/26 ...... 405 416,090
Series 2019 , RB , 5.00% , 10/01/26 ...... 745 766,655
Series 2016 , RB , 5.00% , 11/01/26 ...... 145 145,156
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2018 , RB , 5.00% , 12/01/27 ...... USD 110 $ 113,069
Washington Suburban Sanitary Commission
Series 2017-2 , RB , 5.00% , 06/01/26 ( GTD ) 90 92,012
Series 2018 , RB , 5.00% , 06/01/26 ( GTD ) .. 275 281,146
Series 2021 , RB , 5.00% , 06/01/26 ( GTD ) .. 300 306,705
Series 2017 , RB , 5.00% , 06/15/26 ( GTD ) .. 100 102,313
Series 2016 , RB , 5.00% , 06/01/27 ( GTD ) .. 105 107,318
17,190,011
Massachusetts — 2.3%
City of Boston, Series 2016B, GO,
4.00%, 03/01/26 ................. 80 80,729
City of Cambridge
Series 2017B , GO , 5.00% , 02/15/26 ..... 110 111,892
Series 2018B , GO , 5.00% , 02/15/26 ..... 85 86,462
Series 2019 , GO , 5.00% , 02/15/26 ...... 260 264,472
Commonwealth of Massachusetts
Series 2018B , GO , 5.00% , 01/01/26 ..... 185 187,355
Series 2019A , GO , 5.00% , 01/01/26 ..... 975 987,411
Series 2016A , GO , 5.00% , 03/01/26 ..... 180 182,992
Series 2016C , GO , 5.00% , 04/01/26 ..... 380 387,080
Series B , GO , 5.00% , 04/01/26 ........ 100 101,863
Series 2019C , GO , 5.00% , 05/01/26 ..... 450 459,403
Series 2016A , GO , 5.00% , 07/01/26 ..... 275 281,672
Series 2017D , GO , 5.00% , 07/01/26 ..... 210 215,095
Series A , GO , 5.00% , 07/01/26 ........ 1,025 1,049,870
Series 2018C , GO , 5.00% , 09/01/26 ..... 200 205,397
Series 2017E , GO , 5.00% , 11/01/26 ..... 175 180,304
Series C , GO , 5.25% , 11/01/26 ( AGM ) ... 50 51,698
Series 2016H , GO , 5.00% , 12/01/26 ..... 705 727,501
Commonwealth of Massachusetts Federal
Highway Grant Anticipation Note
Series 2014A , RB , 5.00% , 06/15/26 ..... 575 575,786
Series 2017A , RB , 5.00% , 06/15/26 ..... 100 100,226
Series 2017A , RB , 5.00% , 06/15/27 ..... 295 300,811
Commonwealth of Massachusetts Transportation
Fund, Series 2016A, RB, 5.00%, 06/01/26 . 420 429,302
Massachusetts Bay Transportation
Authority Assessment, Series 2016A, RB,
4.00%, 07/01/26 ................. 155 156,747
Massachusetts Bay Transportation
Authority Sales Tax, Series 2005A, RB,
5.00%, 07/01/26 ................. 620 634,899
Massachusetts Clean Water Trust (The)
Series 19 , RB , 5.00% , 02/01/26 ........ 160 162,431
Series 2006 , RB , 5.25% , 08/01/26 ...... 230 236,756
Massachusetts Development Finance Agency,
Series 2020A, RB, 5.00%, 10/15/26 ..... 345 355,089
Massachusetts School Building Authority
Series 2019A , RB , 5.00% , 02/15/26 ..... 100 101,579
Series 2015C , RB , 5.00% , 08/15/26 ..... 575 578,211
Series 2016A , RB , 5.00% , 11/15/26 ..... 95 96,012
Massachusetts State College Building Authority
Series 2016A , RB , 4.00% , 05/01/26
( HERBIP ) ..................... 330 330,246
Massachusetts Transportation Trust Fund
Metropolitan Highway System
Series 2018A , RB , 5.00% , 01/01/26 ..... 255 258,314
Series 2019A , RB , 5.00% , 01/01/26 ..... 210 212,729
Massachusetts Water Resources Authority
Series 2016C , RB , 5.00% , 08/01/26 ..... 165 169,141
Series 2018C , RB , 5.00% , 08/01/26 ..... 345 353,659
Series B , RB , 5.25% , 08/01/26 ( AGM ) .... 550 566,087
Series 2016C , RB , 5.00% , 08/01/35 ..... 215 220,396

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Massachusetts (continued)
University of Massachusetts Building Authority
Series 2019-1 , RB , 5.00% , 05/01/26 ..... USD 175 $ 178,723
Series 2017-3 , RB , 5.00% , 11/01/26 ..... 150 154,742
11,733,082
Michigan — 1.4%
Great Lakes Water Authority Water Supply
System
Series C , RB , 5.00% , 07/01/26 ......... 210 214,628
Series D , RB , 5.00% , 07/01/27 ......... 220 224,130
Karegnondi Water Authority, Series 2024, RB,
5.00%, 11/01/26 (BAM) ............. 325 334,501
Michigan Finance Authority
Series 2022A , RB , 5.00% , 04/15/26 ..... 225 228,234
Series 2018B , RB , 5.00% , 10/01/26 ..... 100 102,921
Series 2021B , RB , 5.00% , 10/01/26 ..... 175 180,111
Series 2017A-MI , RB , 5.00% , 12/01/26 ... 485 498,640
Michigan State Building Authority
Series 2015I , RB , 5.00% , 04/15/26 ...... 245 246,801
Series 2016I , RB , 5.00% , 04/15/26 ...... 420 427,992
Series 2019I , RB , 5.00% , 04/15/26 ...... 125 127,379
Series 2020I , RB , 5.00% , 10/15/26 ...... 65 66,884
Series 2016I , RB , 5.00% , 04/15/27 ...... 140 143,264
Michigan State Housing Development Authority,
Series 2022A, RB, 3.30%, 04/01/26 ..... 315 313,249
Michigan State University, Series 2023A, RB,
5.00%, 02/15/26 ................. 420 426,362
State of Michigan
Series 2016 , RB , 5.00% , 03/15/26 ...... 1,915 1,947,124
Series 2017A , GO , 5.00% , 05/01/26 ..... 375 382,762
State of Michigan Trunk Line
Series 2021B , RB , 5.00% , 11/15/26 ..... 160 164,969
Series 2023 , RB , 5.00% , 11/15/26 ...... 430 443,355
University of Michigan
Series 2017A , RB , 5.00% , 04/01/26 ..... 335 341,234
Series 2019A , RB , 5.00% , 04/01/26 ..... 215 219,001
7,033,541
Minnesota — 2.0%
City of Minneapolis, Series 2024, GO,
5.00%, 12/01/26 ................. 80 82,525
County of Hennepin
Series 2016C , GO , 5.00% , 12/01/26 ..... 140 144,529
Series 2018A , GO , 5.00% , 12/01/26 ..... 150 154,853
Series 2019C , GO , 5.00% , 12/01/26 ..... 280 289,059
Series 2020A , GO , 5.00% , 12/01/26 ..... 200 206,470
Series 2016B , GO , 5.00% , 12/01/27 ..... 235 241,921
Metropolitan Council
Series 2016C , GO , 5.00% , 03/01/26 ..... 115 116,919
Series 2023B , GO , 5.00% , 03/01/26 ..... 85 86,418
Series 2020E , GO , 5.00% , 12/01/26 ..... 580 598,855
Series 2021C , GO , 5.00% , 12/01/26 ..... 1,150 1,187,386
Minneapolis-St Paul Metropolitan Airports
Commission
Series 2019C , RB , 5.00% , 01/01/26 ..... 100 101,205
Series A , RB , 5.00% , 01/01/26 ......... 305 308,736
Minnesota Public Facilities Authority State
Revolving Fund
Series 2016B , RB , 4.00% , 03/01/26 ..... 510 514,860
Series 2016A , RB , 5.00% , 03/01/28 ..... 185 188,014
State of Minnesota
Series 2022A , RB , 5.00% , 03/01/26 ..... 855 869,565
Series 2020E , GO , 3.00% , 08/01/26 ..... 445 445,054
Series 2016B , GO , 4.00% , 08/01/26 ..... 420 425,680
Series 2015D , GO , 5.00% , 08/01/26 ..... 1,500 1,506,783
Security
Par (000)
Par (000) Value
Minnesota (continued)
Series 2016D , GO , 5.00% , 08/01/26 ..... USD 380 $ 389,768
Series 2018A , GO , 5.00% , 08/01/26 ..... 410 420,539
Series 2019A , GO , 5.00% , 08/01/26 ..... 495 507,724
Series 2019B , GO , 5.00% , 08/01/26 ..... 310 317,969
Series 2017A , GO , 5.00% , 10/01/26 ..... 165 169,796
Series 2017D , GO , 5.00% , 10/01/26 ..... 490 504,243
University of Minnesota, Series 2017B, RB,
5.00%, 12/01/26 ................. 455 469,649
10,248,520
Mississippi — 0.8%
State of Mississippi
Series 2015C , GO , 5.00% , 10/01/26 ..... 780 786,252
Series 2017A , GO , 5.00% , 10/01/26 ..... 690 709,086
Series 2016B , GO , 5.00% , 12/01/26 ..... 245 252,550
Series 2016B , GO , 5.00% , 12/01/29 ..... 285 293,788
Series 2018A , GO , 5.00% , 11/01/32 ..... 640 658,742
Series 2016B , GO , 5.00% , 12/01/33 ..... 1,565 1,613,257
4,313,675
Missouri — 1.0%
City of Kansas City, Series 2019A, RB,
5.00%, 12/01/26 ................. 245 252,849
City of Kansas Sanitary Sewer System, Series
2021B, RB, 5.00%, 01/01/26 ......... 125 126,589
Clayton School District, Series 2017, GO,
5.00%, 03/01/26 ................. 135 137,141
Metropolitan St Louis Sewer District, Series
2016C, RB, 5.00%, 05/01/27 ......... 125 127,031
Missouri Highway & Transportation Commission
Series A , RB , 5.00% , 05/01/26 ......... 690 701,667
Series 2019B , RB , 5.00% , 11/01/26 ..... 1,385 1,426,771
Missouri Joint Municipal Electric Utility
Commission
Series 2024 , RB , 5.00% , 01/01/26 ...... 500 505,735
Series 2025 , RB , 5.00% , 12/01/26
(a)
..... 530 545,752
Missouri State Board of Public Buildings
Series 2016A , RB , 4.00% , 04/01/26 ..... 300 300,193
Series 2018A , RB , 5.00% , 04/01/26 ..... 130 132,469
Missouri State Environmental Improvement &
Energy Resources Authority, Series 2015B,
RB, 5.00%, 07/01/26 .............. 375 376,139
Park Hill School District of Platte County, Series
2017, GO, 3.38%, 03/01/37 .......... 695 696,882
5,329,218
Nebraska — 0.7%
Nebraska Public Power District
Series 2016A , RB , 5.00% , 01/01/26 ..... 490 496,010
Series 2021C , RB , 5.00% , 01/01/26 ..... 265 268,250
Series B , RB , 5.00% , 01/01/26 ......... 120 121,472
Series C , RB , 5.00% , 01/01/28 ......... 170 171,855
Omaha Public Power District
Series 2016A , RB , 5.00% , 02/01/26 ..... 725 735,516
Series 2023A , RB , 5.00% , 02/01/26 ..... 520 527,543
Omaha Public Power District Nebraska
City Station Unit 2, Series 2015A, RB,
5.00%, 02/01/26 ................. 600 600,807
Public Power Generation Agency, Series 2024A,
RB, 5.00%, 01/01/26 .............. 500 505,860
University of Nebraska Facilities Corp. (The),
Series 2018, RB, 5.00%, 07/15/26 ...... 85 86,954
3,514,267

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
26
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nevada — 1.6%
Clark County School District
Series 2015C , GO , 5.00% , 06/15/26 ..... USD 225 $ 227,495
Series 2016E , GO , 5.00% , 06/15/26 ..... 190 193,881
Series 2017A , GO , 5.00% , 06/15/26 ..... 305 311,230
Series 2020A , GO , 5.00% , 06/15/26 ( AGM ) 250 255,664
Series 2020B , GO , 5.00% , 06/15/26 ( BAM ) 195 199,418
Clark County Water Reclamation District, Series
2016, GO, 5.00%, 07/01/26 .......... 700 715,658
County of Clark
Series 2017 , GO , 5.00% , 06/01/26 ...... 185 189,050
Series 2015C , RB , 5.00% , 07/01/26 ..... 355 362,987
Series 2019E , RB , 5.00% , 07/01/26 ..... 105 107,362
Series 2020C , RB , 5.00% , 07/01/26 ..... 930 950,803
Series 2016B , GO , 5.00% , 11/01/26 ..... 530 545,957
Series 2017 , GO , 5.00% , 11/01/26 ...... 110 113,312
Series 2018B , GO , 5.00% , 12/01/26 ..... 100 103,170
County of Clark Department of Aviation
Series 2019A , RB , 5.00% , 07/01/26 ..... 755 771,987
Series 2019D , RB , 5.00% , 07/01/26 ..... 365 373,212
Las Vegas Valley Water District
Series 2017B , GO , 5.00% , 06/01/26 ..... 75 76,690
Series 2021A , GO , 5.00% , 06/01/26 ..... 350 357,889
Series C , GO , 5.00% , 09/15/26 ........ 150 151,048
Series B , GO , 5.00% , 12/01/26 ........ 125 125,185
Series 2016A , GO , 5.00% , 06/01/27 ..... 115 116,930
State of Nevada
Series 2015D , GO , 5.00% , 04/01/26 ..... 175 175,000
Series 2023A , GO , 5.00% , 05/01/26 ..... 115 117,552
Series 2015A , GO , 4.00% , 08/01/26 ..... 60 60,116
Series 2019E , GO , 5.00% , 08/01/26 ..... 280 287,267
Series 2015B , GO , 5.00% , 11/01/26 ..... 260 260,000
State of Nevada Highway Improvement
Series 2016 , RB , 5.00% , 12/01/26 ...... 800 816,557
Series 2016 , RB , 5.00% , 12/01/27 ...... 210 213,391
Washoe County School District, Series 2015A,
GO, 5.00%, 06/01/26 .............. 140 140,221
8,319,032
New Hampshire — 0.1%
City of Manchester, Series 2022A, GO,
5.00%, 07/01/26 ................. 225 230,404
New Hampshire Municipal Bond Bank,
Series 2017B, RB, 5.00%, 08/15/26 (ST
INTERCEPT) ................... 215 220,502
State of New Hampshire, Series 2014A, GO,
5.00%, 03/01/26 ................. 190 190,155
641,061
New Jersey — 2.0%
County of Hudson, Series 2020, GO,
3.00%, 11/15/26 ................. 265 263,014
County of Monmouth, Series 2014, GO,
3.00%, 03/01/26 ................. 630 627,204
County of Union, Series 2017, GO,
4.00%, 03/01/26 ................. 50 50,443
Essex County Improvement Authority, Series
2004, RB, 5.50%, 10/01/26 (NPFGC) .... 150 155,327
Monmouth County Improvement Authority (The),
Series 2019A, RB, 4.00%, 08/01/26 ..... 305 309,196
New Jersey Economic Development Authority
Series 2023RRR , RB , 5.00% , 03/01/26 ... 460 466,503
Series XX , RB , 4.25% , 06/15/26 ........ 930 930,571
Series AAA , RB , 5.00% , 06/15/26 ....... 160 163,168
Series 2018A , RB , 5.00% , 06/15/26 ..... 345 351,831
Security
Par (000)
Par (000) Value
New Jersey (continued)
Series 2005N-1 , RB , 5.50% , 09/01/26
( AMBAC ) ..................... USD 60 $ 61,833
Series 2022A , RB , 5.00% , 11/01/26 ..... 220 225,950
Series B , RB , 5.00% , 11/01/26 ......... 920 944,880
New Jersey Educational Facilities Authority,
Series 2016B, RB, 5.00%, 07/01/26 ..... 365 373,677
New Jersey Health Care Facilities Financing
Authority, Series 2024, RB, 5.00%, 09/15/26 270 276,687
New Jersey Transportation Trust Fund Authority
Series 2015AA , RB , 4.25% , 06/15/26 .... 200 200,123
Series 2021A , RB , 5.00% , 06/15/26 ..... 440 448,712
Series 2022AA , RB , 5.00% , 06/15/26 .... 350 356,930
Series 2023AA , RB , 5.00% , 06/15/26 .... 110 112,178
Series 2016A-1 , RB , 5.00% , 06/15/27 .... 120 122,298
Series 2016A-1 , RB , 5.00% , 06/15/28 .... 1,180 1,199,677
State of New Jersey, Series 2020A, GO,
5.00%, 06/01/26 ................. 2,550 2,602,907
10,243,109
New Mexico — 1.0%
New Mexico Finance Authority
Series 2018A , RB , 5.00% , 06/01/26 ..... 400 408,299
Series 2022A , RB , 5.00% , 06/01/26 ..... 345 352,158
Series 2022B , RB , 5.00% , 06/01/26 ..... 125 127,593
Series 2021A , RB , 5.00% , 06/15/26 ..... 275 280,475
Series 2021B , RB , 5.00% , 06/15/26 ..... 500 510,734
Series 2022A , RB , 5.00% , 06/15/26 ..... 115 117,469
Series 2024A , RB , 5.00% , 06/15/26 ..... 1,000 1,021,468
State of New Mexico
Series 2019 , GO , 5.00% , 03/01/26 ...... 415 421,897
Series 2021 , GO , 5.00% , 03/01/26 ...... 345 350,734
Series A , GO , 5.00% , 03/01/26 ........ 145 147,410
State of New Mexico Severance Tax Permanent
Fund, Series A, RB, 5.00%, 07/01/26 .... 1,530 1,566,235
5,304,472
New York — 7.9%
City of New York
Series 2018E-1 , GO , 5.00% , 03/01/26 .... 115 116,863
Series 2024D , GO , 5.00% , 04/01/26 ..... 450 458,174
Series 2008J-9 , GO , 5.00% , 08/01/26 .... 75 76,852
Series 2018A , GO , 5.00% , 08/01/26 ..... 595 609,695
Series 2018C , GO , 5.00% , 08/01/26 ..... 295 302,286
Series 2020C-1 , GO , 5.00% , 08/01/26 ... 100 102,470
Series 2021A-1 , GO , 5.00% , 08/01/26 .... 630 645,560
Series 2022B-1 , GO , 5.00% , 08/01/26 .... 640 655,807
Series 2023F-1 , GO , 5.00% , 08/01/26 .... 1,000 1,024,698
Series A , GO , 5.00% , 08/01/26 ........ 765 783,894
Series B , GO , 5.00% , 08/01/26 ........ 110 110,433
Series C , GO , 5.00% , 08/01/26 ........ 1,480 1,506,465
Series 2023A, Sub-Series A-1 , GO ,
5.00% , 09/01/26 ................ 45 46,184
Series 2020, Sub-Series B-1 , GO ,
5.00% , 10/01/26 ................ 365 375,091
Series 2008J-9 , GO , 5.00% , 08/01/27 .... 325 331,166
Series C , GO , 5.00% , 08/01/27 ........ 180 182,076
City of Yonkers, Series 2024A, GO,
5.00%, 02/15/26 (AGM) ............ 280 284,354
County of Nassau, Series 2017B, GO,
5.00%, 04/01/26 ................. 145 147,846
Empire State Development Corp.
Series 2016A , RB , 4.00% , 03/15/26 ..... 130 131,219
Series 2016A , RB , 5.00% , 03/15/26 ..... 1,165 1,185,882
Series 2017C , RB , 5.00% , 03/15/26 ..... 175 178,285
Series 2020C , RB , 5.00% , 03/15/26 ..... 560 570,512

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2020E , RB , 5.00% , 03/15/26 ..... USD 190 $ 193,567
Series 2016A , RB , 5.00% , 03/15/27 ..... 335 340,946
Series 2016A , RB , 5.00% , 03/15/28 ..... 880 895,773
Hudson Yards Infrastructure Corp., Series
2017A, RB, 5.00%, 02/15/26 ......... 500 507,735
Long Island Power Authority
Series 2016B , RB , 5.00% , 09/01/26 ..... 205 210,801
Series 2021A , RB , 5.00% , 09/01/26 ..... 55 56,556
Metropolitan Transportation Authority
Series 2017B , RB , 5.00% , 11/15/26 ..... 720 738,554
Series 2017C-1 , RB , 5.00% , 11/15/26 .... 2,960 3,036,277
Series 2018B , RB , 5.00% , 11/15/26 ..... 100 102,577
Series A-2 , RB , 5.00% , 11/15/26 ....... 500 512,885
Metropolitan Transportation Authority Dedicated
Tax Fund
Series 2016A , RB , 4.00% , 11/15/26 ..... 100 101,570
Series 2024A , 5.00% , 11/15/26 ........ 300 309,282
Series B-2 , RB , 5.00% , 11/15/26 ....... 125 128,867
New York City Municipal Water Finance Authority
Series 2020AA , RB , 5.00% , 06/15/26 .... 165 168,966
Series 2020CC-1 , RB , 5.00% , 06/15/26 ... 80 81,923
Series 2021DD , RB , 5.00% , 06/15/26 .... 830 849,762
New York City Transitional Finance Authority
Series B-1 , RB , 5.00% , 08/01/26 ....... 1,380 1,414,594
New York City Transitional Finance Authority
Building Aid
Series 2015S-1 , RB , 5.00% , 07/15/26 ( SAW ) 110 110,188
Series 2016S-1 , RB , 5.00% , 07/15/26 ( SAW ) 60 60,876
Series 2018S-4A , RB , 5.00% , 07/15/26
( SAW ) ....................... 250 256,143
Series 2019S-2A , RB , 5.00% , 07/15/26
( SAW ) ....................... 360 368,442
Series 2023, Sub-Series S-1A , RB ,
5.00% , 07/15/26 ( SAW ) ........... 100 102,457
Series S-1 , RB , 5.00% , 07/15/26 ( SAW ) .. 610 624,989
New York City Transitional Finance Authority
Future Tax Secured
Series 2016E-1 , RB , 4.00% , 02/01/26 .... 195 196,369
Series 2023F, Sub-Series F-1 , RB ,
5.00% , 02/01/26 ................ 345 349,959
Series 2017A-1 , RB , 4.00% , 05/01/26 .... 100 101,012
Series 2023A, Sub-Series A-1 , RB ,
5.00% , 08/01/26 ................ 390 399,541
Series 2018-1 , RB , 5.00% , 11/01/26 ..... 205 211,000
Series 2021A , RB , 5.00% , 11/01/26 ..... 100 102,927
Series 2021D, Sub-Series D1 , RB ,
5.00% , 11/01/26 ................ 925 952,073
Series 2021F-1 , RB , 5.00% , 11/01/26 .... 95 97,780
Series 2022A-1 , RB , 5.00% , 11/01/26 .... 360 370,536
Series 2022D-1 , RB , 5.00% , 11/01/26 .... 575 591,829
Series 2023E-1 , RB , 5.00% , 11/01/26 .... 590 607,268
Series C , RB , 5.00% , 11/01/26 ......... 250 257,317
Series B , RB , 5.00% , 08/01/27 ......... 235 239,640
New York Power Authority, Series 2022A, RB,
5.00%, 11/15/26 (AGM) ............ 260 268,353
New York State Dormitory Authority
Series 2016A , RB , 5.00% , 02/15/26 ..... 695 706,577
Series 2017B-1 , RB , 5.00% , 02/15/26 .... 405 411,112
Series 2017A , RB , 5.00% , 03/15/26 ..... 365 371,352
Series 2018A , RB , 5.00% , 03/15/26 ..... 750 762,264
Series 2018C , RB , 5.00% , 03/15/26 ..... 280 284,873
Series 2020A , RB , 5.00% , 03/15/26 ..... 1,500 1,526,673
Series 2021A , RB , 5.00% , 03/15/26 ..... 650 662,202
Series 2020A , RB , 5.00% , 07/01/26 ..... 150 153,744
Series A-1 , RB , 4.00% , 10/01/26 ....... 115 117,044
Security
Par (000)
Par (000) Value
New York (continued)
Series A-1 , RB , 5.00% , 10/01/26 ....... USD 300 $ 309,471
Series B , RB , 5.00% , 10/01/26 ......... 195 201,156
Series 2016D , RB , 5.00% , 02/15/27 ..... 525 539,320
Series 2016A , RB , 5.00% , 02/15/28 ..... 195 200,319
Series 2016D , RB , 5.00% , 02/15/28 ..... 675 693,411
Series 2016A , RB , 5.00% , 03/15/28 ..... 835 856,670
New York State Environmental Facilities Corp.
Series 2017E , RB , 5.00% , 06/15/26 ..... 75 76,777
Series 2018A , RB , 5.00% , 06/15/26 ..... 375 383,887
Series 2018B , RB , 5.00% , 06/15/26 ..... 240 245,688
Series 2021A , RB , 5.00% , 06/15/26 ..... 175 179,147
Series 2015D , RB , 5.00% , 09/15/26 ..... 260 260,368
New York State Thruway Authority
Series 2016A , RB , 5.00% , 01/01/26 ..... 125 126,508
Series L , RB , 5.00% , 01/01/26 ......... 125 126,799
Series P , RB , 5.00% , 01/01/26 ......... 600 608,635
Series 2021A-1 , RB , 5.00% , 03/15/26 .... 235 239,411
Series 2016A , RB , 5.00% , 01/01/27 ..... 245 247,889
Series 2016A , RB , 5.00% , 01/01/28 ..... 150 151,599
Port Authority of New York & New Jersey
Series 189 , RB , 5.00% , 05/01/26 ....... 190 190,326
Series 209 , RB , 5.00% , 07/15/26 ....... 100 102,479
Series 212 , RB , 5.00% , 09/01/26 ....... 110 112,936
Series 213 , RB , 5.00% , 09/01/26 ....... 280 287,474
Series 230 , RB , 4.00% , 12/01/26 ....... 85 86,220
Series 243 , RB , 5.00% , 12/01/26 ....... 415 427,320
State of New York, Series 2023A, GO,
5.00%, 03/15/26 ................. 300 305,736
Triborough Bridge & Tunnel Authority
Series 2021C2 , RB , 5.00% , 05/15/26 .... 130 132,657
Series 2022B , RB , 5.00% , 05/15/26 ..... 100 102,044
Series 2016A , RB , 5.00% , 11/15/26 ..... 445 454,074
Series 2017C-1 , RB , 5.00% , 11/15/26 .... 390 402,172
Series 2023A , RB , 5.00% , 11/15/26 ..... 610 629,038
Series 2023A, Sub-Series A-1 , RB ,
5.00% , 11/15/26 ................ 500 515,605
Series A , RB , 5.00% , 11/15/26 ......... 95 97,965
Series B , RB , 5.00% , 11/15/26 ......... 355 366,080
40,400,168
North Carolina — 2.4%
City of Charlotte
Series 2020A , GO , 5.00% , 06/01/26 ..... 375 383,462
Series 2021A , GO , 5.00% , 06/01/26 ..... 275 281,206
Series 2024 , RB , 5.00% , 12/01/26 ...... 380 392,420
City of Charlotte Water & Sewer System, Series
2015, RB, 5.00%, 07/01/26 .......... 135 135,421
City of Durham Water & Sewer Utility System,
Series 2021, RB, 5.00%, 08/01/26 ...... 300 307,707
City of Raleigh, Series 2016A, GO,
5.00%, 09/01/26 ................. 370 380,225
County of Buncombe
Series 2015 , RB , 5.00% , 06/01/26 ...... 470 470,550
Series 2018 , RB , 5.00% , 06/01/26 ...... 80 81,642
County of Forsyth
Series 2021B , GO , 4.00% , 03/01/26 ..... 170 171,436
Series 2021A , RB , 4.00% , 04/01/26 ..... 195 196,881
Series 2013 , GO , 5.00% , 07/01/26 ...... 390 399,367
County of Mecklenburg, Series 2019, GO,
5.00%, 03/01/26 ................. 260 264,319
County of Orange, Series 2018, GO,
5.00%, 08/01/26 ................. 565 579,586
County of Union, Series 2019C, GO,
5.00%, 09/01/26 ................. 205 210,475

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
28
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
North Carolina (continued)
County of Wake
Series 2016A , GO , 5.00% , 03/01/26 ..... USD 575 $ 585,172
Series 2021 , RB , 5.00% , 03/01/26 ...... 230 233,821
Series 2021 , GO , 5.00% , 04/01/26 ...... 350 356,932
Series 2019 , RB , 5.00% , 09/01/26 ...... 175 179,790
Series 2016A , RB , 5.00% , 12/01/26 ..... 255 263,254
North Carolina Capital Facilities Finance Agency,
Series 2016B, RB, 5.00%, 10/01/26 ..... 245 252,114
North Carolina Municipal Power Agency No. 1,
Series A, RB, 5.00%, 01/01/27 ........ 200 202,186
State of North Carolina
Series 2015 , RB , 5.00% , 03/01/26 ...... 395 395,353
Series 2019 , RB , 5.00% , 03/01/26 ...... 785 797,006
Series 2021 , RB , 5.00% , 03/01/26 ...... 270 274,130
Series 2013C , GO , 5.00% , 05/01/26 ..... 285 290,955
Series 2017B , RB , 5.00% , 05/01/26 ..... 685 699,178
Series 2019A , RB , 5.00% , 05/01/26 ..... 515 525,659
Series 2022A , RB , 5.00% , 05/01/26 ..... 165 168,415
Series 2014B , RB , 5.00% , 06/01/26 ..... 390 398,721
Series 2016A , GO , 5.00% , 06/01/26 ..... 1,880 1,922,446
Series 2016B , GO , 5.00% , 06/01/27 ..... 150 153,279
Town of Cary, Series 2021, GO, 5.00%, 09/01/26 170 174,675
12,127,783
Ohio — 2.1%
American Municipal Power, Inc.
Series 2017A , RB , 5.00% , 02/15/26 ..... 525 532,627
Series 2020A , RB , 5.00% , 02/15/26 ..... 250 253,632
City of Columbus
Series 2018A , GO , 5.00% , 04/01/26 ..... 100 101,862
Series 2019A , GO , 5.00% , 04/01/26 ..... 65 66,210
Series 2021B , GO , 5.00% , 04/01/26 ..... 125 127,328
Series 2016-1 , GO , 5.00% , 07/01/26 ..... 180 184,282
Series 2016-2 , GO , 5.00% , 07/01/26 ..... 230 235,471
Series 2016A , GO , 4.00% , 08/15/26 ..... 550 551,473
County of Franklin
Series 2018 , RB , 5.00% , 06/01/26 ...... 230 235,017
Series 2015 , GO , 5.00% , 12/01/26 ...... 100 101,005
County of Hamilton, Series 2016A, RB,
5.00%, 12/01/26 ................. 185 191,017
Miami University, Series 2021A, RB,
5.00%, 09/01/26 ................. 205 210,336
Northeast Ohio Regional Sewer District, Series
2017, RB, 5.00%, 11/15/26 .......... 165 170,122
Ohio State University (The), Series 2021A, RB,
5.00%, 12/01/26 ................. 355 365,984
Ohio Turnpike & Infrastructure Commission,
Series 2017A, RB, 5.00%, 02/15/26 ..... 140 141,980
Ohio Water Development Authority
Series 2016 , RB , 5.00% , 06/01/26 ...... 100 102,258
Series 2019A , RB , 5.00% , 06/01/26 ..... 85 86,919
Series 2019B , RB , 5.00% , 06/01/26 ..... 290 296,547
Series 2022A , RB , 5.00% , 06/01/26 ..... 125 127,822
Series 2016B , RB , 5.00% , 12/01/26 ..... 75 77,453
Series 2019 , RB , 5.00% , 12/01/26 ...... 160 165,232
Series 2019A , RB , 5.00% , 12/01/26 ..... 185 191,050
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2015A , RB , 5.00% , 06/01/26 ..... 660 674,901
Series 2015B , RB , 5.00% , 06/01/26 ..... 310 313,022
Series 2020B , RB , 5.00% , 06/01/26 ..... 445 455,047
Series 2017A , RB , 5.00% , 12/01/26 ..... 320 330,464
State of Ohio
Series 2023A , GO , 4.00% , 03/01/26 ..... 995 1,003,825
Series 2019A , GO , 5.00% , 05/01/26 ..... 185 188,921
Security
Par (000)
Par (000) Value
Ohio (continued)
Series S , GO , 5.00% , 05/01/26 ........ USD 370 $ 377,842
Series U , GO , 5.00% , 05/01/26 ........ 605 617,823
Series V , GO , 5.00% , 05/01/26 ........ 215 219,557
Series 2019A , GO , 5.00% , 06/15/26 ..... 465 476,020
Series 2021A , GO , 5.00% , 06/15/26 ..... 225 230,332
Series 2017C , GO , 5.00% , 08/01/26 ..... 245 251,298
Series 2018 , COP , 5.00% , 09/01/26 ..... 310 317,915
Series 2015A , GO , 5.00% , 09/15/26 ..... 280 287,887
Series 2020B , GO , 5.00% , 09/15/26 ..... 100 102,817
Series 2017B , RB , 5.00% , 10/01/26 ..... 110 113,105
Series T , GO , 5.00% , 11/01/26 ......... 115 118,537
Series 2016-1 , RB , 5.00% , 12/15/26 ..... 220 224,222
10,819,162
Oklahoma — 0.6%
Grand River Dam Authority
Series 2016A , RB , 5.00% , 06/01/26 ..... 460 469,237
Series 2016A , RB , 5.00% , 06/01/28 ..... 150 153,717
Oklahoma County Independent School District
No. 89 Oklahoma City, Series 2023A, GO,
3.00%, 07/01/26 ................. 1,000 998,847
Oklahoma State University, Series 2020A, RB,
5.00%, 09/01/26 ................. 300 307,889
Oklahoma Turnpike Authority
Series 2017D , RB , 5.00% , 01/01/26 ..... 325 329,029
Series 2017E , RB , 5.00% , 01/01/26 ..... 200 202,479
Series 2020A , RB , 5.00% , 01/01/26 ..... 320 323,967
Oklahoma Water Resources Board
Series 2020A , RB , 5.00% , 04/01/26 ..... 220 223,938
Series 2016 , RB , 5.00% , 04/01/27 ( OK
CERF ) ....................... 190 193,520
3,202,623
Oregon — 2.2%
City of Portland, Series 2018B, GO,
5.00%, 06/15/26 ................. 195 199,570
City of Portland Sewer System
Series 2019A , RB , 5.00% , 03/01/26 ..... 495 503,049
Series 2020A , RB , 5.00% , 03/01/26 ..... 220 223,577
Series 2018A , RB , 5.00% , 05/01/26 ..... 380 387,701
Series 2018A , RB , 5.00% , 05/01/27 ..... 225 228,425
City of Portland Water System
Series 2016A , RB , 5.00% , 04/01/26 ..... 200 203,774
Series 2019A , RB , 5.00% , 05/01/26 ..... 100 102,027
County of Multnomah, GO, 5.00%, 06/01/26 . 220 224,911
Multnomah County School District No. 1 Portland
Series 2020 , GO , 5.00% , 06/15/26 ( GTD ) . 875 894,433
Series 2023 , GO , 5.00% , 06/15/26 ( GTD ) . 320 327,107
Oregon Health & Science University, Series
2019A, RB, 5.00%, 07/01/26 ......... 535 545,862
Oregon State Lottery
Series 2015C , RB , 5.00% , 04/01/26 ( MO ) . 2,030 2,030,393
Series 2015D , RB , 5.00% , 04/01/26 ( MO ) . 210 210,041
Portland Community College District, Series
2016, GO, 5.00%, 06/15/26 .......... 235 240,455
Salem-Keizer School District No. 24J
Series 2018 , GO , 5.00% , 06/15/26 ( GTD ) . 310 317,023
Series 2020B , GO , 5.00% , 06/15/26 ( GTD ) 705 720,972
State of Oregon
Series 2017E , GO , 5.00% , 04/01/26 ..... 430 437,541
Series 2015F , GO , 5.00% , 05/01/26 ..... 285 285,000
Series 2020C , GO , 5.00% , 05/01/26 ..... 130 132,536
Series F , GO , 5.00% , 05/01/26 ......... 645 657,581
Series 2019D , GO , 5.00% , 06/01/26 ..... 165 168,477
Series C , GO , 5.00% , 06/01/26 ........ 165 168,477

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
Schedules of Investments
29
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oregon (continued)
Series 2015A , GO , 5.00% , 08/01/26 ..... USD 130 $ 130,571
Series 2015O , GO , 5.00% , 08/01/26 ..... 70 70,282
Series 2019G , GO , 5.00% , 08/01/26 ..... 1,055 1,080,416
State of Oregon Department of Transportation
Series 2024 , RB , 5.00% , 05/15/26 ...... 365 372,649
Series 2017C , RB , 5.00% , 11/15/26 ..... 280 288,611
Series B , RB , 5.00% , 11/15/26 ......... 180 185,535
11,336,996
Pennsylvania — 3.8%
City of Philadelphia
Series 2019B , GO , 5.00% , 02/01/26 ..... 450 455,425
Series 2019A , GO , 5.00% , 08/01/26 ..... 225 229,833
Series 2017A , GO , 5.00% , 08/01/26 ..... 780 796,753
City of Philadelphia Water & Wastewater, Series
2024C, RB, 5.00%, 09/01/26 (AGC) ..... 250 256,181
Commonwealth Financing Authority, Series B-1,
RB, 5.00%, 06/01/26 .............. 715 716,038
Commonwealth of Pennsylvania
Series 2017 , GO , 5.00% , 01/01/26 ...... 1,240 1,255,373
Series 2016 , GO , 5.00% , 02/01/26 ...... 1,205 1,222,139
Series 2018 , GO , 5.00% , 03/01/26 ...... 590 599,561
Series 1 , GO , 5.00% , 03/15/26 ........ 445 445,723
Series 2020-1 , GO , 5.00% , 05/01/26 ..... 105 107,048
Series 2019 , GO , 5.00% , 07/15/26 ...... 255 260,899
Series 2015 , GO , 3.25% , 08/15/26 ...... 300 300,095
Series 2016 , GO , 5.00% , 09/15/26 ...... 1,630 1,672,808
Series 2022-1 , GO , 5.00% , 10/01/26 ..... 165 169,472
Series 2016 , GO , 5.00% , 09/15/27 ...... 280 286,635
County of Bucks, Series 2017, GO,
5.00%, 06/01/26 ................. 400 408,940
County of Chester, Series 2016A, GO,
4.00%, 07/15/27 ................. 280 283,366
County of Montgomery, Series 2015A, GO,
4.00%, 03/01/26 ................. 850 850,566
County of Northampton, Series 2019A, GO,
4.00%, 10/01/26 ................. 310 312,588
Delaware River Port Authority, Series 2018B,
RB, 5.00%, 01/01/26 .............. 315 318,987
Lower Merion School District, Series 2019, GO,
5.00%, 11/15/26 (SAW) ............ 65 67,057
Northampton County General Purpose Authority,
Series 2024A, RB, 5.00%, 11/15/26 ..... 400 412,166
Pennsylvania Economic Development Financing
Authority
Series 2015B , RB , 5.00% , 03/15/26 ..... 325 326,831
Series 2025B , RB , 5.00% , 03/15/26
(a)
.... 400 405,802
Pennsylvania Housing Finance Agency
Series 2021-137 , RB , 5.00% , 04/01/26 ... 100 101,682
Series 2021-137 , RB , 5.00% , 10/01/26 ... 100 102,627
Pennsylvania State University (The)
Series 2020E , RB , 5.00% , 03/01/26 ..... 670 681,123
Series A , RB , 5.00% , 09/01/26 ......... 150 154,103
Series B , RB , 5.00% , 09/01/26 ......... 635 652,370
Pennsylvania Turnpike Commission
Series 2016B , RB , 5.00% , 06/01/26 ..... 340 346,689
Series B-2 , RB , 5.00% , 06/01/26 ....... 525 535,329
Series 1 , RB , 5.00% , 12/01/26 ......... 250 257,117
Series 2016 , RB , 5.00% , 12/01/26 ...... 150 154,623
Series 2016A-1 , RB , 5.00% , 12/01/26 .... 435 444,237
Series 2019A , RB , 5.00% , 12/01/26 ..... 435 447,654
Series 2021B , RB , 5.00% , 12/01/26 ..... 755 777,575
Series A-1 , RB , 5.00% , 12/01/26 ....... 430 434,938
Series A-2 , RB , 5.00% , 12/01/26 ....... 380 391,711
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Pittsburgh Water & Sewer Authority, Series
2017A, RB, 5.00%, 09/01/26 (AGM) ..... USD 665 $ 681,442
School District of Philadelphia (The), Series
2019A, GO, 5.00%, 09/01/26 (SAW) ..... 100 102,408
Temple University-of The Commonwealth
System of Higher Education, Series 2025, RB,
5.00%, 04/01/26 (AGC) ............ 250 253,947
University of Pittsburgh-of the Commonwealth
System of Higher Education, Series 2021, RB,
4.00%, 04/15/26 ................. 770 775,414
19,455,275
Rhode Island — 0.6%
Rhode Island Commerce Corp.
Series 2020A , RB , 5.00% , 05/15/26 ..... 100 101,869
Series 2017A , RB , 5.00% , 06/15/26 ..... 305 311,141
Rhode Island Health & Educational Building
Corp., Series 2017A, RB, 5.00%, 09/01/26 . 205 210,472
Rhode Island Infrastructure Bank Water Pollution
Control Revolving Fund
Series 2016A , RB , 5.00% , 10/01/26 ..... 635 640,391
Series 2017B , RB , 5.00% , 10/01/26 ..... 315 323,979
State of Rhode Island
Series 2019C , GO , 5.00% , 01/15/26 ..... 195 197,651
Series 2019E , GO , 5.00% , 01/15/26 ..... 570 577,750
Series 2017A , GO , 5.00% , 05/01/26 ..... 345 351,866
Series 2021A , GO , 5.00% , 05/01/26 ..... 475 484,454
3,199,573
South Carolina — 1.0%
City of Charleston Waterworks & Sewer System,
Series 2019, RB, 5.00%, 01/01/26 ...... 235 238,099
County of Charleston, Series 2017C, GO,
5.00%, 11/01/26 (SAW) ............ 165 170,072
Greenville County School District, Series 2023,
RB, 5.00%, 12/01/26 .............. 1,100 1,134,053
Horry County School District, Series 2015A, GO,
5.00%, 03/01/26 (SCSDE) ........... 655 655,981
Piedmont Municipal Power Agency, Series
2004A-2, RB, 0.00%, 01/01/26 (NPFGC)
(c)
. 1,000 975,959
South Carolina Public Service Authority
Series 2021A , RB , 5.00% , 12/01/26 ..... 335 344,421
Series 2021B , RB , 5.00% , 12/01/26 ..... 200 205,625
Series 2025B , RB , 5.00% , 12/01/26
(a)
.... 330 339,281
South Carolina Transportation Infrastructure
Bank, Series 2021B, RB, 5.00%, 10/01/26 . 210 215,986
State of South Carolina, Series 2017A, GO,
5.00%, 04/01/26 (SAW) ............ 615 626,458
4,905,935
Tennessee — 2.0%
City of Knoxville Electric System, Series
2017HH, RB, 5.00%, 07/01/26 ........ 230 235,521
City of Memphis
Series 2015A , GO , 5.00% , 04/01/26 ..... 1,010 1,011,562
Series 2018 , GO , 5.00% , 06/01/26 ...... 120 122,616
Series 2020A , GO , 5.00% , 12/01/26 ..... 100 103,157
City of Memphis Electric System, Series 2024,
RB, 5.00%, 12/01/26 .............. 350 360,774
City of Memphis Sanitary Sewerage System,
Series 2018, RB, 5.00%, 10/01/26 ...... 90 92,487
County of Blount
Series 2016B , GO , 5.00% , 06/01/26 ..... 205 209,337
Series 2016B , GO , 5.00% , 06/01/27 ..... 160 163,045

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
30
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tennessee (continued)
County of Hamilton, Series 2024A, GO,
5.00%, 08/01/26 ................. USD 500 $ 512,218
County of Montgomery, Series 2017, GO,
5.00%, 04/01/26 ................. 340 346,173
County of Shelby
Series 2017A , GO , 5.00% , 04/01/26 ..... 290 295,291
Series 2019A , GO , 5.00% , 04/01/26 ..... 150 152,737
County of Williamson
Series 2017 , GO , 5.00% , 04/01/26 ...... 130 132,419
Series 2018 , GO , 5.00% , 04/01/26 ...... 165 168,071
County of Wilson, Series 2016, GO,
5.00%, 04/01/26 ................. 190 193,605
Metropolitan Government of Nashville &
Davidson County
Series 2016 , GO , 5.00% , 01/01/26 ...... 270 273,558
Series 2021C , GO , 5.00% , 01/01/26 ..... 255 258,361
Series 2017B , RB , 5.00% , 05/15/26 ..... 690 704,445
Series 2021A , RB , 5.00% , 05/15/26 ..... 150 153,140
Series 2015C , GO , 5.00% , 07/01/26 ..... 265 265,862
Series 2017B , RB , 5.00% , 07/01/26 ..... 465 475,893
Series 2021A , RB , 5.00% , 07/01/26 ..... 175 179,100
Series 2016 , GO , 5.00% , 01/01/27 ...... 245 250,584
Series 2016 , GO , 4.00% , 01/01/28 ...... 250 251,323
State of Tennessee
Series A , GO , 5.00% , 08/01/26 ........ 165 169,262
Series B , GO , 5.00% , 08/01/26 ........ 260 266,716
Series 2021A , GO , 5.00% , 11/01/26 ..... 60 61,854
Series A , GO , 5.00% , 08/01/27 ........ 110 112,761
Series B , GO , 5.00% , 08/01/27 ........ 520 533,052
Tennessee State School Bond Authority
Series 2019A , RB , 5.00% , 11/01/26
( HERBIP ) ..................... 80 82,256
Series 2022A , RB , 5.00% , 11/01/26 ( ST
INTERCEPT ) .................. 280 287,895
Series A , RB , 5.00% , 11/01/26 ( HERBIP ) .. 540 555,226
Series B , RB , 5.00% , 11/01/26 ( ST
INTERCEPT ) .................. 715 735,161
9,715,462
Texas — 10.7%
Alamo Community College District
Series 2021 , GO , 5.00% , 02/15/26 ...... 160 162,460
Series 2022 , GO , 5.00% , 02/15/26 ...... 795 807,221
Aldine Independent School District
Series 2017 , GO , 5.00% , 02/15/26 ( PSF ) .. 395 401,103
Series 2017A , GO , 5.00% , 02/15/26 ( PSF ) 205 208,167
Allen Independent School District
Series 2016 , GO , 5.00% , 02/15/26 ( PSF ) .. 120 121,826
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) .. 100 101,436
Alvin Independent School District
Series 2024 , GO , 5.00% , 02/15/26 ( PSF ) .. 265 269,178
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) .. 305 309,596
Austin Community College District Public Facility
Corp., Series 2015, RB, 5.00%, 08/01/26 .. 65 65,270
Austin Independent School District
Series 2017 , GO , 5.00% , 08/01/26 ( PSF ) .. 165 169,255
Series 2021 , GO , 5.00% , 08/01/26 ( PSF ) .. 850 871,918
Series 2023 , GO , 5.00% , 08/01/26 ...... 150 153,868
Series C , GO , 5.00% , 08/01/26 ........ 450 461,604
Barbers Hill Independent School District, Series
2024, GO, 5.00%, 02/15/26 (PSF) ...... 200 202,965
Board of Regents of the University of Texas
System
Series 2016B , RB , 5.00% , 08/15/26 ..... 445 456,774
Series 2016C , RB , 5.00% , 08/15/26 ..... 485 497,833
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2016J , RB , 5.00% , 08/15/26 ..... USD 905 $ 928,946
Series 2016J , RB , 5.00% , 08/15/27 ..... 235 241,327
Series 2016J , RB , 5.00% , 08/15/28 ..... 120 122,832
City of Austin
Series 2015 , GO , 5.00% , 09/01/26 ...... 265 266,672
Series 2020 , GO , 5.00% , 09/01/26 ...... 470 482,537
City of Austin Electric Utility, Series 2015A, RB,
5.00%, 11/15/26 ................. 200 202,137
City of Austin Water & Wastewater System
Series 2017 , RB , 5.00% , 11/15/26 ...... 550 566,801
Series 2020C , RB , 5.00% , 11/15/26 ..... 150 154,582
Series 2022 , RB , 5.00% , 11/15/26 ...... 200 206,109
City of Carrollton, Series 2016, GO,
5.00%, 08/15/26 ................. 195 199,882
City of Dallas
Series 2021 , GO , 5.00% , 02/15/26 ...... 200 202,886
Series 2024C , GO , 5.00% , 02/15/26 ..... 1,000 1,014,431
City of Dallas Waterworks & Sewer System,
Series 2021C, RB, 5.00%, 10/01/26 ..... 100 102,817
City of Fort Worth, Series 2019, GO,
5.00%, 03/01/26 ................. 155 157,456
City of Fort Worth Water & Sewer System
Series 2015A , RB , 5.00% , 02/15/26 ..... 265 265,353
Series 2020A , RB , 5.00% , 02/15/26 ..... 540 548,004
City of Houston, Series 2021A, GO,
5.00%, 03/01/26 ................. 100 101,576
City of Houston Airport System, Series 2020B,
RB, 5.00%, 07/01/26 .............. 180 183,946
City of Houston Combined Utility System
Series 2002C , RB , 5.00% , 11/15/26 ..... 135 139,041
Series 2014D , RB , 5.00% , 11/15/26 ..... 60 60,080
City of Plano, Series 2019, GO, 5.00%, 09/01/26 95 97,509
City of San Antonio
GO , 5.00% , 02/01/26 ............... 500 507,285
Series 2015 , GO , 5.00% , 02/01/26 ...... 200 200,306
Series 2022 , GO , 5.00% , 02/01/26 ...... 235 238,424
Series 2023 , GO , 5.00% , 02/01/26 ...... 145 147,113
Series 2018 , GO , 5.00% , 08/01/26 ...... 185 189,747
Series 2019 , GO , 5.00% , 08/01/26 ...... 480 492,318
City of San Antonio Electric & Gas Systems
Series 2015 , RB , 5.00% , 02/01/26 ...... 260 263,808
Series 2018A , RB , 5.00% , 02/01/26 ..... 980 994,352
Clear Creek Independent School District
Series 2021 , GO , 5.00% , 02/15/26 ( PSF ) .. 450 456,670
Series 2024 , GO , 5.00% , 02/15/26 ( PSF ) .. 125 126,853
Series 2024A , GO , 5.00% , 02/15/26 ( PSF ) 565 573,375
Conroe Independent School District
Series 2017 , GO , 5.00% , 02/15/26 ( PSF ) .. 540 548,004
Series 2018 , GO , 5.00% , 02/15/26 ( PSF ) .. 400 405,929
Series 2019 , GO , 5.00% , 02/15/26 ( PSF ) .. 130 131,927
County of Bexar
Series 2016 , GO , 5.00% , 06/15/26 ...... 100 100,214
Series 2017 , GO , 5.00% , 06/15/26 ...... 500 511,606
Series 2018 , GO , 5.00% , 06/15/26 ...... 630 644,624
Series 2017 , GO , 5.00% , 06/15/29 ...... 250 255,510
Series 2016A , GO , 5.00% , 06/15/32 ..... 245 250,127
County of Harris
Series 2015B , RB , 5.00% , 08/15/26 ..... 760 764,325
Series 2017A , GO , 5.00% , 10/01/26 ..... 120 123,567
Series 2020A , GO , 5.00% , 10/01/26 ..... 330 339,808
Series 2016A , RB , 5.00% , 08/15/27 ..... 115 117,464
County of Harris Toll Road, Series 2018A, RB,
5.00%, 08/15/26 ................. 200 205,365
County of Tarrant, Series 2022, GO,
5.00%, 07/15/26 ................. 175 179,230

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
Schedules of Investments
31
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Crowley Independent School District, Series
2015A, GO, 5.00%, 08/01/26 (PSF) ..... USD 100 $ 100,444
Cypress-Fairbanks Independent School District
Series 2016 , GO , 5.00% , 02/15/26 ( PSF ) .. 1,000 1,015,137
Series 2020 , GO , 5.00% , 02/15/26 ( PSF ) .. 100 101,514
Series 2022A , GO , 5.00% , 02/15/26 ( PSF ) 100 101,514
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) .. 965 979,692
Dallas Area Rapid Transit, Series 2019, RB,
5.00%, 12/01/26 ................. 790 813,931
Dallas College, Series 2016, GO,
5.00%, 02/15/26 ................. 160 162,384
Dallas Fort Worth International Airport
Series 2020A , RB , 5.00% , 11/01/26 ..... 385 395,913
Series 2021A , RB , 5.00% , 11/01/26 ..... 205 210,811
Series 2021B , RB , 5.00% , 11/01/26 ..... 160 164,535
Dallas Independent School District
Series 2020 , GO , 5.00% , 02/15/26 ( PSF ) .. 175 177,553
Series 2023 , GO , 5.00% , 02/15/26 ( PSF ) .. 690 700,066
Denton Independent School District, Series
2016, GO, 5.00%, 08/15/27 (PSF) ...... 295 298,921
Fort Bend Independent School District, Series
2017E, GO, 5.00%, 02/15/26 (PSF) ..... 205 208,039
Houston Independent School District, Series
2017, GO, 5.00%, 02/15/26 (PSF) ...... 200 202,902
Keller Independent School District, Series
2015A, GO, 5.00%, 02/15/26 (PSF) ..... 80 80,115
Klein Independent School District
Series 2018 , GO , 5.00% , 02/01/26 ( PSF ) .. 125 126,737
Series 2017 , GO , 5.00% , 08/01/26 ( PSF ) .. 140 143,436
Series 2020 , GO , 5.00% , 08/01/26 ( PSF ) .. 395 404,695
Lamar Consolidated Independent School District,
Series 2024A, GO, 5.00%, 02/15/26 (PSF) . 500 507,568
Leander Independent School District
Series 2019C , GO , 5.00% , 08/15/26 ( PSF ) 435 446,280
Series 2017A , GO , 5.00% , 08/15/27 ( PSF ) 195 199,558
Series 2016 , GO , 5.00% , 08/15/28 ( PSF ) .. 100 101,423
Lewisville Independent School District
Series 2016A , GO , 4.00% , 08/15/26 ( PSF ) 280 280,634
Series 2016A , GO , 5.00% , 08/15/26 ( PSF ) 145 145,741
Series 2017 , GO , 5.00% , 08/15/26 ( PSF ) .. 140 143,398
Series 2024 , GO , 5.00% , 08/15/26 ( PSF ) .. 175 179,247
Lone Star College System, Series 2016, GO,
5.00%, 02/15/26 ................. 245 248,615
Lower Colorado River Authority
Series 2019 , RB , 5.00% , 05/15/26 ...... 245 249,520
Series 2024 , RB , 5.00% , 05/15/26 ( AGM ) . 500 510,409
Series B , RB , 5.00% , 05/15/26 ......... 190 190,261
Mansfield Independent School District, Series
2019B, GO, 5.00%, 02/15/26 (PSF) ..... 150 152,282
Metropolitan Transit Authority of Harris County
Sales & Use Tax
Series 2015B , RB , 5.00% , 11/01/26 ..... 270 272,548
Series A , RB , 5.00% , 11/01/26 ......... 370 380,316
Midland Independent School District, Series
2024, GO, 5.00%, 02/15/26 (PSF) ...... 120 121,958
North East Independent School District, Series
2017, GO, 4.00%, 08/01/27 (PSF) ...... 150 151,321
North Texas Municipal Water District, Series
2016, RB, 5.00%, 06/01/28 .......... 200 203,678
North Texas Municipal Water District Upper East
Fork Wastewater Interceptor System, Series
2016, RB, 5.00%, 06/01/26 .......... 125 127,602
North Texas Municipal Water District Water
System, Series 2021A, RB, 5.00%, 09/01/26 330 338,410
Security
Par (000)
Par (000) Value
Texas (continued)
North Texas Tollway Authority
Series 2019A , RB , 5.00% , 01/01/26 ..... USD 95 $ 96,188
Series 2020C , RB , 5.00% , 01/01/26 ..... 290 293,319
Series 2021B , RB , 5.00% , 01/01/26 ..... 285 288,262
Series 2024A , RB , 5.00% , 01/01/26 ..... 500 506,253
Series A , RB , 5.00% , 01/01/27 ......... 480 486,158
Series B , RB , 5.00% , 01/01/27 ......... 210 212,555
Series 2016A , RB , 5.00% , 01/01/28 ..... 445 449,117
Series B , RB , 5.00% , 01/01/28 ......... 310 312,821
Northside Independent School District
Series 2020 , GO , 5.00% , 08/01/26 ( PSF ) .. 195 199,472
Series 2017 , GO , 4.00% , 08/15/26 ( PSF ) .. 190 192,109
Series 2015 , GO , 5.00% , 08/15/26 ( PSF ) .. 130 130,664
Series 2021 , GO , 5.00% , 08/15/26 ( PSF ) .. 210 214,962
Series 2022A , GO , 5.00% , 08/15/26 ( PSF ) 155 158,663
Northwest Independent School District
Series 2015A , GO , 5.00% , 02/15/26 ( PSF ) 340 340,539
Series 2016 , GO , 5.00% , 02/15/29 ( PSF ) .. 230 233,261
Permanent University Fund - Texas A&M
University System
Series 2009A , RB , 5.00% , 07/01/26 ..... 100 100,234
Series 2015A , RB , 5.50% , 07/01/26 ..... 300 300,948
Permanent University Fund - University of Texas
System, Series 2016A, RB, 5.00%, 07/01/26 440 441,030
Plano Independent School District
Series 2016A , GO , 5.00% , 02/15/26 ( PSF ) 360 365,421
Series 2016A , GO , 5.00% , 02/15/28 ( PSF ) 150 152,029
Round Rock Independent School District
Series 2017 , GO , 5.00% , 08/01/26 ...... 545 558,174
Series 2019 , GO , 5.00% , 08/01/26 ( PSF ) .. 465 476,702
San Antonio Independent School District, Series
2019, GO, 5.00%, 08/15/26 (PSF) ...... 280 287,081
San Antonio Water System
Series 2022B , RB , 5.00% , 05/15/26 ..... 120 122,585
Series 2016C , RB , 5.00% , 05/15/27 ..... 190 195,278
San Jacinto Community College District, Series
2015, GO, 5.00%, 02/15/26 .......... 185 185,229
Spring Branch Independent School District,
Series 2018, GO, 5.00%, 02/01/26 (PSF) .. 215 217,988
Spring Independent School District, Series 2020,
GO, 5.00%, 08/15/26 (PSF) .......... 205 210,290
State of Texas
Series 2016 , GO , 5.00% , 04/01/26 ...... 630 641,737
Series 2018A , GO , 5.00% , 08/01/26 ..... 100 100,463
Series 2019A , GO , 5.00% , 08/01/26 ..... 135 138,470
Series 2018A , GO , 5.00% , 10/01/26 ..... 625 643,079
Series 2024 , GO , 5.00% , 10/01/26 ...... 1,000 1,028,926
Series 2016A , GO , 5.00% , 04/01/27 ..... 20 20,347
Series B-1 , GO , 5.00% , 08/01/27 ....... 360 367,369
Tarrant County Cultural Education Facilities
Finance Corp., Series 2022E, RB, VRDN,
5.00%, 05/15/26
(b)
................ 500 506,298
Texas A&M University
Series 2016C , RB , 5.00% , 05/15/26 ..... 230 234,767
Series 2017C , RB , 5.00% , 05/15/26 ..... 790 806,375
Series 2021A , RB , 5.00% , 05/15/26 ..... 115 117,384
Series 2016C , RB , 4.00% , 05/15/27 ..... 155 156,290
Series 2016E , RB , 4.00% , 05/15/27 ..... 180 181,553
Series 2016C , RB , 4.00% , 05/15/28 ..... 300 301,575
Texas Department of Transportation State
Highway Fund
Series 2008 , RB , 5.25% , 04/01/26 ...... 270 275,513
Series 2015 , RB , 5.00% , 10/01/26 ...... 1,705 1,753,360
Series 2016A , RB , 5.00% , 10/01/26 ..... 555 570,742

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
32
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Texas State Technical College, Series 2022A,
RB, 5.00%, 08/01/26 (AGM) .......... USD 300 $ 307,145
Texas State University System
Series 2017A , RB , 5.00% , 03/15/26 ..... 2,135 2,170,774
Series 2019A , RB , 5.00% , 03/15/26 ..... 125 127,094
Texas Tech University System, Series 2015A,
RB, 5.00%, 02/15/26 .............. 695 696,021
Texas Water Development Board
Series 2016 , RB , 5.00% , 04/15/26 ...... 585 596,465
Series 2017A , RB , 5.00% , 04/15/26 ..... 245 249,802
Series 2018B , RB , 5.00% , 04/15/26 ..... 365 372,153
Series 2022 , RB , 5.00% , 04/15/26 ...... 100 101,960
Series A , RB , 5.00% , 04/15/26 ......... 255 257,280
Series 2020 , RB , 5.00% , 08/01/26 ...... 355 364,125
Series 2021 , RB , 5.00% , 08/01/26 ...... 145 148,727
Series 2018A , RB , 5.00% , 10/15/26 ..... 320 329,553
Series 2018B , RB , 5.00% , 10/15/26 ..... 570 587,017
Trinity River Authority Central Regional
Wastewater System
Series 2016 , RB , 5.00% , 08/01/26 ...... 705 722,566
Series 2019 , RB , 5.00% , 08/01/26 ...... 250 256,229
54,470,948
Utah — 1.7%
Alpine School District
Series 2017B , GO , 5.00% , 03/15/26 ( GTD ) 205 208,610
Series 2021A , GO , 5.00% , 03/15/26 ( GTD ) 785 798,825
Central Utah Water Conservancy District, Series
2021A, GO, 5.00%, 04/01/26 ......... 760 773,927
County of Salt Lake
Series 2017B , RB , 5.00% , 02/01/26 ..... 125 126,831
Series 2017 , RB , 5.00% , 08/15/26 ...... 140 143,720
Intermountain Power Agency
Series 2022A , RB , 5.00% , 07/01/26 ..... 975 988,954
Series 2023A , RB , 5.00% , 07/01/26 ..... 1,100 1,115,743
Metropolitan Water District of Salt Lake & Sandy,
Series 2016A, RB, 5.00%, 07/01/26 ..... 370 374,787
Park City School District, Series 2022, GO,
5.00%, 02/01/26 (GTD) ............. 100 101,465
Provo School District, Series 2016, GO,
5.00%, 06/15/26 (GTD) ............. 55 55,661
State of Utah
Series 2018 , GO , 5.00% , 07/01/26 ...... 265 271,368
Series 2019 , GO , 5.00% , 07/01/26 ...... 70 71,682
Series 2020 , GO , 5.00% , 07/01/26 ...... 850 870,427
Series 2020B , GO , 5.00% , 07/01/26 ..... 640 655,380
Timpanogos Special Service District, Series
2024, RB, 5.00%, 06/01/26 .......... 375 383,210
University of Utah (The)
Series 2016A , RB , 5.00% , 08/01/26 ..... 125 125,597
Series 2017B-1 , RB , 5.00% , 08/01/26 ( SAP ) 160 164,108
Series 2018A , RB , 5.00% , 08/01/26 ..... 195 200,007
Series 2021A-1 , RB , 5.00% , 08/01/26 .... 200 205,136
Series B1 , RB , 5.00% , 08/01/26 ........ 300 307,703
Utah Transit Authority
Series 2015A , RB , 5.00% , 06/15/26 ..... 720 721,636
8,664,777
Vermont — 0.2%
Vermont Municipal Bond Bank
Series 2024 , RB , 5.00% , 12/01/26 ...... 1,000 1,031,131
Series 4 , RB , 5.00% , 12/01/26 ( ST
INTERCEPT ) .................. 105 108,269
1,139,400
Security
Par (000)
Par (000) Value
Virginia — 3.7%
Arlington County Industrial Development
Authority, Series 2023A, RB, 5.00%, 01/01/26 USD 270 $ 273,007
City of Alexandria, Series 2017C, GO,
5.00%, 07/01/26 (SAW) ............ 110 112,578
City of Chesapeake, Series 2020A, GO,
5.00%, 08/01/26 (SAW) ............ 120 123,053
City of Falls Church, Series 2019B, GO,
5.00%, 07/15/27 ................. 175 179,340
City of Hampton, Series 2015B, GO,
5.00%, 09/01/26 (SAW) ............ 435 446,790
City of Newport News, Series 2016A, GO,
4.00%, 08/01/26 ................. 250 253,254
City of Richmond
Series 2017D , GO , 5.00% , 03/01/26 ( SAW ) 190 193,156
Series 2016A , RB , 5.00% , 01/15/27 ..... 275 278,870
City of Suffolk, Series 2016A, GO,
5.00%, 02/01/26 ................. 85 86,240
Commonwealth of Virginia
Series 2018A , GO , 5.00% , 06/01/26 ..... 80 81,815
Series A , GO , 5.00% , 06/01/26 ........ 125 127,836
County of Arlington
Series 2018 , GO , 5.00% , 08/15/26 ...... 300 308,019
Series A , GO , 5.00% , 08/15/30 ........ 160 164,036
County of Chesterfield, Series 2017B, GO,
5.00%, 01/01/26 ................. 185 187,354
County of Fairfax
Series 2021A , RB , 5.00% , 07/15/26 ..... 375 383,850
Series 2016A , GO , 4.00% , 10/01/26 ( SAW ) 1,255 1,266,270
Series 2021A , GO , 4.00% , 10/01/26 ( SAW ) 195 197,707
Series 2016A , GO , 5.00% , 10/01/35 ( SAW ) 135 137,529
County of Henrico
Series 2015 , GO , 5.00% , 08/01/26 ...... 100 102,594
Series 2017A , GO , 5.00% , 08/01/26 ..... 155 159,021
Series 2019 , GO , 5.00% , 08/01/26 ( SAW ) . 105 107,724
County of Loudoun
Series 2016A , GO , 5.00% , 12/01/26 ..... 195 197,243
Series 2017A , GO , 5.00% , 12/01/26 ( SAW ) 165 170,393
Series 2020A , GO , 5.00% , 12/01/26 ( SAW ) 425 438,891
Series 2020B , GO , 5.00% , 12/01/26 ( SAW ) 100 103,268
Series 2021A , GO , 5.00% , 12/01/26 ( SAW ) 1,000 1,032,684
Hampton Roads Sanitation District
Series 2016A , RB , 5.00% , 08/01/27 ..... 210 214,658
Series 2016A , RB , 5.00% , 08/01/37 ..... 1,550 1,587,940
Prince William County Industrial Development
Authority, Series 2020A, RB, 5.00%, 10/01/26 200 205,277
Virginia College Building Authority
Series 2017E , RB , 5.00% , 02/01/26 ..... 440 446,415
Series 2019B , RB , 5.00% , 02/01/26 ..... 295 299,301
Series 2019C , RB , 5.00% , 02/01/26 ..... 565 573,238
Series 2020A , RB , 5.00% , 02/01/26 ..... 810 821,810
Series A , RB , 5.00% , 02/01/26 ......... 185 187,697
Series B , RB , 5.00% , 09/01/26 ( ST
INTERCEPT ) .................. 255 256,585
Series 2016A , RB , 5.00% , 09/01/27 ( ST
INTERCEPT ) .................. 330 337,467
Virginia Commonwealth Transportation Board
Series 2017 , RB , 5.00% , 03/15/26 ...... 470 478,210
Series 2017A , RB , 5.00% , 05/15/26 ..... 370 377,907
Series 2016 , RB , 5.00% , 09/15/26 ...... 105 107,943
Series 2018 , RB , 5.00% , 09/15/26 ...... 100 102,803
Series 2020 , RB , 5.00% , 09/15/26 ...... 75 77,102
Series 2016 , RB , 5.00% , 09/15/27 ...... 350 359,296
Virginia Public Building Authority
Series 2018A , RB , 5.00% , 08/01/26 ..... 140 143,599
Series 2020A , RB , 5.00% , 08/01/26 ..... 155 158,984

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
Schedules of Investments
33
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Virginia (continued)
Series 2022A , RB , 5.00% , 08/01/26 ..... USD 500 $ 512,853
Series B , RB , 5.00% , 08/01/26 ......... 215 220,527
Series A , RB , 5.00% , 08/01/27 ......... 500 511,957
Virginia Public School Authority
Series 2022 , RB , 5.00% , 04/15/26 ...... 135 137,607
Series 2015A , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 270 271,221
Series 2016B , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 175 179,433
Series 2017C , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 115 117,913
Series 2018A , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 110 112,787
Series 2019A , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 100 102,533
Series 2019B , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 335 343,486
Series 2021A , RB , 5.00% , 08/01/26 ( SAW ) 355 363,993
Virginia Resources Authority
Series 2015 , RB , 5.00% , 11/01/26 ...... 215 216,919
Series 2017A , RB , 5.00% , 11/01/26 ..... 490 505,070
Series 2017C , RB , 5.00% , 11/01/26 ..... 140 144,306
Series 2018C , RB , 5.00% , 11/01/26 ..... 435 448,378
Series 2021C , RB , 5.00% , 11/01/26 ..... 505 520,531
18,558,268
Washington — 4.3%
Cascade Water Alliance, Series 2019, RB,
5.00%, 09/01/26 ................. 325 333,712
Central Puget Sound Regional Transit Authority
Series 2015S-1 , RB , 5.00% , 11/01/26 .... 70 70,623
Series 2021S-1 , RB , 5.00% , 11/01/26 .... 345 355,387
City of Seattle
Series 2019B , RB , 5.00% , 02/01/26 ..... 490 497,213
Series 2016B , RB , 5.00% , 04/01/26 ..... 355 361,667
Series 2015A , GO , 5.00% , 06/01/26 ..... 315 315,513
Series 2017 , RB , 5.00% , 07/01/26 ...... 230 235,625
Series 2022A , GO , 4.00% , 09/01/26 ..... 340 344,971
Series 2017C , RB , 5.00% , 09/01/26 ..... 240 246,625
Series 2016B , RB , 5.00% , 04/01/27 ..... 260 264,666
Series 2016C , RB , 4.00% , 10/01/27 ..... 110 110,930
Series 2016A , GO , 4.00% , 04/01/28 ..... 80 80,572
City of Seattle Water System, Series 2017, RB,
5.00%, 08/01/26 ................. 285 292,384
City of Spokane, Series 2017, GO,
5.00%, 12/01/26 ................. 215 221,749
City of Tacoma, Series 2015, RB,
3.25%, 12/01/26 ................. 1,150 1,148,492
Clark County Public Utility District No. 1 Electric,
Series 2024, RB, 5.00%, 01/01/26 ...... 500 506,419
Clark County School District No. 37 Vancouver
Series 2021 , GO , 4.00% , 12/01/26 ( GTD ) . 160 162,367
Series 2019 , GO , 5.00% , 12/01/26 ( GTD ) . 200 206,184
County of King
Series 2021A , GO , 4.00% , 01/01/26 ..... 175 176,194
Series 2019A , GO , 5.00% , 06/01/26 ..... 170 173,813
Series 2016B , RB , 5.00% , 07/01/26 ..... 315 322,959
Series 2017 , GO , 5.00% , 07/01/26 ...... 100 102,411
Series 2018B , RB , 5.00% , 07/01/26 ..... 580 594,655
County of Pierce, Series 2019A, GO,
5.00%, 07/01/26 ................. 110 112,562
County of Snohomish, Series 2022, GO,
5.00%, 12/01/26 ................. 215 221,749
County of Spokane, Series 2019B, GO,
5.00%, 12/01/26 ................. 60 61,874
Security
Par (000)
Par (000) Value
Washington (continued)
Energy Northwest
Series 2015A , RB , 5.00% , 07/01/26 ..... USD 1,145 $ 1,147,664
Series 2015C , RB , 5.00% , 07/01/26 ..... 385 385,896
Series 2016A , RB , 5.00% , 07/01/26 ..... 800 819,225
Series 2017A , RB , 5.00% , 07/01/26 ..... 775 793,624
Series 2021A , RB , 5.00% , 07/01/26 ..... 360 368,651
Series 2016-A , RB , 5.00% , 07/01/27 ..... 175 178,592
Grant County Public Utility District No. 2 Priest
Rapids Hydroelectric Project, Series 2024B,
RB, 5.00%, 01/01/26 .............. 500 506,054
King County School District No. 414
Lake Washington, Series 2016, GO,
4.00%, 12/01/26 (GTD) ............. 640 646,182
Pierce County School District No. 10 Tacoma
Series 2014 , GO , 5.00% , 12/01/26 ( GTD ) . 735 735,690
Series 2015 , GO , 5.00% , 12/01/26 ( GTD ) . 240 242,422
Pierce County School District No. 320 Sumner,
Series 2015, GO, 3.50%, 12/01/26 (GTD) . 150 150,027
Port of Seattle
Series 2016 , RB , 5.00% , 02/01/26 ...... 555 562,761
Series 2021B , RB , 5.00% , 06/01/26 ..... 140 143,007
Series 2022A , RB , 5.00% , 08/01/26 ..... 800 819,747
State of Washington
Series R-2020A , GO , 5.00% , 01/01/26 ... 225 227,864
Series 2016C , GO , 5.00% , 02/01/26 ..... 190 192,773
Series 2017D , GO , 5.00% , 02/01/26 ..... 190 192,773
Series 2019C , GO , 5.00% , 02/01/26 ..... 100 101,460
Series 2005C , GO , 0.00% , 06/01/26
( AMBAC )
(c)
.................... 100 96,558
Series 2017C , GO , 4.00% , 06/01/26 ..... 240 242,698
Series R-2022D , GO , 4.00% , 07/01/26 ... 450 455,174
Series R-2020D , GO , 5.00% , 07/01/26 ... 155 158,545
Series R-2020C , GO , 5.00% , 07/01/26 ... 610 624,305
Series R-2016B , GO , 5.00% , 07/01/26 ... 655 663,613
Series R-2025C , GO , 5.00% , 07/01/26 ... 335 342,662
Series R-2025B , GO , 5.00% , 07/01/26 ... 165 168,869
Series 2018B , GO , 5.00% , 08/01/26 ..... 125 128,136
Series R-2017A , GO , 5.00% , 08/01/26 ... 65 66,630
Series R-2018C , GO , 5.00% , 08/01/26 ... 105 107,634
Series 2018A , GO , 5.00% , 08/01/26 ..... 500 512,542
Series 2017A , GO , 5.00% , 08/01/26 ..... 415 425,410
Series 2016A-1 , GO , 5.00% , 08/01/26 .... 200 200,757
Series 2020A , GO , 5.00% , 08/01/26 ..... 420 430,535
Series R-2017A , GO , 5.00% , 08/01/27 ... 45 46,010
Series 2017B , GO , 5.00% , 08/01/27 ..... 155 158,479
University of Washington
Series 2015C , RB , 5.00% , 12/01/26 ..... 630 637,424
Series A , RB , 5.00% , 12/01/26 ......... 225 232,103
Washington Health Care Facilities Authority,
Series 2025A, RB, 5.00%, 03/01/26 ..... 140 142,069
21,575,881
West Virginia — 0.4%
School Building Authority of West Virginia, Series
2014A, RB, 5.00%, 07/01/26 ......... 145 145,210
State of West Virginia
Series 2018A , GO , 5.00% , 06/01/26 ..... 116 118,469
Series 2019A , GO , 5.00% , 06/01/26 ..... 160 163,406
Series 2021A , GO , 5.00% , 06/01/26 ..... 150 153,193
Series 1999A , GO , 0.00% , 11/01/26
( NPFGC )
(c)
.................... 255 242,877
Series 2018B , GO , 5.00% , 12/01/26 ..... 210 216,603
Series 2019A , GO , 5.00% , 12/01/26 ..... 270 278,490
West Virginia Commissioner of Highways, Series
2017A, RB, 5.00%, 09/01/26 ......... 315 322,747

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
34
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
West Virginia (continued)
West Virginia Parkways Authority, Series 2021,
RB, 5.00%, 06/01/26 .............. USD 155 $ 158,166
1,799,161
Wisconsin — 1.6%
Milwaukee Metropolitan Sewerage District,
Series 2020D, GO, 4.00%, 10/01/26 ..... 105 106,587
State of Wisconsin
Series 2019A , RB , 5.00% , 05/01/26 ..... 970 988,642
Series 2020A , GO , 5.00% , 05/01/26 ..... 100 102,050
Series 2021-1 , GO , 5.00% , 05/01/26 ..... 175 178,587
Series 2016-1 , GO , 4.00% , 11/01/26 ..... 480 480,000
Series 2016-1 , GO , 5.00% , 11/01/26 ..... 795 795,000
Series 2016-2 , GO , 5.00% , 11/01/26 ..... 390 397,666
Series 20171 , GO , 5.00% , 11/01/26 ..... 720 741,929
Series 2017-2 , GO , 5.00% , 11/01/26 ..... 605 623,426
Series 20173 , GO , 5.00% , 11/01/26 ..... 115 118,503
Series 2016-2 , GO , 4.00% , 11/01/27 ..... 190 191,568
Series 2017B , RB , 5.00% , 05/01/28 ..... 245 249,709
State of Wisconsin Environmental Improvement
Fund
Series 2017A , RB , 5.00% , 06/01/26 ..... 700 700,914
Series 2018A , RB , 5.00% , 06/01/26 ..... 740 756,388
Series 2020A , RB , 5.00% , 06/01/26 ..... 230 235,094
Wisconsin Department of Transportation
Series 2015-1 , RB , 5.00% , 07/01/26 ..... 420 421,018
Series 20171 , RB , 5.00% , 07/01/26 ..... 295 302,021
Series 2017-2 , RB , 5.00% , 07/01/26 ..... 525 537,495
Security
Par (000)
Par (000) Value
Wisconsin (continued)
Series 2019A , RB , 5.00% , 07/01/26 ..... USD 160 $ 163,808
8,090,405
Total Long-Term Investments — 99 .2%
(Cost: $ 507,809,009 ) .............................. 504,982,808
Shares
Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 3.05%
(d) (e)
......... 132,716 132,729
Total Short-Term Securities — 0.0%
(Cost: $ 132,729 ) ................................. 132,729
Total Investments — 99 .2%
(Cost: $ 507,941,738 ) .............................. 505,115,537
Other Assets Less Liabilities — 0.8% .................... 3,896,863
Net Assets — 100.0% ...............................
$ 509,012,400
(a)
When-issued security.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
Zero-coupon bond.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 679,857 $ — $ (547,128)
(a)
$ — $ — $ 132,729 132,716 $ 8,867 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 504,982,808 $ — $ 504,982,808
Short-Term Securities
Money Market Funds ...................................... 132,729 — — 132,729
$ 132,729 $ 504,982,808 $ — $ 505,115,537

Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
Schedules of Investments
35
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 1.4%
Alabama Federal Aid Highway Finance Authority
Series A , RB , 5.00% , 09/01/27 ......... USD 595 $ 620,209
Series A , RB , 5.00% , 09/01/29 ......... 180 187,626
Series A , RB , 5.00% , 09/01/35 ......... 1,000 1,042,368
Series A , RB , 5.00% , 06/01/37 ......... 130 135,508
Alabama Highway Finance Corp., Series 2020A,
RB, 5.00%, 08/01/27 .............. 510 530,317
Alabama Public School & College Authority,
Series 2020A, RB, 5.00%, 11/01/27 ..... 1,020 1,069,392
Auburn University, Series 2025-A, RB,
5.00%, 06/01/27 ................. 250 259,744
Black Belt Energy Gas District, Series 2022,
Sub-Series D-1, RB, VRDN (Royal Bank of
Canada LIQ), 4.00%, 06/01/27
(a)
....... 625 624,643
City of Auburn, Series 2015, GO,
5.00%, 05/01/27 ................. 130 130,165
City of Huntsville
Series 2016C , GO , 5.00% , 05/01/27 ..... 185 188,624
Series 2020A , GO , 5.00% , 09/01/27 ..... 150 157,011
Series 2017E , GO , 5.00% , 11/01/27 ..... 355 368,993
Series 2018A , GO , 5.00% , 05/01/28 ..... 75 78,518
Series 2018A , GO , 5.00% , 05/01/30 ..... 125 130,515
State of Alabama
Series 2016C , GO , 5.00% , 08/01/27 ..... 390 399,498
Series 2018A , GO , 5.00% , 11/01/27 ..... 255 267,620
Series 2022B , GO , 5.00% , 11/01/27 ..... 125 131,186
University of Alabama (The), Series 2019C, RB,
5.00%, 07/01/27 ................. 735 765,971
Water Works Board of the City of Birmingham
(The)
Series 2016B , RB , 5.00% , 01/01/30 ..... 205 211,640
Series 2016B , RB , 5.00% , 01/01/32 ..... 200 206,478
7,506,026
Alaska — 0.1%
Alaska Housing Finance Corp., Series 2017A,
RB, 5.00%, 12/01/27 .............. 175 180,768
State of Alaska, Series 2020A, GO,
5.00%, 08/01/27 ................. 265 276,450
457,218
Arizona — 1.8%
Arizona Board of Regents
Series 2015A , RB , 5.00% , 07/01/27 ..... 180 180,331
Series 2016C , RB , 5.00% , 07/01/27 ..... 235 238,251
Series 2017B , RB , 5.00% , 07/01/27 ..... 245 255,376
Series 2021C , RB , 5.00% , 07/01/27 ..... 250 260,481
Arizona Department of Transportation State
Highway Fund
Series 2016 , RB , 5.00% , 07/01/27 ...... 825 839,937
Series 2023 , RB , 5.00% , 07/01/27 ...... 145 151,202
Arizona Transportation Board, Series 2019A,
RB, 5.00%, 07/01/27 .............. 210 218,983
City of Chandler, Series 2016, GO,
5.00%, 07/01/27 ................. 390 406,682
City of Phoenix, Series 2016, GO,
5.00%, 07/01/27 ................. 495 505,446
City of Phoenix Civic Improvement Corp.
Series 2015A , RB , 5.00% , 07/01/27 ..... 610 611,386
Series 2016 , RB , 5.00% , 07/01/27 ...... 665 676,594
Series 2018A , RB , 5.00% , 07/01/27 ..... 110 114,776
Series 2020A , RB , 5.00% , 07/01/27 ..... 55 57,388
Series 2021A , RB , 5.00% , 07/01/27 ..... 230 239,986
Security
Par (000)
Par (000) Value
Arizona (continued)
Series A , RB , 5.00% , 07/01/27 ......... USD 100 $ 104,342
Series B , RB , 4.00% , 07/01/28 ......... 440 446,564
Series 2017D , RB , 5.00% , 07/01/29 ..... 490 506,174
Gilbert Water Resource Municipal Property
Corp., Series 2022, RB, 5.00%, 07/15/27 .. 120 125,298
Maricopa County High School District No. 214
Tolleson Union High School, Series 2025, GO,
5.00%, 07/01/27 ................. 300 312,832
Maricopa County Unified School District No. 48
Scottsdale, Series 2017, GO, 5.00%, 07/01/28 230 237,800
Maricopa County Union High School District
No. 210-Phoenix, Series 2018, GO,
5.00%, 07/01/27 ................. 415 432,308
Salt River Project Agricultural Improvement &
Power District
Series 2017A , RB , 5.00% , 01/01/27 ..... 170 175,634
Series 2019A , RB , 5.00% , 01/01/27 ..... 200 206,628
Series 2020A , RB , 5.00% , 01/01/27 ..... 710 733,529
Series 2021A , RB , 5.00% , 01/01/27 ..... 540 557,896
Series 2016A , RB , 5.00% , 01/01/29 ..... 375 385,980
State of Arizona, Series 2019A, COP,
5.00%, 10/01/27 ................. 115 120,310
University of Arizona (The), Series 2020A, RB,
5.00%, 08/01/27 ................. 265 276,569
9,378,683
Arkansas — 0.1%
Springdale Public Facilities Board, Series 2016,
RB, 5.00%, 03/01/27 .............. 450 460,675
California — 11.6%
91 Express Lanes Toll Road, Series 2023, RB,
5.00%, 08/15/27 ................. 100 104,844
Acalanes Union High School District, Series
2016C, GO, 0.00%, 08/01/27
(b)
........ 265 245,897
Anaheim Housing & Public Improvements
Authority, Series 2022A, RB, 5.00%, 10/01/27 215 225,605
Bay Area Toll Authority, Series 2017S-7, RB,
4.00%, 04/01/29 ................. 1,470 1,492,625
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/27
(b)
............. 1,000 932,032
California Health Facilities Financing Authority,
Series A-1, RB, 5.00%, 11/01/27 ....... 1,955 2,048,225
California Infrastructure & Economic
Development Bank
Series 2017 , RB , 5.00% , 10/01/27 ...... 110 114,774
Series 2023 , RB , 5.00% , 10/01/27 ...... 305 321,425
Series 2017 , RB , 5.00% , 10/01/28 ...... 350 364,273
California State Public Works Board
Series 2021B , RB , 5.00% , 05/01/27 ..... 120 124,682
Series F , RB , 5.00% , 05/01/27 ......... 310 310,329
Series 2023C , RB , 5.00% , 09/01/27 ..... 500 522,613
Series B , RB , 5.00% , 10/01/27 ......... 465 486,778
Series 2018C , RB , 5.00% , 11/01/27 ..... 150 157,243
Series 2021C , RB , 5.00% , 11/01/27 ..... 520 545,109
Series C , RB , 5.00% , 03/01/28 ......... 325 335,842
Series D , RB , 5.00% , 09/01/29 ......... 290 301,161
California State University
Series 2015A , RB , 5.00% , 11/01/27 ..... 100 100,798
Series 2016A , RB , 5.00% , 11/01/27 ..... 680 693,001
Carlsbad Unified School District, Series 2016,
GO, 5.00%, 08/01/27 .............. 200 205,692
Central Contra Costa Sanitary District, COP,
5.00%, 09/01/27 ................. 50 52,604
City of Los Angeles, Series 2023A, RB,
5.00%, 02/01/27 ................. 150 155,341

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
36
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
City of Los Angeles Department of Airports
Series 2019C , RB , 5.00% , 05/15/27 ..... USD 255 $ 265,633
Series 2020B , RB , 5.00% , 05/15/27 ..... 270 280,990
Series B , RB , 5.00% , 05/15/27 ......... 175 182,123
City of San Francisco
Series 2015A , RB , 5.00% , 11/01/27 ..... 375 375,247
Series A , RB , 5.00% , 11/01/27 ......... 190 195,733
Series B , RB , 5.00% , 11/01/27 ......... 100 103,018
Series D , RB , 5.00% , 11/01/27 ......... 270 284,289
Coast Community College District
Series 2006B , GO , 0.00% , 08/01/27 ( AGM )
(b)
810 754,612
Series 2017D , GO , 5.00% , 08/01/28 ..... 160 167,783
Contra Costa Transportation Authority Sales Tax,
Series 2018B, RB, 5.00%, 03/01/27 ..... 220 229,479
County of Santa Clara
Series 2022D , GO , 5.00% , 08/01/27 ..... 170 178,554
Series 2017C , GO , 5.00% , 08/01/29 ..... 125 130,772
East Bay Municipal Utility District Wastewater
System, Series 2017A, RB, 5.00%, 06/01/28 130 135,905
East Bay Municipal Utility District Water System
Series 2015A , RB , 5.00% , 06/01/27 ..... 655 655,830
Series 2017B , RB , 5.00% , 06/01/27 ..... 115 120,381
Series 2022A , RB , 5.00% , 06/01/27 ..... 50 52,340
Series 2017B , RB , 5.00% , 06/01/28 ..... 85 88,861
East Side Union High School District, Series E,
GO, 5.00%, 08/01/27 .............. 125 128,433
El Camino Community College District
Fountation (The), Series 2012C, GO,
0.00%, 08/01/27
(b)
................ 2,200 2,045,935
Foothill-De Anza Community College District
(b)
Series 2000A , GO , 0.00% , 08/01/27
( NPFGC ) ..................... 750 700,109
Series 2003B , GO , 0.00% , 08/01/27
( NPFGC ) ..................... 415 386,965
Fremont Unified School District, Series E, GO,
5.00%, 08/01/27 ................. 275 288,721
Fremont Union High School District, Series
2019A, GO, 5.00%, 08/01/29 ......... 75 78,497
Grossmont Union High School District, Series
2004, GO, 0.00%, 08/01/27 (AGM)
(b)
..... 110 102,387
Long Beach Unified School District, Series D-1,
GO, 0.00%, 08/01/27
(b)
............. 100 91,934
Los Angeles Community College District
Series 2024 , GO , 5.00% , 08/01/27 ...... 500 523,719
Series A-1 , GO , 5.00% , 08/01/27 ....... 390 408,500
Series D , GO , 5.00% , 08/01/27 ........ 1,000 1,047,437
Series J , GO , 5.00% , 08/01/28 ......... 190 198,163
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2020A , RB , 5.00% , 06/01/27 ..... 1,120 1,169,185
Series 2016A , RB , 4.00% , 07/01/27 ..... 125 125,185
Series 2023-A , RB , 5.00% , 07/01/27 ..... 265 277,524
Series 2017A , RB , 5.00% , 07/01/29 ..... 255 266,436
Los Angeles Department of Water & Power
Series 2016B , RB , 5.00% , 07/01/27 ..... 145 146,284
Series 2018A , RB , 5.00% , 07/01/27 ..... 695 715,722
Series 2022A , RB , 5.00% , 07/01/27 ..... 225 231,708
Series 2022B , RB , 5.00% , 07/01/27 ..... 100 102,982
Series 2022E , RB , 5.00% , 07/01/27 ..... 155 159,621
Series 2024C , RB , 5.00% , 07/01/27 ..... 250 257,454
Series 2017C , RB , 5.00% , 07/01/28 ..... 295 302,029
Los Angeles Department of Water & Power
Water System
Series 2020B , RB , 4.00% , 07/01/27 ..... 300 301,499
Series 2018B , RB , 5.00% , 07/01/27 ..... 300 308,945
Security
Par (000)
Par (000) Value
California (continued)
Series 2022B , RB , 5.00% , 07/01/27 ..... USD 200 $ 205,963
Series 2023A , RB , 5.00% , 07/01/27 ..... 305 314,094
Los Angeles Unified School District
Series 2020A , GO , 3.00% , 07/01/27 ..... 160 160,378
Series 2016A , GO , 5.00% , 07/01/27 ..... 75 75,209
Series 2017A , GO , 5.00% , 07/01/27 ..... 690 720,402
Series 2018B-1 , GO , 5.00% , 07/01/27 .... 415 433,285
Series 2018M-1 , GO , 5.00% , 07/01/27 ... 95 99,186
Series 2019A , GO , 5.00% , 07/01/27 ..... 150 156,609
Series 2020C , GO , 5.00% , 07/01/27 ..... 515 537,691
Series 2020RYQ , GO , 5.00% , 07/01/27 ... 185 193,151
Series 2022QRR , GO , 5.00% , 07/01/27 ... 190 198,372
Series 2023QRR , GO , 5.00% , 07/01/27 ... 550 574,233
Metropolitan Water District of Southern California
Series 2019A , RB , 5.00% , 07/01/27 ..... 485 509,292
Series 2020A , RB , 5.00% , 07/01/27 ..... 295 309,776
Series 2011C , RB , 5.00% , 10/01/27 ..... 110 115,924
Modesto Irrigation District, Series 2015A, RB,
5.00%, 10/01/27 ................. 45 45,318
Mountain View Los Altos Union High School
District, Series C, GO, 0.00%, 08/01/27
(b)
.. 150 139,774
Municipal Improvement Corp. of Los Angeles
Series 2016B , RB , 5.00% , 11/01/27 ..... 635 652,277
Series 2020A , RB , 5.00% , 11/01/27 ..... 115 120,625
Newport Mesa Unified School District, Series
2007, GO, 0.00%, 08/01/27 (NPFGC)
(b)
... 215 199,678
North Orange County Community College
District, Series 2003B, GO, 0.00%, 08/01/27
(NPFGC)
(b)
.................... 880 820,188
Orange County Sanitation District, Series 2021A,
RB, 5.00%, 02/01/27 .............. 55 57,207
Palo Alto Unified School District, Series 2008-2,
GO, 0.00%, 08/01/27
(b)
............. 330 307,843
Pasadena Area Community College District,
Series 2020, GO, 4.00%, 08/01/27 ...... 400 409,524
Poway Unified School District, Series A, GO,
0.00%, 08/01/27
(b)
................ 400 371,976
Regents of the University of California
Medical Center Pooled, Series 2016L, RB,
5.00%, 05/15/27 ................. 195 198,459
Riverside County Transportation
Commission Sales Tax, Series 2017B, RB,
5.00%, 06/01/28 ................. 160 168,227
Riverside Unified School District, Series B, GO,
4.00%, 08/01/29 ................. 90 91,807
Sacramento Municipal Utility District
Series 2015 , RB , 5.00% , 07/01/27 ...... 85 85,264
Series 2022J , RB , 5.00% , 08/15/27 ..... 90 94,503
San Diego Community College District, Series
2016, GO, 5.00%, 08/01/27 .......... 110 113,191
San Diego County Regional Airport Authority
Series 2019A , RB , 5.00% , 07/01/27 ..... 100 104,277
Series A , RB , 5.00% , 07/01/28 ......... 475 493,540
San Diego County Regional Transportation
Commission
Series 2021B , RB , 5.00% , 04/01/27 ..... 110 114,718
Series 2023A , RB , 5.00% , 04/01/27 ..... 265 276,620
San Diego County Water Authority, Series
2015A, RB, 5.00%, 05/01/27 ......... 135 135,147
San Diego Public Facilities Financing Authority,
Series 2023A, RB, 5.00%, 08/01/27 ..... 250 262,474
San Diego Unified School District
Series 2015R-4 , GO , 4.00% , 07/01/27 ... 250 250,272
Series 2017J , GO , 5.00% , 07/01/29 ..... 100 104,323

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
Schedules of Investments
37
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
San Francisco Bay Area Rapid Transit District
Sales Tax
Series 2017A , RB , 5.00% , 07/01/29 ..... USD 100 $ 104,409
Series 2019A , RB , 5.00% , 07/01/29 ..... 190 198,376
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2016A , RB , 5.00% , 05/01/27 ..... 145 147,696
Series 2016D , RB , 5.00% , 05/01/27 ..... 140 142,603
Series 2019D , RB , 5.00% , 05/01/27 ..... 125 129,948
Series B , RB , 5.00% , 05/01/27 ......... 290 301,480
San Francisco City & County Public Utilities
Commission Wastewater, Series 2023A, RB,
5.00%, 10/01/27 ................. 165 173,455
San Francisco County Transportation Authority
Sales Tax, Series 2017, RB, 4.00%, 02/01/29 255 260,140
San Jose Unified School District
Series C , GO , 0.00% , 08/01/27 ( NPFGC )
(b)
95 88,523
Series 2017 , GO , 5.00% , 08/01/27 ...... 180 189,057
San Marcos Unified School District, Series A,
GO, 0.00%, 08/01/27
(b)
............. 375 348,739
San Mateo County Community College District
(b)
Series 2005B , GO , 0.00% , 09/01/27
( NPFGC ) ..................... 630 585,049
Series 2006B , GO , 0.00% , 09/01/27
( NPFGC ) ..................... 950 882,217
Series A , GO , 0.00% , 09/01/27 ( NPFGC ) .. 405 376,103
San Mateo Union High School District, Series
2004C, GO, 0.00%, 09/01/27 (NPFGC)
(b)
.. 170 158,015
Southern California Public Power Authority
Series 2015C , RB , 4.00% , 07/01/27 ..... 465 464,977
Series 2015C , RB , 5.00% , 07/01/27 ..... 770 770,244
Series 2019-1 , RB , 5.00% , 07/01/27 ..... 155 159,621
Series 2023-1 , RB , 5.00% , 07/01/27 ..... 775 798,924
Southwestern Community College District,
Series 2004, GO, 0.00%, 08/01/27 (NPFGC)
(b)
700 651,268
State of California
Series 2003 , GO , 5.00% , 02/01/27 ( AMBAC ) 165 170,596
GO , 5.00% , 04/01/27 ............... 3,985 4,132,632
Series 2019 , GO , 5.00% , 04/01/27 ...... 555 575,561
Series 2017 , GO , 4.00% , 08/01/27 ...... 50 50,345
Series C , GO , 5.00% , 08/01/27 ........ 440 459,131
GO , 5.00% , 08/01/27 ............... 2,025 2,099,783
Series 2016 , GO , 5.00% , 08/01/27 ...... 750 767,067
GO , 4.00% , 09/01/27 ............... 560 572,036
GO , 5.00% , 09/01/27 ............... 660 686,376
GO , 5.00% , 10/01/27 ............... 1,730 1,810,473
Series 2020 , GO , 5.00% , 11/01/27 ...... 475 497,819
GO , 5.00% , 11/01/27 ............... 975 1,021,839
Series 2017 , GO , 5.00% , 11/01/27 ...... 805 843,672
GO , 5.00% , 12/01/27 ............... 585 613,960
GO , 5.00% , 08/01/28 ............... 440 457,784
Series 2017 , GO , 5.00% , 11/01/28 ...... 590 616,307
GO , 5.00% , 08/01/29 ............... 450 466,555
State of California Department of Water
Resources
Series AX , RB , 5.00% , 12/01/27 ........ 240 253,639
Series BB , RB , 5.00% , 12/01/27 ........ 110 116,251
Series AX , RB , 5.00% , 12/01/28 ........ 130 136,687
Sunnyvale Financing Authority, Series 2020, RB,
4.00%, 04/01/27 ................. 100 102,058
University of California
Series 2018AZ , RB , 4.00% , 05/15/27 .... 35 35,734
Series 2015AO , RB , 5.00% , 05/15/27 .... 545 545,368
Series 2015I , RB , 5.00% , 05/15/27 ...... 570 570,385
Series 2017M , RB , 5.00% , 05/15/27 ..... 110 114,667
Security
Par (000)
Par (000) Value
California (continued)
Series 2018O , RB , 5.00% , 05/15/27 ..... USD 225 $ 234,547
Series 2021BH , RB , 5.00% , 05/15/27 .... 250 260,507
Series 2017AY , RB , 5.00% , 05/15/28 .... 150 155,657
Series 2017AY , RB , 5.00% , 05/15/29 .... 125 129,507
West Valley-Mission Community College District,
Series 2015B, GO, 5.00%, 08/01/27 ..... 80 80,413
Western Municipal Water District Facilities
Authority, Series 2020A, RB, 5.00%, 10/01/27 175 184,345
60,321,159
Colorado — 1.4%
Adams & Arapahoe Joint School District 28J
Aurora, Series 2022, GO, 5.00%, 12/01/27
(SAW) ....................... 160 167,871
Board of Governors of Colorado State University
System, Series A, RB, 5.00%, 03/01/27
(HERBIP) ..................... 250 259,318
City & County of Denver
Series 2019C , GO , 5.00% , 08/01/27 ..... 65 67,953
Series 2022A , GO , 5.00% , 08/01/27 ..... 365 381,582
City & County of Denver Airport System
Series 2019C , RB , 5.00% , 11/15/27 ..... 415 434,368
Series 2022C , RB , 5.00% , 11/15/27 ..... 490 512,868
Series 2023A , RB , 5.00% , 11/15/27 ..... 350 366,334
Series 2018B , RB , 5.00% , 12/01/27 ..... 45 47,134
City of Colorado Springs Utilities System
Series 2019A , RB , 5.00% , 11/15/27 ..... 335 351,638
Series 2020B , RB , 5.00% , 11/15/27 ..... 235 246,672
Series 2022B , RB , 5.00% , 11/15/27 ..... 70 73,477
City of Westminster Water & Wastewater Utility,
Series 2024, RB, 5.00%, 12/01/27 ...... 250 262,935
Colorado Health Facilities Authority
Series 2019A-1 , RB , 5.00% , 08/01/27 .... 175 181,170
Series 2022A , RB , 5.00% , 11/01/27 ..... 1,400 1,454,496
Denver City & County School District No. 1
Series 2021B , GO , 4.00% , 12/01/27 ( SAW ) 250 256,444
Series 2018A , GO , 5.50% , 12/01/28 ( SAW ) 295 312,181
Regional Transportation District, Series 2015A,
COP, 5.00%, 06/01/27 ............. 805 805,942
State of Colorado, Series 2017K, COP,
5.00%, 03/15/27 ................. 275 284,455
University of Colorado
Series 2025B , RB , 5.00% , 06/01/27 ..... 500 520,105
Series 2017A-1 , RB , 5.00% , 06/01/29 .... 100 103,304
Weld County School District No. 6 Greeley,
Series 2020, GO, 5.00%, 12/01/27 (SAW) . 125 131,308
7,221,555
Connecticut — 1.7%
City of Danbury, Series 2019B, GO,
5.00%, 11/01/27 ................. 50 51,499
State of Connecticut
Series 2021A , GO , 4.00% , 01/15/27 ..... 545 553,138
Series 2022A , GO , 4.00% , 01/15/27 ..... 120 121,792
Series 2018B , GO , 5.00% , 04/15/27 ..... 490 507,577
Series B , GO , 5.00% , 04/15/27 ........ 190 196,816
Series 2020C , GO , 4.00% , 06/01/27 ..... 55 55,906
Series 2021B , GO , 4.00% , 06/01/27 ..... 210 213,458
Series 2015B , GO , 5.00% , 06/15/27 ..... 240 240,908
Series 2021D , GO , 5.00% , 07/15/27 ..... 520 541,460
Series 2016D , GO , 5.00% , 08/15/27 ..... 430 439,634
Series 2022D , GO , 5.00% , 09/15/27 ..... 100 104,420
Series E , GO , 5.00% , 10/15/27 ........ 170 174,246
Series 2022E , GO , 5.00% , 11/15/27 ..... 565 591,619
Series 2024H , GO , 5.00% , 11/15/27 ..... 500 523,556

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
38
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series F , GO , 5.00% , 11/15/27 ......... USD 835 $ 841,554
Series 2025B , GO , 5.00% , 12/01/27
(c)
.... 250 261,894
Series A , GO , 5.00% , 04/15/29 ........ 350 361,063
State of Connecticut Clean Water Fund
- State Revolving Fund, Series A, RB,
5.00%, 05/01/29 ................. 185 191,693
State of Connecticut Special Tax
Series 2018A , RB , 5.00% , 01/01/27 ..... 205 211,299
Series 2021C , RB , 5.00% , 01/01/27 ..... 135 139,148
Series 2020A , RB , 5.00% , 05/01/27 ..... 200 207,334
Series 2021A , RB , 5.00% , 05/01/27 ..... 590 611,635
Series 2024B , RB , 5.00% , 07/01/27 ..... 500 520,295
Series B , RB , 5.00% , 09/01/27 ......... 635 650,315
Series 2018B , RB , 5.00% , 10/01/27 ..... 340 355,294
Series 2021D , RB , 5.00% , 11/01/27 ..... 220 230,220
University of Connecticut
Series 2018A , RB , 5.00% , 04/15/27 ..... 125 129,696
Series 2019A , RB , 5.00% , 11/01/27 ..... 65 68,103
9,095,572
Delaware — 0.9%
County of New Castle, Series 2017, GO,
5.00%, 04/01/27 ................. 305 316,704
Delaware Transportation Authority
Series 2016 , RB , 5.00% , 07/01/27 ...... 285 291,676
Series 2019 , RB , 5.00% , 07/01/27 ...... 165 172,125
Series 2020 , RB , 5.00% , 07/01/27 ...... 375 391,192
Series 2020 , RB , 5.00% , 09/01/27 ...... 610 637,261
State of Delaware
Series 2017A , GO , 5.00% , 01/01/27 ..... 760 786,235
Series 2018A , GO , 5.00% , 02/01/27 ..... 205 212,418
Series 2019 , GO , 5.00% , 02/01/27 ...... 595 616,531
Series 2017 , GO , 5.00% , 03/01/27 ...... 130 134,922
Series 2023A , GO , 5.00% , 05/01/27 ..... 240 249,891
Series 2016D , GO , 5.00% , 07/01/27 ..... 365 373,465
Series 2020B , GO , 5.00% , 07/01/27 ..... 270 282,006
4,464,426
District of Columbia — 1.8%
District of Columbia
Series 2021E , GO , 5.00% , 02/01/27 ..... 610 631,745
Series 2017D , GO , 5.00% , 06/01/27 ..... 650 676,118
Series 2018B , GO , 5.00% , 06/01/27 ..... 660 686,520
Series E , GO , 5.00% , 06/01/27 ........ 290 298,499
Series 2019A , GO , 5.00% , 10/15/27 ..... 160 167,505
Series 2020 , RB , 5.00% , 12/01/27 ...... 160 167,704
Series 2017A , GO , 5.00% , 06/01/29 ..... 250 258,157
District of Columbia Income Tax
Series 2020A , RB , 5.00% , 03/01/27 ..... 1,055 1,094,344
Series 2020C , RB , 5.00% , 05/01/27 ..... 310 321,979
Series 2019C , RB , 5.00% , 10/01/27 ..... 1,835 1,919,776
Series 2020B , RB , 5.00% , 10/01/27 ..... 395 413,249
District of Columbia Water & Sewer Authority
Series 2019B , RB , 5.00% , 10/01/27 ..... 245 256,436
Series 2024A , RB , 5.00% , 10/01/27 ..... 300 314,003
Series A , RB , 5.00% , 10/01/27 ......... 190 191,416
Metropolitan Washington Airports Authority
Aviation, Series 2019B, RB, 5.00%, 10/01/27 135 141,016
Washington Metropolitan Area Transit Authority
Series 2018 , RB , 5.00% , 07/01/27 ...... 210 218,305
Series 2021A , RB , 5.00% , 07/15/27 ..... 400 416,866
Series 2023A , RB , 5.00% , 07/15/27 ..... 55 57,319
Series 2023-A , RB , 5.00% , 07/15/27 ..... 460 479,395
Series 2018 , RB , 5.00% , 07/01/28 ...... 430 445,629
Security
Par (000)
Par (000) Value
District of Columbia (continued)
Series A-1 , RB , 5.00% , 07/01/29 ....... USD 155 $ 160,424
9,316,405
Florida — 4.1%
Central Florida Expressway Authority, Series
2021, RB, 5.00%, 07/01/27 (AGM) ...... 665 692,434
City of Gainesville Utilities System
Series 2017A , RB , 5.00% , 10/01/27 ..... 105 109,596
City of Jacksonville
Series 2020A , RB , 5.00% , 10/01/27 ..... 100 104,335
Series 2024 , RB , 5.00% , 10/01/27 ...... 200 208,669
City of Miami Beach
Series 2017 , RB , 5.00% , 09/01/27 ...... 240 249,655
County of Broward Water & Sewer Utility, Series
B, RB, 5.00%, 10/01/27 ............ 180 181,297
County of Miami-Dade
Series 2020 , RB , 5.00% , 04/01/27 ...... 535 555,226
Series 2016A , GO , 5.00% , 07/01/27 ..... 1,100 1,147,326
Series 2018A , GO , 5.00% , 07/01/27 ..... 705 734,235
Series A , RB , 5.00% , 10/01/27 ......... 545 552,779
County of Miami-Dade Transit System, Series
2019, RB, 5.00%, 07/01/27 .......... 115 119,646
County of Miami-Dade Water & Sewer System
Series 2017B , RB , 5.00% , 10/01/27 ..... 760 795,836
Series 2021 , RB , 5.00% , 10/01/27 ...... 620 648,496
Florida Department of Environmental Protection
Series 2016A , RB , 5.00% , 07/01/27 ..... 1,090 1,115,006
Series 2017A , RB , 5.00% , 07/01/27 ..... 409 426,048
Florida Insurance Assistance Interlocal Agency,
Inc., Series 2023A-1, RB, 5.00%, 09/01/27 . 1,000 1,020,186
Hillsborough County Aviation Authority, Series
2022B, RB, 5.00%, 10/01/27 ......... 200 208,912
Hillsborough County School Board
Series 2017B , COP , 5.00% , 07/01/27 .... 30 31,097
Series 2020A , COP , 5.00% , 07/01/27 .... 470 487,186
JEA Water & Sewer System, Series 2024A, RB,
5.00%, 10/01/27 ................. 500 522,862
Orange County School Board, Series 2017B,
COP, 5.00%, 08/01/27 ............. 310 322,837
Orlando Utilities Commission, Series 2020A, RB,
5.00%, 10/01/27 ................. 550 576,590
Palm Beach County School District
Series 2017A , COP , 5.00% , 08/01/27 .... 380 396,326
Series 2018A , COP , 5.00% , 08/01/27 .... 110 114,726
Series 2018B , COP , 5.00% , 08/01/27 .... 115 119,941
Series 2022B , COP , 5.00% , 08/01/27 .... 200 208,592
Pasco County School Board, Series 2024, RB,
5.00%, 10/01/27 ................. 500 522,505
School Board of Miami-Dade County (The)
Series 2017 , GO , 5.00% , 03/15/27 ...... 105 108,608
Series 2022A , GO , 5.00% , 03/15/27 ( BAM ) 160 165,793
Series 2015A , COP , 5.00% , 05/01/27 ( AGM ) 200 200,000
Series 2015B , COP , 5.00% , 05/01/27 .... 115 115,000
Series 2025A , COP , 5.00% , 05/01/27 .... 555 574,248
School District of Broward County
Series 2019A , COP , 5.00% , 07/01/27 .... 705 734,235
Series 2021 , GO , 5.00% , 07/01/27 ...... 160 166,601
State of Florida
Series 2015F , GO , 5.00% , 06/01/27 ..... 165 165,207
Series 2016B , GO , 5.00% , 06/01/27 ..... 380 387,555
Series 2016F , GO , 5.00% , 06/01/27 ..... 555 566,034
Series 2017C , GO , 5.00% , 06/01/27 ..... 230 239,336
Series 2018A , GO , 5.00% , 06/01/27 ..... 60 62,436
Series 2018C , GO , 5.00% , 06/01/27 ..... 215 223,728
Series 2019D , GO , 5.00% , 06/01/27 ..... 290 301,772

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
Schedules of Investments
39
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2016A , GO , 5.00% , 07/01/27 ..... USD 175 $ 179,262
Series 2018A , GO , 5.00% , 07/01/27 ..... 35 36,511
Series 2019A , GO , 5.00% , 07/01/27 ..... 480 500,726
Series 2021B , GO , 5.00% , 07/01/27 ..... 290 302,522
Series 2017A , GO , 5.00% , 07/01/28 ..... 285 297,071
State of Florida Department of Transportation
Series 2018 , RB , 5.00% , 07/01/27 ...... 175 182,219
Series 2019A , RB , 5.00% , 07/01/27 ..... 201 209,292
Series 2020 , RB , 5.00% , 07/01/27 ...... 640 666,402
Series 2021A , RB , 5.00% , 07/01/27 ..... 155 161,394
Series 2022 , RB , 5.00% , 07/01/27 ...... 285 296,757
State of Florida Department of Transportation
Turnpike System
Series 2019A , RB , 5.00% , 07/01/27 ..... 340 354,244
Series 2021C , RB , 5.00% , 07/01/27 ..... 160 166,703
Series 2017A , RB , 5.00% , 07/01/29 ..... 215 222,844
State of Florida Lottery
Series 2016A , RB , 5.00% , 07/01/27 ..... 473 484,025
Series 2016B , RB , 5.00% , 07/01/27 ..... 485 496,305
Series 2017A , RB , 5.00% , 07/01/27 ..... 683 710,885
Tampa Bay Water, Series 2015A, RB,
5.00%, 10/01/27 ................. 175 176,246
21,626,305
Georgia — 2.2%
Athens-Clarke County Unified Government,
Series 2020, GO, 5.00%, 12/01/27 ...... 50 52,521
City of Atlanta, Series 2022A-1, GO,
5.00%, 12/01/27 ................. 215 225,838
City of Atlanta Department of Aviation
Series 2020A , RB , 5.00% , 07/01/27 ..... 275 286,058
Series 2022A , RB , 5.00% , 07/01/27 ..... 140 145,629
City of Atlanta Water & Wastewater
Series 2018C , RB , 5.00% , 11/01/28 ..... 250 261,440
Series 2017A , RB , 5.00% , 11/01/29 ..... 125 131,115
Columbia County School District, Series 2020,
GO, 4.00%, 04/01/27 (SAW) ......... 225 229,134
County of Columbia, Series 2017, GO,
5.00%, 01/01/27 ................. 45 46,538
Georgia Ports Authority
Series 2021 , RB , 5.00% , 07/01/27 ...... 1,015 1,058,369
Series 2022 , RB , 5.00% , 07/01/27 ...... 115 119,914
Georgia State Road & Tollway Authority, Series
2020, RB, 5.00%, 06/01/27 .......... 855 890,040
Gwinnett County Water & Sewerage Authority
Series 2019 , RB , 5.00% , 08/01/27 ...... 230 240,438
Series 2020 , RB , 5.00% , 08/01/27 ...... 500 522,691
Main Street Natural Gas, Inc., Series 2024B, RB,
5.00%, 03/01/27 ................. 285 291,602
Metropolitan Atlanta Rapid Transit Authority
Series 2017D , RB , 4.00% , 07/01/27 ..... 755 771,690
Series 2015C , RB , 5.00% , 07/01/27 ..... 475 485,804
Series 2023B , RB , 5.00% , 07/01/27 ..... 115 119,988
Municipal Electric Authority of Georgia
Series 2024A , RB , 5.00% , 01/01/27 ..... 55 56,570
Series 2020A , RB , 5.00% , 11/01/27 ..... 775 808,388
Richmond County Hospital Authority, Series
2016, RB, 5.00%, 01/01/27 .......... 150 152,916
State of Georgia
Series 2023C , GO , 4.00% , 01/01/27 ..... 115 117,074
Series 2016F , GO , 5.00% , 01/01/27 ..... 290 299,915
Series 2016A , GO , 5.00% , 02/01/27 ..... 150 152,277
Series 2017A-1 , GO , 5.00% , 02/01/27 .... 485 502,382
Series 2016F , GO , 5.00% , 07/01/27 ..... 480 496,309
Series 2018A , GO , 5.00% , 07/01/27 ..... 200 208,774
Security
Par (000)
Par (000) Value
Georgia (continued)
Series 2020A , GO , 5.00% , 08/01/27 ..... USD 615 $ 642,955
Series 2016E , GO , 5.00% , 12/01/27 ..... 700 721,974
Series 2017A-2 , GO , 5.00% , 02/01/28 .... 300 310,358
Series 2016F , GO , 5.00% , 07/01/28 ..... 835 862,334
Series 2017A , GO , 5.00% , 02/01/29 ..... 175 180,800
Series 2017C , GO , 5.00% , 07/01/29 ..... 225 234,106
11,625,941
Hawaii — 1.0%
City & County Honolulu Wastewater System
Series A , RB , 5.00% , 07/01/27 ......... 305 305,765
Series B , RB , 5.00% , 07/01/27 ......... 480 488,525
City & County of Honolulu
Series 2020C , GO , 4.00% , 07/01/27 ..... 125 127,663
Series 2020F , GO , 5.00% , 07/01/27 ..... 360 375,399
Series 2019C , GO , 4.00% , 08/01/27 ..... 395 403,711
Series 2018A , GO , 5.00% , 09/01/27 ..... 175 183,027
Series D , GO , 5.00% , 09/01/27 ........ 495 517,704
Series B , GO , 5.00% , 10/01/27 ........ 180 181,178
Series C , GO , 5.00% , 10/01/27 ........ 125 130,927
Series 2022A , GO , 5.00% , 11/01/27 ..... 550 576,934
County of Hawaii, Series C, GO,
5.00%, 09/01/27 ................. 175 177,630
County of Maui, Series 2021, GO,
5.00%, 03/01/27 ................. 135 139,808
State of Hawaii
Series 2016FB , GO , 5.00% , 04/01/27 .... 210 213,769
Series FE , GO , 5.00% , 10/01/27 ....... 470 480,042
Series FH , GO , 5.00% , 10/01/27 ....... 300 306,409
Series FN , GO , 5.00% , 10/01/27 ....... 220 229,647
Series FK , GO , 5.00% , 05/01/28 ....... 260 268,727
State of Hawaii Airports System, Series 2018B,
RB, 5.00%, 07/01/27 .............. 200 208,042
5,314,907
Idaho — 0.3%
Idaho Housing & Finance Association
Series 2017A , RB , 5.00% , 07/15/27 ..... 770 801,815
Series 2023A , RB , 5.00% , 08/15/27 ..... 160 167,026
Idaho State Building Authority, Series 2024A,
RB, 5.00%, 06/01/27 .............. 500 520,617
1,489,458
Illinois — 4.8%
Chicago Midway International Airport, Series
2023B, RB, 5.00%, 01/01/27 (BAM) ..... 250 258,084
Chicago O'Hare International Airport
Series 2020B , RB , 5.00% , 01/01/27 ..... 470 483,496
Series 2024F , RB , 5.00% , 01/01/27 ..... 1,000 1,028,715
Series C , RB , 5.00% , 01/01/27 ......... 105 108,015
Series F , RB , 5.25% , 01/01/27 ......... 170 175,566
Series A , RB , 5.00% , 01/01/28 ......... 445 456,731
Series D , RB , 5.25% , 01/01/28 ......... 345 356,218
Chicago Transit Authority Capital Grant Receipts,
Series 2021, RB, 5.00%, 06/01/27 ...... 225 231,012
Chicago Transit Authority Sales Tax Receipts
Fund, Series 2024A, RB, 5.00%, 12/01/27 . 500 520,660
City of Chicago Waterworks
Series 2004 , RB , 5.00% , 11/01/27 ...... 340 346,593
Series 2017 , RB , 5.00% , 11/01/27 ...... 140 144,868
Series 2017 , RB , 5.00% , 11/01/28 ...... 120 124,134
City of Springfield Electric, Series 2024, RB,
5.00%, 03/01/27 (BAM) ............ 500 515,740
County of Cook, Series 2018, RB,
5.00%, 11/15/27 ................. 125 130,208

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
40
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
Du Page Cook & Will Counties Community
College District No. 502, Series 2019, GO,
3.00%, 01/01/29 ................. USD 570 $ 555,365
DuPage County Forest Preserve District, Series
2025, GO, 5.00%, 11/01/27 .......... 145 151,491
Illinois Finance Authority
Series 2017 , RB , 5.00% , 01/01/27 ...... 565 582,825
Series 2020 , RB , 5.00% , 01/01/27 ...... 100 103,155
Series 2017 , RB , 5.00% , 07/01/27 ...... 580 598,200
Series 2020 , RB , 5.00% , 07/01/27 ...... 645 670,920
Series 2017 , RB , 5.00% , 07/01/29 ...... 915 941,399
Illinois State Toll Highway Authority
Series 2016B , RB , 5.00% , 01/01/27 ..... 125 127,780
Series 2018A , RB , 5.00% , 01/01/27 ..... 1,130 1,168,447
Series 2019B , RB , 5.00% , 01/01/27 ..... 1,330 1,375,252
Series 2019C , RB , 5.00% , 01/01/27 ..... 545 563,543
Lake County School District No. 112 North
Shore, Series 2019, GO, 5.00%, 06/01/27 . 110 114,375
Metropolitan Water Reclamation District
of Greater Chicago, Series A, GO,
5.00%, 12/01/27 ................. 230 235,133
Regional Transportation Authority
Series 2017A , RB , 5.00% , 07/01/28 ..... 130 134,559
Series 2017A , RB , 5.00% , 07/01/29 ..... 185 191,396
Sales Tax Securitization Corp.
Series 2017A , RB , 5.00% , 01/01/27 ..... 340 349,150
Series 2018C , RB , 5.00% , 01/01/27 ..... 260 266,997
State of Illinois
Series 2016 , GO , 5.00% , 02/01/27 ...... 1,095 1,122,959
Series 2021A , GO , 5.00% , 03/01/27 ..... 925 949,617
Series 2021B , GO , 5.00% , 03/01/27 ..... 265 272,052
Series 2022A , GO , 5.00% , 03/01/27 ..... 375 384,980
Series 2022B , GO , 5.00% , 03/01/27 ..... 635 651,899
Series 2023C , GO , 5.00% , 05/01/27 ..... 725 745,856
Series 2024B , GO , 5.00% , 05/01/27 ..... 970 997,904
Series 2016 , GO , 5.00% , 06/01/27 ...... 220 223,245
Series 2023D , GO , 5.00% , 07/01/27 ..... 540 556,561
Series 2019B , GO , 5.00% , 09/01/27 ..... 785 810,632
Series 2018A , GO , 5.00% , 10/01/27 ..... 845 873,297
Series 2018B , GO , 5.00% , 10/01/27 ..... 325 335,884
Series 2017D , GO , 5.00% , 11/01/27 ..... 1,785 1,846,437
Series 2021A , GO , 5.00% , 12/01/27 ..... 405 419,285
Series 2017D , GO , 5.00% , 11/01/28 ..... 1,010 1,042,497
State of Illinois Sales Tax
Series 2018A , RB , 5.00% , 06/15/27 ( BAM ) 300 310,770
Series 2021C , RB , 5.00% , 06/15/27 ..... 435 448,179
25,002,081
Indiana — 1.2%
City of Indianapolis Department of Public
Utilities Gas Utility, Series 2017A, RB,
5.00%, 08/15/27 ................. 190 198,257
City of Indianapolis Department of Public
Utilities Water System, Series 2018A, RB,
5.00%, 10/01/27 ................. 150 156,577
Indiana Finance Authority
Series 2018A , RB , 5.00% , 02/01/27 ..... 290 299,489
Series 2019A , RB , 5.00% , 02/01/27 ..... 280 289,162
Series 2019E , RB , 5.00% , 02/01/27 ..... 120 123,927
Series 2021B , RB , 5.00% , 02/01/27 ..... 370 382,107
Series E , RB , 5.00% , 02/01/27 ......... 160 163,667
Series 2016C , RB , 5.00% , 06/01/27 ..... 705 720,939
Series 2021-1 , RB , 5.00% , 10/01/27 ..... 1,270 1,329,009
Series 2021-2 , RB , 5.00% , 10/01/27 ..... 290 302,578
Security
Par (000)
Par (000) Value
Indiana (continued)
Indiana Municipal Power Agency, Series 2025A,
RB, 5.00%, 01/01/27 (AGC) .......... USD 750 $ 772,796
Indiana University
Series Z-1 , RB , 4.00% , 08/01/27 ....... 510 520,245
Series Y , RB , 5.00% , 08/01/29 ......... 230 237,628
Indianapolis Local Public Improvement Bond
Bank
Series 2017C , RB , 5.00% , 01/01/27 ..... 125 128,939
Series 2017A , RB , 5.00% , 01/15/29 ..... 375 385,889
6,011,209
Iowa — 0.5%
City of Des Moines
Series 2019A , GO , 5.00% , 06/01/27 ..... 180 187,377
Series 2020A , GO , 5.00% , 06/01/27 ..... 200 208,196
Series 2020D , GO , 5.00% , 06/01/27 ..... 185 192,582
Series 2023A , GO , 6.00% , 06/01/27 ..... 520 550,658
County of Polk, Series 2019, GO,
4.00%, 06/01/27 ................. 200 200,160
Iowa Finance Authority
Series 2017 , RB , 5.00% , 08/01/27 ...... 305 319,249
Series 2021A , RB , 5.00% , 08/01/27 ..... 100 104,672
State of Iowa
Series 2016A , RB , 5.00% , 06/01/27 ..... 130 132,486
Series 2016 , RB , 5.00% , 06/15/27 ...... 380 387,512
State of Iowa Board of Regents, Series 2021A,
RB, 5.00%, 09/01/27 .............. 200 208,703
2,491,595
Kansas — 0.5%
County of Johnson, Series 2018A, GO,
5.00%, 09/01/27 ................. 305 317,868
State of Kansas Department of Transportation
Series 2015B , RB , 5.00% , 09/01/27 ..... 785 789,817
Series 2017A , RB , 5.00% , 09/01/27 ..... 200 208,621
Series 2024A , RB , 5.00% , 09/01/27 ..... 300 312,932
Series 2018A , RB , 5.00% , 09/01/28 ..... 625 649,410
Series 2018A , RB , 5.00% , 09/01/29 ..... 145 150,481
2,429,129
Kentucky — 0.5%
Kentucky Asset Liability Commission, Series
2015A, RB, 5.00%, 09/01/27 ......... 100 100,527
Kentucky State Property & Building Commission
Series A , RB , 5.00% , 04/01/27
(c)
........ 500 516,173
Series B , RB , 5.00% , 05/01/27 ......... 200 206,744
Series A , RB , 5.00% , 10/01/27 ......... 70 72,937
Series 2024B , RB , 5.00% , 11/01/27 ..... 415 433,080
Series B , RB , 5.00% , 11/01/27 ( SAP ) .... 400 409,435
Kentucky Turnpike Authority
Series 2016A , RB , 5.00% , 07/01/27 ..... 115 116,935
Series B , RB , 5.00% , 07/01/27 ......... 355 369,502
Louisville & Jefferson County Metropolitan
Government, Series 2022A, GO,
5.00%, 04/01/27 ................. 150 155,810
2,381,143
Louisiana — 1.0%
State of Louisiana
Series 2020A , GO , 5.00% , 03/01/27 ..... 615 636,051
Series 2021A , GO , 5.00% , 03/01/27 ..... 300 310,269
Series 2017A , GO , 5.00% , 04/01/27 ..... 305 315,902
Series 2016B , GO , 5.00% , 08/01/27 ..... 335 343,085
Series 2016A , GO , 5.00% , 09/01/27 ..... 240 246,162
Series 2019A , RB , 5.00% , 09/01/27 ..... 400 416,967

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
Schedules of Investments
41
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Louisiana (continued)
Series 2021 , RB , 5.00% , 09/01/27 ...... USD 765 $ 797,450
Series 2023 , RB , 5.00% , 09/01/27 ...... 180 187,635
Series 2017-B , GO , 5.00% , 10/01/27 .... 570 594,993
Series 2024C , GO , 5.00% , 12/01/27 ..... 500 523,328
Series 2017A , GO , 5.00% , 04/01/28 ..... 220 227,130
Series 2017-B , GO , 5.00% , 10/01/29 .... 190 197,316
State of Louisiana Gasoline & Fuels Tax, Series
B, RB, 5.00%, 05/01/27 ............ 280 290,433
5,086,721
Maine — 0.7%
Maine Municipal Bond Bank
Series 2020A , RB , 5.00% , 09/01/27 ..... 250 260,541
Series 2017A , RB , 5.00% , 11/01/27 ..... 295 302,611
Series 2018A , RB , 5.00% , 11/01/27 ..... 140 146,336
Series 2018B , RB , 5.00% , 11/01/27 ..... 355 371,066
Series 2019A , RB , 5.00% , 11/01/27 ..... 110 114,978
Series C , RB , 5.00% , 11/01/27 ......... 540 564,438
Maine State Housing Authority
Series 2019A , RB , 2.70% , 11/15/27 ..... 250 242,466
Series 2022F , RB , 3.40% , 11/15/27 ...... 125 125,277
Maine Turnpike Authority
Series 2015 , RB , 5.00% , 07/01/27 ...... 125 125,303
Series 2022 , RB , 5.00% , 07/01/27 ...... 155 161,593
State of Maine
Series 2018D , GO , 5.00% , 06/01/27 ..... 710 739,991
Series 2019B , GO , 5.00% , 06/01/27 ..... 230 239,715
Series 2021B , GO , 5.00% , 06/01/27 ..... 265 276,194
3,670,509
Maryland — 2.8%
City of Baltimore, Series 2017A, GO,
5.00%, 10/15/27 ................. 120 125,635
County of Anne Arundel
Series 2021 , GO , 5.00% , 04/01/27 ...... 250 259,878
Series 2022 , GO , 5.00% , 04/01/27 ...... 200 207,903
Series 2017 , GO , 3.00% , 10/01/27 ...... 100 98,853
Series 2020 , GO , 5.00% , 10/01/27 ...... 235 246,542
Series 2018 , GO , 5.00% , 10/01/28 ...... 315 328,989
County of Baltimore
Series 2016 , GO , 5.00% , 02/01/27 ...... 165 167,430
Series 2019 , GO , 5.00% , 03/01/27 ...... 270 279,971
Series 2020 , GO , 5.00% , 08/01/27 ...... 250 261,475
County of Charles, Series 2019, GO,
5.00%, 10/01/27 ................. 200 209,823
County of Howard
Series 2017A , GO , 5.00% , 02/15/27 ..... 190 196,919
Series 2017C , GO , 5.00% , 02/15/27 ..... 120 124,370
Series 2017E , GO , 5.00% , 02/15/27 ..... 650 673,669
Series 2017B , GO , 5.00% , 02/15/28 ..... 460 475,404
Series 2017B , GO , 5.00% , 02/15/30 ..... 160 164,597
County of Montgomery
Series 2021A , GO , 5.00% , 08/01/27 ..... 235 245,787
Series 2017C , GO , 5.00% , 10/01/27 ..... 150 157,367
Series 2020B , GO , 4.00% , 11/01/27 ..... 455 465,854
Series 2017A , GO , 5.00% , 11/01/27 ..... 195 204,891
Series 2017C , GO , 5.00% , 10/01/28 ..... 155 161,883
Series 2017D , GO , 4.00% , 11/01/28 ..... 165 167,430
County of Prince George's
Series 2018A , GO , 5.00% , 07/15/27 ..... 525 548,649
Series 2019A , GO , 5.00% , 07/15/27 ..... 440 459,820
Series 2017A , GO , 3.00% , 09/15/27 ..... 50 49,909
Series 2020B , GO , 5.00% , 09/15/27 ..... 525 550,334
Maryland Health & Higher Educational Facilities
Authority, Series 2025A, RB, 5.00%, 07/01/27 500 518,719
Security
Par (000)
Par (000) Value
Maryland (continued)
State of Maryland
Series 2017 , GO , 5.00% , 03/15/27 ...... USD 410 $ 425,766
Series 2017A , GO , 5.00% , 08/01/27 ..... 560 585,705
Series 2018-2B , GO , 5.00% , 08/01/27 .... 165 172,574
Series 2020-2B , GO , 5.00% , 08/01/27 .... 840 878,557
Series 2A , GO , 5.00% , 08/01/27 ....... 305 319,000
Series 2017 , GO , 5.00% , 03/15/28 ...... 570 589,939
Series 2017A , GO , 5.00% , 08/01/28 ..... 150 156,232
Series 2017A , GO , 5.00% , 08/01/29 ..... 480 497,459
State of Maryland Department of Transportation
Series 2016 , RB , 4.00% , 09/01/27 ...... 85 86,838
Series 2017 , RB , 5.00% , 09/01/27 ...... 480 501,992
Series 2018 , RB , 5.00% , 10/01/27 ...... 300 307,607
Series 2019 , RB , 5.00% , 10/01/27 ...... 475 497,498
Series 2021A , RB , 5.00% , 10/01/27 ..... 545 570,814
Series 2018 , RB , 5.00% , 12/01/27 ...... 110 113,069
Series 2021B , RB , 5.00% , 12/01/27 ..... 250 262,603
Series 2022A , RB , 5.00% , 12/01/27 ..... 165 173,318
Series 2017 , RB , 5.00% , 09/01/28 ...... 345 360,277
Series 2019 , RB , 5.00% , 10/01/28 ...... 205 214,380
Washington Suburban Sanitary Commission
Series 2017 , RB , 3.00% , 06/01/27 ( GTD ) .. 225 224,624
Series 2019 , RB , 5.00% , 06/01/27 ( GTD ) .. 225 234,607
Series 2017 , RB , 5.00% , 06/15/28 ( GTD ) .. 115 119,526
14,644,486
Massachusetts — 1.8%
City of Boston
Series 2017A , GO , 5.00% , 04/01/27 ..... 525 547,243
Series 2018A , GO , 5.00% , 05/01/27 ..... 95 99,139
Series 2020A , GO , 5.00% , 11/01/27 ..... 115 121,194
City of Waltham, GO, 5.00%, 10/15/27 ..... 100 104,930
Commonwealth of Massachusetts
Series 2019A , GO , 5.00% , 01/01/27 ..... 440 454,752
Series 2019C , GO , 5.00% , 05/01/27 ..... 455 473,212
Series 2019F , GO , 5.00% , 05/01/27 ..... 145 150,804
Series 2016B , GO , 5.00% , 07/01/27 ..... 315 328,609
Series 2017D , GO , 5.00% , 07/01/27 ..... 790 824,131
Series 2020D , GO , 5.00% , 07/01/27 ..... 610 636,354
Series 2018C , GO , 5.00% , 09/01/27 ..... 855 894,610
Series 2019G , GO , 5.00% , 09/01/27 ..... 400 418,531
Series 2017E , GO , 5.00% , 11/01/27 ..... 710 745,119
Series 2020E , GO , 5.00% , 11/01/27 ..... 105 110,194
Commonwealth of Massachusetts Federal
Highway Grant Anticipation Note
Series 2017A , RB , 5.00% , 06/15/27 ..... 405 412,978
Series 2019A , RB , 5.00% , 06/15/27 ..... 540 550,637
Massachusetts Bay Transportation Authority
Sales Tax
Series 2005A , RB , 5.00% , 07/01/27 ..... 555 578,846
Series 2017A-2 , RB , 5.00% , 07/01/28 .... 155 161,278
Massachusetts Clean Water Trust (The)
Series 19 , RB , 5.00% , 02/01/27 ........ 135 136,989
Series 23B , RB , 5.00% , 02/01/27 ....... 720 745,805
Series 2006 , RB , 5.25% , 08/01/27 ...... 25 26,276
Massachusetts School Building Authority, Series
2015C, RB, 5.00%, 08/15/27 ......... 245 245,430
Massachusetts Transportation Trust Fund
Metropolitan Highway System
Series 2018A , RB , 5.00% , 01/01/27 ..... 400 413,676
Series 2019A , RB , 5.00% , 01/01/27 ..... 260 268,846
Massachusetts Water Resources Authority,
Series B, RB, 5.00%, 08/01/29 ........ 135 140,799

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
42
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Massachusetts (continued)
University of Massachusetts Building Authority,
Series 2021-1, RB, 5.00%, 11/01/27 ..... USD 65 $ 68,280
9,658,662
Michigan — 1.4%
Great Lakes Water Authority Water Supply
System, Series 2018A, RB, 5.00%, 07/01/27 245 254,689
Karegnondi Water Authority, Series 2024, RB,
5.00%, 11/01/27 (BAM) ............. 160 167,280
Michigan Finance Authority
Series 2017MI , RB , 5.00% , 12/01/27 .... 120 124,058
Series 2017MI , RB , 5.00% , 12/01/28 .... 305 313,956
Michigan State Building Authority
Series 2015I , RB , 5.00% , 04/15/27 ...... 290 292,144
Series 2019I , RB , 5.00% , 04/15/27 ...... 70 72,700
Series 2020I , RB , 5.00% , 10/15/27 ...... 670 701,102
Michigan State Housing Development Authority,
Series 2023A, RB, 3.05%, 06/01/27 ..... 120 118,540
Michigan State University, Series 2023A, RB,
5.00%, 02/15/27 ................. 310 321,007
State of Michigan
Series 2016 , RB , 5.00% , 03/15/27 ...... 2,595 2,685,177
Series 2017A , GO , 5.00% , 05/01/27 ..... 410 425,358
State of Michigan Trunk Line
Series 2020B , RB , 5.00% , 11/15/27 ..... 815 855,660
Series 2021B , RB , 5.00% , 11/15/27 ..... 65 68,243
University of Michigan
Series 2020A , RB , 5.00% , 04/01/27 ..... 350 363,756
Series 2017A , RB , 5.00% , 04/01/29 ..... 285 295,300
Wayne County Airport Authority, Series G, RB,
5.00%, 12/01/27 ................. 200 200,418
7,259,388
Minnesota — 2.2%
City of Minneapolis
Series 2017A , RB , 5.00% , 11/15/27 ..... 295 303,919
Series 2022 , GO , 5.00% , 12/01/27 ...... 170 178,839
Series 2017A , RB , 5.00% , 11/15/28 ..... 150 154,360
County of Hennepin
Series 2018A , GO , 5.00% , 12/01/27 ..... 470 493,719
Series 2018A , GO , 5.00% , 12/01/28 ..... 200 209,886
Metropolitan Council
Series 2018D , GO , 3.00% , 03/01/27 ..... 200 198,731
Series 2019A , GO , 4.00% , 03/01/27 ..... 300 302,205
Series 2017C , GO , 5.00% , 03/01/27 ..... 130 134,869
Series 2018C , GO , 5.00% , 03/01/27 ..... 200 207,491
Series 2020E , GO , 5.00% , 12/01/27 ..... 205 215,241
Minneapolis-St Paul Metropolitan Airports
Commission
Series A , RB , 5.00% , 01/01/27 ......... 435 449,282
Series 2016C , RB , 5.00% , 01/01/28 ..... 165 170,054
Minnesota Municipal Gas Agency, Series 2022A,
RB, VRDN (Royal Bank of Canada LIQ),
4.00%, 12/01/27
(a)
................ 350 349,757
Minnesota Public Facilities Authority State
Revolving Fund
Series 2016A , RB , 5.00% , 03/01/27 ..... 635 646,597
Series 2023A , RB , 5.00% , 03/01/27 ..... 1,015 1,055,274
State of Minnesota
Series 2022A , RB , 5.00% , 03/01/27 ..... 320 331,475
Series 2015D , GO , 5.00% , 08/01/27 ..... 595 597,566
Series 2016D , GO , 5.00% , 08/01/27 ..... 265 270,923
Series 2019A , GO , 5.00% , 08/01/27 ..... 585 611,577
Series 2019B , GO , 5.00% , 08/01/27 ..... 170 177,723
Series 2020A , GO , 5.00% , 08/01/27 ..... 645 674,303
Security
Par (000)
Par (000) Value
Minnesota (continued)
Series 2023D , GO , 5.00% , 08/01/27 ..... USD 100 $ 104,543
Series 2021A , GO , 5.00% , 09/01/27 ..... 1,300 1,361,125
Series 2017D , GO , 5.00% , 10/01/27 ..... 425 445,659
Series 2017E , GO , 5.00% , 10/01/27 ..... 100 104,861
Series 2017A , GO , 5.00% , 10/01/28 ..... 460 481,857
Series 2017B , GO , 5.00% , 10/01/28 ..... 100 104,752
Series 2017D , GO , 5.00% , 10/01/28 ..... 210 219,978
University of Minnesota
Series 2017A , RB , 5.00% , 09/01/27 ..... 225 235,166
Series 2017B , RB , 5.00% , 12/01/27 ..... 415 435,629
Series 2017B , RB , 5.00% , 12/01/28 ..... 185 193,274
Series 2017B , RB , 5.00% , 12/01/29 ..... 215 224,087
11,644,722
Mississippi — 0.5%
State of Mississippi
Series 2020B , GO , 5.00% , 09/01/27 ..... 165 172,572
Series 2015C , GO , 5.00% , 10/01/27 ..... 90 90,646
Series 2017A , GO , 5.00% , 10/01/27 ..... 175 183,303
Series 2016B , GO , 5.00% , 12/01/27 ..... 155 159,453
Series 2017A , GO , 5.00% , 10/01/28 ..... 655 684,088
Series 2017A , GO , 5.00% , 10/01/32 ..... 445 465,547
Series 2017A , GO , 5.00% , 10/01/34 ..... 1,000 1,046,173
2,801,782
Missouri — 0.6%
Metropolitan St Louis Sewer District
Series 2017A , RB , 5.00% , 05/01/27 ..... 125 130,047
Series 2020B , RB , 5.00% , 05/01/27 ..... 355 369,053
Series 2017A , RB , 5.00% , 05/01/28 ..... 395 408,610
Missouri Joint Municipal Electric Utility
Commission
Series 2024 , RB , 5.00% , 01/01/27 ...... 135 139,215
Series 2025 , RB , 5.00% , 12/01/27 ...... 380 397,419
Missouri State Board of Public Buildings
Series 2018A , RB , 5.00% , 04/01/27 ..... 345 351,895
Series 2020B , RB , 5.00% , 10/01/27 ..... 1,055 1,102,960
Missouri State Environmental Improvement &
Energy Resources Authority, Series 2015B,
RB, 5.00%, 01/01/27 .............. 345 346,027
3,245,226
Montana — 0.0%
State of Montana, Series 2020C, GO,
5.00%, 08/01/27 ................. 235 245,143
Nebraska — 0.7%
City of Lincoln Electric System
Series 2016 , RB , 5.00% , 09/01/27 ...... 345 356,631
Series 2020A , RB , 5.00% , 09/01/27 ..... 510 532,310
City of Omaha
Series 2021 , GO , 5.00% , 04/15/27 ...... 150 155,780
Series B , GO , 5.00% , 04/15/27 ........ 220 228,477
Nebraska Public Power District
Series 2016A , RB , 5.00% , 01/01/27 ..... 280 283,301
Series 2021A , RB , 5.00% , 01/01/27 ..... 75 77,428
Series B , RB , 5.00% , 01/01/27 ......... 100 103,237
Series C , RB , 5.00% , 01/01/27 ......... 165 166,945
Series B , RB , 5.00% , 01/01/28 ......... 70 72,107
Omaha Public Power District
Series 2016A , RB , 5.00% , 02/01/27 ..... 1,265 1,283,616
Series 2017A , RB , 5.00% , 02/01/30 ..... 165 171,334
Public Power Generation Agency, Series 2024A,
RB, 5.00%, 01/01/27 .............. 135 139,254

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
Schedules of Investments
43
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nebraska (continued)
University of Nebraska Facilities Corp. (The),
Series 2017A, RB, 5.00%, 07/15/27 ..... USD 250 $ 260,603
3,831,023
Nevada — 2.2%
Clark County School District
Series 2015C , GO , 5.00% , 06/15/27 ..... 495 499,593
Series 2015D , GO , 5.00% , 06/15/27 ..... 235 237,181
Series 2016B , GO , 5.00% , 06/15/27 ..... 600 614,737
Series 2017A , GO , 5.00% , 06/15/27 ..... 215 223,344
Series 2018A , GO , 5.00% , 06/15/27 ..... 175 181,792
Series 2019B , GO , 5.00% , 06/15/27 ( AGM ) 205 213,385
Series 2023A , GO , 5.00% , 06/15/27 ..... 140 145,433
County of Clark
Series 2017 , GO , 5.00% , 06/01/27 ...... 140 145,830
Series 2015A , GO , 5.00% , 07/01/27 ..... 500 501,226
Series 2015C , RB , 5.00% , 07/01/27 ..... 350 364,073
Series 2016 , RB , 5.00% , 07/01/27 ...... 370 385,431
Series 2016B , RB , 5.00% , 07/01/27 ..... 280 291,677
Series 2017 , RB , 5.00% , 07/01/27 ...... 455 473,976
Series 2019E , RB , 5.00% , 07/01/27 ..... 900 936,188
Series 2020C , RB , 5.00% , 07/01/27 ..... 250 260,426
Series 2016B , GO , 5.00% , 11/01/27 ..... 650 664,672
Series 2019 , GO , 5.00% , 11/01/27 ...... 850 892,044
Series 2019A , GO , 5.00% , 12/01/27 ..... 140 147,137
County of Clark Department of Aviation, Series
2024A, RB, 5.00%, 07/01/27 ......... 1,000 1,040,209
County of Washoe
Series 2018 , RB , 5.00% , 02/01/27 ...... 35 36,131
Series 2019 , RB , 5.00% , 02/01/27 ...... 215 221,948
Las Vegas Valley Water District
Series 2018A , GO , 5.00% , 06/01/27 ..... 120 120,148
Series 2020C , GO , 5.00% , 06/01/27 ..... 140 145,629
Series A , GO , 5.00% , 06/01/27 ........ 355 355,438
Series 2017A , GO , 5.00% , 02/01/29 ..... 85 87,298
State of Nevada
Series 2015D , GO , 5.00% , 04/01/27 ..... 545 545,000
Series 2019A , GO , 5.00% , 05/01/27 ..... 285 296,520
Series 2019E , GO , 5.00% , 08/01/27 ..... 210 219,447
State of Nevada Highway Improvement
Series 2016 , RB , 5.00% , 12/01/27 ...... 725 736,706
Series 2018 , RB , 5.00% , 12/01/27 ...... 100 105,047
Washoe County School District
Series 2017B , GO , 5.00% , 04/01/27 ..... 160 166,011
Series 2015A , GO , 5.00% , 06/01/27 ..... 125 125,154
Series 2018 , GO , 5.00% , 10/01/27 ( BAM ) . 50 52,371
Series 2019B , GO , 5.00% , 10/01/27 ..... 170 177,939
11,609,141
New Hampshire — 0.3%
New Hampshire Municipal Bond Bank
Series 2021B , RB , 5.00% , 02/15/27 ( ST
INTERCEPT ) .................. 55 56,955
Series 2016D , RB , 4.00% , 08/15/27 ..... 230 231,948
Series 2017B , RB , 5.00% , 08/15/27 ( ST
INTERCEPT ) .................. 105 109,727
Series 2021C , RB , 5.00% , 08/15/27 ..... 435 454,582
Series 2023B , RB , 5.00% , 08/15/27 ..... 170 177,653
New Hampshire State Turnpike System, Series
2019, RB, 5.00%, 11/01/27 .......... 90 94,183
State of New Hampshire
Series 2014A , GO , 5.00% , 03/01/27 ..... 35 35,029
Series 2017B , GO , 5.00% , 12/01/27 ..... 115 120,742
Series 2020A , GO , 5.00% , 12/01/27 ..... 255 267,732
Security
Par (000)
Par (000) Value
New Hampshire (continued)
Series 2020D , GO , 5.00% , 12/01/27 ..... USD 215 $ 225,735
1,774,286
New Jersey — 2.7%
County of Essex, Series 2021B, GO,
4.00%, 08/15/27 (SCH BD RES FD) ..... 120 122,900
New Jersey Economic Development Authority
Series 2018FFF , RB , 5.00% , 06/15/27 .... 580 600,448
Series 2021QQQ , RB , 5.00% , 06/15/27 ... 690 714,326
Series XX , RB , 5.25% , 06/15/27 ........ 225 225,427
Series AAA , RB , 5.50% , 06/15/27 ....... 225 230,969
Series A , RB , 4.00% , 11/01/27 ......... 1,285 1,304,174
Series 2022A , RB , 5.00% , 11/01/27 ..... 165 171,587
Series A , RB , 5.00% , 11/01/27 ......... 1,460 1,518,288
Series B , RB , 5.00% , 11/01/27 ......... 145 150,789
New Jersey Educational Facilities Authority
Series 2022A , RB , 5.00% , 03/01/27 ..... 540 560,029
Series 2017I , RB , 5.00% , 07/01/27 ...... 285 297,436
New Jersey Infrastructure Bank, Series 2017A-
R1, RB, 4.00%, 09/01/27 (GTD) ....... 150 151,904
New Jersey Transportation Trust Fund Authority
Series 2016A-1 , RB , 5.00% , 06/15/27 .... 350 356,702
Series 2021A , RB , 5.00% , 06/15/27 ..... 2,040 2,112,770
Series 2022AA , RB , 5.00% , 06/15/27 .... 1,185 1,227,271
Series 2023AA , RB , 5.00% , 06/15/27 .... 45 46,607
New Jersey Turnpike Authority
Series 2017A , RB , 5.00% , 01/01/27 ..... 100 102,908
Series 2017E , RB , 5.00% , 01/01/27 ..... 400 411,632
Series 2005A , RB , 5.25% , 01/01/27 ( AGM ) 725 752,595
Series 2017A , RB , 5.00% , 01/01/29 ..... 210 215,588
Series 2017A , RB , 5.00% , 01/01/30 ..... 340 348,723
State of New Jersey
GO , 5.00% , 06/01/27 ............... 175 176,363
Series 2020A , GO , 5.00% , 06/01/27 ..... 2,055 2,136,729
GO , 5.00% , 06/01/28 ............... 285 295,427
14,231,592
New Mexico — 0.9%
County of Santa Fe, Series 2017, RB,
3.00%, 06/01/27 ................. 250 249,193
New Mexico Finance Authority
Series 2017A , RB , 5.00% , 06/01/27 ..... 60 62,351
Series 2018A , RB , 5.00% , 06/01/27 ..... 315 327,341
Series 2020B , RB , 5.00% , 06/01/27 ..... 230 239,011
Series 2021C , RB , 5.00% , 06/01/27 ..... 350 363,712
Series 2018A , RB , 5.00% , 06/15/27 ..... 305 317,667
Series 2024A , RB , 5.00% , 06/15/27 ..... 1,000 1,041,532
State of New Mexico
Series 2019 , GO , 5.00% , 03/01/27 ...... 235 243,555
Series A , GO , 5.00% , 03/01/27 ........ 355 367,924
State of New Mexico Severance Tax Permanent
Fund
Series 2018A , RB , 5.00% , 07/01/27 ..... 470 489,601
Series 2020A , RB , 5.00% , 07/01/27 ..... 745 776,070
Series 2022B , RB , 5.00% , 07/01/27 ..... 310 322,929
4,800,886
New York — 9.3%
City of New York
Series 2018F-1 , GO , 5.00% , 04/01/27 .... 150 155,557
Series 2008J-11 , GO , 5.00% , 08/01/27 ... 125 130,238
Series A-2 , GO , 5.00% , 08/01/27 ....... 185 192,752
Series 2023F-1 , GO , 5.00% , 08/01/27 .... 635 661,608
Series 2023C , GO , 5.00% , 08/01/27 ..... 1,110 1,156,511
Series 2022B-1 , GO , 5.00% , 08/01/27 .... 210 218,799

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
44
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2021C , GO , 5.00% , 08/01/27 ..... USD 560 $ 583,465
Series C , GO , 5.00% , 08/01/27 ........ 675 692,894
Series 2021A-1 , GO , 5.00% , 08/01/27 .... 200 208,380
Series 2019E , GO , 5.00% , 08/01/27 ..... 255 265,685
Series 2018A , GO , 5.00% , 08/01/27 ..... 1,320 1,375,311
Series 2018-1 , GO , 5.00% , 08/01/27 ..... 575 599,094
Series 2017A, Sub-Series A-1 , GO ,
5.00% , 08/01/27 ................ 90 91,708
Series 2020C-1 , GO , 5.00% , 08/01/27 ... 330 343,828
Series 2023A, Sub-Series A-1 , GO ,
5.00% , 09/01/27 ................ 150 156,504
Series 2021B-1 , GO , 5.00% , 11/01/27 .... 440 460,368
Series 2018A , GO , 5.00% , 08/01/28 ..... 495 513,901
Series C , GO , 5.00% , 08/01/28 ........ 770 793,174
Series 2018-1 , GO , 5.00% , 08/01/29 ..... 300 310,766
County of Nassau, Series 2018B, GO,
5.00%, 07/01/27 (AGM) ............ 400 418,722
Empire State Development Corp.
Series 2017A , RB , 5.00% , 03/15/27 ..... 100 103,922
Series 2020C , RB , 5.00% , 03/15/27 ..... 1,090 1,131,510
Series 2021A , RB , 5.00% , 03/15/27 ..... 235 243,932
Series 2017A , RB , 5.00% , 03/15/28 ..... 710 737,849
Series 2017A , RB , 5.00% , 03/15/29 ..... 355 368,925
Hudson Yards Infrastructure Corp.
Series 2017A , RB , 5.00% , 02/15/27 ..... 445 462,627
Series 2017A , RB , 5.00% , 02/15/29 ..... 220 226,161
Long Island Power Authority
Series 2019A , RB , 5.00% , 09/01/27 ..... 310 324,648
Series 2023F , RB , 5.00% , 09/01/27 ..... 250 261,813
Metropolitan Transportation Authority
Series 2017C-2 , RB , 0.00% , 11/15/27
(b)
... 475 433,740
Series 2016D , RB , 5.00% , 11/15/27 ..... 305 312,411
Series 2017C-1 , RB , 5.00% , 11/15/27 .... 385 400,565
Series 2017D , RB , 5.00% , 11/15/27 ..... 100 104,043
Series 2020E , RB , 5.00% , 11/15/27 ..... 1,500 1,560,644
Series A-1 , RB , 5.00% , 11/15/27 ....... 70 71,143
Series A-2 , RB , 5.00% , 11/15/27 ....... 50 51,215
Series C-1 , RB , 5.00% , 11/15/27 ....... 330 332,183
Series A-2 , RB , 5.00% , 11/15/29 ....... 250 256,763
Metropolitan Transportation Authority Dedicated
Tax Fund
Series 2024A , 5.00% , 11/15/27 ........ 100 104,989
Series B-1 , RB , 5.00% , 11/15/27 ....... 100 102,384
Series B-2 , RB , 5.00% , 11/15/27 ....... 305 315,528
New York City Municipal Water Finance Authority
Series 2015FF , RB , 5.00% , 06/15/27 .... 80 80,149
Series 2015HH , RB , 5.00% , 06/15/27 .... 165 165,307
Series 2020AA , RB , 5.00% , 06/15/27 .... 830 865,691
Series 2020DD-2 , RB , 5.00% , 06/15/27 ... 840 849,304
Series 2022BB-2 , RB , 5.00% , 06/15/27 ... 835 844,249
Series 2022CC-2 , RB , 5.00% , 06/15/27 ... 960 970,634
New York City Transitional Finance Authority
Series 2020C, Sub-Series  C-1 , RB ,
5.00% , 05/01/27 ................ 35 36,395
Series 2020C, Sub-Series C-1 , RB ,
5.00% , 05/01/27 ................ 65 67,512
Series 2024B , RB , 5.00% , 05/01/27 ..... 125 129,830
Series 2023A, Sub-Series A-1 , RB ,
5.00% , 08/01/27 ................ 435 454,350
New York City Transitional Finance Authority
Building Aid
Series 2018S-4A , RB , 5.00% , 07/15/27
( SAW ) ....................... 150 156,524
Series 2019S-3A , RB , 5.00% , 07/15/27
( SAW ) ....................... 400 417,398
Security
Par (000)
Par (000) Value
New York (continued)
Series S-1 , RB , 5.00% , 07/15/27 ( SAW ) .. USD 260 $ 271,309
Series S-1 , RB , 5.00% , 07/15/28 ( SAW ) .. 340 351,869
Series S-1 , RB , 5.00% , 07/15/29 ( SAW ) .. 380 392,905
New York City Transitional Finance Authority
Future Tax Secured
Series 2023F, Sub-Series F-1 , RB ,
5.00% , 02/01/27 ................ 275 284,331
Series 2017A-1 , RB , 4.00% , 05/01/27 .... 200 201,258
Series 2017F-1 , RB , 4.00% , 05/01/27 .... 65 66,259
Series 2018B-1 , RB , 5.00% , 08/01/27 .... 270 281,966
Series 2021A , RB , 5.00% , 11/01/27 ..... 1,345 1,410,866
Series 2021F-1 , RB , 5.00% , 11/01/27 .... 685 718,545
Series 2022A-1 , RB , 5.00% , 11/01/27 .... 130 136,366
Series 2023E-1 , RB , 5.00% , 11/01/27 .... 1,000 1,048,971
Series C , RB , 5.00% , 11/01/27 ......... 335 346,996
Series 2018B-1 , RB , 5.00% , 08/01/28 .... 190 196,631
Series 2018B-1 , RB , 5.00% , 08/01/29 .... 400 412,826
Series 2018-1 , RB , 5.00% , 11/01/29 ..... 240 248,381
Series C , RB , 5.00% , 11/01/29 ......... 395 406,439
New York Power Authority, Series 2022A, RB,
5.00%, 11/15/27 (AGM) ............ 505 532,617
New York State Dormitory Authority
Series 2016A , RB , 5.00% , 02/15/27 ..... 140 143,819
Series 2016D , RB , 5.00% , 02/15/27 ..... 340 349,274
Series 2017B-1 , RB , 5.00% , 02/15/27 .... 440 456,511
Series 2018A , RB , 5.00% , 03/15/27 ..... 340 353,141
Series 2018E , RB , 5.00% , 03/15/27 ..... 515 534,627
Series 2019A , RB , 5.00% , 03/15/27 ..... 720 748,241
Series 2022A , RB , 5.00% , 03/15/27 ..... 275 285,472
Series 2015A , RB , 5.00% , 07/01/27 ..... 215 215,662
Series 20171 , RB , 5.00% , 07/01/27 ..... 465 484,470
Series 2017A , RB , 5.00% , 07/01/27 ..... 185 193,191
Series B , RB , 5.00% , 10/01/27 ......... 690 713,125
Series G , RB , 5.00% , 10/01/27 ( SAW ) .... 100 102,697
Series 2017B-2 , RB , 5.00% , 02/15/28 .... 125 130,938
Series 2017A , RB , 5.00% , 03/15/28 ..... 220 228,384
Series 2017A , RB , 5.00% , 02/15/29 ..... 595 617,327
Series 2017A , RB , 5.00% , 02/15/30 ..... 535 549,674
New York State Environmental Facilities Corp.
Series 2016A , RB , 5.00% , 06/15/27 ..... 150 153,138
Series 2019B , RB , 5.00% , 06/15/27 ..... 105 109,625
Series 2021A , RB , 5.00% , 06/15/27 ..... 370 386,299
Series 2022A , RB , 5.00% , 06/15/27 ..... 75 78,304
Series 2020B , RB , 5.00% , 10/15/27 ..... 150 157,585
Series 2017A , RB , 5.00% , 06/15/29 ..... 905 935,114
New York State Housing Finance Agency, Series
2022D-2, RB, VRDN, 3.10%, 11/01/27
(a)
.. 2,190 2,146,466
New York State Thruway Authority
Series L , RB , 5.00% , 01/01/27 ......... 155 160,787
Series P , RB , 5.00% , 01/01/27 ......... 500 518,669
Series 2021A-1 , RB , 5.00% , 03/15/27 .... 400 415,233
Port Authority of New York & New Jersey
Series 189 , RB , 5.00% , 05/01/27 ....... 380 380,549
Series 194 , RB , 5.00% , 10/15/27 ....... 325 327,628
Series 230 , RB , 4.00% , 12/01/27 ....... 90 92,049
Series 243 , RB , 5.00% , 12/01/27 ....... 690 722,717
Series 2017 , RB , 5.00% , 11/15/29 ...... 235 244,027
State of New York
Series 2019A , GO , 5.00% , 03/01/27 ..... 100 104,059
Series 2023A , GO , 5.00% , 03/15/27 ..... 405 421,779
State of New York Mortgage Agency Homeowner
Mortgage, Series 239, RB, 5.00%, 10/01/27 365 379,689
Town of Hempstead, Series 2019A, GO,
4.00%, 08/15/27 ................. 250 252,809

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
Schedules of Investments
45
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Triborough Bridge & Tunnel Authority
Series 2021C2 , RB , 5.00% , 05/15/27 .... USD 1,780 $ 1,855,008
Series 2012B , RB , 0.00% , 11/15/27
(b)
.... 445 407,564
Series 2017C-1 , RB , 5.00% , 11/15/27 .... 950 997,659
Series 2022E-1 , RB , 5.00% , 11/15/27 .... 370 386,054
Series 2022E-2B , RB , 5.00% , 11/15/27 ... 195 203,461
Series 2023B-2 , RB , 5.00% , 11/15/27 .... 105 110,268
Series B , RB , 5.00% , 11/15/27 ......... 330 342,148
Utility Debt Securitization Authority
Series 2015 , RB , 5.00% , 06/15/27 ...... 140 140,308
Series 2016A , RB , 5.00% , 06/15/27 ..... 490 491,079
48,608,766
North Carolina — 2.3%
Charlotte-Mecklenburg Hospital Authority (The),
Series 2021B, RB, VRDN, 3.25%, 06/15/27
(a)
185 183,666
City of Charlotte
Series 2019A , GO , 5.00% , 06/01/27 ..... 540 562,798
Series 2021A , GO , 5.00% , 06/01/27 ..... 150 156,333
Series 2020 , RB , 5.00% , 12/01/27 ...... 250 262,921
City of Charlotte Water & Sewer System
Series 2015 , RB , 5.00% , 07/01/27 ...... 795 797,103
Series 2018 , RB , 5.00% , 07/01/27 ...... 75 78,285
Series 2020 , RB , 5.00% , 07/01/27 ...... 880 918,543
Series 2022A , RB , 5.00% , 07/01/27 ..... 175 182,665
City of Durham, Series 2018, RB,
5.00%, 04/01/27 ................. 145 150,592
City of Greensboro Combined Water & Sewer
System, Series B, RB, 5.00%, 12/01/27 ... 120 126,202
County of Forsyth, Series 2021A, RB,
5.00%, 04/01/27 ................. 135 140,206
County of Guilford
Series 2017 , GO , 5.00% , 03/01/27 ...... 190 197,120
Series 2017B , GO , 5.00% , 05/01/27 ..... 265 275,758
Series 2017B , GO , 5.00% , 05/01/28 ..... 100 103,820
County of Johnston, Series 2021, GO,
5.00%, 02/01/27 ................. 100 103,443
County of Mecklenburg
Series 2018 , GO , 5.00% , 03/01/27 ...... 240 248,950
Series 2019 , GO , 5.00% , 03/01/27 ...... 100 103,729
Series 2017A , GO , 5.00% , 04/01/27 ..... 325 337,657
Series 2017A , GO , 5.00% , 04/01/28 ..... 340 352,465
Series 2017A , GO , 4.00% , 04/01/30 ..... 160 160,854
County of Union Enterprise System, Series
2021, RB, 5.00%, 06/01/27 .......... 200 208,361
County of Wake
Series 2021 , RB , 5.00% , 03/01/27 ...... 215 223,018
Series 2021 , GO , 5.00% , 04/01/27 ...... 185 192,204
Series 2018A , RB , 5.00% , 08/01/27 ..... 750 782,370
Series 2019 , RB , 5.00% , 09/01/27 ...... 125 130,583
Series 2016A , RB , 5.00% , 12/01/27 ..... 150 154,466
Mecklenburg County Public Facilities Corp.,
Series 2017, RB, 5.00%, 02/01/27 ...... 140 144,942
North Carolina Medical Care Commission,
Series 2020A, RB, 5.00%, 07/01/27 ..... 535 552,873
North Carolina Municipal Power Agency No. 1,
Series A, RB, 5.00%, 01/01/27 ........ 260 262,842
State of North Carolina
Series 2015 , RB , 5.00% , 03/01/27 ...... 1,530 1,531,369
Series 2019 , RB , 5.00% , 03/01/27 ...... 430 444,019
Series 2017B , RB , 5.00% , 05/01/27 ..... 630 655,216
Series 2020B , RB , 5.00% , 05/01/27 ..... 320 332,808
Series 2016B , GO , 5.00% , 06/01/27 ..... 225 229,919
Series 2019B , GO , 5.00% , 06/01/27 ..... 260 271,048
Series 2017B , RB , 5.00% , 05/01/28 ..... 485 503,621
Security
Par (000)
Par (000) Value
North Carolina (continued)
Town of Cary, Series 2021, GO, 5.00%, 09/01/27 USD 125 $ 130,871
12,193,640
Ohio — 2.6%
American Municipal Power, Inc., Series 2023A,
RB, 5.00%, 02/15/27 .............. 410 423,478
City of Columbus
Series 2016-3 , GO , 5.00% , 02/15/27 ..... 380 393,702
Series 2016-4 , GO , 5.00% , 02/15/27 ..... 135 139,868
Series 2018A , GO , 5.00% , 04/01/27 ..... 190 197,219
Series 2022A , GO , 5.00% , 04/01/27 ..... 85 88,230
Series 2016-1 , GO , 5.00% , 07/01/27 ..... 585 595,199
Series 2023A , GO , 5.00% , 08/15/27 ..... 620 647,925
Series 2016-4 , GO , 5.00% , 02/15/28 ..... 120 123,369
Series 2017-1 , GO , 5.00% , 04/01/28 ..... 335 347,475
County of Hamilton
Series 2000B , RB , 0.00% , 12/01/27
( AMBAC )
(b)
.................... 1,000 910,738
Series 2016A , RB , 5.00% , 12/01/27 ..... 405 424,912
Northeast Ohio Regional Sewer District, Series
2024, RB, 5.00%, 11/15/27 .......... 500 524,833
Ohio State University (The)
Series 2017 , RB , 5.00% , 12/01/27 ...... 150 157,304
Series 2020A , RB , 5.00% , 12/01/27 ..... 90 94,382
Series 2021A , RB , 5.00% , 12/01/27 ..... 470 492,885
Ohio Turnpike & Infrastructure Commission,
Series 2018A, RB, 5.00%, 02/15/27 ..... 250 258,665
Ohio Water Development Authority
Series 2016B , RB , 5.00% , 06/01/27 ..... 150 153,524
Series 2019 , RB , 5.00% , 06/01/27 ...... 125 130,283
Series 2019A , RB , 5.00% , 06/01/27 ..... 225 234,509
Series 2016 , RB , 5.00% , 12/01/27 ...... 70 71,644
Series 2016B , RB , 5.00% , 12/01/27 ..... 365 373,575
Series 2019A , RB , 5.00% , 12/01/27 ..... 1,420 1,493,472
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2015B , RB , 5.00% , 06/01/27 ..... 310 313,022
Series 2017A , RB , 5.00% , 06/01/27 ..... 420 437,751
Series 2017A , RB , 5.00% , 12/01/27 ..... 545 562,752
Series 2020B , RB , 5.00% , 12/01/27 ..... 210 220,866
State of Ohio
Series 2016A , RB , 5.00% , 02/01/27 ..... 330 334,247
Series 2019A , GO , 5.00% , 03/01/27 ..... 275 285,261
Series 2021C , GO , 5.00% , 03/15/27 ..... 585 607,278
Series 2021A , GO , 5.00% , 05/01/27 ..... 135 140,484
Series U , GO , 5.00% , 05/01/27 ........ 495 515,107
Series 2019A , GO , 5.00% , 06/15/27 ..... 440 458,920
Series 2017C , GO , 5.00% , 08/01/27 ..... 450 470,444
Series 2015C , GO , 5.00% , 09/01/27 ..... 170 177,993
Series 2017B , RB , 5.00% , 10/01/27 ..... 230 240,632
Series 2016C , RB , 5.00% , 12/01/27 ..... 365 373,655
13,415,603
Oklahoma — 0.6%
Grand River Dam Authority, Series 2016A, RB,
5.00%, 06/01/27 ................. 975 1,000,377
Oklahoma Capitol Improvement Authority, Series
2016, RB, 5.00%, 07/01/27 .......... 270 275,352
Oklahoma Industries Authority, Series 2024, RB,
5.00%, 04/01/27 ................. 120 123,972
Oklahoma Turnpike Authority
Series 2017D , RB , 5.00% , 01/01/27 ..... 770 795,562
Series 2017E , RB , 5.00% , 01/01/27 ..... 125 129,150
Series 2020A , RB , 5.00% , 01/01/27 ..... 180 185,976

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
46
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oklahoma (continued)
Oklahoma Water Resources Board
Series 2020A , RB , 5.00% , 04/01/27 ..... USD 210 $ 218,143
Series 2023 , RB , 5.00% , 04/01/27 ...... 125 129,847
University of Oklahoma (The), Series 2016B,
RB, 5.00%, 07/01/27 .............. 125 127,366
2,985,745
Oregon — 2.0%
City of Portland
Series 2021A , GO , 5.00% , 06/01/27 ..... 850 885,924
Series 2018B , GO , 5.00% , 06/15/27 ..... 380 396,340
City of Portland Sewer System
Series 2019A , RB , 5.00% , 03/01/27 ..... 265 274,582
Series 2018A , RB , 5.00% , 05/01/27 ..... 705 715,731
Series 2015B , RB , 5.00% , 06/01/27 ..... 175 175,212
Series 2016A , RB , 5.00% , 06/15/27 ..... 100 101,701
County of Multnomah
Series 2021A , GO , 5.00% , 06/15/27 ..... 615 641,445
GO , 5.00% , 06/01/29 ............... 245 252,681
Hillsboro School District No. 1J, Series 2017,
GO, 5.00%, 06/15/28 (GTD) .......... 205 211,400
Multnomah County School District No. 1
Portland, Series 2020, GO, 5.00%, 06/15/27
(GTD) ....................... 205 213,428
Multnomah County School District No. 40, Series
B, GO, 0.00%, 06/15/27 (GTD)
(b)
....... 200 185,487
Oregon City School District No. 62, Series
2025A, GO, 0.00%, 06/15/27 (GTD)
(b) (c)
... 350 327,049
Oregon State Lottery
Series 2015C , RB , 5.00% , 04/01/27 ( MO ) . 790 790,153
Series 2015D , RB , 5.00% , 04/01/27 ( MO ) . 210 210,041
Portland Community College District
Series 2016 , GO , 5.00% , 06/15/27 ...... 250 254,253
Series 2018 , GO , 5.00% , 06/15/27 ...... 405 411,889
State of Oregon
Series 2019A , GO , 5.00% , 05/01/27 ..... 370 384,079
Series 2019N , GO , 5.00% , 05/01/27 ..... 500 519,025
Series 2023A , GO , 5.00% , 05/01/27 ..... 775 804,489
Series F , GO , 5.00% , 05/01/27 ......... 205 208,512
Series C , GO , 5.00% , 06/01/27 ........ 215 223,556
Series 2015A , GO , 5.00% , 08/01/27 ..... 250 250,938
Series 2017H , GO , 5.00% , 08/01/27 ..... 125 130,346
Series 2019G , GO , 5.00% , 08/01/27 ..... 105 109,490
Series 2021K , GO , 5.00% , 11/01/27 ..... 60 62,835
Series I , GO , 5.00% , 08/01/28 ......... 245 254,617
State of Oregon Department of Transportation
Series 2024 , RB , 5.00% , 05/15/27 ...... 750 780,259
Series A , RB , 5.00% , 11/15/27 ......... 425 440,449
Series B , RB , 5.00% , 11/15/29 ......... 280 289,786
Tri-County Metropolitan Transportation District of
Oregon, Series 2017A, RB, 5.00%, 10/01/27 160 166,754
10,672,451
Pennsylvania — 3.5%
Allegheny County Higher Education Building
Authority
Series 2019A , RB , 5.00% , 08/01/27 ..... 230 239,939
Series 2022B , RB , 5.00% , 08/01/27 ..... 545 568,551
City of Philadelphia
Series 2017A , RB , 5.00% , 07/01/27 ..... 150 156,031
Series 2015A , GO , 5.00% , 08/01/27 ..... 605 607,087
Series 2015B , GO , 5.00% , 08/01/27 ..... 210 210,725
Series 2017A , GO , 5.00% , 08/01/27 ..... 525 544,177
City of Philadelphia Water & Wastewater
Series 2024C , RB , 5.00% , 09/01/27 ( AGC ) 500 521,069
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Series 2020A , RB , 5.00% , 11/01/27 ..... USD 190 $ 198,314
Commonwealth of Pennsylvania
Series 2017 , GO , 5.00% , 01/01/27 ...... 1,165 1,201,946
Series 2016-2 , GO , 5.00% , 01/15/27 ..... 540 557,509
Series 2016 , GO , 5.00% , 02/01/27 ...... 220 223,258
Series 1 , GO , 5.00% , 03/15/27 ........ 680 681,029
Series 2020-1 , GO , 5.00% , 05/01/27 ..... 120 124,542
Series 2019 , GO , 5.00% , 07/15/27 ...... 1,300 1,353,369
Series 2016 , GO , 5.00% , 09/15/27 ...... 855 875,487
Series 2022-1 , GO , 5.00% , 10/01/27 ..... 200 208,949
Series 2017 , GO , 5.00% , 01/01/28 ...... 945 974,579
Series 2016 , GO , 5.00% , 01/15/28 ...... 720 744,172
County of Montgomery, Series 2021A, GO,
5.00%, 01/01/27 ................. 35 36,184
County of Northampton, Series 2019A, GO,
4.00%, 10/01/27 ................. 150 151,459
Delaware County Authority, Series 2015, RB,
5.00%, 08/01/27 ................. 225 226,030
Delaware River Port Authority, Series 2022, RB,
5.00%, 01/01/27 ................. 95 98,215
Lower Merion School District, Series 2021, GO,
5.00%, 11/15/27 (SAW) ............ 335 351,872
Monroeville Finance Authority, Series 2012, RB,
5.00%, 02/15/27 ................. 155 159,683
Northampton County General Purpose Authority,
Series 2024A, RB, 5.00%, 11/15/27 ..... 300 314,452
Pennsylvania Economic Development Financing
Authority
Series 2016 , RB , 5.00% , 03/15/27 ...... 125 127,661
Series 2025B , RB , 5.00% , 03/15/27
(c)
.... 400 412,630
Pennsylvania Housing Finance Agency, Series
2020-133, RB, 5.00%, 10/01/27 ....... 200 208,049
Pennsylvania State University (The)
Series B , RB , 5.25% , 08/15/27 ......... 255 267,656
Series B , RB , 4.00% , 09/01/27 ......... 310 313,039
Series 2019A , RB , 5.00% , 09/01/27 ..... 75 78,371
Series A , RB , 5.00% , 09/01/27 ......... 120 120,676
Series B , RB , 5.00% , 09/01/27 ......... 170 170,957
Pennsylvania Turnpike Commission
Series 2016 , RB , 5.00% , 06/01/27 ...... 1,420 1,433,971
Series 2016B , RB , 5.00% , 06/01/27 ..... 320 325,807
Series B-2 , RB , 5.00% , 06/01/27 ....... 445 461,683
Series 2015B , RB , 5.00% , 12/01/27 ..... 105 106,007
Series 2018A-2 , RB , 5.00% , 12/01/27 .... 190 199,336
Series 2019A , RB , 5.00% , 12/01/27 ..... 150 156,876
Series A-2 , RB , 5.00% , 12/01/27 ....... 275 288,513
Series A-2 , RB , 5.00% , 12/01/29 ....... 295 305,673
Pennsylvania Turnpike Commission Oil
Franchise Tax
Series 2021A , RB , 5.00% , 12/01/27 ..... 110 115,405
Series B , RB , 5.00% , 12/01/27 ......... 840 862,285
Philadelphia Gas Works Co., Series 14TH, RB,
5.00%, 10/01/27 ................. 200 204,185
Pittsburgh Water & Sewer Authority, Series
2017A, RB, 5.00%, 09/01/27 (AGM) ..... 155 161,852
Temple University-of The Commonwealth
System of Higher Education, Series 2025, RB,
5.00%, 04/01/27 (AGC) ............ 250 258,265
17,907,525

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
Schedules of Investments
47
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Rhode Island — 0.7%
Rhode Island Commerce Corp., Series 2016B,
RB, 5.00%, 06/15/27 .............. USD 530 $ 540,301
Rhode Island Health & Educational Building
Corp.
Series 2016A , RB , 5.00% , 05/15/27 ..... 485 492,719
Series 2017A , RB , 5.00% , 09/01/29 ..... 375 389,947
State of Rhode Island
Series 2019E , GO , 5.00% , 01/15/27 ..... 775 800,652
Series 2019A , GO , 5.00% , 05/01/27 ..... 165 171,376
Series 2017B , GO , 5.00% , 08/01/27 ..... 380 396,410
Series 2017B , GO , 5.00% , 08/01/28 ..... 675 700,959
Series 2017B , GO , 5.00% , 08/01/29 ..... 60 62,222
3,554,586
South Carolina — 0.6%
City of Charleston Waterworks & Sewer System
Series 2019 , RB , 5.00% , 01/01/27 ...... 225 232,577
Series 2016B , RB , 5.00% , 01/01/30 ..... 105 108,165
City of Columbia Waterworks & Sewer System,
Series 2019A, RB, 5.00%, 02/01/27 ..... 135 139,625
County of Charleston, Series 2017C, GO,
4.00%, 11/01/28 (SAW) ............ 200 202,259
County of Horry, Series 2020A, GO,
5.00%, 03/01/27 (SAW) ............ 100 103,711
County of Richland, Series 2021A, GO,
5.00%, 03/01/27 (SAW) ............ 300 311,079
Greenville County School District, Series 2023,
RB, 5.00%, 12/01/27 .............. 510 535,190
South Carolina Public Service Authority
RB , 5.00% , 12/01/27 ............... 605 631,393
Series 2025B , RB , 5.00% , 12/01/27 ..... 250 261,159
State of South Carolina, Series 2017A, GO,
5.00%, 04/01/27 (SAW) ............ 400 415,510
2,940,668
South Dakota — 0.0%
South Dakota Health & Educational Facilities
Authority, Series 2017, RB, 5.00%, 09/01/28 130 133,622
Tennessee — 1.7%
City of Chattanooga, Series A, RB,
3.00%, 09/01/27 ................. 300 296,171
City of Clarksville, Series 2021A, RB,
5.00%, 02/01/27 ................. 145 150,191
City of Franklin, Series 2019C, GO,
5.00%, 06/01/27 ................. 235 244,824
City of Memphis, Series 2020, GO,
5.00%, 05/01/27 ................. 690 717,178
City of Memphis Electric System
Series 2024 , RB , 5.00% , 12/01/27 ...... 55 57,675
Series 2017 , RB , 5.00% , 12/01/28 ...... 270 282,725
County of Blount, Series 2016B, GO,
5.00%, 06/01/27 ................. 100 101,903
County of Hamilton
Series 2020A , GO , 5.00% , 01/01/27 ..... 180 185,821
Series 2018A , GO , 5.00% , 04/01/27 ..... 220 228,146
County of Montgomery, Series 2017, GO,
5.00%, 04/01/27 ................. 175 181,645
County of Rutherford, Series 2020, GO,
5.00%, 04/01/27 ................. 260 270,120
County of Shelby
Series 2017A , GO , 5.00% , 04/01/27 ..... 190 196,963
Series 2019A , GO , 5.00% , 04/01/27 ..... 305 316,177
Series 2020B , GO , 5.00% , 04/01/27 ..... 345 357,643
Series 2017A , GO , 5.00% , 04/01/29 ..... 310 320,888
Security
Par (000)
Par (000) Value
Tennessee (continued)
County of Williamson
Series 2019 , GO , 5.00% , 04/01/27 ...... USD 150 $ 155,838
Series 2021B , GO , 5.00% , 05/01/27 ..... 500 519,695
County of Wilson
Series 2018 , GO , 5.00% , 04/01/27 ...... 195 202,479
Series 2022 , GO , 5.00% , 04/01/28 ...... 115 119,020
Health Educational & Housing Facility Board of
the City of Memphis (The), Series 2024, RB,
VRDN, 3.25%, 05/01/27
(a)
........... 160 159,402
Metropolitan Government of Nashville &
Davidson County
Series 2016 , GO , 5.00% , 01/01/27 ...... 445 455,142
Series 2021A , RB , 5.00% , 05/15/27 ..... 150 155,894
Series 2024A , RB , 5.00% , 05/15/27 ..... 180 187,436
Series 2024B , RB , 5.00% , 05/15/27 ..... 615 640,405
Series 2017 , GO , 4.00% , 07/01/27 ...... 370 377,320
Series 2018 , GO , 5.00% , 07/01/27 ...... 320 333,673
State of Tennessee
Series B , GO , 5.00% , 08/01/27 ........ 265 271,651
Series 2021A , GO , 5.00% , 11/01/27 ..... 180 189,086
Tennessee State School Bond Authority
Series B , RB , 5.00% , 11/01/27 ( ST
INTERCEPT ) .................. 700 734,629
Series B , RB , 5.00% , 11/01/28 ( ST
INTERCEPT ) .................. 415 432,238
8,841,978
Texas — 11.6%
Alamo Community College District
Series 2017 , GO , 5.00% , 08/15/27 ...... 315 328,958
Series 2021 , GO , 5.00% , 08/15/27 ...... 100 104,431
Aldine Independent School District, Series
2017A, GO, 5.00%, 02/15/27 (PSF) ..... 675 699,431
Alvin Independent School District, Series 2016,
GO, 5.00%, 02/15/27 (PSF) .......... 105 106,582
Arlington Independent School District
Series 2020 , GO , 5.00% , 02/15/27 ( PSF ) .. 315 326,010
Series 2023 , GO , 5.00% , 02/15/27 ( PSF ) .. 125 129,369
Austin Community College District, Series
2016A, RB, 5.00%, 02/01/27 ......... 110 111,347
Austin Independent School District
Series 2017 , GO , 5.00% , 08/01/27 ( PSF ) .. 150 153,608
Series 2019 , GO , 5.00% , 08/01/27 ( PSF ) .. 540 564,039
Series 2020 , GO , 5.00% , 08/01/27 ( PSF ) .. 585 611,042
Series 2021 , GO , 5.00% , 08/01/27 ( PSF ) .. 250 261,129
Series 2022B , GO , 5.00% , 08/01/27 ( PSF ) 660 689,381
Series 2023 , GO , 5.00% , 08/01/27 ...... 275 287,235
Barbers Hill Independent School District, Series
2024, GO, 5.00%, 02/15/27 (PSF) ...... 100 103,478
Board of Regents of the University of Texas
System
Series 2016E , RB , 5.00% , 08/15/27 ..... 430 449,272
Series 2016J , RB , 5.00% , 08/15/27 ..... 190 195,116
Series 2019A , RB , 5.00% , 08/15/27 ..... 125 130,602
City of Austin
Series 2016 , GO , 5.00% , 09/01/27 ...... 500 509,381
Series 2017 , GO , 5.00% , 09/01/27 ...... 75 78,298
Series 2020 , GO , 5.00% , 09/01/27 ...... 425 443,689
Series 2017 , GO , 5.00% , 09/01/28 ...... 110 114,199
City of Austin Water & Wastewater System
Series 2017 , RB , 5.00% , 11/15/27 ...... 300 314,367
Series 2021 , RB , 5.00% , 11/15/27 ...... 115 120,507
Series 2017 , RB , 5.00% , 11/15/28 ...... 130 135,272
City of Dallas
Series 2023A , GO , 5.00% , 02/15/27 ..... 1,000 1,033,892

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
48
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2021 , RB , 4.00% , 08/15/27 ...... USD 150 $ 150,183
City of Dallas Waterworks & Sewer System,
Series 2016A, RB, 5.00%, 10/01/27 ..... 205 210,451
City of Fort Worth, Series 2018, GO,
5.00%, 03/01/27 ................. 250 258,768
City of Fort Worth Water & Sewer System,
Series 2020A, RB, 5.00%, 02/15/27 ..... 495 511,952
City of Garland Electric Utility System, Series
2019A, RB, 5.00%, 03/01/27 ......... 115 118,721
City of Houston, Series 2017A, GO,
5.00%, 03/01/27 ................. 375 388,288
City of Houston Combined Utility System
Series 2016B , RB , 5.00% , 11/15/27 ..... 125 128,308
Series 2017B , RB , 5.00% , 11/15/27 ..... 120 125,687
Series 2018D , RB , 5.00% , 11/15/27 ..... 130 136,161
Series 1998A , RB , 0.00% , 12/01/27 ( AGM )
(b)
215 196,655
City of San Antonio
GO , 5.00% , 02/01/27 ............... 200 207,121
Series 2023 , GO , 5.00% , 02/01/27 ...... 100 103,561
Series 2018 , GO , 5.00% , 08/01/27 ...... 125 130,506
Series 2019 , GO , 5.00% , 08/01/27 ...... 250 261,012
Series 2017 , GO , 5.00% , 08/01/28 ...... 150 155,806
City of San Antonio Electric & Gas Systems
Series 2017 , RB , 5.00% , 02/01/27 ...... 100 103,249
Series 2018 , RB , 5.00% , 02/01/27 ...... 160 165,198
Clear Creek Independent School District, Series
2021, GO, 5.00%, 02/15/27 (PSF) ...... 115 118,999
Clifton Higher Education Finance Corp., Series
2017, RB, 4.00%, 08/15/28 (PSF) ...... 1,000 1,009,971
College Station Independent School District
Series 2017 , GO , 5.00% , 08/15/27 ( PSF ) .. 105 107,763
Series 2017 , GO , 5.00% , 08/15/28 ( PSF ) .. 125 130,395
Comal Independent School District, Series 2020,
GO, 5.00%, 02/01/27 (PSF) .......... 230 237,830
Conroe Independent School District
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) .. 320 324,990
Series 2020A , GO , 5.00% , 02/15/27 ( PSF ) 1,040 1,076,720
County of Bexar
Series 2016 , GO , 5.00% , 06/15/27 ...... 1,810 1,814,151
Series 2017 , GO , 5.00% , 06/15/27 ...... 180 183,483
Series 2018 , GO , 5.00% , 06/15/27 ...... 205 213,204
County of Fort Bend, Series B, GO,
5.00%, 03/01/27 ................. 405 411,410
County of Harris
Series 2016A , RB , 5.00% , 08/15/27 ..... 240 245,142
Series 2017A , GO , 5.00% , 10/01/27 ..... 150 157,033
County of Harris Toll Road
Series 2018A , RB , 5.00% , 08/15/27 ..... 115 120,073
Series 2022A , RB , 5.00% , 08/15/27 ..... 525 547,566
Cypress-Fairbanks Independent School District
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) .. 685 695,429
Series 2018 , GO , 5.00% , 02/15/27 ( PSF ) .. 175 181,210
Series 2019A , GO , 5.00% , 02/15/27 ( PSF ) 475 491,855
Series 2020A , GO , 5.00% , 02/15/27 ( PSF ) 215 222,629
Series 2022 , GO , 5.00% , 02/15/27 ( PSF ) .. 220 227,807
Series 2024A , GO , 5.00% , 02/15/27 ( PSF ) 135 139,790
Series 2024B , GO , 5.00% , 02/15/27 ( PSF ) 500 517,742
Dallas Area Rapid Transit, Series 2019, RB,
5.00%, 12/01/27 ................. 1,435 1,505,189
Dallas Fort Worth International Airport
Series 2020A , RB , 5.00% , 11/01/27 ..... 365 381,797
Series 2020B , RB , 5.00% , 11/01/27 ..... 765 800,204
Dallas Independent School District
Series 2022 , GO , 5.00% , 02/15/27 ( PSF ) .. 385 399,071
Series 2023 , GO , 5.00% , 02/15/27 ( PSF ) .. 420 435,350
Security
Par (000)
Par (000) Value
Texas (continued)
Denton Independent School District, Series
2023, GO, 5.00%, 08/15/27 (PSF) ...... USD 300 $ 312,963
El Paso Independent School District, Series
2020, GO, 5.00%, 08/15/27 (PSF) ...... 420 437,391
Fort Bend Independent School District
Series 2017E , GO , 5.00% , 02/15/27 ( PSF ) 455 470,823
Series 2019B , GO , 5.00% , 02/15/27 ( PSF ) 195 201,781
Series 2020 , GO , 5.00% , 08/15/27 ( PSF ) .. 180 187,778
Fort Worth Independent School District
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) .. 155 157,287
Series 2020 , GO , 5.00% , 02/15/27 ( PSF ) .. 130 134,567
Frisco Independent School District, Series 2017,
GO, 4.00%, 08/15/29 (PSF) .......... 170 171,775
Garland Independent School District, Series A,
GO, 5.00%, 02/15/27 (PSF) .......... 160 160,255
Harris County Flood Control District, Series
2015A, RB, 5.00%, 10/01/27 ......... 395 398,802
Hays Consolidated Independent School District,
Series 2023, GO, 5.00%, 02/15/27 (PSF) .. 305 315,661
Highland Park Independent School District,
Series 2015, GO, 2.75%, 02/15/27 ...... 500 494,399
Katy Independent School District, Series D, GO,
5.00%, 02/15/27 (PSF) ............. 295 305,520
Keller Independent School District, Series 2020,
GO, 5.00%, 02/15/27 (PSF) .......... 365 377,693
Klein Independent School District, Series 2018,
GO, 5.00%, 02/01/27 (PSF) .......... 400 413,618
Lamar Consolidated Independent School District,
Series 2024A, GO, 5.00%, 02/15/27 (PSF) . 500 517,742
Leander Independent School District, Series B,
GO, 0.00%, 08/15/27
(b)
............. 150 137,555
Lewisville Independent School District
Series 2016A , GO , 4.00% , 08/15/27 ( PSF ) 340 340,635
Series 2017 , GO , 5.00% , 08/15/27 ( PSF ) .. 240 245,701
Series 2020 , GO , 5.00% , 08/15/27 ( PSF ) .. 715 746,378
Series 2024 , GO , 5.00% , 08/15/27 ( PSF ) .. 880 918,620
Lone Star College System, Series 2017A, GO,
5.00%, 08/15/28 ................. 160 165,277
Lower Colorado River Authority
Series 2021 , RB , 5.00% , 05/15/27 ...... 195 202,031
Series 2024 , RB , 5.00% , 05/15/27 ( AGM ) . 520 539,165
Series 2025 , RB , 5.00% , 05/15/27
(c)
..... 250 259,014
Mesquite Independent School District, Series
2018, GO, 5.00%, 08/15/29 (PSF) ...... 255 265,290
Metropolitan Transit Authority of Harris
County Sales & Use Tax, Series A, RB,
5.00%, 11/01/27 ................. 335 344,318
North East Independent School District, Series
2007, GO, 5.25%, 02/01/27 (PSF) ...... 260 269,951
North Texas Municipal Water District
Series 2016 , RB , 5.00% , 06/01/27 ...... 195 198,712
Series 2017 , RB , 5.00% , 06/01/27 ...... 160 166,232
North Texas Municipal Water District Upper East
Fork Wastewater Interceptor System, Series
2017, RB, 5.00%, 06/01/27 .......... 375 389,606
North Texas Municipal Water District Water
System
Series 2019A , RB , 3.00% , 09/01/27 ..... 200 199,144
Series 2015 , RB , 5.00% , 09/01/27 ...... 135 135,739
Series 2020 , RB , 5.00% , 09/01/27 ...... 595 620,770
Series 2021 , RB , 5.00% , 09/01/27 ...... 155 161,713
North Texas Tollway Authority
Series 2019B , RB , 5.00% , 01/01/27 ..... 935 963,827
Series 2023A , RB , 5.00% , 01/01/27 ..... 500 516,735
Series 2024A , RB , 5.00% , 01/01/27 ..... 90 93,012

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
Schedules of Investments
49
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series A , RB , 5.00% , 01/01/27 ......... USD 445 $ 450,709
Series B , RB , 5.00% , 01/01/27 ......... 475 480,778
Northside Independent School District
Series 2016 , GO , 5.00% , 06/15/27 ( PSF ) .. 475 485,248
Series 2017 , GO , 4.00% , 08/15/27 ( PSF ) .. 200 201,368
Series 2018A , GO , 5.00% , 08/15/27 ( PSF ) 295 306,751
Series 2021 , GO , 5.00% , 08/15/27 ( PSF ) .. 1,185 1,232,201
Northwest Independent School District, Series
2017, GO, 5.00%, 02/15/28 (PSF) ...... 205 213,683
Permanent University Fund - Texas A&M
University System
Series 2009A , RB , 5.00% , 07/01/27 ..... 525 526,229
Series 2009B , RB , 5.00% , 07/01/27 ..... 25 25,059
Permanent University Fund - University of Texas
System
Series 2016B , RB , 5.00% , 07/01/27 ..... 130 132,803
Series 2022A , RB , 5.00% , 07/01/27 ..... 345 359,685
Pflugerville Independent School District
Series 2019A , GO , 5.00% , 02/15/27 ( PSF ) 1,220 1,262,643
Series 2023A , GO , 5.00% , 02/15/27 ..... 235 242,965
Plano Independent School District
Series 2016A , GO , 5.00% , 02/15/27 ( PSF ) 175 177,500
Series 2023 , GO , 5.00% , 02/15/27 ...... 215 222,287
Series 2025 , GO , 5.00% , 02/15/27 ( PSF ) .. 490 507,301
Prosper Independent School District, Series
2022, GO, 5.00%, 02/15/27 (PSF) ...... 230 237,999
Round Rock Independent School District
Series 2017 , GO , 5.00% , 08/01/27 ...... 185 192,902
Series 2019A , GO , 5.00% , 08/01/27 ( PSF ) 1,740 1,816,300
San Antonio Independent School District
Series 2019 , GO , 5.00% , 08/15/27 ( PSF ) .. 175 182,641
Series 2021 , GO , 5.00% , 08/15/27 ( PSF ) .. 245 255,697
San Antonio Water System
Series 2016C , RB , 5.00% , 05/15/27 ..... 320 328,889
Series 2020A , RB , 5.00% , 05/15/27 ..... 650 675,047
Series 2020C , RB , 5.00% , 05/15/27 ..... 285 295,982
Series 2021A , RB , 5.00% , 05/15/27 ..... 140 145,395
Series 2017A , RB , 5.00% , 05/15/30 ..... 255 262,993
Spring Branch Independent School District,
Series 2022, GO, 5.00%, 02/01/27 (PSF) .. 195 201,740
Spring Independent School District, Series
2017A, GO, 5.00%, 08/15/27 ......... 185 188,651
State of Texas
Series 2016A , GO , 5.00% , 04/01/27 ..... 205 208,555
Series 2015A , GO , 5.00% , 10/01/27 ..... 115 115,705
Series 2018A , GO , 5.00% , 10/01/27 ..... 405 424,387
Series 2024 , GO , 5.00% , 10/01/27 ...... 725 758,667
Series 2017A , GO , 5.00% , 10/01/28 ..... 105 109,508
Series B , GO , 5.00% , 10/01/29 ........ 290 301,999
Temple Independent School District, Series
2017, GO, 4.00%, 02/01/28 (PSF) ...... 100 101,350
Texas A&M University
Series 2016C , RB , 4.00% , 05/15/27 ..... 175 176,456
Series 2016E , RB , 4.00% , 05/15/27 ..... 790 796,817
Series 2017E , RB , 5.00% , 05/15/27 ..... 500 520,251
Series 2021A , RB , 5.00% , 05/15/27 ..... 250 260,126
Series 2022 , RB , 5.00% , 05/15/27 ...... 230 239,316
Series 2017C , RB , 5.00% , 05/15/28 ..... 255 263,644
Series 2017E , RB , 5.00% , 05/15/29 ..... 105 108,406
Texas Department of Transportation State
Highway Fund
Series 2008 , RB , 5.25% , 04/01/27 ...... 270 281,513
Series 2016-A , RB , 5.00% , 10/01/27 ..... 150 153,737
Texas Public Finance Authority, Series 2019, RB,
5.00%, 02/01/27 ................. 250 258,700
Security
Par (000)
Par (000) Value
Texas (continued)
Texas State University System
Series 2017A , RB , 5.00% , 03/15/27 ..... USD 550 $ 570,006
Series 2019A , RB , 5.00% , 03/15/27 ..... 485 502,641
Series 2021A , RB , 5.00% , 03/15/27 ..... 140 145,092
Series A , RB , 5.00% , 03/15/27 ......... 260 260,375
Series 2017A , RB , 5.00% , 03/15/30 ..... 350 359,423
Texas Tech University System, Series 2017A,
RB, 5.00%, 02/15/27 .............. 190 196,646
Texas Water Development Board
Series 2016 , RB , 5.00% , 04/15/27 ...... 375 385,412
Series 2017A , RB , 5.00% , 04/15/27 ..... 130 135,166
Series 2020 , RB , 5.00% , 04/15/27 ...... 95 98,775
Series A , RB , 5.00% , 04/15/27 ......... 305 307,643
Series 2018 , RB , 5.00% , 08/01/27 ...... 65 67,836
Series 2020 , RB , 5.00% , 08/01/27 ...... 160 166,981
Series 2022 , RB , 5.00% , 08/01/27 ...... 85 88,708
Series 2018A , RB , 5.00% , 10/15/27 ..... 150 157,108
Series 2018B , RB , 5.00% , 10/15/27 ..... 85 89,028
Series A , RB , 5.00% , 10/15/27 ......... 190 191,398
Series 2017A , RB , 5.00% , 04/15/28 ..... 450 469,033
Series 2018 , RB , 5.00% , 08/01/29 ...... 675 700,635
Trinity River Authority Central Regional
Wastewater System, Series 2017, RB,
5.00%, 08/01/28 ................. 375 388,946
Trinity River Authority Denton Creek Wastewater
Treatment System, Series 2017, RB,
5.00%, 02/01/27 ................. 210 216,895
University of North Texas System
Series 2017A , RB , 5.00% , 04/15/27 ..... 370 382,687
Series 2017A , RB , 5.00% , 04/15/28 ..... 100 103,130
Series 2017A , RB , 5.00% , 04/15/30 ..... 605 622,974
Via Metropolitan Transit, Series 2017, RB,
5.00%, 07/15/28 ................. 105 108,373
60,392,039
Utah — 0.8%
Alpine School District, Series 2021A, GO,
5.00%, 03/15/27 (GTD) ............. 290 301,079
Canyons School District Local Building Authority,
Series 2021, RB, 5.00%, 06/15/27 ...... 460 478,526
City of Salt Lake City, Series 2022, RB,
5.00%, 02/01/27 ................. 190 196,798
Intermountain Power Agency, Series 2022A, RB,
5.00%, 07/01/27 ................. 325 335,788
State of Utah
Series 2017 , GO , 5.00% , 07/01/27 ...... 375 384,914
Series 2019 , GO , 5.00% , 07/01/27 ...... 275 287,058
Series 2020 , GO , 5.00% , 07/01/27 ...... 505 527,142
Series 2018 , GO , 5.00% , 07/01/28 ...... 330 341,063
Series 2018 , GO , 5.00% , 07/01/29 ...... 170 175,519
University of Utah (The)
Series 2016A , RB , 5.00% , 08/01/27 ..... 280 281,331
Series 2017A , RB , 5.00% , 08/01/27 ( SAP ) . 225 235,023
Utah Associated Municipal Power Systems,
Series 2017A, RB, 5.00%, 09/01/27 ..... 195 202,384
Utah Water Finance Agency, Series 2017A, RB,
5.00%, 03/01/28 ................. 250 256,832
4,003,457
Vermont — 0.1%
State of Vermont
Series 2017B , GO , 5.00% , 08/15/27 ..... 100 104,660
Series 2019B , GO , 5.00% , 08/15/27 ..... 75 78,495

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
50
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Vermont (continued)
Vermont Municipal Bond Bank, Series 2024, RB,
5.00%, 12/01/27 ................. USD 500 $ 524,329
707,484
Virginia — 2.8%
City of Alexandria, Series 2017C, GO,
5.00%, 07/01/27 (SAW) ............ 190 198,322
City of Norfolk
Series B , GO , 4.00% , 10/01/27 ........ 140 142,071
Series 2017C , GO , 5.00% , 09/01/31 ( SAW ) 270 279,835
City of Richmond
Series 2016A , RB , 5.00% , 01/15/27 ..... 365 370,137
Series 2017D , GO , 5.00% , 03/01/27 ( SAW ) 195 202,272
Series 2017B , GO , 5.00% , 07/15/27 ..... 270 281,966
Series 2017B , GO , 5.00% , 07/15/28 ..... 200 208,072
City of Virginia Beach, Series 2019B, GO,
5.00%, 07/15/27 (SAW) ............ 260 271,693
County of Arlington
Series 2019 , GO , 5.00% , 06/15/27 ...... 155 161,658
Series 2019B , GO , 5.00% , 08/15/27 ( SAW ) 115 120,304
County of Fairfax
Series 2016A , RB , 5.00% , 07/15/27 ..... 175 179,172
Series 2021A , GO , 4.00% , 10/01/27 ( SAW ) 445 456,088
Series 2023A , GO , 4.00% , 10/01/27 ( SAW ) 210 215,232
County of Henrico
Series 2015 , GO , 5.00% , 08/01/27 ...... 100 104,494
Series 2017A , GO , 5.00% , 08/01/27 ..... 55 57,472
Series 2017B , GO , 5.00% , 08/01/27 ( SAW ) 250 261,234
Series 2020A , GO , 5.00% , 08/01/27 ( SAW ) 300 313,481
County of Loudoun
Series 2020A , GO , 5.00% , 12/01/27 ( SAW ) 700 736,536
Series 2021B , GO , 5.00% , 12/01/27 ..... 90 94,698
Fairfax County Industrial Development Authority,
Series 2022, RB, 5.00%, 05/15/27 ...... 295 305,999
Hampton Roads Sanitation District, Series
2017A, RB, 5.00%, 10/01/28 ......... 205 214,270
Loudoun County Economic Development
Authority
Series 2016A , RB , 3.00% , 12/01/27 ..... 160 158,548
Series 2020A , RB , 5.00% , 12/01/27 ..... 200 209,828
Virginia College Building Authority
Series 2017C , RB , 5.00% , 02/01/27 ..... 255 263,952
Series 2017E , RB , 5.00% , 02/01/27 ..... 890 921,246
Series 2019C , RB , 5.00% , 02/01/27 ..... 1,130 1,169,671
Series 2021A , RB , 5.00% , 02/01/27 ..... 175 181,144
Series B , RB , 5.00% , 02/01/27 ......... 225 232,899
Series 2016A , RB , 5.00% , 09/01/27 ( ST
INTERCEPT ) .................. 360 368,160
Series 2017A , RB , 5.00% , 09/01/27 ( ST
INTERCEPT ) .................. 245 256,126
Series 2019A , RB , 5.00% , 09/01/27 ( ST
INTERCEPT ) .................. 125 130,676
Series 2017C , RB , 5.00% , 02/01/30 ..... 205 210,883
Virginia Commonwealth Transportation Board
Series 2016 , RB , 5.00% , 03/15/27 ...... 165 169,412
Series 2017A , RB , 5.00% , 05/15/27 ..... 745 774,907
Series 2019 , RB , 5.00% , 05/15/27 ...... 375 390,054
Series 2016 , RB , 5.00% , 09/15/27 ...... 195 200,179
Series 2017 , RB , 5.00% , 09/15/27 ...... 200 209,261
Series 2017A , RB , 5.00% , 05/15/29 ..... 320 334,072
Virginia Public Building Authority
Series 2017A , RB , 4.00% , 08/01/27 ..... 135 137,912
Series B , RB , 5.00% , 08/01/27 ......... 705 721,860
Series 2017A , RB , 5.00% , 08/01/29 ..... 410 427,170
Series 2017A , RB , 4.00% , 08/01/31 ..... 70 71,280
Security
Par (000)
Par (000) Value
Virginia (continued)
Virginia Public School Authority
Series 2019C , RB , 5.00% , 08/01/27 ( ST
INTERCEPT ) .................. USD 140 $ 146,073
Series 2020B , RB , 5.00% , 08/01/27 ( ST
INTERCEPT ) .................. 415 433,003
Series 2021C , RB , 5.00% , 08/01/27 ( SAW ) 140 146,073
Series 2020 , RB , 4.00% , 10/01/27 ( SAW ) . 100 102,445
Series 2019A , RB , 5.00% , 10/01/27 ( SAW ) 185 193,983
Series 2016 , RB , 4.00% , 02/01/29 ( ST
INTERCEPT ) .................. 370 373,950
Virginia Resources Authority
Series 2015D , RB , 5.00% , 11/01/27 ..... 300 302,997
Series 2019C , RB , 5.00% , 11/01/27 ..... 60 62,979
14,475,749
Washington — 4.6%
Central Puget Sound Regional Transit Authority
Series 2016S-1 , RB , 5.00% , 11/01/27 .... 585 598,248
Series 2021S-1 , RB , 5.00% , 11/01/27 .... 525 550,451
City of Seattle
Series 2016 , RB , 5.00% , 04/01/27 ...... 270 274,870
Series 2016B , RB , 5.00% , 04/01/27 ..... 365 371,550
Series 2019A , GO , 5.00% , 05/01/27 ..... 340 353,854
Series 2015A , GO , 5.00% , 06/01/27 ..... 170 170,207
Series 2020A , RB , 5.00% , 07/01/27 ..... 225 234,384
Series 2022 , RB , 5.00% , 07/01/27 ...... 845 880,241
Series 2017C , RB , 5.00% , 09/01/27 ..... 190 198,496
Series 2016C , RB , 4.00% , 10/01/27 ..... 175 176,479
Series 2021A , GO , 5.00% , 12/01/27 ..... 390 410,179
City of Seattle Water System
Series 2015 , RB , 5.00% , 05/01/27 ...... 400 400,320
Series 2017 , RB , 5.00% , 08/01/27 ...... 155 159,583
City of Tacoma, Series 2018, RB,
5.00%, 12/01/27 ................. 150 157,532
Clark County Public Utility District No. 1 Electric,
Series 2024, RB, 5.00%, 01/01/27 ...... 200 206,859
Clark County School District No. 114 Evergreen,
Series 2019, GO, 5.00%, 12/01/27 (GTD) . 755 793,102
County of King
Series 2020A , RB , 5.00% , 01/01/27 ..... 105 108,758
Series 2016A , RB , 5.00% , 07/01/27 ..... 55 55,659
Series 2016B , RB , 5.00% , 07/01/27 ..... 880 895,831
Series 2019B , GO , 5.00% , 07/01/27 ..... 130 135,561
Series 2015E , GO , 5.00% , 12/01/27 ..... 305 307,640
Series 2021A , GO , 5.00% , 12/01/27 ..... 120 126,056
County of Snohomish, Series 2021A, GO,
5.00%, 12/01/27 ................. 245 257,053
Energy Northwest
Series 2015A , RB , 5.00% , 07/01/27 ..... 500 501,242
Series 2016-A , RB , 5.00% , 07/01/27 ..... 555 566,392
Series 2017-A , RB , 5.00% , 07/01/27 ..... 820 855,075
Series 2018C , RB , 5.00% , 07/01/27 ..... 505 526,601
Series 2020A , RB , 5.00% , 07/01/27 ..... 210 218,983
Series 2017A , RB , 5.00% , 07/01/28 ..... 965 999,361
Series 2017-A , RB , 5.00% , 07/01/29 ..... 330 341,610
King County School District No. 210 Federal
Way, Series 2019, GO, 4.00%, 12/01/27
(GTD) ....................... 90 92,094
King County School District No. 403 Renton,
Series 2016, GO, 5.00%, 12/01/27 (GTD) . 300 302,614
King County School District No. 405 Bellevue,
Series 2016, GO, 5.00%, 12/01/27 (GTD) . 635 649,918
King County School District No. 410 Snoqualmie
Valley, Series 2017, GO, 5.00%, 12/01/27
(GTD) ....................... 110 113,583

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
Schedules of Investments
51
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington (continued)
King County School District No. 414
Lake Washington, Series 2020, GO,
4.00%, 12/01/27 (GTD) ............. USD 520 $ 532,100
Kitsap County School District No. 401 Central
Kitsap, Series 2017, GO, 5.00%, 12/01/27
(GTD) ....................... 150 157,379
Pierce County School District No. 401 Peninsula,
Series 2019, GO, 5.00%, 12/01/27 (GTD) . 235 246,680
Pierce County School District No. 402 Franklin
Pierce, Series 2017, GO, 5.00%, 12/01/29
(GTD) ....................... 190 196,651
Port of Seattle
Series 2016 , RB , 5.00% , 02/01/27 ...... 300 304,191
Series 2017 , GO , 5.00% , 01/01/29 ...... 200 205,124
Snohomish County School District No.
201 Snohomish, Series 2016, GO,
5.00%, 12/01/27 (GTD) ............. 420 423,635
Spokane County School District No. 356 Central
Valley, Series 2018, GO, 5.00%, 12/01/28
(GTD) ....................... 230 238,338
Spokane County School District No. 81
Spokane, Series 2017B, GO, 5.00%, 12/01/28
(GTD) ....................... 310 322,718
State of Washington
Series 2017D , GO , 5.00% , 02/01/27 ..... 360 372,528
Series 2021C , GO , 5.00% , 02/01/27 ..... 390 403,572
Series 2020C , GO , 5.00% , 02/01/27 ..... 690 714,011
Series 2005C , GO , 0.00% , 06/01/27
( AMBAC )
(b)
.................... 120 112,089
Series 2021D , GO , 5.00% , 06/01/27 ..... 220 229,298
Series 2021F , GO , 5.00% , 06/01/27 ..... 105 109,438
Series R-2022C , GO , 4.00% , 07/01/27 ... 300 306,900
Series 2019 , COP , 5.00% , 07/01/27 ..... 180 187,315
Series R-2021D , GO , 5.00% , 07/01/27 ... 800 835,077
Series R-2020C , GO , 5.00% , 07/01/27 ... 255 266,181
Series 2017B , GO , 5.00% , 08/01/27 ..... 65 66,459
Series R-2017A , GO , 5.00% , 08/01/27 ... 385 393,642
Series R-2017B , GO , 5.00% , 08/01/27 ... 100 102,245
Series R-2018C , GO , 5.00% , 08/01/27 ... 705 737,029
Series R-2018D , GO , 5.00% , 08/01/27 ... 125 130,679
Series 2020A , GO , 5.00% , 08/01/27 ..... 860 899,071
Series R-2018C , GO , 5.00% , 08/01/29 ... 445 460,824
University of Washington
Series 2021A , RB , 5.00% , 04/01/27 ..... 300 311,165
Series 2015B , RB , 5.00% , 06/01/27 ..... 130 130,152
Series 2022C , RB , VRDN 4.00% , 08/01/27
(a)
1,000 1,011,382
Washington Health Care Facilities Authority
Series 2025A , RB , 5.00% , 03/01/27 ..... 150 154,966
Series 2019A-2 , RB , 5.00% , 08/01/27 .... 260 269,166
23,820,391
West Virginia — 0.5%
State of West Virginia
Series 2018B , GO , 5.00% , 06/01/27 ..... 100 104,098
Series 2019A , GO , 5.00% , 06/01/27 ..... 485 504,876
Series 2021A , GO , 5.00% , 06/01/27 ..... 280 291,475
Series 2018A , GO , 5.00% , 12/01/27 ..... 235 246,787
West Virginia Commissioner of Highways
Series 2017A , RB , 5.00% , 09/01/27 ..... 520 541,793
Series 2017A , RB , 5.00% , 09/01/29 ..... 305 316,236
Series 2018A , RB , 5.00% , 09/01/29 ..... 295 305,868
West Virginia Lottery Excess Lottery, Series
2015A, RB, 5.00%, 07/01/27 ......... 335 336,065
2,647,198
Security
Par (000)
Par (000) Value
Wisconsin — 1.5%
City of Green Bay Water System, Series 2019,
RB, 5.00%, 11/01/27 .............. USD 185 $ 193,554
Green Bay Area Public School District, GO,
5.00%, 04/01/27 ................. 165 171,016
Milwaukee Metropolitan Sewerage District,
Series 2017A, GO, 5.00%, 10/01/27 ..... 150 154,169
State of Wisconsin
Series 2019A , GO , 4.00% , 05/01/27 ..... 345 348,221
Series 2015-1 , GO , 5.00% , 05/01/27 ..... 315 315,000
Series 2021-1 , GO , 5.00% , 05/01/27 ..... 150 156,034
Series 2020B , GO , 5.00% , 05/01/27 ..... 440 457,698
Series 2020A , GO , 5.00% , 05/01/27 ..... 100 104,022
Series 2019B , GO , 5.00% , 05/01/27 ..... 250 260,056
Series 2021-2 , GO , 5.00% , 05/01/27 ..... 160 166,436
Series 2019A , RB , 5.00% , 05/01/27 ..... 460 477,332
Series 20242 , GO , 5.00% , 05/01/27 ..... 500 520,112
Series 2016-2 , GO , 4.00% , 11/01/27 ..... 210 211,733
Series 2017-2 , GO , 5.00% , 11/01/27 ..... 80 83,179
Series 2017-1 , GO , 5.00% , 11/01/27 ..... 460 478,278
Series 2016-2 , GO , 5.00% , 11/01/27 ..... 530 540,139
Series 2017-3 , GO , 5.00% , 11/01/27 ..... 300 311,920
Series 2019B , GO , 4.00% , 05/01/28 ..... 185 187,786
Series 2017-1 , GO , 5.00% , 11/01/28 ..... 250 259,597
Series 2019A , RB , 5.00% , 05/01/29 ..... 460 477,332
Wisconsin Department of Transportation
Series 2017-1 , RB , 5.00% , 07/01/27 ..... 615 641,292
Series 20172 , RB , 5.00% , 07/01/27 ..... 215 224,192
Series 2017-1 , RB , 5.00% , 07/01/28 ..... 510 530,184
Series 2017-2 , RB , 5.00% , 07/01/28 ..... 120 124,749
Wisconsin Health & Educational Facilities
Authority, Series 2016A, RB, 5.00%, 11/15/27 325 330,080
7,724,111
Total Long-Term Investments — 98 .9%
(Cost: $ 519,956,487 ) .............................. 516,122,067
Shares
Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 3.05%
(d) (e)
......... 171,418 171,435
Total Short-Term Securities — 0.0%
(Cost: $ 171,435 ) ................................. 171,435
Total Investments — 98 .9%
(Cost: $ 520,127,922 ) .............................. 516,293,502
Other Assets Less Liabilities — 1.1% .................... 5,621,439
Net Assets — 100.0% ...............................
$ 521,914,941
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Zero-coupon bond.
(c)
When-issued security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
52
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 311,204 $ — $ (139,769)
(a)
$ — $ — $ 171,435 171,418 $ 10,029 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 516,122,067 $ — $ 516,122,067
Short-Term Securities
Money Market Funds ...................................... 171,435 — — 171,435
$ 171,435 $ 516,122,067 $ — $ 516,293,502

Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
Schedules of Investments
53
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 0.7%
Alabama Federal Aid Highway Finance Authority,
Series A, RB, 5.00%, 09/01/28 ........ USD 90 $ 93,813
Alabama Highway Finance Corp., Series 2020A,
RB, 5.00%, 08/01/28 .............. 175 184,333
Alabama Public School & College Authority,
Series 2020A, RB, 5.00%, 11/01/28 ..... 735 783,396
Auburn University, Series 2025-A, RB,
5.00%, 06/01/28
(a)
................ 500 527,904
City of Huntsville, Series 2018B, GO,
5.00%, 05/01/28 ................. 80 83,752
State of Alabama
Series 2016A , GO , 4.00% , 11/01/28 ..... 45 45,229
Series 2018A , GO , 5.00% , 11/01/29 ..... 270 286,734
University of Alabama (The)
Series 2019A , RB , 5.00% , 07/01/28 ..... 175 185,489
Series 2019C , RB , 5.00% , 07/01/28 ..... 745 789,652
2,980,302
Arizona — 1.6%
Arizona Board of Regents
Series 2017B , RB , 5.00% , 07/01/28 ..... 300 310,532
Series 2021C , RB , 5.00% , 07/01/28 ..... 150 158,944
Series 2021 , RB , 5.00% , 08/01/28 ...... 125 132,271
Arizona Department of Transportation
State Highway Fund, Series 2016, RB,
5.00%, 07/01/28 ................. 120 122,090
Arizona Industrial Development Authority, Series
2023A, RB, 5.00%, 11/01/28 ......... 655 681,434
City of Mesa Utility System, Series 2018, RB,
5.00%, 07/01/29 ................. 155 161,709
City of Phoenix Civic Improvement Corp.
Series 2016 , RB , 5.00% , 07/01/28 ...... 160 162,734
Series 2017D , RB , 5.00% , 07/01/28 ..... 340 351,465
Series 2020A , RB , 5.00% , 07/01/28 ..... 435 461,472
Series 2021A , RB , 5.00% , 07/01/28 ..... 420 445,559
Series 2018A , RB , 5.00% , 07/01/29 ..... 245 257,947
County of Pima Sewer System
Series 2018 , RB , 5.00% , 07/01/28 ...... 200 212,109
Series 2020B , COP , 5.00% , 07/01/28 .... 260 275,741
Maricopa County Unified School District No. 80
Chandler, Series 2015C, GO, 5.00%, 07/01/28 110 116,694
Maricopa County Union High School District
No. 210-Phoenix, Series 2018, GO,
5.00%, 07/01/28 ................. 100 103,837
Salt River Project Agricultural Improvement &
Power District
Series 2016A , RB , 5.00% , 01/01/28 ..... 750 772,946
Series 2017A , RB , 5.00% , 01/01/28 ..... 425 447,085
Series 2019A , RB , 5.00% , 01/01/28 ..... 200 210,393
Series 2017A , RB , 5.00% , 01/01/29 ..... 535 561,104
Series 2017A , RB , 5.00% , 01/01/30 ..... 145 151,513
Series 2017A , RB , 5.00% , 01/01/31 ..... 150 156,630
Series 2017A , RB , 5.00% , 01/01/32 ..... 100 104,282
State of Arizona, Series 2019A, COP,
5.00%, 10/01/28 ................. 310 329,660
State of Arizona Lottery, Series 2019, RB,
5.00%, 07/01/28 ................. 150 158,652
University of Arizona (The), Series 2016, RB,
5.00%, 06/01/28 ................. 150 153,253
7,000,056
Security
Par (000)
Par (000) Value
California — 9.9%
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/28
(b)
............. USD 60 $ 54,097
California Health Facilities Financing Authority,
Series 2024A, RB, 5.00%, 12/01/28 ..... 370 387,610
California Infrastructure & Economic
Development Bank
Series 2017 , RB , 5.00% , 05/15/28 ...... 135 143,931
Series 2016 , RB , 5.00% , 10/01/28 ...... 220 224,014
Series 2017 , RB , 5.00% , 10/01/28 ...... 270 281,011
Series 2018 , RB , 5.00% , 10/01/28 ...... 85 90,450
Series 2024A , RB , 3.25% , 08/01/29 ..... 2,255 2,243,398
California State Public Works Board
Series 2019B , RB , 5.00% , 05/01/28 ..... 150 158,488
Series 2021B , RB , 5.00% , 05/01/28 ..... 55 58,112
Series 2022A , RB , 5.00% , 08/01/28 ..... 615 652,371
Series 2022C , RB , 5.00% , 08/01/28 ..... 235 249,280
Series 2024C , RB , 5.00% , 09/01/28 ..... 395 419,555
Series D , RB , 5.00% , 09/01/28 ......... 240 250,033
Series 2016E , RB , 4.00% , 10/01/28 ..... 50 50,480
Series 2017G , RB , 5.00% , 10/01/28 ..... 85 88,672
Series 2016C , RB , 5.00% , 11/01/28 ..... 25 25,640
Series 2018C , RB , 5.00% , 11/01/28 ..... 270 287,541
Series 2020D , RB , 5.00% , 11/01/28 ..... 100 106,497
Series 2020E , RB , 5.00% , 11/01/28 ..... 145 154,420
Series 2018C , RB , 5.00% , 11/01/31 ..... 155 163,732
California State University
Series 2016A , RB , 5.00% , 11/01/28 ..... 825 840,283
Series 2017A , RB , 5.00% , 11/01/28 ..... 45 46,902
Series 2018A , RB , 5.00% , 11/01/28 ..... 100 107,591
Series 2020C , RB , 5.00% , 11/01/28 ..... 100 107,591
Series 2018A , RB , 5.00% , 11/01/30 ..... 100 107,144
California Statewide Communities Development
Authority, Series 2018A, RB, 5.00%, 03/01/28 160 165,925
Campbell Union High School District, Series B,
GO, 5.00%, 08/01/28 .............. 115 118,331
City of Los Angeles
Series 2023A , RB , 5.00% , 02/01/28 ..... 300 318,080
Series 2018-B , GO , 5.00% , 09/01/28 .... 55 58,866
City of Los Angeles Department of Airports,
Series 2019E, RB, AMT, 5.00%, 05/15/28 . 25 26,466
City of Los Angeles Wastewater System
Series 2018A , RB , 5.00% , 06/01/30 ..... 90 95,014
Series 2018A , RB , 5.00% , 06/01/31 ..... 150 158,185
City of Riverside
Series 2019A , RB , 5.00% , 10/01/28 ..... 130 139,346
Series 2018A , RB , 5.00% , 08/01/29 ..... 125 132,649
City of San Francisco, Series A, RB,
5.00%, 11/01/28 ................. 405 416,740
Coast Community College District
Series 2006B , GO , 0.00% , 08/01/28 ( AGM )
(b)
890 801,930
Series 2019F , GO , 4.00% , 08/01/28 ..... 90 93,462
Series 2017D , GO , 5.00% , 08/01/28 ..... 170 178,269
Contra Costa Transportation Authority Sales Tax
Series 2017A , RB , 5.00% , 03/01/28 ..... 215 223,592
Series 2018B , RB , 5.00% , 03/01/28 ..... 215 223,592
East Bay Municipal Utility District Wastewater
System, Series 2017A, RB, 5.00%, 06/01/28 55 57,498
East Bay Municipal Utility District Water System,
Series 2017B, RB, 5.00%, 06/01/28 ..... 375 392,032
El Camino Community College District
Fountation (The)
Series 2012C , GO , 0.00% , 08/01/28
(b)
.... 1,000 898,743
Series 2016 , GO , 5.00% , 08/01/28 ...... 125 128,339
El Camino Healthcare District, Series 2006, GO,
0.00%, 08/01/28 (NPFGC)
(b)
.......... 495 443,175

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
54
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Fairfield-Suisun Unified School District, Series
2020, GO, 4.00%, 08/01/31 .......... USD 100 $ 102,732
Kern Community College District, Series 2006,
GO, 0.00%, 11/01/28 (AGM)
(b)
......... 250 221,124
Long Beach Community College District, Series
2017G, GO, 5.00%, 08/01/28 ......... 150 156,962
Long Beach Unified School District, Series 2016,
GO, 5.00%, 08/01/28 .............. 175 179,675
Los Angeles Community College District
Series I , GO , 4.00% , 08/01/28 ......... 35 35,376
Series J , GO , 5.00% , 08/01/28 ......... 65 67,793
Los Angeles County Facilities, Inc., Series
2018A, RB, 5.00%, 12/01/31 ......... 325 346,376
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2016A , RB , 5.00% , 06/01/28 ..... 230 234,448
Series 2021A , RB , 5.00% , 06/01/28 ..... 105 111,906
Series 2017A , RB , 5.00% , 07/01/28 ..... 140 146,410
Series 2019A , RB , 5.00% , 07/01/28 ..... 105 112,075
Series 2023A , RB , 5.00% , 07/01/28 ..... 230 245,497
Los Angeles Department of Water & Power
Series 2017B , RB , 5.00% , 07/01/28 ..... 60 61,109
Series 2017C , RB , 5.00% , 07/01/28 ..... 35 35,834
Series 2018D , RB , 5.00% , 07/01/28 ..... 75 77,724
Series 2020A , RB , 5.00% , 07/01/28 ..... 495 512,976
Series 2022E , RB , 5.00% , 07/01/28 ..... 25 25,908
Series 2023A , RB , 5.00% , 07/01/28 ..... 200 207,263
Series 2023D , RB , 5.00% , 07/01/28 ..... 200 207,263
Series 2018A , RB , 5.00% , 07/01/29 ..... 105 108,096
Series 2018D , RB , 5.00% , 07/01/30 ..... 100 103,203
Los Angeles Department of Water & Power
Water System
Series 2016A , RB , 5.00% , 07/01/28 ..... 510 514,432
Series 2016B , RB , 5.00% , 07/01/28 ..... 45 45,391
Series 2017A , RB , 5.00% , 07/01/28 ..... 230 234,252
Series 2020A , RB , 5.00% , 07/01/28 ..... 180 186,537
Series 2023A , RB , 5.00% , 07/01/28 ..... 290 300,531
Series 2018A , RB , 5.00% , 07/01/31 ..... 65 66,718
Series 2018B , RB , 5.00% , 07/01/31 ..... 120 123,732
Los Angeles Unified School District
Series 2020A , GO , 4.00% , 07/01/28 ..... 100 103,208
Series 2016B , GO , 5.00% , 07/01/28 ..... 505 515,739
Series 2018B-1 , GO , 5.00% , 07/01/28 .... 295 310,691
Series 2018M-1 , GO , 5.00% , 07/01/28 ... 130 136,915
Series 2020A , GO , 5.00% , 07/01/28 ..... 90 95,645
Series 2023QRR , GO , 5.00% , 07/01/28 ... 285 302,876
Series 2018B-1 , GO , 5.00% , 07/01/29 .... 255 267,602
Series 2018B-1 , GO , 5.00% , 07/01/30 .... 415 435,092
Series 2018M-1 , GO , 5.00% , 07/01/31 ... 180 188,569
Metropolitan Water District of Southern
California, Series 2018B, RB, 5.00%, 01/01/31 115 122,480
Napa Valley Community College District, Series
2005B, GO, 0.00%, 08/01/28 (NPFGC)
(b)
.. 140 125,703
Newport Mesa Unified School District
Series 2007 , GO , 0.00% , 08/01/28
( NPFGC )
(b)
.................... 675 605,489
Series 2017 , GO , 5.00% , 08/01/28 ...... 65 68,269
North Orange County Community College
District, Series 2003B, GO, 0.00%, 08/01/28
(NPFGC)
(b)
.................... 370 333,600
Ohlone Community College District, Series 2016,
GO, 4.00%, 08/01/28 .............. 605 611,650
Orange County Sanitation District, Series 2021A,
RB, 5.00%, 02/01/28 .............. 35 37,127
Security
Par (000)
Par (000) Value
California (continued)
Palos Verdes Peninsula Unified School District,
Series 2005R, GO, 0.00%, 09/01/28 (AGM)
(b)
USD 495 $ 443,731
Poway Unified School District, Series 2008A,
GO, 0.00%, 08/01/28
(b)
............. 120 107,855
Sacramento Municipal Utility District, Series
2022J, RB, 5.00%, 08/15/28 .......... 25 26,752
San Diego County Water Authority, Series
2021S-1, RB, 5.00%, 05/01/28 ........ 180 190,976
San Francisco Bay Area Rapid Transit District,
Series A-1, GO, 5.00%, 08/01/28 ....... 50 52,276
San Francisco Bay Area Rapid Transit
District Sales Tax, Series 2016A, RB,
4.00%, 07/01/28 ................. 75 75,850
San Francisco City & County Airport Comm-San
Francisco International Airport, Series 2016A,
RB, 5.00%, 05/01/28 .............. 190 193,499
San Francisco City & County Public Utilities
Commission Wastewater, Series 2018A, RB,
5.00%, 10/01/31 ................. 135 141,950
San Jose Evergreen Community College District,
Series B, GO, 0.00%, 09/01/28 (AGM)
(b)
.. 50 44,998
San Jose Unified School District, Series 2002C,
GO, 0.00%, 08/01/28 (NPFGC)
(b)
....... 810 731,015
San Juan Unified School District
Series 2019 , GO , 4.00% , 08/01/28 ...... 60 60,696
Series 2020 , GO , 4.00% , 08/01/30 ...... 165 170,041
San Marcos Unified School District, Series A,
GO, 0.00%, 08/01/28
(b)
............. 80 71,899
San Mateo County Community College District
Series 2006B , GO , 0.00% , 09/01/28
( NPFGC )
(b)
.................... 140 125,706
Series 2018B , GO , 5.00% , 09/01/28 ..... 95 101,894
San Mateo Union High School District, Series
2004C, GO, 0.00%, 09/01/28 (NPFGC)
(b)
.. 75 67,497
Santa Clara Valley Transportation Authority
Series 2023A , RB , 5.00% , 04/01/28 ..... 120 127,777
Series 2017B , RB , 5.00% , 06/01/28 ..... 125 133,528
Santa Monica Community College District,
Series 2009C, GO, 0.00%, 08/01/28
(b)
.... 1,540 1,388,497
Santa Monica-Malibu Unified School District,
Series E, GO, 4.00%, 08/01/28 ........ 200 202,666
Southern California Public Power Authority
Series 2019-1 , RB , 5.00% , 07/01/28 ..... 200 207,263
Series 2023-1 , RB , 5.00% , 07/01/28 ..... 570 592,081
State of California
Series 2003 , GO , 5.00% , 02/01/28 ( AMBAC ) 120 126,261
Series 2020 , GO , 4.00% , 03/01/28 ...... 535 548,250
GO , 5.00% , 04/01/28 ............... 1,580 1,667,075
Series 2019 , GO , 5.00% , 04/01/28 ...... 245 258,502
GO , 5.00% , 08/01/28 ............... 1,940 2,027,948
Series 2016 , GO , 5.00% , 08/01/28 ...... 540 552,155
GO , 4.00% , 09/01/28 ............... 150 151,048
GO , 5.00% , 09/01/28 ............... 1,040 1,070,663
Series 2016 , GO , 5.00% , 09/01/28 ...... 120 122,877
GO , 5.00% , 10/01/28 ............... 2,525 2,685,502
GO , 5.00% , 11/01/28 ............... 1,790 1,906,293
Series 2017 , GO , 5.00% , 11/01/28 ...... 1,000 1,044,589
GO , 5.00% , 08/01/29 ............... 685 724,957
GO , 5.00% , 08/01/30 ............... 605 638,810
Series 2018 , GO , 5.00% , 10/01/30 ...... 310 328,130
State of California Department of Water
Resources
Series 2016 , RB , 5.00% , 12/01/28 ...... 50 51,039
Series AW , RB , 5.00% , 12/01/28 ....... 125 128,769
Series AX , RB , 5.00% , 12/01/28 ........ 230 241,831

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
Schedules of Investments
55
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series AZ , RB , 5.00% , 12/01/28 ........ USD 115 $ 123,340
Series BA , RB , 5.00% , 12/01/28 ........ 185 198,417
Series AZ , RB , 5.00% , 12/01/29 ........ 130 139,342
Series AZ , RB , 5.00% , 12/01/30 ........ 170 182,104
Series AZ , RB , 5.00% , 12/01/31 ........ 70 74,896
University of California
Series 2018AZ , RB , 4.00% , 05/15/28 .... 310 319,149
Series 2021BH , RB , 5.00% , 05/15/28 .... 150 159,113
Series 2024BS , RB , 5.00% , 05/15/28 .... 500 530,376
Series 2018O , RB , 5.00% , 05/15/30 ..... 105 110,649
Series 2018AZ , RB , 5.00% , 05/15/31 .... 190 199,846
William S Hart Union High School District, Series
2005B, GO, 0.00%, 09/01/28 (AGM)
(b)
.... 225 201,828
43,173,281
Colorado — 1.3%
Board of Governors of Colorado State University
System
Series 2017C , RB , 5.00% , 03/01/28
( HERBIP ) ..................... 110 115,926
Series 2017C , RB , 5.00% , 03/01/29
( HERBIP ) ..................... 240 251,245
Board of Water Commissioners City & County
of Denver (The), Series 2016B, RB,
2.25%, 09/15/28 ................. 30 28,516
City & County of Denver
Series 2019A , GO , 5.00% , 08/01/28 ..... 405 430,874
Series 2020B , GO , 5.00% , 08/01/28 ..... 465 494,707
Series 2022A , GO , 5.00% , 08/01/28 ..... 250 265,972
City & County of Denver Airport System
Series 2019C , RB , 5.00% , 11/15/28 ..... 125 132,887
Series 2023A , RB , 5.00% , 11/15/28 ..... 50 53,155
City of Aurora, Series 2016, RB,
5.00%, 08/01/28 ................. 60 61,108
City of Colorado Springs Utilities System
Series 2020B , RB , 5.00% , 11/15/28 ..... 160 170,760
Series 2022A , RB , 5.00% , 11/15/28 ..... 410 437,571
City of Westminster Water & Wastewater Utility,
Series 2024, RB, 5.00%, 12/01/28 ...... 250 267,436
Colorado Health Facilities Authority, Series
2022A, RB, 5.00%, 11/01/28 ......... 250 263,164
Denver City & County School District No. 1
Series 2021B , GO , 4.00% , 12/01/28 ( SAW ) 420 433,661
Series 2017 , GO , 5.00% , 12/01/28 ( SAW ) . 210 214,803
E-470 Public Highway Authority, Series 2004A,
RB, 0.00%, 09/01/28 (NPFGC)
(b)
....... 680 604,875
Regional Transportation District Sales Tax,
Series 2021B, RB, 5.00%, 11/01/28 ..... 800 853,285
University of Colorado
Series 2017A-2 , RB , 5.00% , 06/01/28 .... 240 254,192
Series 2017A-2 , RB , 5.00% , 06/01/30 .... 230 241,573
5,575,710
Connecticut — 2.1%
City of Danbury, Series 2019B, GO,
4.00%, 11/01/28 ................. 50 50,626
Connecticut State Health & Educational Facilities
Authority, Series 2024A, RB, 5.00%, 07/01/28 500 527,139
State of Connecticut
Series 2021A , GO , 4.00% , 01/15/28 ..... 125 127,533
Series 2022A , GO , 4.00% , 01/15/28 ..... 140 142,837
Series 2018B , GO , 5.00% , 04/15/28 ..... 560 590,362
Series 2019A , GO , 5.00% , 04/15/28 ..... 595 627,260
Series 2018C , GO , 5.00% , 06/15/28 ..... 325 343,511
Series 2023B , GO , 5.00% , 08/01/28 ..... 205 217,102
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series 2018E , GO , 5.00% , 09/15/28 ..... USD 175 $ 185,678
Series 2022D , GO , 5.00% , 09/15/28 ..... 225 238,729
Series 2022E , GO , 5.00% , 11/15/28 ..... 395 420,166
Series 2024H , GO , 5.00% , 11/15/28 ..... 300 319,113
Series 2018E , GO , 5.00% , 09/15/30 ..... 325 342,504
Series 2018A , GO , 5.00% , 04/15/31 ..... 100 104,573
Series 2018E , GO , 5.00% , 09/15/31 ..... 205 215,466
State of Connecticut Clean Water Fund
- State Revolving Fund, Series A, RB,
5.00%, 05/01/28 ................. 150 155,788
State of Connecticut Special Tax
Series 2018A , RB , 5.00% , 01/01/28 ..... 565 592,845
Series 2021A , RB , 5.00% , 05/01/28 ..... 490 516,942
Series 2022A , RB , 5.00% , 07/01/28 ..... 560 592,302
Series 2022B , RB , 5.00% , 07/01/28 ..... 365 386,054
Series A , RB , 5.00% , 09/01/28 ......... 640 654,510
Series B , RB , 5.00% , 09/01/28 ......... 240 245,441
Series 2021D , RB , 5.00% , 11/01/28 ..... 575 611,287
Series 2018A , RB , 5.00% , 01/01/29 ..... 375 392,509
Series 2018B , RB , 5.00% , 10/01/30 ..... 245 258,401
University of Connecticut
Series 2018A , RB , 5.00% , 04/15/30 ..... 165 172,240
Series 2019A , RB , 5.00% , 11/01/30 ..... 150 157,648
9,188,566
Delaware — 0.6%
County of New Castle, Series 2021A, GO,
5.00%, 10/01/28 ................. 215 229,003
Delaware Transportation Authority
Series 2019 , RB , 5.00% , 07/01/28 ...... 460 488,407
Series 2020 , RB , 5.00% , 07/01/28 ...... 195 207,042
Series 2020 , RB , 5.00% , 09/01/28 ...... 135 143,378
State of Delaware
Series 2017A , GO , 5.00% , 01/01/28 ..... 310 326,753
Series 2020A , GO , 5.00% , 01/01/28 ..... 265 279,321
Series 2018A , GO , 5.00% , 02/01/28 ..... 85 89,727
Series 2019 , GO , 5.00% , 02/01/28 ...... 430 453,911
Series 2016A , GO , 2.13% , 03/01/28 ..... 15 14,272
Series 2020B , GO , 5.00% , 07/01/28 ..... 135 143,547
Series 2017A , GO , 5.00% , 01/01/29 ..... 175 183,893
Series 2018A , GO , 5.00% , 02/01/31 ..... 150 156,990
2,716,244
District of Columbia — 1.7%
District of Columbia
Series 2021D , GO , 5.00% , 02/01/28 ..... 275 289,100
Series 2016A , GO , 5.00% , 06/01/28 ..... 220 224,160
Series 2017D , GO , 5.00% , 06/01/28 ..... 445 460,726
Series 2018A , GO , 5.00% , 06/01/28 ..... 260 274,812
Series 2023B , GO , 5.00% , 06/01/28 ..... 150 158,545
Series D , GO , 5.00% , 06/01/28 ........ 160 164,364
Series 2019A , GO , 5.00% , 10/15/28 ..... 715 760,111
Series 2020 , RB , 5.00% , 12/01/28 ...... 1,005 1,067,312
Series 2018A , GO , 5.00% , 06/01/31 ..... 270 282,544
District of Columbia Income Tax
Series 2019A , RB , 5.00% , 03/01/28 ..... 375 394,768
Series 2020A , RB , 5.00% , 03/01/28 ..... 200 210,543
Series 2020C , RB , 5.00% , 05/01/28 ..... 95 100,282
Series 2019C , RB , 5.00% , 10/01/28 ..... 650 690,594
Series 2020B , RB , 5.00% , 10/01/28 ..... 360 382,483
District of Columbia Water & Sewer Authority
Series 2019B , RB , 5.00% , 10/01/28 ..... 180 191,362
Series 2024A , RB , 5.00% , 10/01/28 ..... 250 265,780
Series B , RB , 5.00% , 10/01/28 ......... 40 41,442
Series 2018B , RB , 5.00% , 10/01/29 ..... 195 205,618

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
56
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
District of Columbia (continued)
Series 2018B , RB , 5.00% , 10/01/30 ..... USD 135 $ 141,973
Washington Metropolitan Area Transit Authority
Series 2017B , RB , 5.00% , 07/01/28 ..... 130 134,725
Series 2020A , RB , 5.00% , 07/15/28 ..... 225 238,410
Series 2023A , RB , 5.00% , 07/15/28 ..... 545 577,483
Series 2023-A , RB , 5.00% , 07/15/28 ..... 185 196,026
7,453,163
Florida — 3.5%
Central Florida Expressway Authority, Series
2016B, RB, 5.00%, 07/01/28 ......... 525 534,761
City of Jacksonville, Series 2024, RB,
5.00%, 10/01/28 ................. 240 254,029
County of Miami-Dade
Series 2020 , RB , 5.00% , 04/01/28 ...... 175 184,828
Series 2015D , GO , 5.00% , 07/01/28 ..... 190 193,759
Series A , RB , 5.00% , 10/01/28 ......... 565 572,851
County of Miami-Dade Transit System, Series
2019, RB, 5.00%, 07/01/28 .......... 75 79,305
County of Miami-Dade Water & Sewer System
Series 2017B , RB , 5.00% , 10/01/28 ..... 500 520,370
Series 2019 , RB , 5.00% , 10/01/30 ...... 100 105,209
Florida Department of Environmental Protection
Series 2016A , RB , 2.00% , 07/01/28 ..... 100 93,053
Series 2017A , RB , 5.00% , 07/01/28 ..... 1,065 1,125,807
Series 2018A , RB , 5.00% , 07/01/28 ..... 190 200,848
Florida Department of Management Services,
Series 2018A, COP, 5.00%, 11/01/28 .... 165 175,025
Florida Insurance Assistance Interlocal Agency,
Inc., Series 2023A-1, RB, 5.00%, 09/01/28 . 350 356,470
Hillsborough County School Board
Series 2016A , COP , 5.00% , 07/01/28 .... 335 340,920
Series 2018 , COP , 5.00% , 07/01/30 ..... 735 770,535
JEA Water & Sewer System, Series 2024A, RB,
5.00%, 10/01/28 ................. 500 531,393
Lee County Industrial Development Authority,
Series 2019A-1, RB, 5.00%, 04/01/28 .... 225 234,570
Orange County School Board, Series 2017C,
COP, 5.00%, 08/01/28 ............. 110 116,393
Orlando Utilities Commission, Series 2024A, RB,
5.00%, 10/01/28 ................. 500 533,235
Palm Beach County School District
Series 2018B , COP , 5.00% , 08/01/28 .... 715 758,144
Series 2022B , COP , 5.00% , 08/01/28 .... 150 159,051
Series 2018C , COP , 5.00% , 08/01/29 .... 150 157,806
Pasco County School Board, Series 2024, RB,
5.00%, 10/01/28 ................. 500 530,058
School Board of Miami-Dade County (The)
Series 2015D , COP , 5.00% , 02/01/28 .... 150 151,683
Series 2025A , COP , 5.00% , 05/01/28 .... 500 523,850
School District of Broward County, Series 2019,
GO, 5.00%, 07/01/30 .............. 95 99,607
State of Florida
Series 2016D , GO , 5.00% , 06/01/28 ..... 150 152,966
Series 2017B , GO , 5.00% , 06/01/28 ..... 160 165,818
Series 2018A , GO , 5.00% , 06/01/28 ..... 100 105,818
Series 2019C , GO , 5.00% , 06/01/28 ..... 295 312,163
Series 2019D , GO , 5.00% , 06/01/28 ..... 255 269,835
Series 2018B , GO , 5.00% , 07/01/28 ..... 190 201,674
Series 2020A , GO , 5.00% , 07/01/28 ..... 120 127,373
Series 2022A , GO , 5.00% , 07/01/28 ..... 570 605,023
Series 2018B , GO , 5.00% , 07/01/29 ..... 100 105,967
Series 2018C , GO , 5.00% , 06/01/30 ..... 220 231,994
Series 2019A , GO , 5.00% , 07/01/31 ..... 75 79,229
Security
Par (000)
Par (000) Value
Florida (continued)
State of Florida Department of Transportation
Series 2019A , RB , 5.00% , 07/01/28 ..... USD 540 $ 570,832
Series 2020 , RB , 5.00% , 07/01/28 ...... 295 312,301
Series 2018 , RB , 5.00% , 07/01/31 ...... 100 104,720
Series 2018 , RB , 5.00% , 07/01/32 ...... 330 345,048
State of Florida Department of Transportation
Turnpike System
Series 2018A , RB , 5.00% , 07/01/28 ..... 130 137,745
Series 2019A , RB , 5.00% , 07/01/28 ..... 160 169,532
Series 2020A , RB , 5.00% , 07/01/28 ..... 540 572,172
Series 2020B , RB , 5.00% , 07/01/28 ..... 100 105,958
Series 2022A , RB , 5.00% , 07/01/28 ..... 150 158,937
State of Florida Lottery
Series 2017A , RB , 5.00% , 07/01/28 ..... 935 989,254
Series 2019A , RB , 5.00% , 07/01/28 ..... 250 264,506
15,392,425
Georgia — 1.8%
Atlanta Urban Residential Finance Authority,
Series 2024B, RB, VRDN, 2.92%, 05/01/28
(c)
1,000 984,782
Augusta Development Authority, Series 2018,
RB, 5.00%, 07/01/28 .............. 155 161,570
City of Atlanta Department of Aviation
Series 2020A , RB , 5.00% , 07/01/28 ..... 80 84,570
Series 2022A , RB , 5.00% , 07/01/28 ..... 245 258,997
City of Atlanta Water & Wastewater
Series 2017A , RB , 5.00% , 11/01/28 ..... 100 104,576
Series 2018C , RB , 5.00% , 11/01/28 ..... 150 156,864
Series 2004 , RB , 5.75% , 11/01/28 ( AGM ) . 140 152,536
Forsyth County School District, Series 2018, GO,
5.00%, 02/01/30 ................. 265 278,516
Georgia Ports Authority
Series 2021 , RB , 5.00% , 07/01/28 ...... 605 641,776
Series 2022 , RB , 5.00% , 07/01/28 ...... 320 339,452
Georgia State Road & Tollway Authority, Series
2020, RB, 5.00%, 06/01/28 .......... 265 280,649
Gwinnett County Water & Sewerage Authority,
Series 2019, RB, 5.00%, 08/01/28 ...... 190 202,125
Metropolitan Atlanta Rapid Transit Authority
Series 2019A , RB , 5.00% , 07/01/28 ..... 85 90,246
Series 2020A , RB , 5.00% , 07/01/28 ..... 150 159,258
Series 2023B , RB , 5.00% , 07/01/28 ..... 365 387,528
Municipal Electric Authority of Georgia, Series
2024A, RB, 5.00%, 01/01/28 ......... 55 57,398
State of Georgia
Series 2023C , GO , 4.00% , 01/01/28 ..... 175 179,781
Series 2017A-2 , GO , 5.00% , 02/01/28 .... 470 486,227
Series 2022C , GO , 4.00% , 07/01/28 ..... 295 304,382
Series 2016F , GO , 5.00% , 07/01/28 ..... 95 98,110
Series 2018A , GO , 5.00% , 07/01/28 ..... 375 398,417
Series 2019A , GO , 5.00% , 07/01/28 ..... 450 478,101
Series 2020A , GO , 5.00% , 08/01/28 ..... 325 345,775
Series 2016E , GO , 5.00% , 12/01/28 ..... 350 360,553
Series 2018A , GO , 5.00% , 07/01/29 ..... 200 212,031
Series 2018A , GO , 5.00% , 07/01/30 ..... 275 291,214
Series 2018A , GO , 5.00% , 07/01/31 ..... 205 216,764
7,712,198
Hawaii — 1.6%
City & County Honolulu Wastewater System
Series 2019A , RB , 4.00% , 07/01/28 ..... 330 339,677
Series 2019B , RB , 5.00% , 07/01/28 ..... 535 566,726
Series 2022A , RB , 5.00% , 07/01/28 ..... 105 111,227
City & County of Honolulu
Series 2021E , GO , 5.00% , 03/01/28 ..... 350 368,948

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
Schedules of Investments
57
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hawaii (continued)
Series 2022C , GO , 5.00% , 07/01/28 ..... USD 205 $ 217,284
Series 2019C , GO , 4.00% , 08/01/28 ..... 430 442,888
Series 2019A , GO , 5.00% , 09/01/28 ..... 380 403,843
Series D , GO , 5.00% , 09/01/28 ........ 30 31,107
Series 2022A , GO , 5.00% , 11/01/28 ..... 905 964,348
Series 2019A , GO , 5.00% , 09/01/30 ..... 840 876,523
County of Hawaii, Series A, GO,
5.00%, 09/01/28 ................. 405 410,685
County of Maui, Series 2018, GO,
5.00%, 09/01/28 ................. 55 58,451
State of Hawaii
Series FG , GO , 5.00% , 10/01/28 ....... 250 254,924
Series FH , GO , 5.00% , 10/01/28 ....... 175 178,447
Series 2018FT , GO , 5.00% , 01/01/29 .... 520 542,252
Series 2018FT , GO , 5.00% , 01/01/31 .... 470 488,822
Series 2018FT , GO , 5.00% , 01/01/32 .... 285 296,020
State of Hawaii State Highway Fund, Series B,
RB, 5.00%, 01/01/28 .............. 250 254,153
6,806,325
Idaho — 0.2%
Idaho Housing & Finance Association
Series 2024A , RB , 3.35% , 07/01/28 ( GNMA/
FNMA/FHLMC ) ................. 250 248,709
Series 2023A , RB , 5.00% , 08/15/28 ..... 200 212,592
Idaho State Building Authority, Series 2024A,
RB, 5.00%, 06/01/28 .............. 500 529,711
991,012
Illinois — 5.0%
Chicago Midway International Airport, Series
2023B, RB, 5.00%, 01/01/28 (BAM) ..... 230 241,228
Chicago O'Hare International Airport
Series C , RB , 5.00% , 01/01/28 ......... 730 734,919
Series E , RB , 5.25% , 01/01/28 ......... 240 247,843
Chicago Transit Authority Capital Grant Receipts,
Series 2021, RB, 5.00%, 06/01/28 ...... 140 145,381
Chicago Transit Authority Sales Tax Receipts
Fund, Series 2024A, RB, 5.00%, 12/01/28 . 500 527,009
City of Chicago, Series 2020A, GO,
5.00%, 01/01/28 ................. 500 513,723
City of Springfield Electric, Series 2024, RB,
5.00%, 03/01/28 (BAM) ............ 500 523,307
County of Cook
Series 2021B , GO , 4.00% , 11/15/28 ..... 110 112,056
Series 2024 , RB , 5.00% , 11/15/28 ...... 1,000 1,057,554
DuPage County Forest Preserve District, Series
2025, GO, 5.00%, 11/01/28 .......... 165 175,025
Illinois Finance Authority
Series 2016 , RB , 5.00% , 01/01/28 ...... 920 929,889
Series 2019 , RB , 5.00% , 07/01/28 ...... 675 713,540
Series 2021A , RB , 5.00% , 10/01/28 ..... 640 677,655
Series 2015 , RB , 5.00% , 12/01/28 ...... 105 111,589
Illinois State Toll Highway Authority
Series 2015B , RB , 5.00% , 01/01/28 ..... 840 847,218
Series 2018A , RB , 5.00% , 01/01/28 ..... 1,410 1,477,317
Series 2019B , RB , 5.00% , 01/01/28 ..... 240 251,458
Series 2019C , RB , 5.00% , 01/01/28 ..... 995 1,042,504
Metropolitan Water Reclamation District
of Greater Chicago, Series A, GO,
5.00%, 12/01/28 ................. 170 173,662
Sales Tax Securitization Corp., Series 2021A,
RB, 5.00%, 01/01/28 .............. 750 779,569
Southwestern Illinois Development Authority,
Series 2020, RB, 5.00%, 04/15/28 ...... 110 115,586
Security
Par (000)
Par (000) Value
Illinois (continued)
State of Illinois
Series 2016 , GO , 5.00% , 02/01/28 ...... USD 460 $ 470,611
Series 2021A , GO , 5.00% , 03/01/28 ..... 1,540 1,598,229
Series 2022A , GO , 5.00% , 03/01/28 ..... 260 269,831
Series 2022B , GO , 5.00% , 03/01/28 ..... 1,225 1,271,318
Series 2024B , GO , 5.00% , 05/01/28 ..... 220 228,686
Series 2023D , GO , 5.00% , 07/01/28 ..... 400 416,431
Series 2018A , GO , 5.00% , 10/01/28 ..... 2,095 2,186,053
Series 2016 , GO , 5.00% , 11/01/28 ...... 500 509,167
Series 2017D , GO , 5.00% , 11/01/28 ..... 670 691,557
Series 2019A , GO , 5.00% , 11/01/28 ..... 675 704,872
Series 2018A , GO , 5.00% , 05/01/29 ..... 310 321,491
Series 2018A , GO , 5.00% , 05/01/30 ..... 120 124,276
Series 2018A , GO , 5.00% , 10/01/30 ..... 215 223,505
State of Illinois Sales Tax, Series 2021C, RB,
5.00%, 06/15/28 ................. 715 745,638
University of Illinois, Series 2023A, RB,
5.00%, 04/01/28 ................. 130 136,749
Will Grundy Etc Counties Community
College District No. 525, Series 2019, GO,
3.00%, 01/01/28 ................. 455 449,767
21,746,213
Indiana — 1.8%
City of Indianapolis Department of Public Utilities
Water System
Series 2016B , RB , 5.00% , 10/01/28 ..... 760 776,755
Series 2018A , RB , 5.00% , 10/01/28 ..... 240 253,958
Series 2018A , RB , 5.00% , 10/01/30 ..... 635 667,051
Indiana Finance Authority
Series 2017C , RB , 5.00% , 02/01/28 ..... 345 363,727
Series 2019A , RB , 5.00% , 02/01/28 ..... 650 684,578
Series 2019E , RB , 5.00% , 02/01/28 ..... 575 606,211
Series 2021B , RB , 5.00% , 02/01/28 ..... 125 131,785
Series B , RB , 5.00% , 02/01/28 ......... 480 487,137
Series 2016C , RB , 5.00% , 06/01/28 ..... 1,105 1,148,367
Series 2016A , RB , 5.00% , 10/01/28 ..... 105 107,637
Series 2017C , RB , 5.00% , 11/01/28 ..... 100 103,418
Series 2017C , RB , 5.00% , 02/01/29 ..... 335 351,779
Series 2017C , RB , 5.00% , 02/01/30 ..... 515 540,253
Indiana Municipal Power Agency, Series 2025A,
RB, 5.00%, 01/01/28 (AGC) .......... 1,000 1,047,510
Indiana University, Series Z-1, RB,
5.00%, 08/01/28 ................. 110 116,783
Indianapolis Local Public Improvement Bond
Bank, Series 2017A, RB, 5.00%, 01/15/28 . 60 61,774
Purdue University
Series 2016A , RB , 5.00% , 07/01/28 ..... 130 132,683
Series EE , RB , 5.00% , 07/01/28 ........ 335 355,287
7,936,693
Iowa — 0.5%
City of Des Moines
Series 2020D , GO , 5.00% , 06/01/28 ..... 715 756,357
Series 2021F , GO , 5.00% , 06/01/28 ..... 145 153,387
Iowa Finance Authority
Series 2017 , RB , 5.00% , 08/01/28 ...... 100 104,048
Series 2020A , RB , 5.00% , 08/01/28 ..... 400 425,143
Series 2022A , RB , 5.00% , 08/01/28 ..... 220 233,829
Series 2019A , RB , 5.00% , 08/01/30 ..... 160 168,600
Series 2019A , RB , 5.00% , 08/01/31 ..... 125 131,450
State of Iowa, Series 2016A, RB,
5.00%, 06/01/28 ................. 145 147,710
2,120,524

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
58
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Kansas — 0.2%
Kansas Turnpike Authority, Series 2019A, RB,
5.00%, 09/01/28 ................. USD 235 $ 249,285
Sedgwick County Unified School District No. 266
Maize, Series 2019A, GO, 4.00%, 09/01/28 50 50,797
State of Kansas Department of Transportation
Series 2017A , RB , 5.00% , 09/01/28 ..... 205 213,007
Series 2018A , RB , 5.00% , 09/01/28 ..... 235 244,178
Series 2024A , RB , 5.00% , 09/01/28 ..... 250 264,952
1,022,219
Kentucky — 0.5%
Campbell Kenton & Boone Counties
Sanitation District No. 1, Series 2020, RB,
2.00%, 08/01/31 ................. 500 436,046
Kentucky Infrastructure Authority, Series 2018A,
RB, 5.00%, 02/01/30 .............. 635 665,453
Kentucky State Property & Building Commission
Series A , RB , 5.00% , 04/01/28
(a)
........ 260 273,050
Series A , RB , 5.00% , 10/01/28 ......... 40 42,326
Series 2024B , RB , 5.00% , 11/01/28 ..... 305 323,335
Series B , RB , 5.00% , 11/01/28 ( SAP ) .... 270 276,051
Louisville & Jefferson County Metropolitan
Government, Series 2020A, GO,
4.00%, 10/01/28 ................. 260 264,552
2,280,813
Louisiana — 1.2%
Parish of St John the Baptist, Series 2017C, RB,
VRDN, 3.30%, 07/03/28
(c)
........... 1,250 1,229,115
State of Louisiana
Series 2021A , GO , 5.00% , 03/01/28 ..... 295 309,986
Series 2016B , GO , 5.00% , 08/01/28 ..... 130 132,993
Series 2016A , GO , 5.00% , 09/01/28 ..... 540 553,366
Series 2021 , RB , 5.00% , 09/01/28 ...... 1,195 1,265,306
Series 2017-B , GO , 5.00% , 10/01/28 .... 425 441,923
Series 2024C , GO , 5.00% , 12/01/28 ..... 500 531,369
Series 2019A , RB , 5.00% , 09/01/29 ..... 585 614,963
5,079,021
Maine — 0.6%
City of Portland, Series 2021, GO,
5.00%, 04/01/28 ................. 190 200,835
Maine Governmental Facilities Authority, Series
2020A, RB, 5.00%, 10/01/28 ......... 150 158,918
Maine Municipal Bond Bank
Series 2018A , RB , 5.00% , 09/01/28 ..... 100 102,041
Series 2018A , RB , 5.00% , 11/01/28 ..... 210 222,688
Series C , RB , 5.00% , 11/01/28 ......... 75 78,259
Maine State Housing Authority, Series 2020G,
RB, 1.45%, 11/15/28 .............. 280 254,819
Maine Turnpike Authority, Series 2022, RB,
5.00%, 07/01/28 ................. 205 217,213
State of Maine
Series 2018D , GO , 5.00% , 06/01/28 ..... 150 158,999
Series 2019B , GO , 5.00% , 06/01/28 ..... 875 927,496
Series 2020B , GO , 5.00% , 06/01/28 ..... 305 323,299
Series 2021B , GO , 5.00% , 06/01/28 ..... 170 180,199
2,824,766
Maryland — 3.3%
City of Baltimore, Series 2019A, GO,
5.00%, 10/15/28 ................. 110 117,060
County of Anne Arundel
Series 2024 , GO , 5.00% , 04/01/28 ...... 65 68,804
Series 2018 , GO , 5.00% , 10/01/28 ...... 190 198,438
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2019 , GO , 5.00% , 10/01/28 ...... USD 175 $ 186,821
Series 2020 , GO , 5.00% , 10/01/28 ...... 200 213,510
County of Baltimore
Series 2021 , GO , 5.00% , 03/01/28 ...... 70 73,987
Series 2022 , GO , 5.00% , 03/01/28 ...... 145 153,259
Series 2018 , GO , 5.00% , 03/01/29 ...... 755 796,511
County of Frederick
Series 2019A , GO , 5.00% , 08/01/28 ..... 125 133,070
Series 2021A , GO , 5.00% , 10/01/28 ..... 150 160,133
County of Howard
Series 2017B , GO , 5.00% , 02/15/28 ..... 220 227,367
Series 2017D , GO , 5.00% , 02/15/28 ..... 245 258,750
Series 2017E , GO , 5.00% , 02/15/28 ..... 55 58,087
Series 2019A , GO , 5.00% , 08/15/28 ..... 300 319,577
Series 2019A , GO , 5.00% , 08/15/29 ..... 195 207,254
County of Montgomery
Series 2020A , GO , 4.00% , 08/01/28 ..... 590 607,703
Series 2020B , GO , 4.00% , 11/01/28 ..... 150 154,794
Series 2019A , GO , 5.00% , 11/01/28 ..... 225 240,536
Series 2018A , GO , 5.00% , 11/01/28 ..... 410 438,310
Series 2018A , GO , 5.00% , 11/01/29 ..... 130 138,635
County of Prince George's
Series 2018A , GO , 5.00% , 07/15/28 ..... 100 106,376
Series 2017A , GO , 3.00% , 09/15/28 ..... 300 295,800
Series 2020B , GO , 5.00% , 09/15/28 ..... 295 314,691
Series 2020A , GO , 5.00% , 07/15/30 ..... 255 270,282
Series 2018A , GO , 5.00% , 07/15/31 ..... 395 418,273
Maryland Health & Higher Educational Facilities
Authority, Series 2025A, RB, 5.00%, 07/01/28 250 262,970
Maryland Stadium Authority, Series 2018A, RB,
5.00%, 05/01/47 (ST INTERCEPT) ..... 100 105,645
Maryland State Transportation Authority, Series
2021A, RB, 5.00%, 07/01/28 ......... 135 142,996
State of Maryland
Series 2021A , GO , 5.00% , 03/01/28 ..... 250 264,240
Series 2017 , GO , 5.00% , 03/15/28 ...... 110 113,848
Series 2018A , GO , 5.00% , 03/15/28 ..... 40 42,307
Series 2019-1 , GO , 5.00% , 03/15/28 ..... 1,105 1,168,745
Series 2018B , GO , 5.00% , 08/01/28 ..... 245 260,818
Series 2020A-2 , GO , 5.00% , 08/01/28 .... 355 377,919
Series 2021A , GO , 5.00% , 08/01/28 ..... 1,050 1,117,790
Series 2A , GO , 5.00% , 08/01/28 ....... 125 133,070
Series 2018A , GO , 5.00% , 03/15/29 ..... 340 358,929
Series 2018-2 , GO , 5.00% , 08/01/29 ..... 275 292,101
Series 2018 , GO , 5.00% , 08/01/30 ...... 345 365,936
State of Maryland Department of Transportation
Series 2017 , RB , 5.00% , 09/01/28 ...... 160 167,085
Series 2018 , RB , 5.00% , 10/01/28 ...... 200 204,994
Series 2019 , RB , 5.00% , 10/01/28 ...... 140 146,406
Series 2020 , RB , 5.00% , 10/01/28 ...... 90 95,858
Series 2021A , RB , 5.00% , 10/01/28 ..... 250 266,273
Series 2021B , RB , 5.00% , 12/01/28 ..... 785 838,310
Series 2018 , RB , 4.00% , 05/01/30 ...... 95 96,910
Washington Suburban Sanitary Commission
Series 2016 , RB , 5.00% , 06/01/28 ( GTD ) .. 545 556,127
Series 2018 , RB , 5.00% , 06/01/28 ( GTD ) .. 280 297,242
Series 2021 , RB , 5.00% , 06/01/28 ( GTD ) .. 205 217,624
Series 2020 , RB , 5.00% , 12/01/28 ( GTD ) .. 115 123,106
Series 2018 , RB , 5.00% , 06/01/30 ( GTD ) .. 295 312,069
14,487,346
Massachusetts — 1.6%
Commonwealth of Massachusetts
Series 2022A , GO , 5.00% , 02/01/28 ..... 255 268,772
Series 2020A , GO , 5.00% , 03/01/28 ..... 215 226,939

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
Schedules of Investments
59
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series 2019C , GO , 5.00% , 05/01/28 ..... USD 540 $ 571,634
Series 2016B , GO , 5.00% , 07/01/28 ..... 455 482,972
Series 2018B , GO , 5.00% , 07/01/28 ..... 320 339,673
Series 2020D , GO , 5.00% , 07/01/28 ..... 100 106,148
Series B , GO , 5.25% , 08/01/28 ........ 440 471,072
Series 2018C , GO , 5.00% , 09/01/28 ..... 145 154,335
Series 2021C , GO , 5.00% , 09/01/28 ..... 110 117,082
Series 2020E , GO , 5.00% , 11/01/28 ..... 295 314,851
Series 2022D , GO , 5.00% , 11/01/28 ..... 255 272,160
Series 2018E , GO , 5.00% , 09/01/29 ..... 95 100,790
Series 2018B , GO , 5.00% , 01/01/30 ..... 440 460,243
Massachusetts Bay Transportation Authority
Sales Tax
Series 2017A-2 , RB , 5.00% , 07/01/28 .... 45 46,823
Series 2023A, Sub-Series A-1 , RB ,
5.00% , 07/01/28 ................ 105 111,419
Series 2005B , RB , 5.50% , 07/01/28 ( NPFGC ) 150 161,420
Massachusetts Department of Transportation,
Series 1997A, RB, 0.00%, 01/01/28
(NPFGC)
(b)
.................... 230 210,421
Massachusetts Development Finance Agency,
Series 2016A, RB, 5.00%, 07/15/28 ..... 170 172,650
Massachusetts Health & Educational Facilities
Authority, Series M, RB, 5.25%, 07/01/28 .. 100 107,244
Massachusetts Housing Finance Agency, Series
2023C2, RB, 4.05%, 12/01/28 ........ 500 503,945
Massachusetts State College Building Authority,
Series 2017D, RB, 5.00%, 05/01/29 (ST
INTERCEPT) ................... 155 163,158
Massachusetts Water Resources Authority
Series 2016C , RB , 5.00% , 08/01/28 ..... 170 174,231
Series B , RB , 5.25% , 08/01/28 ( AGM ) .... 135 144,963
University of Massachusetts Building Authority
Series 2019-1 , RB , 5.00% , 05/01/28 ..... 160 169,234
Series 2021-1 , RB , 5.00% , 11/01/28 ..... 1,000 1,066,278
6,918,457
Michigan — 1.4%
Grand Traverse County Hospital Finance
Authority, Series 2021, RB, 5.00%, 07/01/28 80 83,757
Great Lakes Water Authority Sewage Disposal
System, Series 2018B, RB, 5.00%, 07/01/28 170 179,706
Great Lakes Water Authority Water Supply
System, Series C, RB, 5.00%, 07/01/28 ... 35 35,678
Karegnondi Water Authority, Series 2024, RB,
5.00%, 11/01/28 (BAM) ............. 150 159,267
Michigan Finance Authority
Series 2016B , RB , 5.00% , 10/01/28 ..... 550 565,166
Series 2018B , RB , 5.00% , 10/01/28 ..... 130 138,336
Series 2017MI , RB , 5.00% , 12/01/28 .... 75 77,202
Series 2018B , RB , 5.00% , 10/01/30 ..... 525 557,926
Series 2018B , RB , 5.00% , 10/01/31 ..... 255 270,253
Michigan State Building Authority
Series 2019I , RB , 5.00% , 04/15/28 ...... 250 263,780
Series 2020I , RB , 5.00% , 04/15/28 ...... 460 485,355
Series 2016I , RB , 5.00% , 10/15/28 ...... 100 102,346
Series 2020I , RB , 5.00% , 10/15/28 ...... 210 223,320
Michigan State Hospital Finance Authority,
Series 2008C, RB, 5.00%, 12/01/28 ..... 300 310,831
Michigan State University, Series 2019B, RB,
5.00%, 02/15/28 ................. 470 494,819
Northern Michigan University, Series 2018A, RB,
5.00%, 12/01/30 ................. 210 220,227
State of Michigan Trunk Line
Series 2020B , RB , 5.00% , 11/15/28 ..... 1,240 1,323,769
Security
Par (000)
Par (000) Value
Michigan (continued)
Series 2021B , RB , 5.00% , 11/15/28 ..... USD 140 $ 149,458
Series 2023 , RB , 5.00% , 11/15/28 ...... 185 197,498
University of Michigan
Series 2015 , RB , 5.00% , 04/01/28 ...... 180 183,201
Series 2020A , RB , 5.00% , 04/01/28 ..... 70 74,015
Series 2018A , RB , 5.00% , 04/01/32 ..... 120 125,945
6,221,855
Minnesota — 1.9%
City of Minneapolis, Series 2023A, RB, VRDN,
5.00%, 11/15/28
(c)
................ 2,000 2,089,984
County of Hennepin
Series 2016A , GO , 5.00% , 12/01/28 ..... 365 375,692
Series 2016B , GO , 5.00% , 12/01/28 ..... 115 118,369
Series 2016C , GO , 5.00% , 12/01/28 ..... 100 106,799
Series 2020B , GO , 5.00% , 12/01/28 ..... 295 315,056
Series 2021A , GO , 5.00% , 12/01/28 ..... 100 106,799
Metropolitan Council
Series 2017C , GO , 4.00% , 03/01/28 ..... 320 325,218
Series 2019A , GO , 4.00% , 03/01/28 ..... 65 65,516
Series 2018C , GO , 5.00% , 03/01/28 ..... 260 269,207
Series 2020B , GO , 5.00% , 03/01/28 ..... 385 405,950
Series 2020E , GO , 5.00% , 12/01/28 ..... 100 106,729
Series 2021C , GO , 5.00% , 12/01/28 ..... 820 875,174
Minneapolis-St Paul Metropolitan Airports
Commission, Series A, RB, 5.00%, 01/01/28 150 154,595
Minnesota Public Facilities Authority State
Revolving Fund, Series 2016A, RB,
5.00%, 03/01/28 ................. 160 162,606
State of Minnesota
Series 2018B , GO , 5.00% , 08/01/28 ..... 55 58,514
Series 2019A , GO , 5.00% , 08/01/28 ..... 415 441,513
Series 2020A , GO , 5.00% , 08/01/28 ..... 240 255,333
Series 2022D , GO , 5.00% , 08/01/28 ..... 190 202,138
Series 2021A , GO , 5.00% , 09/01/28 ..... 300 319,609
Series 2021B , GO , 5.00% , 09/01/28 ..... 535 569,969
Series 2017A , GO , 5.00% , 10/01/28 ..... 175 183,315
Series 2017B , GO , 5.00% , 10/01/28 ..... 130 136,177
Series 2018A , GO , 5.00% , 08/01/29 ..... 670 711,748
8,356,010
Mississippi — 0.5%
State of Mississippi
Series 2017A , GO , 5.00% , 10/01/28 ..... 1,130 1,180,182
Series 2016B , GO , 5.00% , 12/01/28 ..... 450 462,162
State of Mississippi Gaming Tax, Series 2019A,
RB, 5.00%, 10/15/30 .............. 350 363,472
2,005,816
Missouri — 1.3%
City of Kansas City, Series 2020A, RB,
5.00%, 12/01/28 ................. 80 85,433
City of Kansas Sanitary Sewer System
Series 2018A , RB , 5.00% , 01/01/29 ..... 195 204,003
Series 2018A , RB , 5.00% , 01/01/30 ..... 395 412,018
Health & Educational Facilities Authority of the
State of Missouri
Series 2018A , RB , 5.00% , 06/01/28 ..... 265 278,112
Series 2022A , RB , 5.00% , 06/01/28 ..... 395 412,866
Series 2019A , RB , 5.00% , 11/15/28 ..... 390 410,194
Series 2018A , RB , 5.00% , 06/01/29 ..... 500 525,678
Missouri Highway & Transportation Commission,
Series 2022A, RB, 5.00%, 05/01/28 ..... 205 216,936

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
60
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Missouri (continued)
Missouri Joint Municipal Electric Utility
Commission
Series 2017 , RB , 5.00% , 01/01/28 ...... USD 445 $ 466,000
Series 2023 , RB , 5.00% , 01/01/28 ...... 295 308,921
Series 2024 , RB , 5.00% , 01/01/28 ...... 250 261,015
Missouri State Board of Public Buildings, Series
2020B, RB, 4.00%, 10/01/28 ......... 1,855 1,899,530
5,480,706
Montana — 0.0%
State of Montana, Series 2020C, GO,
5.00%, 08/01/28 ................. 110 116,669
Nebraska — 0.9%
Nebraska Public Power District
Series 2019A , RB , 5.00% , 01/01/28 ..... 150 156,844
Series C , RB , 5.00% , 01/01/28 ......... 210 212,292
Series 2023A , RB , 5.00% , 07/01/28 ..... 530 554,111
Omaha Public Power District
Series 2019A , RB , 4.00% , 02/01/28 ..... 205 210,192
Series 2016A , RB , 5.00% , 02/01/28 ..... 510 516,822
Series 2018A , RB , 5.00% , 02/01/28 ..... 740 778,120
Series 2022B , RB , 5.00% , 02/01/28 ..... 155 162,985
Series 2018A , RB , 5.00% , 02/01/29 ..... 250 262,288
Public Power Generation Agency, Series 2024A,
RB, 5.00%, 01/01/28 .............. 145 151,881
University of Nebraska Facilities Corp. (The)
Series 2018 , RB , 5.00% , 07/15/28 ...... 200 211,930
Series 2018 , RB , 5.00% , 07/15/29 ...... 100 105,057
Series 2018 , RB , 5.00% , 07/15/30 ...... 150 157,388
Village of Boys Town, Series 2017, RB,
3.00%, 09/01/28 ................. 250 246,413
3,726,323
Nevada — 2.1%
Clark County School District
Series 2017A , GO , 5.00% , 06/15/28 ..... 150 154,683
Series 2017C , GO , 5.00% , 06/15/28 ..... 145 150,486
Series 2019B , GO , 5.00% , 06/15/28 ( AGM ) 220 232,882
Series 2020A , GO , 5.00% , 06/15/28 ( AGM ) 500 529,278
Series 2020B , GO , 5.00% , 06/15/28 ( BAM ) 145 153,491
Series 2022A , GO , 5.00% , 06/15/28 ..... 200 211,100
County of Clark
Series 2019B , GO , 5.00% , 06/01/28 ..... 225 238,370
Series 2016B , RB , 5.00% , 07/01/28 ..... 670 708,692
Series 2017 , GO , 2.38% , 11/01/28 ...... 1,000 950,074
Series 2016B , GO , 5.00% , 11/01/28 ..... 500 510,992
Series 2019A , GO , 5.00% , 12/01/28 ..... 115 122,819
Series 2018A , GO , 5.00% , 06/01/29 ..... 325 339,562
Series 2018 , GO , 5.00% , 12/01/30 ...... 270 282,558
County of Clark Department of Aviation
Series 2019B , RB , 5.00% , 07/01/28 ..... 380 401,709
Series 2024A , RB , 5.00% , 07/01/28 ..... 1,590 1,680,836
County of Washoe, Series 2018, RB,
5.00%, 02/01/28 ................. 220 230,871
Las Vegas Valley Water District, Series 2021C,
GO, 5.00%, 06/01/28 .............. 340 359,689
Nevada System of Higher Education, Series
2023, RB, 5.00%, 07/01/28 .......... 205 217,351
State of Nevada
Series 2018A , GO , 5.00% , 04/01/28 ..... 60 63,389
Series 2019A , GO , 5.00% , 05/01/28 ..... 410 433,777
Series 2021A , GO , 5.00% , 05/01/28 ..... 235 248,628
Series 2018A , GO , 4.00% , 04/01/31 ..... 105 106,449
Security
Par (000)
Par (000) Value
Nevada (continued)
State of Nevada Highway Improvement
Series 2016 , RB , 5.00% , 12/01/28 ...... USD 170 $ 172,672
Series 2018 , RB , 5.00% , 12/01/28 ...... 180 188,318
Series 2018 , RB , 5.00% , 12/01/29 ...... 200 209,078
Series 2018 , RB , 5.00% , 12/01/30 ...... 310 323,897
9,221,651
New Hampshire — 0.2%
New Hampshire Municipal Bond Bank, Series
2020B, RB, 5.00%, 08/15/28 ......... 615 652,706
State of New Hampshire
Series 2020D , GO , 5.00% , 12/01/28 ..... 265 282,728
Series 2018A , GO , 5.00% , 12/01/31 ..... 100 105,723
1,041,157
New Jersey — 3.0%
County of Monmouth, Series 2017, GO,
5.00%, 07/15/28 ................. 100 104,369
Monmouth County Improvement Authority (The),
Series 2023, RB, 5.00%, 12/01/28 ...... 370 395,777
New Jersey Economic Development Authority
Series 2023RRR , RB , 5.00% , 03/01/28 ... 3,220 3,364,370
Series 2017DDD , RB , 5.00% , 06/15/28 ... 330 340,242
Series 2018FFF , RB , 5.00% , 06/15/28 .... 1,060 1,110,809
Series 2022A , RB , 5.00% , 11/01/28 ..... 280 294,702
New Jersey Housing & Mortgage Finance
Agency, Series 2020E, RB, 1.50%, 10/01/28 130 118,091
New Jersey Transportation Trust Fund Authority
Series 2016A-1 , RB , 5.00% , 06/15/28 .... 680 691,340
Series 2018A , RB , 5.00% , 06/15/28 ..... 1,105 1,124,038
Series 2021A , RB , 5.00% , 06/15/28 ..... 895 939,255
Series 2023AA , RB , 5.00% , 06/15/28 .... 270 283,351
New Jersey Turnpike Authority
Series 2017B , RB , 5.00% , 01/01/28 ..... 195 204,406
Series 2005A , RB , 5.25% , 01/01/28 ( AGM ) 185 195,878
Series 2017E , RB , 5.00% , 01/01/29 ..... 635 663,157
Series 2017B , RB , 5.00% , 01/01/31 ..... 195 203,110
Series 2017B , RB , 5.00% , 01/01/32 ..... 390 405,682
State of New Jersey
GO , 5.00% , 06/01/28 ............... 135 139,939
Series 2020A , GO , 5.00% , 06/01/28 ..... 2,275 2,403,917
12,982,433
New Mexico — 0.9%
New Mexico Finance Authority
Series 2018A , RB , 5.00% , 06/15/28 ..... 100 105,856
Series 2018E , RB , 5.00% , 06/15/28 ..... 205 216,690
Series 2021A , RB , 5.00% , 06/15/28 ..... 765 809,795
Series 2018D , RB , 5.00% , 06/01/29 ..... 100 104,570
State of New Mexico
Series 2021 , GO , 5.00% , 03/01/28 ...... 515 543,311
Series 2023 , GO , 5.50% , 03/01/28 ...... 275 293,827
State of New Mexico Severance Tax Permanent
Fund
Series 2018A , RB , 5.00% , 07/01/28 ..... 415 439,610
Series 2021A , RB , 5.00% , 07/01/28 ..... 1,100 1,165,231
Series 2022B , RB , 5.00% , 07/01/28 ..... 160 169,488
3,848,378
New York — 9.3%
City of New York
Series 2024D , GO , 5.00% , 04/01/28 ..... 350 368,677
Series 2004A-6 , GO , 5.00% , 08/01/28 .... 100 104,766
Series C , GO , 5.00% , 08/01/28 ........ 820 844,678
Series 2023F-1 , GO , 5.00% , 08/01/28 .... 120 127,059

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
Schedules of Investments
61
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2023-1 , GO , 5.00% , 08/01/28 ..... USD 655 $ 693,528
Series 2022B, Sub-Series B1 , GO ,
5.00% , 08/01/28 ................ 330 349,411
Series 2021C , GO , 5.00% , 08/01/28 ..... 1,000 1,058,821
Series 2021A-1 , GO , 5.00% , 08/01/28 .... 730 772,939
Series D , GO , 5.00% , 08/01/28 ........ 210 212,266
Series 2020C-1 , GO , 5.00% , 08/01/28 ... 185 195,882
Series 2019E , GO , 5.00% , 08/01/28 ..... 420 444,705
Series 2018C , GO , 5.00% , 08/01/28 ..... 1,185 1,241,473
Series 2018A , GO , 5.00% , 08/01/28 ..... 325 337,410
Series E , GO , 5.00% , 08/01/28 ........ 345 351,121
Series 2023B-1 , GO , 5.00% , 10/01/28 .... 280 297,227
Series 2020, Sub-Series B-1 , GO ,
5.00% , 10/01/28 ................ 335 355,610
Series 2018C , GO , 5.00% , 08/01/29 ..... 310 324,072
Series A-2 , GO , 5.00% , 08/01/29 ....... 220 229,986
Series 2004A-6 , GO , 5.00% , 08/01/29 .... 145 151,582
Series 2018C , GO , 5.00% , 08/01/30 ..... 280 292,056
Series 2018D , GO , 5.00% , 08/01/31 ..... 100 104,163
Series 2018C , GO , 5.00% , 08/01/31 ..... 250 260,407
Empire State Development Corp.
Series 2017A , RB , 5.00% , 03/15/28 ..... 200 207,845
Series 2020C , RB , 5.00% , 03/15/28 ..... 105 110,698
Series 2021A , RB , 5.00% , 03/15/28 ..... 230 242,740
Hudson Yards Infrastructure Corp., Series 2022-
A, RB, 5.00%, 02/15/28 ............ 120 127,029
Long Island Power Authority
Series 2023F , RB , 5.00% , 09/01/28 ..... 170 181,112
Series 1998A , RB , 0.00% , 12/01/28 ( AGM )
(b)
170 148,750
Series 2018 , RB , 5.00% , 09/01/29 ...... 205 216,251
Metropolitan Transportation Authority
Series 2017B , RB , 5.00% , 11/15/28 ..... 735 774,535
Series 2017C-1 , RB , 5.00% , 11/15/28 .... 1,190 1,237,386
Series 2018B , RB , 5.00% , 11/15/28 ..... 580 611,198
Series 2020E , RB , 5.00% , 11/15/28 ..... 1,465 1,543,801
Series 2024A , RB , 5.00% , 11/15/28 ..... 450 474,205
Series 2017C-1 , RB , 5.00% , 11/15/29 .... 445 461,594
Series 2017C-1 , RB , 5.00% , 11/15/30 .... 150 155,233
Metropolitan Transportation Authority Dedicated
Tax Fund, Series 2024A, 5.00%, 11/15/28 . 500 533,258
New York City Municipal Water Finance Authority
Series 2020CC-1 , RB , 5.00% , 06/15/28 ... 135 143,278
Series 2020FF , RB , 5.00% , 06/15/28 .... 300 318,395
Series 2021, Sub-Series AA-2 , RB ,
5.00% , 06/15/28 ................ 130 137,971
Series 2021, Sub-Series Cc-2 , RB ,
5.00% , 06/15/28 ................ 965 993,805
Series 2022AA-2 , RB , 5.00% , 06/15/28 ... 100 102,985
Series 2022EE , RB , 5.00% , 06/15/28 .... 365 387,380
Series BB-2 , RB , 5.00% , 06/15/28 ...... 210 217,575
New York City Transitional Finance Authority
Building Aid
Series 2018S-4A , RB , 5.00% , 07/15/28
( SAW ) ....................... 80 84,846
Series 2023, Sub-Series S-1A , RB ,
5.00% , 07/15/28 ( SAW ) ........... 110 116,664
Series 2018S-4A , RB , 5.00% , 07/15/30
( SAW ) ....................... 215 225,788
Series 2019S-3A , RB , 5.00% , 07/15/30
( SAW ) ....................... 650 682,614
Series 2018S-4A , RB , 5.00% , 07/15/31
( SAW ) ....................... 200 209,049
Series 2019S-1 , RB , 5.00% , 07/15/31 ( SAW ) 215 224,728
Series 2019S-2A , RB , 5.00% , 07/15/31
( SAW ) ....................... 810 846,650
Security
Par (000)
Par (000) Value
New York (continued)
Series 2019S-2A , RB , 5.00% , 07/15/32
( SAW ) ....................... USD 195 $ 203,080
New York City Transitional Finance Authority
Future Tax Secured
Series 2020C , Sub-Series C-1 , RB ,
5.00% , 05/01/28 ................ 270 285,181
Series 2018B-1 , RB , 5.00% , 08/01/28 .... 100 103,490
Series 2018-1 , RB , 5.00% , 11/01/28 ..... 300 311,470
Series 2019C-1 , RB , 5.00% , 11/01/28 .... 245 260,815
Series 2020B-1 , RB , 5.00% , 11/01/28 .... 125 133,069
Series 2021A , RB , 5.00% , 11/01/28 ..... 835 888,900
Series 2022A, Sub-Series A-1 , RB ,
5.00% , 11/01/28 ................ 495 526,953
Series 2022D, Sub-Series D1 , RB ,
5.00% , 11/01/28 ................ 185 196,942
Series 2022E , RB , 5.00% , 11/01/28 ..... 150 159,683
Series 2023B, Sub-Series B-1 , RB ,
5.00% , 11/01/28 ................ 1,135 1,208,265
Series 2023E-1 , RB , 5.00% , 11/01/28 .... 55 58,550
Series B-1 , RB , 5.00% , 08/01/29 ....... 105 109,586
Series 2018C-2 , RB , 5.00% , 05/01/32 .... 285 295,169
Series 2019A-1 , RB , 5.00% , 08/01/32 .... 50 51,938
New York State Dormitory Authority
Series 2019D , RB , 5.00% , 02/15/28 ..... 805 845,956
Series 2016A , RB , 5.00% , 03/15/28 ..... 65 66,691
Series 2019A , RB , 5.00% , 03/15/28 ..... 325 342,132
Series 2021A , RB , 5.00% , 03/15/28 ..... 480 505,099
Series 2018A , RB , 5.00% , 07/01/28 ..... 165 175,247
Series 2019A , RB , 5.00% , 07/01/28 ..... 225 238,973
Series 2018A , RB , 5.00% , 03/15/29 ..... 245 261,663
Series 2018C , RB , 5.00% , 03/15/29 ..... 250 264,264
Series 2018A , RB , 5.00% , 07/01/29 ..... 170 178,095
Series 2018A , RB , 5.00% , 03/15/30 ..... 240 251,236
Series 2018E , RB , 5.00% , 03/15/30 ..... 795 838,292
Series 2018A , RB , 5.00% , 03/15/31 ..... 680 711,582
Series 2018C , RB , 5.00% , 03/15/31 ..... 210 219,576
Series 2018A , RB , 5.00% , 03/15/32 ..... 700 732,420
Series 2018C , RB , 5.00% , 03/15/32 ..... 285 297,490
New York State Environmental Facilities Corp.
Series 2016A , RB , 5.00% , 06/15/28 ..... 180 183,726
Series 2017A , RB , 5.00% , 06/15/28 ..... 305 316,105
Series 2018A , RB , 5.00% , 06/15/28 ..... 50 53,158
Series 2018B , RB , 5.00% , 06/15/28 ..... 250 265,790
Series 2019B , RB , 5.00% , 06/15/28 ..... 345 366,791
Series 2021A , RB , 5.00% , 06/15/28 ..... 85 90,369
Series 2018B , RB , 5.00% , 06/15/29 ..... 125 131,991
New York State Housing Finance Agency, Series
2020H, RB, 1.50%, 11/01/28 ......... 430 387,810
New York State Thruway Authority
Series L , RB , 5.00% , 01/01/28 ......... 130 136,755
Series P , RB , 5.00% , 01/01/28 ......... 250 262,991
Series Q , RB , 5.00% , 01/01/28 ........ 500 525,983
Series 2021A-1 , RB , 5.00% , 03/15/28 .... 215 227,153
Series L , RB , 5.00% , 01/01/30 ......... 265 275,996
Series L , RB , 5.00% , 01/01/31 ......... 110 114,410
Port Authority of New York & New Jersey
Series 2017 , RB , 5.00% , 11/15/28 ...... 175 181,795
Series 230 , RB , 4.00% , 12/01/28 ....... 500 514,891
Series 211 , RB , 5.00% , 09/01/29 ....... 160 168,247
Series 209 , RB , 5.00% , 07/15/30 ....... 260 272,239
State of New York, Series 2023A, GO,
5.00%, 03/15/28 ................. 200 212,314
Triborough Bridge & Tunnel Authority
Series 2021C2 , RB , 5.00% , 05/15/28 .... 370 392,478
Series 2022B , RB , 5.00% , 05/15/28 ..... 500 530,376

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
62
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2012B , RB , 0.00% , 11/15/28
(b)
.... USD 210 $ 185,283
Series 2016A , RB , 5.00% , 11/15/28 ..... 120 122,110
Series 2017C-1 , RB , 5.00% , 11/15/28 .... 305 325,616
Series 2018B , RB , 5.00% , 11/15/28 ..... 200 213,519
Series 2023A , RB , 5.00% , 11/15/28 ..... 775 827,386
Series 2023B , RB , 5.00% , 11/15/28 ..... 655 694,663
Series 2024A, Sub-Series A-2 , RB ,
5.00% , 11/15/28 ................ 375 400,348
Series B , RB , 5.00% , 11/15/28 ......... 250 266,899
Series 2025A , RB , 5.00% , 12/01/28 ..... 55 58,701
Utility Debt Securitization Authority, Series
2016A, RB, 5.00%, 06/15/28 ......... 215 219,761
40,482,663
North Carolina — 2.4%
City of Charlotte
Series 2019A , GO , 5.00% , 06/01/28 ..... 380 403,131
Series 2021A , RB , 5.00% , 07/01/28 ..... 720 761,133
Series 2020 , RB , 5.00% , 12/01/28 ...... 330 352,990
City of Charlotte Water & Sewer System
Series 2020 , RB , 5.00% , 07/01/28 ...... 395 419,626
Series 2018 , RB , 3.00% , 07/01/30 ...... 2,000 1,941,370
City of Greensboro, Series 2018B, GO,
5.00%, 10/01/28 ................. 425 453,376
County of Guilford
Series 2016A , GO , 5.00% , 02/01/28 ..... 5 5,071
Series 2017B , GO , 5.00% , 05/01/28 ..... 120 124,584
County of Mecklenburg
Series 2021 , GO , 5.00% , 03/01/28 ...... 255 269,358
Series 2017A , GO , 5.00% , 04/01/28 ..... 110 114,033
County of Wake
Series 2022A , GO , 5.00% , 02/01/28 ..... 115 121,329
Series 2021 , RB , 5.00% , 03/01/28 ...... 470 495,153
Series 2020A , GO , 5.00% , 04/01/28 ..... 15 15,872
Series 2021 , GO , 5.00% , 04/01/28 ...... 175 185,175
Series 2023A , RB , 5.00% , 04/01/28 ..... 185 195,172
Series 2016A , RB , 5.00% , 12/01/28 ..... 165 169,837
Series 2018A , GO , 5.00% , 03/01/31 ..... 135 141,669
Mecklenburg County Public Facilities Corp.,
Series 2017, RB, 5.00%, 02/01/28 ...... 160 168,589
North Carolina Medical Care Commission,
Series 2016A, RB, 5.00%, 06/01/28 ..... 205 216,053
North Carolina State University at Raleigh,
Series 2018, RB, 5.00%, 10/01/28 ...... 125 133,106
State of North Carolina
Series 2019 , RB , 5.00% , 03/01/28 ...... 510 535,735
Series 2017B , RB , 5.00% , 05/01/28 ..... 525 545,157
Series 2019A , RB , 5.00% , 05/01/28 ..... 155 163,979
Series 2020B , RB , 5.00% , 05/01/28 ..... 355 375,564
Series 2022A , RB , 5.00% , 05/01/28 ..... 50 52,896
Series 2018A , GO , 5.00% , 06/01/28 ..... 275 291,851
Series 2019B , GO , 5.00% , 06/01/28 ..... 205 217,562
Series 2020A , GO , 5.00% , 06/01/28 ..... 1,100 1,167,404
Series 2018A , GO , 5.00% , 06/01/29 ..... 250 264,690
10,301,465
North Dakota — 0.2%
North Dakota Building Authority, Series 2020A,
RB, 5.00%, 12/01/28 .............. 120 127,738
North Dakota Public Finance Authority, Series
2018A, RB, 5.00%, 10/01/31 ......... 270 282,132
Security
Par (000)
Par (000) Value
North Dakota (continued)
West Fargo Public School District No. 6, Series
2021, GO, 2.00%, 08/01/31 (SD CRED
PROG) ...................... USD 700 $ 607,545
1,017,415
Ohio — 2.6%
American Municipal Power, Inc.
Series 2016A , RB , 5.00% , 02/15/28 ..... 230 232,572
Series 2023A , RB , 5.00% , 02/15/28 ..... 135 141,569
City of Columbus
Series 2016-3 , GO , 5.00% , 02/15/28 ..... 105 107,948
Series 2017-1 , GO , 5.00% , 04/01/28 ..... 280 290,427
Series 2018A , GO , 5.00% , 04/01/28 ..... 100 105,792
Series 2019A , GO , 5.00% , 04/01/28 ..... 235 248,611
Series 2018A , GO , 5.00% , 04/01/29 ..... 215 225,896
Series 2018A , GO , 5.00% , 04/01/31 ..... 495 517,798
County of Cuyahoga, Series 2019A, GO,
3.00%, 12/01/31 ................. 500 472,689
County of Franklin, Series 2018, RB,
4.00%, 06/01/31 ................. 145 147,857
Northeast Ohio Regional Sewer District, Series
2024, RB, 5.00%, 11/15/28 .......... 500 533,624
Ohio Turnpike & Infrastructure Commission
Series 2017A , RB , 5.00% , 02/15/28 ..... 455 467,152
Series 2018A , RB , 5.00% , 02/15/28 ..... 100 105,139
Series 2018A , RB , 5.00% , 02/15/30 ..... 470 489,075
Series 2018A , RB , 5.00% , 02/15/31 ..... 255 265,005
Ohio Water Development Authority
Series 2018 , RB , 5.00% , 06/01/28 ...... 1,050 1,106,365
Series 2019 , RB , 5.00% , 06/01/28 ...... 165 174,805
Series 2019A , RB , 5.00% , 06/01/28 ..... 855 905,806
Series 2016 , RB , 5.00% , 12/01/28 ...... 170 173,888
Series 2019 , RB , 5.00% , 12/01/28 ...... 175 186,898
Series 2019A , RB , 5.00% , 12/01/28 ..... 1,025 1,094,687
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2020B , RB , 5.00% , 06/01/28 ..... 130 137,725
Series 2023A , RB , 5.00% , 06/01/28 ..... 80 84,754
State of Ohio
Series 2020C , GO , 5.00% , 03/01/28 ..... 345 364,447
Series 2021C , GO , 5.00% , 03/15/28 ..... 95 100,424
Series 2019A , RB , 5.00% , 04/01/28 ..... 115 121,330
Series 2019A , GO , 5.00% , 05/01/28 ..... 140 148,326
Series 2021A , GO , 5.00% , 05/01/28 ..... 385 407,895
Series S , GO , 5.00% , 05/01/28 ........ 400 406,702
Series V , GO , 5.00% , 05/01/28 ........ 50 52,973
Series 2017C , GO , 5.00% , 08/01/28 ..... 180 191,500
Series 2017B , GO , 5.00% , 09/01/28 ..... 425 452,779
Series 2018A , GO , 5.00% , 09/01/28 ..... 180 191,765
Series 2022C , GO , 5.00% , 09/01/28 ..... 145 154,478
Series 2017B , GO , 5.00% , 09/15/28 ..... 425 453,071
Series 2016C , RB , 5.00% , 12/01/28 ..... 165 168,810
11,430,582
Oklahoma — 0.3%
City of Oklahoma, Series 2022, GO,
4.00%, 03/01/28 ................. 700 717,103
Grand River Dam Authority, Series 2016A, RB,
5.00%, 06/01/28 ................. 145 148,594
Oklahoma Capitol Improvement Authority, Series
2018D, RB, 5.00%, 07/01/28 ......... 25 26,444
Oklahoma Department of Transportation, Series
2018A, RB, 5.00%, 09/01/28 ......... 195 206,790
Oklahoma Turnpike Authority, Series 2017D, RB,
5.00%, 01/01/28 ................. 215 225,440

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
Schedules of Investments
63
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oklahoma (continued)
Oklahoma Water Resources Board, Series 2021,
RB, 5.00%, 04/01/28 (OK CERF) ....... USD 180 $ 190,373
1,514,744
Oregon — 1.8%
City of Portland
Series 2021A , GO , 5.00% , 06/01/28 ..... 100 106,033
Series 2018B , GO , 5.00% , 06/15/29 ..... 255 266,771
City of Portland Sewer System
Series 2019A , RB , 5.00% , 03/01/28 ..... 100 105,497
Series 2018A , RB , 5.00% , 05/01/28 ..... 310 314,674
City of Portland Water System, Series 2016A,
RB, 4.00%, 04/01/28 .............. 820 825,093
County of Clackamas, Series 2020, GO,
5.00%, 06/01/28 ................. 100 105,851
County of Multnomah, Series 2021A, GO,
5.00%, 06/15/28 ................. 355 376,658
Multnomah County School District No. 1
Portland, Series 2020, GO, 5.00%, 06/15/28
(GTD) ....................... 225 237,831
Oregon City School District No. 62, Series
2025A, GO, 0.00%, 06/15/28 (GTD)
(a) (b)
... 245 221,361
Oregon Health & Science University, Series
2019A, RB, 5.00%, 07/01/28 ......... 135 142,172
Oregon State Bond Bank, Series 2018A, RB,
5.00%, 01/01/28 ................. 90 91,001
Portland Community College District
Series 2016 , GO , 5.00% , 06/15/28 ...... 165 167,770
Series 2023 , GO , 5.00% , 06/15/28 ...... 280 296,396
Salem-Keizer School District No. 24J
(b)
Series 2009B , GO , 0.00% , 06/15/28 ( GTD ) 90 80,695
Series 2020 , GO , 0.00% , 06/15/28 ...... 645 573,894
State of Oregon
Series 2019A , GO , 5.00% , 05/01/28 ..... 85 90,055
Series 2019N , GO , 5.00% , 05/01/28 ..... 155 164,218
Series 2021A , GO , 5.00% , 05/01/28 ..... 100 105,947
Series 2023A , GO , 5.00% , 05/01/28 ..... 140 148,326
Series F , GO , 5.00% , 05/01/28 ......... 180 183,105
Series 2019D , GO , 5.00% , 06/01/28 ..... 450 477,423
Series 2020E , GO , 5.00% , 06/01/28 ..... 95 100,789
Series J , GO , 4.00% , 08/01/28 ......... 120 122,256
Series 2019G , GO , 5.00% , 08/01/28 ..... 160 170,222
State of Oregon Department of Transportation
Series 2024 , RB , 5.00% , 05/15/28 ...... 500 528,583
Series B , RB , 5.00% , 11/15/28 ......... 325 336,619
Tri-County Metropolitan Transportation District
of Oregon
Series 2018A , RB , 5.00% , 09/01/28 ..... 260 269,259
Series 2018A , RB , 5.00% , 10/01/28 ..... 1,200 1,248,301
7,856,800
Pennsylvania — 3.5%
Allegheny County Hospital Development
Authority
Series 2019A , RB , 5.00% , 07/15/28 ..... 820 856,640
Series 2021B , RB , 5.00% , 10/15/28 ..... 1,000 1,047,398
Allegheny County Sanitary Authority, Series
2018, RB, 5.00%, 06/01/28 .......... 135 142,564
City of Philadelphia Water & Wastewater
Series 2024C , RB , 5.00% , 09/01/28 ( AGC ) 500 529,218
Series 2017B , RB , 5.00% , 11/01/28 ..... 195 202,280
Commonwealth of Pennsylvania
Series 2017 , GO , 5.00% , 01/01/28 ...... 1,965 2,026,506
Series 2016 , GO , 5.00% , 01/15/28 ...... 510 527,122
Series 2016 , GO , 5.00% , 02/01/28 ...... 215 218,118
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Series 2020 , GO , 5.00% , 05/01/28 ...... USD 420 $ 442,846
Series 2019 , GO , 5.00% , 07/15/28 ...... 895 946,627
Series 2016 , GO , 5.00% , 09/15/28 ...... 1,100 1,123,981
Series 2022 , GO , 5.00% , 10/01/28 ...... 100 106,108
County of Chester, Series 2016A, GO,
4.00%, 07/15/28 ................. 105 106,042
Dauphin County General Authority, Series
2016A, RB, 5.00%, 06/01/28 ......... 380 385,615
Lower Merion School District
Series 2020 , GO , 4.00% , 11/15/30 ( SAW ) . 80 82,159
Series 2020 , GO , 4.00% , 11/15/31 ( SAW ) . 745 762,818
Northampton County General Purpose Authority
Series 2024A-1 , RB , 5.00% , 08/15/28 .... 320 335,129
Series 2024A , RB , 5.00% , 11/15/28 ..... 150 159,830
Pennsylvania Economic Development Financing
Authority, Series 2025B, RB, 5.00%, 03/15/28 185 192,706
Pennsylvania State University (The)
Series 2019A , RB , 5.00% , 09/01/28 ..... 190 201,676
Series 2023 , RB , 5.00% , 09/01/28 ...... 110 116,760
Series B , RB , 5.00% , 09/01/28 ......... 385 393,357
Pennsylvania Turnpike Commission
Series 2017 , RB , 5.00% , 12/01/28 ...... 150 155,987
Series 2017-3 , RB , 5.00% , 12/01/28 ..... 200 207,982
Series 2019A , RB , 5.00% , 12/01/28 ..... 100 106,161
Series 2022B , RB , 5.00% , 12/01/28 ..... 225 239,885
Series 2023A , RB , 5.00% , 12/01/28 ..... 110 117,277
Series 2024 , RB , 5.00% , 12/01/28 ...... 130 138,010
Pennsylvania Turnpike Commission Oil
Franchise Tax
Series 2021A , RB , 5.00% , 12/01/28 ..... 185 197,239
Series B , RB , 5.00% , 12/01/28 ......... 370 379,513
Pennsylvania Turnpike Commission Registration
Fee, Series 2005A, RB, 5.25%, 07/15/28
(AGM) ....................... 430 457,113
Pittsburgh Water & Sewer Authority, Series
2017A, RB, 5.00%, 09/01/28 (AGM) ..... 160 166,461
Port Authority of Allegheny County, Series 2020,
RB, 5.00%, 03/01/28 .............. 125 131,377
Sports & Exhibition Authority of Pittsburgh
& Allegheny County, Series 2022B, RB,
5.00%, 02/01/28 (AGM) ............ 545 569,553
St Mary Hospital Authority, Series 2019PA, RB,
5.00%, 12/01/30 ................. 1,010 1,058,003
Temple University-of The Commonwealth
System of Higher Education, Series 2025, RB,
5.00%, 04/01/28 (AGC) ............ 145 152,486
West Chester Area School District, Series 2022,
GO, 5.00%, 05/15/28 (SAW) ......... 200 209,169
15,191,716
Rhode Island — 0.6%
Rhode Island Commerce Corp.
Series 2020A , RB , 5.00% , 05/15/28 ..... 415 437,228
Series 2016B , RB , 5.00% , 06/15/28 ..... 400 407,419
Rhode Island Health & Educational Building
Corp., Series 2023, RB, 5.00%, 09/01/28 .. 335 356,025
State of Rhode Island
Series 2019C , GO , 5.00% , 01/15/28 ..... 480 504,626
Series 2019E , GO , 5.00% , 01/15/28 ..... 100 105,130
Series 2019A , GO , 5.00% , 05/01/28 ..... 165 174,320
Series 2017B , GO , 5.00% , 08/01/28 ..... 625 649,036
2,633,784

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
64
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
South Carolina — 1.1%
Charleston Educational Excellence Finance
Corp., Series 2023, RB, 5.00%, 12/01/28 .. USD 345 $ 366,979
County of Beaufort, Series 2017A, GO,
5.00%, 02/01/28 (SAW) ............ 120 123,928
County of Charleston
Series 2019B , GO , 5.00% , 11/01/28 ..... 290 309,792
Series 2021A , GO , 5.00% , 11/01/28 ..... 245 261,721
Fort Mill School District No. 4, Series 2017E,
GO, 3.00%, 03/01/31 (SCSDE) ........ 1,000 962,776
South Carolina Public Service Authority
Series 2024A , RB , 5.00% , 12/01/28 ..... 225 238,023
Series 2025B , RB , 5.00% , 12/01/28
(a)
.... 155 164,187
South Carolina Transportation Infrastructure
Bank
Series 2019A , RB , 5.00% , 10/01/28 ..... 1,045 1,111,621
Series 2021B , RB , 5.00% , 10/01/28 ..... 585 622,295
Series 2019A , RB , 5.00% , 10/01/29 ..... 270 285,722
State of South Carolina, Series 2017A, GO,
5.00%, 04/01/28 (SAW) ............ 125 130,925
4,577,969
Tennessee — 1.9%
City of Clarksville, Series 2016, RB,
5.00%, 02/01/28 ................. 100 101,273
City of Knoxville, Series 2021, GO,
5.00%, 05/01/28 ................. 85 89,999
City of Memphis Electric System, Series 2024,
RB, 5.00%, 12/01/28 .............. 45 47,946
City of Memphis Sanitary Sewerage System,
Series 2020B, RB, 5.00%, 10/01/28 ..... 830 882,637
County of Blount, Series 2016B, GO,
5.00%, 06/01/28 ................. 530 539,949
County of Hamilton
Series 2020B , GO , 5.00% , 03/01/28 ..... 115 121,379
Series 2018A , GO , 5.00% , 04/01/28 ..... 410 433,367
Series 2018A , GO , 5.00% , 04/01/29 ..... 210 221,659
County of Montgomery, Series 2022A, GO,
5.00%, 04/01/28 ................. 70 73,829
County of Putnam, Series 2021, GO,
5.00%, 04/01/28 ................. 150 158,205
County of Rutherford, Series 2020, GO,
5.00%, 04/01/28 ................. 100 105,642
County of Shelby
Series 2019A , GO , 5.00% , 04/01/28 ..... 85 89,722
Series 2020B , GO , 5.00% , 04/01/28 ..... 310 327,223
County of Williamson
Series 2018 , GO , 5.00% , 04/01/28 ...... 100 105,642
Series 2022 , GO , 5.00% , 04/01/28 ...... 140 147,899
Series 2021B , GO , 5.00% , 05/01/28 ..... 375 396,612
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board,
Series 2023A, RB, 5.00%, 07/01/28 ..... 225 235,499
Metropolitan Government of Nashville &
Davidson County
Series 2016 , GO , 4.00% , 01/01/28 ...... 160 160,846
Series 2016 , GO , 5.00% , 01/01/28 ...... 270 275,730
Series 2024A , GO , 5.00% , 01/01/28 ..... 1,000 1,050,595
Series 2017A , RB , 5.00% , 05/15/28 ..... 160 165,899
Series 2017 , GO , 4.00% , 07/01/28 ...... 40 40,385
Series 2018 , GO , 4.00% , 07/01/28 ...... 255 262,072
Series 2018 , GO , 5.00% , 07/01/30 ...... 420 442,383
State of Tennessee
Series 2019A , GO , 5.00% , 09/01/28 ..... 85 88,868
Series 2021A , GO , 5.00% , 11/01/28 ..... 705 753,436
Series 2018A , GO , 5.00% , 02/01/29 ..... 290 304,886
Security
Par (000)
Par (000) Value
Tennessee (continued)
Tennessee Housing Development Agency,
Series 2021-1, RB, 1.25%, 07/01/28 ..... USD 330 $ 298,557
Tennessee State School Bond Authority
Series 2019A , RB , 5.00% , 11/01/28
( HERBIP ) ..................... 80 85,385
Series A , RB , 5.00% , 11/01/28 ( HERBIP ) .. 145 151,023
Series B , RB , 5.00% , 11/01/28 ( ST
INTERCEPT ) .................. 250 260,385
8,418,932
Texas — 11.8%
Abilene Independent School District, Series
2019, GO, 5.00%, 02/15/28 (PSF) ...... 65 68,412
Alamo Community College District, Series 2021,
GO, 5.00%, 02/15/28 .............. 180 189,344
Aldine Independent School District, Series
2017A, GO, 5.00%, 02/15/28 (PSF) ..... 90 93,135
Alvin Independent School District, Series 2016A,
GO, 5.00%, 02/15/28 (PSF) .......... 100 101,509
Arlington Independent School District, Series
2020, GO, 5.00%, 02/15/28 (PSF) ...... 350 368,276
Austin Community College District, Series
2016A, RB, 5.00%, 02/01/28 ......... 155 156,547
Austin Independent School District
Series 2017 , GO , 5.00% , 08/01/28 ( PSF ) .. 100 102,381
Series 2019 , GO , 5.00% , 08/01/28 ( PSF ) .. 370 392,916
Series 2021 , GO , 5.00% , 08/01/28 ( PSF ) .. 295 313,271
Series 2022B , GO , 5.00% , 08/01/28 ( PSF ) 310 329,200
Series 2019 , GO , 5.00% , 08/01/31 ( PSF ) .. 210 221,506
Barbers Hill Independent School District, Series
2024, GO, 5.00%, 02/15/28 (PSF) ...... 100 105,249
Birdville Independent School District, Series
2020, GO, 5.00%, 02/15/28 (PSF) ...... 135 141,975
Board of Regents of the University of Texas
System
Series 2016H , RB , 5.00% , 08/15/28 ..... 145 148,440
Series 2016J , RB , 5.00% , 08/15/28 ..... 130 133,068
Series 2020C , RB , 5.00% , 08/15/28 ..... 575 611,024
City of Austin
Series 2019 , GO , 5.00% , 09/01/28 ...... 475 503,530
Series 2020 , GO , 5.00% , 09/01/28 ...... 200 212,013
City of Austin Electric Utility, Series 2023, RB,
5.00%, 11/15/28 ................. 370 393,076
City of Austin Water & Wastewater System
Series 2016 , RB , 5.00% , 11/15/28 ...... 415 423,170
Series 2017 , RB , 5.00% , 11/15/28 ...... 200 208,111
City of Bryan Electric System, Series 2021A, RB,
5.00%, 07/01/28 (AGM) ............ 405 426,497
City of Dallas
Series 2020A , GO , 5.00% , 02/15/28 ..... 320 336,349
Series 2023A , GO , 5.00% , 02/15/28 ..... 500 525,545
City of Dallas Waterworks & Sewer System
Series 2017 , RB , 5.00% , 10/01/28 ...... 175 181,857
Series 2021C , RB , 5.00% , 10/01/28 ..... 410 435,331
Series 2018C , RB , 5.00% , 10/01/29 ..... 50 52,800
City of El Paso, Series 2020A, GO,
5.00%, 08/15/28 ................. 300 316,936
City of Fort Worth Water & Sewer System
Series 2021 , RB , 4.00% , 02/15/28 ...... 650 663,368
Series 2019 , RB , 5.00% , 02/15/28 ...... 125 131,493
City of Garland Electric Utility System, Series
2019A, RB, 5.00%, 03/01/28 ......... 250 262,138
City of Greenville Electric System, Series 2024,
RB, 5.00%, 02/15/28 (BAM) .......... 250 261,348

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
Schedules of Investments
65
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
City of Houston
Series 2016A , GO , 5.00% , 03/01/28 ..... USD 370 $ 375,184
Series 2017A , GO , 5.00% , 03/01/28 ..... 195 200,811
Series 2019A , GO , 5.00% , 03/01/28 ..... 150 157,694
City of Houston Airport System, Series 2020B,
RB, 5.00%, 07/01/28 .............. 500 528,565
City of Houston Combined Utility System
Series 2016B , RB , 5.00% , 11/15/28 ..... 110 112,763
Series 2017B , RB , 5.00% , 11/15/28 ..... 130 135,272
Series 1998A , RB , 0.00% , 12/01/28 ( AGM )
(b)
170 149,801
Series 2018D , RB , 5.00% , 11/15/30 ..... 145 152,682
City of Lewisville, Series 2018, GO,
5.00%, 02/15/30 ................. 350 364,571
City of San Antonio
GO , 5.00% , 02/01/28 ............... 250 263,149
Series 2022 , GO , 5.00% , 02/01/28 ...... 385 405,249
Series 2017 , GO , 5.00% , 08/01/28 ...... 175 181,774
Series 2018 , GO , 5.00% , 08/01/28 ...... 100 106,126
Series 2019 , GO , 5.00% , 08/01/28 ...... 425 451,037
City of San Antonio Electric & Gas Systems
Series 2016 , RB , 4.00% , 02/01/28 ...... 105 105,669
Series 2016 , RB , 5.00% , 02/01/28 ...... 380 388,293
Series 2017 , RB , 5.00% , 02/01/28 ...... 120 123,474
Series 2018 , RB , 5.00% , 02/01/28 ...... 400 420,293
Clear Creek Independent School District
Series 2019 , GO , 5.00% , 02/15/28 ( PSF ) .. 105 110,425
Series 2024A , GO , 5.00% , 02/15/28 ( PSF ) 500 525,834
Clifton Higher Education Finance Corp., Series
2017, RB, 4.00%, 08/15/28 (PSF) ...... 1,000 1,009,971
Conroe Independent School District
Series 2020A , GO , 5.00% , 02/15/28 ( PSF ) 400 421,435
Series 2022A , GO , 5.00% , 02/15/28 ( PSF ) 105 110,627
County of Bexar
Series 2017 , GO , 5.00% , 06/15/28 ...... 100 101,902
Series 2019 , GO , 5.00% , 06/15/30 ...... 135 141,641
County of Dallas, Series 2016, GO,
5.00%, 08/15/28 ................. 410 419,321
County of Denton, Series 2017, GO,
5.00%, 07/15/28 ................. 2,000 2,044,550
County of El Paso, Series 2017, GO,
5.00%, 02/15/28 ................. 120 124,412
County of Fort Bend, Series A, GO,
5.00%, 03/01/28 ................. 155 157,419
County of Harris
Series 2016A , RB , 5.00% , 08/15/28 ..... 190 193,950
Series 2020A , GO , 5.00% , 10/01/28 ..... 255 271,172
County of Harris Toll Road, Series 2022A, RB,
5.00%, 08/15/28 ................. 310 328,407
County of Williamson, Series 2020, GO,
5.00%, 02/15/28 ................. 370 388,398
Cypress-Fairbanks Independent School District
Series 2016 , GO , 5.00% , 02/15/28 ( PSF ) .. 55 55,843
Series 2019A , GO , 5.00% , 02/15/28 ( PSF ) 145 152,730
Series 2020 , GO , 5.00% , 02/15/28 ( PSF ) .. 340 358,126
Series 2020A , GO , 5.00% , 02/15/28 ( PSF ) 185 194,863
Series 2021A , GO , 5.00% , 02/15/28 ( PSF ) 305 321,260
Series 2023A , GO , 5.00% , 02/15/28 ( PSF ) 170 179,063
Series 2024B , GO , 5.00% , 02/15/28 ( PSF ) 500 526,657
Dallas Area Rapid Transit
Series 2019 , RB , 5.00% , 12/01/28 ...... 115 122,572
Series 2020A , RB , 5.00% , 12/01/28 ..... 100 106,585
Dallas County Utility & Reclamation District,
Series 2016, GO, 5.00%, 02/15/28 ...... 415 432,812
Dallas Fort Worth International Airport
Series 2021A , RB , 5.00% , 11/01/28 ..... 165 175,313
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2024 , RB , 5.00% , 11/01/28 ...... USD 150 $ 159,375
Dallas Independent School District
Series 2021 , GO , 4.00% , 02/15/28 ( PSF ) .. 90 92,189
Series 2020 , GO , 5.00% , 02/15/28 ( PSF ) .. 275 289,661
Series 2021A , GO , 5.00% , 02/15/28 ( PSF ) 1,020 1,074,379
Denton Independent School District, Series
2023, GO, 5.00%, 08/15/28 (PSF) ...... 200 212,069
Fort Bend County Municipal Utility District No.
58, Series 2021, GO, 3.00%, 04/01/28 (BAM) 315 308,575
Fort Bend Independent School District
Series 2019C , GO , 5.00% , 08/15/28 ( PSF ) 95 100,702
Series 2019B , GO , 4.00% , 02/15/32 ( PSF ) 340 344,550
Fort Worth Independent School District
Series 2019A , GO , 5.00% , 02/15/28 ( PSF ) 195 205,022
Series 2023 , GO , 5.00% , 02/15/28 ( PSF ) .. 400 420,558
Frisco Independent School District, Series 2019,
GO, 5.00%, 08/15/28 (PSF) .......... 510 540,775
Garland Independent School District, Series
2023, GO, 5.00%, 02/15/28 (PSF) ...... 100 105,359
Georgetown Independent School District
Series 2017A , GO , 5.00% , 08/15/28 ( PSF ) 100 104,226
Series 2019-A , GO , 5.00% , 08/15/29 ( PSF ) 105 111,368
Grand Parkway Transportation Corp.
Series 2018A , RB , 5.00% , 10/01/30 ..... 305 318,241
Series 2023 , RB , VRDN 5.00% , 04/01/28
(c)
200 207,676
Grand Prairie Independent School District,
Series 2016A, GO, 5.00%, 02/15/28 (PSF) . 80 81,890
Houston Independent School District, Series
2018, GO, 5.00%, 07/15/29 .......... 220 231,603
Irving Independent School District, Series 2016,
GO, 5.00%, 02/15/28 (PSF) .......... 305 309,723
Katy Independent School District
Series 2022 , GO , 5.00% , 02/15/28 ( PSF ) .. 155 163,094
Series 2019 , GO , 5.00% , 02/15/31 ( PSF ) .. 125 130,789
Killeen Independent School District, Series 2018,
GO, 5.00%, 02/15/30 (PSF) .......... 385 402,711
Klein Independent School District, Series 2017,
GO, 5.00%, 08/01/28 (PSF) .......... 245 250,590
Lamar Consolidated Independent School District,
Series 2024A, GO, 5.00%, 02/15/28 (PSF) . 500 525,834
Laredo Independent School District, Series
2018, GO, 5.00%, 08/01/28 (PSF) ...... 110 114,528
Leander Independent School District
Series 2019C , GO , 5.00% , 08/15/28 ( PSF ) 480 508,965
Series 2020A , GO , 5.00% , 08/15/28 ( PSF ) 215 227,974
Series 2018A , GO , 5.00% , 08/15/31 ( PSF ) 190 197,313
Series 2019C , GO , 5.00% , 08/15/31 ( PSF ) 180 188,642
Lewisville Independent School District, Series
2024, GO, 5.00%, 08/15/28 (PSF) ...... 680 721,691
Lone Star College System, Series 2016, GO,
5.00%, 02/15/28 ................. 760 770,624
Lower Colorado River Authority
Series 2019 , RB , 5.00% , 05/15/28 ...... 500 526,039
Series 2020 , RB , 5.00% , 05/15/28 ...... 200 210,416
Series 2024 , RB , 5.00% , 05/15/28 ( AGM ) . 515 542,432
Series 2025 , RB , 5.00% , 05/15/28
(a)
..... 100 105,208
Metropolitan Transit Authority of Harris County
Sales & Use Tax, RB, 5.00%, 11/01/30 ... 420 443,808
North East Independent School District, Series
2014, GO, 5.00%, 08/01/30 (PSF) ...... 75 79,295
North Texas Municipal Water District, Series
2016, RB, 5.00%, 06/01/28 .......... 420 427,725
North Texas Municipal Water District Water
System
Series 2019 , RB , 5.00% , 09/01/28 ...... 50 52,989

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
66
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2021A , RB , 5.00% , 09/01/28 ..... USD 435 $ 461,002
North Texas Tollway Authority
Series 2008D , RB , 0.00% , 01/01/28 ( AGC )
(b)
1,385 1,257,508
Series 2016A , RB , 5.00% , 01/01/28 ..... 450 454,163
Series 2019B , RB , 5.00% , 01/01/28 ..... 170 178,072
Series 2021B , RB , 5.00% , 01/01/28 ..... 125 130,935
Series 2024A , RB , 5.00% , 01/01/28 ..... 500 524,656
Series A , RB , 5.00% , 01/01/28 ......... 235 237,174
Series B , RB , 5.00% , 01/01/28 ......... 365 368,322
Northside Independent School District
Series 2019B , GO , 5.00% , 02/15/28 ( PSF ) 315 330,071
Series 2018 , GO , 5.00% , 08/15/28 ( PSF ) .. 170 177,337
Series 2021 , GO , 5.00% , 08/15/28 ( PSF ) .. 200 211,106
Series 2023A , GO , 5.00% , 08/15/28 ( PSF ) 100 105,553
Series 2019 , GO , 5.00% , 08/15/31 ( PSF ) .. 250 263,915
Northwest Independent School District, Series
2020, GO, 5.00%, 02/15/28 (PSF) ...... 125 131,253
Permanent University Fund - University of Texas
System, Series 2022A, RB, 5.00%, 07/01/28 805 853,499
Pflugerville Independent School District, Series
2019A, GO, 5.00%, 02/15/30 (PSF) ..... 115 120,384
Plano Independent School District, Series 2025,
GO, 5.00%, 02/15/28 (PSF)
(a)
......... 420 442,161
Richardson Independent School District, Series
2019, GO, 5.00%, 02/15/30 (PSF) ...... 395 413,816
Round Rock Independent School District
Series 2019 , GO , 5.00% , 08/01/28 ( PSF ) .. 400 424,647
Series 2019A , GO , 5.00% , 08/01/28 ( PSF ) 715 759,056
Series 2021 , GO , 5.00% , 08/01/28 ( PSF ) .. 125 132,702
Series 2019 , GO , 5.00% , 08/01/31 ( PSF ) .. 320 337,634
San Antonio Independent School District, Series
2019, GO, 5.00%, 08/15/29 (PSF) ...... 255 269,319
San Antonio Water System, Series 2019C, RB,
5.00%, 05/15/28 ................. 220 232,307
Socorro Independent School District, Series B,
GO, 5.00%, 08/15/28 (PSF) .......... 800 834,888
Spring Branch Independent School District,
Series 2019, GO, 5.00%, 02/01/28 (PSF) .. 205 215,844
Spring Independent School District, Series
2017A, GO, 5.00%, 08/15/28 ......... 530 540,298
State of Texas
Series 2018A , GO , 5.00% , 10/01/28 ..... 455 484,481
Series 2024 , GO , 5.00% , 10/01/28 ...... 835 887,426
Series 2019A , GO , 5.00% , 08/01/29 ..... 225 238,690
Temple Independent School District, Series
2017, GO, 4.00%, 02/01/28 (PSF) ...... 110 111,485
Texas A&M University
Series 2016C , RB , 4.00% , 05/15/28 ..... 180 180,945
Series 2017E , RB , 5.00% , 05/15/28 ..... 175 180,932
Series 2021A , RB , 5.00% , 05/15/28 ..... 160 169,435
Texas Department of Transportation State
Highway Fund
Series 2008 , RB , 5.25% , 04/01/28 ...... 95 100,912
Series 2016-A , RB , 5.00% , 10/01/28 ..... 300 307,264
Texas Municipal Gas Acquisition & Supply Corp.
V, Series 2024, RB, 5.00%, 01/01/28 .... 185 191,014
Texas State University System, Series 2017A,
RB, 5.00%, 03/15/28 .............. 130 134,267
Texas Water Development Board
Series 2018B , RB , 5.00% , 04/15/28 ..... 285 301,040
Series 2018 , RB , 5.00% , 08/01/28 ...... 90 93,486
Series 2019 , RB , 5.00% , 08/01/28 ...... 235 249,405
Series 2021 , RB , 5.00% , 08/01/28 ...... 325 344,922
Series 2022 , RB , 5.00% , 08/01/28 ...... 740 785,360
Series 2018A , RB , 5.00% , 10/15/28 ..... 325 342,206
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2024A , RB , 5.00% , 10/15/28 ..... USD 500 $ 532,391
Series 2018B , RB , 5.00% , 10/15/29 ..... 115 121,925
Series 2018B , RB , 5.00% , 04/15/30 ..... 410 434,405
Series 2018B , RB , 5.00% , 04/15/31 ..... 115 121,680
Series 2018A , RB , 5.00% , 10/15/31 ..... 100 104,888
Series 2018B , RB , 5.00% , 10/15/31 ..... 335 353,994
Trinity River Authority Central Regional
Wastewater System, Series 2022, RB,
5.00%, 08/01/28 ................. 105 111,069
51,507,362
Utah — 1.4%
Alpine School District, Series 2017B, GO,
5.00%, 03/15/28 (GTD) ............. 250 257,328
Central Valley Water Reclamation Facility, Series
2021C, RB, 5.00%, 03/01/28 ......... 150 158,162
City of Provo
Series 2019 , GO , 5.00% , 02/01/28 ...... 240 252,507
Series 2017 , GO , 5.00% , 01/01/29 ...... 180 187,235
Series 2019 , GO , 5.00% , 02/01/30 ...... 115 120,384
City of Salt Lake City, Series 2022, RB,
5.00%, 02/01/28 ................. 640 674,219
Intermountain Power Agency
Series 2022A , RB , 5.00% , 07/01/28 ..... 1,175 1,231,986
Series 2023A , RB , 5.00% , 07/01/28 ..... 120 125,820
Salt Lake City Corp., Series 2017, RB,
5.00%, 02/01/28 ................. 265 271,833
State of Utah
Series 2018 , GO , 5.00% , 07/01/28 ...... 315 325,560
Series 2019 , GO , 5.00% , 07/01/28 ...... 390 414,341
Series 2020 , GO , 5.00% , 07/01/28 ...... 305 324,036
Series 2020B , GO , 5.00% , 07/01/28 ..... 210 223,107
University of Utah (The)
Series 2017A , RB , 5.00% , 08/01/28 ( SAP ) . 200 208,273
Series 2017B1 , RB , 5.00% , 08/01/28 ( SAP ) 305 317,617
Series 2021A-1 , RB , 5.00% , 08/01/28 .... 600 637,191
Utah Associated Municipal Power Systems,
Series 2017A, RB, 5.00%, 09/01/28 ..... 25 26,004
Utah State Building Ownership Authority, Series
2024, RB, 5.00%, 05/15/28 .......... 125 132,146
Utah Water Finance Agency, Series 2017A, RB,
5.00%, 03/01/28 ................. 80 82,186
5,969,935
Vermont — 0.1%
Vermont Municipal Bond Bank, Series 2024, RB,
5.00%, 12/01/28 ................. 500 532,398
Virginia — 3.2%
City of Norfolk, Series B, GO, 4.00%, 10/01/28 300 303,813
City of Virginia Beach
Series 2021A , GO , 5.00% , 09/01/28 ( SAW ) 120 127,914
Series 2017A , GO , 5.00% , 04/01/30 ( SAW ) 185 195,171
Commonwealth of Virginia
Series 2 , GO , 2.00% , 06/01/28 ........ 400 380,206
Series 2018A , GO , 5.00% , 06/01/30 ..... 245 258,866
County of Arlington, Series 2018, GO,
5.00%, 08/15/29 ................. 125 132,577
County of Chesterfield, Series 2018A, GO,
5.00%, 01/01/29 (SAW) ............ 55 57,851
County of Fairfax
Series 2021A , RB , 5.00% , 07/15/28 ..... 85 90,331
Series 2017A , GO , 5.00% , 10/01/28 ( SAW ) 250 259,336
Series 2018A , GO , 5.00% , 10/01/28 ( SAW ) 160 169,054
Series 2019A , GO , 5.00% , 10/01/28 ( SAW ) 180 192,018
Series 2018A , GO , 5.00% , 10/01/30 ( SAW ) 205 215,816

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
Schedules of Investments
67
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Virginia (continued)
County of Henrico, Series 2015, GO,
5.00%, 08/01/28 ................. USD 250 $ 265,794
County of Loudoun
Series 2020A , GO , 5.00% , 12/01/28 ( SAW ) 355 379,857
Series 2022B , GO , 5.00% , 12/01/28 ( SAW ) 320 342,406
Fairfax County Industrial Development Authority,
Series 2022, RB, 5.00%, 05/15/28 ...... 315 331,768
Fairfax County Water Authority, Series 2017, RB,
4.00%, 04/01/28 ................. 15 15,276
Hampton Roads Transportation Accountability
Commission
Series 2020A , RB , 5.00% , 07/01/28 ..... 185 196,130
Series 2018A , RB , 5.00% , 07/01/52 ..... 1,000 1,050,595
Virginia College Building Authority
Series B , RB , 4.00% , 02/01/28 ......... 500 501,741
Series 2017C , RB , 5.00% , 02/01/28 ..... 110 113,643
Series 2017E , RB , 5.00% , 02/01/28 ..... 190 200,110
Series 2019A , RB , 5.00% , 02/01/28 ..... 455 479,210
Series 2019C , RB , 5.00% , 02/01/28 ..... 515 542,402
Series 2023A , RB , 5.00% , 02/01/28 ..... 955 1,004,780
Series B , RB , 5.00% , 02/01/28 ......... 135 142,146
Series 2016A , RB , 5.00% , 09/01/28 ( ST
INTERCEPT ) .................. 100 102,227
Series 2023A , RB , 5.00% , 09/01/28 ( SAW ) 130 138,201
Series 2017E , RB , 5.00% , 02/01/29 ..... 545 568,599
Series 2017E , RB , 5.00% , 02/01/30 ..... 415 430,879
Virginia Commonwealth Transportation Board
Series 2016 , RB , 5.00% , 03/15/28 ...... 425 435,711
Series 2017A , RB , 5.00% , 05/15/28 ..... 980 1,025,841
Series 2018 , RB , 5.00% , 05/15/28 ...... 215 227,148
Series 2019 , RB , 5.00% , 05/15/28 ...... 155 163,758
Series 2022 , RB , 5.00% , 05/15/28 ...... 320 338,081
Series 2018 , RB , 5.00% , 03/15/32 ...... 105 110,553
Virginia Public Building Authority
Series 2019A , RB , 5.00% , 08/01/28 ..... 410 435,248
Series 2020B , RB , 5.00% , 08/01/28 ..... 185 196,393
Virginia Public School Authority
Series 2018 , RB , 5.00% , 03/01/28 ( SAW ) . 45 47,521
Series 2017B , RB , 5.00% , 08/01/28 ( ST
INTERCEPT ) .................. 215 224,215
Series 2018B , RB , 5.00% , 08/01/28 ( ST
INTERCEPT ) .................. 100 106,094
Series 2019B , RB , 5.00% , 08/01/28 ( ST
INTERCEPT ) .................. 125 132,618
Series 2023A , RB , 5.00% , 08/01/28 ( SAW ) 315 334,197
Virginia Resources Authority
Series 2018A , RB , 5.00% , 11/01/28 ..... 145 154,746
Series 2018C , RB , 5.00% , 11/01/28 ..... 175 186,763
Series 2020C , RB , 5.00% , 11/01/28 ..... 145 154,746
Series 2021C , RB , 5.00% , 11/01/28 ..... 125 133,402
Series 2018A , RB , 5.00% , 11/01/30 ..... 150 159,212
13,754,964
Washington — 3.8%
Auburn School District No. 408 of King & Pierce
Counties, Series 2018, GO, 5.00%, 12/01/28
(GTD) ....................... 195 202,070
Central Puget Sound Regional Transit Authority,
Series 2016S-1, RB, 5.00%, 11/01/28 .... 235 240,115
City of Everett, Series 2016, RB,
5.00%, 12/01/28 ................. 405 414,352
City of Seattle
Series 2016B , RB , 5.00% , 04/01/28 ..... 325 329,960
Series 2019A , RB , 5.00% , 04/01/28 ..... 185 195,184
Series 2017 , RB , 4.00% , 07/01/28 ...... 195 198,155
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2020A , RB , 5.00% , 07/01/28 ..... USD 145 $ 153,599
Series 2020A , GO , 5.00% , 08/01/28 ..... 90 95,606
Series 2016C , RB , 4.00% , 10/01/28 ..... 90 90,616
Series 2021A , GO , 5.00% , 12/01/28 ..... 245 261,657
City of Tacoma Electric System, Series 2017,
RB, 5.00%, 01/01/28 .............. 50 51,251
Clark County Public Utility District No. 1 Electric,
Series 2024, RB, 5.00%, 01/01/28 ...... 195 204,622
Clark County School District No. 37 Vancouver,
Series 2018, GO, 5.00%, 12/01/28 (GTD) . 145 154,350
County of King
Series 2021A , GO , 5.00% , 01/01/28 ..... 230 241,952
Series 2017 , GO , 4.00% , 07/01/28 ...... 80 81,361
Series 2018B , RB , 5.00% , 07/01/28 ..... 170 179,817
Series 2019B , GO , 5.00% , 07/01/28 ..... 265 281,127
Series 2018B , RB , 5.00% , 07/01/29 ..... 465 486,549
Series 2018B , RB , 5.00% , 07/01/30 ..... 215 224,699
County of Snohomish, Series 2021A, GO,
5.00%, 12/01/28 ................. 195 207,916
County of Spokane, Series 2019B, GO,
5.00%, 12/01/28 ................. 210 224,056
Cowlitz County School District No. 402 Kalama,
Series 2018, GO, 5.00%, 12/01/31 (GTD) . 285 296,627
Energy Northwest
Series 2016-A , RB , 5.00% , 07/01/28 ..... 190 193,725
Series 2017A , RB , 5.00% , 07/01/28 ..... 475 491,914
Series 2018C , RB , 5.00% , 07/01/28 ..... 1,120 1,188,158
Series 2020A , RB , 5.00% , 07/01/28 ..... 155 164,433
Series 2022A , RB , 5.00% , 07/01/28 ..... 125 132,607
Series 2024B , RB , 5.00% , 07/01/28 ..... 300 318,257
Series 2018C , RB , 5.00% , 07/01/30 ..... 130 135,864
King & Snohomish Counties School District
No. 417 Northshore, Series 2018, GO,
5.00%, 12/01/29 (GTD) ............. 320 333,572
King County School District No. 405 Bellevue
Series 2016 , GO , 5.00% , 12/01/28 ( GTD ) . 495 506,321
Series 2018 , GO , 5.00% , 12/01/28 ( GTD ) . 140 145,427
Series 2019 , GO , 5.00% , 12/01/28 ( GTD ) . 125 133,367
King County School District No. 414 Lake
Washington
Series 2016 , GO , 4.00% , 12/01/28 ( GTD ) . 50 50,373
Series 2020 , GO , 4.00% , 12/01/28 ( GTD ) . 415 427,786
Series 2017 , GO , 5.00% , 12/01/28 ( GTD ) . 180 185,716
Port of Seattle
Series A , RB , 5.00% , 05/01/28 ......... 275 283,154
Series 2021B , RB , 5.00% , 06/01/28 ..... 100 105,673
Snohomish County Public Utility District No.
1 Electric System, Series 2021A, RB,
5.00%, 12/01/28 ................. 330 351,280
State of Washington
Series 2020C , GO , 5.00% , 02/01/28 ..... 190 200,159
Series 2023B , GO , 5.00% , 02/01/28 ..... 295 310,773
Series 2022C , GO , 5.00% , 02/01/28 ..... 670 705,823
Series 2021C , GO , 5.00% , 02/01/28 ..... 310 326,575
Series 2004C , GO , 0.00% , 06/01/28
( NPFGC )
(b)
.................... 105 94,763
Series 2020B , GO , 5.00% , 06/01/28 ..... 120 127,131
Series 2020E , GO , 5.00% , 06/01/28 ..... 400 423,769
Series R-2022D , GO , 4.00% , 07/01/28 ... 565 581,569
Series R-2021D , GO , 5.00% , 07/01/28 ... 170 180,345
Series 2020A , GO , 5.00% , 08/01/28 ..... 350 371,801
Series 2021A , GO , 5.00% , 08/01/28 ..... 210 223,081
Series 2022A , GO , 5.00% , 08/01/28 ..... 155 164,655
Series 2017B , GO , 5.00% , 08/01/28 ..... 245 250,408
Series 2017A , GO , 5.00% , 08/01/28 ..... 210 214,636

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
68
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Washington (continued)
Series R-2017A , GO , 5.00% , 08/01/28 ... USD 150 $ 153,311
Series R-2018D , GO , 5.00% , 08/01/28 ... 120 124,452
Series 2018C , GO , 5.00% , 02/01/30 ..... 530 553,357
Series 2018B , COP , 5.00% , 07/01/30 .... 230 240,586
Series 2018C , GO , 5.00% , 02/01/31 ..... 190 198,170
Series 2018D , GO , 5.00% , 02/01/31 ..... 105 109,515
Series 2019B , GO , 5.00% , 06/01/31 ..... 100 104,761
University of Washington, Series 2020C, RB,
5.00%, 04/01/28 ................. 320 337,436
Washington Health Care Facilities Authority,
Series 2025A, RB, 5.00%, 03/01/28 ..... 500 524,152
Washington State University, Series 2016, RB,
5.00%, 10/01/28 ................. 145 147,052
16,631,548
West Virginia — 0.5%
State of West Virginia
Series 2018A , GO , 5.00% , 06/01/28 ..... 85 89,968
Series 2019A , GO , 5.00% , 06/01/28 ..... 390 412,794
Series 2018A , GO , 5.00% , 12/01/28 ..... 110 116,183
Series 2019A , GO , 5.00% , 12/01/28 ..... 310 330,726
Series 2018A , GO , 5.00% , 12/01/29 ..... 140 147,334
Series 2018B , GO , 5.00% , 12/01/30 ..... 125 131,162
Series 2018B , GO , 5.00% , 06/01/31 ..... 585 612,335
West Virginia Commissioner of Highways, Series
2017A, RB, 5.00%, 09/01/28 ......... 320 332,190
West Virginia Lottery Excess Lottery, Series
2018A, RB, 5.00%, 07/01/30 ......... 75 79,050
2,251,742
Wisconsin — 2.2%
City of Madison
Series 2019A , GO , 2.25% , 10/01/28 ..... 420 393,348
Series 2021A , GO , 4.00% , 10/01/28 ..... 140 144,281
County of Dane, Series 2019A, GO,
2.00%, 06/01/28 ................. 165 155,511
County of Eau Claire, Series 2020A, GO,
2.00%, 09/01/28 ................. 650 604,333
Green Bay Area Public School District, GO,
5.00%, 04/01/28 ................. 165 173,842
Howard-Suamico School District, Series 2021,
GO, 1.50%, 03/01/30 .............. 1,250 1,093,038
Milwaukee Metropolitan Sewerage District,
Series 2021A, GO, 4.00%, 10/01/28 ..... 75 77,269
State of Wisconsin
Series 2019A , GO , 4.00% , 05/01/28 ..... 235 236,613
Series 2019B , GO , 4.00% , 05/01/28 ..... 210 213,162
Security
Par (000)
Par (000) Value
Wisconsin (continued)
Series 2019A , RB , 5.00% , 05/01/28 ..... USD 300 $ 311,303
Series 2020A , GO , 5.00% , 05/01/28 ..... 270 285,570
Series 2020B , GO , 5.00% , 05/01/28 ..... 420 444,219
Series 2021-1 , GO , 5.00% , 05/01/28 ..... 110 116,343
Series 2021-2 , GO , 5.00% , 05/01/28 ..... 250 264,416
Series 20242 , GO , 5.00% , 05/01/28 ..... 190 200,956
Series 2017-1 , GO , 5.00% , 11/01/28 ..... 75 77,879
Series 2017-2 , GO , 5.00% , 11/01/28 ..... 280 290,748
Series 20173 , GO , 5.00% , 11/01/28 ..... 465 482,850
Series 2021A , GO , 5.00% , 05/01/31 ..... 130 136,662
State of Wisconsin Environmental Improvement
Fund, Series 2021A, RB, 5.00%, 06/01/28 . 380 401,763
University of Wisconsin Hospitals & Clinics,
Series 2018A, RB, 5.00%, 04/01/31 ..... 1,220 1,271,783
Westosha Central High School District, Series
2021, GO, 1.60%, 03/01/31 .......... 300 253,604
Wisconsin Department of Transportation
Series 2017-1 , RB , 5.00% , 07/01/28 ..... 220 228,707
Series 2017-2 , RB , 5.00% , 07/01/28 ..... 565 587,360
Series 2021A , RB , 5.00% , 07/01/28 ..... 90 95,278
Series 2023I , RB , 5.00% , 07/01/28 ...... 815 862,796
9,403,634
Total Long-Term Investments — 98 .6%
(Cost: $ 435,143,814 ) .............................. 429,883,985
Shares
Shares
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 3.05%
(d) (e)
......... 316,161 316,193
Total Short-Term Securities — 0 .1%
(Cost: $ 316,193 ) ................................. 316,193
Total Investments — 98 .7%
(Cost: $ 435,460,007 ) .............................. 430,200,178
Other Assets Less Liabilities — 1.3% .................... 5,691,158
Net Assets — 100.0% ...............................
$ 435,891,336
(a)
When-issued security.
(b)
Zero-coupon bond.
(c)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 501,705 $ — $ (185,512)
(a)
$ — $ — $ 316,193 316,161 $ 8,362 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
Schedules of Investments
69
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 429,883,985 $ — $ 429,883,985
Short-Term Securities
Money Market Funds ...................................... 316,193 — — 316,193
$ 316,193 $ 429,883,985 $ — $ 430,200,178

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
70
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 0.6%
Alabama Public School & College Authority,
Series 2020A, RB, 5.00%, 11/01/29 ..... USD 780 $ 843,837
City of Huntsville, Series 2019A, GO,
5.00%, 05/01/33 ................. 125 132,903
University of Alabama (The), Series 2019A, RB,
5.00%, 07/01/29 ................. 70 75,344
University of Alabama at Birmingham
Series 2019C , RB , 5.00% , 10/01/30 ..... 90 96,502
Series 2019B , RB , 5.00% , 10/01/31 ..... 190 203,061
Water Works Board of the City of Birmingham
(The), Series 2018, RB, 5.00%, 01/01/29 .. 20 20,908
1,372,555
Alaska — 0.4%
Borough of North Slope, Series 2022A, GO,
5.00%, 06/30/29 ................. 400 429,385
Municipality of Anchorage, Series 2018A, GO,
5.00%, 09/01/29 ................. 35 36,577
State of Alaska
Series 2020A , GO , 5.00% , 08/01/29 ..... 115 123,358
Series 2024A , GO , 5.00% , 08/01/29 ..... 365 391,528
980,848
Arizona — 1.8%
Arizona Board of Regents, Series 2022A, RB,
5.00%, 07/01/29 ................. 140 150,518
Arizona State University, Series 2019B, RB,
5.00%, 07/01/29 ................. 25 26,878
City of Mesa Utility System, Series 2019A, RB,
5.00%, 07/01/29 ................. 50 53,675
City of Phoenix Civic Improvement Corp.
Series 2017B , RB , 5.00% , 07/01/29 ..... 335 347,836
Series 2019A , RB , 5.00% , 07/01/33 ..... 900 938,954
County of Pima
Series 2019 , RB , 4.00% , 07/01/29 ...... 165 169,066
COP , 5.00% , 12/01/29 .............. 600 645,114
County of Pima Sewer System, Series 2020B,
COP, 5.00%, 07/01/29 ............. 70 75,287
Maricopa County Unified School District No. 48
Scottsdale
Series 2017 , GO , 4.00% , 07/01/29 ...... 100 101,502
Series 2021D , GO , 4.00% , 07/01/29 ..... 55 56,801
Maricopa County Unified School District No. 80
Chandler, Series 2021B, GO, 5.00%, 07/01/29 400 431,026
Maricopa County Union High School District
No. 210-Phoenix, Series 2025B, GO,
5.00%, 07/01/29
(a)
................ 100 107,525
Salt River Project Agricultural Improvement &
Power District
Series 2017A , RB , 5.00% , 01/01/29 ..... 260 272,686
Series 2021A , RB , 5.00% , 01/01/29 ..... 235 251,307
Series 2023A , RB , 5.00% , 01/01/29 ..... 235 251,307
Series 2024A , RB , 5.00% , 01/01/29 ..... 400 427,757
4,307,239
Arkansas — 0.0%
University of Arkansas, Series 2019A, RB,
5.00%, 03/01/31 ................. 100 105,580
California — 14.4%
Anaheim Housing & Public Improvements
Authority, Series 2022A, RB, 5.00%, 10/01/29 155 162,006
Anaheim Public Financing Authority, Series
2019A, RB, 5.00%, 09/01/30 (BAM) ..... 135 143,893
Security
Par (000)
Par (000) Value
California (continued)
Anaheim Union High School District, Series
2019, GO, 5.00%, 08/01/29 .......... USD 220 $ 230,042
Bay Area Toll Authority, Series 2023F-1, RB,
5.00%, 04/01/29 ................. 350 378,302
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/29
(b)
............. 1,055 919,298
California Infrastructure & Economic
Development Bank
Series 2024A , RB , 3.25% , 08/01/29 ..... 1,705 1,696,227
Series 2023 , RB , 5.00% , 10/01/29 ...... 155 169,436
Series 2017 , RB , 5.00% , 10/01/29 ...... 35 36,410
California State Public Works Board
Series 2019B , RB , 5.00% , 05/01/29 ..... 25 26,827
Series 2021B , RB , 5.00% , 05/01/29 ..... 150 160,962
Series 2024C , RB , 5.00% , 09/01/29 ..... 715 770,887
Series B , RB , 5.00% , 10/01/29 ......... 225 233,943
Series 2021C , RB , 5.00% , 11/01/29 ..... 25 27,018
Series 2021D , RB , 5.00% , 11/01/29 ..... 115 124,282
Series 2019C , RB , 5.00% , 11/01/30 ..... 215 231,835
Series 2019C , RB , 5.00% , 11/01/31 ..... 260 279,211
California State University
Series 2020C , RB , 5.00% , 11/01/29 ..... 140 153,321
Series 2021A , RB , 5.00% , 11/01/29 ..... 25 27,379
Series 2019A , RB , 5.00% , 11/01/32 ..... 30 32,495
Cerritos Community College District, Series
2012D, GO, 0.00%, 08/01/29
(b)
........ 750 651,347
Chabot-Las Positas Community College District
Series B , GO , 3.00% , 08/01/31 ........ 45 43,612
Series B , GO , 3.00% , 08/01/33 ........ 265 251,415
City & County of San Francisco
Series 2020B , GO , 2.00% , 06/15/29 ..... 265 243,842
Series 2021D1 , GO , 4.00% , 06/15/33 .... 525 538,906
City of Long Beach Airport System, Series
2022A, RB, 5.00%, 06/01/29 (AGM) ..... 255 274,446
City of Los Angeles Department of Airports
Series 2021B , RB , 5.00% , 05/15/29 ..... 75 80,667
Series 2020A , RB , 5.00% , 05/15/30 ..... 110 118,641
City of San Francisco, Series D, RB,
5.00%, 11/01/29 ................. 100 104,664
City of San Jose
Series 2019C , GO , 5.00% , 09/01/29 ..... 100 108,276
Series 2019C , GO , 5.00% , 09/01/33 ..... 100 106,957
Clovis Unified School District, Series 2004A, GO,
0.00%, 08/01/29 (NPFGC)
(b)
.......... 50 43,296
Coast Community College District
Series 2019F , GO , 4.00% , 08/01/29 ..... 85 88,549
Series 2019F , GO , 4.00% , 08/01/33 ..... 285 291,915
Contra Costa Community College District, Series
2020C, GO, 4.00%, 08/01/29 ......... 90 93,753
Contra Costa Transportation Authority Sales Tax,
Series 2018B, RB, 5.00%, 03/01/29 ..... 1,345 1,394,289
Contra Costa Water District, Series 2023, RB,
5.00%, 10/01/29 ................. 50 54,657
County of Sacramento Airport System, Series
2024, RB, 5.00%, 07/01/29 .......... 500 538,783
East Bay Municipal Utility District Water System,
Series 2019A, RB, 5.00%, 06/01/33 ..... 100 107,728
Escondido Union High School District, Series A,
GO, 0.00%, 08/01/29 (AGC)
(b)
......... 1,100 956,109
Evergreen School District, Series 2020, GO,
3.00%, 08/01/29 ................. 165 162,064
Los Angeles Community College District
Series J , GO , 4.00% , 08/01/29 ......... 40 40,786
Series 2024 , GO , 5.00% , 08/01/29 ...... 110 119,408

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
Schedules of Investments
71
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2020A , RB , 5.00% , 06/01/29 ..... USD 95 $ 102,738
Series 2017A , RB , 5.00% , 07/01/29 ..... 1,760 1,838,934
Los Angeles County Public Works
Financing Authority, Series 2019E-1, RB,
5.00%, 12/01/31 ................. 130 140,372
Los Angeles County Sanitation Districts
Financing Authority, Series 2021A, RB,
5.00%, 10/01/29 ................. 130 141,718
Los Angeles Department of Water & Power
Series 2017A , RB , 5.00% , 07/01/29 ..... 105 106,765
Series 2018D , RB , 5.00% , 07/01/29 ..... 130 134,510
Series 2019D , RB , 5.00% , 07/01/29 ..... 65 67,990
Series 2020A , RB , 5.00% , 07/01/29 ..... 240 251,041
Series 2021B , RB , 5.00% , 07/01/29 ..... 275 287,652
Series 2023A , RB , 5.00% , 07/01/29 ..... 50 52,300
Series 2024C , RB , 5.00% , 07/01/29 ..... 155 162,131
Series 2024E , RB , 5.00% , 07/01/29 ..... 185 193,511
Series 2019B , RB , 5.00% , 07/01/33 ..... 205 211,566
Series 2019D , RB , 5.00% , 07/01/33 ..... 45 46,622
Los Angeles Department of Water & Power
Water System
Series 2017A , RB , 5.00% , 07/01/29 ..... 80 81,345
Series 2018B , RB , 5.00% , 07/01/29 ..... 65 67,255
Series 2020A , RB , 5.00% , 07/01/29 ..... 250 261,502
Series 2022B , RB , 5.00% , 07/01/29 ..... 80 83,680
Series 2024A , RB , 5.00% , 07/01/29 ..... 295 308,572
Los Angeles Unified School District
Series 2020A , GO , 5.00% , 07/01/29 ..... 135 145,691
Series 2019A , GO , 5.00% , 07/01/30 ..... 250 269,204
Series 2019A , GO , 4.00% , 07/01/33 ..... 250 257,247
Los Rios Community College District, Series E,
GO, 3.00%, 08/01/32 .............. 675 646,811
Metropolitan Water District of Southern California
Series 2020A , RB , 5.00% , 07/01/29 ..... 60 65,539
Series 2021A , RB , 5.00% , 10/01/29 ..... 30 32,794
Series 2019A , RB , 5.00% , 07/01/31 ..... 50 53,797
Series 2020A , RB , 5.00% , 10/01/33 ..... 105 113,857
Miracosta Community College District, Series B,
GO, 4.00%, 08/01/29 .............. 140 146,631
Municipal Improvement Corp. of Los Angeles
Series 2023-A , RB , 5.00% , 05/01/29 ..... 110 118,064
Series 2020-B , RB , 5.00% , 11/01/29 ..... 125 135,121
Newport Mesa Unified School District, Series
2007, GO, 0.00%, 08/01/29 (NPFGC)
(b)
... 110 95,212
Orange County Water District
Series 2017A , RB , 5.00% , 08/15/29 ..... 90 93,303
Series 2019C , RB , 5.00% , 08/15/29 ..... 395 430,865
Series 2019C , RB , 5.00% , 08/15/30 ..... 50 54,528
Poway Unified School District, Series A, GO,
0.00%, 08/01/29
(b)
................ 150 130,110
Rancho Santiago Community College District,
Series C, GO, 0.00%, 09/01/29 (AGM)
(b)
.. 200 173,122
Riverside County Transportation
Commission Sales Tax, Series 2017A, RB,
5.00%, 06/01/29 ................. 20 20,801
San Diego County Water Authority, Series
2022A, RB, 5.00%, 05/01/29 ......... 205 221,804
San Diego Unified School District
Series R-1 , GO , 0.00% , 07/01/29
(b)
...... 200 174,203
Series 2021E-2 , GO , 5.00% , 07/01/29 .... 65 70,626
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2022B , RB , 5.00% , 05/01/29 ..... 100 107,495
Security
Par (000)
Par (000) Value
California (continued)
Series 2019D , RB , 5.00% , 05/01/30 ..... USD 50 $ 53,492
San Jose Evergreen Community College District,
Series B, GO, 4.00%, 09/01/29 ........ 30 30,941
San Jose Unified School District, Series C, GO,
0.00%, 08/01/29 (NPFGC)
(b)
.......... 170 148,692
San Mateo County Community College District
(b)
Series 2005A , GO , 0.00% , 09/01/29
( NPFGC ) ..................... 100 86,745
Series 2006B , GO , 0.00% , 09/01/29
( NPFGC ) ..................... 540 468,425
Santa Clarita Community College District, Series
2005, GO, 0.00%, 08/01/29 (AGM)
(b)
..... 200 173,911
Southern California Public Power Authority
Series 20201 , RB , 5.00% , 07/01/29 ..... 100 106,866
Series 2021-1 , RB , 5.00% , 07/01/29 ..... 275 288,408
Series 2024A , RB , 5.00% , 07/01/29 ..... 150 157,314
State of California
GO , 5.00% , 04/01/29 ............... 935 1,002,065
Series B , GO , 5.00% , 08/01/29 ........ 240 248,830
GO , 4.00% , 09/01/29 ............... 880 909,714
Series 2024 , GO , 5.00% , 09/01/29 ...... 470 506,737
GO , 5.00% , 09/01/29 ............... 1,050 1,132,072
GO , 5.00% , 10/01/29 ............... 335 361,612
Series 2023 , GO , 5.00% , 10/01/29 ...... 415 447,967
GO , 4.00% , 11/01/29 ............... 295 305,243
GO , 5.00% , 11/01/29 ............... 1,305 1,410,332
Series 2017 , GO , 5.00% , 11/01/29 ...... 240 249,725
Series 2020 , GO , 5.00% , 11/01/29 ...... 475 513,339
GO , 5.00% , 12/01/29 ............... 555 600,470
Series 2019 , GO , 5.00% , 10/01/30 ...... 280 301,085
GO , 5.00% , 04/01/31 ............... 135 144,019
Series 2019 , GO , 5.00% , 10/01/31 ...... 290 311,357
GO , 5.00% , 04/01/32 ............... 290 308,769
GO , 5.00% , 10/01/32 ............... 300 321,259
State of California Department of Water
Resources
Series BA , RB , 5.00% , 12/01/29 ........ 115 124,860
Series BB , RB , 5.00% , 12/01/29 ........ 140 152,764
Series BA , RB , 5.00% , 12/01/31 ........ 20 21,623
Ukiah Unified School District, Series 2006, GO,
0.00%, 08/01/29 (NPFGC)
(b)
.......... 1,000 862,316
University of California
Series 2018AZ , RB , 4.00% , 05/15/29 .... 120 123,391
Series 2018O , RB , 4.00% , 05/15/29 ..... 190 195,258
Series 2017AY , RB , 5.00% , 05/15/29 .... 105 108,786
Series 2020BE , RB , 5.00% , 05/15/29 .... 150 161,749
Series 2023BM , RB , 5.00% , 05/15/29 .... 85 91,657
Series 2023BN , RB , 5.00% , 05/15/29 .... 155 167,140
Series 2024BS , RB , 5.00% , 05/15/29 .... 100 107,832
Series 2025BZ , RB , 5.00% , 05/15/29
(a)
... 500 539,162
William S Hart Union High School District, Series
2005B, GO, 0.00%, 09/01/29 (AGM)
(b)
.... 475 411,514
33,972,354
Colorado — 1.2%
Board of Water Commissioners City & County
of Denver (The), Series 2024A, RB,
5.00%, 09/15/29 ................. 500 541,462
Boulder Valley School District No. Re-2 Boulder,
Series 2019B, GO, 4.00%, 12/01/29 (SAW) 125 126,753
City & County of Denver
Series 2019A , GO , 5.00% , 08/01/29 ..... 70 75,666
Series 2020B , GO , 5.00% , 08/01/29 ..... 130 140,523
Series 2022A , GO , 5.00% , 08/01/29 ..... 130 140,523

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
72
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colorado (continued)
City & County of Denver Airport System
Series 2019C , RB , 5.00% , 11/15/29 ..... USD 65 $ 70,134
Series 2022C , RB , 5.00% , 11/15/29 ..... 170 183,427
Series 2019C , RB , 5.00% , 11/15/30 ..... 210 225,827
City of Westminster Water & Wastewater Utility,
Series 2024, RB, 5.00%, 12/01/29 ...... 250 271,015
Denver City & County School District No. 1
Series 2021 , GO , 5.00% , 12/01/29 ( SAW ) . 170 184,290
Series 2018A , GO , 5.50% , 12/01/29 ( SAW ) 225 237,646
Regional Transportation District, COP,
5.00%, 06/01/29 ................. 55 58,866
Regional Transportation District Sales Tax,
Series 2021B, RB, 5.00%, 11/01/29 ..... 75 81,211
State of Colorado, Series 2018M, COP,
5.00%, 03/15/29 ................. 330 342,818
University of Colorado
Series 2017A-2 , RB , 5.00% , 06/01/29 .... 135 141,778
Weld County School District No. 6 Greeley,
Series 2020, GO, 5.00%, 12/01/31 (SAW) . 105 112,380
2,934,319
Connecticut — 1.3%
State of Connecticut
Series 2021A , GO , 4.00% , 01/15/29 ..... 170 174,291
Series 2022A , GO , 4.00% , 01/15/29 ..... 105 107,650
Series 2020A , GO , 5.00% , 01/15/29 ..... 180 191,942
Series 2020C , GO , 4.00% , 06/01/29 ..... 225 231,112
Series 2022C , GO , 5.00% , 06/15/29 ..... 60 64,366
Series 2022E , GO , 5.00% , 11/15/29 ..... 55 59,339
Series 2024H , GO , 5.00% , 11/15/29 ..... 500 539,446
Series 2019A , GO , 5.00% , 04/15/31 ..... 100 106,403
Series 2019A , GO , 5.00% , 04/15/33 ..... 185 195,539
State of Connecticut Special Tax
Series 2018A , RB , 5.00% , 01/01/29 ..... 380 397,742
Series 2021C , RB , 5.00% , 01/01/29 ..... 200 213,147
Series 2021A , RB , 5.00% , 05/01/29 ..... 180 192,775
Series 2022A , RB , 5.00% , 07/01/29 ..... 105 112,710
Series 2023B , RB , 5.00% , 07/01/29 ..... 75 80,507
Series 2018B , RB , 5.00% , 10/01/29 ..... 130 137,559
Series 2021D , RB , 5.00% , 11/01/29 ..... 225 242,629
University of Connecticut, Series 2017A, RB,
5.00%, 01/15/29 ................. 100 102,652
3,149,809
Delaware — 0.5%
Delaware Transportation Authority
Series 2019 , RB , 5.00% , 07/01/29 ...... 135 145,630
Series 2020 , RB , 5.00% , 07/01/29 ...... 225 242,717
Series 2019 , RB , 5.00% , 07/01/32 ...... 160 171,367
State of Delaware
Series 2020A , GO , 5.00% , 01/01/29 ..... 145 155,421
Series 2021 , GO , 5.00% , 02/01/29 ...... 135 144,897
Series 2022 , GO , 5.00% , 03/01/29 ...... 135 145,092
Series 2019 , GO , 5.00% , 02/01/30 ...... 100 107,096
1,112,220
District of Columbia — 2.0%
District of Columbia
Series 2023A , GO , 5.00% , 01/01/29 ..... 15 15,981
Series 2017D , GO , 5.00% , 06/01/29 ..... 120 123,915
Series 2023B , GO , 5.00% , 06/01/29 ..... 210 225,087
Series 2019A , GO , 5.00% , 10/15/29 ..... 280 298,891
Series 2020 , RB , 5.00% , 12/01/29 ...... 365 392,911
Series 2019A , GO , 5.00% , 10/15/31 ..... 405 429,297
Series 2020 , RB , 5.00% , 12/01/31 ...... 415 442,896
Security
Par (000)
Par (000) Value
District of Columbia (continued)
Series 2020 , RB , 5.00% , 12/01/32 ...... USD 215 $ 228,662
District of Columbia Income Tax
Series 2019A , RB , 5.00% , 03/01/29 ..... 180 192,243
Series 2020A , RB , 5.00% , 03/01/29 ..... 175 186,902
Series 2020C , RB , 5.00% , 05/01/29 ..... 260 278,362
Series 2019C , RB , 5.00% , 10/01/29 ..... 200 215,346
Series 2019A , RB , 5.00% , 03/01/30 ..... 125 133,876
Series 2019C , RB , 5.00% , 10/01/30 ..... 280 299,856
Series 2019A , RB , 5.00% , 03/01/31 ..... 135 144,221
District of Columbia Water & Sewer Authority,
Series 2024A, RB, 5.00%, 10/01/29 ..... 60 64,732
Washington Metropolitan Area Transit Authority
Series 2017B , RB , 5.00% , 07/01/29 ..... 150 155,250
Series A-1 , RB , 5.00% , 07/01/29 ....... 210 217,349
Series 2020A , RB , 5.00% , 07/15/29 ..... 190 204,222
Series 2021A , RB , 5.00% , 07/15/29 ..... 495 532,053
4,782,052
Florida — 5.0%
Central Florida Expressway Authority
Series 2017 , RB , 5.00% , 07/01/29 ...... 175 180,797
Series 2021D , RB , 5.00% , 07/01/29 ..... 115 122,892
Series 2019A , RB , 5.00% , 07/01/32 ..... 105 111,315
Series 2019B , RB , 5.00% , 07/01/33 ..... 265 279,601
City of Gainesville Utilities System, Series
2017A, RB, 5.00%, 10/01/29 ......... 400 415,770
City of Jacksonville
Series 2019A , RB , 5.00% , 10/01/29 ..... 305 327,491
Series 2022A , RB , 5.00% , 10/01/29 ..... 235 252,329
Series 2019A , RB , 5.00% , 10/01/32 ..... 335 354,623
County of Broward Port Facilities, Series 2019A,
RB, 5.00%, 09/01/33 .............. 385 405,020
County of Miami-Dade
Series 2019B , RB , 5.00% , 04/01/29 ..... 95 101,441
Series 2019B , RB , 5.00% , 04/01/30 ..... 170 181,280
Series 2019A , RB , 5.00% , 04/01/33 ..... 145 152,933
County of Miami-Dade Transit System
Series 2019 , RB , 5.00% , 07/01/30 ...... 265 282,170
Series 2019 , RB , 5.00% , 07/01/31 ...... 290 307,720
Florida Department of Environmental Protection
Series 2018A , RB , 5.00% , 07/01/29 ..... 405 434,099
Series 2019A , RB , 5.00% , 07/01/29 ..... 25 26,796
Florida Municipal Power Agency
Series 2018A , RB , 3.00% , 10/01/29 ..... 100 97,116
Series 2019A , RB , 5.00% , 10/01/29 ..... 100 107,034
JEA Electric System, Series 2024A-3, RB,
5.00%, 10/01/29 (AGC) ............ 115 123,775
JEA Water & Sewer System, Series 2024A, RB,
5.00%, 10/01/29 ................. 100 107,845
Orange County School Board, Series 2017C,
COP, 5.00%, 08/01/29 ............. 130 139,282
Orlando Utilities Commission
Series 2019A , RB , 5.00% , 10/01/29 ..... 180 192,460
Series 2021A , RB , 5.00% , 10/01/29 ..... 80 86,516
Series 2024A , RB , 5.00% , 10/01/29 ..... 250 270,363
Palm Beach County School District, Series
2018C, COP, 5.00%, 08/01/29 ........ 1,005 1,057,303
School Board of Miami-Dade County (The)
Series 2017 , GO , 5.00% , 03/15/29 ...... 45 46,326
Series 2025A , COP , 5.00% , 05/01/29 .... 830 880,913
School District of Broward County
Series 2019B , COP , 5.00% , 07/01/29 .... 865 929,599
Series B , COP , 5.00% , 07/01/29 ........ 150 155,027
State of Florida
Series 2017B , GO , 5.00% , 06/01/29 ..... 240 248,565

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
Schedules of Investments
73
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2017C , GO , 5.00% , 06/01/29 ..... USD 320 $ 331,420
Series 2019C , GO , 5.00% , 06/01/29 ..... 245 263,088
Series 2020A , GO , 5.00% , 06/01/29 ..... 205 220,135
Series 2021B , GO , 5.00% , 06/01/29 ..... 165 177,182
Series 2022A , GO , 5.00% , 06/01/29 ..... 95 102,014
Series 2018B , GO , 5.00% , 07/01/29 ..... 280 296,708
Series 2020A , GO , 5.00% , 07/01/29 ..... 95 102,442
Series 2021B , GO , 5.00% , 07/01/29 ..... 100 107,834
Series 2022A , GO , 5.00% , 07/01/29 ..... 105 113,225
Series 2019C , GO , 4.00% , 06/01/32 ..... 315 321,649
Series 2019C , GO , 3.00% , 06/01/33 ..... 45 41,476
State of Florida Department of Transportation
Series 2018 , RB , 5.00% , 07/01/29 ...... 160 168,450
Series 2021A , RB , 5.00% , 07/01/29 ..... 400 428,255
State of Florida Department of Transportation
Turnpike System
Series 2019B , RB , 5.00% , 07/01/29 ..... 190 204,421
Series 2020A , RB , 5.00% , 07/01/29 ..... 50 53,795
Series 2020B , RB , 5.00% , 07/01/29 ..... 75 80,692
Series 2023A , RB , 5.00% , 07/01/29 ..... 120 129,108
Series 2024A , RB , 6.00% , 07/01/29 ..... 120 133,570
State of Florida Lottery, Series 2019A, RB,
5.00%, 07/01/29 ................. 90 96,648
11,750,513
Georgia — 1.7%
City of Atlanta Department of Aviation, Series
2021B, RB, 5.00%, 07/01/29 ......... 160 171,761
City of Atlanta Water & Wastewater
Series 2018C , RB , 5.00% , 11/01/29 ..... 150 156,547
Series 2004 , RB , 5.75% , 11/01/29 ( AGM ) . 100 110,961
County of Cobb, Series 2019, RB,
5.00%, 07/01/29 ................. 250 269,879
Georgia State Road & Tollway Authority
Series 2020 , RB , 5.00% , 06/01/29 ...... 755 811,641
Henry County School District, Series 2021, GO,
4.00%, 08/01/29 (SAW) ............ 425 438,223
Metropolitan Atlanta Rapid Transit Authority,
Series 2023B, RB, 5.00%, 07/01/29 ..... 75 80,903
Municipal Electric Authority of Georgia
Series 2019A , RB , 5.00% , 01/01/29 ..... 295 311,269
Series 2020A , RB , 5.00% , 01/01/29 ..... 50 52,757
Series 2024A , RB , 5.00% , 01/01/29 ..... 30 31,654
Private Colleges & Universities Authority
Series 2019A , RB , 5.00% , 09/01/29 ..... 740 797,466
Series 2022A , RB , 5.00% , 09/01/29 ..... 150 161,648
State of Georgia
Series 2022C , GO , 4.00% , 07/01/29 ..... 95 98,717
Series 2018A , GO , 5.00% , 07/01/29 ..... 90 95,414
Series 2021A , GO , 5.00% , 07/01/29 ..... 45 48,584
Series 2023A , GO , 5.00% , 07/01/29 ..... 45 48,584
Series 2020A , GO , 5.00% , 08/01/29 ..... 30 32,430
Series 2019A , GO , 5.00% , 07/01/30 ..... 195 209,908
3,928,346
Hawaii — 1.2%
City & County Honolulu Wastewater System
Series 2019A , RB , 4.00% , 07/01/29 ..... 25 25,868
Series 2019A , RB , 4.00% , 07/01/31 ..... 400 407,851
City & County of Honolulu
Series 2021B , GO , 5.00% , 07/01/29 ..... 145 156,070
Series 2019C , GO , 4.00% , 08/01/29 ..... 255 263,982
Series 2019A , GO , 5.00% , 09/01/29 ..... 370 388,335
Series C , GO , 5.00% , 10/01/29 ........ 255 275,453
Series 2022A , GO , 5.00% , 11/01/29 ..... 380 410,969
Security
Par (000)
Par (000) Value
Hawaii (continued)
County of Hawaii, Series D, GO,
4.00%, 09/01/29 ................. USD 100 $ 101,194
State of Hawaii
Series 2019FW , GO , 5.00% , 01/01/29 .... 75 80,204
Series FK , GO , 5.00% , 05/01/29 ....... 155 160,051
Series FN , GO , 5.00% , 10/01/29 ....... 195 202,059
Series 2019FW , GO , 5.00% , 01/01/33 .... 325 342,271
2,814,307
Idaho — 0.6%
Idaho Housing & Finance Association
Series 2021A , RB , 5.00% , 07/15/29 ..... 695 743,654
Series 2019A , RB , 5.00% , 07/15/30 ..... 135 143,740
Idaho State Building Authority, Series 2024A,
RB, 5.00%, 06/01/29 .............. 500 538,129
1,425,523
Illinois — 4.8%
Chicago O'Hare International Airport
Series 2020A , RB , 5.00% , 01/01/29 ..... 25 26,583
Series 2020B , RB , 5.00% , 01/01/29 ..... 125 132,914
Series A , RB , 5.00% , 01/01/29 ......... 115 117,789
Series D , RB , 5.25% , 01/01/29 ......... 245 252,728
City of Chicago
Series 2024A , RB , 5.00% , 01/01/29 ( BAM ) 130 136,569
Series 2024B , GO , 5.00% , 01/01/29 ..... 250 258,984
City of Chicago Wastewater Transmission,
Series 2023B, RB, 5.00%, 01/01/29 (AGM) 95 99,800
City of Chicago Waterworks
Series 2017 , RB , 5.00% , 11/01/29 ...... 80 82,870
Series 2024A , RB , 5.00% , 11/01/29 ..... 40 42,309
City of Springfield Electric, Series 2024, RB,
5.00%, 03/01/29 (BAM) ............ 500 529,551
County of Cook
Series 2018 , RB , 5.00% , 11/15/29 ...... 165 171,582
Series 2022A , GO , 5.00% , 11/15/29 ..... 230 246,044
DuPage County Forest Preserve District, Series
2025, GO, 5.00%, 11/01/29 .......... 160 172,056
Illinois Finance Authority
Series 2019 , RB , 5.00% , 01/01/29 ...... 105 111,831
Series 2020 , RB , 5.00% , 01/01/29 ...... 495 527,203
Series 2019 , RB , 5.00% , 01/01/31 ...... 195 208,554
Illinois State Toll Highway Authority
Series 2018A , RB , 5.00% , 01/01/29 ..... 800 851,760
Series 2019C , RB , 5.00% , 01/01/29 ..... 545 580,262
Series 2018A , RB , 5.00% , 01/01/31 ..... 95 99,981
Metropolitan Water Reclamation District
of Greater Chicago, Series 2021C, GO,
5.00%, 12/01/29 ................. 245 265,147
Regional Transportation Authority, Series 2002A,
RB, 6.00%, 07/01/29 (NPFGC) ........ 50 55,407
Sales Tax Securitization Corp.
Series 2023A , RB , 4.00% , 01/01/29 ..... 195 198,067
Series 2020A , RB , 5.00% , 01/01/29 ..... 470 493,747
Series 2017A , RB , 5.00% , 01/01/29 ..... 585 606,860
State of Illinois
Series 2016 , GO , 5.00% , 02/01/29 ...... 225 230,043
Series 2021A , GO , 5.00% , 03/01/29 ..... 595 623,036
Series 2022A , GO , 5.00% , 03/01/29 ..... 95 99,476
Series 2022B , GO , 5.00% , 03/01/29 ..... 365 382,199
Series 2018A , GO , 5.00% , 05/01/29 ..... 145 150,375
Series 2024B , GO , 5.00% , 05/01/29 ..... 690 723,497
Series 2023D , GO , 5.00% , 07/01/29 ..... 250 262,510
Series 2019A , GO , 5.00% , 11/01/29 ..... 20 21,061
Series 2021A , GO , 5.00% , 12/01/29 ..... 355 374,086

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
74
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2023B , GO , 5.00% , 12/01/29 ..... USD 610 $ 642,795
Series 2019B , GO , 5.00% , 11/01/31 ..... 335 351,286
State of Illinois Sales Tax
Series 2021A , RB , 4.00% , 06/15/29 ..... 355 361,100
Series 2021C , RB , 5.00% , 06/15/29 ..... 500 526,822
Series 2024A , RB , 5.00% , 06/15/29 ..... 100 105,364
University of Illinois, Series 2021A, RB,
5.00%, 04/01/29 ................. 220 234,841
11,357,089
Indiana — 2.3%
City of Indianapolis Department of Public
Utilities Water System, Series 2018A, RB,
5.00%, 10/01/29 ................. 115 120,971
Indiana Finance Authority
Series 2019A , RB , 5.00% , 02/01/29 ..... 260 278,307
Series 2021B , RB , 5.00% , 02/01/29 ..... 125 134,031
Series 2021-1 , RB , 5.00% , 10/01/29 ..... 85 91,745
Series 2021A , RB , 5.00% , 10/01/29 ( BAM ) 195 210,808
Series 2022B , RB , 5.00% , 10/01/29 ..... 115 124,125
Series 2023A , RB , 5.00% , 10/01/29 ..... 185 199,679
Series 2019E , RB , 5.00% , 02/01/30 ..... 165 176,775
Series 2019A , RB , 5.00% , 02/01/31 ..... 200 213,105
Series 2019E , RB , 5.00% , 02/01/31 ..... 305 325,654
Indiana Municipal Power Agency
Series 2017A , RB , 5.00% , 01/01/29 ..... 155 161,613
Series 2025A , RB , 5.00% , 01/01/29 ( AGC ) 280 297,727
Series 2019A , RB , 5.00% , 01/01/32 ..... 125 131,588
Indiana University
Series 2020A , RB , 5.00% , 06/01/29 ..... 185 198,961
Series Z-1 , RB , 5.00% , 08/01/29 ....... 600 646,829
Indianapolis Local Public Improvement Bond
Bank
Series 2017C , RB , 5.00% , 01/01/29 ..... 470 489,400
Series 2019A , RB , 5.00% , 02/01/29 ..... 110 116,542
Series 2024E , RB , 5.00% , 02/01/29 ..... 400 424,225
Series 2021A , RB , 5.00% , 06/01/29 ..... 500 531,795
IPS Multi-School Building Corp., Series 2019,
RB, 5.00%, 01/15/29 (ST INTERCEPT) ... 410 436,196
Purdue University, Series EE, RB,
5.00%, 07/01/29 ................. 95 102,330
5,412,406
Iowa — 0.3%
Iowa Finance Authority, Series 2021A, RB,
5.00%, 08/01/29 ................. 550 595,846
Kansas — 0.5%
Johnson County Unified School District No.
512 Shawnee Mission, Series 2023A, GO,
5.00%, 10/01/29 ................. 75 80,887
Kansas Development Finance Authority
Series 2019SRF , RB , 5.00% , 05/01/29 ... 830 888,974
Series 2024SRF , RB , 5.00% , 05/01/29 ... 60 64,380
Kansas Turnpike Authority, Series 2019A, RB,
5.00%, 09/01/29 ................. 30 32,241
1,066,482
Kentucky — 0.4%
Boone County School District Finance Corp.,
Series 2021, RB, 2.00%, 04/01/29 (ST
INTERCEPT) ................... 100 91,471
Kentucky State Property & Building Commission
Series B , RB , 5.00% , 05/01/29 ......... 120 123,923
Series A , RB , 5.00% , 10/01/29 ......... 75 80,247
Series 2024A , RB , 5.00% , 11/01/29 ..... 80 85,789
Security
Par (000)
Par (000) Value
Kentucky (continued)
Series 2024B , RB , 5.00% , 11/01/29 ..... USD 490 $ 525,457
Kentucky Turnpike Authority, Series 2024A, RB,
5.00%, 07/01/29 ................. 80 85,784
992,671
Louisiana — 0.7%
Jefferson Sales Tax District, Series 2019B, RB,
5.00%, 12/01/29 (AGM) ............ 355 381,692
State of Louisiana
Series 2020A , GO , 5.00% , 03/01/29 ..... 280 298,846
Series 2023A , GO , 5.00% , 04/01/29 ..... 95 101,517
Series 2023 , RB , 5.00% , 09/01/29 ...... 490 525,581
Series 2024C , GO , 5.00% , 12/01/29 ..... 250 269,239
1,576,875
Maine — 0.6%
Maine Municipal Bond Bank, Series 2020A, RB,
5.00%, 09/01/29 ................. 655 702,260
Maine Turnpike Authority, Series 2022, RB,
5.00%, 07/01/29 ................. 205 220,310
State of Maine
Series 2019B , GO , 5.00% , 06/01/29 ..... 185 199,026
Series 2020B , GO , 5.00% , 06/01/29 ..... 85 91,444
Series 2023B , GO , 5.00% , 06/01/29 ..... 135 145,235
1,358,275
Maryland — 3.4%
City of Baltimore
Series 2020A , RB , 5.00% , 07/01/29 ..... 160 171,554
Series 2019A , RB , 5.00% , 07/01/32 ..... 245 260,917
Series 2019A , GO , 4.00% , 10/15/33 ..... 250 253,264
County of Anne Arundel
Series 2020 , GO , 5.00% , 10/01/29 ...... 110 119,206
Series 2023 , GO , 5.00% , 10/01/29 ...... 100 108,369
Series 2019 , GO , 5.00% , 10/01/30 ...... 65 70,260
County of Baltimore
Series 2019 , GO , 5.00% , 03/01/29 ...... 145 155,742
Series 2020 , GO , 5.00% , 03/01/29 ...... 105 112,779
Series 2021 , GO , 5.00% , 03/01/29 ...... 175 187,965
Series 2022 , GO , 5.00% , 03/01/29 ...... 140 150,372
Series 2019 , GO , 5.00% , 03/01/32 ...... 110 117,408
County of Frederick, Series 2021A, GO,
5.00%, 10/01/29 ................. 170 184,228
County of Howard
Series 2017A , GO , 3.00% , 02/15/29 ..... 625 614,240
Series 2018A , GO , 5.00% , 02/15/29 ..... 110 115,960
Series 2020A , GO , 5.00% , 08/15/29 ..... 115 124,386
Series 2021A , GO , 5.00% , 08/15/29 ..... 115 124,386
County of Montgomery
Series 2021A , GO , 5.00% , 08/01/29 ..... 75 81,074
Series 2020B , GO , 4.00% , 11/01/29 ..... 595 618,165
Series 2018A , GO , 5.00% , 11/01/29 ..... 160 170,628
County of Prince George's
Series 2020B , GO , 5.00% , 09/15/29 ..... 315 341,135
Series 2019A , GO , 4.00% , 07/15/31 ..... 320 328,780
Maryland State Transportation Authority
Series 2017 , RB , 3.00% , 07/01/29 ...... 500 487,494
Series 2021A , RB , 5.00% , 07/01/29 ..... 40 43,018
State of Maryland
Series 2017 , GO , 5.00% , 03/15/29 ...... 80 82,458
Series 2018A , GO , 5.00% , 03/15/29 ..... 245 258,640
Series 2020A , GO , 5.00% , 03/15/29 ..... 280 300,930
Series 2022-1A , GO , 5.00% , 06/01/29 .... 300 323,489
Series 2019-2A , GO , 5.00% , 08/01/30 .... 155 167,122
Series 2019-1 , GO , 5.00% , 03/15/31 ..... 210 224,923

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
Schedules of Investments
75
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2019-1 , GO , 5.00% , 03/15/32 ..... USD 155 $ 165,701
Series 2019-1 , GO , 4.00% , 03/15/33 ..... 135 136,994
State of Maryland Department of Transportation
Series 2020 , RB , 5.00% , 10/01/29 ...... 115 124,362
Series 2021A , RB , 4.00% , 10/01/30 ..... 495 510,533
Series 2021A , RB , 3.00% , 10/01/31 ..... 145 139,522
Series 2021A , RB , 3.00% , 10/01/32 ..... 280 265,602
University System of Maryland
Series 2018-A , RB , 5.00% , 04/01/29 ..... 105 110,363
Series 2019C , RB , 5.00% , 04/01/29 ..... 185 198,538
Series 2022A , RB , 5.00% , 04/01/29 ..... 80 85,854
Washington Suburban Sanitary Commission,
Series 2020, RB, 5.00%, 06/01/29 (GTD) .. 75 80,872
8,117,233
Massachusetts — 1.1%
Commonwealth of Massachusetts
Series 2020A , GO , 5.00% , 03/01/29 ..... 365 391,615
Series 2019C , GO , 5.00% , 05/01/29 ..... 75 80,680
Series 2019F , GO , 5.00% , 05/01/29 ..... 155 166,739
Series 2018B , GO , 5.00% , 07/01/29 ..... 95 102,446
Series 2020D , GO , 5.00% , 07/01/29 ..... 155 167,149
Series 2019G , GO , 5.00% , 09/01/29 ..... 140 151,344
Series 2020E , GO , 5.00% , 11/01/29 ..... 180 195,063
Series 2019A , GO , 5.00% , 01/01/30 ..... 125 133,234
Series 2019G , GO , 5.00% , 09/01/30 ..... 165 177,564
Series 2019A , GO , 5.00% , 01/01/31 ..... 375 398,088
Series 2019A , GO , 5.25% , 01/01/33 ..... 75 80,216
Massachusetts Department of Transportation,
Series 1997A, RB, 0.00%, 01/01/29
(NPFGC)
(b)
.................... 90 79,466
Massachusetts State College Building Authority,
Series 2022A, RB, 5.00%, 05/01/29 (HERBIP) 30 32,331
Massachusetts Transportation Trust Fund
Metropolitan Highway System
Series 2018A , RB , 5.00% , 01/01/29 ..... 50 53,468
Series 2019C , RB , 5.00% , 01/01/32 ..... 290 308,909
Series 2019C , RB , 5.00% , 01/01/33 ..... 55 58,351
University of Massachusetts Building Authority
Series 2020-1 , RB , 5.00% , 11/01/31 ..... 60 64,422
Series 2019-1 , RB , 5.00% , 05/01/32 ..... 20 21,156
2,662,241
Michigan — 1.3%
Great Lakes Water Authority Sewage Disposal
System
Series 2018A , RB , 5.00% , 07/01/29 ..... 180 189,395
Series 2018B , RB , 5.00% , 07/01/29 ..... 75 80,358
Karegnondi Water Authority, Series 2024, RB,
5.00%, 11/01/29 (BAM) ............. 160 172,265
Lansing School District, Series 2019II, GO,
5.00%, 05/01/32 (Q-SBLF) .......... 875 922,832
Michigan State Building Authority, Series 2020I,
RB, 5.00%, 10/15/29 .............. 150 161,854
Michigan State University
Series 2023A , RB , 5.00% , 02/15/29 ..... 90 96,261
Series 2020A , RB , 5.00% , 08/15/29 ..... 100 107,740
Series 2023A , RB , 5.00% , 08/15/29 ..... 390 420,185
State of Michigan Trunk Line
Series 2020B , RB , 5.00% , 11/15/29 ..... 340 368,486
Series 2021B , RB , 5.00% , 11/15/29 ..... 200 216,757
Series 2023 , RB , 5.00% , 11/15/29 ...... 80 86,703
University of Michigan
Series 2019A , RB , 5.00% , 04/01/29 ..... 115 123,548
Series 2020A , RB , 5.00% , 04/01/29 ..... 75 80,575
Security
Par (000)
Par (000) Value
Michigan (continued)
Series 2019A , RB , 5.00% , 04/01/30 ..... USD 135 $ 144,422
3,171,381
Minnesota — 1.2%
County of Hennepin
Series 2018A , GO , 5.00% , 12/01/29 ..... 150 157,311
Series 2019C , GO , 5.00% , 12/01/29 ..... 105 113,826
Minneapolis-St Paul Metropolitan Airports
Commission
Series 2022A , RB , 5.00% , 01/01/29 ..... 175 186,204
Series 2023A , RB , 5.00% , 01/01/29 ..... 405 430,929
Series A , RB , 5.00% , 01/01/29 ......... 480 494,472
State of Minnesota
Series 2022A , RB , 5.00% , 03/01/29 ..... 55 58,825
Series 2020B , GO , 4.00% , 08/01/29 ..... 95 98,116
Series 2018A , GO , 5.00% , 08/01/29 ..... 180 191,216
Series 2019B , GO , 5.00% , 08/01/29 ..... 105 113,500
Series 2022D , GO , 5.00% , 08/01/29 ..... 50 54,047
Series 2017A , GO , 5.00% , 10/01/29 ..... 150 157,000
Series 2023 , COP , 5.00% , 11/01/29 ..... 100 107,975
Series 2019A , GO , 5.00% , 08/01/31 ..... 260 280,501
University of Minnesota
Series 2019A , RB , 5.00% , 04/01/29 ..... 60 64,345
Series 2017A , RB , 5.00% , 09/01/29 ..... 205 212,983
Series 2017B , RB , 5.00% , 12/01/29 ..... 170 177,185
2,898,435
Mississippi — 0.3%
State of Mississippi
Series 2017A , GO , 5.00% , 10/01/29 ..... 315 327,975
Series 2019B , GO , 5.00% , 10/01/33 ..... 260 277,179
605,154
Missouri — 0.9%
City of St. Louis, Series 2019C, RB,
5.00%, 07/01/29 ................. 265 280,861
Kansas City Industrial Development Authority,
Series 2019C, RB, 5.00%, 03/01/32 ..... 520 548,644
Metropolitan St Louis Sewer District, Series
2020B, RB, 5.00%, 05/01/29 ......... 70 75,050
Missouri Highway & Transportation Commission,
Series 2022A, RB, 5.00%, 05/01/29 ..... 290 311,825
Missouri Joint Municipal Electric Utility
Commission
Series 2017 , RB , 5.00% , 01/01/29 ...... 430 448,099
Series 2023 , RB , 5.00% , 01/01/29 ...... 430 456,731
Series 2024 , RB , 5.00% , 01/01/29 ...... 30 31,705
2,152,915
Nebraska — 0.4%
City of Lincoln Electric System, Series 2018, RB,
5.00%, 09/01/29 ................. 120 122,984
City of Omaha
Series 2020A , RB , 4.00% , 04/01/29 ..... 130 133,715
Series 2020A , GO , 4.00% , 04/15/29 ..... 20 20,501
Omaha Public Power District
Series 2022B , RB , 5.00% , 02/01/29 ..... 70 74,667
Series 2024A , RB , 5.00% , 02/01/29 ..... 65 69,334
Series 2019A , RB , 5.00% , 02/01/32 ..... 360 381,247
Public Power Generation Agency, Series 2024A,
RB, 5.00%, 01/01/29 .............. 85 90,375
892,823

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
76
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nevada — 2.5%
Clark County School District
Series 2017C , GO , 5.00% , 06/15/29 ..... USD 295 $ 305,786
Series 2021B , GO , 5.00% , 06/15/29 ..... 215 230,232
Series 2022A , GO , 5.00% , 06/15/29 ..... 100 107,085
Series 2023A , GO , 5.00% , 06/15/29 ..... 185 198,107
Series 2024B , GO , 5.00% , 06/15/29 ..... 250 267,712
County of Clark
Series 2017 , RB , 5.00% , 07/01/29 ...... 205 211,302
Series 2019 , RB , 5.00% , 07/01/29 ...... 165 177,129
Series 2019C , GO , 5.00% , 07/01/29 ..... 180 193,815
Series 2019E , RB , 5.00% , 07/01/29 ..... 175 187,369
Series 2019A , GO , 5.00% , 12/01/29 ..... 260 281,624
Series 2019E , RB , 5.00% , 07/01/30 ..... 150 159,887
Series 2019 , GO , 5.00% , 06/01/31 ...... 165 175,052
Series 2019C , GO , 4.00% , 07/01/33 ..... 350 353,943
Series 2019E , RB , 5.00% , 07/01/33 ..... 100 105,726
County of Clark Department of Aviation, Series
2024A, RB, 5.00%, 07/01/29 ......... 1,380 1,477,538
County of Washoe
Series 2018 , RB , 5.00% , 02/01/30 ...... 235 248,528
Series 2018 , RB , 5.00% , 02/01/32 ...... 85 89,590
Las Vegas Valley Water District
Series 2022A , GO , 5.00% , 06/01/29 ..... 35 37,599
Series 2022B , GO , 5.00% , 06/01/29 ..... 80 85,942
Series 2022C , GO , 5.00% , 06/01/29 ..... 255 273,938
State of Nevada
Series 2021A , GO , 5.00% , 05/01/29 ..... 120 128,994
Series 2023A , GO , 5.00% , 05/01/29 ..... 110 118,245
Series 2019A , GO , 3.00% , 05/01/31 ..... 225 216,883
GO , 5.00% , 08/01/31 ............... 115 122,972
Washoe County School District, Series 2018,
GO, 5.00%, 10/01/29 (BAM) .......... 70 73,700
5,828,698
New Hampshire — 0.4%
New Hampshire Municipal Bond Bank
Series 2022A , RB , 5.00% , 02/15/29 ( ST
INTERCEPT ) .................. 55 58,702
Series 2021C , RB , 5.00% , 08/15/29 ..... 40 42,994
Series 2022C , RB , 5.00% , 08/15/29 ( ST
INTERCEPT ) .................. 85 91,362
Series 2023B , RB , 5.00% , 08/15/29 ..... 95 102,111
Series 2020B , RB , 3.00% , 08/15/32 ..... 185 175,371
State of New Hampshire
Series 2023A , GO , 5.00% , 02/15/29 ..... 60 64,194
Series 2020A , GO , 5.00% , 12/01/29 ..... 95 102,812
Series 2020A , GO , 5.00% , 12/01/32 ..... 155 165,527
Series 2020A , GO , 5.00% , 12/01/33 ..... 100 106,471
909,544
New Jersey — 1.7%
County of Morris, Series 2021, GO,
2.00%, 02/01/29 ................. 100 92,282
New Jersey Economic Development Authority
Series 2017B , RB , 5.00% , 06/15/29 ..... 75 78,952
Series 2019LLL , RB , 5.00% , 06/15/29 .... 150 158,922
Series 2005N1 , RB , 5.50% , 09/01/29
( NPFGC ) ..................... 315 341,562
Series 2020A , RB , 5.00% , 11/01/29 ..... 365 388,260
Series 2020A , RB , 5.00% , 11/01/32 ..... 275 290,473
New Jersey Educational Facilities Authority
Series 2021C , RB , 5.00% , 03/01/29 ..... 150 160,938
Series 2024 , RB , 5.00% , 06/01/29 ...... 320 341,863
Series 2017B , RB , 5.00% , 07/01/29 ..... 15 15,570
Security
Par (000)
Par (000) Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority,
Series 2021A, RB, 5.00%, 06/15/29 ..... USD 530 $ 562,570
New Jersey Turnpike Authority
Series 2017A , RB , 5.00% , 01/01/29 ..... 140 143,726
Series 2017E , RB , 5.00% , 01/01/29 ..... 200 208,869
Series 2022C , RB , 5.00% , 01/01/29 ..... 315 335,369
State of New Jersey, Series 2020A, GO,
5.00%, 06/01/29 ................. 815 873,874
3,993,230
New Mexico — 1.0%
New Mexico Finance Authority
Series 2022A , RB , 5.00% , 06/01/29 ..... 20 21,406
Series 2023B , RB , 5.00% , 06/01/29 ..... 150 160,545
Series 2018E , RB , 5.00% , 06/15/29 ..... 200 209,232
Series 2020C-1 , RB , 5.00% , 06/15/29 .... 110 117,793
Series 2021A , RB , 5.00% , 06/15/29 ..... 440 472,936
Santa Fe Public School District, Series 2024,
GO, 5.00%, 08/01/29 (SAW) ......... 500 535,311
State of New Mexico, Series 2023, GO,
5.00%, 03/01/29 ................. 300 321,313
State of New Mexico Severance Tax Permanent
Fund
Series 2020A , RB , 5.00% , 07/01/29 ..... 280 301,150
Series 2021A , RB , 5.00% , 07/01/29 ..... 255 274,261
2,413,947
New York — 8.0%
City of New York
Series 2021-1 , GO , 5.00% , 04/01/29 ..... 120 128,236
Series 2018C , GO , 5.00% , 08/01/29 ..... 85 88,858
Series 2022B-1 , GO , 5.00% , 08/01/29 .... 180 193,238
Series 2021C , GO , 5.00% , 08/01/29 ..... 160 171,767
Series 2021A-1 , GO , 5.00% , 08/01/29 .... 200 214,709
Series 2020C-1 , GO , 5.00% , 08/01/29 ... 330 354,270
Series 2023F-1 , GO , 5.00% , 08/01/29 .... 155 166,400
Series 2019E , GO , 5.00% , 08/01/29 ..... 470 499,154
Series 2023B, Sub-Series B-1 , GO ,
5.00% , 10/01/29 ................ 70 75,318
Series 2020, Sub-Series B-1 , GO ,
5.00% , 10/01/29 ................ 70 75,318
Series 2019F-1 , GO , 5.00% , 08/01/30 .... 105 111,143
Series 2020B-1 , GO , 5.00% , 10/01/30 .... 125 133,503
Series 2019E , GO , 5.00% , 08/01/31 ..... 895 945,956
Series 2020B-1 , GO , 5.00% , 10/01/31 .... 105 111,925
Series 2019E , GO , 5.00% , 08/01/32 ..... 330 347,809
Series 2020B-1 , GO , 5.00% , 10/01/32 .... 290 308,084
Series 2020B-1 , GO , 5.00% , 10/01/33 .... 450 476,472
County of Onondaga, Series 2021, GO,
3.00%, 08/15/33 ................. 210 194,901
County of Suffolk
Series 2021A , GO , 5.00% , 06/15/29 ( BAM ) 110 118,667
Series 2021A , GO , 4.00% , 06/15/31 ( BAM ) 80 81,807
County of Westchester, Series 2017A, GO,
4.00%, 07/01/29 ................. 55 56,194
Empire State Development Corp.
Series 2020A , RB , 5.00% , 03/15/29 ..... 315 339,242
Series 2020C , RB , 5.00% , 03/15/29 ..... 260 278,342
Series 2020E , RB , 5.00% , 03/15/29 ..... 35 37,469
Hudson Yards Infrastructure Corp., Series
2017A, RB, 5.00%, 02/15/29 ......... 210 215,880
Long Island Power Authority, Series 2019A, RB,
5.00%, 09/01/29 ................. 470 495,795
Metropolitan Transportation Authority
Series 2017C-1 , RB , 5.00% , 11/15/29 .... 250 259,323

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
Schedules of Investments
77
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2020E , RB , 5.00% , 11/15/29 ..... USD 450 $ 479,243
Series 2024A , RB , 5.00% , 11/15/29 ..... 250 266,246
New York City Municipal Water Finance Authority
Series 2020EE , RB , 4.00% , 06/15/29 .... 135 140,127
Series 2021, Sub-Series AA-2 , RB ,
4.00% , 06/15/29 ................ 60 62,278
Series 2021DD , RB , 5.00% , 06/15/29 .... 205 221,005
Series 2019FF-2 , RB , 5.00% , 06/15/33 ... 120 126,818
New York City Transitional Finance Authority,
Series 2025D, RB, 5.00%, 05/01/29 ..... 180 192,860
New York City Transitional Finance Authority
Building Aid
Series 2020S1 , RB , 5.00% , 07/15/29 ( SAW ) 50 53,827
Series 2022, Sub-Series S-1A , RB ,
5.00% , 07/15/29 ( SAW ) ........... 90 96,888
Series S-1 , RB , 5.00% , 07/15/29 ( SAW ) .. 120 124,075
Series 2020, Sub-Series  S-1A , RB ,
5.00% , 07/15/33 ( SAW ) ........... 235 249,300
New York City Transitional Finance Authority
Future Tax Secured
Series 2018B-1 , RB , 5.00% , 08/01/29 .... 345 356,062
Series 2021-2 , RB , 5.00% , 08/01/29 ..... 325 349,424
Series C , RB , 3.00% , 11/01/29 ......... 125 123,350
Series 2021-1 , RB , 5.00% , 11/01/29 ..... 85 91,705
Series 2021A , RB , 5.00% , 11/01/29 ..... 310 334,452
Series 2021F-1 , RB , 5.00% , 11/01/29 .... 235 253,536
Series 2021G1 , RB , 5.00% , 11/01/29 .... 35 37,761
Series 2022A, Sub-Series A-1 , RB ,
5.00% , 11/01/29 ................ 145 156,437
Series 2022D-1 , RB , 5.00% , 11/01/29 .... 430 463,917
Series 2023B, Sub-Series B-1 , RB ,
5.00% , 11/01/29 ................ 120 129,465
Series 2023E-1 , RB , 5.00% , 11/01/29 .... 350 377,607
Series 2020B-1 , RB , 5.00% , 11/01/30 .... 100 106,703
New York State Dormitory Authority
Series 2017A , RB , 5.00% , 02/15/29 ..... 250 259,381
Series 2018C , RB , 5.00% , 03/15/29 ..... 100 105,705
Series 2019A , RB , 5.00% , 03/15/29 ..... 225 242,316
Series 2020A , RB , 5.00% , 03/15/29 ..... 100 107,696
Series 2021A , RB , 5.00% , 03/15/29 ..... 220 234,584
Series 2023A , RB , 5.00% , 03/15/29 ..... 115 122,420
Series 2025A , RB , 5.00% , 03/15/29 ..... 1,750 1,862,917
Series 2022A , RB , 5.00% , 07/01/29 ..... 360 380,709
Series 2019A , RB , 5.00% , 10/01/29 ( SAW ) 100 103,384
Series 2019A , RB , 5.00% , 03/15/31 ..... 290 307,572
Series 2021A , RB , 5.00% , 10/01/31 ( AGM ) 135 144,163
Series 2019A , RB , 5.00% , 03/15/32 ..... 330 349,537
Series 2019A , RB , 5.00% , 03/15/33 ..... 350 369,778
Series 2019A , RB , 5.00% , 07/01/33 ..... 220 232,948
Series 2021B , RB , 5.00% , 10/01/33 ..... 170 179,439
New York State Environmental Facilities Corp.
Series 2017E , RB , 5.00% , 06/15/29 ..... 115 118,827
Series 2018A , RB , 5.00% , 06/15/29 ..... 165 174,229
Series 2019B , RB , 5.00% , 06/15/30 ..... 140 151,428
Series 2020A , RB , 5.00% , 06/15/31 ..... 80 86,089
Series 2019B , RB , 5.00% , 06/15/32 ..... 135 144,897
New York State Thruway Authority
Series 2019B , RB , 5.00% , 01/01/29 ..... 75 80,231
Series P , RB , 5.00% , 01/01/29 ......... 40 42,761
Series Q , RB , 5.00% , 01/01/29 ........ 500 534,517
Port Authority of New York & New Jersey
Series 212 , RB , 5.00% , 09/01/29 ....... 20 21,486
Series 213 , RB , 5.00% , 09/01/29 ....... 35 37,600
Series 2017 , RB , 5.00% , 11/15/29 ...... 330 342,677
Series 217 , RB , 5.00% , 11/01/32 ....... 85 90,741
Security
Par (000)
Par (000) Value
New York (continued)
Triborough Bridge & Tunnel Authority
Series 2022B , RB , 5.00% , 05/15/29 ..... USD 100 $ 107,793
Series 2022D-1A , RB , 4.00% , 11/15/29 ... 185 192,795
Series 2022D-1A , RB , 5.00% , 11/15/29 ... 165 179,124
Series 2023A , RB , 5.00% , 11/15/29 ..... 140 151,984
Series 2025A , RB , 5.00% , 12/01/29 ..... 45 48,743
18,781,337
North Carolina — 2.7%
City of Charlotte
Series 2019A , GO , 5.00% , 06/01/29 ..... 5 5,391
Series 2023B , COP , 5.00% , 06/01/29 .... 575 617,655
Series 2023A , RB , 5.00% , 07/01/29 ..... 50 53,675
Series 2020 , RB , 5.00% , 12/01/29 ...... 55 59,716
Series 2021B , COP , 5.00% , 12/01/29 .... 400 432,697
Series 2019A , GO , 5.00% , 06/01/31 ..... 785 843,925
City of Charlotte Water & Sewer System
Series 2019 , RB , 5.00% , 07/01/29 ...... 40 43,164
Series 2020 , RB , 5.00% , 07/01/29 ...... 140 151,075
Series 2022A , RB , 5.00% , 07/01/29 ..... 30 32,373
City of Greensboro, Series 2020B, GO,
5.00%, 04/01/29 ................. 190 204,325
County of Buncombe, Series 2020A, RB,
5.00%, 06/01/29 ................. 25 26,815
County of Forsyth
Series 2021B , GO , 4.00% , 03/01/29 ..... 640 663,362
Series 2019B , GO , 5.00% , 03/01/29 ..... 75 80,547
Series 2021A , RB , 5.00% , 04/01/29 ..... 75 80,511
County of Guilford, Series 2022B, GO,
5.00%, 03/01/29 ................. 25 26,849
County of Johnston, Series 2020A, RB,
5.00%, 04/01/29 ................. 125 134,089
County of Mecklenburg
Series 2019 , GO , 5.00% , 03/01/29 ...... 105 112,766
Series 2021 , GO , 5.00% , 03/01/29 ...... 375 402,737
County of New Hanover, Series 2023A, RB,
5.00%, 11/01/29 ................. 100 108,228
County of Wake
Series 2018A , GO , 5.00% , 03/01/29 ..... 185 195,001
Series 2019A , GO , 5.00% , 03/01/29 ..... 100 107,434
Series 2024 , RB , 5.00% , 05/01/29 ...... 100 107,214
Series 2019 , RB , 5.00% , 09/01/31 ...... 115 123,187
State of North Carolina
Series 2019 , RB , 5.00% , 03/01/29 ...... 440 469,089
Series 2020B , RB , 5.00% , 05/01/29 ..... 135 145,107
Series 2022A , RB , 5.00% , 05/01/29 ..... 150 161,230
Series 2020A , GO , 5.00% , 06/01/29 ..... 160 172,591
Series 2019A , RB , 5.00% , 05/01/30 ..... 145 155,680
Series 2019 , RB , 5.00% , 03/01/31 ...... 365 387,670
Series 2019A , RB , 5.00% , 05/01/31 ..... 205 219,020
Series 2019B , GO , 4.00% , 06/01/31 ..... 100 101,550
6,424,673
North Dakota — 0.1%
North Dakota Public Finance Authority, Series
2018A, RB, 5.00%, 10/01/29 ......... 230 241,506
Ohio — 2.8%
American Municipal Power, Inc., Series 2023A,
RB, 5.00%, 02/15/29 .............. 980 1,042,718
Cincinnati City School District, Series 2006, GO,
5.25%, 12/01/29 (NPFGC) ........... 210 228,945
City of Columbus
Series 2017-1 , GO , 5.00% , 04/01/29 ..... 130 134,688
Series 2019A , GO , 5.00% , 04/01/29 ..... 190 203,976

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
78
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ohio (continued)
Series 2022A , GO , 5.00% , 04/01/29 ..... USD 50 $ 53,678
Series 2023B , GO , 5.00% , 08/15/29 ..... 125 134,935
Series 2019A , GO , 5.00% , 04/01/32 ..... 175 186,253
Cleveland Department of Public Utilities
Division of Public Power, Series 2020A, RB,
5.00%, 11/15/29 (AGM) ............ 190 203,336
Ohio State University (The)
Series 2020A , RB , 5.00% , 12/01/29 ..... 350 378,488
Series 2021A , RB , 5.00% , 12/01/29 ..... 115 124,360
Ohio Water Development Authority
Series 2019 , RB , 5.00% , 06/01/29 ...... 100 107,626
Series 2019A , RB , 5.00% , 06/01/29 ..... 750 802,113
Series 2023A , RB , 5.00% , 06/01/29 ..... 65 69,957
Series 2019 , RB , 5.00% , 12/01/29 ...... 380 409,460
Series 2019B , RB , 5.00% , 12/01/29 ..... 35 37,942
Series 2022A , RB , 5.00% , 12/01/29 ..... 165 178,870
Series 2019 , RB , 5.00% , 06/01/30 ...... 120 129,453
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2020A , RB , 5.00% , 06/01/29 ..... 130 139,914
Series 2020B , RB , 5.00% , 06/01/29 ..... 140 150,676
Series 2021A , RB , 5.00% , 06/01/29 ..... 100 107,626
Series 2020A , RB , 5.00% , 12/01/29 ..... 110 119,247
Series 2023C , RB , 5.00% , 12/01/29 ..... 45 48,783
State of Ohio
Series 2020B , GO , 5.00% , 03/01/29 ..... 105 112,696
Series 2020C , GO , 5.00% , 03/01/29 ..... 335 359,553
Series 2021A , GO , 5.00% , 05/01/29 ..... 120 129,135
Series 2021B , GO , 5.00% , 09/15/29 ..... 65 70,335
Series 2018A , RB , 5.00% , 12/01/29 ..... 305 321,420
Series 2019A , GO , 5.00% , 06/15/31 ..... 220 235,513
Series 2019A , GO , 5.00% , 06/15/32 ..... 195 208,274
University of Cincinnati, Series 2019A, RB,
5.00%, 06/01/29 ................. 105 112,465
6,542,435
Oklahoma — 0.6%
City of Oklahoma, Series 2021, GO,
3.00%, 03/01/33 ................. 180 167,760
Oklahoma Capitol Improvement Authority, Series
2024B, RB, 5.00%, 07/01/29 ......... 355 381,096
Oklahoma Municipal Power Authority, Series
2021A, RB, 5.00%, 01/01/29 (AGM) ..... 85 90,230
Oklahoma State University, Series 2020A, RB,
5.00%, 09/01/29 ................. 235 253,249
Oklahoma Turnpike Authority, Series 2017E, RB,
5.00%, 01/01/29 ................. 430 441,951
Oklahoma Water Resources Board
Series 2018 , RB , 5.00% , 04/01/29 ( OK
CERF ) ....................... 90 93,389
Series 2021 , RB , 5.00% , 04/01/29 ( OK
CERF ) ....................... 45 48,379
Series 2023B , RB , 5.00% , 10/01/29 ..... 40 43,294
1,519,348
Oregon — 1.7%
City of Portland Sewer System
Series 2020A , RB , 5.00% , 03/01/29 ..... 50 53,608
Series 2019A , RB , 5.00% , 03/01/33 ..... 245 260,192
City of Portland Water System
Series 2021B , RB , 5.00% , 05/01/29 ..... 150 161,243
Series 2019A , RB , 5.00% , 05/01/30 ..... 440 472,948
County of Clackamas, Series 2020, GO,
4.00%, 06/01/29 ................. 85 88,073
Security
Par (000)
Par (000) Value
Oregon (continued)
County of Multnomah, Series 2021A, GO,
5.00%, 06/15/29 ................. USD 155 $ 167,039
Multnomah County School District No. 1
Portland, Series 2020, GO, 5.00%, 06/15/29
(GTD) ....................... 280 300,398
Oregon City School District No. 62, Series
2025A, GO, 0.00%, 06/15/29 (GTD)
(a) (b)
... 250 218,090
Oregon State Lottery
Series 2025A , RB , 5.00% , 04/01/29
(a)
.... 50 53,627
Series 2019A , RB , 5.00% , 04/01/33 ..... 365 387,580
State of Oregon
Series 2019A , GO , 5.00% , 05/01/29 ..... 60 64,521
Series 2019N , GO , 5.00% , 05/01/29 ..... 180 193,562
Series 2023A , GO , 5.00% , 05/01/29 ..... 165 177,431
Series 2019D , GO , 5.00% , 06/01/29 ..... 40 43,066
Series 2019A , GO , 5.00% , 05/01/30 ..... 245 261,245
Series 2019N , GO , 5.00% , 05/01/30 ..... 70 75,181
Series 2019G , GO , 5.00% , 08/01/30 ..... 245 262,067
Series 2019A , GO , 5.00% , 05/01/33 ..... 105 111,078
Series 2019M , GO , 5.00% , 11/01/33 ..... 155 164,905
State of Oregon Department of Transportation
Series 2024 , RB , 5.00% , 05/15/29 ...... 335 359,652
Series 2022A , RB , 5.00% , 11/15/29 ..... 115 124,590
4,000,096
Pennsylvania — 3.6%
Allegheny County Higher Education Building
Authority
Series 2017 , RB , 5.00% , 08/01/29 ...... 135 140,382
Allegheny County Sanitary Authority
Series 2018 , RB , 5.00% , 06/01/29 ...... 155 163,612
Series 2024 , RB , 5.00% , 12/01/29 ...... 190 205,025
City of Philadelphia
Series 2021A , GO , 5.00% , 05/01/29 ..... 255 270,632
Series 2017A , GO , 5.00% , 08/01/29 ..... 200 207,150
Series 2019B , GO , 5.00% , 02/01/31 ..... 175 186,109
Commonwealth of Pennsylvania
Series 2016 , GO , 5.00% , 01/15/29 ...... 195 201,016
Series 2018-1 , GO , 3.20% , 03/01/29 ..... 285 278,331
Series 2020 , GO , 5.00% , 05/01/29 ...... 80 85,647
Series 2021 , GO , 5.00% , 05/15/29 ...... 255 272,843
Series 2019 , GO , 5.00% , 07/15/29 ...... 355 380,689
Series 2023-1 , GO , 5.00% , 09/01/29 ..... 500 537,102
County of Montgomery, Series 2019A, GO,
5.00%, 07/01/31 ................. 125 134,131
Delaware County Regional Water Quality Control
Authority, Series 2017, RB, 5.00%, 05/01/29 265 273,392
Delaware River Joint Toll Bridge Commission,
Series 2019B, RB, 5.00%, 07/01/31 ..... 145 154,405
Delaware River Port Authority
Series 2018A , RB , 5.00% , 01/01/29 ..... 55 58,478
Series 2018A , RB , 5.00% , 01/01/32 ..... 210 221,274
Erie City Water Authority, Series 2019D, RB,
5.00%, 12/01/30 (BAM) ............ 240 256,961
Northampton County General Purpose Authority,
Series 2024A, RB, 5.00%, 11/15/29 ..... 220 237,570
Pennsylvania Higher Educational Facilities
Authority, Series 2017A, RB, 5.00%, 08/15/29 300 308,383
Pennsylvania State University (The)
Series 2020E , RB , 5.00% , 03/01/29 ..... 185 197,798
Series A , RB , 5.00% , 09/01/29 ......... 320 331,878
Pennsylvania Turnpike Commission
Series 2017 , RB , 5.00% , 12/01/29 ...... 145 150,159
Series 2019A , RB , 5.00% , 12/01/29 ..... 225 242,095
Series 2020B , RB , 5.00% , 12/01/29 ..... 140 151,133

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
Schedules of Investments
79
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Series 2021A , RB , 5.00% , 12/01/29 ..... USD 310 $ 334,652
Series 2021B , RB , 5.00% , 12/01/29 ..... 165 177,537
Series 2022A , RB , 5.00% , 12/01/29 ..... 110 118,747
Series 2024 , RB , 5.00% , 12/01/29 ...... 65 69,939
Series 2019A , RB , 5.00% , 12/01/31 ..... 210 225,050
Pittsburgh Water & Sewer Authority
Series 2019A , RB , 5.00% , 09/01/29 ( AGM ) 350 377,001
Series 2019A , RB , 5.00% , 09/01/30 ( AGM ) 430 459,759
State Public School Building Authority, Series
2006-B, RB, 5.00%, 06/01/29 (AGM, SAW) 175 187,080
Temple University-of The Commonwealth
System of Higher Education, Series 2025, RB,
5.00%, 04/01/29 (AGC) ............ 115 122,714
University of Pittsburgh-of the Commonwealth
System of Higher Education, RB,
5.00%, 02/15/29 ................. 350 372,403
West Chester Area School District, Series 2022,
GO, 3.00%, 05/15/32 (SAW) ......... 320 298,443
8,389,520
Rhode Island — 0.8%
Rhode Island Commerce Corp., Series 2020A,
RB, 5.00%, 05/15/29 .............. 65 69,449
Rhode Island Health & Educational Building
Corp.
Series 2019A , RB , 5.00% , 09/01/29 ..... 575 620,380
Series 2023 , RB , 5.00% , 09/01/29 ...... 20 21,578
Rhode Island Infrastructure Bank Water Pollution
Control Revolving Fund, Series 2017B, RB,
5.00%, 10/01/29 ................. 180 188,181
State of Rhode Island
Series 2018A , GO , 5.00% , 04/01/29 ..... 125 131,309
Series 2019A , GO , 5.00% , 05/01/29 ..... 135 144,850
Series 1 , GO , 5.00% , 10/15/29 ........ 70 75,593
Series 2019C , GO , 5.00% , 01/15/31 ..... 175 185,611
Series 2019C , GO , 5.00% , 01/15/32 ..... 360 380,664
1,817,615
South Carolina — 0.4%
South Carolina Public Service Authority
Series 2021B , RB , 5.00% , 12/01/29 ..... 250 267,478
Series 2025B , RB , 5.00% , 12/01/29 ..... 120 128,600
South Carolina Transportation Infrastructure
Bank
Series 2019A , RB , 5.00% , 10/01/29 ..... 115 121,696
Series 2021B , RB , 5.00% , 10/01/29 ..... 330 356,297
874,071
Tennessee — 1.3%
City of Memphis, Series 2021, GO,
5.00%, 05/01/29 ................. 260 278,857
City of Memphis Electric System
Series 2020A , RB , 5.00% , 12/01/29 ..... 375 405,320
Series 2024 , RB , 5.00% , 12/01/29 ...... 45 48,638
County of Montgomery, Series 2023A, GO,
5.00%, 06/01/29 ................. 100 107,379
County of Rutherford, Series 2023, GO,
5.00%, 04/01/29 ................. 125 134,185
County of Shelby, Series 2019B, GO,
5.00%, 04/01/30 ................. 230 246,106
County of Williamson
Series 2019 , GO , 5.00% , 04/01/29 ...... 50 53,674
Series 2022 , GO , 5.00% , 04/01/29 ...... 120 128,817
County of Wilson
Series 2022 , GO , 5.00% , 04/01/29 ...... 130 134,443
Security
Par (000)
Par (000) Value
Tennessee (continued)
Series 2019 , GO , 5.00% , 04/01/31 ...... USD 365 $ 389,494
Metropolitan Government of Nashville &
Davidson County
Series 2017B , RB , 5.00% , 05/15/29 ..... 80 82,737
Series 2017B , RB , 5.00% , 07/01/29 ..... 110 113,976
Series 2020A , RB , 5.00% , 07/01/29 ..... 200 215,090
Series 2021A , RB , 5.00% , 07/01/29 ..... 120 129,054
State of Tennessee
Series 2023A , GO , 5.00% , 05/01/29 ..... 65 69,951
Series 2019A , GO , 5.00% , 09/01/29 ..... 265 276,845
Series 2021A , GO , 5.00% , 11/01/29 ..... 130 141,113
Tennessee State School Bond Authority,
Series 2022A, RB, 5.00%, 11/01/29 (ST
INTERCEPT) ................... 90 97,532
3,053,211
Texas — 12.9%
Alamo Community College District, Series 2017,
GO, 5.00%, 08/15/29 .............. 120 124,490
Arlington Independent School District
Series 2020 , GO , 5.00% , 02/15/29 ( PSF ) .. 135 144,137
Series 2020 , GO , 5.00% , 02/15/32 ( PSF ) .. 420 444,279
Austin Independent School District
Series 2021 , GO , 5.00% , 08/01/29 ( PSF ) .. 155 167,026
Series 2022B , GO , 5.00% , 08/01/29 ( PSF ) 170 183,190
Board of Regents of the University of Texas
System
Series 2019A , RB , 5.00% , 08/15/29 ..... 170 183,441
Series 2019A , RB , 5.00% , 08/15/31 ..... 100 106,948
Series 2019A , RB , 5.00% , 08/15/33 ..... 135 143,710
City of Austin
Series 2019 , GO , 5.00% , 09/01/29 ...... 240 257,809
Series 2019 , GO , 5.00% , 09/01/30 ...... 135 144,569
Series 2019 , GO , 5.00% , 09/01/31 ...... 390 416,624
City of Austin Electric Utility, Series 2019B, RB,
5.00%, 11/15/29 ................. 20 21,517
City of Austin Water & Wastewater System
Series 2017 , RB , 5.00% , 11/15/29 ...... 445 462,093
Series 2020C , RB , 5.00% , 11/15/29 ..... 335 361,444
Series 2022 , RB , 5.00% , 11/15/29 ...... 75 80,920
City of Conroe, Series 2018B, GO,
5.00%, 11/15/29 ................. 90 95,044
City of Dallas
GO , 5.00% , 02/15/29 ............... 140 149,418
Series 2020A , GO , 5.00% , 02/15/29 ..... 150 160,091
Series 2024A , GO , 5.00% , 02/15/29 ..... 305 325,519
Series 2024A , GO , 5.00% , 08/15/29 ..... 125 134,351
Series 2019A , GO , 5.00% , 02/15/32 ..... 160 169,173
City of Dallas Waterworks & Sewer System
Series 2017 , RB , 5.00% , 10/01/29 ...... 70 72,668
Series 2021C , RB , 5.00% , 10/01/29 ..... 65 69,988
City of Denton
GO , 5.00% , 02/15/29 ............... 105 107,845
Series 2021 , GO , 5.00% , 02/15/29 ...... 180 191,579
City of El Paso, Series 2025, RB,
5.00%, 03/01/29 ................. 200 212,858
City of Fort Worth Water & Sewer System
Series 2021 , RB , 5.00% , 02/15/29 ...... 220 234,728
Series 2023 , RB , 5.00% , 02/15/29 ...... 150 160,152
City of Frisco, Series 2021, GO, 5.00%, 02/15/29 100 106,875
City of Garland Electric Utility System, Series
2019A, RB, 5.00%, 03/01/29 ......... 65 69,058
City of Garland Water & Sewer System
Series 2021 , RB , 4.00% , 03/01/29 ...... 405 417,574
Series 2024 , RB , 5.00% , 03/01/29 ...... 50 53,214

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
80
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
City of Houston, Series 2017A, GO,
5.00%, 03/01/29 ................. USD 315 $ 324,157
City of Irving, Series 2019, GO, 5.00%, 09/15/29 125 134,610
City of Lewisville, Series 2018, GO,
5.00%, 02/15/29 ................. 85 88,570
City of Lubbock, GO, 5.00%, 02/15/29 ..... 105 109,478
City of Lubbock Water & Wastewater
Series 2020B , RB , 5.00% , 02/15/29 ..... 135 143,689
Series 2025 , RB , 5.00% , 02/15/29 ...... 20 21,287
City of Plano, Series 2022, GO, 5.00%, 09/01/29 115 123,678
City of San Antonio
Series 2022 , GO , 5.00% , 02/01/29 ...... 250 267,126
Series 2024 , GO , 5.00% , 02/01/29 ...... 25 26,713
Series 2017 , GO , 5.00% , 08/01/29 ...... 1,000 1,037,955
Series 2020 , GO , 5.00% , 08/01/29 ...... 65 69,960
City of San Antonio Electric & Gas Systems
Series 2024D , RB , 5.00% , 02/01/29 ..... 95 101,303
Series 2018A , RB , 5.00% , 02/01/33 ..... 200 210,449
College Station Independent School District,
Series 2022, GO, 5.00%, 02/15/29 (PSF) .. 350 374,594
Collin County Community College District, Series
2020A, GO, 5.00%, 08/15/32 ......... 375 398,340
Comal Independent School District, Series 2020,
GO, 5.00%, 02/01/29 (PSF) .......... 120 128,269
Conroe Independent School District
Series 2020A , GO , 5.00% , 02/15/29 ( PSF ) 280 299,676
Series 2022A , GO , 5.00% , 02/15/29 ( PSF ) 25 26,757
County of Bexar, GO, 5.00%, 06/15/29 ..... 105 110,323
County of Collin, Series 2020, GO,
5.00%, 02/15/29 ................. 170 181,688
County of Harris Toll Road
Series 2021 , RB , 5.00% , 08/15/29 ...... 565 606,352
Series 2022A , RB , 5.00% , 08/15/29 ..... 35 37,562
County of Hays, Series 2017, GO,
5.00%, 02/15/29 ................. 230 236,715
County of Travis, Series 2019A, GO,
5.00%, 03/01/30 ................. 230 245,407
Cypress-Fairbanks Independent School District
Series 2020 , GO , 5.00% , 02/15/29 ( PSF ) .. 120 128,255
Series 2022 , GO , 5.00% , 02/15/29 ( PSF ) .. 145 154,975
Series 2024B , GO , 5.00% , 02/15/29 ( PSF ) 500 534,395
Series 2019A , GO , 5.00% , 02/15/32 ( PSF ) 370 393,286
Dallas Area Rapid Transit
Series 2019 , RB , 5.00% , 12/01/29 ...... 885 956,989
Series 2020A , RB , 5.00% , 12/01/29 ..... 145 156,795
Series 2019 , RB , 5.00% , 12/01/31 ...... 230 247,077
Dallas Fort Worth International Airport
Series 2020A , RB , 5.00% , 11/01/29 ..... 185 199,431
Series 2022B , RB , 5.00% , 11/01/29 ..... 60 64,680
Series 2023B , RB , 5.00% , 11/01/29 ..... 155 167,091
Series 2024 , RB , 5.00% , 11/01/29 ...... 85 91,630
Dallas Independent School District
Series 2022 , GO , 5.00% , 02/15/29 ( PSF ) .. 240 256,510
Series 2019B , GO , 4.00% , 02/15/32 ( PSF ) 125 127,476
Del Valle Independent School District, Series
2022, GO, 5.00%, 06/15/29 (PSF) ...... 200 214,401
Denton Independent School District, Series
2020, GO, 5.00%, 08/15/29 (PSF) ...... 305 328,338
Fort Bend Independent School District
Series 2018 , GO , 5.00% , 08/15/29 ( PSF ) .. 305 316,760
Series 2020 , GO , 5.00% , 08/15/31 ( PSF ) .. 315 337,385
Fort Worth Independent School District
Series 2019A , GO , 5.00% , 02/15/29 ( PSF ) 125 133,276
Series 2020 , GO , 5.00% , 02/15/29 ( PSF ) .. 25 26,655
Security
Par (000)
Par (000) Value
Texas (continued)
Garland Independent School District, Series
2023A, GO, 5.00%, 02/15/29 (PSF) ..... USD 115 $ 122,826
Harris County Flood Control District, Series
2021A, GO, 5.00%, 10/01/29 ......... 180 194,112
Hays Consolidated Independent School District
Series 2018A , GO , 5.00% , 02/15/29 ( PSF ) 100 103,267
Series 2022 , GO , 5.00% , 02/15/29 ( PSF ) .. 110 117,608
Houston Independent School District, Series
2025B, GO, 5.00%, 02/15/29 (PSF)
(a)
.... 200 212,506
Katy Independent School District
Series 2019 , GO , 5.00% , 02/15/29 ( PSF ) .. 140 147,064
Series 2021A , GO , 5.00% , 02/15/29 ( PSF ) 120 128,122
Keller Independent School District, Series 2019,
GO, 5.00%, 08/15/30 (PSF) .......... 250 266,510
Killeen Independent School District, Series 2019,
GO, 5.00%, 02/15/32 (PSF) .......... 300 318,110
Klein Independent School District
Series 2018 , GO , 4.00% , 02/01/29 ( PSF ) .. 65 66,097
Series 2022 , GO , 5.00% , 08/01/29 ( PSF ) .. 155 167,026
Series 2023 , GO , 5.00% , 08/01/29 ( PSF ) .. 180 193,966
Lamar Consolidated Independent School District
Series 2022 , GO , 5.00% , 02/15/29 ( PSF ) .. 800 855,328
Series 2019 , GO , 5.00% , 02/15/32 ( PSF ) .. 140 148,400
Leander Independent School District
Series 2023 , GO , 5.00% , 02/15/29 ( PSF ) .. 260 277,789
Series 2019C , GO , 5.00% , 08/15/29 ( PSF ) 205 216,709
Lewisville Independent School District
Series 2020 , GO , 5.00% , 08/15/29 ( PSF ) .. 130 140,056
Series 2020 , GO , 5.00% , 08/15/32 ( PSF ) .. 115 122,304
Lone Star College System, Series 2017A, GO,
5.00%, 08/15/29 ................. 110 113,552
Lower Colorado River Authority
Series 2020 , RB , 5.00% , 05/15/29 ...... 425 453,425
Series 2023A , RB , 5.00% , 05/15/29 ( AGM ) 455 485,787
Series 2024 , RB , 5.00% , 05/15/29 ( AGM ) . 100 106,766
Series 2025 , RB , 5.00% , 05/15/29 ...... 115 122,692
Series 2020 , RB , 5.00% , 05/15/32 ...... 165 173,189
Metropolitan Transit Authority of Harris County
Sales & Use Tax, Series 2017B, RB,
5.00%, 11/01/29 ................. 105 109,329
North East Independent School District, Series
2007, GO, 5.25%, 02/01/29 (PSF) ...... 65 69,812
North Texas Municipal Water District Water
System
Series 2020 , RB , 5.00% , 09/01/29 ...... 30 32,240
Series 2020 , RB , 4.00% , 09/01/31 ...... 100 102,228
North Texas Tollway Authority
Series 2008D , RB , 0.00% , 01/01/29 ( AGC )
(b)
390 340,772
Series 2024A , RB , 5.00% , 01/01/29 ..... 160 170,352
Northside Independent School District
Series 2018A , GO , 5.00% , 08/15/29 ( PSF ) 45 46,826
Series 2019A , GO , 5.00% , 08/15/29 ( PSF ) 115 121,975
Northwest Independent School District, Series
2020, GO, 5.00%, 02/15/29 (PSF) ...... 35 37,421
Pasadena Independent School District, Series
2019, GO, 5.00%, 02/15/29 (PSF) ...... 85 90,879
Permanent University Fund - Texas A&M
University System, Series 2023, RB,
5.00%, 07/01/29 ................. 85 91,628
Permanent University Fund - University of Texas
System, Series 2022A, RB, 5.00%, 07/01/29 650 699,891
Pflugerville Independent School District, Series
2019A, GO, 5.00%, 02/15/29 (PSF) ..... 55 57,700
Plano Independent School District, Series 2025,
GO, 5.00%, 02/15/29 (PSF) .......... 190 203,070

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
Schedules of Investments
81
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Port Authority of Houston of Harris County Texas
Series 2020A-2 , GO , 5.00% , 10/01/29 .... USD 145 $ 156,368
Series 2023 , RB , 5.00% , 10/01/29 ...... 115 123,480
Round Rock Independent School District
Series 2019A , GO , 5.00% , 08/01/29 ( PSF ) 130 140,086
Series 2019B , GO , 5.00% , 08/01/29 ..... 65 69,665
Series 2021 , GO , 5.00% , 08/01/29 ( PSF ) .. 235 253,233
Series 2019A , GO , 5.00% , 08/01/30 ( PSF ) 290 310,678
Series 2019A , GO , 4.00% , 08/01/32 ( PSF ) 355 362,545
San Antonio Independent School District, Series
2020B, GO, 5.00%, 08/15/29 (PSF) ..... 110 118,417
Spring Branch Independent School District
Series 2019 , GO , 5.00% , 02/01/29 ( PSF ) .. 350 374,374
Series 2020 , GO , 5.00% , 02/01/29 ( PSF ) .. 75 80,223
Series 2022 , GO , 5.00% , 02/01/29 ( PSF ) .. 230 246,017
Spring Independent School District, Series 2019,
GO, 5.00%, 08/15/29 (PSF) .......... 120 126,777
State of Texas
Series 2024 , GO , 5.00% , 10/01/29 ...... 85 91,559
Series B , GO , 5.00% , 10/01/29 ........ 100 104,138
Texas A&M University
Series 2017E , RB , 5.00% , 05/15/29 ..... 190 196,164
Series 2022 , RB , 5.00% , 05/15/29 ...... 165 177,533
Texas State Technical College, Series 2022A,
RB, 5.00%, 08/01/29 (AGM) .......... 310 332,276
Texas Tech University System, Series 2023A,
RB, 5.00%, 02/15/29 .............. 110 117,490
Texas Water Development Board
Series 2018 , RB , 5.00% , 08/01/29 ...... 55 57,089
Series 2019 , RB , 5.00% , 08/01/29 ...... 240 258,621
Series 2021 , RB , 5.00% , 08/01/29 ...... 110 118,535
Series 2018A , RB , 5.00% , 10/15/29 ..... 155 163,045
Series 2019A , RB , 5.00% , 10/15/29 ..... 50 54,038
Series 2023A , RB , 5.00% , 10/15/29 ..... 135 145,903
Series 2024A , RB , 5.00% , 10/15/29 ..... 500 540,380
Series 2019A , RB , 5.00% , 04/15/30 ..... 510 550,307
Trinity River Authority Central Regional
Wastewater System
Series 2017 , RB , 5.00% , 08/01/29 ...... 215 222,692
Series 2018 , RB , 5.00% , 08/01/29 ...... 560 590,959
Series 2019 , RB , 5.00% , 08/01/29 ...... 65 69,748
Series 2020 , RB , 5.00% , 08/01/29 ...... 200 214,609
University of North Texas System, Series 2017A,
RB, 5.00%, 04/15/29 .............. 270 278,335
Wylie Independent School District, Series
2020A, GO, 5.00%, 08/15/29 (PSF) ..... 55 59,300
Ysleta Independent School District, Series 2020,
GO, 4.00%, 08/15/32 (PSF) .......... 120 122,170
30,366,483
Utah — 1.4%
Central Utah Water Conservancy District
Series 2021A , GO , 5.00% , 04/01/29 ..... 120 128,827
Series 2017B , RB , 5.00% , 10/01/29 ..... 255 265,253
City of Salt Lake City
Series 2020 , RB , 5.00% , 02/01/29 ...... 95 101,724
Series 2020 , RB , 5.00% , 02/01/30 ...... 215 229,468
County of Utah, Series 2019, RB,
5.00%, 12/01/33 ................. 135 143,618
Intermountain Power Agency, Series 2023A, RB,
5.00%, 07/01/29 ................. 455 482,958
Provo School District, Series 2021, GO,
5.00%, 06/15/29 (GTD) ............. 65 69,865
State of Utah
Series 2018 , GO , 5.00% , 07/01/29 ...... 125 129,058
Security
Par (000)
Par (000) Value
Utah (continued)
Series 2020 , GO , 5.00% , 07/01/30 ...... USD 140 $ 149,292
Series 2019 , GO , 5.00% , 07/01/31 ...... 160 169,912
Series 2020B , GO , 3.00% , 07/01/32 ..... 200 190,712
Series 2020 , GO , 5.00% , 07/01/32 ...... 365 386,954
Series 2019 , GO , 5.00% , 07/01/32 ...... 240 254,436
Series 2019 , GO , 5.00% , 07/01/33 ...... 125 132,222
University of Utah (The)
Series 2021A-1 , RB , 5.00% , 08/01/29 .... 215 231,780
Series 2022A , RB , 5.00% , 08/01/29 ..... 135 145,537
Series 2023A , RB , 5.00% , 08/01/29 ..... 190 204,829
3,416,445
Vermont — 0.1%
State of Vermont
Series 2021B , GO , 5.00% , 08/15/29 ..... 35 37,854
Series 2019A , GO , 4.00% , 02/15/31 ..... 120 123,165
Vermont Municipal Bond Bank, Series 2024, RB,
5.00%, 12/01/29 ................. 150 161,869
322,888
Virginia — 1.9%
County of Arlington, Series 2019, GO,
4.00%, 06/15/33 ................. 320 326,792
County of Fairfax, Series 2019A, GO,
5.00%, 10/01/30 (SAW) ............ 90 96,351
County of Loudoun, Series 2021B, GO,
5.00%, 12/01/29 ................. 50 54,310
Virginia College Building Authority
Series 2017E , RB , 5.00% , 02/01/29 ..... 175 182,578
Series 2019A , RB , 5.00% , 02/01/29 ..... 255 272,956
Series 2019B , RB , 5.00% , 02/01/29 ..... 160 171,266
Series 2019C , RB , 5.00% , 02/01/29 ..... 90 96,337
Series 2018A , RB , 5.00% , 09/01/29 ( ST
INTERCEPT ) .................. 230 243,270
Series 2019A , RB , 5.00% , 09/01/29 ( ST
INTERCEPT ) .................. 95 102,497
Series 2019A , RB , 5.00% , 02/01/30 ..... 145 153,722
Series 2019B , RB , 5.00% , 02/01/30 ..... 170 180,411
Virginia Commonwealth Transportation Board
Series 2017A , RB , 5.00% , 05/15/29 ..... 210 219,235
Series 2018 , RB , 5.00% , 05/15/29 ...... 75 79,229
Series 2019 , RB , 5.00% , 05/15/30 ...... 120 128,469
Series 2019A , RB , 5.00% , 05/15/30 ..... 215 230,173
Series 2019 , RB , 5.00% , 05/15/32 ...... 190 201,845
Virginia Commonwealth University, Series
2018A, RB, 5.00%, 11/01/29 ......... 245 258,884
Virginia Public Building Authority
Series 2017A , RB , 5.00% , 08/01/29 ..... 90 93,769
Series 2020A , RB , 5.00% , 08/01/29 ..... 125 134,745
Series 2022A , RB , 5.00% , 08/01/29 ..... 100 107,796
Series 2019A , RB , 5.00% , 08/01/32 ..... 480 511,051
Virginia Public School Authority
Series 2019C , RB , 5.00% , 08/01/29 ( ST
INTERCEPT ) .................. 50 53,857
Series 2020B , RB , 5.00% , 08/01/29 ( ST
INTERCEPT ) .................. 70 75,399
Series 2021C , RB , 5.00% , 08/01/29 ( SAW ) 230 247,740
Series 2021A , RB , 4.00% , 10/01/29 ( SAW ) 70 72,795
Virginia Resources Authority Clean Water
Revolving Fund, Series 2020, RB,
5.00%, 10/01/29 ................. 230 248,822
4,544,299

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
82
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington — 4.5%
Central Puget Sound Regional Transit Authority,
Series 2021S1, RB, 5.00%, 11/01/29 .... USD 300 $ 324,843
City of Seattle
Series 2017C , RB , 5.00% , 09/01/29 ..... 400 415,491
Series 2021 , RB , 5.00% , 09/01/29 ...... 215 231,786
Series 2022A , GO , 5.00% , 09/01/29 ..... 105 113,198
Series 2023A , GO , 5.00% , 11/01/29 ..... 70 75,644
Series 2019A , RB , 5.00% , 04/01/33 ..... 480 508,066
City of Tacoma Electric System, Series 2024B,
RB, 5.00%, 01/01/29 .............. 535 571,166
Clark County Public Utility District No. 1 Electric,
Series 2024, RB, 5.00%, 01/01/29 ...... 250 266,452
Clark County School District No. 37 Vancouver,
Series 2018, GO, 5.00%, 12/01/29 (GTD) . 500 524,436
County of King
Series 2021A , GO , 5.00% , 01/01/29 ..... 110 117,633
Series 2019 , GO , 5.00% , 01/01/30 ...... 300 320,250
Series 2019 , GO , 5.00% , 01/01/32 ...... 505 535,230
Series 2019 , GO , 5.00% , 01/01/33 ...... 250 264,346
County of Pierce, Series 2019A, GO,
4.00%, 07/01/29 ................. 125 129,339
County of Snohomish
Series 2020A , GO , 5.00% , 12/01/29 ..... 105 113,593
Series 2021A , GO , 5.00% , 12/01/29 ..... 190 205,549
Energy Northwest, Series 2017-A, RB,
5.00%, 07/01/29 ................. 510 527,943
King County School District No. 405 Bellevue
Series 2018 , GO , 5.00% , 12/01/29 ( GTD ) . 185 191,939
Series 2019 , GO , 5.00% , 12/01/29 ( GTD ) . 785 842,884
Series 2019 , GO , 5.00% , 12/01/30 ( GTD ) . 170 182,004
Pierce County School District No. 402 Franklin
Pierce, Series 2017, GO, 5.00%, 12/01/29
(GTD) ....................... 175 181,126
Pierce County School District No. 403 Bethel
Series 2021 , GO , 4.00% , 12/01/29 ( GTD ) . 245 253,589
Series 2019 , GO , 5.00% , 12/01/29 ( GTD ) . 230 246,594
Port of Seattle, Series 2022A, RB,
5.00%, 08/01/29 ................. 120 128,974
Snohomish County School District No.
201 Snohomish, Series 2020, GO,
5.00%, 12/01/29 (GTD) ............. 55 59,501
Spokane County School District No. 81
Spokane, Series 2019, GO, 5.00%, 12/01/30
(GTD) ....................... 200 213,648
State of Washington
Series 2022C , GO , 5.00% , 02/01/29 ..... 75 80,171
Series 2019D , GO , 5.00% , 06/01/29 ..... 280 296,009
Series 2021D , GO , 5.00% , 06/01/29 ..... 120 128,912
COP , 5.00% , 07/01/29 .............. 80 85,881
Series 2017A , COP , 5.00% , 07/01/29 .... 80 82,832
Series 2021A , GO , 5.00% , 08/01/29 ..... 40 43,072
Series 2024A , GO , 5.00% , 08/01/29 ..... 110 118,448
Series R-2018C , GO , 5.00% , 08/01/29 ... 285 295,135
Series 2020B , GO , 5.00% , 06/01/30 ..... 225 240,466
Series 2020A , GO , 5.00% , 08/01/30 ..... 95 101,774
Series 2020D , GO , 5.00% , 06/01/31 ..... 165 177,491
Series 2020A , GO , 5.00% , 08/01/31 ..... 205 219,379
Series 2020B , GO , 5.00% , 06/01/32 ..... 375 399,612
Series 2020A , GO , 5.00% , 08/01/33 ..... 225 239,498
University of Washington
Series 2024A , RB , 5.00% , 04/01/29 ..... 175 187,405
Series 2024B , RB , 5.00% , 07/01/29 ..... 260 279,429
Security
Par (000)
Par (000) Value
Washington (continued)
Washington State University, Series 2019, RB,
5.00%, 10/01/29 ................. USD 55 $ 58,945
10,579,683
West Virginia — 0.5%
State of West Virginia
Series 2018A , GO , 5.00% , 06/01/29 ..... 90 94,784
Series 2019A , GO , 5.00% , 06/01/29 ..... 110 118,204
Series 2021A , GO , 5.00% , 06/01/29 ..... 105 112,831
Series 2019A , GO , 5.00% , 06/01/33 ..... 295 310,938
West Virginia Commissioner of Highways, Series
2017A, RB, 5.00%, 09/01/29 ......... 510 528,789
West Virginia Parkways Authority, Series 2021,
RB, 5.00%, 06/01/29 .............. 120 128,521
1,294,067
Wisconsin — 1.0%
City of Kenosha, Series 2020B, GO,
2.00%, 06/01/29 ................. 200 181,741
City of Madison, Series 2023A, GO,
5.00%, 10/01/29 ................. 195 210,883
Green Bay Area Public School District, GO,
5.00%, 04/01/29
(a)
................ 65 69,530
Milwaukee Metropolitan Sewerage District
Series 2020A , GO , 4.00% , 10/01/29 ..... 100 103,453
Series 2020A , GO , 4.00% , 10/01/31 ..... 75 77,072
State of Wisconsin
Series 2020A , GO , 4.00% , 05/01/29 ..... 60 61,468
Series 2020-1 , GO , 5.00% , 05/01/29 ..... 160 171,861
Series 2020B , GO , 5.00% , 05/01/29 ..... 85 91,301
Series 2021B , GO , 5.00% , 05/01/32 ..... 360 383,413
Series 2021B , GO , 5.00% , 05/01/33 ..... 420 446,087
State of Wisconsin Environmental Improvement
Fund, Series 2021A, RB, 5.00%, 06/01/29 . 235 252,630
Wisconsin Department of Transportation
Series 2021A , RB , 5.00% , 07/01/29 ..... 155 166,827
Series 2023I , RB , 5.00% , 07/01/29 ...... 75 80,723
2,296,989
Total Long-Term Investments — 98 .8%
(Cost: $ 235,581,354 ) .............................. 233,105,576
Shares
Shares
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 3.05%
(c) (d)
......... 535,511 535,565
Total Short-Term Securities — 0 .2%
(Cost: $ 535,565 ) ................................. 535,565
Total Investments — 99 .0%
(Cost: $ 236,116,919 ) .............................. 233,641,141
Other Assets Less Liabilities — 1.0% .................... 2,547,826
Net Assets — 100.0% ...............................
$ 236,188,967
(a)
When-issued security.
(b)
Zero-coupon bond.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
Schedules of Investments
83
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 422,647 $ 112,918
(a)
$ — $ — $ — $ 535,565 535,511 $ 7,470 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 233,105,576 $ — $ 233,105,576
Short-Term Securities
Money Market Funds ...................................... 535,565 — — 535,565
$ 535,565 $ 233,105,576 $ — $ 233,641,141

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF
84
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 0.7%
Auburn University, Series 2025-A, RB,
5.00%, 06/01/31 ................. USD 25 $ 27,471
Alaska — 0.8%
Municipality of Anchorage, Series 2021C, GO,
4.00%, 09/01/35 ................. 30 30,298
Arizona — 1.5%
Arizona Board of Regents, Series 2021C, RB,
5.00%, 07/01/31 ................. 10 11,033
City of Phoenix Civic Improvement Corp., Series
2020A, RB, 5.00%, 07/01/31 ......... 30 32,591
Salt River Project Agricultural Improvement
& Power District, Series 2019A, RB,
5.00%, 01/01/31 ................. 10 10,814
54,438
California — 14.6%
Anaheim Public Financing Authority, Series
1997C, RB, 0.00%, 09/01/31 (AGM)
(a)
.... 85 67,647
California State Public Works Board
Series 2021D , RB , 4.00% , 11/01/31 ..... 25 26,149
Series 2021B , RB , 5.00% , 05/01/35 ..... 45 48,846
City & County of San Francisco, Series A, COP,
4.00%, 04/01/31 ................. 15 15,521
Los Angeles Community College District, Series
2024, GO, 5.00%, 08/01/31 .......... 20 22,386
Los Angeles County Metropolitan Transportation
Authority Sales Tax, Series 2020A, RB,
5.00%, 06/01/31 ................. 30 32,899
Los Angeles Department of Water & Power
Series 2023E , RB , 5.00% , 07/01/31 ..... 10 10,623
Series 2021B , RB , 5.00% , 07/01/34 ..... 15 15,704
Los Angeles Department of Water & Power
Water System, Series 2024A, RB,
5.00%, 07/01/31 ................. 20 21,247
Los Angeles Unified School District, Series
2024A, GO, 5.00%, 07/01/31 ......... 35 38,863
Metropolitan Water District of Southern
California, Series 2020A, RB, 5.00%, 10/01/31 15 16,349
Northern California Sanitation Agencies
Financing Authority, Series 2021, RB,
3.00%, 12/01/34 ................. 15 14,183
Norwalk-La Mirada Unified School District,
Series 2007C, GO, 0.00%, 08/01/31 (AGM)
(a)
20 16,018
San Diego Unified School District, Series 2021E-
2, GO, 5.00%, 07/01/31 ............ 20 22,399
San Francisco City & County Public Utilities
Commission Wastewater, Series 2022B, RB,
5.00%, 10/01/31 ................. 10 11,204
Southern California Public Power Authority,
Series 2024-1, RB, 5.00%, 07/01/31 ..... 10 10,652
State of California
GO , 5.00% , 11/01/31 ............... 45 49,486
GO , 5.00% , 12/01/31 ............... 60 66,568
University of California
Series 2023BN , RB , 5.00% , 05/15/31 .... 15 16,570
Series 2023BQ , RB , 5.00% , 05/15/31 .... 20 22,094
545,408
Security
Par (000)
Par (000) Value
Colorado — 2.0%
City & County of Denver, Series 2020A, GO,
5.00%, 08/01/31 ................. USD 30 $ 32,758
Weld County School District No. 6 Greeley,
Series 2021, GO, 5.00%, 12/01/31 (SAW) . 40 43,794
76,552
Connecticut — 1.5%
State of Connecticut, Series 2022D, GO,
5.00%, 09/15/31 ................. 30 33,093
State of Connecticut Special Tax, Series 2023A,
RB, 5.00%, 07/01/31 .............. 20 22,016
55,109
Delaware — 0.3%
Delaware Transportation Authority, Series 2020,
RB, 5.00%, 07/01/31 .............. 10 10,849
District of Columbia — 1.3%
District of Columbia Income Tax, Series 2019C,
RB, 5.00%, 10/01/31 .............. 25 26,712
Washington Metropolitan Area Transit Authority,
Series 2021A, RB, 5.00%, 07/15/32 ..... 20 21,763
48,475
Florida — 3.3%
Central Florida Expressway Authority, Series
2021, RB, 4.00%, 07/01/35 (AGM) ...... 40 40,659
County of Miami-Dade, Series 2020, GO,
4.00%, 07/01/31 ................. 10 10,228
County of Miami-Dade Water & Sewer System,
Series 2024B, RB, 5.00%, 10/01/31 ..... 25 27,684
JEA Electric System, Series 2021A, RB,
5.00%, 10/01/33 ................. 20 21,554
State of Florida, Series 2021A, GO,
5.00%, 06/01/31 ................. 20 22,092
122,217
Georgia — 2.0%
City of Atlanta Department of Aviation, Series
2021B, RB, 5.00%, 07/01/31 ......... 30 32,957
City of Atlanta Water & Wastewater, Series 2024,
RB, 5.00%, 11/01/31 (BAM) .......... 5 5,517
Metropolitan Atlanta Rapid Transit Authority,
Series 2024B, RB, 5.00%, 07/01/31 ..... 20 22,146
State of Georgia, Series 2021A, GO,
4.00%, 07/01/34 ................. 15 15,219
75,839
Hawaii — 1.9%
City & County Honolulu Wastewater System,
Series 2022A, RB, 5.00%, 07/01/31 ..... 20 22,066
City & County of Honolulu
Series 2020B , GO , 5.00% , 03/01/31 ..... 20 21,559
Series 2021A , GO , 5.00% , 07/01/31 ..... 25 27,582
71,207
Illinois — 4.8%
Chicago O'Hare International Airport, Series
2020B, RB, 5.00%, 01/01/31 ......... 20 21,418
County of Cook, Series 2024, RB,
5.00%, 11/15/31 ................. 10 10,909
Illinois Finance Authority, Series 2020, RB,
4.00%, 01/01/33 ................. 15 15,248
Illinois State Toll Highway Authority, Series
2019C, RB, 5.00%, 01/01/31 ......... 30 32,170

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF
Schedules of Investments
85
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
Metropolitan Water Reclamation District
of Greater Chicago, Series 2021C, GO,
5.00%, 12/01/31 ................. USD 20 $ 22,198
Regional Transportation Authority, Series 2002A,
RB, 6.00%, 07/01/31 (NPFGC) ........ 20 22,936
State of Illinois
Series 2024B , GO , 5.00% , 05/01/31 ..... 20 21,295
Series 2023D , GO , 5.00% , 07/01/31 ..... 30 31,971
178,145
Indiana — 1.9%
Indiana Finance Authority
Series 2021B , RB , 5.00% , 02/01/34 ..... 20 21,872
Series 2021-2 , RB , 5.00% , 10/01/34 ..... 45 48,432
70,304
Kentucky — 1.3%
Kentucky Turnpike Authority, Series 2021A, RB,
5.00%, 07/01/31 ................. 45 49,357
Louisiana — 0.3%
State of Louisiana, Series 2024E, GO,
5.00%, 09/01/31 ................. 10 10,974
Maine — 0.4%
Maine Governmental Facilities Authority, Series
2020A, RB, 5.00%, 10/01/31 ......... 15 15,954
Maryland — 1.0%
County of Prince George's, Series 2019A, GO,
4.00%, 07/15/31 ................. 5 5,137
State of Maryland, Series 2024A, GO,
5.00%, 06/01/31 ................. 30 33,264
38,401
Massachusetts — 1.3%
Massachusetts Bay Transportation
Authority Sales Tax, Series 2021A-1, RB,
5.00%, 07/01/34 ................. 25 27,274
Massachusetts Development Finance Agency,
Series 2021A, RB, 5.00%, 07/01/31 ..... 20 21,889
49,163
Michigan — 1.1%
Michigan State University, Series 2019B, RB,
5.00%, 02/15/31 ................. 20 21,136
State of Michigan Trunk Line, Series 2021A, RB,
5.00%, 11/15/35 ................. 20 21,642
42,778
Minnesota — 1.3%
City of Minneapolis, Series 2024, GO,
5.00%, 12/01/31 ................. 10 11,144
State of Minnesota, Series 2021B, GO,
4.00%, 09/01/32 ................. 35 36,273
47,417
Missouri — 0.3%
Missouri Joint Municipal Electric Utility
Commission, Series 2024, RB,
5.00%, 01/01/31 ................. 10 10,803
Nebraska — 0.6%
Omaha Public Power District, Series 2019A, RB,
5.00%, 02/01/31 ................. 20 21,229
Security
Par (000)
Par (000) Value
Nevada — 2.3%
Clark County School District, Series 2021A, GO,
4.00%, 06/15/32 ................. USD 20 $ 20,243
County of Clark, Series 2021, GO,
3.00%, 11/01/33 ................. 25 23,425
County of Washoe, Series 2021, GO,
5.00%, 07/01/31 ................. 20 21,913
Las Vegas Valley Water District, Series 2022A,
GO, 5.00%, 06/01/32 .............. 20 22,048
87,629
New Jersey — 1.9%
New Jersey Educational Facilities Authority,
Series 2021C, RB, 4.00%, 03/01/33 ..... 5 5,192
New Jersey Transportation Trust Fund Authority,
Series 2022AA, RB, 5.00%, 06/15/31 .... 40 43,316
State of New Jersey, Series 2020A, GO,
4.00%, 06/01/31 ................. 20 20,833
69,341
New York — 10.1%
City of New York
Series 2022D-1 , GO , 5.00% , 05/01/31 ... 20 21,902
Series 2022A, Sub-Series A-1 , GO ,
5.00% , 08/01/33 ................ 30 32,687
Series 2022A, Sub-Series A-1 , GO ,
5.00% , 08/01/34 ................ 30 32,539
Empire State Development Corp., Series 2022A,
RB, 5.00%, 09/15/31 .............. 20 21,992
Metropolitan Transportation Authority, Series
2024A, RB, 5.00%, 11/15/31 ......... 10 10,866
Nassau County Interim Finance Authority, Series
2021A, RB, 5.00%, 11/15/31 ......... 15 16,746
New York City Municipal Water Finance
Authority, Series 2021DD, RB,
5.00%, 06/15/33 ................. 15 16,403
New York City Transitional Finance Authority
Future Tax Secured
Series 2023, Sub-Series E1 , RB ,
5.00% , 11/01/31 ................ 20 22,032
Series 2021F-1 , RB , 5.00% , 11/01/33 .... 20 21,680
Series 2021F-1 , RB , 4.00% , 11/01/35 .... 20 19,931
New York State Dormitory Authority
Series 2019A , RB , 5.00% , 03/15/31 ..... 25 26,515
Series 2021A , RB , 5.00% , 03/15/33 ..... 50 54,313
New York State Environmental Facilities Corp.,
Series 2024A, RB, 5.00%, 06/15/31 ..... 10 11,128
New York State Thruway Authority, Series
2022A, RB, 5.00%, 03/15/31 ......... 20 22,069
Port Authority of New York & New Jersey, Series
230, RB, 3.00%, 12/01/31 ........... 15 14,633
Triborough Bridge & Tunnel Authority, Series
2018B, RB, 5.00%, 11/15/31 ......... 30 33,340
378,776
North Carolina — 3.2%
City of Charlotte
Series 2021A , RB , 5.00% , 07/01/31 ..... 30 32,957
COP , 5.00% , 12/01/31 .............. 20 22,184
County of Johnston, Series 2020A, RB,
5.00%, 04/01/31 ................. 20 21,659
County of Wake, Series 2023A, RB,
5.00%, 04/01/31 ................. 10 10,989

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF
86
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
North Carolina (continued)
State of North Carolina, Series 2019A, RB,
5.00%, 05/01/31 ................. USD 30 $ 32,052
119,841
Ohio — 3.2%
City of Cleveland, Series 2021A-1, RB,
4.00%, 10/01/31 ................. 20 20,549
City of Columbus, Series 2022A, GO,
5.00%, 04/01/31 ................. 20 22,083
Ohio State University (The), Series 2021A, RB,
5.00%, 12/01/34 ................. 40 43,462
Ohio Turnpike & Infrastructure Commission,
Series 2013A-4, RB, 5.70%, 02/15/34 .... 20 22,504
Ohio Water Development Authority, Series
2024A, RB, 5.00%, 06/01/31 ......... 10 11,064
119,662
Oklahoma — 1.9%
City of Oklahoma, Series 2022, GO,
4.00%, 03/01/31 ................. 10 10,345
Oklahoma Water Resources Board, Series
2024C, RB, 5.00%, 10/01/33 ......... 55 60,341
70,686
Oregon — 1.3%
City of Portland, Series 2022A, GO,
3.00%, 10/01/33 ................. 30 28,207
State of Oregon, Series 2023A, GO,
5.00%, 05/01/31 ................. 20 22,165
50,372
Pennsylvania — 4.4%
City of Philadelphia, Series 2021A, GO,
5.00%, 05/01/32 ................. 30 32,494
Commonwealth of Pennsylvania
Series 2023 , GO , 5.00% , 09/01/31 ...... 25 27,552
Pennsylvania Turnpike Commission
Series 2021B , RB , 5.00% , 12/01/31 ..... 25 27,325
Series 2021C , RB , 5.00% , 12/01/32 ..... 35 38,355
Pittsburgh Water & Sewer Authority, Series
2023A, RB, 5.00%, 09/01/31 (AGM) ..... 35 38,594
164,320
Rhode Island — 0.7%
State of Rhode Island, Series 2021E, GO,
4.00%, 08/01/33 ................. 25 25,531
South Carolina — 0.8%
County of Charleston, Series 2021A, GO,
4.00%, 11/01/32 ................. 20 20,692
South Carolina Public Service Authority, Series
2021A, RB, 4.00%, 12/01/33 ......... 10 10,018
30,710
Tennessee — 2.0%
County of Montgomery, Series 2022A, GO,
5.00%, 04/01/32 ................. 35 38,353
County of Rutherford, Series 2024, GO,
5.00%, 04/01/31 ................. 25 27,600
Metropolitan Government of Nashville &
Davidson County, Series 2021C, GO,
4.00%, 01/01/32 ................. 10 10,139
76,092
Security
Par (000)
Par (000) Value
Texas — 14.1%
Austin Independent School District, Series 2024,
GO, 5.00%, 08/01/31 (PSF) .......... USD 25 $ 27,545
Board of Regents of the University of Texas
System, Series 2021A, RB, 4.00%, 08/15/35 20 20,099
City of Austin, Series 2023, GO, 5.00%, 09/01/31 30 33,026
City of Dallas, Series 2023A, GO,
5.00%, 02/15/31 ................. 20 21,853
City of Denton, GO, 4.00%, 02/15/31 ...... 30 30,622
City of Greenville, GO, 4.00%, 02/15/31 (BAM) 35 35,897
Clear Creek Independent School District
Series 2021 , GO , 5.00% , 02/15/31 ( PSF ) .. 10 10,972
Series 2022 , GO , 5.00% , 02/15/32 ( PSF ) .. 50 54,634
Cypress-Fairbanks Independent School District
Series 2020 , GO , 5.00% , 02/15/31 ( PSF ) .. 20 21,577
Series 2020A , GO , 3.00% , 02/15/35 ( PSF ) 75 68,523
Dallas Fort Worth International Airport, Series
2022B, RB, 5.00%, 11/01/31 ......... 20 22,008
Dallas Independent School District, Series 2021,
GO, 4.00%, 02/15/31 (PSF) .......... 20 20,601
Fort Bend Grand Parkway Toll Road Authority,
Series 2021A, RB, 4.00%, 03/01/33 (GTD) . 35 35,786
Lone Star College System, Series 2021A, GO,
3.00%, 02/15/35 ................. 35 31,982
Lower Colorado River Authority, Series 2023A,
RB, 5.00%, 05/15/31 .............. 50 54,655
North Texas Tollway Authority, Series 2023B, RB,
5.00%, 01/01/31 ................. 10 10,863
Texas Water Development Board, Series 2019A,
RB, 5.00%, 04/15/31 .............. 15 16,158
Trinity River Authority Central Regional
Wastewater System, Series 2020, RB,
3.00%, 08/01/31 ................. 10 9,638
526,439
Utah — 1.4%
Central Valley Water Reclamation Facility, Series
2021C, RB, 5.00%, 03/01/31 ......... 25 27,474
Intermountain Power Agency, Series 2022A, RB,
5.00%, 07/01/34 ................. 25 26,607
54,081
Virginia — 1.7%
County of Fairfax, Series 2023A, GO,
4.00%, 10/01/31 (SAW) ............ 20 21,039
Virginia College Building Authority, Series 2019A,
RB, 5.00%, 02/01/31 .............. 20 21,202
Virginia Public School Authority, Series 2021C,
RB, 5.00%, 08/01/31 (SAW) .......... 20 22,106
64,347
Washington — 3.8%
City of Seattle, Series 2021, RB,
4.00%, 09/01/32 ................. 30 30,912
County of King, Series 2021A, GO,
5.00%, 01/01/32 ................. 25 27,569
Energy Northwest, Series 2024A, RB,
5.00%, 07/01/31 ................. 20 22,089
King County School District No. 405 Bellevue,
Series 2022, GO, 5.00%, 12/01/31 (GTD) . 10 11,106
State of Washington, Series R-2024C, GO,
5.00%, 08/01/31 ................. 35 38,795
University of Washington, Series 2024A, RB,
5.00%, 04/01/31 ................. 10 10,991
141,462

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF
Schedules of Investments
87
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
Wisconsin — 1.5%
Milwaukee Metropolitan Sewerage District,
Series 2022A, GO, 5.00%, 10/01/31 ..... USD 30 $ 32,666
State of Wisconsin, Series 2024A, GO,
5.00%, 05/01/31 ................. 20 22,083
54,749
Total Long-Term Investments — 98 .5%
(Cost: $ 3,689,984 ) ............................... 3,686,426
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 3.05%
(b) (c)
......... 6,758 $ 6,758
Total Short-Term Securities — 0 .2%
(Cost: $ 6,758 ) .................................. 6,758
Total Investments — 98 .7%
(Cost: $ 3,696,742 ) ............................... 3,693,184
Other Assets Less Liabilities — 1.3% .................... 46,289
Net Assets — 100.0% ...............................
$ 3,739,473
(a)
Zero-coupon bond.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
03/25/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ — $ 6,758
(a)
$ — $ — $ — $ 6,758 6,758 $ 62 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 3,686,426 $ — $ 3,686,426
Short-Term Securities
Money Market Funds ...................................... 6,758 — — 6,758
$ 6,758 $ 3,686,426 $ — $ 3,693,184

Statements of Assets and Liabilities
(unaudited)
April 30, 2025
2025
iShares Semi-Annual Financial Statements and Additional Information
88
See notes to financial statements.
iShares iBonds
Dec 2025 Term
Muni Bond ETF
iShares iBonds
Dec 2026 Term
Muni Bond ETF
iShares iBonds
Dec 2027 Term
Muni Bond ETF
ASSETS
Investments, at value — unaffiliated
(a)
.......................................................... $ 446,914,537 $ 504,982,808 $ 516,122,067
Investments, at value — affiliated
(b)
............................................................ 76,846 132,729 171,435
Cash ............................................................................... — 1 —
Receivables: – – –
Dividends — affiliated ................................................................... 1,390 1,290 2,180
Interest — unaffiliated ................................................................... 6,118,812 6,951,554 7,187,157
Total a ssets ...........................................................................
453,111,585 512,068,382 523,482,839
LIABILITIES
Payables: – – –
Investments purchased .................................................................. — 2,981,251 1,492,002
Investment advisory fees ................................................................. 69,129 74,731 75,896
Total li abilities ..........................................................................
69,129 3,055,982 1,567,898
Commitments and contingent liabilities — — —
NET ASSETS ..........................................................................
$ 453,042,456 $ 509,012,400 $ 521,914,941
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 453,423,001 $ 512,420,385 $ 525,268,152
Accumulated loss ....................................................................... (380,545) (3,407,985) (3,353,211)
NET ASSETS ..........................................................................
$ 453,042,456 $ 509,012,400 $ 521,914,941
NET ASSET VALUE
Shares outstanding ......................................................................
16,950,000 19,950,000 20,750,000
Net asset value .........................................................................
$ 26.73 $ 25.51 $ 25.15
Shares authorized .......................................................................
Unlimited Unlimited Unlimited
Par value .............................................................................
None None None
(a)
  Investments, at cost — unaffiliated ..................................................... $ 448,114,499 $ 507,809,009 $ 519,956,487
(b)
  Investments, at cost — affiliated ....................................................... $ 76,846 $ 132,729 $ 171,435

Statements of Assets and Liabilities
(unaudited) (continued)
April 30, 2025
89
Statements of Assets and Liabilities
See notes to financial statements.
iShares iBonds
Dec 2028 Term
Muni Bond ETF
iShares iBonds
Dec 2029 Term
Muni Bond ETF
iShares iBonds
Dec 2031 Term
Muni Bond ETF
ASSETS
Investments, at value — unaffiliated
(a)
.......................................................... $ 429,883,985 $ 233,105,576 $ 3,686,426
Investments, at value — affiliated
(b)
............................................................ 316,193 535,565 6,758
Receivables: – – –
Capital shares sold ..................................................................... — 1,244,323 —
Dividends — affiliated ................................................................... 938 1,350 53
Interest — unaffiliated ................................................................... 5,753,248 3,050,977 46,639
Total a ssets ...........................................................................
435,954,364 237,937,791 3,739,876
LIABILITIES
Payables: – – –
Investments purchased .................................................................. — 1,715,602 —
Investment advisory fees ................................................................. 63,028 33,222 403
Total li abilities ..........................................................................
63,028 1,748,824 403
Commitments and contingent liabilities — — —
NET ASSETS ..........................................................................
$ 435,891,336 $ 236,188,967 $ 3,739,473
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 440,496,229 $ 238,131,685 $ 3,734,991
Accumulated earnings (loss) ................................................................ (4,604,893) (1,942,718) 4,482
NET ASSETS ..........................................................................
$ 435,891,336 $ 236,188,967 $ 3,739,473
NET ASSET VALUE
Shares outstanding ......................................................................
17,350,000 9,500,000 150,000
Net asset value .........................................................................
$ 25.12 $ 24.86 $ 24.93
Shares authorized .......................................................................
Unlimited Unlimited Unlimited
Par value .............................................................................
None None None
(a)
  Investments, at cost — unaffiliated ..................................................... $ 435,143,814 $ 235,581,354 $ 3,689,984
(b)
  Investments, at cost — affiliated ....................................................... $ 316,193 $ 535,565 $ 6,758

Statements of Operations
(unaudited)
Six Months Ended April 30, 2025
2025
iShares Semi-Annual Financial Statements and Additional Information
90
iShares iBonds
Dec 2025 Term
Muni Bond ETF
iShares iBonds
Dec 2026 Term
Muni Bond ETF
iShares iBonds
Dec 2027 Term
Muni Bond ETF
INVESTMENT INCOME – – –
Dividends — affiliated .............................................................. $ 50,481 $ 8,867 $ 10,029
Interest — unaffiliated .............................................................. 5,404,343 6,266,596 6,610,301
Total investment income ..............................................................
5,454,824 6,275,463 6,620,330
EXPENSES
Investment advisory ............................................................... 427,711 450,024 448,951
Interest expense ................................................................. 619 136 153
Total expenses ....................................................................
428,330 450,160 449,104
Net investment income ...............................................................
5,026,494 5,825,303 6,171,226
REALIZED AND UNREALIZED GAIN (LOSS) $ 1,645,126 $ 415,625 $ (1,830,122)
Net realized loss from:
Investments — unaffiliated ........................................................ $ (4) $ (111,196) $ (64,276)
In-kind redemptions — unaffiliated
(a)
.................................................. — (81,761) —
(4) (192,957) (64,276)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................ 1,645,130 608,583 (1,765,847)
Net realized and unrealized gain (loss) ....................................................
1,645,126 415,626 (1,830,123)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................
$ 6,671,620 $ 6,240,929 $ 4,341,103
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended April 30, 2025
91
Statements of Operations
iShares iBonds
Dec 2028 Term
Muni Bond ETF
iShares iBonds
Dec 2029 Term
Muni Bond ETF
iShares iBonds
Dec 2031 Term
Muni Bond ETF
(a)
INVESTMENT INCOME – – –
Dividends — affiliated .............................................................. $ 8,362 $ 7,470 $ 62
Interest — unaffiliated .............................................................. 5,404,551 2,663,273 8,455
Total investment income ..............................................................
5,412,913 2,670,743 8,517
EXPENSES
Investment advisory ............................................................... 364,551 166,929 477
Total expenses ....................................................................
364,551 166,929 477
Net investment income ...............................................................
5,048,362 2,503,814 8,040
REALIZED AND UNREALIZED GAIN (LOSS) $ (2,758,449) $ (1,962,259) $ (3,558)
Net realized gain from:
Investments — unaffiliated ........................................................ $ 49,909 $ 9,198 $ —
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................ (2,808,359) (1,971,457) (3,558)
Net realized and unrealized loss .........................................................
(2,758,450) (1,962,259) (3,558)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................
$ 2,289,912 $ 541,555 $ 4,482
(a)
For the period from March 25, 2025 (commencement of operations) to April 30, 2025.
See notes to financial statements.

Statements of Changes in Net Assets

2025
iShares Semi-Annual Financial Statements and Additional Information
92
See notes to financial statements.
iShares iBonds Dec 2025 Term Muni Bond ETF iShares iBonds Dec 2026 Term Muni Bond ETF
Six Months Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Six Months Ended
04/30/25
(unaudited)
Year Ended
10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 5,026,494 $ 10,643,270 $ 5,825,303 $ 9,433,678
Net realized loss ................................................ (4) (1,058,320) (192,957) (506,546)
Net change in unrealized appreciation (depreciation) ........................ 1,645,130 11,746,132 608,583 10,465,969
Net increase in net assets resulting from operations ...........................
6,671,620 21,331,082 6,240,929 19,393,101
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(4,954,231)
(b)
(10,621,010) (5,721,623)
(b)
(8,988,522)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(36,036,737) (45,406,202) 15,298,731 159,556,731
NET ASSETS
Total increase (decrease) in net assets ................................... (34,319,348) (34,696,130) 15,818,037 169,961,310
Beginning of period ................................................
487,361,804 522,057,934 493,194,363 323,233,053
End of period ....................................................
$ 453,042,456 $ 487,361,804 $ 509,012,400 $ 493,194,363
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
93
Statements of Changes in Net Assets
See notes to financial statements.
iShares iBonds Dec 2027 Term Muni Bond ETF iShares iBonds Dec 2028 Term Muni Bond ETF
Six Months Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Six Months Ended
04/30/25
(unaudited)
Year Ended
10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 6,171,226 $ 9,742,985 $ 5,048,362 $ 7,313,724
Net realized gain (loss) ............................................ (64,276) (309,807) 49,909 (278,776)
Net change in unrealized appreciation (depreciation) ........................ (1,765,847) 10,576,797 (2,808,359) 9,265,771
Net increase in net assets resulting from operations ...........................
4,341,103 20,009,975 2,289,912 16,300,719
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(6,029,103)
(b)
(9,327,047) (4,860,993)
(b)
(6,981,509)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
44,091,912 170,037,041 66,830,875 134,047,117
NET ASSETS
Total increase in net assets ........................................... 42,403,912 180,719,969 64,259,794 143,366,327
Beginning of period ................................................
479,511,029 298,791,060 371,631,542 228,265,215
End of period ....................................................
$ 521,914,941 $ 479,511,029 $ 435,891,336 $ 371,631,542
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
94
See notes to financial statements.
iShares iBonds Dec 2029 Term Muni Bond ETF
iShares iBonds Dec
2031 Term Muni Bond
ETF
Six Months Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Period from
03/25/25
(a)
to 04/30/25
(unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................. $ 2,503,814 $ 2,314,804 $ 8,040
Net realized gain (loss) ............................................................. 9,198 (2,909) —
Net change in unrealized appreciation (depreciation) ......................................... (1,971,457) (237,060) (3,558)
Net increase in net assets resulting from operations ............................................
541,555 2,074,835 4,482
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ..................................
(2,284,234)
(c)
(2,021,550) —
CAPITAL SHARE TRANSACTIONS
$ – $ – $ –
Net increase in net assets derived from capital share transactions ..................................
91,284,236 139,485,060 3,734,991
NET ASSETS
Total increase in net assets ............................................................ 89,541,557 139,538,345 3,739,473
Beginning of period .................................................................
146,647,410 7,109,065 —
End of period .....................................................................
$ 236,188,967 $ 146,647,410 $ 3,739,473
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)
95
Financial Highlights
iShares iBonds Dec 2025 Term Muni Bond ETF
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of period .................
$ 26.63  $ 26.10  $ 25.89  $ 27.86  $ 28.00  $ 27.13
Net investment income
(a)
.........................
0 .28  0 .53  0 .44  0 .25  0 .20  0 .34
Net realized and unrealized gain (loss)
(b)
...............
0.09  0.53  0.18  (2.00) (0.13) 0.88
Net increase (decrease) from investment operations ........ 0.37  1.06  0.62  (1.75) 0.07  1.22
Distributions from net investment income
(c)
............ (0.27)
(d)
(0.53) (0.41) (0.22) (0.21) (0.35)
Net asset value, end of period ...................... $ 26.73  $ 26.63  $ 26.10  $ 25.89  $ 27.86  $ 28.00
Total Return
(e)
Based on net asset value .......................... 1.40%
(f)
4.09% 2.41% (6.31)% 0.23% 4.53%
Ratios to Average Net Assets
(g)
Total expen ses .................................
0.18%
(h)
0.18% 0.18% 0.18% 0.18% 0.18%
Net investment income ............................
2.12%
(h)
2.01% 1.67% 0.93% 0.73% 1.21%
Supplemental Data
Net assets, end of period (000) ...................... $ 453,042  $ 487,362  $ 522,058  $ 312,012  $ 182,490  $ 119,021
Portfolio turnover rate
(i)
............................ 0%
(j)
0%
(j)
1% 0% 0%
(j)
0%
(j)
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
(j)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Semi-Annual Financial Statements and Additional Information
96
iShares iBonds Dec 2026 Term Muni Bond ETF
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of period .................
$ 25.49  $ 24.77  $ 24.57  $ 26.78  $ 26.81  $ 25.89
Net investment income
(a)
.........................
0 .29  0 .54  0 .40  0 .21  0 .18  0 .30
Net realized and unrealized gain (loss)
(b)
...............
0.02  0.70  0.18  (2.23) (0.03) 0.92
Net increase (decrease) from investment operations ........ 0.31  1.24  0.58  (2.02) 0.15  1.22
Distributions from net investment income
(c)
............ (0.29)
(d)
(0.52) (0.38) (0.19) (0.18) (0.30)
Net asset value, end of period ...................... $ 25.51  $ 25.49  $ 24.77  $ 24.57  $ 26.78  $ 26.81
Total Return
(e)
Based on net asset value .......................... 1.25%
(f)
5.04% 2.34% (7.55)% 0.54% 4.80%
Ratios to Average Net Assets
(g)
Total expen ses .................................
0.18%
(h)
0.18% 0.18% 0.18% 0.18% 0.18%
Net investment income ............................
2.33%
(h)
2.13% 1.60% 0.83% 0.66% 1.13%
Supplemental Data
Net assets, end of period (000) ...................... $ 509,012  $ 493,194  $ 323,233  $ 211,333  $ 123,202  $ 62,997
Portfolio turnover rate
(i)
............................ 4% 5% 5% 2% 2% 0%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
97
Financial Highlights
iShares iBonds Dec 2027 Term Muni Bond ETF
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of period .................
$ 25.24  $ 24.39  $ 24.31  $ 26.87  $ 26.92  $ 25.97
Net investment income
(a)
.........................
0 .31  0 .59  0 .52  0 .32  0 .24  0 .33
Net realized and unrealized gain (loss)
(b)
...............
(0.10) 0.84  0.05  (2.62) (0.05) 0.95
Net increase (decrease) from investment operations ........ 0.21  1.43  0.57  (2.30) 0.19  1.28
Distributions from net investment income
(c)
............ (0.30)
(d)
(0.58) (0.49) (0.26) (0.24) (0.33)
Net asset value, end of period ...................... $ 25.15  $ 25.24  $ 24.39  $ 24.31  $ 26.87  $ 26.92
Total Return
(e)
Based on net asset value .......................... 0.87%
(f)
5.87% 2.34% (8.60)% 0.72% 5.00%
Ratios to Average Net Assets
(g)
Total expen ses .................................
0.18%
(h)
0.18% 0.18% 0.18% 0.18% 0.18%
Net investment income ............................
2.47%
(h)
2.35% 2.06% 1.26% 0.89% 1.24%
Supplemental Data
Net assets, end of period (000) ...................... $ 521,915  $ 479,511  $ 298,791  $ 172,573  $ 61,802  $ 37,687
Portfolio turnover rate
(i)
............................ 3% 3% 3% 0% 0%
(j)
0%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
(j)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Semi-Annual Financial Statements and Additional Information
98
iShares iBonds Dec 2028 Term Muni Bond ETF
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of period .................
$ 25.28  $ 24.28  $ 24.14  $ 27.07  $ 27.12  $ 26.10
Net investment income
(a)
.........................
0 .31  0 .59  0 .49  0 .30  0 .30  0 .36
Net realized and unrealized gain (loss)
(b)
...............
(0.17) 0.98  0.10  (2.94) (0.05) 1.00
Net increase (decrease) from investment operations ........ 0.14  1.57  0.59  (2.64) 0.25  1.36
Distributions from net investment income
(c)
............ (0.30)
(d)
(0.57) (0.45) (0.29) (0.30) (0.34)
Net asset value, end of period ...................... $ 25.12  $ 25.28  $ 24.28  $ 24.14  $ 27.07  $ 27.12
Total Return
(e)
Based on net asset value .......................... 0.58%
(f)
6.51% 2.43% (9.82)% 0.90% 5.26%
Ratios to Average Net Assets
(g)
Total expen ses .................................
0.18%
(h)
0.18% 0.18% 0.18% 0.18% 0.18%
Net investment income ............................
2.49%
(h)
2.34% 1.95% 1.18% 1.08% 1.33%
Supplemental Data
Net assets, end of period (000) ...................... $ 435,891  $ 371,632  $ 228,265  $ 97,758  $ 71,733  $ 51,525
Portfolio turnover rate
(i)
............................ 3% 3% 0%
(j)
0% 0% 0%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
(j)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
99
Financial Highlights
iShares iBonds Dec 2029 Term Muni Bond ETF
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Period from
05/09/23
(a)
to 10/31/23
Net asset value, beginning of period .........................................................
$ 25.07  $ 23.70  $ 25.00
Net investment income
(b)
.................................................................
0 .33  0 .66  0 .29
Net realized and unrealized gain (loss)
(c)
.......................................................
(0.22) 1.32  (1.39)
Net increase (decrease) from investment operations ................................................ 0.11  1.98  (1.10)
Distributions from net investment income
(d)
.................................................... (0.32)
(e)
(0.61) (0.20)
Net asset value, end of period .............................................................. $ 24.86  $ 25.07  $ 23.70
Total Return
(f)
Based on net asset value .................................................................. 0.43%
(g)
8.38% (4.45)%
(g)
Ratios to Average Net Assets
(h)
Total expen ses .........................................................................
0.18%
(i)
0.18% 0.18%
(i)
Net investment income ....................................................................
2.70%
(i)
2.63% 2.47%
(i)
Supplemental Data
Net assets, end of period (000) .............................................................. $ 236,189  $ 146,647  $ 7,109
Portfolio turnover rate
(j)
.................................................................... 1% 0%
(k)
0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
(k)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
2025
iShares Semi-Annual Financial Statements and Additional Information
100
iShares iBonds
Dec 2031 Term
Muni Bond ETF
Period from
03/25/25
(a)
to 04/30/25
(unaudited)
Net asset value, beginning of period .......................................................................................
$ 25.00
Net investment income
(b)
...............................................................................................
0 .07
Net realized and unrealized loss
(c)
.........................................................................................
(0.14)
Net decrease from investment operations ..................................................................................... (0.07)
Net asset value, end of period ............................................................................................ $ 24.93
Total Return
(d)
Based on net asset value ................................................................................................ (0.28)%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .......................................................................................................
0.18%
(g)
Net investment income ..................................................................................................
3.03%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 3,739
Portfolio turnover rate
(h)
.................................................................................................. 0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
101
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures ("ASU 2023-07") during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of operations.
The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker ("CODM") and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
iShares ETF
Diversification
Classification
iBonds Dec 2025 Term Muni Bond ......................................................................................... Diversified
iBonds Dec 2026 Term Muni Bond ......................................................................................... Diversified
iBonds Dec 2027 Term Muni Bond ......................................................................................... Diversified
iBonds Dec 2028 Term Muni Bond ......................................................................................... Diversified
iBonds Dec 2029 Term Muni Bond ......................................................................................... Non-Diversified
iBonds Dec 2031 Term Muni Bond
(a)
........................................................................................ Non-Diversified
(a)
The Fund commenced operations on March 25, 2025.

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
102
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except ( i ) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.18%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.

Notes to Financial Statements
(unaudited) (continued)
103
Notes to Financial Statements
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended April 30, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. Purchases and Sales
For the period ended April 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended April 30, 2025, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of October 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
iBonds Dec 2025 Term Muni Bond .......................................................... $ 3,225,720 $ — $ —
iShares ETF Purchases Sales
iBonds Dec 2025 Term Muni Bond .......................................................................... $ 443,587 $ 117,053,642
iBonds Dec 2026 Term Muni Bond .......................................................................... 43,279,220 19,183,752
iBonds Dec 2027 Term Muni Bond .......................................................................... 61,069,222 13,070,221
iBonds Dec 2028 Term Muni Bond .......................................................................... 77,999,591 10,161,972
iBonds Dec 2029 Term Muni Bond .......................................................................... 93,266,093 1,697,249
iBonds Dec 2031 Term Muni Bond .......................................................................... 3,692,850 —
iShares ETF
In-kind
Sales
iBonds Dec 2026 Term Muni Bond .......................................................................................... $ 6,267,807
iShares ETF
Non-Expiring Capital
Loss Carryforwards
iBonds Dec 2025 Term Muni Bond ......................................................................................... $ (58,672)
iBonds Dec 2026 Term Muni Bond ......................................................................................... (1,397,988)
iBonds Dec 2027 Term Muni Bond ......................................................................................... (531,012)
iBonds Dec 2028 Term Muni Bond ......................................................................................... (302,455)
iBonds Dec 2029 Term Muni Bond ......................................................................................... (2,911)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
iBonds Dec 2025 Term Muni Bond ...................................... $ 448,191,742 $ 15,156 $ (1,215,515) $ (1,200,359)
iBonds Dec 2026 Term Muni Bond ...................................... 507,941,739 270,974 (3,097,176) (2,826,202)
iBonds Dec 2027 Term Muni Bond ...................................... 520,134,748 375,055 (4,216,301) (3,841,246)
iBonds Dec 2028 Term Muni Bond ...................................... 435,460,007 406,361 (5,666,190) (5,259,829)
iBonds Dec 2029 Term Muni Bond ...................................... 236,116,919 201,513 (2,677,291) (2,475,778)
iBonds Dec 2031 Term Muni Bond ...................................... 3,696,742 15,830 (19,388) (3,558)

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
104
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(unaudited) (continued)
105
Notes to Financial Statements
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
04/30/25
Year Ended
10/31/24
iShares ETF Shares Amount Shares Amount
iBonds Dec 2025 Term Muni Bond
Shares sold 200,000 $ 5,339,628 1,550,000 $ 40,812,308
Shares redeemed
(1,550,000) (41,376,365) (3,250,000) (86,218,510)
(1,350,000) $ (36,036,737) (1,700,000) $ (45,406,202)
iBonds Dec 2026 Term Muni Bond
Shares sold 850,000 $ 21,685,378 6,300,000 $ 159,556,731
Shares redeemed
(250,000) (6,386,647) — —
600,000 $ 15,298,731 6,300,000 $ 159,556,731
iBonds Dec 2027 Term Muni Bond
Shares sold 1,750,000 $ 44,091,912 6,750,000 $ 170,037,041
iBonds Dec 2028 Term Muni Bond
Shares sold 2,650,000 $ 66,830,875 5,300,000 $ 134,047,117
iBonds Dec 2029 Term Muni Bond
Shares sold 3,650,000 $ 91,284,236 5,550,000 $ 139,485,060
Period Ended
04/30/25
iShares ETF Shares Amount
iBonds Dec 2031 Term Muni Bond
(a)
Shares sold .......................................................................... 150,000 $ 3,734,991
(a)
The Fund commenced operations on March 25, 2025.

Additional Information
2025
iShares Semi-Annual Financial Statements and Additional Information
106
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
107
Board Review and Approval of Investment Advisory Contract
iShares iBonds Dec 2031 Term Muni Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider the approval of the proposed
Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed
Advisory Agreement. At a meeting held on March 19-20, 2025 the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates;
and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information, or any single factor as determinative, and each Board
Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Agreement are discussed below.
Expenses of the Fund : The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Agreement.
Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Agreement. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA,
BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds.
The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds, and other matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as
BlackRock’s continued investments in its ETF business.
Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement supported the Board’s approval of the Advisory Agreement.
Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates
:
The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Agreement or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.
Economies of Scale: The Board considered information that it had previously received regarding potential economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the
iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory
Agreement for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Agreement.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive character and scope of services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors

Board Review and Approval of Investment Advisory Contract
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
108
beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.
Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the other benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of
BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to
BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that will be provided by BlackRock Investments, LLC (“BRIL”), an affiliate of
BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Agreement.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory
Agreement.

Glossary of Terms Used in these Financial Statements
109
Glossary of Terms Used in these Financial Statements
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AGM-CR AGM Insured Custodial Receipt
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
COP Certificates of Participation
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation Bonds
GTD Guaranteed
HERBIP Higher Education Revenue Bond Intercept Program
LIQ Liquidity Agreement
LOC Letter of Credit
MO Moral Obligation
NPFGC National Public Finance Guarantee Corp.
OK CERF Oklahoma Credit Enhancement Reserve Fund
PSF Permanent School Fund
Q-SBLF Qualified School Bond Loan Fund
RB Revenue Bonds
SAP Subject to Appropriations
SAW State Aid Withholding
SBPA Stand-by-Bond Purchase Agreement
SCH BD RES FD School Board Resolution Fund
SCSDE South Carolina State Department of Education
VRDN Variable Rate Demand Notes

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

April 30, 2025
2025 Semi-Annual
Financial Statements and
Additional Information (Unaudited)
iShares Trust
iShares iBonds Dec 2025 Term Treasury ETF | IBTF | NASDAQ
iShares iBonds Dec 2026 Term Treasury ETF | IBTG | NASDAQ
iShares iBonds Dec 2027 Term Treasury ETF | IBTH | NASDAQ
iShares iBonds Dec 2028 Term Treasury ETF | IBTI | NASDAQ
iShares iBonds Dec 2029 Term Treasury ETF | IBTJ | NASDAQ
iShares iBonds Dec 2030 Term Treasury ETF | IBTK | NASDAQ
iShares iBonds Dec 2031 Term Treasury ETF | IBTL | NASDAQ
iShares iBonds Dec 2032 Term Treasury ETF | IBTM | NASDAQ
iShares iBonds Dec 2033 Term Treasury ETF | IBTO | NASDAQ
iShares iBonds Dec 2035 Term Treasury ETF | IBTQ | NASDAQ
iShares iBonds Dec 2045 Term Treasury ETF | IBGB | NASDAQ
iShares iBonds Dec 2055 Term Treasury ETF | IBGL | NASDAQ

Page
2

Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
iBonds
®
Dec 2025 Term Treasury ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
2.75% , 05/15/25 - 06/30/25 ............ USD 150,188 $ 150,055,559
0.25% , 05/31/25 - 10/31/25 ............ 520,016 514,273,044
2.88% , 05/31/25 - 11/30/25 ............ 321,469 320,501,507
4.25% , 05/31/25 - 10/15/25 ............ 101,255 101,267,341
4.63% , 06/30/25 ................... 66,881 66,915,116
3.00% , 07/15/25 - 10/31/25 ............ 319,564 318,060,388
5.00% , 08/31/25 - 10/31/25 ............ 123,149 123,540,547
3.50% , 09/15/25 ................... 43,567 43,454,679
2.25% , 11/15/25 ................... 98,259 97,262,097
4.50% , 11/15/25 ................... 40,703 40,771,763
0.38% , 11/30/25 ................... 151,411 148,180,798
4.88% , 11/30/25 ................... 79,280 79,618,915
4.00% , 12/15/25
(a)
.................. 48,703 48,692,988
Total Long-Term Investments — 96 .4%
(Cost: $ 2,051,524,024 ) ............................ 2,052,594,742
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 11.9%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30%
(b) (c) (d)
................. 253,230,734 $ 253,230,734
Total Short-Term Securities — 11 .9%
(Cost: $ 253,230,734 ) .............................. 253,230,734
Total Investments — 108 .3%
(Cost: $ 2,304,754,758 ) ............................ 2,305,825,476
Liabilities in Excess of Other Assets — (8.3) % ............. (176,540,485)
Net Assets — 100.0% ...............................
$ 2,129,284,991
(a)
All or a portion of this security is on loan.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(d)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 279,169,795 $ — $ (25,939,061)
(a)
$ — $ — $ 253,230,734 253,230,734 $ 1,460,855
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 2,052,594,742 $ — $ 2,052,594,742
Short-Term Securities
Money Market Funds ...................................... 253,230,734 — — 253,230,734
$ 253,230,734 $ 2,052,594,742 $ — $ 2,305,825,476

2025
iShares Semi-Annual Financial Statements and Additional Informa
Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
iBonds
®
Dec 2026 Term Treasury ETF
4
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
3.88% , 01/15/26 ................... USD 18,959 $ 18,942,878
0.38% , 01/31/26 ................... 86,082 83,771,714
4.00% , 02/15/26 ................... 34,755 34,747,869
0.50% , 02/28/26 ................... 86,711 84,252,318
4.63% , 02/28/26 - 11/15/26 ............ 174,729 176,223,774
0.75% , 03/31/26 - 08/31/26 ............ 359,968 348,358,285
2.25% , 03/31/26 ................... 53,630 52,827,842
4.50% , 03/31/26 ................... 74,425 74,798,287
2.38% , 04/30/26 ................... 4,540 4,472,145
1.63% , 05/15/26 - 11/30/26 ............ 165,636 161,402,518
4.88% , 05/31/26 ................... 43,673 44,123,681
0.88% , 06/30/26 - 09/30/26 ............ 103,686 100,023,698
0.63% , 07/31/26 ................... 24,787 23,834,346
1.88% , 07/31/26 ................... 57,353 56,021,938
1.50% , 08/15/26 ................... 128,791 125,103,352
4.38% , 08/15/26 ................... 49,596 49,960,623
1.38% , 08/31/26 ................... 26,407 25,592,643
3.75% , 08/31/26 ................... 34,737 34,722,074
3.50% , 09/30/26 ................... 33,736 33,623,986
1.13% , 10/31/26 ................... 101,499 97,696,752
4.13% , 10/31/26 ................... 6,524 6,561,207
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
2.00% , 11/15/26 ................... USD 65,812 $ 64,133,572
1.25% , 11/30/26 ................... 94,521 91,002,019
4.25% , 11/30/26 ................... 44,299 44,666,053
Total Long-Term Investments — 98 .7%
(Cost: $ 1,826,802,362 ) ............................ 1,836,863,574
Shares
Shares
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30%
(a) (b)
.................. 14,601,877 14,601,877
Total Short-Term Securities — 0 .8%
(Cost: $ 14,601,877 ) ............................... 14,601,877
Total Investments — 99 .5%
(Cost: $ 1,841,404,239 ) ............................ 1,851,465,451
Other Assets Less Liabilities — 0.5% .................... 9,035,797
Net Assets — 100.0% ...............................
$ 1,860,501,248
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 45,944,828 $ — $ (31,342,951)
(a)
$ — $ — $ 14,601,877 14,601,877 $ 263,542
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 1,836,863,574 $ — $ 1,836,863,574
Short-Term Securities
Money Market Funds ...................................... 14,601,877 — — 14,601,877
$ 14,601,877 $ 1,836,863,574 $ — $ 1,851,465,451

Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
iBonds
®
Dec 2027 Term Treasury ETF
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
4.00% , 01/15/27 - 12/15/27 ............ USD 38,144 $ 38,416,505
1.50% , 01/31/27 ................... 73,326 70,661,722
2.25% , 02/15/27 - 11/15/27 ............ 207,504 201,530,925
4.13% , 02/15/27 - 11/15/27 ............ 163,640 165,633,992
1.88% , 02/28/27 ................... 85,756 83,099,574
4.25% , 03/15/27 ................... 30,927 31,268,888
0.63% , 03/31/27 - 11/30/27 ............ 34,986 32,769,063
2.50% , 03/31/27 ................... 58,474 57,276,914
4.50% , 04/15/27 - 05/15/27 ............ 113,872 115,788,359
0.50% , 04/30/27 - 10/31/27 ............ 260,726 243,436,855
2.75% , 04/30/27 - 07/31/27 ............ 127,935 125,715,383
2.38% , 05/15/27 ................... 62,631 61,121,105
3.25% , 06/30/27 ................... 67,000 66,528,906
3.75% , 08/15/27 ................... 45,742 45,895,665
3.13% , 08/31/27 ................... 23,806 23,557,078
3.38% , 09/15/27 ................... 29,658 29,521,295
0.38% , 09/30/27 ................... 64,520 59,756,610
3.88% , 10/15/27 ................... 27,040 27,218,506
Total Long-Term Investments — 97 .5%
(Cost: $ 1,459,324,865 ) ............................ 1,479,197,345
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30%
(a) (b)
.................. 22,301,590 $ 22,301,590
Total Short-Term Securities — 1 .5%
(Cost: $ 22,301,590 ) ............................... 22,301,590
Total Investments — 99 .0%
(Cost: $ 1,481,626,455 ) ............................ 1,501,498,935
Other Assets Less Liabilities — 1.0% .................... 14,532,964
Net Assets — 100.0% ...............................
$ 1,516,031,899
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 7,396,390 $ 14,905,200
(a)
$ — $ — $ — $ 22,301,590 22,301,590 $ 184,932
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 1,479,197,345 $ — $ 1,479,197,345
Short-Term Securities
Money Market Funds ...................................... 22,301,590 — — 22,301,590
$ 22,301,590 $ 1,479,197,345 $ — $ 1,501,498,935

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
iBonds
®
Dec 2028 Term Treasury ETF
6
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
4.25% , 01/15/28 - 02/15/28 ............ USD 92,756 $ 94,331,202
0.75% , 01/31/28 ................... 58,746 54,413,204
3.50% , 01/31/28 - 04/30/28 ............ 32,982 32,902,904
2.75% , 02/15/28 ................... 50,929 49,801,100
1.13% , 02/29/28 - 08/31/28 ............ 87,748 81,451,471
4.00% , 02/29/28 ................... 37,773 38,180,038
1.25% , 03/31/28 - 09/30/28 ............ 213,375 198,446,143
3.63% , 03/31/28 ................... 17,365 17,387,184
2.88% , 05/15/28 - 08/15/28 ............ 162,848 159,325,663
1.00% , 07/31/28 ................... 54,552 50,224,342
4.38% , 08/31/28 - 11/30/28 ............ 49,635 50,841,343
4.63% , 09/30/28 ................... 9,586 9,894,485
1.38% , 10/31/28 ................... 40,321 37,363,076
4.88% , 10/31/28 ................... 12,001 12,485,781
3.13% , 11/15/28 ................... 53,262 52,373,311
1.50% , 11/30/28 ................... 51,386 47,732,777
Total Long-Term Investments — 98 .3%
(Cost: $ 970,022,900 ) .............................. 987,154,024
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30%
(a) (b)
.................. 7,223,574 $ 7,223,574
Total Short-Term Securities — 0 .7%
(Cost: $ 7,223,574 ) ............................... 7,223,574
Total Investments — 99 .0%
(Cost: $ 977,246,474 ) .............................. 994,377,598
Other Assets Less Liabilities — 1.0% .................... 9,599,127
Net Assets — 100.0% ...............................
$ 1,003,976,725
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 7,980,302 $ — $ (756,728)
(a)
$ — $ — $ 7,223,574 7,223,574 $ 157,069
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 987,154,024 $ — $ 987,154,024
Short-Term Securities
Money Market Funds ...................................... 7,223,574 — — 7,223,574
$ 7,223,574 $ 987,154,024 $ — $ 994,377,598

Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
iBonds
®
Dec 2029 Term Treasury ETF
Schedules of Investments
7
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
1.75% , 01/31/29 - 11/15/29 ............ USD 67,779 $ 62,989,139
4.00% , 01/31/29 - 10/31/29 ............ 85,589 86,646,897
2.63% , 02/15/29 - 07/31/29 ............ 84,021 80,813,267
1.88% , 02/28/29 ................... 31,652 29,661,199
4.25% , 02/28/29 - 06/30/29 ............ 38,484 39,302,819
2.38% , 03/31/29 - 05/15/29 ............ 46,640 44,440,853
4.13% , 03/31/29 - 11/30/29 ............ 45,619 46,432,086
2.88% , 04/30/29 ................... 41,137 39,944,670
4.63% , 04/30/29 ................... 1,727 1,788,394
2.75% , 05/31/29 ................... 34,886 33,683,972
4.50% , 05/31/29 ................... 1,470 1,515,880
3.25% , 06/30/29 ................... 34,426 33,869,365
1.63% , 08/15/29 ................... 28,885 26,597,618
3.13% , 08/31/29 ................... 36,599 35,785,237
3.63% , 08/31/29 ................... 25,157 25,101,470
3.50% , 09/30/29 ................... 17,977 17,838,165
3.88% , 09/30/29 - 11/30/29 ............ 38,514 38,796,776
Total Long-Term Investments — 98 .3%
(Cost: $ 632,157,325 ) .............................. 645,207,807
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30%
(a) (b)
.................. 6,380,658 $ 6,380,658
Total Short-Term Securities — 1 .0%
(Cost: $ 6,380,658 ) ............................... 6,380,658
Total Investments — 99 .3%
(Cost: $ 638,537,983 ) .............................. 651,588,465
Other Assets Less Liabilities — 0.7% .................... 4,734,213
Net Assets — 100.0% ...............................
$ 656,322,678
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 13,525,211 $ — $ (7,144,553)
(a)
$ — $ — $ 6,380,658 6,380,658 $ 86,336
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 645,207,807 $ — $ 645,207,807
Short-Term Securities
Money Market Funds ...................................... 6,380,658 — — 6,380,658
$ 6,380,658 $ 645,207,807 $ — $ 651,588,465

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
iBonds
®
Dec 2030 Term Treasury ETF
8
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
3.50% , 01/31/30 - 04/30/30 ............ USD 18,347 $ 18,154,171
4.25% , 01/31/30 ................... 24,560 25,133,054
1.50% , 02/15/30 ................... 36,906 33,353,798
4.00% , 02/28/30 - 07/31/30 ............ 65,407 66,233,924
3.63% , 03/31/30 ................... 19,538 19,447,577
3.88% , 04/30/30 ................... 19,500 19,638,633
0.63% , 05/15/30 - 08/15/30 ............ 95,339 81,435,796
3.75% , 05/31/30 - 06/30/30 ............ 39,598 39,608,074
4.13% , 08/31/30 ................... 19,105 19,428,686
4.63% , 09/30/30 ................... 22,750 23,682,633
4.88% , 10/31/30 ................... 16,199 17,061,470
0.88% , 11/15/30 ................... 50,795 43,455,434
4.38% , 11/30/30 ................... 18,250 18,771,425
Total Long-Term Investments — 98 .2%
(Cost: $ 415,989,046 ) .............................. 425,404,675
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30%
(a) (b)
.................. 5,194,288 $ 5,194,288
Total Short-Term Securities — 1 .2%
(Cost: $ 5,194,288 ) ............................... 5,194,288
Total Investments — 99 .4%
(Cost: $ 421,183,334 ) .............................. 430,598,963
Other Assets Less Liabilities — 0.6% .................... 2,629,395
Net Assets — 100.0% ...............................
$ 433,228,358
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 3,296,134 $ 1,898,154
(a)
$ — $ — $ — $ 5,194,288 5,194,288 $ 79,228
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 425,404,675 $ — $ 425,404,675
Short-Term Securities
Money Market Funds ...................................... 5,194,288 — — 5,194,288
$ 5,194,288 $ 425,404,675 $ — $ 430,598,963

Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
iBonds
®
Dec 2031 Term Treasury ETF
Schedules of Investments
9
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds , 5.38% , 02/15/31 ...... USD 830 $ 896,735
U.S. Treasury Notes
4.00% , 01/31/31 ................... 19,327 19,501,295
1.13% , 02/15/31 ................... 47,834 41,264,385
4.25% , 02/28/31 - 06/30/31 ............ 25,943 26,501,081
4.13% , 03/31/31 - 11/30/31 ............ 54,493 55,248,027
4.63% , 04/30/31 - 05/31/31 ............ 32,967 34,326,923
1.63% , 05/15/31 ................... 59,903 52,759,276
1.25% , 08/15/31 ................... 69,559 59,412,911
3.75% , 08/31/31 ................... 7,847 7,786,092
3.63% , 09/30/31 ................... 7,335 7,223,336
1.38% , 11/15/31 ................... 68,304 58,370,400
Total Long-Term Investments — 98 .0%
(Cost: $ 355,070,195 ) .............................. 363,290,461
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30%
(a) (b)
.................. 5,133,927 $ 5,133,927
Total Short-Term Securities — 1 .4%
(Cost: $ 5,133,927 ) ............................... 5,133,927
Total Investments — 99 .4%
(Cost: $ 360,204,122 ) .............................. 368,424,388
Other Assets Less Liabilities — 0.6% .................... 2,203,042
Net Assets — 100.0% ...............................
$ 370,627,430
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 3,324,652 $ 1,809,275
(a)
$ — $ — $ — $ 5,133,927 5,133,927 $ 90,859
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 363,290,461 $ — $ 363,290,461
Short-Term Securities
Money Market Funds ...................................... 5,133,927 — — 5,133,927
$ 5,133,927 $ 363,290,461 $ — $ 368,424,388

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
iBonds
®
Dec 2032 Term Treasury ETF
10
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
4.38% , 01/31/32 ................... USD 31,673 $ 32,516,686
1.88% , 02/15/32 ................... 59,645 52,368,864
4.13% , 02/29/32 - 11/15/32 ............ 102,851 103,939,293
4.00% , 04/30/32 ................... 9,175 9,215,442
2.88% , 05/15/32 ................... 60,622 56,646,142
2.75% , 08/15/32 ................... 67,206 62,063,166
Total Long-Term Investments — 98 .4%
(Cost: $ 311,788,089 ) .............................. 316,749,593
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30%
(a) (b)
.................. 110,707 $ 110,707
Total Short-Term Securities — 0.0%
(Cost: $ 110,707 ) ................................. 110,707
Total Investments — 98 .4%
(Cost: $ 311,898,796 ) .............................. 316,860,300
Other Assets Less Liabilities — 1.6% .................... 5,128,862
Net Assets — 100.0% ...............................
$ 321,989,162
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 15,782 $ 94,925
(a)
$ — $ — $ — $ 110,707 110,707 $ 10,988
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 316,749,593 $ — $ 316,749,593
Short-Term Securities
Money Market Funds ...................................... 110,707 — — 110,707
$ 110,707 $ 316,749,593 $ — $ 316,860,300

Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
iBonds
®
Dec 2033 Term Treasury ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
3.50% , 02/15/33 ................... USD 78,394 $ 75,738,726
3.38% , 05/15/33 ................... 79,640 76,049,692
3.88% , 08/15/33 ................... 86,390 85,296,429
4.50% , 11/15/33 ................... 91,113 93,910,041
Total Long-Term Investments — 98 .4%
(Cost: $ 323,858,111 ) .............................. 330,994,888
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30%
(a) (b)
.................. 37,024 $ 37,024
Total Short-Term Securities — 0.0%
(Cost: $ 37,024 ) ................................. 37,024
Total Investments — 98 .4%
(Cost: $ 323,895,135 ) .............................. 331,031,912
Other Assets Less Liabilities — 1.6% .................... 5,515,705
Net Assets — 100.0% ...............................
$ 336,547,617
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 22,175 $ 14,849
(a)
$ — $ — $ — $ 37,024 37,024 $ 13,294
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 330,994,888 $ — $ 330,994,888
Short-Term Securities
Money Market Funds ...................................... 37,024 — — 37,024
$ 37,024 $ 330,994,888 $ — $ 331,031,912

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
iBonds
®
Dec 2035 Term Treasury ETF
12
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes , 4.63% , 02/15/35 ....... USD 3,626 $ 3,761,768
Total Long-Term Investments — 98 .7%
(Cost: $ 3,729,050 ) ............................... 3,761,768
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30%
(a) (b)
.................. 148 $ 148
Total Short-Term Securities — 0.0%
(Cost: $ 148 ) .................................... 148
Total Investments — 98 .7%
(Cost: $ 3,729,198 ) ............................... 3,761,916
Other Assets Less Liabilities — 1.3% .................... 51,182
Net Assets — 100.0% ...............................
$ 3,813,098
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
03/25/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ — $ 148
(a)
$ — $ — $ — $ 148 148 $ 1
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 3,761,768 $ — $ 3,761,768
Short-Term Securities
Money Market Funds ...................................... 148 — — 148
$ 148 $ 3,761,768 $ — $ 3,761,916

Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
iBonds
®
Dec 2045 Term Treasury ETF
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
2.50% , 02/15/45 ................... USD 915 $ 650,116
4.75% , 02/15/45 ................... 793 798,452
3.00% , 05/15/45 - 11/15/45 ............ 1,957 1,509,573
2.88% , 08/15/45 ................... 953 719,436
Total Long-Term Investments — 97 .8%
(Cost: $ 3,711,456 ) ............................... 3,677,577
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30%
(a) (b)
.................. 2,613 $ 2,613
Total Short-Term Securities — 0 .1%
(Cost: $ 2,613 ) .................................. 2,613
Total Investments — 97 .9%
(Cost: $ 3,714,069 ) ............................... 3,680,190
Other Assets Less Liabilities — 2.1% .................... 77,357
Net Assets — 100.0% ...............................
$ 3,757,547
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
03/25/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ — $ 2,613
(a)
$ — $ — $ — $ 2,613 2,613 $ 10
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 3,677,577 $ — $ 3,677,577
Short-Term Securities
Money Market Funds ...................................... 2,613 — — 2,613
$ 2,613 $ 3,677,577 $ — $ 3,680,190

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
iBonds
®
Dec 2055 Term Treasury ETF
14
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds , 4.63% , 02/15/55 ...... USD 3,735 $ 3,696,196
Total Long-Term Investments — 98 .6%
(Cost: $ 3,674,436 ) ............................... 3,696,196
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30%
(a) (b)
.................. 652 $ 652
Total Short-Term Securities — 0.0%
(Cost: $ 652 ) .................................... 652
Total Investments — 98 .6%
(Cost: $ 3,675,088 ) ............................... 3,696,848
Other Assets Less Liabilities — 1.4% .................... 50,596
Net Assets — 100.0% ...............................
$ 3,747,444
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
03/25/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ — $ 652
(a)
$ — $ — $ — $ 652 652 $ 2
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 3,696,196 $ — $ 3,696,196
Short-Term Securities
Money Market Funds ...................................... 652 — — 652
$ 652 $ 3,696,196 $ — $ 3,696,848

Statements of Assets and Liabilities
(unaudited)

April 30, 2025
15
Statements of Assets and Liabilities
See notes to financial statements.
iShares iBonds
Dec 2025 Term
Treasury ETF
iShares iBonds
Dec 2026 Term
Treasury ETF
iShares iBonds
Dec 2027 Term
Treasury ETF
iShares iBonds
Dec 2028 Term
Treasury ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 2,052,594,742 $ 1,836,863,574 $ 1,479,197,345 $ 987,154,024
Investments, at value — affiliated
(c)
............................................ 253,230,734 14,601,877 22,301,590 7,223,574
Cash ............................................................... — — 759 3,730
Receivables: – – – –
Investment s sold ...................................................... — — 6,664,539 7,983,033
Securities lending income — affiliated ........................................ 15,816 1,061 — —
Capital shares sold ..................................................... — 68,153 — 26,230
Dividends — affiliated ................................................... 365,390 49,624 70,012 23,590
Interest — unaffiliated ................................................... 11,552,275 9,021,601 7,882,593 6,342,375
Total a ssets ...........................................................
2,317,758,957 1,860,605,890 1,516,116,838 1,008,756,556
LIABILITIES
Collateral on securities loaned ............................................... 49,930,367 — — —
Payables: – – – –
Investments purchased .................................................. 138,089,225 — — 4,723,589
Capital shares redeemed ................................................. 336,712 — — —
Investment advisory fees ................................................. 117,662 104,642 84,939 56,242
Total li abilities ..........................................................
188,473,966 104,642 84,939 4,779,831
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 2,129,284,991 $ 1,860,501,248 $ 1,516,031,899 $ 1,003,976,725
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 2,126,866,407 $ 1,851,603,925 $ 1,496,084,614 $ 987,136,892
Accumulated earnings .................................................... 2,418,584 8,897,323 19,947,285 16,839,833
NET ASSETS ..........................................................
$ 2,129,284,991 $ 1,860,501,248 $ 1,516,031,899 $ 1,003,976,725
NET ASSET VALUE
Shares outstanding ......................................................
91,100,000 81,000,000 67,200,000 44,750,000
Net asset value .........................................................
$ 23.37 $ 22.97 $ 22.56 $ 22.44
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 2,051,524,024 $ 1,826,802,362 $ 1,459,324,865 $ 970,022,900
(b)
  Securities loaned, at value ............................................ $ 48,232,445 $ — $ — $ —
(c)
  Investments, at cost — affiliated ......................................... $ 253,230,734 $ 14,601,877 $ 22,301,590 $ 7,223,574

Statements of Assets and Liabilities
(unaudited) (continued)
April 30, 2025
2025
iShares Semi-Annual Financial Statements and Additional Information
16
See notes to financial statements.
iShares iBonds
Dec 2029 Term
Treasury ETF
iShares iBonds
Dec 2030 Term
Treasury ETF
iShares iBonds
Dec 2031 Term
Treasury ETF
iShares iBonds
Dec 2032 Term
Treasury ETF
ASSETS
Investments, at value — unaffiliated
(a)
.......................................... $ 645,207,807 $ 425,404,675 $ 363,290,461 $ 316,749,593
Investments, at value — affiliated
(c)
............................................ 6,380,658 5,194,288 5,133,927 110,707
Receivables: – – – –
Investment s sold ...................................................... 5,076,662 19,906,297 9,401,503 20,440,021
Securities lending income — affiliated ........................................ — 2,855 — —
Capital shares sold ..................................................... — 12,447 — —
Dividends — affiliated ................................................... 16,992 15,472 15,532 756
Interest — unaffiliated ................................................... 4,039,367 2,354,824 2,017,355 3,376,637
Total a ssets ...........................................................
660,721,486 452,890,858 379,858,778 340,677,714
LIABILITIES
Payables: – – – –
Investments purchased .................................................. 4,362,198 19,639,031 9,210,780 18,670,477
Investment advisory fees ................................................. 36,610 23,469 20,568 18,075
Total li abilities ..........................................................
4,398,808 19,662,500 9,231,348 18,688,552
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 656,322,678 $ 433,228,358 $ 370,627,430 $ 321,989,162
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 645,774,350 $ 432,222,803 $ 366,654,894 $ 319,387,394
Accumulated earnings .................................................... 10,548,328 1,005,555 3,972,536 2,601,768
NET ASSETS ..........................................................
$ 656,322,678 $ 433,228,358 $ 370,627,430 $ 321,989,162
NET ASSET VALUE
Shares outstanding ......................................................
29,850,000 21,800,000 18,050,000 13,950,000
Net asset value .........................................................
$ 21.99 $ 19.87 $ 20.53 $ 23.08
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 632,157,325 $ 415,989,046 $ 355,070,195 $ 311,788,089
(c)
  Investments, at cost — affiliated ......................................... $ 6,380,658 $ 5,194,288 $ 5,133,927 $ 110,707

Statements of Assets and Liabilities
(unaudited) (continued)
April 30, 2025
17
Statements of Assets and Liabilities
See notes to financial statements.
iShares iBonds
Dec 2033 Term
Treasury ETF
iShares iBonds
Dec 2035 Term
Treasury ETF
iShares iBonds
Dec 2045 Term
Treasury ETF
iShares iBonds
Dec 2055 Term
Treasury ETF
ASSETS
Investments, at value — unaffiliated
(a)
.......................................... $ 330,994,888 $ 3,761,768 $ 3,677,577 $ 3,696,196
Investments, at value — affiliated
(c)
............................................ 37,024 148 2,613 652
Receivables: – – – –
Investment s sold ...................................................... 1,123,708 16,499 98,031 14,846
Dividends — affiliated ................................................... 544 1 9 2
Interest — unaffiliated ................................................... 4,410,577 34,894 45,487 35,936
Total a ssets ...........................................................
336,566,741 3,813,310 3,823,717 3,747,632
LIABILITIES
Payables: – – – –
Investments purchased .................................................. — — 65,961 —
Investment advisory fees ................................................. 19,124 212 209 188
Total li abilities ..........................................................
19,124 212 66,170 188
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 336,547,617 $ 3,813,098 $ 3,757,547 $ 3,747,444
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 327,960,271 $ 3,765,715 $ 3,775,543 $ 3,711,285
Accumulated earnings (loss) ................................................ 8,587,346 47,383 (17,996) 36,159
NET ASSETS ..........................................................
$ 336,547,617 $ 3,813,098 $ 3,757,547 $ 3,747,444
NET ASSET VALUE
Shares outstanding ......................................................
13,700,000 150,000 150,000 150,000
Net asset value .........................................................
$ 24.57 $ 25.42 $ 25.05 $ 24.98
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 323,858,111 $ 3,729,050 $ 3,711,456 $ 3,674,436
(c)
  Investments, at cost — affiliated ......................................... $ 37,024 $ 148 $ 2,613 $ 652

Statements of Operations
(unaudited)
Six Months Ended April 30, 2025
2025
iShares Semi-Annual Financial Statements and Additional Information
18
iShares iBonds
Dec 2025 Term
Treasury ETF
iShares iBonds
Dec 2026 Term
Treasury ETF
iShares iBonds
Dec 2027 Term
Treasury ETF
iShares iBonds
Dec 2028 Term
Treasury ETF
INVESTMENT INCOME – – – –
Dividends — affiliated ............................................. $ 1,237,557 $ 261,497 $ 184,851 $ 157,069
Interest — unaffiliated ............................................. 45,078,705 34,708,399 27,019,297 17,736,857
Securities lending income — affiliated — net ............................. 223,298 2,045 81 —
Total investment income .............................................
46,539,560 34,971,941 27,204,229 17,893,926
EXPENSES
Investment advisory .............................................. 754,770 579,144 455,567 304,053
Interest expense ................................................ 609 — — —
Total e xpenses ...................................................
755,379 579,144 455,567 304,053
Less: – – – –
Investment advisory fees waived ..................................... (25,264) (5,358) (3,785) (3,218)
Total ex penses after fees waived .......................................
730,115 573,786 451,782 300,835
Net investment income ..............................................
45,809,445 34,398,155 26,752,447 17,593,091
REALIZED AND UNREALIZED GAIN (LOSS) $ 1,175,187 $ 7,766,646 $ 16,876,997 $ 17,081,366
Net realized gain (loss) from:
Investments — unaffiliated ....................................... $ 380,363 $ (99,209) $ (298,017) $ (1,126,741)
In-kind redemptions — unaffiliated
(a)
................................. 689,787 921,480 973,611 800,587
1,070,150 822,271 675,594 (326,154)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ....................................... 105,037 6,944,377 16,201,402 17,407,521
Net realized and unrealized gain .......................................
1,175,187 7,766,648 16,876,996 17,081,367
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ 46,984,632 $ 42,164,803 $ 43,629,443 $ 34,674,458
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended April 30, 2025
19
Statements of Operations
iShares iBonds
Dec 2029 Term
Treasury ETF
iShares iBonds
Dec 2030 Term
Treasury ETF
iShares iBonds
Dec 2031 Term
Treasury ETF
iShares iBonds
Dec 2032 Term
Treasury ETF
INVESTMENT INCOME – – – –
Dividends — affiliated ............................................. $ 84,702 $ 76,373 $ 90,859 $ 10,988
Interest — unaffiliated ............................................. 10,449,338 6,878,363 6,026,610 5,565,208
Securities lending income — affiliated — net ............................. 1,634 2,855 — —
Total investment income .............................................
10,535,674 6,957,591 6,117,469 5,576,196
EXPENSES
Investment advisory .............................................. 178,083 118,235 100,570 94,884
Total e xpenses ...................................................
178,083 118,235 100,570 94,884
Less: – – – –
Investment advisory fees waived ..................................... (1,735) (1,565) (1,856) (220)
Total ex penses after fees waived .......................................
176,348 116,670 98,714 94,664
Net investment income ..............................................
10,359,326 6,840,921 6,018,755 5,481,532
REALIZED AND UNREALIZED GAIN (LOSS) $ 13,247,950 $ 9,143,742 $ 7,635,669 $ 6,103,392
Net realized gain (loss) from:
Investments — unaffiliated ....................................... $ (171,152) $ (1,957,232) $ (752,200) $ (3,082,928)
In-kind redemptions — unaffiliated
(a)
................................. 254,517 103,518 286,172 294,390
83,365 (1,853,714) (466,028) (2,788,538)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ....................................... 13,164,584 10,997,457 8,101,696 8,891,929
Net realized and unrealized gain .......................................
13,247,949 9,143,743 7,635,668 6,103,391
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ 23,607,275 $ 15,984,664 $ 13,654,423 $ 11,584,923
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended April 30, 2025
2025
iShares Semi-Annual Financial Statements and Additional Information
20
iShares iBonds
Dec 2033 Term
Treasury ETF
iShares iBonds
Dec 2035 Term
Treasury ETF
(a)
iShares iBonds
Dec 2045 Term
Treasury ETF
(a)
iShares iBonds
Dec 2055 Term
Treasury ETF
(a)
INVESTMENT INCOME – – – –
Dividends — affiliated ............................................. $ 13,294 $ 1 $ 10 $ 2
Interest — unaffiliated ............................................. 6,180,150 14,884 16,214 14,694
Total investment income .............................................
6,193,444 14,885 16,224 14,696
EXPENSES
Investment advisory .............................................. 99,922 241 238 216
Total e xpenses ...................................................
99,922 241 238 216
Less: – – – –
Investment advisory fees waived ..................................... (267) — — —
Total ex penses after fees waived .......................................
99,655 241 238 216
Net investment income ..............................................
6,093,789 14,644 15,986 14,480
REALIZED AND UNREALIZED GAIN (LOSS) $ 6,171,277 $ 32,739 $ (33,981) $ 21,679
Net realized gain (loss) from:
Investments — unaffiliated ....................................... $ (91,140) $ 21 $ (103) $ (81)
In-kind redemptions — unaffiliated
(b)
................................. 749,864 — — —
658,724 21 (103) (81)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ....................................... 5,512,553 32,718 (33,879) 21,760
Net realized and unrealized gain (loss) ...................................
6,171,277 32,739 (33,982) 21,679
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....
$ 12,265,066 $ 47,383 $ (17,996) $ 36,159
(a)
For the period from March 25, 2025 (commencement of operations) to April 30, 2025.
(b)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets
21
Statements of Changes in Net Assets
See notes to financial statements.
iShares iBonds Dec 2025 Term Treasury ETF iShares iBonds Dec 2026 Term Treasury ETF
Six Months Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Six Months Ended
04/30/25
(unaudited)
Year Ended
10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 45,809,445 $ 92,192,703 $ 34,398,155 $ 43,100,552
Net realized gain (loss) ............................................ 1,070,150 1,262,217 822,271 (975,460)
Net change in unrealized appreciation (depreciation) ........................ 105,037 21,175,444 6,944,377 12,599,359
Net increase in net assets resulting from operations ...........................
46,984,632 114,630,364 42,164,803 54,724,451
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(45,803,064)
(b)
(90,434,723) (33,002,595)
(b)
(39,559,022)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
66,263,557 505,132,924 434,483,959 932,915,326
NET ASSETS
Total increase in net assets ........................................... 67,445,125 529,328,565 443,646,167 948,080,755
Beginning of period ................................................
2,061,839,866 1,532,511,301 1,416,855,081 468,774,326
End of period ....................................................
$ 2,129,284,991 $ 2,061,839,866 $ 1,860,501,248 $ 1,416,855,081
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
22
See notes to financial statements.
iShares iBonds Dec 2027 Term Treasury ETF iShares iBonds Dec 2028 Term Treasury ETF
Six Months Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Six Months Ended
04/30/25
(unaudited)
Year Ended
10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 26,752,447 $ 32,002,165 $ 17,593,091 $ 19,610,802
Net realized gain (loss) ............................................ 675,594 (1,998,741) (326,154) (455,287)
Net change in unrealized appreciation (depreciation) ........................ 16,201,402 11,808,147 17,407,521 6,959,277
Net increase in net assets resulting from operations ...........................
43,629,443 41,811,571 34,674,458 26,114,792
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(25,070,157)
(b)
(29,297,968) (16,509,158)
(b)
(17,883,283)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
444,224,606 760,599,626 275,541,808 503,427,866
NET ASSETS
Total increase in net assets ........................................... 462,783,892 773,113,229 293,707,108 511,659,375
Beginning of period ................................................
1,053,248,007 280,134,778 710,269,617 198,610,242
End of period ....................................................
$ 1,516,031,899 $ 1,053,248,007 $ 1,003,976,725 $ 710,269,617
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
23
Statements of Changes in Net Assets
See notes to financial statements.
iShares iBonds Dec 2029 Term Treasury ETF iShares iBonds Dec 2030 Term Treasury ETF
Six Months Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Six Months Ended
04/30/25
(unaudited)
Year Ended
10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 10,359,326 $ 9,946,087 $ 6,840,921 $ 8,913,610
Net realized gain (loss) ............................................ 83,365 (545,476) (1,853,714) (1,180,891)
Net change in unrealized appreciation (depreciation) ........................ 13,164,584 4,617,446 10,997,457 7,743,967
Net increase in net assets resulting from operations ...........................
23,607,275 14,018,057 15,984,664 15,476,686
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(9,407,665)
(b)
(9,100,965) (6,371,559)
(b)
(8,484,640)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
274,514,712 243,481,667 140,547,432 127,347,060
NET ASSETS
Total increase in net assets ........................................... 288,714,322 248,398,759 150,160,537 134,339,106
Beginning of period ................................................
367,608,356 119,209,597 283,067,821 148,728,715
End of period ....................................................
$ 656,322,678 $ 367,608,356 $ 433,228,358 $ 283,067,821
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
24
See notes to financial statements.
iShares iBonds Dec 2031 Term Treasury ETF iShares iBonds Dec 2032 Term Treasury ETF
Six Months Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Six Months Ended
04/30/25
(unaudited)
Year Ended
10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 6,018,755 $ 7,415,778 $ 5,481,532 $ 7,829,673
Net realized gain (loss) ............................................ (466,028) (3,903,371) (2,788,538) 874,774
Net change in unrealized appreciation (depreciation) ........................ 8,101,696 9,993,535 8,891,929 5,858,580
Net increase in net assets resulting from operations ...........................
13,654,423 13,505,942 11,584,923 14,563,027
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(5,617,066)
(b)
(6,989,881) (5,241,121)
(b)
(7,461,930)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
122,077,995 116,132,166 65,449,405 107,801,827
NET ASSETS
Total increase in net assets ........................................... 130,115,352 122,648,227 71,793,207 114,902,924
Beginning of period ................................................
240,512,078 117,863,851 250,195,955 135,293,031
End of period ....................................................
$ 370,627,430 $ 240,512,078 $ 321,989,162 $ 250,195,955
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
25
Statements of Changes in Net Assets
See notes to financial statements.
iShares iBonds Dec 2033 Term Treasury ETF
iShares iBonds Dec
2035 Term Treasury
ETF
Six Months Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Period from
03/25/25
(a)
to 04/30/25
(unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................. $ 6,093,789 $ 7,079,433 $ 14,644
Net realized gain ................................................................. 658,724 688,684 21
Net change in unrealized appreciation (depreciation) ......................................... 5,512,553 3,114,260 32,718
Net increase in net assets resulting from operations ............................................
12,265,066 10,882,377 47,383
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ..................................
(5,690,022)
(c)
(6,547,511) —
CAPITAL SHARE TRANSACTIONS
$ – $ – $ –
Net increase in net assets derived from capital share transactions ..................................
114,687,525 142,006,206 3,765,715
NET ASSETS
Total increase in net assets ............................................................ 121,262,569 146,341,072 3,813,098
Beginning of period .................................................................
215,285,048 68,943,976 —
End of period .....................................................................
$ 336,547,617 $ 215,285,048 $ 3,813,098
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
26
See notes to financial statements.
iShares iBonds Dec
2045 Term Treasury
ETF
iShares iBonds Dec
2055 Term Treasury
ETF
Period from
03/25/25
(a)
to 04/30/25
(unaudited)
Period from
03/25/25
(a)
to 04/30/25
(unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 15,986 $ 14,480
Net realized loss .................................................................................. (103) (81)
Net change in unrealized appreciation (depreciation) .......................................................... (33,879) 21,760
Net increase (decrease) in net assets resulting from operations .....................................................
(17,996) 36,159
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net increase in net assets derived from capital share transactions ...................................................
3,775,543 3,711,285
NET ASSETS
Total increase in net assets ............................................................................. 3,757,547 3,747,444
Beginning of period ..................................................................................
— —
End of period ......................................................................................
$ 3,757,547 $ 3,747,444
(a)
Commencement of operations.

Financial Highlights
(For a share outstanding throughout each period)
27
Financial Highlights
iShares iBonds Dec 2025 Term Treasury ETF
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Period from
02/25/20
(a)
to 10/31/20
Net asset value, beginning of period ...............
$ 23.36  $ 23.08  $ 23.21  $ 25.44  $ 26.07  $ 25.07
Net investment income
(b)
.......................
0 .49  1 .01  0 .96  0 .55  0 .15  0 .13
Net realized and unrealized gain (loss)
(c)
.............
0.01  0.28  (0.21) (2.48) (0.62) 0.97
Net increase (decrease) from investment operations ...... 0.50  1.29  0.75  (1.93) (0.47) 1.10
Distributions from net investment income
(d)
.......... (0.49)
(e)
(1.01) (0.88) (0.30) (0.16) (0.10)
Net asset value, end of period .................... $ 23.37  $ 23.36  $ 23.08  $ 23.21  $ 25.44  $ 26.07
Total Return
(f)
Based on net asset value ........................ 2.19%
(g)
5.71% 3.28% (7.64)% (1.83)% 4.39%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ...............................
0.07%
(i)
0.07% 0.07% 0.07% 0.07% 0.07%
(i)
Total expenses after fees waived ...................
0.07%
(i)
0.07% 0.07% 0.07% 0.07% 0.07%
(i)
Net investment income ..........................
4.25%
(i)
4.36% 4.12% 2.30% 0.58% 0.71%
(i)
Supplemental Data
Net assets, end of period (000) .................... $ 2,129,285  $ 2,061,840  $ 1,532,511  $ 338,810  $ 21,623  $ 15,642
Portfolio turnover rate
(j)
.......................... 0% 1% 15% 63% 15% 2%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Semi-Annual Financial Statements and Additional Information
28
iShares iBonds Dec 2026 Term Treasury ETF
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Period from
02/25/20
(a)
to 10/31/20
Net asset value, beginning of period ...............
$ 22.87  $ 22.43  $ 22.53  $ 25.33  $ 26.15  $ 25.02
Net investment income
(b)
.......................
0 .47  0 .96  0 .85  0 .50  0 .16  0 .12
Net realized and unrealized gain (loss)
(c)
.............
0.09  0.39  (0.17) (2.95) (0.82) 1.11
Net increase (decrease) from investment operations ...... 0.56  1.35  0.68  (2.45) (0.66) 1.23
Distributions from net investment income
(d)
.......... (0.46)
(e)
(0.91) (0.78) (0.35) (0.16) (0.10)
Net asset value, end of period .................... $ 22.97  $ 22.87  $ 22.43  $ 22.53  $ 25.33  $ 26.15
Total Return
(f)
Based on net asset value ........................ 2.49%
(g)
6.12% 3.01% (9.70)% (2.55)% 4.90%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ...............................
0.07%
(i)
0.07% 0.07% 0.07% 0.07% 0.07%
(i)
Total expenses after fees waived ...................
0.07%
(i)
0.07% 0.07% 0.07% 0.07% 0.07%
(i)
Net investment income ..........................
4.16%
(i)
4.21% 3.76% 2.11% 0.62% 0.69%
(i)
Supplemental Data
Net assets, end of period (000) .................... $ 1,860,501  $ 1,416,855  $ 468,774  $ 121,681  $ 16,462  $ 22,230
Portfolio turnover rate
(j)
.......................... 2% 16% 29% 76% 41% 5%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
29
Financial Highlights
iShares iBonds Dec 2027 Term Treasury ETF
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Period from
02/25/20
(a)
to 10/31/20
Net asset value, beginning of period ...............
$ 22.31  $ 21.72  $ 22.02  $ 25.15  $ 26.19  $ 25.05
Net investment income
(b)
.......................
0 .45  0 .91  0 .85  0 .45  0 .20  0 .12
Net realized and unrealized gain (loss)
(c)
.............
0.24  0.54  (0.37) (3.24) (1.06) 1.11
Net increase (decrease) from investment operations ...... 0.69  1.45  0.48  (2.79) (0.86) 1.23
Distributions from net investment income
(d)
.......... (0.44)
(e)
(0.86) (0.78) (0.34) (0.18) (0.09)
Net asset value, end of period .................... $ 22.56  $ 22.31  $ 21.72  $ 22.02  $ 25.15  $ 26.19
Total Return
(f)
Based on net asset value ........................ 3.14%
(g)
6.84% 2.13% (11.18)% (3.31)% 4.92%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ...............................
0.07%
(i)
0.07% 0.07% 0.07% 0.07% 0.07%
(i)
Total expenses after fees waived ...................
0.07%
(i)
0.07% 0.07% 0.07% 0.07% 0.07%
(i)
Net investment income ..........................
4.11%
(i)
4.11% 3.82% 1.92% 0.78% 0.66%
(i)
Supplemental Data
Net assets, end of period (000) .................... $ 1,516,032  $ 1,053,248  $ 280,135  $ 136,548  $ 31,443  $ 14,405
Portfolio turnover rate
(j)
.......................... 3% 22% 10% 58% 18% 45%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Semi-Annual Financial Statements and Additional Information
30
iShares iBonds Dec 2028 Term Treasury ETF
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Period from
02/25/20
(a)
to 10/31/20
Net asset value, beginning of period ...............
$ 22.06  $ 21.36  $ 21.65  $ 25.14  $ 26.30  $ 25.14
Net investment income
(b)
.......................
0 .44  0 .89  0 .76  0 .36  0 .21  0 .13
Net realized and unrealized gain (loss)
(c)
.............
0.37  0.66  (0.39) (3.54) (1.17) 1.13
Net increase (decrease) from investment operations ...... 0.81  1.55  0.37  (3.18) (0.96) 1.26
Distributions from net investment income
(d)
.......... (0.43)
(e)
(0.85) (0.66) (0.31) (0.20) (0.10)
Net asset value, end of period .................... $ 22.44  $ 22.06  $ 21.36  $ 21.65  $ 25.14  $ 26.30
Total Return
(f)
Based on net asset value ........................ 3.71%
(g)
7.36% 1.62% (12.70)% (3.71)% 5.01%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ...............................
0.07%
(i)
0.07% 0.07% 0.07% 0.07% 0.07%
(i)
Total expenses after fees waived ...................
0.07%
(i)
0.07% 0.07% 0.07% 0.07% 0.07%
(i)
Net investment income ..........................
4.05%
(i)
4.06% 3.47% 1.54% 0.83% 0.71%
(i)
Supplemental Data
Net assets, end of period (000) .................... $ 1,003,977  $ 710,270  $ 198,610  $ 34,637  $ 18,852  $ 14,467
Portfolio turnover rate
(j)
.......................... 11% 4% 15% 34% 73% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
31
Financial Highlights
iShares iBonds Dec 2029 Term Treasury ETF
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Period from
02/25/20
(a)
to 10/31/20
Net asset value, beginning of period ...............
$ 21.56  $ 20.73  $ 21.32  $ 25.02  $ 26.27  $ 25.04
Net investment income
(b)
.......................
0 .43  0 .88  0 .78  0 .39  0 .19  0 .14
Net realized and unrealized gain (loss)
(c)
.............
0.41  0.78  (0.65) (3.81) (1.25) 1.20
Net increase (decrease) from investment operations ...... 0.84  1.66  0.13  (3.42) (1.06) 1.34
Distributions from net investment income
(d)
.......... (0.41)
(e)
(0.83) (0.72) (0.28) (0.19) (0.11)
Net asset value, end of period .................... $ 21.99  $ 21.56  $ 20.73  $ 21.32  $ 25.02  $ 26.27
Total Return
(f)
Based on net asset value ........................ 3.96%
(g)
8.09% 0.55% (13.72)% (4.08)% 5.35%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ...............................
0.07%
(i)
0.07% 0.07% 0.07% 0.07% 0.07%
(i)
Total expenses after fees waived ...................
0.07%
(i)
0.07% 0.07% 0.07% 0.07% 0.07%
(i)
Net investment income ..........................
4.07%
(i)
4.06% 3.63% 1.68% 0.74% 0.78%
(i)
Supplemental Data
Net assets, end of period (000) .................... $ 656,323  $ 367,608  $ 119,210  $ 38,370  $ 17,512  $ 23,645
Portfolio turnover rate
(j)
.......................... 3% 35% 34% 51% 0%
(k)
19%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
(k)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Semi-Annual Financial Statements and Additional Information
32
iShares iBonds Dec 2030 Term Treasury ETF
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Period from
07/14/20
(a)
to 10/31/20
Net asset value, beginning of period ..............
$ 19.45  $ 18.59  $ 19.32  $ 23.28  $ 24.58  $ 25.06
Net investment income
(b)
......................
0 .39  0 .77  0 .58  0 .49  0 .20  0 .04
Net realized and unrealized gain (loss)
(c)
............
0.41  0.84  (0.73) (4.11) (1.32) (0.49)
Net increase (decrease) from investment operations ..... 0.80  1.61  (0.15) (3.62) (1.12) (0.45)
Distributions from net investment income
(d)
......... (0.38)
(e)
(0.75) (0.58) (0.34) (0.18) (0.03)
Net asset value, end of period ................... $ 19.87  $ 19.45  $ 18.59  $ 19.32  $ 23.28  $ 24.58
Total Return
(f)
Based on net asset value ....................... 4.15%
(g)
8.76% (0.88)% (15.69)% (4.58)% (1.81)%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ..............................
0.07%
(i)
0.07% 0.07% 0.07% 0.07% 0.07%
(i)
Total expenses after fees waived ..................
0.07%
(i)
0.07% 0.07% 0.07% 0.07% 0.07%
(i)
Net investment income .........................
4.05%
(i)
3.95% 2.99% 2.36% 0.83% 0.53%
(i)
Supplemental Data
Net assets, end of period (000) ................... $ 433,228  $ 283,068  $ 148,729  $ 74,378  $ 3,493  $ 2,458
Portfolio turnover rate
(j)
......................... 20% 15% 43% 0%
(k)
37% 36%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
(k)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
33
Financial Highlights
iShares iBonds Dec 2031 Term Treasury ETF
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Period from
07/13/21
(a)
to 10/31/21
Net asset value, beginning of period .............................
$ 20.13  $ 19.16  $ 20.16  $ 24.65  $ 24.91
Net investment income
(b)
.....................................
0 .42  0 .82  0 .69  0 .55  0 .10
Net realized and unrealized gain (loss)
(c)
...........................
0.38  0.94  (1.07) (4.63) (0.30)
Net increase (decrease) from investment operations .................... 0.80  1.76  (0.38) (4.08) (0.20)
Distributions
(d)
– – – – –
From net investment income ..................................
( 0 .40 )
(e)
( 0 .79 ) ( 0 .62 ) ( 0 .39 ) ( 0 .06 )
From net realized gain .......................................
—  —  —  ( 0 .02 ) —
Total distributions ........................................... (0.40) (0.79) (0.62) (0.41) (0.06)
Net asset value, end of period .................................. $ 20.53  $ 20.13  $ 19.16  $ 20.16  $ 24.65
Total Return
(f)
Based on net asset value ...................................... 4.10%
(g)
9.22% (2.03)% (16.73)% (0.81)%
(g)
Ratios to Average Net Assets
(h)
Total expen ses .............................................
0.07%
(i)
0.07% 0.07% 0.07% 0.07%
(i)
Total expenses after fees waived .................................
0.07%
(i)
0.07% 0.07% 0.07% 0.07%
(i)
Net investment income ........................................
4.19%
(i)
4.04% 3.38% 2.54% 1.29%
(i)
Supplemental Data
Net assets, end of period (000) .................................. $ 370,627  $ 240,512  $ 117,864  $ 14,111  $ 2,465
Portfolio turnover rate
(j)
........................................ 9% 39% 0%
(k)
10% 26%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
(k)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Semi-Annual Financial Statements and Additional Information
34
iShares iBonds Dec 2032 Term Treasury ETF
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Period from
07/06/22
(a)
to 10/31/22
Net asset value, beginning of period ...........................................
$ 22.64  $ 21.48  $ 22.72  $ 24.88
Net investment income
(b)
...................................................
0 .45  0 .89  0 .84  0 .23
Net realized and unrealized gain (loss)
(c)
.........................................
0.43  1.14  (1.33) (2.25)
Net increase (decrease) from investment operations .................................. 0.88  2.03  (0.49) (2.02)
Distributions from net investment income
(d)
...................................... (0.44)
(e)
(0.87) (0.75) (0.14)
Net asset value, end of period ................................................ $ 23.08  $ 22.64  $ 21.48  $ 22.72
Total Return
(f)
Based on net asset value .................................................... 3.94%
(g)
9.58% (2.37)% (8.16)%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ...........................................................
0.07%
(i)
0.07% 0.07% 0.07%
(i)
Total expenses after fees waived ...............................................
0.07%
(i)
0.07% 0.07% 0.07%
(i)
Net investment income ......................................................
4.04%
(i)
3.94% 3.67% 2.97%
(i)
Supplemental Data
Net assets, end of period (000) ................................................ $ 321,989  $ 250,196  $ 135,293  $ 4,543
Portfolio turnover rate
(j)
...................................................... 28% 2% 13% 47%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
35
Financial Highlights
iShares iBonds Dec 2033 Term Treasury ETF
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Period from
06/27/23
(a)
to 10/31/23
Net asset value, beginning of period ..........................................................
$ 24.19  $ 22.98  $ 25.00
Net investment income
(b)
..................................................................
0 .51  1 .03  0 .35
Net realized and unrealized gain (loss)
(c)
........................................................
0.36  1.16  (2.19)
Net increase (decrease) from investment operations ................................................. 0.87  2.19  (1.84)
Distributions from net investment income
(d)
..................................................... (0.49)
(e)
(0.98) (0.18)
Net asset value, end of period ............................................................... $ 24.57  $ 24.19  $ 22.98
Total Return
(f)
Based on net asset value ................................................................... 3.66%
(g)
9.58% (7.38)%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ..........................................................................
0.07%
(i)
0.07% 0.07%
(i)
Total expenses after fees waived ..............................................................
0.07%
(i)
0.07% 0.07%
(i)
Net investment income .....................................................................
4.27%
(i)
4.23% 4.18%
(i)
Supplemental Data
Net assets, end of period (000) ............................................................... $ 336,548  $ 215,285  $ 68,944
Portfolio turnover rate
(j)
..................................................................... 1% 23% 55%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
2025
iShares Semi-Annual Financial Statements and Additional Information
36
iShares iBonds
Dec 2035 Term
Treasury ETF
Period from
03/25/25
(a)
to 04/30/25
(unaudited)
Net asset value, beginning of period .......................................................................................
$ 25.00
Net investment income
(b)
...............................................................................................
0 .11
Net realized and unrealized gain
(c)
.........................................................................................
0.31
Net increase from investment operations ...................................................................................... 0.42
Net asset value, end of period ............................................................................................ $ 25.42
Total Return
(d)
Based on net asset value ................................................................................................ 1.68%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .......................................................................................................
0.07%
(g)
Net investment income ..................................................................................................
4.25%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 3,813
Portfolio turnover rate
(h)
.................................................................................................. 1%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
37
Financial Highlights
iShares iBonds
Dec 2045 Term
Treasury ETF
Period from
03/25/25
(a)
to 04/30/25
(unaudited)
Net asset value, beginning of period .......................................................................................
$ 25.00
Net investment income
(b)
...............................................................................................
0 .12
Net realized and unrealized loss
(c)
.........................................................................................
(0.07)
Net increase from investment operations ...................................................................................... 0.05
Net asset value, end of period ............................................................................................ $ 25.05
Total Return
(d)
Based on net asset value ................................................................................................ 0.20%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .......................................................................................................
0.07%
(g)
Net investment income ..................................................................................................
4.69%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 3,758
Portfolio turnover rate
(h)
.................................................................................................. 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
2025
iShares Semi-Annual Financial Statements and Additional Information
38
iShares iBonds
Dec 2055 Term
Treasury ETF
Period from
03/25/25
(a)
to 04/30/25
(unaudited)
Net asset value, beginning of period .......................................................................................
$ 25.00
Net investment income
(b)
...............................................................................................
0 .11
Net realized and unrealized loss
(c)
.........................................................................................
(0.13)
Net decrease from investment operations ..................................................................................... (0.02)
Net asset value, end of period ............................................................................................ $ 24.98
Total Return
(d)
Based on net asset value ................................................................................................ (0.07)%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .......................................................................................................
0.07%
(g)
Net investment income ..................................................................................................
4.68%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 3,747
Portfolio turnover rate
(h)
.................................................................................................. 1%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
39
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures ("ASU 2023-07") during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of operations.
The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker ("CODM") and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not
iShares ETF
Diversification
Classification
iBonds Dec 2025 Term Treasury ........................................................................................... Diversified
iBonds Dec 2026 Term Treasury ........................................................................................... Diversified
iBonds Dec 2027 Term Treasury ........................................................................................... Diversified
iBonds Dec 2028 Term Treasury ........................................................................................... Diversified
iBonds Dec 2029 Term Treasury ........................................................................................... Diversified
iBonds Dec 2030 Term Treasury ........................................................................................... Diversified
iBonds Dec 2031 Term Treasury ........................................................................................... Diversified
iBonds Dec 2032 Term Treasury ........................................................................................... Diversified
iBonds Dec 2033 Term Treasury ........................................................................................... Diversified
iBonds Dec 2035 Term Treasury
(a)
.......................................................................................... Diversified
iBonds Dec 2045 Term Treasury
(a)
.......................................................................................... Diversified
iBonds Dec 2055 Term Treasury
(a)
.......................................................................................... Diversified
(a)
The Fund commenced operations on March 25, 2025.

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
40
otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.

Notes to Financial Statements
(unaudited) (continued)
41
Notes to Financial Statements
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. ("BlackRock"). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except ( i ) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.07%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
iBonds Dec 2025 Term Treasury
Jefferies LLC ......................................... $ 48,232,445 $ (48,232,445) $ – $ –
m
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.
iShares ETF Amounts Waived
iBonds Dec 2025 Term Treasury ........................................................................................... $ 25,264
iBonds Dec 2026 Term Treasury ........................................................................................... 5,358
iBonds Dec 2027 Term Treasury ........................................................................................... 3,785
iBonds Dec 2028 Term Treasury ........................................................................................... 3,218
iBonds Dec 2029 Term Treasury ........................................................................................... 1,735
iBonds Dec 2030 Term Treasury ........................................................................................... 1,565
iBonds Dec 2031 Term Treasury ........................................................................................... 1,856
iBonds Dec 2032 Term Treasury ........................................................................................... 220
iBonds Dec 2033 Term Treasury ........................................................................................... 267

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
42
investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
April 30, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. Purchases and Sales
For the period ended April 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the period ended April 30, 2025, in-kind transactions were as follows:
iShares ETF Amounts
iBonds Dec 2025 Term Treasury ............................................................................................... $ 73,557

U.S. Government Securities
iShares ETF Purchases Sales
iBonds Dec 2025 Term Treasury ............................................................................ $ — $ 445,515,900
iBonds Dec 2026 Term Treasury ............................................................................ 36,047,873 48,856,946
iBonds Dec 2027 Term Treasury ............................................................................ 37,527,475 66,681,377
iBonds Dec 2028 Term Treasury ............................................................................ 92,460,953 99,997,577
iBonds Dec 2029 Term Treasury ............................................................................ 14,228,773 16,027,618
iBonds Dec 2030 Term Treasury ............................................................................ 69,123,124 71,766,828
iBonds Dec 2031 Term Treasury ............................................................................ 25,820,040 26,878,058
iBonds Dec 2032 Term Treasury ............................................................................ 76,076,003 77,930,102
iBonds Dec 2033 Term Treasury ............................................................................ 3,509,835 4,118,432
iBonds Dec 2035 Term Treasury ............................................................................ 1,235,870 16,499
iBonds Dec 2045 Term Treasury ............................................................................ 1,490,233 283,087
iBonds Dec 2055 Term Treasury ............................................................................ 1,236,692 15,538
iShares ETF
In-kind
Purchases
In-kind
Sales
iBonds Dec 2025 Term Treasury ............................................................................ $ 7,995,090 $ 232,503,880
iBonds Dec 2026 Term Treasury ............................................................................ 512,625,403 107,996,401
iBonds Dec 2027 Term Treasury ............................................................................ 485,622,597 46,227,136
iBonds Dec 2028 Term Treasury ............................................................................ 316,242,612 44,584,220
iBonds Dec 2029 Term Treasury ............................................................................ 278,801,712 8,539,425
iBonds Dec 2030 Term Treasury ............................................................................ 141,083,159 2,893,249

Notes to Financial Statements
(unaudited) (continued)
43
Notes to Financial Statements
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of October 31, 2024, the Funds had capital loss carryforwards available to offset future realized capital gains as follows:
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
iShares ETF
In-kind
Purchases
In-kind
Sales
iBonds Dec 2031 Term Treasury ............................................................................ $ 126,517,545 $ 7,009,241
iBonds Dec 2032 Term Treasury ............................................................................ 77,076,371 12,291,140
iBonds Dec 2033 Term Treasury ............................................................................ 142,810,644 29,556,725
iBonds Dec 2035 Term Treasury ............................................................................ 2,510,437 —
iBonds Dec 2045 Term Treasury ............................................................................ 2,501,841 —
iBonds Dec 2055 Term Treasury ............................................................................ 2,453,364 —
iShares ETF
Non-Expiring Capital
Loss Carryforwards
iBonds Dec 2025 Term Treasury ........................................................................................... $ (7,364,392)
iBonds Dec 2026 Term Treasury ........................................................................................... (8,375,555)
iBonds Dec 2027 Term Treasury ........................................................................................... (5,873,734)
iBonds Dec 2028 Term Treasury ........................................................................................... (3,407,063)
iBonds Dec 2029 Term Treasury ........................................................................................... (4,774,756)
iBonds Dec 2030 Term Treasury ........................................................................................... (7,960,073)
iBonds Dec 2031 Term Treasury ........................................................................................... (5,021,591)
iBonds Dec 2032 Term Treasury ........................................................................................... (553,831)
iBonds Dec 2033 Term Treasury ........................................................................................... (275,920)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
iBonds Dec 2025 Term Treasury ....................................... $ 2,304,754,758 $ 1,140,092 $ (69,374) $ 1,070,718
iBonds Dec 2026 Term Treasury ....................................... 1,841,404,239 10,061,212 – 10,061,212
iBonds Dec 2027 Term Treasury ....................................... 1,481,626,455 19,872,480 – 19,872,480
iBonds Dec 2028 Term Treasury ....................................... 977,246,474 17,132,320 (1,196) 17,131,124
iBonds Dec 2029 Term Treasury ....................................... 638,537,983 13,051,194 (712) 13,050,482
iBonds Dec 2030 Term Treasury ....................................... 421,195,936 9,403,424 (397) 9,403,027
iBonds Dec 2031 Term Treasury ....................................... 360,204,122 8,220,266 – 8,220,266
iBonds Dec 2032 Term Treasury ....................................... 311,967,846 4,893,548 (1,094) 4,892,454
iBonds Dec 2033 Term Treasury ....................................... 323,985,124 7,046,788 – 7,046,788
iBonds Dec 2035 Term Treasury ....................................... 3,729,198 32,718 – 32,718
iBonds Dec 2045 Term Treasury ....................................... 3,714,069 – (33,879) (33,879)
iBonds Dec 2055 Term Treasury ....................................... 3,675,088 21,760 – 21,760

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
44
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
Six Months Ended
04/30/25
Year Ended
10/31/24
iShares ETF Shares Amount Shares Amount
iBonds Dec 2025 Term Treasury
Shares sold 14,650,000 $ 341,457,546 44,150,000 $ 1,024,709,502
Shares redeemed
(11,800,000) (275,193,989) (22,300,000) (519,576,578)
2,850,000 $ 66,263,557 21,850,000 $ 505,132,924
iBonds Dec 2026 Term Treasury
Shares sold 23,850,000 $ 543,782,408 43,550,000 $ 990,245,833
Shares redeemed
(4,800,000) (109,298,449) (2,500,000) (57,330,507)
19,050,000 $ 434,483,959 41,050,000 $ 932,915,326
iBonds Dec 2027 Term Treasury
Shares sold 22,100,000 $ 491,310,883 34,500,000 $ 765,131,227
Shares redeemed
(2,100,000) (47,086,277) (200,000) (4,531,601)
20,000,000 $ 444,224,606 34,300,000 $ 760,599,626
iBonds Dec 2028 Term Treasury
Shares sold 14,600,000 $ 320,741,224 23,950,000 $ 526,498,195
Shares redeemed
(2,050,000) (45,199,416) (1,050,000) (23,070,329)
12,550,000 $ 275,541,808 22,900,000 $ 503,427,866

Notes to Financial Statements
(unaudited) (continued)
45
Notes to Financial Statements
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
04/30/25
Year Ended
10/31/24
iShares ETF Shares Amount Shares Amount
iBonds Dec 2029 Term Treasury
Shares sold 13,200,000 $ 283,185,202 11,850,000 $ 255,485,096
Shares redeemed
(400,000) (8,670,490) (550,000) (12,003,429)
12,800,000 $ 274,514,712 11,300,000 $ 243,481,667
iBonds Dec 2030 Term Treasury
Shares sold 7,400,000 $ 143,494,425 7,300,000 $ 141,811,939
Shares redeemed
(150,000) (2,946,993) (750,000) (14,464,879)
7,250,000 $ 140,547,432 6,550,000 $ 127,347,060
iBonds Dec 2031 Term Treasury
Shares sold 6,450,000 $ 129,217,726 6,700,000 $ 134,404,859
Shares redeemed
(350,000) (7,139,731) (900,000) (18,272,693)
6,100,000 $ 122,077,995 5,800,000 $ 116,132,166
iBonds Dec 2032 Term Treasury
Shares sold 3,450,000 $ 77,840,463 6,000,000 $ 135,999,177
Shares redeemed
(550,000) (12,391,058) (1,250,000) (28,197,350)
2,900,000 $ 65,449,405 4,750,000 $ 107,801,827
iBonds Dec 2033 Term Treasury
Shares sold 6,050,000 $ 144,646,570 6,400,000 $ 154,195,893
Shares redeemed
(1,250,000) (29,959,045) (500,000) (12,189,687)
4,800,000 $ 114,687,525 5,900,000 $ 142,006,206
Period Ended
04/30/25
iShares ETF Shares Amount
iBonds Dec 2035 Term Treasury
(a)
Shares sold .......................................................................... 150,000 $ 3,765,715
iBonds Dec 2045 Term Treasury
(a)
Shares sold .......................................................................... 150,000 $ 3,775,543
iBonds Dec 2055 Term Treasury
(a)
Shares sold .......................................................................... 150,000 $ 3,711,285
(a)
The Fund commenced operations on March 25, 2025.

Additional Information
2025
iShares Semi-Annual Financial Statements and Additional Information
46
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
47
Board Review and Approval of Investment Advisory Contract
iShares iBonds Dec 2035 Term Treasury ETF, iShares iBonds Dec 2045 Term Treasury ETF, iShares iBonds Dec 2055 Term Treasury ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider the approval of the proposed
Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed
Advisory Agreement. At a meeting held on March 19-20, 2025 the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates;
and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information, or any single factor as determinative, and each Board
Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Agreement are discussed below.
Expenses of the Fund : The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Agreement.
Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by
BFA under the Advisory Agreement. In reviewing
the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA,
BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds.
The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds, and other matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as
BlackRock’s continued investments in its ETF business.
Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement supported the Board’s approval of the Advisory Agreement.
Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates
:
The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Agreement or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.
Economies of Scale: The Board considered information that it had previously received regarding potential economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the
iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory
Agreement for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Agreement.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive character and scope of services provided to the iShares

Board Review and Approval of Investment Advisory Contract
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
48
funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.
Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the other benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of
BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to
BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that will be provided by BlackRock Investments, LLC (“BRIL”), an affiliate of
BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Agreement.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory
Agreement.

Glossary of Terms Used in these Financial Statements
49
Glossary of Terms Used in these Financial Statements
Currency Abbreviation
USD United States Dollar

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

April 30, 2025
2025 Semi-Annual
Financial Statements and
Additional Information (Unaudited)
iShares Trust
iShares iBonds Oct 2025 Term TIPS ETF | IBIB | NYSE Arca
iShares iBonds Oct 2026 Term TIPS ETF | IBIC | NYSE Arca
iShares iBonds Oct 2027 Term TIPS ETF | IBID | NYSE Arca
iShares iBonds Oct 2028 Term TIPS ETF | IBIE | NYSE Arca
iShares iBonds Oct 2029 Term TIPS ETF | IBIF | NYSE Arca
iShares iBonds Oct 2030 Term TIPS ETF | IBIG | NYSE Arca
iShares iBonds Oct 2031 Term TIPS ETF | IBIH | NYSE Arca
iShares iBonds Oct 2032 Term TIPS ETF | IBII | NYSE Arca
iShares iBonds Oct 2033 Term TIPS ETF | IBIJ | NYSE Arca
iShares iBonds Oct 2035 Term TIPS ETF | IBIL | NYSE Arca

Page
2

Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
iBonds
®
Oct 2025 Term TIPS ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Notes
0.38% , 07/15/25 ................... USD 16,480 $ 16,463,000
0.13% , 10/15/25 ................... 15,807 15,799,813
Total Long-Term Investments — 93 .9%
(Cost: $ 32,192,654 ) ............................... 32,262,813
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 27.6%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30%
(a) (b)
.................. 9,467,948 $ 9,467,948
Total Short-Term Securities — 27 .6%
(Cost: $ 9,467,948 ) ............................... 9,467,948
Total Investments — 121 .5%
(Cost: $ 41,660,602 ) ............................... 41,730,761
Liabilities in Excess of Other Assets — (21.5) % ............ (7,370,580)
Net Assets — 100.0% ...............................
$ 34,360,181
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 13,946 $ 9,454,002
(a)
$ — $ — $ — $ 9,467,948 9,467,948 $ 30,064 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 32,262,813 $ — $ 32,262,813
Short-Term Securities
Money Market Funds ...................................... 9,467,948 — — 9,467,948
$ 9,467,948 $ 32,262,813 $ — $ 41,730,761

2025
iShares Semi-Annual Financial Statements and Additional Informa
Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
iBonds
®
Oct 2026 Term TIPS ETF
4
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds ,
2.00% , 01/15/26 ................... USD 5,229 $ 5,274,481
U.S. Treasury Inflation Linked Notes
0.63% , 01/15/26 ................... 10,550 10,540,960
0.13% , 04/15/26 - 10/15/26 ............ 32,146 31,992,114
Total Long-Term Investments — 99 .7%
(Cost: $ 47,257,332 ) ............................... 47,807,555
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30%
(a) (b)
.................. 96,253 $ 96,253
Total Short-Term Securities — 0 .2%
(Cost: $ 96,253 ) ................................. 96,253
Total Investments — 99 .9%
(Cost: $ 47,353,585 ) ............................... 47,903,808
Other Assets Less Liabilities — 0.1% .................... 51,926
Net Assets — 100.0% ...............................
$ 47,955,734
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 15,220 $ 81,033
(a)
$ — $ — $ — $ 96,253 96,253 $ 1,637 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 47,807,555 $ — $ 47,807,555
Short-Term Securities
Money Market Funds ...................................... 96,253 — — 96,253
$ 96,253 $ 47,807,555 $ — $ 47,903,808

Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
iBonds
®
Oct 2027 Term TIPS ETF
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds ,
2.38% , 01/15/27 ................... USD 4,245 $ 4,360,300
U.S. Treasury Inflation Linked Notes
0.38% , 01/15/27 - 07/15/27 ............ 17,526 17,407,634
0.13% , 04/15/27 ................... 10,606 10,455,352
1.63% , 10/15/27 ................... 10,632 10,849,224
Total Long-Term Investments — 99 .6%
(Cost: $ 42,208,042 ) ............................... 43,072,510
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30%
(a) (b)
.................. 149,719 $ 149,719
Total Short-Term Securities — 0 .3%
(Cost: $ 149,719 ) ................................. 149,719
Total Investments — 99 .9%
(Cost: $ 42,357,761 ) ............................... 43,222,229
Other Assets Less Liabilities — 0.1% .................... 53,969
Net Assets — 100.0% ...............................
$ 43,276,198
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 43,538 $ 106,181
(a)
$ — $ — $ — $ 149,719 149,719 $ 1,534 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 43,072,510 $ — $ 43,072,510
Short-Term Securities
Money Market Funds ...................................... 149,719 — — 149,719
$ 149,719 $ 43,072,510 $ — $ 43,222,229

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
iBonds
®
Oct 2028 Term TIPS ETF
6
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds
1.75% , 01/15/28 ................... USD 3,645 $ 3,719,445
3.63% , 04/15/28 ................... 1,639 1,759,469
U.S. Treasury Inflation Linked Notes
0.50% , 01/15/28 ................... 8,623 8,514,050
1.25% , 04/15/28 ................... 10,225 10,271,998
0.75% , 07/15/28 ................... 8,214 8,154,571
2.38% , 10/15/28 ................... 10,168 10,624,781
Total Long-Term Investments — 99 .5%
(Cost: $ 42,077,657 ) ............................... 43,044,314
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30%
(a) (b)
.................. 454,144 $ 454,144
Total Short-Term Securities — 1 .0%
(Cost: $ 454,144 ) ................................. 454,144
Total Investments — 100 .5%
(Cost: $ 42,531,801 ) ............................... 43,498,458
Liabilities in Excess of Other Assets — (0.5) % ............. (196,189)
Net Assets — 100.0% ...............................
$ 43,302,269
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 214,995 $ 239,149
(a)
$ — $ — $ — $ 454,144 454,144 $ 4,002 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 43,044,314 $ — $ 43,044,314
Short-Term Securities
Money Market Funds ...................................... 454,144 — — 454,144
$ 454,144 $ 43,044,314 $ — $ 43,498,458

Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
iBonds
®
Oct 2029 Term TIPS ETF
Schedules of Investments
7
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds
2.50% , 01/15/29 .................. USD 2,853 $ 2,986,835
3.88% , 04/15/29 .................. 3,625 3,990,746
U.S. Treasury Inflation Linked Notes
0.88% , 01/15/29 .................. 5,577 5,510,544
2.13% , 04/15/29 .................. 8,628 8,908,677
0.25% , 07/15/29 .................. 6,571 6,321,272
1.63% , 10/15/29 .................. 8,917 9,063,319
Total Long-Term Investments — 99 .8%
(Cost: $ 35,783,465 ) ............................... 36,781,393
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30%
(a) (b)
................. 245,587 $ 245,587
Total Short-Term Securities — 0 .7%
(Cost: $ 245,587 ) ................................. 245,587
Total Investments — 100 .5%
(Cost: $ 36,029,052 ) ............................... 37,026,980
Liabilities in Excess of Other Assets — (0.5) % ............. (185,171)
Net Assets — 100.0% ...............................
$ 36,841,809
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 110,921 $ 134,666
(a)
$ — $ — $ — $ 245,587 245,587 $ 1,298
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 36,781,393 $ — $ 36,781,393
Short-Term Securities
Money Market Funds ...................................... 245,587 — — 245,587
$ 245,587 $ 36,781,393 $ — $ 37,026,980

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
iBonds
®
Oct 2030 Term TIPS ETF
8
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Notes
0.13% , 01/15/30 - 07/15/30 ............ USD 56,252 $ 52,966,479
1.63% , 04/15/30 ................... 12,623 12,747,060
Total Long-Term Investments — 99 .9%
(Cost: $ 64,730,536 ) ............................... 65,713,539
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30%
(a) (b)
.................. 39,123 $ 39,123
Total Short-Term Securities — 0 .1%
(Cost: $ 39,123 ) ................................. 39,123
Total Investments — 100 .0%
(Cost: $ 64,769,659 ) ............................... 65,752,662
Liabilities in Excess of Other Assets — (0.0) % ............. (2,406)
Net Assets — 100.0% ...............................
$ 65,750,256
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 5,761 $ 33,362
(a)
$ — $ — $ — $ 39,123 39,123 $ 460 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 65,713,539 $ — $ 65,713,539
Short-Term Securities
Money Market Funds ...................................... 39,123 — — 39,123
$ 39,123 $ 65,713,539 $ — $ 65,752,662

Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
iBonds
®
Oct 2031 Term TIPS ETF
Schedules of Investments
9
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Notes
0.13% , 01/15/31 - 07/15/31 ............ USD 28,375 $ 26,130,919
Total Long-Term Investments — 99 .9%
(Cost: $ 25,630,167 ) ............................... 26,130,919
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30%
(a) (b)
.................. 13,620 $ 13,620
Total Short-Term Securities — 0 .1%
(Cost: $ 13,620 ) ................................. 13,620
Total Investments — 100 .0%
(Cost: $ 25,643,787 ) ............................... 26,144,539
Other Assets Less Liabilities — 0.0% .................... 8,532
Net Assets — 100.0% ...............................
$ 26,153,071
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 3,958 $ 9,662
(a)
$ — $ — $ — $ 13,620 13,620 $ 371 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 26,130,919 $ — $ 26,130,919
Short-Term Securities
Money Market Funds ...................................... 13,620 — — 13,620
$ 13,620 $ 26,130,919 $ — $ 26,144,539

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
iBonds
®
Oct 2032 Term TIPS ETF
10
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds ,
3.38% , 04/15/32 ................... USD 1,368 $ 1,523,726
U.S. Treasury Inflation Linked Notes
0.13% , 01/15/32 ................... 10,195 9,203,453
0.63% , 07/15/32 ................... 10,662 9,909,046
Total Long-Term Investments — 99 .8%
(Cost: $ 20,320,519 ) ............................... 20,636,225
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30%
(a) (b)
.................. 34,129 $ 34,129
Total Short-Term Securities — 0 .2%
(Cost: $ 34,129 ) ................................. 34,129
Total Investments — 100 .0%
(Cost: $ 20,354,648 ) ............................... 20,670,354
Liabilities in Excess of Other Assets — (0.0) % ............. (1,513)
Net Assets — 100.0% ...............................
$ 20,668,841
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 15,423 $ 18,706
(a)
$ — $ — $ — $ 34,129 34,129 $ 377 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 20,636,225 $ — $ 20,636,225
Short-Term Securities
Money Market Funds ...................................... 34,129 — — 34,129
$ 34,129 $ 20,636,225 $ — $ 20,670,354

Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
iBonds
®
Oct 2033 Term TIPS ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Notes
1.13% , 01/15/33 .................. USD 13,517 $ 12,879,754
1.38% , 07/15/33 .................. 13,294 12,881,160
Total Long-Term Investments — 99 .6%
(Cost: $ 25,402,273 ) ............................... 25,760,914
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30%
(a) (b)
................. 3,504 $ 3,504
Total Short-Term Securities — 0.0%
(Cost: $ 3,504 ) .................................. 3,504
Total Investments — 99 .6%
(Cost: $ 25,405,777 ) ............................... 25,764,418
Other Assets Less Liabilities — 0.4% .................... 96,055
Net Assets — 100.0% ...............................
$ 25,860,473
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 2,445 $ 1,059
(a)
$ — $ — $ — $ 3,504 3,504 $ 524 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 25,760,914 $ — $ 25,760,914
Short-Term Securities
Money Market Funds ...................................... 3,504 — — 3,504
$ 3,504 $ 25,760,914 $ — $ 25,764,418

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
iBonds
®
Oct 2035 Term TIPS ETF
12
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Notes ,
2.13% , 01/15/35 ................... USD 4,934 $ 5,021,050
Total Long-Term Investments — 99 .4%
(Cost: $ 5,009,468 ) ............................... 5,021,050
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30%
(a) (b)
.................. 2,508 $ 2,508
Total Short-Term Securities — 0.0%
(Cost: $ 2,508 ) .................................. 2,508
Total Investments — 99 .4%
(Cost: $ 5,011,976 ) ............................... 5,023,558
Other Assets Less Liabilities — 0.6% .................... 30,367
Net Assets — 100.0% ...............................
$ 5,053,925
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
03/25/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ — $ 2,508
(a)
$ — $ — $ — $ 2,508 2,508 $ 8 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 5,021,050 $ — $ 5,021,050
Short-Term Securities
Money Market Funds ...................................... 2,508 — — 2,508
$ 2,508 $ 5,021,050 $ — $ 5,023,558

Statements of Assets and Liabilities
(unaudited)

April 30, 2025
13
Statements of Assets and Liabilities
See notes to financial statements.
iShares iBonds
Oct 2025 Term
TIPS ETF
iShares iBonds
Oct 2026 Term
TIPS ETF
iShares iBonds
Oct 2027 Term
TIPS ETF
iShares iBonds
Oct 2028 Term
TIPS ETF
ASSETS
Investments, at value — unaffiliated
(a)
.......................................... $ 32,262,813 $ 47,807,555 $ 43,072,510 $ 43,044,314
Investments, at value — affiliated
(b)
............................................ 9,467,948 96,253 149,719 454,144
Receivables: – – – –
Investment s sold ...................................................... — — — 740,833
Dividends — affiliated ................................................... 16,535 443 505 1,350
Interest — unaffiliated ................................................... 15,183 55,100 56,901 67,009
Total a ssets ...........................................................
41,762,479 47,959,351 43,279,635 44,307,650
LIABILITIES
Payables: – – – –
Investments purchased .................................................. 7,399,944 — — 1,002,068
Investment advisory fees ................................................. 2,354 3,617 3,437 3,313
Total li abilities ..........................................................
7,402,298 3,617 3,437 1,005,381
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 34,360,181 $ 47,955,734 $ 43,276,198 $ 43,302,269
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 34,113,311 $ 47,150,391 $ 42,167,793 $ 42,098,504
Accumulated earnings .................................................... 246,870 805,343 1,108,405 1,203,765
NET ASSETS ..........................................................
$ 34,360,181 $ 47,955,734 $ 43,276,198 $ 43,302,269
NET ASSET VALUE
Shares outstanding ......................................................
1,350,000 1,850,000 1,650,000 1,650,000
Net asset value .........................................................
$ 25.45 $ 25.92 $ 26.23 $ 26.24
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 32,192,654 $ 47,257,332 $ 42,208,042 $ 42,077,657
(b)
  Investments, at cost — affiliated ......................................... $ 9,467,948 $ 96,253 $ 149,719 $ 454,144

Statements of Assets and Liabilities
(unaudited) (continued)
April 30, 2025
2025
iShares Semi-Annual Financial Statements and Additional Information
14
See notes to financial statements.
iShares iBonds
Oct 2029 Term
TIPS ETF
iShares iBonds
Oct 2030 Term
TIPS ETF
iShares iBonds
Oct 2031 Term
TIPS ETF
iShares iBonds
Oct 2032 Term
TIPS ETF
ASSETS
Investments, at value — unaffiliated
(a)
.......................................... $ 36,781,393 $ 65,713,539 $ 26,130,919 $ 20,636,225
Investments, at value — affiliated
(b)
............................................ 245,587 39,123 13,620 34,129
Receivables: – – – –
Investment s sold ...................................................... — 12,726,749 — —
Capital shares sold ..................................................... — 814 — —
Dividends — affiliated ................................................... 604 191 132 150
Interest — unaffiliated ................................................... 59,891 25,537 10,385 25,228
Total a ssets ...........................................................
37,087,475 78,505,953 26,155,056 20,695,732
LIABILITIES
Payables: – – – –
Investments purchased .................................................. 242,731 12,752,192 — 25,234
Investment advisory fees ................................................. 2,935 3,505 1,985 1,657
Total li abilities ..........................................................
245,666 12,755,697 1,985 26,891
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 36,841,809 $ 65,750,256 $ 26,153,071 $ 20,668,841
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 35,745,464 $ 64,353,734 $ 25,509,525 $ 20,230,598
Accumulated earnings .................................................... 1,096,345 1,396,522 643,546 438,243
NET ASSETS ..........................................................
$ 36,841,809 $ 65,750,256 $ 26,153,071 $ 20,668,841
NET ASSET VALUE
Shares outstanding ......................................................
1,400,000 2,500,000 1,000,000 800,000
Net asset value .........................................................
$ 26.32 $ 26.30 $ 26.15 $ 25.84
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 35,783,465 $ 64,730,536 $ 25,630,167 $ 20,320,519
(b)
  Investments, at cost — affiliated ......................................... $ 245,587 $ 39,123 $ 13,620 $ 34,129

Statements of Assets and Liabilities
(unaudited) (continued)
April 30, 2025
15
Statements of Assets and Liabilities
See notes to financial statements.
iShares iBonds
Oct 2033 Term
TIPS ETF
iShares iBonds
Oct 2035 Term
TIPS ETF
ASSETS
Investments, at value — unaffiliated
(a)
......................................................................... $ 25,760,914 $ 5,021,050
Investments, at value — affiliated
(b)
........................................................................... 3,504 2,508
Receivables: – –
Dividends — affiliated .................................................................................. 103 8
Interest — unaffiliated .................................................................................. 98,051 30,701
Total a ssets ..........................................................................................
25,862,572 5,054,267
LIABILITIES
Payables: – –
Investment advisory fees ................................................................................ 2,099 342
Total li abilities .........................................................................................
2,099 342
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 25,860,473 $ 5,053,925
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 25,369,127 $ 5,014,931
Accumulated earnings ................................................................................... 491,346 38,994
NET ASSETS .........................................................................................
$ 25,860,473 $ 5,053,925
NET ASSET VALUE
Shares outstanding .....................................................................................
1,000,000 200,000
Net asset value ........................................................................................
$ 25.86 $ 25.27
Shares authorized ......................................................................................
Unlimited Unlimited
Par value ............................................................................................
None None
(a)
  Investments, at cost — unaffiliated ................................................................... $ 25,402,273 $ 5,009,468
(b)
  Investments, at cost — affiliated ..................................................................... $ 3,504 $ 2,508

Statements of Operations
(unaudited)
Six Months Ended April 30, 2025
2025
iShares Semi-Annual Financial Statements and Additional Information
16
iShares iBonds
Oct 2025 Term
TIPS ETF
iShares iBonds
Oct 2026 Term
TIPS ETF
iShares iBonds
Oct 2027 Term
TIPS ETF
iShares iBonds
Oct 2028 Term
TIPS ETF
INVESTMENT INCOME – – – –
Dividends — affiliated ............................................. $ 30,064 $ 1,637 $ 1,534 $ 4,002
Interest — unaffiliated
(a)
............................................ 676,744 851,934 790,423 767,628
Total investment income .............................................
706,808 853,571 791,957 771,630
EXPENSES
Investment advisory .............................................. 14,041 16,422 15,463 15,327
Total e xpenses ...................................................
14,041 16,422 15,463 15,327
Less: – – – –
Investment advisory fees waived ..................................... (605) (34) (31) (82)
Total ex penses after fees waived .......................................
13,436 16,388 15,432 15,245
Net investment income ..............................................
693,372 837,183 776,525 756,385
REALIZED AND UNREALIZED GAIN (LOSS) $ 66,014 $ 451,108 $ 679,833 $ 784,842
Net realized gain from:
Investments — unaffiliated ....................................... $ 3,480 $ 422 $ 255 $ 688
In-kind redemptions — unaffiliated
(b)
................................. 6,311 — — —
9,791 422 255 688
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ....................................... 56,225 450,686 679,578 784,154
Net realized and unrealized gain .......................................
66,016 451,108 679,833 784,842
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ 759,388 $ 1,288,291 $ 1,456,358 $ 1,541,227
(a)
Includes net inflationary and deflationary adjustments. See Note 4 of the Notes to Financial Statements.
(b)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended April 30, 2025
17
Statements of Operations
iShares iBonds
Oct 2029 Term
TIPS ETF
iShares iBonds
Oct 2030 Term
TIPS ETF
iShares iBonds
Oct 2031 Term
TIPS ETF
iShares iBonds
Oct 2032 Term
TIPS ETF
INVESTMENT INCOME – – – –
Dividends — affiliated ............................................. $ 1,279 $ 460 $ 371 $ 377
Interest — unaffiliated
(a)
............................................ 694,143 669,723 512,657 408,352
Securities lending income — affiliated — net ............................. 19 — — —
Total investment income .............................................
695,441 670,183 513,028 408,729
EXPENSES
Investment advisory .............................................. 13,713 12,415 10,005 7,810
Total e xpenses ...................................................
13,713 12,415 10,005 7,810
Less: – – – –
Investment advisory fees waived ..................................... (26) (10) (8) (8)
Total ex penses after fees waived .......................................
13,687 12,405 9,997 7,802
Net investment income ..............................................
681,754 657,778 503,031 400,927
REALIZED AND UNREALIZED GAIN (LOSS) $ 754,974 $ 1,045,241 $ 435,620 $ 266,212
Net realized gain (loss) from:
Investments — unaffiliated ....................................... $ (23,472) $ 146,819 $ (6,592) $ (2,697)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ....................................... 778,447 898,421 442,212 268,909
Net realized and unrealized gain .......................................
754,975 1,045,240 435,620 266,212
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ 1,436,729 $ 1,703,018 $ 938,651 $ 667,139
(a)
Includes net inflationary and deflationary adjustments. See Note 4 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended April 30, 2025
2025
iShares Semi-Annual Financial Statements and Additional Information
18
iShares iBonds
Oct 2033 Term
TIPS ETF
iShares iBonds
Oct 2035 Term
TIPS ETF
(a)
INVESTMENT INCOME – –
Dividends — affiliated ............................................................................... $ 524 $ 8
Interest — unaffiliated
(b)
.............................................................................. 549,270 27,766
Total investment income ...............................................................................
549,794 27,774
EXPENSES
Investment advisory ................................................................................ 10,722 362
Total e xpenses .....................................................................................
10,722 362
Less: – –
Investment advisory fees waived ....................................................................... (11) —
Total ex penses after fees waived .........................................................................
10,711 362
Net investment income ................................................................................
539,083 27,412
REALIZED AND UNREALIZED GAIN (LOSS) $ 262,637 $ 11,582
Net realized loss from:
Investments — unaffiliated ......................................................................... $ (6,131) $ —
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 268,768 11,582
Net realized and unrealized gain .........................................................................
262,637 11,582
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................................
$ 801,720 $ 38,994
(a)
For the period from March 25, 2025 (commencement of operations) to April 30, 2025.
(b)
Includes net inflationary and deflationary adjustments. See Note 4 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets
19
Statements of Changes in Net Assets
See notes to financial statements.
iShares iBonds Oct 2025 Term TIPS ETF iShares iBonds Oct 2026 Term TIPS ETF
Six Months Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Six Months Ended
04/30/25
(unaudited)
Year Ended
10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 693,372 $ 780,650 $ 837,183 $ 766,993
Net realized gain (loss) ............................................ 9,791 (4,178) 422 (3,953)
Net change in unrealized appreciation (depreciation) ........................ 56,225 30,023 450,686 122,100
Net increase in net assets resulting from operations ...........................
759,388 806,495 1,288,291 885,140
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(588,664)
(b)
(743,241) (632,657)
(b)
(739,536)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
12,693,603 16,416,206 26,949,025 16,454,335
NET ASSETS
Total increase in net assets ........................................... 12,864,327 16,479,460 27,604,659 16,599,939
Beginning of period ................................................
21,495,854 5,016,394 20,351,075 3,751,136
End of period ....................................................
$ 34,360,181 $ 21,495,854 $ 47,955,734 $ 20,351,075
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
20
See notes to financial statements.
iShares iBonds Oct 2027 Term TIPS ETF iShares iBonds Oct 2028 Term TIPS ETF
Six Months Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Six Months Ended
04/30/25
(unaudited)
Year Ended
10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 776,525 $ 695,276 $ 756,385 $ 672,723
Net realized gain (loss) ............................................ 255 (862) 688 16,603
Net change in unrealized appreciation (depreciation) ........................ 679,578 219,179 784,154 220,705
Net increase in net assets resulting from operations ...........................
1,456,358 913,593 1,541,227 910,031
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(581,998)
(b)
(672,523) (580,206)
(b)
(643,176)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
23,227,047 13,955,880 21,891,772 16,466,918
NET ASSETS
Total increase in net assets ........................................... 24,101,407 14,196,950 22,852,793 16,733,773
Beginning of period ................................................
19,174,791 4,977,841 20,449,476 3,715,703
End of period ....................................................
$ 43,276,198 $ 19,174,791 $ 43,302,269 $ 20,449,476
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
21
Statements of Changes in Net Assets
See notes to financial statements.
iShares iBonds Oct 2029 Term TIPS ETF iShares iBonds Oct 2030 Term TIPS ETF
Six Months Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Six Months Ended
04/30/25
(unaudited)
Year Ended
10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 681,754 $ 565,459 $ 657,778 $ 544,211
Net realized gain (loss) ............................................ (23,472) (89,550) 146,819 (5,150)
Net change in unrealized appreciation (depreciation) ........................ 778,447 263,867 898,421 155,031
Net increase in net assets resulting from operations ...........................
1,436,729 739,776 1,703,018 694,092
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(515,259)
(b)
(542,188) (427,577)
(b)
(521,955)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
17,990,401 14,022,119 47,824,279 14,028,240
NET ASSETS
Total increase in net assets ........................................... 18,911,871 14,219,707 49,099,720 14,200,377
Beginning of period ................................................
17,929,938 3,710,231 16,650,536 2,450,159
End of period ....................................................
$ 36,841,809 $ 17,929,938 $ 65,750,256 $ 16,650,536
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
22
See notes to financial statements.
iShares iBonds Oct 2031 Term TIPS ETF iShares iBonds Oct 2032 Term TIPS ETF
Six Months Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Six Months Ended
04/30/25
(unaudited)
Year Ended
10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 503,031 $ 476,833 $ 400,927 $ 457,970
Net realized gain (loss) ............................................ (6,592) (3,502) (2,697) 11,643
Net change in unrealized appreciation (depreciation) ........................ 442,212 143,031 268,909 159,964
Net increase in net assets resulting from operations ...........................
938,651 616,362 667,139 629,577
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(386,367)
(b)
(460,196) (301,819)
(b)
(457,380)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
8,971,752 14,036,421 8,892,820 7,598,001
NET ASSETS
Total increase in net assets ........................................... 9,524,036 14,192,587 9,258,140 7,770,198
Beginning of period ................................................
16,629,035 2,436,448 11,410,701 3,640,503
End of period ....................................................
$ 26,153,071 $ 16,629,035 $ 20,668,841 $ 11,410,701
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
23
Statements of Changes in Net Assets
See notes to financial statements.
iShares iBonds Oct 2033 Term TIPS ETF
iShares iBonds Oct
2035 Term TIPS ETF
Six Months Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Period from
03/25/25
(a)
to 04/30/25
(unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................. $ 539,083 $ 640,736 $ 27,412
Net realized loss ................................................................. (6,131) (12,766) —
Net change in unrealized appreciation (depreciation) ......................................... 268,768 190,456 11,582
Net increase in net assets resulting from operations ............................................
801,720 818,426 38,994
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ..................................
(424,918)
(c)
(617,439) —
CAPITAL SHARE TRANSACTIONS
$ – $ – $ –
Net increase in net assets derived from capital share transactions ..................................
7,651,294 14,007,056 5,014,931
NET ASSETS
Total increase in net assets ............................................................ 8,028,096 14,208,043 5,053,925
Beginning of period .................................................................
17,832,377 3,624,334 —
End of period .....................................................................
$ 25,860,473 $ 17,832,377 $ 5,053,925
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)
2025
iShares Annual Financial Statements and Additional Information
24
iShares iBonds Oct 2025 Term TIPS ETF
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Period from
09/13/23
(a)
to 10/31/23
Net asset value, beginning of period ..........................................................
$ 25.29  $ 25.08  $ 25.00
Net investment income
(b)
..................................................................
0 .62  1 .41  0 .23
Net realized and unrealized gain (loss)
(c)
........................................................
0.06  0.06  (0.15)
Net increase from investment operations ......................................................... 0.68  1.47  0.08
Distributions from net investment income
(d)
..................................................... (0.52)
(e)
(1.26) —
Net asset value, end of period ............................................................... $ 25.45  $ 25.29  $ 25.08
Total Return
(f)
Based on net asset value ................................................................... 2.74%
(g)
5.98% 0.33%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ..........................................................................
0.10%
(i)
0.10% 0.10%
(i)
Total expenses after fees waived ..............................................................
0.10%
(i)
0.10% 0.10%
(i)
Net investment income .....................................................................
4.94%
(i)
5.58% 6.88%
(i)
Supplemental Data
Net assets, end of period (000) ............................................................... $ 34,360  $ 21,496  $ 5,016
Portfolio turnover rate
(j)
..................................................................... 0% 0% 0%
(k)
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
(k)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
25
Financial Highlights
iShares iBonds Oct 2026 Term TIPS ETF
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Period from
09/13/23
(a)
to 10/31/23
Net asset value, beginning of period .........................................................
$ 25.44  $ 25.01  $ 25.00
Net investment income
(b)
.................................................................
0 .65  1 .31  0 .22
Net realized and unrealized gain (loss)
(c)
.......................................................
0.30  0.31  (0.21)
Net increase from investment operations ........................................................ 0.95  1.62  0.01
Distributions from net investment income
(d)
.................................................... (0.47)
(e)
(1.19) —
Net asset value, end of period .............................................................. $ 25.92  $ 25.44  $ 25.01
Total Return
(f)
Based on net asset value .................................................................. 3.76%
(g)
6.60% 0.03%
(g)
Ratios to Average Net Assets
(h)
Total expen ses .........................................................................
0.10%
(i)
0.10% 0.10%
(i)
Total expenses after fees waived .............................................................
0.10%
(i)
0.10% 0.10%
(i)
Net investment income ....................................................................
5.10%
(i)
5.15% 6.62%
(i)
Supplemental Data
Net assets, end of period (000) .............................................................. $ 47,956  $ 20,351  $ 3,751
Portfolio turnover rate
(j)
.................................................................... 0% 0%
(k)
0%
(k)
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
(k)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Semi-Annual Financial Statements and Additional Information
26
iShares iBonds Oct 2027 Term TIPS ETF
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Period from
09/13/23
(a)
to 10/31/23
Net asset value, beginning of period .........................................................
$ 25.57  $ 24.89  $ 25.00
Net investment income
(b)
.................................................................
0 .64  1 .28  0 .22
Net realized and unrealized gain (loss)
(c)
.......................................................
0.46  0.51  (0.33)
Net increase (decrease) from investment operations ................................................ 1.10  1.79  (0.11)
Distributions from net investment income
(d)
.................................................... (0.44)
(e)
(1.11) —
Net asset value, end of period .............................................................. $ 26.23  $ 25.57  $ 24.89
Total Return
(f)
Based on net asset value .................................................................. 4.34%
(g)
7.27% (0.44)%
(g)
Ratios to Average Net Assets
(h)
Total expen ses .........................................................................
0.10%
(i)
0.10% 0.10%
(i)
Total expenses after fees waived .............................................................
0.10%
(i)
0.10% 0.10%
(i)
Net investment income ....................................................................
5.02%
(i)
5.02% 6.46%
(i)
Supplemental Data
Net assets, end of period (000) .............................................................. $ 43,276  $ 19,175  $ 4,978
Portfolio turnover rate
(j)
.................................................................... 0%
(k)
0%
(k)
0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
(k)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
27
Financial Highlights
iShares iBonds Oct 2028 Term TIPS ETF
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Period from
09/13/23
(a)
to 10/31/23
Net asset value, beginning of period ..........................................................
$ 25.56  $ 24.77  $ 25.00
Net investment income
(b)
..................................................................
0 .63  1 .23  0 .20
Net realized and unrealized gain (loss)
(c)
........................................................
0.52  0.63  (0.43)
Net increase (decrease) from investment operations ................................................. 1.15  1.86  (0.23)
Distributions
(d)
– – –
From net investment income ...............................................................
( 0 .45 )
(e)
( 1 .07 ) —
From net realized gain ....................................................................
( 0 .02 ) —  —
Total distributions ........................................................................ (0.47) (1.07) —
Net asset value, end of period ............................................................... $ 26.24  $ 25.56  $ 24.77
Total Return
(f)
Based on net asset value ................................................................... 4.53%
(g)
7.60% (0.91)%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ..........................................................................
0.10%
(i)
0.10% 0.10%
(i)
Total expenses after fees waived ..............................................................
0.10%
(i)
0.10% 0.10%
(i)
Net investment income .....................................................................
4.94%
(i)
4.81% 6.05%
(i)
Supplemental Data
Net assets, end of period (000) ............................................................... $ 43,302  $ 20,449  $ 3,716
Portfolio turnover rate
(j)
..................................................................... 3% 10% 11%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Semi-Annual Financial Statements and Additional Information
28
iShares iBonds Oct 2029 Term TIPS ETF
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Period from
09/19/23
(a)
to 10/31/23
Net asset value, beginning of period ..........................................................
$ 25.61  $ 24.73  $ 25.00
Net investment income
(b)
..................................................................
0 .64  1 .20  0 .19
Net realized and unrealized gain (loss)
(c)
........................................................
0.53  0.76  (0.46)
Net increase (decrease) from investment operations ................................................. 1.17  1.96  (0.27)
Distributions from net investment income
(d)
..................................................... (0.46)
(e)
(1.08) —
Net asset value, end of period ............................................................... $ 26.32  $ 25.61  $ 24.73
Total Return
(f)
Based on net asset value ................................................................... 4.57%
(g)
8.02% (1.06)%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ..........................................................................
0.10%
(i)
0.10% 0.10%
(i)
Total expenses after fees waived ..............................................................
0.10%
(i)
0.10% 0.10%
(i)
Net investment income .....................................................................
4.97%
(i)
4.67% 6.46%
(i)
Supplemental Data
Net assets, end of period (000) ............................................................... $ 36,842  $ 17,930  $ 3,710
Portfolio turnover rate
(j)
..................................................................... 9% 57% 0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
29
Financial Highlights
iShares iBonds Oct 2030 Term TIPS ETF
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Period from
09/19/23
(a)
to 10/31/23
Net asset value, beginning of period .........................................................
$ 25.62  $ 24.50  $ 25.00
Net investment income
(b)
.................................................................
0 .68  1 .23  0 .19
Net realized and unrealized gain (loss)
(c)
.......................................................
0.44  0.96  (0.69)
Net increase (decrease) from investment operations ................................................ 1.12  2.19  (0.50)
Distributions from net investment income
(d)
.................................................... (0.44)
(e)
(1.07) —
Net asset value, end of period .............................................................. $ 26.30  $ 25.62  $ 24.50
Total Return
(f)
Based on net asset value .................................................................. 4.43%
(g)
9.03% (1.99)%
(g)
Ratios to Average Net Assets
(h)
Total expen ses .........................................................................
0.10%
(i)
0.10% 0.10%
(i)
Total expenses after fees waived .............................................................
0.10%
(i)
0.10% 0.10%
(i)
Net investment income ....................................................................
5.30%
(i)
4.82% 6.69%
(i)
Supplemental Data
Net assets, end of period (000) .............................................................. $ 65,750  $ 16,651  $ 2,450
Portfolio turnover rate
(j)
.................................................................... 46% 0%
(k)
0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
(k)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Semi-Annual Financial Statements and Additional Information
30
iShares iBonds Oct 2031 Term TIPS ETF
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Period from
09/19/23
(a)
to 10/31/23
Net asset value, beginning of period .........................................................
$ 25.58  $ 24.36  $ 25.00
Net investment income
(b)
.................................................................
0 .64  1 .26  0 .20
Net realized and unrealized gain (loss)
(c)
.......................................................
0.40  1.03  (0.84)
Net increase (decrease) from investment operations ................................................ 1.04  2.29  (0.64)
Distributions from net investment income
(d)
.................................................... (0.47)
(e)
(1.07) —
Net asset value, end of period .............................................................. $ 26.15  $ 25.58  $ 24.36
Total Return
(f)
Based on net asset value .................................................................. 4.13%
(g)
9.47% (2.54)%
(g)
Ratios to Average Net Assets
(h)
Total expen ses .........................................................................
0.10%
(i)
0.10% 0.10%
(i)
Total expenses after fees waived .............................................................
0.10%
(i)
0.10% 0.10%
(i)
Net investment income ....................................................................
5.03%
(i)
4.93% 6.79%
(i)
Supplemental Data
Net assets, end of period (000) .............................................................. $ 26,153  $ 16,629  $ 2,436
Portfolio turnover rate
(j)
.................................................................... 0% 0%
(k)
0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
(k)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
31
Financial Highlights
iShares iBonds Oct 2032 Term TIPS ETF
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Period from
09/19/23
(a)
to 10/31/23
Net asset value, beginning of period .........................................................
$ 25.36  $ 24.27  $ 25.00
Net investment income
(b)
.................................................................
0 .65  1 .30  0 .20
Net realized and unrealized gain (loss)
(c)
.......................................................
0.29  1.05  (0.93)
Net increase (decrease) from investment operations ................................................ 0.94  2.35  (0.73)
Distributions from net investment income
(d)
.................................................... (0.46)
(e)
(1.26) —
Net asset value, end of period .............................................................. $ 25.84  $ 25.36  $ 24.27
Total Return
(f)
Based on net asset value .................................................................. 3.73%
(g)
9.78% (2.92)%
(g)
Ratios to Average Net Assets
(h)
Total expen ses .........................................................................
0.10%
(i)
0.10% 0.10%
(i)
Total expenses after fees waived .............................................................
0.10%
(i)
0.10% 0.10%
(i)
Net investment income ....................................................................
5.13%
(i)
5.11% 6.99%
(i)
Supplemental Data
Net assets, end of period (000) .............................................................. $ 20,669  $ 11,411  $ 3,641
Portfolio turnover rate
(j)
.................................................................... 0%
(k)
0%
(k)
0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
(k)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Semi-Annual Financial Statements and Additional Information
32
iShares iBonds Oct 2033 Term TIPS ETF
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Period from
09/19/23
(a)
to 10/31/23
Net asset value, beginning of period ..........................................................
$ 25.47  $ 24.16  $ 25.00
Net investment income
(b)
..................................................................
0 .63  1 .23  0 .19
Net realized and unrealized gain (loss)
(c)
........................................................
0.23  1.13  (1.03)
Net increase (decrease) from investment operations ................................................. 0.86  2.36  (0.84)
Distributions from net investment income
(d)
..................................................... (0.47)
(e)
(1.05) —
Net asset value, end of period ............................................................... $ 25.86  $ 25.47  $ 24.16
Total Return
(f)
Based on net asset value ................................................................... 3.39%
(g)
9.84% (3.35)%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ..........................................................................
0.10%
(i)
0.10% 0.10%
(i)
Total expenses after fees waived ..............................................................
0.10%
(i)
0.10% 0.10%
(i)
Net investment income .....................................................................
5.03%
(i)
4.79% 6.60%
(i)
Supplemental Data
Net assets, end of period (000) ............................................................... $ 25,860  $ 17,832  $ 3,624
Portfolio turnover rate
(j)
..................................................................... 1% 5% 11%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
33
Financial Highlights
iShares iBonds
Oct 2035 Term
TIPS ETF
Period from
03/25/25
(a)
to 04/30/25
(unaudited)
Net asset value, beginning of period .......................................................................................
$ 25.00
Net investment income
(b)
...............................................................................................
0 .19
Net realized and unrealized gain
(c)
.........................................................................................
0.08
Net increase from investment operations ...................................................................................... 0.27
Net asset value, end of period ............................................................................................ $ 25.27
Total Return
(d)
Based on net asset value ................................................................................................ 1.08%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .......................................................................................................
0.10%
(g)
Net investment income ..................................................................................................
7.56%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 5,054
Portfolio turnover rate
(h)
.................................................................................................. 0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2025
iShares Semi-Annual Financial Statements and Additional Information
34
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures ("ASU 2023-07") during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of operations.
The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker ("CODM") and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has
iShares ETF
Diversification
Classification
iBonds Oct 2025 Term TIPS .............................................................................................. Diversified
iBonds Oct 2026 Term TIPS .............................................................................................. Diversified
iBonds Oct 2027 Term TIPS .............................................................................................. Diversified
iBonds Oct 2028 Term TIPS .............................................................................................. Diversified
iBonds Oct 2029 Term TIPS .............................................................................................. Diversified
iBonds Oct 2030 Term TIPS .............................................................................................. Diversified
iBonds Oct 2031 Term TIPS .............................................................................................. Diversified
iBonds Oct 2032 Term TIPS .............................................................................................. Diversified
iBonds Oct 2033 Term TIPS .............................................................................................. Diversified
iBonds Oct 2035 Term TIPS
(a)
............................................................................................ Diversified
(a)
The Fund commenced operations on March 25, 2025.

Notes to Financial Statements
(unaudited) (continued)
35
Notes to Financial Statements
formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Inflation-Indexed Bonds: Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds.
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
36
default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.10%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
iShares ETF Amounts Waived
iBonds Oct 2025 Term TIPS .............................................................................................. $ 605
iBonds Oct 2026 Term TIPS .............................................................................................. 34
iBonds Oct 2027 Term TIPS .............................................................................................. 31
iBonds Oct 2028 Term TIPS .............................................................................................. 82
iBonds Oct 2029 Term TIPS .............................................................................................. 26
iBonds Oct 2030 Term TIPS .............................................................................................. 10
iBonds Oct 2031 Term TIPS .............................................................................................. 8
iBonds Oct 2032 Term TIPS .............................................................................................. 8
iBonds Oct 2033 Term TIPS .............................................................................................. 11

Notes to Financial Statements
(unaudited) (continued)
37
Notes to Financial Statements
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
April 30, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. Purchases and Sales
For the period ended April 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the period ended April 30, 2025, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
iShares ETF Amounts
iBonds Oct 2029 Term TIPS .................................................................................................. $ 8
U.S. Government Securities
iShares ETF Purchases Sales
iBonds Oct 2025 Term TIPS ............................................................................... $ — $ 5,643,450
iBonds Oct 2026 Term TIPS ............................................................................... — 336,527
iBonds Oct 2027 Term TIPS ............................................................................... 37,517 542,995
iBonds Oct 2028 Term TIPS ............................................................................... 1,002,068 1,316,444
iBonds Oct 2029 Term TIPS ............................................................................... 2,517,353 2,730,893
iBonds Oct 2030 Term TIPS ............................................................................... 12,752,192 13,153,544
iBonds Oct 2031 Term TIPS ............................................................................... — 387,011
iBonds Oct 2032 Term TIPS ............................................................................... 62,181 306,805
iBonds Oct 2033 Term TIPS ............................................................................... 129,656 430,664
iBonds Oct 2035 Term TIPS ............................................................................... 1,244,927 —
iShares ETF
In-kind
Purchases
In-kind
Sales
iBonds Oct 2025 Term TIPS ............................................................................... $ — $ 575,491
iBonds Oct 2026 Term TIPS ............................................................................... 20,573,990 —
iBonds Oct 2027 Term TIPS ............................................................................... 23,130,726 —
iBonds Oct 2028 Term TIPS ............................................................................... 21,691,146 —
iBonds Oct 2029 Term TIPS ............................................................................... 17,888,665 —
iBonds Oct 2030 Term TIPS ............................................................................... 47,777,737 —
iBonds Oct 2031 Term TIPS ............................................................................... 8,964,283 —
iBonds Oct 2032 Term TIPS ............................................................................... 8,873,922 —
iBonds Oct 2033 Term TIPS ............................................................................... 7,630,532 —
iBonds Oct 2035 Term TIPS ............................................................................... 3,744,755 —

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
38
As of October 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
iShares ETF
Non-Expiring Capital
Loss Carryforwards
iBonds Oct 2025 Term TIPS .............................................................................................. $ (4,179)
iBonds Oct 2026 Term TIPS .............................................................................................. (3,953)
iBonds Oct 2027 Term TIPS .............................................................................................. (862)
iBonds Oct 2029 Term TIPS .............................................................................................. (89,550)
iBonds Oct 2030 Term TIPS .............................................................................................. (5,150)
iBonds Oct 2031 Term TIPS .............................................................................................. (3,502)
iBonds Oct 2032 Term TIPS .............................................................................................. (2,498)
iBonds Oct 2033 Term TIPS .............................................................................................. (19,536)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
iBonds Oct 2025 Term TIPS .......................................... $ 41,660,602 $ 70,159 $ – $ 70,159
iBonds Oct 2026 Term TIPS .......................................... 47,353,585 550,223 – 550,223
iBonds Oct 2027 Term TIPS .......................................... 42,357,761 864,468 – 864,468
iBonds Oct 2028 Term TIPS .......................................... 42,531,801 966,657 – 966,657
iBonds Oct 2029 Term TIPS .......................................... 36,029,052 997,928 – 997,928
iBonds Oct 2030 Term TIPS .......................................... 64,769,659 988,136 (5,133) 983,003
iBonds Oct 2031 Term TIPS .......................................... 25,643,787 500,752 – 500,752
iBonds Oct 2032 Term TIPS .......................................... 20,354,648 315,706 – 315,706
iBonds Oct 2033 Term TIPS .......................................... 25,405,777 358,641 – 358,641
iBonds Oct 2035 Term TIPS .......................................... 5,011,976 11,582 – 11,582

Notes to Financial Statements
(unaudited) (continued)
39
Notes to Financial Statements
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Six Months Ended
04/30/25
Year Ended
10/31/24
iShares ETF Shares Amount Shares Amount
iBonds Oct 2025 Term TIPS
Shares sold 550,000 $ 13,966,818 650,000 $ 16,416,206
Shares redeemed
(50,000) (1,273,215) — —
500,000 $ 12,693,603 650,000 $ 16,416,206
iBonds Oct 2026 Term TIPS
Shares sold 1,050,000 $ 26,949,025 650,000 $ 16,454,335
iBonds Oct 2027 Term TIPS
Shares sold 900,000 $ 23,227,047 550,000 $ 13,955,880
iBonds Oct 2028 Term TIPS
Shares sold 850,000 $ 21,891,772 650,000 $ 16,466,918
iBonds Oct 2029 Term TIPS
Shares sold 700,000 $ 17,990,401 550,000 $ 14,022,119
iBonds Oct 2030 Term TIPS
Shares sold 1,850,000 $ 47,824,279 550,000 $ 14,028,240
iBonds Oct 2031 Term TIPS
Shares sold 350,000 $ 8,971,752 550,000 $ 14,036,421
iBonds Oct 2032 Term TIPS
Shares sold 350,000 $ 8,892,820 350,000 $ 8,859,878
Shares redeemed
— — (50,000) (1,261,877)
iBonds Oct 2033 Term TIPS
Shares sold 300,000 $ 7,651,294 550,000 $ 14,007,056
Period Ended
04/30/25
iShares ETF Shares Amount
iBonds Oct 2035 Term TIPS
(a)
Shares sold .......................................................................... 200,000 $ 5,014,931
(a)
The Fund commenced operations on March 25, 2025.

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
40
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Additional Information
41
Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
2025
iShares Semi-Annual Financial Statements and Additional Information
42
iShares iBonds Oct 2035 Term TIPS ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider the approval of the proposed
Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed
Advisory Agreement. At a meeting held on March 19-20, 2025 the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates;
and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information, or any single factor as determinative, and each Board
Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Agreement are discussed below.
Expenses of the Fund : The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Agreement.
Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Agreement. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA,
BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds.
The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds, and other matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as
BlackRock’s continued investments in its ETF business.
Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement supported the Board’s approval of the Advisory Agreement.
Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates
:
The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Agreement or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.
Economies of Scale: The Board considered information that it had previously received regarding potential economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the
iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory
Agreement for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Agreement.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive character and scope of services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors

Board Review and Approval of Investment Advisory Contract
(continued)
43
Board Review and Approval of Investment Advisory Contract
beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.
Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the other benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of
BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to
BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that will be provided by BlackRock Investments, LLC (“BRIL”), an affiliate of
BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Agreement.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory
Agreement.

Glossary of Terms Used in these Financial Statements
2025
iShares Semi-Annual Financial Statements and Additional Information
44
Currency Abbreviation
USD United States Dollar

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

April 30, 2025
2025 Semi-Annual
Financial Statements and
Additional Information (Unaudited)
iShares Trust
iShares Yield Optimized Bond ETF | BYLD | NYSE Arca

Page
2

Schedule of Investments
April 30, 2025
iShares
®
Yield Optimized Bond ETF
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security Shares Value
Investment Companies
Domestic Fixed Income — 39.9%
(a)
iShares 0-5 Year High Yield Corporate Bond
ETF
(b)
.......................... 507,853 $ 21,492,339
iShares Broad USD High Yield Corporate Bond
ETF
(b)
.......................... 687,176 25,150,642
iShares Core 1-5 Year USD Bond ETF ..... 243,226 11,815,919
iShares Core Total USD Bond Market ETF ... 263,650 12,141,082
iShares Floating Rate Bond ETF ......... 464,857 23,670,518
94,270,500
International Fixed Income — 9.9%
iShares J.P. Morgan Emerging Markets High
Yield Bond ETF
(a)
.................. 613,995 23,282,690
Investment Grade Bonds — 40.0%
(a)
iShares 10+ Year Investment Grade Corporate
Bond ETF
(b)
...................... 485,653 23,913,554
iShares 1-5 Year Investment Grade Corporate
Bond ETF ....................... 438,595 23,021,852
iShares 5-10 Year Investment Grade Corporate
Bond ETF
(b)
...................... 431,810 22,665,707
iShares Investment Grade Systematic Bond
ETF ........................... 561,855 25,114,919
94,716,032
Mortgage-Backed Securities — 10.1%
iShares MBS ETF
(a)
.................. 255,527 23,965,877
Total Long-Term Investments — 99.9%
(Cost: $ 236,883,653 ) ................................ 236,235,099
Short-Term Securities
Money Market Funds — 20 .1%
(a) (c)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(d)
................... 47,292,712 47,311,629
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 357,730 357,730
Total Short-Term Securities — 20 .1%
(Cost: $ 47,669,290 ) ............................... 47,669,359
Total Investments — 120 .0%
(Cost: $ 284,552,943 ) .............................. 283,904,458
Liabilities in Excess of Other Assets — (20.0) % ............ (47,314,733)
Net Assets — 100.0% ............................... $ 236,589,725
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
iShares
®
Yield Optimized Bond ETF
4
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 85,806,953 $ — $ (38,462,677)
(a)
$ (24,288) $ (8,359) $ 47,311,629 47,292,712 $ 95,629
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 224,701 133,029
(a)
— — — 357,730 357,730 8,229 —
iShares 0-3 Month Treasury
Bond ETF
(c)
.......... 57,998,467 537,702 (58,469,772) (80,043) 13,646 — — 239,115 —
iShares 0-5 Year High Yield
Corporate Bond ETF .... — 22,698,442 (699,680) (17,395) (489,028) 21,492,339 507,853 264,127 —
iShares 10+ Year Investment
Grade Corporate Bond ETF 61,576,274 3,067,168 (40,172,612) (208,293) (348,983) 23,913,554 485,653 835,645 —
iShares 1-5 Year Investment
Grade Corporate Bond ETF — 42,105,082 (19,402,207) 110,636 208,341 23,021,852 438,595 579,868 —
iShares 5-10 Year Investment
Grade Corporate Bond ETF — 24,206,322 (1,523,978) (7,110) (9,527) 22,665,707 431,810 372,684 —
iShares Broad USD High Yield
Corporate Bond ETF .... 48,617,279 3,871,881 (27,164,823) 520,810 (694,505) 25,150,642 687,176 1,381,095 —
iShares CMBS ETF
(c)
...... 24,097,815 222,619 (24,246,273) 289,721 (363,882) — — 69,041 57
iShares Core 1-5 Year USD
Bond ETF ............ — 14,998,614 (3,334,312) 16,530 135,087 11,815,919 243,226 217,078 —
iShares Core Total USD Bond
Market ETF .......... — 12,963,294 (819,289) (1,808) (1,115) 12,141,082 263,650 182,264 —
iShares Floating Rate Bond
ETF ................ 24,407,343 2,469,696 (3,150,411) 23,021 (79,131) 23,670,518 464,857 598,105 —
iShares Investment Grade
Systematic Bond ETF .... — 26,640,221 (1,164,806) (15,176) (345,320) 25,114,919 561,855 313,746 —
iShares J.P. Morgan Emerging
Markets High Yield Bond
ETF ................ 24,432,678 2,455,549 (3,299,853) 56,156 (361,840) 23,282,690 613,995 887,823 —
iShares MBS ETF ........ — 25,817,083 (1,937,336) 716 85,414 23,965,877 255,527 403,218 —
$ 663,477 $ (2,259,202) $ 283,904,458 $ 6,447,667 $ 57
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 236,235,099 $ — $ — $ 236,235,099
Short-Term Securities
Money Market Funds ...................................... 47,669,359 — — 47,669,359
$ 283,904,458 $ — $ — $ 283,904,458

Statement of Assets and Liabilities
(unaudited)

April 30, 2025
5
Statement of Assets and Liabilities
See notes to financial statements.
iShares Yield
Optimized Bond
ETF
ASSETS
Investments, at value — affiliated
(a) (b)
......................................................................................... $ 283,904,458
Receivables: –
Securities lending income — affiliated ...................................................................................... 12,137
Dividends — affiliated ................................................................................................. 1,637
Total a ssets .........................................................................................................
283,918,232
LIABILITIES
Collateral on securities loaned ............................................................................................. 47,328,507
Total li abilities ........................................................................................................
47,328,507
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 236,589,725
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 250,922,738
Accumulated loss ..................................................................................................... (14,333,013)
NET ASSETS ........................................................................................................
$ 236,589,725
NET ASSET VALUE
Shares outstanding ....................................................................................................
10,600,000
Net asset value .......................................................................................................
$ 22.32
Shares authorized .....................................................................................................
Unlimited
Par value ...........................................................................................................
None
(a)
  Investments, at cost — affiliated ................................................................................... $ 284,552,943
(b)
  Securities loaned, at value — affiliated ............................................................................... $ 45,899,153

Statement of Operations
(unaudited)
Six Months Ended April 30, 2025
2025
iShares Semi-Annual Financial Statements and Additional Information
6
See notes to financial statements.
iShares Yield
Optimized Bond
ETF
INVESTMENT INCOME –
Dividends — affiliated ................................................................................................ $ 6,352,038
Interest — unaffiliated ................................................................................................ 23
Securities lending income — affiliated — net ................................................................................ 95,629
Total investment income ................................................................................................
6,447,690
EXPENSES
Investment advisory ................................................................................................. 326,655
Interest expense ................................................................................................... 3
Total e xpenses ......................................................................................................
326,658
Less: –
Investment advisory fees waived ........................................................................................ (326,655)
Total ex penses after fees waived ..........................................................................................
3
Net investment income .................................................................................................
6,447,687
REALIZED AND UNREALIZED GAIN (LOSS) $ (1,595,667)
Net realized gain from:
Investments — affiliated ............................................................................................ $ 412,421
Capital gain distributions from underlying funds — affiliated ..................................................................... 57
In-kind redemptions — affiliated
(a)
...................................................................................... 251,056
663,534
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................................................................ (2,259,202)
Net realized and unrealized loss ...........................................................................................
(1,595,668)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ 4,852,019
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets
7
Statements of Changes in Net Assets
See notes to financial statements.
iShares Yield Optimized Bond ETF
Six Months Ended
04/30/25
(unaudited)
Year Ended
10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 6,447,687 $ 8,759,067
Net realized gain (loss) .............................................................................. 663,534 (4,942,101)
Net change in unrealized appreciation (depreciation) .......................................................... (2,259,202) 12,293,141
Net increase in net assets resulting from operations .............................................................
4,852,019 16,110,107
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(6,427,731)
(b)
(8,790,270)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net increase (decrease) in net assets derived from capital share transactions ...........................................
(3,212,583) 133,930,331
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (4,788,295) 141,250,168
Beginning of period ..................................................................................
241,378,020 100,127,852
End of period ......................................................................................
$ 236,589,725 $ 241,378,020
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)
2025
I Shares Semi-Annual Financial Statements and Additional Information
8
iShares Yield Optimized Bond ETF
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of period .................
$ 22.45  $ 21.08  $ 21.33  $ 25.03  $ 25.63  $ 25.60
Net investment income
(a)
.........................
0 .61  1 .12  0 .93  0 .64  0 .63  0 .80
Net realized and unrealized gain (loss)
(b)
...............
(0.13) 1.38  (0.24) (3.70) (0.51) 0.04
Net increase (decrease) from investment operations ........ 0.48  2.50  0.69  (3.06) 0.12  0.84
Distributions
(c)
– – – – – –
From net investment income ......................
( 0 .61 )
(d)
( 1 .13 ) ( 0 .94 ) ( 0 .64 ) ( 0 .65 ) ( 0 .81 )
From net realized gain ...........................
—  —  —  —  ( 0 .07 ) —
Total distributions ............................... (0.61) (1.13) (0.94) (0.64) (0.72) (0.81)
Net asset value, end of period ...................... $ 22.32  $ 22.45  $ 21.08  $ 21.33  $ 25.03  $ 25.63
Total Return
(e)
Based on net asset value .......................... 2.15%
(f)
12.09% 3.19% (12.39)% 0.47% 3.33%
Ratios to Average Net Assets
(g)
Total expen ses .................................
0.28%
(h)
0.28% 0.28% 0.28% 0.28% 0.28%
Total expenses after fees waived .....................
0.00%
(h) (i)
0.00%
(i)
0.00% 0.00%
(i)
0.00%
(i)
0.00%
(i)
Net investment income ............................
5.53%
(h)
5.00% 4.27% 2.74% 2.49% 3.12%
Supplemental Data
Net assets, end of period (000) ...................... $ 236,590  $ 241,378  $ 100,128  $ 77,854  $ 148,924  $ 190,935
Portfolio turnover rate
(j)
............................ 67% 96% 39% 74% 57% 118%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Rounds to less than 0.01%.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
9
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
The Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in other iShares funds (each, an “underlying fund” and collectively, the
“underlying funds”). The financial statements, including the accounting policies, and schedule of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Fund’s financial statements.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition : For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund.
Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures ("ASU 2023-07") during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations.
The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker ("CODM") and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the "Valuation Committee") to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other
BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
iShares ETF
Diversification
Classification
Yield Optimized Bond .................................................................................................. Diversified

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
10
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Citigroup Global Markets, Inc. .............................. $ 8,930,949 $ (8,930,949) $ – $ –
J.P. Morgan Securities LLC ............................... 25,905,756 (25,905,756) – –
Morgan Stanley ....................................... 11,062,448 (11,062,448) – –
$ 45,899,153 $ (45,899,153) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
11
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA;
and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive its investment advisory fees for the Fund through February 28, 2026.
This amount is included in investment advisory fees waived in the Statement of Operations. For the six months ended April 30, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury,
managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee.
BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the six months ended
April 30, 2025, the Fund paid BTC $33,644 for securities lending agent services.
iShares ETF Investment Advisory Fees
Yield Optimized Bond ............................................................................................... 0 .28%
iShares ETF Amounts Waived
Yield Optimized Bond .................................................................................................. $ 326,655

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
12
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
6. Purchases and Sales
For the six months ended April 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended April 30, 2025, in-kind transactions were as follows:
7. Income Tax Information
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of October 31, 2024, the Fund had non-expiring capital loss carryforwards of $14,366,611 available to offset future realized capital gains.
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments .
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic
iShares ETF Purchases Sales
Yield Optimized Bond ................................................................................... $ 157,508,501 $ 157,504,075
iShares ETF
In-kind
Purchases
In-kind
Sales
Yield Optimized Bond ................................................................................... $ 24,545,172 $ 27,881,277
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Yield Optimized Bond .............................................. $ 284,560,985 $ 746,289 $ (1,402,816) $ (656,527)

Notes to Financial Statements
(unaudited) (continued)
13
Notes to Financial Statements
growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund
Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the
Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
04/30/25
Year Ended
10/31/24
iShares ETF Shares Amount Shares Amount
Yield Optimized Bond
Shares sold 1,100,000 $ 24,704,407 7,350,000 $ 163,524,516
Shares redeemed
(1,250,000) (27,916,990) (1,350,000) (29,594,185)
(150,000) $ (3,212,583) 6,000,000 $ 133,930,331

Additional Information
2025
iShares Semi-Annual Financial Statements and Additional Information
14
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
15
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
ETF Exchange-Traded Fund
MBS Mortgage-Backed Securities

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: June 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: June 24, 2025

By:     /s/ Trent Walker
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: June 24, 2025